UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10183

BRIGHTHOUSE FUNDS TRUST I

(Exact name of registrant as specified in charter)

One Financial Center

Boston, MA 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Kristi Slavin -------------------------- c/o Brighthouse Investment Advisers, LLC One Financial Center Boston, MA 02111	Brian D. McCabe, Esq. -------------------------- Ropes and Gray LLP Prudential Tower 800 Boylston Street Boston, MA 02199

Registrant’s telephone number, including area code: (980) 949-5121

Date of fiscal year end: December 31

Date of reporting period: January 1, 2022 through June 30, 2022

Item 1:  Report to Shareholders.

(a)	The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”):

2

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Managed By AllianceBernstein L.P.

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2022, the Class B shares of the AB Global Dynamic Allocation Portfolio returned -18.57%. The Portfolio’s benchmark, the Dow Jones Moderate Portfolio Index¹, returned -15.76%.

MARKET ENVIRONMENT / CONDITIONS

Equity markets, as measured by the MSCI All Country World Index (“ACWI”), declined 5.36% during the first quarter of 2022 (all returns in U.S. dollar terms). Stocks experienced periods of increased volatility against a backdrop of tightening monetary policy—particularly in the U.S. geopolitical turmoil triggered by Russia’s invasion of Ukraine, and surging COVID-19 cases in China, which prompted the renewal of strict lockdowns in some cities. Inflation continued to accelerate, threatening the global economic recovery as commodity price shocks and global supply-chain woes worsened because of the Russia-Ukraine war.

Early in the first quarter, favorable demand and continued pricing power supported mostly positive earnings season results in developed markets, but did little to quell investor pessimism as uncertainty regarding rising input costs and inflation deterred many companies from raising guidance. While U.S. and eurozone manufacturing and service sector activity accelerated as pandemic restrictions were eased, persistently high inflation raised expectations that the U.S. Federal Reserve (“Fed”) would move to raise interest rates faster than previously expected. Concern over Fed policy and the strength of economic data was increasingly overshadowed, however, as tensions in Ukraine culminated with a Russian invasion on February 24, which was followed by wide-ranging economic and financial sanctions on Russia. Fears that Russian oil and gas exports to Europe could be curtailed—further increasing energy prices and potentially slowing economic growth, especially in Europe—also weighed on equity prices.

The global economic outlook deteriorated sharply in the second quarter as the growing risk of recession—especially in the U.S.—accelerated amid persistently high inflation. Central bankers, led by the Fed, responded with aggressively tighter monetary policy. Global stocks, as measured by the ACWI, declined 15.66% during the second quarter of 2022; year to date, the ACWI has lost 20.18% (all returns in U.S.-dollar terms).

Early in the second quarter, increasingly hawkish (aggressively toned policy) central bank commentary, the impact of rising energy prices on the cost of living, worsened by Russia’s move to reduce energy supplies to parts of Europe, and escalating supply-chain disruptions related to China’s pledge to enforce its zero-COVID policy, all weighed heavily on risk sentiment and fueled investor concern about the growing risk of recession. Investors grew less willing to buy following sharp selloffs amid heightened market volatility. Surging inflation, concern over the prospect of higher interest rates and geopolitical turmoil overshadowed first-quarter earnings results, which largely outpaced expectations.

In addition to a 0.50% interest rate increase in May, the Fed enacted a 0.75% interest rate hike in June—its largest since 1994. Several other key central banks also moved to tighten monetary policy, with the European Central Bank, for example, confirming its intention to raise interest rates twice during the summer. Fed Chair Powell’s unconditional commitment to prevent inflation from becoming entrenched and his acknowledgement that the path to a soft landing (i.e., moderate economic slowdown) had narrowed, also weighed on investor sentiment.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The Portfolio seeks to provide long-term growth by participating in up-markets and seeks to mitigate the downside. We aim to deliver more consistent returns through broad diversification and reduce volatility by making flexible adjustments to asset allocation. In this way, we seek to capture potential return opportunities and manage risk. The Portfolio’s strategic asset allocation is a growth-oriented portfolio with approximately 60% invested in a global mix of equities across capitalization ranges including real estate and 40% invested in a mix of global sovereign and high-quality corporate bonds.

Net of fees, the AB Global Dynamic Allocation Portfolio was negative and underperformed its benchmark for the six-month period ending on June 30, 2022. During this period, the Portfolio’s overweight allocation to U.S. and developed international equities detracted from performance. The Portfolio’s interest rate swap overlay was a detractor from performance over the period. The Portfolio’s underweight allocations to U.S. small and mid-cap equities contributed to performance over the period. The Portfolio’s relative overweight allocation to commodities also contributed to performance.

The Portfolio began the year with a modest overweight allocation to equities, encouraged by signs of stabilization in global growth and a continued reopening global economy. Over the course of January, the overweight position was decreased to an underweight position. The Portfolio decreased but maintained the underweight allocation to return-seeking assets in March.

In the second quarter, the Portfolio increased its underweight allocation to return-seeking assets over the quarter, ending the period with a significant equity underweight allocation. Despite our constructive, longer-term outlook for equities, near-term uncertainties remain. The Russia-Ukraine war has had a meaningful impact on commodity prices with significant upside tail-risk if sanctions broaden. With the COVID Omicron variant now in China, the zero-COVID policy is expected to extend supply chain stresses as well as weigh on global demand. Withdrawal of central bank support in response to persistently high inflation has unsettled markets. Historically, risk assets have been resilient during hiking cycles, which typically coincided with a strong economic backdrop. However, with inflation well above most central bank targets, it could be harder for policy makers to achieve a “soft landing”. At period end, the Portfolio had increased

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Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Managed By AllianceBernstein L.P.

Portfolio Manager Commentary*—(Continued)

the underweight allocation to equities. Within equities, the Portfolio carries a modest overweight allocation to emerging markets and real assets and remains underweight to the U.S.

The Portfolio utilized equity futures, fixed income futures, currency forwards, exchange traded funds, equity options, interest rate swaps, and total return swaps for both hedging and investment purposes during the period. Generally, the Portfolio utilizes a variety of derivative instruments as a component of its overall construction in an effort to effectively manage equity, interest rate, credit, and currency risk to hedge positions and to provide efficient exposure. All derivatives performed in line with the manager’s expectations over the period.

We ended the period with an underweight to risk assets. Within equities, we increased our underweight allocation to both U.S. and international equities. Within fixed income, the Portfolio increased its exposure but still remains below long-term targets. The Portfolio holds a modest underweight allocation to the Japanese yen and is underweight to the euro and British pound sterling.

Daniel Loewy

Caglasu Altunkopru

Alexander Barenboym

Portfolio Managers

AllianceBernstein L.P.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The Dow Jones Moderate Portfolio Index is a member of the Dow Jones Relative Risk Index Series and is designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent an investor’s desired risk profile. The Dow Jones Moderate Portfolio Index level is set to 60% of the Dow Jones Global Stock CMAC Index’s downside risk over the past 36 months.

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Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

A $10,000 INVESTMENT COMPARED TO THE DOW JONES MODERATE PORTFOLIO INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2022

	6 Month	1 Year	5 Year	10 Year
AB Global Dynamic Allocation Portfolio
Class B	-18.57	-15.68	1.91	4.49
Dow Jones Moderate Portfolio Index	-15.76	-14.07	4.54	6.19

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2022

Top Equity Sectors

% of Net Assets
Information Technology	8.2
Health Care	7.1
Financials	7.0
Real Estate	6.3
Industrials	5.6

Top Fixed Income Sectors

% of Net Assets
U.S. Treasury & Government Agencies	31.7
Foreign Government	8.9

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Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2022 through June 30, 2022.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

AB Global Dynamic Allocation Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period** January 1, 2022 to June 30, 2022
Class B (a)	Actual	0.88%	$1,000.00	$814.30	$3.96
	Hypothetical*	0.88%	$1,000.00	$1,020.43	$4.41

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 7 of the Notes to Consolidated Financial Statements.

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AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—53.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.7%
Airbus SE	33,425	$3,281,927
BAE Systems plc	177,991	1,800,226
Boeing Co. (The) (a)	12,030	1,644,742
Dassault Aviation S.A.	1,427	222,767
Elbit Systems, Ltd.	1,520	348,405
General Dynamics Corp.	5,060	1,119,525
Howmet Aerospace, Inc.	8,331	262,010
Huntington Ingalls Industries, Inc.	879	191,464
Kongsberg Gruppen ASA	5,070	182,415
L3Harris Technologies, Inc.	4,308	1,041,244
Lockheed Martin Corp.	5,321	2,287,817
MTU Aero Engines AG	3,053	555,745
Northrop Grumman Corp.	3,222	1,541,953
Raytheon Technologies Corp.	32,760	3,148,564
Rheinmetall AG	2,470	570,364
Rolls-Royce Holdings plc (a)	474,396	479,764
Safran S.A.	19,378	1,938,522
Singapore Technologies Engineering, Ltd.	88,514	260,438
Textron, Inc.	4,838	295,457
Thales S.A.	6,050	742,131
TransDigm Group, Inc. (a)	1,157	620,927

		22,536,407

Air Freight & Logistics—0.3%
C.H. Robinson Worldwide, Inc. (b)	2,853	289,209
Deutsche Post AG	56,198	2,105,477
DSV A/S	10,886	1,524,243
Expeditors International of Washington, Inc.	3,718	362,356
FedEx Corp.	5,351	1,213,125
SG Holdings Co., Ltd.	16,338	275,841
United Parcel Service, Inc. - Class B	16,007	2,921,918
Yamato Holdings Co., Ltd.	16,399	262,084

		8,954,253

Airlines—0.1%
Alaska Air Group, Inc. (a)	2,764	110,698
American Airlines Group, Inc. (a) (b)	14,219	180,297
ANA Holdings, Inc. (a)	9,086	167,522
Delta Air Lines, Inc. (a)	14,050	407,029
Deutsche Lufthansa AG (a) (b)	33,888	197,648
Japan Airlines Co., Ltd. (a)	8,250	144,540
Qantas Airways, Ltd. (a)	51,100	157,805
Singapore Airlines, Ltd. (a)	75,398	277,174
Southwest Airlines Co. (a)	13,003	469,668
United Airlines Holdings, Inc. (a)	7,108	251,765

		2,364,146

Auto Components—0.2%
Aisin Corp.	8,428	261,125
Aptiv plc (a)	5,938	528,898
BorgWarner, Inc.	5,263	175,626
Bridgestone Corp. (b)	32,370	1,181,731
Cie Generale des Etablissements Michelin SCA	38,464	1,057,651
Continental AG	6,276	437,355
Denso Corp.	24,570	1,306,925

Auto Components—(Continued)
Koito Manufacturing Co., Ltd.	6,005	190,765
Sumitomo Electric Industries, Ltd.	40,510	448,018
Valeo	11,690	228,807

		5,816,901

Automobiles—1.2%
Bayerische Motoren Werke AG	18,772	1,445,202
Ferrari NV	7,147	1,318,200
Ford Motor Co.	86,349	961,064
General Motors Co. (a)	31,897	1,013,049
Honda Motor Co., Ltd.	92,428	2,235,791
Isuzu Motors, Ltd.	32,810	361,742
Mazda Motor Corp.	32,238	263,998
Mercedes-Benz Group AG	45,491	2,632,559
Nissan Motor Co., Ltd.	131,610	512,978
Renault S.A. (a)	10,944	276,969
Stellantis NV (Milan-Traded Shares)	124,323	1,548,269
Subaru Corp.	34,937	621,519
Suzuki Motor Corp.	20,901	657,598
Tesla, Inc. (a)	18,378	12,376,113
Toyota Motor Corp.	601,230	9,259,364
Volkswagen AG	1,835	334,418
Volvo Car AB - Class B (a) (b)	33,784	224,305
Yamaha Motor Co., Ltd. (b)	16,915	310,197

		36,353,335

Banks—3.1%
ABN AMRO Bank NV	23,802	267,599
Australia & New Zealand Banking Group, Ltd.	158,951	2,418,435
Banco Bilbao Vizcaya Argentaria S.A.	378,032	1,715,765
Banco Espirito Santo S.A. (a) (c) (d)	169,954	0
Banco Santander S.A.	983,118	2,772,344
Bank Hapoalim B.M.	71,982	604,970
Bank Leumi Le-Israel B.M.	82,371	737,126
Bank of America Corp.	156,050	4,857,836
Barclays plc	950,003	1,778,553
BNP Paribas S.A.	62,982	2,998,758
BOC Hong Kong Holdings, Ltd.	209,796	830,365
CaixaBank S.A.	251,346	874,671
Chiba Bank, Ltd. (The)	29,310	160,232
Citigroup, Inc.	43,563	2,003,462
Citizens Financial Group, Inc.	9,978	356,115
Comerica, Inc.	2,868	210,454
Commerzbank AG (a)	60,351	422,851
Commonwealth Bank of Australia	96,743	6,038,885
Concordia Financial Group, Ltd.	61,720	213,888
Credit Agricole S.A.	70,609	646,813
Danske Bank A/S	39,125	554,519
DBS Group Holdings, Ltd.	102,693	2,198,082
DNB Bank ASA	52,738	949,136
Erste Group Bank AG	19,509	495,556
Fifth Third Bancorp (b)	15,010	504,336
FinecoBank Banca Fineco S.p.A.	34,578	416,829
First Republic Bank	3,935	567,427
Hang Seng Bank, Ltd.	43,356	766,036
HSBC Holdings plc (Hong Kong-Traded Shares)	1,148,188	7,490,592

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

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AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
Huntington Bancshares, Inc.	31,562	$379,691
ING Groep NV	221,339	2,196,685
Intesa Sanpaolo S.p.A.	936,360	1,760,536
Israel Discount Bank, Ltd. - Class A	69,608	364,437
Japan Post Bank Co., Ltd.	23,006	178,938
JPMorgan Chase & Co.	64,876	7,305,686
KBC Group NV (b)	14,181	796,608
KeyCorp	20,390	351,320
Lloyds Banking Group plc	4,024,862	2,076,075
M&T Bank Corp.	3,934	627,040
Mediobanca Banca di Credito Finanziario S.p.A.	34,316	298,724
Mitsubishi UFJ Financial Group, Inc.	677,714	3,626,105
Mizrahi Tefahot Bank, Ltd.	8,725	290,306
Mizuho Financial Group, Inc.	136,763	1,555,169
National Australia Bank, Ltd.	183,337	3,467,277
NatWest Group plc	318,230	846,543
Nordea Bank Abp	187,604	1,652,168
Oversea-Chinese Banking Corp., Ltd.	191,971	1,576,307
PNC Financial Services Group, Inc. (The)	9,220	1,454,639
Regions Financial Corp.	20,679	387,731
Resona Holdings, Inc.	122,510	458,968
Shizuoka Bank, Ltd. (The)	24,680	148,290
Signature Bank	1,377	246,772
Skandinaviska Enskilda Banken AB - Class A	92,271	906,666
Societe Generale S.A.	45,087	988,825
Standard Chartered plc	147,277	1,110,444
Sumitomo Mitsui Financial Group, Inc.	74,023	2,198,409
Sumitomo Mitsui Trust Holdings, Inc.	19,173	590,725
SVB Financial Group (a)	1,290	509,537
Svenska Handelsbanken AB - A Shares	82,693	707,298
Swedbank AB - A Shares	51,343	649,589
Truist Financial Corp.	29,304	1,389,889
U.S. Bancorp	29,645	1,364,263
UniCredit S.p.A.	119,898	1,149,699
United Overseas Bank, Ltd.	66,908	1,266,708
Wells Fargo & Co.	85,304	3,341,358
Westpac Banking Corp.	198,494	2,673,193
Zions Bancorp N.A.	3,328	169,395

		94,913,648

Beverages—1.0%
Acciona S.A.	1,400	258,710
Anheuser-Busch InBev S.A. (b)	49,245	2,656,400
Asahi Group Holdings, Ltd.	25,870	847,988
Brown-Forman Corp. - Class B (b)	4,011	281,412
Budweiser Brewing Co. APAC, Ltd. (144A)	97,607	292,757
Carlsberg AS - Class B	5,693	726,203
Coca-Cola Co. (The)	85,341	5,368,802
Coca-Cola Europacific Partners plc	11,642	600,844
Coca-Cola HBC AG	11,466	254,591
Constellation Brands, Inc. - Class A	3,608	840,881
Davide Campari-Milano NV	29,414	310,570
Diageo plc	131,285	5,663,873
Heineken Holding NV	5,716	418,089
Heineken NV (b)	14,696	1,345,884
Ito En, Ltd.	3,051	136,609

Beverages—(Continued)
Keurig Dr Pepper, Inc.	16,244	574,875
Kirin Holdings Co., Ltd. (b)	46,637	735,010
Molson Coors Beverage Co. - Class B (b)	4,136	225,453
Monster Beverage Corp. (a)	8,247	764,497
PepsiCo, Inc.	30,370	5,061,464
Pernod Ricard S.A.	11,878	2,200,230
Remy Cointreau S.A.	1,310	230,699
Suntory Beverage & Food, Ltd.	7,951	300,749
Treasury Wine Estates, Ltd.	40,619	318,017

		30,414,607

Biotechnology—0.8%
AbbVie, Inc.	38,810	5,944,140
Amgen, Inc.	12,365	3,008,404
Argenx SE (a)	2,744	1,035,632
Biogen, Inc. (a)	3,225	657,706
CSL, Ltd.	27,311	5,074,614
Genmab A/S (a)	3,727	1,208,932
Gilead Sciences, Inc.	27,537	1,702,062
Grifols S.A. (b)	16,785	317,493
Incyte Corp. (a)	4,129	313,680
Moderna, Inc. (a)	7,743	1,106,088
Regeneron Pharmaceuticals, Inc. (a)	2,343	1,385,018
Swedish Orphan Biovitrum AB (a)	9,576	207,252
Vertex Pharmaceuticals, Inc. (a)	5,589	1,574,924

		23,535,945

Building Products—0.4%
A.O. Smith Corp.	2,884	157,697
AGC, Inc. (b)	10,934	384,722
Allegion plc	1,969	192,765
Assa Abloy AB - Class B	56,825	1,216,052
Carrier Global Corp.	18,780	669,695
Cie de Saint-Gobain	28,224	1,226,007
Daikin Industries, Ltd.	14,126	2,267,162
Fortune Brands Home & Security, Inc.	2,979	178,383
Geberit AG	2,034	978,304
Johnson Controls International plc	15,424	738,501
Kingspan Group plc	8,741	525,855
Lixil Corp.	16,875	316,250
Masco Corp.	5,267	266,510
Nibe Industrier AB - B Shares	85,920	645,909
Rockwool International A/S - B Shares	505	114,173
TOTO, Ltd.	8,093	267,527
Trane Technologies plc	5,127	665,843
Xinyi Glass Holdings, Ltd.	100,587	242,108

		11,053,463

Capital Markets—1.4%
3i Group plc	55,177	745,422
abrdn plc	122,712	239,093
Ameriprise Financial, Inc.	2,435	578,751
Amundi S.A.	3,518	194,742
ASX, Ltd.	10,981	619,740
Bank of New York Mellon Corp. (The)	16,241	677,412

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

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Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Capital Markets—(Continued)
BlackRock, Inc.	3,130	$1,906,295
Cboe Global Markets, Inc.	2,341	264,978
Charles Schwab Corp. (The)	33,003	2,085,130
CME Group, Inc.	7,890	1,615,083
Credit Suisse Group AG	150,282	855,708
Daiwa Securities Group, Inc.	77,076	344,411
Deutsche Bank AG	117,174	1,020,999
Deutsche Boerse AG	10,772	1,801,664
EQT AB (b)	16,878	350,854
Euronext NV (144A)	4,854	397,704
FactSet Research Systems, Inc.	830	319,193
Franklin Resources, Inc. (b)	6,172	143,869
Futu Holdings, Ltd. (ADR) (a)	3,368	175,843
Goldman Sachs Group, Inc. (The)	7,452	2,213,393
Hargreaves Lansdown plc	20,168	193,621
Hong Kong Exchanges & Clearing, Ltd.	68,286	3,408,711
Intercontinental Exchange, Inc.	12,334	1,159,889
Invesco, Ltd.	7,492	120,846
Japan Exchange Group, Inc.	28,346	409,379
Julius Baer Group, Ltd.	12,550	579,812
London Stock Exchange Group plc	18,656	1,734,246
Macquarie Group, Ltd.	20,664	2,348,537
MarketAxess Holdings, Inc.	835	213,768
Moody’s Corp.	3,551	965,766
Morgan Stanley	31,120	2,366,987
MSCI, Inc.	1,784	735,276
Nasdaq, Inc.	2,570	392,028
Nomura Holdings, Inc.	164,992	603,473
Northern Trust Corp.	4,560	439,949
Partners Group Holding AG	1,287	1,161,010
Raymond James Financial, Inc.	4,101	366,670
S&P Global, Inc.	7,776	2,620,979
SBI Holdings, Inc.	13,953	273,251
Schroders plc	7,119	231,806
Singapore Exchange, Ltd.	48,604	331,328
St. James’s Place plc	30,729	412,996
State Street Corp.	8,034	495,296
T. Rowe Price Group, Inc.	5,031	571,572
UBS Group AG	199,411	3,218,921

		41,906,401

Chemicals—1.2%
Air Liquide S.A.	29,643	4,006,603
Air Products & Chemicals, Inc.	4,867	1,170,416
Akzo Nobel NV	10,297	680,309
Albemarle Corp.	2,568	536,661
Arkema S.A.	3,370	303,712
Asahi Kasei Corp.	70,595	539,493
BASF SE	52,073	2,266,015
Celanese Corp.	2,371	278,853
CF Industries Holdings, Inc.	4,708	403,617
Chr Hansen Holding A/S	6,026	439,640
Clariant AG	12,209	232,786
Corteva, Inc.	15,960	864,074
Covestro AG	11,003	380,279
Croda International plc	7,910	623,786

Chemicals—(Continued)
Dow, Inc.	16,151	833,553
DuPont de Nemours, Inc.	11,259	625,775
Eastman Chemical Co.	2,831	254,139
Ecolab, Inc.	5,473	841,529
EMS-Chemie Holding AG	399	297,251
Evonik Industries AG	11,934	254,797
FMC Corp.	2,782	297,702
Givaudan S.A.	524	1,851,927
ICL Group, Ltd.	39,288	358,780
International Flavors & Fragrances, Inc.	5,588	665,643
Johnson Matthey plc	10,623	249,305
JSR Corp.	10,256	266,365
Koninklijke DSM NV	9,910	1,431,576
Linde plc	11,252	3,235,288
LyondellBasell Industries NV - Class A	5,771	504,732
Mitsubishi Chemical Holdings Corp.	72,047	390,609
Mitsui Chemicals, Inc.	10,361	220,905
Mosaic Co. (The)	8,131	384,027
Nippon Paint Holdings Co., Ltd. (b)	47,038	350,972
Nippon Sanso Holdings Corp.	9,821	156,691
Nissan Chemical Corp.	7,297	336,547
Nitto Denko Corp.	8,079	523,314
Novozymes A/S - B Shares	11,647	701,353
OCI NV	5,973	196,959
Orica, Ltd.	23,178	251,832
PPG Industries, Inc.	5,211	595,826
Sherwin-Williams Co. (The)	5,296	1,185,827
Shin-Etsu Chemical Co., Ltd.	21,261	2,400,143
Sika AG	8,248	1,902,774
Solvay S.A.	4,242	344,151
Sumitomo Chemical Co., Ltd.	83,839	327,287
Symrise AG	7,528	819,269
Toray Industries, Inc.	78,035	438,117
Tosoh Corp.	14,744	183,243
Umicore S.A.	11,874	415,055
Yara International ASA	9,439	396,120

		37,215,627

Commercial Services & Supplies—0.2%
Brambles, Ltd.	80,723	596,289
Cintas Corp.	1,936	723,154
Copart, Inc. (a)	4,686	509,181
Dai Nippon Printing Co., Ltd.	12,516	270,103
Rentokil Initial plc	104,627	604,726
Republic Services, Inc.	4,584	599,908
Rollins, Inc.	4,968	173,483
Secom Co., Ltd.	11,904	735,846
Securitas AB - B Shares	17,313	150,312
TOPPAN, Inc.	14,803	247,493
Waste Management, Inc.	8,448	1,292,375

		5,902,870

Communications Equipment—0.3%
Arista Networks, Inc. (a)	4,924	461,576
Cisco Systems, Inc.	92,588	3,947,952
F5, Inc. (a)	1,333	204,002

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-7

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Communications Equipment—(Continued)
Juniper Networks, Inc.	7,138	$203,433
Motorola Solutions, Inc.	3,708	777,197
Nokia Oyj	306,799	1,429,125
Telefonaktiebolaget LM Ericsson - B Shares	165,478	1,235,074

		8,258,359

Construction & Engineering—0.2%
ACS Actividades de Construccion y Servicios S.A.	12,529	303,956
Bouygues S.A.	13,075	404,359
Eiffage S.A.	4,753	431,643
Ferrovial S.A.	27,609	704,041
Kajima Corp.	23,977	275,312
Obayashi Corp.	36,815	267,439
Quanta Services, Inc.	3,128	392,064
Shimizu Corp.	30,519	168,811
Skanska AB - B Shares	19,306	296,242
Taisei Corp.	10,872	338,749
Vinci S.A.	30,252	2,717,854

		6,300,470

Construction Materials—0.2%
CRH plc	43,471	1,504,664
HeidelbergCement AG	8,211	394,440
Holcim, AG	31,428	1,346,149
James Hardie Industries plc	25,249	553,050
Martin Marietta Materials, Inc.	1,370	409,959
Vulcan Materials Co.	2,913	413,937

		4,622,199

Consumer Finance—0.1%
American Express Co.	13,503	1,871,786
Capital One Financial Corp.	9,086	946,670
Discover Financial Services	6,322	597,935
Synchrony Financial	11,443	316,056

		3,732,447

Containers & Packaging—0.1%
AMCOR plc (b)	33,230	413,049
Avery Dennison Corp.	1,817	294,118
Ball Corp. (b)	7,110	488,955
International Paper Co. (b)	8,501	355,597
Packaging Corp. of America	2,085	286,687
Sealed Air Corp.	3,252	187,705
Smurfit Kappa Group plc	13,973	471,513
Westrock Co.	5,778	230,196

		2,727,820

Distributors—0.0%
D’ieteren Group	1,411	206,716
Genuine Parts Co.	3,126	415,758
LKQ Corp.	5,887	288,993
Pool Corp.	880	309,082

		1,220,549

Diversified Consumer Services—0.0%
IDP Education, Ltd.	11,802	193,749

Diversified Financial Services—0.6%
Berkshire Hathaway, Inc. - Class B (a)	40,204	10,976,496
Eurazeo S.E.	2,471	154,376
EXOR NV	6,195	388,813
Groupe Bruxelles Lambert S.A.	5,762	481,364
Industrivarden AB - A Shares	7,398	166,655
Industrivarden AB - C Shares	8,731	194,375
Investor AB - A Shares (b)	28,323	508,913
Investor AB - B Shares	103,294	1,700,000
Kinnevik AB - B Shares (a)	13,557	218,674
L E Lundbergforetagen AB - B Shares	4,300	174,982
M&G plc	146,301	346,747
Mitsubishi HC Capital, Inc.	36,499	168,485
ORIX Corp.	67,770	1,137,667
Sofina S.A. (b)	881	180,194
Wendel S.E.	1,527	129,073

		16,926,814

Diversified Telecommunication Services—0.8%
AT&T, Inc. (e)	156,766	3,285,815
BT Group plc	393,941	893,931
Cellnex Telecom S.A.	30,812	1,200,323
Deutsche Telekom AG	183,758	3,648,452
Elisa Oyj	8,120	456,421
HKT Trust & HKT, Ltd.	213,149	286,415
Infrastrutture Wireless Italiane S.p.A.	19,053	193,837
Koninklijke KPN NV	187,280	668,049
Lumen Technologies, Inc. (b)	20,229	220,698
Nippon Telegraph & Telephone Corp.	67,765	1,945,683
Orange S.A.	113,107	1,330,119
Proximus SADP	8,695	128,195
Singapore Telecommunications, Ltd.	468,144	853,172
Spark New Zealand, Ltd.	105,195	315,317
Swisscom AG	1,469	813,131
Telecom Italia S.p.A. (a)	550,953	144,362
Telefonica Deutschland Holding AG	57,565	165,333
Telefonica S.A.	304,388	1,551,399
Telenor ASA	39,375	524,517
Telia Co. AB	149,584	573,114
Telstra Corp., Ltd.	231,364	614,552
United Internet AG	5,493	156,749
Verizon Communications, Inc.	92,157	4,676,968

		24,646,552

Electric Utilities—0.9%
Alliant Energy Corp.	5,496	322,120
American Electric Power Co., Inc.	11,056	1,060,713
Chubu Electric Power Co., Inc.	36,255	365,072
CK Infrastructure Holdings, Ltd.	35,712	219,410
CLP Holdings, Ltd.	91,911	763,033
Constellation Energy Corp.	7,167	410,382
Duke Energy Corp.	16,886	1,810,348
Edison International	8,340	527,422
EDP - Energias de Portugal S.A.	157,382	735,555

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-8

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electric Utilities—(Continued)
Electricite de France S.A.	31,779	$260,114
Elia Group S.A. (b)	1,899	269,381
Endesa S.A. (b)	18,013	339,917
Enel S.p.A.	461,115	2,534,469
Entergy Corp.	4,412	496,968
Evergy, Inc.	5,033	328,403
Eversource Energy	7,547	637,495
Exelon Corp.	21,502	974,471
FirstEnergy Corp.	12,517	480,528
Fortum Oyj	25,181	378,317
HK Electric Investments & HK Electric Investments, Ltd.	146,575	134,511
Iberdrola S.A. (b)	328,476	3,408,532
Kansai Electric Power Co., Inc. (The)	39,618	392,523
Mercury NZ, Ltd.	37,663	132,889
NextEra Energy, Inc.	43,074	3,336,512
NRG Energy, Inc.	5,374	205,126
Origin Energy, Ltd.	99,106	394,743
Orsted A/S	10,725	1,121,464
Pinnacle West Capital Corp.	2,476	181,045
Power Assets Holdings, Ltd.	78,064	491,697
PPL Corp.	16,480	447,102
Red Electrica Corp. S.A. (b)	23,007	435,594
Southern Co. (The)	23,265	1,659,027
SSE plc	60,428	1,194,667
Terna - Rete Elettrica Nazionale	79,768	626,949
Tokyo Electric Power Co. Holdings, Inc. (a)	85,908	359,119
Verbund AG	3,860	377,886
Xcel Energy, Inc.	11,825	836,737

		28,650,241

Electrical Equipment—0.5%
ABB, Ltd.	93,122	2,488,783
AMETEK, Inc.	5,078	558,021
Eaton Corp. plc	8,750	1,102,413
Emerson Electric Co.	13,039	1,037,122
Fuji Electric Co., Ltd.	7,223	299,561
Generac Holdings, Inc. (a) (b)	1,385	291,653
Legrand S.A.	15,163	1,128,498
Mitsubishi Electric Corp.	109,561	1,172,702
Nidec Corp.	25,355	1,567,792
Prysmian S.p.A.	14,534	401,095
Rockwell Automation, Inc.	2,551	508,440
Schneider Electric SE	30,648	3,630,813
Siemens Energy AG (a)	24,718	362,497
Siemens Gamesa Renewable Energy S.A. (a)	13,516	255,170
Vestas Wind Systems A/S	57,254	1,213,300

		16,017,860

Electronic Equipment, Instruments & Components—0.5%
Amphenol Corp. - Class A	13,148	846,468
Azbil Corp.	6,586	173,212
CDW Corp. (b)	2,979	469,371
Corning, Inc.	16,398	516,701
Halma plc	21,543	531,070
Hamamatsu Photonics KK	7,962	309,574
Hexagon AB - B Shares	110,351	1,147,449

Electronic Equipment, Instruments & Components—(Continued)
Hirose Electric Co., Ltd.	1,732	228,716
Ibiden Co., Ltd.	6,389	178,560
Keyence Corp.	11,031	3,775,134
Keysight Technologies, Inc. (a)	4,018	553,881
Kyocera Corp.	18,198	974,074
Murata Manufacturing Co., Ltd.	32,568	1,763,899
Omron Corp.	10,536	535,790
Shimadzu Corp.	13,386	423,676
TDK Corp.	22,041	681,647
TE Connectivity, Ltd.	7,147	808,683
Teledyne Technologies, Inc. (a)	1,024	384,113
Trimble, Inc. (a)	5,510	320,847
Venture Corp., Ltd.	15,709	188,316
Yokogawa Electric Corp.	12,945	212,381
Zebra Technologies Corp. - Class A (a)	1,165	342,452

		15,366,014

Energy Equipment & Services—0.1%
Baker Hughes Co.	19,882	573,993
Halliburton Co.	19,726	618,608
Schlumberger NV	30,808	1,101,694
Tenaris S.A.	26,572	341,381

		2,635,676

Entertainment—0.5%
Activision Blizzard, Inc.	17,102	1,331,562
Bollore SE	50,131	233,871
Capcom Co., Ltd.	9,927	241,242
Electronic Arts, Inc.	6,173	750,945
Embracer Group AB (a)	36,216	276,445
Koei Tecmo Holdings Co., Ltd.	3,395	109,677
Konami Holdings Corp.	5,340	295,750
Live Nation Entertainment, Inc. (a)	2,965	244,850
Netflix, Inc. (a)	9,746	1,704,283
Nexon Co., Ltd.	28,029	574,286
Nintendo Co., Ltd.	6,259	2,705,092
Sea, Ltd. (ADR) (a) (b)	20,328	1,359,130
Square Enix Holdings Co., Ltd.	4,849	214,926
Take-Two Interactive Software, Inc. (a)	2,533	310,369
Toho Co., Ltd.	6,314	228,402
UBISOFT Entertainment S.A. (a)	5,314	234,728
Universal Music Group NV	41,123	830,857
Walt Disney Co. (The) (a)	39,968	3,772,979
Warner Bros Discovery, Inc. (a)	48,995	657,513

		16,076,907

Equity Real Estate Investment Trusts—5.1%
Abacus Property Group	45,008	79,662
abrdn Property Income Trust, Ltd.	35,448	32,893
Acadia Realty Trust (b)	8,264	129,084
Activia Properties, Inc.	66	196,394
Advance Logistics Investment Corp.	53	58,761
Advance Residence Investment Corp.	116	308,665
Aedifica S.A.	3,265	313,231
AEON REIT Investment Corp.	152	171,541

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-9

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
Agree Realty Corp. (b)	6,604	$476,347
AIMS APAC REIT	50,050	48,658
Alexander & Baldwin, Inc.	6,403	114,934
Alexandria Real Estate Equities, Inc. (b)	17,652	2,560,070
Allied Properties Real Estate Investment Trust (b)	11,279	290,825
American Assets Trust, Inc.	4,373	129,878
American Campus Communities, Inc.	12,332	795,044
American Homes 4 Rent - Class A	27,028	957,872
American Tower Corp.	9,998	2,555,389
Americold Realty Trust, Inc. (b)	23,990	720,660
Apartment Income REIT Corp.	13,975	581,360
Apartment Investment & Management Co. - Class A (a) (b)	13,246	84,774
Apple Hospitality REIT, Inc.	19,077	279,860
Arena REIT	28,826	84,691
Argosy Property, Ltd.	74,921	57,782
Armada Hoffler Properties, Inc.	5,954	76,449
Artis Real Estate Investment Trust (b)	7,328	66,949
Ascencio	442	24,179
Ascendas Real Estate Investment Trust	493,591	1,013,092
Ascott Residence Trust	168,850	138,648
Assura plc	259,590	206,739
AvalonBay Communities, Inc.	15,543	3,019,228
Befimmo S.A.	1,898	93,886
Big Yellow Group plc	15,103	241,389
BMO Commercial Property Trust, Ltd.	43,151	58,675
BMO Real Estate Investment, Ltd.	21,424	21,908
Boardwalk Real Estate Investment Trust	3,356	109,190
Boston Properties, Inc. (b)	17,135	1,524,672
Brandywine Realty Trust (b)	15,051	145,092
British Land Co. plc (The)	132,166	719,976
Brixmor Property Group, Inc.	26,577	537,121
Broadstone Net Lease, Inc.	14,986	307,363
BWP Trust	43,448	116,649
Camden Property Trust	11,504	1,547,058
Canadian Apartment Properties (b)	15,453	538,070
Capital & Counties Properties plc	65,696	112,250
CapitaLand Integrated Commercial Trust	751,926	1,175,390
CareTrust REIT, Inc.	8,528	157,256
Carmila S.A.	5,167	73,128
CDL Hospitality Trusts	78,094	71,461
Centerspace	1,352	110,256
Centuria Industrial REIT	46,833	90,709
Centuria Office REIT	41,259	48,393
Champion REIT	178,106	79,254
Charter Hall Long Wale REIT	58,749	172,946
Charter Hall Retail REIT	43,824	113,774
Charter Hall Social Infrastructure REIT	29,576	68,859
Choice Properties Real Estate Investment Trust (b)	22,843	249,335
Civitas Social Housing plc	54,613	52,271
Cofinimmo S.A.	2,821	306,425
Comforia Residential REIT, Inc.	59	145,683
Community Healthcare Trust, Inc. (b)	2,059	74,556
Corporate Office Properties Trust (b)	9,984	261,481
Cousins Properties, Inc.	13,210	386,128
Covivio	7,154	400,744
CRE Logistics REIT, Inc. (b)	47	65,316
Crombie Real Estate Investment Trust (b)	9,170	114,910

Equity Real Estate Investment Trusts—(Continued)
Cromwell European Real Estate Investment Trust	28,500	58,235
Cromwell Property Group	126,735	66,034
Crown Castle International Corp.	9,488	1,597,589
CubeSmart	19,951	852,307
Custodian REIT plc	36,346	44,122
Daiwa House REIT Investment Corp.	317	718,583
Daiwa Office Investment Corp.	24	123,102
Daiwa Securities Living Investments Corp.	180	158,007
Derwent London plc	9,007	286,602
Dexus	156,719	959,570
Dexus Industria REIT	18,970	35,670
DiamondRock Hospitality Co. (a)	18,583	152,566
Digital Realty Trust, Inc.	31,610	4,103,926
Douglas Emmett, Inc.	15,084	337,580
Dream Industrial Real Estate Investment Trust	21,868	205,225
Dream Office Real Estate Investment Trust	3,067	46,177
Duke Realty Corp.	42,608	2,341,310
Easterly Government Properties, Inc. (b)	8,041	153,101
EastGroup Properties, Inc.	3,672	566,700
Empire State Realty Trust, Inc. - Class A (b)	12,225	85,942
Empiric Student Property plc	52,372	54,847
EPR Properties	6,594	309,456
Equinix, Inc.	10,093	6,631,303
Equity Commonwealth (a) (b)	9,540	262,636
Equity LifeStyle Properties, Inc. (b)	15,845	1,116,597
Equity Residential	40,549	2,928,449
ESR-LOGOS REIT	475,557	138,753
Essential Properties Realty Trust, Inc.	11,556	248,338
Essex Property Trust, Inc.	7,253	1,896,732
Eurocommercial Properties NV	4,523	97,913
Extra Space Storage, Inc.	14,776	2,513,693
Far East Hospitality Trust	86,900	40,067
Federal Realty OP L.P.	8,581	821,545
First Capital Real Estate Investment Trust	19,337	225,037
First Industrial Realty Trust, Inc.	11,747	557,748
Fortune Real Estate Investment Trust	122,280	101,369
Four Corners Property Trust, Inc. (b)	7,108	189,002
Frasers Centrepoint Trust	96,350	158,956
Frasers Logistics & Industrial Trust	253,200	242,684
Frontier Real Estate Investment Corp.	44	169,625
Fukuoka REIT Corp.	65	80,652
Gaming and Leisure Properties, Inc.	21,084	966,912
Gecina S.A. (b)	7,245	681,561
Getty Realty Corp.	3,702	98,103
Global Net Lease, Inc. (b)	9,215	130,484
Global One Real Estate Investment Corp.	85	66,480
GLP J-REIT	623	761,436
Goodman Group	95,326	1,172,666
Goodman Property Trust	97,961	122,352
GPT Group (The)	279,106	812,078
Granite Real Estate Investment Trust	5,466	335,255
Great Portland Estates plc	22,607	157,755
Growthpoint Properties Australia, Ltd.	24,816	58,364
H&R Real Estate Investment Trust (b)	25,130	243,061
Hamborner REIT AG	6,333	56,693
Hammerson plc	394,278	91,117
Hankyu Hanshin REIT, Inc.	60	66,077

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-10

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
Healthcare Realty Trust, Inc. (b)	13,405	$364,616
Healthcare Trust of America, Inc. - Class A	20,363	568,331
Healthpeak Properties, Inc.	59,970	1,553,823
Heiwa Real Estate REIT, Inc.	82	88,315
Highwoods Properties, Inc.	9,232	315,642
Home Consortium, Ltd.	13,883	43,162
Home Reit plc	70,679	97,742
HomeCo Daily Needs REIT	154,593	136,462
Hoshino Resorts REIT, Inc.	22	106,385
Host Hotels & Resorts, Inc.	78,838	1,236,180
Hotel Property Investments	17,033	36,401
Hudson Pacific Properties, Inc.	12,508	185,619
Hulic REIT, Inc.	114	134,184
Icade (b)	2,901	142,509
Ichigo Office REIT Investment Corp.	105	65,248
Immobiliare Grande Distribuzione SIIQ S.p.A.	5,821	21,658
Impact Healthcare Reit plc	25,423	36,148
Independence Realty Trust, Inc. (b)	19,649	407,324
Industrial & Infrastructure Fund Investment Corp.	170	224,950
Industrial Logistics Properties Trust (b)	5,745	80,890
Ingenia Communities Group	32,956	90,416
Inmobiliaria Colonial Socimi S.A.	30,383	194,394
Innovative Industrial Properties, Inc.	2,492	273,796
InterRent Real Estate Investment Trust	11,671	108,713
Intervest Offices & Warehouses NV	2,100	55,042
InvenTrust Properties Corp. (b)	6,002	154,792
Invincible Investment Corp.	437	128,543
Invitation Homes, Inc.	54,479	1,938,363
Irish Residential Properties REIT plc	39,707	52,659
Iron Mountain, Inc. (b)	6,356	309,474
Irongate Group	43,998	57,707
Japan Excellent, Inc.	110	99,336
Japan Hotel REIT Investment Corp.	400	199,938
Japan Logistics Fund, Inc.	80	184,862
Japan Metropolitan Fund Investment Corp.	1,013	789,518
Japan Prime Realty Investment Corp. (b)	82	240,871
Japan Real Estate Investment Corp.	188	864,708
JBG SMITH Properties (b)	10,281	243,043
Kenedix Office Investment Corp.	34	170,477
Kenedix Residential Next Investment Corp.	92	147,356
Kenedix Retail REIT Corp.	53	107,475
Keppel DC REIT	113,957	161,675
Keppel Pacific Oak US REIT	75,650	53,009
Keppel REIT	192,632	151,196
Killam Apartment Real Estate Investment Trust (b)	10,130	134,967
Kilroy Realty Corp.	10,350	541,615
Kimco Realty Corp.	67,446	1,333,407
Kite Realty Group Trust	19,329	334,198
Kiwi Property Group, Ltd.	140,366	85,467
Klepierre	28,928	557,120
Land Securities Group plc	103,282	835,446
Lar Espana Real Estate Socimi S.A.	5,249	26,071
LaSalle Logiport REIT	160	196,362
Lendlease Global Commercial REIT	149,724	85,723
Life Storage, Inc.	7,506	838,120
Link REIT	308,077	2,516,087
LondonMetric Property plc	84,758	235,717
LTC Properties, Inc. (b)	3,432	131,754

Equity Real Estate Investment Trusts—(Continued)
LXI REIT plc	81,389	141,088
LXP Industrial Trust (b)	25,085	269,413
Macerich Co. (The)	19,078	166,169
Manulife US Real Estate Investment Trust	143,050	81,620
Mapletree Commercial Trust	328,411	432,969
Mapletree Industrial Trust	166,612	312,065
Mapletree Logistics Trust	471,924	571,262
Medical Properties Trust, Inc.	52,962	808,730
Mercialys S.A.	5,554	45,251
Merlin Properties Socimi S.A.	29,732	286,988
Mid-America Apartment Communities, Inc.	12,818	2,238,920
Mirai Corp.	146	53,707
Mirvac Group	574,176	782,003
Mitsubishi Estate Logistics REIT Investment Corp.	39	132,239
Mitsui Fudosan Logistics Park, Inc.	48	181,522
Montea NV	1,115	106,737
Mori Hills REIT Investment Corp.	141	158,299
Mori Trust Sogo REIT, Inc.	89	93,156
National Health Investors, Inc.	3,888	235,652
National Retail Properties, Inc. (b)	15,628	672,004
National Storage Affiliates Trust	7,534	377,227
National Storage REIT	102,993	151,935
Necessity Retail REIT, Inc. (The)	11,842	86,210
NewRiver REIT plc	27,176	29,213
NexPoint Residential Trust, Inc.	2,005	125,333
Nextensa S.A.	341	18,620
Nippon Accommodations Fund, Inc.	42	211,098
Nippon Building Fund, Inc. (b)	224	1,114,554
Nippon Prologis REIT, Inc.	329	809,177
NIPPON REIT Investment Corp. (b)	39	104,654
Nomura Real Estate Master Fund, Inc.	644	804,147
NorthWest Healthcare Properties Real Estate Investment Trust (b)	18,673	174,951
NSI NV	1,540	53,040
NTT UD REIT Investment Corp.	121	131,857
Office Properties Income Trust (b)	4,229	84,369
Omega Healthcare Investors, Inc. (b)	20,964	590,975
One REIT, Inc.	22	43,560
Orion Office REIT, Inc. (b)	5,033	55,162
Orix JREIT, Inc.	235	318,503
OUE Commercial Real Estate Investment Trust	191,550	53,129
Paramount Group, Inc. (b)	16,557	119,707
Park Hotels & Resorts, Inc.	20,648	280,193
Parkway Life Real Estate Investment Trust	34,550	121,164
Pebblebrook Hotel Trust (b)	11,495	190,472
Phillips Edison & Co., Inc.	10,100	337,441
Physicians Realty Trust (b)	19,953	348,180
Picton Property Income, Ltd. (The)	48,879	52,735
Piedmont Office Realty Trust, Inc. - Class A	10,880	142,746
Precinct Properties New Zealand, Ltd.	118,778	101,546
Primaris Real Estate Investment Trust (b)	8,939	84,932
Primary Health Properties plc	117,686	195,331
Prime US REIT	57,400	38,776
Prologis, Inc.	82,251	9,676,830
Prosperity REIT	104,600	32,003
PRS REIT plc (The)	46,129	59,390
PS Business Parks, Inc.	1,800	336,870
Public Storage	17,309	5,412,005

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-11

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
Realty Income Corp.	66,147	$4,515,194
Regency Centers Corp.	18,659	1,106,665
Regional REIT, Ltd. (144A)	39,279	34,713
Retail Estates NV	951	63,312
Retail Opportunity Investments Corp.	10,693	168,736
Rexford Industrial Realty, Inc.	14,747	849,280
RioCan Real Estate Investment Trust (b)	27,546	428,427
RLJ Lodging Trust	14,544	160,420
RPT Realty	7,369	72,437
Ryman Hospitality Properties, Inc. (a)	4,787	363,956
Sabra Health Care REIT, Inc.	20,451	285,700
Safehold, Inc.	1,915	67,734
Safestore Holdings plc	18,295	236,458
Samty Residential Investment Corp.	36	35,999
Sankei Real Estate, Inc.	41	29,400
SBA Communications Corp.	2,388	764,279
Scentre Group	755,898	1,349,842
Schroder Real Estate Investment Trust, Ltd.	43,877	27,785
Segro plc	175,482	2,086,732
Sekisui House REIT, Inc.	371	219,880
Service Properties Trust	14,573	76,217
Shaftesbury plc	24,825	157,816
Shopping Centres Australasia Property Group	99,705	189,074
Simon Property Group, Inc.	36,328	3,448,254
SITE Centers Corp.	17,239	232,209
SL Green Realty Corp. (b)	5,592	258,071
SmartCentres Real Estate Investment Trust (b)	11,542	246,496
SOSiLA Logistics REIT, Inc.	59	62,972
SPH REIT	132,400	89,116
Spirit Realty Capital, Inc.	11,919	450,300
STAG Industrial, Inc.	15,993	493,864
Star Asia Investment Corp.	144	65,170
Starhill Global REIT	127,450	53,242
Starts Proceed Investment Corp.	20	35,646
Stockland	347,644	866,515
STORE Capital Corp.	22,655	590,842
Stride Property Group	43,048	44,592
Summit Hotel Properties, Inc. (a) (b)	9,262	67,335
Summit Industrial Income REIT (b)	15,787	209,847
Sun Communities, Inc.	10,707	1,706,267
Sunlight Real Estate Investment Trust	96,300	44,801
Sunstone Hotel Investors, Inc. (a)	19,043	188,907
Suntec Real Estate Investment Trust	187,728	219,061
Supermarket Income Reit plc	110,700	161,431
Takara Leben Real Estate Investment Corp.	48	41,502
Tanger Factory Outlet Centers, Inc. (b)	8,976	127,639
Target Healthcare REIT plc	55,373	73,081
Terreno Realty Corp.	6,575	366,425
Tokyu REIT, Inc.	84	123,099
Triple Point Social Housing REIT plc (144A)	32,583	35,583
Tritax Big Box REIT plc	166,954	369,036
Tritax EuroBox plc (144A)	72,096	75,325
UDR, Inc.	34,851	1,604,540
UK Commercial Property Trust, Ltd.	65,731	60,013
Unibail-Rodamco-Westfield (a)	15,751	803,852
Unibail-Rodamco-Westfield (Interim Shares) (a)	120	6,118
UNITE Group plc (The)	28,494	369,321

Equity Real Estate Investment Trusts—(Continued)
United Urban Investment Corp.	265	277,505
Universal Health Realty Income Trust	1,114	59,276
Urban Edge Properties (b)	10,152	154,412
Urban Logistics REIT plc	41,138	80,890
Vastned Retail NV	1,485	33,253
Ventas, Inc.	44,408	2,283,903
Veris Residential, Inc. (a)	7,607	100,717
VICI Properties, Inc. (b)	104,341	3,108,318
Vicinity Centres	556,334	705,141
Vital Healthcare Property Trust	42,885	72,317
Vornado Realty Trust (b)	19,192	548,699
Warehouses De Pauw CVA	21,108	664,148
Washington Real Estate Investment Trust	7,709	164,279
Waypoint REIT	64,503	103,245
Welltower, Inc.	50,127	4,127,958
Wereldhave NV	3,543	53,529
Weyerhaeuser Co.	16,405	543,334
Workspace Group plc	12,776	86,497
WP Carey, Inc.	16,895	1,399,920
Xenia Hotels & Resorts, Inc. (a)	10,127	147,145
Xior Student Housing NV	1,962	85,433

		156,156,659

Food & Staples Retailing—0.7%
Aeon Co., Ltd.	37,075	643,598
Carrefour S.A. (b)	35,191	624,395
Coles Group, Ltd.	75,753	931,660
Costco Wholesale Corp.	9,735	4,665,791
Endeavour Group, Ltd.	75,475	394,512
HelloFresh SE (a)	9,337	302,134
J Sainsbury plc	98,442	244,535
Jeronimo Martins SGPS S.A.	16,107	350,093
Kesko Oyj - B Shares	15,463	365,034
Kobe Bussan Co., Ltd.	8,531	208,830
Koninklijke Ahold Delhaize NV	59,287	1,545,122
Kroger Co. (The)	14,688	695,183
Ocado Group plc (a)	27,238	259,045
Seven & i Holdings Co., Ltd.	42,718	1,655,942
Sysco Corp.	11,139	943,585
Tesco plc	432,595	1,345,521
Walgreens Boots Alliance, Inc.	15,729	596,129
Walmart, Inc.	31,056	3,775,789
Welcia Holdings Co., Ltd.	5,216	104,508
Woolworths Group, Ltd.	68,712	1,687,940

		21,339,346

Food Products—1.2%
Ajinomoto Co., Inc.	26,468	644,083
Archer-Daniels-Midland Co.	12,283	953,161
Associated British Foods plc	20,128	389,106
Barry Callebaut AG	204	456,889
Campbell Soup Co. (b)	4,438	213,246
Chocoladefabriken Lindt & Spruengli AG	7	733,952
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	61	620,439
Conagra Brands, Inc. (b)	10,530	360,547
Danone S.A.	37,039	2,081,550

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-12

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Food Products—(Continued)
General Mills, Inc.	13,242	$999,109
Hershey Co. (The)	3,192	686,791
Hormel Foods Corp. (b)	6,193	293,300
J.M. Smucker Co. (The) (b)	2,378	304,408
JDE Peet’s NV	5,723	163,382
Kellogg Co.	5,616	400,645
Kerry Group plc - Class A	9,024	864,453
Kikkoman Corp.	8,294	440,511
Kraft Heinz Co. (The)	15,585	594,412
Lamb Weston Holdings, Inc.	3,187	227,743
McCormick & Co., Inc.	5,482	456,376
MEIJI Holdings Co., Ltd.	6,492	318,728
Mondelez International, Inc. - Class A	30,477	1,892,317
Mowi ASA	23,454	535,096
Nestle S.A.	159,595	18,723,872
Nisshin Seifun Group, Inc.	10,938	128,062
Nissin Foods Holdings Co., Ltd.	3,579	247,083
Orkla ASA	42,264	338,295
Salmar ASA	3,340	235,648
Tyson Foods, Inc. - Class A	6,420	552,505
WH Group, Ltd.	469,285	363,081
Wilmar International, Ltd.	108,099	314,528
Yakult Honsha Co., Ltd.	7,292	420,969

		35,954,287

Gas Utilities—0.1%
APA Group	66,394	516,154
Atmos Energy Corp.	2,973	333,273
Enagas S.A.	14,005	309,350
Hong Kong & China Gas Co., Ltd.	634,747	683,818
Naturgy Energy Group S.A.	8,246	237,522
Osaka Gas Co., Ltd.	21,355	410,146
Snam S.p.A.	114,325	600,049
Tokyo Gas Co., Ltd.	22,502	465,553

		3,555,865

Health Care Equipment & Supplies—1.1%
Abbott Laboratories	38,818	4,217,576
ABIOMED, Inc. (a)	999	247,262
Alcon, Inc.	28,331	1,979,042
Align Technology, Inc. (a)	1,610	381,039
Asahi Intecc Co., Ltd.	12,249	184,665
Baxter International, Inc.	10,991	705,952
Becton Dickinson & Co.	6,252	1,541,306
BioMerieux	2,385	232,955
Boston Scientific Corp. (a)	31,282	1,165,880
Carl Zeiss Meditec AG	2,298	274,416
Cochlear, Ltd.	3,735	512,609
Coloplast A/S—Class B	6,736	769,356
Cooper Cos., Inc. (The) (b)	1,082	338,796
Demant A/S (a)	5,446	204,430
Dentsply Sirona, Inc.	4,799	171,468
DexCom, Inc. (a)	8,512	634,399
DiaSorin S.p.A.	1,463	192,160
Edwards Lifesciences Corp. (a)	13,705	1,303,208
Fisher & Paykel Healthcare Corp., Ltd.	32,719	407,611

Health Care Equipment & Supplies—(Continued)
Getinge AB - B Shares	12,956	299,648
GN Store Nord AS	7,442	262,522
Hologic, Inc. (a)	5,487	380,249
Hoya Corp.	20,960	1,791,763
IDEXX Laboratories, Inc. (a)	1,862	653,059
Intuitive Surgical, Inc. (a)	7,854	1,576,376
Koninklijke Philips NV	50,112	1,087,303
Medtronic plc	29,516	2,649,061
Olympus Corp.	69,980	1,407,352
ResMed, Inc.	3,210	672,912
Siemens Healthineers AG	15,988	812,725
Smith & Nephew plc	49,866	697,183
Sonova Holding AG	3,045	969,747
STERIS plc	2,198	453,118
Straumann Holding AG	6,319	760,130
Stryker Corp.	7,371	1,466,313
Sysmex Corp.	9,515	573,318
Teleflex, Inc.	1,029	252,980
Terumo Corp.	36,602	1,103,738
Zimmer Biomet Holdings, Inc.	4,586	481,805

		33,815,432

Health Care Providers & Services—0.9%
AmerisourceBergen Corp.	3,305	467,591
Amplifon S.p.A.	7,140	219,813
Cardinal Health, Inc.	6,082	317,906
Centene Corp. (a)	12,809	1,083,769
Chartwell Retirement Residences (b)	20,769	179,905
Cigna Corp.	7,090	1,868,357
CVS Health Corp.	28,813	2,669,813
DaVita, Inc. (a) (b)	1,353	108,186
Elevance Health, Inc.	5,329	2,571,669
Fresenius Medical Care AG & Co. KGaA	11,629	580,800
Fresenius SE & Co. KGaA	23,748	719,570
HCA Healthcare, Inc.	5,257	883,491
Henry Schein, Inc. (a)	3,044	233,597
Humana, Inc.	2,822	1,320,894
Laboratory Corp. of America Holdings	2,044	479,032
McKesson Corp.	3,289	1,072,905
Molina Healthcare, Inc. (a)	1,282	358,460
NMC Health plc (a) (c) (d)	8,180	0
Quest Diagnostics, Inc.	2,612	347,344
Ramsay Health Care, Ltd.	10,409	526,416
Sonic Healthcare, Ltd.	25,838	589,037
UnitedHealth Group, Inc.	20,677	10,620,327
Universal Health Services, Inc. - Class B	1,605	161,640

		27,380,522

Health Care Technology—0.0%
M3, Inc.	25,016	719,733

Hotels, Restaurants & Leisure—0.8%
Accor S.A. (a)	9,703	266,482
Aristocrat Leisure, Ltd.	34,168	811,473
Booking Holdings, Inc. (a)	902	1,577,589
Caesars Entertainment, Inc. (a) (b)	4,692	179,704

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-13

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—(Continued)
Carnival Corp. (a) (b)	17,755	$153,581
Chipotle Mexican Grill, Inc. (a)	618	807,887
Compass Group plc	101,157	2,070,972
Darden Restaurants, Inc. (b)	2,803	317,075
Domino’s Pizza Enterprises, Ltd.	3,429	160,815
Domino’s Pizza, Inc.	799	311,378
Entain plc (a)	33,280	504,996
Evolution AB	10,367	943,906
Expedia Group, Inc. (a)	3,298	312,749
Flutter Entertainment plc (a)	9,461	957,803
Galaxy Entertainment Group, Ltd.	123,581	739,515
Genting Singapore, Ltd.	334,361	173,558
Hilton Worldwide Holdings, Inc.	6,118	681,790
InterContinental Hotels Group plc	10,433	553,125
La Francaise des Jeux SAEM	5,956	207,493
Las Vegas Sands Corp. (a) (b)	7,547	253,504
Lottery Corp., Ltd. (The) (a)	125,247	390,762
Marriott International, Inc. - Class A (b)	6,005	816,740
McDonald’s Corp.	16,404	4,049,820
McDonald’s Holdings Co. Japan, Ltd.	4,900	178,388
MGM Resorts International	8,268	239,359
Norwegian Cruise Line Holdings, Ltd. (a) (b)	9,151	101,759
Oriental Land Co., Ltd.	11,341	1,579,433
Penn National Gaming, Inc. (a) (b)	3,646	110,911
Royal Caribbean Cruises, Ltd. (a) (b)	4,922	171,827
Sands China, Ltd. (a)	136,625	333,620
Sodexo S.A.	5,011	355,575
Starbucks Corp.	25,252	1,929,000
Whitbread plc	11,428	345,250
Wynn Resorts, Ltd. (a) (b)	2,310	131,624
Yum! Brands, Inc.	6,344	720,108

		23,439,571

Household Durables—0.4%
Barratt Developments plc	57,528	320,669
Berkeley Group Holdings plc	6,392	290,024
DR Horton, Inc.	7,079	468,559
Electrolux AB - Series B (b)	12,821	172,689
Garmin, Ltd.	3,335	327,664
Iida Group Holdings Co., Ltd.	8,140	125,381
Lennar Corp. - Class A	5,737	404,860
Mohawk Industries, Inc. (a) (b)	1,204	149,404
Newell Brands, Inc.	8,311	158,241
NVR, Inc. (a)	72	288,298
Open House Group Co., Ltd.	4,627	184,295
Panasonic Holdings Corp.	125,208	1,012,877
Persimmon plc	18,162	412,275
PulteGroup, Inc. (b)	5,458	216,301
SEB S.A.	1,412	136,229
Sekisui Chemical Co., Ltd.	21,231	290,837
Sekisui House, Ltd.	34,957	611,804
Sharp Corp.	13,877	107,402
Sony Group Corp.	71,497	5,843,008
Taylor Wimpey plc	205,202	291,695
Whirlpool Corp. (b)	1,295	200,557

		12,013,069

Household Products—0.5%
Church & Dwight Co., Inc.	5,312	492,210
Clorox Co. (The)	2,701	380,787
Colgate-Palmolive Co.	18,502	1,482,750
Essity AB - Class B	34,527	901,458
Henkel AG & Co. KGaA	5,886	360,213
Kimberly-Clark Corp.	7,393	999,164
Procter & Gamble Co. (The)	52,622	7,566,517
Reckitt Benckiser Group plc	40,527	3,044,025
Unicharm Corp.	22,879	766,000

		15,993,124

Independent Power and Renewable Electricity Producers—0.1%
AES Corp. (The)	14,636	307,502
EDP Renovaveis S.A.	16,416	387,890
Meridian Energy, Ltd.	72,996	213,043
RWE AG	36,421	1,342,333
Uniper SE	5,164	76,629

		2,327,397

Industrial Conglomerates—0.6%
3M Co.	12,537	1,622,413
CK Hutchison Holdings, Ltd.	152,177	1,034,925
DCC plc	5,645	352,727
General Electric Co.	24,133	1,536,548
Hitachi, Ltd.	54,894	2,600,945
Honeywell International, Inc.	15,056	2,616,883
Investment AB Latour - B Shares	8,341	165,136
Jardine Matheson Holdings, Ltd.	12,166	640,325
Keppel Corp., Ltd.	81,956	383,173
Lifco AB - B Shares	13,147	211,394
Melrose Industries plc	246,043	449,262
Siemens AG	43,372	4,414,299
Smiths Group plc	21,948	374,282
Toshiba Corp.	22,094	898,599

		17,300,911

Insurance—1.8%
Admiral Group plc	10,190	278,510
Aegon NV	101,503	442,406
Aflac, Inc.	13,170	728,696
Ageas SA	8,653	380,964
AIA Group, Ltd.	685,852	7,533,502
Allianz SE	23,158	4,420,725
Allstate Corp. (The)	6,160	780,657
American International Group, Inc.	18,227	931,947
Aon plc - Class A	4,716	1,271,811
Arthur J. Gallagher & Co.	4,576	746,071
Assicurazioni Generali S.p.A.	62,746	1,004,981
Assurant, Inc.	1,251	216,235
Aviva plc	160,399	783,625
AXA S.A.	109,832	2,495,914
Baloise Holding AG	2,615	429,246
Brown & Brown, Inc.	5,147	300,276
Chubb, Ltd.	9,456	1,858,861
Cincinnati Financial Corp.	3,289	391,325

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-14

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
Dai-ichi Life Holdings, Inc.	56,992	$1,052,116
Everest Re Group, Ltd.	864	242,162
Gjensidige Forsikring ASA	11,290	229,292
Globe Life, Inc.	2,039	198,741
Hannover Rueck SE	3,430	497,602
Hartford Financial Services Group, Inc. (The)	7,352	481,041
Insurance Australia Group, Ltd.	138,715	417,658
Japan Post Holdings Co., Ltd.	138,851	992,068
Japan Post Insurance Co., Ltd.	11,349	181,631
Legal & General Group plc	338,491	988,082
Lincoln National Corp.	3,656	170,991
Loews Corp.	4,304	255,055
Marsh & McLennan Cos., Inc.	11,084	1,720,791
Medibank Private, Ltd.	154,972	347,817
MetLife, Inc. (f)	15,403	967,154
MS&AD Insurance Group Holdings, Inc.	25,242	773,888
Muenchener Rueckversicherungs-Gesellschaft AG	7,943	1,866,595
NN Group NV	16,220	741,851
Phoenix Group Holdings plc	42,501	305,721
Poste Italiane S.p.A.	29,619	278,255
Principal Financial Group, Inc. (b)	5,333	356,191
Progressive Corp. (The)	12,829	1,491,628
Prudential Financial, Inc.	8,298	793,953
Prudential plc	155,706	1,936,825
QBE Insurance Group, Ltd.	83,908	704,093
Sampo Oyj - A Shares	28,276	1,231,346
Sompo Holdings, Inc.	17,742	782,735
Suncorp Group, Ltd.	71,582	542,780
Swiss Life Holding AG	1,788	871,716
Swiss Re AG	17,101	1,326,181
T&D Holdings, Inc.	29,829	356,509
Tokio Marine Holdings, Inc.	35,590	2,073,991
Travelers Cos., Inc. (The)	5,295	895,543
Tryg A/S	20,323	456,631
W.R. Berkley Corp.	4,900	334,474
Willis Towers Watson plc	2,680	529,005
Zurich Insurance Group AG	8,531	3,713,151

		56,101,015

Interactive Media & Services—1.3%
Adevinta ASA (a)	16,255	118,319
Alphabet, Inc. - Class A (a) (e)	6,603	14,389,654
Alphabet, Inc. - Class C (a) (e)	6,099	13,341,257
Auto Trader Group plc	53,013	358,485
Kakaku.com, Inc.	7,429	122,677
Match Group, Inc. (a)	6,214	433,054
Meta Platforms, Inc. - Class A (a)	50,691	8,173,924
REA Group, Ltd.	3,032	233,739
Scout24 SE	4,547	233,617
Seek, Ltd.	19,095	277,092
Twitter, Inc. (a)	17,553	656,307
Z Holdings Corp.	149,418	437,134

		38,775,259

Internet & Direct Marketing Retail—0.8%
Amazon.com, Inc. (a)	192,140	20,407,189

Internet & Direct Marketing Retail—(Continued)
Delivery Hero SE (a)	9,276	347,714
eBay, Inc.	13,742	572,629
Etsy, Inc. (a) (b)	2,783	203,743
Just Eat Takeaway.com NV (a)	10,260	164,058
Prosus NV	47,026	3,107,869
Rakuten Group, Inc.	48,918	220,881
Zalando SE (a)	12,606	329,707
ZOZO, Inc.	7,129	128,606

		25,482,396

IT Services—1.4%
Accenture plc - Class A	13,874	3,852,116
Adyen NV (a)	1,229	1,806,650
Akamai Technologies, Inc. (a) (b)	3,566	325,683
Amadeus IT Group S.A. (a)	25,541	1,435,004
Automatic Data Processing, Inc.	9,221	1,936,779
Bechtle AG	4,726	193,236
Broadridge Financial Solutions, Inc.	2,563	365,356
Capgemini SE	9,165	1,584,895
Cognizant Technology Solutions Corp. - Class A	11,530	778,160
Computershare, Ltd.	30,884	525,664
DXC Technology Co. (a)	5,366	162,643
Edenred	14,147	670,363
EPAM Systems, Inc. (a)	1,245	367,001
Fidelity National Information Services, Inc.	13,367	1,225,353
Fiserv, Inc. (a)	13,044	1,160,525
FleetCor Technologies, Inc. (a)	1,783	374,626
Fujitsu, Ltd.	11,149	1,395,544
Gartner, Inc. (a)	1,805	436,503
Global Payments, Inc.	6,251	691,611
GMO Payment Gateway, Inc.	2,380	167,783
International Business Machines Corp.	19,687	2,779,607
Itochu Techno-Solutions Corp.	5,508	134,301
Jack Henry & Associates, Inc.	1,599	287,852
MasterCard, Inc. - Class A	18,947	5,977,400
NEC Corp.	13,944	542,091
Nexi S.p.A. (a)	29,232	243,420
Nomura Research Institute, Ltd.	19,092	508,448
NTT Data Corp.	35,835	492,061
Obic Co., Ltd.	3,958	560,308
Otsuka Corp.	6,418	189,592
Paychex, Inc.	7,048	802,556
PayPal Holdings, Inc. (a)	25,575	1,786,158
SCSK Corp.	8,939	150,523
TIS, Inc.	12,816	336,052
VeriSign, Inc. (a)	2,121	354,907
Visa, Inc. - Class A (b)	36,407	7,168,174
Wix.com, Ltd. (a) (b)	3,254	213,300
Worldline S.A. (a)	13,536	500,735

		42,482,980

Leisure Products—0.1%
Bandai Namco Holdings, Inc.	11,328	800,352
Hasbro, Inc.	2,846	233,030
Shimano, Inc.	4,193	709,282

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-15

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Leisure Products—(Continued)
Yamaha Corp.	7,964	$327,807

		2,070,471

Life Sciences Tools & Services—0.6%
Agilent Technologies, Inc.	6,593	783,051
Bachem Holding AG - Class B	1,760	122,333
Bio-Rad Laboratories, Inc. - Class A (a)	475	235,125
Bio-Techne Corp.	863	299,150
Charles River Laboratories International, Inc. (a)	1,108	237,079
Danaher Corp.	13,970	3,541,674
Eurofins Scientific SE	7,630	603,196
Illumina, Inc. (a)	3,431	632,539
IQVIA Holdings, Inc. (a)	4,194	910,056
Lonza Group AG	4,222	2,251,272
Mettler-Toledo International, Inc. (a)	505	580,129
PerkinElmer, Inc.	2,770	393,949
QIAGEN NV (a)	13,099	615,166
Sartorius Stedim Biotech	1,574	498,324
Thermo Fisher Scientific, Inc.	8,651	4,699,915
Waters Corp. (a)	1,340	443,513
West Pharmaceutical Services, Inc. (b)	1,626	491,654

		17,338,125

Machinery—1.1%
Alfa Laval AB	16,647	401,733
Alstom S.A. (b)	18,093	414,156
Atlas Copco AB - A Shares	152,284	1,424,995
Atlas Copco AB - B Shares	88,493	741,172
Caterpillar, Inc.	11,875	2,122,775
CNH Industrial NV	58,015	673,344
Cummins, Inc.	3,127	605,168
Daifuku Co., Ltd.	5,749	329,263
Daimler Truck Holding AG (a)	25,661	669,723
Deere & Co.	6,157	1,843,837
Dover Corp.	3,161	383,493
Epiroc AB - A Shares	37,362	577,518
Epiroc AB - B Shares	21,944	296,788
FANUC Corp.	10,875	1,704,578
Fortive Corp.	7,871	428,025
GEA Group AG	8,717	300,395
Hitachi Construction Machinery Co., Ltd.	6,165	136,681
Hoshizaki Corp.	6,138	183,109
Husqvarna AB - B Shares	23,750	174,777
IDEX Corp.	1,669	303,140
Illinois Tool Works, Inc.	6,270	1,142,707
Indutrade AB	15,486	282,791
Ingersoll Rand, Inc.	8,947	376,490
KION Group AG	4,129	171,248
Knorr-Bremse AG	4,129	235,570
Komatsu, Ltd.	52,413	1,166,764
Kone Oyj - Class B	19,270	921,433
Kornit Digital, Ltd. (a)	2,799	88,728
Kubota Corp.	57,807	864,582
Kurita Water Industries, Ltd.	5,929	215,657
Makita Corp.	12,681	316,434
MINEBEA MITSUMI, Inc.	20,522	349,900

Machinery—(Continued)
MISUMI Group, Inc.	16,060	338,949
Mitsubishi Heavy Industries, Ltd.	18,182	636,404
NGK Insulators, Ltd.	13,488	181,886
Nordson Corp.	1,188	240,499
Otis Worldwide Corp.	9,329	659,280
PACCAR, Inc.	7,624	627,760
Parker-Hannifin Corp.	2,821	694,107
Pentair plc	3,632	166,237
Rational AG	298	173,272
Sandvik AB	60,449	981,340
Schindler Holding AG	1,331	239,520
Schindler Holding AG (Participation Certificate)	2,323	424,067
SKF AB - B Shares	21,734	320,210
SMC Corp.	3,247	1,448,929
Snap-on, Inc. (b)	1,173	231,116
Spirax-Sarco Engineering plc	4,190	504,298
Stanley Black & Decker, Inc.	3,579	375,294
Techtronic Industries Co., Ltd.	78,003	815,486
Toyota Industries Corp.	8,338	516,832
VAT Group AG	1,542	368,226
Volvo AB - A Shares	11,354	182,893
Volvo AB - B Shares	85,554	1,326,142
Wartsila Oyj Abp	26,837	209,211
Westinghouse Air Brake Technologies Corp.	4,101	336,610
Xylem, Inc.	3,958	309,436
Yaskawa Electric Corp.	13,686	441,400

		32,596,378

Marine—0.1%
AP Moller - Maersk A/S - Class A	178	412,722
AP Moller - Maersk A/S - Class B	326	765,680
Kuehne & Nagel International AG	3,081	729,442
Mitsui OSK Lines, Ltd.	19,554	449,096
Nippon Yusen KK	9,159	628,311
SITC International Holdings Co., Ltd.	76,038	215,450
ZIM Integrated Shipping Services, Ltd. (b)	4,755	224,579

		3,425,280

Media—0.3%
Charter Communications, Inc. - Class A (a)	2,617	1,226,143
Comcast Corp. - Class A	99,309	3,896,885
CyberAgent, Inc.	24,370	242,928
Dentsu Group, Inc. (b)	12,235	367,761
DISH Network Corp. - Class A (a) (b)	5,481	98,274
Fox Corp. - Class A (b)	6,932	222,933
Fox Corp. - Class B	3,200	95,040
Hakuhodo DY Holdings, Inc.	12,924	118,715
Informa plc (a)	84,582	545,089
Interpublic Group of Cos., Inc. (The)	8,641	237,887
News Corp. - Class A	8,580	133,676
News Corp. - Class B	2,657	42,220
Omnicom Group, Inc.	4,587	291,779
Paramount Global - Class B (b)	13,318	328,688
Pearson plc	38,638	352,915
Publicis Groupe S.A.	12,933	638,484
Vivendi SE	40,852	416,918

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-16

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Media—(Continued)
WPP plc	64,757	$650,759

		9,907,094

Metals & Mining—1.0%
Anglo American plc	72,094	2,574,110
Antofagasta plc	22,357	314,375
ArcelorMittal S.A.	34,560	784,737
BHP Group, Ltd.	287,006	8,266,534
BlueScope Steel, Ltd.	27,463	301,294
Boliden AB	15,518	493,591
Evolution Mining, Ltd.	103,921	167,144
Fortescue Metals Group, Ltd.	96,008	1,180,946
Freeport-McMoRan, Inc.	32,228	942,991
Glencore plc	560,635	3,038,008
Hitachi Metals, Ltd. (a)	12,157	183,823
JFE Holdings, Inc.	27,660	290,946
Mineral Resources, Ltd.	9,611	325,192
Newcrest Mining, Ltd.	50,473	717,726
Newmont Corp.	17,505	1,044,523
Nippon Steel Corp.	45,796	639,199
Norsk Hydro ASA	75,676	426,606
Northern Star Resources, Ltd.	66,056	304,622
Nucor Corp.	5,971	623,432
Rio Tinto plc	63,691	3,808,407
Rio Tinto, Ltd.	21,046	1,507,677
South32, Ltd.	262,432	724,445
Sumitomo Metal Mining Co., Ltd.	14,030	439,675
voestalpine AG	6,549	139,363

		29,239,366

Multi-Utilities—0.4%
Ameren Corp.	5,655	510,986
CenterPoint Energy, Inc.	13,805	408,352
CMS Energy Corp.	6,361	429,367
Consolidated Edison, Inc.	7,765	738,451
Dominion Energy, Inc.	17,781	1,419,102
DTE Energy Co.	4,253	539,068
E.ON SE	127,286	1,067,926
Engie S.A.	103,550	1,201,844
National Grid plc	200,766	2,572,870
NiSource, Inc.	8,620	254,204
Public Service Enterprise Group, Inc.	11,100	702,408
Sempra Energy	7,010	1,053,393
Veolia Environnement S.A. (b)	37,687	932,373
WEC Energy Group, Inc.	6,924	696,831

		12,527,175

Multiline Retail—0.2%
Dollar General Corp.	5,087	1,248,553
Dollar Tree, Inc. (a)	4,938	769,588
Next plc	7,543	538,559
Pan Pacific International Holdings Corp.	21,577	344,513
Target Corp.	10,518	1,485,457
Wesfarmers, Ltd.	64,300	1,861,120

		6,247,790

Oil, Gas & Consumable Fuels—2.1%
Aker BP ASA (b)	7,111	245,727
Ampol, Ltd.	13,410	315,144
APA Corp.	7,974	278,293
BP plc	1,103,996	5,199,698
Chevron Corp.	42,318	6,126,800
ConocoPhillips	28,587	2,567,398
Coterra Energy, Inc. (b)	17,860	460,609
Devon Energy Corp.	13,821	761,675
Diamondback Energy, Inc.	3,738	452,859
ENEOS Holdings, Inc.	173,982	656,781
Eni S.p.A.	143,092	1,699,902
EOG Resources, Inc.	12,844	1,418,491
Equinor ASA	55,408	1,927,391
Exxon Mobil Corp.	92,938	7,959,210
Galp Energia SGPS S.A.	28,206	330,632
Hess Corp.	6,051	641,043
Idemitsu Kosan Co., Ltd.	11,892	285,657
Inpex Corp.	58,962	636,352
Kinder Morgan, Inc.	42,808	717,462
Lundin Energy Mergerco AB (a)	11,413	445,374
Marathon Oil Corp.	17,091	384,206
Marathon Petroleum Corp.	12,710	1,044,889
Neste Oyj	23,986	1,062,802
Occidental Petroleum Corp.	19,478	1,146,865
OMV AG	8,407	394,810
ONEOK, Inc.	9,789	543,289
Phillips 66	10,270	842,037
Pioneer Natural Resources Co.	4,984	1,111,831
Repsol S.A. (b)	82,265	1,211,341
Santos, Ltd.	182,418	929,957
Shell plc	431,359	11,256,523
TotalEnergies SE	140,562	7,409,301
Valero Energy Corp.	8,975	953,863
Washington H Soul Pattinson & Co., Ltd.	12,228	198,791
Williams Cos., Inc. (The)	26,673	832,464
Woodside Energy Group, Ltd.	106,562	2,333,606

		64,783,073

Paper & Forest Products—0.1%
Holmen AB - B Shares	5,319	215,937
Mondi plc	27,600	489,607
Oji Holdings Corp.	46,007	199,464
Stora Enso Oyj - R Shares	31,247	490,614
Svenska Cellulosa AB SCA - Class B	34,365	513,792
UPM-Kymmene Oyj	30,260	925,619

		2,835,033

Personal Products—0.5%
Beiersdorf AG	5,724	584,704
Estee Lauder Cos., Inc. (The) - Class A	5,102	1,299,326
Kao Corp. (b)	26,930	1,086,805
Kobayashi Pharmaceutical Co., Ltd.	3,015	185,895
Kose Corp. (b)	1,893	172,365
L’Oreal S.A.	13,660	4,719,632
Shiseido Co., Ltd.	22,678	911,134
Unilever plc	145,193	6,608,337

		15,568,198

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-17

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Pharmaceuticals—3.7%
Astellas Pharma, Inc.	105,553	$1,644,584
AstraZeneca plc	87,844	11,514,748
Bayer AG	55,698	3,309,214
Bristol-Myers Squibb Co.	47,850	3,684,450
Catalent, Inc. (a)	3,931	421,757
Chugai Pharmaceutical Co., Ltd.	38,077	974,441
Daiichi Sankyo Co., Ltd.	99,348	2,507,920
Eisai Co., Ltd.	14,292	603,454
Eli Lilly and Co.	17,430	5,651,329
GlaxoSmithKline plc	288,211	6,197,231
Hikma Pharmaceuticals plc	9,815	193,268
Ipsen S.A.	2,139	201,935
Johnson & Johnson	57,793	10,258,835
Kyowa Kirin Co., Ltd.	15,363	345,580
Merck & Co., Inc.	55,451	5,055,468
Merck KGaA	7,328	1,236,811
Nippon Shinyaku Co., Ltd.	2,795	170,072
Novartis AG	124,217	10,507,751
Novo Nordisk A/S - Class B	95,470	10,596,346
Ono Pharmaceutical Co., Ltd.	21,029	539,868
Organon & Co. (b)	5,566	187,853
Orion Oyj - Class B	6,115	273,134
Otsuka Holdings Co., Ltd.	22,138	786,542
Pfizer, Inc.	123,218	6,460,320
Recordati Industria Chimica e Farmaceutica S.p.A.	5,978	261,208
Roche Holding AG	39,535	13,197,876
Roche Holding AG (Bearer Shares)	1,801	695,376
Sanofi	64,474	6,519,977
Shionogi & Co., Ltd.	15,016	759,076
Takeda Pharmaceutical Co., Ltd.	85,220	2,394,901
Teva Pharmaceutical Industries, Ltd. (ADR) (a)	62,068	466,751
UCB S.A.	7,172	607,437
Viatris, Inc.	26,549	277,968
Vifor Pharma AG (a)	2,580	447,287
Zoetis, Inc.	10,386	1,785,250

		110,736,018

Professional Services—0.5%
Adecco Group AG	9,177	312,167
Bureau Veritas S.A. (b)	16,711	428,454
Equifax, Inc.	2,678	489,485
Experian plc	52,280	1,532,592
Intertek Group plc	9,169	469,843
Jacobs Engineering Group, Inc.	2,836	360,541
Leidos Holdings, Inc.	3,080	310,187
Nielsen Holdings plc	7,876	182,881
Nihon M&A Center Holdings, Inc.	16,748	178,401
Persol Holdings Co., Ltd.	10,071	183,308
Randstad NV	6,779	330,591
Recruit Holdings Co., Ltd.	81,729	2,410,138
RELX plc	109,622	2,960,229
Robert Half International, Inc.	2,403	179,961
SGS S.A.	362	829,230
Teleperformance	3,331	1,024,718
Verisk Analytics, Inc.	3,538	612,392

Professional Services—(Continued)
Wolters Kluwer NV	14,884	1,447,939

		14,243,057

Real Estate Management & Development—1.1%
Abrdn European Logistics Income plc (144A)	34,976	42,419
ADLER Group S.A. (144A) (a) (b)	8,142	32,181
Aeon Mall Co., Ltd.	10,584	129,479
Allreal Holding AG	1,335	221,465
Amot Investments, Ltd.	14,548	87,845
Aroundtown S.A. (b)	158,444	503,799
Atrium Ljungberg AB - B Shares	3,974	52,049
Azrieli Group, Ltd.	5,687	400,277
CA Immobilien Anlagen AG	3,708	117,601
Capitaland Investment, Ltd.	374,588	1,031,432
Castellum AB	22,953	295,162
Catena AB	2,677	97,207
CBRE Group, Inc. - Class A (a)	7,346	540,739
Cibus Nordic Real Estate AB	4,232	65,346
City Developments, Ltd.	64,421	378,252
Citycon Oyj	6,459	43,873
CK Asset Holdings, Ltd.	290,051	2,054,519
CLS Holdings plc	13,928	34,334
Corem Property Group AB - B Shares	59,922	67,275
Daito Trust Construction Co., Ltd.	3,517	303,297
Daiwa House Industry Co., Ltd.	33,995	792,857
Deutsche Euroshop AG	4,521	105,053
Deutsche Wohnen SE	4,396	101,122
Dios Fastigheter AB	7,881	54,787
Entra ASA (144A)	4,879	61,615
ESR Group, Ltd. (144A) (a)	114,071	308,719
Fabege AB	22,722	214,693
Fastighets AB Balder - B Shares (a)	89,314	428,283
Grainger plc	65,077	222,868
Grand City Properties S.A.	8,429	113,797
Hang Lung Properties, Ltd.	114,787	217,865
Heiwa Real Estate Co., Ltd.	2,882	82,672
Helical plc	9,064	41,301
Henderson Land Development Co., Ltd.	81,729	307,623
Hiag Immobilien Holding AG	334	29,389
Hongkong Land Holdings, Ltd.	164,280	826,090
Hufvudstaden AB - A Shares	9,578	105,855
Hulic Co., Ltd. (b)	58,543	453,442
Hysan Development Co., Ltd.	54,239	163,400
Intershop Holding AG	107	69,173
Kennedy-Wilson Holdings, Inc. (b)	10,438	197,696
Kojamo Oyj	17,393	300,136
LEG Immobilien SE	10,669	884,488
Lendlease Corp Ltd	38,760	243,874
Lifestyle Communities, Ltd.	8,362	78,405
Mitsubishi Estate Co., Ltd.	167,621	2,434,107
Mitsui Fudosan Co., Ltd.	132,844	2,858,672
Mobimo Holding AG	666	161,933
New World Development Co., Ltd.	210,885	761,218
Nomura Real Estate Holdings, Inc.	16,632	407,869
NP3 Fastigheter AB	2,438	48,177
Nyfosa AB	16,221	121,375

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-18

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Management & Development—(Continued)
Pandox AB (a)	7,865	$88,260
Peach Property Group AG	1,038	38,444
Phoenix Spree Deutschland, Ltd.	7,000	26,933
Platzer Fastigheter Holding AB - Class B	4,791	31,026
PSP Swiss Property AG	3,852	428,534
Sagax AB - Class B	26,123	482,438
Samhallsbyggnadsbolaget i Norden AB (b)	98,707	164,556
Shurgard Self Storage S.A.	2,244	104,580
Sino Land Co., Ltd.	517,767	764,643
Sirius Real Estate, Ltd.	96,290	104,580
Sumitomo Realty & Development Co., Ltd.	52,741	1,393,984
Sun Hung Kai Properties, Ltd.	209,156	2,474,859
Swire Pacific, Ltd. - Class A	27,528	165,409
Swire Properties, Ltd. (b)	158,852	394,919
Swiss Prime Site AG	11,113	975,309
TAG Immobilien AG	11,285	128,753
Tokyo Tatemono Co., Ltd.	17,684	243,751
Tricon Residential, Inc.	21,641	219,403
UOL Group, Ltd.	69,697	369,479
VGP NV	750	119,591
Vonovia SE	109,091	3,361,901
Wallenstam AB	29,812	130,422
Wharf Real Estate Investment Co., Ltd.	232,345	1,107,688
Wihlborgs Fastigheter AB	23,686	165,787

		33,182,354

Road & Rail—0.4%
Aurizon Holdings, Ltd.	103,579	272,196
Central Japan Railway Co.	8,176	943,867
CSX Corp.	48,691	1,414,960
East Japan Railway Co.	17,142	877,079
Grab Holdings, Ltd. - Class A (a) (b)	60,546	153,181
Hankyu Hanshin Holdings, Inc.	13,014	355,141
J.B. Hunt Transport Services, Inc.	1,844	290,375
Keio Corp.	5,800	207,697
Keisei Electric Railway Co., Ltd.	7,820	215,727
Kintetsu Group Holdings Co., Ltd.	9,826	305,746
MTR Corp., Ltd.	87,129	455,358
Nippon Express Holdings, Inc.	4,411	239,758
Norfolk Southern Corp.	5,264	1,196,454
Odakyu Electric Railway Co., Ltd.	16,625	223,803
Old Dominion Freight Line, Inc. (b)	2,045	524,093
Tobu Railway Co., Ltd.	10,662	243,808
Tokyu Corp.	30,112	354,874
Union Pacific Corp.	13,982	2,982,081
West Japan Railway Co.	12,516	460,710

		11,716,908

Semiconductors & Semiconductor Equipment—1.9%
Advanced Micro Devices, Inc. (a)	35,888	2,744,355
Advantest Corp.	10,748	571,089
Analog Devices, Inc.	11,532	1,684,710
Applied Materials, Inc.	19,493	1,773,473
ASM International NV	2,656	670,739
ASML Holding NV	23,045	11,122,161
Broadcom, Inc.	9,064	4,403,382

Semiconductors & Semiconductor Equipment—(Continued)
Disco Corp.	1,653	389,393
Enphase Energy, Inc. (a) (b)	2,940	574,006
Infineon Technologies AG	74,039	1,791,392
Intel Corp.	89,391	3,344,117
KLA Corp.	3,309	1,055,836
Lam Research Corp.	3,063	1,305,297
Lasertec Corp. (b)	4,283	505,704
Microchip Technology, Inc.	12,205	708,866
Micron Technology, Inc.	24,582	1,358,893
Monolithic Power Systems, Inc.	951	365,222
NVIDIA Corp.	54,882	8,319,562
NXP Semiconductors NV	5,838	864,199
ON Semiconductor Corp. (a)	9,568	481,366
Qorvo, Inc. (a)	2,380	224,482
QUALCOMM, Inc.	24,740	3,160,288
Renesas Electronics Corp. (a)	71,631	646,248
Rohm Co., Ltd.	4,966	343,909
Skyworks Solutions, Inc.	3,600	333,504
SolarEdge Technologies, Inc. (a) (b)	1,153	315,553
STMicroelectronics NV	38,748	1,231,915
SUMCO Corp.	19,853	255,464
Teradyne, Inc.	3,578	320,410
Texas Instruments, Inc.	20,274	3,115,100
Tokyo Electron, Ltd.	8,468	2,746,703
Tower Semiconductor, Ltd. (a)	6,184	288,909

		57,016,247

Software—2.4%
Adobe, Inc. (a)	10,355	3,790,551
ANSYS, Inc. (a)	1,916	458,480
Autodesk, Inc. (a)	4,829	830,395
AVEVA Group plc	6,787	185,462
Cadence Design Systems, Inc. (a)	6,084	912,783
Ceridian HCM Holding, Inc. (a)	3,003	141,381
Check Point Software Technologies, Ltd. (a)	5,853	712,778
Citrix Systems, Inc.	2,738	266,051
CyberArk Software, Ltd. (a) (b)	2,267	290,085
Dassault Systemes SE	37,813	1,401,096
Fortinet, Inc. (a)	14,895	842,759
Intuit, Inc.	6,217	2,396,281
Microsoft Corp. (e)	164,578	42,268,568
Nemetschek SE	3,318	200,833
Nice, Ltd. (a)	3,579	689,689
NortonLifeLock, Inc.	12,773	280,495
Oracle Corp.	34,588	2,416,664
Oracle Corp. Japan	2,194	126,709
Paycom Software, Inc. (a)	1,057	296,087
PTC, Inc. (a)	2,310	245,645
Roper Technologies, Inc.	2,316	914,009
Sage Group plc (The)	57,711	446,347
Salesforce, Inc. (a)	21,623	3,568,660
SAP SE	59,202	5,393,460
ServiceNow, Inc. (a)	4,391	2,088,008
Sinch AB (a)	31,618	102,525
Synopsys, Inc. (a)	3,369	1,023,165
Temenos AG	3,602	307,419

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-19

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Software—(Continued)
Trend Micro, Inc.	7,580	$368,961
Tyler Technologies, Inc. (a)	900	299,232
WiseTech Global, Ltd.	8,388	217,571
Xero, Ltd. (a)	7,631	406,020

		73,888,169

Specialty Retail—0.7%
Advance Auto Parts, Inc. (b)	1,369	236,960
AutoZone, Inc. (a)	453	973,551
Bath & Body Works, Inc.	5,657	152,286
Best Buy Co., Inc.	4,752	309,783
CarMax, Inc. (a) (b)	3,549	321,114
Chow Tai Fook Jewellery Group, Ltd.	110,587	208,074
Fast Retailing Co., Ltd.	3,308	1,729,885
H & M Hennes & Mauritz AB - B Shares	41,406	495,035
Hikari Tsushin, Inc.	1,194	122,490
Home Depot, Inc. (The)	22,924	6,287,366
Industria de Diseno Textil S.A.	61,844	1,400,608
JD Sports Fashion plc	146,218	205,645
Kingfisher plc	115,971	344,914
Lowe’s Cos., Inc.	14,791	2,583,544
Nitori Holdings Co., Ltd.	4,568	433,658
O’Reilly Automotive, Inc. (a)	1,479	934,373
Ross Stores, Inc.	7,756	544,704
TJX Cos., Inc. (The)	26,187	1,462,544
Tractor Supply Co.	2,499	484,431
Ulta Beauty, Inc. (a)	1,188	457,950
USS Co., Ltd.	12,432	214,900

		19,903,815

Technology Hardware, Storage & Peripherals—1.7%
Apple, Inc.	338,597	46,292,982
Brother Industries, Ltd.	13,334	234,604
Canon, Inc. (b)	56,713	1,290,219
FUJIFILM Holdings Corp.	20,424	1,096,705
Hewlett Packard Enterprise Co.	28,394	376,504
HP, Inc. (b)	23,768	779,115
Logitech International S.A.	9,829	511,713
NetApp, Inc.	4,879	318,306
Ricoh Co., Ltd.	32,526	253,016
Seagate Technology Holdings plc	4,421	315,836
Seiko Epson Corp.	15,860	224,597
Western Digital Corp. (a)	6,869	307,937

		52,001,534

Textiles, Apparel & Luxury Goods—0.9%
Adidas AG	9,802	1,733,594
Burberry Group plc	22,608	452,276
Cie Financiere Richemont S.A. - Class A	29,595	3,151,751
EssilorLuxottica S.A.	16,303	2,465,959
Hermes International	1,796	2,028,993
Kering S.A.	4,242	2,203,967
LVMH Moet Hennessy Louis Vuitton SE	15,740	9,713,676
Moncler S.p.A.	11,662	503,776
NIKE, Inc. - Class B	28,018	2,863,440

Textiles, Apparel & Luxury Goods—(Continued)
Pandora A/S	5,386	340,361
Puma SE	6,028	396,989
PVH Corp.	1,536	87,398
Ralph Lauren Corp.	1,016	91,084
Swatch Group AG (The)	2,992	132,942
Swatch Group AG (The) - Bearer Shares	1,658	393,425
Tapestry, Inc. (b)	5,795	176,863
VF Corp. (b)	7,086	312,989

		27,049,483

Tobacco—0.4%
Altria Group, Inc.	40,023	1,671,761
British American Tobacco plc	123,429	5,289,857
Imperial Brands plc	51,189	1,144,124
Japan Tobacco, Inc. (b)	68,033	1,176,746
Philip Morris International, Inc.	34,023	3,359,431
Swedish Match AB	89,577	914,687

		13,556,606

Trading Companies & Distributors—0.5%
AerCap Holdings NV (a)	7,616	311,799
Ashtead Group plc	25,219	1,057,949
Brenntag SE	8,760	570,138
Bunzl plc	19,129	633,472
Fastenal Co.	12,634	630,689
Ferguson plc	12,398	1,388,220
IMCD NV	3,249	448,876
ITOCHU Corp.	67,391	1,822,582
Marubeni Corp.	88,705	800,737
Mitsubishi Corp.	71,598	2,128,990
Mitsui & Co., Ltd.	79,146	1,747,764
MonotaRO Co., Ltd.	14,144	210,371
Reece, Ltd.	12,818	122,039
Sumitomo Corp.	63,853	873,320
Toyota Tsusho Corp.	12,001	392,282
United Rentals, Inc. (a)	1,590	386,227
WW Grainger, Inc.	950	431,708

		13,957,163

Transportation Infrastructure—0.1%
Aena SME S.A. (a)	4,254	541,028
Aeroports de Paris (a)	1,710	217,852
Atlantia S.p.A.	28,090	659,280
Auckland International Airport, Ltd. (a)	70,438	315,464
Getlink SE	25,013	443,004
Transurban Group	174,088	1,728,843

		3,905,471

Water Utilities—0.1%
American Water Works Co., Inc.	3,985	592,848
Severn Trent plc	13,894	460,088
United Utilities Group plc	38,371	476,613

		1,529,549

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-20

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Wireless Telecommunication Services—0.4%
KDDI Corp.	91,444	$2,891,606
SoftBank Corp.	162,842	1,807,384
SoftBank Group Corp.	68,378	2,642,558
T-Mobile U.S., Inc. (a)	12,889	1,734,086
Tele2 AB - B Shares	32,181	366,667
Vodafone Group plc	1,527,324	2,356,116

		11,798,417

Total Common Stocks (Cost $1,239,644,199)		1,622,203,600

U.S. Treasury & Government Agencies—31.7%

Federal Agencies—0.9%
Federal Home Loan Bank 2.500%, 02/13/24	2,175,000	2,159,017
Federal Home Loan Mortgage Corp.
2.750%, 06/19/23	9,329,000	9,307,043
6.250%, 07/15/32	2,364,000	2,935,527
Federal National Mortgage Association
2.875%, 09/12/23	8,502,000	8,501,228
6.625%, 11/15/30	1,525,000	1,884,520
7.250%, 05/15/30	1,788,000	2,272,442

		27,059,777

U.S. Treasury—30.8%
U.S. Treasury Bonds
1.875%, 11/15/51	6,825,800	5,121,483
2.000%, 02/15/50	4,829,500	3,742,485
2.250%, 08/15/46	19,880,600	16,030,287
2.250%, 08/15/49	4,197,400	3,443,999
2.250%, 02/15/52 (b)	13,630,100	11,217,146
2.375%, 11/15/49	4,579,300	3,867,720
2.375%, 05/15/51	24,855,800	20,982,762
2.500%, 02/15/45	5,470,900	4,640,007
2.750%, 08/15/47	2,337,700	2,090,415
2.875%, 05/15/43	5,417,100	4,939,718
2.875%, 08/15/45 (b)	29,768,500	27,042,822
2.875%, 05/15/49	3,659,800	3,412,335
3.000%, 05/15/45	1,329,600	1,233,308
3.000%, 02/15/47	3,206,300	2,994,008
3.000%, 05/15/47	3,558,700	3,326,272
3.000%, 02/15/48	1,975,100	1,860,915
3.000%, 08/15/48	9,323,800	8,809,898
3.000%, 02/15/49	2,720,900	2,592,826
3.125%, 11/15/41	5,828,800	5,596,331
3.125%, 02/15/42 (b)	614,500	588,552
3.125%, 02/15/43 (b)	9,885,800	9,392,668
3.625%, 08/15/43	24,408,000	25,050,617
3.750%, 08/15/41	7,562,900	7,946,363
3.750%, 11/15/43	487,200	509,638
4.375%, 05/15/41	530,600	607,724
4.500%, 08/15/39	301,900	354,945
5.250%, 11/15/28	3,963,700	4,459,008
5.500%, 08/15/28	5,597,100	6,345,712

U.S. Treasury—(Continued)
U.S. Treasury Bonds
6.000%, 02/15/26 (g)	31,745,700	34,926,470
6.125%, 11/15/27	6,782,300	7,793,287
6.250%, 08/15/23	4,385,600	4,551,259
6.250%, 05/15/30	854,700	1,046,874
6.375%, 08/15/27	2,592,500	2,993,730
6.875%, 08/15/25	2,470,400	2,752,373
U.S. Treasury Notes
0.250%, 06/30/25 (b)	15,838,000	14,582,096
0.250%, 08/31/25	34,141,300	31,260,628
0.250%, 09/30/25 (b)	11,534,100	10,537,932
0.375%, 04/30/25	11,201,100	10,395,583
0.375%, 12/31/25	11,063,100	10,082,546
0.375%, 01/31/26	27,091,900	24,634,580
0.500%, 03/31/25	991,100	924,975
0.500%, 02/28/26	11,035,000	10,057,799
0.625%, 05/15/30	9,251,100	7,713,827
0.625%, 08/15/30	11,561,400	9,585,123
0.750%, 04/30/26	6,627,600	6,075,645
0.750%, 05/31/26	20,570,900	18,821,570
0.750%, 08/31/26	15,713,700	14,303,150
0.875%, 09/30/26	9,132,700	8,340,724
0.875%, 11/15/30	21,662,300	18,290,258
1.125%, 10/31/26 (b)	9,196,500	8,476,946
1.125%, 02/15/31 (b)	13,853,900	11,904,613
1.250%, 08/31/24	8,677,300	8,359,697
1.250%, 12/31/26	6,774,600	6,261,742
1.375%, 11/15/31	7,259,500	6,296,482
1.500%, 09/30/24	6,491,100	6,279,125
1.500%, 10/31/24	7,998,500	7,727,613
1.500%, 11/30/24 (b)	3,995,800	3,854,542
1.500%, 08/15/26 (b)	2,030,700	1,907,113
1.500%, 01/31/27 (b)	6,697,800	6,253,547
1.500%, 02/15/30 (b)	6,315,400	5,672,512
1.625%, 02/15/26	11,760,100	11,177,148
1.625%, 08/15/29	9,431,400	8,586,995
1.625%, 05/15/31	33,445,800	29,884,345
1.750%, 05/15/23 (g)	8,120,600	8,041,297
1.750%, 07/31/24	6,316,400	6,157,997
1.750%, 11/15/29	11,386,000	10,447,989
1.875%, 02/28/27	13,519,000	12,832,488
1.875%, 02/15/32	16,355,300	14,816,880
2.000%, 02/15/23 (b)	10,021,800	9,983,435
2.000%, 05/31/24 (b)	10,430,000	10,241,364
2.000%, 02/15/25 (b)	23,431,200	22,829,860
2.000%, 08/15/25	16,706,400	16,184,978
2.000%, 11/15/26	33,782,600	32,299,333
2.125%, 12/31/22	6,042,300	6,029,554
2.125%, 11/30/23	21,083,500	20,841,369
2.125%, 03/31/24	6,290,300	6,197,666
2.125%, 05/15/25 (b)	44,542,400	43,451,459
2.250%, 04/30/24	7,220,400	7,126,196
2.250%, 11/15/24	5,901,100	5,801,058
2.250%, 11/15/25	9,040,300	8,805,111
2.250%, 02/15/27	9,640,500	9,295,174
2.250%, 08/15/27	5,528,900	5,310,552

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-21

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes
2.250%, 11/15/27 (b)	16,717,200	$16,026,963
2.375%, 08/15/24	1,865,100	1,840,402
2.375%, 05/15/27	35,564,300	34,427,910
2.375%, 05/15/29	12,563,700	12,036,123
2.500%, 01/31/24	3,936,400	3,906,877
2.625%, 02/15/29	8,538,200	8,313,072
2.750%, 11/15/23	23,532,000	23,461,220
2.750%, 02/15/28	2,279,600	2,239,796
2.875%, 05/15/28	3,859,700	3,814,620
3.125%, 11/15/28	9,904,400	9,924,905

		933,198,461

Total U.S. Treasury & Government Agencies (Cost $1,023,812,822)		960,258,238

Foreign Government—8.9%

Sovereign—8.9%
Australia Government Bonds
1.750%, 06/21/51 (AUD)	237,000	103,877
2.500%, 05/21/30 (AUD)	4,982,000	3,182,403
3.250%, 04/21/29 (AUD)	1,346,000	913,875
3.750%, 04/21/37 (AUD)	1,486,000	1,018,664
4.750%, 04/21/27 (AUD)	1,450,000	1,062,271
Belgium Government Bonds
0.900%, 06/22/29 (144A) (EUR)	2,970,000	2,969,340
1.600%, 06/22/47 (144A) (EUR)	1,474,400	1,260,209
2.600%, 06/22/24 (144A) (EUR)	1,391,195	1,510,924
4.250%, 03/28/41 (144A) (EUR)	602,000	790,244
5.000%, 03/28/35 (144A) (EUR)	738,000	1,011,528
5.500%, 03/28/28 (EUR)	810,800	1,043,975
Bundesrepublik Deutschland Bundesanleihe
Zero Coupon, 02/15/31 (EUR)	2,993,000	2,812,839
Zero Coupon, 08/15/31 (EUR)	1,658,000	1,542,971
Zero Coupon, 08/15/50 (EUR)	2,261,000	1,514,279
0.500%, 02/15/26 (EUR)	10,107,518	10,448,989
1.250%, 08/15/48 (EUR)	404,000	390,765
2.500%, 07/04/44 (EUR)	1,063,600	1,299,012
3.250%, 07/04/42 (EUR)	387,500	519,653
4.250%, 07/04/39 (EUR)	1,677,500	2,443,784
5.500%, 01/04/31 (EUR)	2,832,600	3,979,415
Canadian Government Bonds
1.500%, 06/01/26 (CAD)	1,486,000	1,087,717
3.500%, 12/01/45 (CAD)	2,072,000	1,684,933
5.750%, 06/01/29 (CAD)	5,186,000	4,670,502
Denmark Government Bonds
0.500%, 11/15/29 (DKK)	4,004,000	520,378
4.500%, 11/15/39 (DKK)	4,060,000	781,038
Finland Government Bonds
0.125%, 09/15/31 (144A) (EUR)	399,000	358,327
0.500%, 04/15/26 (144A) (EUR)	1,288,000	1,314,774
1.375%, 04/15/47 (144A) (EUR)	462,000	412,079
French Republic Government Bond OAT
0.500%, 05/25/25 (EUR)	3,110,000	3,207,155

Sovereign—(Continued)
French Republic Government Bond OAT
0.500%, 05/25/26 (EUR)	7,888,399	8,038,174
1.250%, 05/25/36 (144A) (EUR)	4,203,800	3,902,438
1.500%, 05/25/50 (144A) (EUR)	1,085,000	919,294
2.250%, 05/25/24 (EUR)	2,032,800	2,190,202
2.500%, 05/25/30 (EUR)	10,705,800	11,936,046
3.250%, 05/25/45 (EUR)	4,694,900	5,637,330
4.000%, 04/25/60 (EUR)	292,000	408,679
Ireland Government Bonds
0.200%, 10/18/30 (EUR)	1,930,000	1,772,893
2.000%, 02/18/45 (EUR)	483,000	469,062
5.400%, 03/13/25 (EUR)	1,140,800	1,334,215
Italy Buoni Poliennali Del Tesoro
0.950%, 09/15/27 (EUR)	1,660,000	1,609,997
1.500%, 04/30/45 (144A) (EUR)	232,000	167,344
1.650%, 03/01/32 (144A) (EUR)	1,852,000	1,693,526
1.800%, 03/01/41 (144A) (EUR)	469,000	375,252
3.750%, 09/01/24 (EUR)	9,653,000	10,600,593
3.850%, 09/01/49 (144A) (EUR)	2,554,000	2,782,238
5.000%, 08/01/39 (144A) (EUR)	2,969,000	3,705,323
5.250%, 11/01/29 (EUR)	11,139,200	13,554,131
Japan Government Forty Year Bond 1.700%, 03/20/54 (JPY)	63,950,000	529,742
Japan Government Ten Year Bonds
0.100%, 09/20/26 (JPY)	605,100,000	4,480,050
0.100%, 12/20/29 (JPY)	767,550,000	5,609,315
0.100%, 06/20/31 (JPY)	501,750,000	3,645,934
0.100%, 12/20/31 (JPY)	233,050,000	1,695,109
0.500%, 12/20/24 (JPY)	1,601,350,000	11,965,630
0.800%, 09/20/22 (JPY)	168,900,000	1,247,355
Japan Government Thirty Year Bonds
0.400%, 12/20/49 (JPY)	549,350,000	3,322,944
0.500%, 09/20/46 (JPY)	1,021,600,000	6,621,576
0.700%, 06/20/51 (JPY)	457,750,000	2,961,037
0.700%, 12/20/51 (JPY)	145,450,000	939,625
1.800%, 09/20/43 (JPY)	140,250,000	1,201,573
1.900%, 09/20/42 (JPY)	496,850,000	4,327,553
2.300%, 03/20/40 (JPY)	571,750,000	5,250,804
Japan Government Twenty Year Bonds
0.500%, 09/20/36 (JPY)	732,900,000	5,337,346
0.500%, 12/20/41 (JPY)	141,200,000	969,356
1.500%, 03/20/33 (JPY)	230,600,000	1,901,379
1.700%, 12/20/31 (JPY)	195,350,000	1,630,988
1.700%, 09/20/32 (JPY)	349,850,000	2,933,088
1.700%, 09/20/33 (JPY)	418,500,000	3,520,915
2.100%, 06/20/29 (JPY)	555,050,000	4,640,198
Japan Government Two Year Bond 0.005%, 09/01/23 (JPY)	744,300,000	5,492,339
Mexican Bonos 10.000%, 11/20/36 (MXN)	32,542,100	1,742,559
Netherlands Government Bonds
Zero Coupon, 07/15/31 (144A) (EUR)	1,340,000	1,215,901
2.750%, 01/15/47 (144A) (EUR)	486,000	594,810
3.750%, 01/15/42 (144A) (EUR)	905,600	1,221,429
5.500%, 01/15/28 (144A) (EUR)	3,420,500	4,383,859

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-22

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

Foreign Government—(Continued)

Security Description	Shares/ Principal Amount*	Value

Sovereign—(Continued)
Norway Government Bonds
1.250%, 09/17/31 (144A) (NOK)	4,362,000	$379,232
3.000%, 03/14/24 (144A) (NOK)	10,370,000	1,056,032
Poland Government Bond 5.750%, 04/25/29 (PLN)	6,492,000	1,367,820
Republic of Austria Government Bonds
Zero Coupon, 02/20/31 (144A) (EUR)	1,045,000	935,671
0.750%, 10/20/26 (144A) (EUR)	1,522,000	1,562,793
3.150%, 06/20/44 (144A) (EUR)	1,483,000	1,806,622
4.150%, 03/15/37 (144A) (EUR)	267,000	350,111
Singapore Government Bonds
2.125%, 06/01/26 (SGD)	1,024,000	719,004
2.750%, 03/01/46 (SGD)	305,000	205,265
3.375%, 09/01/33 (SGD)	731,000	543,528
Spain Government Bonds
0.350%, 07/30/23 (EUR)	2,380,000	2,484,010
1.000%, 10/31/50 (144A) (EUR)	1,053,000	677,464
1.450%, 10/31/27 (144A) (EUR)	3,180,000	3,273,290
1.950%, 07/30/30 (144A) (EUR)	4,861,000	5,014,556
2.900%, 10/31/46 (144A) (EUR)	1,182,000	1,221,254
4.200%, 01/31/37 (144A) (EUR)	1,610,000	1,990,279
4.400%, 10/31/23 (144A) (EUR)	1,028,000	1,127,365
4.700%, 07/30/41 (144A) (EUR)	1,213,000	1,616,701
6.000%, 01/31/29 (EUR)	3,371,400	4,423,389
Sweden Government Bonds
1.000%, 11/12/26 (SEK)	15,990,000	1,509,454
1.500%, 11/13/23 (144A) (SEK)	3,330,000	324,953
Swiss Confederation Government Bond 4.000%, 02/11/23 (CHF)	415,000	445,886
United Kingdom Gilt
0.375%, 10/22/30 (GBP)	3,348,000	3,538,402
1.750%, 01/22/49 (GBP)	809,000	823,289
2.250%, 09/07/23 (GBP)	1,170,000	1,428,077
3.250%, 01/22/44 (GBP)	2,120,900	2,830,822
4.250%, 12/07/46 (GBP)	5,267,100	8,249,896
6.000%, 12/07/28 (GBP)	2,928,400	4,423,024

Total Foreign Government (Cost $333,194,720)		268,663,260

Preferred Stocks—0.1%

Automobiles—0.1%
Bayerische Motoren Werke (BMW) AG	3,307	234,278
Porsche Automobil Holding SE	8,682	574,296
Volkswagen AG	10,444	1,394,639

		2,203,213

Health Care Equipment & Supplies—0.0%
Sartorius AG	1,380	482,043

Household Products—0.0%
Henkel AG & Co. KGaA	10,101	622,221

Total Preferred Stocks (Cost $4,184,482)		3,307,477

Mutual Funds—0.0%

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities—0.0%
iShares U.S. Real Estate ETF (b)	2,750	$252,945
Vanguard Global ex-U.S. Real Estate ETF (b)	4,021	178,010

Total Mutual Funds (Cost $444,174)		430,955

Short-Term Investment—3.9%

Repurchase Agreement—3.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/22 at 0.350%, due on 07/01/22 with a maturity value of $117,363,554; collateralized by U.S. Treasury Note at 3.000%, maturing 06/30/24, with a market value of $119,709,694.	117,362,413	117,362,413

Total Short-Term Investments (Cost $117,362,413)		117,362,413

Securities Lending Reinvestments (h)—6.0%

Certificates of Deposit—2.3%
Barclays Bank plc 1.970%, SOFR + 0.450%, 10/07/22 (i)	5,000,000	5,001,615
BNP Paribas S.A. 1.730%, SOFR + 0.220%, 11/17/22 (i)	3,000,000	2,996,283
Canadian Imperial Bank of Commerce (NY) 1.760%, SOFR + 0.250%, 02/03/23 (i)	2,000,000	1,996,812
Cooperatieve Rabobank UA 2.080%, SOFR + 0.570%, 09/19/22 (i)	5,000,000	5,000,000
Credit Industriel et Commercial 1.890%, SOFR + 0.380%, 10/25/22 (i)	4,000,000	3,999,740
Credit Industriel et Commercial (NY) 1.860%, SOFR + 0.350%, 10/12/22 (i)	4,000,000	3,999,540
Credit Suisse Group AG 1.500%, 08/05/22	2,000,000	1,999,496
Goldman Sachs Bank USA 1.710%, SOFR + 0.190%, 09/02/22 (i)	5,000,000	4,998,930
MUFG Bank Ltd. 1.820%, SOFR + 0.300%, 08/09/22 (i)	5,000,000	5,000,015
National Westminster Bank plc 1.490%, 08/09/22	3,000,000	2,999,100
Nordea Bank Abp (NY) 2.020%, SOFR + 0.500%, 02/27/23 (i)	5,000,000	5,000,320
Oversea-Chinese Banking Corp., Ltd. 1.960%, SOFR + 0.440%, 09/26/22 (i)	5,000,000	5,001,215
Skandinaviska Enskilda Banken AB 1.630%, 09/02/22	3,000,000	2,998,119
Standard Chartered Bank (NY) 1.700%, SOFR + 0.190%, 08/25/22 (i)	3,000,000	2,999,015
Sumitomo Mitsui Banking Corp. 1.910%, SOFR + 0.400%, 11/02/22 (i)	4,000,000	3,999,828
Sumitomo Mitsui Trust Bank, Ltd. Zero Coupon, 07/29/22	5,000,000	4,993,300
Svenska Handelsbanken AB 1.870%, SOFR + 0.350%, 10/13/22 (i)	3,000,000	2,999,913

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-23

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

Securities Lending Reinvestments (h)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Toronto-Dominion Bank (The) 2.070%, FEDEFF PRV + 0.490%, 12/23/22 (i)	5,000,000	$5,003,150

		70,986,391

Commercial Paper—1.0%
Australia & New Zealand Banking Group, Ltd. 1.930%, SOFR + 0.420%, 12/19/22 (i)	3,000,000	3,000,990
DNB Bank ASA 2.070%, SOFR + 0.550%, 09/07/22 (i)	5,000,000	5,001,910
Liberty Street Funding LLC 1.550%, 07/01/22	6,000,000	5,999,712
Macquarie Bank Ltd.
1.750%, SOFR + 0.230%, 08/04/22 (i)	5,000,000	4,999,905
1.960%, SOFR + 0.440%, 11/16/22 (i)	4,000,000	4,001,228
Societe Generale 1.700%, SOFR + 0.190%, 08/18/22 (i)	3,000,000	2,999,430
UBS AG 2.090%, SOFR + 0.570%, 03/23/23 (i)	5,000,000	5,000,000

		31,003,175

Repurchase Agreements—2.5%
Citigroup Global Markets, Inc. Repurchase Agreement dated 06/30/22 at 1.870%, due on 08/04/22 with a maturity value of $8,014,544; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.875%, maturity dates ranging from 09/30/26 - 02/15/48, and various Common Stock with an aggregate market value of $8,160,416.	8,000,000	8,000,000
National Bank Financial, Inc. Repurchase Agreement dated 06/30/22 at 1.570%, due on 07/01/22 with a maturity value of $4,676,687; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.375%, maturity dates ranging from 09/22/22 - 11/15/48, and an aggregate market value of $4,776,576.	4,676,483	4,676,483
National Bank of Canada
Repurchase Agreement dated 06/30/22 at 1.570%, due on 07/07/22 with a maturity value of $9,002,748; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.375%, maturity dates ranging from 07/31/22 - 08/15/51, and an aggregate market value of $9,192,628.	9,000,000	9,000,000
Repurchase Agreement dated 06/30/22 at 1.700%, due on 07/07/22 with a maturity value of $25,008,264; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.000%, maturity dates ranging from 11/03/22 - 02/15/51, and various Common Stock with an aggregate market value of $27,570,174.	25,000,000	25,000,000
Natwest Markets Securities, Inc. Repurchase Agreement dated 06/30/22 at 1.480%, due on 07/01/22 with a maturity value of $17,267,437; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 07/05/22 - 11/15/49, and an aggregate market value of $17,612,787.	17,266,727	17,266,727

Repurchase Agreements —(Continued)
Societe Generale
Repurchase Agreement dated 06/30/22 at 1.500%, due on 07/01/22 with a maturity value of $900,038; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 01/31/23 - 02/15/32, and an aggregate market value of $918,344.	900,000	900,000
Repurchase Agreement dated 06/30/22 at 1.620%, due on 07/01/22 with a maturity value of $1,100,050; collateralized by various Common Stock with an aggregate market value of $1,222,509.	1,100,000	1,100,000
Repurchase Agreement dated 06/30/22 at 1.670%, due on 07/07/22 with a maturity value of $6,202,013; collateralized by various Common Stock with an aggregate market value of $6,893,320.	6,200,000	6,200,000
TD Prime Services LLC Repurchase Agreement dated 06/30/22 at 1.650%, due on 07/01/22 with a maturity value of $5,000,229; collateralized by various Common Stock with an aggregate market value of $5,500,252.	5,000,000	5,000,000

		77,143,210

Time Deposit—0.2%
Credit Agricole Corp. & Investment Bank (NY) 1.560%, 07/01/22	5,000,000	5,000,000

Total Securities Lending Reinvestments (Cost $184,137,921)		184,132,776

Total Investments—104.1% (Cost $2,902,780,731)		3,156,358,719
Other assets and liabilities (net)—(4.1)%		(123,284,222)

Net Assets—100.0%		$3,033,074,497

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of June 30, 2022, the market value of securities loaned was $189,103,226 and the collateral received consisted of cash in the amount of $184,125,759 and non-cash collateral with a value of $10,034,775. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Consolidated Statement of Assets and Liabilities.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of June 30, 2022, these securities represent less than 0.05% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2022, the market value of securities pledged was $56,649,269.
(f)	Affiliated Issuer. (See Note 8 of the Notes to Consolidated Financial Statements for a summary of transactions in securities of affiliated issuers.)
(g)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of June 30, 2022, the market value of securities pledged was $52,260,742.

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-24

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

(h)	Represents investment of cash collateral received from securities on loan as of June 30, 2022.
(i)	Variable or floating rate security. The stated rate represents the rate at June 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset-
and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2022, the market value of 144A securities was $53,206,178, which is 1.8% of net assets.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	3,237,686	BOA	07/21/22	USD	2,279,528	$(44,500)
AUD	6,369,874	HSBCU	07/21/22	USD	4,390,448	6,783
AUD	37,143,036	HSBCU	07/21/22	USD	25,600,909	39,550
AUD	28,051,630	JPMC	07/21/22	USD	20,150,608	(786,099)
AUD	17,264,574	MSIP	07/21/22	USD	11,912,889	5,135
AUD	21,916,528	MSIP	07/21/22	USD	15,569,254	(439,908)
AUD	84,173	SSBT	07/21/22	USD	60,376	(2,270)
AUD	405,003	SSBT	07/21/22	USD	283,320	(3,740)
CAD	5,650,906	BOA	07/21/22	USD	4,346,618	43,501
CAD	921,364	HSBCU	07/21/22	USD	736,379	(20,583)
CAD	43,933,304	HSBCU	07/21/22	USD	34,048,072	83,167
CAD	13,740,742	JPMC	07/21/22	USD	10,857,689	(182,677)
CAD	185,187	SSBT	07/21/22	USD	142,822	1,047
CAD	58,268,160	UBSA	07/21/22	USD	46,595,107	(1,327,297)
CHF	2,765,000	BOA	07/13/22	USD	2,843,770	53,899
CHF	4,143,239	HSBCU	07/13/22	USD	4,166,869	175,167
CHF	2,664,371	JPMC	07/13/22	USD	2,779,350	12,861
CHF	19,679,074	MSIP	07/13/22	USD	20,447,195	176,104
CHF	31,073,792	MSIP	07/13/22	USD	32,544,940	19,810
EUR	947,291	BOA	07/28/22	USD	991,201	3,006
EUR	883,385	CBNA	07/28/22	USD	930,442	(3,306)
EUR	1,009,273	CBNA	07/28/22	USD	1,051,222	8,036
EUR	1,762,797	CBNA	07/28/22	USD	1,843,364	6,738
EUR	44,610,883	CBNA	07/28/22	USD	47,244,369	(424,085)
EUR	1,086,581	DBAG	07/28/22	USD	1,165,163	(24,767)
EUR	934,131	GSBU	07/28/22	USD	977,446	2,948
EUR	843,463	HSBCU	07/28/22	USD	885,975	(738)
EUR	1,074,192	HSBCU	07/28/22	USD	1,133,255	(5,863)
EUR	7,340,004	HSBCU	07/28/22	USD	7,821,903	(118,377)
EUR	8,475,687	HSBCU	07/28/22	USD	8,928,247	(32,792)
EUR	1,119,548	JPMC	07/28/22	USD	1,180,512	(5,517)
EUR	1,294,780	JPMC	07/28/22	USD	1,381,609	(22,703)
EUR	564,813	MSIP	07/28/22	USD	603,527	(10,741)
EUR	701,653	MSIP	07/28/22	USD	745,162	(8,759)
EUR	7,823,975	MSIP	07/28/22	USD	8,285,784	(74,318)
EUR	1,241,238	NWM	07/28/22	USD	1,334,561	(31,849)
EUR	1,091,614	SSBT	07/28/22	USD	1,175,147	(29,470)
EUR	1,179,567	UBSA	07/28/22	USD	1,246,671	(8,684)
GBP	7,097,333	HSBCU	08/25/22	USD	8,643,473	4,244
GBP	602,512	MSIP	08/25/22	USD	742,479	(8,351)
GBP	18,192,763	MSIP	08/25/22	USD	22,306,512	(139,615)
GBP	623,350	SSBT	08/25/22	USD	765,949	(6,431)
JPY	2,662,413,030	BOA	07/15/22	USD	20,853,588	(1,219,824)
JPY	542,133,798	HSBCU	07/15/22	USD	4,040,712	(42,787)
JPY	1,404,687,837	HSBCU	07/15/22	USD	10,833,859	(475,095)
JPY	5,825,710,005	HSBCU	07/15/22	USD	45,744,548	(2,783,289)

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-25

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
JPY	56,259,276	SSBT	07/15/22	USD	431,851	$(16,972)
JPY	99,454,551	UBSA	07/15/22	USD	740,985	(7,565)
NOK	334,109,160	BOA	09/22/22	USD	33,423,115	557,082
NOK	92,780,284	MSIP	09/22/22	USD	9,335,930	100,185
NZD	7,888,896	HSBCU	08/26/22	USD	4,955,696	(31,348)
NZD	17,047,801	HSBCU	08/26/22	USD	10,709,195	(67,744)
SEK	39,514,483	HSBCU	09/22/22	USD	3,912,935	(37,389)
SEK	395,110,927	UBSA	09/22/22	USD	38,776,663	(24,528)

Contracts to Deliver
AUD	9,725,855	BBP	07/21/22	USD	6,971,059	257,139
AUD	53,962,186	HSBCU	07/21/22	USD	37,814,620	563,622
AUD	28,286,402	MSIP	07/21/22	USD	20,273,770	747,193
CAD	19,962,200	BOA	07/21/22	USD	15,554,408	46,022
CAD	16,970,346	HSBCU	07/21/22	USD	13,087,167	(96,884)
CAD	24,699,200	MSIP	07/21/22	USD	19,409,616	221,114
CAD	8,434,517	MSIP	07/21/22	USD	6,560,543	7,871
CAD	228,978	SSBT	07/21/22	USD	178,722	832
CAD	10,751,257	UBSA	07/21/22	USD	8,597,422	244,904
CHF	59,775,907	HSBCU	07/13/22	USD	64,274,962	1,630,934
CHF	49,968,996	HSBCU	07/13/22	USD	50,319,629	(2,046,940)
CHF	7,590,892	HSBCU	07/13/22	USD	8,163,259	208,147
CHF	451,400	SSBT	07/13/22	USD	485,783	12,724
DKK	11,033,329	BOA	09/22/22	USD	1,557,034	(6,522)
EUR	1,571,434	BOA	07/28/22	USD	1,654,323	5,062
EUR	1,556,380	BBP	07/28/22	USD	1,646,532	13,071
EUR	137,599,770	DBAG	07/28/22	USD	145,428,509	1,013,963
EUR	95,320,850	DBAG	07/28/22	USD	100,744,129	702,413
EUR	1,817,289	GSBU	07/28/22	USD	1,921,358	14,066
EUR	1,371,918	GSBU	07/28/22	USD	1,434,769	(5,094)
EUR	43,378,391	HSBCU	07/28/22	USD	45,373,494	(153,258)
EUR	12,003,259	JPMC	07/28/22	USD	12,901,907	304,174
EUR	1,464,659	MSIP	07/28/22	USD	1,530,383	(6,814)
EUR	1,227,610	SSBT	07/28/22	USD	1,277,423	(10,986)
EUR	836,598	SSBT	07/28/22	USD	885,783	7,752
EUR	365,452	SSBT	07/28/22	USD	388,506	4,955
GBP	90,877,468	BOA	08/25/22	USD	114,020,142	3,290,863
GBP	18,711,794	BBP	08/25/22	USD	23,454,448	655,139
JPY	9,907,626,492	GSBU	07/15/22	USD	78,118,113	5,055,068
JPY	799,668,068	JPMC	07/15/22	USD	6,206,146	309,054
JPY	7,166,866,510	MSIP	07/15/22	USD	55,569,466	2,717,949
JPY	2,115,370,080	MSIP	07/15/22	USD	15,607,877	8,240
JPY	1,087,080,361	SSBT	07/15/22	USD	8,533,962	517,370
MXN	44,218,116	BNP	07/20/22	USD	2,185,262	(7,651)
NOK	14,289,673	BNP	09/22/22	USD	1,429,209	(24,106)
NOK	16,256,607	HSBCU	09/22/22	USD	1,641,475	(11,885)
NZD	7,888,896	HSBCU	08/26/22	USD	5,092,077	167,729
PLN	6,891,302	MSIP	07/07/22	USD	1,536,865	(481)
SEK	75,314,165	HSBCU	09/22/22	USD	7,373,481	(13,266)
SEK	18,964,440	SSBT	09/22/22	USD	1,865,979	5,963
SGD	1,961,410	BNP	07/08/22	USD	1,433,892	22,098

Net Unrealized Appreciation						$9,200,826

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-26

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	09/15/22	193	AUD	22,946,725	$342,265
Canada Government Bond 10 Year Futures	09/20/22	118	CAD	14,630,820	328,712
Hang Seng Index Futures	07/28/22	57	HKD	61,970,400	(120,130)
MSCI EAFE Index Mini Futures	09/16/22	45	USD	4,177,350	(37,966)
MSCI Emerging Markets Index Mini Futures	09/16/22	887	USD	44,469,745	241,015
Russell 2000 Index E-Mini Futures	09/16/22	825	USD	70,455,000	(7,495,484)
S&P Midcap 400 Index E-Mini Futures	09/16/22	309	USD	70,081,200	(7,679,006)

Futures Contracts—Short
Euro STOXX 50 Index Futures	09/16/22	(2,383)	EUR	(81,999,030)	869,048
Euro-Bund Futures	09/08/22	(149)	EUR	(22,168,220)	176,239
FTSE 100 Index Futures	09/16/22	(728)	GBP	(51,840,880)	(98,523)
Japanese Government 10 Year Bond Futures	09/12/22	(33)	JPY	(4,904,130,000)	190,767
MSCI Singapore Index Futures	07/28/22	(284)	SGD	(7,967,620)	235,800
OMX Stockholm 30 Index Futures	07/15/22	(1,151)	SEK	(215,294,550)	187,961
S&P 500 Index E-Mini Futures	09/16/22	(536)	USD	(101,558,600)	759,497
SPI 200 Index Futures	09/15/22	(77)	AUD	(12,437,425)	38,717
TOPIX Index Futures	09/08/22	(530)	JPY	(9,913,650,000)	2,642,443
U.S. Treasury Note 10 Year Futures	09/21/22	(563)	USD	(66,733,094)	927,293
U.S. Treasury Note 2 Year Futures	09/30/22	(291)	USD	(61,114,547)	255,329
U.S. Treasury Note 5 Year Futures	09/30/22	(17)	USD	(1,908,250)	(12,240)
U.S. Treasury Ultra Long Bond Futures	09/21/22	(193)	USD	(29,788,344)	914,417
United Kingdom Long Gilt Bond Futures	09/28/22	(34)	GBP	(3,875,320)	(114,314)

Net Unrealized Depreciation					$(7,448,160)

Swap Agreements

OTC Total Return Swaps

Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid	Unrealized Appreciation/ (Depreciation)(1)
Pay	0.140%	Annually	09/15/22	MSC	Bloomberg Commodity Index	USD	66,959,131	$(6,577,844)	$—	$(6,577,844)
Receive	0.000%	Monthly	09/16/22	MSC	Swiss Market Index Futures	CHF	1,923,201	(481)	—	(481)
Receive	0.000%	Monthly	09/16/22	MSC	Swiss Market Index Futures	CHF	1,981,225	(51,647)	—	(51,647)
Receive	0.000%	Monthly	09/16/22	MSC	Swiss Market Index Futures	CHF	4,486,843	(113,724)	—	(113,724)
Receive	0.000%	Monthly	09/16/22	MSC	Swiss Market Index Futures	CHF	11,406,417	81,912	—	81,912

Totals								$(6,661,784)	$—	$(6,661,784)

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(1)
Pay	SOFR	Annually	2.945%	Annually	06/28/32	USD	756,870,000	$9,223,369	$—	$9,223,369

(1)	There is no upfront payment premium paid or (received) therefore the market value equals unrealized appreciation/(depreciation).

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-27

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(BOA)—	Bank of America N.A.
(CBNA)—	Citibank N.A.
(DBAG)—	Deutsche Bank AG
(GSBU)—	Goldman Sachs Bank USA
(HSBCU)—	HSBC Bank USA
(JPMC)—	JPMorgan Chase Bank N.A.
(MSC)—	Morgan Stanley & Co.
(MSIP)—	Morgan Stanley & Co. International plc
(NWM)—	NatWest Markets plc
(SSBT)—	State Street Bank and Trust Co.
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund
(REIT)—	Real Estate Investment Trust
(ADR)—	American Depositary Receipt

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Consolidated Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$12,153,703	$10,382,704	$—	$22,536,407
Air Freight & Logistics	4,786,608	4,167,645	—	8,954,253
Airlines	1,419,457	944,689	—	2,364,146
Auto Components	704,524	5,112,377	—	5,816,901
Automobiles	14,350,226	22,003,109	—	36,353,335
Banks	26,026,951	68,886,697	0	94,913,648
Beverages	13,718,228	16,696,379	—	30,414,607
Biotechnology	15,692,022	7,843,923	—	23,535,945
Building Products	2,869,394	8,184,069	—	11,053,463
Capital Markets	20,428,973	21,477,428	—	41,906,401
Chemicals	12,677,662	24,537,965	—	37,215,627
Commercial Services & Supplies	3,298,101	2,604,769	—	5,902,870
Communications Equipment	5,594,160	2,664,199	—	8,258,359
Construction & Engineering	392,064	5,908,406	—	6,300,470

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-28

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Construction Materials	$823,896	$3,798,303	$—	$4,622,199
Consumer Finance	3,732,447	—	—	3,732,447
Containers & Packaging	2,256,307	471,513	—	2,727,820
Distributors	1,013,833	206,716	—	1,220,549
Diversified Consumer Services	—	193,749	—	193,749
Diversified Financial Services	10,976,496	5,950,318	—	16,926,814
Diversified Telecommunication Services	8,183,481	16,463,071	—	24,646,552
Electric Utilities	13,714,399	14,935,842	—	28,650,241
Electrical Equipment	3,497,649	12,520,211	—	16,017,860
Electronic Equipment, Instruments & Components	4,242,516	11,123,498	—	15,366,014
Energy Equipment & Services	2,294,295	341,381	—	2,635,676
Entertainment	10,131,631	5,945,276	—	16,076,907
Equity Real Estate Investment Trusts	114,181,263	41,975,396	—	156,156,659
Food & Staples Retailing	10,676,477	10,662,869	—	21,339,346
Food Products	7,934,560	28,019,727	—	35,954,287
Gas Utilities	333,273	3,222,592	—	3,555,865
Health Care Equipment & Supplies	19,292,759	14,522,673	—	33,815,432
Health Care Providers & Services	24,744,886	2,635,636	0	27,380,522
Health Care Technology	—	719,733	—	719,733
Hotels, Restaurants & Leisure	13,257,167	10,182,404	—	23,439,571
Household Durables	2,213,884	9,799,185	—	12,013,069
Household Products	10,921,428	5,071,696	—	15,993,124
Independent Power and Renewable Electricity Producers	307,502	2,019,895	—	2,327,397
Industrial Conglomerates	5,775,844	11,525,067	—	17,300,911
Insurance	15,662,608	40,438,407	—	56,101,015
Interactive Media & Services	36,994,196	1,781,063	—	38,775,259
Internet & Direct Marketing Retail	21,183,561	4,298,835	—	25,482,396
IT Services	31,046,310	11,436,670	—	42,482,980
Leisure Products	233,030	1,837,441	—	2,070,471
Life Sciences Tools & Services	13,247,834	4,090,291	—	17,338,125
Machinery	10,934,702	21,661,676	—	32,596,378
Marine	224,579	3,200,701	—	3,425,280
Media	6,573,525	3,333,569	—	9,907,094
Metals & Mining	2,610,946	26,628,420	—	29,239,366
Multi-Utilities	6,752,162	5,775,013	—	12,527,175
Multiline Retail	3,503,598	2,744,192	—	6,247,790
Oil, Gas & Consumable Fuels	28,688,658	36,094,415	—	64,783,073
Paper & Forest Products	—	2,835,033	—	2,835,033
Personal Products	1,299,326	14,268,872	—	15,568,198
Pharmaceuticals	34,249,981	76,486,037	—	110,736,018
Professional Services	2,135,447	12,107,610	—	14,243,057
Real Estate Management & Development	957,838	32,224,516	—	33,182,354
Road & Rail	6,561,144	5,155,764	—	11,716,908
Semiconductors & Semiconductor Equipment	36,452,621	20,563,626	—	57,016,247
Software	64,042,077	9,846,092	—	73,888,169
Specialty Retail	14,748,606	5,155,209	—	19,903,815
Technology Hardware, Storage & Peripherals	48,390,680	3,610,854	—	52,001,534
Textiles, Apparel & Luxury Goods	3,531,774	23,517,709	—	27,049,483
Tobacco	5,031,192	8,525,414	—	13,556,606
Trading Companies & Distributors	1,760,423	12,196,740	—	13,957,163
Transportation Infrastructure	—	3,905,471	—	3,905,471
Water Utilities	592,848	936,701	—	1,529,549

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-29

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Wireless Telecommunication Services	$1,734,086	$10,064,331	$—	$11,798,417
Total Common Stocks	803,761,818	818,441,782	0	1,622,203,600
Total U.S. Treasury & Government Agencies*	—	960,258,238	—	960,258,238
Total Foreign Government*	—	268,663,260	—	268,663,260
Total Preferred Stocks*	—	3,307,477	—	3,307,477
Total Mutual Funds*	430,955	—	—	430,955
Total Short-Term Investment*	—	117,362,413	—	117,362,413
Total Securities Lending Reinvestments*	—	184,132,776	—	184,132,776
Total Investments	$804,192,773	$2,352,165,946	$0	$3,156,358,719

Collateral for Securities Loaned (Liability)	$—	$(184,125,759)	$—	$(184,125,759)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$20,054,694	$—	$20,054,694
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(10,853,868)	—	(10,853,868)
Total Forward Contracts	$—	$9,200,826	$—	$9,200,826
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$8,109,503	$—	$—	$8,109,503
Futures Contracts (Unrealized Depreciation)	(15,557,663)	—	—	(15,557,663)
Total Futures Contracts	$(7,448,160)	$—	$—	$(7,448,160)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$9,223,369	$—	$9,223,369
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$81,912	$—	$81,912
OTC Swap Contracts at Value (Liabilities)	—	(6,743,696)	—	(6,743,696)
Total OTC Swap Contracts	$—	$(6,661,784)	$—	$(6,661,784)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2022 is not presented.

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-30

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets
Investments at value (a) (b)	$3,155,391,565
Affiliated investments at value (c)	967,154
Cash	24,041,752
Cash denominated in foreign currencies (d)	13,581,082
Cash collateral for OTC swap contracts	3,700,000
OTC swap contracts at market value	81,912
Unrealized appreciation on forward foreign currency exchange contracts	20,054,694
Receivable for:
Investments sold	22,566,959
Dividends and interest	11,799,057
Variation margin on futures contracts	964,034
Variation margin on centrally cleared swap contracts	6,653,618

Total Assets	3,259,801,827
Liabilities
OTC swap contracts at market value	6,743,696
Unrealized depreciation on forward foreign currency exchange contracts	10,853,868
Collateral for securities loaned	184,125,759
Payables for:
Investments purchased	20,923,187
Fund shares redeemed	937,510
Interest on OTC swap contracts	4,109
Accrued Expenses:
Management fees	1,532,633
Distribution and service fees	633,162
Deferred trustees’ fees	153,613
Other expenses	819,793

Total Liabilities	226,727,330

Net Assets	$3,033,074,497

Net Assets Consist of:
Paid in surplus	$2,874,540,233
Distributable earnings (Accumulated losses)	158,534,264

Net Assets	$3,033,074,497

Net Assets
Class B	$3,033,074,497
Capital Shares Outstanding*
Class B	329,975,119
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$9.19

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $2,902,124,830.
(b)	Includes securities loaned at value of $189,103,226.
(c)	Identified cost of affiliated investments was $655,901.
(d)	Identified cost of cash denominated in foreign currencies was $12,701,041.

Consolidated§ Statement of Operations

Six Months Ended June 30, 2022 (Unaudited)

Investment Income
Dividends (a)	$27,835,103
Dividends from affiliated investments	16,215
Interest	12,738,931
Securities lending income	350,720

Total investment income	40,940,969
Expenses
Management fees	10,515,095
Administration fees	77,261
Custodian and accounting fees	313,183
Distribution and service fees—Class B	4,277,979
Audit and tax services	49,692
Legal	23,164
Shareholder reporting	34,485
Insurance	13,814
Miscellaneous (b)	41,455

Total expenses	15,346,128
Less management fee waiver	(209,994)

Net expenses	15,136,134

Net Investment Income	25,804,835

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	45,048,686
Affiliated investments	90,169
Futures contracts	(26,722,971)
Swap contracts	(105,411,919)
Foreign currency transactions	(1,794,608)
Forward foreign currency transactions	29,729,634

Net realized gain (loss)	(59,061,009)

Net change in unrealized appreciation (depreciation) on:
Investments	(670,154,106)
Affiliated investments	(66,898)
Futures contracts	(11,745,074)
Swap contracts	1,208,698
Foreign currency transactions	(196,076)
Forward foreign currency transactions	1,204,597

Net change in unrealized appreciation (depreciation)	(679,748,859)

Net realized and unrealized gain (loss)	(738,809,868)

Net Increase (Decrease) in Net Assets From Operations	$(713,005,033)

(a)	Net of foreign withholding taxes of $2,105,788.
(b)	Includes $19,894 in Trustees’ fees and expenses and $21,639 in deferred Trustee compensation losses.

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-31

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$25,804,835	$43,289,361
Net realized gain (loss)	(59,061,009)	307,369,568
Net change in unrealized appreciation (depreciation)	(679,748,859)	7,588,536

Increase (decrease) in net assets from operations	(713,005,033)	358,247,465

From Distributions to Shareholders
Class B	(364,889,383)	(237,856,544)

Total distributions	(364,889,383)	(237,856,544)

Increase (decrease) in net assets from capital share transactions	176,259,654	(279,608,197)

Total increase (decrease) in net assets	(901,634,762)	(159,217,276)

Net Assets
Beginning of period	3,934,709,259	4,093,926,535

End of period	$3,033,074,497	$3,934,709,259

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Value	Shares	Value
Class B
Sales	156,455	$1,793,743	406,238	$5,145,782
Reinvestments	39,922,252	364,889,383	19,244,057	237,856,544
Redemptions	(16,677,792)	(190,423,472)	(41,346,895)	(522,610,523)

Net increase (decrease)	23,400,915	$176,259,654	(21,696,600)	$(279,608,197)

Increase (decrease) derived from capital shares transactions		$176,259,654		$(279,608,197)

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-32

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Financial Highlights

Selected per share data
	Class B
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$12.83		$12.47	$12.78	$11.44	$12.56	$11.21

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.09		0.14	0.14	0.19	0.19	0.16
Net realized and unrealized gain (loss)	(2.48)		0.99	0.53	1.84	(1.06)	1.37

Total income (loss) from investment operations	(2.39)		1.13	0.67	2.03	(0.87)	1.53

Less Distributions
Distributions from net investment income	(0.47)		(0.03)	(0.22)	(0.44)	(0.20)	(0.18)
Distributions from net realized capital gains	(0.78)		(0.74)	(0.76)	(0.25)	(0.05)	0.00

Total distributions	(1.25)		(0.77)	(0.98)	(0.69)	(0.25)	(0.18)

Net Asset Value, End of Period	$9.19		$12.83	$12.47	$12.78	$11.44	$12.56

Total Return (%) (b)	(18.57	)(c)	9.28	6.09	18.07	(6.97)	13.62

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.90	(d)	0.89	0.90	0.89	0.89	0.89
Net ratio of expenses to average net assets (%) (e)	0.88	(d)	0.88	0.88	0.88	0.87	0.87
Ratio of net investment income (loss) to average net assets (%)	1.51	(d)	1.08	1.13	1.58	1.54	1.32
Portfolio turnover rate (%)	7	(c)	17	18	22	20	30
Net assets, end of period (in millions)	$3,033.1		$3,934.7	$4,093.9	$4,370.6	$4,209.3	$5,092.2

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 7 of the Notes to Consolidated Financial Statements).

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-33

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2022 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-four series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is AB Global Dynamic Allocation Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class B shares are currently offered by the Portfolio.

2. Consolidation of Subsidiary—AllianceBernstein Global Dynamic Allocation Portfolio, Ltd.

The Portfolio may invest up to 10% of its total assets in the AllianceBernstein Global Dynamic Allocation Portfolio, Ltd. which is a wholly-owned and controlled subsidiary of the Portfolio that is organized under the laws of the Cayman Islands as an exempted company (the “Subsidiary”). The Portfolio invests in the Subsidiary in order to gain exposure to the commodities market within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies. Under Treasury regulations, subpart F income, if any, realized by a wholly-owned non-U.S. subsidiary (such as the Subsidiary) of the Portfolio and included in the Portfolio’s annual income for U.S. federal income purposes, will constitute qualifying income to the extent it is either (i) timely and currently repatriated or (ii) derived with respect to the Portfolio’s business of investing in stock, securities or currencies.

The Subsidiary invests primarily in commodity futures and swaps on commodity futures, but it may also invest in other commodity related instruments and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. Unlike the Portfolio, the Subsidiary may invest without limitation in commodity-linked derivatives; however, the Subsidiary complies with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Portfolio’s transactions in derivatives. In addition, the Portfolio and the Subsidiary will be subject to the Portfolio’s fundamental investment restrictions and compliance policies and procedures on a consolidated basis.

By investing in the Subsidiary, the Portfolio is exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are subject to commodities risk. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. The Portfolio, however, wholly owns and controls the Subsidiary, and the Portfolio and Subsidiary are both managed by AllianceBernstein L.P. (the “Subadviser”), making it unlikely that the Subsidiary will take action contrary to the interests of the Portfolio and its shareholders. Changes in the laws of the United States and/or Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in the Portfolio’s prospectus and could adversely affect the Portfolio. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Portfolio shareholders would likely suffer decreased investment returns.

The Consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and the Financial Highlights of the Portfolio include the accounts of the Subsidiary. As of June 30, 2022, the Portfolio held $21,149,561 in the Subsidiary, representing 0.6% of the Portfolio’s total assets. All inter-company accounts and transactions have been eliminated in consolidation for the Portfolio. The Subsidiary has a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.

3. Significant Accounting Policies

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these consolidated financial statements, management has evaluated events and transactions subsequent to June 30, 2022 through the date the consolidated financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its consolidated financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for

BHFTI-34

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2022—(Continued)

a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from third-party pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage- and asset-backed securities are generally valued based upon evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued in reference to similar instruments traded on active markets are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded OTC are generally valued based upon interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

BHFTI-35

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2022—(Continued)

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including, but not limited to, the overnight index swap rate, London Interbank Offered Rate (“LIBOR”) forward rate or other interest rates, yield curves or credit spreads to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

In December 2020, the Securities and Exchange Commission adopted Rule 2a-5, Good Faith Determinations of Fair Value, under the 1940 Act, which is intended to address valuation practices and the role of the board of directors with respect to the fair value of the investments of a registered investment company. Among other things, Rule 2a-5 will permit the Portfolio’s Board to designate the Portfolio’s primary investment adviser to perform the Portfolio’s fair value determinations, which will be subject to the Board’s oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the investment adviser’s fair value determinations. Compliance with Rule 2a-5 will be required beginning in September 2022. The Portfolio’s valuation policies and related practices may be impacted as the Portfolio comes into compliance with Rule 2a-5.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

In consideration of recent decisions rendered by European courts, the Portfolio has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (“EU”) countries. These filings are subject to various administrative and judicial proceedings within these countries. During the six months ended June 30, 2022, the Portfolio received EU tax reclaim payments in the amount of $110,611 that were not previously accrued for due to uncertainty of collectability. Such amount is included in dividends on the Consolidated Statement of Operations. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference

BHFTI-36

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2022—(Continued)

between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid in surplus. Book-tax differences are primarily due to controlled foreign corporation adjustments. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed. As of June 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2022, the Portfolio had direct investments in repurchase agreements with a gross value of $117,362,413. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $77,143,210. The combined value of all repurchase agreements is included as part of investments at value on the Consolidated Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2022.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur, any interest earned, and any dividends declared during the term of the loan, would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio generally receives cash, U.S. Government securities, letters of credit, or other collateral deemed appropriate by the Adviser. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, including repurchase agreements with respect to equity securities, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Consolidated Schedule of Investments and the valuation techniques are described in Note 3. The value of the securities on loan may change each business day. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2022 is reflected as securities lending income on the Consolidated Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2022 are disclosed in the footnotes to the Consolidated Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2022.

BHFTI-37

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2022—(Continued)

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.

	Remaining Contractual Maturity of the Agreements As of June 30, 2022
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(45,498,676)	$—	$—	$—	$(45,498,676)
Mutual Funds	(25,464)	—	—	—	(25,464)
U.S. Treasury & Government Agencies	(138,601,619)	—	—	—	(138,601,619)
Total Borrowings	$(184,125,759)	$—	$—	$—	$(184,125,759)
Gross amount of recognized liabilities for securities lending transactions					$(184,125,759)

4. Investments in Derivative Instruments

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed-upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the valuation date, is included in the Consolidated Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Consolidated Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Consolidated Statement of Assets and Liabilities. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Portfolio may also experience losses even when such contracts are used for hedging purposes. The Portfolio’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Futures Contracts - The Portfolio may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign currency exchange rates in the normal course of pursuing its investment objective. During the period, the Portfolio’s investment in equity and interest rate futures were used for both hedging and investment exposure purposes. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Consolidated Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Consolidated Statement of Operations. When the contract is closed or expires, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. If futures contracts are exchange-traded, the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default. For OTC futures, the Portfolio’s ability to terminate the positions may be more limited than in the case of exchange-traded positions and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

BHFTI-38

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2022—(Continued)

Commodity Futures Contracts and Swaps on Commodity Futures Contracts - The Subsidiary will invest primarily in commodity futures and swaps on commodity futures. Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity.

Options Contracts - An option contract purchased by the Portfolio gives the Portfolio the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by the Portfolio give the holder the right to buy the underlying instrument from the Portfolio at a fixed exercise price; put options written by the Portfolio give the holder the right to sell the underlying instrument to the Portfolio at a fixed exercise price.

The Portfolio may use options to hedge against changes in values of securities the Portfolio owns or expects to purchase, to maintain investment exposure to a target asset class or to enhance return. Writing puts or buying calls tend to increase the Portfolio’s exposure to the underlying instrument and writing calls or buying puts tends to decrease the Portfolio’s exposure to the underlying instrument, and can be used to hedge other Portfolio investments. For options used to hedge the Portfolio’s investments, the potential risk to the Portfolio is that the change in value of options contracts may not correspond perfectly to the change in value of the hedged instruments. The Portfolio also bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Portfolio may not be able to enter into a closing transaction due to an illiquid market. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of purchased options is typically the premium initially paid for the option plus any unrealized gains.

The main risk associated with purchasing an option is that the option expires without being exercised. In this case, the option is worthless when it expires and the premium paid for the option is considered a realized loss. The risk associated with writing a call option is that the Portfolio may forgo the opportunity for a profit if the market value of the underlying instrument increases and the option is exercised, requiring the Portfolio to sell the underlying instrument at a price below its market value. When the Portfolio writes a call option on a security it does not own, its exposure on such an option is theoretically unlimited. The risk in writing a put option is that the Portfolio may incur a loss if the market value of the underlying instrument decreases and the option is exercised, requiring the Portfolio to purchase the underlying instrument at a price above its market value. In addition, the Portfolio risks not being able to enter into a closing transaction for the written option as the result of an illiquid market for the option.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid for the call option.

The premium received by the Portfolio for a written option is recorded as an asset and an equivalent liability. The liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires without being exercised or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Portfolio realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received by the Portfolio is offset against the amount paid for the purchase of the underlying instrument.

Swap Agreements - The Portfolio may enter into swap agreements in which the Portfolio and a counterparty agree to either make periodic net payments on a specified notional amount or net payment upon termination. Swap agreements are either privately negotiated in the OTC market (“OTC swaps”) or executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The Portfolio may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash may be paid or received, as applicable, by the Portfolio as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Portfolio as collateral for swap contracts are identified in the Consolidated Schedule of Investments and restricted cash, if any, is reflected on the Consolidated Statement of Assets and Liabilities.

Centrally Cleared Swaps: Clearinghouses currently offer clearing derivative transactions which include interest rate and credit derivatives. In a cleared derivative transaction, a Portfolio typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Portfolio’s exposure to the credit risk of the original counterparty. The Portfolio typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Portfolio would be required to post in an uncleared derivative transaction.

BHFTI-39

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2022—(Continued)

Swap agreements are marked-to-market daily. The fair value of an OTC swap is reflected on the Consolidated Statement of Assets and Liabilities. The changes in value, if any, are reflected as a component of net change in unrealized appreciation/depreciation on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for variation margin on the Consolidated Statement of Assets and Liabilities and as a component of unrealized appreciation/depreciation on the Consolidated Statement of Operations. Upfront payments paid or received upon entering into the swap agreement compensate for differences between the stated terms of the swap agreement and prevailing market conditions (such as credit spreads, currency exchange rates, interest rates, and other relevant factors). Upon termination or maturity of the swap, upfront premiums are recorded as realized gains or losses on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Consolidated Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Consolidated Statement of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit, and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Portfolio may enter into swap transactions with counterparties in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to cover the Portfolio’s exposure to the counterparty. Counterparty risk related to centrally cleared swaps is mitigated due to the protection against defaults provided by the exchange on which these contracts trade.

Credit Default Swaps: The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers, or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed. Credit default swaps involve one party making a stream of payments (referred to as the buyer of protection) to another party (referred to as the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index. A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, write-down, principal shortfall or interest shortfall. As the seller of protection, if an underlying credit event occurs, the Portfolio will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation (or underlying securities comprising the referenced index), or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation (or underlying securities comprising the referenced index). In return, the Portfolio would receive from the counterparty an upfront or periodic stream of payments throughout the life of the credit default swap agreement provided that no credit event has occurred. As the seller of protection, the Portfolio will effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the credit default swap.

The Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio. This would involve the risk that the investment may be worthless when it expires and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk, whereby the seller may fail to satisfy its payment obligations to the Portfolio in the event of a default. As the buyer of protection, if an underlying credit event occurs, the Portfolio will either receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation (or underlying securities comprising the referenced index), or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation (or underlying securities comprising the referenced index). If no credit event occurs and the Portfolio is a buyer of protection, the Portfolio will typically recover nothing under the credit default swap agreement, but it will have had to pay the required upfront payment or stream of continuing payments under the credit default swap agreement. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted obligation.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. An index credit default swap references all the names in the index, and if there is a credit event involving an entity in the index, the credit event is settled based on that entity’s weight in the index. A Portfolio may use credit default swaps on credit indices as a hedge for credit default swaps or bonds held in the portfolio, which is less

BHFTI-40

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2022—(Continued)

expensive than it would be to buy many individual credit default swaps to achieve similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and may be used to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on a credit index or corporate or sovereign issuer, serve as some indication of the status of the payment/performance risk and the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity or index also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Wider credit spreads generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the particular swap agreement. When no implied credit spread is available for a credit default swap, the current unrealized appreciation/depreciation on the position may be used as an indicator of the current status of the payment/performance risk.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2022, for which the Portfolio is the seller of protection, are disclosed in the Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swaps: The Portfolio may enter into interest rate swaps to manage its exposure to interest rates or to protect against currency fluctuations, to adjust its interest rate sensitivity (duration), to preserve a return or spread on a particular investment, or otherwise as a substitute for a direct investment in debt securities. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Other forms of interest rate swap agreements may include: (1) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; (2) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; (3) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels; and (4) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.

Total Return Swaps: The Portfolio may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. When the Portfolio pays interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the Portfolio may be required to pay the change in value to the counterparty in addition to the interest payment; conversely, when the Portfolio receives interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the Portfolio may receive the change in value in addition to the interest payment. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying asset increases and receives payment from the other party if the value of the underlying asset decreases.

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The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2022 by category of risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Unrealized appreciation on centrally cleared swap contracts (a) (b)	$9,223,369
	Unrealized appreciation on futures contracts (b) (c)	3,135,022	Unrealized depreciation on futures contracts (b) (c)	$126,554
Equity	OTC swap contracts at market value	81,912	OTC swap contracts at market value	165,852
	Unrealized appreciation on futures contracts (b) (c)	4,974,481	Unrealized depreciation on futures contracts (b) (c)	15,431,109
Commodity			OTC swap contracts at market value (d)	6,577,844
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	20,054,694	Unrealized depreciation on forward foreign currency exchange contracts	10,853,868

Total		$37,469,478		$33,155,227

(a)	Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Consolidated Schedule of Investments. Only the variation margin is reported within the Consolidated Statement of Assets and Liabilities.
(b)	Financial instrument not subject to a master netting agreement.
(c)	Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedule of Investments. Only the current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.
(d)	Excludes OTC swap interest payable of $4,109.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Consolidated Statement of Assets and Liabilities to enable users of the consolidated financial statements to evaluate the effect or potential effect of netting arrangements on its consolidated financial position for recognized assets and liabilities.

The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2022.

Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Bank of America N.A.	$3,999,435	$(1,270,846)	$—	$2,728,589
Barclays Bank plc	925,349	—	—	925,349
BNP Paribas S.A.	22,098	(22,098)	—	—
Citibank N.A.	14,774	(14,774)	—	—
Deutsche Bank AG	1,716,376	(24,767)	—	1,691,609
Goldman Sachs Bank USA	5,072,082	(5,094)	—	5,066,988
HSBC Bank USA	2,879,343	(2,879,343)	—	—
JPMorgan Chase Bank N.A.	626,089	(626,089)	—	—
Morgan Stanley & Co.	81,912	(81,912)	—	—
Morgan Stanley & Co. International plc	4,003,601	(688,987)	—	3,314,614
State Street Bank and Trust Co.	550,643	(69,869)	—	480,774
UBS AG	244,904	(244,904)	—	—

	$20,136,606	$(5,928,683)	$—	$14,207,923

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The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2022.

Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Bank of America N.A.	$1,270,846	$(1,270,846)	$—	$—
BNP Paribas S.A.	31,757	(22,098)	—	9,659
Citibank N.A.	427,391	(14,774)	—	412,617
Deutsche Bank AG	24,767	(24,767)	—	—
Goldman Sachs Bank USA	5,094	(5,094)	—	—
HSBC Bank USA	5,938,238	(2,879,343)	—	3,058,895
JPMorgan Chase Bank N.A.	996,996	(626,089)	—	370,907
Morgan Stanley & Co.	6,743,696	(81,912)	(3,700,000)	2,961,784
Morgan Stanley & Co. International plc	688,987	(688,987)	—	—
NatWest Markets plc	31,849	—	—	31,849
State Street Bank and Trust Co.	69,869	(69,869)	—	—
UBS AG	1,368,074	(244,904)	—	1,123,170

	$17,597,564	$(5,928,683)	$(3,700,000)	$7,968,881

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

The following tables summarize the effect of derivative instruments on the Consolidated Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2022:

Consolidated Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Equity	Commodity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$—	$29,729,634	$29,729,634
Futures contracts	18,450,640	(45,173,611)	—	—	(26,722,971)
Swap contracts	(121,355,538)	2,497,680	13,445,939	—	(105,411,919)

	$(102,904,898)	$(42,675,931)	$13,445,939	$29,729,634	$(102,405,256)

Consolidated Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Equity	Commodity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$—	$1,204,597	$1,204,597
Futures contracts	3,035,400	(14,780,474)	—	—	(11,745,074)
Swap contracts	9,651,326	(428,111)	(8,014,517)	—	1,208,698

	$12,686,726	$(15,208,585)	$(8,014,517)	$1,204,597	$(9,331,779)

For the six months ended June 30, 2022, the average notional par or face amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$1,376,409,756
Futures contracts long	274,230,544
Futures contracts short	(494,394,092)
Swap contracts	943,603,314

‡	Averages are based on activity levels during the period for which the amounts are outstanding.

5. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the COVID-19 pandemic. These events may also adversely affect the liquidity of securities held by the Portfolio.

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In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The COVID-19 pandemic has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this pandemic, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. At this time, it is still not possible to estimate the severity or duration of the COVID-19 pandemic, including the severity, duration and frequency of any additional “waves” or emerging variants of COVID-19. It is also still not possible to estimate the duration or frequency of the utilization of any therapeutic treatments and vaccines for COVID-19 or variants thereof. It is likewise still not possible to predict or estimate the longer-term effects of the COVID-19 pandemic, or any actions taken to contain or address the pandemic, on the Portfolios, the financial markets, and economy at large. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

In late February 2022, Russian military forces invaded Ukraine, significantly amplifying already existing geopolitical tensions among Russia, Ukraine, Europe, NATO, and the West. Russia’s invasion, the responses of countries and political bodies to Russia’s actions, and the potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities such as oil and natural gas. Following Russia’s actions, various countries, including the U.S., Canada, the United Kingdom, Germany, and France, as well as the European Union, issued broad-ranging economic sanctions against Russia. Sanctions threatened or imposed by these jurisdictions, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or the Portfolio. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Portfolio. Sanctions, or the threat of new or modified sanctions, could impair the ability of the Portfolio to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Portfolio, even if the Portfolio does not have direct exposure to securities of Russian issuers.

Commodities Risk: Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the consolidated financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (e.g., futures contracts and exchange-traded options), while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options).

For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar master agreement, the collateral requirements are netted across all transactions traded under such agreement and one

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amount is posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Portfolio the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to such counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Consolidated Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Consolidated Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Consolidated Schedule of Investments.

Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency, which is segregated at a broker account registered with the Commodities Futures Trading Commission, or the applicable regulator. In a cleared derivative transaction, the Portfolio’s counterparty is a clearinghouse rather than a bank or broker. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

Foreign Investment Risk: The investments by the Portfolio in foreign securities, whether direct or indirect, involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation, unexpected market closures or other political, social or economic developments, such as the imposition of economic sanctions against one or more countries, organizations, entities and/or individuals, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, which is the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In 2017, the UK Financial Conduct Authority (FCA) announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. dollar LIBOR and the Sterling Overnight Interbank Average Rate for GBP LIBOR). Various financial industry groups have been planning for the transition away from LIBOR and markets are developing in response to these new rates, but there are concerns around liquidity of the new rates and obstacles to converting certain securities and transactions to new rates. Neither the effect of the transition process nor its ultimate success can yet be known. The transition away from and eventual elimination of LIBOR may adversely affect the interest rates on, and liquidity and value of, certain assets and liabilities of the Portfolio that are tied to LIBOR. These may include bank loans, floating rate securities, structured securities (including asset-backed and mortgage-backed securities), other debt securities, derivatives, and financing transactions tied to LIBOR, particularly insofar as the documentation governing such instruments does not include “fall back” provisions addressing the transition from LIBOR. The effect of any changes to, or discontinuation of, LIBOR on the Portfolio will vary depending on, among other things (1) existing fallback or termination provisions in individual contracts and (2) the extent to which industry participants adopt new

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reference rates and fallbacks for both legacy and new products and instruments. The Subadviser may have discretion to determine a successor or substitute reference rate, including any price or other adjustments to account for differences between the successor or substitute reference rate and previous rate. Such successor or substitute reference rate and any adjustments selected may negatively impact the Portfolio’s investments, performance or financial condition, and may expose the Portfolio to additional tax, accounting and regulatory risks. The transition away from LIBOR may affect the value, liquidity or return on certain Portfolio investments and may result in costs incurred in connection with closing out positions and entering into new trades, adversely impacting the Portfolio’s overall financial condition or results of operations. It is difficult to predict the full impact of the transition away from LIBOR and the adoption of alternative reference rates on the Portfolio.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

6. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2022 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$119,058,561	$129,618,591	$258,676,509	$306,314,859

7. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2022	% per annum	Average Daily Net Assets
$10,515,095	0.700%	First $250 million
	0.650%	$250 million to $500 million
	0.625%	$500 million to $1 billion
	0.600%	Over $1 billion

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. The Subadviser is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, the Adviser has agreed, for the period April 29, 2022 to April 30, 2023, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.025%	$500 million to $1 billion
0.020%	$2 billion to $3.5 billion
0.030%	$3.5 billion to $5 billion
0.040%	Over $5 billion

An identical agreement was in place for the period April 30, 2021 to April 29, 2022. Amounts waived for the six months ended June 30, 2022 are shown as a management fee waiver in the Consolidated Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and

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Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2022 are shown as Distribution and service fees in the Consolidated Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. During the six months ended June 30, 2022, deferred compensation losses exceeded accrued Trustees’ fees and expenses. As such, changes in the value of participants’ deferral accounts in excess of the Trustees’ fees and expenses are reflected as a component of Miscellaneous expenses in the Consolidated Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Consolidated Statement of Assets and Liabilities.

8. Transactions in Securities of Affiliated Issuers

A summary of the Portfolio’s transactions in the securities of affiliated issuers during the six months ended June 30, 2022 is as follows:

Security Description	Market Value December 31, 2021	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2022	Income earned from affiliates during the period	Number of shares held at June 30, 2022
MetLife, Inc.	$1,108,323	$—	$(164,440)	$90,169	$(66,898)	$967,154	$16,215	15,403

9. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

10. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2022 was as follows:

Cost basis of investments	$2,956,040,729

Gross unrealized appreciation	595,436,820
Gross unrealized (depreciation)	(390,218,037)

Net unrealized appreciation (depreciation)	$205,218,783

The tax character of distributions paid for the years ended December 31, 2021 and 2020 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2021	2020	2021	2020	2021	2020
$44,907,811	$133,046,200	$192,948,733	$185,487,766	$237,856,544	$318,533,966

As of December 31, 2021, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation (Depreciation)	Accumulated Capital Losses	Total
$136,329,513	$228,045,238	$872,229,570	$—	$1,236,604,321

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Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2022—(Continued)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2021, the Portfolio had no accumulated capital losses.

11. Recent Accounting Pronouncement

In January 2021, the FASB issued Accounting Standards Update No. 2021-01 (“ASU 2021-01”), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, as regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective through December 31, 2022, for all entities. The expedients and exceptions provided by the amendments do not apply to contract modifications and hedging relationships entered into or evaluated after December 31, 2022, except for hedging transactions as of December 31, 2022, that an entity has elected certain optional expedients for and that are retained through the end of the hedging relationship. Management expects that the adoption of the guidance will not have a material impact on the Portfolio’s financial statements.

BHFTI-48

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

For the period April 1, 2021 through March 31, 2022, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-49

Brighthouse Funds Trust I

AB International Bond Portfolio

Managed by AllianceBernstein L.P.

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2022, the Class A and B shares of the AB International Bond Portfolio returned -14.70% and -14.76%, respectively. The Portfolio’s benchmark, the Bloomberg Aggregate ex-U.S. (USD Hedged) Index¹, returned -7.9%. The Portfolio’s Custom Benchmark2 returned -13.00% over the same period.

MARKET ENVIRONMENT / CONDITIONS

In the first half of 2022, the Russian invasion of Ukraine dominated global headlines. Many developed market (“DM”) central banks aggressively hiked interest rates and gave clear forward guidance for further interest rate increases to combat high and persistent inflation. The Federal Reserve raised short-term interest rates three times during the period to a range of 1.50% to 1.75% at period end.

The global economic outlook darkened over this period. As inflation remained persistently high, central bankers responded with aggressively tighter monetary policy.

In the first half of the year inflation ran at the fastest pace in four decades. The U.S. Consumer Price Index reached 9.1% year over year in June. Brent crude oil finished the month of June at $114 per barrel, up 47% from the end of 2021. In the first half of the year, DM government yields rose significantly. The benchmark U.S. 10-year yield began the year at 1.51%, rising as high as 3.47% in the beginning of June before settling at 3.01% by the end of the period, rising 150 basis points year to date year to date.

The U.S. yield curve flattened considerably with short duration bond yields moving higher more quickly than longer duration bond yields. As government bond yields have moved higher, corporate bonds have had negative returns YTD with U.S. investment-grade (“IG”) corporate bonds returning -14.39% in absolute terms and underperforming similar duration (sensitivity of price of a bond to changes in interest rates) government bonds by -3.45%. U.S. high-yield (“HY”) bonds underperformed as well in first half of the year, returning -14.19% in absolute terms and underperforming similar duration government bonds by -8.44% year to date. The U.S. dollar has been mixed, as it has weakened against the Russian ruble, Brazilian real, and Mexican peso, while it strengthened against all other major currencies including the British pound, the euro, and Canadian dollar, amongst others.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The AB International Bond Portfolio posted negative absolute returns and underperformed its custom benchmark for the six-month period ending June 30, 2022.

During the period, sector allocation and security selection were the primary drivers of relative underperformance. DM duration positioning also detracted from relative returns. The Portfolio’s overweight to emerging market (“EM”) HY corporate and EM IG corporate bonds detracted, as did our overweight to EM HY sovereign bonds. The largest contributor to relative returns was the Portfolio’s underweight allocation to EM IG sovereigns, while our overweight allocation to quasi-sovereign bonds also contributed. U.S. securitized exposure to Commercial Mortgage-Backed securities (“CMBS”) contributed to relative performance. Exposure to DM IG and HY corporate bonds have significantly detracted year to date as credit spreads have widened (increase in the gap between interest rates on corporate bonds and government bonds). The Portfolio was also overweight to DM treasury and sovereign bonds which detracted as global central banks raised interest rates. Year to date the Portfolio has been overweight to Australian and U.S. duration which has detracted. Underweight allocations to Europe and the United Kingdom contributed to relative performance.

During the period, the Portfolio held a longer than benchmark duration position, although the Portfolio ended June relatively in line with its custom benchmark. The Portfolio finished the first half of 2022 with an overweight allocation to DM duration and underweight in EM duration relative to the custom benchmark. Within the global developed market allocation, the Portfolio’s largest overweight duration positions are in the U.S. and Australia. The Portfolio’s most significant DM underweights are the United Kingdom and across Europe.

The Portfolio was overweight DM government bonds, with a tilt towards risk assets. The Portfolio held securitized positions including CMBS, credit risk transfer securities, and collateralized loan obligations. The Portfolio had a modestly overweight allocation to DM IG corporate bonds and shifted from a modest underweight to modest overweight allocation to DM HY corporate bonds in the second quarter. Within the EM portion of the Portfolio, during the period, we reduced exposure particularly to DM sovereigns as we preferred hard currency (safe-haven currency) EM corporate bonds.

BHFTI-1

Brighthouse Funds Trust I

AB International Bond Portfolio

Managed by AllianceBernstein L.P.

Portfolio Manager Commentary*—(Continued)

Although we use primarily cash bonds within our strategy, we employ derivatives at times because they provide us flexibility in implementing portfolio strategies. The key alpha-generating strategies we use in this Portfolio—duration/yield curve positioning, sector allocation, security selection, and currency management—can be implemented in either the cash bond markets or in the derivatives market. At times, it is more efficient and cost-effective to implement certain strategies in the derivatives market. The derivatives performed as expected throughout the period.

Christian DiClementi

Scott A. DiMaggio

Matthew S. Sheridan

Portfolio Managers

AllianceBernstein L.P.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The Bloomberg Global Aggregate ex-U.S. Index (USD Hedged) is a measure of global investment grade debt from 24 local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.

2 The Custom Benchmark is a blended index comprised of the Bloomberg Global Aggregate ex-U.S. Index (USD Hedged) (60%) and the JPMorgan EMBI Global Diversified Index (40%). The JPMorgan EMBI Global Diversified Index is comprised of USD-denominated emerging markets sovereign debt. It has a distinct distribution scheme which allows a more even distribution of weights among the countries in the index by only including a specified portion of those countries’ eligible current face amounts of debt outstanding.

BHFTI-2

Brighthouse Funds Trust I

AB International Bond Portfolio

A $10,000 INVESTMENT COMPARED TO THE BLOOMBERG GLOBAL AGGREGATE EX-U.S. (USD HEDGED) INDEX & THE CUSTOM BENCHMARK

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2022

	6 Month	1 Year	Since Inception[1]
AB International Bond Portfolio
Class A	-14.70	-15.43	-2.60
Class B	-14.76	-15.58	-2.81
Bloomberg Global Aggregate ex-U.S. (USD Hedged) Index	-7.90	-7.75	-0.45
Custom Benchmark	-13.00	-13.30	-1.66

1 Inception date of the Class A and Class B shares was 04/29/19. The since inception return of the index is based on the Portfolio’s inception date.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2022

Top Countries

% of Net Assets
United States	16.2
Japan	12.0
Germany	5.9
Australia	5.1
United Kingdom	4.4
Italy	3.4
Canada	3.0
Indonesia	2.6
Mexico	2.3
Austria	1.9

BHFTI-3

Brighthouse Funds Trust I

AB International Bond Portfolio

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2022 through June 30, 2022.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

AB International Bond Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period** January 1, 2022 to June 30, 2022
Class A (a)	Actual	0.58%	$1,000.00	$853.00	$2.66
	Hypothetical*	0.58%	$1,000.00	$1,021.92	$2.91

Class B (a)	Actual	0.83%	$1,000.00	$852.40	$3.81
	Hypothetical*	0.83%	$1,000.00	$1,020.68	$4.16

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 6 of the Notes to Financial Statements.

BHFTI-4

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of June 30, 2022

Foreign Government—55.1% of Net Assets

Security Description	Principal Amount*	Value

Banks—0.2%
Development Bank of Japan, Inc. 0.010%, 10/15/24 (EUR)	828,000	$837,951

Regional Government—0.5%
Japan Finance Organization for Municipalities 0.050%, 02/12/27 (EUR)	1,567,000	1,510,898
Province of Ontario Canada 2.700%, 06/02/29 (CAD)	1,895,000	1,372,741
Province of Quebec Canada 3.650%, 05/20/32 (CAD)	619,000	469,338

		3,352,977

Sovereign—54.4%
Angolan Government International Bonds
9.125%, 11/26/49	2,546,000	1,795,948
9.125%, 11/26/49 (144A)	670,000	472,618
Argentine Republic Government International Bonds
0.500%, 07/09/30 (a)	8,710,888	2,044,302
1.000%, 07/09/29	1,532,610	348,507
1.125%, 07/09/35 (a)	7,212,193	1,553,319
2.000%, 01/09/38 (a)	1,965,508	557,172
Australia Government Bonds
1.000%, 11/21/31 (AUD)	4,005,000	2,184,295
1.250%, 05/21/32 (AUD)	2,694,000	1,489,701
2.750%, 11/21/27 (AUD)	14,529,000	9,703,744
2.750%, 06/21/35 (AUD)	2,852,000	1,762,365
3.000%, 03/21/47 (AUD)	1,419,000	841,675
4.750%, 04/21/27 (AUD)	14,292,000	10,470,324
Bahamas Government International Bond 8.950%, 10/15/32	898,000	617,128
Bahrain Government International Bonds
6.000%, 09/19/44	1,364,000	1,009,005
7.000%, 10/12/28	205,000	203,100
7.375%, 05/14/30 (144A)	712,000	701,804
Brazil Letras do Tesouro Nacional Zero Coupon, 01/01/24 (BRL)	14,260,000	2,253,251
Bundesrepublik Deutschland Bundesanleihe
Zero Coupon, 08/15/31 (EUR)	8,301,000	7,735,493
Zero Coupon, 02/15/32 (EUR)	9,581,000	8,821,202
Zero Coupon, 08/15/50 (EUR)	6,205,000	4,169,026
0.250%, 02/15/29 (EUR)	3,710,000	3,667,420
3.250%, 07/04/42 (EUR)	2,995,000	4,016,417
4.750%, 07/04/34 (EUR)	650,000	927,741
Canada Housing Trust No. 1
1.550%, 12/15/26 (144A) (CAD)	2,680,000	1,921,493
2.100%, 09/15/29 (144A) (CAD)	1,740,000	1,226,165
Canadian Government Bonds
2.000%, 12/01/51 (CAD)	4,190,000	2,533,661
2.250%, 12/01/29 (CAD)	6,070,000	4,438,098
CBB International Sukuk Programme Co. WLL 4.500%, 03/30/27 (144A)	1,049,000	1,006,335
Chile Government International Bond 3.100%, 01/22/61	488,000	329,933
Colombia Government International Bonds
3.250%, 04/22/32 (b)	1,976,000	1,427,830

Sovereign—(Continued)
Colombia Government International Bonds
3.875%, 04/25/27	681,000	601,998
3.875%, 02/15/61	848,000	486,455
5.000%, 06/15/45	1,296,000	866,117
6.125%, 01/18/41	1,296,000	1,014,629
Dominican Republic International Bonds
4.875%, 09/23/32	605,000	465,509
5.500%, 02/22/29 (144A) (b)	1,777,000	1,544,640
5.875%, 01/30/60 (b)	1,864,000	1,270,811
5.950%, 01/25/27	1,102,000	1,052,016
6.500%, 02/15/48	2,313,000	1,746,315
8.625%, 04/20/27	174,000	180,766
Ecuador Government International Bonds
Zero Coupon, 07/31/30 (144A)	711,514	293,797
0.500%, 07/31/40 (144A) (a)	2,169,604	882,801
1.000%, 07/31/35 (144A) (a)	3,232,778	1,558,376
1.000%, 07/31/35 (a)	3,008,195	1,450,115
5.000%, 07/31/30 (144A) (a)	1,709,428	1,100,481
Egypt Government International Bonds
3.875%, 02/16/26 (144A)	1,031,000	751,764
5.625%, 04/16/30 (EUR)	1,145,000	742,243
7.053%, 01/15/32	577,000	374,023
7.300%, 09/30/33 (144A)	676,000	432,491
7.500%, 01/31/27	1,320,000	1,026,406
7.500%, 02/16/61 (144A)	809,000	448,341
8.150%, 11/20/59	202,000	116,441
8.500%, 01/31/47	2,762,000	1,630,409
El Salvador Government International Bonds
5.875%, 01/30/25	692,000	244,664
6.375%, 01/18/27	3,074,000	1,026,777
7.625%, 02/01/41	659,000	205,239
7.650%, 06/15/35	195,000	62,294
8.625%, 02/28/29	569,000	185,803
9.500%, 07/15/52	545,000	178,893
Export-Import Bank of China (The) 4.000%, 11/28/47	2,796,000	2,655,887
French Republic Government Bond OAT 0.500%, 06/25/44 (144A) (EUR)	3,905,000	2,774,133
Gabon Government International Bonds
6.950%, 06/16/25	1,690,000	1,479,595
7.000%, 11/24/31	388,000	282,270
Ghana Government International Bonds
7.625%, 05/16/29	490,000	238,042
7.875%, 02/11/35 (144A)	1,374,000	638,072
7.875%, 02/11/35	400,000	185,756
8.125%, 03/26/32	650,000	312,013
8.625%, 04/07/34 (144A)	1,196,000	575,575
8.627%, 06/16/49	207,000	96,773
8.750%, 03/11/61 (144A)	233,000	109,102
8.950%, 03/26/51	208,000	97,656
Guatemala Government Bonds
4.375%, 06/05/27	3,123,000	2,914,750
4.650%, 10/07/41 (144A)	336,000	244,125
Hungary Government International Bonds
2.125%, 09/22/31	4,037,000	3,114,659
5.250%, 06/16/29 (144A)	498,000	495,958

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of June 30, 2022

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Hungary Government International Bonds
5.500%, 06/16/34 (144A) (b)	1,000,000	$968,800
Indonesia Government International Bonds
1.000%, 07/28/29 (EUR)	520,000	437,514
2.850%, 02/14/30	1,163,000	1,037,950
4.125%, 01/15/25	555,000	552,205
4.200%, 10/15/50	648,000	555,646
4.300%, 03/31/52	359,000	312,113
Indonesia Treasury Bonds
6.500%, 02/15/31 (IDR)	18,816,000,000	1,204,931
7.250%, 02/15/26 (IDR)	36,206,000,000	2,501,088
Ireland Government Bond Zero Coupon, 10/18/31 (EUR)	6,226,000	5,452,947
Italy Buoni Poliennali Del Tesoro
0.250%, 03/15/28 (EUR)	12,375,000	11,339,423
0.450%, 02/15/29 (EUR)	2,030,000	1,823,903
0.950%, 09/15/27 (EUR)	681,000	660,487
1.500%, 04/30/45 (144A) (EUR)	2,198,000	1,585,445
Ivory Coast Government International Bonds
4.875%, 01/30/32 (EUR)	230,000	172,842
5.875%, 10/17/31 (EUR)	410,000	335,478
5.875%, 10/17/31 (144A) (EUR)	460,000	376,390
6.125%, 06/15/33	1,307,000	1,022,414
6.375%, 03/03/28	1,579,000	1,398,204
Jamaica Government International Bonds
7.625%, 07/09/25	570,000	589,591
7.875%, 07/28/45	573,000	600,662
Japan Government Five Year Bonds
0.005%, 09/20/26 (JPY)	1,353,800,000	9,983,277
0.100%, 12/20/23 (JPY)	912,500,000	6,743,071
Japan Government Thirty Year Bonds
0.400%, 12/20/49 (JPY)	554,600,000	3,354,701
0.600%, 09/20/50 (JPY)	447,750,000	2,833,220
1.000%, 03/20/52 (JPY)	143,950,000	1,004,616
Japan Government Twenty Year Bonds
0.400%, 06/20/41 (JPY)	399,400,000	2,700,984
0.500%, 09/20/36 (JPY)	2,321,350,000	16,905,238
0.800%, 03/20/42 (JPY)	192,650,000	1,397,096
Japan Government Two Year Bonds
0.005%, 11/01/23 (JPY)	2,279,250,000	16,819,548
0.005%, 02/01/24 (JPY)	993,700,000	7,332,273
Kenya Government International Bonds
6.875%, 06/24/24	2,046,000	1,711,315
8.250%, 02/28/48	444,000	270,840
Kingdom of Belgium Government Bond 1.450%, 06/22/37 (144A) (EUR)	2,803,000	2,597,429
Korea Treasury Bonds
1.375%, 12/10/29 (KRW)	6,303,790,000	4,124,740
2.375%, 03/10/27 (KRW)	7,289,640,000	5,289,758
2.375%, 12/10/31 (KRW)	6,231,560,000	4,306,418
Lebanon Government International Bonds
6.000%, 01/27/23 (c)	6,653,000	400,511
6.200%, 02/26/25 (c)	461,000	27,752
6.650%, 11/03/28 (c)	2,006,000	120,761
Malaysia Government Bond 4.498%, 04/15/30 (MYR)	7,477,000	1,720,585
Malaysia Wakala Sukuk Bhd 3.075%, 04/28/51	587,000	480,921

Sovereign—(Continued)
Mexico Government International Bonds
3.375%, 02/23/31 (EUR)	1,695,000	1,584,235
3.771%, 05/24/61	1,510,000	977,895
Morocco Government International Bond 2.375%, 12/15/27	1,143,000	921,887
New Zealand Government Bond 2.750%, 04/15/25 (NZD)	854,000	521,690
Nigeria Government International Bonds
6.125%, 09/28/28 (144A)	1,630,000	1,153,225
7.375%, 09/28/33 (144A)	558,000	364,430
7.625%, 11/28/47	2,938,000	1,755,455
7.875%, 02/16/32	1,453,000	1,007,655
Oman Government International Bonds
4.875%, 02/01/25	709,000	693,104
5.625%, 01/17/28	340,000	326,873
6.500%, 03/08/47	486,000	407,093
6.750%, 01/17/48	439,000	377,672
Pakistan Government International Bonds
6.875%, 12/05/27	1,144,000	777,634
7.375%, 04/08/31	971,000	610,040
8.875%, 04/08/51	771,000	458,745
Panama Bonos del Tesoro 3.362%, 06/30/31	1,759,000	1,546,161
Panama Government International Bonds
3.870%, 07/23/60	1,212,000	855,773
6.700%, 01/26/36	835,000	901,434
Panama Notas del Tesoro 3.750%, 04/17/26	1,580,000	1,532,600
Paraguay Government International Bonds
3.849%, 06/28/33 (144A)	209,000	170,360
4.700%, 03/27/27	270,000	258,625
4.950%, 04/28/31 (144A)	650,000	599,942
5.000%, 04/15/26	2,113,000	2,071,093
Perusahaan Penerbit SBSN Indonesia III 4.150%, 03/29/27	570,000	560,025
Peruvian Government International Bonds
2.780%, 12/01/60	1,497,000	923,784
3.000%, 01/15/34 (b)	1,101,000	903,156
3.750%, 03/01/30 (EUR)	820,000	837,836
Philippine Government International Bonds
3.000%, 02/01/28	915,000	864,166
3.200%, 07/06/46 (b)	1,404,000	1,049,406
3.229%, 03/29/27 (b)	292,000	282,997
3.556%, 09/29/32	2,365,000	2,181,857
3.750%, 01/14/29	364,000	353,072
4.200%, 03/29/47 (b)	3,188,000	2,797,137
5.500%, 03/30/26	288,000	300,504
Qatar Government International Bonds
4.400%, 04/16/50 (144A)	1,538,000	1,465,194
4.500%, 04/23/28	1,363,000	1,410,997
4.817%, 03/14/49	980,000	984,620
5.103%, 04/23/48	1,141,000	1,193,566
Republic of Austria Government Bonds
Zero Coupon, 02/20/30 (144A) (EUR)	592,000	544,992
0.500%, 02/20/29 (144A) (EUR)	4,654,000	4,543,532
0.900%, 02/20/32 (144A) (EUR)	6,325,000	6,032,003

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of June 30, 2022

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Republic of Azerbaijan International Bond 4.750%, 03/18/24	672,000	$661,799
Republic of South Africa Government International Bonds
5.650%, 09/27/47	881,000	599,697
5.875%, 04/20/32	745,000	635,336
Romanian Government International Bonds
3.000%, 02/14/31	800,000	614,918
3.625%, 03/27/32	566,000	444,078
3.625%, 03/27/32 (144A) (b)	794,000	622,964
4.000%, 02/14/51	868,000	564,183
5.250%, 11/25/27 (144A)	1,010,000	962,073
Saudi Government International Bonds
2.875%, 03/04/23	320,000	319,164
3.250%, 10/22/30 (144A)	689,000	647,759
3.450%, 02/02/61	1,045,000	781,739
5.250%, 01/16/50	1,357,000	1,379,135
Senegal Government International Bonds
4.750%, 03/13/28 (EUR)	265,000	224,887
6.750%, 03/13/48	706,000	447,463
Sharjah Sukuk, Ltd. 3.764%, 09/17/24	450,000	449,438
Sri Lanka Government International Bonds
6.200%, 05/11/27 (c)	1,823,000	574,820
6.850%, 11/03/25 (c)	1,370,000	441,529
7.550%, 03/28/30 (c)	214,000	67,701
7.850%, 03/14/29 (c)	523,000	166,455
Thailand Government Bond 2.875%, 12/17/28 (THB)	83,369,000	2,382,935
Turkey Government International Bond 4.875%, 04/16/43	5,918,000	3,489,324
Ukraine Government International Bonds
6.750%, 06/20/26 (144A) (EUR)	442,000	119,518
6.876%, 05/21/29	1,096,000	266,109
7.375%, 09/25/32	1,234,000	303,021
7.750%, 09/01/24	4,290,000	1,095,237
7.750%, 09/01/27	1,548,000	399,384
9.750%, 11/01/28	858,000	213,299
United Kingdom Gilt
0.875%, 01/31/46 (GBP)	1,248,000	1,053,119
1.250%, 10/22/41 (GBP)	2,984,000	2,879,655
1.250%, 07/31/51 (GBP)	1,313,596	1,166,021
1.500%, 07/31/53 (GBP)	388,702	367,729
1.750%, 09/07/37 (GBP)	4,413,590	4,803,564
Uruguay Government International Bonds
4.375%, 10/27/27	950,000	962,386
4.375%, 01/23/31	676,097	683,069
4.975%, 04/20/55	592,005	584,244
7.875%, 01/15/33 (b)	535,000	668,087
Zambia Government International Bond 8.970%, 07/30/27	4,053,000	2,360,872

		322,942,315

Total Foreign Government (Cost $414,473,861)		327,133,243

Corporate Bonds & Notes—31.2%
Security Description	Principal Amount*	Value

Aerospace/Defense—0.2%
Bombardier, Inc. 7.500%, 03/15/25 (144A)	435,000	393,131
Embraer Netherlands Finance B.V.
5.400%, 02/01/27 (b)	507,000	480,270
6.950%, 01/17/28	396,000	383,328

		1,256,729

Agriculture—0.4%
Altria Group, Inc. 3.125%, 06/15/31 (EUR)	860,000	789,601
BAT International Finance plc 6.000%, 11/24/34 (GBP)	305,000	353,949
British American Tobacco plc 3.000%, 5Y EUR Swap + 3.372%, 09/27/26 (EUR) (d)	995,000	751,346
Imperial Brands Finance Netherlands B.V. 1.750%, 03/18/33 (EUR)	1,001,000	760,011

		2,654,907

Apparel—0.2%
Levi Strauss & Co. 3.375%, 03/15/27 (EUR)	915,000	876,697
PVH Corp. 3.125%, 12/15/27 (EUR)	550,000	542,214

		1,418,911

Auto Manufacturers—0.5%
BMW Finance NV 1.000%, 08/29/25 (EUR)	835,000	846,650
General Motors Financial Co., Inc. 0.600%, 05/20/27 (EUR)	615,000	539,467
Harley-Davidson Financial Services, Inc. 3.050%, 02/14/27 (144A)	330,000	298,869
Volkswagen International Finance NV
0.875%, 09/22/28 (EUR)	800,000	712,676
1.875%, 03/30/27 (EUR)	400,000	389,641
3.500%, 5Y EUR Swap + 3.746%, 06/17/25 (EUR) (d)	300,000	284,519

		3,071,822

Auto Parts & Equipment—0.4%
Aptiv plc 1.600%, 09/15/28 (EUR)	585,000	523,809
Iochpe-Maxion Austria GmbH / Maxion Wheels de Mexico S de RL de C.V. 5.000%, 05/07/28	535,000	442,445
Schaeffler AG 2.750%, 10/12/25 (EUR)	700,000	672,044
ZF Finance GmbH 2.000%, 05/06/27 (EUR)	800,000	645,202

		2,283,500

Banks—7.6%
AIB Group plc 0.500%, 1Y EUR Swap + 0.750%, 11/17/27 (EUR) (d)	1,005,000	911,041

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of June 30, 2022

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Australia & New Zealand Banking Group, Ltd. 0.669%, 5Y EUR Swap + 1.120%, 05/05/31 (EUR) (d)	805,000	$729,044
Banco Bilbao Vizcaya Argentaria S.A.
1.000%, 06/21/26 (EUR)	900,000	876,381
5.875%, 5Y EUR Swap + 5.660%, 09/24/23 (EUR) (d)	1,200,000	1,207,238
Banco Santander S.A. 1.125%, 06/23/27 (EUR)	900,000	848,802
Bank Hapoalim BM 3.255%, 5Y H15 + 2.155%, 01/21/32 (144A) (d)	957,000	818,235
Bank of America Corp. 1.776%, 3M EURIBOR + 1.200%, 05/04/27 (EUR) (d)	1,189,000	1,187,948
Bank of Montreal 0.125%, 01/26/27 (EUR)	1,170,000	1,132,427
Bank of Nova Scotia (The) 0.010%, 01/14/27 (EUR)	1,565,000	1,507,907
Barclays plc 0.577%, 1Y EUR Swap + 1.260%, 08/09/29 (EUR) (d)	1,045,000	890,899
BNP Paribas S.A. 3.375%, 01/23/26 (GBP)	565,000	666,930
Citigroup, Inc.
1.500%, 3M EURIBOR + 1.074%, 07/24/26 (EUR) (d)	1,190,000	1,194,262
1.750%, 10/23/26 (GBP)	605,000	667,665
Commonwealth Bank of Australia
0.125%, 10/15/29 (EUR)	1,015,000	914,226
1.936%, 5Y EUR Swap + 1.450%, 10/03/29 (EUR) (d)	855,000	860,874
Cooperatieve Rabobank UA
3.250%, 5Y EUR Swap + 3.702%, 12/29/26 (EUR) (d)	400,000	342,294
4.375%, 5Y EUR Swap + 4.679%, 06/29/27 (EUR) (d)	600,000	552,563
4.625%, 05/23/29 (GBP)	625,000	733,910
Credit Suisse Group AG
1.250%, 1Y EUR Swap + 0.750%, 07/17/25 (EUR) (d)	1,165,000	1,160,163
2.750%, 08/08/25 (GBP)	535,000	615,111
7.500%, 5Y USD Swap + 4.598%, 12/11/23 (144A) (d)	803,000	764,085
Danske Bank A/S 0.750%, 1Y EUR Swap + 0.880%, 06/09/29 (EUR) (d)	1,175,000	1,033,470
Deutsche Bank AG
1.875%, 3M EURIBOR + 1.380%, 02/23/28 (EUR) (d)	200,000	188,953
2.625%, 02/12/26 (EUR)	200,000	201,370
3.875%, 02/12/24 (GBP)	800,000	960,723
Development Bank of Kazakhstan JSC 5.750%, 05/12/25 (144A)	841,000	838,536
Dexia Credit Local S.A. 0.625%, 02/03/24 (EUR)	3,000,000	3,118,517
DNB Boligkreditt A/S 0.625%, 06/19/25 (EUR)	433,000	441,395
Goldman Sachs Group, Inc. (The)
1.250%, 05/01/25 (EUR)	660,000	671,201
3.375%, 03/27/25 (EUR)	400,000	425,099
HSBC Holdings plc
6.000%, 5Y EUR Swap + 5.338%, 09/29/23 (EUR) (d)	784,000	811,829
6.375%, 5Y USD ICE Swap + 4.368%, 03/30/25 (b) (d)	891,000	861,552
ING Groep NV
3.000%, 02/18/26 (GBP)	900,000	1,049,436
6.500%, 5Y USD Swap + 4.446%, 04/16/25 (b) (d)	201,000	189,222
6.750%, 5Y USD ICE Swap + 4.204%, 04/16/24 (d)	3,290,000	3,178,568

Banks—(Continued)
Intesa Sanpaolo S.p.A. 3.928%, 09/15/26 (EUR)	870,000	898,004
JPMorgan Chase & Co. 1.090%, 3M EURIBOR + 0.760%, 03/11/27 (EUR) (d)	1,400,000	1,369,939
KBC Group NV 0.250%, 3M EURIBOR + 0.470%, 03/01/27 (EUR) (d)	1,200,000	1,126,924
Lloyds Banking Group plc 7.500%, 5Y USD Swap + 4.760%, 06/27/24 (d)	845,000	819,650
Morgan Stanley
0.406%, 3M EURIBOR + 0.698%, 10/29/27 (EUR) (d)	1,385,000	1,289,346
1.342%, 3M EURIBOR + 0.834%, 10/23/26 (EUR) (d)	264,000	262,430
National Australia Bank 0.010%, 01/06/29 (EUR)	1,215,000	1,108,640
National Bank of Canada 0.010%, 03/25/28 (EUR)	350,000	327,739
NatWest Group plc 2.000%, 3M EURIBOR + 1.737%, 03/04/25 (EUR) (d)	900,000	931,333
Societe Generale S.A. 7.875%, 5Y USD Swap + 4.979%, 12/18/23 (d)	860,000	842,637
Stadshypotek AB 0.010%, 11/24/28 (EUR)	1,100,000	1,014,081
Standard Chartered plc 2.749%, 3M LIBOR + 1.510%, 01/30/27 (144A) (d)	1,000,000	812,230
Truist Financial Corp.
5.100%, 10Y H15 + 4.349%, 03/01/30 (d)	880,000	796,400
UniCredit S.p.A. 1.200%, 3M EURIBOR + 1.350%, 01/20/26 (EUR) (d)	955,000	930,687

		45,081,916

Beverages—0.1%
Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL 5.250%, 04/27/29 (144A)	448,000	390,880

Biotechnology—0.1%
Grifols Escrow Issuer S.A. 3.875%, 10/15/28 (144A) (EUR)	390,000	336,674

Building Materials—0.0%
Cemex S.A.B. de C.V. 7.375%, 06/05/27 (144A)	267,000	264,600

Chemicals—0.3%
Braskem Idesa SAPI 6.990%, 02/20/32 (144A) (b)	726,000	560,428
Braskem Netherlands Finance B.V. 4.500%, 01/10/28	455,000	412,742
INEOS Quattro Finance 2 plc 2.500%, 01/15/26 (144A) (EUR)	720,000	632,770

		1,605,940

Coal—0.1%
Indika Energy Capital IV Pte, Ltd. 8.250%, 10/22/25	420,000	405,510

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of June 30, 2022

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—0.9%
Autopistas del Sol S.A. 7.375%, 12/30/30	803,203	$763,846
Bidvest Group UK plc 3.625%, 09/23/26 (144A)	660,000	577,830
DP World Salaam 6.000%, 5Y H15 + 5.750%, 10/01/25 (d)	1,024,000	1,027,400
DP World, Ltd.
4.700%, 09/30/49	302,000	245,839
5.625%, 09/25/48	1,082,000	1,012,191
JSW Infrastructure, Ltd. 4.950%, 01/21/29 (144A)	531,000	415,717
Rutas 2 and 7 Finance, Ltd. Zero Coupon, 09/30/36 (144A)	628,333	370,717
TransJamaican Highway, Ltd. 5.750%, 10/10/36 (144A)	746,130	651,193
Verisure Holding AB 3.250%, 02/15/27 (EUR)	585,000	505,715

		5,570,448

Computers—0.3%
CA Magnum Holdings 5.375%, 10/31/26 (144A)	680,000	589,275
Kyndryl Holdings, Inc. 2.050%, 10/15/26 (144A)	679,000	571,563
Western Digital Corp.
2.850%, 02/01/29 (b)	142,000	115,615
3.100%, 02/01/32 (b)	685,000	525,258

		1,801,711

Cosmetics/Personal Care—0.1%
Natura &Co Luxembourg Holdings S.a.r.l 6.000%, 04/19/29 (144A) (b)	464,000	408,320

Diversified Financial Services—0.5%
Aircastle, Ltd.
2.850%, 01/26/28 (144A)	497,000	410,852
5.250%, 08/11/25 (144A)	480,000	463,436
Aviation Capital Group LLC
3.500%, 11/01/27 (144A)	214,000	188,698
4.375%, 01/30/24 (144A)	459,000	450,752
Intercorp Financial Services, Inc. 4.125%, 10/19/27	285,000	257,212
Joy Treasure Assets Holdings, Inc. 4.500%, 03/20/29	340,000	318,262
Motion Finco Sarl 7.000%, 05/15/25 (EUR)	375,000	370,840
Power Finance Corp., Ltd. 3.350%, 05/16/31	280,000	231,415

		2,691,467

Electric—3.4%
Adani Electricity Mumbai, Ltd. 3.949%, 02/12/30	294,000	239,280
Adani Green Energy, Ltd. 4.375%, 09/08/24	1,040,000	933,920

Electric—(Continued)
AES Andes S.A. 6.350%, 5Y H15 + 4.917%, 10/07/79 (144A) (d)	457,000	403,871
AES Panama Generation Holdings SRL 4.375%, 05/31/30 (144A)	295,000	252,030
Alfa Desarrollo S.p.A. 4.550%, 09/27/51 (144A)	794,851	570,306
Chile Electricity PEC S.p.A. Zero Coupon, 01/25/28 (144A) (b)	957,000	701,747
Colbun S.A.
3.950%, 10/11/27	200,000	186,250
4.500%, 07/10/24	422,000	418,835
Cometa Energia S.A. de C.V. 6.375%, 04/24/35	175,200	169,232
Comision Federal de Electricidad
3.348%, 02/09/31 (144A)	1,320,000	1,007,173
3.348%, 02/09/31	698,000	532,581
4.677%, 02/09/51 (144A)	485,000	324,950
4.688%, 05/15/29 (144A) (b)	637,000	569,281
5.000%, 09/29/36	790,000	735,506
EDP—Energias de Portugal S.A. 1.500%, 5Y EUR Swap + 1.888%, 03/14/82 (EUR) (d)	400,000	321,721
Empresas Publicas de Medellin E.S.P. 4.250%, 07/18/29 (144A)	592,000	461,636
Enel Finance International NV 0.500%, 06/17/30 (EUR)	793,000	656,980
Engie Energia Chile S.A. 3.400%, 01/28/30 (144A)	1,576,000	1,337,630
Eskom Holdings SOC, Ltd.
6.750%, 08/06/23	509,000	468,280
7.125%, 02/11/25 (144A)	286,000	240,474
7.125%, 02/11/25	1,186,000	997,212
Iberdrola International B.V. 1.450%, 5Y EUR Swap + 1.832%, 11/09/26 (EUR) (d)	700,000	606,685
India Clean Energy Holdings 4.500%, 04/18/27 (144A)	665,000	484,619
Israel Electric Corp., Ltd. 3.750%, 02/22/32 (144A)	213,000	190,339
JSW Hydro Energy, Ltd. 4.125%, 05/18/31	1,048,800	834,557
Kallpa Generacion S.A. 4.125%, 08/16/27	395,000	355,500
Lamar Funding, Ltd. 3.958%, 05/07/25	1,772,000	1,678,835
Light Servicos de Eletricidade S.A./Light Energia S.A. 4.375%, 06/18/26	200,000	176,145
Minejesa Capital BV 5.625%, 08/10/37	360,000	291,251
ReNew Wind Energy AP2 / ReNew Power Pvt, Ltd. other 9 Subsidiaries 4.500%, 07/14/28	315,000	246,544
SSE plc
0.875%, 09/06/25 (EUR)	870,000	863,259
8.375%, 11/20/28 (GBP)	545,000	826,649
Trinidad Generation UnLtd 5.250%, 11/04/27	1,607,000	1,540,711

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of June 30, 2022

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Zorlu Yenilenebilir Enerji AS 9.000%, 06/01/26 (144A)	811,000	$580,676

		20,204,665

Electrical Components & Equipment—0.0%
Belden, Inc. 3.375%, 07/15/27 (EUR)	241,000	216,617

Energy-Alternate Sources—0.2%
Empresa Generadora de Electricidad Haina S.A. 5.625%, 11/08/28 (144A)	596,000	503,918
Greenko Solar Mauritius, Ltd. 5.950%, 07/29/26	1,000,000	888,000

		1,391,918

Engineering & Construction—0.5%
Aeropuerto Internacional de Tocumen S.A.
5.125%, 08/11/61 (144A)	404,000	318,984
5.125%, 08/11/61	1,242,000	980,641
Bioceanico Sovereign Certificate, Ltd. Zero Coupon, 06/05/34 (144A)	885,569	553,481
Heathrow Funding, Ltd. 2.750%, 10/13/31 (GBP)	490,000	541,452
State Agency of Roads of Ukraine 6.250%, 06/24/28 (144A) †	1,144,000	284,412

		2,678,970

Entertainment—0.0%
Allwyn Entertainment Financing UK plc 4.125%, 3M EURIBOR + 4.125%, 02/15/28 (144A) (EUR) (d)	289,000	274,086

Food—0.3%
BRF S.A. 4.875%, 01/24/30	828,000	655,991
China Modern Dairy Holdings, Ltd. 2.125%, 07/14/26	310,000	269,127
NBM US Holdings, Inc. 7.000%, 05/14/26	975,000	989,625

		1,914,743

Forest Products & Paper—0.1%
Suzano Austria GmbH 3.750%, 01/15/31	419,000	338,342
WEPA Hygieneprodukte GmbH 2.875%, 12/15/27 (EUR)	570,000	454,928

		793,270

Healthcare-Products—0.1%
Avantor Funding, Inc.
2.625%, 11/01/25 (144A) (EUR)	524,000	508,197
2.625%, 11/01/25 (EUR)	225,000	218,215

		726,412

Home Builders—0.1%
MDC Holdings, Inc. 6.000%, 01/15/43 (b)	771,000	629,792

Insurance—0.7%
Allianz SE 3.099%, 3M EURIBOR + 3.350%, 07/06/47 (EUR) (d)	500,000	505,778
Assicurazioni Generali S.p.A. 5.500%, 3M EURIBOR + 5.350%, 10/27/47 (EUR) (d)	700,000	737,233
Credit Agricole Assurances S.A. 4.750%, 5Y EUR Swap + 5.350%, 09/27/48 (EUR) (d)	600,000	609,096
Liberty Mutual Group, Inc. 3.625%, 5Y EUR Swap + 3.700%, 05/23/59 (EUR) (d)	695,000	654,568
Principal Financial Group, Inc. 4.455%, 3M LIBOR + 3.044%, 05/15/55 (d)	300,000	268,511
Prudential Financial, Inc. 5.200%, 3M LIBOR + 3.040%, 03/15/44 (d)	642,000	606,927
Voya Financial, Inc. 5.650%, 3M LIBOR + 3.580%, 05/15/53 (d)	589,000	552,235

		3,934,348

Internet—0.3%
Netflix, Inc.
3.625%, 05/15/27 (EUR)	300,000	294,108
4.625%, 05/15/29 (EUR)	492,000	485,290
Prosus NV
2.031%, 08/03/32 (EUR)	460,000	332,368
3.257%, 01/19/27 (144A)	221,000	192,066
3.680%, 01/21/30 (144A)	616,000	490,758
Weibo Corp. 3.375%, 07/08/30	313,000	254,259

		2,048,849

Investment Companies—0.6%
Fund of National Welfare Samruk-Kazyna JSC 2.000%, 10/28/26 (144A)	805,000	696,325
Huarong Finance Co., Ltd.
3.250%, 11/13/24	400,000	374,000
3.750%, 05/29/24	208,000	198,380
Huarong Finance II Co., Ltd. 4.625%, 06/03/26	316,000	289,140
JAB Holdings B.V. 1.000%, 12/20/27 (EUR)	900,000	803,276
MDGH GMTN RSC Ltd. 4.500%, 11/07/28	1,356,000	1,380,771

		3,741,892

Iron/Steel—0.1%
Vale Overseas, Ltd. 3.750%, 07/08/30	600,000	525,906

Leisure Time—0.1%
Carnival plc 1.000%, 10/28/29 (EUR)	798,000	469,144

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of June 30, 2022

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Lodging—0.3%
Las Vegas Sands Corp. 3.900%, 08/08/29 (b)	813,000	$664,299
Melco Resorts Finance, Ltd. 5.750%, 07/21/28 (144A)	505,000	323,200
Studio City Co., Ltd. 7.000%, 02/15/27 (144A)	250,000	215,981
Studio City Finance, Ltd. 6.500%, 01/15/28	200,000	112,189
Wynn Macau, Ltd.
5.625%, 08/26/28 (144A)	325,000	200,200
5.625%, 08/26/28	200,000	123,200

		1,639,069

Machinery-Diversified—0.3%
Dover Corp. 0.750%, 11/04/27 (EUR)	1,150,000	1,046,531
TK Elevator Midco GmbH 4.375%, 07/15/27 (144A) (EUR)	710,000	640,989

		1,687,520

Media—0.3%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 5.125%, 07/01/49	502,000	415,516
Discovery Communications LLC 5.200%, 09/20/47	613,000	525,819
Globo Comunicacao e Participacoes S.A.
4.875%, 01/22/30 (144A)	421,000	329,171
5.500%, 01/14/32	680,000	528,649

		1,799,155

Mining—1.2%
Cia de Minas Buenaventura SAA 5.500%, 07/23/26	764,000	687,604
Corp. Nacional del Cobre de Chile
3.000%, 09/30/29	940,000	818,757
3.000%, 09/30/29 (144A)	1,605,000	1,397,983
3.150%, 01/14/30	369,000	322,072
3.750%, 01/15/31 (144A) (b)	203,000	181,819
Freeport Indonesia PT 5.315%, 04/14/32 (144A) (b)	335,000	303,678
Indonesia Asahan Aluminium Persero PT 5.800%, 05/15/50 (144A) (b)	534,000	429,934
Nexa Resources S.A. 6.500%, 01/18/28	645,000	615,014
Stillwater Mining Co. 4.000%, 11/16/26 (144A)	1,495,000	1,243,840
Vedanta Resources Finance II plc 13.875%, 01/21/24 (b)	908,000	808,120
Volcan Cia Minera SAA
4.375%, 02/11/26 (144A) (b)	184,000	160,172
4.375%, 02/11/26	284,000	247,222

		7,216,215

Multi-National—0.6%
European Investment Bank
0.750%, 07/15/27 (AUD)	990,000	578,360
1.800%, 01/19/27 (AUD)	1,300,000	811,770
Inter American Development Bank 2.700%, 01/29/26 (AUD)	1,005,000	664,365
International Bank for Reconstruction & Development Zero Coupon, 01/15/27 (EUR)	1,237,000	1,205,004

		3,259,499

Oil & Gas—6.4%
BP Capital Markets plc
3.250%, 5Y EUR Swap + 3.880%, 03/22/26 (EUR) (d)	234,000	221,718
3.625%, 5Y EUR Swap + 4.120%, 03/22/29 (EUR) (d)	541,000	472,213
Continental Resources, Inc. 5.750%, 01/15/31 (144A)	471,000	455,429
Ecopetrol S.A.
6.875%, 04/29/30	1,141,000	1,008,644
7.375%, 09/18/43 (b)	767,000	625,872
Eni S.p.A. 3.375%, 5Y EUR Swap + 3.641%, 07/13/29 (EUR) (d)	835,000	686,753
Geopark, Ltd. 5.500%, 01/17/27	330,000	276,606
Gran Tierra Energy International Holdings, Ltd. 6.250%, 02/15/25	465,000	396,570
Gran Tierra Energy, Inc.
7.750%, 05/23/27 (144A)	355,000	301,603
7.750%, 05/23/27 (b)	252,000	214,096
Hunt Oil Co. of Peru LLC Sucursal Del Peru 6.375%, 06/01/28	480,900	440,023
KazMunayGas National Co. JSC
4.750%, 04/19/27	1,631,000	1,444,675
5.750%, 04/19/47	1,179,000	901,511
6.375%, 10/24/48	395,000	327,546
Kosmos Energy, Ltd. 7.500%, 03/01/28 (144A)	545,000	451,696
Leviathan Bond, Ltd.
6.125%, 06/30/25 (144A)	324,995	305,073
6.750%, 06/30/30 (144A)	531,793	478,561
Medco Oak Tree Pte, Ltd. 7.375%, 05/14/26	282,000	256,761
NAK Naftogaz Ukraine via Kondor Finance plc
7.375%, 07/19/22	2,001,000	1,538,769
7.625%, 11/08/26 (144A) †	505,000	151,466
Oil and Gas Holding Co. BSCC (The)
7.500%, 10/25/27	1,416,000	1,426,932
7.625%, 11/07/24	1,079,000	1,107,222
Pertamina Persero PT
2.300%, 02/09/31	5,220,000	4,226,071
5.625%, 05/20/43	607,000	564,989
6.000%, 05/03/42	439,000	420,663
6.450%, 05/30/44	684,000	690,780
Petrobras Global Finance B.V. 7.375%, 01/17/27	560,000	593,174
Petroleos Mexicanos
6.750%, 09/21/47	2,228,000	1,375,790
6.875%, 08/04/26	1,549,000	1,394,100

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of June 30, 2022

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Petroleos Mexicanos
6.950%, 01/28/60	3,407,000	$2,097,008
7.690%, 01/23/50	713,000	484,697
8.750%, 06/02/29 (144A)	1,535,000	1,389,175
Petronas Energy Canada, Ltd. 2.112%, 03/23/28	924,000	832,987
Qatar Energy
3.300%, 07/12/51 (144A)	977,000	753,986
3.300%, 07/12/51	2,320,000	1,790,428
Raizen Fuels Finance S.A. 5.300%, 01/20/27	420,000	409,450
Reliance Industries, Ltd. 2.875%, 01/12/32	380,000	316,152
Saudi Arabian Oil Co. 1.625%, 11/24/25	1,215,000	1,121,445
SEPLAT Energy plc 7.750%, 04/01/26 (144A)	966,000	866,000
SierraCol Energy Andina LLC 6.000%, 06/15/28 (144A)	400,000	292,000
Sinopec Group Overseas Development, Ltd. 2.700%, 05/13/30	1,903,000	1,728,335
State Oil Co. of the Azerbaijan Republic 6.950%, 03/18/30	701,000	663,682
Tengizchevroil Finance Co. International, Ltd.
3.250%, 08/15/30 (144A)	552,000	419,829
3.250%, 08/15/30	730,000	555,209
TotalEnergies SE 1.625%, 5Y EUR Swap + 1.993%, 10/25/27 (EUR) (d)	830,000	691,599
Tullow Oil plc 10.250%, 05/15/26 (144A)	665,000	635,075

		37,802,363

Packaging & Containers—0.3%
Ardagh Metal Packaging Finance U.S.A. LLC / Ardagh Metal Packaging Finance plc 3.250%, 09/01/28 (144A) (b)	579,000	494,216
Ardagh Packaging Finance plc
2.125%, 08/15/26 (EUR)	615,000	521,984
Rimini Bidco SpA 5.250%, 3M EURIBOR + 5.250%, 12/14/26 (144A) (EUR) (d)	605,000	538,908

		1,555,108

Pharmaceuticals—0.1%
Cheplapharm Arzneimittel GmbH 3.500%, 02/11/27 (144A) (EUR)	153,000	136,366
Grifols S.A. 1.625%, 02/15/25 (144A) (EUR)	181,000	173,634

		310,000

Pipelines—0.5%
Acu Petroleo Luxembourg Sarl 7.500%, 07/13/35 (144A)	1,075,000	903,000
Energy Transfer L.P. 6.250%, 04/15/49	490,000	474,965

Pipelines—(Continued)
GNL Quintero S.A. 4.634%, 07/31/29	176,480	169,297
Peru LNG Srl 5.375%, 03/22/30	374,000	302,005
Southern Gas Corridor CJSC 6.875%, 03/24/26	454,000	445,359
Transportadora de Gas del Peru S.A. 4.250%, 04/30/28	405,000	382,628

		2,677,254

Real Estate—0.4%
Agile Group Holdings, Ltd. 5.500%, 05/17/26	215,000	68,168
China SCE Group Holdings, Ltd.
6.000%, 02/04/26	203,000	54,810
7.000%, 05/02/25	225,000	65,250
Kaisa Group Holdings, Ltd.
9.950%, 07/23/25 (c)	275,000	36,081
10.500%, 01/15/25 (c)	205,000	27,164
11.650%, 06/01/26 (c)	275,000	36,440
KWG Group Holdings, Ltd. 7.400%, 01/13/27	225,000	42,355
Logan Group Co., Ltd.
4.250%, 07/12/25	200,000	42,053
4.700%, 07/06/26	270,000	54,996
Powerlong Real Estate Holdings, Ltd. 4.900%, 05/13/26	435,000	65,250
Ronshine China Holdings, Ltd. 7.100%, 01/25/25	423,000	41,366
SBB Treasury Oyj
0.750%, 12/14/28 (EUR)	502,000	311,127
1.125%, 11/26/29 (EUR)	187,000	116,110
Seazen Group, Ltd. 4.450%, 07/13/25	440,000	253,990
Shimao Group Holdings, Ltd.
5.200%, 01/16/27	580,000	60,055
5.600%, 07/15/26	250,000	26,894
Sinochem Offshore Capital Co., Ltd. 2.375%, 09/23/31	345,000	277,452
Sunac China Holdings, Ltd.
5.950%, 04/26/24 (c)	202,000	29,290
6.500%, 01/26/26 (c)	240,000	33,790
Times China Holdings, Ltd.
5.750%, 01/14/27	203,000	26,414
6.200%, 03/22/26	200,000	26,000
6.750%, 07/08/25	225,000	29,250
Vivion Investments Sarl 3.000%, 08/08/24 (EUR)	700,000	630,536
Yango Justice International, Ltd.
7.500%, 04/15/24 (c)	320,000	22,560
7.500%, 02/17/25 (c)	203,000	15,732
8.250%, 11/25/23 (c)	300,000	18,150
Yuzhou Group Holdings Co., Ltd. 7.700%, 02/20/25 (c)	310,000	20,150

		2,431,433

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of June 30, 2022

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—0.7%
Digital Euro Finco LLC 2.500%, 01/16/26 (EUR)	735,000	$740,613
Digital Intrepid Holding B.V. 0.625%, 07/15/31 (EUR)	625,000	461,425
GLP Capital L.P. / GLP Financing II, Inc. 3.250%, 01/15/32 (b)	374,000	299,750
Host Hotels & Resorts L.P. 3.500%, 09/15/30	437,000	373,304
Public Storage 0.500%, 09/09/30 (EUR)	650,000	532,078
Vornado Realty L.P. 3.400%, 06/01/31 (b)	766,000	642,861
Westfield America Management, Ltd. 2.625%, 03/30/29 (GBP)	340,000	342,030
WPC Eurobond B.V. 1.350%, 04/15/28 (EUR)	600,000	525,760

		3,917,821

Retail—0.1%
Haidilao International Holding, Ltd. 2.150%, 01/14/26	430,000	326,909
Stonegate Pub Co. Financing plc 8.250%, 07/31/25 (GBP)	340,000	377,977

		704,886

Savings & Loans—0.3%
Nationwide Building Society
1.125%, 05/31/28 (EUR)	1,000,000	997,191
2.000%, 5Y EUR Swap + 1.500%, 07/25/29 (EUR) (d)	750,000	755,970

		1,753,161

Semiconductors—0.1%
TSMC Arizona Corp. 3.875%, 04/22/27	607,000	604,940

Software—0.1%
Cedacri Mergeco S.p.A. 4.625%, 3M EURIBOR + 4.625%, 05/15/28 (EUR) (d)	190,000	183,537
Fidelity National Information Services, Inc.
0.625%, 12/03/25 (EUR)	141,000	137,481
1.000%, 12/03/28 (EUR)	149,000	135,303

		456,321

Telecommunications—0.7%
AT&T, Inc. 2.875%, 5Y EUR Swap + 3.140%, 03/02/25 (EUR) (d)	400,000	364,687
Axtel S.A.B. de CV 6.375%, 11/14/24 (b)	320,000	281,600
CK Hutchison Group Telecom Finance S.A. 0.750%, 04/17/26 (EUR)	1,035,000	1,001,400
Digicel Group Holdings, Ltd. 8.000%, 10.000% PIK, 04/01/24 (e)	1,847,296	1,796,495
Lorca Telecom Bondco S.A. 4.000%, 09/18/27 (EUR)	575,000	502,973

Telecommunications—(Continued)
Xiaomi Best Time International, Ltd. 2.875%, 07/14/31 (144A)	434,000	335,568

		4,282,723

Transportation—0.6%
Empresa de Transporte de Pasajeros Metro S.A.
3.650%, 05/07/30 (144A)	200,000	179,962
4.700%, 05/07/50	665,000	548,771
5.000%, 01/25/47 (b)	200,000	169,000
FedEx Corp. 0.450%, 05/04/29 (EUR)	924,000	805,372
Lima Metro Line 2 Finance, Ltd. 5.875%, 07/05/34	706,031	694,918
MV24 Capital B.V. 6.748%, 06/01/34 (144A) (b)	344,004	307,843
Transnet SOC, Ltd. 4.000%, 07/26/22	1,174,000	1,119,644

		3,825,510

Total Corporate Bonds & Notes (Cost $221,486,401)		184,716,925

U.S. Treasury & Government Agencies—3.6%

Agency Sponsored Mortgage - Backed—1.4%
Connecticut Avenue Securities Trust (CMO)
1.676%, SOFR30A + 0.750%, 10/25/41 (144A) (d)	36,607	36,253
1.776%, SOFR30A + 0.850%, 12/25/41 (144A) (d)	349,084	342,025
2.476%, SOFR30A + 1.550%, 10/25/41 (144A) (d)	66,676	61,844
2.576%, SOFR30A + 1.650%, 12/25/41 (144A) (d)	909,180	809,597
3.724%, 1M LIBOR + 2.100%, 09/25/39 (144A) (d)	33,372	33,249
3.724%, 1M LIBOR + 2.100%, 10/25/39 (144A) (d)	49,884	49,518
3.774%, 1M LIBOR + 2.150%, 09/25/31 (144A) (d)	242,954	242,512
3.924%, 1M LIBOR + 2.300%, 08/25/31 (144A) (d)	221,993	221,994
4.024%, 1M LIBOR + 2.400%, 04/25/31 (144A) (d)	491,954	489,760
Fannie Mae Connecticut Avenue Securities (CMO)
3.724%, 1M LIBOR + 2.100%, 03/25/31 (d)	1,978,974	1,939,146
3.874%, 1M LIBOR + 2.250%, 07/25/30 (d)	1,646,358	1,646,360
11.874%, 1M LIBOR + 10.250%, 01/25/29 (d)	477,361	505,499
Freddie Mac STACR Trust (CMO)
1.726%, SOFR30A + 0.800%, 10/25/41 (144A) (d)	71,248	69,805
1.876%, SOFR30A + 0.950%, 12/25/41 (144A) (d)	454,641	439,736
2.576%, SOFR30A + 1.650%, 01/25/34 (144A) (d)	263,067	253,652
3.574%, 1M LIBOR + 1.950%, 10/25/49 (144A) (d)	45,799	45,388
3.674%, 1M LIBOR + 2.050%, 07/25/49 (144A) (d)	76,376	75,948
Freddie Mac Structured Agency Credit Risk Debt Notes (CMO)
2.426%, SOFR30A + 1.500%, 10/25/41 (144A) (d)	675,847	616,981
4.274%, 1M LIBOR + 2.650%, 12/25/29 (d)	556,795	553,384

		8,432,651

U.S. Treasury—2.2%
U.S. Treasury Bond 2.375%, 02/15/42	3,505,000	2,972,130

See accompanying notes to financial statements.

BHFTI-13

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of June 30, 2022

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes 2.625%, 05/31/27	10,154,500	$9,962,517

		12,934,647

Total U.S. Treasury & Government Agencies (Cost $21,838,251)		21,367,298

Mortgage-Backed Securities—2.2%

Collateralized Mortgage Obligations—1.9%
Bellemeade Re, Ltd.
1.926%, SOFR30A + 1.000%, 09/25/31 (144A) (d)	470,651	458,426
3.224%, 1M LIBOR + 1.600%, 07/25/29 (144A) (d)	313,249	311,971
4.124%, 1M LIBOR + 2.500%, 10/25/29 (144A) (d)	228,716	225,107
4.474%, 1M LIBOR + 2.850%, 10/25/29 (144A) (d)	486,000	466,353
4.724%, 1M LIBOR + 3.100%, 04/25/29 (144A) (d)	750,000	725,691
Eagle Re, Ltd. 2.976%, SOFR30A + 2.050%, 04/25/34 (144A) (d)	277,454	267,885
Home Re, Ltd.
4.874%, 1M LIBOR + 3.250%, 05/25/29 (144A) (d)	1,600,000	1,587,099
6.874%, 1M LIBOR + 5.250%, 10/25/30 (144A) (d)	1,300,000	1,315,918
Mortgage Insurance-Linked Notes 4.524%, 1M LIBOR + 2.900%, 11/26/29 (144A) (d)	199,923	199,689
Oaktown Re III, Ltd. 4.174%, 1M LIBOR + 2.550%, 07/25/29 (144A) (d)	1,500,000	1,463,802
PMT Credit Risk Transfer Trust
4.002%, 1M LIBOR + 2.350%, 02/27/23 (144A) † (d)	770,163	758,026
4.352%, 1M LIBOR + 2.700%, 10/27/22 (144A) (d)	25,158	24,988
4.402%, 1M LIBOR + 2.750%, 05/27/23 (144A) (d)	286,268	279,441
Radnor Re, Ltd. 4.824%, 1M LIBOR + 3.200%, 02/25/29 (144A) (d)	2,751,041	2,664,131
Triangle Re, Ltd. 2.826%, SOFR30A + 1.900%, 02/25/34 (144A) (d)	642,437	634,889

		11,383,416

Commercial Mortgage-Backed Securities—0.3%
BFLD Trust 2.925%, 1M LIBOR + 1.600%, 06/15/38 (144A) (d)	310,000	299,006
JPMorgan Chase Commercial Mortgage Securities Trust 4.509%, 12/15/47 (144A) (d)	1,500,000	1,111,453

		1,410,459

Total Mortgage-Backed Securities (Cost $12,368,567)		12,793,875

Asset-Backed Securities—1.4%

Asset-Backed - Other—1.3%
Balboa Bay Loan Funding Ltd. 2.263%, 3M LIBOR + 1.200%, 07/20/34 (144A) (d)	1,350,416	1,306,351
Black Diamond CLO, Ltd. 2.614%, 3M LIBOR + 1.430%, 07/23/32 (144A) (d)	2,121,980	2,054,775
Elmwood CLO IX, Ltd. 2.193%, 3M LIBOR + 1.130%, 07/20/34 (144A) (d)	563,280	545,059

Asset-Backed - Other—(Continued)
Flatiron CLO, Ltd. 2.154%, 3M LIBOR + 1.110%, 07/19/34 (144A) (d)	1,562,322	1,506,388
OZLM XVIII, Ltd. 2.594%, 3M LIBOR + 1.550%, 04/15/31 (144A) (d)	1,550,000	1,473,039
Pikes Peak CLO 2.233%, 3M LIBOR + 1.170%, 07/20/34 (144A) (d)	968,631	939,015

		7,824,627

Asset-Backed - Student Loan—0.1%
Nelnet Student Loan Trust 2.530%, 04/20/62 (144A)	548,158	450,571

Total Asset-Backed Securities (Cost $8,639,049)		8,275,198

Short-Term Investment—2.9%

Repurchase Agreement—2.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/22 at 0.350%, due on 07/01/22 with a maturity value of $17,390,274; collateralized by U.S. Treasury Note at 3.000%, maturing 06/30/24, with a market value of $17,737,973.	17,390,105	17,390,105

Total Short-Term Investments (Cost $17,390,105)		17,390,105

Securities Lending Reinvestments(f)—0.6%

Repurchase Agreements—0.2%
Cantor Fitzgerald & Co. Repurchase Agreement dated 06/30/22 at 1.550%, due on 07/01/22 with a maturity value of $500,022; collateralized by U.S. Government Agency Obligations with rates ranging from 0.295% - 8.000%, maturity dates ranging from 09/15/22 - 02/20/72, and an aggregate market value of $510,000.	500,000	500,000
HSBC Securities, Inc. Repurchase Agreement dated 06/30/22 at 1.480%, due on 07/01/22 with a maturity value of $100,004; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.000%, maturity dates ranging from 12/22/22 - 05/15/43, and an aggregate market value of $102,004.	100,000	100,000
Natixis S.A. (New York) Repurchase Agreement dated 06/30/22 at 1.450%, due on 07/01/22 with a maturity value of $436,654; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.375%, maturity dates ranging from 07/31/22 - 11/15/51, and an aggregate market value of $445,440.	436,636	436,636

		1,036,636

See accompanying notes to financial statements.

BHFTI-14

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of June 30, 2022

Securities Lending Reinvestments(f)—(Continued)

Security Description	Shares	Value

Mutual Funds—0.4%
Allspring Government Money Market Fund, Select Class 1.270% (g)	500,000	$500,000
BlackRock Liquidity Funds FedFund, Institutional Shares 1.320% (g)	500,000	500,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.380% (g)	500,000	500,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 1.390% (g)	500,000	500,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.430% (g)	100,000	100,000
STIT-Government & Agency Portfolio, Institutional Class 1.380% (g)	500,000	500,000

		2,600,000

Total Securities Lending Reinvestments (Cost $3,636,636)		3,636,636

Total Investments— 97.0% (Cost $699,832,870)		575,313,280
Other assets and liabilities (net)—3.0%		17,935,261

Net Assets—100.0%		$593,248,541

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2022, the market value of restricted securities was $1,193,904, which is 0.2% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(b)	All or a portion of the security was held on loan. As of June 30, 2022, the market value of securities loaned was $14,345,186 and the collateral received consisted of cash in the amount of $3,636,636 and non-cash collateral with a value of $11,504,278. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(c)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(d)	Variable or floating rate security. The stated rate represents the rate at June 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(f)	Represents investment of cash collateral received from securities on loan as of June 30, 2022.
(g)	The rate shown represents the annualized seven-day yield as of June 30, 2022.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2022, the market value of 144A securities was $101,941,569, which is 17.2% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
NAK Naftogaz Ukraine via Kondor Finance plc, 7.625%, 11/08/26	11/04/19	$505,000	$505,000	$151,466
PMT Credit Risk Transfer Trust, 4.002%, 02/27/23	02/11/20	770,163	770,163	758,026
State Agency of Roads of Ukraine, 6.250%, 06/24/28	06/17/21	1,144,000	1,144,000	284,412

				$1,193,904

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	9,611,235	BNP	07/21/22	USD	6,642,709	$(7,913)
AUD	2,294,665	BOA	07/21/22	USD	1,595,241	(11,196)
AUD	1,181,140	DBAG	07/21/22	USD	845,097	(29,736)
AUD	1,481,613	JPMC	07/21/22	USD	1,030,870	(8,087)
AUD	311,386	SSBT	07/21/22	USD	220,849	(5,894)
AUD	502,117	SSBT	07/21/22	USD	349,682	(3,062)
AUD	4,855,771	SSBT	07/21/22	USD	3,448,662	(96,642)
BRL	11,562,551	DBAG	07/05/22	USD	2,199,709	9,646
BRL	11,562,551	MSCS	07/05/22	USD	2,207,436	1,919
CAD	1,059,415	JPMC	07/21/22	USD	819,201	3,846
CAD	20,030	SSBT	07/21/22	USD	15,504	58

See accompanying notes to financial statements.

BHFTI-15

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of June 30, 2022

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CAD	189,992	SSBT	07/21/22	USD	151,865	$(4,263)
CAD	1,350,280	SSBT	07/21/22	USD	1,046,061	2,954
CAD	1,587,513	SSBT	07/21/22	USD	1,232,587	732
CAD	1,875,806	UBSA	07/21/22	USD	1,451,635	5,655
EUR	2,830,844	BNP	07/28/22	USD	2,972,633	(1,588)
EUR	643,889	BOA	07/28/22	USD	673,735	2,043
EUR	816,232	BBP	07/28/22	USD	849,602	7,054
EUR	599,168	CBNA	07/28/22	USD	631,085	(2,242)
EUR	1,130,113	CBNA	07/28/22	USD	1,177,085	8,998
EUR	2,146,680	CBNA	07/28/22	USD	2,244,792	8,205
EUR	2,537,158	GSI	07/28/22	USD	2,654,806	8,007
EUR	795,109	HSBCU	07/28/22	USD	838,827	(4,339)
EUR	863,343	HSBCU	07/28/22	USD	906,857	(756)
EUR	1,785,325	JPMC	07/28/22	USD	1,867,454	6,291
EUR	887,786	MSCS	07/28/22	USD	953,485	(21,730)
EUR	620,290	NWM	07/28/22	USD	666,926	(15,916)
EUR	517,410	SCB	07/28/22	USD	554,864	(11,828)
EUR	67,548	SSBT	07/28/22	USD	71,160	(267)
EUR	114,095	SSBT	07/28/22	USD	119,960	(215)
EUR	160,507	SSBT	07/28/22	USD	170,255	(1,799)
EUR	184,503	SSBT	07/28/22	USD	195,469	(1,829)
EUR	219,651	SSBT	07/28/22	USD	232,499	(1,969)
EUR	355,030	SSBT	07/28/22	USD	380,755	(8,142)
EUR	457,125	SSBT	07/28/22	USD	491,271	(11,507)
EUR	458,344	SSBT	07/28/22	USD	483,960	(2,915)
EUR	934,897	SSBT	07/28/22	USD	998,301	(17,102)
EUR	1,391,486	UBSA	07/28/22	USD	1,470,645	(10,244)
GBP	347,198	SSBT	08/25/22	USD	436,907	(13,865)
IDR	8,279,924,438	MSCS	07/28/22	USD	564,662	(9,028)
IDR	14,925,164,076	MSCS	07/28/22	USD	1,020,189	(18,618)
JPY	475,433,342	HSBCU	07/15/22	USD	3,743,358	(237,311)
JPY	911,735,004	JPMC	07/15/22	USD	7,013,671	(290,150)
JPY	110,616,096	SSBT	07/15/22	USD	850,486	(34,756)
JPY	458,419,666	SSBT	07/15/22	USD	3,524,430	(143,849)
JPY	362,051,493	UBSA	07/15/22	USD	2,738,070	(68,149)
JPY	446,968,825	UBSA	07/15/22	USD	3,518,487	(222,349)
KRW	8,858,330	BNP	07/27/22	USD	6,939	(115)
KRW	1,046,523,430	BNP	07/27/22	USD	819,800	(13,547)

Contracts to Deliver
AUD	7,224,705	HSBCU	07/21/22	USD	5,009,449	22,115
AUD	52,046,534	MSCS	07/21/22	USD	37,303,417	1,374,824
AUD	1,526,017	MSCS	07/21/22	USD	1,082,098	28,663
AUD	109,332	SSBT	07/21/22	USD	78,360	2,886
BRL	11,562,551	DBAG	07/05/22	USD	2,207,436	(1,919)
BRL	11,562,551	MSCS	07/05/22	USD	2,357,251	147,895
BRL	11,562,551	DBAG	08/02/22	USD	2,182,120	(8,304)
CAD	618,950	SSBT	07/21/22	USD	482,064	1,210
CAD	130,726	SSBT	07/21/22	USD	104,492	2,933
CAD	20,573,717	UBSA	07/21/22	USD	16,452,116	468,651
CNH	37,446	MSCS	07/21/22	USD	5,477	(117)
EUR	4,789,465	ANZ	07/28/22	USD	5,004,694	(21,974)
EUR	5,140,328	BNP	07/28/22	USD	5,504,609	109,700
EUR	3,078,028	BBP	07/28/22	USD	3,305,911	75,440
EUR	2,058,846	DBAG	07/28/22	USD	2,175,984	15,171
EUR	3,247,723	GSI	07/28/22	USD	3,433,707	25,137

See accompanying notes to financial statements.

BHFTI-16

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of June 30, 2022

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	2,474,461	MSCS	07/28/22	USD	2,585,499	$(11,512)
EUR	126,061,252	NWM	07/28/22	USD	133,409,363	1,104,792
EUR	1,418,638	SCB	07/28/22	USD	1,488,845	(53)
EUR	451,990	SSBT	07/28/22	USD	484,140	9,765
EUR	321,556	SSBT	07/28/22	USD	346,021	8,540
EUR	200,488	SSBT	07/28/22	USD	212,275	1,857
EUR	174,395	SSBT	07/28/22	USD	187,774	4,742
EUR	114,282	SSBT	07/28/22	USD	121,075	1,133
EUR	85,264	SSBT	07/28/22	USD	89,886	400
EUR	2,413,074	UBSA	07/28/22	USD	2,587,469	54,885
GBP	15,635,109	SSBT	08/25/22	USD	19,672,923	622,388
IDR	65,828,123,855	CBNA	07/28/22	USD	4,573,716	156,240
IDR	14,925,164,076	SCB	07/28/22	USD	1,037,695	36,124
JPY	916,420,538	BOA	07/15/22	USD	6,761,934	3,860
JPY	680,249,237	BOA	07/15/22	USD	5,068,215	51,768
JPY	8,687,400,190	GSI	07/15/22	USD	68,497,062	4,432,484
JPY	683,292,112	HSBCU	07/15/22	USD	5,023,942	(14,944)
JPY	337,098,689	HSBCU	07/15/22	USD	2,594,496	108,587
JPY	915,404,249	UBSA	07/15/22	USD	7,094,650	344,070
KRW	2,700,039,740	BBP	07/27/22	USD	2,142,260	62,122
KRW	10,826,130,933	CBNA	07/27/22	USD	8,647,967	307,407
KRW	5,635,924,642	CBNA	07/27/22	USD	4,358,460	16,487
KRW	8,858,330	CBNA	07/27/22	USD	7,076	252
MYR	9,514,791	BBP	12/15/22	USD	2,154,471	(8,938)
NZD	1,116,145	SSBT	08/26/22	USD	718,897	22,185
THB	94,869,947	SSBT	08/10/22	USD	2,716,780	29,541

Net Unrealized Appreciation						$8,318,983

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	09/15/22	91	AUD	10,819,440	$(24,964)
Euro-Bobl Futures	09/08/22	79	EUR	9,811,010	(31,480)
Euro-Bund Futures	09/08/22	20	EUR	2,975,600	(23,073)
U.S. Treasury Long Bond Futures	09/21/22	14	USD	1,940,750	(31,544)
U.S. Treasury Note 10 Year Futures	09/21/22	114	USD	13,512,563	(185,502)
U.S. Treasury Note 2 Year Futures	09/30/22	16	USD	3,360,250	(9,520)
U.S. Treasury Note 5 Year Futures	09/30/22	331	USD	37,154,750	42,339
U.S. Treasury Note Ultra 10 Year Futures	09/21/22	33	USD	4,203,375	63,032
U.S. Treasury Ultra Long Bond Futures	09/21/22	32	USD	4,939,000	40,827

Futures Contracts—Short
Canada Government Bond 10 Year Futures	09/20/22	(20)	CAD	(2,479,800)	(28,775)
Euro-OAT Futures	09/08/22	(19)	EUR	(2,632,070)	24,096
Japanese Government 10 Year Bond Futures	09/12/22	(14)	JPY	(2,080,540,000)	(6,780)
United Kingdom Long Gilt Bond Futures	09/28/22	(88)	GBP	(10,030,240)	421,012

Net Unrealized Appreciation					$249,668

See accompanying notes to financial statements.

BHFTI-17

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of June 30, 2022

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3M NZDBB	Quarterly	2.503%	Semi-Annually	11/02/24	NZD	7,847,000	$(168,893)	$—	$(168,893)
Pay	3M NZDBB	Quarterly	2.580%	Semi-Annually	11/01/24	NZD	2,933,000	(59,774)	—	(59,774)
Pay	6M EURIBOR	Semi-Annually	(0.017%)	Annually	09/30/50	EUR	3,800,000	(1,741,383)	—	(1,741,383)
Pay	6M EURIBOR	Semi-Annually	(0.043%)	Semi-Annually	11/10/50	EUR	3,820,000	(1,774,713)	—	(1,774,713)
Pay	6M EURIBOR	Semi-Annually	1.464%	Annually	05/13/27	EUR	3,317,000	(47,068)	19	(47,087)
Pay	6M EURIBOR	Semi-Annually	1.494%	Annually	05/12/27	EUR	4,343,000	(55,246)	(109)	(55,137)
Pay	7 Day CNRR	Quarterly	2.441%	Quarterly	04/01/27	CNY	33,750,000	(35,832)	—	(35,832)
Pay	7 Day CNRR	Quarterly	2.855%	Quarterly	11/22/24	CNY	26,130,000	43,697	—	43,697
Pay	7 Day CNRR	Quarterly	2.360%	Quarterly	07/01/25	CNY	11,323,000	(3,317)	—	(3,317)
Pay	7 Day CNRR	Quarterly	2.465%	Quarterly	12/01/26	CNY	37,030,000	(25,901)	—	(25,901)
Pay	7 Day CNRR	Quarterly	2.495%	Quarterly	05/05/27	CNY	34,130,000	(26,365)	—	(26,365)
Pay	7 Day CNRR	Quarterly	2.528%	Quarterly	09/15/26	CNY	38,340,000	(7,567)	—	(7,567)
Pay	7 Day CNRR	Quarterly	2.568%	Quarterly	07/20/25	CNY	79,220,000	46,455	—	46,455
Pay	7 Day CNRR	Quarterly	2.585%	Quarterly	08/03/25	CNY	41,560,000	24,628	—	24,628
Pay	7 Day CNRR	Quarterly	2.595%	Quarterly	11/02/25	CNY	40,400,000	21,739	—	21,739
Pay	7 Day CNRR	Quarterly	2.600%	Quarterly	09/29/25	CNY	40,730,000	24,483	—	24,483
Pay	7 Day CNRR	Quarterly	2.800%	Quarterly	02/01/26	CNY	47,100,000	69,726	—	69,726
Receive	7 Day CNRR	Quarterly	2.855%	Quarterly	11/22/24	CNY	26,130,000	(43,697)	(55,939)	12,242
Receive	6M EURIBOR	Annually	0.022%	Semi-Annually	11/10/50	EUR	3,820,000	1,718,938	28,198	1,690,740
Receive	6M EURIBOR	Annually	0.122%	Semi-Annually	09/30/50	EUR	3,800,000	1,623,513	—	1,623,513

Totals								$(416,577)	$(27,831)	$(388,746)

Centrally Cleared Credit Default Swaps on Credit Indices and Sovereign Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazilian Government International Bond, 4.250%, due 01/07/25	(1.000%)	Quarterly	06/20/27	2.923%	USD	4,149,000	$348,169	$267,267	$80,902
Brazilian Government International Bond, 4.250%, due 01/07/25	(1.000%)	Quarterly	06/20/27	2.923%	USD	671,000	(55,506)	(55,506)	—
CDX.EM.37.V1	(1.000%)	Quarterly	06/20/27	3.379%	USD	12,150,000	1,216,490	714,710	501,781
CDX.NA.HY.38.V1	(5.000%)	Quarterly	06/20/27	5.788%	USD	12,949,200	393,316	(596,127)	989,442
China Government International Bond, 7.500%, due 10/28/27	(1.000%)	Quarterly	06/20/27	0.857%	USD	2,390,000	(15,581)	(43,529)	27,948
Indonesia Government International Bond, 4.125%, due 01/15/25	(1.000%)	Quarterly	06/20/27	1.429%	USD	2,350,000	45,408	(1,599)	47,007
Republic of South Africa, 5.875%, due 09/16/25	(1.000%)	Quarterly	06/20/27	3.145%	USD	1,120,000	103,450	55,236	48,214
Republic of Turkey, 11.875%, due 01/15/30	(1.000%)	Quarterly	06/20/27	8.546%	USD	350,000	94,235	66,341	27,894

Totals							$2,129,981	$406,793	$1,723,188

See accompanying notes to financial statements.

BHFTI-18

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of June 30, 2022

Centrally Cleared Credit Default Swaps on Credit Indices and Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Colombia Government International Bond, 10.375%, due 01/28/33	1.000%	Quarterly	06/20/27	2.910%	USD	789,000	$(64,804)	$(64,804)	$—
Colombia Government International Bond, 10.375%, due 01/28/33	1.000%	Quarterly	06/20/27	2.910%	USD	2,641,000	(219,910)	(178,189)	(41,722)
ITRX.EUR.XOVER 37.V1	5.000%	Quarterly	06/20/27	5.802%	EUR	750,000	(24,428)	(16,350)	(8,077)

Totals							$(309,142)	$(259,343)	$(49,799)

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2022(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	CGM	107.339%	USD	850,578	$(194,910)	$(67,708)	$(127,202)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	CGM	107.339%	USD	1,276,316	(292,468)	(101,088)	(191,380)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	CGM	107.339%	USD	8,477,937	(1,942,719)	(691,699)	(1,251,020)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	GSI	107.339%	USD	850,578	(194,910)	(67,385)	(127,525)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	JPMC	107.339%	USD	425,738	(97,558)	(33,720)	(63,838)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	JPMC	107.339%	USD	2,255,209	(516,781)	(219,235)	(297,546)

Totals								$(3,239,346)	$(1,180,835)	$(2,058,511)

(a)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)

The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

(d)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Glossary of Abbreviations

Counterparties

(ANZ)—	Australia & New Zealand Banking Corp.
(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(BOA)—	Bank of America N.A.
(CBNA)—	Citibank N.A.
(CGM)—	Citigroup Global Markets, Inc.
(DBAG)—	Deutsche Bank AG
(GSI)—	Goldman Sachs International
(HSBCU)—	HSBC Bank USA
(JPMC)—	JPMorgan Chase Bank N.A.
(MSCS)—	Morgan Stanley Capital Services LLC
(NWM)—	NatWest Markets plc
(SCB)—	Standard Chartered Bank
(SSBT)—	State Street Bank and Trust Co.
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CNH)—	Chinese Renminbi
(CNY)—	Chinese Yuan
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MYR)—	Malaysian Ringgit
(NZD)—	New Zealand Dollar
(THB)—	Thai Baht
(USD)—	United States Dollar

See accompanying notes to financial statements.

BHFTI-19

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of June 30, 2022

Glossary of Abbreviations—(Continued)

Index Abbreviations

(CDX.EM)—	Markit Emerging Market CDS Index
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CMBX.NA.BBB-)—	Markit North America BBB- Rated CMBS Index
(CNRR)—	China 7 Day Reverse Repo Rates
(EURIBOR)—	Euro InterBank Offered Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(ITRX.EUR.XOVER)—	Markit iTraxx Europe Crossover CDS Index
(LIBOR)—	London Interbank Offered Rate
(NZDBB)—	New Zealand Dollar Bank Bill Index
(SOFR30A)—	Secured Overnight Financing Rate 30-Day Average

Other Abbreviations

(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(GMTN)—	Global Medium-Term Note
(ICE)—	Intercontinental Exchange, Inc.
(STACR)—	Structured Agency Credit Risk

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Total Foreign Government*	$—	$327,133,243	$—	$327,133,243
Total Corporate Bonds & Notes*	—	184,716,925	—	184,716,925
Total U.S. Treasury & Government Agencies	—	21,367,298	—	21,367,298
Total Mortgage-Backed Securities*	—	12,793,875	—	12,793,875
Total Asset-Backed Securities*	—	8,275,198	—	8,275,198
Total Short-Term Investment*	—	17,390,105	—	17,390,105
Securities Lending Reinvestments
Repurchase Agreements	—	1,036,636	—	1,036,636
Mutual Funds	2,600,000	—	—	2,600,000
Total Securities Lending Reinvestments	2,600,000	1,036,636	—	3,636,636
Total Investments	$2,600,000	$572,713,280	$—	$575,313,280

Collateral for Securities Loaned (Liability)	$—	$(3,636,636)	$—	$(3,636,636)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$9,719,662	$—	$9,719,662
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(1,400,679)	—	(1,400,679)
Total Forward Contracts	$—	$8,318,983	$—	$8,318,983
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$591,306	$—	$—	$591,306
Futures Contracts (Unrealized Depreciation)	(341,638)	—	—	(341,638)
Total Futures Contracts	$249,668	$—	$—	$249,668
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$5,280,411	$—	$5,280,411
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(3,995,768)	—	(3,995,768)
Total Centrally Cleared Swap Contracts	$—	$1,284,643	$—	$1,284,643
OTC Swap Contracts
OTC Swap Contracts at Value (Liabilities)	$—	$(3,239,346)	$—	$(3,239,346)
Total OTC Swap Contracts	$—	$(3,239,346)	$—	$(3,239,346)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-20

Brighthouse Funds Trust I

AB International Bond Portfolio

Statement of Assets and Liabilities

June 30, 2022

Assets
Investments at value (a) (b)	$575,313,280
Cash denominated in foreign currencies (c)	136,669
Cash collateral (d)	7,599,837
Unrealized appreciation on forward foreign currency exchange contracts	9,719,662
Receivable for:
Investments sold	12,953,067
Fund shares sold	12,013
Principal paydowns	28,830
Interest	5,578,887
Variation margin on futures contracts	2,346,604
Interest on OTC swap contracts	17,979
Variation margin on centrally cleared swap contracts	119,294

Total Assets	613,826,122
Liabilities
Due to custodian	1,092,404
OTC swap contracts at market value (e)	3,239,346
Cash collateral for OTC swap contracts	380,000
Unrealized depreciation on forward foreign currency exchange contracts	1,400,679
Collateral for securities loaned	3,636,636
Payables for:
Investments purchased	9,851,393
Fund shares redeemed	267,818
Interest on OTC swap contracts	8,566
Accrued Expenses:
Management fees	255,863
Distribution and service fees	2,107
Deferred trustees’ fees	43,382
Other expenses	399,387

Total Liabilities	20,577,581

Net Assets	$593,248,541

Net Assets Consist of:
Paid in surplus	$742,699,173
Distributable earnings (Accumulated losses)	(149,450,632)

Net Assets	$593,248,541

Net Assets
Class A	$583,127,502
Class B	10,121,039
Capital Shares Outstanding*
Class A	75,097,138
Class B	1,308,448
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$7.76
Class B	7.74

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $699,832,870.
(b)	Includes securities loaned at value of $14,345,186.
(c)	Identified cost of cash denominated in foreign currencies was $137,648.
(d)	Includes collateral of $4,099,037 for centrally cleared swap contracts and $3,500,800 for OTC swap contracts.
(e)	Premiums received on OTC swap contracts were $1,180,835.

Statement of Operations

Six Months Ended June 30, 2022

Investment Income
Interest (a)	$12,756,970
Securities lending income	11,392

Total investment income	12,768,362
Expenses
Management fees	1,838,555
Administration fees	23,352
Custodian and accounting fees	139,311
Distribution and service fees—Class B	13,322
Audit and tax services	43,270
Legal	20,427
Shareholder reporting	8,951
Insurance	2,937
Miscellaneous (b)	7,909

Total expenses	2,098,034

Net Investment Income	10,670,328

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on :
Investments	(59,750,602)
Purchased options	(306,336)
Futures contracts	(7,980,110)
Written options	104,076
Swap contracts	2,934,234
Foreign currency transactions	(3,602,631)
Forward foreign currency transactions	33,200,817

Net realized gain (loss)	(35,400,552)

Net change in unrealized appreciation (depreciation) on:
Investments	(97,469,565)
Futures contracts	(276,156)
Written options	(1,313)
Swap contracts	2,716,329
Foreign currency transactions	(67,261)
Forward foreign currency transactions	3,683,481

Net change in unrealized appreciation (depreciation)	(91,414,485)

Net realized and unrealized gain (loss)	(126,815,037)

Net Increase (Decrease) in Net Assets From Operations	$(116,144,709)

(a)	Net of foreign withholding taxes of $3,525.
(b)	Includes $19,894 in Trustees’ fees and expenses and $21,639 in deferred Trustee compensation losses.

See accompanying notes to financial statements.

BHFTI-21

Brighthouse Funds Trust I

AB International Bond Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$10,670,328	$23,387,777
Net realized gain (loss)	(35,400,552)	32,834,435
Net change in unrealized appreciation (depreciation)	(91,414,485)	(74,523,424)

Increase (decrease) in net assets from operations	(116,144,709)	(18,301,212)

From Distributions to Shareholders
Class A	(72,760,060)	(4,602,621)
Class B	(1,244,995)	(37,985)

Total distributions	(74,005,055)	(4,640,606)

Increase (decrease) in net assets from capital share transactions	(38,851,078)	(164,139,323)

Total increase (decrease) in net assets	(229,000,842)	(187,081,141)

Net Assets
Beginning of period	822,249,383	1,009,330,524

End of period	$593,248,541	$822,249,383

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2022		Year Ended December 31, 2021
	Shares	Value	Shares	Value
Class A
Sales	9,476	$91,856	1,950,098	$20,642,694
Reinvestments	9,364,229	72,760,060	438,345	4,602,621
Redemptions	(12,274,787)	(113,577,309)	(18,578,603)	(194,740,802)

Net increase (decrease)	(2,901,082)	$(40,725,393)	(16,190,160)	$(169,495,487)

Class B
Sales	136,044	$1,300,628	576,879	$6,025,614
Reinvestments	160,852	1,244,995	3,628	37,985
Redemptions	(71,976)	(671,308)	(68,013)	(707,435)

Net increase (decrease)	224,920	$1,874,315	512,494	$5,356,164

Increase (decrease) derived from capital shares transactions		$(38,851,078)		$(164,139,323)

See accompanying notes to financial statements.

BHFTI-22

Brighthouse Funds Trust I

AB International Bond Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2022		Year Ended December 31,
			2021		2020	2019(a)
Net Asset Value, Beginning of Period	$10.40		$10.65		$10.49	$10.00

Income (Loss) from Investment Operations
Net investment income (loss) (b)	0.14		0.27		0.26	0.19
Net realized and unrealized gain (loss)	(1.67)		(0.47)		0.21	0.30

Total income (loss) from investment operations	(1.53)		(0.20)		0.47	0.49

Less Distributions
Distributions from net investment income	(1.02)		(0.01)		(0.23)	0.00
Distributions from net realized capital gains	(0.09)		(0.04)		(0.08)	0.00

Total distributions	(1.11)		(0.05)		(0.31)	0.00

Net Asset Value, End of Period	$7.76		$10.40		$10.65	$10.49

Total Return (%) (c)	(14.81	)(d)(h)	(1.83)		4.71	4.90	(d)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.58	(e)	0.58		0.57	0.59	(e)
Net ratio of expenses to average net assets (%) (f)	0.58	(e)	0.58		0.57	0.59	(e)
Ratio of net investment income (loss) to average net assets (%)	2.99	(e)	2.58		2.56	2.69	(e)
Portfolio turnover rate (%)	60	(d)	98		106	68	(d)
Net assets, end of period (in millions)	$583.1		$811.0		$1,003.3	$1,007.9

	Class B
	Six Months Ended June 30, 2022		Year Ended December 31,
			2021		2020	2019(a)
Net Asset Value, Beginning of Period	$10.35		$10.62		$10.49	$10.00

Income (Loss) from Investment Operations
Net investment income (loss) (b)	0.13		0.25		0.23	0.18
Net realized and unrealized gain (loss)	(1.65)		(0.48)		0.21	0.31

Total income (loss) from investment operations	(1.52)		(0.23)		0.44	0.49

Less Distributions
Distributions from net investment income	(1.00)		(0.00	)(g)	(0.23)	0.00
Distributions from net realized capital gains	(0.09)		(0.04)		(0.08)	0.00

Total distributions	(1.09)		(0.04)		(0.31)	0.00

Net Asset Value, End of Period	$7.74		$10.35		$10.62	$10.49

Total Return (%) (c)	(14.76	)(d)	(2.12)		4.39	4.90	(d)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.83	(e)	0.83		0.82	0.84	(e)
Net ratio of expenses to average net assets (%) (f)	0.83	(e)	0.83		0.82	0.84	(e)
Ratio of net investment income (loss) to average net assets (%)	2.76	(e)	2.38		2.29	2.55	(e)
Portfolio turnover rate (%)	60	(d)	98		106	68	(d)
Net assets, end of period (in millions)	$10.1		$11.2		$6.1	$1.7

(a)	Commencement of operations was April 29, 2019.
(b)	Per share amounts based on average shares outstanding during the period.
(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(g)	Distributions from net investment income were less than $0.01.
(h)	Generally accepted accounting principles may require adjustments to be made to the net assets of the Portfolio at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the returns reported in the portfolio manager commentary section of this report.

See accompanying notes to financial statements.

BHFTI-23

Brighthouse Funds Trust I

AB International Bond Portfolio

Notes to Financial Statements—June 30, 2022

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-four series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is AB International Bond Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A and B shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2022 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from third-party pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage- and asset-backed securities are generally valued based upon evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded

BHFTI-24

Brighthouse Funds Trust I

AB International Bond Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued in reference to similar instruments traded on active markets are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded OTC are generally valued based upon interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including, but not limited to, the overnight index swap rate, London Interbank Offered Rate (“LIBOR”) forward rate or other interest rates, yield curves or credit spreads to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

BHFTI-25

Brighthouse Funds Trust I

AB International Bond Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

In December 2020, the Securities and Exchange Commission adopted Rule 2a-5, Good Faith Determinations of Fair Value, under the 1940 Act, which is intended to address valuation practices and the role of the board of directors with respect to the fair value of the investments of a registered investment company. Among other things, Rule 2a-5 will permit the Portfolio’s Board to designate the Portfolio’s primary investment adviser to perform the Portfolio’s fair value determinations, which will be subject to the Board’s oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the investment adviser’s fair value determinations. Compliance with Rule 2a-5 will be required beginning in September 2022. The Portfolio’s valuation policies and related practices may be impacted as the Portfolio comes into compliance with Rule 2a-5.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed. As of June 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure.

High-Yield Debt Securities - The Portfolio may invest in high-yield debt securities, or “junk bonds,” which are securities that are rated below “investment grade” or, if not rated, are of equivalent quality. A portfolio with high-yield debt securities generally will be exposed to greater market risk and credit risk than a portfolio that invests only in investment grade debt securities because issuers of high-yield debt securities are generally less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for more highly rated debt securities. As a result, the Portfolio’s subadviser may find it more difficult to value or sell lower-rated debt securities and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio.

Inflation-Indexed Bonds - The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value that is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

BHFTI-26

Brighthouse Funds Trust I

AB International Bond Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

Mortgage-Related and Other Asset-Backed Securities - The Portfolio may invest in mortgage-related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by or payable from, mortgage loans on real property or other receivables. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

In one type of SMBS, one class receives all of the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security until maturity. These adjustments are netted against payments received for the IOs and the net amount is included in interest income on the Statement of Operations of the Portfolio. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage-related and other asset-backed securities held by the Portfolio are included in the Portfolio’s Schedule of Investments.

The Portfolio may invest a significant portion of its assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

When-Issued and Delayed-Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed-delivery basis. Settlement of such transactions will occur beyond the customary settlement period. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Upon making a commitment to purchase a security on a when-issued or delayed-delivery basis, the Portfolio will hold liquid assets in a segregated account with the Portfolio’s Custodian, or set aside liquid assets in the Portfolio’s records, worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

Due to Custodian - Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Portfolio to make properly authorized payments. When such payments result in an overdraft, the Portfolio is obligated to repay the Custodian at the current rate of interest charged by the Custodian for secured loans. This obligation is payable on demand to the Custodian. The Custodian has a lien on the Portfolio’s assets to the extent of any overdraft. At June 30, 2022, the Portfolio had a payment of $1,092,404 due to the Custodian pursuant to the foregoing arrangement. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value and such inputs would be considered Level 2 in the fair value hierarchy at June 30, 2022. The Portfolio’s average overdraft advances during the six months ended June 30, 2022 were not significant.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2022, the Portfolio had direct investments in repurchase agreements with a gross value of $17,390,105. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $1,036,636. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2022.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur, any interest earned, and any dividends declared during the term of the loan, would accrue to the account of the Portfolio.

BHFTI-27

Brighthouse Funds Trust I

AB International Bond Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio generally receives cash, U.S. Government securities, letters of credit, or other collateral deemed appropriate by the Adviser. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, including repurchase agreements with respect to equity securities, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. The value of the securities on loan may change each business day. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2022 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2022 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2022.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.

	Remaining Contractual Maturity of the Agreements As of June 30, 2022
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Corporate Bonds & Notes	$(3,130,756)	$—	$—	$—	$(3,130,756)
Foreign Government	(505,880)	—	—	—	(505,880)
Total Borrowings	$(3,636,636)	$—	$—	$—	$(3,636,636)
Gross amount of recognized liabilities for securities lending transactions					$(3,636,636)

3. Investments in Derivative Instruments

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed-upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the valuation date, is included in the Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Portfolio may also experience losses even when such contracts are used for hedging purposes. The Portfolio’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

BHFTI-28

Brighthouse Funds Trust I

AB International Bond Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

Futures Contracts - The Portfolio may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Statement of Operations. When the contract is closed or expires, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. If futures contracts are exchange-traded, the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default. For OTC futures, the Portfolio’s ability to terminate the positions may be more limited than in the case of exchange-traded positions and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

Options Contracts - An option contract purchased by the Portfolio gives the Portfolio the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by the Portfolio give the holder the right to buy the underlying instrument from the Portfolio at a fixed exercise price; put options written by the Portfolio give the holder the right to sell the underlying instrument to the Portfolio at a fixed exercise price.

The Portfolio may use options to hedge against changes in values of securities the Portfolio owns or expects to purchase, to maintain investment exposure to a target asset class or to enhance return. Writing puts or buying calls tend to increase the Portfolio’s exposure to the underlying instrument and writing calls or buying puts tends to decrease the Portfolio’s exposure to the underlying instrument, and can be used to hedge other Portfolio investments. For options used to hedge the Portfolio’s investments, the potential risk to the Portfolio is that the change in value of options contracts may not correspond perfectly to the change in value of the hedged instruments. The Portfolio also bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Portfolio may not be able to enter into a closing transaction due to an illiquid market. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of purchased options is typically the premium initially paid for the option plus any unrealized gains.

The main risk associated with purchasing an option is that the option expires without being exercised. In this case, the option is worthless when it expires and the premium paid for the option is considered a realized loss. The risk associated with writing a call option is that the Portfolio may forgo the opportunity for a profit if the market value of the underlying instrument increases and the option is exercised, requiring the Portfolio to sell the underlying instrument at a price below its market value. When the Portfolio writes a call option on a security it does not own, its exposure on such an option is theoretically unlimited. The risk in writing a put option is that the Portfolio may incur a loss if the market value of the underlying instrument decreases and the option is exercised, requiring the Portfolio to purchase the underlying instrument at a price above its market value. In addition, the Portfolio risks not being able to enter into a closing transaction for the written option as the result of an illiquid market for the option.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid for the call option.

The premium received by the Portfolio for a written option is recorded as an asset and an equivalent liability. The liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires without being exercised or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Portfolio realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received by the Portfolio is offset against the amount paid for the purchase of the underlying instrument.

The purpose of inflation-capped options is to protect the buyer from inflation, above a specified rate, eroding the value of investments in inflation-linked products with a given notional exposure. Inflation-capped options are used to give downside protection to investments in inflation-linked products by establishing a floor on the value of such products.

BHFTI-29

Brighthouse Funds Trust I

AB International Bond Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

Swap Agreements - The Portfolio may enter into swap agreements in which the Portfolio and a counterparty agree to either make periodic net payments on a specified notional amount or net payment upon termination. Swap agreements are either privately negotiated in the OTC market (“OTC swaps”) or executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The Portfolio may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash may be paid or received, as applicable, by the Portfolio as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Portfolio as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is reflected on the Statement of Assets and Liabilities.

Centrally Cleared Swaps: Clearinghouses currently offer clearing derivative transactions which include interest rate and credit derivatives. In a cleared derivative transaction, a Portfolio typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Portfolio’s exposure to the credit risk of the original counterparty. The Portfolio typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Portfolio would be required to post in an uncleared derivative transaction.

Swap agreements are marked-to-market daily. The fair value of an OTC swap is reflected on the Statement of Assets and Liabilities. The changes in value, if any, are reflected as a component of net change in unrealized appreciation/depreciation on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities and as a component of unrealized appreciation/depreciation on the Statement of Operations. Upfront payments paid or received upon entering into the swap agreement compensate for differences between the stated terms of the swap agreement and prevailing market conditions (such as credit spreads, currency exchange rates, interest rates, and other relevant factors). Upon termination or maturity of the swap, upfront premiums are recorded as realized gains or losses on the Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit, and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Portfolio may enter into swap transactions with counterparties in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to cover the Portfolio’s exposure to the counterparty. Counterparty risk related to centrally cleared swaps is mitigated due to the protection against defaults provided by the exchange on which these contracts trade.

Credit Default Swaps: The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers, or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed. Credit default swaps involve one party making a stream of payments (referred to as the buyer of protection) to another party (referred to as the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index. A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, write-down, principal shortfall or interest shortfall. As the seller of protection, if an underlying credit event occurs, the Portfolio will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation (or underlying securities comprising the referenced index), or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation (or underlying securities comprising the referenced index). In return, the Portfolio would receive from the counterparty an upfront or periodic stream of payments throughout the life of the credit default swap agreement provided that no credit event has occurred. As the seller of protection, the Portfolio will effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the credit default swap.

The Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio. This would involve the risk that the investment may be worthless when it expires and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial

BHFTI-30

Brighthouse Funds Trust I

AB International Bond Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

instability). It would also involve credit risk, whereby the seller may fail to satisfy its payment obligations to the Portfolio in the event of a default. As the buyer of protection, if an underlying credit event occurs, the Portfolio will either receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation (or underlying securities comprising the referenced index), or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation (or underlying securities comprising the referenced index). If no credit event occurs and the Portfolio is a buyer of protection, the Portfolio will typically recover nothing under the credit default swap agreement, but it will have had to pay the required upfront payment or stream of continuing payments under the credit default swap agreement. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted obligation.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. An index credit default swap references all the names in the index, and if there is a credit event involving an entity in the index, the credit event is settled based on that entity’s weight in the index. A Portfolio may use credit default swaps on credit indices as a hedge for credit default swaps or bonds held in the portfolio, which is less expensive than it would be to buy many individual credit default swaps to achieve similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and may be used to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on a credit index or corporate or sovereign issuer, serve as some indication of the status of the payment/performance risk and the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity or index also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Wider credit spreads generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the particular swap agreement. When no implied credit spread is available for a credit default swap, the current unrealized appreciation/depreciation on the position may be used as an indicator of the current status of the payment/performance risk.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2022, for which the Portfolio is the seller of protection, are disclosed in the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swaps: The Portfolio may enter into interest rate swaps to manage its exposure to interest rates or to protect against currency fluctuations, to adjust its interest rate sensitivity (duration), to preserve a return or spread on a particular investment, or otherwise as a substitute for a direct investment in debt securities. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Other forms of interest rate swap agreements may include: (1) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; (2) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; (3) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels; and (4) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.

BHFTI-31

Brighthouse Funds Trust I

AB International Bond Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2022 by category of risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Unrealized appreciation on centrally cleared swap contracts (a) (b)	$3,557,223	Unrealized depreciation on centrally cleared swap contracts (a) (b)	$3,945,969
	Unrealized appreciation on futures contracts (b) (d)	591,306	Unrealized depreciation on futures contracts (b) (d)	341,638
Credit	Unrealized appreciation on centrally cleared swap contracts (a) (b)	1,723,188	Unrealized depreciation on centrally cleared swap contracts (a) (b)	49,799
			OTC swap contracts at market value (c)	3,239,346
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	9,719,662	Unrealized depreciation on forward foreign currency exchange contracts	1,400,679

Total		$15,591,379		$8,977,431

(a)	Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Schedule of Investments. Only the variation margin is reported within the Statement of Assets and Liabilities.
(b)	Financial instrument not subject to a master netting agreement.
(c)	Excludes OTC swap interest receivable of $17,979 and OTC swap interest payable of $8,566.
(d)	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.

The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 4), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2022.

Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Bank of America N.A.	$57,671	$(11,196)	$—	$46,475
Barclays Bank plc	144,616	(8,938)	—	135,678
BNP Paribas S.A.	109,700	(23,163)	—	86,537
Citibank N.A.	497,589	(2,242)	(380,000)	115,347
Deutsche Bank AG	24,817	(24,817)	—	—
Goldman Sachs International	4,465,628	(194,910)	—	4,270,718
HSBC Bank USA	130,702	(130,702)	—	—
JPMorgan Chase Bank N.A.	10,137	(10,137)	—	—
Morgan Stanley Capital Services LLC	1,553,301	(61,005)	—	1,492,296
NatWest Markets plc	1,104,792	(15,916)	—	1,088,876
Standard Chartered Bank	36,124	(11,881)	—	24,243
State Street Bank and Trust Co.	711,324	(348,076)	—	363,248
UBS AG	873,261	(300,742)	—	572,519

	$9,719,662	$(1,143,725)	$(380,000)	$8,195,937

The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2022.

Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Australia & New Zealand Banking Corp.	$21,974	$—	$—	$21,974
Bank of America N.A.	11,196	(11,196)	—	—
Barclays Bank plc	8,938	(8,938)	—	—
BNP Paribas S.A.	23,163	(23,163)	—	—
Citibank N.A.	2,242	(2,242)	—	—
Citigroup Global Markets, Inc.	2,430,097	—	(2,416,200)	13,897
Deutsche Bank AG	39,959	(24,817)	—	15,142
Goldman Sachs International	194,910	(194,910)	—	—

BHFTI-32

Brighthouse Funds Trust I

AB International Bond Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
HSBC Bank USA	$257,350	$(130,702)	$—	$126,648
JPMorgan Chase Bank N.A.	912,576	(10,137)	(844,700)	57,739
Morgan Stanley Capital Services LLC	61,005	(61,005)	—	—
NatWest Markets plc	15,916	(15,916)	—	—
Standard Chartered Bank	11,881	(11,881)	—	—
State Street Bank and Trust Co.	348,076	(348,076)	—	—
UBS AG	300,742	(300,742)	—	—

	$4,640,025	$(1,143,725)	$(3,260,900)	$235,400

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2022:

Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Credit	Foreign Exchange	Total
Purchased options . . . . . . . . . . . . . .	$—	$(306,336)	$—	$(306,336)
Forward foreign currency transactions . . . . .	—	—	33,200,817	33,200,817
Swap contracts . . . . . . . . . . . . . . . .	493,866	2,440,368	—	2,934,234
Futures contracts . . . . . . . . . . . . . . .	(7,980,110)	—	—	(7,980,110)
Written options . . . . . . . . . . . . . . . .	(99,902)	203,978	—	104,076

	$(7,586,146)	$2,338,010	$33,200,817	$27,952,681

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Credit	Foreign Exchange	Total
Forward foreign currency transactions . . . . .	$—	$—	$3,683,481	$3,683,481
Swap contracts . . . . . . . . . . . . . . . .	(545,271)	3,261,600	—	2,716,329
Futures contracts . . . . . . . . . . . . . . .	(276,156)	—	—	(276,156)
Written options . . . . . . . . . . . . . . . .	(1,313)	—	—	(1,313)

	$(822,740)	$3,261,600	$3,683,481	$6,122,341

For the six months ended June 30, 2022, the average notional par or face amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Purchased options . . . . . . . . . . . . . . . .	29,156,000
Forward foreign currency transactions . .	435,824,643
Futures contracts long . . . . . . . . . . . . .	89,968,392
Futures contracts short . . . . . . . . . . . . .	(19,497,162)
Swap contracts . . . . . . . . . . . . . . . . . .	185,036,665
Written options . . . . . . . . . . . . . . . . .	(33,581,000)

‡	Averages are based on activity levels during the period for which the amounts are outstanding.

4. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the COVID-19 pandemic. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The COVID-19 pandemic has resulted in travel restrictions and disruptions, closed borders, enhanced health

BHFTI-33

Brighthouse Funds Trust I

AB International Bond Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this pandemic, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. At this time, it is still not possible to estimate the severity or duration of the COVID-19 pandemic, including the severity, duration and frequency of any additional “waves” or emerging variants of COVID-19. It is also still not possible to estimate the duration or frequency of the utilization of any therapeutic treatments and vaccines for COVID-19 or variants thereof. It is likewise still not possible to predict or estimate the longer-term effects of the COVID-19 pandemic, or any actions taken to contain or address the pandemic, on the Portfolios, the financial markets, and economy at large. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

In late February 2022, Russian military forces invaded Ukraine, significantly amplifying already existing geopolitical tensions among Russia, Ukraine, Europe, NATO, and the West. Russia’s invasion, the responses of countries and political bodies to Russia’s actions, and the potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities such as oil and natural gas. Following Russia’s actions, various countries, including the U.S., Canada, the United Kingdom, Germany, and France, as well as the European Union, issued broad-ranging economic sanctions against Russia. Sanctions threatened or imposed by these jurisdictions, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or the Portfolio. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Portfolio. Sanctions, or the threat of new or modified sanctions, could impair the ability of the Portfolio to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Portfolio, even if the Portfolio does not have direct exposure to securities of Russian issuers.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (e.g., futures contracts and exchange-traded options), while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options).

For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar master agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Portfolio the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions

BHFTI-34

Brighthouse Funds Trust I

AB International Bond Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

traded under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to such counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency, which is segregated at a broker account registered with the Commodities Futures Trading Commission, or the applicable regulator. In a cleared derivative transaction, the Portfolio’s counterparty is a clearinghouse rather than a bank or broker. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

Foreign Investment Risk: The investments by the Portfolio in foreign securities, whether direct or indirect, involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation, unexpected market closures or other political, social or economic developments, such as the imposition of economic sanctions against one or more countries, organizations, entities and/or individuals, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, which is the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In 2017, the UK Financial Conduct Authority (FCA) announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. dollar LIBOR and the Sterling Overnight Interbank Average Rate for GBP LIBOR). Various financial industry groups have been planning for the transition away from LIBOR and markets are developing in response to these new rates, but there are concerns around liquidity of the new rates and obstacles to converting certain securities and transactions to new rates. Neither the effect of the transition process nor its ultimate success can yet be known. The transition away from and eventual elimination of LIBOR may adversely affect the interest rates on, and liquidity and value of, certain assets and liabilities of the Portfolio that are tied to LIBOR. These may include bank loans, floating rate securities, structured securities (including asset-backed and mortgage-backed securities), other debt securities, derivatives, and financing transactions tied to LIBOR, particularly insofar as the documentation governing such instruments does not include “fall back” provisions addressing the transition from LIBOR. The effect of any changes to, or discontinuation of, LIBOR on the Portfolio will vary depending on, among other things (1) existing fallback or termination provisions in individual contracts and (2) the extent to which industry participants adopt new reference rates and fallbacks for both legacy and new products and instruments. The Subadviser may have discretion to determine a successor or substitute reference rate, including any price or other adjustments to account for differences between the successor or substitute reference rate and previous rate. Such successor or substitute reference rate and any adjustments selected may negatively impact the Portfolio’s investments, performance or financial condition, and may expose the Portfolio to additional tax, accounting and

BHFTI-35

Brighthouse Funds Trust I

AB International Bond Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

regulatory risks. The transition away from LIBOR may affect the value, liquidity or return on certain Portfolio investments and may result in costs incurred in connection with closing out positions and entering into new trades, adversely impacting the Portfolio’s overall financial condition or results of operations. It is difficult to predict the full impact of the transition away from LIBOR and the adoption of alternative reference rates on the Portfolio.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2022 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$88,357,020	$321,903,476	$90,185,451	$378,896,575

6. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2022	% per annum	Average Daily Net Assets
$1,838,555	0.520%	First $500 million
	0.500%	Over $500 million

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. AllianceBernstein L.P. is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, the Adviser has agreed, for the period April 29, 2022 to April 30, 2023, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.020%	$1 billion to $1.5 billion
0.040%	Over $1.5 billion

An identical agreement was in place for the period April 30, 2021 to April 29, 2022. No fees were waived for the six months ended June 30, 2022.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E

BHFTI-36

Brighthouse Funds Trust I

AB International Bond Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2022 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. During the six months ended June 30, 2022, deferred compensation losses exceeded accrued Trustees’ fees and expenses. As such, changes in the value of participants’ deferral accounts in excess of the Trustees’ fees and expenses are reflected as a component of Miscellaneous expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2022 was as follows:

Cost basis of investments	$700,629,727

Gross unrealized appreciation	19,092,191
Gross unrealized (depreciation)	(137,821,013)

Net unrealized appreciation (depreciation)	$(118,728,822)

The tax character of distributions paid for the years ended December 31, 2021 and 2020 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2021	2020	2021	2020	2021	2020
$4,640,606	$29,082,769	$—	$—	$4,640,606	$29,082,769

As of December 31, 2021, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation (Depreciation)	Accumulated Capital Losses	Total
$68,109,420	$5,533,526	$(32,881,751)	$—	$40,761,195

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2021, the Portfolio had no accumulated capital losses.

9. Recent Accounting Pronouncement

In January 2021, the FASB issued Accounting Standards Update No. 2021-01 (“ASU 2021-01”), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, as regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate

BHFTI-37

Brighthouse Funds Trust I

AB International Bond Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective through December 31, 2022, for all entities. The expedients and exceptions provided by the amendments do not apply to contract modifications and hedging relationships entered into or evaluated after December 31, 2022, except for hedging transactions as of December 31, 2022, that an entity has elected certain optional expedients for and that are retained through the end of the hedging relationship. Management expects that the adoption of the guidance will not have a material impact on the Portfolio’s financial statements.

BHFTI-38

Brighthouse Funds Trust I

AB International Bond Portfolio

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Brighthouse Funds Trust I and Shareholders of AB International Bond Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the AB International Bond Portfolio (the “Fund”) (one of the funds constituting the Brighthouse Funds Trust I), as of June 30, 2022, the related statement of operations for the six months then ended, the statements of changes in net assets for the six months then ended and the year ended December 31, 2021, the financial highlights for the six months then ended and each of the two years in the period ended December 31, 2021 and for the period from April 29, 2019 (commencement of operations) to December 31, 2019, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the AB International Bond Portfolio as of June 30, 2022, and the results of its operations for the six months then ended, the changes in its net assets for the six months then ended and the year ended December 31, 2021, and the financial highlights for the six months then ended and each of the two years in the period ended December 31, 2021 and for the period from April 29, 2019 (commencement of operations) to December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2022, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

August 25, 2022

We have served as the auditor of one or more Brighthouse investment companies since 1983.

BHFTI-39

Brighthouse Funds Trust I

AB International Bond Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

For the period April 1, 2021 through March 31, 2022, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-40

Brighthouse Funds Trust I

Allspring Mid Cap Value Portfolio

Managed By Allspring Global Investments, LLC

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2022, the Class A and B shares of the Allspring Mid Cap Value Portfolio returned -12.38% and -12.48%, respectively. The Portfolio’s benchmark, the Russell Midcap Value Index¹, returned -16.23%.

MARKET ENVIRONMENT / CONDITIONS

The first calendar quarter of 2022 saw significant volatility around the Russia/Ukraine war, rising inflation, and Federal Reserve (the “Fed”) tightening. The war increased concerns around commodity supply issues driving higher inflation and causing future economic pressure. Continuing into the second calendar quarter, equity markets across all market caps and styles saw negative returns as investors expressed concerns around increased recession risks. The highest Consumer Price Index reading in over 40 years caused the Fed to raise the federal funds rates by 125 basis points (100 basis points equal 1.00%) during the quarter. The quarter also saw record-high gasoline prices, significantly higher mortgage rates, and falling consumer sentiment pressure stock prices.

Against this backdrop, the Energy sector held up the best within the Russell Midcap Value Index (the “Index”) during the six-month period, while the Information Technology (“IT”) and Consumer Discretionary sectors were the worst-performing sectors within the Index.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The Portfolio outperformed the Index over the six-month period. Stock selection drove the Portfolio’s outperformance relative to the Index, although sector allocation also benefitted the Portfolio. The Portfolio’s outperformance relative to the Index was primarily due to security selection in the IT and Financials sectors. Conversely, the Materials and Industrials sectors were the largest relative detractors primarily due to stock selection in Materials and an overweight in Industrials.

Within the IT sector, Amdocs Ltd. was a top relative contributor for the sector as well as for the Portfolio during the period. Amdocs is a provider of software and service solutions for the communications, entertainment, and media industries. The company saw recent acceleration of top-line growth due to a secular shift in customer spending toward 5G monetization, cloud deployments, and network automation. Additionally, the defensive characteristics of Amdocs’ business model, anchored by sticky managed service agreements, drove sustainable free cash flow and provided Amdocs a unique buffer in an uncertain macro environment. Taken together, we continue to see an attractive reward/risk profile.

LPL Financial Holdings Inc. within the Financials sector was another top relative contributor during the period. LPL is a wealth management firm offering brokerage and investment advisory services. We purchased the company in part because its management was using the balance sheet by actively investing in developing a suite of products and services designed to help financial advisors grow and operate their individual businesses. We expected this use of capital to develop this capability set would drive strong financial advisor recruitment and thus organic revenue growth. The company has executed as we expected and we’ve seen LPL deliver industry-leading organic growth rates, boosting the stock during our holding period. In addition, the reported free cash flow prior to our purchase was understated due to extremely low interest rates at the time of our initial investment. As rates rose, the company was able to capitalize on that through higher interest income. The Fed’s initiation of a rate-hiking cycle brought optimism to the level of interest income and thus future free cash flow, creating another positive driver of stock performance.

Within Materials, Freeport-McMoRan Inc., one of the world’s largest copper miners, was a detractor during the period. The demand for copper continues to grow as the “electrification of everything” requires more and more copper. However, economists commonly refer to the commodity as “‘Dr. Copper”’ because of its high correlation to economic trends. The recent concerns about a global recession have caused copper prices to fall and Freeport-McMoRan’s stock price followed suit. We expect this volatility from our position in the company; however, we maintain our investment thesis on the long-term view that demand should outstrip supply for several years to come. As society increases investments in sustainable energy, electric vehicles, and electric distribution, our view is that we will need more copper and believe Freeport-McMoRan is well positioned to benefit.

Industrials holding Stanley Black & Decker Inc., is the market leader in power tools with world-class franchises like DeWalt, Craftsman, Black & Decker, Lenox, and Irwin. The company is known for its combination of growing through innovation and acquisitions and generating strong free cash flow from both of these sources to pursue additional organic and inorganic growth opportunities. The company lowered guidance due to input costs moving higher, specifically commodity and transit inflation. Concerns over slowing U.S. housing demand and retail spending amid the accelerated rate-hike cycle also drove the underperformance and led to the CEO resigning. However, we believe there’s a clear path to margin improvement as the supply chain normalizes and the balance sheet, upon the divestiture of its security business, will help the company pursue additional inorganic growth opportunities.

The Portfolio made minor changes to positioning during the six-month period. Weights increased in the Health Care and Utilities sectors, while weights were reduced in the Consumer Discretionary and Consumer Staples sectors as reward/risk ratios dictated. As of June 30, 2022, the Portfolio was highly diversified across sectors and industries, with the goal being to own companies that present to us the best opportunity to deliver alpha over the next 3 to 5 years, while at the same time seeking relative protection of capital in times of market stress. At period-end, the Portfolio’s largest overweights were in the Industrials, Consumer Staples, and Consumer Discretionary sectors. Within Industrials, the Portfolio owned an eclectic group of

BHFTI-1

Brighthouse Funds Trust I

Allspring Mid Cap Value Portfolio

Managed By Allspring Global Investments, LLC

Portfolio Manager Commentary*—(Continued)

names that we believe possess strong competitive advantages, sustainable free cash flow and flexible balance sheets. The Portfolio’s largest underweights were in the Real Estate, Communication Services, and Materials sectors. In the Real Estate sector, we are not currently finding enough companies that present attractive valuations on a reward-to-risk basis, as such the Portfolio remained largely underweight the sector at period-end. Overall, these weights were driven by our bottom-up reward/risk process as well as our portfolio construction methodology that was designed to isolate active risk to security selection as much as possible.

James Tringas

Bryant VanCronkhite

Portfolio Managers

Allspring Global Investments, LLC

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The Russell Midcap Value Index is an unmanaged measure of performance of those Russell Midcap companies (the 800 smallest companies in the Russell 1000 Index) with lower price-to-book ratios and lower forecasted growth values.

BHFTI-2

Brighthouse Funds Trust I

Allspring Mid Cap Value Portfolio

A $10,000 INVESTMENT COMPARED TO THE RUSSELL MIDCAP VALUE INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2022

	6 Month	1 Year	5 Year	10 Year
Allspring Mid Cap Value Portfolio
Class A	-12.38	-4.12	8.15	10.15
Class B	-12.48	-4.35	7.88	9.87
Russell Midcap Value Index	-16.23	-10.00	6.27	10.62

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2022

Top Holdings

% of Net Assets
Carlisle Cos., Inc.	4.2
Republic Services, Inc.	3.5
Arch Capital Group, Ltd.	3.4
LKQ Corp.	3.3
Amdocs, Ltd.	3.2
Reynolds Consumer Products, Inc.	2.9
Brown & Brown, Inc.	2.8
American Electric Power Co., Inc.	2.8
Humana, Inc.	2.8
Keurig Dr Pepper, Inc.	2.7

Top Sectors

% of Net Assets
Industrials	20.8
Financials	18.9
Consumer Discretionary	11.2
Health Care	8.8
Consumer Staples	7.6
Utilities	7.3
Information Technology	7.3
Real Estate	6.2
Energy	5.5
Materials	4.1

BHFTI-3

Brighthouse Funds Trust I

Allspring Mid Cap Value Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2022 through June 30, 2022.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Allspring Mid Cap Value Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period** January 1, 2022 to June 30, 2022
Class A (a)	Actual	0.70%	$1,000.00	$876.20	$3.26
	Hypothetical*	0.70%	$1,000.00	$1,021.32	$3.51

Class B (a)	Actual	0.95%	$1,000.00	$875.20	$4.42
	Hypothetical*	0.95%	$1,000.00	$1,020.08	$4.76

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 5 of the Notes to Financial Statements.

BHFTI-4

Brighthouse Funds Trust I

Allspring Mid Cap Value Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—97.7% of Net Assets

Security Description	Shares	Value

Auto Components—2.9%
Aptiv plc (a)	44,037	$3,922,376
Lear Corp. (b)	61,087	7,690,242

		11,612,618

Banks—3.6%
Fifth Third Bancorp	190,448	6,399,053
PacWest Bancorp	60,154	1,603,706
Regions Financial Corp.	256,345	4,806,469
Zions Bancorp N.A.	31,837	1,620,503

		14,429,731

Beverages—2.7%
Keurig Dr Pepper, Inc. (b)	304,123	10,762,913

Building Products—5.4%
Builders FirstSource, Inc. (a) (b)	88,638	4,759,861
Carlisle Cos., Inc. (b)	70,148	16,738,014

		21,497,875

Capital Markets—0.5%
LPL Financial Holdings, Inc. (b)	10,065	1,856,791

Chemicals—0.3%
FMC Corp.	11,757	1,258,117

Commercial Services & Supplies—3.5%
Republic Services, Inc.	106,284	13,909,387

Communications Equipment—0.9%
Juniper Networks, Inc.	124,889	3,559,337

Construction & Engineering—2.2%
API Group Corp. (a) (b)	123,077	1,842,463
MasTec, Inc. (a) (b)	99,069	7,099,284

		8,941,747

Construction Materials—2.0%
Vulcan Materials Co. (b)	57,374	8,152,845

Consumer Finance—1.4%
Discover Financial Services	60,492	5,721,333

Containers & Packaging—0.7%
AptarGroup, Inc.	29,351	3,029,317

Distributors—3.3%
LKQ Corp.	267,007	13,107,374

Electric Utilities—5.2%
American Electric Power Co., Inc.	118,678	11,385,967
FirstEnergy Corp.	251,845	9,668,330

		21,054,297

Energy Equipment & Services—1.2%
Baker Hughes Co.	69,419	2,004,127
NOV, Inc.	163,898	2,771,515

		4,775,642

Equity Real Estate Investment Trusts—3.6%
American Campus Communities, Inc.	118,140	7,616,486
Gaming and Leisure Properties, Inc.	151,914	6,966,776

		14,583,262

Health Care Equipment & Supplies—3.7%
Alcon, Inc.	129,280	9,035,379
Zimmer Biomet Holdings, Inc.	55,122	5,791,118

		14,826,497

Health Care Providers & Services—4.1%
Humana, Inc.	23,903	11,188,277
Universal Health Services, Inc. - Class B	51,353	5,171,761

		16,360,038

Hotels, Restaurants & Leisure—1.7%
Wendy’s Co. (The) (b)	67,368	1,271,908
Yum China Holdings, Inc.	117,025	5,675,712

		6,947,620

Household Durables—2.7%
DR Horton, Inc. (b)	138,037	9,136,669
Helen of Troy, Ltd. (a) (b)	10,029	1,628,810

		10,765,479

Household Products—4.9%
Church & Dwight Co., Inc.	87,213	8,081,156
Reynolds Consumer Products, Inc. (b)	423,007	11,535,401

		19,616,557

Insurance—10.0%
Allstate Corp. (The)	55,658	7,053,538
Arch Capital Group, Ltd. (a) (b)	302,843	13,776,328
Axis Capital Holdings, Ltd. (b)	30,264	1,727,772
Brown & Brown, Inc.	195,191	11,387,443
Loews Corp.	102,466	6,072,135

		40,017,216

IT Services—4.9%
Amdocs, Ltd.	152,018	12,664,620
Euronet Worldwide, Inc. (a) (b)	70,343	7,075,802

		19,740,422

Life Sciences Tools & Services—1.0%
Charles River Laboratories International, Inc. (a)	18,002	3,851,888

Machinery—4.3%
Donaldson Co., Inc. (b)	126,238	6,077,097
Gates Industrial Corp. plc (a) (b)	313,809	3,392,275
Stanley Black & Decker, Inc.	73,974	7,756,914

		17,226,286

Metals & Mining—1.0%
Freeport-McMoRan, Inc.	139,886	4,093,064

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

Allspring Mid Cap Value Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Mortgage Real Estate Investment Trusts—2.0%
Annaly Capital Management, Inc. (b)	1,387,532	$8,200,314

Oil, Gas & Consumable Fuels—4.3%
Devon Energy Corp.	76,507	4,216,300
EOG Resources, Inc.	62,352	6,886,155
Valero Energy Corp.	58,485	6,215,786

		17,318,241

Professional Services—2.9%
Dun & Bradstreet Holdings, Inc. (a) (b)	156,584	2,353,457
Jacobs Engineering Group, Inc.	72,653	9,236,376

		11,589,833

Real Estate Management & Development—2.6%
CBRE Group, Inc. - Class A (a)	139,807	10,291,193

Software—1.5%
NCR Corp. (a)	188,026	5,849,489

Special Purpose Acquisition Companies—1.4%
Pershing Square Tontine Holdings, Ltd. - Class A (a) (b)	277,348	5,538,640

Specialty Retail—0.6%
Best Buy Co., Inc.	39,926	2,602,776

Trading Companies & Distributors—2.6%
AerCap Holdings NV (a)	251,669	10,303,329

Water Utilities—2.1%
American Water Works Co., Inc.	55,939	8,322,045

Total Common Stocks (Cost $338,403,226)		391,713,513

Mutual Funds—0.3%

Investment Company Securities—0.3%
SPDR S&P Oil & Gas Exploration & Production ETF (b) (Cost $929,414)	8,336	995,985

Warrants—0.0%

Special Purpose Acquisition Companies—0.0%
Liberty Media Acquisition Corp.,Expires 12/31/27 (a)	16,674	8,004
Pershing Square Tontine Holdings, Ltd., Expires 07/24/25 (a)	37,827	16,269

Total Warrants (Cost $250,947)		24,273

Short-Term Investment—2.0%
Security Description	Principal Amount*	Value

Repurchase Agreement—2.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/22 at 0.350%, due on 07/01/22 with a maturity value of $8,036,538; collateralized by U.S. Treasury Note at 3.000%, maturing 06/30/24, with a market value of $8,197,222.	8,036,460	8,036,460

Total Short-Term Investments (Cost $8,036,460)		8,036,460

Securities Lending Reinvestments (c)—13.4%

Certificates of Deposit—2.0%
Barclays Bank plc 1.970%, SOFR + 0.450%, 10/07/22 (d)	2,000,000	2,000,646
Commonwealth Bank of Australia 1.910%, SOFR + 0.400%, 11/25/22 (d)	1,000,000	999,959
Goldman Sachs Bank USA 1.710%, SOFR + 0.190%, 09/02/22 (d)	1,000,000	999,786
Mizuho Bank, Ltd. 1.800%, SOFR + 0.290%, 07/28/22 (d)	1,000,000	999,891
Norinchukin Bank 1.790%, SOFR + 0.280%, 08/16/22 (d)	2,000,000	1,999,870
Oversea-Chinese Banking Corp., Ltd. 1.960%, SOFR + 0.440%, 09/26/22 (d)	1,000,000	1,000,243

		8,000,395

Commercial Paper—1.2%
Liberty Street Funding LLC 1.550%, 07/01/22	2,000,000	1,999,904
Macquarie Bank Ltd. 1.960%, SOFR + 0.440%, 11/16/22 (d)	1,000,000	1,000,307
UBS AG 2.090%, SOFR + 0.570%, 03/23/23 (d)	2,000,000	2,000,000

		5,000,211

Repurchase Agreements—6.2%
Citigroup Global Markets, Inc. Repurchase Agreement dated 06/30/22 at 1.870%, due on 08/04/22 with a maturity value of $1,001,818; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.875%, maturity dates ranging from 09/30/26 - 02/15/48, and various Common Stock with an aggregate market value of $1,020,052.	1,000,000	1,000,000
National Bank of Canada
Repurchase Agreement dated 06/30/22 at 1.570%, due on 07/07/22 with a maturity value of $3,200,977; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.375%, maturity dates ranging from 07/31/22 - 08/15/51, and an aggregate market value of $3,268,490.	3,200,000	3,200,000

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

Allspring Mid Cap Value Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
National Bank of Canada Repurchase Agreement dated 06/30/22 at 1.700%, due on 07/07/22 with a maturity value of $5,401,785; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.000%, maturity dates ranging from 11/03/22 - 02/15/51, and various Common Stock with an aggregate market value of $5,955,158.	5,400,000	$5,400,000
Natwest Markets Securities, Inc. Repurchase Agreement dated 06/30/22 at 1.480%, due on 07/01/22 with a maturity value of $5,654,781; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 07/05/22 - 11/15/49, and an aggregate market value of $5,767,876.	5,654,548	5,654,548
NBC Global Finance, Ltd. Repurchase Agreement dated 06/30/22 at 1.735%, due on 07/07/22 with a maturity value of $1,000,337; collateralized by various Common Stock with an aggregate market value of $1,111,781.	1,000,000	1,000,000
Societe Generale
Repurchase Agreement dated 06/30/22 at 1.500%, due on 07/01/22 with a maturity value of $1,000,042; collateralized by U.S. Treasury Obligations with rates ranging from 0.375% - 3.000%, maturity dates ranging from 10/31/22 - 08/15/48, and an aggregate market value of $1,020,383.	1,000,000	1,000,000
Repurchase Agreement dated 06/30/22 at 1.500%, due on 07/01/22 with a maturity value of $600,025; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 01/31/23 - 02/15/32, and an aggregate market value of $612,230.	600,000	600,000
Repurchase Agreement dated 06/30/22 at 1.600%, due on 07/01/22 with a maturity value of $5,000,222; collateralized by various Common Stock with an aggregate market value of $5,556,861.	5,000,000	5,000,000
Repurchase Agreement dated 06/30/22 at 1.620%, due on 07/01/22 with a maturity value of $800,036; collateralized by various Common Stock with an aggregate market value of $889,098.	800,000	800,000
Repurchase Agreement dated 06/30/22 at 1.670%, due on 07/07/22 with a maturity value of $1,400,455; collateralized by various Common Stock with an aggregate market value of $1,556,556.	1,400,000	1,400,000

		25,054,548

Time Deposits—0.8%
First Abu Dhabi Bank USA NV 1.570%, 07/01/22	2,000,000	2,000,000
National Bank of Canada 1.620%, OBFR + 0.050%, 07/07/22 (d)	1,000,000	1,000,000

		3,000,000

Mutual Funds—3.2%
BlackRock Liquidity Funds FedFund, Institutional Shares 1.320% (e)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.380% (e)	8,000,000	8,000,000

		13,000,000

Total Securities Lending Reinvestments (Cost $54,054,548)		54,055,154

Total Investments—113.4% (Cost $401,674,595)		454,825,385
Other assets and liabilities (net)— (13.4)%		(53,724,072)

Net Assets—100.0%		$401,101,313

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of June 30, 2022, the market value of securities loaned was $52,814,852 and the collateral received consisted of cash in the amount of $54,054,462. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2022.
(d)	Variable or floating rate security. The stated rate represents the rate at June 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of June 30, 2022.

Glossary of Abbreviations

Index Abbreviations

(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

Allspring Mid Cap Value Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$391,713,513	$—	$—	$391,713,513
Total Mutual Funds*	995,985	—	—	995,985
Total Warrants*	24,273	—	—	24,273
Total Short-Term Investment*	—	8,036,460	—	8,036,460
Securities Lending Reinvestments
Certificates of Deposit	—	8,000,395	—	8,000,395
Commercial Paper	—	5,000,211	—	5,000,211
Repurchase Agreements	—	25,054,548	—	25,054,548
Time Deposits	—	3,000,000	—	3,000,000
Mutual Funds	13,000,000	—	—	13,000,000
Total Securities Lending Reinvestments	13,000,000	41,055,154	—	54,055,154
Total Investments	$405,733,771	$49,091,614	$—	$454,825,385

Collateral for Securities Loaned (Liability)	$—	$(54,054,462)	$—	$(54,054,462)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

Allspring Mid Cap Value Portfolio

Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets
Investments at value (a) (b)	$454,825,385
Receivable for:
Investments sold	401,281
Fund shares sold	16,682
Dividends and interest	712,857

Total Assets	455,956,205
Liabilities
Collateral for securities loaned	54,054,462
Payables for:
Investments purchased	203,324
Fund shares redeemed	72,797
Accrued Expenses:
Management fees	223,374
Distribution and service fees	27,441
Deferred trustees’ fees	167,434
Other expenses	106,060

Total Liabilities	54,854,892

Net Assets	$401,101,313

Net Assets Consist of:
Paid in surplus	$314,679,328
Distributable earnings (Accumulated losses)	86,421,985

Net Assets	$401,101,313

Net Assets
Class A	$271,287,204
Class B	129,814,109
Capital Shares Outstanding*
Class A	24,514,765
Class B	11,742,044
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$11.07
Class B	11.06

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $401,674,595.
(b)	Includes securities loaned at value of $52,814,852.

Statement of Operations

Six Months Ended June 30, 2022 (Unaudited)

Investment Income
Dividends (a)	$4,199,006
Interest	1,497
Securities lending income	68,500

Total investment income	4,269,003
Expenses
Management fees	1,661,614
Administration fees	15,464
Custodian and accounting fees	23,517
Distribution and service fees - Class B	183,998
Audit and tax services	22,267
Legal	20,427
Shareholder reporting	11,909
Insurance	1,854
Miscellaneous (b)	3,145

Total expenses	1,944,195
Less management fee waiver	(146,615)
Less broker commission recapture	(4,407)

Net expenses	1,793,173

Net Investment Income	2,475,830

Net Realized and Unrealized Gain (Loss)
Net realized gain on investments	31,954,657
Net change in unrealized depreciation on investments	(93,680,252)

Net realized and unrealized gain (loss)	(61,725,595)

Net Increase (Decrease) in Net Assets From Operations	$(59,249,765)

(a)	Net of foreign withholding taxes of $3,530.
(b)	Includes $19,894 in Trustees’ fees and expenses and $21,639 in deferred Trustee compensation losses.

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

Allspring Mid Cap Value Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$2,475,830	$3,224,748
Net realized gain (loss)	31,954,657	84,925,510
Net change in unrealized appreciation (depreciation)	(93,680,252)	48,262,004

Increase (decrease) in net assets from operations	(59,249,765)	136,412,262

From Distributions to Shareholders
Class A	(54,446,952)	(3,045,474)
Class B	(25,821,472)	(1,018,640)

Total distributions	(80,268,424)	(4,064,114)

Increase (decrease) in net assets from capital share transactions	19,526,118	(135,294,853)

Total increase (decrease) in net assets	(119,992,071)	(2,946,705)

Net Assets
Beginning of period	521,093,384	524,040,089

End of period	$401,101,313	$521,093,384

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Value	Shares	Value
Class A
Sales	365	$5,156	7,437	$107,444
Reinvestments	4,922,871	54,446,952	208,880	3,045,474
Redemptions	(2,992,305)	(45,582,753)	(7,605,519)	(108,249,795)

Net increase (decrease)	1,930,931	$8,869,355	(7,389,202)	$(105,096,877)

Class B
Sales	115,569	$1,680,604	477,122	$6,834,478
Reinvestments	2,336,785	25,821,472	69,962	1,018,640
Redemptions	(1,128,563)	(16,845,313)	(2,703,214)	(38,051,094)

Net increase (decrease)	1,323,791	$10,656,763	(2,156,130)	$(30,197,976)

Increase (decrease) derived from capital shares transactions		$19,526,118		$(135,294,853)

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

Allspring Mid Cap Value Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$15.80		$12.32	$13.02	$9.96	$12.70	$11.59

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.08		0.10	0.12	0.14	0.11	0.16
Net realized and unrealized gain (loss)	(2.04)		3.51	0.05	3.36	(1.63)	1.11

Total income (loss) from investment operations	(1.96)		3.61	0.17	3.50	(1.52)	1.27

Less Distributions
Distributions from net investment income	(0.10)		(0.13)	(0.13)	(0.11)	(0.15)	(0.16)
Distributions from net realized capital gains	(2.67)		0.00	(0.74)	(0.33)	(1.07)	0.00

Total distributions	(2.77)		(0.13)	(0.87)	(0.44)	(1.22)	(0.16)

Net Asset Value, End of Period	$11.07		$15.80	$12.32	$13.02	$9.96	$12.70

Total Return (%) (b)	(12.38	)(c)	29.35	2.93	35.78	(13.07)	11.03

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.76	(d)	0.77	0.78	0.78	0.77	0.77
Net ratio of expenses to average net assets (%) (e)	0.70	(d)	0.71	0.72	0.71	0.71	0.71
Ratio of net investment income (loss) to average net assets (%)	1.15	(d)	0.69	1.08	1.19	0.97	1.33
Portfolio turnover rate (%)	11	(c)	28	54	36	31	164
Net assets, end of period (in millions)	$271.3		$356.9	$369.4	$350.8	$305.9	$377.7

	Class B
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$15.76		$12.30	$12.99	$9.93	$12.66	$11.55

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.07		0.06	0.09	0.11	0.08	0.13
Net realized and unrealized gain (loss)	(2.04)		3.49	0.06	3.36	(1.62)	1.11

Total income (loss) from investment operations	(1.97)		3.55	0.15	3.47	(1.54)	1.24

Less Distributions
Distributions from net investment income	(0.06)		(0.09)	(0.10)	(0.08)	(0.12)	(0.13)
Distributions from net realized capital gains	(2.67)		0.00	(0.74)	(0.33)	(1.07)	0.00

Total distributions	(2.73)		(0.09)	(0.84)	(0.41)	(1.19)	(0.13)

Net Asset Value, End of Period	$11.06		$15.76	$12.30	$12.99	$9.93	$12.66

Total Return (%) (b)	(12.48	)(c)	28.95	2.72	35.53	(13.29)	10.79

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.01	(d)	1.02	1.03	1.03	1.02	1.02
Net ratio of expenses to average net assets (%) (e)	0.95	(d)	0.96	0.97	0.96	0.96	0.96
Ratio of net investment income (loss) to average net assets (%)	0.91	(d)	0.44	0.83	0.95	0.72	1.08
Portfolio turnover rate (%)	11	(c)	28	54	36	31	164
Net assets, end of period (in millions)	$129.8		$164.2	$154.6	$163.6	$141.4	$172.3

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

Allspring Mid Cap Value Portfolio

Notes to Financial Statements—June 30, 2022 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-four series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is Allspring Mid Cap Value Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A and B shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2022 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946- Financial Services- Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued in reference to similar instruments traded on active markets are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from third-party pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost

BHFTI-12

Brighthouse Funds Trust I

Allspring Mid Cap Value Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

In December 2020, the Securities and Exchange Commission adopted Rule 2a-5, Good Faith Determinations of Fair Value, under the 1940 Act, which is intended to address valuation practices and the role of the board of directors with respect to the fair value of the investments of a registered investment company. Among other things, Rule 2a-5 will permit the Portfolio’s Board to designate the Portfolio’s primary investment adviser to perform the Portfolio’s fair value determinations, which will be subject to the Board’s oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the investment adviser’s fair value determinations. Compliance with Rule 2a-5 will be required beginning in September 2022. The Portfolio’s valuation policies and related practices may be impacted as the Portfolio comes into compliance with Rule 2a-5.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed. As of June 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure.

Special Purpose Acquisition Companies - The Portfolio may invest in Special Purpose Acquisition Companies (“SPAC”). A SPAC is typically a publicly traded company that raises investment capital via an initial public offering (an “IPO”) for the purpose of acquiring one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transaction (each a

BHFTI-13

Brighthouse Funds Trust I

Allspring Mid Cap Value Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

“Transaction”). If the Portfolio purchases shares of a SPAC in an IPO it will generally bear a sales commission, which may be significant. The shares of a SPAC are often issued in “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares or partial shares. In some cases, the rights and warrants may be separated from the common stock at the election of the holder, after which they may become freely tradeable. After going public and until a Transaction is completed, a SPAC generally invests the proceeds of its IPO (less a portion retained to cover expenses) in U.S. Government securities, money market securities and cash. To the extent the SPAC is invested in cash or similar securities, this may impact the Portfolio’s ability to meet its investment objective(s). If a SPAC does not complete a Transaction within a specified period of time after going public, the SPAC is typically dissolved, at which point the invested funds are returned to the SPAC’s shareholders (less certain permitted expenses) and any rights or warrants issued by the SPAC expire worthless. SPACs generally provide their investors with the option of redeeming an investment in the SPAC at or around the time of effecting a Transaction. In some cases, the Portfolio may forfeit its right to receive additional warrants or other interests in the SPAC if it redeems its interest in the SPAC in connection with a Transaction. Because SPACs often do not have an operating history or ongoing business other than seeking a Transaction, the value of their securities may be particularly dependent on the quality of its management and on the ability of the SPAC’s management to identify and complete a profitable Transaction. Some SPACs may pursue Transactions only within certain industries or regions, which may increase the volatility of an investment in them. In addition, the securities issued by a SPAC, which may be traded in the OTC market, may become illiquid and/or may be subject to restrictions on resale. Other risks of investing in SPACs include that: a significant portion of the monies raised by the SPAC may be expended during the search for a target Transaction; an attractive Transaction may not be identified at all (or any requisite approvals may not be obtained) and the SPAC may be required to return any remaining monies to shareholders; a Transaction once identified or effected may prove unsuccessful and an investment in the SPAC may lose value; the warrants or other rights with respect to the SPAC held by the Portfolio may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; and an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2022, the Portfolio had direct investments in repurchase agreements with a gross value of $8,036,460. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $25,054,548. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2022.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur, any interest earned, and any dividends declared during the term of the loan, would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio generally receives cash, U.S. Government securities, letters of credit, or other collateral deemed appropriate by the Adviser. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, including repurchase agreements with respect to equity securities, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. The value of the securities on loan may change each business day. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

BHFTI-14

Brighthouse Funds Trust I

Allspring Mid Cap Value Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2022 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2022 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2022.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.

	Remaining Contractual Maturity of the Agreements As of June 30, 2022
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(53,570,277)	$—	$—	$—	$(53,570,277)
Mutual Funds	(484,185)	—	—	—	(484,185)
Total Borrowings	$(54,054,462)	$—	$—	$—	$(54,054,462)
Gross amount of recognized liabilities for securities lending transactions					$(54,054,462)

Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with Capital Institutional Services, Inc. (“CAPIS”). Under this arrangement, the Portfolio directs certain trades to CAPIS in return for a recapture credit. CAPIS issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as broker commission recapture on the Statement of Operations of the Portfolio. Additionally, these amounts have been excluded from the calculation of the net ratio of expenses to average net assets presented in the Financial Highlights for each share class.

3. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the COVID-19 pandemic. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The COVID-19 pandemic has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this pandemic, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. At this time, it is still not possible to estimate the severity or duration of the COVID-19 pandemic, including the severity, duration and frequency of any additional “waves” or emerging variants of COVID-19. It is also still not possible to estimate the duration or frequency of the utilization of any therapeutic treatments and vaccines for COVID-19 or variants thereof. It is likewise still not possible to predict or estimate the longer-term effects of the COVID-19 pandemic, or any actions taken to contain or address the pandemic, on the Portfolios, the financial markets, and economy at large. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

In late February 2022, Russian military forces invaded Ukraine, significantly amplifying already existing geopolitical tensions among Russia, Ukraine, Europe, NATO, and the West. Russia’s invasion, the responses of countries and political bodies to Russia’s actions, and the potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities such as oil and natural gas. Following Russia’s actions, various countries, including the U.S., Canada, the United Kingdom, Germany, and France, as well as the European Union,

BHFTI-15

Brighthouse Funds Trust I

Allspring Mid Cap Value Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

issued broad-ranging economic sanctions against Russia. Sanctions threatened or imposed by these jurisdictions, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or the Portfolio. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Portfolio. Sanctions, or the threat of new or modified sanctions, could impair the ability of the Portfolio to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Portfolio, even if the Portfolio does not have direct exposure to securities of Russian issuers.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, which is the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In 2017, the UK Financial Conduct Authority (FCA) announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. dollar LIBOR and the Sterling Overnight Interbank Average Rate for GBP LIBOR). Various financial industry groups have been planning for the transition away from LIBOR and markets are developing in response to these new rates, but there are concerns around liquidity of the new rates and obstacles to converting certain securities and transactions to new rates. Neither the effect of the transition process nor its ultimate success can yet be known. The transition away from and eventual elimination of LIBOR may adversely affect the interest rates on, and liquidity and value of, certain assets and liabilities of the Portfolio that are tied to LIBOR. These may include bank loans, floating rate securities, structured securities (including asset-backed and mortgage-backed securities), other debt securities, derivatives, and financing transactions tied to LIBOR, particularly insofar as the documentation governing such instruments does not include “fall back” provisions addressing the transition from LIBOR. The effect of any changes to, or discontinuation of, LIBOR on the Portfolio will vary depending on, among other things (1) existing fallback or termination provisions in individual contracts and (2) the extent to which industry participants adopt new reference rates and fallbacks for both legacy and new products and instruments. The Subadviser may have discretion to determine a successor or substitute reference rate, including any price or other adjustments to account for differences between the successor or substitute reference rate and previous rate. Such successor or substitute reference rate and any adjustments selected may negatively impact the Portfolio’s investments, performance or financial condition, and may expose the Portfolio to additional tax, accounting and regulatory risks. The transition away from LIBOR may affect the value, liquidity or return on certain Portfolio investments and may result in costs incurred in connection with closing out positions and entering into new trades, adversely impacting the Portfolio’s overall financial condition or results of operations. It is difficult to predict the full impact of the transition away from LIBOR and the adoption of alternative reference rates on the Portfolio.

BHFTI-16

Brighthouse Funds Trust I

Allspring Mid Cap Value Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2022 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$50,906,458	$0	$114,504,117

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2022	% per annum	Average Daily Net Assets
$1,661,614	0.750%	First $200 million
	0.700%	Over $200 million

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. Allspring Global Investments, LLC is compensated by Brighthouse Investment Advisers for providing subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, the Adviser has agreed, for the period April 29, 2022 to April 30, 2023, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.050%	Of the first $50 million
0.075%	On the next $50 million
0.100%	On the next $100 million
0.050%	On the next $300 million
0.100%	On amounts over $500 million

An identical agreement was in place for the period April 30, 2021 to April 29, 2022. Amounts waived for the six months ended June 30, 2022 are shown as management fee waivers in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2022 are shown as Distribution and service fees in the Statement of Operations.

BHFTI-17

Brighthouse Funds Trust I

Allspring Mid Cap Value Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

Deferred Trustee Compensation—Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. During the six months ended June 30, 2022, deferred compensation losses exceeded accrued Trustees’ fees and expenses. As such, changes in the value of participants’ deferral accounts in excess of the Trustees’ fees and expenses are reflected as a component of Miscellaneous expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

7. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2022 was as follows:

Cost basis of investments	$402,720,267

Gross unrealized appreciation	75,571,218
Gross unrealized (depreciation)	(23,466,100)

Net unrealized appreciation (depreciation)	$52,105,118

The tax character of distributions paid for the years ended December 31, 2021 and 2020 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2021	2020	2021	2020	2021	2020
$4,064,114	$10,705,696	$—	$25,867,367	$4,064,114	$36,573,063

As of December 31, 2021, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation (Depreciation)	Accumulated Capital Losses	Total
$20,391,927	$59,952,758	$145,785,370	$—	$226,130,055

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2021, the Portfolio had no accumulated capital losses.

During the year ended December 31, 2021, the Portfolio utilized accumulated short-term capital losses $4,522,821 and accumulated long-term capital losses of $3,652,699.

8. Recent Accounting Pronouncement

In January 2021, the FASB issued Accounting Standards Update No. 2021-01 (“ASU 2021-01”), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, as regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective through December 31, 2022, for all entities. The expedients and exceptions provided by the amendments do not apply to contract modifications and hedging relationships entered into or evaluated after December 31, 2022, except for hedging transactions as of December 31, 2022, that an entity has elected certain optional expedients for and that are retained through the end of the hedging relationship. Management expects that the adoption of the guidance will not have a material impact on the Portfolio’s financial statements.

BHFTI-18

Brighthouse Funds Trust I

Allspring Mid Cap Value Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

For the period April 1, 2021 through March 31, 2022, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-19

Brighthouse Funds Trust I

American Funds Balanced Allocation Portfolio

Managed by Brighthouse Investment Advisers, LLC

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2022, the Class B and C shares of the American Funds Balanced Allocation Portfolio returned -17.83% and -17.97%, respectively. The Portfolio’s benchmark, the Dow Jones Moderate Portfolio Index¹, returned -15.76%.

MARKET ENVIRONMENT / CONDITIONS

The threat of an economic downturn permeated global markets in the first six months of 2022, and panicked investors dragged down the Standard & Poor’s (“S&P”) 500 Index to its worst first half of the year since 1970. The fallout experienced by equities extended into fixed income markets as persistent inflationary pressures pushed the Bloomberg U.S. Aggregate Bond Index to a rare double-digit loss over the six-month period. Market resiliency was tested on several fronts. Food and energy costs have soared since the beginning of the year, and price levels have risen significantly as strong consumer demand for goods competed against a scarcity of supply. These dynamics spurred the U.S. Federal Reserve (the “Fed”) to raise interest rates swiftly and decisively to slow inflation. Globally, geopolitical tensions escalated over the Russia-Ukraine conflict and kept market volatility levels elevated for the period. As the economic picture appeared bleak, talks of a potential recession emerged from several market observers.

Consumers faced a relentless barrage of price increases in the period. In June, the headline Consumer Price Index (“CPI”) recorded its largest 12-month increase of 9.1% since November 1981. Within the CPI, the sting of energy’s massive price run-up was no doubt felt in the pockets of consumers. Looking back over the last 12 months ended June 2022, the gasoline index rose nearly 60%. While the market’s view of U.S. breakeven inflation (the difference between nominal and real yields) expectations eased in the second quarter after steadily climbing in the first quarter, the Fed remained firmly committed to controlling inflationary pressures as CPI data showed no sign of slowing down. At its Federal Open Markets Committee (“FOMC”) meeting in March, the Fed began its campaign to ratchet up rates and initiated a 0.25% increase to the Fed Funds rate. The Fed followed up with more aggressive rate hikes and implemented a 0.50% and a 0.75% increase in May and June, respectively.

The unemployment rate trended downward in the first quarter and then leveled off to end the second quarter at 3.6%. Tightness in labor markets supported non-farm payroll gains, with an estimated 2.8 million jobs added in the six-month span ended June 30, 2022. While the total number of employed has steadily increased since the second quarter of 2020, the economy still operated with approximately a half million less workers on the payrolls prior to the start of the COVID-19 crisis. Despite an improved jobs picture, economic growth slid as first quarter real gross domestic product (“GDP”) decreased 1.6% on an annualized basis, breaking a string of six straight quarterly gains.

As the outlook continued to diminish throughout the period, equity prices tumbled. In the U.S, the S&P 500 Index lost 19.96% in the period. Growth investors absorbed the brunt of the price declines as the Russell 1000 Growth Index fell 28.07%. Comparatively, the Russell 1000 Value Index reported a negative 12.86% return as investor sentiment favored value-oriented stocks in an inflationary environment. Outside the U.S., markets were not spared with the MSCI EAFE Index, a proxy for international stocks, sliding 19.57%. Emerging Market equities, as measured by the MSCI Emerging Markets Index, modestly outperformed developed markets, and delivered a negative 17.63% return during the period.

For much of the period, global bond markets spiraled downward as central bank policies took aim to stave off mounting inflation. In the U.S., the Fed raised its projected 2023 median Fed Funds Rate from 2.8% to 3.8%. Further, the Fed revised its projected median 2022 core personal consumption expenditures inflation forecast from 4.1% to 4.3% at its June FOMC meeting. The European Central Bank followed a similar course and raised its 2022 inflation forecast from 5.1% in March to 6.8% in June. The Bank of England pressed on with rate hikes and raised its base interest rate to 1.25%, marking its fifth hike since December 2021. A steep rise of 1.46% in the 10-year U.S. Treasury rate over the period roiled bond index returns. The Bloomberg U.S. Aggregate Bond Index fell 10.35%. Markets outside the U.S. performed poorly as well. The FTSE World Government Bond Index (“WGBI”) ex-U.S. returned a negative 18.74% to finish the first six months of 2022.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The American Funds Balanced Allocation Portfolio invested all its assets in funds of the American Funds Insurance Series (“AFIS”) and American Funds retail mutual funds to maintain a broad asset allocation of approximately 35% to fixed income and 65% to equities.

Over the six-month period, the Portfolio underperformed the Dow Jones Moderate Portfolio Index. Performance weakness within the underlying international equity funds offset strength in the underlying fixed income and domestic equity funds.

The international equity funds detracted from performance. During the period the American Funds SMALLCAP World Fund underperformed its benchmark by 9.5%. Weak security selection in the Information Technology (“IT”), Industrials, Consumer Discretionary and Financials sectors were all leading detractors during the period. An overweight to IT and an underweight to Energy depressed results further. At the country level, selection in the U.S. was the largest source of relative underperformance. The AFIS International Fund lagged its benchmark by 4.1%. Negative security selection across the Consumer Discretionary, Industrials, IT, Communication Services, and Financials sectors were mainly responsible for the underperformance. Regionally, selection fared worst in the U.S., Asia Pacific ex-Japan, and Japan. The AFIS New World Fund lost 3.5% relative to its benchmark. Security selection was weakest in the

BHFTI-1

Brighthouse Funds Trust I

American Funds Balanced Allocation Portfolio

Managed by Brighthouse Investment Advisers, LLC

Portfolio Manager Commentary*—(Continued)

Health Care, Communication Services, and IT sectors. By region, selection in emerging markets and the U.S. were leading detractors in the period. The American Funds International Growth and Income Fund underperformed its benchmark by 0.7%. At the sector level, security selection was weakest in Financials, Energy, and Consumer Discretionary. Exposure to Russia during the period was a leading detractor on a country basis.

The domestic equity funds were additive to performance for the period. The largest relative contributor was the American Funds American Mutual Fund, which outperformed its benchmark by 11.7%. Both security selection and sector allocation impacts were positive to results. Namely, selections in the Industrials, Health Care, and Communication Services sectors were the strongest, while an overweight to Energy and underweights positions to the Consumer Discretionary and IT sectors were primary contributors to allocation results. The AFIS Washington Mutual Investors Fund outpaced its benchmark by 7.1%. An overweight position and security selection in Health Care was a primary contributor. Other notable contributors included robust selection in the Industrials and Communication Services sectors and an underweight to Consumer Discretionary and an overweight to Energy. The AFIS Growth-Income Fund added 0.3% over its benchmark. Positive security selection in the IT and Industrials sectors and an allocation to cash lifted relative returns. On the negative side, the AFIS Growth Fund lost 9.8% versus its benchmark. Security selection and an overweight in Communication Services were key detractors in the period. Relative weakness from selection in IT and an overweight to Consumer Discretionary pressured results further.

Contribution from the fixed income funds was positive during the period. The American Funds U.S. Government Securities Fund outperformed its benchmark by 1.8%. A lower duration profile benefitted results as interest rates rose during the period. An overweight allocation to Treasury Inflation-Protected Securities (“TIPS”) and security selection in agency mortgages were further contributors. The AFIS Bond Fund of America Fund outpaced its benchmark by 0.4%. Interest rate positioning was the primary contributor to performance as both a shorter duration and positioning along the yield curve positively impacted relative returns. The American Funds High-Income Trust Fund added 2% over its benchmark. Positive security selection in the energy, communications, and consumer non-cyclical industries boosted relative results. An allocation to U.S. Treasuries and cash aided results. Conversely, the AFIS Capital World Bond Fund lagged its benchmark by 2.1%. Allocations to Russian and Ukrainian debt during the period were meaningful detractors as the Russia-Ukraine conflict negatively impacted bond prices.

Investment Committee

Brighthouse Investment Advisers, LLC

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the advisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The Dow Jones Moderate Portfolio Index is a member of the Dow Jones Relative Risk Index Series and is designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent an investor’s desired risk profile. The Dow Jones Moderate Portfolio Index level is set to 60% of the Dow Jones Global Stock CMAC Index’s downside risk.

BHFTI-2

Brighthouse Funds Trust I

American Funds Balanced Allocation Portfolio

A $10,000 INVESTMENT COMPARED TO THE DOW JONES MODERATE PORTFOLIO INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2022

	6 Month	1 Year	5 Year	10 Year
American Funds Balanced Allocation Portfolio
Class B	-17.83	-14.52	5.88	7.75
Class C	-17.97	-14.79	5.57	7.43
Dow Jones Moderate Portfolio Index	-15.76	-14.07	4.54	6.19

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class B shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2022

Top Holdings

% of Net Assets
American Funds The Bond Fund of America (Class 1)	13.8
American Funds U.S. Government Securities Fund (Class R-6)	11.8
American Funds Growth-Income Fund (Class 1)	9.0
American Funds International Growth & Income Fund (Class R-6)	8.7
American Funds Washington Mutual Investors Fund (Class 1)	8.2
American Funds Fundamental Investors Fund (Class R-6)	7.9
American Funds Growth Fund (Class 1)	7.7
American Funds AMCAP Fund (Class R-6)	7.4
American Funds American Mutual Fund (Class R-6)	7.3
American Funds International Fund (Class 1)	6.4

Asset Allocation

% of Net Assets
U.S. Large Cap Equities	47.6
Investment Grade Fixed Income	25.6
International Developed Market Equities	15.0
High Yield Fixed Income	4.1
Global Fixed Income	3.1
Global Equities	2.8
Emerging Market Equities	1.9

BHFTI-3

Brighthouse Funds Trust I

American Funds Balanced Allocation Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2022 through June 30, 2022.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

American Funds Balanced Allocation Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period** January 1, 2022 to June 30, 2022
Class B (a)	Actual	0.67%	$1,000.00	$821.70	$3.03
	Hypothetical*	0.67%	$1,000.00	$1,021.47	$3.36

Class C (a)	Actual	0.97%	$1,000.00	$820.30	$4.38
	Hypothetical*	0.97%	$1,000.00	$1,019.98	$4.86

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio reflects the expenses of both the Portfolio and the Underlying Portfolios in which it invests.

BHFTI-4

Brighthouse Funds Trust I

American Funds Balanced Allocation Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	9,824,571	$298,568,720
American Funds American Mutual Fund (Class R-6)	6,083,013	293,809,541
American Funds Capital World Bond Fund (Class 1) (a)	12,741,897	123,723,819
American Funds Fundamental Investors Fund (Class R-6)	5,421,678	318,523,609
American Funds Growth Fund (Class 1)	4,031,025	308,816,830
American Funds Growth-Income Fund (Class 1)	7,425,184	362,274,738
American Funds High-Income Trust Fund (Class R-6)	18,368,205	165,313,845
American Funds International Fund (Class 1) (a)	16,848,257	255,588,053
American Funds International Growth & Income Fund (Class R-6) (a)	11,138,305	348,963,089
American Funds New World Fund (Class 1)	3,483,589	76,673,784
American Funds SMALLCAP World Fund (Class R-6)	1,951,975	110,559,870
American Funds The Bond Fund of America (Class 1) (a)	55,962,926	555,152,225

Investment Company Securities—(Continued)
American Funds U.S. Government Securities Fund (Class R-6)	36,722,949	475,194,964
American Funds Washington Mutual Investors Fund (Class 1) (a)	26,948,769	330,391,912

Total Mutual Funds (Cost $4,307,892,010)		4,023,554,999

Total Investments—100.1% (Cost $4,307,892,010)		4,023,554,999
Other assets and liabilities (net)—(0.1)%		(2,305,227)

Net Assets—100.0%		$4,021,249,772

(a)	Affiliated Issuer. (See Note 6 of the Notes to Financial Statements for a summary of transactions in securities of affiliated issuers.)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$4,023,554,999	$—	$—	$4,023,554,999
Total Investments	$4,023,554,999	$—	$—	$4,023,554,999

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

American Funds Balanced Allocation Portfolio

Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets
Investments at value (a)	$2,409,735,901
Affiliated investments at value (b)	1,613,819,098
Receivable for:
Investments sold	858,053
Affiliated investments sold	758,245
Fund shares sold	612,102
Dividends	1,722,574

Total Assets	4,027,505,973
Liabilities
Payables for:
Investments purchased	1,722,574
Fund shares redeemed	2,228,400
Accrued Expenses:
Management fees	199,651
Distribution and service fees	1,854,157
Deferred trustees’ fees	167,433
Other expenses	83,986

Total Liabilities	6,256,201

Net Assets	$4,021,249,772

Net Assets Consist of:
Paid in surplus	$3,996,153,861
Distributable earnings (Accumulated losses)	25,095,911

Net Assets	$4,021,249,772

Net Assets
Class B	$11,741,379
Class C	4,009,508,393
Capital Shares Outstanding*
Class B	1,425,026
Class C	490,516,201
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$8.24
Class C	8.17

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $2,437,306,957.
(b)	Identified cost of affiliated investments was $1,870,585,053.

Statement of Operations

Six Months Ended June 30, 2022 (Unaudited)

Investment Income
Dividends from Underlying Portfolios	$19,119,477
Dividends from Affiliated Underlying Portfolios	11,911,106

Total investment income	31,030,583
Expenses
Management fees	1,306,819
Administration fees	15,001
Custodian and accounting fees	13,673
Distribution and service fees—Class B	16,383
Distribution and service fees—Class C	12,293,422
Audit and tax services	15,874
Legal	20,427
Shareholder reporting	22,402
Insurance	17,537
Miscellaneous (a)	13,454

Total expenses	13,734,992

Net Investment Income	17,295,591

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on :
Investments	33,795,689
Affiliated investments	14,696,298
Capital gain distributions from Underlying Portfolios	121,679,420
Capital gain distributions from affiliated investments	124,607,089

Net realized gain (loss)	294,778,496

Net change in unrealized appreciation (depreciation) on:
Investments	(733,553,968)
Affiliated investments	(474,460,778)

Net change in unrealized appreciation (depreciation)	(1,208,014,746)

Net realized and unrealized gain (loss)	(913,236,250)

Net Increase (Decrease) in Net Assets From Operations	$(895,940,659)

(a)	Includes $19,894 in Trustees’ fees and expenses and $21,639 in deferred Trustee compensation losses.

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

American Funds Balanced Allocation Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$17,295,591	$41,834,739
Net realized gain (loss)	294,778,496	583,402,434
Net change in unrealized appreciation (depreciation)	(1,208,014,746)	(44,798,736)

Increase (decrease) in net assets from operations	(895,940,659)	580,438,437

From Distributions to Shareholders
Class B	(1,853,881)	(658,673)
Class C	(622,920,967)	(227,356,181)

Total distributions	(624,774,848)	(228,014,854)

Increase (decrease) in net assets from capital share transactions	459,000,504	(192,045,230)

Total increase (decrease) in net assets	(1,061,715,003)	160,378,353

Net Assets
Beginning of period	5,082,964,775	4,922,586,422

End of period	$4,021,249,772	$5,082,964,775

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Value	Shares	Value
Class B
Sales	46,057	$457,801	92,661	$1,062,347
Reinvestments	224,441	1,853,881	58,084	658,673
Redemptions	(77,748)	(779,536)	(89,663)	(1,019,669)

Net increase (decrease)	192,750	$1,532,146	61,082	$701,351

Class C
Sales	5,386,853	$55,592,909	12,474,207	$142,894,912
Reinvestments	76,058,726	622,920,967	20,191,490	227,356,181
Redemptions	(21,019,169)	(221,045,518)	(49,102,569)	(562,997,674)

Net increase (decrease)	60,426,410	$457,468,358	(16,436,872)	$(192,746,581)

Increase (decrease) derived from capital shares transactions		$459,000,504		$(192,045,230)

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

American Funds Balanced Allocation Portfolio

Financial Highlights

Selected per share data
	Class B
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.89		$11.09	$10.39	$9.54	$10.67	$9.76

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.06		0.13	0.13	0.18	0.17	0.16
Net realized and unrealized gain (loss)	(2.18)		1.23	1.37	1.63	(0.54)	1.46

Total income (loss) from investment operations	(2.12)		1.36	1.50	1.81	(0.37)	1.62

Less Distributions
Distributions from net investment income	(0.18)		(0.17)	(0.21)	(0.22)	(0.19)	(0.19)
Distributions from net realized capital gains	(1.35)		(0.39)	(0.59)	(0.74)	(0.57)	(0.52)

Total distributions	(1.53)		(0.56)	(0.80)	(0.96)	(0.76)	(0.71)

Net Asset Value, End of Period	$8.24		$11.89	$11.09	$10.39	$9.54	$10.67

Total Return (%) (b)	(17.83	)(c)	12.55	15.84	19.88	(3.95)	17.19

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.31	(e)	0.31	0.32	0.32	0.31	0.31
Ratio of net investment income (loss) to average net assets (%) (f)	1.07	(e)	1.16	1.26	1.84	1.64	1.55
Portfolio turnover rate (%)	5	(c)	21	20	6	7	6
Net assets, end of period (in millions)	$11.7		$14.7	$13.0	$10.7	$8.9	$9.7

	Class C
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.78		$11.00	$10.30	$9.46	$10.59	$9.69

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.04		0.10	0.09	0.15	0.14	0.12
Net realized and unrealized gain (loss)	(2.16)		1.21	1.38	1.62	(0.54)	1.46

Total income (loss) from investment operations	(2.12)		1.31	1.47	1.77	(0.40)	1.58

Less Distributions
Distributions from net investment income	(0.14)		(0.14)	(0.18)	(0.19)	(0.16)	(0.16)
Distributions from net realized capital gains	(1.35)		(0.39)	(0.59)	(0.74)	(0.57)	(0.52)

Total distributions	(1.49)		(0.53)	(0.77)	(0.93)	(0.73)	(0.68)

Net Asset Value, End of Period	$8.17		$11.78	$11.00	$10.30	$9.46	$10.59

Total Return (%) (b)	(17.97	)(c)	12.14	15.57	19.53	(4.31)	16.86

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.61	(e)	0.61	0.62	0.62	0.61	0.61
Ratio of net investment income (loss) to average net assets (%) (f)	0.77	(e)	0.83	0.91	1.49	1.36	1.22
Portfolio turnover rate (%)	5	(c)	21	20	6	7	6
Net assets, end of period (in millions)	$4,009.5		$5,068.3	$4,909.6	$4,645.7	$4,279.2	$4,960.9

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(e)	Computed on an annualized basis.
(f)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

American Funds Balanced Allocation Portfolio

Notes to Financial Statements—June 30, 2022 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-four series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is American Funds Balanced Allocation Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class B and C shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

The Portfolio is designed on established principles of asset allocation to achieve a specific risk profile. The Portfolio will invest substantially all of its assets in certain funds of the American Funds Insurance Series (“AFIS”) and other funds within the American Funds family not part of AFIS (“Underlying Portfolios”). AFIS is an open-end diversified investment management company advised by Capital Research and Management Company, an indirect, wholly owned subsidiary of The Capital Group Companies, Inc.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2022 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.

Investments in the Underlying Portfolios are valued at their closing daily NAV. The NAV of the Portfolio is calculated based on the NAVs of the Underlying Portfolios in which the Portfolio invests. For information about the use of fair value pricing by the Underlying Portfolios, please refer to the prospectus of the Underlying Portfolios.

In December 2020, the Securities and Exchange Commission adopted Rule 2a-5, Good Faith Determinations of Fair Value, under the 1940 Act, which is intended to address valuation practices and the role of the board of directors with respect to the fair value of the investments of a registered investment company. Among other things, Rule 2a-5 will permit the Portfolio’s Board to designate the Portfolio’s primary investment adviser to perform the Portfolio’s fair value determinations, which will be subject to the Board’s oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the investment adviser’s fair value determinations. Compliance with Rule 2a-5 will be required beginning in September 2022. The Portfolio’s valuation policies and related practices may be impacted as the Portfolio comes into compliance with Rule 2a-5.

Investment Transactions and Related Investment Income - The Portfolio’s security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Capital gains distributions received from the Underlying Portfolios are recorded as net realized gain in the Statement of Operations.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP.

BHFTI-9

Brighthouse Funds Trust I

American Funds Balanced Allocation Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed. As of June 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure.

3. Certain Risks

In the normal course of business, the Underlying Portfolios invest in securities and enter into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Underlying Portfolios may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Underlying Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the COVID-19 pandemic. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The COVID-19 pandemic has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this pandemic, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. At this time, it is still not possible to estimate the severity or duration of the COVID-19 pandemic, including the severity, duration and frequency of any additional “waves” or emerging variants of COVID-19. It is also still not possible to estimate the duration or frequency of the utilization of any therapeutic treatments and vaccines for COVID-19 or variants thereof. It is likewise still not possible to predict or estimate the longer-term effects of the COVID-19 pandemic, or any actions taken to contain or address the pandemic, on the Portfolios, the financial markets, and economy at large. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

In late February 2022, Russian military forces invaded Ukraine, significantly amplifying already existing geopolitical tensions among Russia, Ukraine, Europe, NATO, and the West. Russia’s invasion, the responses of countries and political bodies to Russia’s actions, and the potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities such as oil and natural gas. Following Russia’s actions, various countries, including the U.S., Canada, the United Kingdom, Germany, and France, as well as the European Union, issued broad-ranging economic sanctions against Russia. Sanctions threatened or imposed by these jurisdictions, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or the Portfolio. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Portfolio. Sanctions, or the threat of new or modified sanctions, could impair the ability of the Portfolio to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Portfolio, even if the Portfolio does not have direct exposure to securities of Russian issuers.

Credit and Counterparty Risk: The Underlying Portfolios may be exposed to counterparty risk, or the risk that an entity with which the Underlying Portfolios have unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Underlying Portfolios to credit

BHFTI-10

Brighthouse Funds Trust I

American Funds Balanced Allocation Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

and counterparty risk consist principally of cash due from counterparties and investments. The Underlying Portfolios manage counterparty risk by entering into agreements only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of their trading partners, (ii) monitoring and/or limiting the amount of their net exposure to each individual counterparty based on the adviser’s assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Underlying Portfolios restrict their exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom the Underlying Portfolios undertake a significant volume of transactions. Master Agreements govern the terms of certain transactions and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio and in the Underlying Portfolios in which it invests.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of shares of the Underlying Portfolios by the Portfolio, for the six months ended June 30, 2022 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$304,242,317	$0	$206,960,015

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2022	% per annum	Average Daily Net Assets
$1,306,819	0.100%	First $500 million
	0.075%	$500 million to $1 billion
	0.050%	Over $1 billion

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2022 are shown as Distribution and service fees in the Statement of Operations.

BHFTI-11

Brighthouse Funds Trust I

American Funds Balanced Allocation Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. During the six months ended June 30, 2022, deferred compensation losses exceeded accrued Trustees’ fees and expenses. As such, changes in the value of participants’ deferral accounts in excess of the Trustees’ fees and expenses are reflected as a component of Miscellaneous expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Transactions in Securities of Affiliated Issuers

Issuers in which the Portfolio owns 5% or more of the outstanding shares are considered affiliates of the Portfolio.

A summary of the Portfolio’s transactions in the securities of affiliated issuers during the six months ended June 30, 2022 is as follows:

Security Description	Market Value December 31, 2021	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2022
American Funds Capital World Bond Fund (Class 1)	$149,086,125	$2,521,635	$(1,736,407)	$(188,951)	$(25,958,583)	$123,723,819
American Funds High-Income Trust Fund (Class R-6)**	203,424,714	4,734,998	(14,330,753)	1,484,675	(29,999,789)	165,313,845
American Funds International Fund (Class 1)	320,245,669	47,086,068	(81,282)	9,243	(111,671,645)	255,588,053
American Funds International Growth & Income Fund (Class R-6)	434,774,579	5,753,761	(3,910,759)	(113,500)	(87,540,992)	348,963,089
American Funds The Bond Fund of America (Class 1)	640,756,604	9,804,071	(22,350,580)	(1,235,938)	(71,821,932)	555,152,225
American Funds Washington Mutual Investors Fund (Class 1)	426,051,486	80,026,502	(44,783,760)	16,225,444	(147,127,760)	330,391,912

	$2,174,339,177	$149,927,035	$(87,193,541)	$16,180,973	$(474,120,701)	$1,779,132,943

	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held June 30, 2022
American Funds Capital World Bond Fund (Class 1)	$2,039,000	$373,232	12,741,897
American Funds High-Income Trust Fund (Class R-6)**	—	4,734,998	18,368,205
American Funds International Fund (Class 1)	37,707,462	1,334,918	16,848,257
American Funds International Growth & Income Fund (Class R-6)	—	5,254,043	11,138,305
American Funds The Bond Fund of America (Class 1)	6,485,269	3,298,350	55,962,926
American Funds Washington Mutual Investors Fund (Class 1)	78,375,358	1,650,563	26,948,769

	$124,607,089	$16,646,104

**	not an affiliated issuer as of June 30, 2022.

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2022 was as follows:

Cost basis of investments	$4,309,527,085

Gross unrealized appreciation	107,433,592
Gross unrealized (depreciation)	(393,405,678)

Net unrealized appreciation (depreciation)	$(285,972,086)

BHFTI-12

Brighthouse Funds Trust I

American Funds Balanced Allocation Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

The tax character of distributions paid for the years ended December 31, 2021 and 2020 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2021	2020	2021	2020	2021	2020
$59,715,955	$76,643,668	$168,298,899	$254,060,187	$228,014,854	$330,703,855

As of December 31, 2021, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation (Depreciation)	Accumulated Capital Losses	Total
$59,873,142	$564,085,496	$922,042,660	$—	$1,546,001,298

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2021, the Portfolio had no accumulated capital losses.

BHFTI-13

Brighthouse Funds Trust I

American Funds Balanced Allocation Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

For the period April 1, 2021 through March 31, 2022, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-14

Brighthouse Funds Trust I

American Funds Growth Allocation Portfolio

Managed by Brighthouse Investment Advisers, LLC

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2022, the Class B and C shares of the American Funds Growth Allocation Portfolio returned -20.61% and -20.68%, respectively. The Portfolio’s benchmark, the Dow Jones Moderately Aggressive Portfolio Index¹, returned -17.51%.

MARKET ENVIRONMENT / CONDITIONS

The threat of an economic downturn permeated global markets in the first six months of 2022, and panicked investors dragged down the Standard & Poor’s (“S&P”) 500 Index to its worst first half of the year since 1970. The fallout experienced by equities extended into fixed income markets as persistent inflationary pressures pushed the Bloomberg U.S. Aggregate Bond Index to a rare double-digit loss over the six-month period. Market resiliency was tested on several fronts. Food and energy costs have soared since the beginning of the year, and price levels have risen significantly as strong consumer demand for goods competed against a scarcity of supply. These dynamics spurred the U.S. Federal Reserve (the “Fed”) to raise interest rates swiftly and decisively to slow inflation. Globally, geopolitical tensions escalated over the Russia-Ukraine conflict and kept market volatility levels elevated for the period. As the economic picture appeared bleak, talks of a potential recession emerged from several market observers.

Consumers faced a relentless barrage of price increases in the period. In June, the headline Consumer Price Index (“CPI”) recorded its largest 12-month increase of 9.1% since November 1981. Within the CPI, the sting of energy’s massive price run-up was no doubt felt in the pockets of consumers. Looking back over the last 12 months ended June 2022, the gasoline index rose nearly 60%. While the market’s view of U.S. breakeven inflation (the difference between nominal and real yields) expectations eased in the second quarter after steadily climbing in the first quarter, the Fed remained firmly committed to controlling inflationary pressures as CPI data showed no sign of slowing down. At its Federal Open Markets Committee (“FOMC”) meeting in March, the Fed began its campaign to ratchet up rates and initiated a 0.25% increase to the Fed Funds rate. The Fed followed up with more aggressive rate hikes and implemented a 0.50% and a 0.75% increase in May and June, respectively.

The unemployment rate trended downward in the first quarter and then leveled off to end the second quarter at 3.6%. Tightness in labor markets supported non-farm payroll gains, with an estimated 2.8 million jobs added in the six-month span ended June 30, 2022. While the total number of employed has steadily increased since the second quarter of 2020, the economy still operated with approximately a half million less workers on the payrolls prior to the start of the COVID-19 crisis. Despite an improved jobs picture, economic growth slid as first quarter real gross domestic product (“GDP”) decreased 1.6% on an annualized basis, breaking a string of six straight quarterly gains.

As the outlook continued to diminish throughout the period, equity prices tumbled. In the U.S, the S&P 500 Index lost 19.96% in the period. Growth investors absorbed the brunt of the price declines as the Russell 1000 Growth Index fell 28.07%. Comparatively, the Russell 1000 Value Index reported a negative 12.86% return as investor sentiment favored value-oriented stocks in an inflationary environment. Outside the U.S., markets were not spared with the MSCI EAFE Index, a proxy for international stocks, sliding 19.57%. Emerging Market equities, as measured by the MSCI Emerging Markets Index, modestly outperformed developed markets, and delivered a negative 17.63% return during the period.

For much of the period, global bond markets spiraled downward as central bank policies took aim to stave off mounting inflation. In the U.S., the Fed raised its projected 2023 median Fed Funds Rate from 2.8% to 3.8%. Further, the Fed revised its projected median 2022 core personal consumption expenditures inflation forecast from 4.1% to 4.3% at its June FOMC meeting. The European Central Bank followed a similar course and raised its 2022 inflation forecast from 5.1% in March to 6.8% in June. The Bank of England pressed on with rate hikes and raised its base interest rate to 1.25%, marking its fifth hike since December 2021. A steep rise of 1.46% in the 10-year U.S. Treasury rate over the period roiled bond index returns. The Bloomberg U.S. Aggregate Bond Index fell 10.35%. Markets outside the U.S. performed poorly as well. The FTSE World Government Bond Index (“WGBI”) ex-U.S. returned a negative 18.74% to finish the first six months of 2022.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The American Funds Growth Allocation Portfolio invested all its assets in funds of the American Funds Insurance Series (“AFIS”) and American Funds retail mutual funds to maintain a broad asset allocation of approximately 15% to fixed income and 85% to equities.

Over the six month period, the Portfolio underperformed the Dow Jones Moderately Aggressive Portfolio Index. Performance weakness within the underlying international equity funds offset strength in the underlying fixed income and domestic equity funds.

The international equity funds detracted from performance. During the period the American Funds SMALLCAP World Fund underperformed its benchmark by 9.5%. Weak security selection in the Information Technology (“IT”), Industrials, Consumer Discretionary and Financials sectors were all leading detractors during the period. An overweight to IT and an underweight to Energy depressed results further. At the country level, selection in the U.S. was the largest source of relative underperformance. The AFIS International Fund lagged its benchmark by 4.1%. Negative security selection across the Consumer Discretionary, Industrials, IT, Communication Services, and Financials sectors were mainly responsible for the underperformance. Regionally, selection fared worst in the U.S., Asia Pacific ex-Japan, and Japan. The AFIS New World Fund lost 3.5% relative to its benchmark. Security selection was weakest in the

BHFTI-1

Brighthouse Funds Trust I

American Funds Growth Allocation Portfolio

Managed by Brighthouse Investment Advisers, LLC

Portfolio Manager Commentary*—(Continued)

Health Care, Communication Services, and IT sectors. By region, selection in emerging markets and the U.S. were leading detractors in the period. The American Funds International Growth and Income Fund underperformed its benchmark by 0.7%. At the sector level, security selection was weakest in Financials, Energy, and Consumer Discretionary. Exposure to Russia during the period was a leading detractor on a country basis.

The domestic equity funds were additive to performance for the period. The largest relative contributor was the American Funds American Mutual Fund, which outperformed its benchmark by 11.7%. Both security selection and sector allocation impacts were positive to results. Namely, selections in the Industrials, Health Care, and Communication Services sectors were the strongest, while an overweight to Energy and underweights positions to the Consumer Discretionary and IT sectors were primary contributors to allocation results. The AFIS Washington Mutual Investors Fund outpaced its benchmark by 7.1%. An overweight position and security selection in Health Care was a primary contributor. Other notable contributors included robust selection in the Industrials and Communication Services sectors and an underweight to Consumer Discretionary and an overweight to Energy. The AFIS Growth-Income Fund added 0.3% over its benchmark. Positive security selection in the IT and Industrials sectors and an allocation to cash lifted relative returns. On the negative side, the AFIS Growth Fund lost 9.8% versus its benchmark. Security selection and an overweight in Communication Services were key detractors in the period. Relative weakness from selection in IT and an overweight to Consumer Discretionary pressured results further.

Contribution from the fixed income funds was positive during the period. The American Funds U.S. Government Securities Fund outperformed its benchmark by 1.8%. A lower duration profile benefitted results as interest rates rose during the period. An overweight allocation to Treasury Inflation-Protected Securities (“TIPS”) and security selection in agency mortgages were further contributors. The AFIS Bond Fund of America Fund outpaced its benchmark by 0.4%. Interest rate positioning was the primary contributor to performance as both a shorter duration and positioning along the yield curve positively impacted relative returns. The American Funds High-Income Trust Fund added 2% over its benchmark. Positive security selection in the energy, communications, and consumer non-cyclical industries boosted relative results. An allocation to U.S. Treasuries and cash aided results. Conversely, the AFIS Capital World Bond Fund lagged its benchmark by 2.1%. Allocations to Russian and Ukrainian debt during the period were meaningful detractors as the Russia-Ukraine conflict negatively impacted bond prices.

Investment Committee

Brighthouse Investment Advisers, LLC

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the advisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The Dow Jones Moderately Aggressive Portfolio Index is a member of the Dow Jones Relative Risk Index Series and is designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent an investor’s desired risk profile. The Dow Jones Moderately Aggressive Portfolio Index level is set to 80% of the Dow Jones Global Stock CMAC Index’s downside risk.

BHFTI-2

Brighthouse Funds Trust I

American Funds Growth Allocation Portfolio

A $10,000 INVESTMENT COMPARED TO THE DOW JONES MODERATELY AGGRESSIVE PORTFOLIO INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2022

	6 Month	1 Year	5 Year	10 Year
American Funds Growth Allocation Portfolio
Class B	-20.61	-16.71	6.94	9.36
Class C	-20.68	-16.88	6.61	9.03
Dow Jones Moderately Aggressive Portfolio Index	-17.51	-15.03	5.97	7.95

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class B shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2022

Top Holdings

% of Net Assets
American Funds International Growth & Income Fund (Class R-6)	11.2
American Funds Fundamental Investors Fund (Class R-6)	11.1
American Funds AMCAP Fund (Class R-6)	11.1
American Funds Washington Mutual Investor Fund (Class 1)	10.4
American Funds Growth-Income Fund (Class 1)	10.2
American Funds Growth Fund (Class 1)	9.9
American Funds American Mutual Fund (Class R-6)	9.4
American Funds International Fund (Class 1)	8.7
American Funds SMALLCAP World Fund (Class R-6)	4.7
American Funds The Bond Fund of America (Class 1)	4.6

Asset Allocation

% of Net Assets
U.S. Large Cap Equities	62.1
International Developed Market Equities	19.9
Investment Grade Fixed Income	6.2
Global Equities	4.7
Emerging Market Equities	3.0
High Yield Fixed Income	2.6
Global Fixed Income	1.6

BHFTI-3

Brighthouse Funds Trust I

American Funds Growth Allocation Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2022 through June 30, 2022.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

American Funds Growth Allocation Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period** January 1, 2022 to June 30, 2022
Class B (a)	Actual	0.71%	$1,000.00	$793.90	$3.16
	Hypothetical*	0.71%	$1,000.00	$1,021.27	$3.56

Class C (a)	Actual	1.01%	$1,000.00	$793.20	$4.49
	Hypothetical*	1.01%	$1,000.00	$1,019.79	$5.06

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio reflects the expenses of both the Portfolio and the Underlying Portfolios in which it invests.

BHFTI-4

Brighthouse Funds Trust I

American Funds Growth Allocation Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	9,712,101	$295,150,735
American Funds American Mutual Fund (Class R-6)	5,203,670	251,337,257
American Funds Capital World Bond Fund (Class 1) (a)	4,304,013	41,791,969
American Funds Fundamental Investors Fund (Class R-6)	5,044,654	296,373,448
American Funds Growth Fund (Class 1)	3,444,165	263,857,481
American Funds Growth-Income Fund (Class 1)	5,567,519	271,639,259
American Funds High-Income Trust Fund (Class R-6)	7,577,706	68,199,353
American Funds International Fund (Class 1) (a)	15,323,732	232,461,012
American Funds International Growth & Income Fund (Class R-6) (a)	9,512,045	298,012,369
American Funds New World Fund (Class 1)	3,592,496	79,070,828
American Funds SMALLCAP World Fund (Class R-6)	2,216,929	125,566,869
American Funds The Bond Fund of America (Class 1)	12,445,913	123,463,453

Investment Company Securities—(Continued)
American Funds U.S. Government Securities Fund (Class R-6)	3,202,698	41,442,912
American Funds Washington Mutual Investor Fund (Class 1) (a)	22,534,226	276,269,605

Total Mutual Funds (Cost $2,812,022,627)		2,664,636,550

Total Investments—100.1% (Cost $2,812,022,627)		2,664,636,550
Other assets and liabilities (net)—(0.1)%		(1,619,705)

Net Assets—100.0%		$2,663,016,845

(a)	Affiliated Issuer. (See Note 6 of the Notes to Financial Statements for a summary of transactions in securities of affiliated issuers.)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$2,664,636,550	$—	$—	$2,664,636,550
Total Investments	$2,664,636,550	$—	$—	$2,664,636,550

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

American Funds Growth Allocation Portfolio

Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets
Investments at value (a)	$1,816,101,595
Affiliated investments at value (b)	848,534,955
Receivable for:
Investments sold	733,541
Affiliated investments sold	485,382
Fund shares sold	34,895
Dividends	406,511

Total Assets	2,666,296,879
Liabilities
Payables for:
Investments purchased	406,511
Fund shares redeemed	1,253,818
Accrued Expenses:
Management fees	143,443
Distribution and service fees	1,231,288
Deferred trustees’ fees	167,433
Other expenses	77,541

Total Liabilities	3,280,034

Net Assets	$2,663,016,845

Net Assets Consist of:
Paid in surplus	$2,538,318,799
Distributable earnings (Accumulated losses)	124,698,046

Net Assets	$2,663,016,845

Net Assets
Class B	$29,849,803
Class C	2,633,167,042
Capital Shares Outstanding*
Class B	3,824,980
Class C	341,505,821
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$7.80
Class C	7.71

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,813,325,816.
(b)	Identified cost of affiliated investments was $998,696,811.

Statement of Operations

Six Months Ended June 30, 2022 (Unaudited)

Investment Income
Dividends from Underlying Portfolios	$10,274,234
Dividends from Affiliated Underlying Portfolios	7,238,595

Total investment income	17,512,829
Expenses
Management fees	948,383
Administration fees	15,001
Custodian and accounting fees	13,673
Distribution and service fees—Class B	41,913
Distribution and service fees—Class C	8,294,458
Audit and tax services	15,874
Legal	20,427
Shareholder reporting	16,479
Insurance	12,297
Miscellaneous (a)	9,544

Total expenses	9,388,049

Net Investment Income	8,124,780

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on :
Investments	46,234,913
Affiliated investments	14,354,892
Capital gain distributions from Underlying Portfolios	106,254,252
Capital gain distributions from affiliated investments	101,341,098

Net realized gain (loss)	268,185,155

Net change in unrealized appreciation (depreciation) on:
Investments	(675,853,385)
Affiliated investments	(314,683,382)

Net change in unrealized appreciation (depreciation)	(990,536,767)

Net realized and unrealized gain (loss)	(722,351,612)

Net Increase (Decrease) in Net Assets From Operations	$(714,226,832)

(a)	Includes $19,894 in Trustees’ fees and expenses and $21,639 in deferred Trustee compensation losses.

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

American Funds Growth Allocation Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$8,124,780	$24,646,068
Net realized gain (loss)	268,185,155	450,874,023
Net change in unrealized appreciation (depreciation)	(990,536,767)	35,674,580

Increase (decrease) in net assets from operations	(714,226,832)	511,194,671

From Distributions to Shareholders
Class B	(5,335,155)	(1,525,732)
Class C	(469,077,477)	(137,455,786)

Total distributions	(474,412,632)	(138,981,518)

Increase (decrease) in net assets from capital share transactions	310,284,348	(159,937,543)

Total increase (decrease) in net assets	(878,355,116)	212,275,610

Net Assets
Beginning of period	3,541,371,961	3,329,096,351

End of period	$2,663,016,845	$3,541,371,961

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Value	Shares	Value
Class B
Sales	72,654	$771,494	181,480	$2,066,344
Reinvestments	679,638	5,335,155	135,140	1,525,732
Redemptions	(110,590)	(1,174,108)	(194,866)	(2,251,526)

Net increase (decrease)	641,702	$4,932,541	121,754	$1,340,550

Class C
Sales	3,892,957	$40,597,514	12,695,194	$143,377,457
Reinvestments	60,448,128	469,077,477	12,305,800	137,455,786
Redemptions	(19,658,559)	(204,323,184)	(39,073,986)	(442,111,336)

Net increase (decrease)	44,682,526	$305,351,807	(14,072,992)	$(161,278,093)

Increase (decrease) derived from capital shares transactions		$310,284,348		$(159,937,543)

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

American Funds Growth Allocation Portfolio

Financial Highlights

Selected per share data
	Class B
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.95		$10.73	$10.12	$9.10	$10.36	$9.23

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.04		0.12	0.11	0.15	0.15	0.14
Net realized and unrealized gain (loss)	(2.49)		1.59	1.43	1.92	(0.65)	1.78

Total income (loss) from investment operations	(2.45)		1.71	1.54	2.07	(0.50)	1.92

Less Distributions
Distributions from net investment income	(0.15)		(0.12)	(0.19)	(0.20)	(0.16)	(0.15)
Distributions from net realized capital gains	(1.55)		(0.37)	(0.74)	(0.85)	(0.60)	(0.64)

Total distributions	(1.70)		(0.49)	(0.93)	(1.05)	(0.76)	(0.79)

Net Asset Value, End of Period	$7.80		$11.95	$10.73	$10.12	$9.10	$10.36

Total Return (%) (b)	(20.61	)(c)	16.21	17.34	24.05	(5.52)	21.71

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.32	(e)	0.32	0.32	0.32	0.32	0.32
Ratio of net investment income (loss) to average net assets (%) (f)	0.84	(e)	1.03	1.15	1.59	1.50	1.44
Portfolio turnover rate (%)	7	(c)	25	9	7	8	7
Net assets, end of period (in millions)	$29.8		$38.0	$32.8	$27.4	$22.9	$24.4

	Class C
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.80		$10.60	$10.01	$9.01	$10.26	$9.15

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.03		0.08	0.08	0.12	0.12	0.11
Net realized and unrealized gain (loss)	(2.46)		1.58	1.40	1.90	(0.64)	1.77

Total income (loss) from investment operations	(2.43)		1.66	1.48	2.02	(0.52)	1.88

Less Distributions
Distributions from net investment income	(0.11)		(0.09)	(0.15)	(0.17)	(0.13)	(0.13)
Distributions from net realized capital gains	(1.55)		(0.37)	(0.74)	(0.85)	(0.60)	(0.64)

Total distributions	(1.66)		(0.46)	(0.89)	(1.02)	(0.73)	(0.77)

Net Asset Value, End of Period	$7.71		$11.80	$10.60	$10.01	$9.01	$10.26

Total Return (%) (b)	(20.68	)(c)	15.91	16.93	23.64	(5.77)	21.34

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.62	(e)	0.62	0.62	0.62	0.62	0.62
Ratio of net investment income (loss) to average net assets (%) (f)	0.53	(e)	0.70	0.83	1.25	1.14	1.10
Portfolio turnover rate (%)	7	(c)	25	9	7	8	7
Net assets, end of period (in millions)	$2,633.2		$3,503.3	$3,296.3	$3,075.0	$2,753.4	$3,215.6

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(e)	Computed on an annualized basis.
(f)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

American Funds Growth Allocation Portfolio

Notes to Financial Statements—June 30, 2022 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-four series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is American Funds Growth Allocation Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class B and C shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

The Portfolio is designed on established principles of asset allocation to achieve a specific risk profile. The Portfolio will invest substantially all of its assets in certain funds of the American Funds Insurance Series (“AFIS”) and other funds within the American Funds family not part of AFIS (“Underlying Portfolios”). AFIS is an open-end diversified investment management company advised by Capital Research and Management Company, an indirect, wholly owned subsidiary of The Capital Group Companies, Inc.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2022 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.

Investments in the Underlying Portfolios are valued at their closing daily NAV. The NAV of the Portfolio is calculated based on the NAVs of the Underlying Portfolios in which the Portfolio invests. For information about the use of fair value pricing by the Underlying Portfolios, please refer to the prospectus of the Underlying Portfolios.

In December 2020, the Securities and Exchange Commission adopted Rule 2a-5, Good Faith Determinations of Fair Value, under the 1940 Act, which is intended to address valuation practices and the role of the board of directors with respect to the fair value of the investments of a registered investment company. Among other things, Rule 2a-5 will permit the Portfolio’s Board to designate the Portfolio’s primary investment adviser to perform the Portfolio’s fair value determinations, which will be subject to the Board’s oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the investment adviser’s fair value determinations. Compliance with Rule 2a-5 will be required beginning in September 2022. The Portfolio’s valuation policies and related practices may be impacted as the Portfolio comes into compliance with Rule 2a-5.

Investment Transactions and Related Investment Income - The Portfolio’s security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Capital gains distributions received from the Underlying Portfolios are recorded as net realized gain in the Statement of Operations.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP.

BHFTI-9

Brighthouse Funds Trust I

American Funds Growth Allocation Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed. As of June 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure.

3. Certain Risks

In the normal course of business, the Underlying Portfolios invest in securities and enter into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Underlying Portfolios may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Underlying Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the COVID-19 pandemic. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The COVID-19 pandemic has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this pandemic, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. At this time, it is still not possible to estimate the severity or duration of the COVID-19 pandemic, including the severity, duration and frequency of any additional “waves” or emerging variants of COVID-19. It is also still not possible to estimate the duration or frequency of the utilization of any therapeutic treatments and vaccines for COVID-19 or variants thereof. It is likewise still not possible to predict or estimate the longer-term effects of the COVID-19 pandemic, or any actions taken to contain or address the pandemic, on the Portfolios, the financial markets, and economy at large. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

In late February 2022, Russian military forces invaded Ukraine, significantly amplifying already existing geopolitical tensions among Russia, Ukraine, Europe, NATO, and the West. Russia’s invasion, the responses of countries and political bodies to Russia’s actions, and the potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities such as oil and natural gas. Following Russia’s actions, various countries, including the U.S., Canada, the United Kingdom, Germany, and France, as well as the European Union, issued broad-ranging economic sanctions against Russia. Sanctions threatened or imposed by these jurisdictions, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or the Portfolio. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Portfolio. Sanctions, or the threat of new or modified sanctions, could impair the ability of the Portfolio to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Portfolio, even if the Portfolio does not have direct exposure to securities of Russian issuers.

Credit and Counterparty Risk: The Underlying Portfolios may be exposed to counterparty risk, or the risk that an entity with which the Underlying Portfolios have unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Underlying Portfolios to credit

BHFTI-10

Brighthouse Funds Trust I

American Funds Growth Allocation Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

and counterparty risk consist principally of cash due from counterparties and investments. The Underlying Portfolios manage counterparty risk by entering into agreements only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of their trading partners, (ii) monitoring and/or limiting the amount of their net exposure to each individual counterparty based on the adviser’s assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Underlying Portfolios restrict their exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom the Underlying Portfolios undertake a significant volume of transactions. Master Agreements govern the terms of certain transactions and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio and in the Underlying Portfolios in which it invests.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of shares of the Underlying Portfolios by the Portfolio, excluding the short-term securities, for the six months ended June 30, 2022 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$266,718,141	$0	$215,551,520

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2022	% per annum	Average Daily Net Assets
$948,383	0.100%	First $500 million
	0.075%	$500 million to $1 billion
	0.050%	Over $1 billion

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2022 are shown as Distribution and service fees in the Statement of Operations.

BHFTI-11

Brighthouse Funds Trust I

American Funds Growth Allocation Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. During the six months ended June 30, 2022, deferred compensation losses exceeded accrued Trustees’ fees and expenses. As such, changes in the value of participants’ deferral accounts in excess of the Trustees’ fees and expenses are reflected as a component of Miscellaneous expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Transactions in Securities of Affiliated Issuers

Issuers in which the Portfolio owns 5% or more of the outstanding shares are considered affiliates of the Portfolio.

A summary of the Portfolio’s transactions in the securities of affiliated issuers during the six months ended June 30, 2022 is as follows:

Security Description	Market Value December 31, 2021	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2022
American Funds Capital World Bond Fund (Class 1)	$68,343,980	$864,268	$(16,072,853)	$(2,305,743)	$(9,037,683)	$41,791,969
American Funds International Fund (Class 1)	293,046,416	41,531,280	(10,027)	2,407	(102,109,064)	232,461,012
American Funds International Growth & Income Fund (Class R-6)	377,902,392	5,894,554	(10,396,997)	(814,421)	(74,573,159)	298,012,369
American Funds Washington Mutual Investor Fund (Class 1)	369,569,731	67,725,623	(49,534,922)	17,472,649	(128,963,476)	276,269,605

	$1,108,862,519	$116,015,725	$(76,014,799)	$14,354,892	$(314,683,382)	$848,534,955

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held June 30, 2022
American Funds Capital World Bond Fund (Class 1)	$701,332	$128,377	4,304,013
American Funds International Fund (Class 1)	34,314,168	1,214,789	15,323,732
American Funds International Growth & Income Fund (Class R-6)	—	4,498,631	9,512,045
American Funds Washington Mutual Investor Fund (Class 1)	66,325,598	1,396,798	22,534,226

	$101,341,098	$7,238,595

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2022 was as follows:

Cost basis of investments	$2,815,478,695

Gross unrealized appreciation	100,379,914
Gross unrealized (depreciation)	(251,222,059)

Net unrealized appreciation (depreciation)	$(150,842,145)

The tax character of distributions paid for the years ended December 31, 2021 and 2020 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2021	2020	2021	2020	2021	2020
$28,175,291	$45,655,935	$110,806,227	$220,166,139	$138,981,518	$265,822,074

BHFTI-12

Brighthouse Funds Trust I

American Funds Growth Allocation Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

As of December 31, 2021, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation (Depreciation)	Accumulated Capital Losses	Total
$30,375,385	$443,457,385	$839,694,622	$—	$1,313,527,392

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2021, the Portfolio had no accumulated capital losses.

BHFTI-13

Brighthouse Funds Trust I

American Funds Growth Allocation Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

For the period April 1, 2021 through March 31, 2022, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-14

Brighthouse Funds Trust I

American Funds Moderate Allocation Portfolio

Managed by Brighthouse Investment Advisers, LLC

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2022, the Class B and C shares of the American Funds Moderate Allocation Portfolio returned -14.93% and -15.05%, respectively. The Portfolio’s benchmark, the Dow Jones Moderate Portfolio Index¹, returned -15.76%.

MARKET ENVIRONMENT / CONDITIONS

The threat of an economic downturn permeated global markets in the first six months of 2022, and panicked investors dragged down the Standard & Poor’s (“S&P”) 500 Index to its worst first half of the year since 1970. The fallout experienced by equities extended into fixed income markets as persistent inflationary pressures pushed the Bloomberg U.S. Aggregate Bond Index to a rare double-digit loss over the six-month period. Market resiliency was tested on several fronts. Food and energy costs have soared since the beginning of the year, and price levels have risen significantly as strong consumer demand for goods competed against a scarcity of supply. These dynamics spurred the U.S. Federal Reserve (the “Fed”) to raise interest rates swiftly and decisively to slow inflation. Globally, geopolitical tensions escalated over the Russia-Ukraine conflict and kept market volatility levels elevated for the period. As the economic picture appeared bleak, talks of a potential recession emerged from several market observers.

Consumers faced a relentless barrage of price increases in the period. In June, the headline Consumer Price Index (“CPI”) recorded its largest 12-month increase of 9.1% since November 1981. Within the CPI the sting of energy’s massive price run-up was no doubt felt in the pockets of consumers. Looking back over the last 12 months ended June 2022, the gasoline index rose nearly 60%. While the market’s view of U.S. breakeven inflation (the difference between nominal and real yields) expectations eased in the second quarter after steadily climbing in the first quarter, the Fed remained firmly committed to controlling inflationary pressures as CPI data showed no sign of slowing down. At its Federal Open Markets Committee (“FOMC”) meeting in March, the Fed began its campaign to ratchet up rates and initiated a 0.25% increase to the Fed Funds rate. The Fed followed up with more aggressive rate hikes and implemented a 0.50% and a 0.75% increase in May and June, respectively.

The unemployment rate trended downward in the first quarter and then leveled off to end the second quarter at 3.6%. Tightness in labor markets supported non-farm payroll gains, with an estimated 2.8 million jobs added in the six-month span ended June 30, 2022. While the total number of employed has steadily increased since the second quarter of 2020, the economy still operated with approximately a half million less workers on the payrolls prior to the start of the COVID-19 crisis. Despite an improved jobs picture, economic growth slid as first quarter real gross domestic product (“GDP”) decreased 1.6% on an annualized basis, breaking a string of six straight quarterly gains.

As the outlook continued to diminish throughout the period, equity prices tumbled. In the U.S, the S&P 500 Index lost 19.96% in the period. Growth investors absorbed the brunt of the price declines as the Russell 1000 Growth Index fell 28.07%. Comparatively, the Russell 1000 Value Index reported a negative 12.86% return as investor sentiment favored value-oriented stocks in an inflationary environment. Outside the U.S., markets were not spared with the MSCI EAFE Index, a proxy for international stocks, sliding 19.57%. Emerging Market equities, as measured by the MSCI Emerging Markets Index, modestly outperformed developed markets, and delivered a negative 17.63% return during the period.

For much of the period, global bond markets spiraled downward as central bank policies took aim to stave off mounting inflation. In the U.S., the Fed raised its projected 2023 median Fed Funds Rate from 2.8% to 3.8%. Further, the Fed revised its projected median 2022 core personal consumption expenditures inflation forecast from 4.1% to 4.3% at its June FOMC meeting. The European Central Bank followed a similar course and raised its 2022 inflation forecast from 5.1% in March to 6.8% in June. The Bank of England pressed on with rate hikes and raised its base interest rate to 1.25%, marking its fifth hike since December 2021. A steep rise of 1.46% in the 10-year U.S. Treasury rate over the period roiled bond index returns. The Bloomberg U.S. Aggregate Bond Index fell 10.35%. Markets outside the U.S. performed poorly as well. The FTSE World Government Bond Index (“WGBI”) ex-U.S. returned a negative 18.74% to finish the first six months of 2022.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The American Funds Moderate Allocation Portfolio invested all its assets in funds of the American Funds Insurance Series (“AFIS”) and American Funds retail mutual funds to maintain a broad asset allocation of approximately 50% to fixed income and 50% to equities.

Over the six-month period, the Portfolio outperformed the Dow Jones Moderate Portfolio Index. Performance strength within the underlying fixed income and domestic equity funds offset weakness within the underlying international equity funds.

Contribution from the fixed income funds was positive during the period. The American Funds U.S. Government Securities Fund outperformed its benchmark by 1.8%. A lower duration profile benefitted results as interest rates rose during the period. An overweight allocation to Treasury Inflation-Protected Securities (“TIPS”) and security selection in agency mortgages were further contributors. The AFIS Bond Fund of America Fund outpaced its benchmark by 0.4%. Interest rate positioning was the primary contributor to performance as both a shorter duration and positioning along the yield curve positively impacted relative returns. The American Funds High-Income Trust Fund added 2% over its benchmark. Positive security selection in the energy, communications, and consumer non-cyclical industries boosted relative results. An allocation to U.S. Treasuries and cash aided results. Conversely, the AFIS Capital World Bond Fund lagged its benchmark by 2.1%. Allocations to Russian and Ukrainian debt

BHFTI-1

Brighthouse Funds Trust I

American Funds Moderate Allocation Portfolio

Managed by Brighthouse Investment Advisers, LLC

Portfolio Manager Commentary*—(Continued)

during the period were meaningful detractors as the Russia-Ukraine conflict negatively impacted bond prices.

The domestic equity funds were additive to performance for the period. The largest relative contributor was the American Funds American Mutual Fund, which outperformed its benchmark by 11.7%. Both security selection and sector allocation impacts were positive to results. Namely, selections in the Industrials, Health Care, and Communication Services sectors were the strongest, while an overweight to Energy and underweights positions to the Consumer Discretionary and Information Technology (“IT”) sectors were primary contributors to allocation results. The AFIS Washington Mutual Investors Fund outpaced its benchmark by 7.1%. An overweight position and security selection in Health Care was a primary contributor. Other notable contributors included robust selection in the Industrials and Communication Services sectors and an underweight to Consumer Discretionary and an overweight to Energy. The AFIS Growth-Income Fund added 0.3% over its benchmark. Positive security selection in the IT and Industrials sectors and an allocation to cash lifted relative returns. On the negative side, the AFIS Growth Fund lost 9.8% versus its benchmark. Security selection and an overweight in Communication Services were key detractors in the period. Relative weakness from selection in IT and an overweight to Consumer Discretionary pressured results further.

The international equity funds detracted from performance. During the period the American Funds SMALLCAP World Fund underperformed its benchmark by 9.5%. Weak security selection in the IT, Industrials, Consumer Discretionary and Financials sectors were all leading detractors during the period. An overweight to IT and an underweight to Energy depressed results further. At the country level, selection in the U.S. was the largest source of relative underperformance. The AFIS International Fund lagged its benchmark by 4.1%. Negative security selection across the Consumer Discretionary, Industrials, IT, Communication Services, and Financials sectors were mainly responsible for the underperformance. Regionally, selection fared worst in the U.S., Asia Pacific ex-Japan, and Japan. The AFIS New World Fund lost 3.5% relative to its benchmark. Security selection was weakest in Health Care, Communication Services, and IT sectors. By region, selection in emerging markets and the U.S. were leading detractors in the period. The American Funds International Growth and Income Fund underperformed its benchmark by 0.7%. At the sector level, security selection was weakest in Financials, Energy, and Consumer Discretionary. Exposure to Russia during the period was a leading detractor on a country basis.

Investment Committee

Brighthouse Investment Advisers, LLC

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the advisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The Dow Jones Moderate Portfolio Index is a member of the Dow Jones Relative Risk Index Series and is designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent an investor’s desired risk profile. The Dow Jones Moderate Portfolio Index level is set to 60% of the Dow Jones Global Stock CMAC Index’s downside risk.

BHFTI-2

Brighthouse Funds Trust I

American Funds Moderate Allocation Portfolio

A $10,000 INVESTMENT COMPARED TO THE DOW JONES MODERATE PORTFOLIO INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2022

	6 Month	1 Year	5 Year	10 Year
American Funds Moderate Allocation Portfolio
Class B	-14.93	-11.97	4.89	6.39
Class C	-15.05	-12.24	4.57	6.07
Dow Jones Moderate Portfolio Index	-15.76	-14.07	4.54	6.19

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class B shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2022

Top Holdings

% of Net Assets
American Funds U.S. Government Securities Fund (Class R-6)	20.9
American Funds The Bond Fund of America (Class 1)	19.8
American Funds American Mutual Fund (Class R-6)	8.1
American Funds Washington Mutual Investors Fund (Class 1)	8.0
American Funds Growth-Income Fund (Class 1)	7.9
American Funds International Growth & Income Fund (Class R-6)	6.3
American Funds International Fund (Class 1)	5.2
American Funds High-Income Trust Fund (Class R-6)	5.0
American Funds Fundamental Investors Fund (Class R-6)	4.9
American Funds AMCAP Fund (Class R-6)	4.6

Asset Allocation

% of Net Assets
Investment Grade Fixed Income	40.7
U.S. Large Cap Equities	38.0
International Developed Market Equities	11.5
High Yield Fixed Income	5.0
Global Fixed Income	3.0
Emerging Market Equities	1.0
Global Equities	0.9

BHFTI-3

Brighthouse Funds Trust I

American Funds Moderate Allocation Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2022 through June 30, 2022.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

American Funds Moderate Allocation Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period** January 1, 2022 to June 30, 2022
Class B (a)	Actual	0.66%	$1,000.00	$850.70	$3.03
	Hypothetical*	0.66%	$1,000.00	$1,021.52	$3.31

Class C (a)	Actual	0.96%	$1,000.00	$849.50	$4.40
	Hypothetical*	0.96%	$1,000.00	$1,020.03	$4.81

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio reflects the expenses of both the Portfolio and the Underlying Portfolios in which it invests.

BHFTI-4

Brighthouse Funds Trust I

American Funds Moderate Allocation Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	3,266,358	$99,264,616
American Funds American Mutual Fund (Class R-6)	3,604,036	174,074,932
American Funds Capital World Bond Fund (Class 1) (a)	6,711,375	65,167,455
American Funds Fundamental Investors Fund (Class R-6)	1,772,993	104,163,366
American Funds Growth Fund (Class 1)	1,251,565	95,882,409
American Funds Growth-Income Fund (Class 1)	3,454,149	168,527,912
American Funds High-Income Trust Fund (Class R-6)	11,981,209	107,830,884
American Funds International Fund (Class 1)	7,286,039	110,529,217
American Funds International Growth & Income Fund (Class R-6)	4,331,143	135,694,716
American Funds New World Fund (Class 1)	924,760	20,353,977
American Funds SMALLCAP World Fund (Class R-6)	345,856	19,589,312
American Funds The Bond Fund of America (Class 1) (a)	42,740,220	423,982,981

Investment Company Securities—(Continued)
American Funds U.S. Government Securities Fund (Class R-6)	34,720,437	449,282,449
American Funds Washington Mutual Investors Fund (Class 1)	14,012,828	171,797,268

Total Mutual Funds (Cost $2,305,227,263)		2,146,141,494

Total Investments—100.1% (Cost $2,305,227,263)		2,146,141,494
Other assets and liabilities (net)—(0.1)%		(1,351,419)

Net Assets—100.0%		$2,144,790,075

(a)	Affiliated Issuer. (See Note 6 of the Notes to Financial Statements for a summary of transactions in securities of affiliated issuers.)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$2,146,141,494	$—	$—	$2,146,141,494
Total Investments	$2,146,141,494	$—	$—	$2,146,141,494

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

American Funds Moderate Allocation Portfolio

Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets
Investments at value (a)	$1,656,991,058
Affiliated investments at value (b)	489,150,436
Receivable for:
Investments sold	38,160
Affiliated investments sold	30,826
Fund shares sold	328,429
Dividends	1,395,907

Total Assets	2,147,934,816
Liabilities
Payables for:
Investments purchased	1,395,907
Fund shares redeemed	397,416
Accrued Expenses:
Management fees	120,446
Distribution and service fees	983,124
Deferred trustees’ fees	167,433
Other expenses	80,415

Total Liabilities	3,144,741

Net Assets	$2,144,790,075

Net Assets Consist of:
Paid in surplus	$2,169,901,550
Distributable earnings (Accumulated losses)	(25,111,475)

Net Assets	$2,144,790,075

Net Assets
Class B	$10,500,753
Class C	2,134,289,322
Capital Shares Outstanding*
Class B	1,285,168
Class C	262,396,495
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$8.17
Class C	8.13

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $1,753,687,506.
(b)	Identified cost of affiliated investments was $551,539,757.

Statement of Operations

Six Months Ended June 30, 2022 (Unaudited)

Investment Income
Dividends from Underlying Portfolios	$16,408,328
Dividends from Affiliated Underlying Portfolios	2,713,099

Total investment income	19,121,427
Expenses
Management fees	778,480
Administration fees	15,001
Custodian and accounting fees	13,673
Distribution and service fees—Class B	16,714
Distribution and service fees—Class C	6,480,962
Audit and tax services	15,874
Legal	20,427
Shareholder reporting	17,006
Insurance	9,272
Miscellaneous (a)	7,956

Total expenses	7,375,365

Net Investment Income	11,746,062

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on :
Investments	18,072,367
Affiliated investments	(721,897)
Capital gain distributions from Underlying Portfolios	100,565,735
Capital gain distributions from affiliated investments	6,020,646

Net realized gain (loss)	123,936,851

Net change in unrealized appreciation (depreciation) on:
Investments	(456,122,448)
Affiliated investments	(69,456,264)

Net change in unrealized appreciation (depreciation)	(525,578,712)

Net realized and unrealized gain (loss)	(401,641,861)

Net Increase (Decrease) in Net Assets From Operations	$(389,895,799)

(a)	Includes $19,894 in Trustees’ fees and expenses and $21,639 in deferred Trustee compensation losses.

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

American Funds Moderate Allocation Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$11,746,062	$26,007,102
Net realized gain (loss)	123,936,851	247,128,965
Net change in unrealized appreciation (depreciation)	(525,578,712)	(25,375,119)

Increase (decrease) in net assets from operations	(389,895,799)	247,760,948

From Distributions to Shareholders
Class B	(1,364,400)	(730,083)
Class C	(271,549,609)	(131,059,383)

Total distributions	(272,914,009)	(131,789,466)

Increase (decrease) in net assets from capital share transactions	158,816,441	(148,798,633)

Total increase (decrease) in net assets	(503,993,367)	(32,827,151)

Net Assets
Beginning of period	2,648,783,442	2,681,610,593

End of period	$2,144,790,075	$2,648,783,442

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Value	Shares	Value
Class B
Sales	31,320	$313,073	78,111	$845,417
Reinvestments	167,206	1,364,400	68,876	730,083
Redemptions	(260,566)	(2,557,778)	(262,870)	(2,861,223)

Net increase (decrease)	(62,040)	$(880,305)	(115,883)	$(1,285,723)

Class C
Sales	3,207,410	$32,010,654	4,788,223	$51,514,506
Reinvestments	33,400,936	271,549,609	12,422,690	131,059,383
Redemptions	(14,425,059)	(143,863,517)	(30,625,561)	(330,086,799)

Net increase (decrease)	22,183,287	$159,696,746	(13,414,648)	$(147,512,910)

Increase (decrease) derived from capital shares transactions		$158,816,441		$(148,798,633)

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

American Funds Moderate Allocation Portfolio

Financial Highlights

Selected per share data
	Class B
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.03		$10.57	$10.02	$9.33	$10.33	$9.73

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.06		0.14	0.13	0.20	0.19	0.18
Net realized and unrealized gain (loss)	(1.71)		0.89	1.10	1.29	(0.49)	1.09

Total income (loss) from investment operations	(1.65)		1.03	1.23	1.49	(0.30)	1.27

Less Distributions
Distributions from net investment income	(0.20)		(0.20)	(0.22)	(0.23)	(0.21)	(0.22)
Distributions from net realized capital gains	(1.01)		(0.37)	(0.46)	(0.57)	(0.49)	(0.45)

Total distributions	(1.21)		(0.57)	(0.68)	(0.80)	(0.70)	(0.67)

Net Asset Value, End of Period	$8.17		$11.03	$10.57	$10.02	$9.33	$10.33

Total Return (%) (b)	(14.93	)(c)	9.98	13.30	16.59	(3.14)	13.37

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.32	(e)	0.32	0.33	0.33	0.32	0.32
Ratio of net investment income (loss) to average net assets (%) (f)	1.21	(e)	1.27	1.36	2.04	1.93	1.74
Portfolio turnover rate (%)	6	(c)	15	31	5	5	5
Net assets, end of period (in millions)	$10.5		$14.9	$15.5	$13.2	$11.8	$12.0

	Class C
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$10.96		$10.51	$9.96	$9.28	$10.27	$9.68

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.05		0.10	0.10	0.16	0.15	0.13
Net realized and unrealized gain (loss)	(1.70)		0.89	1.10	1.29	(0.47)	1.09

Total income (loss) from investment operations	(1.65)		0.99	1.20	1.45	(0.32)	1.22

Less Distributions
Distributions from net investment income	(0.17)		(0.17)	(0.19)	(0.20)	(0.18)	(0.18)
Distributions from net realized capital gains	(1.01)		(0.37)	(0.46)	(0.57)	(0.49)	(0.45)

Total distributions	(1.18)		(0.54)	(0.65)	(0.77)	(0.67)	(0.63)

Net Asset Value, End of Period	$8.13		$10.96	$10.51	$9.96	$9.28	$10.27

Total Return (%) (b)	(15.05	)(c)	9.64	12.99	16.16	(3.41)	12.96

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.62	(e)	0.62	0.63	0.63	0.62	0.62
Ratio of net investment income (loss) to average net assets (%) (f)	0.99	(e)	0.97	1.01	1.69	1.54	1.34
Portfolio turnover rate (%)	6	(c)	15	31	5	5	5
Net assets, end of period (in millions)	$2,134.3		$2,633.9	$2,666.1	$2,587.0	$2,479.5	$2,923.2

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(e)	Computed on an annualized basis.
(f)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

American Funds Moderate Allocation Portfolio

Notes to Financial Statements—June 30, 2022 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-four series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is American Funds Moderate Allocation Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class B and C shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

The Portfolio is designed on established principles of asset allocation to achieve a specific risk profile. The Portfolio will invest substantially all of its assets in certain funds of the American Funds Insurance Series (“AFIS”) and other funds within the American Funds family not part of AFIS (“Underlying Portfolios”). AFIS is an open-end diversified investment management company advised by Capital Research and Management Company, an indirect, wholly owned subsidiary of The Capital Group Companies, Inc.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2022 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.

Investments in the Underlying Portfolios are valued at their closing daily NAV. The NAV of the Portfolio is calculated based on the NAVs of the Underlying Portfolios in which the Portfolio invests. For information about the use of fair value pricing by the Underlying Portfolios, please refer to the prospectus of the Underlying Portfolios.

In December 2020, the Securities and Exchange Commission adopted Rule 2a-5, Good Faith Determinations of Fair Value, under the 1940 Act, which is intended to address valuation practices and the role of the board of directors with respect to the fair value of the investments of a registered investment company. Among other things, Rule 2a-5 will permit the Portfolio’s Board to designate the Portfolio’s primary investment adviser to perform the Portfolio’s fair value determinations, which will be subject to the Board’s oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the investment adviser’s fair value determinations. Compliance with Rule 2a-5 will be required beginning in September 2022. The Portfolio’s valuation policies and related practices may be impacted as the Portfolio comes into compliance with Rule 2a-5.

Investment Transactions and Related Investment Income - The Portfolio’s security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Capital gains distributions received from the Underlying Portfolios are recorded as net realized gain in the Statement of Operations.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP.

BHFTI-9

Brighthouse Funds Trust I

American Funds Moderate Allocation Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed. As of June 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure.

3. Certain Risks

In the normal course of business, the Underlying Portfolios invest in securities and enter into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Underlying Portfolios may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Underlying Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the COVID-19 pandemic. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The COVID-19 pandemic has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this pandemic, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. At this time, it is still not possible to estimate the severity or duration of the COVID-19 pandemic, including the severity, duration and frequency of any additional “waves” or emerging variants of COVID-19. It is also still not possible to estimate the duration or frequency of the utilization of any therapeutic treatments and vaccines for COVID-19 or variants thereof. It is likewise still not possible to predict or estimate the longer-term effects of the COVID-19 pandemic, or any actions taken to contain or address the pandemic, on the Portfolios, the financial markets, and economy at large. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

In late February 2022, Russian military forces invaded Ukraine, significantly amplifying already existing geopolitical tensions among Russia, Ukraine, Europe, NATO, and the West. Russia’s invasion, the responses of countries and political bodies to Russia’s actions, and the potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities such as oil and natural gas. Following Russia’s actions, various countries, including the U.S., Canada, the United Kingdom, Germany, and France, as well as the European Union, issued broad-ranging economic sanctions against Russia. Sanctions threatened or imposed by these jurisdictions, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or the Portfolio. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Portfolio. Sanctions, or the threat of new or modified sanctions, could impair the ability of the Portfolio to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Portfolio, even if the Portfolio does not have direct exposure to securities of Russian issuers.

Credit and Counterparty Risk: The Underlying Portfolios may be exposed to counterparty risk, or the risk that an entity with which the Underlying Portfolios have unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Underlying Portfolios to credit

BHFTI-10

Brighthouse Funds Trust I

American Funds Moderate Allocation Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

and counterparty risk consist principally of cash due from counterparties and investments. The Underlying Portfolios manage counterparty risk by entering into agreements only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of their trading partners, (ii) monitoring and/or limiting the amount of their net exposure to each individual counterparty based on the adviser’s assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Underlying Portfolios restrict their exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom the Underlying Portfolios undertake a significant volume of transactions. Master Agreements govern the terms of certain transactions and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio and in the Underlying Portfolios in which it invests.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of shares of the Underlying Portfolios by the Portfolio, excluding the short-term securities, for the six months ended June 30, 2022 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$143,219,303	$0	$139,258,776

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2022	% per annum	Average Daily Net Assets
$778,480	0.100%	First $500 million
	0.075%	$500 million to $1 billion
	0.050%	Over $1 billion

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2022 are shown as Distribution and service fees in the Statement of Operations.

BHFTI-11

Brighthouse Funds Trust I

American Funds Moderate Allocation Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. During the six months ended June 30, 2022, deferred compensation losses exceeded accrued Trustees’ fees and expenses. As such, changes in the value of participants’ deferral accounts in excess of the Trustees’ fees and expenses are reflected as a component of Miscellaneous expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Transactions in Securities of Affiliated Issuers

Issuers in which the Portfolio owns 5% or more of the outstanding shares are considered affiliates of the Portfolio.

A summary of the Portfolio’s transactions in the securities of affiliated issuers during the six months ended June 30, 2022 is as follows:

Security Description	Market Value December 31, 2021	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2022
American Funds Capital World Bond Fund (Class 1)	$78,223,857	$1,346,974	$(657,873)	$(59,476)	$(13,686,027)	$65,167,455
American Funds The Bond Fund of America (Class 1)	499,473,959	7,475,692	(26,534,012)	(662,421)	(55,770,237)	423,982,981

	$577,697,816	$8,822,666	$(27,191,885)	$(721,897)	$(69,456,264)	$489,150,436

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at June 30, 2022
American Funds Capital World Bond Fund (Class 1)	$1,071,889	$196,206	6,711,375
American Funds The Bond Fund of America (Class 1)	4,948,757	2,516,893	42,740,220

	$6,020,646	$2,713,099

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2022 was as follows:

Cost basis of investments	$2,306,347,000

Gross unrealized appreciation	47,843,137
Gross unrealized (depreciation)	(208,048,643)

Net unrealized appreciation (depreciation)	$(160,205,506)

The tax character of distributions paid for the years ended December 31, 2021 and 2020 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2021	2020	2021	2020	2021	2020
$42,091,710	$47,345,516	$89,697,756	$115,514,870	$131,789,466	$162,860,386

BHFTI-12

Brighthouse Funds Trust I

American Funds Moderate Allocation Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

As of December 31, 2021, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation (Depreciation)	Accumulated Capital Losses	Total
$38,670,642	$233,844,367	$365,373,207	$—	$637,888,216

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2021, the Portfolio had no accumulated capital losses.

BHFTI-13

Brighthouse Funds Trust I

American Funds Moderate Allocation Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

For the period April 1, 2021 through March 31, 2022, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-14

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Managed By BlackRock Financial Management, Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2022, the Class B shares of the BlackRock Global Tactical Strategies Portfolio returned -16.91%. The Portfolio’s benchmark, the Dow Jones Moderate Portfolio Index¹, returned -15.76%.

MARKET ENVIRONMENT / CONDITIONS

The year began with uncertainty around global supply chains and worries about ongoing levels of inflation. China’s zero-Covid policies have caused issues in supply chains. In March, headlines were dominated by geopolitical tension in Europe. The war in Ukraine exacerbated issues with global supply chains and drove up commodity prices, further supporting growing inflation. The Consumer Price Index (“CPI”) has continued to see increases over the period not just on the commodity side, but widespread across the basket of goods. Measures of core inflation have increased month over month as CPI reads have failed to define a peak. Labor market strength and wage inflation has also had some impact on the CPI. Investors became concerned about increasing odds of a recession with elevated macro volatility throughout the quarter. Both bond yields and stocks around the world slumped. The U.S. Treasury curve rose across all maturities—most noticeably in the front end—leading to a flatter curve. Except for gold, commodity prices remained elevated (as Russia’s invasion of Ukraine and supply-chain disruptions continued) but stumbled somewhat at the end of the period.

Against this backdrop, several major central banks were forced to pursue the most aggressive series of policy rate hikes in decades. In the U.S., the Federal Reserve (the “Fed”) raised rates twice: first in May, with the first 0.50% hike since 2000 and then in June in their biggest rate hike (0.75%) since 1994; the Fed signalled that further increases could push the rate above 3% before the end of 2022. The European Central Bank ended a long-running stimulus scheme and is expected to deliver its first interest rate hike since 2011 in July, followed by a potentially larger move in September if inflation warrants a tougher stance. The Swiss National Bank surprised global markets with a 0.50% rate hike, its first hike in 15 years. In contrast, Japan and China maintained accommodative policies, with the former holding onto its ultra-loose stance to the detriment of its currency, and the latter adding more stimulus measures to try to meet its economic growth goals.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The Portfolio’s assets are allocated across a diversified mix of asset classes. The volatility of the Portfolio is generally managed by rotating out of risky assets and into cash or other less risky assets during periods of market turbulence. During the six-month period ended June 30, 2022, the Portfolio de-risked multiple times, costing the Portfolio -0.07%. At period end, the Portfolio was de-risked.

The Portfolio underperformed the benchmark over the six-month period ended June 30, 2022. Performance relative to the benchmark was supported by strategic exposure to commodities and lower allocation to domestic equities, while strategic exposure to real estate detracted from performance. Tactical asset allocation was additive over the period.

We started the year with a view of strong global growth expressed through a directional overweight to equities with a preference towards European and Japanese equities, underweight U.S. duration and overweight the euro.

Within fixed income, we held an underweight at both the U.S. 30-year and 5-year maturities over the period. Both positions were additive over the period, as domestic interest rates continued to move higher with increasingly hawkish rhetoric from the Fed. U.S. inflation has remained at multi-decade highs for longer than policymakers expected, with pressures widespread across the inflation basket. Financial conditions have tightened as the Fed proceeds with rate hikes and balance sheet reduction.

The Portfolio ended the period with a modest equity overweight through our long position in Japanese equities, supported by ongoing yen depreciation and expectation of outperformance in the cross section as real rates rise.

Our long exposure to the euro detracted from performance before we took off the position in March. Ongoing geopolitical tensions in the

BHFTI-1

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Managed By BlackRock Financial Management, Inc.

Portfolio Manager Commentary*—(Continued)

region continue to drive a weakness in the euro. We ended the period with no active currency positions in the Portfolio. All derivatives performed as expected over the period.

Philip Green

Michael Pensky

Portfolio Managers

BlackRock Financial Management, Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The Dow Jones Moderate Portfolio Index is a member of the Dow Jones Relative Risk Index Series and is designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent an investor’s desired risk profile. The Dow Jones Moderate Portfolio Index level is set to 60% of the Dow Jones Global Stock CMAC Index’s downside risk over the past 36 months.

BHFTI-2

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

A $10,000 INVESTMENT COMPARED TO THE DOW JONES MODERATE PORTFOLIO INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2022

	6 Month	1 Year	5 Year	10 Year
BlackRock Global Tactical Strategies Portfolio
Class B	-16.91	-14.04	2.50	4.49
Dow Jones Moderate Portfolio Index	-15.76	-14.07	4.54	6.19

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2022

Top Holdings

% of Net Assets
iShares Core MSCI EAFE ETF	21.8
Vanguard Total Bond Market ETF	21.2
iShares Core U.S. Aggregate Bond ETF	14.8
iShares Core S&P 500 ETF	10.7
Technology Select Sector SPDR Fund	3.8
Health Care Select Sector SPDR Fund	2.2
iShares U.S. Real Estate ETF	1.8
Financial Select Sector SPDR Fund	1.6
Consumer Discretionary Select Sector SPDR Fund	1.5
Communication Services Select Sector SPDR Fund	1.3

Exposure by Asset Class

% of Net Assets
Investment Grade Fixed Income	29.1
International Developed Market Equities	21.9
U.S. Large Cap Equities	17.0
Commodities	4.3
Real Estate Equities	2.2
U.S. Small Cap Equities	1.7

BHFTI-3

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2022 through June 30, 2022.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

BlackRock Global Tactical Strategies Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period** January 1, 2022 to June 30, 2022
Class B (a) (b)	Actual	0.87%	$1,000.00	$830.90	$3.95
	Hypothetical*	0.87%	$1,000.00	$1,020.48	$4.36

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 7 of the Notes to Consolidated Financial Statements.
(b)	The annualized expense ratio does not include the expenses of the Underlying ETFs in which the Portfolio invests.

BHFTI-4

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

Mutual Funds—84.7% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities—84.7%
Communication Services Select Sector SPDR Fund (a)	1,078,999	$58,557,276
Consumer Discretionary Select Sector SPDR Fund (a)	518,960	71,346,621
Consumer Staples Select Sector SPDR Fund (a)	641,949	46,335,879
Energy Select Sector SPDR Fund (a)	405,243	28,978,927
Financial Select Sector SPDR Fund (a)	2,317,529	72,886,287
Health Care Select Sector SPDR Fund (a)	795,273	101,985,809
Industrial Select Sector SPDR Fund (a)	610,120	53,287,881
iShares Core MSCI EAFE ETF (a) (b)	17,301,112	1,018,170,441
iShares Core S&P 500 ETF (a) (b)	1,315,299	498,695,616
iShares Core U.S. Aggregate Bond ETF (a) (b)	6,766,790	688,047,207
iShares U.S. Real Estate ETF (a) (b)	930,633	85,599,623
Materials Select Sector SPDR Fund (a)	237,206	17,458,362
Real Estate Select Sector SPDR Fund (a)	458,065	18,716,536
Technology Select Sector SPDR Fund (a)	1,408,492	179,047,503
Utilities Select Sector SPDR Fund (a)	294,230	20,634,350
Vanguard Total Bond Market ETF (a)	13,150,670	989,719,424

Total Mutual Funds (Cost $3,800,694,557)		3,949,467,742

Short-Term Investments—10.9%

Mutual Funds—6.7%
SSGA USD Liquidity Fund, D Shares, 1.433% (c)	310,622,360	310,622,360

Repurchase Agreement—4.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/22 at 0.350%, due on 07/01/22 with a maturity value of $195,598,183; collateralized by U.S. Treasury Note at 3.000%, maturing 06/30/24, with a market value of $199,508,299.	195,596,282	195,596,282

Total Short-Term Investments (Cost $506,218,642)		506,218,642

Securities Lending Reinvestments (d)—16.6%

Certificates of Deposit—6.8%
Bank of Montreal 1.570%, 07/06/22	17,000,000	16,999,949
Bank of Montreal (Chicago) 2.040%, FEDEFF PRV + 0.460%, 03/02/23 (e)	15,000,000	15,000,926
Bank of Nova Scotia 1.760%, SOFR + 0.250%, 02/17/23 (e)	8,000,000	7,985,557
Barclays Bank plc 1.970%, SOFR + 0.450%, 10/07/22 (e)	15,000,000	15,004,845
BNP Paribas S.A. 1.730%, SOFR + 0.220%, 11/17/22 (e)	15,000,000	14,981,415
Canadian Imperial Bank of Commerce (NY)
1.760%, SOFR + 0.250%, 02/03/23 (e)	8,000,000	7,987,250
2.010%, SOFR + 0.500%, 03/03/23 (e)	27,000,000	26,992,935
Cooperatieve Rabobank UA 2.080%, SOFR + 0.570%, 09/19/22 (e)	15,000,000	15,000,000
Credit Agricole Corp. & Investment Bank (NY) 1.700%, 09/01/22	10,000,000	9,995,260

Certificates of Deposit—(Continued)
Credit Industriel et Commercial (NY) 1.720%, SOFR + 0.210%, 11/08/22 (e)	3,000,000	2,997,717
Credit Suisse Group AG 1.500%, 08/05/22	16,000,000	15,995,968
Goldman Sachs Bank USA 1.710%, SOFR + 0.190%, 09/02/22 (e)	15,000,000	14,996,790
Mitsubishi UFJ Trust and Banking Corp. 1.670%, SOFR + 0.160%, 07/22/22 (e)	16,000,000	15,998,240
MUFG Bank Ltd. 1.710%, SOFR + 0.190%, 08/22/22 (e)	11,000,000	10,999,641
National Westminster Bank plc 1.490%, 08/09/22	10,000,000	9,997,000
Nordea Bank Abp (NY) 1.960%, SOFR + 0.450%, 08/30/22 (e)	10,000,000	10,001,840
1.980%, SOFR + 0.460%, 02/13/23 (e)	17,000,000	16,996,770
Royal Bank of Canada 1.760%, SOFR + 0.250%, 01/11/23 (e)	25,000,000	24,971,950
Skandinaviska Enskilda Banken AB 1.630%, 09/02/22	10,000,000	9,993,730
Standard Chartered Bank (NY) 1.700%, SOFR + 0.190%, 08/25/22 (e)	15,000,000	14,995,075
Sumitomo Mitsui Trust Bank, Ltd. Zero Coupon, 07/29/22	7,000,000	6,990,620
Svenska Handelsbanken AB 1.870%, SOFR + 0.350%, 10/13/22 (e)	10,000,000	9,999,710
Toronto-Dominion Bank (The)
1.770%, SOFR + 0.250%, 02/09/23 (e)	10,000,000	10,010,113
2.070%, FEDEFF PRV + 0.490%, 12/23/22 (e)	10,000,000	10,006,300
Westpac Banking Corp. 1.740%, SOFR + 0.230%, 02/17/23 (e)	5,000,000	4,992,960

		319,892,561

Commercial Paper—1.3%
Australia & New Zealand Banking Group, Ltd. 1.930%, SOFR + 0.420%, 12/19/22 (e)	10,000,000	10,003,300
DNB Bank ASA 2.070%, SOFR + 0.550%, 09/07/22 (e)	20,000,000	20,007,640
Societe Generale 1.700%, SOFR + 0.190%, 08/18/22 (e)	20,000,000	19,996,200
Starbird Funding Corp. 1.770%, SOFR + 0.260%, 07/05/22 (e)	10,000,000	9,999,890

		60,007,030

Master Demand Notes—0.1%
Natixis Financial Products LLC 1.800%, OBFR + 0.230%, 07/01/22 (e)	3,000,000	3,000,000

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-5

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

Securities Lending Reinvestments (d) —(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—7.5%
Cantor Fitzgerald & Co. Repurchase Agreement dated 06/30/22 at 1.550%, due on 07/01/22 with a maturity value of $10,000,431; collateralized by U.S. Government Agency Obligations with rates ranging from 0.295% - 8.000%, maturity dates ranging from 09/15/22 - 02/20/72, and an aggregate market value of $10,200,000.	10,000,000	$10,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 06/30/22 at 1.870%, due on 08/04/22 with a maturity value of $20,036,361; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.875%, maturity dates ranging from 09/30/26 - 02/15/48, and various Common Stock with an aggregate market value of $20,401,040.	20,000,000	20,000,000
National Bank of Canada
Repurchase Agreement dated 06/30/22 at 1.570%, due on 07/07/22 with a maturity value of $30,009,158; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.375%, maturity dates ranging from 07/31/22 - 08/15/51, and an aggregate market value of $30,642,092.	30,000,000	30,000,000
Repurchase Agreement dated 06/30/22 at 1.700%, due on 07/07/22 with a maturity value of $65,021,486; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.000%, maturity dates ranging from 11/03/22 - 02/15/51, and various Common Stock with an aggregate market value of $71,682,452.	65,000,000	65,000,000
Natwest Markets Securities, Inc. Repurchase Agreement dated 06/30/22 at 1.480%, due on 07/01/22 with a maturity value of $40,306,023; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 07/05/22 - 11/15/49, and an aggregate market value of $41,112,146.	40,304,366	40,304,366
NBC Global Finance, Ltd. Repurchase Agreement dated 06/30/22 at 1.735%, due on 07/07/22 with a maturity value of $32,911,099; collateralized by various Common Stock with an aggregate market value of $36,577,591.	32,900,000	32,900,000
Royal Bank of Canada Toronto Repurchase Agreement dated 06/30/22 at 1.820%, due on 08/04/22 with a maturity value of $20,035,389; collateralized by various Common Stock with an aggregate market value of $22,223,346.	20,000,000	20,000,000
Societe Generale
Repurchase Agreement dated 06/30/22 at 1.500%, due on 07/01/22 with a maturity value of $4,486,187; collateralized by U.S. Treasury Obligations with rates ranging from 0.375% - 3.000%, maturity dates ranging from 10/31/22 - 08/15/48, and an aggregate market value of $4,577,436.	4,486,000	4,486,000
Repurchase Agreement dated 06/30/22 at 1.500%, due on 07/01/22 with a maturity value of $100,004,167; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 01/31/23 - 02/15/32, and an aggregate market value of $102,038,251.	100,000,000	100,000,000
Repurchase Agreement dated 06/30/22 at 1.600%, due on 07/01/22 with a maturity value of $5,600,249; collateralized by various Common Stock with an aggregate market value of $6,223,685.	5,600,000	5,600,000

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 06/30/22 at 1.620%, due on 07/01/22 with a maturity value of $2,800,126; collateralized by various Common Stock with an aggregate market value of $3,111,842.	2,800,000	2,800,000
Repurchase Agreement dated 06/30/22 at 1.660%, due on 07/01/22 with a maturity value of $3,976,623; collateralized by various Common Stock with an aggregate market value of $4,421,109.	3,976,440	3,976,440
Repurchase Agreement dated 06/30/22 at 1.670%, due on 07/07/22 with a maturity value of $10,203,312; collateralized by various Common Stock with an aggregate market value of $11,340,623.	10,200,000	10,200,000
TD Prime Services LLC Repurchase Agreement dated 06/30/22 at 1.650%, due on 07/01/22 with a maturity value of $4,000,183; collateralized by various Common Stock with an aggregate market value of $4,419,051.	4,000,000	4,000,000

		349,266,806

Time Deposits—0.9%
Credit Agricole Corp. & Investment Bank (NY) 1.560%, 07/01/22	5,000,000	5,000,000
First Abu Dhabi Bank USA NV 1.570%, 07/01/22	10,000,000	10,000,000
National Bank of Canada 1.620%, OBFR + 0.050%, 07/07/22 (e)	29,000,000	29,000,000

		44,000,000

Total Securities Lending Reinvestments (Cost $776,259,400)		776,166,397

Total Investments—112.2% (Cost $5,083,172,599)		5,231,852,781
Other assets and liabilities (net)—(12.2)%		(569,932,228)

Net Assets—100.0%		$4,661,920,553

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of June 30, 2022, the market value of securities loaned was $755,746,929 and the collateral received consisted of cash in the amount of $776,242,736. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Affiliated Issuer. (See Note 8 of the Notes to Consolidated Financial Statements for a summary of transactions in securities of affiliated issuers.)
(c)	The rate shown represents the annualized seven-day yield as of June 30, 2022.
(d)	Represents investment of cash collateral received from securities on loan as of June 30, 2022.
(e)	Variable or floating rate security. The stated rate represents the rate at June 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-6

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
JPY	746,281,000	JPMC	09/21/22	USD	5,583,737	$(53,369)

Contracts to Deliver
EUR	1,106,875	HSBC	09/21/22	USD	1,192,922	26,517
GBP	4,314,000	DBAG	09/21/22	USD	5,397,671	138,381
JPY	826,663,000	JPMC	09/21/22	USD	6,116,273	(9,771)
JPY	636,809,000	JPMC	09/21/22	USD	4,763,889	44,770
JPY	1,086,334,801	UBSA	09/21/22	USD	8,344,303	293,942

Net Unrealized Appreciation						$440,470

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
FTSE 100 Index Futures	09/16/22	556	GBP	39,592,760	$(941,069)
FTSE MIB Index Futures	09/16/22	180	EUR	19,087,200	(623,851)
IBEX 35 Index Futures	07/15/22	281	EUR	22,591,276	(389,937)
Russell 2000 Index E-Mini Futures	09/16/22	915	USD	78,141,000	(6,530,527)
TOPIX Index Futures	09/08/22	1,065	JPY	19,920,825,000	(5,968,193)

Futures Contracts—Short
MSCI EAFE Index Mini Futures	09/16/22	(2,518)	USD	(233,745,940)	653,679
S&P 500 Index E-Mini Futures	09/16/22	(1,886)	USD	(357,349,850)	(1,134,613)
U.S. Treasury Note 5 Year Futures	09/30/22	(2,087)	USD	(234,265,750)	1,694,250
U.S. Treasury Ultra Long Bond Futures	09/21/22	(565)	USD	(87,204,219)	1,433,598

Net Unrealized Depreciation					$(11,806,663)

Swap Agreements

OTC Total Return Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)(1)
Pay	3M UST	Quarterly	05/31/23	JPMC	S&P GSCI Commodity Index	USD	202,228,105	$(15,176,205)	$—	$(15,176,205)

(1)	There is no upfront payment premium paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SOFR	Annually	1.925%	Annually	03/16/32	USD	229,000,000	$(16,518,910)	$3,591	$(16,522,502)
Pay	12M SOFR	Annually	2.000%	Annually	03/22/32	USD	45,000,000	(2,964,067)	39,582	(3,003,649)
Pay	12M SOFR	Annually	2.010%	Annually	03/18/32	USD	350,000,000	(22,728,741)	576,704	(23,305,445)
Pay	12M SOFR	Annually	2.190%	Annually	03/24/32	USD	75,000,000	(3,727,896)	(44,583)	(3,683,313)
Pay	12M SOFR	Annually	2.700%	Annually	05/20/32	USD	210,000,000	(1,363,706)	401,374	(1,765,080)
Pay	12M SOFR	Annually	3.160%	Annually	06/17/32	USD	539,000,000	18,013,870	(354,517)	18,368,387

Totals								$(29,289,450)	$622,151	$(29,911,602)

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-7

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

Glossary of Abbreviations

Counterparties

(DBAG)—	Deutsche Bank AG
(HSBC)—	HSBC Bank plc
(JPMC)—	JPMorgan Chase Bank N.A.
(UBSA)—	UBS AG

Currencies

(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate
(UST)—	U.S. Treasury Bill Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-8

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Consolidated Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$3,949,467,742	$—	$—	$3,949,467,742
Short-Term Investments
Mutual Funds	310,622,360	—	—	310,622,360
Repurchase Agreement	—	195,596,282	—	195,596,282
Total Short-Term Investments	310,622,360	195,596,282	—	506,218,642
Total Securities Lending Reinvestments*	—	776,166,397	—	776,166,397
Total Investments	$4,260,090,102	$971,762,679	$—	$5,231,852,781

Collateral for Securities Loaned (Liability)	$—	$(776,242,736)	$—	$(776,242,736)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$503,610	$—	$503,610
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(63,140)	—	(63,140)
Total Forward Contracts	$—	$440,470	$—	$440,470
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$3,781,527	$—	$—	$3,781,527
Futures Contracts (Unrealized Depreciation)	(15,588,190)	—	—	(15,588,190)
Total Futures Contracts	$(11,806,663)	$—	$—	$(11,806,663)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$18,368,387	$—	$18,368,387
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(48,279,989)	—	(48,279,989)
Total Centrally Cleared Swap Contracts	$—	$(29,911,602)	$—	$(29,911,602)
OTC Swap Contracts
OTC Swap Contracts at Value (Liabilities)	$—	$(15,176,205)	$—	$(15,176,205)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-9

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated§ Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets
Investments at value (a) (b)	$2,941,339,894
Affiliated investments at value (c) (d)	2,290,512,887
Cash denominated in foreign currencies (e)	27,482,633
Cash collateral (f)	129,741,000
Unrealized appreciation on forward foreign currency exchange contracts	503,610
Receivable for:
Affiliated investments sold	53,711,802
Interest	270,983
Variation margin on centrally cleared swap contracts	16,049,629

Total Assets	5,459,612,438
Liabilities
Due to custodian	285,985
OTC swap contracts at market value	15,176,205
Unrealized depreciation on forward foreign currency exchange contracts	63,140
Collateral for securities loaned	776,242,736
Payables for:
Fund shares redeemed	1,165,508
Variation margin on futures contracts	437,939
Interest on OTC swap contracts	270,087
Accrued Expenses:
Management fees	2,374,118
Distribution and service fees	976,496
Deferred trustees’ fees	153,612
Other expenses	546,059

Total Liabilities	797,691,885

Net Assets	$4,661,920,553

Net Assets Consist of:
Paid in surplus	$4,838,179,402
Distributable earnings (Accumulated losses)	(176,258,849)

Net Assets	$4,661,920,553

Net Assets
Class B	$4,661,920,553
Capital Shares Outstanding*
Class B	555,104,802
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$8.40

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $2,849,007,342.
(b)	Includes securities loaned at value of $373,691,078.
(c)	Identified cost of affiliated investments was $2,234,165,257.
(d)	Includes securities loaned at value of $382,055,851.
(e)	Identified cost of cash denominated in foreign currencies was $27,598,463.
(f)	Includes collateral of $48,798,000 for futures contracts, $8,034,000 for OTC swap contracts and $72,909,000 for centrally cleared swap contracts.

Consolidated§ Statement of Operations

Six Months Ended June 30, 2022 (Unaudited)

Investment Income
Dividends from Underlying ETFs	$15,348,313
Dividends from affiliated investments	33,846,785
Interest	338,039
Securities lending income	1,236,118

Total investment income	50,769,255
Expenses
Management fees	17,301,604
Administration fees	107,685
Custodian and accounting fees	165,287
Distribution and service fees—Class B	6,540,027
Audit and tax services	33,166
Legal	23,193
Shareholder reporting	43,135
Insurance	21,001
Miscellaneous (a)	17,493

Total expenses	24,252,591
Less management fee waiver	(1,550,048)

Net expenses	22,702,543

Net Investment Income	28,066,712

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	61,324,002
Affiliated investments	(12,318,810)
Futures contracts	(14,132,356)
Swap contracts	(64,793,529)
Foreign currency transactions	(11,354,391)
Forward foreign currency transactions	4,344,385

Net realized gain (loss)	(36,930,699)

Net change in unrealized appreciation (depreciation) on:
Investments	(368,268,976)
Affiliated investments	(516,537,263)
Futures contracts	(17,712,510)
Swap contracts	(63,832,607)
Foreign currency transactions	(986,751)
Forward foreign currency transactions	(1,031,825)

Net change in unrealized appreciation (depreciation)	(968,369,932)

Net realized and unrealized gain (loss)	(1,005,300,631)

Net Increase (Decrease) in Net Assets From Operations	$(977,233,919)

(a)	Includes $19,894 in Trustees’ fees and expenses and $21,639 in deferred Trustee compensation losses.

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-10

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated§ Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$28,066,712	$57,199,663
Net realized gain (loss)	(36,930,699)	242,484,966
Net change in unrealized appreciation (depreciation)	(968,369,932)	264,351,046

Increase (decrease) in net assets from operations	(977,233,919)	564,035,675

From Distributions to Shareholders
Class B	(293,170,924)	(315,055,031)

Total distributions	(293,170,924)	(315,055,031)

Increase (decrease) in net assets from capital share transactions	(5,993,051)	(462,204,968)

Total increase (decrease) in net assets	(1,276,397,894)	(213,224,324)

Net Assets
Beginning of period	5,938,318,447	6,151,542,771

End of period	$4,661,920,553	$5,938,318,447

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Value	Shares	Value
Class B
Sales	286,432	$2,789,242	1,123,743	$11,990,234
Reinvestments	35,194,589	293,170,924	30,293,753	315,055,031
Redemptions	(30,916,615)	(301,953,217)	(74,544,536)	(789,250,233)

Net increase (decrease)	4,564,406	$(5,993,051)	(43,127,040)	$(462,204,968)

Increase (decrease) derived from capital shares transactions		$(5,993,051)		$(462,204,968)

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-11

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated§ Financial Highlights

Selected per share data
	Class B
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$10.79		$10.36	$11.10	$9.22	$10.84	$9.75

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.05		0.10	0.09	0.18	0.11	0.05
Net realized and unrealized gain (loss)	(1.87)		0.90	0.25	1.72	(0.82)	1.24

Total income (loss) from investment operations	(1.82)		1.00	0.34	1.90	(0.71)	1.29

Less Distributions
Distributions from net investment income	(0.22)		(0.15)	(0.17)	(0.02)	(0.15)	(0.07)
Distributions from net realized capital gains	(0.35)		(0.42)	(0.91)	0.00	(0.76)	(0.13)

Total distributions	(0.57)		(0.57)	(1.08)	(0.02)	(0.91)	(0.20)

Net Asset Value, End of Period	$8.40		$10.79	$10.36	$11.10	$9.22	$10.84

Total Return (%) (b)	(16.91	)(c)	9.79	4.31	20.63	(7.18)	13.31

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%) (d)	0.93	(e)	0.93	0.93	0.92	0.92	0.92
Net ratio of expenses to average net assets (%) (d) (f)	0.87	(e)	0.86	0.88	0.88	0.87	0.89
Ratio of net investment income (loss) to average net assets (%)	1.07	(e)	0.94	0.90	1.71	1.08	0.47
Portfolio turnover rate (%)	6	(c)	11	42	36	40	1
Net assets, end of period (in millions)	$4,661.9		$5,938.3	$6,151.5	$6,647.0	$6,256.1	$7,533.5

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	The ratio of operating expenses to average net assets does not include expenses of the Underlying ETFs in which the Portfolio invests.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 7 of the Notes to Consolidated Financial Statements).

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-12

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Notes to Consolidated Financial Statements—June 30, 2022 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-four series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is BlackRock Global Tactical Strategies Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class B shares are currently offered by the Portfolio.

The Portfolio allocates its assets in a broad range of asset classes, primarily through other investment companies known as exchange traded funds (“Underlying ETFs”), involving primarily series of the iShares® Trust and iShares®, Inc., but the Portfolio also has the ability to invest in series sponsored by other companies.

2. Consolidation of Subsidiary—BlackRock Global Tactical Strategies Portfolio, Ltd.

The Portfolio may invest up to 6% of its total assets in the BlackRock Global Tactical Strategies Portfolio, Ltd., which is a wholly-owned and controlled subsidiary of the Portfolio that is organized under the laws of the Cayman Islands as an exempted company (the “Subsidiary”). The Portfolio invests in the Subsidiary in order to gain exposure to the commodities market within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies. Under Treasury regulations, subpart F income, if any, realized by a wholly-owned non-U.S. subsidiary (such as the Subsidiary) of the Portfolio and included in the Portfolio’s annual income for U.S. federal income purposes, will constitute qualifying income to the extent it is either (i) timely and currently repatriated or (ii) derived with respect to the Portfolio’s business of investing in stock, securities or currencies.

The Subsidiary invests primarily in commodity futures and swaps on commodity futures, but it may also invest in other commodity related instruments and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. Unlike the Portfolio, the Subsidiary may invest without limitation in commodity-linked derivatives; however, the Subsidiary complies with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Portfolio’s transactions in derivatives. In addition, the Portfolio and the Subsidiary will be subject to the Portfolio’s fundamental investment restrictions and compliance policies and procedures on a consolidated basis.

By investing in the Subsidiary, the Portfolio is exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are subject to commodities risk. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. The Portfolio, however, wholly owns and controls the Subsidiary, and the Portfolio and Subsidiary are both managed by BlackRock Financial Management, Inc. (the “Subadviser”), making it unlikely that the Subsidiary will take action contrary to the interests of the Portfolio and its shareholders. Changes in the laws of the United States and/or Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in the Portfolio’s prospectus and could adversely affect the Portfolio. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Portfolio shareholders would likely suffer decreased investment returns.

The Consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and the Financial Highlights of the Portfolio include the accounts of the Subsidiary. As of June 30, 2022, the Portfolio held $303,209,810 in the Subsidiary, representing 5.6% of the Portfolio’s total assets. All inter-company accounts and transactions have been eliminated in consolidation for the Portfolio. The Subsidiary has a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.

3. Significant Accounting Policies

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these consolidated financial statements, management has evaluated events and transactions subsequent to June 30, 2022 through the date the consolidated financial statements were issued.

BHFTI-13

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Notes to Consolidated Financial Statements—June 30, 2022—(Continued)

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946- Financial Services- Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its consolidated financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.

Investments in the ETFs are valued at the closing market quotation for their shares and are categorized as Level 1 within the fair value hierarchy. For information about the use of fair value pricing by the Underlying ETFs, please refer to the prospectuses for such Underlying ETFs.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from third-party pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Investments in unregistered open-end management investment companies are reported at NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy provided the NAV is observable, calculated daily and are the value at which both purchases and sales will be conducted.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded over-the-counter (“OTC”) are generally valued based upon interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including, but not limited to, the overnight index swap rate, London Interbank Offered Rate (“LIBOR”) forward rate or other interest rates, yield curves or credit spreads to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of

BHFTI-14

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Notes to Consolidated Financial Statements—June 30, 2022—(Continued)

an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

In December 2020, the Securities and Exchange Commission adopted Rule 2a-5, Good Faith Determinations of Fair Value, under the 1940 Act, which is intended to address valuation practices and the role of the board of directors with respect to the fair value of the investments of a registered investment company. Among other things, Rule 2a-5 will permit the Portfolio’s Board to designate the Portfolio’s primary investment adviser to perform the Portfolio’s fair value determinations, which will be subject to the Board’s oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the investment adviser’s fair value determinations. Compliance with Rule 2a-5 will be required beginning in September 2022. The Portfolio’s valuation policies and related practices may be impacted as the Portfolio comes into compliance with Rule 2a-5.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid in surplus. Book-tax differences are primarily due to controlled foreign corporation adjustments. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed. As of June 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure.

Due to Custodian - Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Portfolio to make properly authorized payments. When such payments result in an overdraft, the Portfolio is obligated to repay the Custodian at the

BHFTI-15

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Notes to Consolidated Financial Statements—June 30, 2022—(Continued)

current rate of interest charged by the Custodian for secured loans. This obligation is payable on demand to the Custodian. The Custodian has a lien on the Portfolio’s assets to the extent of any overdraft. At June 30, 2022, the Portfolio had a payment of $285,985 due to the Custodian pursuant to the foregoing arrangement. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value and such inputs would be considered level 2 in the fair value hierarchy at June 30, 2022. The Portfolio’s average overdraft advances during the six months ended June 30, 2022 were not significant.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2022, the Portfolio had direct investments in repurchase agreements with a gross value of $195,596,282. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $349,266,806. The combined value of all repurchase agreements is included as part of investments at value on the Consolidated Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2022.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur, any interest earned, and any dividends declared during the term of the loan, would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio generally receives cash, U.S. Government securities, letters of credit, or other collateral deemed appropriate by the Adviser. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, including repurchase agreements with respect to equity securities, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Consolidated Schedule of Investments and the valuation techniques are described in Note 3. The value of the securities on loan may change each business day. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2022 is reflected as securities lending income on the Consolidated Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2022 are disclosed in the footnotes to the Consolidated Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2022.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

All securities on loan are classified as Mutual Funds in the Portfolio’s Consolidated Schedule of Investments as of June 30, 2022. For all securities on loan, the remaining contractual maturity of the agreements is overnight and continuous.

BHFTI-16

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Notes to Consolidated Financial Statements—June 30, 2022—(Continued)

4. Investments in Derivative Instruments

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed-upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the valuation date, is included in the Consolidated Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Consolidated Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Consolidated Statement of Assets and Liabilities. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Portfolio may also experience losses even when such contracts are used for hedging purposes. The Portfolio’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Futures Contracts - The Portfolio may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign currency exchange rates in the normal course of pursuing its investment objective. During the period, the Portfolio’s investment in equity futures, treasury and other interest rate futures were used for both hedging and investment exposure purposes. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Consolidated Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Consolidated Statement of Operations. When the contract is closed or expires, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. If futures contracts are exchange-traded, the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default. For OTC futures, the Portfolio’s ability to terminate the positions may be more limited than in the case of exchange-traded positions and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

Swap Agreements - The Portfolio may enter into swap agreements in which the Portfolio and a counterparty agree to either make periodic net payments on a specified notional amount or net payment upon termination. Swap agreements are either privately negotiated in the OTC market (“OTC swaps”) or executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The Portfolio may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash may be paid or received, as applicable, by the Portfolio as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Portfolio as collateral for swap contracts are identified in the Consolidated Schedule of Investments and restricted cash, if any, is reflected on the Consolidated Statement of Assets and Liabilities.

Centrally Cleared Swaps: Clearinghouses currently offer clearing derivative transactions which include interest rate and credit derivatives. In a cleared derivative transaction, a Portfolio typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Portfolio’s exposure to the credit risk of the original counterparty. The Portfolio typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Portfolio would be required to post in an uncleared derivative transaction.

Swap agreements are marked-to-market daily. The fair value of an OTC swap is reflected on the Consolidated Statement of Assets and Liabilities. The changes in value, if any, are reflected as a component of net change in unrealized appreciation/depreciation on the

BHFTI-17

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Notes to Consolidated Financial Statements—June 30, 2022—(Continued)

Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for variation margin on the Consolidated Statement of Assets and Liabilities and as a component of unrealized appreciation/depreciation on the Consolidated Statement of Operations. Upfront payments paid or received upon entering into the swap agreement compensate for differences between the stated terms of the swap agreement and prevailing market conditions (such as credit spreads, currency exchange rates, interest rates, and other relevant factors). Upon termination or maturity of the swap, upfront premiums are recorded as realized gains or losses on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Consolidated Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Consolidated Statement of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit, and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Portfolio may enter into swap transactions with counterparties in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to cover the Portfolio’s exposure to the counterparty. Counterparty risk related to centrally cleared swaps is mitigated due to the protection against defaults provided by the exchange on which these contracts trade.

Interest Rate Swaps: The Portfolio may enter into interest rate swaps to manage its exposure to interest rates or to protect against currency fluctuations, to adjust its interest rate sensitivity (duration), to preserve a return or spread on a particular investment, or otherwise as a substitute for a direct investment in debt securities. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Other forms of interest rate swap agreements may include: (1) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; (2) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; (3) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels; and (4) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.

Total Return Swaps: The Portfolio may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. When the Portfolio pays interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the Portfolio may be required to pay the change in value to the counterparty in addition to the interest payment; conversely, when the Portfolio receives interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the Portfolio may receive the change in value in addition to the interest payment. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying asset increases and receives payment from the other party if the value of the underlying asset decreases.

BHFTI-18

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Notes to Consolidated Financial Statements—June 30, 2022—(Continued)

The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2022 by category of risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Unrealized appreciation on centrally cleared swap contracts (a) (b)	$18,368,387	Unrealized depreciation on centrally cleared swap contracts (a) (b)	$48,279,989
	Unrealized appreciation on futures contracts (b) (c)	3,127,848
Equity	Unrealized appreciation on futures contracts (b) (c)	653,679	Unrealized depreciation on futures contracts (b) (c)	15,588,190
Commodity			OTC swap contracts at market value (d)	15,176,205
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	503,610	Unrealized depreciation on forward foreign currency exchange contracts	63,140

Total		$22,653,524		$79,107,524

(a)	Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Consolidated Schedule of Investments. Only the variation margin is reported within the Consolidated Statement of Assets and Liabilities.
(b)	Financial instrument not subject to a master netting agreement.
(c)	Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedule of Investments. Only the current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.
(d)	Excludes OTC swap interest payable of $270,087.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Consolidated Statement of Assets and Liabilities to enable users of the consolidated financial statements to evaluate the effect or potential effect of netting arrangements on its consolidated financial position for recognized assets and liabilities.

The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2022.

Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Deutsche Bank AG	$138,381	$—	$—	$138,381
HSBC Bank plc	26,517	—	—	26,517
JPMorgan Chase Bank N.A.	44,770	(44,770)	—	—
UBS AG	293,942	—	—	293,942

	$503,610	$(44,770)	$—	$458,840

The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2022.

Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
JPMorgan Chase Bank N.A.	$15,239,345	$(44,770)	$(8,034,000)	$7,160,575

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

The following tables summarize the effect of derivative instruments on the Consolidated Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2022:

Consolidated Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Equity	Commodity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$—	$4,344,385	$4,344,385
Futures contracts	31,888,076	(46,020,432)	—	—	(14,132,356)
Swap contracts	(172,563,478)	—	107,769,949	—	(64,793,529)

	$(140,675,402)	$(46,020,432)	$107,769,949	$4,344,385	$(74,581,500)

BHFTI-19

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Notes to Consolidated Financial Statements—June 30, 2022—(Continued)

Consolidated Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Equity	Commodity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$—	$(1,031,825)	$(1,031,825)
Futures contracts	5,315,396	(23,027,906)	—	—	(17,712,510)
Swap contracts	(30,998,002)	—	(32,834,605)	—	(63,832,607)

	$(25,682,606)	$(23,027,906)	$(32,834,605)	$(1,031,825)	$(82,576,942)

For the six months ended June 30, 2022, the average notional par or face amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$641,511,352
Futures contracts long	513,499,352
Futures contracts short	(365,762,855)
Swap contracts	1,839,369,253

‡	Averages are based on activity levels during the period for which the amounts are outstanding.

5. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the COVID-19 pandemic. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The COVID-19 pandemic has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this pandemic, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. At this time, it is still not possible to estimate the severity or duration of the COVID-19 pandemic, including the severity, duration and frequency of any additional “waves” or emerging variants of COVID-19. It is also still not possible to estimate the duration or frequency of the utilization of any therapeutic treatments and vaccines for COVID-19 or variants thereof. It is likewise still not possible to predict or estimate the longer-term effects of the COVID-19 pandemic, or any actions taken to contain or address the pandemic, on the Portfolios, the financial markets, and economy at large. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

In late February 2022, Russian military forces invaded Ukraine, significantly amplifying already existing geopolitical tensions among Russia, Ukraine, Europe, NATO, and the West. Russia’s invasion, the responses of countries and political bodies to Russia’s actions, and the potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities such as oil and natural gas. Following Russia’s actions, various countries, including the U.S., Canada, the United Kingdom, Germany, and France, as well as the European Union, issued broad-ranging economic sanctions against Russia. Sanctions threatened or imposed by these jurisdictions, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or the Portfolio. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Portfolio. Sanctions, or the threat of new or modified sanctions, could impair the ability of the Portfolio to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and

BHFTI-20

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Notes to Consolidated Financial Statements—June 30, 2022—(Continued)

liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Portfolio, even if the Portfolio does not have direct exposure to securities of Russian issuers.

Commodities Risk: Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the consolidated financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (e.g., futures contracts and exchange-traded options), while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options).

For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar master agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Portfolio the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to such counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Consolidated Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Consolidated Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Consolidated Schedule of Investments.

Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency, which is segregated at a broker account registered with the Commodities Futures Trading Commission, or the applicable regulator. In a cleared derivative transaction, the Portfolio’s counterparty is a clearinghouse rather than a bank or broker. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

BHFTI-21

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Notes to Consolidated Financial Statements—June 30, 2022—(Continued)

Foreign Investment Risk: The investments by the Portfolio in foreign securities, whether direct or indirect, involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation, unexpected market closures or other political, social or economic developments, such as the imposition of economic sanctions against one or more countries, organizations, entities and/or individuals, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, which is the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In 2017, the UK Financial Conduct Authority (FCA) announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. dollar LIBOR and the Sterling Overnight Interbank Average Rate for GBP LIBOR). Various financial industry groups have been planning for the transition away from LIBOR and markets are developing in response to these new rates, but there are concerns around liquidity of the new rates and obstacles to converting certain securities and transactions to new rates. Neither the effect of the transition process nor its ultimate success can yet be known. The transition away from and eventual elimination of LIBOR may adversely affect the interest rates on, and liquidity and value of, certain assets and liabilities of the Portfolio that are tied to LIBOR. These may include bank loans, floating rate securities, structured securities (including asset-backed and mortgage-backed securities), other debt securities, derivatives, and financing transactions tied to LIBOR, particularly insofar as the documentation governing such instruments does not include “fall back” provisions addressing the transition from LIBOR. The effect of any changes to, or discontinuation of, LIBOR on the Portfolio will vary depending on, among other things (1) existing fallback or termination provisions in individual contracts and (2) the extent to which industry participants adopt new reference rates and fallbacks for both legacy and new products and instruments. The Subadviser may have discretion to determine a successor or substitute reference rate, including any price or other adjustments to account for differences between the successor or substitute reference rate and previous rate. Such successor or substitute reference rate and any adjustments selected may negatively impact the Portfolio’s investments, performance or financial condition, and may expose the Portfolio to additional tax, accounting and regulatory risks. The transition away from LIBOR may affect the value, liquidity or return on certain Portfolio investments and may result in costs incurred in connection with closing out positions and entering into new trades, adversely impacting the Portfolio’s overall financial condition or results of operations. It is difficult to predict the full impact of the transition away from LIBOR and the adoption of alternative reference rates on the Portfolio.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

6. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2022 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$253,411,291	$0	$553,190,770

BHFTI-22

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Notes to Consolidated Financial Statements—June 30, 2022—(Continued)

7. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2022	% per annum	Average Daily Net Assets
$17,301,604	0.800%	First $100 million
	0.750%	$100 million to $300 million
	0.700%	$300 million to $600 million
	0.675%	$600 million to $1 billion
	0.650%	Over $1 billion

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. The Subadviser is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, the Adviser has agreed, for the period April 29, 2022 to April 30, 2023, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.180%	First $100 million
0.130%	$100 million to $300 million
0.080%	$300 million to $600 million
0.055%	$600 million to $1 billion
0.030%	$1 billion to $2.5 billion
0.050%	$2.5 billion to $4.5 billion
0.100%	$4.5 billion to $6.5 billion
0.130%	Over $6.5 billion

An identical agreement was in place for the period April 30, 2021 to April 29, 2022. Amounts waived for the six months ended June 30, 2022 are shown as a management fee waiver in the Consolidated Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2022 are shown as Distribution and service fees in the Consolidated Statement of Operations.

BHFTI-23

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Notes to Consolidated Financial Statements—June 30, 2022—(Continued)

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. During the six months ended June 30, 2022, deferred compensation losses exceeded accrued Trustees’ fees and expenses. As such, changes in the value of participants’ deferral accounts in excess of the Trustees’ fees and expenses are reflected as a component of Miscellaneous expenses in the Consolidated Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Consolidated Statement of Assets and Liabilities.

8. Transactions in Securities of Affiliated Issuers

The Portfolio does not invest in the Underlying ETFs for the purpose of exercising control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying ETFs’ net assets. Transactions in the Underlying ETFs for the six months ended June 30, 2022 were as follows:

Security Description	Market Value December 31, 2021	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Ending Value as of June 30, 2022	Income earned from affiliates during the period	Number of shares held at June 30, 2022
iShares Core MSCI EAFE ETF	$1,291,355,000	$—	$—	$—	$(273,184,559)	$1,018,170,441	$23,043,973	17,301,112
iShares Core S&P 500 ETF	627,384,470	—	—	—	(128,688,854)	498,695,616	3,635,250	1,315,299
iShares Core U.S. Aggregate Bond ETF	931,739,730	192,843,174	(335,652,824)	(30,816,699)	(70,066,174)	688,047,207	6,611,151	6,766,790
iShares U.S. Real Estate ETF	130,903,020	60,568,117	(79,771,727)	18,497,889	(44,597,676)	85,599,623	556,411	930,633

	$2,981,382,220	$253,411,291	$(415,424,551)	$(12,318,810)	$(516,537,263)	$2,290,512,887	$33,846,785

9. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

10. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2022 was as follows:

Cost basis of investments	$5,337,286,228

Gross unrealized appreciation	382,018,295
Gross unrealized (depreciation)	(543,283,590)

Net unrealized appreciation (depreciation)	$(161,265,295)

The tax character of distributions paid for the years ended December 31, 2021 and 2020 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2021	2020	2021	2020	2021	2020
$264,690,994	$423,912,376	$50,364,037	$188,595,425	$315,055,031	$612,507,801

As of December 31, 2021, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation (Depreciation)	Accumulated Capital Losses	Total
$114,557,596	$177,534,706	$802,229,331	$—	$1,094,321,633

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2021, the Portfolio had no accumulated capital losses.

BHFTI-24

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Notes to Consolidated Financial Statements—June 30, 2022—(Continued)

11. Recent Accounting Pronouncement

In January 2021, the FASB issued Accounting Standards Update No. 2021-01 (“ASU 2021-01”), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, as regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective through December 31, 2022, for all entities. The expedients and exceptions provided by the amendments do not apply to contract modifications and hedging relationships entered into or evaluated after December 31, 2022, except for hedging transactions as of December 31, 2022, that an entity has elected certain optional expedients for and that are retained through the end of the hedging relationship. Management expects that the adoption of the guidance will not have a material impact on the Portfolio’s financial statements.

BHFTI-25

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

For the period April 1, 2021 through March 31, 2022, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-26

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Managed by BlackRock Financial Management, Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2022, the Class A and B shares of the BlackRock High Yield Portfolio returned -13.17% and -13.25%, respectively. The Portfolio’s benchmark, the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index¹, returned -14.19%.

MARKET ENVIRONMENT / CONDITIONS

High yield bonds ended a particularly volatile second quarter with returns of -9.83% to bring year-to-date returns to -14.19%. Rising inflation and recession fears dominated headlines with a backdrop of continued geopolitical turmoil, highlighted by an unresolved Russia-Ukraine conflict and COVID-19 lockdowns in China. Inflation and recessionary fears were the overarching concerns this quarter. The Federal Reserve (the “Fed”) took a firmer stance against inflation by raising rates by a higher than expected 0.75% after an elevated consumer price index (CPI) reading of 8.6% the week prior. This ultimately caused the most aggressive hike since 1994 and took the Fed funds rate to the highest level since just before the COVID-19 pandemic began in March 2020. This comes alongside wage growth of only 5.2% over the past year, which many expect to contribute to growth slowdown. While BB rated bonds’ longer duration profile led them to underperform in the first quarter alongside a rates selloff, inflationary and recessionary impacts were the main fear in the second quarter leading to CCC rated bonds posting losses of -12.89% during the second quarter leading to a year-to-date return of -16.35%. BB rated bonds returned -13.86% year-to-date and single B rated bonds returned at -13.86%. Every sector is lower year-to-date with oil field equipment and services seeing the best performance at -6.22% and pharmaceuticals suffering the worst at -23.02%.

After a record-setting 2021 for U.S. high yield new issues, the first quarter of 2022 marked a drastically lower level of deal flow as market volatility dampened activity with only ~$47 billion in gross issuance. The second quarter of 2022 was even quieter at just ~$20 billion of issuance as borrowing costs continued to move higher and overall market volatility increased. In contrast, investment grade (“IG”) new issue volumes kept pace with 2021’s levels, down only 7.5% year-over-year at $705.4 billion. High yield market participants looked to allocate to IG selectively as the market’s relative lack of supply left some cash on the sidelines. On the fund flows side, high yield mutual funds and exchange-traded funds saw another ~$12 billion of outflows in the second quarter, to bring year-to-date redemptions to ~$35 billion. This acceleration comes after outflows of $13 billion in 2021. Combined, year-to-date 2022 and 2021’s flow experience negate the $38.3 billion of inflows for the space in 2020.

Despite the broader market weakness, recent fundamentals for the high yield universe remain strong. Through June month-end, the trailing 12-month U.S. High Yield default rate was 0.76%, well below the 3.20% long-term average for the market. Backward-looking datapoints such as interest coverage and leverage have been at particularly strong levels, though we are starting to see higher dispersion across sectors and issuers.

PORTFOLIO REVIEW / PERIOD END POSITIONING

For the first six-months of 2022, security selection in retailers and independent energy were the biggest contributors to active performance, whereas our overweight to Information Technology and adverse security selection in wirelines were the biggest detractors. By credit rating, our underweight to BB rated bonds was most additive to relative performance, whereas our overweight to single-B rated and CCC rated bonds were a detractor. Finally, our out-of-benchmark positions in equities and IG Bonds were a detractor from the Portfolio’s performance during the first half of 2022, whereas our allocation to Bank Loans was additive on a relative basis given loans have outperformed High Yield Bonds during the year.

The Portfolio’s broad themes remained generally consistent throughout the first half of 2022. From a ratings perspective, the Portfolio was consistently underweight BB-rated credits and overweight B-rated and CCC-rated credits. Importantly, our conviction for the Portfolio’s CCC-rated credits is based on at least one of the following: a potential for near-term upgrade to single B, a near-term catalyst for price appreciation, and/or it is short duration paper with substantial yield.

From a tactical asset allocation perspective, we continued to hold IG Credit and Bank Loans, although we’ve reduced our Bank Loan positioning slightly during the second quarter on the back of strong relative performance.

At the end of the period, the Portfolio continued to maintain a tactical position to liquid high yield index securities like credit default swap index or exchange-traded funds as an efficient means of portfolio management. All derivatives performed as expected during the period.

BHFTI-1

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Managed by BlackRock Financial Management, Inc.

Portfolio Manager Commentary*—(Continued)

Finally, at period end, from a sector standpoint, the Portfolio’s top sector overweights were to the Information Technology, cable & satellite, and wirelines sectors and sub-sectors. The Portfolio’s largest sub-sector underweights included media & entertainment, retailers, and automotive.

James Keenan

Mitch Garfin

David Delbos

Derek Schoenhofen

Portfolio Managers

BlackRock Financial Management, Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index is composed of fixed rate non-investment grade debt with at least one year remaining to maturity that are dollar-denominated, nonconvertible and have an outstanding par value of at least $100 million. It limits issue exposure to a 2% maximum.

BHFTI-2

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

A $10,000 INVESTMENT COMPARED TO THE BLOOMBERG U.S. CORPORATE HIGH YIELD 2% ISSUER CAPPED INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2022

	6 Month	1 Year	5 Year	10 Year
BlackRock High Yield Portfolio
Class A	-13.17	-11.75	2.66	4.94
Class B	-13.25	-12.03	2.41	4.68
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index	-14.19	-12.82	2.09	4.47

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2022

Top Sectors

% of Net Assets
Corporate Bonds & Notes	83.0
Floating Rate Loans	11.6
Common Stocks	1.2
Convertible Bonds	0.5

BHFTI-3

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2022 through June 30, 2022.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

BlackRock High Yield Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period** January 1, 2022 to June 30, 2022
Class A (a)	Actual	0.63%	$1,000.00	$868.30	$2.92
	Hypothetical*	0.63%	$1,000.00	$1,021.67	$3.16

Class B (a)	Actual	0.88%	$1,000.00	$867.50	$4.07
	Hypothetical*	0.88%	$1,000.00	$1,020.43	$4.41

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 6 of the Notes to Financial Statements.

BHFTI-4

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2022

Corporate Bonds & Notes—83.0% of Net Assets

Security Description	Principal Amount*	Value

Advertising—1.1%
Clear Channel International B.V. 6.625%, 08/01/25 (144A)	809,000	$752,370
Clear Channel Outdoor Holdings, Inc.
5.125%, 08/15/27 (144A)	3,295,000	2,782,067
7.500%, 06/01/29 (144A) (a)	2,346,000	1,686,915
7.750%, 04/15/28 (144A) (a)	2,403,000	1,748,351
CMG Media Corp. 8.875%, 12/15/27 (144A)	1,535,000	1,212,665
Lamar Media Corp. 4.000%, 02/15/30	132,000	110,834
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.250%, 01/15/29 (144A)	351,000	279,613
4.625%, 03/15/30 (144A)	41,000	32,303
5.000%, 08/15/27 (144A) (a)	451,000	394,061
Stagwell Global LLC 5.625%, 08/15/29 (144A) (a)	275,000	220,971
Summer BC Holdco A Sarl 9.250%, 10/31/27 (EUR)	90,105	72,661
Summer BC Holdco B Sarl 5.750%, 10/31/26 (EUR)	100,000	91,292

		9,384,103

Aerospace/Defense—2.8%
Bombardier, Inc.
6.000%, 02/15/28 (144A)	1,515,000	1,135,341
7.125%, 06/15/26 (144A)	1,681,000	1,385,951
7.450%, 05/01/34 (144A)	110,000	82,494
7.500%, 03/15/25 (144A)	60,000	54,225
7.875%, 04/15/27 (144A) (a)	1,417,000	1,179,525
F-Brasile S.p.A. / F-Brasile U.S. LLC 7.375%, 08/15/26 (144A)	664,000	528,863
Howmet Aerospace, Inc. 5.125%, 10/01/24 (a)	31,000	30,729
Rolls-Royce plc 5.750%, 10/15/27 (144A)	2,364,000	2,130,673
Spirit AeroSystems, Inc.
5.500%, 01/15/25 (144A)	379,000	350,575
7.500%, 04/15/25 (144A)	88,000	81,730
TransDigm, Inc.
4.625%, 01/15/29	1,089,000	876,667
4.875%, 05/01/29	775,000	630,881
6.250%, 03/15/26 (144A)	10,845,000	10,451,869
6.375%, 06/15/26	96,000	89,760
7.500%, 03/15/27	277,000	261,324
8.000%, 12/15/25 (144A)	1,955,000	1,976,974
Triumph Group, Inc. 8.875%, 06/01/24 (144A) (a)	2,103,000	2,118,499

		23,366,080

Agriculture—0.1%
Darling Ingredients, Inc. 6.000%, 06/15/30 (144A)	841,000	838,183

Agriculture—(Continued)
Tereos Finance Groupe I S.A. 7.500%, 10/30/25 (EUR)	100,000	102,855

		941,038

Airlines—1.9%
Air Canada 3.875%, 08/15/26 (144A)	843,000	713,085
Air France-KLM 3.875%, 07/01/26 (EUR)	100,000	84,884
American Airlines, Inc. 11.750%, 07/15/25 (144A)	2,050,000	2,121,545
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.
5.500%, 04/20/26 (144A) (a)	1,340,020	1,231,190
5.750%, 04/20/29 (144A)	3,230,316	2,757,915
Delta Air Lines, Inc. 7.000%, 05/01/25 (144A)	248,000	251,023
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 4.750%, 10/20/28 (144A)	674,610	637,222
Deutsche Lufthansa AG
2.000%, 07/14/24 (EUR)	100,000	97,907
2.875%, 05/16/27 (EUR)	100,000	82,693
3.500%, 07/14/29 (EUR)	100,000	78,640
3.750%, 02/11/28 (EUR)	100,000	84,098
Finnair Oyj 4.250%, 05/19/25 (EUR)	100,000	86,164
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty, Ltd. 5.750%, 01/20/26 (144A)	939,000	841,532
International Consolidated Airlines Group S.A.
2.750%, 03/25/25 (EUR)	100,000	88,618
3.750%, 03/25/29 (EUR)	100,000	73,985
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 6.500%, 06/20/27 (144A)	1,978,500	1,944,470
Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd. 8.000%, 09/20/25 (144A) (a)	89,401	91,750
United Airlines Pass-Through Trust
4.875%, 01/15/26	103,750	98,522
5.875%, 10/15/27	1,643,720	1,614,937
United Airlines, Inc.
4.375%, 04/15/26 (144A)	1,194,000	1,052,117
4.625%, 04/15/29 (144A)	1,778,000	1,508,224

		15,540,521

Apparel—0.2%
Crocs, Inc.
4.125%, 08/15/31 (144A)	898,000	635,565
4.250%, 03/15/29 (144A)	45,000	33,286
Kontoor Brands, Inc. 4.125%, 11/15/29 (144A)	269,000	213,618
Levi Strauss & Co. 3.500%, 03/01/31 (144A) (a)	531,000	434,092

		1,316,561

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2022

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Auto Manufacturers—1.3%
Allison Transmission, Inc. 5.875%, 06/01/29 (144A)	472,000	$438,960
Ford Motor Co.
3.250%, 02/12/32	1,740,000	1,301,346
4.346%, 12/08/26 (a)	128,000	118,634
4.750%, 01/15/43	227,000	161,700
5.291%, 12/08/46 (a)	293,000	224,703
Ford Motor Credit Co. LLC
2.700%, 08/10/26	800,000	681,720
2.900%, 02/16/28	733,000	590,622
3.375%, 11/13/25	206,000	185,497
3.625%, 06/17/31	1,063,000	823,825
3.810%, 01/09/24	987,000	957,585
3.815%, 11/02/27	200,000	170,000
4.000%, 11/13/30 (a)	620,000	502,358
4.125%, 08/17/27	400,000	352,200
4.134%, 08/04/25 (a)	916,000	867,621
4.271%, 01/09/27	210,000	188,352
4.389%, 01/08/26	200,000	184,212
4.687%, 06/09/25	200,000	189,002
4.950%, 05/28/27	692,000	642,695
5.113%, 05/03/29	443,000	397,138
5.125%, 06/16/25	928,000	886,166
General Motors Financial Co., Inc. 5.700%, 5Y H15 + 4.997%, 09/30/30 (b)	270,000	234,900
Jaguar Land Rover Automotive plc 4.500%, 07/15/28 (EUR)	100,000	74,810
RCI Banque S.A. 2.625%, 5Y EUR Swap + 2.850%, 02/18/30 (EUR) (b)	200,000	181,654
Renault S.A. 2.375%, 05/25/26 (EUR)	100,000	89,690
Volkswagen International Finance NV 4.375%, 9Y EUR Swap + 3.360%, 03/28/31 (EUR) (b)	100,000	84,083
Wabash National Corp. 4.500%, 10/15/28 (144A)	546,000	417,690

		10,947,163

Auto Parts & Equipment—1.6%
Adient U.S. LLC 9.000%, 04/15/25 (144A)	413,000	429,520
Clarios Global L.P. 6.750%, 05/15/25 (144A) (a)	1,142,000	1,131,094
Clarios Global L.P. / Clarios U.S. Finance Co.
4.375%, 05/15/26 (EUR)	167,000	152,374
6.250%, 05/15/26 (144A) (a)	2,439,000	2,347,537
8.500%, 05/15/27 (144A) (a)	6,919,000	6,687,041
Dealer Tire LLC / DT Issuer LLC 8.000%, 02/01/28 (144A)	747,000	645,333
Dornoch Debt Merger Sub, Inc. 6.625%, 10/15/29 (144A)	306,000	225,981
Faurecia SE
2.750%, 02/15/27 (EUR)	100,000	81,478
3.750%, 06/15/28 (EUR)	100,000	80,809
Goodyear Tire & Rubber Co. (The)
5.000%, 07/15/29 (a)	344,000	284,886

Auto Parts & Equipment—(Continued)
Goodyear Tire & Rubber Co. (The)
5.625%, 04/30/33	207,000	165,782
9.500%, 05/31/25 (a)	444,000	459,172
Grupo Antolin-Irausa S.A. 3.375%, 04/30/26 (EUR)	122,000	94,609
IHO Verwaltungs GmbH 3.875%, 4.625% PIK, 05/15/27 (EUR) (c)	101,000	82,302
Meritor, Inc. 4.500%, 12/15/28 (144A) (a)	164,000	157,903
Titan International, Inc. 7.000%, 04/30/28 (a)	150,000	140,910
ZF Finance GmbH
2.000%, 05/06/27 (EUR)	100,000	80,650
3.000%, 09/21/25 (EUR)	100,000	91,847
3.750%, 09/21/28 (EUR)	100,000	82,220

		13,421,448

Banks—0.9%
Banca Monte dei Paschi di Siena S.p.A. 2.625%, 04/28/25 (EUR)	175,000	161,907
Banco BPM S.p.A.
2.875%, 5Y EUR Swap + 3.170%, 06/29/31 (EUR) (b)	200,000	177,628
5.000%, 5Y EUR Swap + 5.419%, 09/14/30 (EUR) (b)	100,000	99,689
Banco de Sabadell S.A. 2.500%, 5Y EUR Swap + 2.950%, 04/15/31 (EUR) (b)	100,000	87,064
Banco Espirito Santo S.A.
2.625%, 05/08/17 (EUR) (d)	400,000	60,781
4.750%, 01/15/18 (EUR) (d)	1,000,000	151,953
Bank of Cyprus Pcl 2.500%, 5Y EUR Swap + 2.785%, 06/24/27 (EUR) (b)	100,000	81,149
Citigroup, Inc.
4.000%, 5Y H15 + 3.597%, 12/10/25 (b)	370,000	320,050
4.150%, 5Y H15 + 3.000%, 11/15/26 (b)	10,000	8,025
Deutsche Bank AG 4.000%, 5Y EURIBOR ICE Swap + 3.300%, 06/24/32 (EUR) (b)	100,000	95,835
First-Citizens Bank & Trust Co. 6.000%, 04/01/36	1,604,000	1,695,183
Goldman Sachs Group, Inc. (The) 4.950%, 5Y H15 + 3.224%, 02/10/25 (b)	1,490,000	1,341,492
Intesa Sanpaolo S.p.A.
4.198%, 1Y H15 + 2.600%, 06/01/32 (144A) (b)	415,000	303,969
4.950%, 1Y H15 + 2.750%, 06/01/42 (144A) (b)	305,000	206,070
5.148%, 06/10/30 (GBP)	100,000	105,133
JPMorgan Chase & Co.
4.600%, SOFR + 3.125%, 02/01/25 (b)	539,000	455,197
5.000%, SOFR + 3.380%, 08/01/24 (b)	1,401,000	1,236,382
Wells Fargo & Co. 3.900%, 5Y H15 + 3.453%, 03/15/26 (a) (b)	890,000	766,513

		7,354,020

Biotechnology—0.0%
Cidron Aida Finco S.a.r.l
5.000%, 04/01/28 (EUR)	100,000	87,049
6.250%, 04/01/28 (GBP)	100,000	99,514

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2022

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Biotechnology—(Continued)
Grifols Escrow Issuer S.A. 3.875%, 10/15/28 (EUR)	100,000	$86,327

		272,890

Building Materials—0.7%
Cornerstone Building Brands, Inc. 6.125%, 01/15/29 (144A)	634,000	407,309
CP Atlas Buyer, Inc. 7.000%, 12/01/28 (144A) (a)	169,000	122,048
HT Troplast GmbH 9.250%, 07/15/25 (EUR)	100,000	92,744
JELD-WEN, Inc.
4.625%, 12/15/25 (144A)	40,000	34,000
6.250%, 05/15/25 (144A)	326,000	312,960
Masonite International Corp.
3.500%, 02/15/30 (144A) (a)	574,000	456,887
5.375%, 02/01/28 (144A)	180,000	162,900
New Enterprise Stone & Lime Co., Inc.
5.250%, 07/15/28 (144A) (a)	222,000	182,492
9.750%, 07/15/28 (144A)	284,000	242,820
PCF GmbH 4.750%, 04/15/26 (EUR)	100,000	82,526
SRM Escrow Issuer LLC 6.000%, 11/01/28 (144A)	2,052,000	1,734,412
Standard Industries, Inc.
3.375%, 01/15/31 (144A)	633,000	466,912
4.375%, 07/15/30 (144A) (a)	1,310,000	1,033,262
Summit Materials LLC / Summit Materials Finance Corp. 5.250%, 01/15/29 (144A)	382,000	333,295

		5,664,567

Chemicals—2.1%
Ashland LLC 3.375%, 09/01/31 (144A) (a)	788,000	640,939
Axalta Coating Systems LLC 3.375%, 02/15/29 (144A) (a)	1,404,000	1,146,183
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 4.750%, 06/15/27 (144A) (a)	631,000	567,017
Chemours Co. (The)
4.000%, 05/15/26 (EUR)	200,000	185,487
5.750%, 11/15/28 (144A) (a)	257,000	219,023
Diamond BC B.V. 4.625%, 10/01/29 (144A)	1,529,000	1,222,741
Element Solutions, Inc. 3.875%, 09/01/28 (144A)	4,609,000	3,803,024
EverArc Escrow Sarl 5.000%, 10/30/29 (144A)	1,524,000	1,282,774
FIS - Fabbrica Italiana Sintetici S.p.A. 5.625%, 08/01/27 (EUR)	167,000	147,383
GCP Applied Technologies, Inc. 5.500%, 04/15/26 (144A)	458,000	455,710
HB Fuller Co. 4.250%, 10/15/28	257,000	215,638

Chemicals—(Continued)
Herens Holdco Sarl 4.750%, 05/15/28 (144A)	1,553,000	1,290,232
Herens Midco Sarl 5.250%, 05/15/29 (EUR)	100,000	68,377
Illuminate Buyer LLC / Illuminate Holdings IV, Inc. 9.000%, 07/01/28 (144A)	973,000	768,670
Ingevity Corp. 3.875%, 11/01/28 (144A)	191,000	159,963
Kobe U.S. Midco 2, Inc. 9.250%, 10.000% PIK, 11/01/26 (144A) (c)	641,000	586,284
LSF11 A5 HoldCo LLC 6.625%, 10/15/29 (144A) (a)	312,000	262,860
Lune Holdings Sarl 5.625%, 11/15/28 (EUR)	100,000	84,142
Minerals Technologies, Inc. 5.000%, 07/01/28 (144A)	365,000	317,660
Monitchem HoldCo 3 S.A. 5.250%, 03/15/25 (EUR)	100,000	96,018
Nobian Finance B.V. 3.625%, 07/15/26 (EUR)	100,000	80,680
NOVA Chemicals Corp. 4.875%, 06/01/24 (144A)	161,000	153,030
SCIL IV LLC / SCIL USA Holdings LLC 5.375%, 11/01/26 (144A) (a)	662,000	529,600
SPCM S.A. 3.125%, 03/15/27 (144A) (a)	259,000	218,166
WR Grace Holdings LLC 5.625%, 08/15/29 (144A)	3,754,000	2,763,883

		17,265,484

Commercial Services—4.4%
ADT Security Corp. (The)
4.125%, 08/01/29 (144A) (a)	75,000	60,867
4.875%, 07/15/32 (144A)	103,000	81,990
Albion Financing 1 Sarl / Aggreko Holdings, Inc. 6.125%, 10/15/26 (144A)	481,000	411,653
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.000%, 06/01/29 (144A) † (a)	2,918,000	2,118,969
6.625%, 07/15/26 (144A) †	3,454,000	3,169,494
9.750%, 07/15/27 (144A) † (a)	1,624,000	1,374,456
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl
3.625%, 06/01/28 (EUR)	100,000	78,854
4.625%, 06/01/28 (144A) † (a)	2,382,000	1,964,441
4.625%, 06/01/28 (144A)	1,646,000	1,331,962
4.875%, 06/01/28 (GBP)	100,000	95,467
AMN Healthcare, Inc. 4.000%, 04/15/29 (144A) (a)	212,000	179,140
APi Group DE, Inc. 4.125%, 07/15/29 (144A)	352,000	279,558
4.750%, 10/15/29 (144A)	276,000	222,870
APX Group, Inc.
5.750%, 07/15/29 (144A)	718,000	555,869
6.750%, 02/15/27 (144A) (a)	590,000	547,167
Autostrade per l’Italia S.p.A.
1.625%, 01/25/28 (EUR)	100,000	87,256

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2022

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—(Continued)
Autostrade per l’Italia S.p.A.
2.000%, 12/04/28 (EUR)	131,000	$111,890
2.000%, 01/15/30 (EUR)	200,000	164,004
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.375%, 03/01/29 (144A) (a)	90,000	74,863
BCP V Modular Services Finance II plc
4.750%, 11/30/28 (EUR)	200,000	166,310
6.125%, 11/30/28 (GBP)	100,000	94,889
Block, Inc. 3.500%, 06/01/31 (144A) (a)	3,227,000	2,571,467
Brink’s Co. (The) 5.500%, 07/15/25 (144A)	100,000	96,222
Castor S.p.A. 5.250%, 3M EURIBOR + 5.250%, 02/15/29 (EUR) (b)	100,000	96,718
CoreLogic, Inc. 4.500%, 05/01/28 (144A)	1,030,000	793,100
EC Finance plc 3.000%, 10/15/26 (EUR)	200,000	182,819
Garda World Security Corp. 4.625%, 02/15/27 (144A)	296,000	254,560
Gartner, Inc.
3.625%, 06/15/29 (144A)	386,000	334,419
3.750%, 10/01/30 (144A) (a)	524,000	446,055
4.500%, 07/01/28 (144A)	293,000	269,034
Graham Holdings Co. 5.750%, 06/01/26 (144A)	80,000	79,200
HealthEquity, Inc. 4.500%, 10/01/29 (144A)	1,594,000	1,394,750
Herc Holdings, Inc. 5.500%, 07/15/27 (144A)	672,000	613,469
Hertz Corp. (The)
4.625%, 12/01/26 (144A) (a)	346,000	289,284
5.000%, 12/01/29 (144A) (a)	271,000	208,670
La Financiere Atalian SASU 5.125%, 05/15/25 (EUR)	200,000	159,839
Legends Hospitality Holding Co. LLC / Legends Hospitality Co-Issuer, Inc. 5.000%, 02/01/26 (144A)	561,000	470,118
Loxam SAS
3.750%, 07/15/26 (EUR)	100,000	89,736
4.500%, 02/15/27 (EUR)	101,000	90,733
Metis Merger Sub LLC 6.500%, 05/15/29 (144A)	560,000	445,002
MPH Acquisition Holdings LLC 5.500%, 09/01/28 (144A)	590,000	525,099
Nesco Holdings II, Inc. 5.500%, 04/15/29 (144A)	593,000	496,638
Nielsen Finance LLC / Nielsen Finance Co.
5.625%, 10/01/28 (144A)	1,147,000	1,065,219
5.875%, 10/01/30 (144A)	449,000	412,254
PECF USS Intermediate Holding III Corp. 8.000%, 11/15/29 (144A)	31,000	24,568
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.750%, 04/15/26 (144A)	306,000	285,345
6.250%, 01/15/28 (144A) (a)	672,000	562,192

Commercial Services—(Continued)
Rekeep S.p.A. 7.250%, 02/01/26 (EUR)	100,000	90,293
Sabre GLBL, Inc.
7.375%, 09/01/25 (144A)	535,000	496,213
9.250%, 04/15/25 (144A)	650,000	626,308
Service Corp. International
4.000%, 05/15/31	1,622,000	1,384,782
5.125%, 06/01/29 (a)	52,000	48,994
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 4.625%, 11/01/26 (144A) (a)	1,050,000	929,239
Sotheby’s 7.375%, 10/15/27 (144A)	2,021,000	1,873,009
Sotheby’s/Bidfair Holdings, Inc. 5.875%, 06/01/29 (144A)	1,022,000	877,202
Techem Verwaltungsgesellschaft 674 mbH 6.000%, 07/30/26 (EUR)	87,920	77,789
Techem Verwaltungsgesellschaft 675 mbH 2.000%, 07/15/25 (EUR)	100,000	91,643
United Rentals North America, Inc. 4.875%, 01/15/28 (a)	23,000	21,746
Verisure Holding AB
3.250%, 02/15/27 (EUR)	148,000	127,942
3.500%, 05/15/23 (EUR)	119,000	120,965
3.875%, 07/15/26 (EUR)	100,000	91,622
Verscend Escrow Corp. 9.750%, 08/15/26 (144A) (a)	3,813,000	3,708,142
Williams Scotsman International, Inc. 4.625%, 08/15/28 (144A)	505,000	430,513

		36,424,881

Computers—0.9%
Ahead DB Holdings LLC 6.625%, 05/01/28 (144A)	382,000	316,679
Booz Allen Hamilton, Inc.
3.875%, 09/01/28 (144A)	519,000	459,315
4.000%, 07/01/29 (144A)	1,023,000	891,984
CA Magnum Holdings 5.375%, 10/31/26 (144A)	1,661,000	1,439,390
Centurion Bidco S.p.A. 5.875%, 09/30/26 (EUR)	100,000	91,764
Condor Merger Sub, Inc. 7.375%, 02/15/30 (144A)	2,052,000	1,667,804
KBR, Inc. 4.750%, 09/30/28 (144A)	437,000	385,145
NCR Corp.
5.000%, 10/01/28 (144A)	569,000	482,453
5.125%, 04/15/29 (144A)	359,000	303,621
6.125%, 09/01/29 (144A) (a)	318,000	275,025
Science Applications International Corp. 4.875%, 04/01/28 (144A)	344,000	320,780
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 5.750%, 06/01/25 (144A)	534,000	502,352

		7,136,312

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2022

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Cosmetics/Personal Care—0.0%
Coty, Inc. 3.875%, 04/15/26 (EUR)	137,000	$126,614

Distribution/Wholesale—0.1%
American Builders & Contractors Supply Co., Inc.
3.875%, 11/15/29 (144A)	166,000	132,716
4.000%, 01/15/28 (144A)	264,000	226,119
BCPE Empire Holdings, Inc. 7.625%, 05/01/27 (144A)	283,000	230,386
H&E Equipment Services, Inc. 3.875%, 12/15/28 (144A) (a)	98,000	79,257
IAA, Inc. 5.500%, 06/15/27 (144A)	104,000	96,870

		765,348

Diversified Financial Services—2.1%
American Express Co. 3.550%, 5Y H15 + 2.854%, 09/15/26 (b)	1,985,000	1,615,016
Aretec Escrow Issuer, Inc. 7.500%, 04/01/29 (144A) (a)	285,000	242,877
Castlelake Aviation Finance DAC 5.000%, 04/15/27 (144A) (a)	206,000	171,011
Charles Schwab Corp. (The) 4.000%, 10Y H15 + 3.079%, 12/01/30 (b)	2,010,000	1,547,197
doValue S.p.A.
3.375%, 07/31/26 (EUR)	100,000	90,288
5.000%, 08/04/25 (EUR)	100,000	99,538
Enact Holdings, Inc. 6.500%, 08/15/25 (144A)	989,000	932,746
Encore Capital Group, Inc. 4.875%, 10/15/25 (EUR)	100,000	100,865
Garfunkelux Holdco 3 S.A. 7.750%, 11/01/25 (GBP)	200,000	217,897
Global Aircraft Leasing Co., Ltd. 6.500%, 7.250% PIK, 09/15/24 (144A) (a) (c)	735,562	557,188
Home Point Capital, Inc. 5.000%, 02/01/26 (144A)	469,000	323,610
Intrum AB
3.500%, 07/15/26 (EUR)	101,000	88,252
4.875%, 08/15/25 (EUR)	100,000	94,773
Jefferies Finance LLC / JFIN Co-Issuer Corp. 5.000%, 08/15/28 (144A)	880,000	723,800
Jerrold Finco plc 5.250%, 01/15/27 (GBP)	100,000	107,335
Kane Bidco, Ltd. 6.500%, 02/15/27 (GBP)	100,000	106,295
Lehman Brothers Holdings, Inc.
Zero Coupon, 02/05/14 (EUR) (d)	4,500,000	25,937
4.750%, 01/16/14 (EUR) (d)	2,140,000	12,334
5.375%, 10/17/12 (EUR) (d)	350,000	2,017
Nationstar Mortgage Holdings, Inc.
5.125%, 12/15/30 (144A)	208,000	155,486
5.750%, 11/15/31 (144A)	272,000	208,270
6.000%, 01/15/27 (144A)	594,000	515,259

Diversified Financial Services—(Continued)
Navient Corp.
5.500%, 03/15/29 (a)	757,000	583,580
5.875%, 10/25/24	149,000	136,960
7.250%, 09/25/23	131,000	129,610
NFP Corp.
4.875%, 08/15/28 (144A) (a)	1,400,000	1,199,058
6.875%, 08/15/28 (144A)	4,771,000	3,936,266
OneMain Finance Corp.
3.500%, 01/15/27 (a)	306,000	244,800
4.000%, 09/15/30 (a)	372,000	275,745
5.375%, 11/15/29	261,000	211,504
6.625%, 01/15/28 (a)	474,000	423,642
6.875%, 03/15/25	185,000	175,336
7.125%, 03/15/26	547,000	505,554
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. 2.875%, 10/15/26 (144A)	809,000	668,566
SLM Corp. 3.125%, 11/02/26	481,000	388,388
VistaJet Malta Finance plc / XO Management Holding, Inc. 6.375%, 02/01/30 (144A) (a)	457,000	365,600

		17,182,600

Electric—1.3%
Calpine Corp.
3.750%, 03/01/31 (144A)	3,000	2,440
4.500%, 02/15/28 (144A)	88,000	79,893
4.625%, 02/01/29 (144A)	54,000	44,943
5.000%, 02/01/31 (144A) (a)	52,000	42,038
5.125%, 03/15/28 (144A) (a)	1,323,000	1,164,637
5.250%, 06/01/26 (144A)	27,000	25,650
Clearway Energy Operating LLC
3.750%, 01/15/32 (144A)	935,000	740,988
4.750%, 03/15/28 (144A) (a)	445,000	400,358
Edison International
5.000%, 5Y H15 + 3.901%, 12/15/26 (b)	480,000	381,903
5.375%, 5Y H15 + 4.698%, 03/15/26 (a) (b)	1,100,000	893,750
Electricite de France S.A.
2.875%, 5Y EUR Swap + 3.373%, 12/15/26 (EUR) (b)	200,000	162,432
3.000%, 5Y EUR Swap + 3.198%, 09/03/27 (EUR) (b)	200,000	159,026
FirstEnergy Corp.
2.250%, 09/01/30	51,000	40,418
2.650%, 03/01/30 (a)	680,000	561,000
3.400%, 03/01/50	2,705,000	1,833,720
FirstEnergy Transmission LLC
4.550%, 04/01/49 (144A) (a)	403,000	324,263
5.450%, 07/15/44 (144A)	1,075,000	1,004,814
Naturgy Finance B.V. 2.374%, 5Y EUR Swap + 2.437%, 11/23/26 (EUR) (b)	100,000	80,954
NextEra Energy Operating Partners L.P. 4.250%, 09/15/24 (144A)	12,000	11,430
NRG Energy, Inc.
3.625%, 02/15/31 (144A) (a)	694,000	544,089
3.875%, 02/15/32 (144A)	654,000	519,461
Pattern Energy Operations L.P. / Pattern Energy Operations, Inc. 4.500%, 08/15/28 (144A)	653,000	568,110

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2022

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Public Power Corp. S.A.
3.375%, 07/31/28 (EUR)	100,000	$82,474
3.875%, 03/30/26 (EUR)	100,000	91,329
Vistra Corp. 7.000%, 5Y H15 + 5.740%, 12/15/26 (144A) (b)	657,000	596,228
Vistra Operations Co. LLC 4.375%, 05/01/29 (144A)	596,000	498,631

		10,854,979

Electrical Components & Equipment—0.3%
Energizer Holdings, Inc.
4.375%, 03/31/29 (144A)	40,000	30,709
4.750%, 06/15/28 (144A)	139,000	110,327
6.500%, 12/31/27 (144A) (a)	326,000	285,658
WESCO Distribution, Inc.
7.125%, 06/15/25 (144A)	400,000	399,132
7.250%, 06/15/28 (144A)	1,363,000	1,348,007

		2,173,833

Electronics—0.6%
II-VI, Inc. 5.000%, 12/15/29 (144A) (a)	1,969,000	1,717,953
Imola Merger Corp. 4.750%, 05/15/29 (144A)	1,567,000	1,311,046
Sensata Technologies B.V.
4.000%, 04/15/29 (144A) (a)	680,000	576,694
5.625%, 11/01/24 (144A)	161,000	158,933
Sensata Technologies, Inc.
3.750%, 02/15/31 (144A) (a)	200,000	160,292
4.375%, 02/15/30 (144A)	1,562,000	1,329,539

		5,254,457

Energy-Alternate Sources—0.0%
TerraForm Power Operating LLC 4.750%, 01/15/30 (144A)	195,000	167,016

Engineering & Construction—0.2%
Abertis Infraestructuras Finance B.V. 3.248%, 5Y EUR Swap + 3.694%, 11/24/25 (EUR) (b)	100,000	83,583
Arcosa, Inc. 4.375%, 04/15/29 (144A)	953,000	808,672
Dycom Industries, Inc. 4.500%, 04/15/29 (144A) (a)	261,000	227,882
Heathrow Finance plc 4.625%, 09/01/29 (GBP) (e)	100,000	104,871
MasTec, Inc. 4.500%, 08/15/28 (144A)	377,000	339,181

		1,564,189

Entertainment—4.1%
Affinity Gaming 6.875%, 12/15/27 (144A)	47,000	39,482
AMC Entertainment Holdings, Inc. 7.500%, 02/15/29 (144A)	646,000	545,870

Entertainment—(Continued)
Boyne USA, Inc. 4.750%, 05/15/29 (144A)	781,000	676,299
Caesars Entertainment, Inc.
4.625%, 10/15/29 (144A) (a)	2,638,000	2,051,045
6.250%, 07/01/25 (144A)	3,387,000	3,264,154
8.125%, 07/01/27 (144A) (a)	3,448,000	3,331,630
Caesars Resort Collection LLC / CRC Finco, Inc. 5.750%, 07/01/25 (144A) (a)	691,000	660,810
CCM Merger, Inc. 6.375%, 05/01/26 (144A)	400,000	364,171
CDI Escrow Issuer, Inc. 5.750%, 04/01/30 (144A) (a)	2,935,000	2,670,850
Cedar Fair L.P. / Canada’s Wonderland Co. / Magnum Management Corp.
5.500%, 05/01/25 (144A) (a)	1,257,000	1,219,290
6.500%, 10/01/28	122,000	115,794
Churchill Downs, Inc.
4.750%, 01/15/28 (144A)	632,000	562,480
5.500%, 04/01/27 (144A)	384,000	364,800
Cirsa Finance International Sarl
4.500%, 03/15/27 (EUR)	100,000	84,360
4.750%, 05/22/25 (EUR)	100,000	92,356
6.250%, 12/20/23 (EUR)	84,917	84,539
CPUK Finance, Ltd. 4.875%, 08/28/25 (GBP)	100,000	112,919
Gamma Bidco S.p.A. 6.250%, 07/15/25 (EUR)	100,000	97,459
Lions Gate Capital Holdings LLC 5.500%, 04/15/29 (144A)	2,139,000	1,668,420
Live Nation Entertainment, Inc.
3.750%, 01/15/28 (144A)	419,000	361,388
4.750%, 10/15/27 (144A) (a)	372,000	329,785
4.875%, 11/01/24 (144A)	76,000	72,580
6.500%, 05/15/27 (144A)	2,699,000	2,654,251
Magallanes, Inc.
5.141%, 03/15/52 (144A) (a)	3,483,000	2,923,456
5.391%, 03/15/62 (144A) (a)	1,823,000	1,524,937
Merlin Entertainments, Ltd. 5.750%, 06/15/26 (144A)	400,000	365,002
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp. 4.875%, 05/01/29 (144A)	599,000	488,185
Peninsula Pacific Entertainment LLC / Peninsula Pacific Entertainment Finance, Inc. 8.500%, 11/15/27 (144A) (a)	605,000	635,008
Pinewood Finance Co., Ltd. 3.250%, 09/30/25 (GBP)	100,000	105,601
Powdr Corp. 6.000%, 08/01/25 (144A)	866,000	859,505
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
5.625%, 09/01/29 (144A) (a)	307,000	218,572
5.875%, 09/01/31 (144A) (a)	315,000	218,614
Raptor Acquisition Corp / Raptor Co-Issuer LLC 4.875%, 11/01/26 (144A)	471,000	412,125
Scientific Games International, Inc.
7.000%, 05/15/28 (144A) (a)	296,000	277,775
7.250%, 11/15/29 (144A) (a)	290,000	271,965
8.625%, 07/01/25 (144A)	435,000	445,918

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2022

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Entertainment—(Continued)
Six Flags Theme Parks, Inc. 7.000%, 07/01/25 (144A)	1,374,000	$1,390,941
Vail Resorts, Inc. 6.250%, 05/15/25 (144A)	333,000	332,590
WMG Acquisition Corp.
2.250%, 08/15/31 (EUR)	100,000	79,566
3.875%, 07/15/30 (144A)	260,000	216,203
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.125%, 10/01/29 (144A)	1,692,000	1,332,619
7.750%, 04/15/25 (144A)	452,000	439,914

		33,963,228

Environmental Control—0.8%
Clean Harbors, Inc. 5.125%, 07/15/29 (144A)	516,000	468,270
Covanta Holding Corp.
4.875%, 12/01/29 (144A) (a)	687,000	559,026
5.000%, 09/01/30 (a)	223,000	182,035
GFL Environmental, Inc.
3.500%, 09/01/28 (144A)	76,000	65,170
3.750%, 08/01/25 (144A)	156,000	144,690
4.000%, 08/01/28 (144A)	1,378,000	1,136,850
4.250%, 06/01/25 (144A) (a)	233,000	219,887
4.375%, 08/15/29 (144A)	371,000	298,655
4.750%, 06/15/29 (144A)	1,247,000	1,031,892
5.125%, 12/15/26 (144A)	335,000	320,360
Madison IAQ LLC 5.875%, 06/30/29 (144A) (a)	828,000	634,513
Stericycle, Inc. 3.875%, 01/15/29 (144A)	344,000	281,220
Tervita Corp. 11.000%, 12/01/25 (144A)	167,000	181,612
Waste Pro USA, Inc. 5.500%, 02/15/26 (144A)	1,172,000	1,041,088

		6,565,268

Food—2.0%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC
3.250%, 03/15/26 (144A)	769,000	669,761
4.625%, 01/15/27 (144A)	855,000	763,789
4.875%, 02/15/30 (144A)	278,000	238,480
5.875%, 02/15/28 (144A)	568,000	530,870
Bellis Acquisition Co. plc 3.250%, 02/16/26 (GBP)	300,000	283,022
Casino Guichard Perrachon S.A.
3.992%, 5Y EURIBOR ICE Swap + 3.819%, 01/31/24 (EUR) (b)	100,000	39,979
5.250%, 04/15/27 (EUR)	100,000	69,974
Chobani LLC / Chobani Finance Corp., Inc.
4.625%, 11/15/28 (144A)	886,000	748,670
7.500%, 04/15/25 (144A) (a)	2,039,000	1,872,554
JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc. 3.750%, 12/01/31 (144A)	815,000	668,616
Kraft Heinz Foods Co.
4.875%, 10/01/49	1,174,000	1,036,937

Food—(Continued)
Kraft Heinz Foods Co.
5.500%, 06/01/50	2,532,000	2,430,502
6.500%, 02/09/40	365,000	394,415
Lamb Weston Holdings, Inc.
4.125%, 01/31/30 (144A) (a)	797,000	689,851
4.375%, 01/31/32 (144A)	1,255,000	1,091,850
4.875%, 05/15/28 (144A) (a)	261,000	245,630
Market Bidco Finco plc 5.500%, 11/04/27 (GBP)	100,000	92,515
Ocado Group plc 3.875%, 10/08/26 (GBP)	100,000	97,624
Performance Food Group, Inc.
4.250%, 08/01/29 (144A)	1,307,000	1,091,345
5.500%, 10/15/27 (144A)	111,000	102,758
Picard Groupe SAS 3.875%, 07/01/26 (EUR)	100,000	85,388
Pilgrim’s Pride Corp. 3.500%, 03/01/32 (144A) (a)	479,000	374,219
Post Holdings, Inc.
4.500%, 09/15/31 (144A)	118,000	96,506
4.625%, 04/15/30 (144A)	73,000	61,595
5.500%, 12/15/29 (144A)	585,000	522,978
5.750%, 03/01/27 (144A)	2,000	1,937
Premier Foods Finance plc 3.500%, 10/15/26 (GBP)	100,000	105,601
Simmons Foods, Inc. 4.625%, 03/01/29 (144A)	1,139,000	962,911
U.S. Foods, Inc.
4.750%, 02/15/29 (144A)	1,051,000	918,774
6.250%, 04/15/25 (144A)	309,000	308,227
United Natural Foods, Inc. 6.750%, 10/15/28 (144A)	113,000	105,603

		16,702,881

Food Service—0.2%
Aramark Services, Inc.
5.000%, 04/01/25 (144A)	579,000	554,766
5.000%, 02/01/28 (144A)	1,057,000	957,864
6.375%, 05/01/25 (144A)	607,000	593,858

		2,106,488

Hand/Machine Tools—0.0%
IMA Industria Macchine Automatiche S.p.A 3.750%, 01/15/28 (EUR)	100,000	83,864

Healthcare-Products—0.8%
Avantor Funding, Inc.
3.875%, 11/01/29 (144A) (a)	851,000	744,327
4.625%, 07/15/28 (144A)	2,604,000	2,387,087
Hologic, Inc. 3.250%, 02/15/29 (144A)	107,000	91,453
Medline Borrower L.P.
3.875%, 04/01/29 (144A)	1,299,000	1,106,371
5.250%, 10/01/29 (144A) (a)	2,037,000	1,672,988

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2022

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Products—(Continued)
Teleflex, Inc.
4.250%, 06/01/28 (144A)	435,000	$393,038
4.625%, 11/15/27	58,000	53,505

		6,448,769

Healthcare-Services—3.8%
Acadia Healthcare Co., Inc.
5.000%, 04/15/29 (144A)	115,000	103,239
5.500%, 07/01/28 (144A)	246,000	229,838
AHP Health Partners, Inc. 5.750%, 07/15/29 (144A)	863,000	634,046
CAB SELAS 3.375%, 02/01/28 (EUR)	100,000	83,943
Cano Health LLC 6.250%, 10/01/28 (144A) (a)	343,000	280,504
Catalent Pharma Solutions, Inc.
2.375%, 03/01/28 (EUR)	186,000	158,867
3.125%, 02/15/29 (144A) (a)	394,000	323,251
3.500%, 04/01/30 (144A)	1,177,000	960,349
5.000%, 07/15/27 (144A)	82,000	77,189
Centene Corp.
2.450%, 07/15/28	1,547,000	1,290,260
2.500%, 03/01/31	4,696,000	3,727,497
2.625%, 08/01/31	1,846,000	1,468,493
3.000%, 10/15/30	2,100,000	1,740,375
4.625%, 12/15/29	792,000	738,540
Charles River Laboratories International, Inc.
3.750%, 03/15/29 (144A)	88,000	76,371
4.000%, 03/15/31 (144A) (a)	249,000	212,260
4.250%, 05/01/28 (144A)	88,000	79,051
Chrome Bidco SASU 3.500%, 05/31/28 (EUR)	100,000	85,755
CHS/Community Health Systems, Inc.
5.625%, 03/15/27 (144A) (a)	869,000	735,496
6.000%, 01/15/29 (144A) (a)	1,144,000	947,712
6.125%, 04/01/30 (144A) (a)	796,000	485,560
6.875%, 04/15/29 (144A) (a)	265,000	170,925
8.000%, 03/15/26 (144A) (a)	2,342,000	2,132,836
Encompass Health Corp.
4.500%, 02/01/28	161,000	137,832
4.625%, 04/01/31	504,000	408,101
4.750%, 02/01/30	1,017,000	852,287
HCA, Inc. 4.625%, 03/15/52 (144A)	810,000	648,050
IQVIA, Inc. 5.000%, 10/15/26 (144A)	299,000	284,747
Korian S.A. 4.125%, 5Y UKG + 4.079%, 03/15/24 (GBP) (b)	100,000	95,569
Legacy LifePoint Health LLC
4.375%, 02/15/27 (144A)	161,000	137,948
6.750%, 04/15/25 (144A)	412,000	398,243
LifePoint Health, Inc. 5.375%, 01/15/29 (144A) (a)	664,000	488,040
ModivCare, Inc. 5.875%, 11/15/25 (144A)	170,000	156,400

Healthcare-Services—(Continued)
Molina Healthcare, Inc.
3.875%, 11/15/30 (144A)	588,000	502,611
3.875%, 05/15/32 (144A)	660,000	553,467
4.375%, 06/15/28 (144A) (a)	403,000	359,988
Prime Healthcare Services, Inc. 7.250%, 11/01/25 (144A)	1,348,000	1,150,518
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc. 9.750%, 12/01/26 (144A) (a)	235,000	228,537
Surgery Center Holdings, Inc.
6.750%, 07/01/25 (144A) (a)	1,440,000	1,319,818
10.000%, 04/15/27 (144A) (a)	807,000	781,696
Syneos Health, Inc. 3.625%, 01/15/29 (144A) (a)	2,342,000	1,983,272
Tenet Healthcare Corp.
4.250%, 06/01/29 (144A)	116,000	97,696
4.625%, 09/01/24 (144A)	336,000	322,560
4.625%, 06/15/28 (144A)	152,000	132,359
4.875%, 01/01/26 (144A)	1,391,000	1,279,720
5.125%, 11/01/27 (144A)	1,375,000	1,237,500
6.125%, 10/01/28 (144A)	746,000	638,412
6.125%, 06/15/30 (144A)	768,000	708,541
6.250%, 02/01/27 (144A)	258,000	237,467

		31,883,736

Home Builders—0.6%
Ashton Woods USA LLC / Ashton Woods Finance Co.
4.625%, 08/01/29 (144A)	270,000	202,500
4.625%, 04/01/30 (144A)	397,000	291,537
6.625%, 01/15/28 (144A)	145,000	123,250
Brookfield Residential Properties, Inc. / Brookfield Residential U.S. Corp.
4.875%, 02/15/30 (144A) (a)	804,000	584,106
5.000%, 06/15/29 (144A)	548,000	414,326
Installed Building Products, Inc. 5.750%, 02/01/28 (144A)	273,000	242,544
K Hovnanian Enterprises, Inc.
7.750%, 02/15/26 (144A) (a)	540,000	529,200
10.000%, 11/15/25 (144A)	178,000	188,712
KB Home 7.250%, 07/15/30	178,000	168,661
Mattamy Group Corp.
4.625%, 03/01/30 (144A) (a)	368,000	268,940
5.250%, 12/15/27 (144A)	310,000	253,153
Meritage Homes Corp. 5.125%, 06/06/27	129,000	118,079
Picasso Finance Sub, Inc. 6.125%, 06/15/25 (144A)	645,000	628,875
Taylor Morrison Communities, Inc.
5.125%, 08/01/30 (144A)	88,000	73,083
5.875%, 06/15/27 (144A)	26,000	23,964
Thor Industries, Inc. 4.000%, 10/15/29 (144A) (a)	464,000	367,488
Tri Pointe Homes, Inc.
5.250%, 06/01/27	174,000	152,101
5.700%, 06/15/28	120,000	103,558
5.875%, 06/15/24	107,000	104,121

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2022

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Home Builders—(Continued)
Winnebago Industries, Inc. 6.250%, 07/15/28 (144A)	245,000	$224,357

		5,062,555

Home Furnishings—0.1%
Tempur Sealy International, Inc.
3.875%, 10/15/31 (144A)	534,000	400,500
4.000%, 04/15/29 (144A)	578,000	465,602

		866,102

Household Products/Wares—0.1%
Central Garden & Pet Co.
4.125%, 10/15/30	389,000	319,178
4.125%, 04/30/31 (144A)	454,000	364,456
Spectrum Brands, Inc.
5.000%, 10/01/29 (144A) (a)	118,000	102,039
5.500%, 07/15/30 (144A)	113,000	101,695

		887,368

Housewares—0.2%
CD&R Smokey Buyer, Inc. 6.750%, 07/15/25 (144A)	877,000	775,339
Scotts Miracle-Gro Co. (The)
4.000%, 04/01/31	496,000	370,760
4.375%, 02/01/32	72,000	54,737
SWF Escrow Issuer, Inc. 6.500%, 10/01/29 (144A) (a)	915,000	615,337

		1,816,173

Insurance—1.8%
Acrisure LLC / Acrisure Finance, Inc. 6.000%, 08/01/29 (144A) (a)	616,000	482,198
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer
4.250%, 10/15/27 (144A)	3,260,000	2,821,760
5.875%, 11/01/29 (144A) (a)	3,280,000	2,721,777
6.750%, 10/15/27 (144A) (a)	5,429,000	4,817,586
AmWINS Group, Inc. 4.875%, 06/30/29 (144A) (a)	709,000	580,616
Ardonagh Midco 2 plc 11.500%, 12.750% PIK, 01/15/27 (144A) (a) (c)	240,819	250,851
Galaxy Bidco, Ltd. 6.500%, 07/31/26 (GBP)	100,000	111,383
GTCR AP Finance, Inc. 8.000%, 05/15/27 (144A)	584,000	546,712
HUB International, Ltd.
5.625%, 12/01/29 (144A) (a)	144,000	118,952
7.000%, 05/01/26 (144A) (a)	2,304,000	2,166,682
MGIC Investment Corp. 5.250%, 08/15/28	332,000	297,289
Ryan Specialty Group LLC 4.375%, 02/01/30 (144A)	377,000	327,990

		15,243,796

Internet—1.8%
Acuris Finance U.S., Inc. / Acuris Finance Sarl 5.000%, 05/01/28 (144A)	1,260,000	1,045,573
ANGI Group LLC 3.875%, 08/15/28 (144A) (a)	820,000	624,347
Arches Buyer, Inc. 4.250%, 06/01/28 (144A)	241,000	196,223
Cablevision Lightpath LLC
3.875%, 09/15/27 (144A)	359,000	297,073
5.625%, 09/15/28 (144A)	532,000	416,162
Endurance International Group Holdings, Inc. 6.000%, 02/15/29 (144A)	272,000	196,278
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
3.500%, 03/01/29 (144A)	425,000	358,313
5.250%, 12/01/27 (144A)	172,000	157,380
Iliad S.A. 2.375%, 06/17/26 (EUR)	100,000	91,696
ION Trading Technologies Sarl 5.750%, 05/15/28 (144A)	706,000	564,652
Match Group Holdings II LLC
3.625%, 10/01/31 (144A)	1,719,000	1,353,713
4.125%, 08/01/30 (144A)	41,000	34,239
4.625%, 06/01/28 (144A)	9,000	8,159
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc.
4.750%, 04/30/27 (144A)	839,000	690,960
6.000%, 02/15/28 (144A) (a)	533,000	383,020
10.750%, 06/01/28 (144A)	199,000	177,068
Rakuten Group, Inc. 4.250%, 5Y EUR Swap + 4.740%, 04/22/27 (EUR) (b)	200,000	144,642
Twitter, Inc.
3.875%, 12/15/27 (144A) (a)	839,000	790,972
5.000%, 03/01/30 (144A) (a)	511,000	484,811
Uber Technologies, Inc.
4.500%, 08/15/29 (144A) (a)	2,723,000	2,239,668
6.250%, 01/15/28 (144A) (a)	1,427,000	1,319,747
7.500%, 05/15/25 (144A) (a)	1,685,000	1,668,942
7.500%, 09/15/27 (144A) (a)	1,272,000	1,232,288
8.000%, 11/01/26 (144A)	624,000	621,192
United Group B.V.
4.000%, 11/15/27 (EUR)	150,000	119,051
4.625%, 08/15/28 (EUR)	100,000	80,012
4.875%, 07/01/24 (EUR)	100,000	95,155

		15,391,336

Investment Companies—0.4%
Compass Group Diversified Holdings LLC. 5.250%, 04/15/29 (144A)	534,000	440,550
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.
4.375%, 02/01/29	1,022,000	825,940
4.750%, 09/15/24	301,000	280,925
5.250%, 05/15/27	1,066,000	944,305
6.250%, 05/15/26	124,000	116,084
OWL Rock Core Income Corp. 5.500%, 03/21/25 (144A)	471,000	452,174

		3,059,978

See accompanying notes to financial statements.

BHFTI-13

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2022

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Iron/Steel—0.8%
Allegheny Technologies, Inc.
4.875%, 10/01/29 (a)	277,000	$220,905
5.125%, 10/01/31	746,000	571,467
Big River Steel LLC / BRS Finance Corp. 6.625%, 01/31/29 (144A)	2,991,000	2,775,484
Carpenter Technology Corp. 6.375%, 07/15/28	617,000	550,740
7.625%, 03/15/30	545,000	500,471
Commercial Metals Co.
4.125%, 01/15/30	197,000	165,875
4.375%, 03/15/32	210,000	172,006
Mineral Resources Ltd.
8.000%, 11/01/27 (144A) (a)	348,000	339,300
8.500%, 05/01/30 (144A)	354,000	348,690
thyssenKrupp AG 2.875%, 02/22/24 (EUR)	181,000	181,934
United States Steel Corp. 6.875%, 03/01/29 (a)	738,000	643,971

		6,470,843

Leisure Time—1.7%
Carnival Corp.
4.000%, 08/01/28 (144A) (a)	3,614,000	2,963,480
5.750%, 03/01/27 (144A)	2,521,000	1,820,868
6.000%, 05/01/29 (144A)	884,000	621,107
7.625%, 03/01/26 (144A)	200,000	154,908
9.875%, 08/01/27 (144A)	927,000	903,825
10.125%, 02/01/26 (EUR)	134,000	138,705
10.500%, 02/01/26 (144A)	1,467,000	1,460,354
Life Time, Inc.
5.750%, 01/15/26 (144A)	666,000	597,049
8.000%, 04/15/26 (144A)	589,000	524,946
Lindblad Expeditions LLC 6.750%, 02/15/27 (144A)	722,000	619,115
MajorDrive Holdings IV LLC 6.375%, 06/01/29 (144A)	511,000	350,035
NCL Corp., Ltd.
5.875%, 03/15/26 (144A)	749,000	587,883
7.750%, 02/15/29 (144A) (a)	306,000	234,090
NCL Finance, Ltd. 6.125%, 03/15/28 (144A)	367,000	266,993
Royal Caribbean Cruises, Ltd.
5.375%, 07/15/27 (144A)	900,000	654,183
5.500%, 08/31/26 (144A) (a)	248,000	184,140
5.500%, 04/01/28 (144A) (a)	853,000	592,835
9.125%, 06/15/23 (144A)	362,000	358,004
10.875%, 06/01/23 (144A)	222,000	222,741
11.500%, 06/01/25 (144A)	286,000	293,865
Viking Ocean Cruises Ship VII, Ltd. 5.625%, 02/15/29 (144A)	483,000	380,848

		13,929,974

Lodging—0.6%
Boyd Gaming Corp.
4.750%, 12/01/27 (a)	386,000	349,330
4.750%, 06/15/31 (144A) (a)	978,000	826,430
Hilton Domestic Operating Co., Inc.
3.625%, 02/15/32 (144A)	308,000	244,667
3.750%, 05/01/29 (144A)	297,000	251,900
4.000%, 05/01/31 (144A)	736,000	611,616
4.875%, 01/15/30	856,000	773,610
5.375%, 05/01/25 (144A)	131,000	128,380
5.750%, 05/01/28 (144A)	117,000	111,247
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 4.875%, 04/01/27	361,000	340,111
MGM Resorts International 5.750%, 06/15/25	61,000	58,103
Station Casinos LLC
4.500%, 02/15/28 (144A)	422,000	356,425
4.625%, 12/01/31 (144A)	764,000	595,920
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/28 (144A)	314,000	274,643
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.250%, 05/15/27 (144A) (a)	426,000	364,865

		5,287,247

Machinery-Construction & Mining—0.4%
BWX Technologies, Inc.
4.125%, 06/30/28 (144A)	597,000	531,330
4.125%, 04/15/29 (144A) (a)	545,000	478,238
Terex Corp. 5.000%, 05/15/29 (144A)	839,000	713,150
Vertiv Group Corp. 4.125%, 11/15/28 (144A) (a)	2,087,000	1,694,477

		3,417,195

Machinery-Diversified—0.9%
ATS Automation Tooling Systems, Inc. 4.125%, 12/15/28 (144A) (a)	237,000	197,895
GrafTech Finance, Inc. 4.625%, 12/15/28 (144A)	736,000	595,786
Husky III Holding, Ltd. 13.000%, 13.750% PIK, 02/15/25 (144A) (c)	720,000	698,400
Mueller Water Products, Inc. 4.000%, 06/15/29 (144A) (a)	271,000	236,404
OT Merger Corp. 7.875%, 10/15/29 (144A) (a)	317,000	182,069
Renk AG 5.750%, 07/15/25 (EUR)	100,000	95,363
Schenck Process Holding GmbH 5.375%, 06/15/23 (EUR)	100,000	100,819
Stevens Holding Co., Inc. 6.125%, 10/01/26 (144A) (a)	365,000	351,313
Titan Acquisition, Ltd. / Titan Co-Borrower LLC 7.750%, 04/15/26 (144A)	1,796,000	1,650,883
TK Elevator Holdco GmbH
6.625%, 07/15/28 (EUR)	90,000	80,442
7.625%, 07/15/28 (144A) (a)	1,313,000	1,178,417

See accompanying notes to financial statements.

BHFTI-14

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2022

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Machinery-Diversified—(Continued)
TK Elevator Midco GmbH 4.375%, 07/15/27 (EUR)	100,000	$90,280
TK Elevator U.S. Newco, Inc. 5.250%, 07/15/27 (144A) (a)	2,343,000	2,088,937

		7,547,008

Media—5.9%
Altice Financing S.A.
2.250%, 01/15/25 (EUR)	100,000	91,706
3.000%, 01/15/28 (EUR)	148,000	115,520
5.000%, 01/15/28 (144A) (a)	958,000	771,995
5.750%, 08/15/29 (144A) (a)	2,834,000	2,274,285
AMC Networks, Inc.
4.250%, 02/15/29	303,000	245,488
4.750%, 08/01/25 (a)	595,000	554,266
Block Communications, Inc. 4.875%, 03/01/28 (144A)	285,000	240,825
Cable One, Inc. 4.000%, 11/15/30 (144A)	738,000	606,252
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, 02/01/31 (144A)	2,186,000	1,781,590
4.250%, 01/15/34 (144A)	3,144,000	2,428,740
4.500%, 08/15/30 (144A)	1,290,000	1,071,059
4.500%, 05/01/32 (a)	895,000	724,682
4.500%, 06/01/33 (144A)	798,000	628,840
4.750%, 03/01/30 (144A)	855,000	731,239
4.750%, 02/01/32 (144A) (a)	1,586,000	1,298,617
5.000%, 02/01/28 (144A)	726,000	669,880
5.375%, 06/01/29 (144A)	557,000	497,869
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
5.250%, 04/01/53	987,000	834,028
5.500%, 04/01/63	658,000	558,904
CSC Holdings LLC
4.125%, 12/01/30 (144A) (a)	2,792,000	2,177,760
4.500%, 11/15/31 (144A)	1,424,000	1,098,118
4.625%, 12/01/30 (144A) (a)	566,000	378,507
5.375%, 02/01/28 (144A)	223,000	192,895
5.750%, 01/15/30 (144A)	1,007,000	732,623
6.500%, 02/01/29 (144A)	287,000	259,198
Directv Financing LLC / Directv Financing Co-Obligor, Inc. 5.875%, 08/15/27 (144A)	1,302,000	1,110,697
DISH DBS Corp.
5.000%, 03/15/23 (a)	1,318,000	1,254,433
5.125%, 06/01/29	1,107,000	672,657
5.250%, 12/01/26 (144A) (a)	3,342,000	2,619,593
5.750%, 12/01/28 (144A)	2,647,000	1,959,865
5.875%, 07/15/22	1,627,000	1,617,775
GCI LLC 4.750%, 10/15/28 (144A)	521,000	451,420
LCPR Senior Secured Financing DAC
5.125%, 07/15/29 (144A) (a)	1,366,000	1,140,610
6.750%, 10/15/27 (144A)	1,573,000	1,467,342
Midcontinent Communications / Midcontinent Finance Corp. 5.375%, 08/15/27 (144A)	366,000	336,720

Media—(Continued)
Radiate Holdco LLC / Radiate Finance, Inc.
4.500%, 09/15/26 (144A) (a)	1,728,000	1,490,020
6.500%, 09/15/28 (144A)	4,265,000	3,296,312
Scripps Escrow II, Inc. 3.875%, 01/15/29 (144A)	37,000	31,007
Sinclair Television Group, Inc. 4.125%, 12/01/30 (144A)	2,219,000	1,760,033
Sirius XM Radio, Inc.
3.125%, 09/01/26 (144A) (a)	800,000	713,784
3.875%, 09/01/31 (144A)	1,324,000	1,054,235
4.000%, 07/15/28 (144A)	781,000	675,565
4.125%, 07/01/30 (144A) (a)	144,000	120,267
5.000%, 08/01/27 (144A) (a)	801,000	742,944
Summer BidCo B.V. 9.000%, 9.750% PIK, 11/15/25 (EUR) (c)	109,988	93,109
Tele Columbus AG 3.875%, 05/02/25 (EUR)	209,000	183,474
Telenet Finance Luxembourg Notes S.a.r.l. 5.500%, 03/01/28 (144A)	800,000	705,920
Univision Communications, Inc.
5.125%, 02/15/25 (144A)	248,000	233,368
6.625%, 06/01/27 (144A) (a)	461,000	438,923
7.375%, 06/30/30 (144A)	351,000	343,103
UPC Broadband Finco B.V.
4.875%, 07/15/31 (144A)	1,160,000	945,400
Videotron, Ltd. 3.625%, 06/15/29 (144A) (a)	687,000	557,679
Virgin Media Vendor Financing Notes IV DAC 5.000%, 07/15/28 (144A) (a)	1,272,000	1,052,540
VZ Secured Financing B.V. 3.500%, 01/15/32 (EUR)	100,000	78,639
Ziggo B.V. 4.875%, 01/15/30 (144A)	385,000	326,458
Ziggo Bond Co. B.V.
5.125%, 02/28/30 (144A)	248,000	194,534
6.000%, 01/15/27 (144A)	351,000	310,635

		48,943,947

Metal Fabricate/Hardware—0.2%
Advanced Drainage Systems, Inc.
5.000%, 09/30/27 (144A)	432,000	398,313
6.375%, 06/15/30 (144A)	1,146,000	1,119,149
Roller Bearing Co. of America, Inc. 4.375%, 10/15/29 (144A) (a)	335,000	285,057
Vallourec S.A. 8.500%, 06/30/26 (EUR)	69,000	66,777

		1,869,296

Mining—1.6%
Arconic Corp.
6.000%, 05/15/25 (144A) (a)	294,000	286,739
6.125%, 02/15/28 (144A)	805,000	751,693
Constellium SE
3.750%, 04/15/29 (144A) (a)	3,841,000	3,046,193
5.625%, 06/15/28 (144A) (a)	1,013,000	906,374
5.875%, 02/15/26 (144A) (a)	325,000	303,436

See accompanying notes to financial statements.

BHFTI-15

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2022

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Mining—(Continued)
ERO Copper Corp. 6.500%, 02/15/30 (144A)	441,000	$353,902
FMG Resources Pty, Ltd. 6.125%, 04/15/32 (144A)	1,121,000	1,008,900
Joseph T Ryerson & Son, Inc. 8.500%, 08/01/28 (144A)	55,000	56,793
Kaiser Aluminum Corp.
4.500%, 06/01/31 (144A)	1,655,000	1,252,636
4.625%, 03/01/28 (144A)	469,000	390,452
New Gold, Inc. 7.500%, 07/15/27 (144A)	974,000	847,380
Novelis Corp.
3.250%, 11/15/26 (144A)	1,371,000	1,158,872
3.875%, 08/15/31 (144A) (a)	1,921,000	1,479,535
4.750%, 01/30/30 (144A) (a)	1,324,000	1,100,482
Novelis Sheet Ingot GmbH 3.375%, 04/15/29 (EUR)	100,000	82,400
Vedanta Resources Finance II plc 8.950%, 03/11/25 (144A)	287,000	226,730

		13,252,517

Miscellaneous Manufacturing—0.2%
Amsted Industries, Inc. 5.625%, 07/01/27 (144A)	339,000	318,660
EnPro Industries, Inc. 5.750%, 10/15/26	161,000	155,365
Gates Global LLC / Gates Corp. 6.250%, 01/15/26 (144A)	887,000	822,693

		1,296,718

Office/Business Equipment—0.0%
Xerox Corp. 4.800%, 03/01/35	117,000	89,780

Oil & Gas—5.7%
Aethon United BR L.P. / Aethon United Finance Corp. 8.250%, 02/15/26 (144A)	1,751,000	1,701,534
Antero Resources Corp. 7.625%, 02/01/29 (144A)	274,000	278,732
Apache Corp.
4.250%, 01/15/30 (a)	569,000	504,276
5.100%, 09/01/40	1,038,000	876,466
5.250%, 02/01/42	134,000	112,089
5.350%, 07/01/49	371,000	293,142
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
5.875%, 06/30/29 (144A)	1,667,000	1,466,960
9.000%, 11/01/27 (144A)	1,934,000	2,427,524
BP Capital Markets plc 4.250%, 5Y UKG + 4.170%, 03/22/27 (GBP) (b)	100,000	106,248
Callon Petroleum Co.
6.125%, 10/01/24	289,000	293,451
6.375%, 07/01/26	325,000	299,812
7.500%, 06/15/30 (144A)	1,493,000	1,373,769
8.000%, 08/01/28 (144A) (a)	1,597,000	1,534,078
9.000%, 04/01/25 (144A)	2,155,000	2,284,300

Oil & Gas—(Continued)
Centennial Resource Production LLC 6.875%, 04/01/27 (144A)	1,295,000	1,229,777
Chesapeake Energy Corp.
5.875%, 02/01/29 (144A)	42,000	39,606
6.750%, 04/15/29 (144A)	1,321,000	1,277,447
CITGO Petroleum Corp.
6.375%, 06/15/26 (144A)	581,000	536,362
7.000%, 06/15/25 (144A)	600,000	580,500
Civitas Resources, Inc. 5.000%, 10/15/26 (144A) (a)	243,000	218,092
CNX Resources Corp. 6.000%, 01/15/29 (144A)	259,000	241,958
Colgate Energy Partners III LLC
5.875%, 07/01/29 (144A)	951,000	833,314
7.750%, 02/15/26 (144A)	298,000	283,289
Comstock Resources, Inc.
5.875%, 01/15/30 (144A)	2,639,000	2,269,540
6.750%, 03/01/29 (144A)	1,090,000	976,019
CrownRock L.P. / CrownRock Finance, Inc. 5.625%, 10/15/25 (144A)	2,033,000	1,911,020
Diamondback Energy, Inc. 4.250%, 03/15/52	457,000	379,016
Earthstone Energy Holdings LLC 8.000%, 04/15/27 (144A) (a)	804,000	760,785
Gulfport Energy Corp. 8.000%, 05/17/26 (144A)	102,000	100,340
Harbour Energy plc 5.500%, 10/15/26 (144A)	215,000	193,231
Hilcorp Energy I L.P. / Hilcorp Finance Co. 6.250%, 11/01/28 (144A)	92,000	86,711
Independence Energy Finance LLC 7.250%, 05/01/26 (144A) (a)	1,646,000	1,497,860
Matador Resources Co. 5.875%, 09/15/26 (a)	1,767,000	1,698,582
Murphy Oil Corp.
5.750%, 08/15/25	111,000	109,836
5.875%, 12/01/27 (a)	160,000	149,320
6.125%, 12/01/42	64,000	47,840
Nabors Industries, Ltd.
7.250%, 01/15/26 (144A)	235,000	208,410
7.375%, 05/15/27 (144A) (a)	914,000	868,300
7.500%, 01/15/28 (144A) (a)	387,000	332,820
Neptune Energy Bondco plc 6.625%, 05/15/25 (144A)	400,000	384,000
Northern Oil and Gas, Inc. 8.125%, 03/01/28 (144A)	2,859,000	2,694,607
Occidental Petroleum Corp.
5.500%, 12/01/25	346,000	340,810
5.875%, 09/01/25	325,000	323,586
6.125%, 01/01/31 (a)	211,000	213,833
6.200%, 03/15/40	2,338,000	2,302,930
6.450%, 09/15/36	266,000	272,650
6.600%, 03/15/46	157,000	166,734
6.625%, 09/01/30	2,038,000	2,099,140
6.950%, 07/01/24	153,000	157,590
7.500%, 05/01/31	385,000	413,875

See accompanying notes to financial statements.

BHFTI-16

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2022

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Occidental Petroleum Corp.
8.000%, 07/15/25	100,000	$105,250
8.875%, 07/15/30 (a)	371,000	425,937
Parkland Corp. 5.875%, 07/15/27 (144A)	473,000	429,247
PDC Energy, Inc. 6.125%, 09/15/24	140,000	139,047
Range Resources Corp. 4.875%, 05/15/25	210,000	204,834
Repsol International Finance B.V. 3.750%, 5Y EUR Swap + 4.000%, 03/11/26 (EUR) (b)	100,000	94,347
Rockcliff Energy II LLC 5.500%, 10/15/29 (144A)	1,038,000	944,549
SM Energy Co.
5.625%, 06/01/25	185,000	174,825
6.500%, 07/15/28	448,000	412,028
6.625%, 01/15/27	95,000	88,825
6.750%, 09/15/26	409,000	385,835
Southwestern Energy Co.
4.750%, 02/01/32	441,000	376,845
5.375%, 02/01/29	1,075,000	997,170
Sunoco L.P. / Sunoco Finance Corp.
5.875%, 03/15/28	282,000	257,116
6.000%, 04/15/27	131,000	124,893
Tap Rock Resouces LLC 7.000%, 10/01/26 (144A)	2,124,000	2,005,520
Transocean, Inc. 11.500%, 01/30/27 (144A)	330,000	309,748
UGI International LLC 2.500%, 12/01/29 (EUR)	100,000	78,588
Vermilion Energy, Inc. 6.875%, 05/01/30 (144A)	438,000	392,010

		47,698,725

Oil & Gas Services—0.3%
Archrock Partners L.P. / Archrock Partners Finance Corp.
6.250%, 04/01/28 (144A)	779,000	689,649
6.875%, 04/01/27 (144A)	416,000	379,338
CGG S.A. 7.750%, 04/01/27 (EUR)	100,000	89,076
Saipem Finance International B.V. 2.625%, 01/07/25 (EUR)	100,000	86,988
U.S.A. Compression Partners L.P. / U.S.A. Compression Finance Corp.
6.875%, 04/01/26	448,000	407,546
6.875%, 09/01/27	557,000	494,337
Weatherford International, Ltd.
6.500%, 09/15/28 (144A)	37,000	33,207
8.625%, 04/30/30 (144A)	587,000	487,085

		2,667,226

Packaging & Containers—2.3%
ARD Finance S.A. 6.500%, 7.250% PIK, 06/30/27 (144A) (c)	1,433,336	1,063,191
Ardagh Metal Packaging Finance U.S.A. LLC / Ardagh Metal Packaging Finance plc
3.000%, 09/01/29 (EUR)	200,000	155,915
3.250%, 09/01/28 (144A)	200,000	170,714

Packaging & Containers—(Continued)
Ardagh Metal Packaging Finance U.S.A. LLC / Ardagh Metal Packaging Finance plc
4.000%, 09/01/29 (144A) (a)	5,577,000	4,475,543
6.000%, 06/15/27 (144A)	1,397,000	1,382,653
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
4.125%, 08/15/26 (144A)	685,000	580,339
4.750%, 07/15/27 (144A) (GBP)	151,000	131,853
5.250%, 04/30/25 (144A) (a)	200,000	184,999
5.250%, 08/15/27 (144A) (a)	709,000	505,559
Ball Corp.
2.875%, 08/15/30	87,000	70,027
3.125%, 09/15/31	1,035,000	834,872
Canpack S.A. / Canpack U.S. LLC 3.125%, 11/01/25 (144A)	249,000	216,485
Clydesdale Acquisition Holdings, Inc.
6.625%, 04/15/29 (144A) (a)	1,380,000	1,296,689
8.750%, 04/15/30 (144A) (a)	1,025,000	884,134
Crown Americas LLC / Crown Americas Capital Corp.
4.750%, 02/01/26	71,000	67,565
5.250%, 04/01/30 (144A)	361,000	338,438
Crown Cork & Seal Co., Inc. 7.375%, 12/15/26	79,000	80,699
Graphic Packaging International LLC 2.625%, 02/01/29 (EUR)	200,000	170,061
LABL, Inc. 5.875%, 11/01/28 (144A)	773,000	624,141
Mauser Packaging Solutions Holding Co. 5.500%, 04/15/24 (144A)	1,054,000	1,006,570
OI European Group B.V.
2.875%, 02/15/25 (EUR)	100,000	94,901
3.125%, 11/15/24 (EUR)	100,000	98,757
Sealed Air Corp. 4.000%, 12/01/27 (144A)	179,000	161,370
Silgan Holdings, Inc. 4.125%, 02/01/28	72,000	64,565
Trivium Packaging Finance B.V.
5.500%, 08/15/26 (144A)	1,247,000	1,178,053
8.500%, 08/15/27 (144A) (a)	3,734,000	3,501,012

		19,339,105

Pharmaceuticals—1.4%
AdaptHealth LLC
5.125%, 03/01/30 (144A)	72,000	60,689
6.125%, 08/01/28 (144A)	154,000	136,216
Bausch Health Cos., Inc.
5.000%, 02/15/29 (144A)	179,000	93,080
6.125%, 02/01/27 (144A) (a)	178,000	151,300
6.250%, 02/15/29 (144A)	9,000	4,790
7.000%, 01/15/28 (144A)	5,000	2,863
7.250%, 05/30/29 (144A)	326,000	176,855
9.000%, 12/15/25 (144A)	105,000	77,579
Cheplapharm Arzneimittel GmbH
3.500%, 02/11/27 (EUR)	100,000	89,128
4.375%, 01/15/28 (EUR)	100,000	89,040
5.500%, 01/15/28 (144A)	588,000	491,270

See accompanying notes to financial statements.

BHFTI-17

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2022

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Elanco Animal Health, Inc. 6.400%, 08/28/28	20,000	$19,038
Embecta Corp. 6.750%, 02/15/30 (144A)	422,000	379,939
Gruenenthal GmbH 4.125%, 05/15/28 (EUR)	200,000	179,199
Jazz Securities DAC 4.375%, 01/15/29 (144A)	1,968,000	1,750,569
Nidda Healthcare Holding GmbH 3.500%, 09/30/24 (EUR)	400,000	370,348
Option Care Health, Inc. 4.375%, 10/31/29 (144A)	575,000	493,063
Organon & Co. / Organon Foreign Debt Co-Issuer BV
2.875%, 04/30/28 (EUR)	100,000	87,526
4.125%, 04/30/28 (144A)	1,436,000	1,270,860
5.125%, 04/30/31 (144A)	2,687,000	2,318,424
Owens & Minor, Inc. 6.625%, 04/01/30 (144A)	392,000	358,080
P&L Development LLC / PLD Finance Corp. 7.750%, 11/15/25 (144A)	701,000	490,735
PRA Health Sciences, Inc. 2.875%, 07/15/26 (144A) (a)	1,042,000	927,380
Prestige Brands, Inc. 3.750%, 04/01/31 (144A)	738,000	611,950
Rossini Sarl 6.750%, 10/30/25 (EUR)	141,000	141,862
Teva Pharmaceutical Finance Netherlands B.V. 7.125%, 01/31/25	394,000	384,006
Teva Pharmaceutical Finance Netherlands II B.V.
3.750%, 05/09/27 (EUR)	166,000	147,156
6.000%, 01/31/25 (EUR)	200,000	203,887

		11,506,832

Pipelines—5.4%
Antero Midstream Partners L.P. / Antero Midstream Finance Corp.
5.375%, 06/15/29 (144A)	546,000	488,976
5.750%, 03/01/27 (144A)	319,000	296,670
Buckeye Partners L.P.
4.125%, 03/01/25 (144A)	67,000	62,031
5.600%, 10/15/44	215,000	149,719
5.850%, 11/15/43	318,000	225,780
Cheniere Energy Partners L.P.
3.250%, 01/31/32 (144A)	2,622,000	2,064,825
4.000%, 03/01/31	1,513,000	1,286,504
4.500%, 10/01/29	1,205,000	1,075,703
Cheniere Energy, Inc. 4.625%, 10/15/28	6,014,000	5,416,028
CNX Midstream Partners L.P. 4.750%, 04/15/30 (144A)	255,000	214,200
CQP Holdco L.P. / BIP-V Chinook Holdco LLC 5.500%, 06/15/31 (144A)	2,938,000	2,501,825
Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp.
5.625%, 05/01/27 (144A)	144,000	128,160
6.000%, 02/01/29 (144A)	490,000	427,564
8.000%, 04/01/29 (144A)	247,000	229,404

Pipelines—(Continued)
DCP Midstream Operating L.P.
5.600%, 04/01/44	14,000	11,314
6.450%, 11/03/36 (144A)	445,000	436,100
6.750%, 09/15/37 (144A)	742,000	705,827
DT Midstream, Inc.
4.125%, 06/15/29 (144A) (a)	1,083,000	917,842
4.375%, 06/15/31 (144A)	1,297,000	1,086,237
Energy Transfer L.P. 6.500%, 5Y H15 + 5.694%, 11/15/26 (b)	1,710,000	1,511,499
EnLink Midstream LLC
5.375%, 06/01/29 (a)	1,328,000	1,162,276
5.625%, 01/15/28 (144A) (a)	666,000	610,900
EnLink Midstream Partners L.P.
4.150%, 06/01/25	39,000	36,304
4.400%, 04/01/24 (a)	429,000	418,766
4.850%, 07/15/26 (a)	55,000	50,738
5.050%, 04/01/45	67,000	45,309
5.450%, 06/01/47	169,000	119,608
5.600%, 04/01/44	505,000	357,648
EQM Midstream Partners L.P.
4.125%, 12/01/26	103,000	88,966
4.500%, 01/15/29 (144A)	50,000	40,594
4.750%, 01/15/31 (144A) (a)	889,000	708,977
6.000%, 07/01/25 (144A)	204,000	195,571
6.500%, 07/01/27 (144A)	783,000	728,034
7.500%, 06/01/30 (144A)	229,000	219,988
Genesis Energy L.P. / Genesis Energy Finance Corp.
6.500%, 10/01/25	111,000	102,398
7.750%, 02/01/28	246,000	212,802
Harvest Midstream I L.P. 7.500%, 09/01/28 (144A)	131,000	123,039
Hess Midstream Operations L.P. 4.250%, 02/15/30 (144A)	650,000	544,352
ITT Holdings LLC 6.500%, 08/01/29 (144A) (a)	917,000	733,600
Kinetik Holdings L.P. 5.875%, 06/15/30 (144A)	1,510,000	1,438,449
MPLX L.P. 4.950%, 03/14/52	1,185,000	1,024,027
New Fortress Energy, Inc.
6.500%, 09/30/26 (144A)	2,301,000	2,084,157
6.750%, 09/15/25 (144A)	1,999,000	1,889,055
NGL Energy Operating LLC / NGL Energy Finance Corp. 7.500%, 02/01/26 (144A) (a)	420,000	378,000
NGPL PipeCo LLC 7.768%, 12/15/37 (144A)	691,000	751,971
NuStar Logistics L.P.
5.750%, 10/01/25	302,000	282,370
6.000%, 06/01/26	239,000	223,465
6.375%, 10/01/30	53,000	46,048
Rubis Terminal Infra SAS 5.625%, 05/15/25 (EUR)	102,000	103,154
Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp.
6.000%, 03/01/27 (144A)	115,000	102,637
6.000%, 12/31/30 (144A)	79,000	65,570
6.000%, 09/01/31 (144A)	361,000	297,825

See accompanying notes to financial statements.

BHFTI-18

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2022

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
Venture Global Calcasieu Pass LLC
3.875%, 08/15/29 (144A)	2,356,000	$2,060,852
3.875%, 11/01/33 (144A) (a)	4,528,000	3,735,600
4.125%, 08/15/31 (144A)	1,912,000	1,633,842
Western Midstream Operating L.P.
4.750%, 08/15/28	84,000	76,744
5.300%, 03/01/48	833,000	671,523
5.450%, 04/01/44	826,000	686,522
5.500%, 08/15/48	243,000	198,045
5.750%, 02/01/50	1,920,000	1,541,873

		45,027,807

Real Estate—0.4%
ADLER Group S.A.
2.750%, 11/13/26 (EUR)	200,000	105,005
3.250%, 08/05/25 (EUR)	200,000	112,935
Aroundtown S.A. 3.375%, 5Y EUR Swap + 3.980%, 09/23/24 (EUR) (b)	100,000	77,278
Citycon Oyj 4.496%, 5Y EUR Swap + 4.711%, 11/24/24 (EUR) (b)	100,000	71,261
Cushman and Wakefield U.S. Borrower LLC 6.750%, 05/15/28 (144A)	656,000	609,260
DEMIRE Deutsche Mittelstand Real Estate AG 1.875%, 10/15/24 (EUR)	100,000	86,519
DIC Asset AG 2.250%, 09/22/26 (EUR)	100,000	69,689
Fastighets AB Balder 2.873%, 5Y EUR Swap + 3.188%, 06/02/81 (EUR) (b)	100,000	56,081
Five Point Operating Co. L.P. / Five Point Capital Corp. 7.875%, 11/15/25 (144A)	46,000	38,583
Heimstaden Bostad AB
2.625%, 5Y EUR Swap + 3.149%, 02/01/27 (EUR) (b)	100,000	53,169
3.000%, 5Y EUR Swap + 3.268%, 10/29/27 (EUR) (b)	100,000	52,454
3.375%, 5Y EUR Swap + 3.914%, 01/15/26 (EUR) (b)	100,000	61,435
Howard Hughes Corp. (The)
4.125%, 02/01/29 (144A)	382,000	294,632
4.375%, 02/01/31 (144A)	308,000	227,945
5.375%, 08/01/28 (144A)	141,000	118,087
Realogy Group LLC / Realogy Co-Issuer Corp.
5.250%, 04/15/30 (144A)	377,000	278,980
5.750%, 01/15/29 (144A) (a)	679,000	514,899
Tropicana Entertainment LLC / Tropicana Finance Corp. 9.625%, 12/15/14 (d) (f) (g)	70,000	0
Unique Pub Finance Co. plc (The) 6.464%, 03/30/32 (GBP)	400,000	557,586
WeWork Cos. LLC / WW Co-Obligor, Inc. 5.000%, 07/10/25 (144A) (a)	596,000	384,926

		3,770,724

Real Estate Investment Trusts—1.5%
Brookfield Property REIT, Inc. 4.500%, 04/01/27 (144A) (a)	490,000	406,325
CTR Partnership L.P. / Caretrust Capital Corp. 3.875%, 06/30/28 (144A) (a)	433,000	369,782
Diversified Healthcare Trust 9.750%, 06/15/25	176,000	173,580

Real Estate Investment Trusts—(Continued)
Global Net Lease, Inc. / Global Net Lease Operating Partnership L.P. 3.750%, 12/15/27 (144A) (a)	330,000	275,778
HAT Holdings I LLC / HAT Holdings II LLC 3.375%, 06/15/26 (144A) (a)	513,000	441,180
Iron Mountain Information Management Services, Inc. 5.000%, 07/15/32 (144A)	509,000	410,820
Iron Mountain UK plc 3.875%, 11/15/25 (GBP)	100,000	108,789
Iron Mountain, Inc.
5.250%, 07/15/30 (144A)	388,000	337,325
5.625%, 07/15/32 (144A)	380,000	321,319
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.250%, 02/01/27 (144A)	384,000	310,012
4.750%, 06/15/29 (144A)	178,000	136,958
MPT Operating Partnership L.P. / MPT Finance Corp.
3.500%, 03/15/31	3,721,000	2,932,743
4.625%, 08/01/29 (a)	1,044,000	916,110
5.000%, 10/15/27 (a)	99,000	90,552
RHP Hotel Properties L.P. / RHP Finance Corp.
4.500%, 02/15/29 (144A)	566,000	479,911
4.750%, 10/15/27	1,054,000	935,014
RLJ Lodging Trust L.P.
3.750%, 07/01/26 (144A)	353,000	305,899
4.000%, 09/15/29 (144A)	268,000	220,138
SBA Communications Corp.
3.125%, 02/01/29	70,000	57,295
3.875%, 02/15/27	1,342,000	1,224,964
Service Properties Trust
4.350%, 10/01/24	53,000	43,068
7.500%, 09/15/25	203,000	185,999
Starwood Property Trust, Inc.
4.375%, 01/15/27 (144A) (a)	215,000	186,633
5.500%, 11/01/23 (144A)	68,000	67,235
Uniti Group L.P. / Uniti Fiber Holdings, Inc. / CSL Capital LLC
4.750%, 04/15/28 (144A)	646,000	531,264
6.000%, 01/15/30 (144A)	365,000	252,507
6.500%, 02/15/29 (144A)	708,000	518,610
7.875%, 02/15/25 (144A)	27,000	26,052
VICI Properties L.P. 5.625%, 05/15/52	575,000	523,348

		12,789,210

Retail—2.8%
1011778 BC ULC / New Red Finance, Inc.
3.875%, 01/15/28 (144A)	678,000	588,450
4.000%, 10/15/30 (144A)	401,000	321,803
4.375%, 01/15/28 (144A)	1,620,000	1,416,366
5.750%, 04/15/25 (144A) (a)	296,000	297,724
Arko Corp. 5.125%, 11/15/29 (144A)	502,000	380,279
Asbury Automotive Group, Inc.
4.500%, 03/01/28	282,000	244,635
4.750%, 03/01/30	57,000	46,868
5.000%, 02/15/32 (144A) (a)	437,000	357,248

See accompanying notes to financial statements.

BHFTI-19

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2022

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Retail—(Continued)
Bath & Body Works, Inc.
6.750%, 07/01/36	153,000	$122,385
6.875%, 11/01/35 (a)	643,000	522,437
7.600%, 07/15/37	178,000	143,499
Beacon Roofing Supply, Inc. 4.125%, 05/15/29 (144A)	260,000	211,437
Carvana Co.
4.875%, 09/01/29 (144A) (a)	609,000	346,281
5.500%, 04/15/27 (144A) (a)	731,000	471,741
10.250%, 05/01/30 (144A) (a)	459,000	376,380
Constellation Automotive Financing plc 4.875%, 07/15/27 (GBP)	100,000	95,558
Dufry One B.V. 2.500%, 10/15/24 (EUR)	100,000	94,700
eG Global Finance plc
6.250%, 10/30/25 (EUR)	180,000	169,048
6.750%, 02/07/25 (144A)	958,000	903,284
8.500%, 10/30/25 (144A) (a)	525,000	508,594
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
4.625%, 01/15/29 (144A)	124,000	105,710
6.750%, 01/15/30 (144A) (a)	799,000	613,232
Food Service Project S.A. 5.500%, 01/21/27 (EUR)	109,000	97,949
Foundation Building Materials, Inc. 6.000%, 03/01/29 (144A) (a)	423,000	309,848
Goldstory SASU 5.375%, 03/01/26 (EUR)	100,000	88,211
Group 1 Automotive, Inc. 4.000%, 08/15/28 (144A)	90,000	75,220
GYP Holdings III Corp. 4.625%, 05/01/29 (144A)	609,000	474,856
IRB Holding Corp. 7.000%, 06/15/25 (144A)	315,000	308,338
Ken Garff Automotive LLC 4.875%, 09/15/28 (144A)	286,000	233,174
LBM Acquisition LLC 6.250%, 01/15/29 (144A)	564,000	363,111
LCM Investments Holdings II LLC 4.875%, 05/01/29 (144A)	761,000	579,197
Lithia Motors, Inc. 3.875%, 06/01/29 (144A)	345,000	293,036
Murphy Oil USA, Inc. 4.750%, 09/15/29	302,000	271,818
NMG Holding Co., Inc. / Neiman Marcus Group LLC 7.125%, 04/01/26 (144A)	1,007,000	928,031
Patrick Industries, Inc. 4.750%, 05/01/29 (144A)	165,000	122,798
Penske Automotive Group, Inc.
3.500%, 09/01/25 (a)	423,000	396,563
3.750%, 06/15/29	181,000	150,711
PetSmart, Inc. / PetSmart Finance Corp.
4.750%, 02/15/28 (144A) (a)	500,000	432,620
7.750%, 02/15/29 (144A) (a)	2,630,000	2,368,341
Sonic Automotive, Inc. 4.625%, 11/15/29 (144A) (a)	163,000	126,294
Specialty Building Products Holdings LLC / SBP Finance Corp. 6.375%, 09/30/26 (144A)	704,000	572,362

Retail—(Continued)
SRS Distribution, Inc.
4.625%, 07/01/28 (144A) (a)	1,697,000	1,484,875
6.000%, 12/01/29 (144A) (a)	1,338,000	1,050,638
6.125%, 07/01/29 (144A) (a)	1,041,000	821,323
Staples, Inc. 7.500%, 04/15/26 (144A)	1,041,000	862,854
Stonegate Pub Co. Financing plc 8.250%, 07/31/25 (GBP)	200,000	222,339
Suburban Propane Partners L.P./Suburban Energy Finance Corp. 5.000%, 06/01/31 (144A)	238,000	202,389
Tendam Brands S.A.U. 5.250%, 3M EURIBOR + 5.250%, 09/15/24 (EUR) (b)	100,000	100,035
Very Group Funding plc (The) 6.500%, 08/01/26 (GBP)	100,000	92,310
White Cap Buyer LLC 6.875%, 10/15/28 (144A)	2,256,000	1,804,800
White Cap Parent LLC 8.250%, PIK, 03/15/26 (144A) (c)	517,000	430,403
Yum! Brands, Inc.
4.750%, 01/15/30 (144A)	45,000	40,838
5.350%, 11/01/43	14,000	11,603

		23,654,544

Semiconductors—0.6%
ams-OSRAM AG 6.000%, 07/31/25 (EUR)	100,000	97,983
Entegris Escrow Corp. 4.750%, 04/15/29 (144A)	3,912,000	3,642,964
Entegris, Inc.
3.625%, 05/01/29 (144A)	115,000	96,167
4.375%, 04/15/28 (144A)	447,000	394,478
Synaptics, Inc. 4.000%, 06/15/29 (144A)	488,000	396,246

		4,627,838

Software—3.2%
ACI Worldwide, Inc. 5.750%, 08/15/26 (144A)	954,000	920,868
Black Knight InfoServ LLC 3.625%, 09/01/28 (144A)	815,000	708,088
Boxer Parent Co., Inc.
6.500%, 10/02/25 (EUR)	200,000	196,259
7.125%, 10/02/25 (144A)	689,000	659,759
9.125%, 03/01/26 (144A)	1,771,000	1,654,489
Camelot Finance S.A. 4.500%, 11/01/26 (144A)	162,000	147,760
Cedacri Mergeco S.p.A. 4.625%, 3M EURIBOR + 4.625%, 05/15/28 (EUR) (b)	100,000	96,598
Central Parent, Inc. / Central Merger Sub, Inc. 7.250%, 06/15/29 (144A) (a)	1,522,000	1,464,925
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. 5.750%, 03/01/25 (144A)	1,989,000	1,936,669
Clarivate Science Holdings Corp.
3.875%, 07/01/28 (144A)	1,745,000	1,457,962
4.875%, 07/01/29 (144A) (a)	1,575,000	1,293,075

See accompanying notes to financial statements.

BHFTI-20

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2022

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
Consensus Cloud Solutions, Inc.
6.000%, 10/15/26 (144A)	197,000	$169,479
6.500%, 10/15/28 (144A)	179,000	147,711
Dun & Bradstreet Corp. (The) 5.000%, 12/15/29 (144A) (a)	2,223,000	1,920,116
Elastic NV 4.125%, 07/15/29 (144A) (a)	1,009,000	842,293
Fair Isaac Corp. 4.000%, 06/15/28 (144A)	725,000	642,234
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl 4.625%, 05/01/28 (144A)	558,000	442,852
MicroStrategy, Inc. 6.125%, 06/15/28 (144A)	1,211,000	964,356
Minerva Merger Sub, Inc. 6.500%, 02/15/30 (144A) (a)	1,566,000	1,302,270
MSCI, Inc.
3.250%, 08/15/33 (144A) (a)	497,000	396,154
3.625%, 09/01/30 (144A) (a)	383,000	319,299
3.625%, 11/01/31 (144A) (a)	329,000	270,816
3.875%, 02/15/31 (144A)	139,000	118,845
4.000%, 11/15/29 (144A)	68,000	60,270
Open Text Corp. 3.875%, 12/01/29 (144A)	539,000	453,649
Open Text Holdings, Inc. 4.125%, 02/15/30 (144A)	344,000	297,577
Playtika Holding Corp. 4.250%, 03/15/29 (144A)	859,000	708,675
PTC, Inc. 4.000%, 02/15/28 (144A) (a)	228,000	206,036
SS&C Technologies, Inc. 5.500%, 09/30/27 (144A) (a)	2,451,000	2,285,705
Twilio, Inc. 3.875%, 03/15/31 (a)	2,178,000	1,791,993
Veritas U.S. Inc. / Veritas Bermuda, Ltd. 7.500%, 09/01/25 (144A)	878,000	658,891
ZoomInfo Technologies LLC 3.875%, 02/01/29 (144A)	2,578,000	2,159,442

		26,695,115

Telecommunications—7.4%
Altice France Holding S.A. 10.500%, 05/15/27 (144A) (a)	4,525,000	3,797,108
Altice France S.A.
2.500%, 01/15/25 (EUR)	100,000	91,366
4.125%, 01/15/29 (EUR)	100,000	78,909
4.250%, 10/15/29 (EUR)	100,000	77,995
5.125%, 01/15/29 (144A)	331,000	250,769
5.125%, 07/15/29 (144A)	1,895,000	1,430,725
5.500%, 10/15/29 (144A)	2,414,000	1,844,079
5.875%, 02/01/27 (EUR)	200,000	181,610
8.125%, 02/01/27 (144A)	1,676,000	1,542,574
Avaya, Inc. 6.125%, 09/15/28 (144A) (a)	2,248,000	1,466,820
British Telecommunications plc 4.875%, 5Y H15 + 3.493%, 11/23/81 (144A) (b)	200,000	170,000

Telecommunications—(Continued)
Ciena Corp. 4.000%, 01/31/30 (144A)	290,000	250,308
CommScope Technologies LLC 6.000%, 06/15/25 (144A) (a)	1,138,000	984,370
CommScope, Inc.
4.750%, 09/01/29 (144A) (a)	422,000	340,425
6.000%, 03/01/26 (144A)	460,000	423,674
7.125%, 07/01/28 (144A) (a)	544,000	413,483
8.250%, 03/01/27 (144A)	95,000	75,097
Connect Finco S.a.r.l. / Connect U.S. Finco LLC 6.750%, 10/01/26 (144A)	4,960,000	4,457,205
Consolidated Communications, Inc. 6.500%, 10/01/28 (144A) (a)	1,804,000	1,534,446
Frontier Communications Holdings LLC 5.000%, 05/01/28 (144A)	1,590,000	1,351,500
5.875%, 10/15/27 (144A)	960,000	863,138
6.000%, 01/15/30 (144A)	733,000	564,007
6.750%, 05/01/29 (144A) (a)	1,012,000	832,370
8.750%, 05/15/30 (144A)	816,000	824,968
Iliad Holding SASU
6.500%, 10/15/26 (144A)	1,346,000	1,211,360
7.000%, 10/15/28 (144A) (a)	1,115,000	969,978
Kaixo Bondco Telecom S.A. 5.125%, 09/30/29 (EUR)	100,000	79,382
Koninklijke KPN NV 2.000%, 5Y EUR Swap + 2.344%, 11/08/24 (EUR) (b)	200,000	192,056
Level 3 Financing, Inc.
3.400%, 03/01/27 (144A)	241,000	207,580
3.625%, 01/15/29 (144A) (a)	519,000	400,176
3.750%, 07/15/29 (144A) (a)	1,327,000	1,026,043
4.250%, 07/01/28 (144A)	1,093,000	875,766
Ligado Networks LLC 15.500%, PIK, 11/01/23 (144A) (c)	756,294	410,267
Lorca Telecom Bondco S.A. 4.000%, 09/18/27 (EUR)	200,000	174,947
Lumen Technologies, Inc.
4.000%, 02/15/27 (144A)	364,000	307,853
4.500%, 01/15/29 (144A)	1,620,000	1,205,920
5.125%, 12/15/26 (144A)	2,104,000	1,771,189
5.375%, 06/15/29 (144A)	1,073,000	849,575
6.750%, 12/01/23	183,000	181,286
7.500%, 04/01/24	280,000	276,150
7.650%, 03/15/42 (a)	633,000	485,827
Maxar Technologies Inc. 7.750%, 06/15/27 (144A)	230,000	227,820
Nokia Oyj 6.625%, 05/15/39	397,000	392,534
Sable International Finance, Ltd. 5.750%, 09/07/27 (144A)	273,000	250,232
SES S.A. 2.875%, 5Y EUR Swap + 3.190%, 05/27/26 (EUR) (b)	200,000	175,008
SoftBank Group Corp.
2.125%, 07/06/24 (EUR)	100,000	93,791
2.875%, 01/06/27 (EUR)	100,000	80,923
4.500%, 04/20/25 (EUR)	200,000	189,679
4.750%, 07/30/25 (EUR)	100,000	92,913
5.000%, 04/15/28 (EUR)	100,000	83,123

See accompanying notes to financial statements.

BHFTI-21

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2022

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Sprint Capital Corp.
6.875%, 11/15/28	2,746,000	$2,887,474
8.750%, 03/15/32	3,039,000	3,657,376
Sprint Corp. 7.625%, 03/01/26 (a)	1,106,000	1,165,311
Switch, Ltd.
3.750%, 09/15/28 (144A)	720,000	712,188
4.125%, 06/15/29 (144A) (a)	1,764,000	1,746,078
T-Mobile USA, Inc.
2.625%, 02/15/29	946,000	796,330
2.875%, 02/15/31	469,000	389,378
3.375%, 04/15/29	423,000	370,125
3.500%, 04/15/31	995,000	859,113
4.750%, 02/01/28 (a)	269,000	260,717
Telecom Italia Capital S.A.
6.000%, 09/30/34 (a)	1,052,000	793,492
6.375%, 11/15/33	539,000	416,216
7.200%, 07/18/36	214,000	162,478
7.721%, 06/04/38	204,000	157,386
Telecom Italia Finance S.A. 7.750%, 01/24/33 (EUR)	42,000	45,387
Telecom Italia S.p.A.
1.625%, 01/18/29 (EUR)	255,000	192,965
4.000%, 04/11/24 (EUR)	100,000	102,961
5.303%, 05/30/24 (144A)	271,000	260,390
ViaSat, Inc.
5.625%, 09/15/25 (144A)	708,000	572,655
6.500%, 07/15/28 (144A)	545,000	375,407
Viavi Solutions, Inc. 3.750%, 10/01/29 (144A) (a)	829,000	694,301
Vmed O2 UK Financing I plc
4.000%, 01/31/29 (GBP)	100,000	96,561
4.250%, 01/31/31 (144A)	213,000	171,199
4.500%, 07/15/31 (GBP)	134,000	128,456
4.750%, 07/15/31 (144A)	1,676,000	1,353,957
Vodafone Group plc
2.625%, 5Y EUR Swap + 3.002%, 08/27/80 (EUR) (b)	100,000	90,438
3.000%, 5Y EUR Swap + 3.227%, 08/27/80 (EUR) (b)	100,000	79,309
3.100%, 5Y EUR Swap + 2.669%, 01/03/79 (EUR) (b)	200,000	200,132
Zayo Group Holdings, Inc.
4.000%, 03/01/27 (144A) (a)	4,108,000	3,407,956
6.125%, 03/01/28 (144A)	4,860,000	3,509,455

		61,713,515

Toys/Games/Hobbies—0.2%
Mattel, Inc.
3.750%, 04/01/29 (144A)	260,000	233,635
5.450%, 11/01/41	834,000	732,045
6.200%, 10/01/40	659,000	629,345

		1,595,025

Transportation—0.1%
CMA CGM S.A. 7.500%, 01/15/26 (EUR)	100,000	107,082

Transportation—(Continued)
Danaos Corp. 8.500%, 03/01/28 (144A)	108,000	106,922
Poste Italiane S.p.A. 2.625%, 5Y EURIBOR ICE Swap + 2.677%, 03/24/29 (EUR) (b)	150,000	109,249
Seaspan Corp. 5.500%, 08/01/29 (144A)	949,000	756,675

		1,079,928

Trucking & Leasing—0.1%
Fortress Transportation and Infrastructure Investors LLC
5.500%, 05/01/28 (144A) (a)	793,000	654,554
6.500%, 10/01/25 (144A)	165,000	155,679
9.750%, 08/01/27 (144A)	107,000	104,582

		914,815

Water—0.0%
Thames Water Kemble Finance plc 4.625%, 05/19/26 (GBP)	168,000	190,749

Total Corporate Bonds & Notes (Cost $804,928,035)		692,581,329

Floating Rate Loans (h)—11.6%

Advertising—0.2%
Clear Channel Outdoor Holdings, Inc. Term Loan B, 4.739%, 3M LIBOR + 3.500%, 08/21/26	2,432,967	2,094,634

Aerospace/Defense—0.2%
Cobham Ultra SeniorCo S.a.r.l USD Term Loan B, 11/17/28 (i)	216,000	207,090
Propulsion (BC) Finco S.a.r.l. Term Loan, 02/10/29 (i)	581,000	551,950
Sequa Mezzanine Holdings LLC Extended Term Loan, 8.303%, 3M LIBOR + 6.750%, 11/28/23	200,377	199,543
Spirit Aerosystems, Inc. Term Loan B, 5.416%, 1M LIBOR + 3.750%, 01/15/25	476,132	464,427

		1,423,010

Airlines—0.5%
AAdvantage Loyalty IP, Ltd. Term Loan, 5.813%, 3M LIBOR + 4.750%, 04/20/28	1,636,484	1,566,115
Air Canada Term Loan B, 4.250%, 3M LIBOR + 3.500%, 08/11/28	949,000	877,825
Mileage Plus Holdings LLC Term Loan B, 7.313%, 3M LIBOR + 5.250%, 06/21/27	499,105	495,752
United Airlines, Inc. Term Loan B, 5.392%, 1M LIBOR + 3.750%, 04/21/28	1,662,950	1,547,375

		4,487,067

Apparel—0.2%
Crocs, Inc. Term Loan B, 4.450%, TSFR + 3.500%, 02/19/29	1,404,265	1,282,276

See accompanying notes to financial statements.

BHFTI-22

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2022

Floating Rate Loans (h)—(Continued)

Security Description	Principal Amount*	Value

Auto Parts & Equipment—0.0%
Clarios Global L.P. USD Term Loan B, 4.916%, 1M LIBOR + 3.250%, 04/30/26	278,800	$259,981

Beverages—0.1%
Naked Juice LLC
2nd Lien Term Loan, 8.154%, TSFR + 6.000%, 01/24/30	83,000	76,775
Term Loan, 4.875%, TSFR + 3.250%, 01/24/29	621,068	576,623

		653,398

Building Materials—0.2%
Chamberlain Group, Inc. Term Loan B, 4.506%, 3M LIBOR + 3.500%, 11/03/28	1,021,865	931,601
Smyrna Ready Mix Concrete LLC
Term Loan B, 5.875%, 1M TSFR + 4.250%, 04/02/29	269,000	249,498
Solis IV B.V. USD Term Loan B1, 4.842%, TSFR + 3.500%, 02/26/29	602,000	519,726

		1,700,825

Chemicals—0.4%
Ascend Performance Materials Operations LLC Term Loan B, 7.000%, 3M LIBOR + 4.750%, 08/27/26	883,200	862,593
Atotech B.V. Term Loan B, 4.166%, 1M LIBOR + 2.500%, 03/18/28	1,159,290	1,110,504
New Arclin U.S. Holding Corp.
Delayed Draw Term Loan, 10/02/28 (j)	66,069	61,180
Term Loan, 5.416%, 1M LIBOR + 3.750%, 09/30/28	450,310	416,987
W.R. Grace & Co. Term Loan B, 6.063%, 3M LIBOR + 3.750%, 09/22/28	855,700	808,636

		3,259,900

Commercial Services—1.1%
Amentum Government Services Holdings LLC
Term Loan, 4.777%, TSFR + 4.000%, 02/15/29	386,000	368,148
Term Loan B, 5.416%, 1M LIBOR + 3.750%, 01/29/27	141,120	134,593
AVSC Holding Corp. 2nd Lien Term Loan, 8.585%, 3M LIBOR + 7.250%, 09/01/25	658,678	532,706
CoreLogic, Inc. 2nd Lien Term Loan, 8.188%, 1M LIBOR + 6.500%, 06/04/29	608,303	447,103
Element Materials Technology Group U.S. Holdings Inc.
Delayed Draw Term Loan, 04/12/29 (i)	159,988	153,939
USD Term Loan, 04/12/29 (i)	346,640	333,533
Galaxy U.S. Opco, Inc. Term Loan, 6.275%, 1M TSFR + 4.750%, 04/29/29	727,000	681,562
PECF USS Intermediate Holding III Corp. Term Loan B, 5.916%, 1M LIBOR + 4.250%, 12/15/28	1,112,294	1,008,573
Sabre GLBL, Inc.
Term Loan B1, 5.166%, 1M LIBOR + 3.500%, 12/17/27	275,224	258,653
Term Loan B2, 5.166%, 1M LIBOR + 3.500%, 12/17/27	438,723	412,308
Sotheby’s Term Loan B, 5.544%, 3M LIBOR + 4.500%, 01/15/27	154,850	148,720
TruGreen L.P. 2nd Lien Term Loan, 10.166%, 1M LIBOR + 8.500%, 11/02/28	378,000	364,770

Commercial Services—(Continued)
Verscend Holding Corp.
2nd Lien Term Loan, 8.666%, 1M LIBOR + 7.000%, 04/02/29	1,564,000	1,485,800
Term Loan B, 5.666%, 1M LIBOR + 4.000%, 08/27/25	2,369,886	2,273,117

		8,603,525

Computers—1.2%
Banff Merger Sub, Inc. 2nd Lien Term Loan, 7.166%, 1M LIBOR + 5.500%, 02/27/26	1,141,000	1,062,556
Magenta Buyer LLC
1st Lien Term Loan, 6.230%, 3M LIBOR + 5.000%, 07/27/28	2,375,978	2,146,299
2nd Lien Term Loan, 9.480%, 3M LIBOR + 8.250%, 07/27/29	1,089,000	1,025,021
McAfee LLC USD Term Loan B, 5.145%, TSFR + 4.000%, 03/01/29	3,062,000	2,785,655
Peraton Holding Corp.
2nd Lien Term Loan B1, 9.005%, 1M LIBOR + 7.750%, 02/01/29	708,690	663,511
Term Loan B, 5.416%, 1M LIBOR + 3.750%, 02/01/28	2,291,682	2,158,478
TierPoint LLC Term Loan, 5.416%, 1M LIBOR + 3.750%, 05/05/26	312,040	292,538

		10,134,058

Distribution/Wholesale—0.0%
BCPE Empire Holdings, Inc. Incremental Term Loan, 6.250%, 1M TSFR + 4.625%, 06/11/26	104,738	101,072

Diversified Financial Services—0.2%
AqGen Ascensus, Inc. 2nd Lien Term Loan, 7.500%, 3M LIBOR + 6.500%, 08/02/29	485,964	450,124
AqGen Island Holdings, Inc. Term Loan, 5.813%, 3M LIBOR + 3.500%, 08/02/28	403,988	377,728
Deerfield Dakota Holding LLC
2nd Lien Term Loan, 8.416%, 1M LIBOR + 6.750%, 04/07/28	558,000	546,375
USD Term Loan B, 5.275%, 1M TSFR + 3.750%, 04/09/27	430,734	404,488

		1,778,715

Electric—0.0%
Calpine Corp. Term Loan B10, 3.666%, 1M LIBOR + 2.000%, 08/12/26	35,503	33,722

Engineering & Construction—0.6%
Brand Energy & Infrastructure Services, Inc. Term Loan, 5.250%, 3M LIBOR + 4.250%, 06/21/24	4,632,017	4,031,013
Brown Group Holding, LLC Term Loan B2, 06/08/29 (i)	695,000	670,675
KKR Apple Bidco LLC
2nd Lien Term Loan, 7.416%, 1M LIBOR + 5.750%, 09/21/29	70,000	67,433
Term Loan, 4.416%, 1M LIBOR + 3.000%, 09/23/28	442,775	419,114

		5,188,235

See accompanying notes to financial statements.

BHFTI-23

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2022

Floating Rate Loans (h)—(Continued)

Security Description	Principal Amount*	Value

Entertainment—0.1%
Great Canadian Gaming Corp. Term Loan, 6.096%, 3M LIBOR + 4.000%, 11/01/26	147,000	$138,878
Scientific Games International, Inc. USD Term Loan, 4.358%, 1M TSFR + 3.000%, 04/14/29	387,000	363,700

		502,578

Food—0.0%
Chobani, LLC Term Loan B, 10/25/27 (i)	80,493	73,550

Healthcare-Services—0.2%
Da Vinci Purchaser Corp. Term Loan, 6.250%, 3M LIBOR + 4.000%, 01/08/27	394,940	375,687
Envision Healthcare Corp. 1st Lien Term Loan, 5.416%, 1M LIBOR + 3.750%, 10/10/25 †	1,123,824	392,335
Medical Solutions Holdings, Inc. 2nd Lien Term Loan, 9.877%, 3M LIBOR + 7.000%, 11/01/29	321,000	296,925
Quorum Health Corp. Term Loan, 7.500%, 3M LIBOR + 6.500%, 04/29/25	581,642	407,149
RegionalCare Hospital Partners Holdings, Inc. Term Loan B, 5.416%, 1M LIBOR + 3.750%, 11/17/25	251,646	235,356

		1,707,452

Housewares—0.1%
Springs Windows Fashions LLC Term Loan B, 5.595%, 1M LIBOR + 4.000%, 10/06/28	1,158,098	953,500

Insurance—0.1%
Asurion LLC Term Loan B8, 4.916%, 1M LIBOR + 3.250%, 12/23/26	160,124	145,613
Ryan Specialty Group LLC Term Loan, 4.625%, 1M TSFR + 3.000%, 09/01/27	3	3
Sedgwick Claims Management Services, Inc.
Term Loan B, 4.916%, 1M LIBOR + 3.250%, 12/31/25	180,387	169,564
Term Loan B, 5.416%, 1M LIBOR + 3.750%, 09/03/26	500,520	476,996
Term Loan B3, 5.916%, 1M LIBOR + 4.250%, 09/03/26	176,113	170,535

		962,711

Internet—0.4%
Barracuda Networks, Inc. 2nd LienTerm Loan, 7.989%, 3M LIBOR + 6.750%, 10/30/28	325,241	326,664
I-Logic Technologies Bidco Ltd. Term Loan B, 6.204%, 3M TSFR + 4.000%, 02/16/28	242,396	229,064
MH Sub I LLC
1st Lien Term Loan, 5.416%, 1M LIBOR + 3.500%, 09/13/24	367,321	347,425
2nd Lien Term Loan, 7.916%, 1M LIBOR + 6.250%, 02/23/29	129,000	122,429
Incremental Term Loan, 5.416%, 1M LIBOR + 3.750%, 09/13/24	852,827	804,855

Internet—(Continued)
Proofpoint, Inc. 1st Lien Term Loan, 4.825%, 3M LIBOR + 3.250%, 08/31/28	77,669	72,463
2nd Lien Term Loan, 7.825%, 1M LIBOR + 6.250%, 08/31/29	939,000	892,050
PUG LLC Term Loan, 5.166%, 1M LIBOR + 3.500%, 02/12/27	374,364	342,543

		3,137,493

Leisure Time—0.0%
Peloton Interactive, Inc Term Loan, 8.346%, 3M TSFR + 6.500%, 05/25/27	283,000	275,217

Lodging—0.1%
Fertitta Entertainment LLC Term Loan B, 5.525%, TSFR + 4.000%, 01/27/29	1,316,897	1,215,778

Machinery-Diversified—0.4%
SPX Flow, Inc. Term Loan, 6.125%, 1M TSFR + 4.500%, 04/05/29	1,035,528	969,081
Titan Acquisition, Ltd. Term Loan B, 5.877%, 3M LIBOR + 3.000%, 03/28/25	2,256,530	2,076,008

		3,045,089

Media—0.3%
Altice Financing S.A. Term Loan B, 3.794%, 3M LIBOR + 2.750%, 07/15/25	79,651	72,383
DirecTV Financing LLC Term Loan, 6.666%, 1M LIBOR + 5.000%, 08/02/27	2,722,700	2,518,010
Radiate Holdco LLC Term Loan B, 4.916%, 1M LIBOR + 3.250%, 09/25/26	131,340	121,982

		2,712,375

Metal Fabricate/Hardware—0.0%
Grinding Media, Inc. Term Loan B, 4.796%, 3M LIBOR + 4.000%, 10/12/28	259,018	237,002

Oil & Gas—0.8%
Ascent Resources Utica Holdings LLC Fixed 2nd Lien Term Loan, 10.021%, 3M LIBOR + 9.000%, 11/01/25	6,210,612	6,552,195

Oil & Gas Services—0.0%
Lealand Finance Company B.V. Make Whole Term Loan, 4.666%, 1M LIBOR + 3.000%, 06/28/24	31,220	19,512

Packaging & Containers—0.2%
BWAY Holding Co. Term Loan B, 4.312%, 3M LIBOR + 3.250%, 04/03/24	831,337	784,367
Charter NEX U.S., Inc. Term Loan, 5.416%, 1M LIBOR + 3.750%, 12/01/27	174,425	164,788
Clydesdale Acquisition Holdings, Inc. Term Loan B, 5.875%, 1M TSFR + 4.250%, 04/13/29	452,000	425,116

		1,374,271

See accompanying notes to financial statements.

BHFTI-24

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2022

Floating Rate Loans (h)—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—0.2%
Gainwell Acquisition Corp. Term Loan B, 6.250%, 3M LIBOR + 4.000%, 10/01/27	1,859,115	$1,768,483

Pipelines—0.1%
Freeport LNG Investments LLLP Term Loan B, 4.563%, 3M LIBOR + 3.500%, 12/21/28	710,736	632,999

Retail—0.3%
Foundation Building Materials Holding Co. LLC Term Loan, 3.750%, 3M LIBOR + 3.250%, 01/31/28	251,773	226,281
IRB Holding Corp. Term Loan B, 4.238%, TSFR + 3.150%, 12/15/27	462,308	441,119
LBM Acquisition LLC Term Loan B, 5.416%, 1M LIBOR + 3.750%, 12/17/27	2	2
PetSmart, Inc. Term Loan B, 4.500%, 3M LIBOR + 3.750%, 02/11/28	36,104	34,040
SRS Distribution Inc. Incremental Term Loan, 4.000%, TSFR + 3.500%, 06/02/28	728,092	672,575
Staples, Inc. 7 Year Term Loan, 6.286%, 3M LIBOR + 5.000%, 04/16/26	287,070	251,443
White Cap Buyer LLC Term Loan B, 5.275%, TSFR + 3.750%, 10/19/27	929,439	856,826

		2,482,286

Shipbuilding—0.1%
MHI Holdings LLC Term Loan B, 7.250%, 1M LIBOR + 5.000%, 09/21/26	808,517	785,272

Software—2.6%
Ascend Learning, LLC 2nd Lien Term Loan, 7.402%, 1M LIBOR + 5.750%, 12/10/29	345,000	314,813
Athenahealth, Inc.
Delayed Draw Term Loan, 02/15/29 (j)	1,646,468	1,519,690
Term Loan B, 5.009%, TSFR + 3.500%, 02/15/29	4,689,606	4,328,506
Banff Merger Sub, Inc. Term Loan, 5.416%, 1M LIBOR + 3.750%, 10/02/25	183,300	170,851
Camelot U.S. Acquisition 1 Co. Incremental Term Loan B, 4.666%, 1M LIBOR + 3.000%, 10/30/26	272,845	258,436
CDK Global, Inc. USD Term Loan B, 06/08/29 (i)	473,000	460,288
Cloudera, Inc.
2nd Lien Term Loan, 7.666%, 1M LIBOR + 6.000%, 10/08/29	727,000	639,760
Term Loan, 5.416%, 1M LIBOR + 3.750%, 10/08/28	924,251	853,391
Dun & Bradstreet Corp. (The) Term Loan, 4.874%, 1M LIBOR + 3.250%, 02/06/26	458,029	433,410
EP Purchaser LLC Term Loan B, 5.750%, 3M LIBOR + 3.500%, 11/06/28	419,646	401,549
Epicor Software Corp.
2nd Lien Term Loan, 9.416%, 1M LIBOR + 7.750%, 07/31/28	210,000	205,144
Term Loan, 4.916%, 1M LIBOR + 3.250%, 07/30/27	271,503	256,104

Software—(Continued)
Grab Holdings, Inc. Term Loan B, 5.500%, 6M LIBOR + 4.500%, 01/29/26	285,969	262,734
Greeneden U.S., Holdings II LLC Term Loan B4, 5.666%, 1M LIBOR + 4.000%, 12/01/27	963,583	923,594
Helios Software Holdings, Inc. Term Loan B, 5.954%, 3M LIBOR + 3.750%, 03/11/28	302,429	278,990
Planview Parent, Inc. 2nd Lien Term Loan, 9.500%, 3M LIBOR + 7.250%, 12/18/28	370,000	364,450
Polaris Newco LLC USD Term Loan B, 5.666%, 1M LIBOR + 4.000%, 06/02/28	328,015	303,875
Realpage, Inc.
1st Lien Term Loan, 4.916%, 1M LIBOR + 3.250%, 04/24/28	821,790	760,567
2nd Lien Term Loan, 8.166%, 1M LIBOR + 6.500%, 04/23/29	1,295,154	1,230,396
Renaissance Holding Corp. 1st Lien Term Loan, 4.902%, 1M LIBOR + 3.250%, 05/30/25	12,283	11,646
Severin Acquisition LLC Term Loan B, 4.624%, 1M LIBOR + 3.000%, 08/01/25	200,720	192,315
Sophia L.P.
2nd Lien Term Loan, 10.250%, 3M LIBOR + 8.000%, 10/09/28	1,828,000	1,786,870
Term Loan B, 5.500%, 3M LIBOR + 3.250%, 10/07/27	1,838,323	1,721,130
Sovos Compliance LLC
Delayed Draw Term Loan, 4.500%, 3M LIBOR + 4.500%, 08/11/28	70,141	66,313
Term Loan, 6.166%, 1M LIBOR + 4.500%, 08/11/28	404,136	382,077
Tibco Software, Inc. 2nd Lien Term Loan, 8.916%, 1M LIBOR + 7.250%, 03/03/28†	637,000	628,639
Ultimate Software Group, Inc.
2nd Lien Term Loan, 6.212%, 3M LIBOR + 5.250%, 05/03/27	1,152,400	1,070,291
Term Loan, 4.212%, 3M LIBOR + 3.250%, 05/04/26	718,182	676,886
Term Loan B, 5.416%, 1M LIBOR + 3.750%, 05/04/26	230,854	218,240
Veritas U.S., Inc. Term Loan B, 7.250%, 3M LIBOR + 5.000%, 09/01/25	760,453	626,898

		21,347,853

Telecommunications—0.7%
Altice France S.A. Term Loan B13, 5.411%, 3M LIBOR + 4.000%, 08/14/26	287,572	263,128
Cincinnati Bell, Inc. Term Loan B2, 4.875%, TSFR + 3.250%, 11/22/28	240,106	228,514
Delta TopCo, Inc. Term Loan B, 5.836%, 3M LIBOR + 3.750%, 12/01/27	462,576	421,233
Digicel International Finance, Ltd.
Term Loan B, 4.916%, 1M LIBOR + 3.250%, 05/28/24	1,537,577	1,358,833
Frontier Communications Corp. DIP Term Loan B, 6.063%, 3M LIBOR + 3.750%, 05/01/28	695,200	653,054
Intelsat Jackson Holdings S.A.
2021 Exit Term Loan B, 4.920%, TSFR + 4.250%, 02/01/29	983,563	902,419
Term Loan B3, 9.500%, PRIME + 4.750%, 11/27/23	2,213	2,036
Term Loan B4, 10.250%, PRIME + 5.500%, 01/02/24	1,905	1,752
Term Loan B5, 8.625%, 01/02/24	11,861	10,910

See accompanying notes to financial statements.

BHFTI-25

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2022

Floating Rate Loans (h)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Telecommunications—(Continued)
MetroNet Systems Holdings, LLC 1st Lien Term Loan, 5.055%, TSFR + 3.750%, 06/02/28	56,715	$52,887
ViaSat, Inc. Term Loan, 6.140%, TSFR + 4.500%, 03/02/29	1,076,938	1,008,283
Zayo Group Holdings, Inc. Term Loan, 4.666%, 1M LIBOR + 3.000%, 03/09/27	1,315,696	1,181,203

		6,084,252

Transportation—0.0%
AIT Worldwide Logistics, Inc Term Loan, 5.719%, 3M LIBOR + 4.750%, 04/06/28	295,765	271,364

Total Floating Rate Loans (Cost $104,456,091)		97,141,650

Common Stocks—1.2%

Building Products—0.0%
Azek Co., Inc. (The) (k)	452	7,566

Chemicals—0.1%
Diversey Holdings, Ltd. (a) (k)	82,488	544,421
Element Solutions, Inc.	41,415	737,187

		1,281,608

Communications Equipment—0.0%
CommScope Holding Co., Inc. (a) (k)	12,944	79,217

Containers & Packaging—0.1%
Ardagh Metal Packaging S.A.	75,788	462,307

Diversified Telecommunication Services—0.0%
Liberty Global plc - Class A (a) (k)	533	11,220

Electrical Equipment—0.1%
Sensata Technologies Holding plc	10,197	421,238

Equity Real Estate Investment Trusts—0.0%
Gaming and Leisure Properties, Inc.	5,480	251,313

IT Services—0.0%
Block, Inc. (k)	2,424	148,979
Twilio, Inc. - Class A (k)	1,208	101,242

		250,221

Life Sciences Tools & Services—0.2%
Avantor, Inc. (k)	20,638	641,842
Syneos Health, Inc. (k)	12,806	917,934

		1,559,776

Media—0.0%
Clear Channel Outdoor Holdings, Inc. (k)	168,961	180,788

Metals & Mining—0.1%
Constellium SE (k)	71,641	946,378

Oil, Gas & Consumable Fuels—0.4%
Cheniere Energy, Inc.	5,271	701,201
Chesapeake Energy Corp. (a)	10,055	815,461
Energy Transfer L.P.	162,178	1,618,536
Targa Resources Corp.	8,299	495,201
Western Midstream Partners L.P.	3,125	75,969

		3,706,368

Road & Rail—0.1%
Uber Technologies, Inc. (k)	21,356	436,944

Software—0.1%
Informatica, Inc. - Class A (a) (k)	36,157	750,981

Total Common Stocks (Cost $12,387,060)		10,345,925

Convertible Bonds—0.5%

Commercial Services—0.0%
Nexi S.p.A. Zero Coupon, 02/24/28 (EUR)	100,000	68,217

Engineering & Construction—0.0%
Cellnex Telecom S.A. 0.750%, 11/20/31 (EUR)	500,000	356,834

Internet—0.1%
Uber Technologies, Inc. Zero Coupon, 12/15/25	777,000	619,827

Lodging—0.0%
Accor S.A. 0.700%, 12/07/27 (EUR)	80,400	34,659

Media—0.4%
Cable One, Inc. 1.125%, 03/15/28	532,000	445,816
DISH Network Corp. 3.375%, 08/15/26	309,000	208,730
Liberty Broadband Corp.
1.250%, 09/30/50 (144A)	997,000	931,198
2.750%, 09/30/50 (144A)	1,858,000	1,767,295

		3,353,039

Total Convertible Bonds (Cost $5,346,871)		4,432,576

Escrow Shares—0.0%

Diversified Financial Services—0.0%
Lehman Brothers Holdings, Inc.	489,000	1,956
Lehman Brothers Holdings, Inc.	1,740,000	6,960

Total Escrow Shares (Cost $0)		8,916

See accompanying notes to financial statements.

BHFTI-26

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2022

Short-Term Investment—2.3%

Security Description	Principal Amount*	Value

Repurchase Agreement—2.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/22 at 0.350%, due on 07/01/22 with a maturity value of $19,185,997; collateralized by U.S. Treasury Note at 3.000%, maturing 06/30/24, with a market value of $19,569,567.	19,185,810	$19,185,810

Total Short-Term Investments (Cost $19,185,810)		19,185,810

Securities Lending Reinvestments (l)—8.4%

Certificates of Deposit—2.0%
Bank of Montreal 1.900%, FEDEFF PRV + 0.320%, 10/04/22 (b)	1,000,000	1,000,000
Bank of Nova Scotia 1.960%, FEDEFF PRV + 0.380%, 01/06/23 (b)	1,000,000	1,000,154
Barclays Bank plc 1.970%, SOFR + 0.450%, 10/07/22 (b)	1,000,000	1,000,323
Commonwealth Bank of Australia 1.910%, SOFR + 0.400%, 11/25/22 (b)	1,000,000	999,959
Cooperatieve Rabobank UA 2.080%, SOFR + 0.570%, 09/19/22 (b)	1,000,000	1,000,000
Credit Agricole S.A. 1.950%, FEDEFF PRV + 0.370%, 11/18/22 (b)	2,000,000	1,999,996
Credit Industriel et Commercial 1.890%, SOFR + 0.380%, 10/25/22 (b)	1,000,000	999,935
Goldman Sachs Bank USA 1.710%, SOFR + 0.190%, 09/02/22 (b)	1,000,000	999,786
Mizuho Bank, Ltd. 1.810%, SOFR + 0.290%, 07/26/22 (b)	1,000,000	999,868
Norinchukin Bank 1.790%, SOFR + 0.280%, 08/16/22 (b)	1,000,000	999,935
Oversea-Chinese Banking Corp., Ltd. 1.960%, SOFR + 0.440%, 09/26/22 (b)	1,000,000	1,000,243
Royal Bank of Canada 1.760%, SOFR + 0.250%, 01/11/23 (b)	1,000,000	998,878
Skandinaviska Enskilda Banken AB 1.630%, 09/02/22	1,000,000	999,373
Standard Chartered Bank (NY) 1.700%, SOFR + 0.190%, 08/25/22 (b)	1,000,000	999,671
Sumitomo Mitsui Banking Corp. 1.960%, SOFR + 0.450%, 09/06/22 (b)	1,000,000	1,000,163
Toronto-Dominion Bank (The) 2.070%, FEDEFF PRV + 0.490%, 12/23/22 (b)	1,000,000	1,000,630

		16,998,914

Commercial Paper—0.8%
DNB Bank ASA
2.070%, SOFR + 0.550%, 09/07/22 (b)	1,000,000	1,000,382
Liberty Street Funding LLC 1.550%, 07/01/22	2,000,000	1,999,904
Macquarie Bank Ltd.
1.750%, SOFR + 0.230%, 08/04/22 (b)	1,000,000	999,981
1.960%, SOFR + 0.440%, 11/16/22 (b)	1,000,000	1,000,307

Commercial Paper—(Continued)
UBS AG 2.090%, SOFR + 0.570%, 03/23/23 (b)	2,000,000	2,000,000

		7,000,574

Repurchase Agreements—5.1%
Cantor Fitzgerald & Co. Repurchase Agreement dated 06/30/22 at 1.550%, due on 07/01/22 with a maturity value of $3,000,129; collateralized by U.S. Government Agency Obligations with rates ranging from 0.295% - 8.000%, maturity dates ranging from 09/15/22 - 02/20/72, and an aggregate market value of $3,060,000.	3,000,000	3,000,000
National Bank Financial, Inc. Repurchase Agreement dated 06/30/22 at 1.570%, due on 07/01/22 with a maturity value of $10,000,436; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.375%, maturity dates ranging from 09/22/22 - 11/15/48, and an aggregate market value of $10,214,034.	10,000,000	10,000,000
National Bank of Canada
Repurchase Agreement dated 06/30/22 at 1.570%, due on 07/07/22 with a maturity value of $2,400,733; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.375%, maturity dates ranging from 07/31/22 - 08/15/51, and an aggregate market value of $2,451,367.	2,400,000	2,400,000
Repurchase Agreement dated 06/30/22 at 1.700%, due on 07/07/22 with a maturity value of $2,000,661; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.000%, maturity dates ranging from 11/03/22 - 02/15/51, and various Common Stock with an aggregate market value of $2,205,614.	2,000,000	2,000,000
Natwest Markets Securities, Inc. Repurchase Agreement dated 06/30/22 at 1.480%, due on 07/01/22 with a maturity value of $11,836,354; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 07/05/22 - 11/15/49, and an aggregate market value of $12,073,082.	11,835,868	11,835,868
NBC Global Finance, Ltd. Repurchase Agreement dated 06/30/22 at 1.735%, due on 07/07/22 with a maturity value of $1,000,337; collateralized by various Common Stock with an aggregate market value of $1,111,781.	1,000,000	1,000,000
Societe Generale
Repurchase Agreement dated 06/30/22 at 1.500%, due on 07/01/22 with a maturity value of $1,500,063; collateralized by U.S. Treasury Obligations with rates ranging from 0.375% - 3.000%, maturity dates ranging from 10/31/22 - 08/15/48, and an aggregate market value of $1,530,574.	1,500,000	1,500,000
Repurchase Agreement dated 06/30/22 at 1.500%, due on 07/01/22 with a maturity value of $400,017; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 01/31/23 - 02/15/32, and an aggregate market value of $408,153.	400,000	400,000
Repurchase Agreement dated 06/30/22 at 1.660%, due on 07/01/22 with a maturity value of $7,000,314; collateralized by various Common Stock with an aggregate market value of $7,780,513.	7,000,000	7,000,000

See accompanying notes to financial statements.

BHFTI-27

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2022

Securities Lending Reinvestments (l)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 06/30/22 at 1.620%, due on 07/01/22 with a maturity value of $2,200,100; collateralized by various Common Stock with an aggregate market value of $2,445,019.	2,200,000	$2,200,000
Repurchase Agreement dated 06/30/22 at 1.670%, due on 07/07/22 with a maturity value of $800,260; collateralized by various Common Stock with an aggregate market value of $889,461.	800,000	800,000

		42,135,868

Time Deposit—0.3%
First Abu Dhabi Bank USA NV 1.570%, 07/01/22	2,000,000	2,000,000

Mutual Funds—0.2%
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 1.390% (m)	1,800,000	1,800,000

Total Securities Lending Reinvestments (Cost $69,935,868)		69,935,356

Total Investments—107.0% (Cost $1,016,239,735)		893,631,562
Unfunded Loan Commitments—(0.1)% (Cost $(860,917))		(860,917)
Net Investments—106.9% (Cost $1,015,378,818)		892,770,645
Other assets and liabilities (net)—(6.9)%		(57,871,066)

Net Assets—100.0%		$834,899,579

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2022, the market value of restricted securities was $9,648,334, which is 1.2% of net assets. See details shown in the Restricted Securities table that follows.
(a)	All or a portion of the security was held on loan. As of June 30, 2022, the market value of securities loaned was $99,798,125 and the collateral received consisted of cash in the amount of $69,935,782 and non-cash collateral with a value of $34,500,403. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(b)	Variable or floating rate security. The stated rate represents the rate at June 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(d)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(e)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(f)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(g)	Security was valued in good faith under procedures approved by the Board of Trustees. As of June 30, 2022, these securities represent less than 0.05% of net assets.
(h)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(i)	This loan will settle after June 30, 2022, at which time the interest rate will be determined.
(j)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(k)	Non-income producing security.
(l)	Represents investment of cash collateral received from securities on loan as of June 30, 2022.
(m)	The rate shown represents the annualized seven-day yield as of June 30, 2022.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2022, the market value of 144A securities was $554,073,327, which is 66.4% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, 07/15/26	07/09/19-06/25/21	$3,454,000	$3,610,967	$3,169,494
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.000%, 06/01/29	05/05/21-04/04/22	2,918,000	2,801,383	2,118,969
Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.750%, 07/15/27	01/06/20-01/12/21	1,624,000	1,770,298	1,374,456
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.625%, 06/01/28	05/05/21-10/01/21	2,382,000	2,386,442	1,964,441
Envision Healthcare Corp., 5.416%, 10/10/25	09/28/18-09/18/19	1,123,824	1,046,420	392,335
Tibco Software, Inc., 8.916%, 03/03/28	02/14/20-05/21/20	637,000	629,731	628,639

				$9,648,334

See accompanying notes to financial statements.

BHFTI-28

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2022

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	923,000	ANZ	09/21/22	USD	978,789	$(6,148)
EUR	174,667	HSBC	09/21/22	USD	184,518	(457)
EUR	201,676	RBC	09/21/22	USD	212,629	(106)
EUR	87,100	SCB	09/21/22	USD	92,910	(1,126)
GBP	115,899	RBC	09/21/22	USD	141,916	(621)

Contracts to Deliver
EUR	21,000	BOM	09/21/22	USD	22,085	(44)
EUR	80,000	NWM	09/21/22	USD	84,351	49
EUR	77,000	NWM	09/21/22	USD	81,474	332
EUR	868,000	SCB	09/21/22	USD	911,157	(3,526)
EUR	17,172,000	TDB	09/21/22	USD	18,439,048	343,501
GBP	3,176,000	CIBC	09/21/22	USD	3,982,976	111,047
GBP	4,000	RBC	09/21/22	USD	4,819	(58)

Net Unrealized Appreciation						$442,843

Futures Contracts

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Euro-BTP Futures	09/08/22	(2)	EUR	(246,240)	$(7,170)
U.S. Treasury Long Bond Futures	09/21/22	(2)	USD	(277,250)	1,210
U.S. Treasury Note 10 Year Futures	09/21/22	(32)	USD	(3,793,000)	31,102
U.S. Treasury Ultra Long Bond Futures	09/21/22	(38)	USD	(5,865,063)	97,776

Net Unrealized Appreciation					$122,918

Swap Agreements

OTC Credit Default Swaps on Corporate Issues—Sell Protection (a)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2022(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ADLER Real Estate AG 2.125%, due 02/06/24	5.000%	Quarterly	12/20/26	CBNA	29.691%	EUR	10,000	$(3,345)	$220	$(3,565)
CMA CGM S.A 7.500%, due 01/15/26	5.000%	Quarterly	06/20/27	BBP	6.078%	EUR	5,870	(264)	183	(447)
CMA CGM S.A 7.500%, due 01/15/26	5.000%	Quarterly	06/20/27	CSI	6.078%	EUR	32,372	(1,457)	1,097	(2,554)
CMA CGM S.A 7.500%, due 01/15/26	5.000%	Quarterly	06/20/27	JPMC	6.078%	EUR	8,650	(389)	312	(701)
CMA CGM S.A 7.500%, due 01/15/26	5.000%	Quarterly	06/20/27	JPMC	6.078%	EUR	30,578	(1,376)	1,121	(2,497)
CMA CGM S.A 7.500%, due 01/15/26	5.000%	Quarterly	06/20/27	JPMC	6.078%	EUR	32,530	(1,465)	1,193	(2,658)
CMA CGM S.A. 7.500%, due 01/15/26	5.000%	Quarterly	06/20/26	BBP	5.446%	EUR	10,000	(158)	749	(907)
CMA CGM S.A. 6.500%, due 07/15/22	5.000%	Quarterly	06/20/26	CSI	5.446%	EUR	10,000	(158)	417	(575)
CMA CGM S.A. 7.500%, due 01/15/26	5.000%	Quarterly	12/20/26	JPMC	5.803%	EUR	70,000	(2,179)	2,774	(4,953)

See accompanying notes to financial statements.

BHFTI-29

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2022

OTC Credit Default Swaps on Corporate Issues—Sell Protection (a)—(Continued)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2022(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CMA CGM S.A. 7.500%, due 01/15/26	5.000%	Quarterly	06/20/27	CSI	6.078%	EUR	110,000	$(4,952)	$5,019	$(9,971)
Casino Guichard Perrachon SA 4.048%, due 08/05/26	5.000%	Quarterly	06/20/23	JPMC	22.269%	EUR	50,000	(7,585)	(4,384)	(3,201)
Century Link, Inc. 6.150%, due 09/15/19	1.000%	Quarterly	12/20/23	BBP	3.051%	USD	348,000	(10,106)	(7,867)	(2,239)
Century Link, Inc. 6.150%, due 09/15/19	1.000%	Quarterly	06/20/25	BBP	4.403%	USD	225,000	(20,261)	(41,969)	21,708
Faurecia SE 3.125%, due 06/15/26	5.000%	Quarterly	06/20/25	JPMC	4.705%	EUR	30,000	252	1,385	(1,133)
Intrum AB 3.125% due 07/15/24	5.000%	Quarterly	12/20/26	CSI	6.256%	EUR	100,000	(4,794)	7,290	(12,084)
Jaguar Land Rover Automotive plc 2.200%, due 01/15/24	5.000%	Quarterly	12/20/26	BBP	9.877%	EUR	25,380	(4,166)	995	(5,161)
Jaguar Land Rover Automotive plc 2.200%, due 01/15/24	5.000%	Quarterly	12/20/26	CSI	9.877%	EUR	24,671	(4,050)	1,023	(5,073)
K&S AG 3.250%, due 07/18/24	5.000%	Quarterly	12/20/26	JPMC	3.088%	EUR	60,000	4,856	4,841	15
Ladbrokes Group Finance plc 5.125%, due 09/08/23	1.000%	Quarterly	06/20/27	JPMC	4.817%	EUR	110,000	(19,463)	(19,463)	—
Ladbrokes Group Finance plc 5.125%, due 09/08/23	1.000%	Quarterly	06/20/27	JPMC	4.817%	EUR	30,000	(5,019)	(3,318)	(1,701)
Novafives SAS 5.000%, due 06/15/25	5.000%	Quarterly	06/20/23	CBNA	17.945%	EUR	40,000	(4,709)	(2,718)	(1,991)
Rolls Royce plc 2.125%, due 06/18/21	1.000%	Quarterly	06/20/25	CBNA	3.803%	EUR	10,755	(879)	(1,133)	254
Virgin Media Finance plc 3.750%, due 7/15/30	5.000%	Quarterly	12/20/25	JPMC	4.271%	EUR	30,000	722	2,851	(2,129)

Totals								$(90,945)	$(49,382)	$(41,563)

(a)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

Glossary of Abbreviations

Counterparties

(ANZ)—	Australia & New Zealand Banking Corp.
(BBP)—	Barclays Bank plc
(BOM)—	Bank of Montreal
(CBNA)—	Citibank N.A.
(CIBC)—	Canadian Imperial Bank of Commerce
(CSI)—	Credit Suisse International
(HSBC)—	HSBC Bank plc
(JPMC)—	JPMorgan Chase Bank N.A.
(NWM)—	NatWest Markets plc
(RBC)—	Royal Bank of Canada
(SCB)—	Standard Chartered Bank
(TDB)—	Toronto Dominion Bank

Currencies

(EUR)—	Euro
(GBP)—	British Pound
(USD)—	United States Dollar

See accompanying notes to financial statements.

BHFTI-30

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2022

Glossary of Abbreviations—(Continued)

Index Abbreviations

(EURIBOR)—	Euro InterBank Offered Rate
(FEDEFF PRV)—	Effective Federal Funds Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(PRIME)—	U.S. Federal Reserve Prime Rate
(SOFR)—	Secured Overnight Financing Rate
(TSFR)—	Term Secured Financing Rate
(UKG)—	U.K. Government Bond

Other Abbreviations

(ICE)—	Intercontinental Exchange, Inc.
(DAC)—	Designated Activity Company
(REIT)—	Real Estate Investment Trust

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Advertising	$—	$9,384,103	$—	$9,384,103
Aerospace/Defense	—	23,366,080	—	23,366,080
Agriculture	—	941,038	—	941,038
Airlines	—	15,540,521	—	15,540,521
Apparel	—	1,316,561	—	1,316,561
Auto Manufacturers	—	10,947,163	—	10,947,163
Auto Parts & Equipment	—	13,421,448	—	13,421,448
Banks	—	7,354,020	—	7,354,020
Biotechnology	—	272,890	—	272,890
Building Materials	—	5,664,567	—	5,664,567
Chemicals	—	17,265,484	—	17,265,484
Commercial Services	—	36,424,881	—	36,424,881
Computers	—	7,136,312	—	7,136,312
Cosmetics/Personal Care	—	126,614	—	126,614
Distribution/Wholesale	—	765,348	—	765,348
Diversified Financial Services	—	17,182,600	—	17,182,600
Electric	—	10,854,979	—	10,854,979
Electrical Components & Equipment	—	2,173,833	—	2,173,833
Electronics	—	5,254,457	—	5,254,457
Energy-Alternate Sources	—	167,016	—	167,016
Engineering & Construction	—	1,564,189	—	1,564,189
Entertainment	—	33,963,228	—	33,963,228
Environmental Control	—	6,565,268	—	6,565,268
Food	—	16,702,881	—	16,702,881
Food Service	—	2,106,488	—	2,106,488
Hand/Machine Tools	—	83,864	—	83,864
Healthcare-Products	—	6,448,769	—	6,448,769
Healthcare-Services	—	31,883,736	—	31,883,736
Home Builders	—	5,062,555	—	5,062,555
Home Furnishings	—	866,102	—	866,102

See accompanying notes to financial statements.

BHFTI-31

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2022

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Household Products/Wares	$—	$887,368	$—	$887,368
Housewares	—	1,816,173	—	1,816,173
Insurance	—	15,243,796	—	15,243,796
Internet	—	15,391,336	—	15,391,336
Investment Companies	—	3,059,978	—	3,059,978
Iron/Steel	—	6,470,843	—	6,470,843
Leisure Time	—	13,929,974	—	13,929,974
Lodging	—	5,287,247	—	5,287,247
Machinery-Construction & Mining	—	3,417,195	—	3,417,195
Machinery-Diversified	—	7,547,008	—	7,547,008
Media	—	48,943,947	—	48,943,947
Metal Fabricate/Hardware	—	1,869,296	—	1,869,296
Mining	—	13,252,517	—	13,252,517
Miscellaneous Manufacturing	—	1,296,718	—	1,296,718
Office/Business Equipment	—	89,780	—	89,780
Oil & Gas	—	47,698,725	—	47,698,725
Oil & Gas Services	—	2,667,226	—	2,667,226
Packaging & Containers	—	19,339,105	—	19,339,105
Pharmaceuticals	—	11,506,832	—	11,506,832
Pipelines	—	45,027,807	—	45,027,807
Real Estate	—	3,770,724	0	3,770,724
Real Estate Investment Trusts	—	12,789,210	—	12,789,210
Retail	—	23,654,544	—	23,654,544
Semiconductors	—	4,627,838	—	4,627,838
Software	—	26,695,115	—	26,695,115
Telecommunications	—	61,713,515	—	61,713,515
Toys/Games/Hobbies	—	1,595,025	—	1,595,025
Transportation	—	1,079,928	—	1,079,928
Trucking & Leasing	—	914,815	—	914,815
Water	—	190,749	—	190,749
Total Corporate Bonds & Notes	—	692,581,329	0	692,581,329
Total Floating Rate Loans (Less Unfunded Loan Commitments of $860,917)*	—	96,280,733	—	96,280,733
Total Common Stocks*	10,345,925	—	—	10,345,925
Total Convertible Bonds*	—	4,432,576	—	4,432,576
Total Escrow Shares*	—	8,916	—	8,916
Total Short-Term Investment*	—	19,185,810	—	19,185,810
Securities Lending Reinvestments
Certificates of Deposit	—	16,998,914	—	16,998,914
Commercial Paper	—	7,000,574	—	7,000,574
Repurchase Agreements	—	42,135,868	—	42,135,868
Time Deposit	—	2,000,000	—	2,000,000
Mutual Funds	1,800,000	—	—	1,800,000
Total Securities Lending Reinvestments	1,800,000	68,135,356	—	69,935,356
Total Net Investments	$12,145,925	$880,624,720	$0	$892,770,645

Collateral for Securities Loaned (Liability)	$—	$(69,935,782)	$—	$(69,935,782)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$454,929	$—	$454,929
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(12,086)	—	(12,086)
Total Forward Contracts	$—	$442,843	$—	$442,843
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$130,088	$—	$—	$130,088
Futures Contracts (Unrealized Depreciation)	(7,170)	—	—	(7,170)
Total Futures Contracts	$122,918	$—	$—	$122,918

See accompanying notes to financial statements.

BHFTI-32

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2022

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$5,830	$—	$5,830
OTC Swap Contracts at Value (Liabilities)	—	(96,775)	—	(96,775)
Total OTC Swap Contracts	$—	$(90,945)	$—	$(90,945)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2022 is not presented.

See accompanying notes to financial statements.

BHFTI-33

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Statement of Assets and Liabilities

June 30, 2022

Assets
Investments at value (a) (b) (c)	$892,770,645
Cash	122,187
Cash denominated in foreign currencies (d)	93,278
Cash collateral (e)	472,200
OTC swap contracts at market value (f)	5,830
Unrealized appreciation on forward foreign currency exchange contracts	454,929
Receivable for:
Investments sold	9,323,680
OTC swap contract	19,427
Fund shares sold	272,386
Dividends and interest	12,642,434
Interest on OTC swap contracts	1,715

Total Assets	916,178,711
Liabilities
OTC swap contracts at market value (g)	96,775
Unrealized depreciation on forward foreign currency exchange contracts	12,086
Collateral for securities loaned	69,935,782
Payables for:
Investments purchased	9,770,015
Fund shares redeemed	273,310
Variation margin on futures contracts	115,248
Accrued Expenses:
Management fees	412,718
Distribution and service fees	111,948
Deferred trustees’ fees	167,434
Other expenses	383,816

Total Liabilities	81,279,132

Net Assets	$834,899,579

Net Assets Consist of:
Paid in surplus	$956,819,250
Distributable earnings (Accumulated losses)	(121,919,671)

Net Assets	$834,899,579

Net Assets
Class A	$310,679,563
Class B	524,220,016
Capital Shares Outstanding*
Class A	46,776,339
Class B	80,228,176
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$6.64
Class B	6.53

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,015,378,818.
(b)	Includes securities loaned at value of $99,798,125.
(c)	Investments at value is net of unfunded loan commitments of $860,917.
(d)	Identified cost of cash denominated in foreign currencies was $92,937.
(e)	Includes collateral of $312,200 for futures contracts and $160,000 for OTC swap contracts.
(f)	Net premium paid on OTC swap contracts was $9,077.
(g)	Net premium received on OTC swap contracts was $58,459.

Statement of Operations

Six Months Ended June 30, 2022

Investment Income
Dividends (a)	$363,333
Interest	24,604,941
Securities lending income	140,617

Total investment income	25,108,891
Expenses
Management fees	2,775,055
Administration fees	26,921
Custodian and accounting fees	142,113
Distribution and service fees—Class B	716,829
Audit and tax services	41,125
Legal	20,427
Shareholder reporting	16,541
Insurance	3,226
Miscellaneous (b)	5,025

Total expenses	3,747,262
Less management fee waiver	(107,282)

Net expenses	3,639,980

Net Investment Income	21,468,911

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on :
Investments	(7,655,140)
Purchased options	277,586
Futures contracts	1,816,425
Written options	(15,014)
Swap contracts	1,064
Foreign currency transactions	31,909
Forward foreign currency transactions	1,604,443

Net realized gain (loss)	(3,938,727)

Net change in unrealized appreciation (depreciation) on:
Investments	(148,197,222)
Purchased options	5,556
Futures contracts	124,268
Written options	(4,784)
Swap contracts	(112,259)
Foreign currency transactions	(8,944)
Forward foreign currency transactions	703,332

Net change in unrealized appreciation (depreciation)	(147,490,053)

Net realized and unrealized gain (loss)	(151,428,780)

Net Increase (Decrease) in Net Assets From Operations	$(129,959,869)

(a)	Net of foreign withholding taxes of $2,274.
(b)	Includes $19,894 in Trustees’ fees and expenses and $21,639 in deferred Trustee compensation losses.

See accompanying notes to financial statements.

BHFTI-34

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$21,468,911	$39,895,606
Net realized gain (loss)	(3,938,727)	26,187,996
Net change in unrealized appreciation (depreciation)	(147,490,053)	(17,948,143)

Increase (decrease) in net assets from operations	(129,959,869)	48,135,459

From Distributions to Shareholders
Class A	(17,105,840)	(16,217,597)
Class B	(28,103,675)	(21,336,484)

Total distributions	(45,209,515)	(37,554,081)

Increase (decrease) in net assets from capital share transactions	5,897,021	159,950,991

Total increase (decrease) in net assets	(169,272,363)	170,532,369

Net Assets
Beginning of period	1,004,171,942	833,639,573

End of period	$834,899,579	$1,004,171,942

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2022		Year Ended December 31, 2021
	Shares	Value	Shares	Value
Class A
Sales	556,469	$4,255,196	2,566,853	$20,670,733
Reinvestments	2,519,270	17,105,840	2,047,676	16,217,597
Redemptions	(4,829,461)	(36,652,978)	(4,336,907)	(34,825,560)

Net increase (decrease)	(1,753,722)	$(15,291,942)	277,622	$2,062,770

Class B
Sales	4,541,656	$34,363,359	23,484,871	$185,875,955
Reinvestments	4,207,137	28,103,675	2,735,447	21,336,484
Redemptions	(5,595,015)	(41,278,071)	(6,250,560)	(49,324,218)

Net increase (decrease)	3,153,778	$21,188,963	19,969,758	$157,888,221

Increase (decrease) derived from capital shares transactions		$5,897,021		$159,950,991

See accompanying notes to financial statements.

BHFTI-35

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2022		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$8.08		$7.98	$7.84	$7.25	$7.84	$7.68

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.18		0.36	0.38	0.41	0.42	0.43
Net realized and unrealized gain (loss)	(1.24)		0.08	0.19	0.65	(0.61)	0.18

Total income (loss) from investment operations	(1.06)		0.44	0.57	1.06	(0.19)	0.61

Less Distributions
Distributions from net investment income	(0.38)		(0.34)	(0.43)	(0.47)	(0.40)	(0.45)

Total distributions	(0.38)		(0.34)	(0.43)	(0.47)	(0.40)	(0.45)

Net Asset Value, End of Period	$6.64		$8.08	$7.98	$7.84	$7.25	$7.84

Total Return (%) (b)	(13.17	)(c)	5.54	7.76	15.05	(2.58)	8.07

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.66	(d)	0.66	0.68	0.68	0.69	0.67
Gross ratio of expenses to average net assets excluding interest expense (%)	0.66	(d)	0.66	0.68	0.68	0.68	0.67
Net ratio of expenses to average net assets (%) (e)	0.63	(d)	0.64	0.66	0.68	0.69	0.67
Net ratio of expenses to average net assets excluding interest expense (%) (e)	0.63	(d)	0.64	0.66	0.68	0.68	0.67
Ratio of net investment income (loss) to average net assets (%)	4.79	(d)	4.42	5.09	5.31	5.43	5.47
Portfolio turnover rate (%)	23	(c)	48	85	79	72	76
Net assets, end of period (in millions)	$310.7		$392.0	$385.0	$384.5	$385.5	$438.5

	Class B
	Six Months Ended June 30, 2022		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$7.94		$7.86	$7.73	$7.15	$7.74	$7.59

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.17		0.33	0.36	0.38	0.39	0.40
Net realized and unrealized gain (loss)	(1.21)		0.07	0.18	0.66	(0.60)	0.18

Total income (loss) from investment operations	(1.04)		0.40	0.54	1.04	(0.21)	0.58

Less Distributions
Distributions from net investment income	(0.37)		(0.32)	(0.41)	(0.46)	(0.38)	(0.43)

Total distributions	(0.37)		(0.32)	(0.41)	(0.46)	(0.38)	(0.43)

Net Asset Value, End of Period	$6.53		$7.94	$7.86	$7.73	$7.15	$7.74

Total Return (%) (b)	(13.25	)(c)	5.18	7.51	14.85	(2.87)	7.76

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.91	(d)	0.91	0.93	0.93	0.94	0.92
Gross ratio of expenses to average net assets excluding interest expense (%)	0.91	(d)	0.91	0.93	0.93	0.93	0.92
Net ratio of expenses to average net assets (%) (e)	0.88	(d)	0.89	0.91	0.93	0.94	0.92
Net ratio of expenses to average net assets excluding interest expense (%) (e)	0.88	(d)	0.89	0.91	0.93	0.93	0.92
Ratio of net investment income (loss) to average net assets (%)	4.55	(d)	4.17	4.83	5.06	5.19	5.22
Portfolio turnover rate (%)	23	(c)	48	85	79	72	76
Net assets, end of period (in millions)	$524.2		$612.2	$448.7	$344.7	$250.9	$260.2

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).

See accompanying notes to financial statements.

BHFTI-36

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Notes to Financial Statements—June 30, 2022

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-four series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is BlackRock High Yield Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A and B shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2022 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946- Financial Services- Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from third-party pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage- and asset-backed securities are generally valued based upon evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded

BHFTI-37

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued in reference to similar instruments traded on active markets are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded OTC are generally valued based upon interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including, but not limited to, the overnight index swap rate, London Interbank Offered Rate (“LIBOR”) forward rate or other interest rates, yield curves or credit spreads to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

BHFTI-38

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

In December 2020, the Securities and Exchange Commission adopted Rule 2a-5, Good Faith Determinations of Fair Value, under the 1940 Act, which is intended to address valuation practices and the role of the board of directors with respect to the fair value of the investments of a registered investment company. Among other things, Rule 2a-5 will permit the Portfolio’s Board to designate the Portfolio’s primary investment adviser to perform the Portfolio’s fair value determinations, which will be subject to the Board’s oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the investment adviser’s fair value determinations. Compliance with Rule 2a-5 will be required beginning in September 2022. The Portfolio’s valuation policies and related practices may be impacted as the Portfolio comes into compliance with Rule 2a-5.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed. As of June 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure.

High-Yield Debt Securities - The Portfolio may invest in high-yield debt securities, or “junk bonds,” which are securities that are rated below “investment grade” or, if not rated, are of equivalent quality. A portfolio with high-yield debt securities generally will be exposed to greater market risk and credit risk than a portfolio that invests only in investment grade debt securities because issuers of high-yield debt securities are generally less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for more highly rated debt securities. As a result, the Portfolio’s subadviser may find it more difficult to value or sell lower-rated debt securities and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio.

Floating Rate Loans - The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. The purchase of assignments will typically result in the Portfolio having a direct contractual relationship with the borrower, and the Portfolio may enforce compliance by the borrower with the terms of the loan agreement. The Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation or assignment.

The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments, it acquires direct rights against the borrower of the loan. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing.

BHFTI-39

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

The Portfolio will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Unfunded Loan Commitments - The Portfolio may enter into certain credit agreements, all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the Schedule of Investments. As of June 30, 2022, the Portfolio had open unfunded loan commitments of $860,917. At June 30, 2022, the Portfolio had sufficient cash and/or securities to cover these commitments.

Collateralized Obligations - The Portfolio may invest in collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), other collateralized debt obligations (“CDOs”), and other similarly structured securities. CDOs, CBOs and CLOs are types of asset-backed securities. A CBO is a trust that is backed by a diversified pool of high risk, below investment grade fixed-income securities. The collateral can be from many types of fixed-income securities such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically collateralized by a pool of loans that may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties.

For CDOs, CBOs and CLOs, the cash flow from the trust is split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is typically the “equity” or “first loss” tranche, which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Senior tranches are paid from the cash flows from the underlying assets before the junior tranches and equity tranches. Losses are first borne by the equity tranches, next by the junior tranches, and finally by the senior tranches. The risks of an investment in a CBO, CLO or other CDO depend largely on the quality and type of the collateral securities and the class of the instrument in which a Portfolio invests. If some debt instruments go into default and the cash collected by the CBO, CLO or CDO is insufficient to pay all of its investors, those in the lowest, most junior tranches suffer losses first. Since they are partially protected from defaults, senior tranches typically have higher ratings and lower potential yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, more senior tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class.

Mortgage-Related and Other Asset-Backed Securities - The Portfolio may invest in mortgage-related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by or payable from, mortgage loans on real property or other receivables. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

In one type of SMBS, one class receives all of the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security until maturity. These adjustments are netted against payments received for the IOs and the net amount is included in interest income on the Statement of Operations of the Portfolio. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage-related and other asset-backed securities held by the Portfolio are included in the Portfolio’s Schedule of Investments.

The Portfolio may invest a significant portion of its assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in

BHFTI-40

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2022, the Portfolio had direct investments in repurchase agreements with a gross value of $19,185,810. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $42,135,868. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2022.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur, any interest earned, and any dividends declared during the term of the loan, would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio generally receives cash, U.S. Government securities, letters of credit, or other collateral deemed appropriate by the Adviser. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, including repurchase agreements with respect to equity securities, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. The value of the securities on loan may change each business day. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2022 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2022 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2022.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.

	Remaining Contractual Maturity of the Agreements As of June 30, 2022
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(1,605,398)	$—	$—	$—	$(1,605,398)
Corporate Bonds & Notes	(68,330,384)	—	—	—	(68,330,384)
Total Borrowings	$(69,935,782)	$—	$—	$—	$(69,935,782)
Gross amount of recognized liabilities for securities lending transactions					$(69,935,782)

3. Investments in Derivative Instruments

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed-upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange

BHFTI-41

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

rates at the dates of entry into the contracts and the forward foreign exchange rates at the valuation date, is included in the Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Portfolio may also experience losses even when such contracts are used for hedging purposes. The Portfolio’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Futures Contracts - The Portfolio may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Statement of Operations. When the contract is closed or expires, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. If futures contracts are exchange-traded, the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default. For OTC futures, the Portfolio’s ability to terminate the positions may be more limited than in the case of exchange-traded positions and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

Options Contracts - An option contract purchased by the Portfolio gives the Portfolio the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by the Portfolio give the holder the right to buy the underlying instrument from the Portfolio at a fixed exercise price; put options written by the Portfolio give the holder the right to sell the underlying instrument to the Portfolio at a fixed exercise price.

The Portfolio may use options to hedge against changes in values of securities the Portfolio owns or expects to purchase, to maintain investment exposure to a target asset class or to enhance return. Writing puts or buying calls tend to increase the Portfolio’s exposure to the underlying instrument and writing calls or buying puts tends to decrease the Portfolio’s exposure to the underlying instrument, and can be used to hedge other Portfolio investments. For options used to hedge the Portfolio’s investments, the potential risk to the Portfolio is that the change in value of options contracts may not correspond perfectly to the change in value of the hedged instruments. The Portfolio also bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Portfolio may not be able to enter into a closing transaction due to an illiquid market. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of purchased options is typically the premium initially paid for the option plus any unrealized gains.

The main risk associated with purchasing an option is that the option expires without being exercised. In this case, the option is worthless when it expires and the premium paid for the option is considered a realized loss. The risk associated with writing a call option is that the Portfolio may forgo the opportunity for a profit if the market value of the underlying instrument increases and the option is exercised, requiring the Portfolio to sell the underlying instrument at a price below its market value. When the Portfolio writes a call option on a security it does not own, its exposure on such an option is theoretically unlimited. The risk in writing a put option is that the Portfolio may incur a loss if the market value of the underlying instrument decreases and the option is exercised, requiring the Portfolio to purchase the underlying instrument at a price above its market value. In addition, the Portfolio risks not being able to enter into a closing transaction for the written option as the result of an illiquid market for the option.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium

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originally paid for the put option. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid for the call option.

The premium received by the Portfolio for a written option is recorded as an asset and an equivalent liability. The liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires without being exercised or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Portfolio realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received by the Portfolio is offset against the amount paid for the purchase of the underlying instrument.

An Option on Exchange-Traded Futures Contract (“Futures Option”) is an option contract in which the underlying instrument is a single futures contract.

Swap Agreements - The Portfolio may enter into swap agreements in which the Portfolio and a counterparty agree to either make periodic net payments on a specified notional amount or net payment upon termination. Swap agreements are either privately negotiated in the OTC market (“OTC swaps”) or executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The Portfolio may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash may be paid or received, as applicable, by the Portfolio as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Portfolio as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is reflected on the Statement of Assets and Liabilities.

Centrally Cleared Swaps: Clearinghouses currently offer clearing derivative transactions which include interest rate and credit derivatives. In a cleared derivative transaction, a Portfolio typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Portfolio’s exposure to the credit risk of the original counterparty. The Portfolio typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Portfolio would be required to post in an uncleared derivative transaction.

Swap agreements are marked-to-market daily. The fair value of an OTC swap is reflected on the Statement of Assets and Liabilities. The changes in value, if any, are reflected as a component of net change in unrealized appreciation/depreciation on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities and as a component of unrealized appreciation/depreciation on the Statement of Operations. Upfront payments paid or received upon entering into the swap agreement compensate for differences between the stated terms of the swap agreement and prevailing market conditions (such as credit spreads, currency exchange rates, interest rates, and other relevant factors). Upon termination or maturity of the swap, upfront premiums are recorded as realized gains or losses on the Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit, and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Portfolio may enter into swap transactions with counterparties in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to cover the Portfolio’s exposure to the counterparty. Counterparty risk related to centrally cleared swaps is mitigated due to the protection against defaults provided by the exchange on which these contracts trade.

Credit Default Swaps: The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers, or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed. Credit default swaps involve one party making a stream of payments (referred to as the buyer of protection) to another party (referred to as the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index. A credit event is defined under the terms of each swap agreement and may include, but is

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not limited to, underlying entity default, bankruptcy, write-down, principal shortfall or interest shortfall. As the seller of protection, if an underlying credit event occurs, the Portfolio will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation (or underlying securities comprising the referenced index), or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation (or underlying securities comprising the referenced index). In return, the Portfolio would receive from the counterparty an upfront or periodic stream of payments throughout the life of the credit default swap agreement provided that no credit event has occurred. As the seller of protection, the Portfolio will effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the credit default swap.

The Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio. This would involve the risk that the investment may be worthless when it expires and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk, whereby the seller may fail to satisfy its payment obligations to the Portfolio in the event of a default. As the buyer of protection, if an underlying credit event occurs, the Portfolio will either receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation (or underlying securities comprising the referenced index), or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation (or underlying securities comprising the referenced index). If no credit event occurs and the Portfolio is a buyer of protection, the Portfolio will typically recover nothing under the credit default swap agreement, but it will have had to pay the required upfront payment or stream of continuing payments under the credit default swap agreement. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted obligation.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. An index credit default swap references all the names in the index, and if there is a credit event involving an entity in the index, the credit event is settled based on that entity’s weight in the index. A Portfolio may use credit default swaps on credit indices as a hedge for credit default swaps or bonds held in the portfolio, which is less expensive than it would be to buy many individual credit default swaps to achieve similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and may be used to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on a credit index or corporate or sovereign issuer, serve as some indication of the status of the payment/performance risk and the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity or index also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Wider credit spreads generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the particular swap agreement. When no implied credit spread is available for a credit default swap, the current unrealized appreciation/depreciation on the position may be used as an indicator of the current status of the payment/performance risk.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2022, for which the Portfolio is the seller of protection, are disclosed in the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2022 by category of risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Unrealized appreciation on futures contracts (a) (b)	$130,088	Unrealized depreciation on futures contracts (a) (b)	$7,170
Credit	OTC swap contracts at market value (c)	5,830	OTC swap contracts at market value (c)	96,775
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	454,929	Unrealized depreciation on forward foreign currency exchange contracts	12,086

Total		$590,847		$116,031

(a)	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
(b)	Financial instrument not subject to a master netting agreement.
(c)	Excludes OTC swap interest receivable of $1,715.

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The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.

The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 4), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2022.

Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Canadian Imperial Bank of Commerce	$111,047	$—	$—	$111,047
JPMorgan Chase Bank N.A.	5,830	(5,830)	—	—
NatWest Markets plc	381	—	—	381
Toronto Dominion Bank	343,501	—	—	343,501

	$460,759	$(5,830)	$—	$454,929

The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2022.

Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Australia & New Zealand Banking Corp.	$6,148	$—	$—	$6,148
Bank of Montreal	44	—	—	44
Barclays Bank plc	34,955	—	(30,000)	4,955
Citibank N.A.	8,933	—	(8,933)	—
Credit Suisse International	15,411	—	(10,000)	5,411
HSBC Bank plc	457	—	—	457
JPMorgan Chase Bank N.A.	37,476	(5,830)	(10,000)	21,646
Royal Bank of Canada	785	—	—	785
Standard Chartered Bank	4,652	—	—	4,652

	$108,861	$(5,830)	$(58,933)	$44,098

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2022:

Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Credit	Equity	Foreign Exchange	Total
Purchased options	$—	$—	$277,586	$—	$277,586
Forward foreign currency transactions	—	—	—	1,604,443	1,604,443
Swap contracts	—	1,064	—	—	1,064
Futures contracts	1,639,821	—	176,604	—	1,816,425
Written options	—	—	(15,014)	—	(15,014)

	$1,639,821	$1,064	$439,176	$1,604,443	$3,684,504

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Credit	Equity	Foreign Exchange	Total
Purchased options	$—	$—	$5,556	$—	$5,556
Forward foreign currency transactions	—	—	—	703,332	703,332
Swap contracts	—	(112,259)	—	—	(112,259)
Futures contracts	124,268	—	—	—	124,268
Written options	—	—	(4,784)	—	(4,784)

	$124,268	$(112,259)	$772	$703,332	$716,113

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For the six months ended June 30, 2022, the average notional par or face amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Purchased options	$20,758
Forward foreign currency transactions	27,775,039
Futures contracts long	4,775,094
Futures contracts short	(7,662,539)
Swap contracts	981,833
Written options	(18,362)

‡	Averages are based on activity levels during the period for which the amounts are outstanding.

4. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the COVID-19 pandemic. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The COVID-19 pandemic has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this pandemic, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. At this time, it is still not possible to estimate the severity or duration of the COVID-19 pandemic, including the severity, duration and frequency of any additional “waves” or emerging variants of COVID-19. It is also still not possible to estimate the duration or frequency of the utilization of any therapeutic treatments and vaccines for COVID-19 or variants thereof. It is likewise still not possible to predict or estimate the longer-term effects of the COVID-19 pandemic, or any actions taken to contain or address the pandemic, on the Portfolios, the financial markets, and economy at large. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

In late February 2022, Russian military forces invaded Ukraine, significantly amplifying already existing geopolitical tensions among Russia, Ukraine, Europe, NATO, and the West. Russia’s invasion, the responses of countries and political bodies to Russia’s actions, and the potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities such as oil and natural gas. Following Russia’s actions, various countries, including the U.S., Canada, the United Kingdom, Germany, and France, as well as the European Union, issued broad-ranging economic sanctions against Russia. Sanctions threatened or imposed by these jurisdictions, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or the Portfolio. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Portfolio. Sanctions, or the threat of new or modified sanctions, could impair the ability of the Portfolio to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Portfolio, even if the Portfolio does not have direct exposure to securities of Russian issuers.

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Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (e.g., futures contracts and exchange-traded options), while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options).

For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar master agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Portfolio the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to such counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency, which is segregated at a broker account registered with the Commodities Futures Trading Commission, or the applicable regulator. In a cleared derivative transaction, the Portfolio’s counterparty is a clearinghouse rather than a bank or broker. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

Foreign Investment Risk: The investments by the Portfolio in foreign securities, whether direct or indirect, involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation, unexpected market closures or other political, social or economic developments, such as the imposition of economic sanctions against one or more countries, organizations, entities and/or individuals, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

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BlackRock High Yield Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, which is the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In 2017, the UK Financial Conduct Authority (FCA) announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. dollar LIBOR and the Sterling Overnight Interbank Average Rate for GBP LIBOR). Various financial industry groups have been planning for the transition away from LIBOR and markets are developing in response to these new rates, but there are concerns around liquidity of the new rates and obstacles to converting certain securities and transactions to new rates. Neither the effect of the transition process nor its ultimate success can yet be known. The transition away from and eventual elimination of LIBOR may adversely affect the interest rates on, and liquidity and value of, certain assets and liabilities of the Portfolio that are tied to LIBOR. These may include bank loans, floating rate securities, structured securities (including asset-backed and mortgage-backed securities), other debt securities, derivatives, and financing transactions tied to LIBOR, particularly insofar as the documentation governing such instruments does not include “fall back” provisions addressing the transition from LIBOR. The effect of any changes to, or discontinuation of, LIBOR on the Portfolio will vary depending on, among other things (1) existing fallback or termination provisions in individual contracts and (2) the extent to which industry participants adopt new reference rates and fallbacks for both legacy and new products and instruments. The Subadviser may have discretion to determine a successor or substitute reference rate, including any price or other adjustments to account for differences between the successor or substitute reference rate and previous rate. Such successor or substitute reference rate and any adjustments selected may negatively impact the Portfolio’s investments, performance or financial condition, and may expose the Portfolio to additional tax, accounting and regulatory risks. The transition away from LIBOR may affect the value, liquidity or return on certain Portfolio investments and may result in costs incurred in connection with closing out positions and entering into new trades, adversely impacting the Portfolio’s overall financial condition or results of operations. It is difficult to predict the full impact of the transition away from LIBOR and the adoption of alternative reference rates on the Portfolio.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2022 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$206,612,771	$0	$218,427,382

The Portfolio engaged in security transactions with other accounts managed by BlackRock Financial Management, Inc., the subadviser to the Portfolio, that amounted to $389,552 in sales of investments, which are included above, and resulted in net realized gains of $16,552.

6. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the annual rate of 0.600% of average daily net assets. Fees earned by Brighthouse Investment Advisers with respect to the Portfolio for the six months ended June 30, 2022 were $2,775,055.

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. BlackRock Financial Management, Inc. (the “Subadviser”) is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

BHFTI-48

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

Management Fee Waiver - Pursuant to a management fee waiver agreement, the Adviser has agreed, for the period effective April 29, 2022 to April 30, 2023, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.050%	Over $500 Million

An identical agreement was in place for the period April 30, 2021 to April 29, 2022. Amounts waived six months ended June 30, 2022 are shown as a management fee waiver in the Statement of Operations.

The Subadviser has agreed to waive the subadvisory fee it receives in an amount equal to any advisory fee it also receives due to the Portfolio’s investment in any investment company, unit investment trust or other collective investment fund, registered or nonregistered, for which the Subadviser or any of its affiliates serves as investment adviser. The Adviser has agreed to waive a portion of the management fee related to the Subadviser’s waiving of its subadvisory fee on funds where the Subadviser or any of its affiliates serves as investment adviser. No fees were waived during the six months ended June 30, 2022.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2022 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. During the six months ended June 30, 2022, deferred compensation losses exceeded accrued Trustees’ fees and expenses. As such, changes in the value of participants’ deferral accounts in excess of the Trustees’ fees and expenses are reflected as a component of Miscellaneous expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

BHFTI-49

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

8. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2022 was as follows:

Cost basis of investments	$1,016,462,749

Gross unrealized appreciation	5,958,528
Gross unrealized (depreciation)	(128,356,194)

Net unrealized appreciation (depreciation)	$(122,397,666)

The tax character of distributions paid for the years ended December 31, 2021 and 2020 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2021	2020	2021	2020	2021	2020
$37,554,081	$39,292,808	$—	$—	$37,554,081	$39,292,808

As of December 31, 2021, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation (Depreciation)	Accumulated Capital Losses	Total
$44,894,999	$—	$21,719,173	$(13,174,652)	$53,439,520

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2021, the Portfolio had accumulated long-term capital losses of $13,174,652.

During the year ended December 31, 2021, the Portfolio utilized accumulated short-term capital losses $5,561,494 and accumulated long-term capital losses of $16,943,504.

9. Recent Accounting Pronouncement

In January 2021, the FASB issued Accounting Standards Update No. 2021-01 (“ASU 2021-01”), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, as regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective through December 31, 2022, for all entities. The expedients and exceptions provided by the amendments do not apply to contract modifications and hedging relationships entered into or evaluated after December 31, 2022, except for hedging transactions as of December 31, 2022, that an entity has elected certain optional expedients for and that are retained through the end of the hedging relationship. Management expects that the adoption of the guidance will not have a material impact on the Portfolio’s financial statements.

BHFTI-50

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Brighthouse Funds Trust I and Shareholders of the BlackRock High Yield Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the BlackRock High Yield Portfolio (the “Fund”) (one of the funds constituting the Brighthouse Funds Trust I), as of June 30, 2022, the related statement of operations for the six months then ended, the statements of changes in net assets for the six months then ended and the year ended December 31, 2021, the financial highlights for the six months then ended and each of the five years in the period ended December 31, 2021, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the BlackRock High Yield Portfolio as of June 30, 2022, and the results of its operations for the six months then ended, the changes in its net assets for the six months then ended and the year ended December 31, 2021, and the financial highlights for the six months then ended and each of the five years in the period ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2022, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

August 25, 2022

We have served as the auditor of one or more Brighthouse investment companies since 1983.

BHFTI-51

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

For the period April 1, 2021 through March 31, 2022, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-52

Brighthouse Funds Trust I

Brighthouse Asset Allocation 100 Portfolio

Managed by Brighthouse Investment Advisers, LLC

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2022, the Class A and B shares of the Brighthouse Asset Allocation 100 Portfolio returned -22.30% and -22.42%, respectively. The Portfolio’s benchmark, the Dow Jones Aggressive Portfolio Index¹, returned -19.72%.

MARKET ENVIRONMENT / CONDITIONS

The threat of an economic downturn permeated global markets in the first six months of 2022, and panicked investors dragged down the Standard & Poor’s (“S&P”) 500 Index to its worst first half of the year since 1970. The fallout experienced by equities extended into fixed income markets as persistent inflationary pressures pushed the Bloomberg U.S. Aggregate Bond Index to a rare double-digit loss over the six-month period. Market resiliency was tested on several fronts. Food and energy costs have soared since the beginning of the year, and price levels have risen significantly as strong consumer demand for goods competed against a scarcity of supply. These dynamics spurred the U.S. Federal Reserve (the “Fed”) to raise interest rates swiftly and decisively to slow inflation. Globally, geopolitical tensions escalated over the Russia-Ukraine conflict and kept market volatility levels elevated for the period. As the economic picture appeared bleak, talks of a potential recession emerged from several market observers.

Consumers faced a relentless barrage of price increases in the period. In June, the headline Consumer Price Index (“CPI”) recorded its largest 12-month increase of 9.1% since November 1981. Within the CPI the sting of energy’s massive price run-up was no doubt felt in the pockets of consumers. Looking back over the last 12 months ended June 2022, the gasoline index rose nearly 60%. While the market’s view of U.S. breakeven inflation (the difference between nominal and real yields) expectations eased in the second quarter after steadily climbing in the first quarter, the Fed remained firmly committed to controlling inflationary pressures as CPI data showed no sign of slowing down. At its Federal Open Markets Committee (“FOMC”) meeting in March, the Fed began its campaign to ratchet up rates and initiated a 0.25% increase to the Fed Funds rate. The Fed followed up with more aggressive rate hikes and implemented a 0.50% and a 0.75% increase in May and June, respectively.

The unemployment rate trended downward in the first quarter and then leveled off to end the second quarter at 3.6%. Tightness in labor markets supported non-farm payroll gains, with an estimated 2.8 million jobs added in the six-month span ended June 30, 2022. While the total number of employed has steadily increased since the second quarter of 2020, the economy still operated with approximately a half million less workers on the payrolls prior to the start of the COVID-19 crisis. Despite an improved jobs picture, economic growth slid as first quarter real gross domestic product (“GDP”) decreased 1.6% on an annualized basis, breaking a string of six straight quarterly gains.

As the outlook continued to diminish throughout the period, equity prices tumbled. In the U.S, the S&P 500 Index lost 19.96% in the period. Growth investors absorbed the brunt of the price declines as the Russell 1000 Growth Index fell 28.07%. Comparatively, the Russell 1000 Value Index reported a negative 12.86% return as investor sentiment favored value-oriented stocks in an inflationary environment. Outside the U.S., markets were not spared with the MSCI EAFE Index, a proxy for international stocks, sliding 19.57%. Emerging Market equities, as measured by the MSCI Emerging Markets Index, modestly outperformed developed markets, and delivered a negative 17.63% return during the period.

For much of the period, global bond markets spiraled downward as central bank policies took aim to stave off mounting inflation. In the U.S., the Fed raised its projected 2023 median Fed Funds Rate from 2.8% to 3.8%. Further, the Fed revised its projected median 2022 core personal consumption expenditures inflation forecast from 4.1% to 4.3% at its June FOMC meeting. The European Central Bank followed a similar course and raised its 2022 inflation forecast from 5.1% in March to 6.8% in June. The Bank of England pressed on with rate hikes and raised its base interest rate to 1.25%, marking its fifth hike since December 2021. A steep rise of 1.46% in the 10-year U.S. Treasury rate over the period roiled bond index returns. The Bloomberg U.S. Aggregate Bond Index fell 10.35%. Markets outside the U.S. performed poorly as well. The FTSE World Government Bond Index (“WGBI”) ex-U.S. returned a negative 18.74% to finish the first six months of 2022.

PORTFOLIO REVIEW / PERIOD-END POSITIONING

The Brighthouse Asset Allocation 100 Portfolio invests in underlying portfolios of the Brighthouse Funds Trust I and the Brighthouse Funds Trust II to maintain a broad asset allocation of approximately 100% to equities, although some residual cash is expected to be held by the underlying portfolios.

Over the six-month period, the Portfolio underperformed the Dow Jones Aggressive Portfolio Index. Performance weakness within the underlying domestic equity and non-U.S. equity portfolios contributed to the underperformance.

The underlying domestic equity portfolios detracted from performance for the period. Large cap, mid cap and small cap equities all underperformed. In large cap, the MFS Value Portfolio underperformed its benchmark by 0.4%. An underweight position to the Energy sector, the only positive sector in the benchmark over the period, was the largest detractor to relative results. Negative security selection in the Materials sector further pressured returns. The Loomis Sayles Growth Portfolio fell short by 0.9% versus its benchmark. Relative results were negatively impacted by weak security selection in the Information Technology (“IT”) sector and an overweight to the Communication Services sector. The T. Rowe Price Large Cap Growth Portfolio lagged its benchmark by 9.1%. Poor security selection in the Consumer Discretionary, Communication Services, and IT sectors drove the portfolio’s underperformance. An overweight to the Communication Services sector and avoiding the Consumer Staples sector further hurt

BHFTI-1

Brighthouse Funds Trust I

Brighthouse Asset Allocation 100 Portfolio

Managed by Brighthouse Investment Advisers, LLC

Portfolio Manager Commentary*—(Continued)

results. Across mid cap, the Morgan Stanley Discovery Portfolio underperformed its benchmark by 25.8%. Negative security selection accounted for the majority of relative underperformance. Weak selection in the IT sector was the primary detractor, followed by Consumer Discretionary sector. An overweight to the Communication Services sector and avoiding the Energy sector further depressed results. The Frontier Mid Cap Growth Portfolio lagged its benchmark by 0.5%. Results were negatively impacted by an underweight to the Energy and Consumer Staples sectors and weak selection in the Health Care and IT sectors. Within small cap equities, the Invesco Small Cap Growth Portfolio struggled in the period and fell 8.3% against its benchmark. Negative selection was most severe in the Health Care and Industrials sectors while weak selection within the IT and Materials sectors were notable detractors to the portfolio. The Neuberger Berman Genesis Portfolio underperformed its benchmark by 4.9%. Allocation impacts drove the relative underperformance. An underweight position to the Energy sector and an overweight position in the IT sector were the primary detractors to results.

The non-U.S. equity portfolios detracted from performance over the period. The Baillie Gifford International Stock Portfolio lagged its benchmark by 11.5%. At the sector level, security selection fared the worst in the Industrials, Consumer Discretionary, and Communication Services sectors. An overweight to the IT sector and avoiding the Energy sector over the period dampened returns. The Brighthouse/Artisan International Portfolio underperformed its benchmark by 5.8%. Negative security selection in the Financials and Materials sectors weighed on relative results. Over the period, exposure to Russia’s largest bank, Sberbank and metals and mining company, Norilsk Nickel, were major detractors as sanctions materially impacted prices. The VanEck Global Natural Resources Portfolio fell behind its benchmark by 16.7%. Exposure to renewable and alternative energy was a significant detractor to results. An overweight to base and industrial metals and an underweight to oil and gas further depressed relative results. On a positive note, the Brighthouse/Dimensional International Small Company Portfolio outperformed its benchmark by 2.5%. The portfolio’s greater allocation to value stocks through its systematic process of excluding stocks with the lowest profitability and the highest relative price, contributed positively to relative performance. Performance was further aided by the exclusion of stocks deemed to require high capital investment to sustain profitability. In emerging markets, the Brighthouse/abdrn Emerging Markets Equity Portfolio underperformed its benchmark by 6.2%. Negative security selection in the Energy sector was the primary detractor followed by weak selection in the Financials and Consumer Discretionary sectors. At the country level, the largest performance detractors were China, Russia, and the Netherlands.

Investment Committee

Brighthouse Investment Advisers, LLC

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the advisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The Dow Jones Aggressive Portfolio Index is a member of the Dow Jones Relative Risk Index Series and is designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent an investor’s desired risk profile. The aggressive portfolio allocates 100% to equities.

BHFTI-2

Brighthouse Funds Trust I

Brighthouse Asset Allocation 100 Portfolio

A $10,000 INVESTMENT COMPARED TO THE DOW JONES AGGRESSIVE PORTFOLIO INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2022

	6 Month	1 Year	5 Year	10 Year
Brighthouse Asset Allocation 100 Portfolio
Class A	-22.30	-19.23	6.97	9.56
Class B	-22.42	-19.39	6.72	9.30
Dow Jones Aggressive Portfolio Index	-19.72	-16.56	7.19	9.61

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2022

Top Holdings

% of Net Assets
MFS Value Portfolio(Class A)	6.7
T. Rowe Price Large Cap Value Portfolio(Class A)	6.1
Invesco Comstock Portfolio(Class A)	6.0
Loomis Sayles Growth Portfolio(Class A)	6.0
Harris Oakmark International Portfolio(Class A)	5.8
Brighthouse/Wellington Core Equity Opportunities Portfolio(Class A)	5.3
T. Rowe Price Large Cap Growth Portfolio(Class A)	5.3
Brighthouse/Dimensional International Small Company Portfolio(Class A)	5.1
Jennison Growth Portfolio(Class A)	5.0
Baillie Gifford International Stock Portfolio(Class A)	4.3

Asset Allocation

% of Net Assets
U.S. Large Cap Equities	47.8
International Developed Market Equities	22.7
U.S. Small Cap Equities	12.5
Emerging Market Equities	5.1
U.S. Mid Cap Equities	4.5
Global Equities	4.4
Real Estate Equities	3.0

BHFTI-3

Brighthouse Funds Trust I

Brighthouse Asset Allocation 100 Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2022 through June 30, 2022.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Brighthouse Asset Allocation 100 Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period** January 1, 2022 to June 30, 2022
Class A (a)	Actual	0.73%	$1,000.00	$777.00	$3.22
	Hypothetical*	0.73%	$1,000.00	$1,021.18	$3.66

Class B (a)	Actual	0.98%	$1,000.00	$775.80	$4.31
	Hypothetical*	0.98%	$1,000.00	$1,019.94	$4.91

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio reflects the expenses of both the Portfolio and the Underlying Portfolios in which it invests.

BHFTI-4

Brighthouse Funds Trust I

Brighthouse Asset Allocation 100 Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Allspring Mid Cap Value Portfolio (Class A) (a)	1,455,682	$16,114,399
Baillie Gifford International Stock Portfolio (Class A) (b)	7,488,383	65,673,120
BlackRock Capital Appreciation Portfolio (Class A) (b)	2,040,923	53,717,106
Brighthouse Small Cap Value Portfolio (Class A) (a)	3,644,522	47,706,795
Brighthouse/abrdn Emerging Markets Equity Portfolio (Class A) (a)	4,976,334	42,696,946
Brighthouse/Artisan International Portfolio (Class A) (a)	7,538,638	64,530,744
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	57,341	11,840,417
Brighthouse/Dimensional International Small Company Portfolio (Class A) (b)	8,680,751	77,692,725
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	2,885,832	81,265,034
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	5,173,996	59,138,771
CBRE Global Real Estate Portfolio (Class A) (a)	4,625,029	45,834,034
Frontier Mid Cap Growth Portfolio (Class A) (b)	705,035	14,312,218
Harris Oakmark International Portfolio (Class A) (a)	8,144,058	87,792,944
Invesco Comstock Portfolio (Class A) (a)	7,107,956	91,763,709
Invesco Global Equity Portfolio (Class A) (a)	1,947,815	36,735,785
Invesco Small Cap Growth Portfolio (Class A) (a)	3,639,722	25,441,654
Jennison Growth Portfolio (Class A) (b)	7,874,758	76,306,402
JPMorgan Small Cap Value Portfolio (Class A) (a)	3,079,274	32,332,373
Loomis Sayles Growth Portfolio (Class A) (a)	8,574,068	91,142,344
Loomis Sayles Small Cap Growth Portfolio (Class A) (b)	4,742,994	41,548,624

Affiliated Investment Companies—(Continued)
MFS Research International Portfolio (Class A) (a)	4,827,610	51,558,877
MFS Value Portfolio (Class A) (b)	7,403,604	101,873,592
Morgan Stanley Discovery Portfolio (Class A) (a)	1,349,211	6,287,324
Neuberger Berman Genesis Portfolio (Class A) (b)	1,096,000	18,467,608
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a)	3,779,062	35,220,860
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)	5,452,304	81,075,763
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	3,414,062	92,828,345
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	1,449,905	11,584,741
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	1,689,081	26,755,047
VanEck Global Natural Resources Portfolio (Class A) (b)	2,565,627	29,889,560
Victory Sycamore Mid Cap Value Portfolio (Class A) (a)	428,235	7,896,655

Total Mutual Funds (Cost $1,841,262,691)		1,527,024,516

Total Investments—100.0% (Cost $1,841,262,691)		1,527,024,516
Other assets and liabilities (net)—0.0%		(552,030)

Net Assets—100.0%		$1,526,472,486

(a)	A Portfolio of Brighthouse Funds Trust I. (See Note 6 of the Notes to Financial Statements for a summary of transactions in the securities of affiliated issuers.)
(b)	A Portfolio of Brighthouse Funds Trust II. (See Note 6 of the Notes to Financial Statements for a summary of transactions in the securities of affiliated issuers.)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$1,527,024,516	$—	$—	$1,527,024,516
Total Investments	$1,527,024,516	$—	$—	$1,527,024,516

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

Brighthouse Asset Allocation 100 Portfolio

Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets
Affiliated investments at value (a)	$1,527,024,516
Receivable for:
Affiliated investments sold	151,281
Fund shares sold	423,247

Total Assets	1,527,599,044
Liabilities
Payables for:
Affiliated investments purchased	40,225
Fund shares redeemed	534,303
Accrued Expenses:
Management fees	95,745
Distribution and service fees	192,270
Deferred trustees’ fees	201,347
Other expenses	62,668

Total Liabilities	1,126,558

Net Assets	$1,526,472,486

Net Assets Consist of:
Paid in surplus	$1,551,974,516
Distributable earnings (Accumulated losses)	(25,502,030)

Net Assets	$1,526,472,486

Net Assets
Class A	$622,655,838
Class B	903,816,648
Capital Shares Outstanding*
Class A	62,371,998
Class B	91,019,789
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$9.98
Class B	9.93

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of affiliated investments was $1,841,262,691.

Statement of Operations

Six Months Ended June 30, 2022 (Unaudited)

Investment Income
Dividends from Affiliated Underlying Portfolios	$20,474,949

Total investment income	20,474,949
Expenses
Management fees	626,417
Administration fees	15,001
Custodian and accounting fees	13,673
Distribution and service fees—Class B	1,305,447
Audit and tax services	15,874
Legal	20,427
Miscellaneous (a)	1,902

Total expenses	1,998,741

Net Investment Income	18,476,208

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on :
Affiliated investments	22,443,126
Capital gain distributions from affiliated investments	251,886,261

Net realized gain (loss)	274,329,387

Net change in unrealized depreciation on affiliated investments	(740,352,681)

Net realized and unrealized gain (loss)	(466,023,294)

Net Increase (Decrease) in Net Assets From Operations	$(447,547,086)

(a)	Includes $19,894 in Trustees’ fees and expenses and $21,639 in deferred Trustee compensation losses.

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

Brighthouse Asset Allocation 100 Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$18,476,208	$14,036,470
Net realized gain (loss)	274,329,387	155,320,415
Net change in unrealized appreciation (depreciation)	(740,352,681)	159,968,118

Increase (decrease) in net assets from operations	(447,547,086)	329,325,003

From Distributions to Shareholders
Class A	(70,016,904)	(70,294,881)
Class B	(99,463,437)	(101,698,683)

Total distributions	(169,480,341)	(171,993,564)

Increase (decrease) in net assets from capital share transactions	108,878,952	6,646,047

Total increase (decrease) in net assets	(508,148,475)	163,977,486

Net Assets
Beginning of period	2,034,620,961	1,870,643,475

End of period	$1,526,472,486	$2,034,620,961

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Value	Shares	Value
Class A
Sales	413,997	$5,210,746	953,644	$13,497,324
Reinvestments	6,946,121	70,016,904	5,093,832	70,294,881
Redemptions	(2,278,383)	(28,877,517)	(4,425,739)	(63,139,695)

Net increase (decrease)	5,081,735	$46,350,133	1,621,737	$20,652,510

Class B
Sales	1,673,671	$21,162,188	3,864,158	$54,690,325
Reinvestments	9,916,594	99,463,437	7,407,042	101,698,683
Redemptions	(4,609,806)	(58,096,806)	(12,053,765)	(170,395,471)

Net increase (decrease)	6,980,459	$62,528,819	(782,565)	$(14,006,463)

Increase (decrease) derived from capital shares transactions		$108,878,952		$6,646,047

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

Brighthouse Asset Allocation 100 Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$14.45		$13.36	$12.82	$11.45	$13.32	$11.62

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.14		0.12	0.17	0.15	0.17	0.15
Net realized and unrealized gain (loss)	(3.35)		2.27	1.86	2.85	(1.38)	2.45

Total income (loss) from investment operations	(3.21)		2.39	2.03	3.00	(1.21)	2.60

Less Distributions
Distributions from net investment income	(0.20)		(0.20)	(0.17)	(0.24)	(0.17)	(0.19)
Distributions from net realized capital gains	(1.06)		(1.10)	(1.32)	(1.39)	(0.49)	(0.71)

Total distributions	(1.26)		(1.30)	(1.49)	(1.63)	(0.66)	(0.90)

Net Asset Value, End of Period	$9.98		$14.45	$13.36	$12.82	$11.45	$13.32

Total Return (%) (b)	(22.30	)(c)	18.34	19.23	27.79	(9.80)	23.21

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.08	(e)	0.08	0.09	0.09	0.08	0.08
Ratio of net investment income (loss) to average net assets (%) (f)	1.08	(e)(g)	0.85	1.44	1.21	1.26	1.18
Portfolio turnover rate (%)	6	(c)	9	13	13	12	8
Net assets, end of period (in millions)	$622.7		$828.1	$743.9	$667.5	$563.0	$672.4

	Class B
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$14.36		$13.28	$12.75	$11.39	$13.26	$11.57

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.12		0.08	0.14	0.12	0.13	0.11
Net realized and unrealized gain (loss)	(3.33)		2.27	1.85	2.83	(1.37)	2.45

Total income (loss) from investment operations	(3.21)		2.35	1.99	2.95	(1.24)	2.56

Less Distributions
Distributions from net investment income	(0.16)		(0.17)	(0.14)	(0.20)	(0.14)	(0.16)
Distributions from net realized capital gains	(1.06)		(1.10)	(1.32)	(1.39)	(0.49)	(0.71)

Total distributions	(1.22)		(1.27)	(1.46)	(1.59)	(0.63)	(0.87)

Net Asset Value, End of Period	$9.93		$14.36	$13.28	$12.75	$11.39	$13.26

Total Return (%) (b)	(22.42	)(c)	18.13	18.91	27.48	(10.06)	22.93

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.33	(e)	0.33	0.34	0.34	0.33	0.33
Ratio of net investment income (loss) to average net assets (%) (f)	0.82	(e)(g)	0.60	1.22	0.96	1.01	0.93
Portfolio turnover rate (%)	6	(c)	9	13	13	12	8
Net assets, end of period (in millions)	$903.8		$1,206.5	$1,126.8	$1,045.6	$915.7	$1,136.1

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Asset Allocation Portfolio invests.
(e)	Computed on an annualized basis.
(f)	Recognition of net investment income by the Asset Allocation Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.
(g)	The income earned by the Asset Allocation Portfolio through the investments in Underlying Portfolios is not annualized.

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

Brighthouse Asset Allocation 100 Portfolio

Notes to Financial Statements—June 30, 2022 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-four series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is Brighthouse Asset Allocation 100 Portfolio (the “Asset Allocation Portfolio”), which is diversified. The Asset Allocation Portfolio operates under a “fund of funds” structure, investing substantially all of its assets in other Portfolios advised by Brighthouse Investment Advisers (each, an “Underlying Portfolio,” and, collectively, the “Underlying Portfolios”). Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Asset Allocation Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A and B shares are currently offered by the Asset Allocation Portfolio. Shares of each Class of the Asset Allocation Portfolio represent an equal pro rata interest in the Asset Allocation Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Asset Allocation Portfolio, and certain Asset Allocation Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Asset Allocation Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2022 through the date the financial statements were issued.

The Asset Allocation Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Asset Allocation Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Asset Allocation Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Asset Allocation Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Asset Allocation Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.

Investments in the Underlying Portfolios are valued at their closing daily NAV on the valuation date. Investments in the Underlying Portfolios are categorized as Level 1 within the fair value hierarchy. For information about the use of fair value pricing by the Underlying Portfolios, please refer to the prospectuses of the Underlying Portfolios.

In December 2020, the Securities and Exchange Commission adopted Rule 2a-5 Good Faith Determinations of Fair Value, under the 1940 Act, which is intended to address valuation practices and the role of the board of directors with respect to the fair value of the investments of a registered investment company. Among other things, Rule 2a-5 will permit the Portfolio’s Board to designate the Portfolio’s primary investment adviser to perform the Portfolio’s fair value determinations, which will be subject to the Board’s oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the investment adviser’s fair value determinations. Compliance with Rule 2a-5 will be required beginning in September 2022. The Portfolio’s valuation policies and related practices may be impacted as the Portfolio comes into compliance with Rule 2a-5.

Investment Transactions and Related Investment Income - The Asset Allocation Portfolio’s security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Capital gains distributions received from the Underlying Portfolios are recorded as net realized gain in the Statement of Operations.

Dividends and Distributions to Shareholders - The Asset Allocation Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and

BHFTI-9

Brighthouse Funds Trust I

Brighthouse Asset Allocation 100 Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Asset Allocation Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Asset Allocation Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Asset Allocation Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed. As of June 30, 2022, the Asset Allocation Portfolio had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure.

3. Certain Risks

In the normal course of business, the Underlying Portfolios invest in securities and enter into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Underlying Portfolios may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Underlying Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the COVID-19 pandemic. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The COVID-19 pandemic has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this pandemic, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. At this time, it is still not possible to estimate the severity or duration of the COVID-19 pandemic, including the severity, duration and frequency of any additional “waves” or emerging variants of COVID-19. It is also still not possible to estimate the duration or frequency of the utilization of any therapeutic treatments and vaccines for COVID-19 or variants thereof. It is likewise still not possible to predict or estimate the longer-term effects of the COVID-19 pandemic, or any actions taken to contain or address the pandemic, on the Portfolios, the financial markets, and economy at large. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

In late February 2022, Russian military forces invaded Ukraine, significantly amplifying already existing geopolitical tensions among Russia, Ukraine, Europe, NATO, and the West. Russia’s invasion, the responses of countries and political bodies to Russia’s actions, and the potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities such as oil and natural gas. Following Russia’s actions, various countries, including the U.S., Canada, the United Kingdom, Germany, and France, as well as the European Union, issued broad-ranging economic sanctions against Russia. Sanctions threatened or imposed by these jurisdictions, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or the Portfolio. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Portfolio. Sanctions, or the threat of new or modified sanctions, could impair the ability of the Portfolio to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Portfolio, even if the Portfolio does not have direct exposure to securities of Russian issuers.

BHFTI-10

Brighthouse Funds Trust I

Brighthouse Asset Allocation 100 Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

Credit and Counterparty Risk: The Underlying Portfolios may be exposed to counterparty risk, or the risk that an entity with which the Underlying Portfolios have unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Underlying Portfolios to credit and counterparty risk consist principally of cash due from counterparties and investments. The Underlying Portfolios manage counterparty risk by entering into agreements only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of their trading partners, (ii) monitoring and/or limiting the amount of their net exposure to each individual counterparty based on the adviser’s assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Underlying Portfolios restrict their exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom the Underlying Portfolios undertake a significant volume of transactions. Master Agreements govern the terms of certain transactions and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

The Asset Allocation Portfolio’s prospectus includes a discussion of the principal risks of investing in the Asset Allocation Portfolio and in the Underlying Portfolios in which it invests.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of shares of the Underlying Portfolios by the Asset Allocation Portfolio, for the six months ended June 30, 2022 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$317,090,341	$0	$107,436,397

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Asset Allocation Portfolio.The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Asset Allocation Portfolio. For providing investment management services to the Asset Allocation Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2022	% per annum	Average Daily Net Assets
$626,417	0.100%	First $500 million
	0.075%	$500 million to $1 billion
	0.050%	Over $1 billion

In addition to the above management fee paid to the Adviser, the Asset Allocation Portfolio indirectly pays Brighthouse Investment Advisers a management fee through its investments in the Underlying Portfolios.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable

BHFTI-11

Brighthouse Funds Trust I

Brighthouse Asset Allocation 100 Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2022 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. During the six months ended June 30, 2022, deferred compensation losses exceeded accrued Trustees’ fees and expenses. As such, changes in the value of participants’ deferral accounts in excess of the Trustees’ fees and expenses are reflected as a component of Miscellaneous expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Transactions in Securities of Affiliated Issuers

The Asset Allocation Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Asset Allocation Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolios’ net assets. Transactions in the Underlying Portfolios for the six months ended June 30, 2022 were as follows:

Security Description	Market Value December 31, 2021	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2022
Allspring Mid Cap Value Portfolio (Class A)	$21,173,756	$3,239,788	$(2,649,039)	$64,937	$(5,715,043)	$16,114,399
Baillie Gifford International Stock Portfolio (Class A)	85,123,828	13,775,877	(17,019)	(752)	(33,208,814)	65,673,120
BlackRock Capital Appreciation Portfolio (Class A)	77,174,468	18,644,001	—	—	(42,101,363)	53,717,106
Brighthouse Small Cap Value Portfolio (Class A)	62,686,310	9,287,394	(5,421,263)	1,250,861	(20,096,507)	47,706,795
Brighthouse/abrdn Emerging Markets Equity Portfolio (Class A)	50,850,238	10,964,063	(116,062)	(2,137)	(18,999,156)	42,696,946
Brighthouse/Artisan International Portfolio (Class A)	85,018,597	12,895,281	(105,473)	23,200	(33,300,861)	64,530,744
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	15,683,688	1,968,712	(1,659,082)	192,594	(4,345,495)	11,840,417
Brighthouse/Dimensional International Small Company Portfolio (Class A)	101,620,883	11,320,366	(2,516,296)	(671,404)	(32,060,824)	77,692,725
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	106,750,896	16,666,995	(14,408,047)	3,573,930	(31,318,740)	81,265,034
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	78,720,241	14,190,062	(3,523,921)	827,910	(31,075,521)	59,138,771
CBRE Global Real Estate Portfolio (Class A)	64,277,903	6,878,516	(4,749,641)	562,316	(21,135,060)	45,834,034
Frontier Mid Cap Growth Portfolio (Class A)	20,141,006	5,251,623	(1,426)	(3)	(11,078,982)	14,312,218
Harris Oakmark International Portfolio (Class A)	109,975,614	7,616,865	(1,669,040)	(307,218)	(27,823,277)	87,792,944
Invesco Comstock Portfolio (Class A)	120,662,022	15,960,333	(21,613,079)	5,941,624	(29,187,191)	91,763,709
Invesco Global Equity Portfolio (Class A)	50,966,249	7,797,824	(42,349)	12,523	(21,998,462)	36,735,785
Invesco Small Cap Growth Portfolio (Class A)	34,845,063	13,331,025	—	—	(22,734,434)	25,441,654
Jennison Growth Portfolio (Class A)	110,500,792	27,894,524	—	—	(62,088,914)	76,306,402
JPMorgan Small Cap Value Portfolio (Class A)	42,264,093	12,182,892	(2,844,213)	286,637	(19,557,036)	32,332,373
Loomis Sayles Growth Portfolio (Class A)	128,682,806	9,083,419	(525,036)	142,786	(46,241,631)	91,142,344
Loomis Sayles Small Cap Growth Portfolio (Class A)	55,305,269	12,599,145	(28,789)	(135)	(26,326,866)	41,548,624
MFS Research International Portfolio (Class A)	66,231,647	4,874,443	(1,233,189)	144,844	(18,458,868)	51,558,877
MFS Value Portfolio (Class A)	131,615,032	17,357,162	(13,249,543)	1,792,938	(35,641,997)	101,873,592
Morgan Stanley Discovery Portfolio (Class A)	8,463,431	6,945,473	(41,480)	(6,113)	(9,073,987)	6,287,324
Neuberger Berman Genesis Portfolio (Class A)	24,037,798	3,398,167	(252,070)	74,977	(8,791,264)	18,467,608
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	42,670,697	991,178	(345,656)	3,008	(8,098,367)	35,220,860
T. Rowe Price Large Cap Growth Portfolio (Class A)	116,752,143	27,959,221	—	—	(63,635,601)	81,075,763
T. Rowe Price Large Cap Value Portfolio (Class A)	120,447,192	13,936,583	(16,804,990)	3,488,224	(28,238,664)	92,828,345
T. Rowe Price Mid Cap Growth Portfolio (Class A)	15,544,579	2,135,140	(21,264)	(3,736)	(6,069,978)	11,584,741
T. Rowe Price Small Cap Growth Portfolio (Class A)	35,880,346	5,850,208	(5,036)	369	(14,970,840)	26,755,047
VanEck Global Natural Resources Portfolio (Class A)	40,703,240	941,257	(11,987,630)	4,724,654	(4,491,961)	29,889,560
Victory Sycamore Mid Cap Value Portfolio (Class A)	10,510,300	1,152,804	(1,605,764)	326,292	(2,486,977)	7,896,655

	$2,035,280,127	$317,090,341	$(107,436,397)	$22,443,126	$(740,352,681)	$1,527,024,516

BHFTI-12

Brighthouse Funds Trust I

Brighthouse Asset Allocation 100 Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at June 30, 2022
Allspring Mid Cap Value Portfolio (Class A)	$3,124,083	$115,706	1,455,682
Baillie Gifford International Stock Portfolio (Class A)	6,337,413	814,715	7,488,383
BlackRock Capital Appreciation Portfolio (Class A)	15,999,308	—	2,040,923
Brighthouse Small Cap Value Portfolio (Class A)	8,824,656	462,738	3,644,522
Brighthouse/abrdn Emerging Markets Equity Portfolio (Class A)	6,412,853	457,162	4,976,334
Brighthouse/Artisan International Portfolio (Class A)	11,975,815	693,017	7,538,638
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	1,846,480	122,231	57,341
Brighthouse/Dimensional International Small Company Portfolio (Class A)	9,101,126	2,219,240	8,680,751
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	15,414,495	1,252,500	2,885,832
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	13,720,610	469,452	5,173,996
CBRE Global Real Estate Portfolio (Class A)	4,712,549	2,165,968	4,625,029
Frontier Mid Cap Growth Portfolio (Class A)	4,644,600	—	705,035
Harris Oakmark International Portfolio (Class A)	5,021,458	2,274,292	8,144,058
Invesco Comstock Portfolio (Class A)	13,873,121	2,087,212	7,107,956
Invesco Global Equity Portfolio (Class A)	5,738,342	—	1,947,815
Invesco Small Cap Growth Portfolio (Class A)	8,717,477	—	3,639,722
Jennison Growth Portfolio (Class A)	20,377,118	—	7,874,758
JPMorgan Small Cap Value Portfolio (Class A)	11,768,615	414,277	3,079,274
Loomis Sayles Growth Portfolio (Class A)	8,967,655	—	8,574,068
Loomis Sayles Small Cap Growth Portfolio (Class A)	10,021,731	—	4,742,994
MFS Research International Portfolio (Class A)	3,731,637	1,142,787	4,827,610
MFS Value Portfolio (Class A)	15,490,402	1,866,760	7,403,604
Morgan Stanley Discovery Portfolio (Class A)	3,149,641	—	1,349,211
Neuberger Berman Genesis Portfolio (Class A)	3,393,791	—	1,096,000
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	—	932,474	3,779,062
T. Rowe Price Large Cap Growth Portfolio (Class A)	18,933,060	—	5,452,304
T. Rowe Price Large Cap Value Portfolio (Class A)	12,114,197	1,822,386	3,414,062
T. Rowe Price Mid Cap Growth Portfolio (Class A)	2,123,609	—	1,449,905
T. Rowe Price Small Cap Growth Portfolio (Class A)	5,357,042	63,293	1,689,081
VanEck Global Natural Resources Portfolio (Class A)	—	939,313	2,565,627
Victory Sycamore Mid Cap Value Portfolio (Class A)	993,377	159,426	428,235

	$251,886,261	$20,474,949

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2022 was as follows:

Cost basis of investments	$1,844,737,244

Gross unrealized appreciation	7,489,011
Gross unrealized (depreciation)	(325,201,739)

Net unrealized appreciation (depreciation)	$(317,712,728)

The tax character of distributions paid for the years ended December 31, 2021 and 2020 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2021	2020	2021	2020	2021	2020
$23,909,838	$20,285,917	$148,083,726	$171,356,630	$171,993,564	$191,642,547

BHFTI-13

Brighthouse Funds Trust I

Brighthouse Asset Allocation 100 Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

As of December 31, 2021, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation (Depreciation)	Accumulated Capital Losses	Total
$23,917,786	$145,192,484	$422,639,953	$—	$591,750,223

The Asset Allocation Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2021, the Asset Allocation Portfolio had no accumulated capital losses.

BHFTI-14

Brighthouse Funds Trust I

Brighthouse Asset Allocation 100 Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

For the period April 1, 2021 through March 31, 2022, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-15

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Managed by Brighthouse Investment Advisers, LLC and Pacific Investment Management Company LLC

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2022, the Class B shares of the Brighthouse Balanced Plus Portfolio returned -18.86%. The Portfolio’s benchmark, the Dow Jones Moderate Portfolio Index¹, returned -15.76%.

MARKET ENVIRONMENT / CONDITIONS

During the first quarter of 2022, geopolitics took center stage as Russia invaded Ukraine. Russia’s open use of military force precipitated financial sanctions and condemnation from the international community. The U.S., European Union and other developed nations were quick to circumscribe Russia from their financial systems. Commodity prices soared given Europe’s dependency on Russian oil/natural gas and Ukraine’s significant share of global wheat, neon, and palladium supply.

In the first quarter, most risk assets experienced challenging performance as risk sentiment waned. Equities globally ended the quarter lower—with many markets (including the S&P 500 Index) dipping into correction territories—while credit spreads widened. External emerging market spreads also widened on the quarter, influenced by Russia’s composition in the Dow Jones Moderate Portfolio Index and concerns of contagion.

Throughout the second quarter, the conflict between Russia and Ukraine remained an area of focus for investors as it surpassed the four-month mark since the invasion. Russia officially defaulted on its foreign debt for the first time since 1918, given the culmination of mounting western sanctions that inhibited payments to overseas creditors.

Weakening economic data and growing probability of recessions weighed on risk sentiment as investors suffered losses in the majority of asset classes. In the U.S., the S&P 500 Index finished the second quarter 16.1% lower, bringing the year-to-date return to -19.96%, entering bear market territory. Globally, most major markets were also down, although Chinese equities were a source of strength, owing to easing COVID-19 restrictions in major cities. Risk off sentiment was also prevalent in credit spreads, where U.S. investment grade credit and U.S. high yield widened.

Developed market central banks maintained their hawkish stance with their sights set on combating historic levels of inflation. Most notably, in the U.S., the consumer price index (“CPI”) increased 8.6% year-on-year in May. This prompted the Federal Reserve (the “Fed”) to hike interest rates by 0.75% in June, the first time since 1994, and acknowledge that credibly fighting inflation will come at the cost of lower growth. June also saw the beginning of the run-off in Fed balance sheet assets.

TOTAL PORTFOLIO REVIEW / PERIOD-END POSITIONING

The Brighthouse Balanced Plus Portfolio is composed of two sleeves. Approximately 70% of the Portfolio’s assets were invested in a variety of underlying portfolios of the Brighthouse Funds Trust I and the Brighthouse Funds Trust II to achieve and maintain a broad asset allocation of approximately 40% to fixed income and 30% to equities. These assets (the “Base Sleeve”) were managed by the Investment Committee of Brighthouse Investment Advisers, LLC. The remaining 30% of the assets (the “Overlay Sleeve”) were designed to keep the Portfolio’s overall volatility level within the desired range by dynamically changing its total equity exposure in response to measures of implied equity market volatility. To gain and actively manage this equity exposure, the Overlay Sleeve’s subadviser, Pacific Investment Management Company LLC (“PIMCO”), invested in equity index derivative instruments and various fixed income instruments that served as collateral for the equity derivative exposures. Since the Overlay Sleeve constitutes a substantial percent of the Portfolio’s allocation, Overlay Sleeve performance may significantly impact total Portfolio return in any given period. The Portfolio ended the period with approximately 33% exposure to equities and 43% exposure to fixed income.

BASE SLEEVE REVIEW

The Base Sleeve Portfolio underperformed its benchmark over the period. Performance weakness within the underlying domestic equity and non-U.S. equity portfolios offset strength within the underlying fixed income portfolios.

The underlying fixed income portfolios added to relative performance. On an absolute return basis, the Brighthouse/Eaton Vance Floating Rate Portfolio and the Brighthouse/Templeton International Bond Portfolio generated the least negative returns in the period. The largest relative contributor versus its benchmark was the Brighthouse/Templeton International Bond Portfolio, which outperformed by 13.1% during the period. The Portfolio’s underweight duration positioning in the euro area, the United Kingdom, and Japan, along with an overweight duration position in Argentina were positive contributors. The Portfolio’s currency positioning benefitted from an underweight to both the euro and Japanese yen. The BlackRock High Yield Portfolio exceeded its benchmark by 1.0%. Security selection in retailers and independent energy, an allocation to bank loans, and an underweight to BB-rated bonds contributed to relative results. Conversely, the Western Asset Management Strategic Bond Opportunities Portfolio slid 4.8% versus its benchmark. Allocations to high yield corporate bonds, bank loans, and collateralized loan obligations detracted as credit spreads increased over the period. The Portfolio’s exposure to U.S. dollar-denominated emerging market bonds hurt relative results as the U.S. dollar appreciated over the period. Positioning along the yield curve further pressured returns.

The underlying domestic equity portfolios detracted from performance for the period. Large cap, mid cap and small cap equities all underperformed. In large cap, the MFS Value Portfolio underperformed its benchmark by 0.4%. An underweight position to the Energy sector, the only positive sector in the benchmark over the period, was the largest detractor to relative results. Negative security

BHFTI-1

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Managed by Brighthouse Investment Advisers, LLC and Pacific Investment Management Company LLC

Portfolio Manager Commentary*—(Continued)

selection in the Materials sector further pressured returns. The Loomis Sayles Growth Portfolio fell short by 0.9% versus its benchmark. Relative results were negatively impacted by weak security selection in the Information Technology (“IT”) sector and an overweight to Communication Services. The Jennison Growth Portfolio lagged its benchmark by 8.6%. Poor security selection in IT had the largest negative impact on results followed by weak selection in Communication Services. Across mid cap, the Morgan Stanley Discovery Portfolio underperformed its benchmark by 25.8%. Negative security selection accounted for the majority of relative underperformance. Weak selection in IT was the primary detractor, followed by Consumer Discretionary. An overweight to Communication Services and avoiding Energy further depressed results. The Frontier Mid Cap Growth Portfolio lagged its benchmark by 0.5%. Results were negatively impacted by an underweight to the Energy and Consumer Staples sectors and weak selection in the Health Care and IT sectors. Within small cap equities, the Invesco Small Cap Growth Portfolio struggled in the period and fell 8.3% against its benchmark. Negative selection was most severe in the Health Care and Industrials sectors while weak selection within the IT and Materials sectors were notable detractors to the Portfolio. The Neuberger Berman Genesis Portfolio underperformed its benchmark by 4.9%. Allocation impacts drove the relative underperformance. An underweight position to the Energy sector and an overweight position in the IT sector were the primary detractors to results.

The non-U.S. equity Portfolios detracted from performance over the period. The Baillie Gifford International Stock Portfolio lagged its benchmark by 11.5%. At the sector level, security selection fared the worst in Industrials, Consumer Discretionary, and Communication Services. An overweight to IT and avoiding Energy over the period dampened returns. The Brighthouse/Artisan International Portfolio underperformed its benchmark by 5.8%. Negative security selection in the Financials and Materials sectors weighed on relative results. Over the period, exposure to Russia’s largest bank, Sberbank and metals and mining company, Norilsk Nickel, were major detractors as sanctions materially impacted prices. The VanEck Global Natural Resources Portfolio fell behind its benchmark by 16.7%. Exposure to renewable and alternative energy was a significant detractor to results. The Portfolio’s overweight to base and industrial metals and an underweight to oil and gas further depressed relative results. On a positive note, the Harris Oakmark International Portfolio outperformed its benchmark by 0.4%. Primary contributors were selection in the Consumer Discretionary, IT, Health Care, and Materials sectors, which offset weakness in Financials and Communication Services. From a country perspective, selection in Germany had the largest positive impact followed by an overweight to China. In emerging markets, the Brighthouse/abdrn Emerging Markets Equity Portfolio underperformed its benchmark by 6.2%. Negative security selection in Energy was the primary detractor followed by weak selection in the Financials and Consumer Discretionary sectors. At the country level, the largest performance detractors were China, Russia, and the Netherlands.

OVERLAY SLEEVE PORTFOLIO REVIEW / PERIOD END POSITIONING

The Portfolio dynamically adjusted its equity exposure in response to high volatility in the first half of 2022. The Portfolio entered the period near neutral equity exposure as the Chicago Board Options Exchange Volatility Index (the “VIX”) started to stabilize in late 2021. However, the portfolio de-risked in late January in response to increased volatility driven by the anticipation of rising rates, high inflation, and the spread of the Omicron variant. While the Portfolio began to regain some equity exposure in February, it quickly de-risked in late February in response to Russia’s invasion of Ukraine. The Portfolio ended the period underweight as volatility remained elevated amid the continued geopolitical tension, rising inflation, and increasingly hawkish central bank policy. Overall, the equity portion of the Portfolio’s Overlay Sleeve outperformed relative to the S&P 500 Index as equity markets experienced large drawdowns over the first half of 2022.

The Portfolio’s fixed income allocations were positive relative to the custom blended fixed income benchmark. An underweight to U.S. duration and U.S. yield curve positioning contributed to performance as U.S. interest rates rose over the period. Within a diversified set of spread sectors, an allocation to investment-grade corporate credit and exposure to Agency mortgage-backed securities (“MBS”) detracted from performance as spreads widened and Agency MBS underperformed similar duration treasuries.

In regards to Portfolio positioning, the Overlay Sleeve ended the period underweight equity exposure. The Portfolio’s fixed income exposure ended the period modestly underweight duration relative to the benchmark and had modest exposure to investment grade corporate credit as well as Agency MBS bonds to diversify and enhance the return potential.

Derivatives were used in the Portfolio and are instrumental in obtaining specific exposures in effort to gain from anticipated market developments. The Portfolio’s equity exposure was obtained via the use of E-mini S&P 500 Index futures contracts. Currency exposure was in part implemented through the use of currency forwards. The derivatives performed as expected over the period.

BHFTI-2

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Managed by Brighthouse Investment Advisers, LLC and Pacific Investment Management Company LLC

Portfolio Manager Commentary*—(Continued)

The Base Sleeve is managed by:

Investment Committee

Brighthouse Investment Advisers, LLC

The Overlay Sleeve is managed by:

Graham A. Rennison

David L. Braun

Paul-James White

Portfolio Managers

Pacific Investment Management Company LLC

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The Dow Jones Moderate Portfolio Index is a member of the Dow Jones Relative Risk Index Series and is designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent an investor’s desired risk profile. The Dow Jones Moderate Portfolio Index level is set to 60% of the Dow Jones Global Stock CMAC Index’s downside risk over the past 36 months.

BHFTI-3

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

A $10,000 INVESTMENT COMPARED TO THE DOW JONES MODERATE PORTFOLIO INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2022

	6 Month	1 Year	5 Year	10 Year
Brighthouse Balanced Plus Portfolio
Class B	-18.86	-16.92	4.04	6.39
Dow Jones Moderate Portfolio Index	-15.76	-14.07	4.54	6.19

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2022

Top Holdings

% of Net Assets
U.S. Treasury Bonds	15.0
U.S. Treasury Notes	11.8
BlackRock Bond Income Portfolio(Class A)	7.6
TCW Core Fixed Income Portfolio(Class A)	6.2
PIMCO Total Return Portfolio(Class A)	5.7
JPMorgan Core Bond Portfolio(Class A)	4.5
Harris Oakmark International Portfolio(Class A)	3.8
Western Asset Management U.S. Government Portfolio(Class A)	3.7
Western Asset Management Strategic Bond Opportunities Portfolio(Class A)	3.4
Baillie Gifford International Stock Portfolio	2.6

Exposure by Asset Class

% of Net Assets
Investment Grade Fixed Income	33.6
International Developed Market Equities	12.3
U.S. Large Cap Equities	9.8
High Yield Fixed Income	5.9
U.S. Mid Cap Equities	4.9
Global Equities	2.2
Emerging Market Equities	1.9
International Fixed Income	1.3
U.S. Small Cap Equities	1.2
Real Estate Equities	0.9

BHFTI-4

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2022 through June 30, 2022.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Brighthouse Balanced Plus Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period** January 1, 2022 to June 30, 2022
Class B (a) (b)	Actual	0.90%	$1,000.00	$811.40	$4.04
	Hypothetical*	0.90%	$1,000.00	$1,020.33	$4.51

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio reflects the expenses of both the Portfolio and the Underlying Portfolios in which it invests.
(b)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 6 of the Notes to Financial Statements.

BHFTI-5

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Mutual Funds—70.5% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies — 70.5%
AB International Bond Portfolio (Class A) (a)	14,646,987	$113,807,086
Allspring Mid Cap Value Portfolio (Class A) (a)	12,086,489	133,797,428
Baillie Gifford International Stock Portfolio (Class A) (b)	26,506,826	232,464,860
BlackRock Bond Income Portfolio (Class A) (b)	7,294,643	676,359,287
BlackRock Capital Appreciation Portfolio (Class A) (b)	680,944	17,922,447
BlackRock High Yield Portfolio (Class A) (a)	13,519,372	89,768,629
Brighthouse Small Cap Value Portfolio (Class A) (a)	8,197,303	107,302,696
Brighthouse/abrdn Emerging Markets Equity Portfolio (Class A) (a)	10,221,095	87,696,999
Brighthouse/Artisan International Portfolio (Class A) (a)	20,608,641	176,409,965
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	636,859	131,504,965
Brighthouse/Dimensional International Small Company Portfolio (Class A) (b)	13,547,576	121,250,806
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	14,916,169	136,333,782
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	27,010,578	231,480,657
Brighthouse/Templeton International Bond Portfolio (Class A) (a)(c)	15,807,912	118,085,101
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	1,257,991	35,425,038
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	3,414,853	39,031,772
CBRE Global Real Estate Portfolio (Class A) (a)	7,821,751	77,513,555
Frontier Mid Cap Growth Portfolio (Class A) (b)	5,175,431	105,061,241
Harris Oakmark International Portfolio (Class A) (a)	30,997,025	334,147,931
Invesco Comstock Portfolio (Class A) (a)	750,593	9,690,156
Invesco Global Equity Portfolio (Class A) (a)	4,460,627	84,127,432
Invesco Small Cap Growth Portfolio (Class A) (a)	9,989,551	69,826,959
Jennison Growth Portfolio (Class A) (b)	2,579,892	24,999,155
JPMorgan Core Bond Portfolio (Class A) (a)	43,627,697	397,884,600
JPMorgan Small Cap Value Portfolio (Class A) (a)	7,237,936	75,998,325
Loomis Sayles Growth Portfolio (Class A) (a)	1,911,571	20,319,996
MFS Research International Portfolio (Class A) (a)	21,674,848	231,487,377
MFS Value Portfolio (Class A) (b)	2,097,576	28,862,643
Morgan Stanley Discovery Portfolio (Class A) (a)	7,533,198	35,104,703
Neuberger Berman Genesis Portfolio (Class A) (b)	3,736,773	62,964,632
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	18,838,490	181,791,425
PIMCO Total Return Portfolio (Class A) (a)	51,234,795	510,298,555
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a)	8,595,205	80,107,308
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	821,970	22,349,352
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	8,172,448	65,297,863
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	6,689,899	105,968,003
TCW Core Fixed Income Portfolio (Class A) (a)	60,808,832	547,279,487
VanEck Global Natural Resources Portfolio (Class A) (b)	9,809,261	114,277,885
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	27,327,109	298,685,298
Western Asset Management U.S. Government Portfolio (Class A) (b)	30,950,590	326,838,226

Total Mutual Funds (Cost $7,237,411,835)		6,259,523,625

U.S. Treasury & Government Agencies — 28.9%
Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed — 1.9%
Fannie Mae 30 Yr. Pool
4.000%, 08/01/47	26,183	$26,246
4.000%, 06/01/48	108,005	108,101
4.000%, 11/01/48	6,514	6,516
4.000%, 03/01/49	1,142,539	1,143,533
4.000%, 08/01/49	130,288	129,903
4.000%, 03/01/50	24,579,238	24,568,461
4.000%, 07/01/50	4,879,523	4,875,683
Fannie Mae Pool
2.920%, 03/01/35	2,950,000	2,684,117
3.180%, 07/01/35	2,556,347	2,404,603
Freddie Mac 30 Yr. Pool
4.000%, 05/01/48	5,944	5,949
4.000%, 03/01/50	99,644	99,598
4.000%, 05/01/50	57,400	56,801
Freddie Mac Multifamily Structured Pass-Through Certificates
3.176%, 11/25/28	3,948,670	3,923,070
Ginnie Mae II 30 Yr. Pool
4.000%, TBA (d)	110,000,000	109,331,446
Uniform Mortgage-Backed Securities 30 Yr. Pool
4.000%, TBA (d)	16,000,000	15,747,812

		165,111,839

Federal Agencies — 0.3%
Resolution Funding Corp. Principal Strip
Zero Coupon, 04/15/30	19,500,000	14,869,521
Tennessee Valley Authority 2.875%, 02/01/27	1,700,000	1,677,068
4.250%, 09/15/65	10,000,000	10,233,662

		26,780,251

U.S. Treasury — 26.7%
U.S. Treasury Bonds
1.375%, 11/15/40	48,000,000	34,569,375
1.375%, 08/15/50	358,500,000	235,979,825
1.625%, 11/15/50	144,200,000	101,418,789
1.875%, 02/15/41	10,800,000	8,469,984
1.875%, 02/15/51	173,000,000	129,770,274
1.875%, 11/15/51	15,000,000	11,254,688
2.000%, 08/15/51	66,300,000	51,240,058
2.250%, 05/15/41	75,000,000	62,583,984
2.750%, 11/15/42	196,000,000	175,504,219
2.875%, 05/15/43	126,000,000	114,896,250
2.875%, 11/15/46	114,100,000	104,027,109
2.875%, 05/15/52 (e)	42,800,000	40,425,938
3.000%, 11/15/44	80,000,000	74,134,375
3.125%, 02/15/43	89,700,000	85,225,512
3.375%, 05/15/44	99,895,000	98,595,585
U.S. Treasury Notes
0.250%, 09/30/25	40,000,000	36,545,312
0.375%, 12/31/25	50,000,000	45,568,359
0.375%, 09/30/27	125,000,000	108,730,469
0.500%, 02/28/26 (f) (g)	21,100,000	19,231,496
0.750%, 05/31/26	300,000,000	274,488,282
1.250%, 08/15/31 (e)	10,000,000	8,608,594

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury —(Continued)
U.S. Treasury Notes
1.375%, 10/31/28	37,900,000	$34,170,699
1.500%, 11/30/24 (g)	100,000,000	96,464,844
2.750%, 08/31/23	422,000,000	420,928,517

		2,372,832,537

Total U.S. Treasury & Government Agencies (Cost $2,907,027,555)		2,564,724,627

Corporate Bonds & Notes — 1.8%

Banks — 1.7%
Bank of America Corp.
3.419%, 3M LIBOR + 1.040%, 12/20/28 (h)	20,000,000	18,625,162
Citigroup, Inc.
3.887%, 3M LIBOR + 1.563%, 01/10/28 (h)	20,000,000	19,229,063
Cooperative Rabobank UA
4.375%, 08/04/25	5,000,000	4,958,032
Goldman Sachs Group, Inc. (The)
3.691%, 3M LIBOR + 1.510%, 06/05/28 (h)	10,000,000	9,482,822
3.750%, 02/25/26	19,500,000	19,114,820
HSBC Holdings plc
4.300%, 03/08/26	20,000,000	19,792,421
5.250%, 03/14/44	3,000,000	2,772,851
JPMorgan Chase & Co.
3.540%, 3M LIBOR + 1.380%, 05/01/28 (h)	10,000,000	9,481,024
4.000%, SOFR + 2.745%, 04/01/25 (h)	8,000,000	6,590,000
6.125%, 3M LIBOR + 3.330%, 04/30/24 (h)	3,000,000	2,842,710
Mitsubishi UFJ Financial Group, Inc.
2.852%, 1Y H15 + 1.100%, 01/19/33 (h)	5,100,000	4,316,652
Mizuho Financial Group, Inc.
4.254%, 3M LIBOR + 1.270%, 09/11/29 (h)	5,000,000	4,799,517
Morgan Stanley
3.591%, 3M LIBOR + 1.340%, 07/22/28 (h)	20,000,000	18,933,525
UBS Group AG
3.179%, 1Y H15 + 1.100%, 02/11/43 (144A) (h)	3,000,000	2,260,630
Wells Fargo & Co.
5.900%, 3M LIBOR + 3.110%, 06/15/24 (h)	8,600,000	7,776,120

		150,975,349

Diversified Financial Services — 0.0%
Blackstone Holdings Finance Co. LLC
3.200%, 01/30/52 (144A)	1,300,000	946,317

Electric — 0.0%
Israel Electric Corp., Ltd.
3.750%, 02/22/32 (144A)	900,000	804,249

Insurance — 0.1%
MassMutual Global Funding II
2.500%, 10/17/22 (144A)	4,000,000	3,995,361

Telecommunications — 0.0%
AT&T, Inc.
3.500%, 09/15/53	2,045,000	1,550,107
3.800%, 12/01/57	1,556,000	1,201,734

		2,751,841

Transportation — 0.0%
Vessel Management Services, Inc.
3.432%, 08/15/36	2,363,000	2,296,985

Total Corporate Bonds & Notes (Cost $174,357,320)		161,770,102

Mortgage-Backed Securities — 0.2%

Collateralized Mortgage Obligations — 0.2%
Citigroup Mortgage Loan Trust
3.000%, 11/27/51 (144A) (h)	21,872,104	19,499,492

Total Mortgage-Backed Securities (Cost $21,752,492)		19,499,492

Municipals — 0.0%
Los Angeles Community College District, Build America Bond
6.750%, 08/01/49	400,000	550,843
Port Authority of New York & New Jersey
4.458%, 10/01/62	1,845,000	1,793,923

Total Municipals (Cost $2,512,921)		2,344,766

Short-Term Investments — 0.3%

Repurchase Agreements — 0.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/22 at 0.350%, due on 07/01/22 with a maturity value of $5,074,957; collateralized by U.S. Treasury Note at 3.000%, maturing 06/30/24, with a market value of $5,176,431.	5,074,908	5,074,908
JPMorgan Securities LLC Repurchase Agreement dated 06/30/22 at 1.400%, due on 07/01/22 with a maturity value of $15,400,599; collateralized by U.S. Treasury Bond at 2.250%, maturing 05/15/41, with a market value of $15,706,911.	15,400,000	15,400,000

Total Short-Term Investments (Cost $20,474,908)		20,474,908

Total Investments— 101.7% (Cost $10,363,537,031)		9,028,337,520
Other assets and liabilities (net) — (1.7)%		(150,971,913)

Net Assets — 100.0%		$8,877,365,607

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	A Portfolio of Brighthouse Funds Trust I. (See Note 7 of the Notes to Financial Statements for a summary of transactions in the securities of affiliated issuers.)

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

(b)	A Portfolio of Brighthouse Funds Trust II. (See Note 7 of the Notes to Financial Statements for a summary of transactions in the securities of affiliated issuers.)
(c)	Non-income producing security.
(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(e)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of June 30, 2022, the market value of securities pledged amounted to $35,433,281.
(f)	All or a portion of the security was pledged as collateral against TBA securities. As of June 30, 2022, the value of securities pledged amounted to $301,688.
(g)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2022, the market value of securities pledged was $20,904,165.
(h)	Variable or floating rate security. The stated rate represents the rate at June 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2022, the market value of 144A securities was $27,506,049, which is 0.3% of net assets.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Settlement Date	Maturity Date	Principal Amount		Net Closing Amount
Deutsche Bank Securities, Inc.	1.520%	06/21/22	07/08/22	USD	8,487,500	$8,487,500
JPMorgan Securities, LLC	1.500%	06/21/22	07/05/22	USD	25,986,000	25,986,000

Total						$34,473,500

Securities pledged as collateral against open reverse repurchase agreements are noted in the Schedule of Investments.

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation
JPY	20,900,000	BBP	07/05/22	USD	161,745	$7,706

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini Futures	09/16/22	1,712	USD	324,381,200	$(7,682,388)

Glossary of Abbreviations

Counterparties

(BBP)— Barclays Bank plc

Currencies

(JPY)—	Japanese Yen
(USD)—	United States Dollar

Index Abbreviations

(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Total Mutual Funds*	$6,259,523,625	$—	$—	$6,259,523,625
Total U.S. Treasury & Government Agencies*	—	2,564,724,627	—	2,564,724,627
Total Corporate Bonds & Notes*	—	161,770,102	—	161,770,102
Total Mortgage-Backed Securities*	—	19,499,492	—	19,499,492
Total Municipals*	—	2,344,766	—	2,344,766
Total Short-Term Investments*	—	20,474,908	—	20,474,908
Total Investments	$6,259,523,625	$2,768,813,895	$—	$9,028,337,520

Total Reverse Repurchase Agreements (Liability)	$—	$(34,473,500)	$—	$(34,473,500)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$7,706	$—	$7,706
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(7,682,388)	$—	$—	$(7,682,388)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets
Investments at value (a)	$2,768,813,895
Affiliated investments at value (b)	6,259,523,625
Cash denominated in foreign currencies (c)	385,470
Unrealized appreciation on forward foreign currency exchange contracts	7,706
Receivable for:
Affiliated investments sold	2,348,541
TBA securities sold	95,013,828
Fund shares sold	34,570
Interest	14,540,930

Total Assets	9,140,668,565
Liabilities
Reverse repurchase agreements	34,473,500
Payables for:
TBA securities purchased	220,619,727
Fund shares redeemed	2,383,111
Interest on reverse repurchase agreements	14,411
Variation margin on futures contracts	1,787,317
Accrued Expenses:
Management fees	1,707,766
Distribution and service fees	1,857,481
Deferred trustees’ fees	153,611
Other expenses	306,034

Total Liabilities	263,302,958

Net Assets	$8,877,365,607

Net Assets Consist of:
Paid in surplus	$10,171,948,286
Distributable earnings (Accumulated losses)	(1,294,582,679)

Net Assets	$8,877,365,607

Net Assets
Class B	$8,877,365,607
Capital Shares Outstanding*
Class B	1,040,126,623
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$8.53

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $3,126,125,196.
(b)	Identified cost of affiliated investments was $7,237,411,835.
(c)	Identified cost of cash denominated in foreign currencies was $385,885.

Statement of Operations

Six Months Ended June 30, 2022 (Unaudited)

Investment Income
Dividends from affiliated investments	$164,218,376
Interest	29,082,098

Total investment income	193,300,474
Expenses
Management fees	11,631,307
Administration fees	66,939
Custodian and accounting fees	91,160
Distribution and service fees—Class B	12,497,804
Interest expense	48,307
Audit and tax services	28,575
Legal	20,428
Shareholder reporting	15,352
Insurance	12,420
Miscellaneous (a)	13,920

Total expenses	24,426,212
Less management fee waiver	(176,451)

Net expenses	24,249,761

Net Investment Income	169,050,713

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on :
Investments	(3,584,978)
Affiliated investments	(13,260,784)
Futures contracts	(370,915,524)
Foreign currency transactions	(3,872)
Forward foreign currency transactions	26,964
Capital gain distributions from affiliated investments	393,865,875

Net realized gain (loss)	6,127,681

Net change in unrealized appreciation (depreciation) on:
Investments	(502,747,532)
Affiliated investments	(1,744,661,940)
Futures contracts	(60,360,545)
Foreign currency transactions	(16,812)
Forward foreign currency transactions	5,389

Net change in unrealized appreciation (depreciation)	(2,307,781,440)

Net realized and unrealized gain (loss)	(2,301,653,759)

Net Increase (Decrease) in Net Assets From Operations	$(2,132,603,046)

(a)	Includes $19,894 in Trustees’ fees and expenses and $21,639 in deferred Trustee compensation losses.

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$169,050,713	$141,729,624
Net realized gain (loss)	6,127,681	985,016,563
Net change in unrealized appreciation (depreciation)	(2,307,781,440)	(253,574,337)

Increase (decrease) in net assets from operations	(2,132,603,046)	873,171,850

From Distributions to Shareholders
Class B	(1,108,303,549)	(684,632,613)

Total distributions	(1,108,303,549)	(684,632,613)

Increase (decrease) in net assets from capital share transactions	495,703,744	(728,555,442)

Total increase (decrease) in net assets	(2,745,202,851)	(540,016,205)

Net Assets
Beginning of period	11,622,568,458	12,162,584,663

End of period	$8,877,365,607	$11,622,568,458

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Value	Shares	Value
Class B
Sales	1,178,037	$12,116,270	4,644,051	$55,365,519
Reinvestments	130,388,653	1,108,303,549	58,969,218	684,632,613
Redemptions	(59,301,866)	(624,716,075)	(123,201,703)	(1,468,553,574)

Net increase (decrease)	72,264,824	$495,703,744	(59,588,434)	$(728,555,442)

Increase (decrease) derived from capital shares transactions		$495,703,744		$(728,555,442)

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Financial Highlights

Selected per share data
	Class B
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$12.01		$11.84	$12.01	$9.92	$11.91	$10.76

Income (Loss) from Investment Operations
Net investment income (loss)(a)	0.18		0.14	0.25	0.24	0.20	0.18
Net realized and unrealized gain (loss)	(2.45)		0.73	1.06	2.08	(0.98)	1.73

Total income (loss) from investment operations	(2.27)		0.87	1.31	2.32	(0.78)	1.91

Less Distributions
Distributions from net investment income	(0.25)		(0.28)	(0.29)	(0.23)	(0.20)	(0.18)
Distributions from net realized capital gains	(0.96)		(0.42)	(1.19)	0.00	(1.01)	(0.58)

Total distributions	(1.21)		(0.70)	(1.48)	(0.23)	(1.21)	(0.76)

Net Asset Value, End of Period	$8.53		$12.01	$11.84	$12.01	$9.92	$11.91

Total Return (%)(b)	(18.86	) (c)	7.54	12.52	23.57	(7.36)	18.33

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)(d)	0.49	(e)	0.49	0.50	0.50	0.50	0.50
Gross ratio of expenses to average net assets excluding interest expense (%)(d)	0.49	(e)	0.49	0.49	0.50	0.49	0.50
Net ratio of expenses to average net assets (%)(d)(f)	0.49	(e)	0.49	0.49	0.49	0.49	0.50
Net ratio of expenses to average net assets excluding interest expense (%)(d)(f)	0.48	(e)	0.49	0.49	0.49	0.49	0.49
Ratio of net investment income (loss) to average net assets (%)(g)	1.72	(e)(i)	1.18	2.19	2.18	1.79	1.54
Portfolio turnover rate (%)	25	(c)(h)	45 (h)	76 (h)	76 (h)	54 (h)	32 (h)
Net assets, end of period (in millions)	$8,877.4		$11,622.6	$12,162.6	$12,014.5	$10,787.0	$12,467.1

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(g)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.
(h)	Includes mortgage dollar roll and TBA transactions; excluding these transactions the portfolio turnover rates would have been 16%,18%, 24%, 15%, 24% and 8% for the six months ended June 30, 2022 and for the years ended December 31, 2021, 2020, 2019, 2018 and 2017, respectively.
(i)	The income earned by the Portfolio through the investments in Underlying Portfolios is not annualized.

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Notes to Financial Statements—June 30, 2022 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-four series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is Brighthouse Balanced Plus Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class B shares are currently offered by the Portfolio.

The Portfolio invests approximately 70% of its assets (the “Base Portion”) in other Portfolios of the Trust or of Brighthouse Funds Trust II (“Underlying Portfolios”) and approximately 30% of its assets (the “Overlay Portion”) in a portfolio of fixed income instruments that serve as collateral for derivative instruments, primarily stock index futures.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2022 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946- Financial Services- Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.

Investments in the Underlying Portfolios are valued at their closing daily NAV on the valuation date. Investments in the Underlying Portfolios are categorized as Level 1 within the fair value hierarchy. For information about the use of fair value pricing by the Underlying Portfolios, please refer to the prospectuses for such Underlying Portfolios.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from third-party pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage- and asset-backed securities are generally valued based upon evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

BHFTI-13

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded over-the-counter (“OTC”) are generally valued based upon interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

In December 2020, the Securities and Exchange Commission adopted Rule 2a-5, Good Faith Determinations of Fair Value, under the 1940 Act, which is intended to address valuation practices and the role of the board of directors with respect to the fair value of the investments of a registered investment company. Among other things, Rule 2a-5 will permit the Portfolio’s Board to designate the Portfolio’s primary investment adviser to perform the Portfolio’s fair value determinations, which will be subject to the Board’s oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the investment adviser’s fair value determinations. Compliance with Rule 2a-5 will be required beginning in September 2022. The Portfolio’s valuation policies and related practices may be impacted as the Portfolio comes into compliance with Rule 2a-5.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Capital gains distributions received from the Underlying Portfolios are recorded as net realized gains in the Statement of Operations. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

BHFTI-14

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed. As of June 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure.

Inflation-Indexed Bonds - The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value that is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-Related and Other Asset-Backed Securities - The Portfolio may invest in mortgage-related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by or payable from, mortgage loans on real property or other receivables. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

In one type of SMBS, one class receives all of the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security until maturity. These adjustments are netted against payments received for the IOs and the net amount is included in interest income on the Statement of Operations of the Portfolio. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage-related and other asset-backed securities held by the Portfolio are included in the Portfolio’s Schedule of Investments.

The Portfolio may invest a significant portion of its assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

Mortgage Dollar Rolls - The Portfolio may enter into mortgage “dollar rolls” in which a Portfolio sells to-be-announced (“TBA”) mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. For the duration of the transaction, or roll period, the Portfolio foregoes principal (including prepayments of principal) and interest paid on the securities sold. Dollar rolls are accounted for as purchase and sale transactions; gain or loss is recognized at the commencement of the term of the dollar roll and each time the mortgage-backed security is rolled.

TBA Purchase and Forward Sale Commitments - The Portfolio may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to the settlement date, which is in addition to the risk of decline in the value of the Portfolio’s other assets. TBA forward sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation and Fair Value Measurements”.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying

BHFTI-15

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2022, the Portfolio had direct investments in repurchase agreements with a gross value of $20,474,908, which is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2022.

Reverse Repurchase Agreements - The Portfolio may enter into reverse repurchase agreements with qualified institutions. In a reverse repurchase agreement, the Portfolio transfers securities in exchange for cash to a financial institution or counterparty, concurrently with an agreement by the Portfolio to re-acquire the same securities at an agreed-upon price and date. During the reverse repurchase agreement period, the Portfolio continues to receive principal and interest payments on these securities. The Portfolio will establish a segregated account with its Custodian in which it will maintain liquid assets equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities transferred by the Portfolio may decline below the agreed-upon reacquisition price of the securities. In the event of default or failure by a party to perform an obligation in connection with any reverse repurchase transaction, the MRA entitles the non-defaulting party with a right to set-off claims and apply property held by it in respect of any reverse repurchase transaction against obligations owed to it. Cash received in exchange for securities transferred under reverse repurchase agreements plus accrued interest payments to be made by the Portfolio to counterparties are reflected as reverse repurchase agreements on the Statement of Assets and Liabilities.

For the six months ended June 30, 2022, the Portfolio had an outstanding reverse repurchase agreement balance for 100 days. The average amount of borrowings was $25,095,621 and the annualized weighted average interest rate was 0.695% during the 100 day period.

The following table summarizes open reverse repurchase agreements by counterparty which are subject to offset under a MRA on a net basis as of June 30, 2022:

Counterparty	Reverse Repurchase Agreements	Collateral Pledged[1]	Net Amount*
Deutsche Bank Securities, Inc.	$(8,487,500)	$8,487,500	$—
JPMorgan Securities, LLC	(25,986,000)	25,986,000	—

	$(34,473,500)	$34,473,500	$—

[1]	Collateral with a value of $35,433,281 has been pledged in connection with open reverse repurchase agreements. In some instances, the actual collateral pledged may be more than the amount shown here due to overcollateralization.
*	Net amount represents the net amount payable due to the counterparty in the event of default.

Secured Borrowing Transactions - The Portfolio may enter into transactions consisting of a transfer of a security by the Portfolio to a financial institution or counterparty, with a simultaneous agreement to reacquire the same, or substantially the same security, at an agreed-upon price and future settlement date. Such transactions are treated as secured borrowings, and not as purchases and sales. The Portfolio receives cash from the transfer of the security to use for other investment purposes. During the six months ended June 30, 2022, the Portfolio entered into secured borrowing transactions involving a U.S. Treasury security. During the term of the borrowing, the Portfolio is not entitled to receive principal and interest payments, if any, made on the security transferred to the counterparty during the term of the agreement. The difference between the transfer price and the reacquisition price, known as the “price drop,” is included in net investment income. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may also receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The cost of the secured borrowing transaction is recorded as interest expense over the term of the borrowing. The agreed-upon proceeds for securities to be reacquired by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. There were no outstanding borrowings as of June 30, 2022.

BHFTI-16

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.

	Remaining Contractual Maturity of the Agreements As of June 30, 2022
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Reverse Repurchase Agreement
U.S. Treasury & Government Agencies	$—	$(34,473,500)	$—	$—	$(34,473,500)
Total Borrowings	$—	$(34,473,500)	$—	$—	$(34,473,500)
Gross amount of recognized liabilities for secured borrowing transactions					$(34,473,500)

3. Investments in Derivative Instruments

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed-upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the valuation date, is included in the Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Portfolio may also experience losses even when such contracts are used for hedging purposes. The Portfolio’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Futures Contracts - The Portfolio may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign currency exchange rates in the normal course of pursuing its investment objective. During the period, the Portfolio’s investment in equity derivative instruments, consisting primarily of stock index futures, was used to increase or decrease the Portfolio’s overall equity exposure. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Statement of Operations. When the contract is closed or expires, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. If futures contracts are exchange-traded, the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default. For OTC futures, the Portfolio’s ability to terminate the positions may be more limited than in the case of exchange-traded positions and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

BHFTI-17

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2022 by category of risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Equity			Unrealized depreciation on futures contracts (a) (b)	$7,682,388
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	$7,706

Total		$7,706		$7,682,388

(a)	Financial instrument not subject to a master netting agreement.
(b)	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.

The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 4), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2022.

Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Barclays Bank plc	$7,706	$—	$—	$7,706

*	Net amount represents the net amount receivable from the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2022:

Statement of Operations Location—Net Realized Gain (Loss)	Equity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$26,964	$26,964
Futures contracts	(370,915,524)	—	(370,915,524)

	$(370,915,524)	$26,964	$(370,888,560)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Equity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$5,389	$5,389
Futures contracts	(60,360,545)	—	(60,360,545)

	$(60,360,545)	$5,389	$(60,355,156)

For the six months ended June 30, 2022, the average notional par or face amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$173,321
Futures contracts long	772,064,263
Futures contracts short	(37,564,800)

‡	Averages are based on activity levels during the period for which the amounts are outstanding.

BHFTI-18

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

4. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the COVID-19 pandemic. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The COVID-19 pandemic has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this pandemic, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. At this time, it is still not possible to estimate the severity or duration of the COVID-19 pandemic, including the severity, duration and frequency of any additional “waves” or emerging variants of COVID-19. It is also still not possible to estimate the duration or frequency of the utilization of any therapeutic treatments and vaccines for COVID-19 or variants thereof. It is likewise still not possible to predict or estimate the longer-term effects of the COVID-19 pandemic, or any actions taken to contain or address the pandemic, on the Portfolios, the financial markets, and economy at large. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

In late February 2022, Russian military forces invaded Ukraine, significantly amplifying already existing geopolitical tensions among Russia, Ukraine, Europe, NATO, and the West. Russia’s invasion, the responses of countries and political bodies to Russia’s actions, and the potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities such as oil and natural gas. Following Russia’s actions, various countries, including the U.S., Canada, the United Kingdom, Germany, and France, as well as the European Union, issued broad-ranging economic sanctions against Russia. Sanctions threatened or imposed by these jurisdictions, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or the Portfolio. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Portfolio. Sanctions, or the threat of new or modified sanctions, could impair the ability of the Portfolio to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Portfolio, even if the Portfolio does not have direct exposure to securities of Russian issuers.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the

BHFTI-19

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

broker or exchange clearing house for exchange-traded derivatives (e.g., futures contracts and exchange-traded options), while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options).

For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar master agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Portfolio the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to such counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency, which is segregated at a broker account registered with the Commodities Futures Trading Commission, or the applicable regulator. In a cleared derivative transaction, the Portfolio’s counterparty is a clearinghouse rather than a bank or broker. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

Foreign Investment Risk: The investments by the Portfolio in foreign securities, whether direct or indirect, involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation, unexpected market closures or other political, social or economic developments, such as the imposition of economic sanctions against one or more countries, organizations, entities and/or individuals, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, which is the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In 2017, the UK Financial Conduct Authority (FCA) announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. dollar LIBOR and the Sterling Overnight Interbank Average Rate for

BHFTI-20

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

GBP LIBOR). Various financial industry groups have been planning for the transition away from LIBOR and markets are developing in response to these new rates, but there are concerns around liquidity of the new rates and obstacles to converting certain securities and transactions to new rates. Neither the effect of the transition process nor its ultimate success can yet be known. The transition away from and eventual elimination of LIBOR may adversely affect the interest rates on, and liquidity and value of, certain assets and liabilities of the Portfolio that are tied to LIBOR. These may include bank loans, floating rate securities, structured securities (including asset-backed and mortgage-backed securities), other debt securities, derivatives, and financing transactions tied to LIBOR, particularly insofar as the documentation governing such instruments does not include “fall back” provisions addressing the transition from LIBOR. The effect of any changes to, or discontinuation of, LIBOR on the Portfolio will vary depending on, among other things (1) existing fallback or termination provisions in individual contracts and (2) the extent to which industry participants adopt new reference rates and fallbacks for both legacy and new products and instruments. The Subadviser may have discretion to determine a successor or substitute reference rate, including any price or other adjustments to account for differences between the successor or substitute reference rate and previous rate. Such successor or substitute reference rate and any adjustments selected may negatively impact the Portfolio’s investments, performance or financial condition, and may expose the Portfolio to additional tax, accounting and regulatory risks. The transition away from LIBOR may affect the value, liquidity or return on certain Portfolio investments and may result in costs incurred in connection with closing out positions and entering into new trades, adversely impacting the Portfolio’s overall financial condition or results of operations. It is difficult to predict the full impact of the transition away from LIBOR and the adoption of alternative reference rates on the Portfolio.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, including mortgage dollar roll and TBA transactions but excluding short-term securities, for the six months ended June 30, 2022 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$1,908,056,545	$665,567,191	$2,231,966,801	$714,909,365

Purchases and sales of mortgage dollar rolls and TBA transactions for the six months ended June 30, 2022 were as follows:

Purchases	Sales
$ 920,933,945	$922,602,070

6. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by the Adviser. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is responsible for managing the Base Portion of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into a subadvisory agreement with Pacific Investment Management Company LLC (the “Subadviser”) for investment subadvisory services in connection with the investment management of the Overlay Portion of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the subadvisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets of the Overlay Portion of the Portfolio.

BHFTI-21

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by Brighthouse Investment Advisers (Overlay Portion managed by PIMCO) for the six months ended June 30, 2022	% per annum	Average Daily Net Assets of the Overlay Portion
$9,670,607	0.725%	First $250 million
	0.700%	$250 million to $750 million
	0.675%	$750 million to $1 billion
	0.650%	Over $1 billion

Management Fees earned by Brighthouse Investment Advisers (Base Portion managed by the Adviser) for the six months ended June 30, 2022	% per annum	Average Daily Net Assets of the Base Portion
$1,960,700	0.100%	First $500 million
	0.075%	$500 million to $1 billion
	0.050%	Over $1 billion

In addition to the above management fees paid to the Adviser, the Portfolio indirectly pays Brighthouse Investment Advisers a management fee through its investment in the Underlying Portfolios.

Management Fee Waiver - Pursuant to a management fee waiver agreement, the Adviser has agreed, for the period April 29, 2022 to April 30, 2023, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Overlay Portion of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets of the Overlay Portion
0.050%	First $250 million
0.025%	$250 million to $750 million
0.025%	$2.5 billion to $5 billion
0.050%	Over $5 billion

An identical agreement was in place for the period April 30, 2021 to April 29, 2022. Amounts waived for the six months ended June 30, 2022 are shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2022 are shown as Distribution and service fees in the Statement of Operations.

BHFTI-22

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

Deferred Trustee Compensation—Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. During the six months ended June 30, 2022, deferred compensation losses exceeded accrued Trustees’ fees and expenses. As such, changes in the value of participants’ deferral accounts in excess of the trustees’ fees and expenses are reflected as a component of Miscellaneous expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

7. Transactions in Securities of Affiliated Issuers

The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolios’ net assets. Transactions in the Underlying Portfolios for the six months ended June 30, 2022 were as follows:

Security Description	Market Value December 31, 2021	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation / (Depreciation)	Ending Value as of June 30, 2022
AB International Bond Portfolio (Class A)	$145,178,510	$14,217,590	$(10,796,024)	$(626,888)	$(34,166,102)	$113,807,086
Allspring Mid Cap Value Portfolio (Class A)	177,424,035	26,810,791	(24,052,019)	4,276,442	(50,661,821)	133,797,428
Baillie Gifford International Stock Portfolio (Class A)	310,180,929	41,450,173	—	—	(119,166,242)	232,464,860
BlackRock Bond Income Portfolio (Class A)	848,194,698	20,925,544	(77,410,232)	(11,842,567)	(103,508,156)	676,359,287
BlackRock Capital Appreciation Portfolio (Class A)	25,803,664	6,261,564	(36,669)	4,049	(14,110,161)	17,922,447
BlackRock High Yield Portfolio (Class A)	117,423,642	4,945,901	(13,263,089)	(1,767,222)	(17,570,603)	89,768,629
Brighthouse Small Cap Value Portfolio (Class A)	144,118,288	20,819,276	(15,558,693)	4,012,837	(46,089,012)	107,302,696
Brighthouse/abrdn Emerging Markets Equity Portfolio (Class A)	107,196,416	20,112,983	(30,232)	9,449	(39,591,617)	87,696,999
Brighthouse/Artisan International Portfolio	238,346,188	34,633,238	(5,291,202)	1,351,807	(92,630,066)	176,409,965
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	176,757,191	21,807,207	(21,451,105)	2,922,512	(48,530,840)	131,504,965
Brighthouse/Dimensional International Small Company Portfolio (Class A)	163,857,026	17,625,302	(8,987,856)	(1,843,683)	(49,399,983)	121,250,806
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	174,788,432	5,204,836	(31,409,500)	(1,772,555)	(10,477,431)	136,333,782
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	291,071,298	7,077,520	(45,874,863)	(5,294,936)	(15,498,362)	231,480,657
Brighthouse/Templeton International Bond Portfolio (Class A)	151,419,426	—	(26,016,746)	(11,563,444)	4,245,865	118,085,101
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	46,085,781	7,256,421	(5,960,046)	1,562,102	(13,519,220)	35,425,038
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	52,537,199	9,340,175	(2,973,250)	730,682	(20,603,034)	39,031,772
CBRE Global Real Estate Portfolio (Class A)	107,275,877	11,632,804	(7,027,786)	1,698,215	(36,065,555)	77,513,555
Frontier Mid Cap Growth Portfolio (Class A)	147,959,387	40,970,265	(2,689,988)	150,071	(81,328,494)	105,061,241
Harris Oakmark International Portfolio (Class A)	438,138,701	27,707,218	(25,067,653)	3,945,385	(110,575,720)	334,147,931
Invesco Comstock Portfolio (Class A)	12,971,256	1,676,827	(2,553,328)	994,729	(3,399,328)	9,690,156
Invesco Global Equity Portfolio (Class A)	117,666,438	17,052,530	(30,687)	6,640	(50,567,489)	84,127,432
Invesco Small Cap Growth Portfolio (Class A)	96,151,777	36,498,749	(162,132)	14,722	(62,676,157)	69,826,959
Jennison Growth Portfolio (Class A)	36,092,301	9,433,236	(154,033)	13,363	(20,385,712)	24,999,155
JPMorgan Core Bond Portfolio (Class A)	496,091,744	11,105,388	(51,867,195)	(2,428,383)	(55,016,954)	397,884,600
JPMorgan Small Cap Value Portfolio (Class A)	101,807,324	28,562,011	(9,242,453)	1,867,524	(46,996,081)	75,998,325
Loomis Sayles Growth Portfolio (Class A)	29,140,143	1,999,253	(507,816)	(60,671)	(10,250,913)	20,319,996
MFS Research International Portfolio (Class A)	305,885,419	21,802,139	(13,661,157)	3,390,460	(85,929,484)	231,487,377
MFS Value Portfolio (Class A)	37,775,188	4,896,970	(4,296,641)	672,710	(10,185,584)	28,862,643
Morgan Stanley Discovery Portfolio (Class A)	47,658,617	39,189,040	(919,601)	(174,533)	(50,648,820)	35,104,703
Neuberger Berman Genesis Portfolio (Class A)	82,445,101	11,558,061	(1,299,298)	443,133	(30,182,365)	62,964,632
PIMCO Inflation Protected Bond Portfolio (Class A)	235,485,816	12,122,140	(34,073,058)	(2,435,796)	(29,307,677)	181,791,425
PIMCO Total Return Portfolio (Class A)	640,567,387	16,513,620	(59,475,530)	(11,051,770)	(76,255,152)	510,298,555
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	98,729,077	2,118,261	(2,250,802)	140,350	(18,629,578)	80,107,308
T. Rowe Price Large Cap Value Portfolio (Class A)	29,459,914	3,339,698	(4,588,139)	416,344	(6,278,465)	22,349,352
T. Rowe Price Mid Cap Growth Portfolio (Class A)	88,167,666	12,136,856	(720,270)	(7,712)	(34,278,677)	65,297,863
T. Rowe Price Small Cap Growth Portfolio (Class A)	142,503,641	24,878,120	(2,164,088)	269,330	(59,519,000)	105,968,003
TCW Core Fixed Income Portfolio (Class A)	684,805,244	8,670,673	(65,210,948)	(3,277,613)	(77,707,869)	547,279,487
VanEck Global Natural Resources Portfolio (Class A)	159,678,291	3,580,134	(51,341,795)	18,960,658	(16,599,403)	114,277,885
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	385,317,565	18,792,480	(31,238,297)	(1,179,208)	(73,007,242)	298,685,298
Western Asset Management U.S. Government Portfolio (Class A)	406,589,666	7,674,562	(54,045,249)	(5,787,317)	(27,593,436)	326,838,226

	$8,098,746,263	$632,399,556	$(713,699,470)	$(13,260,784)	$(1,744,661,940)	$6,259,523,625

BHFTI-23

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at June 30, 2022
AB International Bond Portfolio (Class A)	$1,097,634	$13,119,956	14,646,987
Allspring Mid Cap Value Portfolio (Class A)	25,853,263	957,528	12,086,489
Baillie Gifford International Stock Portfolio (Class A)	22,433,941	2,884,026	26,506,826
BlackRock Bond Income Portfolio (Class A)	823,277	20,102,268	7,294,643
BlackRock Capital Appreciation Portfolio (Class A)	5,340,556	—	680,944
BlackRock High Yield Portfolio (Class A)	—	4,945,901	13,519,372
Brighthouse Small Cap Value Portfolio (Class A)	19,781,969	1,037,307	8,197,303
Brighthouse/abrdn Emerging Markets Equity Portfolio (Class A)	13,151,874	937,576	10,221,095
Brighthouse/Artisan International Portfolio	32,738,714	1,894,525	20,608,641
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	20,453,271	1,353,936	636,859
Brighthouse/Dimensional International Small Company Portfolio (Class A)	14,170,045	3,455,257	13,547,576
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	—	5,204,836	14,916,169
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	—	7,077,520	27,010,578
Brighthouse/Templeton International Bond Portfolio (Class A)	—	—	15,807,912
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	6,711,111	545,309	1,257,991
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	9,031,173	309,002	3,414,853
CBRE Global Real Estate Portfolio (Class A)	7,969,765	3,663,039	7,821,751
Frontier Mid Cap Growth Portfolio (Class A)	34,109,861	—	5,175,431
Harris Oakmark International Portfolio (Class A)	19,070,092	8,637,127	30,997,025
Invesco Comstock Portfolio (Class A)	1,457,540	219,287	750,593
Invesco Global Equity Portfolio (Class A)	13,144,368	—	4,460,627
Invesco Small Cap Growth Portfolio (Class A)	23,939,968	—	9,989,551
Jennison Growth Portfolio (Class A)	6,680,772	—	2,579,892
JPMorgan Core Bond Portfolio (Class A)	—	11,105,388	43,627,697
JPMorgan Small Cap Value Portfolio (Class A)	27,590,765	971,246	7,237,936
Loomis Sayles Growth Portfolio (Class A)	1,999,253	—	1,911,571
MFS Research International Portfolio (Class A)	16,690,727	5,111,412	21,674,848
MFS Value Portfolio (Class A)	4,370,302	526,668	2,097,576
Morgan Stanley Discovery Portfolio (Class A)	17,613,681	—	7,533,198
Neuberger Berman Genesis Portfolio (Class A)	11,558,061	—	3,736,773
PIMCO Inflation Protected Bond Portfolio (Class A)	—	12,122,140	18,838,490
PIMCO Total Return Portfolio (Class A)	—	16,513,620	51,234,795
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	—	2,118,261	8,595,205
T. Rowe Price Large Cap Value Portfolio (Class A)	2,902,989	436,708	821,970
T. Rowe Price Mid Cap Growth Portfolio (Class A)	11,963,347	—	8,172,448
T. Rowe Price Small Cap Growth Portfolio (Class A)	21,217,556	250,685	6,689,899
TCW Core Fixed Income Portfolio (Class A)	—	8,670,673	60,808,832
VanEck Global Natural Resources Portfolio (Class A)	—	3,580,134	9,809,261
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	—	18,792,480	27,327,109
Western Asset Management U.S. Government Portfolio (Class A)	—	7,674,561	30,950,590

	$393,865,875	$164,218,376

8. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

BHFTI-24

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

9. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2022 was as follows:

Cost basis of investments	$10,425,084,523

Gross unrealized appreciation	58,408,573
Gross unrealized (depreciation)	(1,459,530,889)

Net unrealized appreciation (depreciation)	$(1,401,122,316)

The tax character of distributions paid for the years ended December 31, 2021 and 2020 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2021	2020	2021	2020	2021	2020
$333,991,017	$574,440,647	$350,641,596	$824,156,167	$684,632,613	$1,398,596,814

As of December 31, 2021, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation (Depreciation)	Accumulated Capital Losses	Total
$421,930,053	$684,614,563	$839,954,938	$—	$1,946,499,554

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2021, the Portfolio had no accumulated capital losses.

10. Recent Accounting Pronouncement

In January 2021, the FASB issued Accounting Standards Update No. 2021-01 (“ASU 2021-01”), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, as regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective through December 31, 2022, for all entities. The expedients and exceptions provided by the amendments do not apply to contract modifications and hedging relationships entered into or evaluated after December 31, 2022, except for hedging transactions as of December 31, 2022, that an entity has elected certain optional expedients for and that are retained through the end of the hedging relationship. Management expects that the adoption of the guidance will not have a material impact on the Portfolio’s financial statements.

BHFTI-25

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

For the period April 1, 2021 through March 31, 2022, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-26

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Managed By Allspring Global Investments, LLC and Delaware Investment Fund Advisers

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2022, the Class A and B shares of the Brighthouse Small Cap Value Portfolio returned -16.17% and -16.27%, respectively. The Portfolio’s benchmark, the Russell 2000 Value Index¹, returned -17.31%.

MARKET ENVIRONMENT / CONDITIONS

The Brighthouse Small Cap Value Portfolio is constructed in a multi-manager sleeve structure, with each of the two sleeves comprising roughtly 50% of Portfolio Assets.

The following commentary was provided by Allspring Global Investments, LLC.

The first calendar quarter of 2022 saw significant volatility around the Russia/Ukraine war, rising inflation, and Federal Reserve’s (the “Fed”) tightening of monetary policy. The Russia-Ukraine war increased concerns around commodity supply issues, driving higher inflation and causing future economic pressure. Continuing into the second calendar quarter, equity markets across all market caps and styles saw negative returns as investors expressed concerns around increased recession risks. The highest Consumer Price Index reading in over 40 years caused the Fed to raise the federal funds rates by 125 basis points (“bps”; 100 bps equal 1.00%) in the quarter. The quarter also saw record-high gasoline prices, significantly higher mortgage rates, and falling consumer sentiment pressure stock prices.

Against this backdrop, the Energy and Utilities sector performed the best within the Russell 2000 Value Index during the six-month period, while the Communication Services and Consumer Discretionary sectors were the worst-performing sectors within the Index.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The Portfolio sleeve outperformed the Russell 2000 Value Index over the six-month period. Stock selection drove the Portfolio’s outperformance relative to the Index, although sector allocation also benefitted the Portfolio. The Portfolio’s outperformance relative to the Index was primarily due to security selection in the Health Care and Materials sectors. An underweight in Communication Services, the worst performing sector in the Index, also contributed to relative performance. Underweights in Utilities and Energy, the best performing sectors in the Index, detracted from relative performance.

Innospec Inc. was the top relative contributor to the Portfolio overall. This position within the Materials sector is a global specialty chemicals producer. The market has been overly concerned about rising input costs and the associated delay in the recovery of Innospec’s end markets post-COVID, particularly international air travel. We view these conditions as temporary and indeed the company reported yet another solid quarterly earnings report in early May. Additionally, the rising price of oil, while a challenge to its fuel additives business, contributed to a brighter outlook for Innospec’s oil services business, where lots of upside leverage exists in its business model due to strong management of costs over the past year. Global air traffic continued to recover and, given that aviation fuel was Innospec’s highest-margin business, investors were appreciating the upside leverage there as well. In our view, all these factors have combined to contribute to a more positive outlook for Innospec, while the company continued to possess a debt-free balance sheet with significant financial flexibility that can be used to enhance shareholder returns.

Hanover Insurance Group Inc., within the Financials sector, was another top relative contributor to the overall Portfolio. Hanover shares outperformed during the period, following relatively strong year-end results across both commercial and consumer lines of business. In our assessment, Hanover has demonstrated a healthy ability to positively reprice its insurance products to reflect both hardening in the commercial and automobile lines of business. Additionally, we believe the company has positioned itself well for further potential gains by working with its agent-driven sales network to seek to improve underwriting and cut down on the potential for loss.

An underweight in Utilities and Energy detracted from relative performance. Our underweight in Energy was driven by the more attractive reward/risk opportunities in other sectors where companies have stronger competitive advantages, more control over their destinies, and higher financial flexibility given less dependence on the commodity price. We have also found better reward/risk opportunities outside of Utilities, which have historically tended to be highly regulated, therefore limiting their financial flexibility, and more sensitive to interest rate fluctuations.

Consumer Discretionary position Denny’s Corp. was a detractor within the overall Portfolio. Denny’s is the second-largest family dining restaurant chain in the United States. The company’s shares underperformed as it reported worse-than-expected quarterly results, reflecting a weakening overall consumer environment, sustained impacts of labor tightness on 24-hour operations, which continued to negatively affect same-store sales as well as significant inflation, which compressed company store margins. The company also announced the retirement of its long-time CEO and the acquisition of a small franchised chain based in Florida, Keke’s. While near-term results have been challenged by an overall difficult environment for restaurants, Denny’s continues to generate strong free cash flow, and while the consumer environment remains challenging, we believe Denny’s should be able to continue to take share from independents as the market softens. As the labor environment softens in a slowdown, in our view, labor availability should improve, allowing the company to fully restore 24/7 operations. Lastly, the rollout of ovens to the system should be completed by year end, which we believe should allow for a substantially improved dinner offering launch in 2023. We remain attracted to Denny’s reward/risk valuation over the long term.

The Portfolio made minor changes to positioning during the six-month period. Weights increased in the Energy and Financials sectors, while weights were reduced in the Consumer Discretionary

BHFTI-1

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Managed By Allspring Global Investments, LLC and Delaware Investment Fund Advisers

Portfolio Manager Commentary*—(Continued)

and Consumer Staples sectors as reward/risk ratios dictated. As of June 30, 2022, the Portfolio was highly diversified across sectors and industries, with the goal being to own companies that we believe present to us the best opportunity to seek alpha over the next 3 to 5 years, while at the same time seeking to preserve capital in times of market stress. At period-end, the Portfolio’s largest overweights were in the Industrials, Materials and Consumer Staples sectors. Within Industrials, the Portfolio owns an eclectic group of names that we believe to possess strong competitive advantages, sustainable free cash flow and flexible balance sheets. In Materials, the overweight is primarily due to opportunities we have found in the containers and packaging industry as well as the specialty chemical industry. The Portfolio’s largest underweights were in the Financials and Real Estate sectors. In the Real Estate sector, we are not currently finding enough companies that present attractive valuations on a reward-to-risk basis, and as such the Portfolio remained largely underweight the sector at period-end. Within Financials, the underweight is primarily to banks, where many of the stocks do not meet our strict criteria of having to possess long-term competitive advantages. Overall, these weights are driven by our bottom-up reward/risk process as well as our Portfolio construction methodology that seeks to isolate active risk to security selection as much as possible.

James Tringas

Bryant VanCronkhite

Portfolio Managers

Allspring Global Investments, LLC.

The following commentary was provided by Delaware Investment Fund Advisers.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The Portfolio outperformed the Russell 2000 Value Index during the review period. Stock selection and sector positioning contributed during the review period. The stock selection and a relative underweight allocation contributed in the Health Care and Communication Services sectors as the Portfolio’s holdings declined by less on average than those in the benchmark. The Portfolio’s holdings in the Consumer Discretionary sector declined by less on average than those in the benchmark, which contributed on a relative basis. Stock selection detracted in the Materials and Industrials sectors as the Portfolio’s holdings declined by more on average than those in the benchmark. The Energy sector of the benchmark was the strongest during the review period, and the Portfolio’s holdings in the Energy sector kept pace, though the Portfolio averaged a relative underweight during the review period, which detracted from performance.

Patterson-UTI Energy Inc. is one of the largest domestic land drillers. Within a poorly performing equity market, shares of Patterson-UTI Energy outperformed during the review period, as its rig count in the United States continued to increase and the average daily rate for rigs rose to levels not seen since prior to the pandemic. Patterson-UTI Energy has increased its capital budget as it continued to reactivate rigs due to demand from both public and private oil and gas producers. Patterson has increased its rig count from 110 at the beginning of the year to 124 in June. Patterson’s free cash flow is expected to increase and the demand for its oil and natural gas products remained strong despite the volatility in commodity prices.

Tower Semiconductor Ltd. is an independent semiconductor foundry providing integrated circuit manufacturing and related design services. On February 15, 2022, Tower Semiconductor announced that it had agreed to be acquired by Intel Corp. at a healthy premium, which resulted in outperformance for the Portfolio’s holding during the review period. The deal is expected to close in approximately 12 months and has been approved by the board of directors at Intel and Tower Semiconductor, as well as by shareholders.

Within the insurance industry of the Financials sector, the Portfolio’s holdings contributed to relative performance. Hanover Insurance Group Inc. is a property and casualty insurance company that issues commercial and personal lines insurance policies. Macroeconomic factors have a limited impact on the profitability of property and casualty insurance companies, which helped Hanover Insurance Group’s performance during the review period. We believe Hanover is a relatively well-positioned insurance company given the economic environment.

Within the Financials sector, the Portfolio’s banks industry holdings detracted from relative performance. Webster Financial Corp. is a regional bank with offices in Connecticut, New York, Massachusetts, and Rhode Island. In January 2022, Webster Financial completed a merger of equals with Sterling Bancorp, and we held shares of both companies in the Portfolio. Given the deal closed during the review period, the Portfolio did not hold shares of Sterling Bancorp at the end of the review period. Uncertainty surrounding the integration of Sterling Bancorp caused Webster Financial to trade lower during the review period relative to its regional bank peers. We believe Webster Financial trades at an attractive relative valuation.

Teradyne Inc. designs, manufactures and supports semiconductor test products and services on a worldwide basis. In January 2022, Teradyne reported financial results for its fiscal fourth quarter 2021. The financial report was in line with expectations; however, the company lowered its forward revenue projections for the first half of 2022, which pressured the stock. The company cited a decision made by a large customer to delay a transition to a new manufacturing node. The company and industry analysts had previously assumed that customers would make this transition, however, industry related supply chain issues caused a delay. The change in the company’s forward revenue projection was among the fundamentals we analyzed, and we determined to sell the Portfolio’s position prior to the end of the review period.

Stock selection detracted in the Materials sector during the review period. The Portfolios’ position in Louisiana-Pacific Corp., a leader

BHFTI-2

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Managed By Allspring Global Investments, LLC and Delaware Investment Fund Advisers

Portfolio Manager Commentary*—(Continued)

in high-performance building solutions and manufacturer of engineered wood building products for builders, remodelers, and homeowners underperformed. Louisiana-Pacific was negatively impacted by a decline in prices for oriented strand board (“OSB”), which is one of the products the company produces. The price of OSB had been elevated due to supply chain congestion and increased demand, and has returned to pre pandemic levels. Louisiana-Pacific continues to return free cash flow to shareholders through share repurchases and dividends.

The Portfolio ended the review period with overweights to sectors where we viewed valuations and free cash flow generation as more attractive. The Portfolio’s relative overweights remained in the Materials, Industrials, and Information Technology sectors. The Portfolio remained underweight relative to the benchmark in the Health Care, Real Estate, and Communication Services sectors.

Christopher S. Beck^

Kelley M. Carabasi

Steven G. Catricks

Michael Foley

Kent P. Madden

Portfolio Managers

Delaware Investments Fund Advisers

^ Christopher S. Beck relinquished his portfolio management duties for the Portfolio effective July 31, 2022.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The Russell 2000 Value Index is an unmanaged measure of performance of those Russell 2000 companies that have lower price-to-book ratios and lower forecasted growth values.

BHFTI-3

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

A $10,000 INVESTMENT COMPARED TO THE RUSSELL 2000 VALUE INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2022

	6 Month	1 Year	5 Year	10 Year
Brighthouse Small Cap Value Portfolio
Class A	-16.17	-10.79	5.81	9.72
Class B	-16.27	-11.03	5.54	9.44
Russell 2000 Value Index	-17.31	-16.28	4.89	9.06

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2022

Top Holdings

% of Net Assets
Spectrum Brands Holdings, Inc.	2.1
J & J Snack Foods Corp.	1.9
Mueller Industries, Inc.	1.8
Innospec, Inc.	1.7
Avient Corp.	1.6
Hanover Insurance Group, Inc. (The)	1.6
Hancock Whitney Corp.	1.4
Magnolia Oil & Gas Corp. - Class A	1.4
Patterson-UTI Energy, Inc.	1.3
Franklin Electric Co., Inc.	1.3

Top Sectors

% of Net Assets
Financials	22.1
Industrials	22.0
Materials	12.8
Consumer Discretionary	8.2
Consumer Staples	7.3
Energy	7.2
Information Technology	6.3
Health Care	4.4
Real Estate	4.1
Utilities	2.4

BHFTI-4

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2022 through June 30, 2022.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Brighthouse Small Cap Value Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period** January 1, 2022 to June 30, 2022
Class A (a)	Actual	0.76%	$1,000.00	$838.30	$3.46
	Hypothetical*	0.76%	$1,000.00	$1,021.03	$3.81

Class B (a)	Actual	1.01%	$1,000.00	$837.30	$4.60
	Hypothetical*	1.01%	$1,000.00	$1,019.79	$5.06

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 5 of the Notes to Financial Statements.

BHFTI-5

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—97.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.5%
Parsons Corp. (a) (b)	110,956	$4,484,842

Auto Components—1.1%
Adient plc (a) (b)	125,300	3,712,639
Holley, Inc. (a) (b)	615,358	6,461,259

		10,173,898

Banks—12.7%
Associated Banc-Corp. (b)	201,541	3,680,139
Bank of NT Butterfield & Son, Ltd. (The)	91,700	2,860,123
CVB Financial Corp. (b)	116,188	2,882,624
East West Bancorp, Inc. (b)	185,500	12,020,400
First Financial Bancorp (b)	207,200	4,019,680
First Hawaiian, Inc. (b)	107,770	2,447,457
First Interstate BancSystem, Inc. - Class A	179,187	6,828,816
FNB Corp.	667,800	7,252,308
Hancock Whitney Corp. (b)	312,530	13,854,455
Hope Bancorp, Inc.	192,840	2,668,906
Metropolitan Bank Holding Corp. (a) (b)	32,493	2,255,664
Renasant Corp. (b)	114,795	3,307,244
S&T Bancorp, Inc.	5,488	150,536
Sandy Spring Bancorp, Inc. (b)	64,300	2,512,201
SouthState Corp. (b)	65,180	5,028,637
Synovus Financial Corp. (b)	144,700	5,216,435
UMB Financial Corp. (b)	136,999	11,795,614
Umpqua Holdings Corp.	427,150	7,163,305
Valley National Bancorp	558,400	5,812,944
Webster Financial Corp.	259,102	10,921,149
Western Alliance Bancorp	122,800	8,669,680

		121,348,317

Beverages—0.4%
Primo Water Corp.	308,867	4,132,640

Building Products—3.7%
CSW Industrials, Inc. (b)	85,883	8,848,526
Griffon Corp. (b)	171,742	4,813,928
Janus International Group Inc. (a) (b)	258,041	2,330,110
JELD-WEN Holding, Inc. (a) (b)	74,323	1,084,373
Quanex Building Products Corp. (b)	276,375	6,287,531
Simpson Manufacturing Co., Inc. (b)	49,995	5,029,997
UFP Industries, Inc. (b)	56,944	3,880,164
Zurn Water Solutions Corp.	118,100	3,217,044

		35,491,673

Capital Markets—1.6%
Apollo Investment Corp.	185,536	1,998,223
GlassBridge Enterprises, Inc. (a) (b)	572	5,720
New Mountain Finance Corp. (b)	255,654	3,044,839
Stifel Financial Corp. (b)	171,750	9,621,435
Westwood Holdings Group, Inc. (b)	65,917	909,655

		15,579,872

Chemicals—6.7%
Ashland Global Holdings, Inc.	34,000	3,503,700

Chemicals—(Continued)
Avient Corp. (b)	378,153	$15,156,372
Diversey Holdings, Ltd. (a) (b)	194,674	1,284,849
Ecovyst, Inc. (b)	332,190	3,272,072
Element Solutions, Inc. (b)	77,929	1,387,136
HB Fuller Co. (b)	69,900	4,208,679
Huntsman Corp. (b)	175,300	4,969,755
Innospec, Inc. (b)	174,066	16,673,782
Minerals Technologies, Inc. (b)	22,942	1,407,262
NewMarket Corp. (b)	23,712	7,136,364
Schweitzer-Mauduit International, Inc. (b)	141,578	3,556,439
Scotts Miracle-Gro Co. (The) (b)	18,400	1,453,416

		64,009,826

Commercial Services & Supplies—1.7%
ACCO Brands Corp. (b)	372,571	2,432,889
Ennis, Inc. (b)	126,771	2,564,577
Harsco Corp. (a) (b)	156,030	1,109,373
Healthcare Services Group, Inc. (b)	59,497	1,035,843
Matthews International Corp. - Class A (b)	22,724	651,497
UniFirst Corp. (b)	26,700	4,597,206
Viad Corp. (a) (b)	118,839	3,281,145

		15,672,530

Communications Equipment—0.8%
NETGEAR, Inc. (a) (b)	32,224	596,788
NetScout Systems, Inc. (a) (b)	95,390	3,228,952
Viavi Solutions, Inc. (a)	281,100	3,718,953

		7,544,693

Construction & Engineering—1.7%
API Group Corp. (a) (b)	344,755	5,160,982
MasTec, Inc. (a) (b)	127,845	9,161,373
Primoris Services Corp. (b)	81,400	1,771,264

		16,093,619

Construction Materials—1.5%
Eagle Materials, Inc.	113,243	12,449,935
Summit Materials, Inc. - Class A (a) (b)	92,900	2,163,641

		14,613,576

Consumer Finance—0.1%
PROG Holdings, Inc. (a) (b)	49,700	820,050

Containers & Packaging—2.6%
Berry Global Group, Inc. (a)	127,303	6,955,836
Myers Industries, Inc. (b)	165,161	3,754,110
Silgan Holdings, Inc. (b)	203,027	8,395,166
TriMas Corp. (b)	209,428	5,799,061

		24,904,173

Diversified Consumer Services—0.4%
Service Corp. International	55,050	3,805,056

Diversified Financial Services—0.3%
Jackson Financial, Inc. - Class A (b)	118,984	3,182,822

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electric Utilities—1.2%
ALLETE, Inc. (b)	67,735	$3,981,463
Hawaiian Electric Industries, Inc. (b)	81,984	3,353,146
OGE Energy Corp.	115,600	4,457,536

		11,792,145

Electrical Equipment—1.9%
Atkore, Inc. (a) (b)	149,664	12,423,608
Babcock & Wilcox Enterprises, Inc. (a) (b)	241,388	1,455,570
Regal Rexnord Corp. (b)	33,806	3,837,657

		17,716,835

Electronic Equipment, Instruments & Components—2.1%
Belden, Inc.	117,735	6,271,744
Flex, Ltd. (a)	372,137	5,384,822
TD SYNNEX Corp. (b)	34,900	3,179,390
TTM Technologies, Inc. (a)	328,376	4,104,700
Vishay Intertechnology, Inc.	71,000	1,265,220

		20,205,876

Energy Equipment & Services—1.7%
Dril-Quip, Inc. (a)	34,756	896,705
Forum Energy Technologies, Inc. (a) (b)	18,776	368,385
Helix Energy Solutions Group, Inc. (a) (b)	166,628	516,547
Liberty Energy, Inc., Inc. (a) (b)	142,995	1,824,616
Patterson-UTI Energy, Inc. (b)	814,503	12,836,567

		16,442,820

Equity Real Estate Investment Trusts—4.1%
Brandywine Realty Trust (b)	339,900	3,276,636
Independence Realty Trust, Inc.	161,500	3,347,895
Kite Realty Group Trust	218,963	3,785,870
Life Storage, Inc.	39,950	4,460,817
LXP Industrial Trust (b)	337,300	3,622,602
National Health Investors, Inc. (b)	75,200	4,557,872
Outfront Media, Inc.	244,750	4,148,513
RPT Realty	218,400	2,146,872
Spirit Realty Capital, Inc.	134,600	5,085,188
Summit Hotel Properties, Inc. (a) (b)	258,600	1,880,022
Washington Real Estate Investment Trust (b)	144,483	3,078,933

		39,391,220

Food & Staples Retailing—0.5%
Performance Food Group Co. (a)	97,581	4,486,774

Food Products—3.0%
J & J Snack Foods Corp. (b)	132,885	18,558,719
Nomad Foods, Ltd. (a)	334,940	6,695,451
Tootsie Roll Industries, Inc. (b)	67,880	2,399,558
UTZ Brands, Inc. (b)	93,300	1,289,406

		28,943,134

Gas Utilities—0.5%
Southwest Gas Holdings, Inc.	55,000	4,789,400

Health Care Equipment & Supplies—2.1%
Avanos Medical, Inc. (a)	85,100	$2,326,634
Integer Holdings Corp. (a) (b)	56,800	4,013,488
Integra LifeSciences Holdings Corp. (a)	77,800	4,203,534
Natus Medical, Inc. (a)	96,894	3,175,216
NuVasive, Inc. (a)	61,500	3,023,340
Varex Imaging Corp. (a) (b)	165,684	3,543,981

		20,286,193

Health Care Providers & Services—1.4%
Owens & Minor, Inc. (b)	170,674	5,367,697
Patterson Cos., Inc. (b)	112,186	3,399,236
Premier, Inc. - Class A	52,593	1,876,518
Select Medical Holdings Corp.	121,100	2,860,382

		13,503,833

Hotels, Restaurants & Leisure—2.6%
Bowlero Corp. (a) (b)	48,568	514,335
Choice Hotels International, Inc. (b)	22,500	2,511,675
Cracker Barrel Old Country Store, Inc. (b)	30,000	2,504,700
Denny’s Corp. (a) (b)	556,576	4,831,080
Dine Brands Global, Inc. (b)	104,261	6,785,306
Jack in the Box, Inc. (b)	83,734	4,694,128
Texas Roadhouse, Inc.	44,500	3,257,400

		25,098,624

Household Durables—1.7%
Helen of Troy, Ltd. (a) (b)	53,334	8,661,975
KB Home	105,500	3,002,530
Meritage Homes Corp. (a) (b)	48,400	3,509,000
Tupperware Brands Corp. (a) (b)	198,631	1,259,321

		16,432,826

Household Products—3.0%
Central Garden and Pet Co. (Non-Voting Shares) - Class A (a) (b)	121,482	4,860,495
Central Garden and Pet Co. (Voting Shares) (a) (b)	90,711	3,847,961
Spectrum Brands Holdings, Inc. (b)	241,727	19,826,448

		28,534,904

Insurance—5.7%
American Equity Investment Life Holding Co. (b)	214,700	7,851,579
CNO Financial Group, Inc. (b)	84,875	1,535,389
Enstar Group, Ltd. (a) (b)	29,828	6,382,595
Hanover Insurance Group, Inc. (The) (b)	103,523	15,140,239
Kemper Corp. (b)	53,300	2,553,070
National Western Life Group, Inc. - Class A (b)	6,933	1,405,319
ProAssurance Corp. (b)	123,766	2,924,590
Selective Insurance Group, Inc. (b)	90,090	7,832,425
Stewart Information Services Corp.	184,164	9,162,159

		54,787,365

IT Services—0.9%
Concentrix Corp. (b)	23,700	3,214,668
Kyndryl Holdings, Inc. (a) (b)	151,432	1,481,005

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
Maximus, Inc.	58,605	$3,663,399

		8,359,072

Leisure Products—0.3%
Acushnet Holdings Corp. (b)	74,400	3,100,992

Life Sciences Tools & Services—0.1%
Syneos Health, Inc. (a)	17,231	1,235,118

Machinery—7.3%
Alamo Group, Inc. (b)	29,418	3,425,138
Altra Industrial Motion Corp. (b)	121,300	4,275,825
Barnes Group, Inc. (b)	108,500	3,378,690
Columbus McKinnon Corp. (b)	96,337	2,733,081
Douglas Dynamics, Inc. (b)	183,944	5,286,550
Franklin Electric Co., Inc. (b)	174,979	12,818,961
Hillenbrand, Inc. (b)	50,991	2,088,591
Hillman Solutions Corp. (a) (b)	564,776	4,879,665
ITT, Inc.	88,930	5,979,653
Kadant, Inc. (b)	30,781	5,612,915
Mayville Engineering Co., Inc. (a)	161,993	1,253,826
Mueller Industries, Inc. (b)	317,000	16,892,930
NN, Inc. (a) (b)	89,815	227,232
SPX Corp. (a) (b)	12,615	666,577

		69,519,634

Marine—0.4%
Kirby Corp. (a)	56,800	3,455,712

Media—0.9%
Cable One, Inc.	1,750	2,256,310
DallasNews Corp. (b)	46,771	296,060
Nexstar Media Group, Inc. - Class A	22,800	3,713,664
Thryv Holdings, Inc. (a) (b)	81,092	1,815,650

		8,081,684

Metals & Mining—0.5%
Arconic Corp. (a)	152,200	4,269,210
Compass Minerals International, Inc. (b)	25,094	888,077

		5,157,287

Mortgage Real Estate Investment Trusts—1.6%
AGNC Investment Corp. (b)	330,303	3,656,454
Apollo Commercial Real Estate Finance, Inc. (b)	236,845	2,472,662
New York Mortgage Trust, Inc. (b)	1,139,597	3,145,288
Two Harbors Investment Corp. (b)	1,243,258	6,191,425

		15,465,829

Multi-Utilities—0.6%
Black Hills Corp. (b)	82,540	6,006,436

Multiline Retail—0.3%
Franchise Group, Inc. (b)	90,065	3,158,580

Oil, Gas & Consumable Fuels—5.2%
Alto Ingredients, Inc. (a) (b)	212,438	$788,145
Berry Corp. (b)	210,231	1,601,960
Callon Petroleum Co. (a) (b)	50,820	1,992,144
CNX Resources Corp. (a)	366,750	6,036,705
Delek U.S. Holdings, Inc. (a)	97,000	2,506,480
Magnolia Oil & Gas Corp. - Class A (b)	616,206	12,934,164
Matador Resources Co. (b)	92,080	4,290,007
Murphy Oil Corp.	147,600	4,456,044
Nordic American Tankers, Ltd. (b)	405,564	863,851
Northern Oil and Gas, Inc. (b)	81,680	2,063,237
Southwestern Energy Co. (a) (b)	939,183	5,869,894
Whiting Petroleum Corp. (b)	92,862	6,317,402

		49,720,033

Paper & Forest Products—1.4%
Louisiana-Pacific Corp. (b)	157,700	8,265,057
Neenah, Inc. (b)	153,767	5,249,605

		13,514,662

Pharmaceuticals—0.8%
Perrigo Co. plc (b)	73,808	2,994,390
Prestige Consumer Healthcare, Inc. (a) (b)	73,286	4,309,217

		7,303,607

Professional Services—2.3%
CACI International, Inc. - Class A (a)	16,900	4,762,082
CBIZ, Inc. (a) (b)	164,692	6,581,092
KBR, Inc. (b)	95,360	4,614,471
Korn Ferry (b)	105,864	6,142,229

		22,099,874

Real Estate Management & Development—0.0%
Doma Holdings, Inc. (a) (b)	88,446	91,099

Road & Rail—1.1%
Saia, Inc. (a)	8,800	1,654,400
Werner Enterprises, Inc.	226,173	8,716,707

		10,371,107

Semiconductors & Semiconductor Equipment—1.9%
Cirrus Logic, Inc. (a)	57,500	4,171,050
Diodes, Inc. (a) (b)	55,200	3,564,264
Power Integrations, Inc.	53,500	4,013,035
Tower Semiconductor, Ltd. (U.S. Listed Shares) (a)	135,400	6,252,772

		18,001,121

Software—0.6%
E2open Parent Holdings, Inc. (a) (b)	271,955	2,115,810
NCR Corp. (a) (b)	90,484	2,814,957
Synchronoss Technologies, Inc. (a) (b)	439,304	505,200

		5,435,967

Special Purpose Acquisition Companies—0.3%
Pershing Square Tontine Holdings, Ltd. - Class A (a)	140,969	2,815,151

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Specialty Retail—0.5%
Group 1 Automotive, Inc. (b)	25,600	$4,346,880

Technology Hardware, Storage & Peripherals—0.1%
Xerox Holdings Corp. (b)	32,075	476,314

Textiles, Apparel & Luxury Goods—1.2%
Columbia Sportswear Co.	31,672	2,267,082
Delta Apparel, Inc. (a) (b)	61,202	1,736,301
Steven Madden, Ltd. (b)	151,849	4,891,056
Wolverine World Wide, Inc. (b)	145,188	2,926,990

		11,821,429

Thrifts & Mortgage Finance—0.4%
Essent Group, Ltd.	94,900	3,691,610

Trading Companies & Distributors—1.6%
Air Lease Corp. (b)	86,250	2,883,337
Custom Truck One Source, Inc. (a) (b)	490,378	2,746,117
H&E Equipment Services, Inc.	67,800	1,964,166
WESCO International, Inc. (a)	74,500	7,978,950

		15,572,570

Total Common Stocks (Cost $805,893,256)		933,071,304

Short-Term Investment—2.4%

Repurchase Agreement—2.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/22 at 0.350%, due on 07/01/22 with a maturity value of $22,497,091; collateralized by U.S. Treasury Note with rates ranging from 2.875% - 3.000%, maturity dates ranging from 06/30/24 - 06/15/25, and an aggregate market value of $22,946,926.	22,496,873	22,496,873

Total Short-Term Investments (Cost $22,496,873)		22,496,873

Securities Lending Reinvestments (c)—26.4%

Certificates of Deposit—10.8%
Bank of Montreal 1.900%, FEDEFF PRV + 0.320%, 10/04/22 (d)	4,000,000	4,000,000
Bank of Montreal (Chicago) 2.040%, FEDEFF PRV + 0.460%, 03/02/23 (d)	6,000,000	6,000,370
Bank of Nova Scotia
1.640%, SOFR + 0.130%, 07/07/22 (d)	1,000,000	1,000,017
1.960%, FEDEFF PRV + 0.380%, 01/06/23 (d)	6,000,000	6,000,924
Barclays Bank plc 1.970%, SOFR + 0.450%, 10/07/22 (d)	4,000,000	4,001,292
BNP Paribas S.A. 1.730%, SOFR + 0.220%, 11/17/22 (d)	2,000,000	1,997,522
Canadian Imperial Bank of Commerce (NY)
1.760%, SOFR + 0.250%, 02/03/23 (d)	3,000,000	2,995,219
2.010%, SOFR + 0.500%, 03/03/23 (d)	3,000,000	2,999,215
Commonwealth Bank of Australia 1.900%, SOFR + 0.390%, 11/17/22 (d)	2,000,000	1,999,922
Cooperatieve Rabobank UA 2.080%, SOFR + 0.570%, 09/19/22 (d)	5,000,000	5,000,000
Credit Agricole S.A. 1.950%, FEDEFF PRV + 0.370%, 11/18/22 (d)	3,000,000	2,999,994
Credit Industriel et Commercial 1.890%, SOFR + 0.380%, 10/25/22 (d)	5,000,000	4,999,675
Credit Industriel et Commercial (NY) 1.720%, SOFR + 0.210%, 11/08/22 (d)	3,000,000	2,997,717
Goldman Sachs Bank USA 1.710%, SOFR + 0.190%, 09/02/22 (d)	7,000,000	6,998,502
Mizuho Bank, Ltd. 1.810%, SOFR + 0.290%, 07/26/22 (d)	5,000,000	4,999,340
National Australia Bank, Ltd. 1.910%, SOFR + 0.400%, 11/04/22 (d)	2,000,000	2,000,000
Nordea Bank Abp (NY) 1.960%, SOFR + 0.450%, 08/30/22 (d)	2,000,000	2,000,368
1.980%, SOFR + 0.460%, 02/13/23 (d)	2,000,000	1,999,620
2.020%, SOFR + 0.500%, 02/27/23 (d)	3,000,000	3,000,192
Norinchukin Bank
1.790%, SOFR + 0.280%, 08/16/22 (d)	4,000,000	3,999,740
1.810%, SOFR + 0.300%, 07/14/22 (d)	2,000,000	2,000,000
Oversea-Chinese Banking Corp., Ltd. 1.960%, SOFR + 0.440%, 09/26/22 (d)	3,000,000	3,000,729
Rabobank (London) 2.050%, SOFR + 0.530%, 05/16/23 (d)	2,000,000	2,000,000
Royal Bank of Canada 1.760%, SOFR + 0.250%, 01/11/23 (d)	6,000,000	5,993,268
Skandinaviska Enskilda Banken AB 1.630%, 09/02/22	1,000,000	999,373
Standard Chartered Bank (NY)
1.700%, SOFR + 0.190%, 08/25/22 (d)	3,000,000	2,999,015
1.980%, FEDEFF PRV + 0.400%, 12/23/22 (d)	2,000,000	2,000,000
Sumitomo Mitsui Banking Corp.
1.910%, SOFR + 0.400%, 11/02/22 (d)	4,000,000	3,999,828
1.960%, SOFR + 0.450%, 09/06/22 (d)	2,000,000	2,000,326
Svenska Handelsbanken AB 1.870%, SOFR + 0.350%, 10/13/22 (d)	3,000,000	2,999,913
Westpac Banking Corp. 1.740%, SOFR + 0.230%, 02/17/23 (d)	3,000,000	2,995,776

		102,977,857

Commercial Paper—2.1%
Australia & New Zealand Banking Group, Ltd. 1.910%, SOFR + 0.400%, 12/01/22 (d)	5,000,000	5,001,480
DNB Bank ASA 2.070%, SOFR + 0.550%, 09/07/22 (d)	3,000,000	3,001,146
Liberty Street Funding LLC 1.550%, 07/01/22	1,000,000	999,952

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Skandinaviska Enskilda Banken AB 1.900%, SOFR + 0.390%, 11/03/22 (d)	3,000,000	$3,000,000
Societe Generale 1.700%, SOFR + 0.190%, 08/18/22 (d)	2,000,000	1,999,620
UBS AG 2.090%, SOFR + 0.570%, 03/23/23 (d)	6,000,000	6,000,000

		20,002,198

Repurchase Agreements—12.0%
Cantor Fitzgerald & Co. Repurchase Agreement dated 06/30/22 at 1.550%, due on 07/01/22 with a maturity value of $8,000,344; collateralized by U.S. Government Agency Obligations with rates ranging from 0.295% - 8.000%, maturity dates ranging from 09/15/22 - 02/20/72, and an aggregate market value of $8,160,000.	8,000,000	8,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 06/30/22 at 1.870%, due on 08/04/22 with a maturity value of $5,009,090; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.875%, maturity dates ranging from 09/30/26 - 02/15/48, and various Common Stock with an aggregate market value of $5,100,260.	5,000,000	5,000,000
National Bank Financial, Inc. Repurchase Agreement dated 06/30/22 at 1.570%, due on 07/01/22 with a maturity value of $10,000,436; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.375%, maturity dates ranging from 09/22/22 - 11/15/48, and an aggregate market value of $10,214,034.	10,000,000	10,000,000
National Bank of Canada
Repurchase Agreement dated 06/30/22 at 1.570%, due on 07/07/22 with a maturity value of $11,503,511; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.375%, maturity dates ranging from 07/31/22 - 08/15/51, and an aggregate market value of $11,746,135.	11,500,000	11,500,000
Repurchase Agreement dated 06/30/22 at 1.700%, due on 07/07/22 with a maturity value of $15,004,958; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.000%, maturity dates ranging from 11/03/22 - 02/15/51, and various Common Stock with an aggregate market value of $16,542,104.	15,000,000	15,000,000
Natwest Markets Securities, Inc. Repurchase Agreement dated 06/30/22 at 1.480%, due on 07/01/22 with a maturity value of $5,835,097; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 07/05/22 - 11/15/49, and an aggregate market value of $5,951,800.	5,834,857	5,834,857
NBC Global Finance, Ltd. Repurchase Agreement dated 06/30/22 at 1.735%, due on 07/07/22 with a maturity value of $2,900,978; collateralized by various Common Stock with an aggregate market value of $3,224,165.	2,900,000	2,900,000
Societe Generale
Repurchase Agreement dated 06/30/22 at 1.500%, due on 07/01/22 with a maturity value of $11,000,458; collateralized by U.S. Treasury Obligations with rates ranging from 0.375% - 3.000%, maturity dates ranging from 10/31/22 - 08/15/48, and an aggregate market value of $11,224,208.	11,000,000	11,000,000
Repurchase Agreement dated 06/30/22 at 1.500%, due on 07/01/22 with a maturity value of $1,600,067; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 01/31/23 - 02/15/32, and an aggregate market value of $1,632,612.	1,600,000	1,600,000
Repurchase Agreement dated 06/30/22 at 1.620%, due on 07/01/22 with a maturity value of $7,500,338; collateralized by various Common Stock with an aggregate market value of $8,335,292.	7,500,000	7,500,000
Repurchase Agreement dated 06/30/22 at 1.660%, due on 07/01/22 with a maturity value of $2,000,092; collateralized by various Common Stock with an aggregate market value of $2,223,652.	2,000,000	2,000,000
Repurchase Agreement dated 06/30/22 at 1.670%, due on 07/07/22 with a maturity value of $4,201,364; collateralized by various Common Stock with an aggregate market value of $4,669,668.	4,200,000	4,200,000
TD Prime Services LLC Repurchase Agreement dated 06/30/22 at 1.650%, due on 07/01/22 with a maturity value of $30,201,384; collateralized by various Common Stock with an aggregate market value of $33,246,028.	30,200,000	30,200,000

		114,734,857

Time Deposits—0.7%
Credit Agricole Corp. & Investment Bank (NY) 1.560%, 07/01/22	2,000,000	2,000,000
National Bank of Canada 1.620%, OBFR + 0.050%, 07/07/22 (d)	5,000,000	5,000,000

		7,000,000

Mutual Funds—0.8%
HSBC U.S. Government Money Market Fund, Class I 1.470% (e)	8,000,000	8,000,000

Total Securities Lending Reinvestments (Cost $252,734,857)		252,714,912

Total Investments—126.4% (Cost $1,081,124,986)		1,208,283,089
Other assets and liabilities (net)—(26.4)%		(252,615,470)

Net Assets—100.0%		$955,667,619

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of June 30, 2022, the market value of securities loaned was $245,603,154 and the collateral received consisted of cash in the amount of $252,734,814 and non-cash collateral with a value of $930,423. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2022.

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

(d)	Variable or floating rate security. The stated rate represents the rate at June 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset-
and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of June 30, 2022.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$933,071,304	$—	$—	$933,071,304
Total Short-Term Investment*	—	22,496,873	—	22,496,873
Securities Lending Reinvestments
Certificates of Deposit	—	102,977,857	—	102,977,857
Commercial Paper	—	20,002,198	—	20,002,198
Repurchase Agreements	—	114,734,857	—	114,734,857
Time Deposits	—	7,000,000	—	7,000,000
Mutual Funds	8,000,000	—	—	8,000,000
Total Securities Lending Reinvestments	8,000,000	244,714,912	—	252,714,912
Total Investments	$941,071,304	$267,211,785	$—	$1,208,283,089

Collateral for Securities Loaned (Liability)	$—	$(252,734,814)	$—	$(252,734,814)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets
Investments at value (a) (b)	$1,208,283,089
Receivable for:
Investments sold	1,923,865
Fund shares sold	16,745
Dividends and interest	1,314,106

Total Assets	1,211,537,805

Liabilities
Collateral for securities loaned	252,734,814
Payables for:
Investments purchased	1,974,983
Fund shares redeemed	109,177
Accrued Expenses:
Management fees	602,844
Distribution and service fees	74,157
Deferred trustees’ fees	167,434
Other expenses	206,777

Total Liabilities	255,870,186

Net Assets	$955,667,619

Net Assets Consist of:
Paid in surplus	$772,310,559
Distributable earnings (Accumulated losses)	183,357,060

Net Assets	$955,667,619

Net Assets
Class A	$609,454,936
Class B	346,212,683
Capital Shares Outstanding*
Class A	46,550,904
Class B	26,788,716
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$13.09
Class B	12.92

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,081,124,986.
(b)	Includes securities loaned at value of $245,603,154.

Statement of Operations

Six Months Ended June 30, 2022 (Unaudited)

Investment Income
Dividends (a)	$9,415,900
Interest	4,296
Securities lending income	179,865

Total investment income	9,600,061

Expenses
Management fees	4,101,267
Administration fees	26,287
Custodian and accounting fees	59,238
Distribution and service fees—Class B	492,376
Audit and tax services	23,259
Legal	20,427
Shareholder reporting	20,636
Insurance	4,574
Miscellaneous (b)	4,966

Total expenses	4,753,030
Less management fee waiver	(89,999)
Less broker commission recapture	(3,066)

Net expenses	4,659,965

Net Investment Income	4,940,096

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	58,374,160
Foreign currency transactions	(2)

Net realized gain (loss)	58,374,158

Net change in unrealized depreciation on investments	(252,190,263)

Net realized and unrealized gain (loss)	(193,816,105)

Net Increase (Decrease) in Net Assets From Operations	$(188,876,009)

(a)	Net of foreign withholding taxes of $6,560.
(b)	Includes $19,894 in Trustees’ fees and expenses and $21,639 in deferred Trustee compensation losses.

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$4,940,096	$9,078,279
Net realized gain (loss)	58,374,158	177,051,359
Net change in unrealized appreciation (depreciation)	(252,190,263)	166,542,313

Increase (decrease) in net assets from operations	(188,876,009)	352,671,951

From Distributions to Shareholders
Class A	(118,357,469)	(8,369,683)
Class B	(67,134,158)	(3,752,616)

Total distributions	(185,491,627)	(12,122,299)

Increase (decrease) in net assets from capital share transactions	94,060,501	(328,881,475)

Total increase (decrease) in net assets	(280,307,135)	11,668,177

Net Assets
Beginning of period	1,235,974,754	1,224,306,577

End of period	$955,667,619	$1,235,974,754

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Value	Shares	Value
Class A
Sales	274,324	$5,008,351	412,739	$7,388,422
Reinvestments	8,799,812	118,357,469	452,415	8,369,683
Redemptions	(4,037,179)	(74,155,470)	(15,634,753)	(271,732,940)

Net increase (decrease)	5,036,957	$49,210,350	(14,769,599)	$(255,974,835)

Class B
Sales	562,016	$9,740,969	1,302,332	$23,167,006
Reinvestments	5,055,283	67,134,158	205,173	3,752,616
Redemptions	(1,803,814)	(32,024,976)	(5,715,383)	(99,826,262)

Net increase (decrease)	3,813,485	$44,850,151	(4,207,878)	$(72,906,640)

Increase (decrease) derived from capital shares transactions		$94,060,501		$(328,881,475)

See accompanying notes to financial statements.

BHFTI-13

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$19.25		$14.72	$15.76	$13.54	$17.01	$15.94

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.09		0.14	0.17	0.23	0.20	0.23
Net realized and unrealized gain (loss)	(3.11)		4.58	(0.46)	3.50	(2.53)	1.61

Total income (loss) from investment operations	(3.02)		4.72	(0.29)	3.73	(2.33)	1.84

Less Distributions
Distributions from net investment income	(0.16)		(0.18)	(0.20)	(0.18)	(0.22)	(0.19)
Distributions from net realized capital gains	(2.98)		(0.01)	(0.55)	(1.33)	(0.92)	(0.58)

Total distributions	(3.14)		(0.19)	(0.75)	(1.51)	(1.14)	(0.77)

Net Asset Value, End of Period	$13.09		$19.25	$14.72	$15.76	$13.54	$17.01

Total Return (%) (b)	(16.17	)(d)	32.12 (c)	(0.32)	29.06 (c)	(14.97)	11.98

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.77	(e)	0.77	0.79	0.79	0.78	0.78
Net ratio of expenses to average net assets (%) (f)	0.76	(e)	0.75	0.78	0.78	0.77	0.78
Ratio of net investment income (loss) to average net assets (%)	0.98	(e)	0.81	1.37	1.54	1.23	1.41
Portfolio turnover rate (%)	9	(d)	18	38	25	29	22
Net assets, end of period (in millions)	$609.5		$799.1	$828.7	$567.7	$475.3	$566.0

	Class B
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$19.01		$14.55	$15.58	$13.39	$16.84	$15.79

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.06		0.10	0.13	0.19	0.16	0.18
Net realized and unrealized gain (loss)	(3.06)		4.52	(0.44)	3.47	(2.52)	1.60

Total income (loss) from investment operations	(3.00)		4.62	(0.31)	3.66	(2.36)	1.78

Less Distributions
Distributions from net investment income	(0.11)		(0.15)	(0.17)	(0.14)	(0.17)	(0.15)
Distributions from net realized capital gains	(2.98)		(0.01)	(0.55)	(1.33)	(0.92)	(0.58)

Total distributions	(3.09)		(0.16)	(0.72)	(1.47)	(1.09)	(0.73)

Net Asset Value, End of Period	$12.92		$19.01	$14.55	$15.58	$13.39	$16.84

Total Return (%) (b)	(16.27	)(d)	31.77 (c)	(0.57)	28.78 (c)	(15.23)	11.70

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.02	(e)	1.02	1.04	1.04	1.03	1.03
Net ratio of expenses to average net assets (%) (f)	1.01	(e)	1.00	1.03	1.03	1.02	1.03
Ratio of net investment income (loss) to average net assets (%)	0.74	(e)	0.57	1.08	1.29	0.97	1.16
Portfolio turnover rate (%)	9	(d)	18	38	25	29	22
Net assets, end of period (in millions)	$346.2		$436.8	$395.6	$406.8	$361.2	$476.0

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Includes gains from settlement of security litigations; excluding these gains, the total return for Class A and Class B would have been 31.92% and 31.56% for the year ended December 31, 2021, and 28.49% and 28.20% for the year ended December 31, 2019, respectively.
(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).

See accompanying notes to financial statements.

BHFTI-14

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Notes to Financial Statements—June 30, 2022 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-four series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is Brighthouse Small Cap Value Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A and B shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2022 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946- Financial Services- Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued in reference to similar instruments traded on active markets are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from third-party pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost

BHFTI-15

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

In December 2020, the Securities and Exchange Commission adopted Rule 2a-5, Good Faith Determinations of Fair Value, under the 1940 Act, which is intended to address valuation practices and the role of the board of directors with respect to the fair value of the investments of a registered investment company. Among other things, Rule 2a-5 will permit the Portfolio’s Board to designate the Portfolio’s primary investment adviser to perform the Portfolio’s fair value determinations, which will be subject to the Board’s oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the investment adviser’s fair value determinations. Compliance with Rule 2a-5 will be required beginning in September 2022. The Portfolio’s valuation policies and related practices may be impacted as the Portfolio comes into compliance with Rule 2a-5.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization

BHFTI-16

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed. As of June 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure.

Special Purpose Acquisition Companies - The Portfolio may invest in Special Purpose Acquisition Companies (“SPAC”). A SPAC is typically a publicly traded company that raises investment capital via an initial public offering (an “IPO”) for the purpose of acquiring one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transaction (each a “Transaction”). If the Portfolio purchases shares of a SPAC in an IPO it will generally bear a sales commission, which may be significant. The shares of a SPAC are often issued in “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares or partial shares. In some cases, the rights and warrants may be separated from the common stock at the election of the holder, after which they may become freely tradeable. After going public and until a Transaction is completed, a SPAC generally invests the proceeds of its IPO (less a portion retained to cover expenses) in U.S. Government securities, money market securities and cash. To the extent the SPAC is invested in cash or similar securities, this may impact the Portfolio’s ability to meet its investment objective(s). If a SPAC does not complete a Transaction within a specified period of time after going public, the SPAC is typically dissolved, at which point the invested funds are returned to the SPAC’s shareholders (less certain permitted expenses) and any rights or warrants issued by the SPAC expire worthless. SPACs generally provide their investors with the option of redeeming an investment in the SPAC at or around the time of effecting a Transaction. In some cases, the Portfolio may forfeit its right to receive additional warrants or other interests in the SPAC if it redeems its interest in the SPAC in connection with a Transaction. Because SPACs often do not have an operating history or ongoing business other than seeking a Transaction, the value of their securities may be particularly dependent on the quality of its management and on the ability of the SPAC’s management to identify and complete a profitable Transaction. Some SPACs may pursue Transactions only within certain industries or regions, which may increase the volatility of an investment in them. In addition, the securities issued by a SPAC, which may be traded in the OTC market, may become illiquid and/or may be subject to restrictions on resale. Other risks of investing in SPACs include that: a significant portion of the monies raised by the SPAC may be expended during the search for a target Transaction; an attractive Transaction may not be identified at all (or any requisite approvals may not be obtained) and the SPAC may be required to return any remaining monies to shareholders; a Transaction once identified or effected may prove unsuccessful and an investment in the SPAC may lose value; the warrants or other rights with respect to the SPAC held by the Portfolio may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; and an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2022, the Portfolio had direct investments in repurchase agreements with a gross value of $22,496,873. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $114,734,857. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2022.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur, any interest earned, and any dividends declared during the term of the loan, would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio

BHFTI-17

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

generally receives cash, U.S. Government securities, letters of credit, or other collateral deemed appropriate by the Adviser. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, including repurchase agreements with respect to equity securities, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. The value of the securities on loan may change each business day. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2022 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2022 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2022.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

All securities on loan are classified as Common Stocks in the Portfolio’s Schedule of Investments as of June 30, 2022. For all securities on loan, the remaining contractual maturity of the agreements is overnight and continuous.

Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with Capital Institutional Services, Inc. (“CAPIS”). Under this arrangement, the Portfolio directs certain trades to CAPIS in return for a recapture credit. CAPIS issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as broker commission recapture on the Statement of Operations of the Portfolio. Additionally, these amounts have been excluded from the calculation of the net ratio of expenses to average net assets presented in the Financial Highlights for each share class.

3. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the COVID-19 pandemic. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The COVID-19 pandemic has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this pandemic, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. At this time, it is still not possible to estimate the severity or duration of the COVID-19 pandemic, including the severity, duration and frequency of any additional “waves” or emerging variants of COVID-19. It is also still not possible to estimate the duration or frequency of the utilization of any therapeutic treatments and vaccines for COVID-19 or variants thereof. It is likewise still not possible to predict or estimate the longer-term effects of the COVID-19 pandemic, or any actions taken to contain or address the pandemic, on the Portfolios, the financial markets, and economy at large. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

BHFTI-18

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

In late February 2022, Russian military forces invaded Ukraine, significantly amplifying already existing geopolitical tensions among Russia, Ukraine, Europe, NATO, and the West. Russia’s invasion, the responses of countries and political bodies to Russia’s actions, and the potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities such as oil and natural gas. Following Russia’s actions, various countries, including the U.S., Canada, the United Kingdom, Germany, and France, as well as the European Union, issued broad-ranging economic sanctions against Russia. Sanctions threatened or imposed by these jurisdictions, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or the Portfolio. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Portfolio. Sanctions, or the threat of new or modified sanctions, could impair the ability of the Portfolio to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Portfolio, even if the Portfolio does not have direct exposure to securities of Russian issuers.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, which is the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In 2017, the UK Financial Conduct Authority (FCA) announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. dollar LIBOR and the Sterling Overnight Interbank Average Rate for GBP LIBOR). Various financial industry groups have been planning for the transition away from LIBOR and markets are developing in response to these new rates, but there are concerns around liquidity of the new rates and obstacles to converting certain securities and transactions to new rates. Neither the effect of the transition process nor its ultimate success can yet be known. The transition away from and eventual elimination of LIBOR may adversely affect the interest rates on, and liquidity and value of, certain assets and liabilities of the Portfolio that are tied to LIBOR. These may include bank loans, floating rate securities, structured securities (including asset-backed and mortgage-backed securities), other debt securities, derivatives, and financing transactions tied to LIBOR, particularly insofar as the documentation governing such instruments does not include “fall back” provisions addressing the transition from LIBOR. The effect of any changes to, or discontinuation of, LIBOR on the Portfolio will vary depending on, among other things (1) existing fallback or termination provisions in individual contracts and (2) the extent to which industry participants adopt new reference rates and fallbacks for both legacy and new products and instruments. The Subadviser may have discretion to determine a successor or substitute reference rate, including any price or other adjustments to account for differences between the successor or substitute reference rate and previous rate. Such successor or substitute reference rate and any adjustments selected may negatively

BHFTI-19

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

impact the Portfolio’s investments, performance or financial condition, and may expose the Portfolio to additional tax, accounting and regulatory risks. The transition away from LIBOR may affect the value, liquidity or return on certain Portfolio investments and may result in costs incurred in connection with closing out positions and entering into new trades, adversely impacting the Portfolio’s overall financial condition or results of operations. It is difficult to predict the full impact of the transition away from LIBOR and the adoption of alternative reference rates on the Portfolio.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2022 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$99,020,133	$0	$199,945,419

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2022	% per annum	Average Daily Net Assets
$4,101,267	0.750%	First $1 billion
	0.700%	Over $1 billion

Brighthouse Investment Advisers has entered into investment subadvisory agreements with respect to managing the Portfolio. Delaware Investments Fund Advisers and Allspring Global Investments, LLC are compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, the Adviser has agreed, for the period April 29, 2022 to April 30, 2023, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.025%	$500 million to $1 billion
0.050%	Over $1 billion

An identical agreement was in place for the period April 30, 2021 to April 29, 2022. Amounts waived for the six months ended June 30, 2022 are shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an

BHFTI-20

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2022 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust I, an affiliate of the Trust, as designated by the participating Trustee. During the six months ended June 30, 2022, deferred compensation losses exceeded accrued Trustees’ fees and expenses. As such, changes in the value of participants’ deferral accounts in excess of the Trustees’ fees and expenses are reflected as a component of Miscellaneous expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

7. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2022 was as follows:

Cost basis of investments	$1,087,810,630

Gross unrealized appreciation	193,020,126
Gross unrealized (depreciation)	(72,547,667)

Net unrealized appreciation (depreciation)	$120,472,459

The tax character of distributions paid for the years ended December 31, 2021 and 2020 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2021	2020	2021	2020	2021	2020
$12,122,299	$16,566,949	$—	$35,593,197	$12,122,299	$52,160,146

As of December 31, 2021, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation (Depreciation)	Accumulated Capital Losses	Total
$48,944,737	$136,307,118	$372,662,722	$—	$557,914,577

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2021, the Portfolio had no accumulated capital losses.

8. Recent Accounting Pronouncement

In January 2021, the FASB issued Accounting Standards Update No. 2021-01 (“ASU 2021-01”), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, as regulators have undertaken reference rate reform initiatives to identify alternative

BHFTI-21

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective through December 31, 2022, for all entities. The expedients and exceptions provided by the amendments do not apply to contract modifications and hedging relationships entered into or evaluated after December 31, 2022, except for hedging transactions as of December 31, 2022, that an entity has elected certain optional expedients for and that are retained through the end of the hedging relationship. Management expects that the adoption of the guidance will not have a material impact on the Portfolio’s financial statements.

BHFTI-22

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

For the period April 1, 2021 through March 31, 2022, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-23

Brighthouse Funds Trust I

Brighthouse/abrdn Emerging Markets Equity Portfolio

Managed by abrdn Asset Managers Limited

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2022, the Class A and B shares of the Brighthouse/abrdn Emerging Markets Equity Portfolio returned -23.80% and -23.93%, respectively. The Portfolio’s benchmark, the MSCI Emerging Markets Index¹, returned -17.63%.

MARKET ENVIRONMENT / CONDITIONS

Emerging market equities slumped over the six-month period, though they fared better than developed markets. Geopolitical and macroeconomic concerns dominated investor sentiment as Russia’s invasion of Ukraine triggered a sell-off in global risk assets in February. Already elevated commodity prices surged on fears of supply disruption, resulting in commodity-led inflation. Sentiment turned increasingly pessimistic as central banks ramped up their policy tightening trajectories, triggering fears of a global recession.

Against this backdrop, commodity exporters, barring Russia, were broadly resilient. Resource-rich Latin America and Middle Eastern oil-producing nations rallied as commodity prices rose, though they gave back some of their gains towards the period-end on mounting growth risks. In emerging Asia, Chinese equities outperformed as investor sentiment improved in the latter half, driven by strong fiscal and monetary policy support, easing COVID-19 related restrictions, relatively contained inflation and optimism surrounding potentially less aggressive regulatory crackdowns in the domestic technology sector. Conversely, technology-heavy markets in South Korea and Taiwan sold off on higher interest rates and growing recession fears.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The Portfolio underperformed the MSCI Emerging Markets Index (the “Index”) during the reporting period. Revaluing the Portfolio’s Russian holdings in Lukoil and Novatek to zero in the first half of the period was a material detractor from performance. We made that decision due to stringent capital controls in Russia and stiff sanctions imposed on Moscow from the West, which made it impossible to realize any value from the Portfolio’s investments in Lukoil and Novatek. Not holding former index heavyweight Gazprom was a positive. Heading into the Russia-Ukraine war, Russia had been a compelling bottom-up story in the emerging markets universe.

China detracted from performance as a flare-up in COVID-19 cases led to strict, but temporary lockdowns in major cities like Shanghai, which weighed on market sentiment. Relative performance improved over May and June as COVID-19 cases fell, eventually pushing the Chinese government towards reopening and easing restrictions across the country. However, strong returns from our Chinese consumer and renewable energy stocks were not enough to offset our overall underweight to China directly.

Elsewhere, a gradual tightening of the global interest rate environment triggered an ongoing rotation out of growth into value stocks. Meanwhile, compounding fears of an economic contraction worldwide led to concerns about slowing end-demand for consumption, consumer electronics and semiconductor chips. As a result, our technology and digital consumer holdings—including Samsung Electronics, Sea, Mercadolibre, ASM International and ASML—were punished.

The surge in energy prices benefited oil-exporting countries in the Middle East, where the Portfolio does not have exposure. While share prices in the Middle East saw some reversal between April and June on the back of volatile energy prices, the region still detracted from overall performance. Latin America initially benefited from higher commodity prices but lagged when prices pulled back. Nonetheless, Brazilian lender Banco Bradesco and stock exchange operator B3, as well as Mexican bank Banorte and copper producer Grupo Mexico, added to relative performance.

On a more positive note, the Portfolio’s out-of-benchmark exposure to Hong Kong proved favorable. Insurer AIA Group and brewer Budweiser APAC rose on the improving outlook of the operating environments in both mainland China and Hong Kong. Chinese solar company LONGi Green Energy was among the top individual stock contributors, aided by strong policy support for renewables and solid demand for global solar installations. E-commerce giants JD.com and Alibaba benefited from improved sentiment towards discretionary spending, while China Resources Land rose on the back of improving industrywide sales data.

Turning to key portfolio activity, we established several new positions in Asia during the reporting period. In China, we added Foshan Haitian Flavouring & Food, a leading food seasonings manufacturer with solid pricing power and good execution, as well as e-commerce company JD.com, an attractive consumption play with a strong established moat. We also introduced two holdings in Thailand. Kasikornbank, an attractively valued banking franchise, has strong digital offerings and is a beneficiary of the ongoing economic reopening post COVID-19 related restrictions. PTT Exploration and Production (Thailand) is a major oil and gas exploration and production operator with one of the lowest cash costs. It is targeting a 25% reduction in greenhouse gas intensity by 2030 through initiatives such as the carbon capture and storage project in the basement of its operations in the Gulf of Thailand and Malaysia. At the same time, we bought South Korean petrochemical engineering, procurement and construction company Samsung Engineering, which we believe has the potential to benefit from a rising hydrocarbon investment cycle and from its efforts to develop and commercialize net zero technologies. We also initiated Power Grid Corp of India, the country’s central transmission utility which we believe has the potential to gain from the government’s investment in renewables and associated infrastructure.

In South Africa, we introduced Sanlam, a multi-line insurer with a skew to life insurance. It has been gaining market share and, in our view, it is well positioned to benefit from the rising interest rate environment. At the same time, we added leading telecom company

BHFTI-1

Brighthouse Funds Trust I

Brighthouse/abrdn Emerging Markets Equity Portfolio

Managed by abrdn Asset Managers Limited

Portfolio Manager Commentary*—(Continued)

Vodacom Group. Given its incumbent position in a capital-intensive market, we believe Vodacom is in an attractive place to increase growth and returns.

Finally, in Latin America, we initiated Banco Santander Chile, one of the largest banks in Chile in terms of total assets, loans and deposits. We believe the lender has best-in-class operational metrics and a management team with a world-class environmental, social and governance agenda. We bought Raia Drogasil, a leading pharmaceutical retailer in Brazil with strong e-commerce growth prospects and a sound digitalisation strategy.

Against these, besides our Russian holdings, we exited Allegro, China Conch Venture, China Resources Gas, GDS Holdings, Hangzhou Tigermed Consulting, Kakao, Li Ning, Meituan, Samsung SDI, Sands China and Vale to fund better opportunities elsewhere. We also divested LG Energy Solution on the back of its significant price appreciation following its initial public offering (“IPO”), given our small IPO allocation. Furthermore, we sold Prosus and rotated exposure into our direct holding in Tencent.

In terms of positioning, as bottom-up stock pickers, our country and sector allocations were driven by seeking quality companies with attractive valuations. This style may lead to significant deviations from the Index. At the country level, at period end, we were overweight Hong Kong (which was not part of the benchmark) and Mexico. We like Hong Kong, as we believe the territory offers high-quality attractive regional businesses that also benefit from higher growth potential in China. Meanwhile, Mexico offered both well-run companies and relative value, and it was a beneficiary of U.S. companies looking to shorten their supply chains.

Conversely, at period end, we were underweight to Saudi Arabia, China and Taiwan. We did not have any exposure to Saudi Arabia because of a shortage of high-quality names. We had been more cautious on China in recent months due to the regulatory crackdown and near-term impact of the strict temporary COVID-19 lockdown in Shanghai. Long term, we are sanguine that China should emerge from the regulatory uncertainty on a firmer footing and the economy should regain momentum, supported by policy stimulus and easing COVID-19 restrictions. As for Taiwan, the export-oriented economy has a market that offers a relatively narrow selection of companies. Most of them lack market leadership in terms of both technology and branding. That said, we did have holdings in high-quality companies with a clear technological edge.

In terms of sectors, at period end, the Portfolio was overweight Information Technology, Financials and Consumer Staples, and underweight companies in industries where government regulations restricted profitability, such as Communications Services and Energy.

Devan Kaloo

Joanne Irvine

Kristy Fong

Portfolio Managers

abrdn Asset Managers Limited

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

BHFTI-2

Brighthouse Funds Trust I

Brighthouse/abrdn Emerging Markets Equity Portfolio

A $10,000 INVESTMENT COMPARED TO THE MSCI EMERGING MARKETS INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2022

	6 Month	1 Year	5 Year	10 Year
Brighthouse/abrdn Emerging Markets Equity Portfolio
Class A	-23.80	-31.48	1.06	1.89
Class B	-23.93	-31.71	0.79	1.62
MSCI Emerging Markets Index	-17.63	-25.28	2.18	3.06

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2022

Top Holdings

% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	8.0
Samsung Electronics Co., Ltd.	6.2
Tencent Holdings, Ltd.	6.1
Alibaba Group Holding, Ltd.	5.1
Housing Development Finance Corp., Ltd.	3.3
JD.com, Inc. - Class A	2.2
AIA Group, Ltd.	2.2
Grupo Mexico S.A.B. de C.V. - Series B	2.2
Bank Central Asia Tbk PT	2.1
LONGi Green Energy Technology Co., Ltd. - Class A	2.1

Top Countries

% of Net Assets
China	33.2
India	13.8
Taiwan	10.6
South Korea	8.8
Mexico	6.8
Brazil	4.9
Hong Kong	3.6
Indonesia	3.4
South Africa	3.2
Thailand	2.5

BHFTI-3

Brighthouse Funds Trust I

Brighthouse/abrdn Emerging Markets Equity Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2022 through June 30, 2022.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Brighthouse/abrdn Emerging Markets Equity Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period** January 1, 2022 to June 30, 2022
Class A (a)	Actual	0.93%	$1,000.00	$762.00	$4.06
	Hypothetical*	0.93%	$1,000.00	$1,020.18	$4.66

Class B (a)	Actual	1.18%	$1,000.00	$760.70	$5.15
	Hypothetical*	1.18%	$1,000.00	$1,018.94	$5.91

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 5 of the Notes to Financial Statements.

BHFTI-4

Brighthouse Funds Trust I

Brighthouse/abrdn Emerging Markets Equity Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—91.3% of Net Assets

Security Description	Shares	Value

Austria—1.3%
Mondi plc	678,717	$12,105,128

Brazil—5.4%
B3 S.A. - Brasil Bolsa Balcao	3,884,047	8,134,052
Banco Bradesco S.A. (ADR) (b)	4,939,165	16,101,678
MercadoLibre, Inc. (b)	7,303	4,651,062
Raia Drogasil S.A.	1,802,107	6,611,404
Rumo S.A.	2,730,868	8,333,310
WEG S.A.	1,203,139	6,080,698

		49,912,204

Chile—0.9%
Banco Santander Chile (ADR)	494,050	8,048,074

China—33.2%
Alibaba Group Holding, Ltd. (a)	3,300,700	47,083,534
Budweiser Brewing Co. APAC, Ltd.	4,606,100	13,815,277
China Merchants Bank Co., Ltd. - Class H	2,523,500	17,165,888
China Resources Land, Ltd.	2,388,000	11,293,903
China Tourism Group Duty Free Corp., Ltd. - Class A	382,483	13,365,348
Foshan Haitian Flavouring & Food Co., Ltd. - Class A	701,802	9,486,448
JD.com, Inc. - Class A	630,469	20,385,645
Kweichow Moutai Co., Ltd. - Class A	35,366	10,848,488
LONGi Green Energy Technology Co., Ltd. - Class A	1,958,512	19,495,497
Midea Group Co., Ltd. - Class A	1,354,389	12,280,413
NARI Technology Co., Ltd. - Class A	4,184,680	16,914,738
Shenzhou International Group Holdings, Ltd.	701,500	8,621,927
Sungrow Power Supply Co., Ltd. - Class A	617,308	9,091,579
Tencent Holdings, Ltd.	1,227,400	55,740,524
Wuxi Biologics Cayman, Inc. (a)	1,613,500	14,862,838
Yonyou Network Technology Co., Ltd. - Class A	1,406,136	4,572,497
Yunnan Energy New Material Co., Ltd. - Class A	239,495	8,981,638
Zhongsheng Group Holdings, Ltd.	1,629,000	11,505,525

		305,511,707

Hong Kong—3.6%
AIA Group, Ltd.	1,843,000	20,243,790
Hong Kong Exchanges & Clearing, Ltd.	254,690	12,713,654

		32,957,444

India—13.8%
Hindustan Unilever, Ltd.	472,816	13,313,631
Housing Development Finance Corp., Ltd.	1,105,008	30,224,846
Kotak Mahindra Bank, Ltd.	775,817	16,329,117
Maruti Suzuki India, Ltd.	114,889	12,301,850
Power Grid Corp. of India, Ltd.	4,267,407	11,436,400
SBI Life Insurance Co., Ltd.	1,191,631	16,243,329
Tata Consultancy Services, Ltd.	409,104	16,941,728
UltraTech Cement, Ltd.	135,915	9,566,192

		126,357,093

Indonesia—3.4%
Bank Central Asia Tbk PT	40,072,100	19,526,170
Bank Rakyat Indonesia Persero Tbk PT	43,089,611	12,018,895

		31,545,065

Mexico—6.8%
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	256,421	$17,305,853
Grupo Aeroportuario del Sureste S.A.B. de C.V. - Class B (b)	359,605	7,088,740
Grupo Financiero Banorte S.A.B. de C.V. - Class O (b)	3,323,966	18,578,969
Grupo Mexico S.A.B. de C.V. - Series B (b)	4,774,013	19,896,568

		62,870,130

Netherlands—1.6%
ASM International NV	24,008	6,062,915
ASML Holding NV	17,747	8,565,198

		14,628,113

Peru—0.5%
Credicorp, Ltd.	34,022	4,079,578

Philippines—0.6%
Bank of the Philippine Islands	3,574,132	5,511,862

Poland—0.0%
Allegro.eu S.A. (a)	5,000	26,727

Russia—0.0%
Lukoil PJSC (c) (d) (ADR)	255,685	0
Novatek PJSC (c) (d)	928,138	0
Sberbank of Russia PJSC † (a) (c) (d)	1,645,424	0

		0

Singapore—0.6%
Sea, Ltd. (ADR) (b)	81,911	5,476,569

South Africa—3.2%
Anglo American Platinum, Ltd.	200,897	17,631,853
Sanlam, Ltd.	2,387,662	7,768,429
Vodacom Group, Ltd.	448,438	3,619,805

		29,020,087

South Korea—2.6%
LG Chem, Ltd.	39,089	15,555,339
Samsung Engineering Co., Ltd. (a)	504,962	8,427,085

		23,982,424

Taiwan—10.6%
Delta Electronics, Inc.	1,163,000	8,615,783
Hon Hai Precision Industry Co., Ltd.	4,080,000	14,925,084
Taiwan Semiconductor Manufacturing Co., Ltd.	4,643,000	73,947,321

		97,488,188

Thailand—2.5%
Kasikornbank PCL	2,104,500	8,958,486
PTT Exploration & Production PCL	3,151,400	14,217,177

		23,175,663

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

Brighthouse/abrdn Emerging Markets Equity Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

United States—0.7%
Globant S.A. (a)	38,989	$6,784,086

Total Common Stocks (Cost $914,447,197)		839,480,142

Preferred Stock—6.2%

South Korea—6.2%
Samsung Electronics Co., Ltd. (Cost $53,283,868)	1,422,648	57,079,228

Short-Term Investment—2.5%

Repurchase Agreement—2.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/22 at 0.350%, due on 07/01/22 with a maturity value of $22,470,602; collateralized by U.S. Treasury Note at 3.000%, maturing 06/30/24, with a market value of $22,919,798.	22,470,384	22,470,384

Total Short-Term Investments (Cost $22,470,384)		22,470,384

Securities Lending Reinvestments (e)—0.3%

Repurchase Agreements—0.2%
Cantor Fitzgerald & Co. Repurchase Agreement dated 06/30/22 at 1.550%, due on 07/01/22 with a maturity value of $400,017; collateralized by U.S. Government Agency Obligations with rates ranging from 0.295% - 8.000%, maturity dates ranging from 09/15/22 - 02/20/72, and an aggregate market value of $408,000.	400,000	400,000
National Bank Financial, Inc. Repurchase Agreement dated 06/30/22 at 1.570%, due on 07/01/22 with a maturity value of $400,017; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.375%, maturity dates ranging from 09/22/22 - 11/15/48, and an aggregate market value of $408,561.	400,000	400,000
Natwest Markets Securities, Inc. Repurchase Agreement dated 06/30/22 at 1.480%, due on 07/01/22 with a maturity value of $269,093; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 07/05/22 - 11/15/49, and an aggregate market value of $274,475.	269,082	269,082
Societe Generale
Repurchase Agreement dated 06/30/22 at 1.500%, due on 07/01/22 with a maturity value of $114,005; collateralized by U.S. Treasury Obligations with rates ranging from 0.375% - 3.000%, maturity dates ranging from 10/31/22 - 08/15/48, and an aggregate market value of $116,324.	114,000	114,000
Repurchase Agreement dated 06/30/22 at 1.620%, due on 07/01/22 with a maturity value of $19,023; collateralized by various Common Stock with an aggregate market value of $21,141.	19,022	19,022

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 06/30/22 at 1.660%, due on 07/01/22 with a maturity value of $250,012; collateralized by various Common Stock with an aggregate market value of $277,956.	250,000	250,000
TD Prime Services LLC Repurchase Agreement dated 06/30/22 at 1.650%, due on 07/01/22 with a maturity value of $100,005; collateralized by various Common Stock with an aggregate market value of $110,005.	100,000	100,000

		1,552,104

Mutual Funds—0.1%
BlackRock Liquidity Funds FedFund, Institutional Shares 1.320% (f)	400,000	400,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.380% (f)	400,000	400,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.430% (f)	400,000	400,000

		1,200,000

Total Securities Lending Reinvestments (Cost $2,752,104)		2,752,104

Total Investments—100.3% (Cost $992,953,553)		921,781,858
Other assets and liabilities (net)—(0.3)%		(2,577,918)

Net Assets—100.0%		$919,203,940

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2022, the market value of restricted securities was $0 which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of June 30, 2022, the market value of securities loaned was $2,585,060 and the collateral received consisted of cash in the amount of $2,752,104. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of June 30, 2022, these securities represent 0.0% of net assets.
(e)	Represents investment of cash collateral received from securities on loan as of June 30, 2022.
(f)	The rate shown represents the annualized seven-day yield as of June 30, 2022.

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

Brighthouse/abrdn Emerging Markets Equity Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Ten Largest Industries as of June 30, 2022 (Unaudited)	% of Net Assets
Banks	13.4
Semiconductors & Semiconductor Equipment	11.8
Internet & Direct Marketing Retail	7.8
Technology Hardware, Storage & Peripherals	6.2
Interactive Media & Services	6.1
Insurance	4.8
Beverages	4.6
Metals & Mining	4.1
Electrical Equipment	3.5
Thrifts & Mortgage Finance	3.3

Restricted Securities	Acquisition Date	Shares	Cost	Value
Sberbank of Russia PJSC	04/12/19-10/13/21	1,645,424	$5,699,395	$0

Glossary of Abbreviations

Other Abbreviations

(ADR)—	American Depositary Receipt

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

Brighthouse/abrdn Emerging Markets Equity Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$—	$12,105,128	$—	$12,105,128
Brazil	49,912,204	—	—	49,912,204
Chile	8,048,074	—	—	8,048,074
China	—	305,511,707	—	305,511,707
Hong Kong	—	32,957,444	—	32,957,444
India	—	126,357,093	—	126,357,093
Indonesia	—	31,545,065	—	31,545,065
Mexico	62,870,130	—	—	62,870,130
Netherlands	—	14,628,113	—	14,628,113
Peru	4,079,578	—	—	4,079,578
Philippines	—	5,511,862	—	5,511,862
Poland	—	26,727	—	26,727
Russia	—	—	0	0
Singapore	5,476,569	—	—	5,476,569
South Africa	—	29,020,087	—	29,020,087
South Korea	—	23,982,424	—	23,982,424
Taiwan	—	97,488,188	—	97,488,188
Thailand	23,175,663	—	—	23,175,663
United States	6,784,086	—	—	6,784,086
Total Common Stocks	160,346,304	679,133,838	0	839,480,142
Total Preferred Stock*	—	57,079,228	—	57,079,228
Total Short-Term Investment*	—	22,470,384	—	22,470,384
Securities Lending Reinvestments
Repurchase Agreements	—	1,552,104	—	1,552,104
Mutual Funds	1,200,000	—	—	1,200,000
Total Securities Lending Reinvestments	1,200,000	1,552,104	—	2,752,104
Total Investments	$161,546,304	$760,235,554	$0	$921,781,858

Collateral for Securities Loaned (Liability)	$—	$(2,752,104)	$—	$(2,752,104)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2022 is not presented.

During the period ended June 30, 2022, transfers into Level 3 in the amount of $55,151,777 were due to trading halts on the securities’ respective exchanges which resulted in the lack of observable inputs.

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

Brighthouse/abrdn Emerging Markets Equity Portfolio

Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets
Investments at value (a) (b)	$921,781,858
Cash denominated in foreign currencies (c)	1,530,608
Receivable for:
Investments sold	590,816
Fund shares sold	4,782
Dividends and interest	1,869,653

Total Assets	925,777,717
Liabilities
Collateral for securities loaned	2,752,104
Payables for:
Fund shares redeemed	146,246
Foreign taxes	1,961,447
Accrued Expenses:
Management fees	650,922
Distribution and service fees	84,179
Deferred trustees’ fees	167,433
Other expenses	811,446

Total Liabilities	6,573,777

Net Assets	$919,203,940

Net Assets Consist of:
Paid in surplus	$1,003,284,256
Distributable earnings (Accumulated losses) (d)	(84,080,316)

Net Assets	$919,203,940

Net Assets
Class A	$519,319,005
Class B	399,884,935
Capital Shares Outstanding*
Class A	60,545,084
Class B	47,036,951
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$8.58
Class B	8.50

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $992,953,553.
(b)	Includes securities loaned at value of $2,585,060.
(c)	Identified cost of cash denominated in foreign currencies was $1,463,265.
(d)	Includes foreign capital gains tax of $1,961,447.

Statement of Operations

Six Months Ended June 30, 2022 (Unaudited)

Investment Income
Dividends (a)	$11,135,657
Non-cash dividends	1,269,950
Interest	5,003
Securities lending income	51,356

Total investment income	12,461,966
Expenses
Management fees	4,607,731
Administration fees	24,962
Custodian and accounting fees	378,046
Distribution and service fees—Class B	549,996
Audit and tax services	26,234
Legal	20,427
Shareholder reporting	23,384
Insurance	4,439
Miscellaneous (b)	13,519

Total expenses	5,648,738
Less management fee waiver	(493,049)

Net expenses	5,155,689

Net Investment Income	7,306,277

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on :
Investments (c)	(10,205,772)
Foreign currency transactions	(263,817)

Net realized gain (loss)	(10,469,589)

Net change in unrealized appreciation (depreciation) on:
Investments (d)	(266,628,682)
Foreign currency transactions	50,472

Net change in unrealized appreciation (depreciation)	(266,578,210)

Net realized and unrealized gain (loss)	(277,047,799)

Net Increase (Decrease) in Net Assets From Operations	$(269,741,522)

(a)	Net of foreign withholding taxes of $1,545,801.
(b)	Includes $19,894 in Trustees’ fees and expenses and $21,639 in deferred Trustee compensation losses.
(c)	Net of foreign capital gains tax of $124,869.
(d)	Includes change in foreign capital gains tax of $1,766,586.

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

Brighthouse/abrdn Emerging Markets Equity Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$7,306,277	$11,103,895
Net realized gain (loss)	(10,469,589)	140,126,741
Net change in unrealized appreciation (depreciation)	(266,578,210)	(210,394,529)

Increase (decrease) in net assets from operations	(269,741,522)	(59,163,893)

From Distributions to Shareholders
Class A	(83,525,465)	(2,571,331)
Class B	(63,963,236)	(924,374)

Total distributions	(147,488,701)	(3,495,705)

Increase (decrease) in net assets from capital share transactions	209,177,848	107,702,006

Total increase (decrease) in net assets	(208,052,375)	45,042,408

Net Assets
Beginning of period	1,127,256,315	1,082,213,907

End of period	$919,203,940	$1,127,256,315

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Value	Shares	Value
Class A
Sales	4,909,080	$50,325,526	15,397,820	$225,357,227
Reinvestments	9,600,628	83,525,465	175,278	2,571,331
Redemptions	(496,915)	(5,387,658)	(4,593,261)	(68,419,613)

Net increase (decrease)	14,012,793	$128,463,333	10,979,837	$159,508,945

Class B
Sales	3,137,159	$34,246,299	3,349,868	$47,233,052
Reinvestments	7,411,732	63,963,236	63,575	924,374
Redemptions	(1,600,152)	(17,495,020)	(6,879,306)	(99,964,365)

Net increase (decrease)	8,948,739	$80,714,515	(3,465,863)	$(51,806,939)

Increase (decrease) derived from capital shares transactions		$209,177,848		$107,702,006

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

Brighthouse/abrdn Emerging Markets Equity Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$13.38		$14.11	$11.32	$9.54	$11.41	$8.99

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.09		0.16	0.06	0.19	0.12	0.14
Net realized and unrealized gain (loss)	(3.25)		(0.83)	2.96	1.79	(1.68)	2.42

Total income (loss) from investment operations	(3.16)		(0.67)	3.02	1.98	(1.56)	2.56

Less Distributions
Distributions from net investment income	(0.11)		(0.06)	(0.23)	(0.20)	(0.31)	(0.14)
Distributions from net realized capital gains	(1.53)		0.00	0.00	0.00	0.00	0.00

Total distributions	(1.64)		(0.06)	(0.23)	(0.20)	(0.31)	(0.14)

Net Asset Value, End of Period	$8.58		$13.38	$14.11	$11.32	$9.54	$11.41

Total Return (%) (b)	(23.80	)(c)	(4.81)	27.68	20.98 (d)	(13.92)	28.59

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.03	(e)	1.00	1.04	1.01	0.99	0.99
Net ratio of expenses to average net assets (%) (f)	0.93	(e)	0.90	0.94	0.93	0.94	0.94
Ratio of net investment income (loss) to average net assets (%)	1.61	(e)	1.11	0.57	1.84	1.12	1.37
Portfolio turnover rate (%)	19	(c)	36	31	16	20	20
Net assets, end of period (in millions)	$519.3		$622.6	$501.5	$456.8	$782.0	$917.9

	Class B
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$13.25		$13.98	$11.22	$9.45	$11.30	$8.91

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.07		0.12	0.03	0.21	0.09	0.11
Net realized and unrealized gain (loss)	(3.21)		(0.83)	2.94	1.74	(1.66)	2.39

Total income (loss) from investment operations	(3.14)		(0.71)	2.97	1.95	(1.57)	2.50

Less Distributions
Distributions from net investment income	(0.08)		(0.02)	(0.21)	(0.18)	(0.28)	(0.11)
Distributions from net realized capital gains	(1.53)		0.00	0.00	0.00	0.00	0.00

Total distributions	(1.61)		(0.02)	(0.21)	(0.18)	(0.28)	(0.11)

Net Asset Value, End of Period	$8.50		$13.25	$13.98	$11.22	$9.45	$11.30

Total Return (%) (b)	(23.93	)(c)	(5.07)	27.30	20.75 (d)	(14.18)	28.21 (g)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.28	(e)	1.25	1.29	1.26	1.24	1.24
Net ratio of expenses to average net assets (%) (f)	1.18	(e)	1.15	1.19	1.18	1.19	1.19
Ratio of net investment income (loss) to average net assets (%)	1.33	(e)	0.82	0.31	2.05	0.88	1.11
Portfolio turnover rate (%)	19	(c)	36	31	16	20	20
Net assets, end of period (in millions)	$399.9		$504.7	$580.7	$524.6	$492.5	$594.9

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Includes gains from settlement of security litigations; excluding these gains, the total return for Class A, and Class B would have been 20.77%, and 20.53%, respectively for the year ended December 31, 2019.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
(g)	Generally accepted accounting principles may require adjustments to be made to the net assets of the Portfolio at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the returns reported in the portfolio manager commentary section of this report.

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

Brighthouse/abrdn Emerging Markets Equity Portfolio

Notes to Financial Statements—June 30, 2022 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-four series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is Brighthouse/abrdn Emerging Markets Equity Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A and B shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2022 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued in reference to similar instruments traded on active markets are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from third-party pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost

BHFTI-12

Brighthouse Funds Trust I

Brighthouse/abrdn Emerging Markets Equity Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

In December 2020, the Securities and Exchange Commission adopted Rule 2a-5, Good Faith Determinations of Fair Value, under the 1940 Act, which is intended to address valuation practices and the role of the board of directors with respect to the fair value of the investments of a registered investment company. Among other things, Rule 2a-5 will permit the Portfolio’s Board to designate the Portfolio’s primary investment adviser to perform the Portfolio’s fair value determinations, which will be subject to the Board’s oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the investment adviser’s fair value determinations. Compliance with Rule 2a-5 will be required beginning in September 2022. The Portfolio’s valuation policies and related practices may be impacted as the Portfolio comes into compliance with Rule 2a-5.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of

BHFTI-13

Brighthouse Funds Trust I

Brighthouse/abrdn Emerging Markets Equity Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed. As of June 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2022, the Portfolio had direct investments in repurchase agreements with a gross value of $22,470,384. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $1,552,104. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2022.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur, any interest earned, and any dividends declared during the term of the loan, would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio generally receives cash, U.S. Government securities, letters of credit, or other collateral deemed appropriate by the Adviser. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, including repurchase agreements with respect to equity securities, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. The value of the securities on loan may change each business day. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2022 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2022 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2022.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

All securities on loan are classified as Common Stocks in the Portfolio’s Schedule of Investments as of June 30, 2022. For all securities on loan, the remaining contractual maturity of the agreements is overnight and continuous.

BHFTI-14

Brighthouse Funds Trust I

Brighthouse/abrdn Emerging Markets Equity Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

3. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the COVID-19 pandemic. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The COVID-19 pandemic has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this pandemic, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. At this time, it is still not possible to estimate the severity or duration of the COVID-19 pandemic, including the severity, duration and frequency of any additional “waves” or emerging variants of COVID-19. It is also still not possible to estimate the duration or frequency of the utilization of any therapeutic treatments and vaccines for COVID-19 or variants thereof. It is likewise still not possible to predict or estimate the longer-term effects of the COVID-19 pandemic, or any actions taken to contain or address the pandemic, on the Portfolios, the financial markets, and economy at large. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

In late February 2022, Russian military forces invaded Ukraine, significantly amplifying already existing geopolitical tensions among Russia, Ukraine, Europe, NATO, and the West. Russia’s invasion, the responses of countries and political bodies to Russia’s actions, and the potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities such as oil and natural gas. Following Russia’s actions, various countries, including the U.S., Canada, the United Kingdom, Germany, and France, as well as the European Union, issued broad-ranging economic sanctions against Russia. Sanctions threatened or imposed by these jurisdictions, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or the Portfolio. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Portfolio. Sanctions, or the threat of new or modified sanctions, could impair the ability of the Portfolio to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Portfolio, even if the Portfolio does not have direct exposure to securities of Russian issuers.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

BHFTI-15

Brighthouse Funds Trust I

Brighthouse/abrdn Emerging Markets Equity Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Foreign Investment Risk: The investments by the Portfolio in foreign securities, whether direct or indirect, involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation, unexpected market closures or other political, social or economic developments, such as the imposition of economic sanctions against one or more countries, organizations, entities and/or individuals, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

China Investment Risk: On June 2, 2021, an Executive Order (the “Order”) was issued prohibiting investment activity by U.S. persons, which includes the Portfolio, in relation to certain companies determined by the U.S. Secretary of the Treasury and the U.S. Secretary of Defense to (i) be operating or have been previously operating in the defense and related material sector or the surveillance technology sector (collectively, “Defense Sectors”) of the economy of China; or (ii) own or control, or to be owned or controlled by, directly or indirectly, a person or entity who operates or has operated in any of the Defense Sectors (each, a “Chinese Military Company, ” and together, the “Chinese Military Companies”). Each Chinese Military Company is included on the Non-SDN Chinese Military-Industrial Complex Companies List (“Non-SDN CMIC List”) administered by the Office of Foreign Assets Control within the U.S. Department of the Treasury. The Order supersedes similar executive orders previously issued on November 12, 2020 and January 13, 2021 related to investments in “Communist Chinese Military Companies.” Beginning August 2, 2021 for Chinese Military Companies designated to the Non-SDN CMIC List in connection with the Order (or 60 days after an entity is newly-designated as a Chinese Military Company), all transactions in public securities, or any securities that are derivative of, or are designed to provide investment exposure to such securities, of any of the Chinese Military Companies (the “Sanctioned Securities”) are prohibited. In addition, U.S. persons were required to divest of Sanctioned Securities by June 3, 2022 for Chinese Military Companies designated to the Non-SDN CMIC List in connection with the Order (or 365 days after an entity is newly-designated as a Chinese Military Company), at which point an authorization to enact transactions, in whole or in part, to divest Sanctioned Securities expired. The Portfolio’s holdings in the Sanctioned Securities may adversely impact the Portfolio’s performance. The extent of the impact will depend on future developments, including the Portfolio’s ability to sell the Sanctioned Securities, uncertainties on valuation of the Sanctioned Securities, modifications to the Order and/or interpretations thereof (including which companies are considered Chinese Military Companies), and the duration of the Order, all of which are highly uncertain and cannot be predicted.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, which is the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In 2017, the UK Financial Conduct Authority (FCA) announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. dollar LIBOR and the Sterling Overnight Interbank Average Rate for GBP LIBOR). Various financial industry groups have been planning for the transition away from LIBOR and markets are developing in response to these new rates, but there are concerns around liquidity of the new rates and obstacles to converting certain securities and transactions to new rates. Neither the effect of the transition process nor its ultimate success can yet be known. The transition away from and eventual elimination of LIBOR may adversely affect the interest rates on, and liquidity and value of, certain assets and liabilities of the Portfolio that are tied to LIBOR. These may include bank loans, floating rate securities, structured securities (including asset-backed and mortgage-backed securities), other debt securities, derivatives, and financing transactions tied to LIBOR, particularly insofar as the documentation governing such instruments does not include “fall back” provisions addressing the transition from LIBOR. The effect of any changes to, or discontinuation of, LIBOR on the Portfolio will vary depending on, among other things (1) existing fallback or termination provisions in individual contracts and (2) the extent to which industry participants adopt new reference rates and fallbacks for both legacy and new products and instruments. The Subadviser may have discretion to determine a successor or substitute reference rate, including any price or other adjustments to account for differences between the successor or substitute reference rate and previous rate. Such successor or substitute reference rate and any adjustments selected may negatively impact the Portfolio’s investments, performance or financial condition, and may expose the Portfolio to additional tax, accounting and regulatory risks. The transition away from LIBOR may affect the value, liquidity or return on certain Portfolio investments and may

BHFTI-16

Brighthouse Funds Trust I

Brighthouse/abrdn Emerging Markets Equity Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

result in costs incurred in connection with closing out positions and entering into new trades, adversely impacting the Portfolio’s overall financial condition or results of operations. It is difficult to predict the full impact of the transition away from LIBOR and the adoption of alternative reference rates on the Portfolio.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2022 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$243,611,385	$0	$186,734,215

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2022	% per annum	Average Daily Net Assets
$4,607,731	1.050%	First $250 million
	1.000%	$250 million to $500 million
	0.850%	$500 million to $1 billion
	0.750%	Over $1 billion

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. abrdn Asset Managers Limited (formerly, Aberdeen Asset Managers Limited) is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, the Adviser has agreed, for the period April 29, 2022 to April 30, 2023, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.100%	All Assets

An identical agreement was in place for the period April 30, 2021 to April 29, 2022. Amounts waived for the six months ended June 30, 2022 are shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average

BHFTI-17

Brighthouse Funds Trust I

Brighthouse/abrdn Emerging Markets Equity Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2022 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. During the six months ended June 30, 2022, deferred compensation losses exceeded accrued Trustees’ fees and expenses. As such, changes in the value of participants’ deferral accounts in excess of the Trustees’ fees and expenses are reflected as a component of Miscellaneous expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

7. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2022 was as follows:

Cost basis of investments	$1,000,191,077

Gross unrealized appreciation	99,968,347
Gross unrealized (depreciation)	(178,377,566)

Net unrealized appreciation (depreciation)	$(78,409,219)

The tax character of distributions paid for the years ended December 31, 2021 and 2020 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2021	2020	2021	2020	2021	2020
$3,495,705	$19,410,377	$—	$—	$3,495,705	$19,410,377

As of December 31, 2021, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation (Depreciation)	Accumulated Capital Losses	Total
$22,097,673	$124,976,059	$186,266,056	$—	$333,339,788

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2021, the Portfolio had no accumulated capital losses.

During the year ended December 31, 2021, the Portfolio utilized accumulated short-term capital losses $1,986,678.

8. Recent Accounting Pronouncement

In January 2021, the FASB issued Accounting Standards Update No. 2021-01 (“ASU 2021-01”), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and

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Brighthouse Funds Trust I

Brighthouse/abrdn Emerging Markets Equity Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

particularly the risk of cessation of LIBOR, as regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective through December 31, 2022, for all entities. The expedients and exceptions provided by the amendments do not apply to contract modifications and hedging relationships entered into or evaluated after December 31, 2022, except for hedging transactions as of December 31, 2022, that an entity has elected certain optional expedients for and that are retained through the end of the hedging relationship. Management expects that the adoption of the guidance will not have a material impact on the Portfolio’s financial statements.

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Brighthouse Funds Trust I

Brighthouse/abrdn Emerging Markets Equity Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

For the period April 1, 2021 through March 31, 2022, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

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Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Managed By Artisan Partners Limited Partnership

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2022, the Class A and B shares of the Brighthouse/Artisan International Portfolio returned -24.23% and -24.40%, respectively. The Portfolio’s benchmark, the MSCI All Country World ex-U.S. Index¹, returned -18.42%.

MARKET ENVIRONMENT / CONDITIONS

Rising inflation and interest rates took a toll on equities in the first half of the year as the selloff expanded across almost every developed market. Prices rose higher, especially in critical areas such as food and fuel, while labor markets remained tight and input costs rose. Even though central banks stepped up their hawkish policies to tame inflation, there were few indications these efforts have yet begun to work, leaving investors mostly uncertain about the future of the economy. By the end of the period, many investors and most analysts braced for additional rate hikes, lower liquidity and a slowdown in business earnings, hoping that central bankers can cool inflation without causing a recession.

In Europe, inflation rates, influenced by rising energy prices, rose faster than many expected. While gross domestic product (“GDP”) growth, a generally backward-looking indicator, remained strong by historical measures, consumer confidence and consumer spending declined as household savings fell and people began to moderate their shopping habits. Additionally, manufacturing data showed the slowest growth in factory activity since 2020. As intake and export orders declined, many European Union (“EU”) companies focused on completing backlogged orders. The European Central Bank (“ECB”) reduced its growth outlook for the rest of the year and vowed to increase interest rates to help subdue rising inflation. Also significant was the announcement of an agreement among Group of Seven (“G7”) countries to attempt to impose a price cap on Russian oil that would squeeze financial services and shipping companies involved in the trade. It is yet unclear if the price control could be effective in achieving the goal of reducing both the price and profitability of Russian oil for buyers.

In China, the economic weakness was primarily due to successive months-long government-mandated shutdowns in reaction to the country’s largest COVID-19 wave to date, affecting much of Shanghai and Beijing. Authorities in China reiterated their commitment to balancing economic growth with public health. By the end of the period however, many factories began to reopen as restrictions were relaxed in most places. Dovish statements made by officials about the technology sector and Hong Kong offered additional positive momentum to many beaten-down stocks. While it is anticipated that growth will pick up in the second half of the year, the full-year GDP growth rate is expected to show a sharp slowdown, even with large-scale government-supported stimulus measures consisting of policy rate cuts, tax rebates, extensive public spending, assistance for small and medium-sized businesses and help for the slumping housing market. On the one hand, we believe the government’s stimulus is a positive sign for a turnaround in growth. On the other hand, the highly communicable Omicron variant looms in the background, making future shutdowns and restrictions a distinct possibility.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The Portfolio underperformed the MSCI All Country World ex-U.S. Index over the trailing six-month period. Every sector in the benchmark finished the period deep in the negative territory, a reflection of the stark “risk-off” investment environment in which few stocks were able to generate positive returns. Concerns about inflation and possible recession trumped fundamentals, it seemed.

Our stock selection in Financials and Materials weighed on relative performance the most. The invasion of Ukraine and the resultant sanctions on Russia caused the stock prices of our two Russian holdings—Russia’s largest bank, Sberbank, and metals and mining company Norilsk Nickel—to collapse. With trading suspended in the American depositary receipts (“ADRs”) of both Russian companies, we priced the positions to zero, although we believe both companies still have value. Losses from these two positions accounted for about half of the Portfolio’s underperformance during the period versus its benchmark.

Sberbank was purchased as a beneficiary of higher inflation and growth within the domestic Russian economy. At the time of purchase, it was among the largest and fastest growing banks in Europe. Loan growth was over 15%, powered by retail loans growing at a rate over 20% and corporate loans over 10%, while deposits were also growing at double-digit rates. Profitability was strong and was reflected in a 23% return on equity in 2021. As Sberbank now represents 0.00% of the Portfolio, we therefore view it as more of an option on the company’s survival. Our other Russian holding, Norilsk, is the world’s largest producer of nickel (12% of global supply, 25% of battery-grade nickel) and palladium (40% of global supply). Nickel is a key metal used to produce electric vehicle (“EV”) batteries. Over 30% of the nickel that Ford and GM use comes from Norilsk, and even higher amounts are used by European auto makers.

Another Materials stock that lowered relative returns was Koninklijke DSM, a Dutch multinational life sciences and materials company specializing in nutritional ingredients for food and animal feed. Its stock slid throughout the period after it reorganized and then announced a merger with Firmenich, one of the world’s largest, privately-owned fragrance and taste companies. Koninklijke DSM’s nutrition segment, accounting for about two thirds of total sales, drove organic growth, benefitting from the trend of healthier eating. Koninklijke DSM also developed a new feed additive called Bovaer® that has been shown to reduce methane emissions from cows by approximately 30%. Methane makes up a large portion of the globe’s greenhouse gas problems. Based on research, we believe Bovaer® has a $1.2 billion market opportunity in the EU and New Zealand alone.

Conversely, an underweight position in Information Technology (“IT”) was beneficial for relative performance and contributed to

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Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Managed By Artisan Partners Limited Partnership

Portfolio Manager Commentary*—(Continued)

absolute returns as well. Throughout the year, the team’s bottom-up process has led it to trade away from technology stocks and towards those in other sectors that showed more promise such as Consumer Staples and Energy. By the end of the six-month period, IT represented the smallest allocation out of all the sectors that make up the MSCI All Country World ex-U.S. Index. Portfolio positioning remained focused on our themes and geared toward what we consider to be dominant, high-quality companies that are exposed to positive secular trends.

Stock selection in biotechnology, an industry in which we have been selective given the risk-off market environment, also contributed to relative performance even though our stock choices in the broader Health Care sector detracted. Our out-of-benchmark position in argenx produced large gains during the period. Its stock price spiked on the successful launch of its neuromuscular disorder treatment, Vyvgart, exceeding expectations in Japan and the EU. The Belgian-based company develops antibody therapies for the treatment of severe autoimmune diseases and cancer. We have conviction in the company’s ability to use its intellectual property to create effective solutions in an area of medicine that needs treatments that are safe, effective and targeted.

Finally, the strong U.S. dollar took a significant bite out of underperformance during the period. Our dollar-denominated investments consist of shares of foreign companies that are traded in the U.S. such as ADRs as well as a few globally focused U.S. companies. The stronger U.S. dollar is largely attributable to global uncertainty and a flight to safety.

In terms of positioning, as mentioned, we reduced the Portfolio’s allocation to IT. We sold down our positions in NICE and Taiwan Semiconductor Manufacturing to take profits and realign risk and return. NICE is an Israeli software firm that serves the customer engagement and financial crime and compliance markets. It develops artificial intelligence (“AI”) driven solutions to make multimedia content and transactional data—such as telephony, radio and video communications—work better. Its highly rated cloud contact center platform, CXone, offers enterprises industry-leading service levels. Even though its cloud software revenue run rates have decelerated to 2019 levels, we still appreciate NICE’s strong fundamentals, differentiated solutions and huge growth runway. For similar reasons, we reduced exposure to Taiwan Semiconductor Manufacturing Company (“TSMC”), one of the largest semiconductor foundries in the world and one of two foundries capable of producing the most advanced nodes (5 nm and 3 nm). The company’s leading-edge chips are used in high-growth products such as 5G smartphones, self-driving cars, data centers and other digital electronics. We are especially attracted to TSMC’s wide moat and strong competitive position in relation to Intel, a semiconductor rival that is trying to regain its lead in manufacturing after ceding its process technology leadership to TSMC several years ago. We believe that Intel may be forced to outsource more of the chips it designs to TSMC, which should solidify TSMC’s position as the market leader in chip production. TSMC already produces 5nm and 3nm semiconductors for Intel and the two companies have been moving steadily toward a more complex relationship that we think may evolve into a partnership on the next generation of smaller, more powerful semiconductors. Both NICE and TSMC possess technological leadership which is crucial to having pricing power in this sector.

Lastly, we added to the Energy sector by upsizing our stakes in Schlumberger and Shell, two companies that benefit from the secular growth we see in transition fuels and green energy, a cornerstone of our environment theme. During the reporting period, these positions were a source of strength and served as an example of our flexible, bottom-up approach to finding secular growth in sectors and industries that have not traditionally been considered “growth.” As an integrated energy company, approximately one third of Shell’s revenues come from transition fuels and another third comes from new energy sources such as green hydrogen. One of the transition fuels that this energy major supplies is liquified natural gas (“LNG”). LNG is one of the cleanest fossil fuels and represents a potential bridge to the future by replacing higher carbon energy sources with lower carbon ones while renewable technologies mature. With more countries restricting new drilling and increased consolidation and growing demand worldwide, we are constructive on the Energy sector. As the largest LNG supplier in the world, we believe Shell is particularly well positioned to help Europe meet its energy needs as it looks for ways to replace imported Russian oil and gas with new sources after the embargo. The Russia-Ukraine war has exposed Europe’s energy dependence, as countries there continue to transition to a cleaner energy future. In addition, Schlumberger is the world’s largest oilfield services and equipment company. Schlumberger’s primary business is providing technology and information solutions to customers that optimize reservoir performance. Their decarbonization plan focuses on operational emissions, customer emissions and carbon-negative actions. In addition, they launched a new energy initiative to apply its domain expertise in areas adjacent to their business while leveraging their global footprint to deliver at scale. Under this program, they are investing in new energy technologies such as hydrogen, lithium, energy storage, carbon capture and sequestration, geothermal power and geoenergy for heating and cooling buildings. We like the prospects that both companies should be able to leverage their technology leadership to generate strong cash flow and earnings for many years to come.

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Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Managed By Artisan Partners Limited Partnership

Portfolio Manager Commentary*—(Continued)

As of June 30, 2022, the Portfolio’s largest sector overweights relative to the benchmark were Industrials, Energy and Materials, and largest underweights were IT, Consumer Discretionary and Consumer Staples. The Portfolio had no exposure to Real Estate or Utilities.

Mark L. Yockey

Charles-Henri Hamker

Andrew Euretig

Portfolio Managers

Artisan Partners Limited Partnership

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The MSCI All Country World ex-U.S. Index is an unmanaged free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, excluding the U.S. The Index returns shown above were calculated with net dividends: they reflect the reinvestment of dividends after the deduction of the maximum possible withholding taxes.

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Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

A $10,000 INVESTMENT COMPARED TO THE MSCI ALL COUNTRY WORLD EX-U.S. INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2022

	6 Month	1 Year	5 Year	Since Inception[1]
Brighthouse/Artisan International Portfolio
Class A	-24.23	-22.40	2.56	2.24
Class B	-24.40	-22.68	2.29	1.97
MSCI All Country World ex-U.S. Index	-18.42	-19.42	2.50	2.38

1 Inception date of the Class A and Class B shares are 4/29/2014 and 11/12/2014, respectively. The since inception return of the index is based on the Class A inception date.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2022

Top Holdings

% of Net Assets
Linde plc	4.6
Deutsche Boerse AG	4.3
Shell plc	4.3
BNP Paribas S.A.	4.1
Canadian Pacific Railway, Ltd.	3.9
Deutsche Telekom AG	3.8
Argenx SE(ADR)	3.7
Barclays plc	3.4
Capgemini SE	3.4
Schlumberger NV	3.3

Top Countries

% of Net Assets
Germany	17.0
United Kingdom	14.3
France	13.7
Netherlands	12.6
United States	12.6
Switzerland	8.7
Canada	6.5
Belgium	2.0
India	1.8
Italy	1.8

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Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2022 through June 30, 2022.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Brighthouse/Artisan International Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period** January 1, 2022 to June 30, 2022
Class A (a)	Actual	0.78%	$1,000.00	$757.70	$3.40
	Hypothetical*	0.78%	$1,000.00	$1,020.88	$3.91
Class B (a)	Actual	1.03%	$1,000.00	$756.00	$4.48
	Hypothetical*	1.03%	$1,000.00	$1,019.69	$5.16

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 5 of the Notes to Financial Statements.

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Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—92.3% of Net Assets

Security Description	Shares	Value

Belgium—2.0%
UCB S.A.	220,743	$18,695,952

Brazil—1.1%
Vale S.A.	673,700	9,855,539

Canada—6.5%
Canadian National Railway Co.	134,090	15,083,042
Canadian Pacific Railway, Ltd.	516,800	36,098,111
Kinaxis, Inc. (a)	85,000	9,176,196

		60,357,349

Denmark—1.5%
Ascendis Pharma A/S (ADR) (a) (b)	147,499	13,711,507

France—13.7%
Air Liquide S.A.	223,601	30,222,324
Airbus SE	119,342	11,717,928
BNP Paribas S.A.	791,954	37,707,259
Capgemini SE	180,214	31,164,235
LVMH Moet Hennessy Louis Vuitton SE	18,459	11,391,661
Safran S.A.	42,489	4,250,484

		126,453,891

Germany—15.0%
Allianz SE	134,163	25,610,921
Brenntag SE	255,155	16,606,576
Deutsche Boerse AG	239,055	39,982,983
Deutsche Post AG	583,528	21,862,077
Deutsche Telekom AG	1,747,544	34,696,890

		138,759,447

India—1.8%
Reliance Industries, Ltd.	514,274	16,890,065

Israel—0.2%
Nice, Ltd. (ADR) (a)	7,954	1,530,747

Italy—1.8%
Intesa Sanpaolo S.p.A.	8,640,605	16,245,988

Japan—0.8%
Toyota Industries Corp.	124,600	7,723,344

Netherlands—12.6%
Argenx SE (a)	3,649	1,377,195
Argenx SE (ADR) (a)	89,822	34,031,759
ING Groep NV	2,545,796	25,265,823
Koninklijke DSM NV (b)	91,605	13,233,046
Shell plc	1,516,456	39,572,659
Shell plc (ADR) (b)	56,562	2,957,627

		116,438,109

Russia—0.0%
MMC Norilsk Nickel PJSC (ADR) (c) (d)	680,186	0
Sberbank of Russia PJSC† (a) (c) (d)	5,306,492	0

		0

Spain—1.2%
Ferrovial S.A.	436,019	11,118,665

Switzerland—8.7%
Alcon, Inc.	233,598	16,317,823
Barry Callebaut AG	4,513	10,107,547
Cie Financiere Richemont S.A. - Class A	122,510	13,046,833
Medacta Group S.A.	61,526	5,873,953
Nestle S.A.	167,172	19,612,815
Roche Holding AG	25,744	8,594,059
UBS Group AG	421,030	6,796,327

		80,349,357

Taiwan—0.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	389,000	6,195,457

United Kingdom—12.1%
Barclays plc	16,813,964	31,478,354
Diageo plc	216,280	9,330,712
International Consolidated Airlines Group S.A. (a) (b)	4,842,326	6,352,779
Linde plc (a) (b)	146,645	42,099,754
Tesco plc	5,113,517	15,904,819
Unilever plc	148,411	6,754,802

		111,921,220

United States—12.6%
Alphabet, Inc. - Class A (a)	10,213	22,256,782
Alphabet, Inc. - Class C (a)	5,298	11,589,110
Amazon.com, Inc. (a)	236,700	25,139,907
Aon plc - Class A	98,284	26,505,229
Schlumberger NV	849,365	30,373,293

		115,864,321

Total Common Stocks (Cost $926,495,036)		852,110,958

Equity Linked Security—2.2%

United Kingdom—2.2%
Ryanair Holdings plc (HSBC Bank plc), Expires 10/31/22 (a) (e) (Cost $32,325,253)	1,733,545	20,482,937

Preferred Stocks—2.0%

Germany—2.0%
Porsche Automobil Holding SE	32,090	2,122,685
Volkswagen AG	120,615	16,106,323

Total Preferred Stocks (Cost $26,510,859)		18,229,008

See accompanying notes to financial statements.

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Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Short-Term Investment—3.3%

Security Description	Principal Amount*	Value

Repurchase Agreement—3.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/22 at 0.350%, due on 07/01/22 with a maturity value of $30,455,716; collateralized by U.S. Treasury Note at 2.875%, maturing 06/15/25, with a market value of $31,064,539.	30,455,419	$30,455,419

Total Short-Term Investments (Cost $30,455,419)		30,455,419

Securities Lending Reinvestments(f)—6.4%

Commercial Paper—0.2%
Liberty Street Funding LLC 1.550%, 07/01/22	2,000,000	1,999,904

Repurchase Agreements—3.5%
Cantor Fitzgerald & Co. Repurchase Agreement dated 06/30/22 at 1.550%, due on 07/01/22 with a maturity value of $5,000,215; collateralized by U.S. Government Agency Obligations with rates ranging from 0.295% - 8.000%, maturity dates ranging from 09/15/22 - 02/20/72, and an aggregate market value of $5,100,000.	5,000,000	5,000,000
National Bank Financial, Inc. Repurchase Agreement dated 06/30/22 at 1.570%, due on 07/01/22 with a maturity value of $5,000,218; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.375%, maturity dates ranging from 09/22/22 - 11/15/48, and an aggregate market value of $5,107,017.	5,000,000	5,000,000
National Bank of Canada Repurchase Agreement dated 06/30/22 at 1.570%, due on 07/07/22 with a maturity value of $6,301,923; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.375%, maturity dates ranging from 07/31/22 - 08/15/51, and an aggregate market value of $6,434,839.	6,300,000	6,300,000
Natwest Markets Securities, Inc. Repurchase Agreement dated 06/30/22 at 1.480%, due on 07/01/22 with a maturity value of $3,548,034; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 07/05/22 - 11/15/49, and an aggregate market value of $3,618,995.	3,547,888	3,547,888
Societe Generale Repurchase Agreement dated 06/30/22 at 1.500%, due on 07/01/22 with a maturity value of $5,000,208; collateralized by U.S. Treasury Obligations with rates ranging from 0.375% - 3.000%, maturity dates ranging from 10/31/22 - 08/15/48, and an aggregate market value of $5,101,913.	5,000,000	5,000,000
Repurchase Agreement dated 06/30/22 at 1.500%, due on 07/01/22 with a maturity value of $88,049; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 01/31/23 - 02/15/32, and an aggregate market value of $89,840.	88,045	88,045
Repurchase Agreement dated 06/30/22 at 1.620%, due on 07/01/22 with a maturity value of $400,018; collateralized by various Common Stock with an aggregate market value of $444,549.	400,000	400,000

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 06/30/22 at 1.660%, due on 07/01/22 with a maturity value of $2,000,092; collateralized by various Common Stock with an aggregate market value of $2,223,652.	2,000,000	2,000,000
Repurchase Agreement dated 06/30/22 at 1.670%, due on 07/07/22 with a maturity value of $25,874; collateralized by various Common Stock with an aggregate market value of $28,758.	25,866	25,866
TD Prime Services LLC Repurchase Agreement dated 06/30/22 at 1.650%, due on 07/01/22 with a maturity value of $5,000,229; collateralized by various Common Stock with an aggregate market value of $5,523,814.	5,000,000	5,000,000

		32,361,799

Time Deposit—0.1%
Credit Agricole Corp. & Investment Bank (NY) 1.560%, 07/01/22	1,000,000	1,000,000

Mutual Funds—2.6%
BlackRock Liquidity Funds FedFund, Institutional Shares 1.320% (g)	7,000,000	7,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.380% (g)	5,000,000	5,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 1.390% (g)	7,000,000	7,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.430% (g)	5,000,000	5,000,000

		24,000,000

Total Securities Lending Reinvestments (Cost $59,361,799)		59,361,703

Total Investments—106.2% (Cost $1,075,148,366)		980,640,025
Other assets and liabilities (net)—(6.2)%		(57,085,845)

Net Assets—100.0%		$923,554,180

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2022, the market value of restricted securities was $0, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of June 30, 2022, the market value of securities loaned was $56,098,021 and the collateral received consisted of cash in the amount of $59,361,713. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of June 30, 2022, these securities represent less than 0.05% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.
(f)	Represents investment of cash collateral received from securities on loan as of June 30, 2022.
(g)	The rate shown represents the annualized seven-day yield as of June 30, 2022.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Sberbank of Russia PJSC	09/16/21-02/11/22	5,306,492	$22,350,736	$0

Ten Largest Industries as of June 30, 2022 (Unaudited)	% of Net Assets
Banks	12.0
Chemicals	9.3
Oil, Gas & Consumable Fuels	6.4
Insurance	5.6
Road & Rail	5.5
Biotechnology	5.3
Capital Markets	5.1
Diversified Telecommunication Services	3.7
Interactive Media & Services	3.7
IT Services	3.4

Glossary of Abbreviations

Other Abbreviations

(ADR)—	American Depositary Receipt

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$18,695,952	$—	$18,695,952
Brazil	9,855,539	—	—	9,855,539
Canada	60,357,349	—	—	60,357,349
Denmark	13,711,507	—	—	13,711,507
France	—	126,453,891	—	126,453,891
Germany	—	138,759,447	—	138,759,447
India	—	16,890,065	—	16,890,065
Israel	1,530,747	—	—	1,530,747
Italy	—	16,245,988	—	16,245,988
Japan	—	7,723,344	—	7,723,344
Netherlands	36,989,386	79,448,723	—	116,438,109
Russia	—	—	0	0
Spain	—	11,118,665	—	11,118,665
Switzerland	—	80,349,357	—	80,349,357
Taiwan	—	6,195,457	—	6,195,457
United Kingdom	—	111,921,220	—	111,921,220
United States	115,864,321	—	—	115,864,321
Total Common Stocks	238,308,849	613,802,109	0	852,110,958
Total Equity Linked Security*	—	20,482,937	—	20,482,937
Total Preferred Stocks*	—	18,229,008	—	18,229,008
Total Short-Term Investment*	—	30,455,419	—	30,455,419
Securities Lending Reinvestments
Commercial Paper	—	1,999,904	—	1,999,904
Repurchase Agreements	—	32,361,799	—	32,361,799
Time Deposit	—	1,000,000	—	1,000,000
Mutual Funds	24,000,000	—	—	24,000,000
Total Securities Lending Reinvestments	24,000,000	35,361,703	—	59,361,703
Total Investments	$262,308,849	$718,331,176	$0	$980,640,025

Collateral for Securities Loaned (Liability)	$—	$(59,361,713)	$—	$(59,361,713)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2022 is not presented.

During the period ended June 30, 2022, a transfer into Level 3 in the amount of $19,428,612 was due to trading halts on the security’ respective exchange which resulted in the lack of observable inputs.

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets
Investments at value (a) (b)	$980,640,025
Cash denominated in foreign currencies (c)	622,000
Receivable for:
Investments sold	1,829,871
Fund shares sold	34
Dividends and interest	1,873,992

Total Assets	984,965,922
Liabilities
Collateral for securities loaned	59,361,713
Payables for:
Investments purchased	927,349
Fund shares redeemed	6
Accrued Expenses:
Management fees	578,351
Distribution and service fees	43
Deferred trustees’ fees	124,449
Other expenses	419,831

Total Liabilities	61,411,742

Net Assets	$923,554,180

Net Assets Consist of:
Paid in surplus	$993,731,146
Distributable earnings (Accumulated losses)	(70,176,966)

Net Assets	$923,554,180

Net Assets
Class A	$923,350,487
Class B	203,693
Capital Shares Outstanding*
Class A	107,920,551
Class B	23,811
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$8.56
Class B	8.55

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,075,148,366.
(b)	Includes securities loaned at value of $56,098,021.
(c)	Identified cost of cash denominated in foreign currencies was $629,506.

Statement of Operations

Six Months Ended June 30, 2022 (Unaudited)

Investment Income
Dividends (a)	$16,794,552
Interest	3,013
Securities lending income	118,342

Total investment income	16,915,907
Expenses
Management fees	3,922,568
Administration fees	25,668
Custodian and accounting fees	157,175
Distribution and service fees—Class B	301
Audit and tax services	25,515
Legal	20,427
Shareholder reporting	10,770
Insurance	4,437
Miscellaneous (b)	15,348

Total expenses	4,182,209
Less management fee waiver	(75,545)

Net expenses	4,106,664

Net Investment Income	12,809,243

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (c)	12,851,447
Foreign currency transactions	(156,383)

Net realized gain (loss)	12,695,064

Net change in unrealized appreciation (depreciation) on:
Investments (d)	(321,692,300)
Foreign currency transactions	(90,937)

Net change in unrealized appreciation (depreciation)	(321,783,237)

Net realized and unrealized gain (loss)	(309,088,173)

Net Increase (Decrease) in Net Assets From Operations	$(296,278,930)

(a)	Net of foreign withholding taxes of $2,300,877.
(b)	Includes $19,894 in Trustees’ fees and expenses and $21,639 in deferred Trustee compensation losses.
(c)	Net of foreign capital gains tax of $(5,658).
(d)	Includes change in foreign capital gains tax of $381,372.

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$12,809,243	$10,109,524
Net realized gain (loss)	12,695,064	170,881,726
Net change in unrealized appreciation (depreciation)	(321,783,237)	(77,525,926)

Increase (decrease) in net assets from operations	(296,278,930)	103,465,324

From Distributions to Shareholders
Class A	(181,357,491)	(13,817,540)
Class B	(39,383)	(2,941)

Total distributions	(181,396,874)	(13,820,481)

Increase (decrease) in net assets from capital share transactions	164,185,967	(64,944,150)

Total increase (decrease) in net assets	(313,489,837)	24,700,693

Net Assets
Beginning of period	1,237,044,017	1,212,343,324

End of period	$923,554,180	$1,237,044,017

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Value	Shares	Value
Class A
Sales	140,898	$1,610,327	1,254,006	$17,254,964
Reinvestments	20,893,720	181,357,491	994,068	13,817,540
Redemptions	(1,408,953)	(18,806,372)	(6,939,276)	(95,954,787)

Net increase (decrease)	19,625,665	$164,161,446	(4,691,202)	$(64,882,283)

Class B
Sales	279	$3,207	429	$5,973
Reinvestments	4,537	39,383	212	2,941
Redemptions	(1,566)	(18,069)	(5,146)	(70,781)

Net increase (decrease)	3,250	$24,521	(4,505)	$(61,867)

Increase (decrease) derived from capital shares transactions		$164,185,967		$(64,944,150)

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2022		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$14.01		$13.03	$12.71	$9.90	$11.25	$8.66

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.14		0.11	0.07	0.15	0.16	0.13
Net realized and unrealized gain (loss)	(3.51)		1.03	0.82	2.82	(1.34)	2.60

Total income (loss) from investment operations	(3.37)		1.14	0.89	2.97	(1.18)	2.73

Less Distributions
Distributions from net investment income	(0.11)		(0.08)	(0.16)	(0.16)	(0.17)	(0.14)
Distributions from net realized capital gains	(1.97)		(0.08)	(0.41)	0.00	0.00	0.00

Total distributions	(2.08)		(0.16)	(0.57)	(0.16)	(0.17)	(0.14)

Net Asset Value, End of Period	$8.56		$14.01	$13.03	$12.71	$9.90	$11.25

Total Return (%) (b)	(24.23	)(c)	8.70	7.91	30.22	(10.68)	31.64

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.80	(d)	0.80	0.80	0.80	0.80	0.80
Net ratio of expenses to average net assets (%) (e)	0.78	(d)	0.78	0.79	0.79	0.80	0.80
Ratio of net investment income (loss) to average net assets (%)	2.45	(d)	0.82	0.64	1.30	1.48	1.32
Portfolio turnover rate (%)	25	(c)	61	67	42	65	46
Net assets, end of period (in millions)	$923.4		$1,236.8	$1,212.0	$1,203.8	$1,082.3	$1,115.1

	Class B
	Six Months Ended June 30, 2022		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$13.97		$13.00	$12.67	$9.87	$11.21	$8.64

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.13		0.08	0.04	0.12	0.14	0.11
Net realized and unrealized gain (loss)	(3.51)		1.02	0.83	2.82	(1.34)	2.58

Total income (loss) from investment operations	(3.38)		1.10	0.87	2.94	(1.20)	2.69

Less Distributions
Distributions from net investment income	(0.07)		(0.05)	(0.13)	(0.14)	(0.14)	(0.12)
Distributions from net realized capital gains	(1.97)		(0.08)	(0.41)	0.00	0.00	0.00

Total distributions	(2.04)		(0.13)	(0.54)	(0.14)	(0.14)	(0.12)

Net Asset Value, End of Period	$8.55		$13.97	$13.00	$12.67	$9.87	$11.21

Total Return (%) (b)	(24.40	)(c)	8.41	7.66	29.89	(10.91)	31.22 (f)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.05	(d)	1.05	1.05	1.05	1.05	1.05
Net ratio of expenses to average net assets (%) (e)	1.03	(d)	1.03	1.04	1.04	1.05	1.05
Ratio of net investment income (loss) to average net assets (%)	2.15	(d)	0.57	0.34	1.07	1.25	1.05
Portfolio turnover rate (%)	25	(c)	61	67	42	65	46
Net assets, end of period (in millions)	$0.2		$0.3	$0.3	$0.3	$0.3	$0.3

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
(f)	Generally accepted accounting principles may require adjustments to be made to the net assets of the Portfolio at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the returns reported in the portfolio manager commentary section of this report.

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Notes to Financial Statements—June 30, 2022 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-four series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is Brighthouse/Artisan International Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A and B shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2022 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946- Financial Services- Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued in reference to similar instruments traded on active markets are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from third-party pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost

BHFTI-13

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded OTC are generally valued based upon interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

In December 2020, the Securities and Exchange Commission adopted Rule 2a-5, Good Faith Determinations of Fair Value, under the 1940 Act, which is intended to address valuation practices and the role of the board of directors with respect to the fair value of the investments of a registered investment company. Among other things, Rule 2a-5 will permit the Portfolio’s Board to designate the Portfolio’s primary investment adviser to perform the Portfolio’s fair value determinations, which will be subject to the Board’s oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the investment adviser’s fair value determinations. Compliance with Rule 2a-5 will be required beginning in September 2022. The Portfolio’s valuation policies and related practices may be impacted as the Portfolio comes into compliance with Rule 2a-5.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

BHFTI-14

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

In consideration of recent decisions rendered by European courts, the Portfolio has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (“EU”) countries. These filings are subject to various administrative and judicial proceedings within these countries. During the six months ended June 30, 2022, the Portfolio received EU tax reclaim payments in the amount of $23,066 that were not previously accrued for due to uncertainty of collectability. Such amount is included in dividends on the Statement of Operations. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed. As of June 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2022, the Portfolio had direct investments in repurchase agreements with a gross value of $30,455,419. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $32,361,799. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2022.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur, any interest earned, and any dividends declared during the term of the loan, would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio generally receives cash, U.S. Government securities, letters of credit, or other collateral deemed appropriate by the Adviser. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, including repurchase agreements with respect to equity securities, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. The value of the securities on loan may change each business day. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned

BHFTI-15

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2022 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2022 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2022.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

All securities on loan are classified as Common Stocks in the Portfolio’s Schedule of Investments as of June 30, 2022. For all securities on loan, the remaining contractual maturity of the agreements is overnight and continuous.

3. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the COVID-19 pandemic. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The COVID-19 pandemic has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this pandemic, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. At this time, it is still not possible to estimate the severity or duration of the COVID-19 pandemic, including the severity, duration and frequency of any additional “waves” or emerging variants of COVID-19. It is also still not possible to estimate the duration or frequency of the utilization of any therapeutic treatments and vaccines for COVID-19 or variants thereof. It is likewise still not possible to predict or estimate the longer-term effects of the COVID-19 pandemic, or any actions taken to contain or address the pandemic, on the Portfolios, the financial markets, and economy at large. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

In late February 2022, Russian military forces invaded Ukraine, significantly amplifying already existing geopolitical tensions among Russia, Ukraine, Europe, NATO, and the West. Russia’s invasion, the responses of countries and political bodies to Russia’s actions, and the potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities such as oil and natural gas. Following Russia’s actions, various countries, including the U.S., Canada, the United Kingdom, Germany, and France, as well as the European Union, issued broad-ranging economic sanctions against Russia. Sanctions threatened or imposed by these jurisdictions, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or the Portfolio. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Portfolio. Sanctions, or the threat of new or modified sanctions, could impair the ability of the Portfolio to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other

BHFTI-16

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Portfolio, even if the Portfolio does not have direct exposure to securities of Russian issuers.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Foreign Investment Risk: The investments by the Portfolio in foreign securities, whether direct or indirect, involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation, unexpected market closures or other political, social or economic developments, such as the imposition of economic sanctions against one or more countries, organizations, entities and/or individuals, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, which is the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In 2017, the UK Financial Conduct Authority (FCA) announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. dollar LIBOR and the Sterling Overnight Interbank Average Rate for GBP LIBOR). Various financial industry groups have been planning for the transition away from LIBOR and markets are developing in response to these new rates, but there are concerns around liquidity of the new rates and obstacles to converting certain securities and transactions to new rates. Neither the effect of the transition process nor its ultimate success can yet be known. The transition away from and eventual elimination of LIBOR may adversely affect the interest rates on, and liquidity and value of, certain assets and liabilities of the Portfolio that are tied to LIBOR. These may include bank loans, floating rate securities, structured securities (including asset-backed and mortgage-backed securities), other debt securities, derivatives, and financing transactions tied to LIBOR, particularly insofar as the documentation governing such instruments does not include “fall back” provisions addressing the transition from LIBOR. The effect of any changes to, or discontinuation of, LIBOR on the Portfolio will vary depending on, among other things (1) existing fallback or termination provisions in individual contracts and (2) the extent to which industry participants adopt new reference rates and fallbacks for both legacy and new products and instruments. The Subadviser may have discretion to determine a successor or substitute reference rate, including any price or other adjustments to account for differences between the successor or substitute reference rate and previous rate. Such successor or substitute reference rate and any adjustments selected may negatively impact the Portfolio’s investments, performance or financial condition, and may expose the Portfolio to additional tax, accounting and regulatory risks. The transition away from LIBOR may affect the value, liquidity or return on certain Portfolio investments and may result in costs incurred in connection with closing out positions and entering into new trades, adversely impacting the Portfolio’s overall financial condition or results of operations. It is difficult to predict the full impact of the transition away from LIBOR and the adoption of alternative reference rates on the Portfolio.

BHFTI-17

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2022 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$260,593,585	$0	$294,320,979

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the annual rate of 0.750% of average daily net assets. Fees earned by Brighthouse Investment Advisers with respect to the Portfolio for the six months ended June 30, 2022 were $3,922,568.

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. Artisan Partners Limited Partnership is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, the Adviser has agreed, for the period April 29, 2022 to April 30, 2023, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.050%	Over $	750 million

An identical agreement was in place for the period April 30, 2021 to April 29, 2022. Amounts waived for the six months ended June 30, 2022 are shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2022 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee.

BHFTI-18

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

During the six months ended June 30, 2022, deferred compensation losses exceeded accrued Trustees’ fees and expenses. As such, changes in the value of participants’ deferral accounts in excess of the Trustees’ fees and expenses are reflected as a component of Miscellaneous expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

7. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2022 was as follows:

Cost basis of investments	$1,075,653,404

Gross unrealized appreciation	90,430,226
Gross unrealized (depreciation)	(185,443,605)

Net unrealized appreciation (depreciation)	$(95,013,379)

The tax character of distributions paid for the years ended December 31, 2021 and 2020 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2021	2020	2021	2020	2021	2020
$6,774,380	$15,143,380	$7,046,101	$38,047,446	$13,820,481	$53,190,826

As of December 31, 2021, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation (Depreciation)	Accumulated Capital Losses	Total
$50,010,955	$130,923,521	$226,709,948	$—	$407,644,424

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2021, the Portfolio had no accumulated capital losses.

8. Recent Accounting Pronouncement

In January 2021, the FASB issued Accounting Standards Update No. 2021-01 (“ASU 2021-01”), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, as regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective through December 31, 2022, for all entities. The expedients and exceptions provided by the amendments do not apply to contract modifications and hedging relationships entered into or evaluated after December 31, 2022, except for hedging transactions as of December 31, 2022, that an entity has elected certain optional expedients for and that are retained through the end of the hedging relationship. Management expects that the adoption of the guidance will not have a material impact on the Portfolio’s financial statements.

BHFTI-19

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

For the period April 1, 2021 through March 31, 2022, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-20

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Managed by Eaton Vance Management

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2022, the Class A and B shares of the Brighthouse/Eaton Vance Floating Rate Portfolio returned -4.80% and -4.96%, respectively. The Portfolio’s benchmark, the Standard & Poor’s/Loan Syndications and Trading Association (“S&P/LSTA”) Leveraged Loan Index¹, returned -4.55%.

MARKET ENVIRONMENT / CONDITIONS

The floating-rate loan market began 2022 with strong returns in January and early February, selling off in the middle of the first quarter, before subsequently recovering in the final two weeks of March. The S&P/LSTA Leveraged Loan Index (the “Index”) returned a flattish -0.10% for the first quarter of 2022, compared with starkly losing performance for the ICE/BofA U.S. High Yield Index (-4.51%) and for the more rate-sensitive ICE/BofA U.S. Corporate Index (-7.74%), as examples.

Investor pessimism abounded in the second quarter of 2022, with global capital markets moving broadly lower, as flight-to-safety activity reflected concerns over inflation, rising interest rates and potential for recession in the face of tighter financial conditions. Notwithstanding this relatively bleak tone, the senior secured corporate loan market once more outshined risk markets from equities to high-yield bonds to even investment-grade corporates—with loans’ relative outperformance pattern holding for the year-to-date and trailing one-year periods as well.

Though loans’ relative standing remained strong, the absolute return levels remained uninspiring during the reporting period, to say the least. The Index, a broad barometer of the U.S. senior secured corporate loan market, returned -4.45% in the second quarter, softening the year-to-date returns to -4.55%. Investor discernment was a key theme across all periods, with lower-quality credits broadly underperforming. For example, BB-rated loans returned -3.27% for the six-month period ended June 30, 2022, while B-rated and CCC-rated loans returned -4.88% and -8.58%, respectively.

In the secondary market, loan prices tumbled throughout the period amid weakness in the technical condition of the asset class. As the period closed, the average Index loan price ended June at $92.16, down from $98.64 at the start of the period. Accelerating redemptions from retail loan funds in the last two months of the period were among the primary culprits weighing on the market’s balance.

On fundamentals, the trailing 12-month default rate continued to track near a record-low level, ending June at 0.28% compared to 0.29% at the start of the period. While the market has clearly entered a period with a growing number of question marks—including the prospects for continued bouts of volatility in the second half of the year—issuers broadly entered this period with a strong starting stance, with interest coverage levels at the highest end of the market’s historical range and with the maturity wall now extended to 2025.
The more forward-looking market-based assessment of distress, the measure of loans trading below $80, ended June at 2.81%. This is an encouraging data point, in our opinion, given that the loan Index at large sits some seven points lower than its year-to-date high of $99.08 on January 20, 2022. In other words, we believe it lends credence to the current sell-off being more fear-based than truly credit-based at present.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The Portfolio underperformed its benchmark during the period. The Portfolio’s limited allocation to secured high-yield bonds was among principal detractors, as loans significantly outperformed their fixed-rate counterparts in the bond market during the period. Bonds in the Portfolio play a number of key roles over time, including to provide an expanded opportunity set and diversification as well as a source of liquidity for potential redemptions. These important factors notwithstanding, bonds sold off much more than loans during this period of heightened credit market volatility. As the Index does not include bonds, the Portfolio’s limited allocation served as a headwind.

Performance results across all credit ratings tiers were negative during the period, as noted above. Generally speaking, lower quality tiers have historically tended to underperform their higher quality counterparts during such times. As a result, the Portfolio’s underexposure to the CCC-rated loan segment was a contributor to relative performance. A modest cash balance also served as a tailwind to relative performance results.

With respect to industry-level exposures, loan selection results within the radio & television and health care industries weighed on relative performance results, while loan selection results within the oil & gas and metals/mining segments were additive. From an industry allocation perspective, the Portfolio’s overweight to the home furnishings industry detracted, while an underweight to the volatile retailers segment helped relative results.

The cornerstones of the Portfolio’s investment philosophy are intense, internal credit research and broad diversification. The Portfolio held 497 loan issues and 30 senior secured bond positions as of June 30, 2022. Important to note, we believe the optimal risk/return profile can be achieved predominantly through interest income realized through investments of higher quality loans, rather than primarily seeking the capital gains associated with distressed loans. As of the end of the reporting period, the Portfolio maintained an overweight position in BB-rated loans and an underweight exposure to the distressed CCC-rated loan category.

BHFTI-1

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Managed by Eaton Vance Management

Portfolio Manager Commentary*—(Continued)

Given the floating-rate nature of the asset class, the Portfolio is exposed to minimal interest rate risk as the loans in the Portfolio reset their coupons every 42 days on average as of June 30, 2022, resulting in a portfolio duration of roughly 0.24 years.

Craig P. Russ^

Andrew N. Sveen

Michael Turgel

Portfolio Managers

Eaton Vance Management

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

^ Craig P. Russ relinquished his portfolio management duties for the Portfolio effective June 30, 2022.

1 The Standard & Poor’s/Loan Syndications and Trading Association Leveraged Loan Index is market value-weighted index designed to measure the performance of the U.S. leveraged loan market based upon market weightings, spreads and interest payments. The index is currently calculated daily and rebalanced on a weekly basis every Friday (or the last trading day of the week in the case of a holiday).

BHFTI-2

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

A $10,000 INVESTMENT COMPARED TO THE S&P/LSTA LEVERAGED LOAN INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2022

	6 Month	1 Year	5 Year	10 Year
Brighthouse/Eaton Vance Floating Rate Portfolio
Class A	-4.80	-3.54	2.16	3.01
Class B	-4.96	-3.79	1.91	2.75
S&P/LSTA Leveraged Loan Index	-4.55	-2.78	2.91	3.74

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2022

Top Industries

% of Net Assets
Software	16.0
Commercial Services	8.5
Media	5.6
Pharmaceuticals	4.6
Telecommunications	4.2
Diversified Financial Services	3.9
Chemicals	3.6
Healthcare-Services	3.6
Insurance	3.4
Computers	3.2

Top Sectors

% of Net Assets
Floating Rate Loans	93.8
Corporate Bonds & Notes	3.1
Common Stocks	0.5
Preferred Stocks	0.1

BHFTI-3

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2022 through June 30, 2022.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Brighthouse/Eaton Vance Floating Rate Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period** January 1, 2022 to June 30, 2022
Class A (a)	Actual	0.68%	$1,000.00	$952.00	$3.29
	Hypothetical*	0.68%	$1,000.00	$1,021.42	$3.41

Class B (a)	Actual	0.93%	$1,000.00	$950.40	$4.50
	Hypothetical*	0.93%	$1,000.00	$1,020.18	$4.66

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 5 of the Notes to Financial Statements.

BHFTI-4

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Floating Rate Loans (a)—93.8% of Net Assets

Security Description	Principal Amount*	Value

Advertising—0.2%
CMG Media Corp. Term Loan, 5.166%, 1M LIBOR + 3.500%, 12/17/26	1,460,745	$1,344,981

Aerospace/Defense—1.9%
AI Convoy (Luxembourg) S.a.r.l. Term Loan B, 5.732%, 6M LIBOR + 3.500%, 01/18/27	609,197	584,220
Dynasty Acquisition Co., Inc.
Term Loan B2, 5.166%, 1M LIBOR + 3.500%, 04/06/26	1,198,060	1,109,203
Term Loan B1, 5.166%, 1M LIBOR + 3.500%, 04/06/26	2,228,216	2,062,956
Spirit Aerosystems, Inc. Term Loan B, 5.416%, 1M LIBOR + 3.750%, 01/15/25	493,273	481,146
TransDigm, Inc.
Term Loan G, 3.916%, 1M LIBOR + 2.250%, 08/22/24	1,629,728	1,573,851
Term Loan F, 3.916%, 1M LIBOR + 2.250%, 12/09/25	4,804,646	4,574,172
WP CPP Holdings LLC Term Loan, 5.416%, 3M LIBOR + 3.750%, 04/30/25	2,584,854	2,201,435

		12,586,983

Agriculture—0.1%
Alltech, Inc. Term Loan B, 5.666%, 1M LIBOR + 4.000%, 10/13/28	522,375	492,338

Airlines—0.2%
AAdvantage Loyalty IP, Ltd. Term Loan, 5.813%, 3M LIBOR + 4.750%, 04/20/28	1,000,000	957,000
Mileage Plus Holdings LLC Term Loan B, 7.313%, 3M LIBOR + 5.250%, 06/21/27	725,000	720,129

		1,677,129

Auto Manufacturers—0.2%
American Trailer World Corp. Term Loan B, 5.375%, TSFR + 3.750%, 03/03/28	1,536,614	1,376,550

Auto Parts & Equipment—2.3%
Adient U.S. LLC Term Loan B, 4.916%, 1M LIBOR + 3.250%, 04/10/28	891,000	832,343
American Axle & Manufacturing, Inc. Term Loan B, 3.880%, 1M LIBOR + 2.250%, 04/06/24	1,476,166	1,431,881
Autokiniton US Holdings, Inc. Term Loan B, 5.620%, 1M LIBOR + 4.500%, 04/06/28	1,732,500	1,606,894
Clarios Global L.P. USD Term Loan B, 4.916%, 1M LIBOR + 3.250%, 04/30/26	3,528,743	3,290,553
Dayco Products LLC Term Loan B, 5.825%, 3M LIBOR + 4.250%, 05/19/23	950,000	873,604
Delachaux S.A. Term Loan B, 5.738%, 3M LIBOR + 4.500%, 04/16/26	374,000	342,210
DexKo Global, Inc.
Term Loan, 5.402%, 1M LIBOR + 3.750%, 10/04/28	143,640	132,580
Term Loan B, 5.982%, 3M LIBOR + 3.750%, 10/04/28	754,110	696,043
Garrett LX I S.a r.l. USD Term Loan B, 4.490%, 3M LIBOR + 3.250%, 04/30/28	669,938	623,042
Tenneco, Inc. Term Loan B, 4.666%, 1M LIBOR + 3.000%, 10/01/25	3,208,625	3,088,301
TI Group Automotive Systems, LLC
USD Term Loan, 5.500%, 3M LIBOR + 3.250%, 12/16/26	641,875	616,200

Auto Parts & Equipment—(Continued)
Truck Hero, Inc. Term Loan B, 5.166%, 1M LIBOR + 3.500%, 01/31/28	1,086,250	975,996
Wheel Pros LLC Term Loan, 6.095%, 1M LIBOR + 4.500%, 05/11/28	942,875	782,586

		15,292,233

Banks—0.2%
Walker & Dunlop, Inc. Term Loan, 3.875%, TSFR + 2.250%, 12/16/28	1,194,000	1,146,240

Beverages—0.4%
Arterra Wines Canada, Inc. Term Loan, 5.750%, 3M LIBOR + 3.500%, 11/24/27	911,125	857,596
City Brewing Co. LLC Term Loan, 4.469%, 3M LIBOR + 3.500%, 04/05/28	669,314	597,363
Triton Water Holdings, Inc. Term Loan, 5.750%, 3M LIBOR + 3.500%, 03/31/28	1,287,001	1,149,721

		2,604,680

Building Materials—2.4%
ACProducts, Inc. Term Loan B, 7.127%, 3M LIBOR + 4.250%, 05/17/28	2,848,731	2,220,230
Chamberlain Group, Inc. Term Loan B, 4.506%, 3M LIBOR + 3.500%, 11/03/28	1,716,375	1,564,762
Cornerstone Building Brands, Inc. Term Loan B, 4.574%, 1M LIBOR + 3.250%, 04/12/28	790,000	659,156
CP Atlas Buyer, Inc. Term Loan B, 5.416%, 1M LIBOR + 3.750%, 11/23/27	1,384,388	1,216,877
CPG International, Inc. Term Loan B, 4.092%, TSFR + 2.500%, 04/28/29	975,000	928,688
Icebox Holdco III, Inc.
Delayed Draw Term Loan, 3.750%, 12/22/28 (b)	158,571	149,057
1st Lien Term Loan, 6.000%, 3M LIBOR + 3.750%, 12/22/28	764,513	718,642
MI Windows and Doors, LLC Term Loan, 5.125%, 1M LIBOR + 3.500%, 12/18/27	261,337	245,874
Oscar AcquisitionCo, LLC Term Loan B, 6.108%, TSFR + 4.500%, 04/29/29	950,000	847,875
Quikrete Holdings, Inc.
1st Lien Term Loan, 4.291%, 1M LIBOR + 2.625%, 02/01/27	4,203,267	3,962,891
Term Loan B1, 4.666%, 1M LIBOR + 3.000%, 06/11/28	2,294,250	2,173,086
Standard Industries, Inc. Term Loan B, 3.788%, 6M LIBOR + 2.500%, 09/22/28	1,222,856	1,186,851

		15,873,989

Chemicals—3.6%
Aruba Investments, Inc. USD Term Loan, 5.633%, 1M LIBOR + 4.000%, 11/24/27	666,588	619,927
Atotech B.V. Term Loan B, 4.166%, 1M LIBOR + 2.500%, 03/18/28	940,500	900,921
Axalta Coating Systems U.S. Holdings, Inc. Term Loan B3, 4.000%, 3M LIBOR + 1.750%, 06/01/24	2,771,943	2,715,118
CPC Acquisition Corp. Term Loan, 6.000%, 3M LIBOR + 3.750%, 12/29/27	691,250	609,452
Flint Group GmbH Term Loan C, 5.250%, 3M LIBOR + 4.250%, 09/21/23	91,406	80,437

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Chemicals—(Continued)
Flint Group U.S. LLC
1st Lien Term Loan B2, 3M LIBOR + 4.250%, 09/21/23	551,880	$485,654
Illuminate Buyer LLC Term Loan, 5.166%, 1M LIBOR + 3.500%, 06/30/27	703,059	651,648
INEOS Enterprises Holdings U.S. Finco LLC Term Loan B, 5.075%, 3M LIBOR + 3.500%, 08/28/26	179,827	174,657
INEOS Styrolution U.S. Holding LLC USD Term Loan B, 4.416%, 1M LIBOR + 2.750%, 01/29/26	2,277,000	2,154,611
INEOS U.S. Finance LLC
Term Loan B, 3.666%, 1M LIBOR + 2.000%, 04/01/24	2,984,375	2,857,539
USD Term Loan B, 4.166%, 1M LIBOR + 2.500%, 11/08/28	673,313	640,489
Kraton Corp. USD Term Loan, 5.109%, TSFR + 3.250%, 03/15/29	498,750	476,306
LSF11 Skyscraper Holdco S.a r.l. USD Term Loan B, 5.750%, 3M LIBOR + 3.500%, 09/29/27	1,950,436	1,882,170
Messer Industries GmbH Term Loan, 4.760%, 3M LIBOR + 2.500%, 03/02/26	1,612,588	1,547,412
Olympus Water U.S. Holding Corp. Incremental Term Loan, 6.554%, TSFR + 4.500%, 11/09/28	399,000	375,060
PQ Corp. Term Loan B, 3.739%, 3M LIBOR + 2.500%, 06/09/28	2,286,900	2,190,420
Starfruit Finco B.V. Term Loan B, 5.250%, 3M LIBOR + 3.000%, 10/01/25	2,320,492	2,196,345
Trinseo Materials Operating S.C.A. Term Loan B2, 4.166%, 1M LIBOR + 2.500%, 05/03/28	891,000	841,253
Tronox Finance LLC
Term Loan B, 4.500%, 3M LIBOR + 2.250%, 03/10/28	1,353,000	1,291,693
Incremental Term Loan, 5.304%, TSFR + 3.250%, 04/04/29	274,313	264,026
W.R. Grace & Co. Term Loan B, 6.063%, 3M LIBOR + 3.750%, 09/22/28	1,243,750	1,175,344

		24,130,482

Coal—0.1%
American Consolidated Natural Resources, Inc. Exit Term Loan, 14.642%, 3M LIBOR + 13.000%, 09/16/25	176,579	180,000
Oxbow Carbon LLC Term Loan B, 6.500%, 3M LIBOR + 4.250%, 10/17/25	296,563	289,890

		469,890

Commercial Services—8.1%
AEA International Holdings (Lux) S.a.r.l. Term Loan B, 6.063%, 3M LIBOR + 3.750%, 09/07/28	3,134,250	3,001,044
Albion Financing 3 Sarl USD Term Loan, 6.434%, 3M LIBOR + 5.250%, 08/17/26	2,213,875	2,123,936
Allied Universal Holdco LLC USD Incremental Term Loan B, 5.416%, 1M LIBOR + 3.750%, 05/12/28	2,817,770	2,594,695
Amentum Government Services Holdings LLC Term Loan, 5.597%, TSFR + 4.000%, 02/15/29	825,000	786,844
American Residential Services LLC Term Loan B, 5.750%, 3M LIBOR + 3.500%, 10/15/27	541,750	507,891
APFS Staffing Holdings, Inc. Term Loan, 5.460%, TSFR + 4.000%, 12/29/28	299,250	287,654
APi Group DE, Inc.
Term Loan B, 4.152%, 1M LIBOR + 2.500%, 10/01/26	1,221,217	1,175,675

Commercial Services—(Continued)
APi Group DE, Inc.
Incremental Term Loan B, 4.416%, 1M LIBOR + 2.750%, 01/03/29	887,705	853,862
Belron Finance U.S. LLC USD Term Loan B, 3.875%, 3M LIBOR + 2.500%, 04/13/28	864,063	831,660
CCRR Parent, Inc Term Loan B, 6.010%, 3M LIBOR + 3.750%, 03/06/28	518,810	500,651
CHG Healthcare Services, Inc.
Term Loan, 5.500%, 6M LIBOR + 3.250%, 09/29/28	1,191,000	1,122,146
CoreLogic, Inc. Term Loan, 5.188%, 1M LIBOR + 3.500%, 06/02/28	3,888,081	3,230,996
EAB Global, Inc. Term Loan, 4.739%, 3M LIBOR + 3.500%, 08/16/28	1,268,625	1,198,058
Electro Rent Corp. 1st Lien Term Loan, 6.098%, 3M LIBOR + 5.000%, 01/31/24	2,491,461	2,429,174
Employbridge LLC Term Loan B, 7.000%, 3M LIBOR + 4.750%, 07/19/28	1,612,813	1,473,707
Ensemble RCM, LLC Term Loan, 4.989%, 3M LIBOR + 3.750%, 08/03/26	2,234,903	2,168,415
Foundational Education Group, Inc. 1st Lien Term Loan, 6.066%, TSFR + 3.750%, 08/31/28	597,000	573,120
Garda World Security Corp. Term Loan B, 5.900%, 1M LIBOR + 4.250%, 10/30/26	1,803,894	1,677,622
Hertz Corp. (The)
Term Loan C, 4.920%, 1M LIBOR + 3.250%, 06/30/28	210,113	198,242
Term Loan B, 4.920%, 1M LIBOR + 3.250%, 06/30/28	1,103,738	1,041,377
Indy U.S. Bidco LLC USD Term Loan, 5.416%, 1M LIBOR + 3.750%, 03/05/28	666,588	620,482
IRI Holdings, Inc. 1st Lien Term Loan, 9.666%, 1M LIBOR + 4.250%, 12/01/25	4,415,292	4,385,856
KUEHG Corp. Incremental Term Loan, 6.000%, 3M LIBOR + 3.750%, 02/21/25	1,382,414	1,291,693
LHS Borrower, LLC Term Loan B, 6.375%, TSFR + 4.750%, 02/16/29	1,926,250	1,748,072
Monitronics International, Inc. Term Loan, 8.750%, 1M LIBOR + 7.500%, 03/29/24	1,272,137	833,250
NAB Holdings LLC Term Loan, 5.204%, TSFR + 3.000%, 11/23/28	2,016,870	1,889,136
PECF USS Intermediate Holding III Corp. Term Loan B, 5.916%, 1M LIBOR + 4.250%, 12/15/28	696,500	631,551
Prime Security Services Borrower LLC Term Loan, 3.812%, 6M LIBOR + 2.750%, 09/23/26	2,278,551	2,135,572
Sabre GLBL, Inc.
Term Loan B2, 5.166%, 1M LIBOR + 3.500%, 12/17/27	486,687	457,385
Term Loan B1, 5.166%, 1M LIBOR + 3.500%, 12/17/27	305,313	286,931
Sotheby’s Term Loan B, 5.544%, 3M LIBOR + 4.500%, 01/15/27	375,549	360,683
Spin Holdco, Inc. Term Loan, 5.611%, 3M LIBOR + 4.000%, 03/04/28	3,999,375	3,696,090
Syniverse Holdings, Inc. Term Loan, 8.286%, TSFR + 7.000%, 05/13/27	300,000	264,750
Trans Union LLC
Term Loan B5, 3.416%, 1M LIBOR + 1.750%, 11/16/26	1,999,992	1,909,368
Term Loan B6, 3.916%, 1M LIBOR + 2.250%, 12/01/28	1,970,077	1,884,942

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—(Continued)
TruGreen L.P. Term Loan, 5.666%, 1M LIBOR + 4.000%, 11/02/27	541,750	$516,694
TTF Holdings, LLC Term Loan, 5.938%, 1M LIBOR + 4.250%, 03/31/28	539,106	518,889
Vaco Holdings LLC Term Loan, 7.204%, TSFR + 5.000%, 01/21/29	298,500	288,052
Verscend Holding Corp. Term Loan B, 5.666%, 1M LIBOR + 4.000%, 08/27/25	2,043,550	1,960,105
Wex, Inc. Term Loan, 3.916%, 1M LIBOR + 2.250%, 03/31/28	444,375	427,711

		53,883,981

Computers—3.2%
Imprivata, Inc.
Term Loan, 5.416%, 1M LIBOR + 3.750%, 12/01/27	1,061,563	1,022,417
Incremental Term Loan, 5.750%, TSFR + 4.250%, 12/01/27	250,000	242,500
Magenta Buyer LLC
1st Lien Term Loan, 6.230%, 3M LIBOR + 5.000%, 07/27/28	4,527,250	4,089,614
2nd Lien Term Loan, 9.480%, 3M LIBOR + 8.250%, 07/27/29	1,075,000	1,011,844
McAfee LLC USD Term Loan B, 5.145%, TSFR + 4.000%, 03/01/29	3,050,000	2,774,737
NCR Corp. Term Loan, 3.740%, 3M LIBOR + 2.500%, 08/28/26	1,385,813	1,348,857
Panther Commercial Holdings L.P. Term Loan, 5.739%, 3M LIBOR + 4.500%, 01/07/28	1,909,038	1,796,086
Redstone Holdco 2 L.P. Term Loan, 5.934%, 3M LIBOR + 4.750%, 04/27/28	2,382,000	2,066,385
SITEL Worldwide Corp. Term Loan, 6.010%, 1M LIBOR + 3.750%, 08/28/28	2,009,813	1,926,908
Tempo Acquisition LLC Term Loan B, 4.525%, TSFR + 3.000%, 08/31/28	1,544,396	1,465,245
Verifone Systems, Inc. 1st Lien Term Loan, 5.524%, 3M LIBOR + 4.000%, 08/20/25	2,755,574	2,515,968
Vision Solutions, Inc. Incremental Term Loan, 5.184%, 3M LIBOR + 4.000%, 04/24/28	1,365,869	1,244,079

		21,504,640

Cosmetics/Personal Care—0.6%
Conair Holdings LLC Term Loan B, 6.000%, 3M LIBOR + 3.750%, 05/17/28	1,588,000	1,336,567
Journey Personal Care Corp. Term Loan B, 6.500%, 3M LIBOR + 4.250%, 03/01/28	1,064,250	830,115
Sunshine Luxembourg ViII S.a.r.l Term Loan B3, 6.000%, 3M LIBOR + 3.750%, 10/01/26	1,925,625	1,788,424

		3,955,106

Distribution/Wholesale—0.3%
Core & Main L.P. Term Loan B, 4.319%, 1M LIBOR + 2.500%, 07/27/28	1,439,125	1,372,566
Protective Industrial Products, Inc. Term Loan, 5.666%, 1M LIBOR + 4.000%, 12/29/27	569,623	529,749

		1,902,315

Diversified Financial Services—3.9%
Advisor Group, Inc. Term Loan, 6.166%, 1M LIBOR + 4.500%, 07/31/26	1,463,722	1,396,025
Aretec Group, Inc. Term Loan, 5.916%, 1M LIBOR + 4.250%, 10/01/25	3,607,111	3,438,778
Astra Acquisition Corp. 1st Lien Term Loan, 6.916%, 1M LIBOR + 5.250%, 10/25/28	1,802,692	1,570,596
Avolon TLB Borrower 1 (U.S.) LLC Term Loan B5, 3.845%, 1M LIBOR + 2.250%, 12/01/27	1,674,500	1,595,484
Citco Funding LLC Term Loan, 4.750%, 3M LIBOR + 2.500%, 09/28/23	2,909,966	2,829,942
Deerfield Dakota Holding LLC USD Term Loan B, 5.275%, 1M TSFR + 3.750%, 04/09/27	1,862,000	1,748,539
Ditech Holding Corp. Term Loan, 06/30/23 (c)	1,824,660	367,213
Edelman Financial Center LLC Term Loan B, 5.166%, 1M LIBOR + 3.500%, 04/07/28	1,732,500	1,600,397
Fiserv Investment Solutions, Inc.
Term Loan B, 5.455%, 3M LIBOR + 4.000%, 02/18/27	490,000	466,112
Focus Financial Partners LLC Term Loan B4, 4.166%, 1M LIBOR + 2.500%, 06/30/28	1,015,227	972,714
Franklin Square Holdings L.P. Term Loan B, 3.938%, 1M LIBOR + 2.250%, 08/01/25	481,248	464,404
Guggenheim Partners LLC Term Loan, 4.416%, 1M LIBOR + 2.750%, 07/21/23	5,028,771	4,923,478
Hudson River Trading LLC Term Loan, 4.500%, TSFR + 3.000%, 03/20/28	2,323,050	2,174,956
LPL Holdings, Inc. Term Loan B1, 2.812%, 1M LIBOR + 1.750%, 11/12/26	1,267,500	1,240,566
NFP Corp. Term Loan, 4.902%, 1M LIBOR + 3.250%, 02/15/27	1,111,277	1,031,821

		25,821,025

Electric—0.8%
Calpine Construction Finance Co. L.P. Term Loan B, 3.666%, 1M LIBOR + 2.000%, 01/15/25	1,205,039	1,161,732
Calpine Corp. Term Loan B5, 4.170%, 1M LIBOR + 2.500%, 12/16/27	2,605,668	2,482,985
Longview Power LLC Exit Term Loan, 12.232%, 3M LIBOR + 10.000%, 07/30/25	153,229	155,145
Pike Corp. Incremental Term Loan B, 4.670%, 1M LIBOR + 3.000%, 01/21/28	431,507	411,280
Vistra Operations Company LLC 1st Lien Term Loan B3, 3.416%, 1M LIBOR + 1.750%, 12/31/25	1,169,563	1,122,488

		5,333,630

Electrical Components & Equipment—0.3%
Creation Technologies, Inc. Term Loan, 6.462%, 3M LIBOR + 5.500%, 10/05/28	1,100,000	962,500
Energizer Holdings, Inc. Term Loan, 3.875%, 1M LIBOR + 2.250%, 12/22/27	981,190	933,970

		1,896,470

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Electronics—0.3%
II-VI, Inc. Bridge Term Loan B, 01/14/28 (d)	1,125,000	$1,080,563
Mirion Technologies, Inc. Term Loan, 5.627%, 2M LIBOR + 2.750%, 10/20/28	769,188	728,805

		1,809,368

Engineering & Construction—0.8%
Aegion Corp. Term Loan, 6.273%, 1M LIBOR + 4.750%, 05/17/28	471,437	432,544
Artera Services LLC Incremental Term Loan, 5.750%, 3M LIBOR + 3.500%, 03/06/25	489,000	388,510
Brand Energy & Infrastructure Services, Inc. Term Loan, 6.500%, 3M LIBOR + 4.250%, 06/21/24	1,203,910	1,047,703
Brown Group Holding LLC Term Loan B, 4.166%, 1M LIBOR + 2.500%, 06/07/28	1,337,079	1,276,494
Term Loan B2, 06/08/29 (d)	250,000	241,250
Centuri Group, Inc. Term Loan B, 4.075%, 3M LIBOR + 2.500%, 08/27/28	817,080	784,907
KKR Apple Bidco LLC
Term Loan, 4.416%, 1M LIBOR + 3.000%, 09/23/28	174,125	164,820
Osmose Utilities Services, Inc. Term Loan, 4.916%, 1M LIBOR + 3.250%, 06/23/28	719,563	646,707
Rockwood Service Corp. Term Loan, 5.916%, 1M LIBOR + 4.250%, 01/23/27	528,858	511,009
USIC Holdings, Inc. Term Loan, 5.166%, 1M LIBOR + 3.500%, 05/12/28	168,583	154,394

		5,648,338

Entertainment—1.7%
Alchemy Copyrights LLC Term Loan B, 4.062%, 1M LIBOR + 3.000%, 03/10/28	466,705	452,704
AMC Entertainment Holdings, Inc. Term Loan B, 4.200%, 1M LIBOR + 3.000%, 04/22/26	1,572,188	1,327,189
Crown Finance U.S., Inc.
USD Term Loan, 4.000%, 3M LIBOR + 2.500%, 02/28/25	1,568,169	997,356
Incremental Term Loan, 4.250%, 3M LIBOR + 2.750%, 09/30/26	1,267,476	782,667
Term Loan B1, 8.250%, 05/23/24	432,420	485,459
Incremental Term Loan B1, 10.076%, 6M LIBOR + 8.250%, 02/28/25	325,392	338,407
Great Canadian Gaming Corp. Term Loan, 6.096%, 3M LIBOR + 4.000%, 11/01/26	575,000	543,231
SeaWorld Parks & Entertainment, Inc. Term Loan B, 4.688%, 1M LIBOR + 3.000%, 08/25/28	992,500	935,679
SMG U.S. Midco 2, Inc. Term Loan, 4.166%, 1M LIBOR + 2.500%, 01/23/25	215,536	202,604
Stars Group Holdings B.V. (The) Incremental Term Loan, 4.500%, 3M LIBOR + 2.250%, 07/21/26	2,406,812	2,293,493
Twin River Worldwide Holdings, Inc. Term Loan B, 4.370%, 1M LIBOR + 3.250%, 10/02/28	1,268,625	1,181,860

Entertainment—(Continued)
UFC Holdings LLC Term Loan B, 3.500%, 6M LIBOR + 2.750%, 04/29/26	2,082,961	1,947,568

		11,488,217

Environmental Control—1.6%
Covanta Holding Corp.
Term Loan B, 4.166%, 1M LIBOR + 2.500%, 11/30/28	440,794	418,387
Term Loan C, 4.166%, 1M LIBOR + 2.500%, 11/30/28	33,101	31,405
EnergySolutions LLC Term Loan B, 6.000%, 3M LIBOR + 3.750%, 05/09/25	998,649	936,233
EWT Holdings III Corp. Term Loan, 4.188%, 1M LIBOR + 2.500%, 04/01/28	965,250	937,901
Filtration Group Corp.
1st Lien Term Loan, 4.666%, 1M LIBOR + 3.000%, 03/29/25	705,350	669,730
Incremental Term Loan, 5.166%, 1M LIBOR + 3.500%, 10/21/28	818,813	767,637
GFL Environmental, Inc. Term Loan, 4.239%, 3M LIBOR + 3.000%, 05/30/25	1,332,744	1,304,090
Harsco Corp. Term Loan, 3.938%, 1M LIBOR + 2.250%, 03/10/28	396,000	367,290
Madison IAQ LLC Term Loan, 4.524%, 6M LIBOR + 3.250%, 06/21/28	3,531,500	3,228,674
Northstar Group Services, Inc. Term Loan B, 7.166%, 1M LIBOR + 5.500%, 11/12/26	1,375,814	1,325,941
Robertshaw U.S. Holding Corp. 1st Lien Term Loan, 4.563%, 1M LIBOR + 3.500%, 02/28/25	1,056,868	870,154

		10,857,442

Food—1.1%
CHG PPC Parent LLC Term Loan, 4.688%, 1M LIBOR + 3.000%, 12/08/28	523,688	494,885
Del Monte Foods, Inc. Term Loan, 5.684%, TSFR + 4.250%, 05/16/29	475,000	449,271
Froneri International, Ltd. USD Term Loan, 3.916%, 1M LIBOR + 2.250%, 01/29/27	1,837,500	1,698,157
H Food Holdings LLC Term Loan B, 5.354%, 1M LIBOR + 3.687%, 05/23/25	648,000	584,901
Monogram Food Solutions LLC Term Loan B, 5.688%, 1M LIBOR + 4.000%, 08/28/28	597,000	565,657
Nomad Foods Europe Midco, Ltd. Term Loan B4, 3.661%, 3M LIBOR + 2.250%, 05/15/24	1,679,551	1,624,966
Sovos Brands Intermediate, Inc. Term Loan, 4.250%, 3M LIBOR + 3.500%, 06/08/28	538,828	509,192
U.S. Foods, Inc. Term Loan B, 3.575%, 3M LIBOR + 2.000%, 09/13/26	1,434,438	1,351,240

		7,278,269

Food Service—0.2%
Aramark Services, Inc.
Term Loan B3, 3.416%, 1M LIBOR + 1.750%, 03/11/25	816,080	781,736
Term Loan B4, 3.416%, 1M LIBOR + 1.750%, 01/15/27	932,500	886,264

		1,668,000

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Forest Products & Paper—0.2%
Asplundh Tree Expert LLC Term Loan B, 3.416%, 1M LIBOR + 1.750%, 09/07/27	1,080,750	$1,049,099
Neenah, Inc. Term Loan B, 6.750%, PRIME + 2.000%, 04/06/28	396,000	394,020

		1,443,119

Gas—0.1%
UGI Energy Services LLC Term Loan B, 5.416%, 1M LIBOR + 3.750%, 08/13/26	897,250	878,558

Hand/Machine Tools—0.4%
Alliance Laundry Systems LLC Term Loan B, 4.755%, 3M LIBOR + 3.500%, 10/08/27	1,023,000	973,448
Apex Tool Group LLC Term Loan, 6.534%, TSFR + 5.250%, 02/08/29	1,675,631	1,477,349

		2,450,797

Healthcare-Products—0.9%
Avantor Funding, Inc. Term Loan B5, 3.916%, 1M LIBOR + 2.250%, 11/08/27	1,511,684	1,452,476
CPI International, Inc. 1st Lien Term Loan, 4.739%, 3M LIBOR + 3.500%, 07/26/24	564,583	557,526
CryoLife, Inc. Term Loan B, 5.750%, 3M LIBOR + 3.500%, 06/01/27	453,625	432,078
Curia Global, Inc. Term Loan, 4.989%, 3M LIBOR + 3.750%, 08/30/26	1,357,269	1,280,922
Hanger, Inc. 1st Lien Term Loan, 5.166%, 1M LIBOR + 3.500%, 03/06/25	912,960	885,001
ICU Medical, Inc.
Term Loan B, 4.604%, TSFR + 2.650%, 01/08/29	648,375	628,113
Sotera Health Holdings LLC Term Loan, 4.416%, 1M LIBOR + 2.750%, 12/11/26	575,000	547,688

		5,783,804

Healthcare-Services—3.6%
BW NHHC Holdco, Inc. 1st Lien Term Loan, 6.455%, 3M LIBOR + 5.000%, 05/15/25	888,000	638,583
Cambrex Corp. Term Loan, 5.125%, TSFR + 3.500%, 12/04/26	265,119	251,863
Cano Health LLC Term Loan, 5.625%, TSFR + 4.000%, 11/23/27	2,829,631	2,608,566
Catalent Pharma Solutions, Inc. Term Loan B3, 3.625%, 1M LIBOR + 2.000%, 02/22/28	826,846	817,156
DuPage Medical Group, Ltd. Term Loan, 5.500%, 3M LIBOR + 3.250%, 03/12/28	469,063	431,537
Electron BidCo, Inc. Term Loan, 4.666%, 1M LIBOR + 3.000%, 11/01/28	872,813	818,989
Envision Healthcare Corp. 1st Lien Term Loan, 5.416%, 1M LIBOR + 3.750%, 10/10/25	4,096,825	1,430,230
eResearchTechnology, Inc. 1st Lien Term Loan, 6.166%, 1M LIBOR + 4.500%, 02/04/27	296,222	274,129
GHX Ultimate Parent Corp. 1st Lien Term Loan, 6.127%, 6M LIBOR + 3.250%, 06/28/24	1,046,898	999,787
Icon Luxembourg Sarl
Term Loan, 4.563%, 3M LIBOR + 2.250%, 07/03/28	333,723	323,155

Healthcare-Services—(Continued)
Loire Finco Luxembourg S.a.r.l. Term Loan, 4.916%, 1M LIBOR + 3.250%, 04/21/27	294,052	277,879
Lonza Group AG USD Term Loan B, 6.250%, 3M LIBOR + 4.000%, 07/03/28	1,809,419	1,625,763
MDVIP, Inc. Term Loan, 5.345%, 1M LIBOR + 3.750%, 10/16/28	324,188	308,519
MedAssets Software Intermediate Holdings, Inc. Term Loan, 5.666%, 1M LIBOR + 4.000%, 12/18/28	1,221,938	1,145,566
National Mentor Holdings, Inc.
Term Loan, 6.010%, 3M LIBOR + 3.750%, 03/02/28	2,127,292	1,872,017
Term Loan C, 6.010%, 3M LIBOR + 3.750%, 03/02/28	59,767	52,595
Pacific Dental Services LLC Term Loan, 4.759%, 1M LIBOR + 3.250%, 05/05/28	519,750	499,610
Pediatric Associates Holding Co. LLC
Delayed Draw Term Loan, 4.925%, 3M LIBOR + 3.250%, 12/29/28 (b)	78,849	74,118
Term Loan B, 5.076%, 3M LIBOR + 3.250%, 12/29/28	519,750	487,266
Phoenix Guarantor, Inc.
Term Loan B, 4.916%, 1M LIBOR + 3.250%, 03/05/26	1,600,706	1,499,161
Term Loan B3, 5.142%, 1M LIBOR + 3.500%, 03/05/26	1,331,767	1,247,282
Radiology Partners, Inc. 1st Lien Term Loan B, 5.892%, 1M LIBOR + 4.250%, 07/09/25	428,497	386,049
RadNet, Inc. Term Loan, 6.750%, 1M LIBOR + 3.000%, 04/21/28	1,064,250	1,011,481
Select Medical Corp. Term Loan B, 4.170%, 1M LIBOR + 2.500%, 03/06/25	2,457,947	2,355,532
Sound Inpatient Physicians 1st Lien Term Loan, 4.416%, 1M LIBOR + 2.750%, 06/27/25	408,000	372,683
Surgery Center Holdings, Inc. Term Loan, 4.950%, 1M LIBOR + 3.750%, 08/31/26	1,375,217	1,284,538
WP CityMD Bidco LLC 1st Lien Term Loan B, 5.500%, 3M LIBOR + 3.250%, 12/22/28	748,125	705,856

		23,799,910

Holding Companies-Diversified—0.2%
Belfor Holdings Inc. Term Loan B, 5.416%, 1M LIBOR + 3.750%, 04/06/26	1,527,555	1,481,729

Home Builders—0.1%
Thor Industries, Inc. USD Term Loan, 4.688%, 1M LIBOR + 3.000%, 02/01/26	686,497	672,767

Home Furnishings—0.4%
AI Aqua Merger Sub, Inc. 1st Lien Term Loan B, 4.831%, TSFR + 3.750%, 07/31/28	750,000	682,500
Mattress Firm, Inc. Term Loan B, 5.640%, 3M LIBOR + 4.250%, 09/25/28	2,357,188	2,044,860

		2,727,360

Hotels, Restaurants & Leisure—0.1%
Dave & Buster’s, Inc. Term Loan B, 06/29/29 (d)	775,000	739,156

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Household Products/Wares—0.2%
Kronos Acquisition Holdings, Inc.
Term Loan B, 5.416%, 1M LIBOR + 3.750%, 12/22/26	1,157,375	$1,057,069
1st Lien Term Loan, 7.649%, TSFR + 6.000%, 12/22/26	447,750	438,795

		1,495,864

Housewares—0.1%
CFS Brands, LLC 1st Lien Term Loan, 4.666%, 1M LIBOR + 3.000%, 03/20/25	239,356	209,436
Libbey Glass, Inc. Exit Term Loan, 9.021%, 3M LIBOR + 8.000%, 11/13/25	240,321	247,982

		457,418

Insurance—3.4%
Alliant Holdings Intermediate LLC
Term Loan B, 4.916%, 1M LIBOR + 3.250%, 05/09/25	2,633,430	2,489,157
AmWINS Group, Inc. Term Loan B, 3.916%, 1M LIBOR + 2.250%, 02/19/28	3,890,773	3,680,021
AssuredPartners, Inc. Term Loan B, 5.166%, 1M LIBOR + 3.500%, 02/12/27	170,625	159,961
Asurion LLC
Term Loan B6, 4.791%, 1M LIBOR + 3.125%, 11/03/23	1,446,966	1,391,500
Term Loan B8, 4.916%, 1M LIBOR + 3.250%, 12/23/26	5,319,000	4,836,966
2nd Lien Term Loan B3, 6.916%, 1M LIBOR + 5.250%, 01/31/28	1,160,000	1,007,460
HUB International, Ltd. Term Loan B, 4.214%, 3M LIBOR + 3.000%, 04/25/25	4,392,000	4,160,199
Ryan Specialty Group LLC Term Loan, 4.625%, 1M TSFR + 3.000%, 09/01/27	1,645,688	1,588,088
Sedgwick Claims Management Services, Inc. Term Loan B, 4.916%, 1M LIBOR + 3.250%, 12/31/25	1,061,500	997,810
USI, Inc.
Repriced Term Loan, 5.250%, 3M LIBOR + 3.000%, 05/16/24	1,574,368	1,510,409
Incremental Term Loan B, 5.500%, 3M LIBOR + 3.250%, 12/02/26	1,194,405	1,133,564

		22,955,135

Internet—3.1%
Barracuda Networks, Inc. 1st Lien Term Loan, 5.982%, 3M LIBOR + 3.750%, 02/12/25	1,065,588	1,058,262
Buzz Merger Sub, Ltd.
Term Loan B, 4.416%, 1M LIBOR + 2.750%, 01/29/27	488,750	463,091
Term Loan B, 4.916%, 1M LIBOR + 3.250%, 01/29/27	53,545	51,270
CNT Holdings I Corp. Term Loan, 4.690%, 1M LIBOR + 3.500%, 11/08/27	641,875	610,383
Endure Digital, Inc. Term Loan, 4.620%, 1M LIBOR + 3.500%, 02/10/28	2,821,500	2,553,457
Getty Images, Inc. Term Loan B, 6.125%, 3M LIBOR + 4.500%, 02/19/26	2,616,970	2,540,097
Go Daddy Operating Co. LLC Term Loan B4, 3.666%, 1M LIBOR + 2.000%, 08/10/27	1,053,500	1,012,488
Hoya Midco LLC Term Loan, 3.750%, TSFR + 3.250%, 02/03/29	516,829	501,325
Imperva, Inc. 1st Lien Term Loan, 5.399%, 3M LIBOR + 4.000%, 01/12/26	540,253	486,228

Internet—(Continued)
Magnite, Inc. Term Loan, 6.670%, 6M LIBOR + 5.000%, 04/28/28	668,250	643,191
Match Group, Inc. Term Loan B, 3.194%, 3M LIBOR + 1.750%, 02/13/27	675,000	635,344
MH Sub I LLC Incremental Term Loan, 5.416%, 1M LIBOR + 3.750%, 09/13/24	421,772	398,047
NortonLifeLock, Inc. Term Loan B, 01/28/29 (d)	975,000	927,164
Proofpoint, Inc. 1st Lien Term Loan, 4.825%, 3M LIBOR + 3.250%, 08/31/28	2,636,750	2,460,006
Uber Technologies, Inc.
1st Lien Term Loan B, 5.075%, 3M LIBOR + 3.500%, 04/04/25	1,368,000	1,316,273
Term Loan B, 5.075%, 3M LIBOR + 3.500%, 02/25/27	5,213,345	5,011,328

		20,667,954

Investment Companies—0.5%
EIG Management Co. LLC Term Loan B, 5.416%, 1M LIBOR + 3.750%, 02/22/25	239,375	232,194
FinCo I LLC Term Loan B, 4.166%, 1M LIBOR + 2.500%, 06/27/25	1,456,829	1,390,664
Mariner Wealth Advisors LLC
Incremental Delayed Draw Term Loan, 1.625%, 08/18/28 (b)	42,857	40,500
Delayed Draw Term Loan, 4.496%, TSFR + 3.250%, 08/18/28	68,337	64,578
Term Loan B, 4.496%, TSFR + 3.250%, 08/18/28	477,641	451,370
Incremental Term Loan, 4.623%, TSFR + 3.250%, 08/18/28	256,500	242,392
Victory Capital Holdings, Inc.
Term Loan B, 3.219%, 3M LIBOR + 2.250%, 07/01/26	778,968	749,392
Incremental Term Loan B, 4.482%, 3M LIBOR + 2.250%, 12/29/28	501,980	481,274

		3,652,364

Iron/Steel—0.2%
Phoenix Services International LLC Term Loan, 5.416%, 1M LIBOR + 3.750%, 03/01/25	1,293,825	983,307
TMS International Corp. Term Loan B3, 4.416%, 3M LIBOR + 2.750%, 08/14/24	221,625	212,760

		1,196,067

Leisure Time—1.8%
Bombardier Recreational Products, Inc. Term Loan, 3.666%, 1M LIBOR + 2.000%, 05/24/27	2,090,597	1,934,674
Carnival Corp.
USD Term Loan B, 5.877%, 6M LIBOR + 3.000%, 06/30/25	1,619,962	1,512,235
Incremental Term Loan B, 6.127%, 6M LIBOR + 3.250%, 10/18/28	2,960,125	2,664,112
City Football Group, Ltd. Term Loan, 4.598%, 3M LIBOR + 3.500%, 07/21/28	1,446,375	1,337,897
ClubCorp Holdings, Inc. Term Loan B, 5.000%, 3M LIBOR + 2.750%, 09/18/24	1,619,250	1,495,277
Fender Musical Instruments Corp. Term Loan B, 5.226%, TSFR + 4.000%, 12/01/28	348,359	329,200

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Leisure Time—(Continued)
Hayward Industries, Inc. Term Loan, 4.166%, 1M LIBOR + 2.500%, 05/30/28	792,000	$756,483
MajorDrive Holdings LLC Term Loan B, 5.625%, 3M LIBOR + 4.000%, 06/01/28	618,750	560,484
SRAM, LLC Term Loan B, 4.416%, 1M LIBOR + 2.750%, 05/18/28	253,636	241,589
Travel Leaders Group LLC Term Loan B, 5.666%, 1M LIBOR + 4.000%, 01/25/24	1,233,846	1,106,606

		11,938,557

Lodging—0.9%
Fertitta Entertainment LLC Term Loan B, 5.525%, TSFR + 4.000%, 01/27/29	1,955,127	1,805,000
Four Seasons Hotels, Ltd. 1st Lien Term Loan, 3.666%, 1M LIBOR + 2.000%, 11/30/23	835,736	827,640
Hilton Grand Vacations Borrower LLC Term Loan B, 4.666%, 1M LIBOR + 3.000%, 08/02/28	942,875	884,181
Playa Resorts Holding B.V. Term Loan B, 4.420%, 1M LIBOR + 2.750%, 04/29/24	1,873,568	1,776,142
Wyndham Hotels & Resorts, Inc. Term Loan B, 3.416%, 1M LIBOR + 1.750%, 05/30/25	858,000	830,115

		6,123,078

Machinery-Construction & Mining—0.6%
Brookfield WEC Holdings, Inc. Term Loan, 4.416%, 1M LIBOR + 2.750%, 08/01/25	3,962,569	3,757,010

Machinery-Diversified—1.6%
Ali Group North America Corp. Term Loan B, 10/13/28 (d)	1,725,000	1,653,124
Clark Equipment Co. Term Loan B, 4.654%, TSFR + 2.500%, 04/20/29	822,938	796,877
CPM Holdings, Inc. 1st Lien Term Loan, 4.562%, 1M LIBOR + 3.500%, 11/17/25	1,766,533	1,691,455
DXP Enterprises, Inc. Term Loan, 6.416%, 1M LIBOR + 4.750%, 12/16/27	541,750	526,175
Engineered Machinery Holdings, Inc. USD Incremental Term Loan, 6.000%, 3M LIBOR + 3.750%, 05/19/28	1,394,990	1,312,453
GrafTech Finance, Inc. Term Loan B, 4.666%, 1M LIBOR + 3.000%, 02/12/25	539,534	521,999
Granite Holdings U.S. Acquisition Co. Term Loan B, 6.313%, 3M LIBOR + 4.000%, 09/30/26	1,258,796	1,190,611
SPX Flow, Inc.
Term Loan, 6.125%, 1M TSFR + 4.500%, 04/05/29	1,440,994	1,348,529
Titan Acquisition, Ltd. Term Loan B, 5.877%, 3M LIBOR + 3.000%, 03/28/25	1,659,660	1,526,887

		10,568,110

Media—5.2%
Adevinta ASA Term Loan B, 5.250%, 3M LIBOR + 3.000%, 06/26/28	1,264,731	1,207,818
Charter Communications Operating LLC Term Loan B2, 3.420%, 1M LIBOR + 1.750%, 02/01/27	1,835,709	1,756,258

Media—(Continued)
CSC Holdings LLC
Term Loan B1, 3.574%, 1M LIBOR + 2.250%, 07/17/25	1,337,891	1,247,583
Incremental Term Loan, 3.574%, 1M LIBOR + 2.250%, 01/15/26	919,125	855,552
Term Loan B5, 3.824%, 1M LIBOR + 2.500%, 04/15/27	1,158,338	1,080,511
Cumulus Media New Holdings, Inc. Term Loan B, 4.750%, 6M LIBOR + 3.750%, 03/31/26	309,406	296,063
Diamond Sports Group LLC
2nd Lien Term Loan, 4.431%, TSFR + 3.250%, 08/24/26	2,601,738	621,977
First Priority Term Loan, 9.181%, TSFR + 8.000%, 05/26/26	530,909	524,273
GEE Holdings 2 LLC Exit Term Loan, 9.000%, 3M LIBOR + 8.000%, 03/24/25	158,328	157,536
Global Eagle Entertainment, Inc. 2nd Lien Takeback Term Loan, 14.666%, 3M LIBOR + 6.750%, 03/23/26	332,032	298,829
Gray Television, Inc.
Term Loan B, 3.562%, 1M LIBOR + 2.500%, 02/07/24	1,470,015	1,441,839
Term Loan C, 3.562%, 1M LIBOR + 2.500%, 01/02/26	552,268	530,177
Term Loan D, 4.062%, 1M LIBOR + 3.000%, 12/01/28	1,069,625	1,025,503
Hubbard Radio LLC Term Loan B, 5.916%, 1M LIBOR + 4.250%, 03/28/25	499,561	479,579
iHeartCommunications, Inc. Incremental Term Loan, 4.916%, 1M LIBOR + 3.250%, 05/01/26	334,350	311,573
LCPR Loan Financing LLC Term Loan B, 5.074%, 1M LIBOR + 3.750%, 10/16/28	250,000	241,562
Mission Broadcasting, Inc. Term Loan B, 3.562%, 1M LIBOR + 2.500%, 06/02/28	397,000	390,549
MJH Healthcare Holdings LLC Term Loan B, 5.109%, TSFR + 3.600%, 01/28/29	299,250	282,043
Nexstar Broadcasting, Inc. Term Loan B4, 4.166%, 1M LIBOR + 2.500%, 09/18/26	252,426	248,955
Recorded Books, Inc. Term Loan, 6.003%, 3M LIBOR + 4.000%, 08/29/25	235,231	223,910
Sinclair Television Group, Inc.
Term Loan B2B, 4.170%, 1M LIBOR + 2.500%, 09/30/26	534,875	491,751
Term Loan B3, 4.670%, 1M LIBOR + 3.000%, 04/01/28	1,725,715	1,603,189
Telenet Financing USD LLC USD Term Loan AR, 3.324%, 1M LIBOR + 2.000%, 04/30/28	3,500,000	3,253,540
Univision Communications, Inc.
Term Loan C5, 4.416%, 1M LIBOR + 2.750%, 03/15/24	767,856	755,378
Term Loan B, 4.916%, 1M LIBOR + 3.250%, 03/15/26	1,460,576	1,385,721
UPC Financing Partnership USD Term Loan AX, 4.324%, 1M LIBOR + 3.000%, 01/31/29	3,100,000	2,942,418
Virgin Media Bristol LLC
Term Loan N, 3.824%, 1M LIBOR + 2.500%, 01/31/28	6,450,000	6,056,950
Term Loan Q, 4.574%, 1M LIBOR + 3.250%, 01/31/29	1,125,000	1,078,594
Ziggo Financing Partnership Term Loan I, 3.824%, 1M LIBOR + 2.500%, 04/30/28	4,475,000	4,181,328

		34,970,959

Metal Fabricate/Hardware—1.2%
Ameriforge Group, Inc.
Term Loan, 10.250%, 3M LIBOR + 8.000%, 12/31/23	838,285	415,999
Term Loan, 14.666%, 3M LIBOR + 13.000%, 12/29/23 (b) (e)	106,066	52,635

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Metal Fabricate/Hardware—(Continued)
Dynacast International LLC First Out Term Loan, 6.006%, 3M LIBOR + 4.500%, 07/22/25	1,358,353	$1,249,685
Tiger Acquisition LLC Term Loan, 4.916%, 1M LIBOR + 3.250%, 06/01/28	521,063	465,700
Werner FinCo L.P. Term Loan, 5.666%, 1M LIBOR + 4.000%, 07/24/24	1,334,395	1,261,003
WireCo WorldGroup, Inc. Term Loan, 5.688%, 3M LIBOR + 4.250%, 11/13/28	543,532	512,279
Zekelman Industries, Inc. Term Loan, 4.185%, 3M LIBOR + 2.000%, 01/24/27	4,102,069	3,840,562

		7,797,863

Miscellaneous Manufacturing—1.5%
EXC Holdings III Corp. 1st Lien Term Loan, 5.750%, 3M LIBOR + 3.500%, 12/02/24	553,455	532,008
Gates Global LLC Term Loan B3, 4.166%, 1M LIBOR + 2.500%, 03/31/27	3,633,743	3,438,429
Gemini HDPE LLC Term Loan B, 4.239%, 3M LIBOR + 3.000%, 12/31/27	662,843	632,186
Groupe Solmax, Inc. Term Loan, 7.000%, 3M LIBOR + 4.750%, 05/29/28	1,064,808	962,321
LTI Holdings, Inc.
1st Lien Term Loan, 5.166%, 1M LIBOR + 3.500%, 09/06/25	1,205,055	1,120,701
Delayed Draw Term Loan, 6.416%, 1M LIBOR + 4.750%, 07/24/26	384,668	361,588
6.416%, 1M LIBOR + 4.750%, 07/24/26	804,891	755,746
Momentive Performance Materials, Inc. Term Loan B, 4.920%, 1M LIBOR + 3.250%, 05/15/24	2,328,000	2,256,221
Rohm Holding GmbH Term Loan B, 5.269%, 3M LIBOR + 4.750%, 07/31/26	341,228	286,632

		10,345,832

Oil & Gas—0.5%
CITGO Holding, Inc. Term Loan B, 8.661%, 1M LIBOR + 7.000%, 08/01/23	217,198	215,297
CITGO Petroleum Corp. Term Loan B, 7.916%, 1M LIBOR + 6.250%, 03/28/24	1,940,375	1,919,355
Delek U.S. Holdings, Inc. Incremental Term Loan B, 7.166%, 1M LIBOR + 5.500%, 03/31/25	537,625	533,929
QuarterNorth Energy Holding, Inc. 2nd Lien Term Loan, 9.666%, 1M LIBOR + 8.000%, 08/27/26	360,142	361,493

		3,030,074

Oil & Gas Services—0.0%
Lealand Finance Company B.V. Take Back Term Loan, 3.000%, 1M LIBOR + 3.000%, 06/30/25	280,059	143,530

Packaging & Containers—2.4%
Berlin Packaging LLC 1st Lien Term Loan B, 6.010%, 3M LIBOR + 3.750%, 03/11/28	1,364,688	1,277,689

Packaging & Containers—(Continued)
Berry Global, Inc. Term Loan Z, 3.005%, 1M LIBOR + 1.750%, 07/01/26	748,170	725,569
BWAY Holding Co. Term Loan B, 4.312%, 3M LIBOR + 3.250%, 04/03/24	1,852,500	1,747,834
Charter NEX U.S., Inc.
Term Loan, 5.416%, 1M LIBOR + 3.750%, 12/01/27	419,688	396,500
Clydesdale Acquisition Holdings, Inc. Term Loan B, 5.875%, 1M TSFR + 4.250%, 04/13/29	2,625,000	2,468,868
LABL, Inc. USD 1st Lien Term Loan, 6.652%, 1M LIBOR + 5.000%, 10/29/28	1,791,000	1,649,959
Pregis TopCo Corp. 1st Lien Term Loan, 5.666%, 1M LIBOR + 4.000%, 07/31/26	560,625	529,791
Pretium PKG Holdings, Inc. 1st Lien Term Loan, 5.120%, 3M LIBOR + 4.000%, 10/02/28	671,625	608,380
Proampac PG Borrower LLC Term Loan, 5.904%, 3M LIBOR + 2.750%, 11/03/25	939,401	873,056
Reynolds Group Holdings, Inc.
Term Loan B2, 4.916%, 1M LIBOR + 3.250%, 02/05/26	1,305,125	1,221,379
Term Loan B, 5.166%, 1M LIBOR + 3.500%, 09/24/28	1,066,938	997,853
TricorBraun Holdings, Inc. Term Loan, 4.916%, 1M LIBOR + 3.250%, 03/03/28	668,920	624,269
Trident TPI Holdings, Inc.
Term Loan B1, 5.500%, 3M LIBOR + 3.250%, 10/17/24	1,839,931	1,778,983
Delayed Draw Term Loan, 6.250%, 3M LIBOR + 4.000%, 09/15/28 (b)	105,153	98,844
Incremental Term Loan, 6.250%, 3M LIBOR + 4.000%, 09/15/28	738,827	694,497

		15,693,471

Pharmaceuticals—4.6%
Akorn, Inc. Take Back Term Loan, 8.500%, 3M LIBOR + 7.500%, 10/01/25	304,365	296,756
Alkermes, Inc. Term Loan B, 3.544%, 3M LIBOR + 2.500%, 03/12/26	342,077	326,684
Amneal Pharmaceuticals LLC Term Loan B, 5.813%, 1M LIBOR + 3.500%, 05/04/25	2,932,878	2,659,754
Bausch Health Companies, Inc. Term Loan B, 6.549%, TSFR + 5.250%, 02/01/27	3,272,532	2,820,104
Bayou Intermediate LLC Term Loan B, 5.786%, 3M LIBOR + 4.500%, 08/02/28	771,125	734,497
Change Healthcare Holdings LLC Term Loan B, 4.166%, 1M LIBOR + 2.500%, 03/01/24	3,159,027	3,080,051
Covis Finco S.a.r.l. USD Term Loan B, 8.704%, TSFR + 6.500%, 02/18/27	1,036,875	876,159
Gainwell Acquisition Corp. Term Loan B, 6.250%, 3M LIBOR + 4.000%, 10/01/27	5,449,099	5,183,455
Grifols Worldwide Operations USA, Inc. USD Term Loan B, 3.666%, 1M LIBOR + 2.000%, 11/15/27	1,650,161	1,563,270
HLF Financing S.a r.l. Term Loan B, 4.166%, 1M LIBOR + 2.500%, 08/18/25	860,438	816,340
Horizon Therapeutics USA, Inc.
Term Loan B2, 3.375%, 1M LIBOR + 1.750%, 03/15/28	1,064,804	1,030,198
Term Loan B, 3.625%, 1M LIBOR + 2.000%, 05/22/26	988,299	958,032

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Jazz Financing Lux S.a.r.l. USD Term Loan, 5.166%, 1M LIBOR + 3.500%, 05/05/28	1,658,250	$1,585,110
LSCS Holdings, Inc. 1st Lien Term Loan, 6.734%, 1M LIBOR + 4.500%, 12/16/28	820,875	781,883
Mallinckrodt International Finance S.A.
USD Term Loan, 7.253%, 3M LIBOR + 5.250%, 09/30/27	3,961,783	3,889,138
USD Term Loan, 7.503%, 3M LIBOR + 5.500%, 09/30/27	508,392	438,173
Option Care Health, Inc. Term Loan B, 4.416%, 1M LIBOR + 2.750%, 10/27/28	447,750	430,679
Packaging Coordinators Midco, Inc. Term Loan, 6.000%, 3M LIBOR + 3.750%, 11/30/27	1,359,301	1,286,579
Padagis LLC Term Loan B, 5.719%, 3M LIBOR + 4.750%, 07/06/28	1,800,000	1,660,500
Pearl Intermediate Parent LLC
2nd Lien Term Loan, 7.916%, 1M LIBOR + 6.250%, 02/13/26	200,000	195,750
PetVet Care Centers LLC Term Loan B3, 5.166%, 1M LIBOR + 3.500%, 02/14/25	321,382	303,974

		30,917,086

Pipelines—0.6%
Centurion Pipeline Co., LLC
Term Loan B, 4.916%, 1M LIBOR + 3.250%, 09/29/25	217,688	211,021
Incremental Term Loan, 5.666%, 1M LIBOR + 4.000%, 09/28/25	767,676	739,863
CQP Holdco L.P. Term Loan B, 5.982%, 3M LIBOR + 3.750%, 06/05/28	1,410,750	1,339,037
Freeport LNG Investments LLLP Term Loan B, 4.563%, 3M LIBOR + 3.500%, 12/21/28	767,268	683,348
ITT Holdings LLC Term Loan, 4.416%, 1M LIBOR + 2.750%, 07/10/28	421,813	403,358
Oryx Midstream Services Permian Basin LLC Term Loan B, 4.705%, 3M LIBOR + 3.250%, 10/05/28	920,375	876,082

		4,252,709

Real Estate—0.6%
Cushman & Wakefield U.S. Borrower LLC Term Loan B, 4.416%, 1M LIBOR + 2.750%, 08/21/25	2,396,612	2,259,555
RE/MAX International, Inc. Term Loan B, 4.188%, 1M LIBOR + 2.500%, 07/21/28	1,683,000	1,548,360

		3,807,915

Real Estate Investment Trusts—0.1%
Iron Mountain, Inc. Term Loan B, 3.416%, 1M LIBOR + 1.750%, 01/02/26	789,938	757,353

Retail—3.0%
David’s Bridal, Inc.
New Money Term Loan, 1M LIBOR + 6.000%, 06/30/23 (e) (f)	294,197	271,397
Priority Term Loan, 6.100%, 3M LIBOR + 5.000%, 06/23/23 (e) (f)	245,309	236,282
Great Outdoors Group LLC Term Loan B1, 5.416%, 1M LIBOR + 3.750%, 03/06/28	2,487,267	2,281,030

Retail—(Continued)
Harbor Freight Tools USA, Inc. Term Loan B, 4.416%, 1M LIBOR + 2.750%, 10/19/27	1,329,750	1,182,230
IRB Holding Corp.
Term Loan B, 4.238%, TSFR + 3.150%, 12/15/27	492,500	469,927
Term Loan B, 5.627%, 6M LIBOR + 2.750%, 02/05/25	2,850,837	2,711,859
Les Schwab Tire Centers Term Loan B, 4.000%, 3M LIBOR + 3.250%, 11/02/27	2,861,226	2,691,936
LIDS Holdings, Inc. Term Loan, 7.326%, TSFR + 5.500%, 12/14/26 (e) (f)	539,063	486,504
Medical Solutions Holdings, Inc.
Delayed Draw Term Loan, 3.500%, 11/01/28 (b)	260,000	244,183
1st Lien Term Loan, 6.377%, 3M LIBOR + 3.500%, 11/01/28	1,361,588	1,278,758
Park River Holdings, Inc. Term Loan, 4.217%, 3M LIBOR + 3.250%, 12/28/27	618,747	510,724
PetSmart, Inc. Term Loan B, 4.500%, 3M LIBOR + 3.750%, 02/11/28	1,315,063	1,239,857
Phillips Feed Service, Inc. Term Loan, 8.000%, 3M LIBOR + 7.000%, 11/13/24 (e) (f)	11,404	9,123
Serta Simmons Bedding LLC
Super Priority First Out Term Loan, 9.009%, 1M LIBOR + 7.500%, 08/10/23	903,900	885,445
Super Priority Second Out Term Loan, 9.009%, 1M LIBOR + 7.500%, 08/10/23	2,989,539	2,055,308
SRS Distribution, Inc.
Incremental Term Loan, 4.000%, TSFR + 3.500%, 06/02/28	423,938	391,612
Term Loan B, 4.019%, 3M LIBOR + 3.500%, 06/02/28	1,042,125	958,755
White Cap Buyer LLC Term Loan B, 5.275%, TSFR + 3.750%, 10/19/27	1,994,688	1,838,853

		19,743,783

Semiconductors—1.1%
Altar Bidco, Inc. Term Loan, 5.750%, TSFR + 3.350%, 02/01/29	1,400,000	1,294,563
Bright Bidco B.V. Term Loan B, 4.774%, 3M LIBOR + 3.500%, 06/30/24	1,829,937	805,172
Cohu, Inc. Term Loan B, 3.519%, 3M LIBOR + 3.000%, 10/01/25	209,165	206,028
MKS Instruments, Inc. 2022 Term Loan B, 04/08/29 (d)	3,660,000	3,509,025
Synaptics, Inc. Term Loan B, 4.356%, 3M LIBOR + 2.250%, 12/02/28	446,625	435,460
Ultra Clean Holdings, Inc. Term Loan B, 5.416%, 1M LIBOR + 3.750%, 08/27/25	1,061,731	1,033,418

		7,283,666

Software—15.9%
Applied Systems, Inc. 1st Lien Term Loan, 6.750%, 3M LIBOR + 3.000%, 09/19/24	6,402,159	6,164,747
AppLovin Corp.
Term Loan B, 5.250%, 3M LIBOR + 3.000%, 10/25/28	1,645,875	1,569,753
Term Loan B, 5.500%, 3M LIBOR + 3.250%, 08/15/25	4,551,757	4,369,686
Aptean, Inc. Term Loan, 5.902%, 1M LIBOR + 4.250%, 04/23/26	4,746,855	4,539,180
AQA Acquisition Holding, Inc. Term Loan, 5.916%, 1M LIBOR + 4.250%, 03/03/28	792,000	767,580

See accompanying notes to financial statements.

BHFTI-13

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
Banff Merger Sub, Inc. Term Loan, 5.416%, 1M LIBOR + 3.750%, 10/02/25	4,547,916	$4,239,036
Bracket Intermediate Holding Corp. 1st Lien Term Loan B, 5.219%, 3M LIBOR + 4.250%, 09/05/25	794,063	764,947
Camelot U.S. Acquisition 1 Co.
Incremental Term Loan B, 4.666%, 1M LIBOR + 3.000%, 10/30/26	1,034,250	979,629
Term Loan B, 4.666%, 1M LIBOR + 3.000%, 10/30/26	1,608,750	1,526,301
CDK Global, Inc. USD Term Loan B, 06/08/29 (d)	2,350,000	2,286,844
CentralSquare Technologies LLC 1st Lien Term Loan, 6.000%, 3M LIBOR + 3.750%, 08/29/25	772,000	696,730
Ceridian HCM Holding, Inc. Term Loan B, 4.166%, 1M LIBOR + 2.500%, 04/30/25	1,323,438	1,257,266
Cloudera, Inc.
Term Loan, 5.416%, 1M LIBOR + 3.750%, 10/08/28	3,042,375	2,809,125
2nd Lien Term Loan, 7.666%, 1M LIBOR + 6.000%, 10/08/29	850,000	748,000
Constant Contact, Inc. Term Loan, 5.011%, 3M LIBOR + 4.000%, 02/10/28	1,785,812	1,596,069
Cornerstone OnDemand, Inc. Term Loan, 5.416%, 1M LIBOR + 3.750%, 10/16/28	1,471,313	1,321,729
E2open LLC Term Loan B, 4.835%, 3M LIBOR + 3.500%, 02/04/28	1,164,128	1,100,586
ECI Macola Max Holdings LLC Term Loan, 6.000%, 3M LIBOR + 3.750%, 11/09/27	1,281,737	1,214,446
EP Purchaser LLC
Term Loan B, 5.750%, 3M LIBOR + 3.500%, 11/06/28	448,875	429,517
Epicor Software Corp. Term Loan, 4.916%, 1M LIBOR + 3.250%, 07/30/27	6,220,745	5,867,911
Finastra USA, Inc. 1st Lien Term Loan, 4.739%, 3M LIBOR + 3.500%, 06/13/24	3,306,244	2,984,916
Grab Holdings, Inc. Term Loan B, 5.500%, 6M LIBOR + 4.500%, 01/29/26	2,098,438	1,927,939
Greeneden U.S., Holdings II LLC Term Loan B4, 5.666%, 1M LIBOR + 4.000%, 12/01/27	790,000	757,215
Hyland Software, Inc. Term Loan 3, 5.166%, 1M LIBOR + 3.500%, 07/01/24	6,622,084	6,415,144
Informatica LLC USD Term Loan B, 4.438%, 1M LIBOR + 2.750%, 10/27/28	2,942,625	2,801,011
Ivanti Software, Inc.
Add On Term Loan B, 5.611%, 1M LIBOR + 4.000%, 12/01/27	666,563	571,022
Term Loan B, 5.848%, 3M LIBOR + 4.250%, 12/01/27	2,382,030	2,050,530
MA FinanceCo. LLC Term Loan B, 5.915%, 3M LIBOR + 4.250%, 06/05/25	1,505,622	1,381,408
Marcel LUX IV Sarl
Term Loan B1, 4.690%, TSFR + 3.250%, 03/15/26	970,000	934,231
USD Term Loan B, 5.525%, TSFR + 4.000%, 12/31/27	94,905	91,584
Mavenir Systems, Inc. Term Loan B, 6.205%, 3M LIBOR + 4.750%, 08/18/28	423,938	396,382
Maverick Bidco, Inc. Term Loan, 4.989%, 3M LIBOR + 3.750%, 05/18/28	920,375	890,463

Software—(Continued)
MedAssets Software Intermediate Holdings, Inc. 2nd Lien Term Loan 2, 8.416%, 1M LIBOR + 6.750%, 12/17/29	775,000	689,750
Mediaocean LLC Term Loan, 5.166%, 1M LIBOR + 3.500%, 12/15/28	698,250	664,502
Mitnick Corporate Purchaser, Inc. Term Loan, 5.924%, TSFR + 4.750%, 05/02/29	475,000	456,891
Navicure, Inc. Term Loan B, 5.666%, 1M LIBOR + 4.000%, 10/22/26	2,649,304	2,510,215
Playtika Holding Corp. Term Loan, 4.416%, 1M LIBOR + 2.750%, 03/13/28	1,890,031	1,784,662
PointClickCare Technologies, Inc. Term Loan B, 5.938%, 3M LIBOR + 3.000%, 12/29/27	543,125	513,253
Project Ruby Ultimate Parent Corp. Term Loan, 4.916%, 1M LIBOR + 3.250%, 03/03/28	1,061,563	996,542
Rackspace Technology Global, Inc. Term Loan B, 3.500%, 3M LIBOR + 2.750%, 02/15/28	2,854,025	2,615,714
Realpage, Inc. 1st Lien Term Loan, 4.916%, 1M LIBOR + 3.250%, 04/24/28	2,977,500	2,755,676
Renaissance Holding Corp. Incremental Term Loan, 5.581%, TSFR + 4.500%, 03/30/29	200,000	191,667
Signify Health LLC Term Loan B, 6.127%, 3M LIBOR + 3.250%, 06/22/28	347,375	329,138
SkillSoft Corp. Term Loan B, 6.212%, 3M LIBOR + 5.250%, 07/14/28	671,999	626,079
Skopima Merger Sub, Inc. Term Loan B, 5.666%, 1M LIBOR + 4.000%, 05/12/28	1,563,188	1,445,948
SolarWinds Holdings, Inc. Term Loan B, 4.416%, 1M LIBOR + 2.750%, 02/05/24	3,500,666	3,357,723
Sophia L.P. Term Loan B, 5.500%, 3M LIBOR + 3.250%, 10/07/27	3,371,523	3,156,588
Sovos Compliance LLC
Delayed Draw Term Loan, 6.152%, 3M LIBOR + 4.500%, 08/11/28	117,808	111,378
Term Loan, 6.166%, 1M LIBOR + 4.500%, 08/11/28	678,781	641,731
SS&C Technologies, Inc.
Term Loan B6, 3.875%, TSFR + 2.250%, 03/22/29	282,353	269,929
Term Loan B7, 3.875%, TSFR + 2.250%, 03/22/29	402,819	384,817
SurveyMonkey, Inc. Term Loan B, 5.420%, 1M LIBOR + 3.750%, 10/10/25	996,000	966,120
Symplr Software, Inc. Term Loan, 6.654%, TSFR + 4.500%, 12/22/27	865,182	821,923
Thoughtworks, Inc. Term Loan B, 4.416%, 1M LIBOR + 2.750%, 03/23/28	283,112	272,407
Tibco Software, Inc. Term Loan B3, 5.420%, 1M LIBOR + 3.750%, 06/30/26	3,879,324	3,817,255
Ultimate Software Group, Inc.
Term Loan, 4.212%, 3M LIBOR + 3.250%, 05/04/26	5,027,060	4,738,004
Term Loan B, 5.416%, 1M LIBOR + 3.750%, 05/04/26	1,434,438	1,356,056
Veritas U.S., Inc. Term Loan B, 7.250%, 3M LIBOR + 5.000%, 09/01/25	3,339,444	2,752,954
VS Buyer, LLC Term Loan B, 4.666%, 1M LIBOR + 3.000%, 02/28/27	2,281,921	2,164,021

		105,841,870

See accompanying notes to financial statements.

BHFTI-14

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—3.7%
Altice France S.A. Term Loan B13, 5.411%, 3M LIBOR + 4.000%, 08/14/26	1,229,017	$1,124,550
Avaya, Inc. Term Loan B2, 5.324%, 1M LIBOR + 4.000%, 12/15/27	600,000	451,650
CenturyLink, Inc. Term Loan B, 3.916%, 1M LIBOR + 2.250%, 03/15/27	6,240,000	5,749,898
CommScope, Inc. Term Loan B, 4.916%, 1M LIBOR + 3.250%, 04/06/26	1,507,375	1,361,662
Cyxtera DC Holdings, Inc. Term Loan B, 4.640%, 1M LIBOR + 3.000%, 05/01/24	1,448,750	1,358,203
Delta TopCo, Inc. Term Loan B, 5.836%, 3M LIBOR + 3.750%, 12/01/27	4,313,944	3,928,385
Digicel International Finance, Ltd. Term Loan B, 4.916%, 1M LIBOR + 3.250%, 05/28/24	1,452,579	1,283,717
Level 3 Financing, Inc. Term Loan B, 3.416%, 1M LIBOR + 1.750%, 03/01/27	1,720,372	1,598,513
LogMeIn, Inc. Term Loan B, 6.345%, 1M LIBOR + 4.750%, 08/31/27	2,740,818	2,151,542
Numericable Group S.A. Term Loan B11, 3.989%, 3M LIBOR + 2.750%, 07/31/25	213,937	195,619
Plantronics, Inc. Term Loan B, 4.166%, 1M LIBOR + 2.500%, 07/02/25	1,499,356	1,479,989
SBA Senior Finance II LLC Term Loan B, 3.420%, 1M LIBOR + 1.750%, 04/11/25	1,824,900	1,758,747
West Corp.
Term Loan B1, 5.166%, 1M LIBOR + 3.500%, 10/10/24	254,762	217,715
Term Loan, 5.666%, 1M LIBOR + 4.000%, 10/10/24	796,535	680,042
Zayo Group Holdings, Inc. Term Loan, 4.666%, 1M LIBOR + 3.000%, 03/09/27	1,126,546	1,011,388

		24,351,620

Transportation—0.5%
Kenan Advantage Group, Inc. Term Loan B1, 5.383%, 1M LIBOR + 3.750%, 03/24/26	2,290,125	2,141,267
N-Able International Holdings II LLC
Term Loan B, 4.575%, 3M LIBOR + 3.000%, 07/19/28	446,625	426,527
XPO Logistics, Inc. Term Loan B, 2.870%, 1M LIBOR + 1.750%, 02/24/25	575,000	548,919

		3,116,713

Total Floating Rate Loans (Cost $673,353,502)		624,885,497

Corporate Bonds & Notes—3.1%

Aerospace/Defense—0.4%
TransDigm, Inc. 6.250%, 03/15/26 (144A)	3,000,000	2,891,250

Airlines—0.4%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.
5.500%, 04/20/26 (144A)	2,000,000	1,837,570
5.750%, 04/20/29 (144A)	1,500,000	1,280,640

		3,118,210

Auto Parts & Equipment—0.2%
Clarios Global L.P. 6.750%, 05/15/25 (144A)	225,000	222,851
Clarios Global L.P. / Clarios U.S. Finance Co. 6.250%, 05/15/26 (144A)	1,215,000	1,169,438

		1,392,289

Commercial Services—0.3%
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6.625%, 07/15/26 (144A)	725,000	665,282
Garda World Security Corp. 4.625%, 02/15/27 (144A)	850,000	731,000
Prime Security Services Borrower LLC / Prime Finance, Inc. 5.250%, 04/15/24 (144A)	625,000	610,937
Sabre GLBL, Inc. 9.250%, 04/15/25 (144A)	300,000	289,065

		2,296,284

Distribution/Wholesale—0.0%
American Builders & Contractors Supply Co., Inc. 4.000%, 01/15/28 (144A)	275,000	235,540

Diversified Financial Services—0.1%
AG Issuer LLC 6.250%, 03/01/28 (144A)	425,000	370,894

Electric—0.2%
Calpine Corp.
4.500%, 02/15/28 (144A)	300,000	272,363
5.250%, 06/01/26 (144A)	988,000	938,600

		1,210,963

Entertainment—0.2%
AMC Entertainment Holdings, Inc. 7.500%, 02/15/29 (144A)	1,000,000	845,000
SeaWorld Parks and Entertainment., Inc.
8.750%, 05/01/25 (144A)	250,000	258,750
Six Flags Theme Parks, Inc. 7.000%, 07/01/25 (144A)	250,000	253,083

		1,356,833

Environmental Control—0.1%
GFL Environmental, Inc. 4.250%, 06/01/25 (144A)	625,000	589,825

Machinery-Diversified—0.1%
TK Elevator U.S. Newco, Inc. 5.250%, 07/15/27 (144A)	500,000	445,783

Media—0.2%
Diamond Sports Group LLC / Diamond Sports Finance Co. 5.375%, 08/15/26 (144A)	550,000	137,500
iHeartCommunications, Inc.
4.750%, 01/15/28 (144A)	250,000	206,020
5.250%, 08/15/27 (144A)	200,000	171,166

See accompanying notes to financial statements.

BHFTI-15

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Shares/ Principal Amount*	Value

Media—(Continued)
iHeartCommunications, Inc.
6.375%, 05/01/26	105,163	$97,407
8.375%, 05/01/27	190,609	151,473
Virgin Media Secured Finance plc 4.500%, 08/15/30 (144A)	800,000	657,368

		1,420,934

Oil & Gas—0.2%
CITGO Petroleum Corp. 7.000%, 06/15/25 (144A)	1,275,000	1,233,563

Real Estate—0.1%
Cushman and Wakefield U.S. Borrower LLC 6.750%, 05/15/28 (144A)	375,000	348,281

Software—0.1%
Boxer Parent Co., Inc. 7.125%, 10/02/25 (144A)	500,000	478,780

Telecommunications—0.5%
Altice France S.A. 5.500%, 01/15/28 (144A)	475,000	382,783
CommScope, Inc. 6.000%, 03/01/26 (144A)	2,000,000	1,842,060
Lumen Technologies, Inc. 4.000%, 02/15/27 (144A)	1,500,000	1,268,625

		3,493,468

Total Corporate Bonds & Notes (Cost $23,460,743)		20,882,897

Common Stocks—0.5%

Commercial Services—0.0%
IAP Worldwide Services LLC (e) (f) (g) (h)	44	196,886

Electric Utilities—0.1%
Longview Intermediate Holdings Co. LLC (g) (h)	39,089	390,890

Energy Equipment & Services—0.0%
McDermott International, Inc. (g) (h)	117,431	66,936

Entertainment—0.0%
Cineworld Group plc (g) (h)	121,458	19,442

Health Care Equipment & Supplies—0.1%
Akorn Holding Co. LLC (g) (h)	56,220	323,265

Household Products—0.0%
LG Parent Holding Co. (h)	9,472	140,896

Media—0.1%
Clear Channel Outdoor Holdings, Inc. (g) (h)	43,727	46,788
Cumulus Media, Inc. - Class A (g) (h)	40,548	313,436
Global Eagle Entertainment (e) (f) (g) (h)	17,940	183,885
iHeartMedia, Inc. - Class A (g) (h)	18,596	146,722

		690,831

Metals & Mining—0.1%
ACNR Holdings, Inc. (h)	3,147	228,682
AFG Holdings, Inc. (e) (f) (g) (h)	24,746	102,944

		331,626

Oil, Gas & Consumable Fuels—0.1%
QuarterNorth Energy, Inc. (g) (h)	4,819	599,966

Professional Services—0.0%
Skillsoft Corp. (g) (h)	66,881	235,421

Specialty Retail—0.0%
David’s Bridal, Inc. (e) (f) (g) (h)	18,015	0
Philips Pet Holding Corp. (e) (f) (g) (h)	62	21,332

		21,332

Total Common Stocks (Cost $4,963,147)		3,017,491

Preferred Stocks—0.1%

Household Products—0.0%
LG Parent Holding Co.	1,428	175,584

Metals & Mining—0.1%
ACNR Holdings, Inc.	1,486	640,466

Specialty Retail—0.0%
David’s Bridal, Inc.
Series A, (e) (f) (g)	501	0
Series B, (e) (f) (g)	2,042	0
DBI Investors, Inc. Series A (e) (f) (g)	852	0

		0

Total Preferred Stocks (Cost $240,265)		816,050

Warrants—0.0%

Specialty Retail—0.0%
David’s Bridal, Inc. (e) (f) (g) (h) (Cost $0)	3,478	0

See accompanying notes to financial statements.

BHFTI-16

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Short-Term Investment—4.0%

Security Description	Principal Amount*	Value

Repurchase Agreement—4.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/22 at 0.350%, due on 07/01/22 with a maturity value of $26,728,245; collateralized by U.S. Treasury Note at 3.000%, maturing 06/30/24, with a market value of $27,262,642.	26,727,985	$26,727,985

Total Short-Term Investments (Cost $26,727,985)		26,727,985

Total Investments—101.5% (Cost $728,745,642)		676,329,920
Unfunded Loan Commitments—(0.1)% (Cost $(550,714))		(550,714)
Net Investments—101.4% (Cost $728,194,928)		675,779,206
Other assets and liabilities (net)—(1.4)%		(9,622,337)

Net Assets—100.0%		$666,156,869

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(b)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(c)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(d)	This loan will settle after June 30, 2022, at which time the interest rate will be determined.
(e)	Security was valued in good faith under procedures approved by the Board of Trustees. As of June 30, 2022, these securities represent 0.2% of net assets.
(f)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(g)	Security was acquired in connection with a restructuring of a senior loan and may be subject to restrictions on resale.
(h)	Non-income producing security.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2022, the market value of 144A securities was $20,634,017, which is 3.1% of net assets.

Glossary of Abbreviations

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate
(PRIME)—	U.S. Federal Reserve Prime Rate
(TSFR)—	Term Secured Financing Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Floating Rate Loans
Advertising	$—	$1,344,981	$—	$1,344,981
Aerospace/Defense	—	12,586,983	—	12,586,983
Agriculture	—	492,338	—	492,338
Airlines	—	1,677,129	—	1,677,129
Auto Manufacturers	—	1,376,550	—	1,376,550
Auto Parts & Equipment	—	15,292,233	—	15,292,233
Banks	—	1,146,240	—	1,146,240
Beverages	—	2,604,680	—	2,604,680
Building Materials (Less Unfunded Loan Commitments of $158,571)	—	15,715,418	—	15,715,418

See accompanying notes to financial statements.

BHFTI-17

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Chemicals	$—	$24,130,482	$—	$24,130,482
Coal	—	469,890	—	469,890
Commercial Services	—	53,883,981	—	53,883,981
Computers	—	21,504,640	—	21,504,640
Cosmetics/Personal Care	—	3,955,106	—	3,955,106
Distribution/Wholesale	—	1,902,315	—	1,902,315
Diversified Financial Services	—	25,821,025	—	25,821,025
Electric	—	5,333,630	—	5,333,630
Electrical Components & Equipment	—	1,896,470	—	1,896,470
Electronics	—	1,809,368	—	1,809,368
Engineering & Construction	—	5,648,338	—	5,648,338
Entertainment	—	11,488,217	—	11,488,217
Environmental Control	—	10,857,442	—	10,857,442
Food	—	7,278,269	—	7,278,269
Food Service	—	1,668,000	—	1,668,000
Forest Products & Paper	—	1,443,119	—	1,443,119
Gas	—	878,558	—	878,558
Hand/Machine Tools	—	2,450,797	—	2,450,797
Healthcare-Products	—	5,783,804	—	5,783,804
Healthcare-Services (Less Unfunded Loan Commitments of $39,474)	—	23,760,436	—	23,760,436
Holding Companies-Diversified	—	1,481,729	—	1,481,729
Home Builders	—	672,767	—	672,767
Home Furnishings	—	2,727,360	—	2,727,360
Hotels, Restaurants & Leisure	—	739,156	—	739,156
Household Products/Wares	—	1,495,864	—	1,495,864
Housewares	—	457,418	—	457,418
Insurance	—	22,955,135	—	22,955,135
Internet	—	20,667,954	—	20,667,954
Investment Companies (Less Unfunded Loan Commitments of $42,857)	—	3,609,507	—	3,609,507
Iron/Steel	—	1,196,067	—	1,196,067
Leisure Time	—	11,938,557	—	11,938,557
Lodging	—	6,123,078	—	6,123,078
Machinery-Construction & Mining	—	3,757,010	—	3,757,010
Machinery-Diversified	—	10,568,110	—	10,568,110
Media	—	34,970,959	—	34,970,959
Metal Fabricate/Hardware (Less Unfunded Loan Commitments of $10,532)	—	7,787,331	—	7,787,331
Miscellaneous Manufacturing	—	10,345,832	—	10,345,832
Oil & Gas	—	3,030,074	—	3,030,074
Oil & Gas Services	—	143,530	—	143,530
Packaging & Containers (Less Unfunded Loan Commitments of $39,280)	—	15,654,191	—	15,654,191
Pharmaceuticals	—	30,917,086	—	30,917,086
Pipelines	—	4,252,709	—	4,252,709
Real Estate	—	3,807,915	—	3,807,915
Real Estate Investment Trusts	—	757,353	—	757,353
Retail (Less Unfunded Loan Commitments of $260,000)	—	18,480,477	1,003,306	19,483,783
Semiconductors	—	7,283,666	—	7,283,666
Software	—	105,841,870	—	105,841,870
Telecommunications	—	24,351,620	—	24,351,620
Transportation	—	3,116,713	—	3,116,713
Total Floating Rate Loans (Less Unfunded Loan Commitments of $550,714)	—	623,331,477	1,003,306	624,334,783
Total Corporate Bonds & Notes*	—	20,882,897	—	20,882,897
Common Stocks
Commercial Services	—	—	196,886	196,886
Electric Utilities	—	390,890	—	390,890
Energy Equipment & Services	66,936	—	—	66,936
Entertainment	19,442	—	—	19,442
Health Care Equipment & Supplies	—	323,265	—	323,265
Household Products	—	140,896	—	140,896

See accompanying notes to financial statements.

BHFTI-18

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Media	$506,946	$—	$183,885	$690,831
Metals & Mining	—	228,682	102,944	331,626
Oil, Gas & Consumable Fuels	—	599,966	—	599,966
Professional Services	235,421	—	—	235,421
Specialty Retail	—	—	21,332	21,332
Total Common Stocks	828,745	1,683,699	505,047	3,017,491
Preferred Stocks
Household Products	175,584	—	—	175,584
Metals & Mining	640,466	—	—	640,466
Specialty Retail	—	—	0	0
Total Preferred Stocks	816,050	—	0	816,050
Total Warrants*	—	—	0	0
Total Short-Term Investment*	—	26,727,985	—	26,727,985
Total Net Investments	$1,644,795	$672,626,058	$1,508,353	$675,779,206

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2022 is not presented.

During the period ended June 30, 2022, a transfer out of Level 3 in the amount of $311,148 was due to the initiation of trading activity which resulted in the availability of significant observable inputs.

During the period ended June 30, 2022, a transfer into Level 3 in the amount of $566,375 was due to the cessation of a vendor or broker providing prices based on market indications which resulted in a lack of significant observable inputs.

See accompanying notes to financial statements.

BHFTI-19

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets
Investments at value (a) (b)	$675,779,206
Cash	147,912
Receivable for:
Investments sold	5,327,758
Fund shares sold	143,921
Interest	1,895,814
Other assets	6,488

Total Assets	683,301,099
Liabilities
Payables for:
Investments purchased	15,868,173
Fund shares redeemed	299,481
Accrued Expenses:
Management fees	336,040
Distribution and service fees	30,304
Deferred trustees’ fees	159,902
Other expenses	450,330

Total Liabilities	17,144,230

Net Assets	$666,156,869

Net Assets Consist of:
Paid in surplus	$738,933,220
Distributable earnings (Accumulated losses)	(72,776,351)

Net Assets	$666,156,869

Net Assets
Class A	$520,807,277
Class B	145,349,592
Capital Shares Outstanding*
Class A	56,924,038
Class B	16,005,548
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$9.15
Class B	9.08

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $728,194,928.
(b)	Investments at value is net of unfunded loan commitments of $550,714.

Statement of Operations

Six Months Ended June 30, 2022 (Unaudited)

Investment Income
Dividends	$37,392
Interest	15,843,448

Total investment income	15,880,840
Expenses
Management fees	2,227,684
Administration fees	21,828
Custodian and accounting fees	173,120
Distribution and service fees—Class B	183,340
Audit and tax services	59,236
Legal	20,427
Shareholder reporting	11,223
Insurance	2,756
Miscellaneous (a)	5,658

Total expenses	2,705,272
Less management fee waiver	(24,254)

Net expenses	2,681,018

Net Investment Income	13,199,822

Net Realized and Unrealized Gain (Loss)
Net realized loss on investments	(1,113,292)
Net change in unrealized depreciation on investments	(46,096,687)

Net realized and unrealized gain (loss)	(47,209,979)

Net Increase (Decrease) in Net Assets From Operations	$(34,010,157)

(a)	Includes $19,894 in Trustees’ fees and expenses and $21,639 in deferred Trustee compensation losses.

See accompanying notes to financial statements.

BHFTI-20

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$13,199,822	$24,949,554
Net realized gain (loss)	(1,113,292)	(1,846,518)
Net change in unrealized appreciation (depreciation)	(46,096,687)	5,710,313

Increase (decrease) in net assets from operations	(34,010,157)	28,813,349

From Distributions to Shareholders
Class A	(19,869,217)	(21,837,727)
Class B	(5,187,338)	(4,210,408)

Total distributions	(25,056,555)	(26,048,135)

Increase (decrease) in net assets from capital share transactions	(74,165,825)	36,141,052

Total increase (decrease) in net assets	(133,232,537)	38,906,266

Net Assets
Beginning of period	799,389,406	760,483,140

End of period	$666,156,869	$799,389,406

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Value	Shares	Value
Class A
Sales	134,763	$1,327,075	2,307,203	$23,124,674
Reinvestments	2,134,180	19,869,217	2,221,539	21,837,727
Redemptions	(10,929,142)	(108,089,952)	(3,001,883)	(29,825,614)

Net increase (decrease)	(8,660,199)	$(86,893,660)	1,526,859	$15,136,787

Class B
Sales	2,350,864	$22,956,196	3,573,358	$35,421,414
Reinvestments	561,400	5,187,338	430,953	4,210,408
Redemptions	(1,581,138)	(15,415,699)	(1,880,551)	(18,627,557)

Net increase (decrease)	1,331,126	$12,727,835	2,123,760	$21,004,265

Increase (decrease) derived from capital shares transactions		$(74,165,825)		$36,141,052

See accompanying notes to financial statements.

BHFTI-21

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$9.98		$9.94	$10.23	$10.00	$10.34	$10.35

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.18		0.32	0.35	0.48	0.46	0.39
Net realized and unrealized gain (loss)	(0.65)		0.05	(0.14)	0.24	(0.39)	0.02

Total income (loss) from investment operations	(0.47)		0.37	0.21	0.72	0.07	0.41

Less Distributions
Distributions from net investment income	(0.36)		(0.33)	(0.50)	(0.49)	(0.41)	(0.42)

Total distributions	(0.36)		(0.33)	(0.50)	(0.49)	(0.41)	(0.42)

Net Asset Value, End of Period	$9.15		$9.98	$9.94	$10.23	$10.00	$10.34

Total Return (%) (b)	(4.80	)(c)	3.80 (d)	2.33	7.32	0.56	4.00

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.68	(e)	0.69	0.69	0.69	0.68	0.68
Net ratio of expenses to average net assets (%)	0.68	(e)	0.68	0.69	0.69	0.68	0.68
Ratio of net investment income (loss) to average net assets (%)	3.62	(e)	3.18	3.55	4.73	4.45	3.80
Portfolio turnover rate (%)	4	(c)	34	26	27	25	41
Net assets, end of period (in millions)	$520.8		$654.2	$636.7	$653.1	$639.3	$731.6

	Class B
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$9.89		$9.86	$10.15	$9.93	$10.27	$10.29

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.16		0.29	0.32	0.45	0.43	0.36
Net realized and unrealized gain (loss)	(0.63)		0.05	(0.14)	0.24	(0.39)	0.01

Total income (loss) from investment operations	(0.47)		0.34	0.18	0.69	0.04	0.37

Less Distributions
Distributions from net investment income	(0.34)		(0.31)	(0.47)	(0.47)	(0.38)	(0.39)

Total distributions	(0.34)		(0.31)	(0.47)	(0.47)	(0.38)	(0.39)

Net Asset Value, End of Period	$9.08		$9.89	$9.86	$10.15	$9.93	$10.27

Total Return (%) (b)	(4.85	)(c)(f)	3.50	2.06	7.03	0.31	3.68

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.93	(e)	0.94	0.94	0.94	0.93	0.93
Net ratio of expenses to average net assets (%)	0.93	(e)	0.93	0.94	0.94	0.93	0.93
Ratio of net investment income (loss) to average net assets (%)	3.40	(e)	2.93	3.31	4.48	4.23	3.55
Portfolio turnover rate (%)	4	(c)	34	26	27	25	41
Net assets, end of period (in millions)	$145.3		$145.2	$123.8	$129.8	$118.6	$104.5

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Generally accepted accounting principles may require adjustments to be made to the net assets of the Portfolio at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the returns reported in the portfolio manager commentary section of this report.
(e)	Computed on an annualized basis.
(f)	Generally accepted accounting principles may require adjustments to be made to the net assets of the Portfolio at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the returns reported in the portfolio manager commentary section of this report.

See accompanying notes to financial statements.

BHFTI-22

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Notes to Financial Statements—June 30, 2022 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-four series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is Brighthouse/Eaton Vance Floating Rate Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A and B shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2022 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946- Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from third-party pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage- and asset-backed securities are generally valued based upon evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to the authorization of and subject to general oversight by the Board. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded

BHFTI-23

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued in reference to similar instruments traded on active markets are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

In December 2020, the Securities and Exchange Commission adopted Rule 2a-5, Good Faith Determinations of Fair Value, under the 1940 Act, which is intended to address valuation practices and the role of the board of directors with respect to the fair value of the investments of a registered investment company. Among other things, Rule 2a-5 will permit the Portfolio’s Board to designate the Portfolio’s primary investment adviser to perform the Portfolio’s fair value determinations, which will be subject to the Board’s oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the investment adviser’s fair value determinations. Compliance with Rule 2a-5 will be required beginning in September 2022. The Portfolio’s valuation policies and related practices may be impacted as the Portfolio comes into compliance with Rule 2a-5.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid in surplus. Book-tax differences are primarily due to adjustments to prior period accumulated balances. These adjustments have no impact on net assets or the results of operations.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed. As of June 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure.

BHFTI-24

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

Floating Rate Loans - The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. The purchase of assignments will typically result in the Portfolio having a direct contractual relationship with the borrower, and the Portfolio may enforce compliance by the borrower with the terms of the loan agreement. The Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation or assignment.

The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments, it acquires direct rights against the borrower of the loan. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing.

The Portfolio will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Unfunded Loan Commitments - The Portfolio may enter into certain credit agreements, all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the Schedule of Investments. As of June 30, 2022, the Portfolio had open unfunded loan commitments of $550,714. At June 30, 2022, the Portfolio had sufficient cash and/or securities to cover these commitments.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2022, the Portfolio had investments in repurchase agreements with a gross value of $26,727,985, which is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2022.

3. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the COVID-19 pandemic. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The COVID-19 pandemic has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this pandemic, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. At this time, it is still not possible to estimate the severity or duration of the COVID-19 pandemic, including the severity, duration and frequency of any additional “waves” or emerging variants of COVID-19. It is also still not possible to estimate the duration or frequency of the utilization of any therapeutic treatments and vaccines for COVID-19 or variants thereof. It is likewise still not possible to predict or estimate the longer-term effects of the COVID-19 pandemic, or any actions taken to contain or address the pandemic, on the Portfolios, the financial markets, and economy at large. The foregoing could lead to a significant economic downturn or recession,

BHFTI-25

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

In late February 2022, Russian military forces invaded Ukraine, significantly amplifying already existing geopolitical tensions among Russia, Ukraine, Europe, NATO, and the West. Russia’s invasion, the responses of countries and political bodies to Russia’s actions, and the potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities such as oil and natural gas. Following Russia’s actions, various countries, including the U.S., Canada, the United Kingdom, Germany, and France, as well as the European Union, issued broad-ranging economic sanctions against Russia. Sanctions threatened or imposed by these jurisdictions, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or the Portfolio. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Portfolio. Sanctions, or the threat of new or modified sanctions, could impair the ability of the Portfolio to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Portfolio, even if the Portfolio does not have direct exposure to securities of Russian issuers.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, which is the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In 2017, the UK Financial Conduct Authority (FCA) announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. dollar LIBOR and the Sterling Overnight Interbank Average Rate for GBP LIBOR). Various financial industry groups have been planning for the transition away from LIBOR and markets are developing in response to these new rates, but there are concerns around liquidity of the new rates and obstacles to converting certain securities and transactions to new rates. Neither the effect of the transition process nor its ultimate success can yet be known. The transition away from and eventual elimination of LIBOR may adversely affect the interest rates on, and liquidity and value of, certain assets and liabilities of the Portfolio that are tied to LIBOR. These may include bank loans, floating rate securities, structured securities (including asset-backed and mortgage-backed securities), other debt securities, derivatives, and financing transactions tied to LIBOR, particularly insofar as the documentation governing such instruments does not include “fall back” provisions addressing the transition from LIBOR. The effect of any changes to, or discontinuation of, LIBOR on the Portfolio will vary depending on, among other things

BHFTI-26

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

(1) existing fallback or termination provisions in individual contracts and (2) the extent to which industry participants adopt new reference rates and fallbacks for both legacy and new products and instruments. The Subadviser may have discretion to determine a successor or substitute reference rate, including any price or other adjustments to account for differences between the successor or substitute reference rate and previous rate. Such successor or substitute reference rate and any adjustments selected may negatively impact the Portfolio’s investments, performance or financial condition, and may expose the Portfolio to additional tax, accounting and regulatory risks. The transition away from LIBOR may affect the value, liquidity or return on certain Portfolio investments and may result in costs incurred in connection with closing out positions and entering into new trades, adversely impacting the Portfolio’s overall financial condition or results of operations. It is difficult to predict the full impact of the transition away from LIBOR and the adoption of alternative reference rates on the Portfolio.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2022 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$31,410,079	$0	$116,381,300

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2022	% per annum	Average Daily Net Assets
$2,227,684	0.625%	First $100 million
	0.600%	Over $100 million

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. Eaton Vance Management is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, the Adviser has agreed, for the period April 29, 2022 to April 30, 2023, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average daily net assets
0.020%	On amounts over $500 million

An identical agreement was in effect for the period April 30, 2021 to April 29, 2022. Amounts waived for the six months ended June 30, 2022 are shown as management fee waivers in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its

BHFTI-27

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2022 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. During the six months ended June 30, 2022, deferred compensation losses exceeded accrued Trustees’ fees and expenses. As such, changes in the value of participants’ deferral accounts in excess of the Trustees’ fees and expenses are reflected as a component of Miscellaneous expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

7. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2022 was as follows:

Cost basis of investments	$728,381,421

Gross unrealized appreciation	2,182,968
Gross unrealized (depreciation)	(54,749,139)

Net unrealized appreciation (depreciation)	$(52,566,171)

The tax character of distributions paid for the years ended December 31, 2021 and 2020 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2021	2020	2021	2020	2021	2020
$26,048,135	$36,457,227	$—	$—	$26,048,135	$36,457,227

As of December 31, 2021, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation (Depreciation)	Accumulated Capital Losses	Total
$24,724,541	$—	$(6,469,484)	$(31,782,577)	$(13,527,520)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2021, the Portfolio had accumulated short-term capital losses of $1,170,061 and accumulated long-term capital losses of $30,612,516.

BHFTI-28

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

8. Recent Accounting Pronouncement

In January 2021, the FASB issued Accounting Standards Update No. 2021-01 (“ASU 2021-01”), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, as regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective through December 31, 2022, for all entities. The expedients and exceptions provided by the amendments do not apply to contract modifications and hedging relationships entered into or evaluated after December 31, 2022, except for hedging transactions as of December 31, 2022, that an entity has elected certain optional expedients for and that are retained through the end of the hedging relationship. Management expects that the adoption of the guidance will not have a material impact on the Portfolio’s financial statements.

BHFTI-29

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

For the period April 1, 2021 through March 31, 2022, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-30

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Managed by Franklin Advisers, Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2022, the Class A and B shares of the Brighthouse/Franklin Low Duration Total Return Portfolio returned -5.09% and -5.07%, respectively. The Portfolio’s benchmark, the Bloomberg U.S. Government/Credit 1-3 Year Index¹, returned -3.11%.

MARKET ENVIRONMENT / CONDITIONS

Coming into 2022, market participants were still focused on COVID-19, as Omicron-variant case rates across the globe were peaking. Although the number of severely sick was limited, it did slow the growth of consumer spending, particularly services spending which had yet to recover fully from the downturn. In contrast, goods spending remained robust, and businesses were unable to keep up with expanded demand, causing prices to rise. Inflation became a major focus for the market as global supply chains continued to be strained, limiting the availability of some major components (such as semi-conductors) which caused supply shortages. The Russian invasion of Ukraine in February 2022 had a profound impact on commodity prices, especially food and energy, as Western governments moved to impose harsh economic sanctions that severely limited Russian oil sales. The market became concerned that central banks would need to move policy rates to restrictive levels, thereby increasing the probability of a regional or global recession causing a major risk-off shift in investor sentiment. This put pressure on both fixed income risk sectors and global equities.

In the U.S., gross domestic product (“GDP”) contracted an annualized rate of 1.6% in the first quarter of 2022 mainly due to unfavorable trade and inventory accumulation. The economy began to show signs that ever-increasing inflation rates are slowing the growth of consumer spending, which has been the primary driver of the COVID-19 economic recovery. The consumer price index (CPI) jumped by a year-over-year rate of 8.6% in May, the largest increase since 1981. May also saw waning consumer spending and plummeting confidence as real disposable incomes fell in eight of the previous ten months. Global energy and food prices remained elevated due, in part, to the ongoing war Russia-Ukraine war and restrictive supply chain bottlenecks. The U.S. job market showed ongoing signs of strength with the unemployment rate stabilizing at 3.6%, but job openings still significantly outnumber those unemployed, which has put upward pressure on wages.

As inflation continued to move higher, the U.S. Federal Reserve (the “Fed”) abandoned their assessment that price increases were “transitory” and acknowledged that inflation was more entrenched than first thought. In response, the Fed moved aggressively in an attempt to address inflation by raising their policy rate and implementing a program to reduce its holdings of U.S. Treasuries (“UST”) and agency mortgage-backed securities (“MBS”). The Fed increased the federal funds rate by 25 basis points (“bps”) in March, followed by a 50 bps increase in May. At its June meeting, the Fed voted 10-1 to lift the policy rate by 75 bps to a target range of 1.50-1.75%—the first such hike since November 1994. As part of their June Summary of Economic Projections (“SEP”), the Fed downgraded its GDP growth forecasts to 1.7% in 2022 and 2023. The June SEP saw a significant upward revision to headline personal consumption expenditure inflation relative to the March SEP.

The UST yield curve shifted up significantly across all maturities and flattened over the first half of the year. Six- and twelve-month UST bill yields rose 228 bps and 237 bps, respectively. The yield on the two-year UST note rose 222 bps, ending the period at 2.95%, and the yield on the five-year UST note rose 177 bps to 3.04%. Yields on the benchmark 10-year UST ended the period at 3.01%, 150 bps higher compared to the beginning of the year, and 30-year UST yields rose by 128 bps to 3.15%. Most fixed income risk sectors struggled as they not only were negatively impacted by swift rising UST yields, but also the risk-off sentiment that pushed spreads (difference in yield between a bond relative to government bonds) wider and increased day-to-day market volatility. Investment-grade (“IG”) corporate bonds posted negative returns from both an absolute and excess returns basis but fared better than high-yield (“HY”) corporate bonds which suffered from strong outflows of funds and much wider spreads. After starting the year in a good position, late in the second quarter spreads on floating-rate bank loans and collateralized loan obligations (“CLO”) gapped wider as investors took profits and removed their money from the sectors, which hurt nominal and excess returns. Securitized sectors, including MBS, residential MBS (“RMBS”), and commercial MBS (“CMBS”), also experienced losses but to a lesser degree than corporate bonds.

PORTFOLIO REVIEW / PERIOD END POSITIONING

Sector allocations weighed heavily on relative performance over the first half of the year as spreads widened across most fixed income asset classes. Our out-of-index allocations to HY corporate bonds, floating rate bank loans, and CLOs hurt results over the period. Security selection in these sectors were also large detractors from performance. In contrast, our underweight allocation to IG corporate bonds lifted returns, but bond selection in the sector curbed results for the period. Securitized sector allocation and security selection hindered relative results, led by modest allocations to MBS and CMBS. However, our exposure to RMBS boosted relative performance. Although our allocation to emerging market (“EM”) debt had a neutral impact on returns, security selection within the sector was a strong detractor from performance.

Duration (measure of sensitivity of the price of a bond to a change in interest rates) positioning was a strong contributor to performance. We entered the year with a duration similar to that of the benchmark. With our view that UST yields would be forced to move higher due to the strong inflation environment and aggressive Fed action, we moved to a net underweight duration exposure, particularly in the two- to three-year portion of the UST yield curve. This positioning lifted results as interest rates moved significantly higher.

BHFTI-1

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Managed by Franklin Advisers, Inc.

Portfolio Manager Commentary*—(Continued)

This was partially offset by negative performance from our overweight allocation to the longer-end of the Bloomberg U.S. Government/Credit 1-3 Index’s duration profile.

Over the course of the year-to-date, we have maintained our risk allocations, focusing on spread sectors. We lowered our out-of-index positioning to higher-risk sectors, such as HY corporate bonds, floating-rate bank loans, and CLOs, while maintaining an underweight to IG corporate bonds. Looking at securitized sectors, we sold out of our agency MBS positions and maintained a modest allocation to CMBS. We believe the recent spread widening in MBS may present opportunities to add to the sector, which will continue to provide high-quality allocation and an attractive carry profile. At the end of the period, RMBS remained one of our focused exposures as we continued to see value due to a strong U.S. housing market. Our RMBS holdings were mostly in seasoned credit risk transfer securities that have benefitted from double-digit home price appreciation over the past year. EM debt positioning was reduced during the period under review. We still believe EM debt is in a strong place fundamentally through increased and improving external balances, as high commodity prices bring benefits in aggregate to the asset class. However, with so many unknowns at play in the global economy and the potential for very wide-ranging outcomes for EM debt, it seems prudent to remain cautious. Longer term, we retain a more positive bias to our outlook.

In addition, the Portfolio employed derivatives as a tool in seeking efficient management of certain risks. We used derivatives to manage the Portfolio’s duration, credit risk and currency exposures. During the period, the use of derivatives provided exposures through means that we believed to be advantageous to the Portfolio.

Sonal Desai

David Yuen

Tina Chou

Kent Burns

Portfolio Managers

Franklin Advisers, Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The Bloomberg U.S. Government/Credit 1-3 Year Bond Index measures performance of U.S. Dollar-denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have maturities ranging from one to three years.

BHFTI-2

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

A $10,000 INVESTMENT COMPARED TO THE BLOOMBERG U.S. GOVERNMENT/CREDIT 1-3 YEAR BOND INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2022

	6 Month	1 Year	5 Year	10 Year
Brighthouse/Franklin Low Duration Total Return Portfolio
Class A	-5.09	-5.19	0.71	1.27
Class B	-5.07	-5.38	0.47	1.03
Bloomberg U.S. Government/Credit 1-3 Year Bond Index	-3.11	-3.56	1.07	1.01

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2022

Top Sectors

% of Net Assets
U.S. Treasury & Government Agencies	40.3
Corporate Bonds & Notes	26.2
Asset-Backed Securities	11.1
Mortgage-Backed Securities	6.6
Floating Rate Loans	5.5
Municipals	2.5
Foreign Government	1.7
Common Stocks	0.1

BHFTI-3

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2022 through June 30, 2022.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Brighthouse/Franklin Low Duration Total Return Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period** January 1, 2022 to June 30, 2022
Class A (a)	Actual	0.46%	$1,000.00	$949.10	$2.22
	Hypothetical*	0.46%	$1,000.00	$1,022.51	$2.31

Class B (a)	Actual	0.71%	$1,000.00	$949.30	$3.43
	Hypothetical*	0.71%	$1,000.00	$1,021.27	$3.56

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 6 of the Notes to Financial Statements.

BHFTI-4

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—40.3% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—3.8%
Fannie Mae 15 Yr. Pool
4.500%, 09/01/24	67,818	$69,339
4.500%, 03/01/25	202,949	207,497
Fannie Mae ARM Pool
1.625%, 12M LIBOR + 1.375%, 07/01/33 (a)	11,368	11,312
1.665%, 6M LIBOR + 1.415%, 06/01/32 (a)	7,239	7,188
1.672%, 6M LIBOR + 1.061%, 11/01/33 (a)	2,738	2,734
1.715%, 6M LIBOR + 1.399%, 03/01/35 (a)	10,185	10,353
1.752%, 12M LIBOR + 1.502%, 07/01/33 (a)	26,126	26,080
1.795%, 12M LIBOR + 1.420%, 03/01/36 (a)	4,542	4,510
1.800%, 1Y H15 + 1.675%, 11/01/32 (a)	7,795	7,731
1.800%, 12M LIBOR + 1.550%, 02/01/44 (a)	26,335	26,148
1.845%, 6M LIBOR + 0.845%, 11/01/33 (a)	435	431
1.879%, 6M LIBOR + 1.585%, 03/01/36 (a)	48,141	49,649
1.887%, 12M LIBOR + 1.614%, 01/01/36 (a)	20,794	21,296
1.895%, 12M LIBOR + 1.645%, 09/01/39 (a)	1,787	1,776
1.905%, 12M LIBOR + 1.655%, 08/01/34 (a)	848	843
1.907%, 12M LIBOR + 1.571%, 11/01/36 (a)	217	219
1.927%, 6M LIBOR + 1.413%, 11/01/34 (a)	3,707	3,685
1.948%, 12M LIBOR + 1.698%, 10/01/33 (a)	25,172	24,964
1.960%, 12M LIBOR + 1.585%, 02/01/36 (a)	9,781	9,765
1.970%, 12M LIBOR + 1.720%, 08/01/35 (a)	23,608	23,512
1.971%, 12M LIBOR + 1.721%, 08/01/37 (a)	4,669	4,820
1.972%, 12M LIBOR + 1.722%, 10/01/36 (a)	1,026	1,056
1.985%, 6M LIBOR + 1.430%, 02/01/36 (a)	18,710	19,193
2.006%, 6M LIBOR + 1.570%, 11/01/35 (a)	28,863	29,358
2.028%, 12M LIBOR + 1.778%, 12/01/35 (a)	106,978	106,273
2.030%, 12M LIBOR + 1.530%, 02/01/33 (a)	27,722	27,524
2.032%, 12M LIBOR + 1.690%, 11/01/35 (a)	5,570	5,547
2.038%, 6M LIBOR + 1.538%, 09/01/35 (a)	4,473	4,448
2.047%, 6M LIBOR + 1.157%, 03/01/28 (a)	1,682	1,674
2.072%, 1Y H15 + 1.939%, 08/01/29 (a)	591	589
2.094%, 12M LIBOR + 1.844%, 09/01/37 (a)	672	675
2.123%, 1Y H15 + 1.998%, 10/01/32 (a)	9,466	9,401
2.149%, 1Y H15 + 2.149%, 08/01/33 (a)	38,381	38,369
2.175%, 1Y H15 + 2.088%, 07/01/33 (a)	14,933	14,894
2.215%, 12M LIBOR + 1.840%, 03/01/36 (a)	14,598	14,516
2.223%, 1Y H15 + 2.223%, 07/01/35 (a)	6,960	7,155
2.248%, 6M LIBOR + 1.664%, 04/01/36 (a)	14,794	15,198
2.271%, 6M LIBOR + 1.676%, 03/01/37 (a)	1,860	1,905
2.272%, 6M LIBOR + 1.544%, 12/01/34 (a)	22,332	22,859
2.273%, 12M LIBOR + 1.674%, 11/01/36 (a)	630,431	650,921
2.277%, 1Y H15 + 2.152%, 12/01/33 (a)	36,430	36,149
2.280%, 1Y H15 + 2.280%, 07/01/32 (a)	2,000	1,997
2.290%, 1Y H15 + 2.290%, 08/01/32 (a)	5,837	5,827
2.298%, 1Y H15 + 2.010%, 06/01/25 (a)	12,406	12,339
2.300%, 1Y H15 + 2.300%, 09/01/32 (a)	2,016	2,003
2.302%, 12M LIBOR + 1.713%, 09/01/35 (a)	872,876	893,296
2.309%, 1Y H15 + 1.878%, 02/01/25 (a)	14,981	14,872
2.323%, 12M LIBOR + 1.815%, 03/01/36 (a)	9,201	9,155
2.334%, 6M LIBOR + 1.434%, 12/01/32 (a)	153,868	153,012
2.355%, 1Y H15 + 2.105%, 07/01/25 (a)	73	73
2.358%, 1Y H15 + 2.260%, 04/01/27 (a)	191	190
2.386%, 12M LIBOR + 1.580%, 03/01/33 (a)	12,745	12,654
2.395%, 1Y H15 + 2.270%, 01/01/32 (a)	5,758	5,701
2.405%, 1Y H15 + 2.220%, 09/01/33 (a)	2,106	2,101

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae ARM Pool
2.410%, 1Y H15 + 2.285%, 02/01/35 (a)	27,734	27,486
2.423%, 1Y H15 + 2.235%, 09/01/36 (a)	310	308
2.430%, 1Y H15 + 2.360%, 11/01/34 (a)	945,710	981,011
2.481%, 6M LIBOR + 2.106%, 09/01/33 (a)	19,704	19,530
2.493%, 1Y H15 + 2.247%, 03/01/38 (a)	4,898	4,893
2.521%, 1Y H15 + 2.296%, 01/01/32 (a)	1,133	1,144
2.525%, 6M LIBOR + 2.275%, 08/01/32 (a)	21,059	20,871
2.525%, 1Y H15 + 2.275%, 06/01/35 (a)	37,422	37,057
2.533%, 1Y H15 + 2.167%, 11/01/35 (a)	877,928	903,024
2.549%, 1Y H15 + 2.270%, 08/01/30 (a)	9,691	9,595
2.560%, 12M LIBOR + 1.810%, 04/01/40 (a)	663	659
2.600%, 1Y H15 + 2.156%, 03/01/30 (a)	266	262
2.648%, 1Y H15 + 2.541%, 07/01/28 (a)	1,313	1,311
2.655%, 1Y H15 + 2.419%, 04/01/36 (a)	1,711	1,698
2.660%, 6M LIBOR + 1.779%, 06/01/28 (a)	916	910
2.862%, 12M LIBOR + 1.905%, 11/01/35 (a)	243,474	251,387
2.946%, 6M LIBOR + 1.620%, 11/01/32 (a)	18,676	18,599
3.000%, 6M LIBOR + 2.250%, 10/01/33 (a)	16,727	16,626
3.048%, 1Y H15 + 2.270%, 01/01/29 (a)	6,965	6,854
3.125%, 12M LIBOR + 1.750%, 04/01/34 (a)	24,966	24,944
3.177%, 1Y H15 + 2.457%, 09/01/33 (a)	487	486
3.185%, 12M LIBOR + 1.810%, 04/01/35 (a)	158,320	162,599
3.288%, 1Y H15 + 2.163%, 07/01/33 (a)	18,803	18,510
3.583%, 12M LIBOR + 1.833%, 08/01/32 (a)	30,792	30,636
3.641%, 12M LIBOR + 1.637%, 05/01/33 (a)	6,111	6,064
Fannie Mae Connecticut Avenue Securities (CMO)
4.224%, 1M LIBOR + 2.600%, 05/25/24 (a)	1,810,301	1,803,370
4.524%, 1M LIBOR + 2.900%, 07/25/24 (a)	749,891	750,801
4.624%, 1M LIBOR + 3.000%, 07/25/24 (a)	1,874,649	1,867,478
5.624%, 1M LIBOR + 4.000%, 05/25/25 (a)	1,050,500	1,055,788
5.874%, 1M LIBOR + 4.250%, 04/25/29 (a)	667,969	690,663
5.924%, 1M LIBOR + 4.300%, 02/25/25 (a)	1,032,961	1,043,755
5.974%, 1M LIBOR + 4.350%, 05/25/29 (a)	1,770,159	1,830,281
6.074%, 1M LIBOR + 4.450%, 01/25/29 (a)	1,142,308	1,190,101
6.524%, 1M LIBOR + 4.900%, 11/25/24 (a)	1,490,506	1,532,579
6.624%, 1M LIBOR + 5.000%, 11/25/24 (a)	207,751	209,622
6.624%, 1M LIBOR + 5.000%, 07/25/25 (a)	932,089	942,595
6.874%, 1M LIBOR + 5.250%, 10/25/23 (a)	1,142,471	1,174,163
8.574%, 1M LIBOR + 6.950%, 08/25/28 (a)	1,199,659	1,257,095
Freddie Mac Structured Agency Credit Risk Debt Notes (CMO)
5.224%, 1M LIBOR + 3.600%, 04/25/24 (a)	662,710	668,926
5.374%, 1M LIBOR + 3.750%, 09/25/24 (a)	2,180,355	2,204,903
5.624%, 1M LIBOR + 4.000%, 08/25/24 (a)	69,737	70,265
6.174%, 1M LIBOR + 4.550%, 10/25/24 (a)	1,032,367	1,044,772
6.274%, 1M LIBOR + 4.650%, 10/25/28 (a)	1,914,242	1,972,200
6.774%, 1M LIBOR + 5.150%, 11/25/28 (a)	1,382,103	1,422,113
7.174%, 1M LIBOR + 5.550%, 07/25/28 (a)	3,249,375	3,396,871

		31,309,581

U.S. Treasury—36.5%
U.S. Treasury Inflation Indexed Notes 0.625%, 01/15/26 (b)	8,880,523	8,979,966
U.S. Treasury Notes
1.125%, 01/15/25 (c)	32,000,000	30,517,500

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes
1.375%, 06/30/23 (c)	30,000,000	$29,540,625
1.500%, 02/15/25	15,000,000	14,416,406
2.500%, 08/15/23	45,000,000	44,757,422
2.750%, 08/31/23	20,000,000	19,949,219
2.750%, 11/15/23	29,000,000	28,912,774
2.875%, 10/31/23	38,000,000	37,958,438
2.875%, 11/30/23 (c)	32,000,000	31,958,750
2.875%, 05/31/25	13,000,000	12,944,141
2.875%, 07/31/25 (c) (d)	42,500,000	42,304,101

		302,239,342

Total U.S. Treasury & Government Agencies (Cost $342,366,664)		333,548,923

Corporate Bonds & Notes—26.2%

Aerospace/Defense—0.8%
Boeing Co. (The) 2.196%, 02/04/26	2,600,000	2,343,551
General Dynamics Corp. 3.250%, 04/01/25 (c)	3,300,000	3,272,611
TransDigm, Inc. 6.250%, 03/15/26 (144A) (c)	900,000	867,375

		6,483,537

Agriculture—0.3%
Altria Group, Inc. 2.350%, 05/06/25	2,200,000	2,077,243
Imperial Brands Finance plc 3.125%, 07/26/24 (144A)	300,000	290,496

		2,367,739

Airlines—0.9%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 5.500%, 04/20/26 (144A) (c)	1,500,000	1,378,178
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 4.500%, 10/20/25 (144A) (c)	4,700,000	4,566,815
International Consolidated Airlines Group S.A. 1.500%, 07/04/27 (EUR)	2,000,000	1,418,790
United Airlines Pass-Through Trust 4.875%, 01/15/26	166,000	157,635
United Airlines, Inc. 4.375%, 04/15/26 (144A) (c)	100,000	88,117

		7,609,535

Banks—10.0%
Bank of America Corp.
3.004%, 3M LIBOR + 0.790%, 12/20/23 (a)	2,155,000	2,147,936
3.384%, SOFR + 1.330%, 04/02/26 (a) (c)	2,800,000	2,714,052
3.550%, 3M LIBOR + 0.780%, 03/05/24 (a)	3,700,000	3,688,115
3.864%, 3M LIBOR + 0.940%, 07/23/24 (a)	3,600,000	3,584,191
Bank of Nova Scotia (The) 2.951%, 03/11/27	2,300,000	2,163,602

Banks—(Continued)
BNP Paribas S.A. 2.219%, SOFR + 2.074%, 06/09/26 (144A) (a) (c)	700,000	646,221
BPCE S.A. 2.375%, 01/14/25 (144A) (c)	3,000,000	2,847,815
Citigroup, Inc.
3.290%, SOFR + 1.528%, 03/17/26 (a) (c)	1,900,000	1,836,900
4.044%, 3M LIBOR + 1.023%, 06/01/24 (a)	3,600,000	3,590,285
4.600%, 03/09/26	4,000,000	4,005,057
Credit Suisse Group AG 4.550%, 04/17/26	2,000,000	1,954,726
Deutsche Bank AG 2.222%, SOFR + 2.159%, 09/18/24 (a)	2,300,000	2,217,443
Dexia Credit Local S.A. 2.375%, 09/20/22 (144A)	2,000,000	2,000,319
Goldman Sachs Group, Inc. (The)
0.673%, SOFR + 0.572%, 03/08/24 (a)	2,700,000	2,637,806
2.640%, SOFR + 1.114%, 02/24/28 (a)	2,000,000	1,815,154
3.750%, 02/25/26 (c)	2,000,000	1,960,494
4.250%, 10/21/25	3,000,000	2,976,839
4.387%, SOFR + 1.510%, 06/15/27 (a) (c)	900,000	888,024
HSBC Holdings plc
1.645%, SOFR + 1.538%, 04/18/26 (a)	1,500,000	1,374,135
4.180%, SOFR + 1.510%, 12/09/25 (a)	1,900,000	1,869,812
JPMorgan Chase & Co.
2.083%, SOFR + 1.850%, 04/22/26 (a) (c)	5,400,000	5,049,393
3.559%, 3M LIBOR + 0.730%, 04/23/24 (a)	2,700,000	2,691,700
3.845%, 06/14/25	1,700,000	1,683,245
3.875%, 09/10/24 (c)	2,500,000	2,495,090
Morgan Stanley
2.188%, SOFR + 1.990%, 04/28/26 (a) (c)	2,900,000	2,714,843
3.737%, 3M LIBOR + 0.847%, 04/24/24 (a)	3,600,000	3,587,466
4.350%, 09/08/26	2,200,000	2,177,264
National Bank of Canada 3.750%, 06/09/25	2,300,000	2,282,950
Shinhan Bank Co., Ltd. 1.375%, 10/21/26 (144A)	2,500,000	2,266,855
Societe Generale S.A. 1.792%, 1Y H15 + 1.000%, 06/09/27 (144A) (a)	1,500,000	1,308,376
Wells Fargo & Co.
1.654%, SOFR + 1.600%, 06/02/24 (a)	3,200,000	3,125,325
2.188%, SOFR + 2.000%, 04/30/26 (a) (c)	2,500,000	2,338,881
4.100%, 06/03/26 (c)	3,000,000	2,950,825
Woori Bank 4.750%, 04/30/24 (144A)	1,200,000	1,213,188

		82,804,327

Beverages—0.3%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 3.650%, 02/01/26 (c)	1,400,000	1,377,236
Coca-Cola Europacific Partners plc 1.500%, 01/15/27 (144A) (c)	1,600,000	1,419,685

		2,796,921

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Biotechnology—0.0%
Bio-Rad Laboratories, Inc. 3.300%, 03/15/27 (c)	300,000	$283,064

Chemicals—0.3%
SASOL Financing USA LLC 6.500%, 09/27/28	2,300,000	2,082,650

Commercial Services—0.1%
Grand Canyon University 4.125%, 10/01/24 (c)	600,000	572,100

Cosmetics/Personal Care—0.2%
GSK Consumer Healthcare Capital U.S. LLC 3.375%, 03/24/27 (144A) (c)	1,400,000	1,339,983
Oriflame Investment Holding plc 5.125%, 05/04/26 (144A) (c)	700,000	442,750

		1,782,733

Diversified Financial Services—0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.000%, 10/29/28 (c)	1,000,000	842,319

Electric—2.4%
Berkshire Hathaway Energy Co. 4.050%, 04/15/25	1,700,000	1,710,386
Comision Federal de Electricidad 4.750%, 02/23/27 (144A)	2,300,000	2,199,375
Dominion Energy, Inc. 1.450%, 04/15/26 (c)	2,000,000	1,808,561
Exelon Corp.
3.400%, 04/15/26	2,000,000	1,940,589
4.050%, 04/15/30 (c)	2,400,000	2,303,005
InterGen NV 7.000%, 06/30/23 (144A)	1,500,000	1,442,625
Korea East-West Power Co., Ltd.
1.750%, 05/06/25 (144A)	2,500,000	2,357,362
3.600%, 05/06/25 (144A)	1,600,000	1,583,147
3.875%, 07/19/23 (144A)	1,300,000	1,307,813
Southern Co. (The) 3.250%, 07/01/26 (c)	3,000,000	2,870,758
Talen Energy Supply LLC 10.500%, 01/15/26 (144A) (f)	900,000	583,798

		20,107,419

Electronics—0.1%
Flex, Ltd. 3.750%, 02/01/26 (c)	1,300,000	1,243,893

Healthcare-Services—0.7%
Centene Corp. 3.375%, 02/15/30	1,000,000	848,050
Elevance Health, Inc. 1.500%, 03/15/26 (c)	3,000,000	2,739,451

Healthcare-Services—(Continued)
Quest Diagnostics, Inc. 3.450%, 06/01/26 (c)	2,100,000	2,045,092

		5,632,593

Insurance—0.6%
GA Global Funding Trust 3.850%, 04/11/25 (144A) (c)	3,800,000	3,727,708
Protective Life Global Funding 3.218%, 03/28/25 (144A) (c)	1,500,000	1,466,388

		5,194,096

Internet—0.9%
Amazon.com, Inc. 2.400%, 02/22/23 (c)	1,700,000	1,697,276
Netflix, Inc.
3.625%, 06/15/25 (144A) (c)	800,000	762,696
4.375%, 11/15/26 (c)	700,000	674,457
5.750%, 03/01/24 (c)	400,000	406,000
Tencent Holdings, Ltd.
1.810%, 01/26/26 (144A)	900,000	831,942
2.985%, 01/19/23 (144A) (c)	3,300,000	3,293,202

		7,665,573

Leisure Time—0.1%
NCL Corp., Ltd. 5.875%, 03/15/26 (144A) (c)	900,000	706,401

Lodging—0.4%
Melco Resorts Finance, Ltd. 4.875%, 06/06/25 (144A)	1,000,000	746,020
Sands China, Ltd. 2.550%, 03/08/27 (144A)	1,200,000	873,600
Studio City Finance, Ltd. 6.000%, 07/15/25 (144A) (c)	2,000,000	1,266,520
Wynn Macau, Ltd. 5.625%, 08/26/28 (144A) (c)	1,200,000	739,200

		3,625,340

Media—1.4%
CCO Holdings LLC / CCO Holdings Capital Corp. 4.000%, 03/01/23 (144A) (c)	800,000	794,000
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.908%, 07/23/25	3,000,000	3,006,960
Diamond Sports Group LLC / Diamond Sports Finance Co. 5.375%, 08/15/26 (144A)	1,000,000	250,000
DISH DBS Corp. 5.250%, 12/01/26 (144A) (c)	1,300,000	1,018,992
Fox Corp. 3.050%, 04/07/25 (c)	1,700,000	1,646,050
TWDC Enterprises 18 Corp. 3.150%, 09/17/25	3,000,000	2,951,309
Univision Communications, Inc. 5.125%, 02/15/25 (144A) (c)	900,000	846,900

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
Walt Disney Co. (The) 1.750%, 01/13/26 (c)	1,300,000	$1,208,358

		11,722,569

Miscellaneous Manufacturing—0.2%
Anagram International, Inc. / Anagram Holdings LLC 10.000% PIK, 08/15/26 (144A) (e)	117,043	120,262
Parker-Hannifin Corp. 3.650%, 06/15/24 (c)	1,600,000	1,589,174

		1,709,436

Multi-National—0.1%
Banque Ouest Africaine de Developpement 5.000%, 07/27/27 (144A)	1,300,000	1,181,388

Oil & Gas—2.2%
BP Capital Markets America, Inc.
3.410%, 02/11/26 (c)	2,000,000	1,963,614
3.796%, 09/21/25 (c)	3,200,000	3,210,644
Ecopetrol S.A. 5.375%, 06/26/26	2,300,000	2,129,639
Endeavor Energy Resources L.P. / EER Finance, Inc. 5.750%, 01/30/28 (144A)	900,000	857,385
Equinor ASA
1.750%, 01/22/26 (c)	1,300,000	1,211,312
2.875%, 04/06/25 (c)	4,700,000	4,612,535
Harbour Energy plc 5.500%, 10/15/26 (144A) (c)	500,000	449,375
Harvest Operations Corp. 4.200%, 06/01/23 (144A)	800,000	805,352
Mesquite Energy, Inc. 7.750%, 06/15/21 (f)	1,200,000	9,000
Occidental Petroleum Corp. 8.500%, 07/15/27 (c)	1,600,000	1,760,672
Petroleos Mexicanos 6.875%, 10/16/25 (c)	350,000	327,593
Valero Energy Corp. 2.850%, 04/15/25	734,000	709,346

		18,046,467

Oil & Gas Services—0.0%
Weatherford International, Ltd. 11.000%, 12/01/24 (144A) (f)	27,000	27,203

Packaging & Containers—0.1%
Owens-Brockway Glass Container, Inc.
5.375%, 01/15/25 (144A) (c)	300,000	282,000
5.875%, 08/15/23 (144A) (c)	465,000	460,350

		742,350

Pharmaceuticals—0.9%
AstraZeneca plc 0.700%, 04/08/26	200,000	177,933

Pharmaceuticals—(Continued)
Bayer U.S. Finance II LLC 3.875%, 12/15/23 (144A)	3,000,000	2,993,345
Cigna Corp. 1.250%, 03/15/26 (c)	4,000,000	3,608,426
Teva Pharmaceutical Finance Netherlands III B.V. 4.750%, 05/09/27 (c)	800,000	683,294

		7,462,998

Pipelines—1.5%
Cheniere Corpus Christi Holdings LLC 5.875%, 03/31/25	2,500,000	2,559,673
Energy Transfer L.P.
4.050%, 03/15/25	1,800,000	1,772,885
4.200%, 09/15/23 (c)	1,000,000	1,001,485
EnLink Midstream Partners L.P. 4.850%, 07/15/26 (c)	1,100,000	1,014,750
MPLX L.P. 4.875%, 12/01/24 (c)	2,500,000	2,517,050
Sabine Pass Liquefaction LLC
5.625%, 03/01/25	1,700,000	1,733,837
5.750%, 05/15/24 (c)	1,000,000	1,019,840
Williams Cos., Inc. (The) 4.000%, 09/15/25 (c)	500,000	492,194

		12,111,714

Real Estate—0.1%
Country Garden Holdings Co., Ltd. 7.250%, 04/08/26	1,500,000	810,750
Vivion Investments Sarl 3.000%, 08/08/24 (EUR)	200,000	180,153

		990,903

Real Estate Investment Trusts—0.2%
MPT Operating Partnership L.P. / MPT Finance Corp. 5.000%, 10/15/27 (c)	1,500,000	1,372,005

Retail—0.0%
KSouth Africa, Ltd.
3.000%, 12/31/22 PIK, (144A) † (e) (g) (h)	701,661	0
25.000%, 12/31/22 PIK, (144A) † (e) (g) (h)	278,863	0
Party City Holdings, Inc. 5.750%, 6M LIBOR + 5.000%, 07/15/25 (144A) (a) (c)	195,885	134,181

		134,181

Semiconductors—0.4%
SK Hynix, Inc. 1.500%, 01/19/26 (144A)	3,400,000	3,055,818

Software—0.1%
Fiserv, Inc. 2.250%, 06/01/27	1,000,000	894,381

Telecommunications—0.7%
AT&T, Inc. 2.300%, 06/01/27 (c)	400,000	365,137

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
CommScope Technologies LLC 6.000%, 06/15/25 (144A) (c)	500,000	$432,500
Iliad Holding SASU 6.500%, 10/15/26 (144A) (c)	700,000	629,979
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 4.738%, 03/20/25 (144A)	206,250	206,285
Verizon Communications, Inc. 1.450%, 03/20/26 (c)	4,300,000	3,932,950

		5,566,851

Trucking & Leasing—0.1%
DAE Funding LLC 1.550%, 08/01/24 (144A)	600,000	561,994

Total Corporate Bonds & Notes (Cost $241,968,680)		217,380,498

Asset-Backed Securities—11.1%

Asset-Backed - Credit Card—0.6%
BA Credit Card Trust 3.530%, 11/15/27	1,200,000	1,197,801
Capital One Multi-Asset Execution Trust
2.290%, 07/15/25	1,970,000	1,971,051
3.490%, 05/15/27	3,070,000	3,071,937

		6,240,789

Asset-Backed - Other—10.5%
Adagio CLO VIII DAC 1.650%, 3M EURIBOR + 1.650%, 04/15/32 (144A) (EUR) (a)	400,000	388,338
American Homes 4 Rent Trust 3.467%, 04/17/52 (144A)	2,195,182	2,149,645
Ares European CLO VIII DAC
0.920%, 3M EURIBOR + 0.920%, 04/17/32 (144A) (EUR) (a)	3,200,000	3,264,115
1.600%, 3M EURIBOR + 1.600%, 04/17/32 (144A) (EUR) (a)	500,000	491,165
Armada Euro CLO IV DAC 1.700%, 3M EURIBOR + 1.700%, 07/15/33 (144A) (EUR) (a)	500,000	483,743
Atrium XIII 2.984%, 3M LIBOR + 1.800%, 11/21/30 (144A) (a)	1,000,000	942,675
Bain Capital Credit CLO 2.334%, 3M LIBOR + 1.150%, 04/23/31 (144A) (a)	1,000,000	957,067
BCC Middle Market CLO LLC 3.213%, 3M LIBOR + 2.150%, 10/20/30 (144A) (a)	1,600,000	1,521,342
Blackrock European CLO IX DAC
0.900%, 3M EURIBOR + 0.900%, 12/15/32 (144A) (EUR) (a)	2,600,000	2,614,296
1.550%, 3M EURIBOR + 1.550%, 12/15/32 (144A) (EUR) (a)	800,000	772,941
BlueMountain CLO XXXIV, Ltd. 3.363%, 3M TSFR + 2.400%, 04/20/35 (144A) (a)	2,590,000	2,450,937

Asset-Backed - Other—(Continued)
BlueMountain Fuji Eur CLO V DAC 1.550%, 3M EURIBOR + 1.550%, 01/15/33 (144A) (EUR) (a)	1,400,000	1,348,090
BlueMountain Fuji U.S. CLO III, Ltd. 2.744%, 3M LIBOR + 1.700%, 01/15/30 (144A) (a)	2,000,000	1,869,550
Carlyle Global Market Strategies 3.073%, 3M TSFR + 2.150%, 04/15/35 (144A) (a)	3,420,000	3,180,216
Carlyle Global Market Strategies CLO, Ltd. 3.644%, 3M LIBOR + 2.600%, 04/17/31 (144A) (a)	292,000	255,411
Carlyle GMS Finance MM CLO LLC 3.244%, 3M LIBOR + 2.200%, 10/15/31 (144A) (a)	1,000,000	944,002
Carlyle U.S. CLO, Ltd. 2.863%, 3M LIBOR + 1.800%, 01/20/30 (144A) (a)	1,000,000	950,146
Cent CLO 21, Ltd. 4.425%, 3M LIBOR + 3.200%, 07/27/30 (144A) (a)	266,186	236,639
CF Hippolyta LLC 1.690%, 07/15/60 (144A)	1,169,039	1,059,309
CIFC Funding, Ltd. 3.739%, 3M TSFR + 2.500%, 04/21/35 (144A) (a)	3,000,000	2,859,919
Cook Park CLO Ltd. 2.164%, 3M LIBOR + 1.120%, 04/17/30 (144A) (a)	1,500,000	1,438,769
Countrywide Asset-Backed Certificates 2.374%, 1M LIBOR + 0.750%, 03/25/34 (a)	32,098	31,223
Dryden 44 Euro CLO B.V. 0.880%, 3M EURIBOR + 0.880%, 04/15/34 (144A) (EUR) (a)	7,166,000	7,125,794
Dryden 45 Senior Loan Fund 2.444%, 3M LIBOR + 1.400%, 10/15/30 (144A) (a)	3,000,000	2,857,761
Dryden Senior Loan Fund 3.375%, 3M TSFR + 2.350%, 04/20/35 (144A) (a)	2,640,000	2,492,214
FirstKey Homes Trust 1.266%, 10/19/37 (144A)	1,419,887	1,308,066
Halcyon Loan Advisors Funding, Ltd. 2.863%, 3M LIBOR + 1.800%, 07/21/31 (144A) (a)	1,500,000	1,439,823
Holland Park CLO DAC 0.920%, 3M EURIBOR + 0.920%, 11/14/32 (144A) (EUR) (a)	9,900,000	9,954,249
Home Partners of America Trust 2.649%, 01/17/41 (144A)	508,697	461,466
LCM, Ltd. 2.863%, 3M LIBOR + 1.800%, 01/20/31 (144A) (a)	1,000,000	930,649
Long Point Park CLO, Ltd. 2.744%, 3M LIBOR + 1.700%, 01/17/30 (144A) (a)	1,000,000	933,212
Madison Park Euro Funding VIII DAC 1.700%, 3M EURIBOR + 1.700%, 04/15/32 (144A) (EUR) (a)	900,000	871,305
Madison Park Funding, Ltd. 2.836%, 3M LIBOR + 1.700%, 10/22/30 (144A) (a)	1,000,000	957,110
Neuberger Berman CLO, Ltd. 2.498%, 3M LIBOR + 1.400%, 10/21/30 (144A) (a)	1,700,000	1,640,687
New Economy Assets Phase 1 Sponsor LLC 1.910%, 10/20/61 (144A)	5,010,000	4,369,285
Octagon 58, Ltd. 3.924%, 3M TSFR + 2.350%, 07/15/37 (144A) (a)	3,000,000	2,835,717
Octagon Investment Partners, Ltd.
2.163%, 3M LIBOR + 1.100%, 01/20/31 (144A) (a)	600,000	584,183
2.634%, 3M LIBOR + 1.450%, 10/24/30 (144A) (a)	2,000,000	1,918,012
3.744%, 3M LIBOR + 2.700%, 04/16/31 (144A) (a)	400,000	360,126

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
OHA Credit Partners VII, Ltd. 2.548%, 3M LIBOR + 1.070%, 02/20/34 (144A) (a)	6,398,000	$6,175,138
RAAC Trust 2.324%, 1M LIBOR + 0.700%, 03/25/34 (a)	74,829	73,832
RR 14, Ltd. 2.164%, 3M LIBOR + 1.120%, 04/15/36 (144A) (a)	5,382,000	5,216,380
Voya CLO, Ltd.
2.444%, 3M LIBOR + 1.400%, 10/18/31 (144A) (a)	2,454,544	2,382,115
4.294%, 3M LIBOR + 3.250%, 10/18/31 (144A) (a)	849,057	759,821

		85,856,483

Total Asset-Backed Securities (Cost $98,997,907)		92,097,272

Mortgage-Backed Securities—6.6%

Collateralized Mortgage Obligations—4.0%
Adjustable Rate Mortgage Trust 2.801%, 02/25/35 (a)	988,350	979,689
BRAVO Residential Funding Trust 3.500%, 10/25/44 (144A) (a)	1,375,467	1,326,853
CHL Mortgage Pass-Through Trust 3.153%, 07/25/34 (a)	206,367	199,091
COLT Mortgage Loan Trust 4.301%, 03/25/67 (144A) (a)	1,076,067	1,062,918
Credit Suisse First Boston Mortgage Securities Corp. 5.000%, 09/25/19	35,089	23,174
Freddie Mac STACR REMIC Trust 2.926%, SOFR + 2.000%, 04/25/42 (144A) (a)	1,581,589	1,556,756
JPMorgan Mortgage Trust
2.500%, 10/25/51 (144A) (a)	4,705,412	4,280,711
2.500%, 04/25/52 (144A) (a)	4,351,552	3,961,835
2.500%, 06/25/52 (144A) (a)	830,928	755,930
Merrill Lynch Mortgage Investors Trust 2.364%, 1M LIBOR + 0.740%, 03/25/28 (a)	118,896	114,958
Mill City Mortgage Loan Trust
3.250%, 05/25/62 (144A) (a)	995,061	977,781
3.495%, 04/25/66 (144A) (a)	1,638,667	1,589,410
New York Mortgage Trust 2.299%, 1M LIBOR + 0.675%, 02/25/36 (a)	78,046	74,821
OBX Trust
2.274%, 1M LIBOR + 0.650%, 06/25/57 (144A) (a)	405,991	397,268
2.500%, 05/25/51 (144A) (a)	2,832,829	2,577,143
2.500%, 10/25/51 (144A) (a)	755,226	683,716
Provident Funding Mortgage Trust 2.500%, 10/25/51 (144A) (a)	2,823,102	2,555,791
PSMC Trust 2.500%, 08/25/51 (144A) (a)	4,458,786	4,038,509
Sequoia Mortgage Trust 2.235%, 1M LIBOR + 0.640%, 11/20/34 (a)	141,795	129,703
Towd Point Mortgage Trust
2.750%, 10/25/56 (144A) (a)	854,067	847,215
3.000%, 06/25/58 (144A) (a)	1,664,727	1,594,739
3.656%, 03/25/58 (144A) (a)	442,577	431,769
3.750%, 05/25/58 (144A) (a)	2,652,522	2,592,282

Collateralized Mortgage Obligations—(Continued)
WaMu Mortgage Pass-Through Certificates Trust 2.084%, 1M LIBOR + 0.460%, 04/25/45 (a)	565,487	541,726

		33,293,788

Commercial Mortgage-Backed Securities—2.6%
BAMLL Commercial Mortgage Securities Trust 2.959%, 12/10/30 (144A)	1,940,000	1,937,853
BX Commercial Mortgage Trust
2.024%, 1M LIBOR + 0.700%, 09/15/36 (144A) (a)	1,950,000	1,880,735
2.244%, 1M LIBOR + 0.920%, 10/15/36 (144A) (a)	7,184,101	7,057,600
BX Mortgage Trust 2.014%, 1M LIBOR + 0.689%, 10/15/36 (144A) (a)	2,643,000	2,508,914
BX Trust 2.825%, 1M TSFR + 1.491%, 04/15/37 (144A) (a)	3,280,000	3,191,532
Commercial Mortgage Trust 3.732%, 08/10/49 (144A) (a)	1,220,000	1,184,621
DBCG Mortgage Trust 2.025%, 1M LIBOR + 0.700%, 06/15/34 (144A) (a)	2,550,000	2,491,925
Greenwich Capital Commercial Mortgage Trust 6.214%, 07/10/38 (a)	357,974	282,799
Wells Fargo Commercial Mortgage Trust 2.399%, 11/15/49	697,482	696,855

		21,232,834

Total Mortgage-Backed Securities (Cost $57,671,152)		54,526,622

Floating Rate Loans (i)—5.5%

Advertising—0.0%
Clear Channel Outdoor Holdings, Inc. Term Loan B, 4.739%, 3M LIBOR + 3.500%, 08/21/26	128,356	110,506

Aerospace/Defense—0.2%
Alloy Finco, Ltd. Holdco PIK Term Loan, 13.500% PIK, 03/06/25 (e)	429,014	429,728
Cobham Ultra SeniorCo S.a.r.l USD Term Loan B, 11/17/28 (j)	66,150	63,422
Dynasty Acquisition Co., Inc.
Term Loan B1, 5.166%, 1M LIBOR + 3.500%, 04/06/26	336,456	311,502
Term Loan B2, 5.166%, 1M LIBOR + 3.500%, 04/06/26	180,890	167,474

		972,126

Airlines—0.1%
AAdvantage Loyalty IP, Ltd.
Term Loan, 5.813%, 3M LIBOR + 4.750%, 04/20/28	168,286	161,050
United Airlines, Inc. Term Loan B, 5.392%, 1M LIBOR + 3.750%, 04/21/28	744,031	692,321

		853,371

Auto Manufacturers—0.1%
American Trailer World Corp. Term Loan B, 5.375%, TSFR + 3.750%, 03/03/28	722,342	647,098

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Floating Rate Loans (i)—(Continued)

Security Description	Principal Amount*	Value

Auto Parts & Equipment—0.1%
Clarios Global L.P. USD Term Loan B, 4.916%, 1M LIBOR + 3.250%, 04/30/26	220,305	$205,434
DexKo Global, Inc.
Term Loan, 5.402%, 1M LIBOR + 3.750%, 10/04/28	9,409	8,685
Term Loan B, 5.982%, 3M LIBOR + 3.750%, 10/04/28	49,399	45,595
First Brands Group LLC Term Loan, 6.000%, SOFR + 5.000%, 03/30/27	433,598	410,834
Truck Hero, Inc. Term Loan B, 5.166%, 1M LIBOR + 3.500%, 01/31/28	77,538	69,668

		740,216

Beverages—0.1%
City Brewing Co. LLC Term Loan, 4.469%, 3M LIBOR + 3.500%, 04/05/28	110,278	98,423
Triton Water Holdings, Inc. Term Loan, 5.750%, 3M LIBOR + 3.500%, 03/31/28	957,066	854,979

		953,402

Building Materials—0.0%
Quikrete Holdings, Inc. Term Loan B1, 06/11/28 (j)	150,000	142,078

Chemicals—0.3%
ASP Unifrax Holdings Inc Term Loan B, 6.000%, 3M LIBOR + 3.750%, 12/12/25	328,299	292,186
CPC Acquisition Corp. Term Loan, 6.000%, 3M LIBOR + 3.750%, 12/29/27	280,448	247,262
Cyanco Intermediate Corp. Term Loan B, 5.166%, 1M LIBOR + 3.500%, 03/16/25	536,287	504,110
Hexion Holdings Corp. USD Term Loan, 5.924%, SOFR + 4.500%, 03/15/29	296,030	266,242
Illuminate Buyer LLC Term Loan, 5.166%, 1M LIBOR + 3.500%, 06/30/27	225,897	209,378
INEOS Styrolution U.S. Holding LLC USD Term Loan B, 4.416%, 1M LIBOR + 2.750%, 01/29/26	550,844	521,236
LSF11 A5 Holdco LLC Term Loan, 5.140%, TSFR + 3.500%, 10/15/28	26,637	24,997
PMHC II, Inc. Term Loan B, 5.287%, TSFR + 4.250%, 04/21/29	184,191	161,299
SCIH Salt Holdings, Inc. Incremental Term Loan B, 4.750%, 6M LIBOR + 4.000%, 03/16/27	541,995	486,892
Sparta U.S. HoldCo LLC Term Loan, 4.620%, 1M LIBOR + 3.500%, 08/02/28	128,331	122,235

		2,835,837

Commercial Services—0.3%
Allied Universal Holdco LLC USD Incremental Term Loan B, 5.416%, 1M LIBOR + 3.750%, 05/12/28	268,149	246,920
APX Group, Inc. Term Loan B, 5.010%, 1M LIBOR + 3.500%, 07/10/28	82,416	78,038
Avis Budget Car Rental LLC Term Loan B, 3.420%, 1M LIBOR + 1.750%, 08/06/27	749,155	708,420

Commercial Services—(Continued)
CCRR Parent, Inc Term Loan B, 6.010%, 3M LIBOR + 3.750%, 03/06/28	48,917	47,204
CHG Healthcare Services, Inc. Term Loan, 4.750%, 6M LIBOR + 3.250%, 09/29/28	57,585	54,256
KUEHG Corp. Incremental Term Loan, 6.000%, 3M LIBOR + 3.750%, 02/21/25	590,769	552,000
MPH Acquisition Holdings LLC Term Loan B, 5.825%, 3M LIBOR + 4.250%, 09/01/28	172,005	158,997
PECF USS Intermediate Holding III Corp. Term Loan B, 5.916%, 1M LIBOR + 4.250%, 12/15/28	65,790	59,655
Pre-Paid Legal Services, Inc. Term Loan, 5.416%, 1M LIBOR + 3.750%, 12/15/28	139,292	130,369
Verscend Holding Corp. Term Loan B, 5.666%, 1M LIBOR + 4.000%, 08/27/25	235,395	225,783

		2,261,642

Computers—0.2%
Magenta Buyer LLC 1st Lien Term Loan, 6.230%, 3M LIBOR + 5.000%, 07/27/28	459,535	415,113
McAfee LLC USD Term Loan B, 5.145%, TSFR + 4.000%, 03/01/29	182,940	166,430
Peraton Holding Corp. Term Loan B, 5.416%, 1M LIBOR + 3.750%, 02/01/28	322,687	303,931
Vision Solutions, Inc. Incremental Term Loan, 5.184%, 3M LIBOR + 4.000%, 04/24/28	572,593	521,537

		1,407,011

Cosmetics/Personal Care—0.0%
Conair Holdings LLC Term Loan B, 6.000%, 3M LIBOR + 3.750%, 05/17/28	24,497	20,619

Diversified Financial Services—0.2%
AqGen Island Holdings, Inc. Term Loan, 5.813%, 3M LIBOR + 3.500%, 08/02/28	247,930	231,815
Citadel Securities L.P. Term Loan B, 3.649%, SOFR + 2.500%, 02/02/28	385,125	371,525
Edelman Financial Center LLC Term Loan B, 5.166%, 1M LIBOR + 3.500%, 04/07/28	693,000	640,159
Forefront Management Holdings, LLC
Delayed Draw Term Loan, TSFR + 4.250%%, 04/02/29 (k)	13,204	12,346
Term Loan B, 5.331%, 1M TSFR + 4.250%, 04/02/29	70,643	66,051
Russell Investments Group LLC Term Loan, 5.000%, 6M LIBOR + 3.500%, 05/30/25	396,775	370,654

		1,692,550

Electric—0.0%
Astoria Energy LLC Term Loan B, 5.750%, 3M LIBOR + 3.500%, 12/10/27	23,044	21,696

Engineering & Construction—0.0%
USIC Holdings, Inc. Term Loan, 5.166%, 1M LIBOR + 3.500%, 05/12/28	174,662	159,961

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Floating Rate Loans (i)—(Continued)

Security Description	Principal Amount*	Value

Entertainment—0.2%
Great Canadian Gaming Corp. Term Loan, 6.096%, 3M LIBOR + 4.000%, 11/01/26	152,034	$143,634
Motion Finco Sarl
Delayed Draw Term Loan B2, 5.500%, 3M LIBOR + 3.250%, 11/12/26	123,531	114,472
Term Loan B1, 5.500%, 3M LIBOR + 3.250%, 11/12/26	866,507	802,963
Penn National Gaming, Inc. Term Loan B, 4.375%, 1M TSFR + 2.750%, 05/03/29	63,911	61,495
Scientific Games Holdings L.P. Term Loan B, 4.175%, TSFR + 3.500%, 04/04/29	272,160	252,202
Scientific Games International, Inc. USD Term Loan, 4.358%, 1M TSFR + 3.000%, 04/14/29	94,146	88,478
Twin River Worldwide Holdings, Inc. Term Loan B, 4.370%, 1M LIBOR + 3.250%, 10/02/28	535,490	498,866

		1,962,110

Environmental Control—0.0%
Madison IAQ LLC Term Loan, 4.524%, 6M LIBOR + 3.250%, 06/21/28	119,701	109,437

Food—0.0%
Primary Products Finance LLC Term Loan, 4.500%, 3M LIBOR + 4.000%, 03/31/29	84,566	82,311

Healthcare-Products—0.0%
Medline Borrower L.P. USD Term Loan B, 4.916%, 1M LIBOR + 3.250%, 10/23/28	129,708	120,535

Healthcare-Services—0.3%
ADMI Corp.
Incremental Term Loan B3, 5.166%, 1M LIBOR + 3.500%, 12/23/27	147,970	135,837
Term Loan B2, 5.041%, 1M LIBOR + 3.375%, 12/23/27	80,894	73,836
Aveanna Healthcare LLC
Delayed Draw Term Loan, 07/17/28 (j)	31,416	27,829
Term Loan B, 5.345%, 1M LIBOR + 3.750%, 07/17/28	134,074	118,768
eResearchTechnology, Inc. 1st Lien Term Loan, 6.166%, 1M LIBOR + 4.500%, 02/04/27	592,545	548,351
Global Medical Response, Inc. Term Loan B2, 5.916%, 1M LIBOR + 4.250%, 03/14/25	102,781	95,859
Icon Luxembourg Sarl
Term Loan, 4.563%, 3M LIBOR + 2.250%, 07/03/28	114,871	111,232
Pacific Dental Services LLC Term Loan, 4.759%, 1M LIBOR + 3.250%, 05/05/28	93,243	89,630
Parexel International Corp. 1st Lien Term Loan, 4.883%, 1M LIBOR + 3.250%, 11/15/28	63,583	60,051
Phoenix Guarantor, Inc.
Term Loan B, 4.916%, 1M LIBOR + 3.250%, 03/05/26	345,662	323,734
Term Loan B3, 5.142%, 1M LIBOR + 3.500%, 03/05/26	197,006	184,508
Radiology Partners, Inc.
1st Lien Term Loan B, 5.845%, 1M LIBOR + 4.250%, 07/09/25	139,115	125,334
U.S. Anesthesia Partners, Inc. Term Loan, 5.312%, 1M LIBOR + 4.250%, 10/01/28	100,221	93,922

Healthcare-Services—(Continued)
U.S. Radiology Specialists, Inc. Term Loan, 7.500%, 3M LIBOR + 5.250%, 12/15/27	134,299	119,526
U.S. Renal Care, Inc. Term Loan B, 6.688%, 1M LIBOR + 5.000%, 06/26/26	294,218	203,470

		2,311,887

Home Builders—0.2%
Thor Industries, Inc. USD Term Loan, 4.688%, 1M LIBOR + 3.000%, 02/01/26	1,243,250	1,218,385

Home Furnishings—0.0%
AI Aqua Merger Sub, Inc.
1st Lien Term Loan B, 4.831%, TSFR + 3.750%, 07/31/28	234,358	213,266
Delayed Draw Term loan, 07/31/28 (j)	32,174	29,332
Term Loan B, 07/31/28 (j)	141,564	129,413

		372,011

Housewares—0.0%
Petmate Incremental Term Loan B, 7.750%, 3M LIBOR + 5.500%, 09/15/28	123,434	108,005

Insurance—0.4%
Acrisure LLC
1st Lien Term Loan B, 5.916%, 1M LIBOR + 4.250%, 02/15/27	152,241	143,487
Term Loan B, 5.416%, 1M LIBOR + 3.750%, 02/15/27	161,821	151,977
Alliant Holdings Intermediate LLC
Term Loan B, 4.916%, 1M LIBOR + 3.250%, 05/09/25	478,838	452,502
Term Loan B4, 5.009%, 1M LIBOR + 3.500%, 11/06/27	269,351	251,169
AssuredPartners, Inc.
Term Loan, 5.025%, 1M TSFR + 3.500%, 02/12/27	149,625	139,806
5.166%, 1M LIBOR + 3.500%, 02/12/27	822,491	771,165
Asurion LLC
2nd Lien Term Loan B3, 6.916%, 1M LIBOR + 5.250%, 01/31/28	9,569	8,311
Second Lien Term Loan B4, 6.916%, 1M LIBOR + 5.250%, 01/20/29	544,707	467,427
Term Loan B6, 4.791%, 1M LIBOR + 3.125%, 11/03/23	223,810	215,230
Term Loan B8, 4.916%, 1M LIBOR + 3.250%, 12/23/26	162,597	147,862
Term Loan B9, 4.916%, 1M LIBOR + 3.250%, 07/31/27	208,937	189,611
Sedgwick Claims Management Services, Inc. Term Loan B, 4.916%, 1M LIBOR + 3.250%, 12/31/25	226,480	212,891

		3,151,438

Internet—0.1%
Arches Buyer, Inc. Term Loan B, 4.916%, 1M LIBOR + 3.250%, 12/06/27	101,709	93,063
Barracuda Networks, Inc.
1st Lien Term Loan, 5.982%, 3M LIBOR + 3.750%, 02/12/25	209,610	208,168
Term Loan, 05/17/29 (j)	310,441	294,919
CNT Holdings I Corp. Term Loan, 4.690%, 1M LIBOR + 3.500%, 11/08/27	31,948	30,381
Hunter Holdco 3 Ltd. Term Loan B, 6.500%, 3M LIBOR + 4.250%, 08/19/28	298,454	284,278

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Floating Rate Loans (i)—(Continued)

Security Description	Principal Amount*	Value

Internet—(Continued)
MH Sub I LLC
Incremental Term Loan, 5.416%, 1M LIBOR + 3.750%, 09/13/24	195,673	$184,666
The Knot Worldwide Inc. Term Loan, 6.125%, TSFR + 4.500%, 12/19/25	64,395	61,819

		1,157,294

Leisure Time—0.0%
Varsity Brands, Inc. Term Loan B, 5.166%, 1M LIBOR + 3.500%, 12/15/24	212,458	199,180

Lodging—0.1%
Caesars Resort Collection LLC
1st Lien Term Loan B, 4.416%, 1M LIBOR + 2.750%, 12/23/24	467,655	451,482
Term Loan B1, 5.166%, 1M LIBOR + 3.500%, 07/21/25	575,612	557,084
Fertitta Entertainment LLC Term Loan B, 5.525%, TSFR + 4.000%, 01/27/29	78,838	72,784

		1,081,350

Machinery-Diversified—0.1%
ASP Blade Holdings, Inc. Initial Term Loan, 5.666%, 1M LIBOR + 4.000%, 10/13/28	237,654	210,324
Vertical U.S. Newco, Inc. Term Loan B, 4.019%, 6M LIBOR + 3.500%, 07/30/27	380,077	357,272

		567,596

Media—0.5%
Cengage Learning, Inc. Term Loan B, 5.750%, 3M LIBOR + 4.750%, 07/14/26	892,778	808,410
CSC Holdings LLC Term Loan B1, 3.574%, 1M LIBOR + 2.250%, 07/17/25	1,193,717	1,113,141
Diamond Sports Group LLC
2nd Lien Term Loan, 4.431%, TSFR + 3.250%, 08/24/26	700,920	167,563
First Priority Term Loan, 9.181%, TSFR + 8.000%, 05/26/26	313,136	309,222
Gray Television, Inc. Term Loan D, 4.062%, 1M LIBOR + 3.000%, 12/01/28	298,500	286,187
McGraw-Hill Global Education Holdings LLC Term Loan, 5.554%, 6M LIBOR + 4.750%, 07/28/28	474,534	430,639
Radiate Holdco LLC Term Loan B, 4.916%, 1M LIBOR + 3.250%, 09/25/26	297,004	275,843
Univision Communications, Inc. Term Loan B, 4.916%, 1M LIBOR + 3.250%, 03/15/26	421,745	400,130

		3,791,135

Metal Fabricate/Hardware—0.1%
AZZ, Inc. Term Loan B, 4.750%, 1M TSFR + 4.250%, 05/13/29	163,688	157,550
Tiger Acquisition LLC Term Loan, 4.916%, 1M LIBOR + 3.250%, 06/01/28	612,869	547,751

		705,301

Mining—0.0%
U.S. Silica Co. Term Loan B, 5.688%, 1M LIBOR + 4.000%, 05/01/25	246,085	237,856

Office/Business Equipment—0.1%
Pitney Bowes Inc. Term Loan B, 5.670%, 1M LIBOR + 4.000%, 03/17/28	445,295	426,370

Oil & Gas—0.0%
QuarterNorth Energy Holding, Inc. 2nd Lien Term Loan, 9.666%, 1M LIBOR + 8.000%, 08/27/26	360,484	361,836

Oil & Gas Services—0.1%
Onsite Rental Group Pty, Ltd. Term Loan, 6.100%, 10/26/23 (g) (h)	882,507	581,572

Packaging & Containers—0.1%
BWAY Holding Co. Term Loan B, 3.326%, 3M LIBOR + 3.250%, 04/03/24	598,429	564,618
Charter NEX U.S., Inc. Term Loan, 5.416%, 1M LIBOR + 3.750%, 12/01/27	47,849	45,205
Klockner-Pentaplast of America, Inc. Term Loan B, 5.554%, 6M LIBOR + 4.750%, 02/12/26	512,320	438,034

		1,047,857

Pharmaceuticals—0.3%
Bausch Health Companies, Inc. Term Loan B, 6.549%, TSFR + 5.250%, 02/01/27	305,824	263,544
Gainwell Acquisition Corp. Term Loan B, 6.250%, 3M LIBOR + 4.000%, 10/01/27	247,857	235,774
Jazz Financing Lux S.a.r.l. USD Term Loan, 5.166%, 1M LIBOR + 3.500%, 05/05/28	651,203	622,480
Organon & Co. USD Term Loan, 4.625%, 3M LIBOR + 3.000%, 06/02/28	378,214	364,662
Owens & Minor, Inc. Term Loan B, 4.250%, 1M TSFR + 3.750%, 03/29/29	87,060	86,516
Pathway Vet Alliance LLC Term Loan, 6.000%, 3M LIBOR + 3.750%, 03/31/27	771,718	718,662
Perrigo Investments, LLC
Delayed Draw Term Loan B, 04/20/29 (j)	40,170	38,965
Term Loan B, 3.645%, 1M TSFR + 2.500%, 04/20/29	70,298	68,189
PetVet Care Centers LLC Term Loan B3, 5.166%, 1M LIBOR + 3.500%, 02/14/25	54,927	51,952

		2,450,744

Pipelines—0.0%
Lucid Energy Group II Borrower, LLC Term Loan, 5.874%, 1M LIBOR + 4.250%, 11/24/28	124,081	122,818

Real Estate—0.0%
Cushman & Wakefield U.S. Borrower LLC Term Loan B, 4.416%, 1M LIBOR + 2.750%, 08/21/25	303,838	286,462

See accompanying notes to financial statements.

BHFTI-13

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Floating Rate Loans (i)—(Continued)

Security Description	Principal Amount*	Value

Retail—0.3%
Evergreen Acqco 1 L.P. USD Term Loan, 7.750%, 3M LIBOR + 5.500%, 04/26/28	363,774	$344,070
Flynn Restaurant Group L.P. Term Loan B, 5.916%, 1M LIBOR + 4.250%, 12/01/28	124,372	116,599
General Nutrition Centers, Inc. 2nd Lien Term Loan, 6.250%, 1M LIBOR + 6.000%, 10/07/26	213,719	194,484
Great Outdoors Group LLC Term Loan B1, 5.416%, 1M LIBOR + 3.750%, 03/06/28	417,071	382,489
Highline Aftermarket Acquisition LLC
Term Loan B, 6.166%, 1M LIBOR + 4.500%, 11/09/27	250,564	224,254
IRB Holding Corp. Term Loan B, 4.238%, TSFR + 3.150%, 12/15/27	58,703	56,012
Medical Solutions Holdings, Inc.
1st Lien Term Loan, 6.377%, 3M LIBOR + 3.500%, 11/01/28	79,825	74,969
Delayed Draw Term Loan, 3.500%, 11/01/28 (k)	15,243	14,315
Michaels Companies, Inc. Term Loan B, 6.500%, 3M LIBOR + 4.250%, 04/15/28	227,700	189,371
PetSmart, Inc. Term Loan B, 4.500%, 3M LIBOR + 3.750%, 02/11/28	94,973	89,542
Restoration Hardware, Inc. Term Loan B, 4.166%, 1M LIBOR + 2.500%, 10/20/28	182,027	160,525
Staples, Inc. 7 Year Term Loan, 6.286%, 3M LIBOR + 5.000%, 04/16/26	559,796	490,322
Tory Burch LLC Term Loan B, 4.666%, 1M LIBOR + 3.000%, 04/16/28	79,596	72,034

		2,408,986

Software—0.6%
Aptean, Inc. Term Loan, 5.902%, 1M LIBOR + 4.250%, 04/23/26	326,322	312,045
Aspect Software, Inc. Term Loan, 6.621%, 3M LIBOR + 5.250%, 05/08/28	597,150	495,634
Athenahealth, Inc.
Delayed Draw Term Loan, 3.500%, 02/15/29 (k)	70,308	64,894
Term Loan B, 5.009%, TSFR + 3.500%, 02/15/29	414,819	382,878
Cloudera, Inc.
2nd Lien Term Loan, 7.666%, 1M LIBOR + 6.000%, 10/08/29	51,033	44,909
Term Loan, 5.416%, 1M LIBOR + 3.750%, 10/08/28	119,458	110,300
Cornerstone OnDemand, Inc. Term Loan, 5.416%, 1M LIBOR + 3.750%, 10/16/28	220,948	198,485
ECI Macola Max Holdings LLC Term Loan, 6.000%, 3M LIBOR + 3.750%, 11/09/27	193,040	182,906
Epicor Software Corp. Term Loan, 4.916%, 1M LIBOR + 3.250%, 07/30/27	149,241	140,776
Greeneden U.S. Holdings II LLC Term Loan B4, 5.666%, 1M LIBOR + 4.000%, 12/01/27	114,686	109,927
Hyland Software, Inc. Term Loan 3, 5.166%, 1M LIBOR + 3.500%, 07/01/24	145,014	140,483
Idera, Inc. Term Loan, 4.820%, 1M LIBOR + 3.750%, 03/02/28	347,543	322,086
IGT Holding IV AB USD Term Loan, 5.650%, 3M LIBOR + 3.400%, 03/31/28	189,904	177,085
Ivanti Software, Inc. Term Loan B, 5.848%, 3M LIBOR + 4.250%, 12/01/27	537,852	463,001

Software—(Continued)
MedAssets Software Intermediate Holdings, Inc. Term Loan, 5.666%, 1M LIBOR + 4.000%, 12/18/28	110,692	103,773
Mitchell International, Inc. Term Loan B, 5.345%, 1M LIBOR + 3.750%, 10/15/28	257,632	234,553
Navicure, Inc. Term Loan B, 5.666%, 1M LIBOR + 4.000%, 10/22/26	254,150	240,807
Polaris Newco LLC USD Term Loan B, 5.666%, 1M LIBOR + 4.000%, 06/02/28	396,818	367,615
Quest Software U.S. Holdings Inc. Term Loan, 4.750%, TSFR + 4.250%, 02/01/29	448,199	400,390
Red Planet Borrower, LLC Term Loan B, 5.416%, 1M LIBOR + 3.750%, 10/02/28	121,448	108,240
Rocket Software, Inc. Term Loan, 5.916%, 1M LIBOR + 4.250%, 11/28/25	269,419	251,458
Sovos Compliance LLC
Delayed Draw Term Loan, 4.500%, 3M LIBOR + 4.500%, 08/11/28 (k)	9,131	8,633
Term Loan, 6.166%, 1M LIBOR + 4.500%, 08/11/28	52,613	49,741
Ultimate Software Group, Inc. Term Loan, 4.212%, 3M LIBOR + 3.250%, 05/04/26	138,000	130,065

		5,040,684

Telecommunications—0.3%
Altice France S.A. Term Loan B13, 5.411%, 3M LIBOR + 4.000%, 08/14/26	596,595	545,884
CCI Buyer, Inc. Term Loan, 6.054%, 3M LIBOR + 4.000%, 12/17/27	186,500	170,648
CommScope, Inc. Term Loan B, 4.916%, 1M LIBOR + 3.250%, 04/06/26	536,216	484,381
Global Tel*Link Corp. 1st Lien Term Loan, 5.916%, 1M LIBOR + 4.250%, 11/29/25	834,023	776,814
LogMeIn, Inc. Term Loan B, 6.345%, 1M LIBOR + 4.750%, 08/31/27	300,393	235,808

		2,213,535

Transportation—0.1%
First Student Bidco, Inc.
Term Loan B, 5.232%, 3M LIBOR + 3.000%, 07/21/28	67,629	60,993
Term Loan C, 5.232%, 3M LIBOR + 3.000%, 07/21/28	25,089	22,627
Kenan Advantage Group, Inc. Term Loan B1, 5.383%, 1M LIBOR + 3.750%, 03/24/26	265,350	248,103
LaserShip, Inc. Term Loan, 7.377%, 6M LIBOR + 4.500%, 05/07/28	114,190	103,199

		434,922

Total Floating Rate Loans (Cost $49,191,408)		45,369,730

Municipals—2.5%
City & County Honolulu HI Wastewater System Revenue 2.233%, 07/01/24	710,000	693,468
Colorado Bridge Enterprise 0.923%, 12/31/23	5,000,000	4,826,166
Curators of the University of Missouri (The) 2.012%, 11/01/27	2,000,000	1,813,516

See accompanying notes to financial statements.

BHFTI-14

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Municipals—(Continued)

Security Description	Shares/ Principal Amount*	Value
Golden State Tobacco Securitization Corp. 3.850%, 06/01/50	2,190,000	$1,973,452
Massachusetts State College Building Authority 2.256%, 05/01/26	760,000	722,987
Metropolitan Transportation Authority 4.000%, 11/15/45	680,000	610,231
New York State Urban Development Corp. 2.250%, 03/15/26	5,950,000	5,686,275
San Jose Redevelopment Agency Successor Agency 2.630%, 08/01/22	2,165,000	2,165,728
State of Illinois, General Obligation Unlimited 5.100%, 06/01/33	865,000	870,267
Texas State University System 2.351%, 03/15/26	1,385,000	1,324,124

Total Municipals (Cost $21,723,606)		20,686,214

Foreign Government—1.7%

Banks—0.3%
Korea Development Bank (The) 3.375%, 03/12/23	2,700,000	2,704,590

Sovereign—1.4%
Banque Centrale de Tunisie International Bond 5.750%, 01/30/25 (144A)	400,000	219,728
Colombia Government International Bond 8.125%, 05/21/24	1,910,000	1,978,132
Dominican Republic International Bond 8.900%, 02/15/23 (144A) (DOP)	82,600,000	1,499,345
Iraq International Bond 5.800%, 01/15/28 (144A)	525,000	471,319
Pakistan Government International Bond 8.250%, 09/30/25 (144A)	520,000	372,781
Peruvian Government International Bonds
2.783%, 01/23/31 (c)	600,000	510,089
7.350%, 07/21/25	900,000	971,213
Philippine Government International Bond 4.200%, 01/21/24	600,000	604,500
Romanian Government International Bond 4.875%, 01/22/24 (144A)	2,300,000	2,287,920
Turkey Government International Bond 6.375%, 10/14/25 (c)	2,850,000	2,522,364

		11,437,391

Total Foreign Government (Cost $16,110,174)		14,141,981

Common Stocks—0.1%

Energy Equipment & Services—0.0%
Weatherford International plc (c) (l)	6,622	140,188

Oil, Gas & Consumable Fuels—0.1%
QuarterNorth Energy, Inc. (l)	8,038	1,000,731
Riviera Resources, Inc. (g) (h) (l)	2,835	0

		1,000,731

Retail—0.0%
KSouth Africa, Ltd./EdCon - A Shares (g) (h) (l)	8,217,950	0
KSouth Africa, Ltd./EdCon - Escrow Shares (g) (h) (l)	40,457	0
KSouth Africa, Ltd./EdCon - B Shares (g) (h) (l)	817,800	0

		0

Total Common Stocks (Cost $1,890,150)		1,140,919

Warrants—0.0%

Oil, Gas & Consumable Fuels—0.0%
Battalion Oil Corp., Series A, Expires 10/08/22 (g) (h) (l)	728	0
Battalion Oil Corp., Series B, Expires 10/08/22 (g) (h) (l)	911	0
Battalion Oil Corp., Series C, Expires 10/08/22 (g) (h) (l)	1,171	0
QuarterNorth Energy, Inc. Expires 08/05/49 (l)	2,901	345,219

		345,219

Paper & Forest Products—0.0%
Verso Corp., Expires 07/25/23 (l)	175	1,496

Total Warrants (Cost $0)		346,715

Short-Term Investments—3.7%

Commercial Paper—0.8%
Toronto-Dominion Bank 2.366%, 02/10/23	6,900,000	6,759,844

Discount Note—2.5%
Federal Home Loan Bank Zero Coupon, 07/01/22	20,320,000	20,320,000

Repurchase Agreement—0.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/22 at 0.350%, due on 07/01/22 with a maturity value of $2,951,510; collateralized by U.S. Treasury Note at 0.625%, maturing 04/15/23, with a market value of $3,010,535	2,951,481	2,951,481

Total Short-Term Investments (Cost $30,072,305)		30,031,325

Securities Lending Reinvestments (m)—14.2%

Certificates of Deposit—2.8%
Bank of Nova Scotia 1.960%, FEDEFF PRV + 0.380%, 01/06/23 (a)	2,000,000	2,000,308

See accompanying notes to financial statements.

BHFTI-15

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Securities Lending Reinvestments (m)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Barclays Bank plc 1.970%, SOFR + 0.450%, 10/07/22 (a)	1,000,000	$1,000,323
Canadian Imperial Bank of Commerce (NY) 1.760%, SOFR + 0.250%, 02/03/23 (a)	1,000,000	998,406
Commonwealth Bank of Australia 1.910%, SOFR + 0.400%, 11/25/22 (a)	2,000,000	1,999,918
Cooperatieve Rabobank UA 2.080%, SOFR + 0.570%, 09/19/22 (a)	1,000,000	1,000,000
Credit Agricole S.A. 1.950%, FEDEFF PRV + 0.370%, 11/18/22 (a)	2,000,000	1,999,996
Credit Industriel et Commercial 1.890%, SOFR + 0.380%, 10/25/22 (a)	1,000,000	999,935
Credit Industriel et Commercial (NY) 1.720%, SOFR + 0.210%, 11/08/22 (a)	1,000,000	999,239
Goldman Sachs Bank USA 1.710%, SOFR + 0.190%, 09/02/22 (a)	2,000,000	1,999,572
Mizuho Bank, Ltd. 1.810%, SOFR + 0.290%, 07/26/22 (a)	1,000,000	999,868
Nordea Bank Abp (NY) 1.960%, SOFR + 0.450%, 08/30/22 (a)	2,000,000	2,000,368
Norinchukin Bank 1.790%, SOFR + 0.280%, 08/16/22 (a)	2,000,000	1,999,870
Oversea-Chinese Banking Corp., Ltd.
1.960%, SOFR + 0.440%, 09/26/22 (a)	1,000,000	1,000,243
Skandinaviska Enskilda Banken AB 1.630%, 09/02/22	1,000,000	999,373
Standard Chartered Bank (NY) 1.700%, SOFR + 0.190%, 08/25/22 (a)	1,000,000	999,672
Sumitomo Mitsui Banking Corp. 1.960%, SOFR + 0.450%, 09/06/22 (a)	1,000,000	1,000,163
Toronto-Dominion Bank (The) 2.070%, FEDEFF PRV + 0.490%, 12/23/22 (a)	1,000,000	1,000,630

		22,997,884

Commercial Paper—1.1%
Australia & New Zealand Banking Group, Ltd. 1.910%, SOFR + 0.400%, 12/01/22 (a)	2,000,000	2,000,592
Liberty Street Funding LLC 1.550%, 07/01/22	2,000,000	1,999,904
Macquarie Bank Ltd.
1.750%, SOFR + 0.230%, 08/04/22 (a)	1,000,000	999,981
1.960%, SOFR + 0.440%, 11/16/22 (a)	2,000,000	2,000,614
UBS AG 2.090%, SOFR + 0.570%, 03/23/23 (a)	2,000,000	2,000,000

		9,001,091

Repurchase Agreements—5.3%
Cantor Fitzgerald & Co. Repurchase Agreement dated 06/30/22 at 1.550%, due on 07/01/22 with a maturity value of $3,000,129; collateralized by U.S. Government Agency Obligations with rates ranging from 0.295% - 8.000%, maturity dates ranging from 09/15/22 - 02/20/72, and an aggregate market value of $3,060,000.	3,000,000	3,000,000

Repurchase Agreements—(Continued)
National Bank Financial, Inc. Repurchase Agreement dated 06/30/22 at 1.570%, due on 07/01/22 with a maturity value of $4,000,174; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.375%, maturity dates ranging from 09/22/22 - 11/15/48, and an aggregate market value of $4,085,614.	4,000,000	4,000,000
National Bank of Canada
Repurchase Agreement dated 06/30/22 at 1.570%, due on 07/07/22 with a maturity value of $4,501,374; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.375%, maturity dates ranging from 07/31/22 - 08/15/51, and an aggregate market value of $4,596,314.	4,500,000	4,500,000
Repurchase Agreement dated 06/30/22 at 1.700%, due on 07/07/22 with a maturity value of $4,001,322; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.000%, maturity dates ranging from 11/03/22 - 02/15/51, and various Common Stock with an aggregate market value of $4,411,228.	4,000,000	4,000,000
Natwest Markets Securities, Inc. Repurchase Agreement dated 06/30/22 at 1.480%, due on 07/01/22 with a maturity value of $15,324,313; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 07/05/22 - 11/15/49, and an aggregate market value of $15,630,800.	15,323,683	15,323,683
NBC Global Finance, Ltd. Repurchase Agreement dated 06/30/22 at 1.735%, due on 07/07/22 with a maturity value of $700,236; collateralized by various Common Stock with an aggregate market value of $778,247.	700,000	700,000
Societe Generale
Repurchase Agreement dated 06/30/22 at 1.500%, due on 07/01/22 with a maturity value of $2,700,113; collateralized by U.S. Treasury Obligations with rates ranging from 0.375% - 3.000%, maturity dates ranging from 10/31/22 - 08/15/48, and an aggregate market value of $2,755,033.	2,700,000	2,700,000
Repurchase Agreement dated 06/30/22 at 1.500%, due on 07/01/22 with a maturity value of $1,100,046; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 01/31/23 - 02/15/32, and an aggregate market value of $1,122,421.	1,100,000	1,100,000
Repurchase Agreement dated 06/30/22 at 1.600%, due on 07/01/22 with a maturity value of $1,300,058; collateralized by various Common Stock with an aggregate market value of $1,444,784.	1,300,000	1,300,000
Repurchase Agreement dated 06/30/22 at 1.620%, due on 07/01/22 with a maturity value of $1,700,077; collateralized by various Common Stock with an aggregate market value of $1,889,333.	1,700,000	1,700,000
Repurchase Agreement dated 06/30/22 at 1.660%, due on 07/01/22 with a maturity value of $2,000,092; collateralized by various Common Stock with an aggregate market value of $2,223,652.	2,000,000	2,000,000
Repurchase Agreement dated 06/30/22 at 1.670%, due on 07/07/22 with a maturity value of $1,300,422; collateralized by various Common Stock with an aggregate market value of $1,445,374.	1,300,000	1,300,000

See accompanying notes to financial statements.

BHFTI-16

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Securities Lending Reinvestments (m)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
TD Prime Services LLC Repurchase Agreement dated 06/30/22 at 1.650%, due on 07/01/22 with a maturity value of $2,000,092; collateralized by various Common Stock with an aggregate market value of $2,209,526.	2,000,000	$2,000,000

		43,623,683

Time Deposits—0.8%
Credit Agricole Corp. & Investment Bank (NY) 1.560%, 07/01/22	2,000,000	2,000,000
First Abu Dhabi Bank USA NV 1.570%, 07/01/22	5,000,000	5,000,000

		7,000,000

Mutual Funds—4.2%
BlackRock Liquidity Funds FedFund, Institutional Shares 1.320% (n)	5,000,000	5,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 1.390% (n)	10,000,000	10,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.430% (n)	10,000,000	10,000,000
STIT-Government & Agency Portfolio, Institutional Class 1.380% (n)	10,000,000	10,000,000

		35,000,000

Total Securities Lending Reinvestments (Cost $117,623,683)		117,622,658

Total Purchased Options—0.0% (o) (Cost $20,266)		865
Total Investments—111.9% (Cost $977,635,995)		926,893,722
Unfunded Loan Commitments—(0.0)% (Cost $(105,801))		(105,801)
Net Investments—111.9% (Cost $977,530,194)		926,787,921
Other assets and liabilities (net)—(11.9)%		(98,611,593)

Net Assets—100.0%		$828,176,328

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered.
Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2022, the market value of restricted securities was $0, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Variable or floating rate security. The stated rate represents the rate at June 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	Principal amount of security is adjusted for inflation.
(c)	All or a portion of the security was held on loan. As of June 30, 2022, the market value of securities loaned was $125,039,654 and the collateral received consisted of cash in the amount of $117,623,597 and non-cash collateral with a value of $10,743,906. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(d)	All or a portion of the security was pledged as collateral against futures contracts. As of June 30, 2022, the market value of securities pledged was $995,391.
(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(f)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(g)	Security was valued in good faith under procedures approved by the Board of Trustees. As of June 30, 2022, these securities represent 0.1% of net assets.
(h)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(i)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(j)	This loan will settle after June 30, 2022, at which time the interest rate will be determined.
(k)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(l)	Non-income producing security.
(m)	Represents investment of cash collateral received from securities on loan as of June 30, 2022.
(n)	The rate shown represents the annualized seven-day yield as of June 30, 2022.
(o)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2022, the market value of 144A securities was $201,757,606, which is 24.4% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
KSouth Africa, Ltd., 25.000%, 12/31/22	12/22/16-12/31/18	$278,863	$278,863	$0
KSouth Africa, Ltd., 3.000%, 12/31/22	04/15/13-12/31/18	701,661	1,361,723	0

				$0

See accompanying notes to financial statements.

BHFTI-17

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	1,260,000	JPMC	07/21/22	USD	918,578	$(48,779)
KRW	1,080,000,000	JPMC	07/21/22	USD	910,225	(78,271)

Contracts to Deliver
AUD	1,260,000	JPMC	07/21/22	USD	948,058	78,259
EUR	9,130,000	JPMC	09/16/22	USD	10,070,618	453,181
EUR	12,729,506	JPMC	12/06/22	USD	13,826,953	324,657
EUR	7,200,000	JPMC	12/06/22	USD	7,726,696	89,595
KRW	1,080,000,000	JPMC	07/21/22	USD	850,594	18,641

Net Unrealized Appreciation						$837,283

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 2 Year Futures	09/30/22	874	USD	183,553,657	$(1,292,094)

Futures Contracts—Short
U.S. Treasury Note 10 Year Futures	09/21/22	(380)	USD	(45,041,875)	713,075

Net Unrealized Depreciation					$(579,019)

Purchased Options

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
EUR Put/NOK Call	NOK	9.368	CBNA	10/20/22	1,388,000	EUR	1,388,000	$20,266	$865	$(19,401)

Swap Agreements

OTC Total Return Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount	Market Value	Upfront Premium Paid	Unrealized Appreciation/ (Depreciation)(1)
Pay	3M SOFR	Quarterly	09/20/22	BBP	Markit iBoxx USD Liquid Leveraged Loans Total Return Index	USD 16,740,000	$(843,333)	$—	$(843,333)

Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM.37	(1.000%)	Quarterly	06/20/27	3.379%	USD	2,105,000	$210,758	$200,616	$10,142
CDX.EM.37	(1.000%)	Quarterly	06/20/27	3.379%	USD	2,105,000	210,758	196,641	14,117
CDX.NA.HY.38	(5.000%)	Quarterly	06/20/27	5.788%	USD	1,782,000	54,126	43,631	10,495

Totals							$475,642	$440,888	$34,754

See accompanying notes to financial statements.

BHFTI-18

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.31	5.000%	Quarterly	12/20/23	3.862%	USD	8,100,000	$129,105	$(321,604)	$450,709
CDX.NA.HY.31	5.000%	Quarterly	12/20/23	3.862%	USD	4,500,000	71,725	(247,351)	319,076

Totals							$200,830	$(568,955)	$769,785

OTC Credit Default Swaps on Corporate Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2022(b)	Notional Amount (c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Avon Products, Inc. 6.150%, due 03/15/23	(5.000%)	Quarterly	03/20/23	CBNA	1.053%	USD	950,000	$(26,909)	$(19,896)	$(7,013)
Avon Products, Inc. 6.150%, due 03/15/23	(5.000%)	Quarterly	03/20/23	CBNA	1.053%	USD	950,000	(26,909)	(19,874)	(7,035)

Totals								$(53,818)	$(39,770)	$(14,048)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2022(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Air-France KLM S.A. 1.875% due 01/16/25	5.000%	Quarterly	06/20/26	JPMC	7.562%	EUR	760,000	$(64,198)	$10,757	$(74,955)
American Airlines Group, Inc. 5.000%, due 06/01/22	5.000%	Quarterly	12/20/22	JPMC	7.603%	USD	1,585,000	(19,119)	(7,279)	(11,840)
Carnival Corp. 6.650%, due 01/15/28	1.000%	Quarterly	06/20/27	CBNA	14.715%	USD	1,985,000	(722,667)	(358,391)	(364,276)
Mexico Government International Bond 4.150%, due 03/28/27	1.000%	Quarterly	06/20/26	CBNA	1.504%	USD	2,500,000	(46,326)	5,784	(52,110)
Nabors Industries, Inc. 5.500%, due 01/15/23	1.000%	Quarterly	12/20/23	CBNA	4.629%	USD	425,000	(21,701)	(17,284)	(4,417)
Nabors Industries, Inc. 5.500%, due 01/15/23	1.000%	Quarterly	12/20/23	CBNA	4.629%	USD	575,000	(29,359)	(29,047)	(312)
Nabors Industries, Inc. 5.500%, due 01/15/23	1.000%	Quarterly	12/20/23	CBNA	4.629%	USD	875,000	(44,678)	(36,392)	(8,286)

Totals								$(948,048)	$(431,852)	$(516,196)

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation (e)	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2022(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Bespoke Kenai 0-5% CDX Tranche	0.000%	Quarterly	12/20/23	CBNA	64.414%	USD	2,100,000	$(1,292,963)	$(472,751)	$(820,212)
Bespoke Kona 0-5% CDX Tranche	1.000%	Quarterly	12/20/22	CBNA	47.604%	USD	1,000,000	(201,956)	(65,456)	(136,500)
Bespoke Kona 5-10% CDX Tranche	2.420%	Quarterly	12/20/22	CBNA	5.827%	USD	2,500,000	(40,084)	—	(40,084)
Bespoke Palm Beach 5-10% CDX Tranche	1.970%	Quarterly	12/20/22	CBNA	4.004%	USD	3,300,000	(31,717)	—	(31,717)
Bespoke Rotorua 0-5% CDX Tranche	0.000%	Quarterly	12/20/23	CBNA	61.554%	USD	2,800,000	(1,680,101)	(638,341)	(1,041,760)
Bespoke Rotorua 5-10% CDX Tranche	3.600%	Quarterly	12/20/23	CBNA	12.854%	USD	1,800,000	(227,596)	—	(227,596)

Totals								$(3,474,417)	$(1,176,548)	$(2,297,869)

See accompanying notes to financial statements.

BHFTI-19

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

(a)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)

The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

(d)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(e)	Represents a custom index comprised of a basket of underlying issues.
(1)	There is no upfront payment premium paid or (received) therefore Market Value equals Unrealized Appreciation/(Depreciation).

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(CBNA)—	Citibank N.A.
(JPMC)—	JPMorgan Chase Bank N.A.

Currencies

(AUD)—	Australian Dollar
(DOP)—	Dominican Peso
(EUR)—	Euro
(KRW)—	South Korean Won
(NOK)—	Norwegian Krone
(USD)—	United States Dollar

Index Abbreviations

(CDX.EM)—	Markit Emerging Market CDS Index
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(EURIBOR)—	Euro InterBank Offered Rate
(FEDEFF PRV)—	Effective Federal Funds Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate
(TSFR)—	Term Secured Financing Rate

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(DAC)—	Designated Activity Company

See accompanying notes to financial statements.

BHFTI-20

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$333,548,923	$—	$333,548,923
Corporate Bonds & Notes
Aerospace/Defense	—	6,483,537	—	6,483,537
Agriculture	—	2,367,739	—	2,367,739
Airlines	—	7,609,535	—	7,609,535
Banks	—	82,804,327	—	82,804,327
Beverages	—	2,796,921	—	2,796,921
Biotechnology	—	283,064	—	283,064
Chemicals	—	2,082,650	—	2,082,650
Commercial Services	—	572,100	—	572,100
Cosmetics/Personal Care	—	1,782,733	—	1,782,733
Diversified Financial Services	—	842,319	—	842,319
Electric	—	20,107,419	—	20,107,419
Electronics	—	1,243,893	—	1,243,893
Healthcare-Services	—	5,632,593	—	5,632,593
Insurance	—	5,194,096	—	5,194,096
Internet	—	7,665,573	—	7,665,573
Leisure Time	—	706,401	—	706,401
Lodging	—	3,625,340	—	3,625,340
Media	—	11,722,569	—	11,722,569
Miscellaneous Manufacturing	—	1,709,436	—	1,709,436
Multi-National	—	1,181,388	—	1,181,388
Oil & Gas	—	18,046,467	—	18,046,467
Oil & Gas Services	—	27,203	—	27,203
Packaging & Containers	—	742,350	—	742,350
Pharmaceuticals	—	7,462,998	—	7,462,998
Pipelines	—	12,111,714	—	12,111,714
Real Estate	—	990,903	—	990,903
Real Estate Investment Trusts	—	1,372,005	—	1,372,005
Retail	—	134,181	0	134,181
Semiconductors	—	3,055,818	—	3,055,818
Software	—	894,381	—	894,381
Telecommunications	—	5,566,851	—	5,566,851
Trucking & Leasing	—	561,994	—	561,994
Total Corporate Bonds & Notes	—	217,380,498	0	217,380,498
Total Asset-Backed Securities*	—	92,097,272	—	92,097,272
Total Mortgage-Backed Securities*	—	54,526,622	—	54,526,622
Floating Rate Loans
Advertising	—	110,506	—	110,506
Aerospace/Defense	—	972,126	—	972,126
Airlines	—	853,371	—	853,371

See accompanying notes to financial statements.

BHFTI-21

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Auto Manufacturers	$—	$647,098	$—	$647,098
Auto Parts & Equipment	—	740,216	—	740,216
Beverages	—	953,402	—	953,402
Building Materials	—	142,078	—	142,078
Chemicals	—	2,835,837	—	2,835,837
Commercial Services	—	2,261,642	—	2,261,642
Computers	—	1,407,011	—	1,407,011
Cosmetics/Personal Care	—	20,619	—	20,619
Diversified Financial Services (Less Unfunded Loan Commitments of $11,118)	—	1,681,432	—	1,681,432
Electric	—	21,696	—	21,696
Engineering & Construction	—	159,961	—	159,961
Entertainment	—	1,962,110	—	1,962,110
Environmental Control	—	109,437	—	109,437
Food	—	82,311	—	82,311
Healthcare-Products	—	120,535	—	120,535
Healthcare-Services	—	2,311,887	—	2,311,887
Home Builders	—	1,218,385	—	1,218,385
Home Furnishings	—	372,011	—	372,011
Housewares	—	108,005	—	108,005
Insurance	—	3,151,438	—	3,151,438
Internet	—	1,157,294	—	1,157,294
Leisure Time	—	199,180	—	199,180
Lodging	—	1,081,350	—	1,081,350
Machinery-Diversified	—	567,596	—	567,596
Media	—	3,791,135	—	3,791,135
Metal Fabricate/Hardware	—	705,301	—	705,301
Mining	—	237,856	—	237,856
Office/Business Equipment	—	426,370	—	426,370
Oil & Gas	—	361,836	—	361,836
Oil & Gas Services	—	—	581,572	581,572
Packaging & Containers	—	1,047,857	—	1,047,857
Pharmaceuticals	—	2,450,744	—	2,450,744
Pipelines	—	122,818	—	122,818
Real Estate	—	286,462	—	286,462
Retail (Less Unfunded Loan Commitments of $15,243)	—	2,393,743	—	2,393,743
Software (Less Unfunded Loan Commitments of $79,440)	—	4,961,244	—	4,961,244
Telecommunications	—	2,213,535	—	2,213,535
Transportation	—	434,922	—	434,922
Total Floating Rate Loans (Less Unfunded Loan Commitments of $105,801)	—	44,682,357	581,572	45,263,929
Total Municipals*	—	20,686,214	—	20,686,214
Total Foreign Government*	—	14,141,981	—	14,141,981
Common Stocks
Energy Equipment & Services	140,188	—	—	140,188
Oil, Gas & Consumable Fuels	—	1,000,731	0	1,000,731
Retail	—	0	0	0
Total Common Stocks	140,188	1,000,731	0	1,140,919
Warrants
Oil, Gas & Consumable Fuels	—	345,219	0	345,219
Paper & Forest Products	—	1,496	—	1,496
Total Warrants	—	346,715	0	346,715
Total Short-Term Investments*	—	30,031,325	—	30,031,325
Securities Lending Reinvestments
Certificates of Deposit	—	22,997,884	—	22,997,884
Commercial Paper	—	9,001,091	—	9,001,091
Repurchase Agreements	—	43,623,683	—	43,623,683
Time Deposits	—	7,000,000	—	7,000,000

See accompanying notes to financial statements.

BHFTI-22

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$35,000,000	$—	$—	$35,000,000
Total Securities Lending Reinvestments	35,000,000	82,622,658	—	117,622,658
Total Purchased Options at Value	$—	$865	$—	$865
Total Net Investments	$35,140,188	$891,066,161	$581,572	$926,787,921

Collateral for Securities Loaned (Liability)	$—	$(117,623,597)	$—	$(117,623,597)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$964,333	$—	$964,333
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(127,050)	—	(127,050)
Total Forward Contracts	$—	$837,283	$—	$837,283
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$713,075	$—	$—	$713,075
Futures Contracts (Unrealized Depreciation)	(1,292,094)	—	—	(1,292,094)
Total Futures Contracts	$(579,019)	$—	$—	$(579,019)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$804,539	$—	$804,539
OTC Swap Contracts
OTC Swap Contracts at Value (Liabilities)	$—	$(5,319,616)	$—	$(5,319,616)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2022 is not presented.

See accompanying notes to financial statements.

BHFTI-23

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets
Investments at value (a) (b) (c)	$926,787,921
Cash	8,569,401
Cash denominated in foreign currencies (d)	594,963
Cash collateral (e)	6,250,748
Unrealized appreciation on forward foreign currency exchange contracts	964,333
Receivable for:
Investments sold	4,091,319
Fund shares sold	50,482
Interest	5,321,972
Variation margin on futures contracts	149,389
Interest on OTC swap contracts	73,116
Variation margin on centrally cleared swap contracts	967,843

Total Assets	953,821,487
Liabilities
OTC swap contracts at market value (f)	5,319,616
Unrealized depreciation on forward foreign currency exchange contracts	127,050
Collateral for securities loaned	117,623,597
Payables for:
Investments purchased	1,163,955
Fund shares redeemed	571,905
Accrued Expenses:
Management fees	286,089
Distribution and service fees	50,420
Deferred trustees’ fees	153,612
Other expenses	348,915

Total Liabilities	125,645,159

Net Assets	$828,176,328

Net Assets Consist of:
Paid in surplus	$989,938,837
Distributable earnings (Accumulated losses)	(161,762,509)

Net Assets	$828,176,328

Net Assets
Class A	$586,443,900
Class B	241,732,428
Capital Shares Outstanding*
Class A	68,406,746
Class B	28,320,539
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$8.57
Class B	8.54

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $977,530,194.
(b)	Includes securities loaned at value of $125,039,654.
(c)	Investments at value is net of unfunded loan commitments of $105,801.
(d)	Identified cost of cash denominated in foreign currencies was $600,053.
(e)	Includes collateral of $860,748 for futures contracts and $5,390,000 for OTC swap contracts.
(f)	Net premium received on OTC swap contracts was $1,648,170.

Statement of Operations

Six Months Ended June 30, 2022 (Unaudited)

Investment Income
Interest	$8,111,239
Securities lending income	54,415

Total investment income	8,165,654
Expenses
Management fees	2,269,709
Administration fees	26,649
Custodian and accounting fees	127,004
Distribution and service fees—Class B	324,656
Audit and tax services	48,325
Legal	20,427
Shareholder reporting	12,278
Insurance	3,464
Miscellaneous (a)	4,973

Total expenses	2,837,485
Less management fee waiver	(411,656)

Net expenses	2,425,829

Net Investment Income	5,739,825

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on :
Investments	(10,601,400)
Purchased options	(42,419)
Futures contracts	(217,782)
Swap contracts	128,516
Foreign currency transactions	(710,440)
Forward foreign currency transactions	1,622,313

Net realized gain (loss)	(9,821,212)

Net change in unrealized appreciation (depreciation) on:
Investments	(42,281,844)
Purchased options	664
Futures contracts	388,114
Swap contracts	(2,953,066)
Foreign currency transactions	27,269
Forward foreign currency transactions	1,138,131

Net change in unrealized appreciation (depreciation)	(43,680,732)

Net realized and unrealized gain (loss)	(53,501,944)

Net Increase (Decrease) in Net Assets From Operations	$(47,762,119)

(a)	Includes $19,894 in Trustees’ fees and expenses and $21,639 in deferred Trustee compensation losses.

See accompanying notes to financial statements.

BHFTI-24

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$5,739,825	$9,502,320
Net realized gain (loss)	(9,821,212)	8,580,560
Net change in unrealized appreciation (depreciation)	(43,680,732)	(12,865,292)

Increase (decrease) in net assets from operations	(47,762,119)	5,217,588

From Distributions to Shareholders
Class A	(17,918,174)	(15,360,392)
Class B	(6,718,550)	(5,169,146)

Total distributions	(24,636,724)	(20,529,538)

Increase (decrease) in net assets from capital share transactions	(94,298,266)	40,339,249

Total increase (decrease) in net assets	(166,697,109)	25,027,299

Net Assets
Beginning of period	994,873,437	969,846,138

End of period	$828,176,328	$994,873,437

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Value	Shares	Value
Class A
Sales	1,555	$14,234	2,385,743	$22,593,228
Reinvestments	2,090,802	17,918,174	1,648,110	15,360,392
Redemptions	(10,712,916)	(96,617,018)	(2,168,981)	(20,280,204)

Net increase (decrease)	(8,620,559)	$(78,684,610)	1,864,872	$17,673,416

Class B
Sales	1,917,691	$17,321,968	8,149,278	$76,336,803
Reinvestments	786,716	6,718,550	557,020	5,169,146
Redemptions	(4,423,202)	(39,654,174)	(6,290,365)	(58,840,116)

Net increase (decrease)	(1,718,795)	$(15,613,656)	2,415,933	$22,665,833

Increase (decrease) derived from capital shares transactions		$(94,298,266)		$40,339,249

See accompanying notes to financial statements.

BHFTI-25

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$9.31		$9.45	$9.59	$9.49	$9.62	$9.62

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.06		0.10	0.17	0.29	0.29	0.20
Net realized and unrealized gain (loss)	(0.53)		(0.04)	0.05	0.16	(0.22)	(0.04)

Total income (loss) from investment operations	(0.47)		0.06	0.22	0.45	0.07	0.16

Less Distributions
Distributions from net investment income	(0.27)		(0.20)	(0.36)	(0.35)	(0.20)	(0.16)

Total distributions	(0.27)		(0.20)	(0.36)	(0.35)	(0.20)	(0.16)

Net Asset Value, End of Period	$8.57		$9.31	$9.45	$9.59	$9.49	$9.62

Total Return (%) (b)	(5.09	)(c)	0.62	2.40	4.77	0.70	1.68

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.55	(d)	0.55	0.56	0.55	0.55	0.54
Net ratio of expenses to average net assets (%) (e)	0.46	(d)	0.46	0.49	0.48	0.48	0.52
Ratio of net investment income (loss) to average net assets (%)	1.33	(d)	1.01	1.87	3.03	3.00	2.10
Portfolio turnover rate (%)	35	(c)(f)	78 (f)	103 (f)	49 (f)	48 (f)	69 (f)
Net assets, end of period (in millions)	$586.4		$716.9	$710.3	$728.0	$731.6	$805.1

	Class B
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$9.25		$9.40	$9.54	$9.44	$9.56	$9.57

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.05		0.07	0.15	0.26	0.26	0.18
Net realized and unrealized gain (loss)	(0.52)		(0.04)	0.04	0.16	(0.21)	(0.05)

Total income (loss) from investment operations	(0.47)		0.03	0.19	0.42	0.05	0.13

Less Distributions
Distributions from net investment income	(0.24)		(0.18)	(0.33)	(0.32)	(0.17)	(0.14)

Total distributions	(0.24)		(0.18)	(0.33)	(0.32)	(0.17)	(0.14)

Net Asset Value, End of Period	$8.54		$9.25	$9.40	$9.54	$9.44	$9.56

Total Return (%) (b)	(5.07	)(c)	0.28	2.12	4.52 (g)	0.54 (g)	1.33

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.80	(d)	0.80	0.81	0.80	0.80	0.79
Net ratio of expenses to average net assets (%) (e)	0.71	(d)	0.71	0.74	0.73	0.73	0.77
Ratio of net investment income (loss) to average net assets (%)	1.09	(d)	0.76	1.62	2.78	2.75	1.85
Portfolio turnover rate (%)	35	(c)(f)	78 (f)	103 (f)	49 (f)	48 (f)	69 (f)
Net assets, end of period (in millions)	$241.7		$278.0	$259.6	$272.7	$267.6	$290.1

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers and expenses reimbursed by the Adviser (see Note 6 of the Notes to Financial Statements).
(f)	Includes mortgage dollar roll and TBA transactions; excluding these transactions the portfolio turnover rate would have been 28%, 50%, 71%, 45%, 42%, and 46% for the six months ended June 30, 2022 and the years ended December 31, 2021, 2020, 2019, 2018, and 2017, respectively.
(g)	Generally accepted accounting principles may require adjustments to be made to the net assets of the Portfolio at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the returns reported in the portfolio manager commentary section of this report.

See accompanying notes to financial statements.

BHFTI-26

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Notes to Financial Statements—June 30, 2022 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-four series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is Brighthouse/Franklin Low Duration Total Return Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered two classes of shares: Class A and B shares. Class A and B shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2022 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from third-party pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage- and asset-backed securities are generally valued based upon evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded

BHFTI-27

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued in reference to similar instruments traded on active markets are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded OTC are generally valued based upon interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including, but not limited to, the overnight index swap rate, London Interbank Offered Rate (“LIBOR”) forward rate or other interest rates, yield curves or credit spreads to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

BHFTI-28

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

In December 2020, the Securities and Exchange Commission adopted Rule 2a-5, Good Faith Determinations of Fair Value, under the 1940 Act, which is intended to address valuation practices and the role of the board of directors with respect to the fair value of the investments of a registered investment company. Among other things, Rule 2a-5 will permit the Portfolio’s Board to designate the Portfolio’s primary investment adviser to perform the Portfolio’s fair value determinations, which will be subject to the Board’s oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the investment adviser’s fair value determinations. Compliance with Rule 2a-5 will be required beginning in September 2022. The Portfolio’s valuation policies and related practices may be impacted as the Portfolio comes into compliance with Rule 2a-5.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed. As of June 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure.

High-Yield Debt Securities - The Portfolio may invest in high-yield debt securities, or “junk bonds,” which are securities that are rated below “investment grade” or, if not rated, are of equivalent quality. A portfolio with high-yield debt securities generally will be exposed to greater market risk and credit risk than a portfolio that invests only in investment grade debt securities because issuers of high-yield debt securities are generally less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for more highly rated debt securities. As a result, the Portfolio’s subadviser may find it more difficult to value or sell lower-rated debt securities and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio.

Floating Rate Loans - The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. The purchase of assignments will typically result in the Portfolio having a direct contractual relationship with the borrower, and the Portfolio may enforce compliance by the borrower with the terms of the loan agreement. The Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation or assignment.

BHFTI-29

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments, it acquires direct rights against the borrower of the loan. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing.

The Portfolio will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Unfunded Loan Commitments - The Portfolio may enter into certain credit agreements, all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the Schedule of Investments. As of June 30, 2022, the Portfolio had open unfunded loan commitments of $105,801. At June 30, 2022, the Portfolio had sufficient cash and/or securities to cover these commitments.

Inflation-Indexed Bonds - The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value that is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Collateralized Obligations - The Portfolio may invest in collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), other collateralized debt obligations (“CDOs”), and other similarly structured securities. CDOs, CBOs and CLOs are types of asset-backed securities. A CBO is a trust that is backed by a diversified pool of high risk, below investment grade fixed-income securities. The collateral can be from many types of fixed-income securities such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically collateralized by a pool of loans that may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties.

For CDOs, CBOs and CLOs, the cash flow from the trust is split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is typically the “equity” or “first loss” tranche, which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Senior tranches are paid from the cash flows from the underlying assets before the junior tranches and equity tranches. Losses are first borne by the equity tranches, next by the junior tranches, and finally by the senior tranches. The risks of an investment in a CBO, CLO or other CDO depend largely on the quality and type of the collateral securities and the class of the instrument in which a Portfolio invests. If some debt instruments go into default and the cash collected by the CBO, CLO or CDO is insufficient to pay all of its investors, those in the lowest, most junior tranches suffer losses first. Since they are partially protected from defaults, senior tranches typically have higher ratings and lower potential yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, more senior tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class.

Mortgage-Related and Other Asset-Backed Securities - The Portfolio may invest in mortgage-related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by or payable from, mortgage loans on real property or other receivables. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

In one type of SMBS, one class receives all of the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security until maturity. These adjustments are netted against payments received for the IOs and the net amount is included in interest income on the Statement of Operations of the Portfolio. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage-related and other asset-backed securities held by the Portfolio are included in the Portfolio’s Schedule of Investments.

BHFTI-30

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

The Portfolio may invest a significant portion of its assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

TBA Purchase and Forward Sale Commitments - The Portfolio may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to the settlement date, which is in addition to the risk of decline in the value of the Portfolio’s other assets. TBA forward sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation and Fair Value Measurements”.

When-Issued and Delayed-Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed-delivery basis. Settlement of such transactions will occur beyond the customary settlement period. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Upon making a commitment to purchase a security on a when-issued or delayed-delivery basis, the Portfolio will hold liquid assets in a segregated account with the Portfolio’s Custodian, or set aside liquid assets in the Portfolio’s records, worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2022, the Portfolio had direct investments in repurchase agreements with a gross value of $2,951,481. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $43,623,683. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2022.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur, any interest earned, and any dividends declared during the term of the loan, would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio generally receives cash, U.S. Government securities, letters of credit, or other collateral deemed appropriate by the Adviser. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, including repurchase agreements with respect to equity securities, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. The value of the securities on loan may change each business day. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

BHFTI-31

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2022 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2022 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2022.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.

	Remaining Contractual Maturity of the Agreements As of June 30, 2022
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(14,235)	$—	$—	$—	$(14,235)
Corporate Bonds & Notes	(39,591,222)	—	—	—	(39,591,222)
Foreign Government	(1,944,713)	—	—	—	(1,944,713)
U.S. Treasury & Government Agencies	(76,073,427)	—	—	—	(76,073,427)
Total Borrowings	$(117,623,597)	$—	$—	$—	$(117,623,597)
Gross amount of recognized liabilities for securities lending transactions					$(117,623,597)

3. Investments in Derivative Instruments

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed-upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the valuation date, is included in the Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Portfolio may also experience losses even when such contracts are used for hedging purposes. The Portfolio’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Futures Contracts - The Portfolio may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Statement of Operations. When the contract is closed or expires, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. If futures contracts are exchange-traded, the exchange’s

BHFTI-32

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default. For OTC futures, the Portfolio’s ability to terminate the positions may be more limited than in the case of exchange-traded positions and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

Options Contracts - An option contract purchased by the Portfolio gives the Portfolio the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by the Portfolio give the holder the right to buy the underlying instrument from the Portfolio at a fixed exercise price; put options written by the Portfolio give the holder the right to sell the underlying instrument to the Portfolio at a fixed exercise price.

The Portfolio may use options to hedge against changes in values of securities the Portfolio owns or expects to purchase, to maintain investment exposure to a target asset class or to enhance return. Writing puts or buying calls tend to increase the Portfolio’s exposure to the underlying instrument and writing calls or buying puts tends to decrease the Portfolio’s exposure to the underlying instrument, and can be used to hedge other Portfolio investments. For options used to hedge the Portfolio’s investments, the potential risk to the Portfolio is that the change in value of options contracts may not correspond perfectly to the change in value of the hedged instruments. The Portfolio also bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Portfolio may not be able to enter into a closing transaction due to an illiquid market. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of purchased options is typically the premium initially paid for the option plus any unrealized gains.

The main risk associated with purchasing an option is that the option expires without being exercised. In this case, the option is worthless when it expires and the premium paid for the option is considered a realized loss. The risk associated with writing a call option is that the Portfolio may forgo the opportunity for a profit if the market value of the underlying instrument increases and the option is exercised, requiring the Portfolio to sell the underlying instrument at a price below its market value. When the Portfolio writes a call option on a security it does not own, its exposure on such an option is theoretically unlimited. The risk in writing a put option is that the Portfolio may incur a loss if the market value of the underlying instrument decreases and the option is exercised, requiring the Portfolio to purchase the underlying instrument at a price above its market value. In addition, the Portfolio risks not being able to enter into a closing transaction for the written option as the result of an illiquid market for the option.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid for the call option.

The premium received by the Portfolio for a written option is recorded as an asset and an equivalent liability. The liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires without being exercised or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Portfolio realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received by the Portfolio is offset against the amount paid for the purchase of the underlying instrument.

The purpose of inflation-capped options is to protect the buyer from inflation, above a specified rate, eroding the value of investments in inflation-linked products with a given notional exposure. Inflation-capped options are used to give downside protection to investments in inflation-linked products by establishing a floor on the value of such products.

Swaptions are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaptions is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement at any time before the expiration of the option.

Swap Agreements - The Portfolio may enter into swap agreements in which the Portfolio and a counterparty agree to either make periodic net payments on a specified notional amount or net payment upon termination. Swap agreements are either privately negotiated in the OTC market (“OTC swaps”) or executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The Portfolio may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash may be paid or received, as applicable, by the Portfolio as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Portfolio as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is reflected on the Statement of Assets and Liabilities.

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Centrally Cleared Swaps: Clearinghouses currently offer clearing derivative transactions which include interest rate and credit derivatives. In a cleared derivative transaction, a Portfolio typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Portfolio’s exposure to the credit risk of the original counterparty. The Portfolio typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Portfolio would be required to post in an uncleared derivative transaction.

Swap agreements are marked-to-market daily. The fair value of an OTC swap is reflected on the Statement of Assets and Liabilities. The changes in value, if any, are reflected as a component of net change in unrealized appreciation/depreciation on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities and as a component of unrealized appreciation/depreciation on the Statement of Operations. Upfront payments paid or received upon entering into the swap agreement compensate for differences between the stated terms of the swap agreement and prevailing market conditions (such as credit spreads, currency exchange rates, interest rates, and other relevant factors). Upon termination or maturity of the swap, upfront premiums are recorded as realized gains or losses on the Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit, and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Portfolio may enter into swap transactions with counterparties in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to cover the Portfolio’s exposure to the counterparty. Counterparty risk related to centrally cleared swaps is mitigated due to the protection against defaults provided by the exchange on which these contracts trade.

Credit Default Swaps: The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers, or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed. Credit default swaps involve one party making a stream of payments (referred to as the buyer of protection) to another party (referred to as the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index. A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, write-down, principal shortfall or interest shortfall. As the seller of protection, if an underlying credit event occurs, the Portfolio will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation (or underlying securities comprising the referenced index), or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation (or underlying securities comprising the referenced index). In return, the Portfolio would receive from the counterparty an upfront or periodic stream of payments throughout the life of the credit default swap agreement provided that no credit event has occurred. As the seller of protection, the Portfolio will effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the credit default swap.

The Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio. This would involve the risk that the investment may be worthless when it expires and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk, whereby the seller may fail to satisfy its payment obligations to the Portfolio in the event of a default. As the buyer of protection, if an underlying credit event occurs, the Portfolio will either receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation (or underlying securities comprising the referenced index), or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation (or underlying securities comprising the referenced index). If no credit event occurs and the Portfolio is a buyer of protection, the Portfolio will typically recover nothing under the credit default swap agreement, but it will have had to pay the required upfront payment or stream of continuing payments under the credit default swap agreement. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted obligation.

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Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. An index credit default swap references all the names in the index, and if there is a credit event involving an entity in the index, the credit event is settled based on that entity’s weight in the index. A Portfolio may use credit default swaps on credit indices as a hedge for credit default swaps or bonds held in the portfolio, which is less expensive than it would be to buy many individual credit default swaps to achieve similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and may be used to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on a credit index or corporate or sovereign issuer, serve as some indication of the status of the payment/performance risk and the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity or index also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Wider credit spreads generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the particular swap agreement. When no implied credit spread is available for a credit default swap, the current unrealized appreciation/depreciation on the position may be used as an indicator of the current status of the payment/performance risk.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2022, for which the Portfolio is the seller of protection, are disclosed in the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swaps: The Portfolio may enter into interest rate swaps to manage its exposure to interest rates or to protect against currency fluctuations, to adjust its interest rate sensitivity (duration), to preserve a return or spread on a particular investment, or otherwise as a substitute for a direct investment in debt securities. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Other forms of interest rate swap agreements may include: (1) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; (2) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; (3) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels; and (4) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.

Currency Swaps: The Portfolio may enter into currency swap agreements to gain or mitigate exposure to currency risk. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction.

Total Return Swaps: The Portfolio may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. When the Portfolio pays interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the Portfolio may be required to pay the change in value to the counterparty in addition to the interest payment; conversely, when the Portfolio receives interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the Portfolio may receive the change in value in addition to the interest payment. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the

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offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying asset increases and receives payment from the other party if the value of the underlying asset decreases.

The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2022 by category of risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Unrealized appreciation on futures contracts (a) (b)	$713,075	Unrealized depreciation on futures contracts (a) (b)	$1,292,094
Credit			OTC swap contracts at market value (c)	5,319,616
	Unrealized appreciation on centrally cleared swap contracts (b) (d)	804,539
Foreign Exchange	Investments at market value (e)	865
	Unrealized appreciation on forward foreign currency exchange contracts	964,333	Unrealized depreciation on forward foreign currency exchange contracts	127,050

Total		$1,844,348		$6,738,760

(a)	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
(b)	Financial instrument not subject to a master netting agreement.
(c)	Excludes OTC swap interest receivable of $90,616.
(d)	Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Schedule of Investments. Only the variation margin is reported within the Statement of Assets and Liabilities.
(e)	Represents purchased options which are part of investments at value as shown in the Statement of Assets and Liabilities.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.

The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 4), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2022.

Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Citibank N.A.	$865	$(865)	$—	$—
JPMorgan Chase Bank N.A.	964,333	(210,367)	—	753,966

	$965,198	$(211,232)	$—	$753,966

The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2022.

Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Barclays Bank plc	$843,333	$—	$(770,000)	$73,333
Citibank N.A.	4,392,966	(865)	(4,392,101)	—
JPMorgan Chase Bank N.A.	210,367	(210,367)	—	—

	$5,446,666	$(211,232)	$(5,162,101)	$73,333

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

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The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2022:

Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Credit	Foreign Exchange	Total
Purchased options	$—	$(42,423)	$4	$(42,419)
Forward foreign currency transactions	—	—	1,622,313	1,622,313
Futures contracts	(217,782)	—	—	(217,782)
Swap contracts	—	(985,651)	1,114,167	128,516

	$(217,782)	$(1,028,074)	$2,736,484	$1,490,628

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Credit	Foreign Exchange	Total
Purchased options	$—	$—	$664	$664
Forward foreign currency transactions	—	—	1,138,131	1,138,131
Futures contracts	388,114	—	—	388,114
Swap contracts	—	(2,573,328)	(379,738)	(2,953,066)

	$388,114	$(2,573,328)	$759,057	$(1,426,157)

For the six months ended June 30, 2022, the average notional par or face amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Purchased options	$8,999,655
Forward foreign currency transactions	39,703,728
Futures contracts long	206,798,028
Futures contracts short	(68,875,500)
Swap contracts	73,342,415

‡	Averages are based on activity levels during the period for which the amounts are outstanding.

4. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the COVID-19 pandemic. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The COVID-19 pandemic has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this pandemic, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. At this time, it is still not possible to estimate the severity or duration of the COVID-19 pandemic, including the severity, duration and frequency of any additional “waves” or emerging variants of COVID-19. It is also still not possible to estimate the duration or frequency of the utilization of any therapeutic treatments and vaccines for COVID-19 or variants thereof. It is likewise still not possible to predict or estimate the longer-term effects of the COVID-19 pandemic, or any actions taken to contain or address the pandemic, on the Portfolios, the financial markets, and economy at large. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

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In late February 2022, Russian military forces invaded Ukraine, significantly amplifying already existing geopolitical tensions among Russia, Ukraine, Europe, NATO, and the West. Russia’s invasion, the responses of countries and political bodies to Russia’s actions, and the potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities such as oil and natural gas. Following Russia’s actions, various countries, including the U.S., Canada, the United Kingdom, Germany, and France, as well as the European Union, issued broad-ranging economic sanctions against Russia. Sanctions threatened or imposed by these jurisdictions, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or the Portfolio. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Portfolio. Sanctions, or the threat of new or modified sanctions, could impair the ability of the Portfolio to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Portfolio, even if the Portfolio does not have direct exposure to securities of Russian issuers.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (e.g., futures contracts and exchange-traded options), while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options).

For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar master agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Portfolio the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to such counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency, which is segregated at a broker account registered with the Commodities Futures Trading Commission, or the applicable

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regulator. In a cleared derivative transaction, the Portfolio’s counterparty is a clearinghouse rather than a bank or broker. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

Foreign Investment Risk: The investments by the Portfolio in foreign securities, whether direct or indirect, involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation, unexpected market closures or other political, social or economic developments, such as the imposition of economic sanctions against one or more countries, organizations, entities and/or individuals, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, which is the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In 2017, the UK Financial Conduct Authority (FCA) announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. dollar LIBOR and the Sterling Overnight Interbank Average Rate for GBP LIBOR). Various financial industry groups have been planning for the transition away from LIBOR and markets are developing in response to these new rates, but there are concerns around liquidity of the new rates and obstacles to converting certain securities and transactions to new rates. Neither the effect of the transition process nor its ultimate success can yet be known. The transition away from and eventual elimination of LIBOR may adversely affect the interest rates on, and liquidity and value of, certain assets and liabilities of the Portfolio that are tied to LIBOR. These may include bank loans, floating rate securities, structured securities (including asset-backed and mortgage-backed securities), other debt securities, derivatives, and financing transactions tied to LIBOR, particularly insofar as the documentation governing such instruments does not include “fall back” provisions addressing the transition from LIBOR. The effect of any changes to, or discontinuation of, LIBOR on the Portfolio will vary depending on, among other things (1) existing fallback or termination provisions in individual contracts and (2) the extent to which industry participants adopt new reference rates and fallbacks for both legacy and new products and instruments. The Subadviser may have discretion to determine a successor or substitute reference rate, including any price or other adjustments to account for differences between the successor or substitute reference rate and previous rate. Such successor or substitute reference rate and any adjustments selected may negatively impact the Portfolio’s investments, performance or financial condition, and may expose the Portfolio to additional tax, accounting and regulatory risks. The transition away from LIBOR may affect the value, liquidity or return on certain Portfolio investments and may result in costs incurred in connection with closing out positions and entering into new trades, adversely impacting the Portfolio’s overall financial condition or results of operations. It is difficult to predict the full impact of the transition away from LIBOR and the adoption of alternative reference rates on the Portfolio.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, including mortgage dollar roll and TBA transactions but excluding short-term securities, for the six months ended June 30, 2022 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$204,429,677	$98,669,460	$254,684,734	$189,286,485

BHFTI-39

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

Purchases and sales of mortgage dollar rolls and TBA transactions for the six months ended June 30, 2022 were as follows:

Purchases	Sales
$64,427,427	$85,149,249

6. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2022	% per annum	Average Daily Net Assets
$2,269,709	0.520%	First $100 million
	0.510%	$100 million to $250 million
	0.500%	$250 million to $500 million
	0.490%	$500 million to $1 billion
	0.470%	$1 billion to $1.5 billion
	0.450%	Over $1.5 billion

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. Franklin Advisers, Inc. (the “Subadviser”) is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

The subadvisory fee the Adviser pays to the Subadviser in connection with the investment management of the Portfolio is calculated based on the aggregate average daily net assets of the Portfolio and certain other portfolios of the Trust that are managed by the Subadviser and/or its affiliates.

Management Fee Waiver - Pursuant to a management fee waiver agreement, the Adviser has agreed, for the period April 29, 2022 to April 30, 2023, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.040%	First $100 million
0.030%	$100 million to $150 million
0.060%	$150 million to $250 million
0.050%	$250 million to $500 million
0.090%	$500 million to $1.5 billion
0.070%	Over $1.5 billion

An identical agreement was in place for the period April 30, 2021 to April 29, 2022. Amounts waived for the six months ended June 30, 2022 are included in the amount shown as a management fee waiver in the Statement of Operations.

Additionally, for the period April 29, 2022 to April 30, 2023, the Adviser has contractually agreed to waive a portion of its management fee in an amount equal to the difference, if any, between (a) the subadvisory fee payable by the Adviser to the Subadviser calculated based solely on the assets of the Portfolio and (b) the subadvisory fee payable by the Adviser to the Subadviser calculated using the fee rate that would apply to the combined net asset of the Portfolio and those of the Brighthouse/Templeton International Bond Portfolio, a series of the Trust also subadvised by the Subadviser. An identical agreement was in place for the period April 30, 2021 to April 29, 2022. Amounts waived for the six months ended June 30, 2022 are included in the amount shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

BHFTI-40

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2022 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. During the six months ended June 30, 2022, deferred compensation losses exceeded accrued Trustees’ fees and expenses. As such, changes in the value of participants’ deferral accounts in excess of the Trustees’ fees and expenses are reflected as a component of Miscellaneous expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2022 was as follows:

Cost basis of investments	$975,291,493

Gross unrealized appreciation	11,853,330
Gross unrealized (depreciation)	(65,199,483)

Net unrealized appreciation (depreciation)	$(53,346,153)

The tax character of distributions paid for the years ended December 31, 2021 and 2020 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2021	2020	2021	2020	2021	2020
$20,529,538	$34,820,804	$—	$—	$20,529,538	$34,820,804

As of December 31, 2021, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation (Depreciation)	Accumulated Capital Losses	Total
$24,318,231	$—	$(17,975,930)	$(95,530,326)	$(89,188,025)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

BHFTI-41

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

As of December 31, 2021, the Portfolio had accumulated short-term capital losses of $17,517,732 and accumulated long-term capital losses of $78,012,594.

During the year ended December 31, 2021, the Portfolio utilized accumulated short-term capital losses of $2,337,322.

9. Recent Accounting Pronouncement

In January 2021, the FASB issued Accounting Standards Update No. 2021-01 (“ASU 2021-01”), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, as regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective through December 31, 2022, for all entities. The expedients and exceptions provided by the amendments do not apply to contract modifications and hedging relationships entered into or evaluated after December 31, 2022, except for hedging transactions as of December 31, 2022, that an entity has elected certain optional expedients for and that are retained through the end of the hedging relationship. Management expects that the adoption of the guidance will not have a material impact on the Portfolio’s financial statements.

BHFTI-42

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

For the period April 1, 2021 through March 31, 2022, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-43

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Managed by Franklin Advisers, Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2022, the Class A and B shares of the Brighthouse/Templeton International Bond Portfolio returned -5.68% and -5.79%, respectively. The Portfolio’s benchmark, the FTSE World Government Bond Index (“WGBI”) ex-U.S.¹, returned -18.74%.

MARKET ENVIRONMENT / CONDITIONS

The first half of 2022 was characterized by challenges to the global economy in the form of the lingering economic impact of COVID-19, the start of Russia’s war on Ukraine, commodity-price inflation, rising global rates, weakening global gross domestic product (GDP) growth, and supply chain disruptions in China as it navigated a zero-COVID policy. Risk assets faced strong headwinds resulting from tighter financial conditions, and central bankers across many countries faced the difficult choice of supporting growth or controlling rising price pressures.

Sovereign bond yields rose across most of the world as many major central banks embarked on policy rate hikes to curb inflation and unveiled plans to exit prior quantitative easing. Inflation reached multi-decade highs in the first half of 2022, with added supply-side pressures coming from disruptions to the flow of energy, food, commodities and goods due to the war in Ukraine and the West’s economic isolation of Russia. Supply-chain disruptions were compounded by China’s implementation of its zero-COVID policy, particularly in March and April. Higher headline inflation data pushed central bankers to tighten monetary policy more aggressively despite rising global geopolitical risks. Simultaneously, global economic growth was projected to decelerate, with the World Bank downgrading its global growth forecast in June to 2.9% for 2022, from 5.7% in 2021. Developed market sovereign bond yields trended higher through the first half of 2022 concurrently with falling equity prices and strength in the U.S. dollar (“USD”). Commodity prices were sharply higher: the Bloomberg Commodity Index finished the first half of 2022 nearly 20% higher after peaking at almost 40% higher on June 9, and the front-end Brent crude oil contract ended the period almost 50% higher, after peaking at $127.98 per barrel (65% higher) on March 8, its highest level since July 2008.

On the monetary front, the first half of 2022 marked the end of pandemic-era monetary accommodation by the U.S. Federal Reserve (the “Fed”). The Fed embarked on a hiking cycle in March, culminating in a 75 basis point (“bps”) hike of the upper bound of its target rate range following its June meeting, The Fed signaled its intention to hike the upper bound of the target rate by another 175 bps by the end of 2022. The Fed also began drawing down its balance sheet in June.

U.S. Treasury (“UST”) yields surged to multi-year highs in June. The yield on the 10-year UST note reached a peak of 3.48% on June 14 and ended the first half of the year 151 bps higher at 3.02%. In Europe, the yield on the 10-year German bond spiked to 1.77% on June 21, its highest since 2014, and ended the period 151 bps higher at 1.33%. Ten-year bond yields finished the period around 150 to 230 bps higher across much of the euro area (“EA”). The spreads of peripheral eurozone government bonds, such as those of Italy, widened against core German bonds to as much as 242 bps in the benchmark 10-year bonds in the middle of June. Over the first half of 2022, 10-year yields rose 131 bps in Norway, 146 bps in Sweden and 126 bps in the United Kingdom. In central and eastern Europe, 10-year yields rose 197 bps in Czechia, 348 bps in Hungary and 325 bps in Poland.

The USD gained strength against almost all other major currencies during the first half of the year, supported by hawkish Fed policy and interest-rate differentials. The euro depreciated 7.89% against the USD during the period, and the British pound depreciated 10.02%. In Asia, the Japanese yen weakened 15.19% against the USD as it was widely expected that Japan’s status as net importer of commodities and the Bank of Japan’s (the “BOJ”) dovish stance compared to foreign central banks’ hawkishness would weigh on the yen. USD-denominated sovereign credit sectors saw negative returns during the six-month period on a combination of spread decompression, especially among weaker issuers, and tighter financial conditions. The Bloomberg Emerging Market USD Sovereign Bond Index returned -20.13% over the period.

Headline inflation as measured by the Consumer Price Index (“CPI”) May figure came in at its highest level in 40 years, at 8.6%. In Europe, EA inflation reached an estimated 8.6% year over year in June, which was the highest level on record since figures for the monetary union began in 1997. Areas of non-core Europe, such as Poland, Hungary and Czechia, continue to experience strong inflation, with headline CPI data of around 10% to 16% year over year.

Areas of Latin America, including Brazil, Mexico, Chile and Colombia Peru, continued to see inflation above the upper bound of their central bank inflation targets. In Asia, inflation levels were more muted, notably in China, Indonesia and Thailand. Inflation in India remained elevated at 7.04% year over year in May, and in South Korea, headline CPI reached 6.0% in June.

Some Asian central banks kept rates on hold at relatively normalized levels given largely stable inflationary conditions. For example, Indonesia held its policy rate steady at 3.50% and China maintained its one-year loan prime rate at 3.70% after cutting it by 10 bps in January. The Reserve Bank of India, however, commenced hikes in its key repo rate from 4% to 4.40% in May and 4.90%.

The Bank of Canada continued its monetary tightening cycle, raising its overnight lending rate by 50 bps in June and 125 bps year-to-date to 1.50%. Norway, Sweden, and England central banks also commenced interest rate hiking cycles.

The Bank of Korea hiked its policy rate 25 bps in May for a total of 50 bps in the second quarter and 75 bps year to date. It was the first

BHFTI-1

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Managed by Franklin Advisers, Inc.

Portfolio Manager Commentary*—(Continued)

developed market country to hike rates, starting in August 2021. Australia and New Zealand hiked rates twice over the period (75 bps and 150 bps total, respectively).

The European Central Bank (“ECB”) kept monetary policy largely unchanged at its meetings in the first half of 2022, leaving its main refinancing operations rate at 0.0%, its main deposit facility rate at -0.50%, and its marginal lending facility for overnight credit to banks at 0.25%, though ECB President Christine Lagarde clearly signaled that these three key interest rates would be raised at its meeting on July 21, 2022.

The BOJ was another outlier and kept monetary policy unchanged at its policy meetings in the year’s first half. It left the overnight interest rate at -0.10% and the yield target on the 10-year Japanese government bond at 0.0% within a 25-bps band.

PORTFOLIO REVIEW / PERIOD-END POSITIONING

On a relative basis, the Portfolio’s performance fared better than that of its benchmark index primarily due to interest-rate strategies, followed by currency positions. Sovereign credit exposures had a largely neutral effect on relative results. The Portfolio maintained a defensive approach regarding interest rates in developed markets, while holding duration, a measure of a bond’s price sensitivity to changes in interest rates, exposures in select emerging markets. A lack of duration exposure in the EA contributed to relative performance, as did underweighted duration exposures in the United Kingdom and Japan. Overweighted duration exposure in Argentina also contributed to relative results, while underweighted duration exposure in the U.S. detracted. Among currencies, the Portfolio’s underweighted exposure to the euro contributed to relative performance, as did its underweighted position in the Japanese yen. However, its overweighted position in the South Korean won detracted from relative results.

The Portfolio’s negative absolute performance was primarily due to currency positions, followed by interest-rate strategies. Sovereign credit exposures had a largely neutral effect on absolute results. The Portfolio’s position in the South Korean won detracted from absolute performance. Duration exposure in Argentina contributed to absolute results, while exposure to short- to intermediate-term USTs detracted.

During the reporting period, the Portfolio continued to maintain low portfolio duration. The Portfolio was significantly underweight developed market duration, holding no exposure to long-term USTs, and no duration exposure in the EA, at period end. Instead, the Portfolio continued to emphasize select local-currency sovereign bonds outside of the major developed markets. Sovereign bond yields in several emerging markets were significantly higher than the low-to-negative yields in developed markets. The Portfolio continued to hold unhedged local-currency sovereign bonds in South Korea, Indonesia, India, Ghana, Brazil and Colombia. The Portfolio was also focused on value opportunities in specific currencies in countries with strong trade dynamics and healthy financial profiles, notably in Asia. Rising commodity prices and aggressive rate hikes also supported certain currencies in the Americas. The Portfolio held long exposures in the Chinese yuan, South Korean won, Indonesian rupiah, Indian rupee, Singapore dollar, Thai baht, New Zealand dollar and Chilean peso against the USD, and in the Norwegian krone, Swedish krona, Canadian dollar, British pound and USD against the euro.

At period end, we continued to be constructive on taking risk in select countries, focusing on three core themes: (1) value in select currency pairs, with overweighted currency exposures in countries that have strong trade dynamics, current account surpluses, better fiscal management and stronger growth potential, notably in Asia; (2) avoiding interest-rate risks in low-yielding developed markets; and (3) pursuing sovereign bonds with relatively higher yields in a select set of resilient emerging markets that we expect to weather the global tightening cycle.

The greatest areas of value in the sovereign bond markets continued to be found in specific local-currency emerging markets, in our view. On a regional basis, areas of Asia continue to stand out from the emerging market pack. Many of the growth drivers in the region are aligned with trending sectors such as pharmaceuticals, digitalization, big data and high tech, notably in places like South Korea. Looking ahead, we believe Asia will remain an important driver for global growth. We believe additional risk-adjusted value has been identified in areas of Latin America, where high commodity prices should continue to bolster local-currency assets and currency valuations, and where several central banks have aggressively hiked rates to confront inflation, support their currencies and maintain policy credibility.

During the reporting period, derivatives (currency forwards) were used to actively manage currencies for investment exposure purposes. These derivatives were used specifically as follows: to gain additional currency exposure in specific countries in which the Portfolio also held local-currency denominated securities, such as Norway and South Korea (positions that were long the South Korean won against the USD detracted); to gain negative exposure to specific currencies,

BHFTI-2

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Managed by Franklin Advisers, Inc.

Portfolio Manager Commentary*—(Continued)

such as the euro; and to gain positive exposure to specific currencies, such as the Chinese yuan and Chilean peso. The Portfolio will also use derivatives for hedging purposes when appropriate. All derivatives performed as expected over the period.

Michael Hasenstab

Calvin Ho

Christine Zhu

Portfolio Managers

Franklin Advisers, Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The FTSE World Government Bond Index (WGBI) ex-U.S. measures the performance of fixed-rate, local currency, investment-grade sovereign bonds primarily in Europe and Asia.

BHFTI-3

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

A $10,000 INVESTMENT COMPARED TO THE FTSE WORLD GOVERNMENT BOND INDEX EX-U.S.

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2022

	6 Month	1 Year	5 Year	10 Year
Brighthouse/Templeton International Bond Portfolio
Class A	-5.68	-7.43	-2.93	-0.50
Class B	-5.79	-7.69	-3.18	-0.76
FTSE World Government Bond Index ex-U.S.	-18.74	-21.92	-2.62	-1.71

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2022

Top Countries

% of Net Assets
United States	19.5
South Korea	18.0
Brazil	9.0
Indonesia	8.8
India	5.9
Colombia	5.3
United Kingdom	4.5
Singapore	4.5
Norway	4.3
Thailand	3.3

BHFTI-4

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2022 through June 30, 2022.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Brighthouse/Templeton International Bond Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period** January 1, 2022 to June 30, 2022
Class A (a)	Actual	0.70%	$1,000.00	$943.20	$3.37
	Hypothetical*	0.70%	$1,000.00	$1,021.32	$3.51

Class B (a)	Actual	0.95%	$1,000.00	$942.10	$4.57
	Hypothetical*	0.95%	$1,000.00	$1,020.08	$4.76

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 6 of the Notes to Financial Statements.

BHFTI-5

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Foreign Government—67.0% of Net Assets

Security Description	Principal Amount*	Value

Argentina—1.6%
Argentina Treasury Bonds
1.300%, 09/20/22 (ARS) (a)	152,577,000	$1,392,010
1.400%, 03/25/23 (ARS) (a)	463,177,011	4,215,766
1.450%, 08/13/23 (ARS) (a)	31,172,407	240,663
1.500%, 03/25/24 (ARS) (a)	391,845,470	2,977,577
Argentine Bonos del Tesoro
15.500%, 10/17/26 (ARS)	693,671,000	804,756
16.000%, 10/17/23 (ARS)	387,123,400	869,548

		10,500,320

Brazil—9.0%
Brazil Letras do Tesouro Nacional
Zero Coupon, 07/01/24 (BRL)	92,190,000	13,759,104
Zero Coupon, 01/01/25 (BRL)	225,060,000	31,788,916
Brazil Notas do Tesouro Nacional 10.000%, 01/01/27 (BRL)	74,890,000	12,305,799

		57,853,819

Colombia—5.3%
Colombian TES
5.750%, 11/03/27 (COP)	14,348,000,000	2,732,960
6.000%, 04/28/28 (COP)	6,770,000,000	1,278,445
6.250%, 11/26/25 (COP)	20,549,000,000	4,343,460
7.000%, 06/30/32 (COP)	15,761,000,000	2,812,923
7.500%, 08/26/26 (COP)	30,629,100,000	6,580,813
7.750%, 09/18/30 (COP)	49,639,100,000	9,696,474
10.000%, 07/24/24 (COP)	26,481,000,000	6,365,497

		33,810,572

Ghana—1.2%
Ghana Government Bonds
16.500%, 02/06/23 (GHS)	17,320,000	2,040,061
17.600%, 11/28/22 (GHS)	11,600,000	1,399,014
17.700%, 03/18/24 (GHS)	1,450,000	154,435
18.250%, 07/25/22 (GHS)	5,270,000	654,067
18.300%, 03/02/26 (GHS)	810,000	74,941
18.850%, 09/28/23 (GHS)	5,300,000	596,895
19.000%, 09/18/23 (GHS)	680,000	76,881
19.250%, 11/27/23 (GHS)	1,820,000	203,328
19.250%, 12/18/23 (GHS)	130,000	14,466
19.750%, 03/15/32 (GHS)	18,788,000	1,492,821
20.750%, 01/16/23 (GHS)	150,000	18,156
Ghana Treasury Notes
17.250%, 07/31/23 (GHS)	320,000	35,997
17.600%, 02/20/23 (GHS)	4,457,000	526,013
18.500%, 01/02/23 (GHS)	90,000	10,814

		7,297,889

India—5.9%
India Government Bonds
5.150%, 11/09/25 (INR)	139,600,000	1,667,252
5.220%, 06/15/25 (INR)	137,000,000	1,654,380
6.790%, 05/15/27 (INR)	1,478,610,000	18,359,444
7.270%, 04/08/26 (INR)	94,000,000	1,191,597

India—(Continued)
India Government Bonds
7.590%, 01/11/26 (INR)	1,012,000,000	12,966,271
7.680%, 12/15/23 (INR)	80,000,000	1,022,031
8.200%, 09/24/25 (INR)	71,900,000	939,081

		37,800,056

Indonesia—8.8%
Indonesia Treasury Bonds
5.500%, 04/15/26 (IDR)	284,920,000,000	18,761,975
5.625%, 05/15/23 (IDR)	112,587,000,000	7,651,911
6.500%, 06/15/25 (IDR)	5,160,000,000	355,199
8.375%, 03/15/24 (IDR)	296,213,000,000	20,927,282
10.000%, 09/15/24 (IDR)	122,770,000,000	9,061,287

		56,757,654

Mexico—0.6%
Mexican Bonos 10.000%, 12/05/24 (MXN)	76,790,000	3,868,388

Norway—4.3%
Norway Government Bonds
1.500%, 02/19/26 (NOK) (144A)	20,165,000	1,942,311
1.750%, 03/13/25 (NOK) (144A)	33,998,000	3,341,777
2.000%, 05/24/23 (NOK) (144A)	119,955,000	12,134,798
3.000%, 03/14/24 (NOK) (144A)	100,903,000	10,275,484

		27,694,370

Singapore—4.5%
Monetary Authority of Singapore Bill Zero Coupon, 08/19/22 (SGD)	26,290,000	18,870,675
Singapore Treasury Bill 0.750%, 01/24/23 (SGD) (b)	14,440,000	10,263,585

		29,134,260

South Korea—18.0%
Korea Monetary Stabilization Bond 0.905%, 04/02/23 (KRW)	34,690,000,000	26,394,676
Korea Treasury Bonds
0.875%, 12/10/23 (KRW)	27,639,000,000	20,567,084
1.125%, 06/10/24 (KRW)	7,685,000,000	5,657,369
1.250%, 12/10/22 (KRW)	64,900,000,000	49,770,448
2.375%, 03/10/27 (KRW)	18,568,000,000	13,473,946

		115,863,523

Thailand—3.3%
Bank of Thailand Bond 0.660%, 11/22/23 (THB)	206,580,000	5,782,921
Thailand Government Bonds
0.750%, 09/17/24 (THB)	319,810,000	8,834,175
1.000%, 06/17/27 (THB)	244,740,000	6,445,792

		21,062,888

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

United Kingdom—4.5%
U.K. Treasury Bills
0.624%, 07/25/22 (GBP) (b)	2,630,000	$3,199,199
0.645%, 07/11/22 (GBP) (b)	2,660,000	3,236,994
0.679%, 08/01/22 (GBP) (b)	4,190,000	5,095,797
1.167%, 10/24/22 (GBP) (b)	6,362,000	7,706,502
United Kingdom Gilt 0.125%, 01/31/23 (GBP)	8,230,000	9,931,456

		29,169,948

Total Foreign Government (Cost $555,203,269)		430,813,687

U.S. Treasury & Government Agencies—18.0%

U.S. Treasury—18.0%
U.S. Treasury Notes
1.500%, 09/30/24	33,000,000	31,922,344
1.500%, 10/31/24	15,650,000	15,119,978
1.750%, 12/31/24	52,891,000	51,258,817
2.875%, 05/31/25	17,750,000	17,673,730

Total U.S. Treasury & Government Agencies (Cost $121,595,890)		115,974,869

Short-Term Investments—13.1%

Repurchase Agreement—11.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/22 at 0.350%, due on 07/01/22 with a maturity value of $74,859,081; collateralized by U.S. Treasury Note at 3.000%, maturing 06/30/24, with a market value of $76,355,576.	74,858,354	74,858,354

U.S. Treasury—1.5%
U.S. Treasury Bill 0.989%, 09/29/22 (b) (c)	10,000,000	9,959,000

Total Short-Term Investments (Cost $84,833,616)		84,817,354

Securities Lending Reinvestments (d)—1.4%

Repurchase Agreements—1.2%
Cantor Fitzgerald & Co. Repurchase Agreement dated 06/30/22 at 1.550%, due on 07/01/22 with a maturity value of $1,600,069; collateralized by U.S. Government Agency Obligations with rates ranging from 0.295% - 8.000%, maturity dates ranging from 09/15/22 - 02/20/72, and an aggregate market value of $1,632,000.	1,600,000	1,600,000

Repurchase Agreements—(Continued)
National Bank Financial, Inc. Repurchase Agreement dated 06/30/22 at 1.570%, due on 07/01/22 with a maturity value of $1,600,070; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.375%, maturity dates ranging from 09/22/22 - 11/15/48, and an aggregate market value of $1,634,245.	1,600,000	1,600,000
Natwest Markets Securities, Inc. Repurchase Agreement dated 06/30/22 at 1.480%, due on 07/01/22 with a maturity value of $1,178,048; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 07/05/22 - 11/15/49, and an aggregate market value of $1,201,609.	1,178,000	1,178,000
Societe Generale
Repurchase Agreement dated 06/30/22 at 1.500%, due on 07/01/22 with a maturity value of $100,004; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 01/31/23 - 02/15/32, and an aggregate market value of $102,038.	100,000	100,000
Repurchase Agreement dated 06/30/22 at 1.600%, due on 07/01/22 with a maturity value of $1,600,071; collateralized by various Common Stock with an aggregate market value of $1,778,196.	1,600,000	1,600,000
Repurchase Agreement dated 06/30/22 at 1.620%, due on 07/01/22 with a maturity value of $62,003; collateralized by various Common Stock with an aggregate market value of $68,905.	62,000	62,000
TD Prime Services LLC Repurchase Agreement dated 06/30/22 at 1.650%, due on 07/01/22 with a maturity value of $1,600,073; collateralized by various Common Stock with an aggregate market value of $1,760,081.	1,600,000	1,600,000

		7,740,000

Mutual Funds—0.2%
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 1.390% (e)	1,000,000	1,000,000

Total Securities Lending Reinvestments (Cost $8,740,000)		8,740,000

Total Investments—99.5% (Cost $770,372,775)		640,345,910
Other assets and liabilities (net)—0.5%		3,095,829

Net Assets—100.0%		$643,441,739

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Principal amount of security is adjusted for inflation.
(b)	The rate shown represents current yield to maturity.

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

(c)	All or a portion of the security was held on loan. As of June 30, 2022, the market value of securities loaned was $8,704,166 and the collateral received consisted of cash in the amount of $8,740,000. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2022, the market value of 144A securities was $27,694,370, which is 4.3% of net assets.
(d)	Represents investment of cash collateral received from securities on loan as of June 30, 2022.
(e)	The rate shown represents the annualized seven-day yield as of June 30, 2022.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	10,971,024	CBNA	08/08/22	USD	8,106,928	$(532,216)
AUD	11,247,000	CBNA	08/08/22	USD	8,398,405	(633,151)
AUD	22,494,000	JPMC	08/11/22	USD	16,615,373	(1,084,423)
CLP	1,451,683,960	GSBU	07/29/22	USD	1,683,990	(110,527)
CLP	2,691,900,000	JPMC	08/02/22	USD	3,225,184	(310,256)
CLP	1,496,812,255	GSBU	08/08/22	USD	1,783,406	(164,617)
CLP	2,697,170,000	JPMC	08/08/22	USD	3,269,495	(352,531)
CLP	906,130,000	GSBU	08/16/22	USD	1,034,950	(56,389)
CLP	1,591,521,099	GSBU	08/19/22	USD	1,835,664	(117,853)
CLP	1,412,540,000	GSBU	09/02/22	USD	1,700,831	(180,031)
CLP	1,412,537,647	GSBU	09/06/22	USD	1,678,894	(159,187)
CLP	1,059,403,236	GSBU	09/21/22	USD	1,263,149	(127,206)
CLP	1,412,535,000	GSBU	09/21/22	USD	1,694,601	(180,013)
CLP	593,230,000	GSBU	10/11/22	USD	714,959	(81,498)
CLP	1,631,447,676	JPMC	10/26/22	USD	1,968,446	(230,725)
CLP	1,631,452,324	JPMC	12/27/22	USD	1,778,150	(58,240)
CLP	973,750,000	GSBU	03/07/23	USD	1,152,913	(137,971)
CNH	55,783,810	CBNA	07/12/22	USD	8,655,631	(320,794)
CNH	60,400,810	HSBC	07/18/22	USD	9,395,494	(371,625)
CNH	41,966,000	JPMC	08/22/22	USD	6,563,156	(295,627)
CNH	36,460,080	BOA	09/21/22	USD	5,422,380	22,205
CNH	60,796,230	HSBC	09/21/22	USD	9,057,834	20,868
CNH	97,879,210	BOA	12/08/22	USD	14,653,893	(28,358)
CNH	136,122,730	CBNA	12/08/22	USD	20,401,782	(61,735)
CNH	52,239,590	JPMC	12/09/22	USD	7,814,332	(8,373)
EUR	2,850,000	CBNA	07/21/22	USD	3,009,629	(19,874)
EUR	7,700,000	CBNA	07/21/22	USD	8,140,311	(62,729)
EUR	9,780,000	CBNA	07/21/22	USD	10,693,628	(434,050)
INR	102,619,900	HSBC	07/11/22	USD	1,339,476	(40,636)
INR	87,293,700	JPMC	07/27/22	USD	1,146,339	(42,809)
INR	321,000,000	JPMC	09/21/22	USD	4,077,744	(37,530)
INR	75,000,000	SCB	09/21/22	USD	951,897	(7,922)
INR	87,540,800	JPMC	10/07/22	USD	1,136,229	(35,792)
INR	85,052,900	CBNA	10/11/22	USD	1,100,581	(31,735)
INR	113,234,200	JPMC	10/11/22	USD	1,471,816	(48,821)
INR	102,523,300	CBNA	10/12/22	USD	1,331,817	(43,520)
INR	63,624,900	CBNA	11/10/22	USD	814,764	(16,977)
KRW	19,365,700,000	CBNA	07/21/22	USD	15,796,484	(878,563)
KRW	27,000,000,000	DBAG	07/28/22	USD	21,897,810	(1,096,364)
NZD	4,480,000	BOA	09/21/22	USD	2,804,032	(8,535)
NZD	5,280,000	CBNA	09/21/22	USD	3,592,998	(298,305)
NZD	20,030,000	JPMC	09/21/22	USD	13,657,856	(1,159,238)
SGD	2,210,000	MSCS	10/21/22	USD	1,622,256	(29,890)
SGD	2,790,000	MSCS	10/21/22	USD	2,047,962	(37,689)

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	22,218,024	CBNA	08/08/22	USD	15,901,884	$561,918
AUD	22,494,000	JPMC	08/11/22	USD	16,103,425	572,475
EUR	16,780,000	CBNA	07/21/22	USD	19,188,014	1,585,179
EUR	14,145,000	CBNA	07/21/22	USD	16,215,614	1,376,991
EUR	3,710,000	CBNA	07/21/22	USD	4,346,161	454,235
EUR	8,349,000	MSCS	08/04/22	USD	9,500,578	733,994
EUR	7,747,000	BBP	10/25/22	USD	8,486,451	299,753
EUR	5,298,000	DBAG	10/25/22	USD	5,781,548	182,849
EUR	4,831,000	DBAG	10/25/22	USD	5,299,559	194,365
EUR	5,453,000	DBAG	01/25/23	USD	5,995,137	187,056
EUR	4,726,000	DBAG	01/25/23	USD	5,222,159	188,418
EUR	3,635,000	BBP	04/25/23	USD	4,037,376	140,530
KRW	15,100,000,000	CBNA	07/21/22	USD	11,936,759	304,821
KRW	1,450,000,000	CBNA	07/21/22	USD	1,137,880	20,906
SGD	5,000,000	MSCS	10/21/22	USD	3,643,447	40,807

Cross Currency Contracts to Buy
CAD	9,729,000	BOA	08/02/22	EUR	6,714,749	508,369
CAD	5,929,400	HSBC	08/02/22	EUR	4,098,527	303,339
CAD	8,338,963	HSBC	08/03/22	EUR	5,770,749	419,168
CAD	3,260,000	CBNA	08/03/22	EUR	2,269,052	150,156
CAD	2,084,736	HSBC	08/03/22	EUR	1,449,742	97,381
CAD	1,289,781	MSCS	09/21/22	EUR	940,945	10,600
CAD	21,347,000	DBAG	11/03/22	EUR	15,572,545	119,509
CAD	2,084,754	HSBC	11/03/22	EUR	1,520,930	11,554
EUR	24,893,996	DBAG	07/06/22	SEK	266,896,000	(1,675)
EUR	7,849,324	JPMC	07/19/22	NOK	77,945,750	317,802
EUR	7,206,100	DBAG	07/19/22	NOK	71,630,000	284,486
EUR	3,857,753	DBAG	09/15/22	NOK	38,458,900	152,633
EUR	9,416,914	JPMC	09/19/22	NOK	93,800,000	382,742
NOK	71,630,000	DBAG	07/19/22	EUR	7,049,295	(120,013)
NOK	77,945,750	JPMC	07/19/22	EUR	7,906,451	(377,723)
NOK	38,458,900	DBAG	09/15/22	EUR	3,888,941	(185,483)
NOK	77,930,000	JPMC	09/19/22	EUR	7,830,036	(324,695)
NOK	269,110,200	JPMC	09/19/22	EUR	27,059,305	(1,142,730)
SEK	21,996,000	DBAG	07/06/22	EUR	2,130,343	(82,368)
SEK	244,900,000	DBAG	07/06/22	EUR	23,225,268	(399,737)
SEK	26,395,500	DBAG	07/19/22	EUR	2,625,634	(172,578)
SEK	14,250,000	JPMC	08/17/22	EUR	1,357,892	(31,933)
SEK	26,416,390	DBAG	08/17/22	EUR	2,518,293	(60,310)
SEK	266,896,000	DBAG	09/06/22	EUR	24,848,569	1,594
SEK	92,400,000	DBAG	09/19/22	EUR	8,751,077	(159,118)
SEK	30,676,200	DBAG	10/12/22	EUR	2,922,211	(72,721)
SEK	26,395,500	DBAG	10/12/22	EUR	2,559,812	(110,473)
SEK	35,194,000	DBAG	10/12/22	EUR	3,413,082	(147,298)

Net Unrealized Depreciation						$(3,676,477)

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BOA)—	Bank of America N.A.
(CBNA)—	Citibank N.A.
(DBAG)—	Deutsche Bank AG
(GSBU)—	Goldman Sachs Bank USA
(HSBC)—	HSBC Bank plc
(JPMC)—	JPMorgan Chase Bank N.A.
(MSCS)—	Morgan Stanley Capital Services LLC
(SCB)—	Standard Chartered Bank

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Glossary of Abbreviations—(Continued)

Currencies

(ARS)—	Argentine Peso
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CLP)—	Chilean Peso
(CNH)—	Chinese Renminbi
(COP)—	Colombian Peso
(EUR)—	Euro
(GBP)—	British Pound
(GHS)—	Ghana Cedi
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(THB)—	Thai Baht
(USD)—	United States Dollar

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Total Foreign Government*	$—	$430,813,687	$—	$430,813,687
Total U.S. Treasury & Government Agencies*	—	115,974,869	—	115,974,869
Total Short-Term Investments*	—	84,817,354	—	84,817,354
Securities Lending Reinvestments
Repurchase Agreements	—	7,740,000	—	7,740,000
Mutual Funds	1,000,000	—	—	1,000,000
Total Securities Lending Reinvestments	1,000,000	7,740,000	—	8,740,000
Total Investments	$1,000,000	$639,345,910	$—	$640,345,910

Collateral for Securities Loaned (Liability)	$—	$(8,740,000)	$—	$(8,740,000)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$9,646,703	$—	$9,646,703
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(13,323,180)	—	(13,323,180)
Total Forward Contracts	$—	$(3,676,477)	$—	$(3,676,477)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets
Investments at value (a) (b)	$565,487,556
Repurchase Agreement at value which equals cost	74,858,354
Cash	155,198
Cash denominated in foreign currencies (c)	7,309,229
Cash collateral for forward foreign currency exchange contracts	7,101,416
Unrealized appreciation on forward foreign currency exchange contracts	9,646,703
Receivable for:
Investments sold	751,015
Dividends and interest	5,555,868

Total Assets	670,865,339
Liabilities
Cash collateral for forward foreign currency exchange contracts	260,000
Unrealized depreciation on forward foreign currency exchange contracts	13,323,180
Collateral for securities loaned	8,740,000
Payables for:
Investments purchased	3,286,761
Fund shares redeemed	338,996
Foreign taxes	291,915
Accrued Expenses:
Management fees	327,317
Distribution and service fees	7,402
Deferred trustees’ fees	167,433
Other expenses	680,596

Total Liabilities	27,423,600

Net Assets	$643,441,739

Net Assets Consist of:
Paid in surplus	$883,057,451
Distributable earnings (Accumulated losses) (d)	(239,615,712)

Net Assets	$643,441,739

Net Assets
Class A	$608,732,237
Class B	34,709,502
Capital Shares Outstanding*
Class A	81,537,741
Class B	4,743,566
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$7.47
Class B	7.32

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreement, was $695,514,421.
(b)	Includes securities loaned at value of $8,704,166.
(c)	Identified cost of cash denominated in foreign currencies was $8,360,701.
(d)	Includes foreign capital gains tax of $291,915.

Statement of Operations

Six Months Ended June 30, 2022 (Unaudited)

Investment Income
Interest (a)	$6,980,075
Securities lending income	760

Total investment income	6,980,835
Expenses
Management fees	2,416,933
Administration fees	24,867
Custodian and accounting fees	287,439
Distribution and service fees—Class B	49,066
Audit and tax services	42,102
Legal	20,427
Shareholder reporting	11,129
Insurance	3,265
Miscellaneous (b)	6,194

Total expenses	2,861,422

Net Investment Income	4,119,413

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on :
Investments	(21,397,619)
Foreign currency transactions	(48,841)
Forward foreign currency transactions	695,917

Net realized gain (loss)	(20,750,543)

Net change in unrealized appreciation (depreciation) on:
Investments (c)	(20,279,520)
Foreign currency transactions	(1,208,898)
Forward foreign currency transactions	(5,065,867)

Net change in unrealized appreciation (depreciation)	(26,554,285)

Net realized and unrealized gain (loss)	(47,304,828)

Net Increase (Decrease) in Net Assets From Operations	$(43,185,415)

(a)	Net of foreign withholding taxes of $574,929.
(b)	Includes $19,894 in Trustees’ fees and expenses and $21,639 in deferred Trustee compensation losses.
(c)	Includes change in foreign capital gains tax of $248,545.

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$4,119,413	$20,458,171
Net realized gain (loss)	(20,750,543)	(59,112,803)
Net change in unrealized appreciation (depreciation)	(26,554,285)	(10,284,063)

Increase (decrease) in net assets from operations	(43,185,415)	(48,938,695)

Increase (decrease) in net assets from capital share transactions	(227,699,846)	(68,624,693)

Total increase (decrease) in net assets	(270,885,261)	(117,563,388)

Net Assets
Beginning of period	914,327,000	1,031,890,388

End of period	$643,441,739	$914,327,000

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Value	Shares	Value
Class A
Sales	68,363	$544,121	9,840,766	$81,050,518
Redemptions	(28,603,781)	(222,547,773)	(18,645,291)	(151,075,689)

Net increase (decrease)	(28,535,418)	$(222,003,652)	(8,804,525)	$(70,025,171)

Class B
Sales	49,456	$383,240	664,530	$5,306,838
Redemptions	(789,796)	(6,079,434)	(494,708)	(3,906,360)

Net increase (decrease)	(740,340)	$(5,696,194)	169,822	$1,400,478

Increase (decrease) derived from capital shares transactions		$(227,699,846)		$(68,624,693)

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020		2019	2018	2017
Net Asset Value, Beginning of Period	$7.92		$8.31	$9.48		$10.22	$10.08	$10.04

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.04		0.17	0.29		0.43	0.40	0.35
Net realized and unrealized gain (loss)	(0.49)		(0.56)	(0.84)		(0.28)	(0.26)	(0.31)

Total income (loss) from investment operations	(0.45)		(0.39)	(0.55)		0.15	0.14	0.04

Less Distributions
Distributions from net investment income	0.00		0.00	(0.62)		(0.87)	0.00	0.00
Distributions from net realized capital gains	0.00		0.00	0.00		(0.02)	0.00	(0.00	)(b)
Distributions from return of capital	0.00		0.00	(0.00	)(c)	0.00	0.00	0.00

Total distributions	0.00		0.00	(0.62)		(0.89)	0.00	0.00

Net Asset Value, End of Period	$7.47		$7.92	$8.31		$9.48	$10.22	$10.08

Total Return (%) (d)	(5.68	)(e)	(4.69)	(5.75)		1.44	1.29	0.44

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.70	(f)	0.69	0.68		0.68	0.70	0.70
Net ratio of expenses to average net assets (%) (g)	0.70	(f)	0.69	0.68		0.68	0.70	0.69
Ratio of net investment income (loss) to average net assets (%)	1.03	(f)	2.09	3.36		4.35	3.95	3.39
Portfolio turnover rate (%)	14	(e)	41	37		31	34	68
Net assets, end of period (in millions)	$608.7		$871.7	$988.4		$1,037.7	$1,144.8	$1,245.4

	Class B
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020		2019	2018	2017
Net Asset Value, Beginning of Period	$7.77		$8.18	$9.33		$10.07	$9.96	$9.94

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.03		0.15	0.27		0.40	0.37	0.32
Net realized and unrealized gain (loss)	(0.48)		(0.56)	(0.82)		(0.28)	(0.26)	(0.30)

Total income (loss) from investment operations	(0.45)		(0.41)	(0.55)		0.12	0.11	0.02

Less Distributions
Distributions from net investment income	0.00		0.00	(0.60)		(0.84)	0.00	0.00
Distributions from net realized capital gains	0.00		0.00	0.00		(0.02)	0.00	(0.00	)(b)
Distributions from return of capital	0.00		0.00	(0.00	)(c)	0.00	0.00	0.00

Total distributions	0.00		0.00	(0.60)		(0.86)	0.00	0.00

Net Asset Value, End of Period	$7.32		$7.77	$8.18		$9.33	$10.07	$9.96

Total Return (%) (d)	(5.79	)(e)	(5.01)	(5.91)		1.17	1.10 (h)	0.24	(h)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.95	(f)	0.94	0.93		0.93	0.95	0.95
Net ratio of expenses to average net assets (%) (g)	0.95	(f)	0.94	0.93		0.93	0.95	0.94
Ratio of net investment income (loss) to average net assets (%)	0.79	(f)	1.85	3.12		4.11	3.69	3.13
Portfolio turnover rate (%)	14	(e)	41	37		31	34	68
Net assets, end of period (in millions)	$34.7		$42.6	$43.5		$44.4	$45.5	$52.5

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Distributions from net realized capital gains were less than $0.01.
(c)	Distributions from return of capital were less than $0.01.
(d)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(e)	Periods less than one year are not computed on an annualized basis.
(f)	Computed on an annualized basis.
(g)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(h)	Generally accepted accounting principles may require adjustments to be made to the net assets of the Portfolio at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the returns reported in the portfolio manager commentary section of this report.

See accompanying notes to financial statements.

BHFTI-13

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Notes to Financial Statements—June 30, 2022 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-four series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is Brighthouse/Templeton International Bond Portfolio (the “Portfolio”), which is non-diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A and B shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2022 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from third-party pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

BHFTI-14

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including, but not limited to, the overnight index swap rate, London Interbank Offered Rate (“LIBOR”) forward rate or other interest rates, yield curves or credit spreads to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

In December 2020, the Securities and Exchange Commission adopted Rule 2a-5, Good Faith Determinations of Fair Value, under the 1940 Act, which is intended to address valuation practices and the role of the board of directors with respect to the fair value of the investments of a registered investment company. Among other things, Rule 2a-5 will permit the Portfolio’s Board to designate the Portfolio’s primary investment adviser to perform the Portfolio’s fair value determinations, which will be subject to the Board’s oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the investment adviser’s fair value determinations. Compliance with Rule 2a-5 will be required beginning in September 2022. The Portfolio’s valuation policies and related practices may be impacted as the Portfolio comes into compliance with Rule 2a-5.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

BHFTI-15

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid in surplus. Book-tax differences are primarily due to distributions from return of capital and net operating losses.These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed. As of June 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure.

High-Yield Debt Securities - The Portfolio may invest in high-yield debt securities, or “junk bonds,” which are securities that are rated below “investment grade” or, if not rated, are of equivalent quality. A portfolio with high-yield debt securities generally will be exposed to greater market risk and credit risk than a portfolio that invests only in investment grade debt securities because issuers of high-yield debt securities are generally less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for more highly rated debt securities. As a result, the Portfolio’s subadviser may find it more difficult to value or sell lower-rated debt securities and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2022, the Portfolio had direct investments in repurchase agreements with a gross value of $74,858,354, which is reflected as repurchase agreement on the Statement of Assets and Liabilities. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $7,740,000, which is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2022.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur, any interest earned, and any dividends declared during the term of the loan, would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio generally receives cash, U.S. Government securities, letters of credit, or other collateral deemed appropriate by the Adviser. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, including repurchase agreements with respect to equity securities, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. The value of the securities on loan may change each business day. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

BHFTI-16

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2022 is reflected as securities lending income on the Statement of Operations.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

All securities on loan are classified as U.S. Treasury in the Portfolio’s Schedule of Investments as of June 30, 2022. For all securities on loan, the remaining contractual maturity of the agreements is overnight and continuous.

3. Investments in Derivative Instruments

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed-upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the valuation date, is included in the Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Portfolio may also experience losses even when such contracts are used for hedging purposes. The Portfolio’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2022 by category of risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	$9,646,703	Unrealized depreciation on forward foreign currency exchange contracts	$13,323,180

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.

The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 4), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2022.

Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Bank of America N.A.	$530,574	$(36,893)	$—	$493,681
Barclays Bank plc	440,283	—	(260,000)	180,283
Citibank N.A.	4,454,206	(3,333,649)	—	1,120,557
Deutsche Bank AG	1,310,910	(1,310,910)	—	—
HSBC Bank plc	852,310	(412,261)	—	440,049
JPMorgan Chase Bank N.A.	1,273,019	(1,273,019)	—	—
Morgan Stanley Capital Services LLC	785,401	(67,579)	—	717,822

	$9,646,703	$(6,434,311)	$(260,000)	$2,952,392

BHFTI-17

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2022.

Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Bank of America N.A.	$36,893	$(36,893)	$—	$—
Citibank N.A.	3,333,649	(3,333,649)	—	—
Deutsche Bank AG	2,608,138	(1,310,910)	(1,230,000)	67,228
Goldman Sachs Bank USA	1,315,292	—	(1,315,292)	—
HSBC Bank plc	412,261	(412,261)	—	—
JPMorgan Chase Bank N.A.	5,541,446	(1,273,019)	(4,268,427)	—
Morgan Stanley Capital Services LLC	67,579	(67,579)	—	—
Standard Chartered Bank	7,922	—	—	7,922

	$13,323,180	$(6,434,311)	$(6,813,719)	$75,150

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2022:

Statement of Operations Location—Net Realized Gain (Loss)	Foreign Exchange
Forward foreign currency transactions	$695,917

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Foreign Exchange
Forward foreign currency transactions	$(5,065,867)

For the six months ended June 30, 2022, the average notional par or face amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$670,981,261

‡	Averages are based on activity levels during the period for which the amounts are outstanding.

4. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the COVID-19 pandemic. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The COVID-19 pandemic has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this pandemic, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. At this time, it is still not possible to estimate the severity or duration of the COVID-19 pandemic, including the severity, duration and frequency of any additional “waves” or emerging variants of COVID-19. It is also still not possible to estimate the duration or frequency

BHFTI-18

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

of the utilization of any therapeutic treatments and vaccines for COVID-19 or variants thereof. It is likewise still not possible to predict or estimate the longer-term effects of the COVID-19 pandemic, or any actions taken to contain or address the pandemic, on the Portfolios, the financial markets, and economy at large. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

In late February 2022, Russian military forces invaded Ukraine, significantly amplifying already existing geopolitical tensions among Russia, Ukraine, Europe, NATO, and the West. Russia’s invasion, the responses of countries and political bodies to Russia’s actions, and the potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities such as oil and natural gas. Following Russia’s actions, various countries, including the U.S., Canada, the United Kingdom, Germany, and France, as well as the European Union, issued broad-ranging economic sanctions against Russia. Sanctions threatened or imposed by these jurisdictions, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or the Portfolio. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Portfolio. Sanctions, or the threat of new or modified sanctions, could impair the ability of the Portfolio to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Portfolio, even if the Portfolio does not have direct exposure to securities of Russian issuers.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (e.g., futures contracts and exchange-traded options), while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options).

For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar master agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Portfolio the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to such counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

BHFTI-19

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Foreign Investment Risk: The investments by the Portfolio in foreign securities, whether direct or indirect, involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation, unexpected market closures or other political, social or economic developments, such as the imposition of economic sanctions against one or more countries, organizations, entities and/or individuals, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, which is the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In 2017, the UK Financial Conduct Authority (FCA) announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. dollar LIBOR and the Sterling Overnight Interbank Average Rate for GBP LIBOR). Various financial industry groups have been planning for the transition away from LIBOR and markets are developing in response to these new rates, but there are concerns around liquidity of the new rates and obstacles to converting certain securities and transactions to new rates. Neither the effect of the transition process nor its ultimate success can yet be known. The transition away from and eventual elimination of LIBOR may adversely affect the interest rates on, and liquidity and value of, certain assets and liabilities of the Portfolio that are tied to LIBOR. These may include bank loans, floating rate securities, structured securities (including asset-backed and mortgage-backed securities), other debt securities, derivatives, and financing transactions tied to LIBOR, particularly insofar as the documentation governing such instruments does not include “fall back” provisions addressing the transition from LIBOR. The effect of any changes to, or discontinuation of, LIBOR on the Portfolio will vary depending on, among other things (1) existing fallback or termination provisions in individual contracts and (2) the extent to which industry participants adopt new reference rates and fallbacks for both legacy and new products and instruments. The Subadviser may have discretion to determine a successor or substitute reference rate, including any price or other adjustments to account for differences between the successor or substitute reference rate and previous rate. Such successor or substitute reference rate and any adjustments selected may negatively impact the Portfolio’s investments, performance or financial condition, and may expose the Portfolio to additional tax, accounting and regulatory risks. The transition away from LIBOR may affect the value, liquidity or return on certain Portfolio investments and may result in costs incurred in connection with closing out positions and entering into new trades, adversely impacting the Portfolio’s overall financial condition or results of operations. It is difficult to predict the full impact of the transition away from LIBOR and the adoption of alternative reference rates on the Portfolio.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2022 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$77,342,540	$0	$136,669,235

6. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing

BHFTI-20

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the annual rate of 0.600% of average daily net assets. Fees earned by Brighthouse Investment Advisers with respect to the Portfolio for the six months ended June 30, 2022 were $2,416,933.

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. Franklin Advisers, Inc. is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, the Adviser has agreed, for the period April 29, 2022 to April 30, 2023, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.020%	On amounts over $	1 billion

An identical agreement was in place for the period April 30, 2021 to April 29, 2022. No fees were waived for the six months ended June 30, 2022.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2022 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. During the six months ended June 30, 2022, deferred compensation losses exceeded accrued Trustees’ fees and expenses. As such, changes in the value of participants’ deferral accounts in excess of the Trustees’ fees and expenses are reflected as a component of Miscellaneous expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

BHFTI-21

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

8. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2022 was as follows:

Cost basis of investments	$772,295,250

Gross unrealized appreciation	153,523
Gross unrealized (depreciation)	(131,242,333)

Net unrealized appreciation (depreciation)	$(131,088,810)

The tax character of distributions paid for the years ended December 31, 2021 and 2020 were as follows:

Ordinary Income		Return of Capital		Total
2021	2020	2021	2020	2021	2020
$—	$67,779,560	$—	$396,735	$—	$68,176,295

As of December 31, 2021, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation (Depreciation)	Accumulated Capital Losses	Total
$—	$—	$(116,136,175)	$(80,104,243)	$(196,240,418)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2021, the Portfolio had accumulated short-term capital losses of $31,979 and accumulated long-term capital losses of $80,072,264.

During the year ended December 31, 2021, the Portfolio utilized accumulated long-term capital losses of $1,768,850.

9. Recent Accounting Pronouncement

In January 2021, the FASB issued Accounting Standards Update No. 2021-01 (“ASU 2021-01”), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, as regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective through December 31, 2022, for all entities. The expedients and exceptions provided by the amendments do not apply to contract modifications and hedging relationships entered into or evaluated after December 31, 2022, except for hedging transactions as of December 31, 2022, that an entity has elected certain optional expedients for and that are retained through the end of the hedging relationship. Management expects that the adoption of the guidance will not have a material impact on the Portfolio’s financial statements.

BHFTI-22

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

For the period April 1, 2021 through March 31, 2022, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-23

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Managed By Wellington Management Company LLP

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2022, the Class A, B and E shares of the Brighthouse/Wellington Large Cap Research Portfolio returned -20.96%, -21.07%, and -21.01%, respectively. The Portfolio’s benchmark, the Standard & Poor’s (“S&P”) 500 Index¹, returned -19.96%.

MARKET ENVIRONMENT / CONDITIONS

In the first quarter, U.S. equities registered their first quarterly loss since March 2020. Fears about the economic implications of Russia’s large-scale military attack on Ukraine and the prospect of aggressive monetary policy tightening by the U.S. Federal Reserve (the “Fed”) drove the S&P 500 Index into correction territory in February. However, stocks rebounded sharply in March amid strong equity inflows, the belief that the U.S. can resist current economic headwinds better than other nations, and Fed Chair Jerome Powell’s assessment that the U.S. economy is strong enough to withstand higher interest rates without slipping into recession. Robust consumer demand, combined with stretched supply chains and soaring commodity prices, caused prices to rise faster than anticipated. Inflation soared to a four-decade high, as the headline Consumer Price Index (“CPI”) rose 7.9% annually in February (6.4% at the core level). In March, the Fed raised interest rates by 25 basis points (“bps”), lifted its 2022 core inflation forecast to 4.1%, and cut its 2022 Gross Domestic Product growth forecast to 2.8%. Increasingly hawkish Fed rhetoric prompted financial markets to recalibrate for faster and potentially larger rate hikes, in addition to a swifter reduction of the Fed’s $9 trillion balance sheet.

U.S. equities fell sharply during a volatile second quarter. Rampant inflation and tighter financial conditions hurt risk sentiment and increased the probability of recession. Growth stocks significantly underperformed their value counterparts as surging Treasury yields and disappointing earnings results from some of the largest technology companies drove the Nasdaq Composite Index to its largest quarterly loss since September 2001. Rapidly rising prices for food and energy pushed consumer inflation to its highest level in more than four decades; the headline CPI increased 8.6% annually in May, from 8.3% in April, undermining hopes that U.S. inflation had peaked. The Fed responded to the larger-than-expected increase in prices by accelerating its pace of interest-rate hikes to 75 bps in June, following a 50 bps increase in May, forecasting that rates could rise to 3.4% by the end of 2022 and 3.8% by the end of 2023. The Fed also began tapering its balance sheet of nearly $9 trillion in asset holdings that it accumulated in recent years. President Joe Biden assessed options to address surging prices as rampant inflation clouded Democrats’ prospects in midterm congressional elections in November. The housing market was pressured by soaring mortgage rates, slowing demand, and elevated home prices. The collapse of TerraUSD and Luna worsened the credit crunch engulfing the cryptocurrency market, with the total value of crypto assets plummeting to less than $1 trillion from a peak of $3 trillion in November 2021.

Within the S&P 500 Index, 10 of the 11 sectors declined for the six months ended June 30, 2022. Consumer Discretionary (-32.8%) and Communication Services (-30.2%) were the worst performing sectors.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The Portfolio underperformed its benchmark, the S&P 500 Index, for the six month period ended June 30, 2022. Challenging stock selection within the Information Technology (“IT”), Industrials, and Consumer Discretionary sectors detracted most from relative performance. This was partially offset by stronger stock selection within the Consumer Staples, Real Estate, and Materials sectors.

Top detractors from relative performance during the period included not owning Exxon Mobil (Energy) and Johnson & Johnson (Health Care), and an overweight position in Etsy (Consumer Discretionary). Shares of Exxon Mobil advanced during the period with crude oil prices soaring as tensions between Russia and Ukraine threatened to create a tighter oil market. The stock climbed further following sanctions against Russia, exposing the fragility in global supply due to years of underinvestment and growing regulatory burdens. The company reported adjusted earnings per share for the fourth quarter that beat consensus estimates. Shares of Johnson & Johnson rose as the company reported first quarter 2022 earnings and provided a positive outlook despite some headwinds from currency exchange and its COVID-19 vaccine. Key drugs in the Pharmaceutical segment drove sales growth and a post COVID-19 recovery within the MedTech segment contributed to results. Management reaffirmed 2022 guidance and declared a 6.6% increase in the quarterly dividend. The share price of handmade crafts e-commerce platform, Etsy, fell despite releasing solid fourth quarter 2021 results. Near-term guidance, which was modestly below expectations, was challenged by tough first quarter 2021 comparables that were partially bolstered by stimulus-driven spending.

Top contributors to relative performance during the period included an out-of-benchmark position in Shell (Energy), an underweight to NVIDIA (IT), and an overweight position in Eli Lilly (Health Care). Shares of Shell advanced after the oil and gas conglomerate reported adjusted profit for the fourth quarter that beat consensus estimates. Shell also announced a share repurchase program to buy back $8.5 billion worth of its own shares during the first half of 2022, using proceeds from its Permian divestment and capital allocation framework. Shares of NVIDIA fell during the period, despite reporting strong first-quarter results. Investors, however, were disappointed with lower-than-expected revenue forecasts for the second quarter, which the chipmaker attributed to the Russian-Ukrainian war and COVID-19 lockdowns in China. The chipmaker also guided for softness in gaming, however, it still expects year-over-year growth. Shares of Eli Lilly rose as the company reported notable pipeline achievements. The U.S. Food and Drug Administration approved tirzepatide, the first and only gastric inhibitory polypeptide and glucagon-like peptide-1 receptor agonist for adults with type 2 diabetes, and

BHFTI-1

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Managed By Wellington Management Company LLP

Portfolio Manager Commentary*—(Continued)

baricitinib to treat severe alopecia areata. Additionally, the European Medicines Agency issued a positive opinion for baricitinib, which would be the first Janus kinase inhibitor for alopecia areata in Europe, if approved.

The Portfolio is managed in an industry-neutral structure relative to the benchmark, which, in our view, promotes stock selection as the primary driver of performance; however, the Portfolio’s absolute exposure to the Consumer Staples sector increased over the period while its exposure to the IT sector decreased. On an absolute basis, the Portfolio ended the period with the most exposure to the IT, Health Care and Communication Services sectors.

Mary Pryshlak

Jonathan White

Portfolio Managers

Wellington Management Company LLP

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The S&P 500 Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock’s weight in the Index proportionate to its market value.

BHFTI-2

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

A $10,000 INVESTMENT COMPARED TO THE S&P 500 INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2022

	6 Month	1 Year	5 Year	10 Year
Brighthouse/Wellington Large Cap Research Portfolio
Class A	-20.96	-13.90	10.16	12.89
Class B	-21.07	-14.09	9.89	12.61
Class E	-21.01	-14.00	10.00	12.73
S&P 500 Index	-19.96	-10.62	11.31	12.96

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2022

Top Holdings

% of Net Assets
Microsoft Corp.	6.6
Alphabet, Inc. - Class A	4.2
Amazon.com, Inc.	4.1
Apple, Inc.	3.1
Shell plc (ADR)	2.7
Performance Food Group Co.	2.1
Meta Platforms, Inc. - Class A	1.8
Eli Lilly and Co.	1.8
Pfizer, Inc.	1.6
Mondelez International, Inc. - Class A	1.4

Top Sectors

% of Net Assets
Information Technology	20.0
Health Care	17.9
Communication Services	11.1
Financials	10.4
Consumer Discretionary	9.7
Consumer Staples	9.2
Industrials	7.0
Energy	5.0
Utilities	3.6
Materials	3.0

BHFTI-3

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2022 through June 30, 2022.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Brighthouse/Wellington Large Cap Research Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period** January 1, 2022 to June 30, 2022
Class A (a)	Actual	0.51%	$1,000.00	$790.40	$2.26
	Hypothetical*	0.51%	$1,000.00	$1,022.27	$2.56

Class B (a)	Actual	0.76%	$1,000.00	$789.30	$3.37
	Hypothetical*	0.76%	$1,000.00	$1,021.03	$3.81

Class E (a)	Actual	0.66%	$1,000.00	$789.90	$2.93
	Hypothetical*	0.66%	$1,000.00	$1,021.52	$3.31

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 6 of the Notes to Financial Statements.

BHFTI-4

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—99.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.2%
Boeing Co. (The) (a)	51,012	$6,974,361
General Dynamics Corp.	55,262	12,226,717
L3Harris Technologies, Inc.	37,024	8,948,701
Raytheon Technologies Corp.	190,434	18,302,612

		46,452,391

Air Freight & Logistics—0.3%
FedEx Corp.	28,664	6,498,415

Airlines—0.3%
JetBlue Airways Corp. (a) (b)	729,910	6,109,347

Automobiles—0.9%
Ford Motor Co. (b)	325,808	3,626,243
Tesla, Inc. (a) (b)	23,978	16,147,265

		19,773,508

Banks—0.8%
PNC Financial Services Group, Inc. (The) (b)	112,972	17,823,592

Beverages—1.9%
Constellation Brands, Inc. - Class A	117,858	27,467,985
Monster Beverage Corp. (a)	127,074	11,779,760

		39,247,745

Biotechnology—1.7%
Alnylam Pharmaceuticals, Inc. (a) (b)	7,131	1,040,056
Apellis Pharmaceuticals, Inc. (a) (b)	15,759	712,622
Ascendis Pharma A/S (ADR) (a) (b)	12,641	1,175,107
Biogen, Inc. (a)	15,076	3,074,600
Blueprint Medicines Corp. (a) (b)	8,672	438,023
Celldex Therapeutics, Inc. (a) (b)	14,466	390,003
Exact Sciences Corp. (a) (b)	20,474	806,471
Genmab A/S (ADR) (a)	38,519	1,251,482
Horizon Therapeutics plc (a) (b)	14,751	1,176,540
Incyte Corp. (a) (b)	21,576	1,639,129
Kymera Therapeutics, Inc. (a) (b)	12,847	252,957
Mirati Therapeutics, Inc. (a) (b)	8,675	582,353
Moderna, Inc. (a)	5,636	805,103
Myovant Sciences, Ltd. (a) (b)	209,085	2,598,927
Neurocrine Biosciences, Inc. (a) (b)	8,165	795,924
PTC Therapeutics, Inc. (a) (b)	14,220	569,653
Regeneron Pharmaceuticals, Inc. (a)	7,937	4,691,799
REVOLUTION Medicines, Inc. (a) (b)	18,281	356,297
Sarepta Therapeutics, Inc. (a) (b)	7,145	535,589
Seagen, Inc. (a)	14,950	2,645,253
United Therapeutics Corp. (a)	4,844	1,141,440
Vertex Pharmaceuticals, Inc. (a)	29,332	8,265,464

		34,944,792

Building Products—0.8%
Builders FirstSource, Inc. (a) (b)	113,402	6,089,687
Fortune Brands Home & Security, Inc.	37,769	2,261,608
Johnson Controls International plc	156,922	7,513,425

		15,864,720

Capital Markets—5.5%
Ares Management Corp. - Class A	315,874	17,960,596
Charles Schwab Corp. (The)	453,405	28,646,128
CME Group, Inc.	87,595	17,930,696
Morgan Stanley	331,586	25,220,431
S&P Global, Inc.	75,738	25,528,250

		115,286,101

Chemicals—2.9%
Cabot Corp. (b)	143,248	9,137,790
Celanese Corp.	68,002	7,997,715
FMC Corp. (b)	100,122	10,714,055
Ingevity Corp. (a)	53,349	3,368,456
Linde plc (b)	57,115	16,422,276
Livent Corp. (a) (b)	122,139	2,771,334
PPG Industries, Inc.	81,950	9,370,163

		59,781,789

Commercial Services & Supplies—0.3%
Aurora Innovation, Inc. (a) (b)	272,633	520,729
Waste Connections, Inc.	43,344	5,372,922

		5,893,651

Communications Equipment—0.4%
Arista Networks, Inc. (a)	99,082	9,287,947

Construction & Engineering—0.2%
Fluor Corp. (a) (b)	192,876	4,694,602

Consumer Finance—0.1%
OneMain Holdings, Inc. (b)	82,700	3,091,326

Containers & Packaging—0.2%
Ball Corp. (b)	53,605	3,686,416

Diversified Financial Services—0.7%
Equitable Holdings, Inc.	463,102	12,073,069
Voya Financial, Inc. (b)	45,675	2,719,033

		14,792,102

Diversified Telecommunication Services—0.6%
AT&T, Inc.	554,401	11,620,245

Electric Utilities—3.6%
Constellation Energy Corp. (b)	116,732	6,684,074
Duke Energy Corp.	208,183	22,319,300
Edison International (b)	237,059	14,991,611
Exelon Corp.	340,819	15,445,917
FirstEnergy Corp.	424,863	16,310,491

		75,751,393

Electrical Equipment—0.1%
Emerson Electric Co. (b)	22,694	1,805,081

Energy Equipment & Services—0.4%
Schlumberger NV	222,607	7,960,426

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Entertainment—0.5%
Electronic Arts, Inc.	24,916	$3,031,032
Roku, Inc. (a) (b)	84,851	6,969,661

		10,000,693

Environmental Control—0.1%
Clean Harbors, Inc. (a) (b)	19,641	1,721,926

Equity Real Estate Investment Trusts—2.2%
American Tower Corp.	46,470	11,877,267
AvalonBay Communities, Inc.	26,624	5,171,712
Rexford Industrial Realty, Inc. (b)	175,652	10,115,799
Ryman Hospitality Properties, Inc. (a) (b)	96,066	7,303,898
Welltower, Inc. (b)	148,962	12,267,021

		46,735,697

Food & Staples Retailing—3.1%
Performance Food Group Co. (a)	964,260	44,336,675
Sysco Corp. (b)	234,186	19,837,896

		64,174,571

Food Products—2.1%
Hershey Co. (The)	65,077	14,001,968
Mondelez International, Inc. - Class A	471,170	29,254,945

		43,256,913

Health Care Equipment & Supplies—3.0%
Align Technology, Inc. (a) (b)	20,032	4,740,973
Baxter International, Inc.	164,233	10,548,686
Boston Scientific Corp. (a)	315,209	11,747,839
DexCom, Inc. (a)	37,956	2,828,861
Edwards Lifesciences Corp. (a)	88,009	8,368,776
Inari Medical, Inc. (a) (b)	45,391	3,086,134
Insulet Corp. (a) (b)	22,042	4,803,834
Stryker Corp.	58,170	11,571,758
Teleflex, Inc.	24,626	6,054,302

		63,751,163

Health Care Providers & Services—4.2%
Agilon Health, Inc. (a) (b)	346,921	7,573,286
Centene Corp. (a) (b)	141,807	11,998,290
Elevance Health, Inc.	29,352	14,164,688
HCA Healthcare, Inc.	49,033	8,240,486
Humana, Inc.	50,793	23,774,680
Laboratory Corp. of America Holdings	13,634	3,195,264
McKesson Corp.	21,471	7,004,055
UnitedHealth Group, Inc.	24,956	12,818,150

		88,768,899

Hotels, Restaurants & Leisure—1.7%
Airbnb, Inc. - Class A (a)	204,054	18,177,130
Hyatt Hotels Corp. - Class A (a) (b)	72,969	5,393,139
Starbucks Corp.	164,874	12,594,725

		36,164,994

Industrial Conglomerates—0.5%
Honeywell International, Inc.	62,285	10,825,756

Insurance—3.1%
American International Group, Inc.	239,815	12,261,741
Assurant, Inc.	28,827	4,982,747
Assured Guaranty, Ltd. (b)	127,574	7,117,353
Chubb, Ltd.	83,089	16,333,636
Hartford Financial Services Group, Inc. (The)	119,310	7,806,453
Marsh & McLennan Cos., Inc.	70,805	10,992,476
Trupanion, Inc. (a) (b)	100,150	6,035,039

		65,529,445

Interactive Media & Services—7.4%
Alphabet, Inc. - Class A (a)	40,248	87,710,856
Bumble, Inc. - Class A (a) (b)	420,953	11,849,827
Cargurus, Inc. (a) (b)	307,235	6,602,480
Match Group, Inc. (a) (b)	74,165	5,168,559
Meta Platforms, Inc. - Class A (a)	238,844	38,513,595
Snap, Inc. - Class A (a) (b)	330,167	4,335,093

		154,180,410

Internet & Direct Marketing Retail—5.0%
Amazon.com, Inc. (a)	802,920	85,278,133
Etsy, Inc. (a) (b)	260,168	19,046,899

		104,325,032

IT Services—3.2%
Block, Inc. (a)	79,415	4,880,846
FleetCor Technologies, Inc. (a)	30,508	6,410,036
Genpact, Ltd.	126,078	5,340,664
Global Payments, Inc.	165,669	18,329,618
GoDaddy, Inc. - Class A (a)	111,669	7,767,696
Nuvei Corp. (a)	9,593	346,979
Okta, Inc. (a)	9,319	842,438
PayPal Holdings, Inc. (a)	15,430	1,077,631
Snowflake, Inc. - Class A (a) (b)	4,608	640,788
Visa, Inc. - Class A (b)	73,968	14,563,559
WEX, Inc. (a) (b)	44,867	6,979,511

		67,179,766

Life Sciences Tools & Services—2.5%
Agilent Technologies, Inc.	93,821	11,143,120
Danaher Corp.	93,392	23,676,740
ICON plc (a) (b)	17,993	3,899,083
NanoString Technologies, Inc. (a) (b)	172,182	2,186,711
Syneos Health, Inc. (a) (b)	87,976	6,306,120
Waters Corp. (a)	16,694	5,525,380

		52,737,154

Machinery—2.0%
Caterpillar, Inc.	31,883	5,699,405
Flowserve Corp. (b)	166,291	4,760,912
Fortive Corp.	79,398	4,317,663
Ingersoll Rand, Inc. (b)	128,666	5,414,265
Kennametal, Inc.	89,418	2,077,180

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Middleby Corp. (The) (a)	24,914	$3,123,219
PACCAR, Inc.	75,226	6,194,109
Westinghouse Air Brake Technologies Corp. (b)	133,873	10,988,296

		42,575,049

Media—2.1%
Charter Communications, Inc. - Class A (a)	39,337	18,430,565
New York Times Co. (The) - Class A	159,743	4,456,830
Omnicom Group, Inc. (b)	318,107	20,234,786

		43,122,181

Oil, Gas & Consumable Fuels—4.6%
ConocoPhillips	224,539	20,165,848
Marathon Petroleum Corp.	119,255	9,803,954
Pioneer Natural Resources Co.	37,726	8,415,916
Shell plc (ADR) (b)	1,096,926	57,358,260

		95,743,978

Pharmaceuticals—6.4%
Aclaris Therapeutics, Inc. (a) (b)	30,132	420,643
AstraZeneca plc (ADR) (b)	182,979	12,089,422
Bristol-Myers Squibb Co.	274,182	21,112,014
Elanco Animal Health, Inc. (a)	203,685	3,998,336
Eli Lilly and Co.	115,659	37,500,118
Intra-Cellular Therapies, Inc. (a) (b)	36,625	2,090,555
Novartis AG (ADR)	119,224	10,078,005
Pfizer, Inc.	648,835	34,018,419
Royalty Pharma plc - Class A (b)	18,839	791,992
Zoetis, Inc.	73,586	12,648,697

		134,748,201

Professional Services—0.5%
Science Applications International Corp. (b)	56,529	5,262,850
TriNet Group, Inc. (a)	55,362	4,297,198

		9,560,048

Semiconductors & Semiconductor Equipment—4.2%
Advanced Micro Devices, Inc. (a)	208,419	15,937,801
KLA Corp.	31,279	9,980,503
Marvell Technology, Inc.	185,479	8,073,901
Micron Technology, Inc.	209,100	11,559,048
NVIDIA Corp.	43,566	6,604,170
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	25,241	2,063,452
Teradyne, Inc. (b)	98,826	8,849,868
Texas Instruments, Inc. (b)	157,377	24,180,976

		87,249,719

Software—9.1%
Adobe, Inc. (a)	15,339	5,614,994
Avalara, Inc. (a) (b)	12,766	901,280
Ceridian HCM Holding, Inc. (a) (b)	109,375	5,149,375
Guidewire Software, Inc. (a) (b)	28,777	2,042,879

Software—(Continued)
Hashicorp, Inc. - Class A (a) (b)	85,895	2,528,749
Microsoft Corp.	537,884	138,144,748
Palo Alto Networks, Inc. (a) (b)	4,330	2,138,760
Qualtrics International, Inc. - Class A (a) (b)	84,685	1,059,409
Rapid7, Inc. (a) (b)	13,379	893,717
Salesforce, Inc. (a)	89,489	14,769,265
SentinelOne, Inc. - Class A (a) (b)	39,682	925,781
ServiceNow, Inc. (a)	19,441	9,244,584
UiPath, Inc. - Class A (a) (b)	66,033	1,201,140
Varonis Systems, Inc. (a) (b)	46,003	1,348,808
Workday, Inc. - Class A (a)	32,261	4,502,991

		190,466,480

Specialty Retail—2.0%
TJX Cos., Inc. (The)	364,233	20,342,413
Ulta Beauty, Inc. (a)	57,418	22,133,491

		42,475,904

Technology Hardware, Storage & Peripherals—3.1%
Apple, Inc.	470,307	64,300,373

Tobacco—1.2%
Philip Morris International, Inc.	260,915	25,762,747

Trading Companies & Distributors—0.2%
WESCO International, Inc. (a)	35,279	3,778,381

Wireless Telecommunication Services—1.2%
T-Mobile U.S., Inc. (a)	180,184	24,241,955

Total Common Stocks (Cost $1,980,599,754)		2,073,743,024

Short-Term Investment—0.9%

Repurchase Agreement—0.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/22 at 0.350%, due on 07/01/22 with a maturity value of $19,517,856; collateralized by U.S. Treasury Note at 3.000%, maturing 06/30/24, with a market value of $19,908,097.	19,517,666	19,517,666

Total Short-Term Investments (Cost $19,517,666)		19,517,666

Securities Lending Reinvestments (c)—9.8%

Certificates of Deposit—5.5%
Bank of Montreal 1.900%, FEDEFF PRV + 0.320%, 10/04/22 (d)	5,000,000	5,000,000
Bank of Montreal (Chicago) 2.040%, FEDEFF PRV + 0.460%, 03/02/23 (d)	6,000,000	6,000,370

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Bank of Nova Scotia 1.640%, SOFR + 0.130%, 07/07/22 (d)	2,000,000	$2,000,034
1.960%, FEDEFF PRV + 0.380%, 01/06/23 (d)	4,000,000	4,000,616
Barclays Bank plc 1.970%, SOFR + 0.450%, 10/07/22 (d)	5,000,000	5,001,615
BNP Paribas S.A. 1.730%, SOFR + 0.220%, 11/17/22 (d)	2,000,000	1,997,522
Canadian Imperial Bank of Commerce (NY) 1.760%, SOFR + 0.250%, 02/03/23 (d)	3,000,000	2,995,219
2.010%, SOFR + 0.500%, 03/03/23 (d)	5,000,000	4,998,691
Cooperatieve Rabobank UA 2.080%, SOFR + 0.570%, 09/19/22 (d)	5,000,000	5,000,000
Credit Industriel et Commercial 1.890%, SOFR + 0.380%, 10/25/22 (d)	5,000,000	4,999,675
Credit Industriel et Commercial (NY) 1.720%, SOFR + 0.210%, 11/08/22 (d)	3,000,000	2,997,717
Goldman Sachs Bank USA 1.710%, SOFR + 0.190%, 09/02/22 (d)	9,000,000	8,998,074
Mizuho Bank, Ltd. 1.810%, SOFR + 0.290%, 07/26/22 (d)	5,000,000	4,999,340
National Australia Bank, Ltd. 1.910%, SOFR + 0.400%, 11/04/22 (d)	2,000,000	2,000,000
Nordea Bank Abp (NY) 1.960%, SOFR + 0.450%, 08/30/22 (d)	3,000,000	3,000,552
1.980%, SOFR + 0.460%, 02/13/23 (d)	2,000,000	1,999,620
Norinchukin Bank 1.790%, SOFR + 0.280%, 08/16/22 (d)	3,000,000	2,999,805
1.810%, SOFR + 0.300%, 07/14/22 (d)	2,000,000	2,000,000
Oversea-Chinese Banking Corp., Ltd. 1.960%, SOFR + 0.440%, 09/26/22 (d)	7,000,000	7,001,701
Royal Bank of Canada 1.760%, SOFR + 0.250%, 01/11/23 (d)	7,000,000	6,992,146
Skandinaviska Enskilda Banken AB 1.630%, 09/02/22	1,000,000	999,373
Standard Chartered Bank (NY) 1.980%, FEDEFF PRV + 0.400%, 12/23/22 (d)	2,000,000	2,000,000
Sumitomo Mitsui Banking Corp. 1.690%, SOFR + 0.180%, 08/09/22 (d)	3,000,000	2,999,460
1.910%, SOFR + 0.400%, 11/02/22 (d)	3,000,000	2,999,871
1.960%, SOFR + 0.450%, 09/06/22 (d)	3,000,000	3,000,489
Svenska Handelsbanken AB 1.870%, SOFR + 0.350%, 10/13/22 (d)	3,000,000	2,999,913
Toronto-Dominion Bank (The) 1.770%, SOFR + 0.250%, 02/09/23 (d)	3,000,000	3,003,034
2.070%, FEDEFF PRV + 0.490%, 12/23/22 (d)	5,000,000	5,003,150
Westpac Banking Corp. 1.740%, SOFR + 0.230%, 02/17/23 (d)	8,000,000	7,988,736

		115,976,723

Commercial Paper—0.5%
Macquarie Bank Ltd. 1.960%, SOFR + 0.440%, 11/16/22 (d)	3,000,000	3,000,921
Skandinaviska Enskilda Banken AB 1.900%, SOFR + 0.390%, 11/03/22 (d)	2,000,000	2,000,000

Commercial Paper—(Continued)
UBS AG 2.090%, SOFR + 0.570%, 03/23/23 (d)	5,000,000	5,000,000

		10,000,921

Repurchase Agreements—3.3%
Citigroup Global Markets, Inc. Repurchase Agreement dated 06/30/22 at 1.870%, due on 08/04/22 with a maturity value of $5,009,090; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.875%, maturity dates ranging from 09/30/26 - 02/15/48, and various Common Stock with an aggregate market value of $5,100,260.	5,000,000	5,000,000
National Bank Financial, Inc. Repurchase Agreement dated 06/30/22 at 1.570%, due on 07/01/22 with a maturity value of $5,000,218; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.375%, maturity dates ranging from 09/22/22 - 11/15/48, and an aggregate market value of $5,107,017.	5,000,000	5,000,000
National Bank of Canada
Repurchase Agreement dated 06/30/22 at 1.570%, due on 07/07/22 with a maturity value of $12,103,694; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.375%, maturity dates ranging from 07/31/22 - 08/15/51, and an aggregate market value of $12,358,977.	12,100,000	12,100,000
Repurchase Agreement dated 06/30/22 at 1.700%, due on 07/07/22 with a maturity value of $23,107,636; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.000%, maturity dates ranging from 11/03/22 - 02/15/51, and various Common Stock with an aggregate market value of $25,474,841.	23,100,000	23,100,000
Natwest Markets Securities, Inc. Repurchase Agreement dated 06/30/22 at 1.480%, due on 07/01/22 with a maturity value of $733,871; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 07/05/22 - 11/15/49, and an aggregate market value of $748,549.	733,841	733,841
NBC Global Finance, Ltd. Repurchase Agreement dated 06/30/22 at 1.735%, due on 07/07/22 with a maturity value of $20,007; collateralized by various Common Stock with an aggregate market value of $22,236.	20,000	20,000
Royal Bank of Canada Toronto Repurchase Agreement dated 06/30/22 at 1.820%, due on 08/04/22 with a maturity value of $3,005,308; collateralized by various Common Stock with an aggregate market value of $3,333,502.	3,000,000	3,000,000
Societe Generale
Repurchase Agreement dated 06/30/22 at 1.500%, due on 07/01/22 with a maturity value of $11,000,458; collateralized by U.S. Treasury Obligations with rates ranging from 0.375% - 3.000%, maturity dates ranging from 10/31/22 - 08/15/48, and an aggregate market value of $11,224,208.	11,000,000	11,000,000

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 06/30/22 at 1.500%, due on 07/01/22 with a maturity value of $1,400,058; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 01/31/23 - 02/15/32, and an aggregate market value of $1,428,536.	1,400,000	$1,400,000
Repurchase Agreement dated 06/30/22 at 1.620%, due on 07/01/22 with a maturity value of $700,032; collateralized by various Common Stock with an aggregate market value of $777,961.	700,000	700,000
Repurchase Agreement dated 06/30/22 at 1.660%, due on 07/01/22 with a maturity value of $2,000,092; collateralized by various Common Stock with an aggregate market value of $2,223,652.	2,000,000	2,000,000
Repurchase Agreement dated 06/30/22 at 1.670%, due on 07/07/22 with a maturity value of $4,701,526; collateralized by various Common Stock with an aggregate market value of $5,225,581.	4,700,000	4,700,000

		68,753,841

Time Deposit—0.5%
National Bank of Canada 1.620%, OBFR + 0.050%, 07/07/22 (d)	10,000,000	10,000,000

Total Securities Lending Reinvestments (Cost $204,753,841)		204,731,485

Total Investments—109.8% (Cost $2,204,871,261)		2,297,992,175
Other assets and liabilities (net)—(9.8)%		(206,045,912)

Net Assets—100.0%		$2,091,946,263

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of June 30, 2022, the market value of securities loaned was $198,214,977 and the collateral received consisted of cash in the amount of $204,753,841 and non-cash collateral with a value of $11,959. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2022.
(d)	Variable or floating rate security. The stated rate represents the rate at June 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$2,073,743,024	$—	$—	$2,073,743,024
Total Short-Term Investment*	—	19,517,666	—	19,517,666
Total Securities Lending Reinvestments*	—	204,731,485	—	204,731,485
Total Investments	$2,073,743,024	$224,249,151	$—	$2,297,992,175

Collateral for Securities Loaned (Liability)	$—	$(204,753,841)	$—	$(204,753,841)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets
Investments at value (a) (b)	$2,297,992,175
Receivable for:
Investments sold	805,990
Fund shares sold	135,866
Dividends and interest	1,955,869

Total Assets	2,300,889,900
Liabilities
Collateral for securities loaned	204,753,841
Payables for:
Investments purchased	2,265,786
Fund shares redeemed	569,914
Accrued Expenses:
Management fees	866,840
Distribution and service fees	26,061
Deferred trustees’ fees	167,434
Other expenses	293,761

Total Liabilities	208,943,637

Net Assets	$2,091,946,263

Net Assets Consist of:
Paid in surplus	$1,909,830,681
Distributable earnings (Accumulated losses)	182,115,582

Net Assets	$2,091,946,263

Net Assets
Class A	$1,942,373,507
Class B	84,413,440
Class E	65,159,316
Capital Shares Outstanding*
Class A	169,979,035
Class B	7,668,674
Class E	5,788,410
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$11.43
Class B	11.01
Class E	11.26

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $2,204,871,261.
(b)	Includes securities loaned at value of $198,214,977.

Statement of Operations

Six Months Ended June 30, 2022 (Unaudited)

Investment Income
Dividends (a)	$15,124,893
Interest	4,012
Securities lending income	305,377

Total investment income	15,434,282
Expenses
Management fees	6,735,522
Administration fees	48,362
Custodian and accounting fees	74,695
Distribution and service fees—Class B	124,139
Distribution and service fees—Class E	56,989
Audit and tax services	22,267
Legal	20,427
Shareholder reporting	42,774
Insurance	9,413
Miscellaneous (b)	8,562

Total expenses	7,143,150
Less management fee waiver	(877,070)
Less broker commission recapture	(10,594)

Net expenses	6,255,486

Net Investment Income	9,178,796

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	84,946,488
Foreign currency transactions	924

Net realized gain (loss)	84,947,412

Net change in unrealized depreciation on investments	(660,484,464)

Net realized and unrealized gain (loss)	(575,537,052)

Net Increase (Decrease) in Net Assets From Operations	$(566,358,256)

(a)	Net of foreign withholding taxes of $18,156.
(b)	Includes $19,894 in Trustees’ fees and expenses and $21,639 in deferred Trustee compensation losses.

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$9,178,796	$17,669,945
Net realized gain (loss)	84,947,412	491,188,637
Net change in unrealized appreciation (depreciation)	(660,484,464)	80,605,759

Increase (decrease) in net assets from operations	(566,358,256)	589,464,341

From Distributions to Shareholders
Class A	(465,831,897)	(268,179,609)
Class B	(20,586,065)	(12,701,849)
Class E	(15,766,431)	(9,253,185)

Total distributions	(502,184,393)	(290,134,643)

Increase (decrease) in net assets from capital share transactions	392,572,559	(118,466,615)

Total increase (decrease) in net assets	(675,970,090)	180,863,083

Net Assets
Beginning of period	2,767,916,353	2,587,053,270

End of period	$2,091,946,263	$2,767,916,353

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Value	Shares	Value
Class A
Sales	253,636	$3,985,892	620,046	$11,328,152
Reinvestments	40,826,634	465,831,897	15,619,080	268,179,609
Redemptions	(5,796,613)	(98,725,807)	(21,137,151)	(385,159,212)

Net increase (decrease)	35,283,657	$371,091,982	(4,898,025)	$(105,651,451)

Class B
Sales	210,531	$3,313,250	409,790	$7,182,357
Reinvestments	1,873,164	20,586,065	761,502	12,701,849
Redemptions	(815,415)	(13,426,757)	(1,732,149)	(30,523,206)

Net increase (decrease)	1,268,280	$10,472,558	(560,857)	$(10,639,000)

Class E
Sales	39,173	$636,510	245,766	$4,472,136
Reinvestments	1,402,707	15,766,431	545,267	9,253,185
Redemptions	(330,788)	(5,394,922)	(884,124)	(15,901,485)

Net increase (decrease)	1,111,092	$11,008,019	(93,091)	$(2,176,164)

Increase (decrease) derived from capital shares transactions		$392,572,559		$(118,466,615)

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$19.02		$17.12	$15.21	$13.19	$16.02	$13.77

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.06		0.12	0.15	0.17	0.17	0.16
Net realized and unrealized gain (loss)	(4.05)		3.84	2.92	3.82	(0.93)	2.82

Total income (loss) from investment operations	(3.99)		3.96	3.07	3.99	(0.76)	2.98

Less Distributions
Distributions from net investment income	(0.12)		(0.17)	(0.17)	(0.18)	(0.17)	(0.17)
Distributions from net realized capital gains	(3.48)		(1.89)	(0.99)	(1.79)	(1.90)	(0.56)

Total distributions	(3.60)		(2.06)	(1.16)	(1.97)	(2.07)	(0.73)

Net Asset Value, End of Period	$11.43		$19.02	$17.12	$15.21	$13.19	$16.02

Total Return (%) (b)	(20.96	)(c)	24.38	22.27	32.07	(6.15)	22.08

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.58	(d)	0.57	0.59	0.59	0.58	0.58
Net ratio of expenses to average net assets (%) (e) (f)	0.51	(d)	0.50	0.51	0.51	0.51	0.51
Ratio of net investment income (loss) to average net assets (%)	0.78	(d)	0.67	1.00	1.14	1.12	1.08
Portfolio turnover rate (%)	25	(c)	60	76	55	64	63
Net assets, end of period (in millions)	$1,942.4		$2,562.0	$2,390.3	$2,197.0	$1,896.0	$2,293.5

	Class B
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$18.45		$16.67	$14.83	$12.90	$15.71	$13.51

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.04		0.07	0.11	0.13	0.13	0.12
Net realized and unrealized gain (loss)	(3.93)		3.73	2.86	3.73	(0.91)	2.77

Total income (loss) from investment operations	(3.89)		3.80	2.97	3.86	(0.78)	2.89

Less Distributions
Distributions from net investment income	(0.07)		(0.13)	(0.14)	(0.14)	(0.13)	(0.13)
Distributions from net realized capital gains	(3.48)		(1.89)	(0.99)	(1.79)	(1.90)	(0.56)

Total distributions	(3.55)		(2.02)	(1.13)	(1.93)	(2.03)	(0.69)

Net Asset Value, End of Period	$11.01		$18.45	$16.67	$14.83	$12.90	$15.71

Total Return (%) (b)	(21.07	)(c)	24.03	22.03	31.70	(6.40)	21.84

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.83	(d)	0.82	0.84	0.84	0.83	0.83
Net ratio of expenses to average net assets (%) (e) (f)	0.76	(d)	0.75	0.76	0.76	0.76	0.76
Ratio of net investment income (loss) to average net assets (%)	0.52	(d)	0.42	0.75	0.89	0.87	0.83
Portfolio turnover rate (%)	25	(c)	60	76	55	64	63
Net assets, end of period (in millions)	$84.4		$118.1	$116.0	$112.4	$100.8	$129.7

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

BHFTI-13

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$18.78		$16.93	$15.05	$13.07	$15.89	$13.66

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.05		0.09	0.12	0.14	0.15	0.14
Net realized and unrealized gain (loss)	(4.00)		3.79	2.90	3.79	(0.92)	2.80

Total income (loss) from investment operations	(3.95)		3.88	3.02	3.93	(0.77)	2.94

Less Distributions
Distributions from net investment income	(0.09)		(0.14)	(0.15)	(0.16)	(0.15)	(0.15)
Distributions from net realized capital gains	(3.48)		(1.89)	(0.99)	(1.79)	(1.90)	(0.56)

Total distributions	(3.57)		(2.03)	(1.14)	(1.95)	(2.05)	(0.71)

Net Asset Value, End of Period	$11.26		$18.78	$16.93	$15.05	$13.07	$15.89

Total Return (%) (b)	(21.01	)(c)	24.20	22.10	31.83	(6.29)	21.93

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.73	(d)	0.72	0.74	0.74	0.73	0.73
Net ratio of expenses to average net assets (%) (e) (f)	0.66	(d)	0.65	0.66	0.66	0.66	0.66
Ratio of net investment income (loss) to average net assets (%)	0.63	(d)	0.52	0.85	0.99	0.97	0.93
Portfolio turnover rate (%)	25	(c)	60	76	55	64	63
Net assets, end of period (in millions)	$65.2		$87.9	$80.8	$75.7	$64.9	$78.6

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.03% for the six months ended June 30, 2022 and for each of the years ended December 31, 2021 through 2017. (see Note 6 of the Notes to Financial Statements).
(f)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).

See accompanying notes to financial statements.

BHFTI-14

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Notes to Financial Statements—June 30, 2022 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-four series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is Brighthouse/Wellington Large Cap Research Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A, B and E shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2022 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946- Financial Services- Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued in reference to similar instruments traded on active markets are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from third-party pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost

BHFTI-15

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

In December 2020, the Securities and Exchange Commission adopted Rule 2a-5, Good Faith Determinations of Fair Value, under the 1940 Act, which is intended to address valuation practices and the role of the board of directors with respect to the fair value of the investments of a registered investment company. Among other things, Rule 2a-5 will permit the Portfolio’s Board to designate the Portfolio’s primary investment adviser to perform the Portfolio’s fair value determinations, which will be subject to the Board’s oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the investment adviser’s fair value determinations. Compliance with Rule 2a-5 will be required beginning in September 2022. The Portfolio’s valuation policies and related practices may be impacted as the Portfolio comes into compliance with Rule 2a-5.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization

BHFTI-16

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed. As of June 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2022, the Portfolio had direct investments in repurchase agreements with a gross value of $19,517,666. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $68,753,841. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2022.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur, any interest earned, and any dividends declared during the term of the loan, would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio generally receives cash, U.S. Government securities, letters of credit, or other collateral deemed appropriate by the Adviser. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, including repurchase agreements with respect to equity securities, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. The value of the securities on loan may change each business day. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2022 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2022 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2022.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

All securities on loan are classified as Common Stocks in the Portfolio’s Schedule of Investments as of June 30, 2022. For all securities on loan, the remaining contractual maturity of the agreements is overnight and continuous.

BHFTI-17

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with Capital Institutional Services, Inc. (“CAPIS”). Under this arrangement, the Portfolio directs certain trades to CAPIS in return for a recapture credit. CAPIS issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as broker commission recapture on the Statement of Operations of the Portfolio. Additionally, these amounts have been excluded from the calculation of the net ratio of expenses to average net assets presented in the Financial Highlights for each share class.

3. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the COVID-19 pandemic. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The COVID-19 pandemic has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this pandemic, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. At this time, it is still not possible to estimate the severity or duration of the COVID-19 pandemic, including the severity, duration and frequency of any additional “waves” or emerging variants of COVID-19. It is also still not possible to estimate the duration or frequency of the utilization of any therapeutic treatments and vaccines for COVID-19 or variants thereof. It is likewise still not possible to predict or estimate the longer-term effects of the COVID-19 pandemic, or any actions taken to contain or address the pandemic, on the Portfolios, the financial markets, and economy at large. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

In late February 2022, Russian military forces invaded Ukraine, significantly amplifying already existing geopolitical tensions among Russia, Ukraine, Europe, NATO, and the West. Russia’s invasion, the responses of countries and political bodies to Russia’s actions, and the potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities such as oil and natural gas. Following Russia’s actions, various countries, including the U.S., Canada, the United Kingdom, Germany, and France, as well as the European Union, issued broad-ranging economic sanctions against Russia. Sanctions threatened or imposed by these jurisdictions, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or the Portfolio. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Portfolio. Sanctions, or the threat of new or modified sanctions, could impair the ability of the Portfolio to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Portfolio, even if the Portfolio does not have direct exposure to securities of Russian issuers.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain

BHFTI-18

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency, which is segregated at a broker account registered with the Commodities Futures Trading Commission, or the applicable regulator. In a cleared derivative transaction, the Portfolio’s counterparty is a clearinghouse rather than a bank or broker. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, which is the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In 2017, the UK Financial Conduct Authority (FCA) announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. dollar LIBOR and the Sterling Overnight Interbank Average Rate for GBP LIBOR). Various financial industry groups have been planning for the transition away from LIBOR and markets are developing in response to these new rates, but there are concerns around liquidity of the new rates and obstacles to converting certain securities and transactions to new rates. Neither the effect of the transition process nor its ultimate success can yet be known. The transition away from and eventual elimination of LIBOR may adversely affect the interest rates on, and liquidity and value of, certain assets and liabilities of the Portfolio that are tied to LIBOR. These may include bank loans, floating rate securities, structured securities (including asset-backed and mortgage-backed securities), other debt securities, derivatives, and financing transactions tied to LIBOR, particularly insofar as the documentation governing such instruments does not include “fall back” provisions addressing the transition from LIBOR. The effect of any changes to, or discontinuation of, LIBOR on the Portfolio will vary depending on, among other things (1) existing fallback or termination provisions in individual contracts and (2) the extent to which industry participants adopt new reference rates and fallbacks for both legacy and new products and instruments. The Subadviser may have discretion to determine a successor or substitute reference rate, including any price or other adjustments to account for differences between the successor or substitute reference rate and previous rate. Such successor or substitute reference rate and any adjustments selected may negatively impact the Portfolio’s investments, performance or financial condition, and may expose the Portfolio to additional tax, accounting and regulatory risks. The transition away from LIBOR may affect the value, liquidity or return on certain Portfolio investments and may result in costs incurred in connection with closing out positions and entering into new trades, adversely impacting the Portfolio’s overall financial condition or results of operations. It is difficult to predict the full impact of the transition away from LIBOR and the adoption of alternative reference rates on the Portfolio.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

BHFTI-19

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2022 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$603,555,299	$0	$697,494,581

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2022	% per annum	Average Daily Net Assets
$6,735,522	0.625%	First $250 million
	0.600%	$250 million to $500 million
	0.575%	$500 million to $1 billion
	0.550%	$1 billion to $2 billion
	0.500%	Over $2 billion

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. Wellington Management Company LLP (the “Subadviser”) is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, the Adviser has agreed, for the period April 29, 2022 to April 30, 2023, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.070%	First $250 million
0.045%	$250 million to $2 billion
0.005%	Over $2 billion

An identical agreement was in place for the period April 30, 2021 to April 29, 2022. Amounts waived for the six months ended June 30, 2022 were $487,490 and are included in the total amount shown as management fee waivers in the Statement of Operations.

The Subadviser has voluntarily agreed to waive a portion of its subadvisory fees payable by the Adviser to the Subadviser for managing the Portfolio. In addition to the above advisory fee waiver, the Adviser has agreed to reduce its advisory fee reflecting a portion of the amount waived by the Subadviser for managing the Portfolio pursuant to the voluntary subadvisory fee waiver. $389,580 was waived in the aggregate for the six months ended June 30, 2022 and is reflected in the total amount shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an

BHFTI-20

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2022 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. During the six months ended June 30, 2022, deferred compensation losses exceeded accrued Trustees’ fees and expenses. As such, changes in the value of participants’ deferral accounts in excess of the Trustees’ fees and expenses are reflected as a component of Miscellaneous expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

7. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2022 was as follows:

Cost basis of investments	$2,210,148,418

Gross unrealized appreciation	323,618,609
Gross unrealized (depreciation)	(235,774,852)

Net unrealized appreciation (depreciation)	$87,843,757

The tax character of distributions paid for the years ended December 31, 2021 and 2020 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2021	2020	2021	2020	2021	2020
$61,754,573	$45,879,342	$228,380,070	$127,842,430	$290,134,643	$173,721,772

As of December 31, 2021, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation (Depreciation)	Accumulated Capital Losses	Total
$144,046,976	$358,472,915	$748,328,221	$—	$1,250,848,112

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2021, the Portfolio had no accumulated capital losses.

8. Recent Accounting Pronouncement

In January 2021, the FASB issued Accounting Standards Update No. 2021-01 (“ASU 2021-01”), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, as regulators have undertaken reference rate reform initiatives to identify alternative

BHFTI-21

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective through December 31, 2022, for all entities. The expedients and exceptions provided by the amendments do not apply to contract modifications and hedging relationships entered into or evaluated after December 31, 2022, except for hedging transactions as of December 31, 2022, that an entity has elected certain optional expedients for and that are retained through the end of the hedging relationship. Management expects that the adoption of the guidance will not have a material impact on the Portfolio’s financial statements.

BHFTI-22

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

For the period April 1, 2021 through March 31, 2022, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-23

Brighthouse Funds Trust I

CBRE Global Real Estate Portfolio

Managed by CBRE Investment Management Listed Real Assets LLC

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2022, the Class A, B and E shares of the CBRE Global Real Estate Portfolio returned -22.28%, -22.40%, and -22.38%, respectively. The Portfolio’s benchmark, the FTSE EPRA/NAREIT Developed Index¹, returned -20.71%.

MARKET ENVIRONMENT / CONDITIONS

Real estate stocks were down -20.71% on a year-to-date basis, underperforming the MSCI World Equity Index (-20.3%) and the Bloomberg Global Bond Index (-13.9%). The material negative performance for global real estate stocks was not related to real estate specific information or data; rather, it can be traced to the challenging macroeconomic and geopolitical issues that have caused both broad equity and fixed income investments to fall in value during the first half of 2022. The rapid rise in interest rates globally this year, exemplified by the bellwether U.S. 10-Year Treasury yield’s move from 1.51% on January 1st to 2.98% on June 30th, has certainly acted as a negative catalyst for real estate stock performance. When interest rates rise rapidly in a compressed time period, real estate stocks have typically struggled. However, with real estate stocks down -20.71% year to date, if 2022 ended now, it would be the second worst year of performance for real estate stocks going back to 1991, which was the first year of the “modern Real Estate Investment Trust (“REIT”) era.”

From a geographic standpoint, the Asia-Pacific region was the best-performing region, down -10.28%, as Hong Kong (-0.19%) and Singapore (-2.10%) fared the best while Australia (-21.86%) lagged. The Americas region performed largely in-line, with Canada (-19.16%) and the U.S. (-20.94%) delivering similar performance. The European region materially lagged as geopolitical issues acutely impacted the region. The United Kingdom (“U.K.”) held up better, down -27.36%, while the Continent was down -36.48% for the period.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The Portfolio lagged the benchmark during the period primarily as the result of sub-par stock selection, which was largely concentrated in the U.S. Sector allocation decisions accounted for a slight drag on relative performance as the value added from positive positioning in the Asia-Pacific and European regions was offset by the impact of decisions in the Americas region.

In the U.S., holdings in the Residential and Storage sectors were the top detractors from relative performance. In the Residential sector, Tricon (single-family for rent), Sun Communities (manufactured housing) and NexPoint (class-B multifamily) underperformed despite posting strong first quarter results and were also expected to deliver solid second quarter earnings reports. We continued to be overweight these stocks at period end. In the Storage sector, we were overweight CubeSmart, Life Storage and Extra Space Storage. These stocks outperformed last year and sold-off during the first quarter of the year despite delivering first quarter earnings reports that beat analyst expectations and increasing guidance. We continued to hold these positions at an overweight at period end.

In the Asia-Pacific region, stock selection offset the value added from positive sector allocation. Favorable positioning in Hong Kong and Singapore was more than offset by underperformance in Australia. In Australia, a position in Charter Hall underperformed despite delivering above-average earnings growth. Meanwhile, stock selection in Hong Kong was the notable bright spot as overweights to outperforming companies Sino Land and CK Asset Holdings helped relative performance.

Positioning in Europe helped returns for the period as sector allocation decisions added value in the U.K. as well as on the Continent. Stock selection on the Continent was also positive, driven by an overweight to Deutsche EuroShop, a German shopping center company that received a privatization bid at a 44% premium to the pre-announcement stock price.

At period end, in the North America region, we were overweight Canada real estate stocks with an emphasis on the Residential, Industrial, and Healthcare sectors. In the U.S., we were overweight single-family home for rent, Storage, Net Lease, Towers, Hotels, and Data Centers. In Japan, we preferred mid-cap Diversified, Industrial and Hotel REITs that provided earnings growth and resiliency at very attractive relative valuations and select Japanese Real Estate Operating Companies that have committed to improving their corporate governance. In Hong Kong, we were overweight diversified companies with a commercial bias and non-discretionary Retail. In Australia, we preferred non-discretionary Retail, Industrial, and a few select Diversified companies. In the U.K., we favored the Storage

BHFTI-1

Brighthouse Funds Trust I

CBRE Global Real Estate Portfolio

Managed by CBRE Investment Management Listed Real Assets LLC

Portfolio Manager Commentary*—(Continued)

sector and have recently add to an attractively priced diversified company. Within Continental Europe, we owned industrial companies, residential companies and select retail companies.

Joseph P. Smith

Christopher S. Reich

Kenneth S. Weinberg

Portfolio Managers

CBRE Investment Management Listed Real Assets LLC

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The FTSE EPRA/NAREIT Developed Index is designed to track the performance of listed real estate companies and Real Estate Investment Trusts worldwide.

BHFTI-2

Brighthouse Funds Trust I

CBRE Global Real Estate Portfolio

A $10,000 INVESTMENT COMPARED TO THE FTSE EPRA/NAREIT DEVELOPED INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2022

	6 Month	1 Year	5 Year	10 Year
CBRE Global Real Estate Portfolio
Class A	-22.28	-11.31	3.95	5.19
Class B	-22.40	-11.51	3.70	4.94
Class E	-22.38	-11.41	3.80	5.04
FTSE EPRA /NAREIT Developed Index	-20.71	-13.44	1.95	4.69

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2022

Top Holdings

% of Net Assets
Prologis, Inc. (REIT)	8.9
Equinix, Inc. (REIT)	7.5
Simon Property Group, Inc. (REIT)	5.0
Realty Income Corp. (REIT)	4.8
Extra Space Storage, Inc. (REIT)	4.1
Invitation Homes, Inc. (REIT)	3.6
Welltower, Inc. (REIT)	2.8
CubeSmart (REIT)	2.3
Life Storage, Inc. (REIT)	2.2
Alexandria Real Estate Equities, Inc. (REIT)	2.1

Top Countries

% of Net Assets
United States	60.6
Japan	9.5
Hong Kong	5.9
Canada	4.6
Australia	4.4
United Kingdom	3.1
Singapore	3.0
Germany	2.8
France	2.1
Belgium	1.1

BHFTI-3

Brighthouse Funds Trust I

CBRE Global Real Estate Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2022 through June 30, 2022.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

CBRE Global Real Estate Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period** January 1, 2022 to June 30, 2022
Class A(a)	Actual	0.63%	$1,000.00	$777.20	$2.78
	Hypothetical*	0.63%	$1,000.00	$1,021.67	$3.16

Class B(a)	Actual	0.88%	$1,000.00	$776.00	$3.88
	Hypothetical*	0.88%	$1,000.00	$1,020.43	$4.41

Class E(a)	Actual	0.78%	$1,000.00	$776.20	$3.44
	Hypothetical*	0.78%	$1,000.00	$1,020.93	$3.91

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 5 of the Notes to Financial Statements.

BHFTI-4

Brighthouse Funds Trust I

CBRE Global Real Estate Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—99.3% of Net Assets

Security Description	Shares	Value

Australia—4.4%
Charter Hall Group (REIT)	627,151	$4,692,416
Dexus (REIT)	1,393,498	8,532,206
Goodman Group (REIT)	368,513	4,533,314
GPT Group (The) (REIT)	3,206,641	9,329,945
HomeCo Daily Needs (REIT)	5,637,700	4,976,516
Scentre Group (REIT)	6,377,444	11,388,493

		43,452,890

Austria—0.5%
CA Immobilien Anlagen AG	160,407	5,087,400

Belgium—1.1%
Aedifica S.A. (REIT)	54,038	5,184,197
Montea CVA (REIT)	24,174	2,314,140
Shurgard Self Storage S.A. (a)	78,843	3,674,411

		11,172,748

Canada—4.6%
Boardwalk Real Estate Investment Trust (REIT) (a)	148,333	4,826,123
Chartwell Retirement Residences (REIT) (a)	566,346	4,905,809
First Capital Real Estate Investment Trust (a)	519,181	6,042,054
H&R Real Estate Investment Trust (REIT) (a)	715,031	6,915,892
RioCan Real Estate Investment Trust (REIT) (a)	763,292	11,871,586
Summit Industrial Income REIT (a)	256,809	3,413,613
Tricon Residential, Inc. (a)	734,078	7,443,551

		45,418,628

France—2.1%
ICADE (REIT) (a)	80,144	3,936,995
Klepierre S.A. (REIT) (b)	440,812	8,489,533
Mercialys S.A. (REIT)	335,942	2,737,084
Unibail-Rodamco-Westfield (REIT) (b)	109,359	5,580,048

		20,743,660

Germany—2.8%
Grand City Properties S.A.	226,149	3,053,154
LEG Immobilien AG	166,971	13,842,332
Vonovia SE	337,462	10,399,702

		27,295,188

Hong Kong—5.9%
CK Asset Holdings, Ltd.	1,546,619	10,955,169
Hysan Development Co., Ltd.	2,638,000	7,947,236
Link REIT (REIT) (a)	2,491,593	20,349,018
Sino Land Co., Ltd.	7,111,333	10,502,077
Swire Properties, Ltd.	3,342,742	8,310,327

		58,063,827

Japan—9.5%
Activia Properties, Inc. (REIT)	2,770	8,242,602
AEON REIT Investment Corp. (REIT)	4,136	4,667,732
Japan Hotel REIT Investment Corp. (REIT)	15,878	7,936,525
Japan Metropolitan Fund Investment Corp. (REIT)	15,783	12,301,055
Kenedix Office Investment Corp. (REIT)	1,221	6,122,122
Kenedix Residential Next Investment Corp. (REIT)	3,179	5,091,799
Kenedix Retail REIT Corp. (REIT)	1,410	2,859,239
LaSalle Logiport (REIT)	9,997	12,268,944
Mitsui Fudosan Co., Ltd.	459,357	9,884,910
Orix JREIT, Inc. (REIT)	8,390	11,371,237
Tokyu Fudosan Holdings Corp.	2,402,983	12,656,555

		93,402,720

Singapore—3.0%
Ascendas Real Estate Investment Trust (REIT)	6,557,690	13,459,606
CapitaLand Mall Trust (REIT)	3,968,958	6,204,167
Keppel REIT (REIT)	5,093,626	3,997,952
Lendlease Global Commercial (REIT)	10,578,720	6,056,726

		29,718,451

Spain—0.8%
Merlin Properties Socimi S.A. (REIT)	847,961	8,184,931

Sweden—0.9%
Catena AB	149,221	5,418,488
Pandox AB (b)	324,943	3,646,468

		9,064,956

United Kingdom—3.1%
Land Securities Group plc (REIT)	1,708,126	13,816,990
NewRiver REIT plc (REIT)	2,431,447	2,613,691
Safestore Holdings plc (REIT)	301,776	3,900,372
Segro plc (REIT)	502,269	5,972,698
Tritax Big Box REIT plc (REIT)	2,098,388	4,638,286

		30,942,037

United States—60.6%
Alexandria Real Estate Equities, Inc. (REIT) (a)	143,510	20,813,255
Apartment Income REIT Corp. (REIT) (a)	276,748	11,512,717
AvalonBay Communities, Inc. (REIT)	84,743	16,461,328
Crown Castle International Corp. (REIT)	27,456	4,623,041
CubeSmart (REIT)	529,424	22,616,993
DiamondRock Hospitality Co. (REIT) (a)(b)	595,565	4,889,589
EPR Properties (REIT) (a)	169,354	7,947,783
Equinix, Inc. (REIT)	113,072	74,290,565
Essex Property Trust, Inc. (REIT)	57,849	15,128,092
Extra Space Storage, Inc. (REIT)	236,589	40,248,521
Healthcare Trust of America, Inc. (REIT)—Class A (a)	528,996	14,764,278
Host Hotels & Resorts, Inc. (REIT)	621,639	9,747,300
Hudson Pacific Properties, Inc. (REIT)	193,798	2,875,962
Independence Realty Trust, Inc. (REIT) (a)	350,087	7,257,304
Invitation Homes, Inc. (REIT)	994,363	35,379,436
Life Storage, Inc. (REIT)	197,771	22,083,110
National Retail Properties, Inc. (REIT) (a)	224,092	9,635,956
NexPoint Residential Trust, Inc. (REIT)	74,126	4,633,616
Park Hotels & Resorts, Inc. (REIT)	569,102	7,722,714
Pebblebrook Hotel Trust (REIT) (a)	421,844	6,989,955
Piedmont Office Realty Trust, Inc. (REIT)—Class A	307,210	4,030,595
Prologis, Inc. (REIT)	748,550	88,066,908
Realty Income Corp. (REIT) (a)	696,096	47,515,513

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

CBRE Global Real Estate Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

United States—(Continued)
Simon Property Group, Inc. (REIT)	521,100	$49,462,812
Spirit Realty Capital, Inc. (REIT)	362,278	13,686,863
STAG Industrial, Inc. (REIT)	284,442	8,783,569
STORE Capital Corp. (REIT)	523,680	13,657,574
Sunstone Hotel Investors, Inc. (REIT) (a)(b)	653,080	6,478,554
Welltower, Inc. (REIT) (a)	332,789	27,405,174

		598,709,077

Total Common Stocks (Cost $1,051,362,986)		981,256,513

Short-Term Investment—0.4%

Repurchase Agreement—0.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/22 at 0.350%, due on 07/01/22 with a maturity value of $4,132,758; collateralized by U.S. Treasury Note at 3.000%, maturing 06/30/24, with a market value of $4,215,383.	4,132,718	4,132,718

Total Short-Term Investments (Cost $4,132,718)		4,132,718

Securities Lending Reinvestments(c)—7.4%

Certificates of Deposit—1.2%
Bank of Nova Scotia 1.960%, FEDEFF PRV + 0.380%, 01/06/23 (d)	1,000,000	1,000,154
Barclays Bank plc 1.970%, SOFR + 0.450%, 10/07/22 (d)	1,000,000	1,000,323
Commonwealth Bank of Australia 1.910%, SOFR + 0.400%, 11/25/22 (d)	1,000,000	999,959
Credit Agricole S.A. 1.950%, FEDEFF PRV + 0.370%, 11/18/22 (d)	1,000,000	999,998
Credit Industriel et Commercial 1.890%, SOFR + 0.380%, 10/25/22 (d)	1,000,000	999,935
Goldman Sachs Bank USA 1.710%, SOFR + 0.190%, 09/02/22 (d)	1,000,000	999,786
Mizuho Bank, Ltd. 1.810%, SOFR + 0.290%, 07/26/22 (d)	1,000,000	999,868
Norinchukin Bank 1.790%, SOFR + 0.280%, 08/16/22 (d)	2,000,000	1,999,870
Oversea-Chinese Banking Corp., Ltd. 1.960%, SOFR + 0.440%, 09/26/22 (d)	1,000,000	1,000,243
Skandinaviska Enskilda Banken AB 1.630%, 09/02/22	1,000,000	999,373
Sumitomo Mitsui Banking Corp. 1.960%, SOFR + 0.450%, 09/06/22 (d)	1,000,000	1,000,163

		11,999,672

Commercial Paper—0.3%
Macquarie Bank Ltd. 1.960%, SOFR + 0.440%, 11/16/22 (d)	1,000,000	1,000,307
UBS AG 2.090%, SOFR + 0.570%, 03/23/23 (d)	2,000,000	2,000,000

		3,000,307

Repurchase Agreements—4.0%
Cantor Fitzgerald & Co. Repurchase Agreement dated 06/30/22 at 1.550%, due on 07/01/22 with a maturity value of $2,000,086; collateralized by U.S. Government Agency Obligations with rates ranging from 0.295% - 8.000%, maturity dates ranging from 09/15/22 - 02/20/72, and an aggregate market value of $2,040,000.	2,000,000	$2,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 06/30/22 at 1.870%, due on 08/04/22 with a maturity value of $2,003,636; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 3.375%, maturity dates ranging from 08/15/48 - 11/15/50, and various Common Stock with an aggregate market value of $2,040,688.	2,000,000	2,000,000
National Bank Financial Inc. Repurchase Agreement dated 06/30/22 at 1.570%, due on 07/01/22 with a maturity value of $10,350,451; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.375%, maturity dates ranging from 09/22/22 - 11/15/48, and an aggregate market value of $10,571,525.	10,350,000	10,350,000
National Bank of Canada
Repurchase Agreement dated 06/30/22 at 1.570%, due on 07/07/22 with a maturity value of $2,400,733; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.375%, maturity dates ranging from 07/31/22 - 08/15/51, and an aggregate market value of $2,451,367.	2,400,000	2,400,000
Repurchase Agreement dated 06/30/22 at 1.700%, due on 07/07/22 with a maturity value of $3,000,992; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.000%, maturity dates ranging from 11/03/22 - 02/15/51, and various Common Stock with an aggregate market value of $3,308,421.	3,000,000	3,000,000
Natwest Markets Securities, Inc.
Repurchase Agreement dated 06/30/22 at 1.480%, due on 07/01/22 with a maturity value of $10,286,678; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 07/05/22 - 11/15/49, and an aggregate market value of $10,492,412.	10,286,255	10,286,255
Societe Generale
Repurchase Agreement dated 06/30/22 at 1.500%, due on 07/01/22 with a maturity value of $1,700,071; collateralized by U.S. Treasury Obligations with rates ranging from 0.375% - 3.000%, maturity dates ranging from 10/31/22 - 08/15/48, and an aggregate market value of $1,734,650.	1,700,000	1,700,000
Repurchase Agreement dated 06/30/22 at 1.500%, due on 07/01/22 with a maturity value of $400,017; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 01/31/23 - 02/15/32, and an aggregate market value of $408,153.	400,000	400,000

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

CBRE Global Real Estate Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Securities Lending Reinvestments(c)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 06/30/22 at 1.600%, due on 07/01/22 with a maturity value of $1,000,044; collateralized by various Common Stock with an aggregate market value of $1,111,372.	1,000,000	$1,000,000
Repurchase Agreement dated 06/30/22 at 1.620%, due on 07/01/22 with a maturity value of $2,500,113; collateralized by various Common Stock with an aggregate market value of $2,778,430.	2,500,000	2,500,000
Repurchase Agreement dated 06/30/22 at 1.660%, due on 07/01/22 with a maturity value of $1,000,046; collateralized by various Common Stock with an aggregate market value of $1,111,826.	1,000,000	1,000,000
Repurchase Agreement dated 06/30/22 at 1.670%, due on 07/07/22 with a maturity value of $800,260; collateralized by various Common Stock with an aggregate market value of $889,461.	800,000	800,000
TD Prime Services LLC Repurchase Agreement dated 06/30/22 at 1.650%, due on 07/01/22 with a maturity value of $2,000,092; collateralized by various Common Stock with an aggregate market value of $2,200,101.	2,000,000	2,000,000

		39,436,255

Time Deposits—0.4%
Credit Agricole Corp. & Investment Bank (NY) 1.560%, 07/01/22	2,000,000	2,000,000
First Abu Dhabi Bank USA NV 1.570%, 07/01/22	2,000,000	2,000,000

		4,000,000

Mutual Funds—1.5%
BlackRock Liquidity Funds FedFund, Institutional Shares 1.320% (e)	5,000,000	5,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 1.390% (e)	10,000,000	10,000,000

		15,000,000

Total Securities Lending Reinvestments (Cost $73,436,255)		73,436,234

Total Investments—107.1% (Cost $1,128,931,959)		1,058,825,465
Other assets and liabilities (net)—(7.1)%		(70,645,819)

Net Assets—100.0%		$988,179,646

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of June 30, 2022, the market value of securities loaned was $70,854,614 and the collateral received consisted of cash in the amount of $73,436,255. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2022.
(d)	Variable or floating rate security. The stated rate represents the rate at June 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of June 30, 2022.

Ten Largest Industries as of June 30, 2022 (Unaudited)	% of Net Assets
Retail REIT’s	22.9
Specialized REIT’s	17.8
Industrial REIT’s	14.5
Residential REIT’s	10.1
Real Estate Operating Companies	7.0
Diversified REIT’s	7.0
Office REIT’s	5.8
Health Care REITs	4.8
Hotel & Resort REITs	4.4
Diversified Real Estate Activities	2.3

Glossary of Abbreviations Index Abbreviations
(FEDEFF PRV)—	Effective Federal Funds Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations
(REIT)—	Real Estate Investment Trust

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

CBRE Global Real Estate Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$43,452,890	$—	$43,452,890
Austria	—	5,087,400	—	5,087,400
Belgium	—	11,172,748	—	11,172,748
Canada	45,418,628	—	—	45,418,628
France	—	20,743,660	—	20,743,660
Germany	—	27,295,188	—	27,295,188
Hong Kong	—	58,063,827	—	58,063,827
Japan	—	93,402,720	—	93,402,720
Singapore	—	29,718,451	—	29,718,451
Spain	—	8,184,931	—	8,184,931
Sweden	—	9,064,956	—	9,064,956
United Kingdom	—	30,942,037	—	30,942,037
United States	598,709,077	—	—	598,709,077
Total Common Stocks	644,127,705	337,128,808	—	981,256,513
Total Short-Term Investment*	—	4,132,718	—	4,132,718
Securities Lending Reinvestments
Certificates of Deposit	—	11,999,672	—	11,999,672
Commercial Paper	—	3,000,307	—	3,000,307
Repurchase Agreements	—	39,436,255	—	39,436,255
Time Deposits	—	4,000,000	—	4,000,000
Mutual Funds	15,000,000	—	—	15,000,000
Total Securities Lending Reinvestments	15,000,000	58,436,234	—	73,436,234
Total Investments	$659,127,705	$399,697,760	$—	$1,058,825,465

Collateral for Securities Loaned (Liability)	$—	$(73,436,255)	$—	$(73,436,255)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

CBRE Global Real Estate Portfolio

Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets
Investments at value (a) (b)	$1,058,825,465
Cash denominated in foreign currencies (c)	2,549,030
Receivable for:
Fund shares sold	237,460
Dividends and interest	3,427,052

Total Assets	1,065,039,007
Liabilities
Collateral for securities loaned	73,436,255
Payables for:
Investments purchased	2,258,321
Fund shares redeemed	94,960
Accrued Expenses:
Management fees	497,474
Distribution and service fees	77,403
Deferred trustees’ fees	167,434
Other expenses	327,514

Total Liabilities	76,859,361

Net Assets	$988,179,646

Net Assets Consist of:
Paid in surplus	$1,016,554,749
Distributable earnings (Accumulated losses)	(28,375,103)

Net Assets	$988,179,646

Net Assets
Class A	$611,328,334
Class B	352,928,347
Class E	23,922,965
Capital Shares Outstanding*
Class A	61,712,384
Class B	35,774,903
Class E	2,414,764
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$9.91
Class B	9.87
Class E	9.91

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,128,931,959.
(b)	Includes securities loaned at value of $70,854,614.
(c)	Identified cost of cash denominated in foreign currencies was $2,549,934.

Statement of Operations

Six Months Ended June 30, 2022 (Unaudited)

Investment Income
Dividends (a)	$18,895,590
Interest	2,033
Securities lending income	80,562

Total investment income	18,978,185
Expenses
Management fees	3,622,450
Administration fees	27,659
Custodian and accounting fees	111,839
Distribution and service fees—Class B	522,055
Distribution and service fees—Class E	20,808
Audit and tax services	24,746
Legal	20,427
Shareholder reporting	34,124
Insurance	4,787
Miscellaneous (b)	43,561

Total expenses	4,432,456
Less management fee waiver	(217,276)
Less broker commission recapture	(48,886)

Net expenses	4,166,294

Net Investment Income	14,811,891

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on :
Investments	42,023,607
Foreign currency transactions	(439,565)

Net realized gain (loss)	41,584,042

Net change in unrealized appreciation (depreciation) on:
Investments	(348,339,627)
Foreign currency transactions	(48,517)

Net change in unrealized appreciation (depreciation)	(348,388,144)

Net realized and unrealized gain (loss)	(306,804,102)

Net Increase (Decrease) in Net Assets From Operations	$(291,992,211)

(a)	Net of foreign withholding taxes of $677,560.
(b)	Includes $19,894 in Trustees’ fees and expenses and $21,639 in deferred Trustee compensation losses.

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

CBRE Global Real Estate Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$14,811,891	$19,989,792
Net realized gain (loss)	41,584,042	208,289,575
Net change in unrealized appreciation (depreciation)	(348,388,144)	164,507,871

Increase (decrease) in net assets from operations	(291,992,211)	392,787,238

From Distributions to Shareholders
Class A	(91,857,121)	(25,070,933)
Class B	(52,303,267)	(13,592,164)
Class E	(3,528,793)	(880,014)

Total distributions	(147,689,181)	(39,543,111)

Increase (decrease) in net assets from capital share transactions	69,148,180	(254,579,358)

Total increase (decrease) in net assets	(370,533,212)	98,664,769

Net Assets
Beginning of period	1,358,712,858	1,260,048,089

End of period	$988,179,646	$1,358,712,858

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Value	Shares	Value
Class A
Sales	234,867	$3,066,238	740,107	$9,675,494
Reinvestments	9,363,621	91,857,121	1,873,762	25,070,933
Redemptions	(3,412,882)	(46,742,122)	(15,511,467)	(209,253,658)

Net increase (decrease)	6,185,606	$48,181,237	(12,897,598)	$(174,507,231)

Class B
Sales	504,614	$6,458,612	1,220,598	$16,267,709
Reinvestments	5,353,456	52,303,267	1,020,433	13,592,164
Redemptions	(3,017,498)	(40,434,181)	(8,062,699)	(106,967,473)

Net increase (decrease)	2,840,572	$18,327,698	(5,821,668)	$(77,107,600)

Class E
Sales	85,457	$1,084,199	169,891	$2,274,373
Reinvestments	359,714	3,528,793	65,771	880,014
Redemptions	(148,220)	(1,973,747)	(456,577)	(6,118,914)

Net increase (decrease)	296,951	$2,639,245	(220,915)	$(2,964,527)

Increase (decrease) derived from capital shares transactions		$69,148,180		$(254,579,358)

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

CBRE Global Real Estate Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021		2020		2019	2018	2017
Net Asset Value, Beginning of Period	$15.03		$11.53		$12.97		$10.72	$12.45	$11.64

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.17		0.21		0.47		0.30	0.30	0.25
Net realized and unrealized gain (loss)	(3.54)		3.70		(1.16)		2.36	(1.29)	1.01

Total income (loss) from investment operations	(3.37)		3.91		(0.69)		2.66	(0.99)	1.26

Less Distributions
Distributions from net investment income	(0.55)		(0.41)		(0.52)		(0.41)	(0.74)	(0.45)
Distributions from net realized capital gains	(1.20)		0.00		(0.23)		0.00	0.00	0.00

Total distributions	(1.75)		(0.41)		(0.75)		(0.41)	(0.74)	(0.45)

Net Asset Value, End of Period	$9.91		$15.03		$11.53		$12.97	$10.72	$12.45

Total Return (%) (b)	(22.28	)(c)	34.35	(d)(e)	(4.53	)(d)(e)	25.10	(8.36)	10.97

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.67	(f)	0.65		0.67		0.67	0.66	0.66
Net ratio of expenses to average net assets (%) (g)	0.63	(f)	0.62		0.64		0.65	0.66	0.66
Ratio of net investment income (loss) to average net assets (%)	2.64	(f)	1.59		4.35		2.47	2.60	2.07
Portfolio turnover rate (%)	48	(c)	70		93		77	106	91
Net assets, end of period (in millions)	$611.3		$834.7		$788.7		$767.0	$747.2	$893.7

	Class B
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021		2020		2019	2018	2017
Net Asset Value, Beginning of Period	$14.95		$11.47		$12.90		$10.66	$12.39	$11.58

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.16		0.18		0.43		0.27	0.27	0.22
Net realized and unrealized gain (loss)	(3.53)		3.68		(1.14)		2.35	(1.30)	1.01

Total income (loss) from investment operations	(3.37)		3.86		(0.71)		2.62	(1.03)	1.23

Less Distributions
Distributions from net investment income	(0.51)		(0.38)		(0.49)		(0.38)	(0.70)	(0.42)
Distributions from net realized capital gains	(1.20)		0.00		(0.23)		0.00	0.00	0.00

Total distributions	(1.71)		(0.38)		(0.72)		(0.38)	(0.70)	(0.42)

Net Asset Value, End of Period	$9.87		$14.95		$11.47		$12.90	$10.66	$12.39

Total Return (%) (b)	(22.40	)(c)	34.07	(d)(e)	(4.77	)(d)(e)	24.81	(8.64)	10.74

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.92	(f)	0.90		0.92		0.92	0.91	0.91
Net ratio of expenses to average net assets (%) (g)	0.88	(f)	0.87		0.89		0.90	0.91	0.91
Ratio of net investment income (loss) to average net assets (%)	2.38	(f)	1.35		4.03		2.22	2.34	1.81
Portfolio turnover rate (%)	48	(c)	70		93		77	106	91
Net assets, end of period (in millions)	$352.9		$492.3		$444.4		$470.4	$448.8	$561.1

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

CBRE Global Real Estate Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021		2020		2019	2018	2017
Net Asset Value, Beginning of Period	$15.02		$11.52		$12.96		$10.70	$12.44	$11.62

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.16		0.19		0.44		0.29	0.28	0.23
Net realized and unrealized gain (loss)	(3.54)		3.70		(1.15)		2.36	(1.30)	1.02

Total income (loss) from investment operations	(3.38)		3.89		(0.71)		2.65	(1.02)	1.25

Less Distributions
Distributions from net investment income	(0.53)		(0.39)		(0.50)		(0.39)	(0.72)	(0.43)
Distributions from net realized capital gains	(1.20)		0.00		(0.23)		0.00	0.00	0.00

Total distributions	(1.73)		(0.39)		(0.73)		(0.39)	(0.72)	(0.43)

Net Asset Value, End of Period	$9.91		$15.02		$11.52		$12.96	$10.70	$12.44

Total Return (%) (b)	(22.38	)(c)	34.21	(d)(e)	(4.71	)(d)(e)	25.05	(8.60)	10.90

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.82	(f)	0.80		0.82		0.82	0.81	0.81
Net ratio of expenses to average net assets (%) (g)	0.78	(f)	0.77		0.79		0.80	0.81	0.81
Ratio of net investment income (loss) to average net assets (%)	2.50	(f)	1.47		4.05		2.33	2.44	1.91
Portfolio turnover rate (%)	48	(c)	70		93		77	106	91
Net assets, end of period (in millions)	$23.9		$31.8		$26.9		$31.3	$27.9	$35.1

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Generally accepted accounting principles may require adjustments to be made to the net assets of the Portfolio at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the returns reported in the portfolio manager commentary section of this report.
(e)	Includes gains from settlement of security litigations; excluding these gains, the total return for Class A, Class B and Class E would have been 33.99%, 33.71% and 33.85% for the year ended December 31, 2021, and (4.70)%, (4.93)% and (4.88)% for the year ended December 31, 2020, respectively.
(f)	Computed on an annualized basis.
(g)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

CBRE Global Real Estate Portfolio

Notes to Financial Statements—June 30, 2022 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-four series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is CBRE Global Real Estate Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A, B and E shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2022 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946- Financial Services- Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued in reference to similar instruments traded on active markets are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from third-party pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost

BHFTI-13

Brighthouse Funds Trust I

CBRE Global Real Estate Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

In December 2020, the Securities and Exchange Commission adopted Rule 2a-5, Good Faith Determinations of Fair Value, under the 1940 Act, which is intended to address valuation practices and the role of the board of directors with respect to the fair value of the investments of a registered investment company. Among other things, Rule 2a-5 will permit the Portfolio’s Board to designate the Portfolio’s primary investment adviser to perform the Portfolio’s fair value determinations, which will be subject to the Board’s oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the investment adviser’s fair value determinations. Compliance with Rule 2a-5 will be required beginning in September 2022. The Portfolio’s valuation policies and related practices may be impacted as the Portfolio comes into compliance with Rule 2a-5.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

In consideration of recent decisions rendered by European courts, the Portfolio has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (“EU”) countries. These filings are subject to various administrative and judicial

BHFTI-14

Brighthouse Funds Trust I

CBRE Global Real Estate Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

proceedings within these countries. During the six months ended June 30, 2022, the Portfolio received EU tax reclaim payments in the amount of $217,214 that were not previously accrued for due to uncertainty of collectability. Such amount is included in dividends on the Statement of Operations. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed. As of June 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2022, the Portfolio had direct investments in repurchase agreements with a gross value of $4,132,718. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $39,436,255. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2022.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur, any interest earned, and any dividends declared during the term of the loan, would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio generally receives cash, U.S. Government securities, letters of credit, or other collateral deemed appropriate by the Adviser. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, including repurchase agreements with respect to equity securities, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. The value of the securities on loan may change each business day. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2022 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2022 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2022.

BHFTI-15

Brighthouse Funds Trust I

CBRE Global Real Estate Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

All securities on loan are classified as Common Stocks in the Portfolio’s Schedule of Investments as of June 30, 2022. For all securities on loan, the remaining contractual maturity of the agreements is overnight and continuous.

Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with Capital Institutional Services, Inc. (“CAPIS”). Under this arrangement, the Portfolio directs certain trades to CAPIS in return for a recapture credit. CAPIS issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as broker commission recapture on the Statement of Operations of the Portfolio. Additionally, these amounts have been excluded from the calculation of the net ratio of expenses to average net assets presented in the Financial Highlights for each share class.

3. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the COVID-19 pandemic. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The COVID-19 pandemic has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this pandemic, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. At this time, it is still not possible to estimate the severity or duration of the COVID-19 pandemic, including the severity, duration and frequency of any additional “waves” or emerging variants of COVID-19. It is also still not possible to estimate the duration or frequency of the utilization of any therapeutic treatments and vaccines for COVID-19 or variants thereof. It is likewise still not possible to predict or estimate the longer-term effects of the COVID-19 pandemic, or any actions taken to contain or address the pandemic, on the Portfolios, the financial markets, and economy at large. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

In late February 2022, Russian military forces invaded Ukraine, significantly amplifying already existing geopolitical tensions among Russia, Ukraine, Europe, NATO, and the West. Russia’s invasion, the responses of countries and political bodies to Russia’s actions, and the potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities such as oil and natural gas. Following Russia’s actions, various countries, including the U.S., Canada, the United Kingdom, Germany, and France, as well as the European Union, issued broad-ranging economic sanctions against Russia. Sanctions threatened or imposed by these jurisdictions, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or the Portfolio. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Portfolio. Sanctions, or the threat of new or modified sanctions, could impair the ability of the Portfolio to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Portfolio, even if the Portfolio does not have direct exposure to securities of Russian issuers.

BHFTI-16

Brighthouse Funds Trust I

CBRE Global Real Estate Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Foreign Investment Risk: The investments by the Portfolio in foreign securities, whether direct or indirect, involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation, unexpected market closures or other political, social or economic developments, such as the imposition of economic sanctions against one or more countries, organizations, entities and/or individuals, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, which is the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In 2017, the UK Financial Conduct Authority (FCA) announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. dollar LIBOR and the Sterling Overnight Interbank Average Rate for GBP LIBOR). Various financial industry groups have been planning for the transition away from LIBOR and markets are developing in response to these new rates, but there are concerns around liquidity of the new rates and obstacles to converting certain securities and transactions to new rates. Neither the effect of the transition process nor its ultimate success can yet be known. The transition away from and eventual elimination of LIBOR may adversely affect the interest rates on, and liquidity and value of, certain assets and liabilities of the Portfolio that are tied to LIBOR. These may include bank loans, floating rate securities, structured securities (including asset-backed and mortgage-backed securities), other debt securities, derivatives, and financing transactions tied to LIBOR, particularly insofar as the documentation governing such instruments does not include “fall back” provisions addressing the transition from LIBOR. The effect of any changes to, or discontinuation of, LIBOR on the Portfolio will vary depending on, among other things (1) existing fallback or termination provisions in individual contracts and (2) the extent to which industry participants adopt new reference rates and fallbacks for both legacy and new products and instruments. The Subadviser may have discretion to determine a successor or substitute reference rate, including any price or other adjustments to account for differences between the successor or substitute reference rate and previous rate. Such successor or substitute reference rate and any adjustments selected may negatively impact the Portfolio’s investments, performance or financial condition, and may expose the Portfolio to additional tax, accounting and regulatory risks. The transition away from LIBOR may affect the value, liquidity or return on certain Portfolio investments and may result in costs incurred in connection with closing out positions and entering into new trades, adversely impacting the Portfolio’s overall financial condition or results of operations. It is difficult to predict the full impact of the transition away from LIBOR and the adoption of alternative reference rates on the Portfolio.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

BHFTI-17

Brighthouse Funds Trust I

CBRE Global Real Estate Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2022 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$568,351,246	$0	$621,338,293

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2022	% per annum	Average Daily Net Assets
$3,622,450	0.700%	First $200 million
	0.650%	$200 million to $750 million
	0.550%	Over $750 million

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. CBRE Investment Management Listed Real Assets LLC is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, the Adviser has agreed, for the period April 29, 2022 to April 30, 2023, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows.

% per annum reduction	Average Daily Net Assets
0.050%	First $200 million
0.050%	$250 million to $750 million
0.050%	Over $1 billion

An identical agreement was in effect for the period April 30, 2021 to April 29, 2022 Amounts waived for the six months ended June 30, 2022 are shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2022 are shown as Distribution and service fees in the Statement of Operations.

BHFTI-18

Brighthouse Funds Trust I

CBRE Global Real Estate Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. During the six months ended June 30, 2022, deferred compensation losses exceeded accrued Trustees’ fees and expenses. As such, changes in the value of participants’ deferral accounts in excess of the Trustees’ fees and expenses are reflected as a component of Miscellaneous expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

7. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2022 was as follows:

Cost basis of investments	$143,473,994

Gross unrealized appreciation	42,130,589
Gross unrealized (depreciation)	(126,779,118)

Net unrealized appreciation (depreciation)	$(84,648,529)

The tax character of distributions paid for the years ended December 31, 2021 and 2020 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2021	2020	2021	2020	2021	2020
$39,543,111	$52,759,259	$—	$23,408,889	$39,543,111	$76,168,148

As of December 31, 2021, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation (Depreciation)	Accumulated Capital Losses	Total
$69,448,358	$78,334,174	$263,717,921	$—	$411,500,453

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2021, the Portfolio had no accumulated capital losses.

During the year ended December 31, 2021, the Portfolio utilized accumulated short-term capital losses $48,324,974 and accumulated long-term capital losses of $13,763,438.

8. Recent Accounting Pronouncement

In January 2021, the FASB issued Accounting Standards Update No. 2021-01 (“ASU 2021-01”), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, as regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in

BHFTI-19

Brighthouse Funds Trust I

CBRE Global Real Estate Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

this update are effective through December 31, 2022, for all entities. The expedients and exceptions provided by the amendments do not apply to contract modifications and hedging relationships entered into or evaluated after December 31, 2022, except for hedging transactions as of December 31, 2022, that an entity has elected certain optional expedients for and that are retained through the end of the hedging relationship. Management expects that the adoption of the guidance will not have a material impact on the Portfolio’s financial statements.

BHFTI-20

Brighthouse Funds Trust I

CBRE Global Real Estate Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

For the period April 1, 2021 through March 31, 2022, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-21

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Managed By Harris Associates L.P.

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2022, the Class A, B and E shares of the Harris Oakmark International Portfolio returned -19.16%, -19.31%, and -19.28%, respectively. The Portfolio’s benchmark, the MSCI EAFE Index¹, returned -19.57%.

MARKET ENVIRONMENT / CONDITIONS

In early 2022, a variety of macroeconomic concerns ranging from inflation fears to supply chain disruptions to the emergence of yet another COVID-19 variant (Omicron) took hold. Later, Russia’s invasion of Ukraine prompted additional unease among investors. In particular, major U.S. stock benchmarks delivered their worst quarterly performance since the onset of the pandemic. Throughout the first quarter, countries responded with sanctions on Russia in a nearly unified condemnation of the invasion. In China, concerns that its ties to Russia could result in sanctions from the U.S. pressured share prices in the country. However, a meeting of China’s State Council late in the first quarter effectively alleviated unease regarding its economic climate, given the body’s pledge to support economic growth and stability. Meanwhile, supply concerns stemming from the conflict sent prices of West Texas Intermediate crude oil in excess of $120 per barrel.

Decision making regarding monetary policies dominated financial headlines towards the end of the first quarter and throughout the second quarter. As expected, in March the U.S. Federal Reserve (the “Fed”) raised interest rates by a quarter point for the first time since 2018. In the following days, Fed Chairman Jerome Powell indicated that inflationary concerns further fueled by the crisis in Ukraine that led to a 7.9% increase in the Consumer Price Index (“CPI”) in February could lead to a more than one quarter of a percentage point hike at upcoming meetings. Ultimately, the Fed raised interest rates by another half point in May and by an additional 75 basis points in June. In the U.K., the Bank of England raised interest rates by 25 basis points in both May and June. President of the European Central Bank (the “ECB”) Christine Lagarde pointed to a slower pace of rate hikes, despite a 5.9% inflation reading in February and a 7.5% inflation reading in March in the region. However, the ECB eventually declared its intent to raise its rates by 25 basis points at its next meeting in July as the CPI reading showed a record 8.1% growth in May in the eurozone. In contrast, the Bank of Japan maintained its loose monetary policy and the yen sank to a more than 20-year low as other major economies took opposing measures.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The Portfolio outperformed its benchmark, the MSCI EAFE Index, during the first half of 2022, owing to stock selection, while country weightings produced a negative effect. Holdings in China, the Netherlands and Germany supplied the largest positive relative performance for the period. Conversely, holdings in the U.K. and South Korea delivered the worst relative returns for the full six months, followed by a lack of exposure to Hong Kong.

Individual holdings Bayer (Germany) and Glencore (Switzerland) had the most positive impact on performance during the period. Bayer reported strong earnings results for 2021, in our view, with growth exceeding expectations across divisions. Notably, the crop science division delivered 11% growth, staging a robust recovery following two years of an agriculture downcycle and competitive challenges. Management’s increased guidance for crop sciences in 2022 calls for 7% organic growth and a 25-26% margin. In the pharmaceuticals division, revenue growth of more than 7% also bested expectations, supported by a strong recovery of Eylea, continued growth of Xarelto and the ramp of new products. Moreover, Bayer’s pipeline enjoyed notable successes in the period, including a favorable read-out for cancer drug Nubeqa. We spoke with Bayer Chief Financial Officer (“CFO”) Wolfgang Nickl, who noted that tailwinds were robust in the business today. Notably, he expressed confidence in both the pricing and competitive backdrop in the crop sciences business, as rate increases are layering into sales growth and cost cuts begin to come through. Bayer’s first quarter earnings report showed strength, in our view, surpassing consensus estimates across the board. In the crop business, growth accelerated 60% from herbicides as industry-wide capacity shortages led to windfall pricing and volume share gains for the company. However, supply and demand for glyphosate is expected to normalize in the second half of 2022. Without the tailwind from herbicides, the crop business still grew over 10% in the first quarter of 2022 and margins improved ahead of forecasts as well. Strong consumer growth persisted and finished the first quarter 27% above pre-COVID-19 levels. The pharma segment was the weakest, as sales were pressured by volume-based pricing impacts on Xarelto.

In our view, Glencore delivered a solid fiscal year 2021 earnings report as financial metrics improved materially year-over-year. In the marketing segment, earnings handily bested expectations ($3.7 billion vs. $3.5 billion). In metals, earnings increased to $2.5 billion from $1.7 billion for the year-ago period due to strong demand, supply constraints and inventory drawdowns. We met with Chief Executive Officer (“CEO”) Gary Nagle and CFO Steve Kalmin to discuss the massive impact the crisis in Ukraine is having on Glencore’s markets. As customers bypass Russian oil, natural gas and coal, the tightened supply translated to large price increases. In particular, European nations are buying coal at elevated prices as a replacement for Russian natural gas, leading to stronger than expected free cash flow. Management also noted that the company has 27 assets either in sale processes or under consideration on top of the nine assets already sold as part of the portfolio simplification. In April 2022, the company’s first-quarter production report showed strong performance from coal, which we found important given the high prices in the first quarter. Later, Glencore reached settlements for the U.S., U.K. and Brazil investigations with figures that look to align with the $1.5 billion provision from fiscal year 2021. We appreciate that Glencore is in strong financial shape in terms of its balance sheet and current cash flow generation.

BHFTI-1

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Managed By Harris Associates L.P.

Portfolio Manager Commentary*—(Continued)

Credit Suisse Group (Switzerland) and Continental (Germany) had the largest negative impact on performance during the period. Early in the first quarter of 2022, we were disappointed to see the departure of Chairman Antonio Horta-Osorio from Credit Suisse, given his talents and the restructuring plan he initiated at Credit Suisse. Later, the company delivered a disappointing fiscal year 2021 earnings report as a Swiss Franc (“CHF”) 1.6 billion non-cash goodwill impairment exceeded our expectations and pressured results. Also of concern was the company’s weakened revenue generation as underlying fourth-quarter 2021 revenues declined CHF 860 million from the year-ago period, due primarily to weakness in the investment banking division. Management provided limited guidance for 2022, but reiterated that it would be a transition year, with expectations for about CHF 17 billion in adjusted operating expenditures for the fiscal year. Credit Suisse’s first-quarter 2022 earnings report showed soft headline figures and numerous one-time items. The results also reflected massive de-risking as the company continues to reallocate capital from the higher risk investment bank into the lower risk wealth management divisions. On the management changes, the departures of long-time CFO David Mathers and General Counsel Romeo Cerutti were expected. CEO Thomas Gottstein indicated that Mathers would stay in the role until a replacement was found and a subsequent general counsel (Markus Diethelm, formerly of UBS Group AG) was already secured. Credit Suisse also took CHF 650 million in litigation expenses in the first quarter of 2022. Overall, we find that Credit Suisse possesses a high quality franchise with a solid balance sheet. While recent results have been a bit disappointing and we understand that 2022 will be a transition year, we believe that the problems surfacing today are legacy issues and that Credit Suisse is taking the proper corrective action to improve its franchise. We remain hopeful that with the various management enhancements mentioned, especially in the areas of risk control and compliance, that Credit Suisse will live up to its potential and avoid the pitfalls of the past. In the appointment of Axel Lehmann as the new chairman, we hope with his experience, along with a timely execution of this new strategic plan, that Credit Suisse will not only be strengthened but revitalized.

Continental’s share price sank ahead of the release of its fiscal year 2021 earnings report, though results largely aligned with analysts’ estimates. However, its fiscal year 2022 guidance called for a disappointing level of margin improvement due to significant inflation across the company’s businesses. In addition, most of Continental’s revenue is tied to the level of light vehicle production (“LVP”) and estimates for LVP are falling due to the Russia-Ukraine war and resulting supply chain disruptions. Despite reports earlier in the first quarter of 2022 suggesting the company would split into four subdivisions, new CFO Katja Dürrfeld denied these reports in March. We spoke to Dürrfeld in January and again in March. We believe that the new management team represents an improvement for Continental and is making a significant push to enhance performance at the company. Later, the company revealed encouraging first-quarter 2022 earnings figures given the difficult backdrop and modestly reduced guidance accounting for the adverse impacts from the war in Ukraine. ContiTech and the tires business both met headwinds from raw material inflation and logistics issues. Adjustments in pricing and product mix have aided the company’s results as it navigates the tough environment. Following the release, we again spoke with CFO Dürrfeld who shared that Continental was making progress in its attempts to push through price increases to original equipment manufacturers, with multiple already accepting “sustainable price increases”, versus one-off payments, that she is very pleased with. We believe another point of emphasis is the need for the company to take additional actions on costs. In the automotive segment, the restructuring plan is progressing and Dürrfeld also sees room for increased efficiency in research and development.

The effect of currency hedging on the Portfolio’s return was largely neutral, contributing 0.11% for the period. Currencies hedged in the Portfolio for the reporting period included the Swiss Franc. We phased out our hedge on the Swiss Franc during the reporting period.

At period end, the Portfolio held 64 securities across a variety of countries and industries. During the first half of 2022, we initiated new positions in adidas (Germany), Edenred (France), Kering (France), Philips (Netherlands) and Siemens (Germany). We eliminated positions in Bank Mandiri (Indonesia), preferred shares of Henkel (Germany), class C shares of Liberty Global (U.K.), Naspers (South Africa) and Vitesco Technologies Group (Germany).

As of June 30, 2022, the Portfolio was most heavily weighted in Germany (26%), the U.K. (15%) and France (14%). The Portfolio’s exposure to companies headquartered in emerging market countries totaled roughly 8%.

As of June 30, 2022, the Portfolio was most heavily weighted in the Consumer Discretionary (28%), Financials (21%) and Industrials

BHFTI-2

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Managed By Harris Associates L.P.

Portfolio Manager Commentary*—(Continued)

(12%) sectors. Consumer Staples (6%) had the smallest sector weight. The Portfolio had no exposure to Energy, Real Estate or Utilities shares at the end of the period.

David G. Herro

Michael L. Manelli

Portfolio Managers

Harris Associates L.P.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

BHFTI-3

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

A $10,000 INVESTMENT COMPARED TO THE MSCI EAFE INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2022

	6 Month	1 Year	5 Year	10 Year
Harris Oakmark International Portfolio
Class A	-19.16	-22.63	-0.36	6.16
Class B	-19.31	-22.86	-0.61	5.89
Class E	-19.28	-22.80	-0.52	6.00
MSCI EAFE Index	-19.57	-17.77	2.20	5.40

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2022

Top Holdings

% of Net Assets
Prosus NV	3.8
Lloyds Banking Group plc	3.1
Intesa Sanpaolo S.p.A.	3.1
BNP Paribas S.A.	3.0
Bayerische Motoren Werke AG	2.7
Allianz SE	2.7
Bayer AG	2.6
Alibaba Group Holding, Ltd.	2.5
Mercedes-Benz Group AG	2.5
Continental AG	2.5

Top Countries

% of Net Assets
Germany	25.3
United Kingdom	14.6
France	13.7
Switzerland	9.8
China	8.1
Sweden	4.5
Netherlands	3.3
Italy	3.2
South Korea	2.6
Canada	2.3

BHFTI-4

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2022 through June 30, 2022.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Harris Oakmark International Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period** January 1, 2022 to June 30, 2022
Class A (a)	Actual	0.76%	$1,000.00	$808.40	$3.41
	Hypothetical*	0.76%	$1,000.00	$1,021.03	$3.81

Class B (a)	Actual	1.01%	$1,000.00	$806.90	$4.52
	Hypothetical*	1.01%	$1,000.00	$1,019.79	$5.06

Class E (a)	Actual	0.91%	$1,000.00	$807.20	$4.08
	Hypothetical*	0.91%	$1,000.00	$1,020.28	$4.56

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 6 of the Notes to Financial Statements.

BHFTI-5

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—95.5% of Net Assets

Security Description	Shares	Value

Australia—1.8%
Brambles, Ltd.	2,643,300	$19,525,681
Orica, Ltd.	1,981,759	21,532,047

		41,057,728

Belgium—1.8%
Anheuser-Busch InBev S.A.	784,200	42,301,725

Canada—2.3%
Open Text Corp. (a)	853,600	32,288,521
Restaurant Brands International, Inc.	424,320	21,279,648

		53,568,169

China—8.1%
Alibaba Group Holding, Ltd. (b)	4,119,600	58,764,906
Prosus NV (b)	1,337,203	88,373,489
Trip.com Group, Ltd. (b)	498,000	13,893,835
Vipshop Holdings, Ltd. (ADR) (a) (b)	2,823,500	27,924,415

		188,956,645

Finland—0.7%
UPM-Kymmene Oyj	496,300	15,181,244

France—13.7%
Accor S.A. (b)	1,469,490	40,357,904
BNP Paribas S.A.	1,447,975	68,942,348
Capgemini SE	128,930	22,295,742
Danone S.A.	539,300	30,308,054
Edenred	417,200	19,769,233
Kering S.A.	44,604	23,174,390
Publicis Groupe S.A.	776,554	38,337,399
Valeo	1,550,700	30,351,648
Worldline S.A. (b)	1,199,200	44,361,842

		317,898,560

Germany—25.3%
adidas AG	216,300	38,255,086
Allianz SE	325,500	62,136,019
Bayer AG	1,010,360	60,029,035
Bayerische Motoren Werke AG	810,507	62,398,586
Continental AG	824,690	57,470,116
Daimler Truck Holding AG (b)	1,405,870	36,691,624
Fresenius Medical Care AG & Co. KGaA	671,000	33,512,495
Fresenius SE & Co. KGaA	1,350,000	40,905,312
Henkel AG & Co. KGaA	548,909	33,592,275
Mercedes-Benz Group AG	1,011,293	58,523,406
SAP SE	472,700	43,064,230
Siemens AG	327,000	33,281,281
ThyssenKrupp AG (b)	4,680,300	26,553,641

		586,413,106

Ireland—1.3%
Ryanair Holdings plc (ADR) (b)	466,970	31,403,732

Italy—3.2%
Intesa Sanpaolo S.p.A.	403,400	$751,126
Intesa Sanpaolo S.p.A. (a)	38,646,800	72,663,366

		73,414,492

Japan—1.5%
Komatsu, Ltd.	762,600	16,976,218
Toyota Motor Corp.	1,116,800	17,199,504

		34,175,722

Mexico—0.9%
Grupo Televisa S.A.B. (ADR)	2,656,508	21,730,235

Netherlands—3.3%
EXOR NV	755,252	47,401,386
Koninklijke Philips NV (a)	1,335,898	28,985,578

		76,386,964

South Korea—1.3%
NAVER Corp.	158,700	29,443,338

Spain—1.4%
Amadeus IT Group S.A. (b)	570,200	32,036,306

Sweden—4.5%
H & M Hennes & Mauritz AB - B Shares (a)	3,325,600	39,759,664
SKF AB - B Shares	2,351,333	34,642,502
Volvo AB - B Shares	1,947,291	30,184,259

		104,586,425

Switzerland—9.8%
Cie Financiere Richemont S.A. - Class A	118,447	12,614,139
Credit Suisse Group AG (b)	9,307,834	52,998,962
Glencore plc (b)	8,850,665	47,960,597
Holcim, AG (b)	1,072,348	45,931,651
Novartis AG	424,100	35,875,421
Roche Holding AG	35,400	11,817,499
Swatch Group AG (The) - Bearer Shares	84,780	20,117,354

		227,315,623

United Kingdom—14.6%
CNH Industrial NV	3,560,100	41,319,879
Compass Group plc	638,000	13,061,680
Informa plc (b)	3,308,949	21,324,517
Liberty Global plc - Class A (a) (b)	1,629,400	34,298,870
Lloyds Banking Group plc	141,174,600	72,819,656
NatWest Group plc	6,677,001	17,761,900
Prudential plc	2,814,800	35,013,252
Reckitt Benckiser Group plc	271,800	20,415,178
Rolls-Royce Holdings plc (b)	7,953,365	8,043,365
Schroders plc	1,187,984	38,682,721
Smiths Group plc	756,309	12,897,428
WPP plc	2,385,134	23,968,784

		339,607,230

Total Common Stocks (Cost $2,506,868,163)		2,215,477,244

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Preferred Stock—1.3%

Security Description	Shares/ Principal Amount*	Value

South Korea—1.3%
Samsung Electronics Co., Ltd. (Cost $42,538,915)	743,300	$29,822,549

Short-Term Investment—3.1%

Repurchase Agreement—3.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/22 at 0.350%, due on 07/01/22 with a maturity value of $71,491,902; collateralized by U.S. Treasury Note at 3.000%, maturing 06/30/24, with a market value of $72,921,037.	71,491,207	71,491,207

Total Short-Term Investments (Cost $71,491,207)		71,491,207

Securities Lending Reinvestments (c)—3.1%

Commercial Paper—0.1%
Liberty Street Funding LLC 1.550%, 07/01/22	2,000,000	1,999,904

Repurchase Agreements—2.6%
Cantor Fitzgerald & Co. Repurchase Agreement dated 06/30/22 at 1.550%, due on 07/01/22 with a maturity value of $10,000,431; collateralized by U.S. Government Agency Obligations with rates ranging from 0.295% - 8.000%, maturity dates ranging from 09/15/22 - 02/20/72, and an aggregate market value of $10,200,000.	10,000,000	10,000,000
National Bank Financial, Inc. Repurchase Agreement dated 06/30/22 at 1.570%, due on 07/01/22 with a maturity value of $10,000,436; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.375%, maturity dates ranging from 09/22/22 - 11/15/48, and an aggregate market value of $10,214,034.	10,000,000	10,000,000
National Bank of Canada Repurchase Agreement dated 06/30/22 at 1.570%, due on 07/07/22 with a maturity value of $6,001,832; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.375%, maturity dates ranging from 07/31/22 - 08/15/51, and an aggregate market value of $6,128,418.	6,000,000	6,000,000
Natwest Markets Securities, Inc. Repurchase Agreement dated 06/30/22 at 1.480%, due on 07/01/22 with a maturity value of $4,196,464; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 07/05/22 - 11/15/49, and an aggregate market value of $4,280,394.	4,196,292	4,196,292

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 06/30/22 at 1.500%, due on 07/01/22 with a maturity value of $6,300,263; collateralized by U.S. Treasury Obligations with rates ranging from 0.375% - 3.000%, maturity dates ranging from 10/31/22 - 08/15/48, and an aggregate market value of $6,428,410.	6,300,000	6,300,000
Repurchase Agreement dated 06/30/22 at 1.500%, due on 07/01/22 with a maturity value of $1,400,058; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 01/31/23 - 02/15/32, and an aggregate market value of $1,428,536.	1,400,000	1,400,000
Repurchase Agreement dated 06/30/22 at 1.600%, due on 07/01/22 with a maturity value of $2,000,089; collateralized by various Common Stock with an aggregate market value of $2,222,744.	2,000,000	2,000,000
Repurchase Agreement dated 06/30/22 at 1.620%, due on 07/01/22 with a maturity value of $1,825,829; collateralized by various Common Stock with an aggregate market value of $2,029,084.	1,825,746	1,825,746
Repurchase Agreement dated 06/30/22 at 1.660%, due on 07/01/22 with a maturity value of $2,000,092; collateralized by various Common Stock with an aggregate market value of $2,223,652.	2,000,000	2,000,000
Repurchase Agreement dated 06/30/22 at 1.670%, due on 07/07/22 with a maturity value of $800,260; collateralized by various Common Stock with an aggregate market value of $889,461.	800,000	800,000
TD Prime Services LLC Repurchase Agreement dated 06/30/22 at 1.650%, due on 07/01/22 with a maturity value of $15,000,688; collateralized by various Common Stock with an aggregate market value of $16,500,756.	15,000,000	15,000,000

		59,522,038

Time Deposits—0.1%
Credit Agricole Corp. & Investment Bank (NY) 1.560%, 07/01/22	1,000,000	1,000,000
First Abu Dhabi Bank USA NV 1.570%, 07/01/22	2,000,000	2,000,000

		3,000,000

Mutual Funds—0.3%
Allspring Government Money Market Fund, Select Class 1.270% (d)	3,000,000	3,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares 1.320% (d)	5,000,000	5,000,000

		8,000,000

Total Securities Lending Reinvestments (Cost $72,522,038)		72,521,942

Total Investments—103.0% (Cost $2,693,420,323)		2,389,312,942
Other assets and liabilities (net)—(3.0)%		(69,106,802)

Net Assets—100.0%		$2,320,206,140

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of June 30, 2022, the market value of securities loaned was $66,383,609 and the collateral received consisted of cash in the amount of $72,521,952 and non-cash collateral with a value of $94,220. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2022.
(d)	The rate shown represents the annualized seven-day yield as of June 30, 2022.

Ten Largest Industries as of June 30, 2022 (Unaudited)	% of Net Assets
Banks	10.0
Internet & Direct Marketing Retail	7.5
Machinery	6.9
Automobiles	6.0
IT Services	5.1
Pharmaceuticals	4.6
Insurance	4.2
Textiles, Apparel & Luxury Goods	4.1
Capital Markets	4.0
Hotels, Restaurants & Leisure	3.8

Glossary of Abbreviations

Other Abbreviations

(ADR)—	American Depositary Receipt

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$41,057,728	$—	$41,057,728
Belgium	—	42,301,725	—	42,301,725
Canada	53,568,169	—	—	53,568,169
China	27,924,415	161,032,230	—	188,956,645
Finland	—	15,181,244	—	15,181,244
France	—	317,898,560	—	317,898,560
Germany	—	586,413,106	—	586,413,106
Ireland	31,403,732	—	—	31,403,732
Italy	—	73,414,492	—	73,414,492
Japan	—	34,175,722	—	34,175,722
Mexico	21,730,235	—	—	21,730,235
Netherlands	—	76,386,964	—	76,386,964
South Korea	—	29,443,338	—	29,443,338
Spain	—	32,036,306	—	32,036,306
Sweden	—	104,586,425	—	104,586,425
Switzerland	—	227,315,623	—	227,315,623
United Kingdom	34,298,870	305,308,360	—	339,607,230
Total Common Stocks	168,925,421	2,046,551,823	—	2,215,477,244
Total Preferred Stock*	—	29,822,549	—	29,822,549
Total Short-Term Investment*	—	71,491,207	—	71,491,207
Securities Lending Reinvestments
Commercial Paper	—	1,999,904	—	1,999,904
Repurchase Agreements	—	59,522,038	—	59,522,038
Time Deposits	—	3,000,000	—	3,000,000
Mutual Funds	8,000,000	—	—	8,000,000
Total Securities Lending Reinvestments	8,000,000	64,521,942	—	72,521,942
Total Investments	$176,925,421	$2,212,387,521	$—	$2,389,312,942

Collateral for Securities Loaned (Liability)	$—	$(72,521,952)	$—	$(72,521,952)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets
Investments at value (a) (b)	$2,389,312,942
Cash denominated in foreign currencies (c)	2,381,455
Receivable for:
Investments sold	8,097,200
Fund shares sold	7,591
Dividends and interest	3,406,539

Total Assets	2,403,205,727
Liabilities
Collateral for securities loaned	72,521,952
Payables for:
Investments purchased	6,894,652
Fund shares redeemed	894,863
Accrued Expenses:
Management fees	1,454,055
Distribution and service fees	168,077
Deferred trustees’ fees	167,434
Other expenses	898,554

Total Liabilities	82,999,587

Net Assets	$2,320,206,140

Net Assets Consist of:
Paid in surplus	$2,683,050,970
Distributable earnings (Accumulated losses)	(362,844,830)

Net Assets	$2,320,206,140

Net Assets
Class A	$1,523,842,218
Class B	734,765,683
Class E	61,598,239
Capital Shares Outstanding*
Class A	141,399,922
Class B	70,030,502
Class E	5,808,860
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$10.78
Class B	10.49
Class E	10.60

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $2,693,420,323.
(b)	Includes securities loaned at value of $66,383,609.
(c)	Identified cost of cash denominated in foreign currencies was $2,386,331.

Statement of Operations

Six Months Ended June 30, 2022 (Unaudited)

Investment Income
Dividends (a)	$53,590,382
Interest	18,604
Securities lending income	381,448

Total investment income	53,990,434
Expenses
Management fees	10,230,354
Administration fees	52,843
Custodian and accounting fees	362,883
Distribution and service fees—Class B	1,059,969
Distribution and service fees—Class E	54,224
Audit and tax services	25,242
Legal	20,427
Shareholder reporting	39,963
Insurance	11,391
Miscellaneous (b)	44,070

Total expenses	11,901,366
Less management fee waiver	(685,830)

Net expenses	11,215,536

Net Investment Income	42,774,898

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on :
Investments	14,941,974
Foreign currency transactions	(964,091)
Forward foreign currency transactions	2,850,315

Net realized gain (loss)	16,828,198

Net change in unrealized appreciation (depreciation) on:
Investments	(612,451,044)
Foreign currency transactions	(112,172)
Forward foreign currency transactions	523,705

Net change in unrealized appreciation (depreciation)	(612,039,511)

Net realized and unrealized gain (loss)	(595,211,313)

Net Increase (Decrease) in Net Assets From Operations	$(552,436,415)

(a)	Net of foreign withholding taxes of $7,161,021.
(b)	Includes $19,894 in Trustees’ fees and expenses and $21,639 in deferred Trustee compensation losses.

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$42,774,898	$54,178,326
Net realized gain (loss)	16,828,198	260,992,557
Net change in unrealized appreciation (depreciation)	(612,039,511)	(48,190,387)

Increase (decrease) in net assets from operations	(552,436,415)	266,980,496

From Distributions to Shareholders
Class A	(126,527,645)	(16,654,085)
Class B	(60,626,449)	(6,354,518)
Class E	(5,121,190)	(637,461)

Total distributions	(192,275,284)	(23,646,064)

Increase (decrease) in net assets from capital share transactions	75,156,113	(443,525,508)

Total increase (decrease) in net assets	(669,555,586)	(200,191,076)

Net Assets
Beginning of period	2,989,761,726	3,189,952,802

End of period	$2,320,206,140	$2,989,761,726

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Value	Shares	Value
Class A
Sales	1,482,672	$19,059,361	3,487,929	$51,901,386
Reinvestments	11,378,385	126,527,645	1,059,420	16,654,085
Redemptions	(6,363,201)	(90,939,036)	(24,023,336)	(344,356,382)

Net increase (decrease)	6,497,856	$54,647,970	(19,475,987)	$(275,800,911)

Class B
Sales	1,708,801	$21,166,406	3,430,005	$48,989,947
Reinvestments	5,598,010	60,626,449	414,786	6,354,518
Redemptions	(4,752,190)	(62,013,929)	(14,901,443)	(211,892,775)

Net increase (decrease)	2,554,621	$19,778,926	(11,056,652)	$(156,548,310)

Class E
Sales	207,651	$2,881,584	532,801	$7,542,144
Reinvestments	468,116	5,121,190	41,180	637,461
Redemptions	(551,852)	(7,273,557)	(1,345,518)	(19,355,892)

Net increase (decrease)	123,915	$729,217	(771,537)	$(11,176,287)

Increase (decrease) derived from capital shares transactions		$75,156,113		$(443,525,508)

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$14.50		$13.45	$13.61	$12.16	$16.92	$13.18

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.22		0.27	0.07	0.42	0.33	0.30
Net realized and unrealized gain (loss)	(2.97)		0.91	0.43	2.40	(4.13)	3.72

Total income (loss) from investment operations	(2.75)		1.18	0.50	2.82	(3.80)	4.02

Less Distributions
Distributions from net investment income	(0.30)		(0.13)	(0.37)	(0.33)	(0.31)	(0.28)
Distributions from net realized capital gains	(0.67)		0.00	(0.29)	(1.04)	(0.65)	0.00

Total distributions	(0.97)		(0.13)	(0.66)	(1.37)	(0.96)	(0.28)

Net Asset Value, End of Period	$10.78		$14.50	$13.45	$13.61	$12.16	$16.92

Total Return (%) (b)	(19.16	)(c)	8.66	5.37	24.83	(23.73)	30.78

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.81	(d)	0.81	0.81	0.81	0.81	0.81
Net ratio of expenses to average net assets (%) (e)	0.76	(d)	0.75	0.78	0.80	0.79	0.79
Ratio of net investment income (loss) to average net assets (%)	3.31	(d)	1.82	0.60	3.26	2.14	1.93
Portfolio turnover rate (%)	18	(c)	31	48	35	43	36
Net assets, end of period (in millions)	$1,523.8		$1,956.0	$2,075.7	$1,946.6	$1,670.5	$2,009.0

	Class B
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$14.12		$13.10	$13.27	$11.88	$16.56	$12.91

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.20		0.23	0.04	0.38	0.29	0.25
Net realized and unrealized gain (loss)	(2.90)		0.88	0.42	2.34	(4.05)	3.65

Total income (loss) from investment operations	(2.70)		1.11	0.46	2.72	(3.76)	3.90

Less Distributions
Distributions from net investment income	(0.26)		(0.09)	(0.34)	(0.29)	(0.27)	(0.25)
Distributions from net realized capital gains	(0.67)		0.00	(0.29)	(1.04)	(0.65)	0.00

Total distributions	(0.93)		(0.09)	(0.63)	(1.33)	(0.92)	(0.25)

Net Asset Value, End of Period	$10.49		$14.12	$13.10	$13.27	$11.88	$16.56

Total Return (%) (b)	(19.31	)(c)	8.44	5.12	24.52	(23.97)	30.43

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.06	(d)	1.06	1.06	1.06	1.06	1.06
Net ratio of expenses to average net assets (%) (e)	1.01	(d)	1.00	1.03	1.05	1.04	1.04
Ratio of net investment income (loss) to average net assets (%)	3.05	(d)	1.58	0.34	3.01	1.92	1.66
Portfolio turnover rate (%)	18	(c)	31	48	35	43	36
Net assets, end of period (in millions)	$734.8		$952.6	$1,028.8	$1,039.4	$941.9	$1,280.2

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$14.27		$13.24	$13.40	$11.99	$16.70	$13.02

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.20		0.24	0.04	0.40	0.31	0.27
Net realized and unrealized gain (loss)	(2.92)		0.90	0.44	2.36	(4.09)	3.67

Total income (loss) from investment operations	(2.72)		1.14	0.48	2.76	(3.78)	3.94

Less Distributions
Distributions from net investment income	(0.28)		(0.11)	(0.35)	(0.31)	(0.28)	(0.26)
Distributions from net realized capital gains	(0.67)		0.00	(0.29)	(1.04)	(0.65)	0.00

Total distributions	(0.95)		(0.11)	(0.64)	(1.35)	(0.93)	(0.26)

Net Asset Value, End of Period	$10.60		$14.27	$13.24	$13.40	$11.99	$16.70

Total Return (%) (b)	(19.28	)(c)	8.52	5.24	24.60	(23.86)	30.52

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.96	(d)	0.96	0.96	0.96	0.96	0.96
Net ratio of expenses to average net assets (%) (e)	0.91	(d)	0.90	0.93	0.95	0.94	0.94
Ratio of net investment income (loss) to average net assets (%)	3.13	(d)	1.68	0.42	3.12	2.05	1.75
Portfolio turnover rate (%)	18	(c)	31	48	35	43	36
Net assets, end of period (in millions)	$61.6		$81.1	$85.5	$91.2	$85.4	$125.7

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).

See accompanying notes to financial statements.

BHFTI-13

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Notes to Financial Statements—June 30, 2022 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-four series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is Harris Oakmark International Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A, B and E shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2022 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946- Financial Services- Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued in reference to similar instruments traded on active markets are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from third-party pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost

BHFTI-14

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded OTC are generally valued based upon interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

In December 2020, the Securities and Exchange Commission adopted Rule 2a-5, Good Faith Determinations of Fair Value, under the 1940 Act, which is intended to address valuation practices and the role of the board of directors with respect to the fair value of the investments of a registered investment company. Among other things, Rule 2a-5 will permit the Portfolio’s Board to designate the Portfolio’s primary investment adviser to perform the Portfolio’s fair value determinations, which will be subject to the Board’s oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the investment adviser’s fair value determinations. Compliance with Rule 2a-5 will be required beginning in September 2022. The Portfolio’s valuation policies and related practices may be impacted as the Portfolio comes into compliance with Rule 2a-5.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

BHFTI-15

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

In consideration of recent decisions rendered by European courts, the Portfolio has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (“EU”) countries. These filings are subject to various administrative and judicial proceedings within these countries. During the six months ended June 30, 2022, the Portfolio received EU tax reclaim payments in the amount of $185,371 that were not previously accrued for due to uncertainty of collectability. Such amount is included in dividends on the Statement of Operations. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed. As of June 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2022, the Portfolio had direct investments in repurchase agreements with a gross value of $71,491,207. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $59,522,038. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2022.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur, any interest earned, and any dividends declared during the term of the loan, would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio generally receives cash, U.S. Government securities, letters of credit, or other collateral deemed appropriate by the Adviser. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, including repurchase agreements with respect to equity securities, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. The value of the securities on loan may change each business day. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned

BHFTI-16

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2022 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2022 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2022.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

All securities on loan are classified as Common Stocks in the Portfolio’s Schedule of Investments as of June 30, 2022. For all securities on loan, the remaining contractual maturity of the agreements is overnight and continuous.

3. Investments in Derivative Instruments

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed-upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the valuation date, is included in the Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Portfolio may also experience losses even when such contracts are used for hedging purposes. The Portfolio’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened. The Portfolio had no open forward foreign currency exchange contracts at June 30, 2022.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2022:

Statement of Operations Location—Net Realized Gain (Loss)	Foreign Exchange
Forward foreign currency transactions	$2,850,315

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Foreign Exchange
Forward foreign currency transactions	$523,705

For the six months ended June 30, 2022, the average notional par or face amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$45,177,639

‡	Averages are based on activity levels during the period for which the amounts are outstanding.

BHFTI-17

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

4. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the COVID-19 pandemic. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The COVID-19 pandemic has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this pandemic, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. At this time, it is still not possible to estimate the severity or duration of the COVID-19 pandemic, including the severity, duration and frequency of any additional “waves” or emerging variants of COVID-19. It is also still not possible to estimate the duration or frequency of the utilization of any therapeutic treatments and vaccines for COVID-19 or variants thereof. It is likewise still not possible to predict or estimate the longer-term effects of the COVID-19 pandemic, or any actions taken to contain or address the pandemic, on the Portfolios, the financial markets, and economy at large. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

In late February 2022, Russian military forces invaded Ukraine, significantly amplifying already existing geopolitical tensions among Russia, Ukraine, Europe, NATO, and the West. Russia’s invasion, the responses of countries and political bodies to Russia’s actions, and the potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities such as oil and natural gas. Following Russia’s actions, various countries, including the U.S., Canada, the United Kingdom, Germany, and France, as well as the European Union, issued broad-ranging economic sanctions against Russia. Sanctions threatened or imposed by these jurisdictions, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or the Portfolio. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Portfolio. Sanctions, or the threat of new or modified sanctions, could impair the ability of the Portfolio to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Portfolio, even if the Portfolio does not have direct exposure to securities of Russian issuers.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the

BHFTI-18

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

broker or exchange clearing house for exchange-traded derivatives (e.g., futures contracts and exchange-traded options), while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options).

For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar master agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Portfolio the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to such counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Foreign Investment Risk: The investments by the Portfolio in foreign securities, whether direct or indirect, involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation, unexpected market closures or other political, social or economic developments, such as the imposition of economic sanctions against one or more countries, organizations, entities and/or individuals, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, which is the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In 2017, the UK Financial Conduct Authority (FCA) announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. dollar LIBOR and the Sterling Overnight Interbank Average Rate for GBP LIBOR). Various financial industry groups have been planning for the transition away from LIBOR and markets are developing in response to these new rates, but there are concerns around liquidity of the new rates and obstacles to converting certain securities and transactions to new rates. Neither the effect of the transition process nor its ultimate success can yet be known. The transition away from and eventual elimination of LIBOR may adversely affect the interest rates on, and liquidity and value of, certain assets and liabilities of the Portfolio that are tied to LIBOR. These may include bank loans, floating rate securities, structured securities (including asset-backed and mortgage-backed securities), other debt securities, derivatives, and financing transactions tied to LIBOR, particularly insofar as the documentation governing such instruments does not include “fall back” provisions addressing the transition from LIBOR. The effect of any changes to, or discontinuation of, LIBOR on the Portfolio will vary depending on, among other things (1) existing fallback or termination provisions in individual contracts and (2) the extent to which industry participants adopt new reference rates and fallbacks for both legacy and new products and instruments. The Subadviser may have discretion to determine a successor or substitute reference rate, including any price or other adjustments to account for differences between the successor or substitute reference rate and previous rate. Such successor or substitute reference rate and any adjustments selected may negatively impact the Portfolio’s investments, performance or financial condition, and may expose the Portfolio to additional tax, accounting and regulatory risks. The transition away from LIBOR may affect the value, liquidity or return on certain Portfolio investments and may result in costs incurred in connection with closing out positions and entering into new trades, adversely impacting the Portfolio’s overall financial condition or results of operations. It is difficult to predict the full impact of the transition away from LIBOR and the adoption of alternative reference rates on the Portfolio.

BHFTI-19

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2022 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$462,522,438	$0	$524,681,729

6. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2022	% per annum	Average Daily Net Assets
$10,230,354	0.850%	First $100 million
	0.800%	$100 million to $1 billion
	0.750%	Over $1 billion

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. Harris Associates L.P. is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, the Adviser has agreed, for the period April 29, 2022 to April 30, 2023, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.025%	$500 million to $1 billion
0.075%	Over $1 billion

An identical agreement was in place for the period July 1, 2021 to April 29, 2022. Amounts waived for the six months ended June 30, 2022 are shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services

BHFTI-20

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2022 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. During the six months ended June 30, 2022, deferred compensation losses exceeded accrued Trustees’ fees and expenses. As such, changes in the value of participants’ deferral accounts in excess of the Trustees’ fees and expenses are reflected as a component of Miscellaneous expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2022 was as follows:

Cost basis of investments	$2,811,567,885

Gross unrealized appreciation	160,471,289
Gross unrealized (depreciation)	(582,726,232)

Net unrealized appreciation (depreciation)	$(422,254,943)

The tax character of distributions paid for the years ended December 31, 2021 and 2020 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2021	2020	2021	2020	2021	2020
$23,646,064	$127,515,849	$—	$41,474,324	$23,646,064	$168,990,173

As of December 31, 2021, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation (Depreciation)	Accumulated Capital Losses	Total
$97,892,285	$93,953,996	$190,210,469	$—	$382,056,750

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2021, the Portfolio had no accumulated capital losses.

During the year ended December 31, 2021, the Portfolio utilized accumulated long-term capital losses of $89,892,516.

9. Recent Accounting Pronouncement

In January 2021, the FASB issued Accounting Standards Update No. 2021-01 (“ASU 2021-01”), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, as regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for

BHFTI-21

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective through December 31, 2022, for all entities. The expedients and exceptions provided by the amendments do not apply to contract modifications and hedging relationships entered into or evaluated after December 31, 2022, except for hedging transactions as of December 31, 2022, that an entity has elected certain optional expedients for and that are retained through the end of the hedging relationship. Management expects that the adoption of the guidance will not have a material impact on the Portfolio’s financial statements.

BHFTI-22

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

For the period April 1, 2021 through March 31, 2022, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-23

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Managed By Invesco Advisers, Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2022, the Class B shares of the Invesco Balanced-Risk Allocation Portfolio returned -9.18%. The Portfolio’s benchmark, the Dow Jones Moderate Portfolio Index¹, returned -15.76%.

MARKET ENVIRONMENT / CONDITIONS

The first six months of 2022 were marked by a sustained return of volatility. Several factors affected asset class results, including the Russia-Ukraine conflict, persistently high inflation data and renewed COVID-19 shutdowns in Asia. Central bankers sought to play catch-up by raising interest rates in an effort to cool pricing pressures. Assertive actions by central banks ushered in a new fear of slowing growth and potential recession, which further pressured risky assets late in the period. Against these forces, stock and government bond prices were broadly lower. Commodities were the lone asset class to post gains, largely due to the extraordinary rise in energy prices.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The Portfolio strategically balances the amount of risk exposure to equities, fixed income and commodities and typically targets a strategic risk level of 8%. This is intended to seek to limit the impact of surprise outcomes on the Portfolio. Further, the Portfolio tactically shifts from the strategic equal risk in order to emphasize those assets that we believe are more likely to outperform cash on a monthly basis. Tactical allocation is applied at the individual asset level and aggregated with the strategic allocation, allowing the portfolio risk target to fluctuate between 6% and 10%.

Within the Portfolio’s strategic allocation, commodities had the largest impact on results during the reporting period. Within commodities, energy was the largest contributor to results, as all six strategic energy exposures produced gains. Agriculture was led by grains, including corn, wheat, and soybeans, and by tropical soft commodities, most notably cotton. Industrial metals, the most economically sensitive complex, were broadly lower on growing concerns over a global economic slowdown. Precious metals also declined, due in part to rising real yields and the U.S. dollar.

The Portfolio’s exposure to global equity markets detracted from results over the period, as prices declined in all six underlying strategic markets where the Portfolio invests. Riskier assets such as emerging markets and U.S. small caps fared worst due to their higher-beta profiles. U.S. large caps detracted as the benchmark’s tilt toward growth stocks makes it more vulnerable to interest rate increases. European equities declined on economic fears as the Russia-Ukraine conflict dragged on and worry about energy availability further dampened growth projections. Japanese equities had a relatively modest decline. United Kingdom (“U.K.”) equities held up best in a tough environment due to the U.K.’s exposure to energy, defense and consumer staples, all of which performed better on a relative basis.

The Portfolio’s exposure to government bonds also detracted from Portfolio results as government bond yields rose in response to policy actions by central banks seeking to tame inflation. Central banks in Australia, Canada, the U.K. and the U.S. raised interest rates. Australian government bonds were the worst performer, followed by Canadian government bonds. Japanese government bonds were a relative outperformer as the Bank of Japan continued to keep rates at an exceptionally low level.

The tactical allocation process also detracted from results, as gains from underweight allocations across government bond markets were offset by positioning in equities and commodities.

The Portfolio is principally implemented with derivative instruments that include futures, commodity-linked notes and total return swaps. Therefore, all or most of the performance of the strategy, both positive and negative, can be attributed to these instruments. Derivatives can be a more liquid and cost-effective way to gain exposure to asset classes. Additionally, the leverage used in the strategy is inherent in these instruments. Derivatives performed as expected during the period.

At period end, the Portfolio’s tactical positioning was overweight allocations to Japanese, U.K. and European stocks, while U.S. and emerging market stocks were neutral. Across government bonds

BHFTI-1

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Managed By Invesco Advisers, Inc.

Portfolio Manager Commentary*—(Continued)

markets, the Portfolio had underweight allocations to the U.K.; neutral in Canada, Germany, and Japan; and overweight allocations to the U.S. and Australia. Across commodities, the Portfolio had an overweight allocation to energy, an underweight allocation to metals and neutral to underweight in agriculture.

Scott Wolle

Mark Ahnrud

John Burrello

Chris Devine

Scott Hixon

Christian Ulrich

Portfolio Managers

Invesco Advisers, Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The Dow Jones Moderate Portfolio Index is a member of the Dow Jones Relative Risk Index Series and is designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent an investor’s desired risk profile. The Dow Jones Moderate Portfolio Index level is set to 60% of the Dow Jones Global Stock CMAC Index’s downside risk over the past 36 months.

BHFTI-2

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

A $10,000 INVESTMENT COMPARED TO THE DOW JONES MODERATE PORTFOLIO INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2022

	6 Month	1 Year	5 Year	10 Year
Invesco Balanced-Risk Allocation Portfolio
Class B	-9.18	-7.46	4.98	4.70
Dow Jones Moderate Portfolio Index	-15.76	-14.07	4.54	6.19

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2022

Exposures by Asset Class*

% of Net Assets
Global Developed Bonds	82.6
Global Developed Equities	32.9
Commodities - Production Weighted	31.6
Emerging Market Equities	6.3

*	The percentages noted above are based on the notional amounts by asset class as a percentage of net assets

BHFTI-3

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2022 through June 30, 2022.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Invesco Balanced-Risk Allocation Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period** January 1, 2022 to June 30, 2022
Class B (a)	Actual	0.89%	$1,000.00	$908.20	$4.21
	Hypothetical*	0.89%	$1,000.00	$1,020.38	$4.46

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 7 of the Notes to Consolidated Financial Statements.

BHFTI-4

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

Municipals—6.2% of Net Assets

Security Description	Principal Amount*	Value
Gulf Coast Industrial Development Authority 0.650%, 11/01/41 (a)	10,000,000	$10,000,000
New York Metropolitan Transportation Authority 0.910%, 11/01/31 (a)	20,000,000	20,000,000
New York State Energy Research & Development Authority 0.920%, 11/01/39 (a)	19,800,000	19,800,000
New York State Housing Finance Agency 1.550%, 11/01/46 (a)	10,300,000	10,300,000
Port of Portland OR Airport Revenue 1.060%, 07/01/26 (a)	17,530,000	17,530,000

Total Municipals (Cost $77,630,000)		77,630,000

U.S. Treasury & Government Agencies—4.9%

U.S. Treasury—4.9%
U.S. Treasury Floating Rate Notes 1.683%, 3M USTBMM - 0.075%, 04/30/24 (a)	30,700,000	30,676,256
1.813%, 3M USTBMM + 0.055%, 07/31/22 (a)	31,000,000	31,007,959

Total U.S. Treasury & Government Agencies (Cost $61,699,997)		61,684,215

Commodity-Linked Securities—2.8%
Canadian Imperial Bank of Commerce Commodity Linked Note, U.S. Federal Funds (Effective) Rate minus 0.020% (linked to CIBC Custom 7 Agriculture Commodity Index, multiplied by 2), 11/30/22 (144A) (a)	9,480,000	13,988,433
Cargill, Inc. Commodity Linked Note, one month LIBOR Rate minus 0.010% (linked to Monthly Rebalance Commodity Excess Return Index, multiplied by 2), 07/05/23 (144A) (a)	25,300,000	20,292,468

Total Commodity-Linked Securities (Cost $34,780,000)		34,280,901

Short-Term Investments—80.5%

Certificate of Deposit—5.0%
Bank of Nova Scotia/Houston 1.690%, SOFR + 0.180%, 11/09/22 (a)	25,000,000	24,978,582
Canadian Imperial Bank of Commerce 1.660%, SOFR + 0.150%, 11/04/22 (a)	12,800,000	12,791,138
Sumitomo Mitsui Banking Corp. 1.880%, SOFR + 0.370%, 10/19/22 (a)	25,000,000	24,999,294

		62,769,014

Commercial Paper—50.0%
Anglesea Funding plc Zero Coupon, 07/01/22	7,200,000	7,199,689
Atlantic Asset Securitization LLC 2.010%, SOFR + 0.500%, 01/05/23 (a)	12,000,000	11,998,116
Banque et Caisse 0.826%, 07/07/22 (b)	35,000,000	34,989,315

Commercial Paper—(Continued)
Barclays Bank plc 1.710%, SOFR + 0.200%, 08/05/22 (a)	25,000,000	25,000,000
Caisse D’Amortissement De La Dette 0.876%, 07/05/22 (b)	38,000,000	37,991,709
CDP Financial, Inc. 1.266%, 07/25/22 (144A) (b)	10,000,000	9,988,444
1.329%, 08/02/22 (b)	30,000,000	29,952,782
Collateralized Commercial Paper FLEX Co. LLC 1.720%, SOFR + 0.210%, 08/01/22 (a)	25,000,000	25,000,216
Korea Development Bank (The) 1.397%, 08/10/22 (b)	35,000,000	34,928,290
Lexington Parker Capital Co. LLC 2.231%, 09/13/22 (b)	20,000,000	19,910,625
LVMH Moet Hennessy Louis Vuitton SE 0.902%, 07/12/22 (b)	20,000,000	19,989,160
1.326%, 08/22/22 (144A) (b)	15,000,000	14,959,919
Mackinac Funding 1.647%, 07/22/22 (b)	20,000,000	19,979,589
Mitsubishi UFJ Trust & Banking Corp. 1.820%, SOFR + 0.300%, 07/01/22 (a)	15,000,000	15,000,121
National Australia Bank, Ltd. 1.640%, SOFR + 0.130%, 09/12/22 (a)	22,000,000	21,916,771
Nestle Finance International, Ltd. 0.968%, 07/11/22 (b)	37,000,000	36,983,279
New York Life Capital Corp. Zero Coupon, 07/01/22	32,919,000	32,917,588
Nieuw Amsterdam Receivables Corp. 0.933%, 07/05/22 (b)	13,000,000	12,997,127
PACCAR Financial Corp. 0.771%, 07/05/22 (b)	38,000,000	37,991,709
Pacific Life Short Term Funding LLC 0.958%, 07/12/22 (b)	35,000,000	34,981,590
Ridgefield Funding Co. 1.438%, 08/11/22 (b)	13,500,000	13,471,209
Siemens Capital Co. LLC
Zero Coupon, 07/01/22 (144A)	10,000,000	9,999,580
0.650%, 07/01/22 (144A)	6,500,000	6,499,727
Toronto-Dominion Bank (The) 1.680%, FEDL01 + 0.100%, 07/08/22 (a)	15,000,000	14,999,742
Total Capital Canada, Ltd. Zero Coupon, 07/01/22	9,750,000	9,749,571
Toyota Motor Credit Corp. 1.700%, SOFR + 0.180%, 08/15/22 (a)	20,000,000	19,996,160
Unilever Finance International BV 1.840%, 08/16/22 (b)	28,000,000	27,938,404
Wal-Mart Stores, Inc. 1.603%, 08/01/22 (b)	36,500,000	36,448,089

		623,778,521

Mutual Funds—16.5%
STIC (Global Series) plc - U.S. Dollar Liquidity Portfolio, Institutional Class 1.430% (c) (d)	115,086,267	115,086,267
STIT-Government & Agency Portfolio, Institutional Class 1.380% (c) (d)	54,972,631	54,972,631
STIT-Treasury Portfolio, Institutional Class 1.350% (c) (d)	35,878,612	35,878,612

		205,937,510

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-5

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—9.0%
U.S. Treasury Bills 1.580%, 09/15/22 (b)	54,700,000	$54,517,545
2.258%, 12/08/22 (b)	33,000,000	32,668,863
2.258%, 12/15/22 (b)	25,700,000	25,430,862

		112,617,270

Total Short-Term Investments (Cost $1,005,462,359)		1,005,102,315

Total Investments—94.4% (Cost $1,179,572,356)		1,178,697,431
Other assets and liabilities (net)—5.6%		69,328,454

Net Assets—100.0%		$1,248,025,885

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at June 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	The rate shown represents current yield to maturity.
(c)	The rate shown represents the annualized seven-day yield as of June 30, 2022.
(d)	Affiliated Issuer. (See Note 8 of the Notes to Consolidated Financial Statements for a summary of transactions in securities of affiliated issuers.)
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2022, the market value of 144A securities was $358,862,929, which is 28.8% of net assets.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	09/15/22	3,280	AUD	389,975,436	$(678,616)
Brent Crude Oil Futures	08/31/22	320	USD	33,788,800	1,375,669
Canada Government Bond 10 Year Futures	09/20/22	1,998	CAD	247,732,020	(5,987,897)
Euro STOXX 50 Index Futures	09/16/22	1,805	EUR	62,110,050	(1,723,883)
Euro-Bund Futures	09/08/22	1,129	EUR	167,972,620	(1,929,543)
FTSE 100 Index Futures	09/16/22	1,267	GBP	90,223,070	(883,346)
Japanese Government 10 Year Bond Futures	09/12/22	113	JPY	16,792,930,000	(640,986)
MSCI Emerging Markets Index Mini Futures	09/16/22	1,570	USD	78,711,950	(62,062)
Natural Gas Futures	11/28/22	253	USD	14,314,740	(5,563,758)
New York Harbor ULSD Futures	11/30/22	184	USD	27,427,445	(1,510,922)
RBOB Gasoline Futures	07/29/22	225	USD	33,418,035	(1,697,600)
Russell 2000 Index E-Mini Futures	09/16/22	890	USD	76,006,000	(5,379,822)
S&P 500 Index E-Mini Futures	09/16/22	199	USD	37,705,525	(2,267,511)
Silver Futures	09/28/22	184	USD	18,723,840	(1,292,710)
TOPIX Index Futures	09/08/22	890	JPY	16,647,450,000	(4,013,408)
U.S. Treasury Long Bond Futures	09/21/22	1,049	USD	145,417,625	(2,510,679)
United Kingdom Long Gilt Bond Futures	09/28/22	909	GBP	103,607,820	(2,415,549)
WTI Light Sweet Crude Oil Futures	08/22/22	323	USD	33,301,300	1,550,536

Net Unrealized Depreciation					$(35,632,087)

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-6

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

Swap Agreements

OTC Total Return Swaps

Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)(1)
Pay	0.300%	Monthly	02/07/23	CIBC	CIBC Dynamic Roll LME Copper Excess Return Index	USD	21,387,606	$(2,414,346)	$—	$(2,414,346)
Pay	0.120%	Monthly	12/08/22	CG	Cargill Gold Excess Return Index	USD	2,374,632	(46,883)	—	(46,883)
Pay	0.400%	Monthly	12/16/22	GSI	Goldman Sachs Alpha Basket 1121 Excess Return Index (a)	USD	32,941,027	(2,887,967)	—	(2,887,967)
Pay	0.250%	Monthly	03/08/23	JPMC	JPMorgan Contag Gas Oil Excess Return Index	USD	29,041,321	(2,091,708)	—	(2,091,708)
Pay	0.090%	Monthly	03/08/23	JPMC	S&P GSCI Gold Excess Return Index	USD	18,646,117	(315,448)	—	(315,448)
Pay	0.140%	Monthly	02/03/23	MLI	Merrill Lynch Gold Excess Return Index	USD	22,878,702	—	—	—
Pay	0.250%	Monthly	06/26/23	MLI	Merrill Lynch Natural Gas Excess Return Index	USD	14,804,387	(1,863,978)	—	(1,863,978)
Pay	0.350%	Monthly	05/03/23	RBC	RBC Enhanced Agricultural Basket 07 Excess Return Index (b)	USD	31,655,521	—	—	—

Totals								$(9,620,330)	$—	$(9,620,330)

(1) There is no upfront payment premium paid or (received) therefore Market Value equals Unrealized Appreciation/(Depreciation).

(a)

The following table represents the individual components and related notional value and weighting (as a percentage of the notional value of the swap) of the futures contracts underlying the total return swap with Goldman Sachs International, as of June 30, 2022:

Futures Contracts—Long	Notional Value	Component Weighting
Soybean Meal	$7,023,027	21.3%
Cotton No. 2	6,687,028	20.3%
Soybean	6,535,500	19.9%
Soybean Oil	4,229,628	12.8%
Wheat	2,345,401	7.1%
Corn No. 2 Yellow	1,973,168	6.0%
Sugar No. 11	1,920,462	5.8%
Coffee “C”	1,805,168	5.5%
Live Cattle	240,469	0.7%
Lean Hogs	181,176	0.6%

	$32,941,027	100.0%

(b)

The following table represents the individual components and related notional value and weighting (as a percentage of the notional value of the swap) of the futures contracts underlying the total return swap with Royal Bank of Canada, as of June 30, 2022:

Futures Contracts—Long	Notional Value	Component Weighting
Soybean Meal	$6,748,957	21.3%
Cotton No. 2	6,426,071	20.3%
Soybean	6,280,455	19.9%
Soybean Oil	4,064,569	12.8%
Wheat	2,253,873	7.1%
Corn No. 2 Yellow	1,896,166	6.0%
Sugar No. 11	1,845,517	5.8%
Coffee “C”	1,734,723	5.5%
Live Cattle	231,085	0.7%
Lean Hogs	174,105	0.6%

	$31,655,521	100.0%

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-7

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

Glossary of Abbreviations

Counterparties

(CG)—	Cargill, Inc.
(CIBC)—	Canadian Imperial Bank of Commerce
(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.
(MLI)—	Merill Lynch International
(RBC)—	Royal Bank of Canada

Currencies

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(USD)—	United States Dollar

Index Abbreviations

(FEDL01)—	Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate
(USTBMM)—	U.S. Treasury Bill Money Market Yield

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Consolidated Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Total Municipals*	$—	$77,630,000	$—	$77,630,000
Total U.S. Treasury & Government Agencies*	—	61,684,215	—	61,684,215
Total Commodity-Linked Securities*	—	34,280,901	—	34,280,901
Short-Term Investments
Certificate of Deposit	—	62,769,014	—	62,769,014
Commercial Paper	—	623,778,521	—	623,778,521
Mutual Funds	205,937,510	—	—	205,937,510
U.S. Treasury	—	112,617,270	—	112,617,270
Total Short-Term Investments	205,937,510	799,164,805	—	1,005,102,315
Total Investments	$205,937,510	$972,759,921	$—	$1,178,697,431

Futures Contracts
Futures Contracts (Unrealized Appreciation)	$2,926,205	$—	$—	$2,926,205
Futures Contracts (Unrealized Depreciation)	(38,558,292)	—	—	(38,558,292)
Total Futures Contracts	$(35,632,087)	$—	$—	$(35,632,087)
OTC Swap Contracts
OTC Swap Contracts at Value (Liabilities)	$—	$(9,620,330)	$—	$(9,620,330)
Total OTC Swap Contracts	$—	$(9,620,330)	$—	$(9,620,330)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-8

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated§ Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets
Investments at value (a)	$972,759,921
Affiliated investments at value (b)	205,937,510
Cash	1,523,385
Cash collateral (c)	99,123,000
Receivable for:
Fund shares sold	1,239,337
Dividends and interest	320,464

Total Assets	1,280,903,617
Liabilities
OTC swap contracts at market value	9,620,330
Cash collateral for OTC swap contracts	11,760,000
Payables for:
OTC swap contracts	3,174,494
Fund shares redeemed	51,024
Variation margin on futures contracts	6,955,056
Interest on OTC swap contracts	15,546
Accrued Expenses:
Management fees	642,022
Distribution and service fees	262,654
Deferred trustees’ fees	147,095
Other expenses	249,511

Total Liabilities	32,877,732

Net Assets	$1,248,025,885

Net Assets Consist of:
Paid in surplus	$1,352,883,881
Distributable earnings (Accumulated losses)	(104,857,996)

Net Assets	$1,248,025,885

Net Assets
Class B	$1,248,025,885
Capital Shares Outstanding*
Class B	153,174,947
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$8.15

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $973,634,846.
(b)	Identified cost of affiliated investments was $205,937,510.
(c)	Includes collateral of $18,300,000 for OTC swap contracts and $80,823,000 for futures contracts.

Consolidated§ Statement of Operations

Six Months Ended June 30, 2022 (Unaudited)

Investment Income
Dividends from affiliated investments	$189,478
Interest	2,456,492

Total investment income	2,645,970
Expenses
Management fees	4,215,495
Administration fees	43,084
Custodian and accounting fees	62,524
Distribution and service fees—Class B	1,653,146
Audit and tax services	47,051
Legal	23,540
Shareholder reporting	17,451
Insurance	4,985
Miscellaneous (a)	5,393

Total expenses	6,072,669
Less management fee waiver	(163,854)

Net expenses	5,908,815

Net Investment Loss	(3,262,845)

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	24,954,712
Futures contracts	(94,908,335)
Swap contracts	20,976,798
Foreign currency transactions	565,677

Net realized gain (loss)	(48,411,148)

Net change in unrealized appreciation (depreciation) on:
Investments	(10,231,982)
Futures contracts	(51,404,399)
Swap contracts	(13,281,119)
Foreign currency transactions	156,342

Net change in unrealized appreciation (depreciation)	(74,761,158)

Net realized and unrealized gain (loss)	(123,172,306)

Net Increase (Decrease) in Net Assets From Operations	$(126,435,151)

(a)	Includes $19,894 in Trustees’ fees and expenses and $21,639 in deferred Trustee compensation losses.

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-9

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated§ Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$(3,262,845)	$(11,308,354)
Net realized gain (loss)	(48,411,148)	160,739,619
Net change in unrealized appreciation (depreciation)	(74,761,158)	(17,877,754)

Increase (decrease) in net assets from operations	(126,435,151)	131,553,511

From Distributions to Shareholders
Class B	(154,290,949)	(85,289,315)

Total distributions	(154,290,949)	(85,289,315)

Increase (decrease) in net assets from capital share transactions	130,693,460	(51,387,993)

Total increase (decrease) in net assets	(150,032,640)	(5,123,797)

Net Assets
Beginning of period	1,398,058,525	1,403,182,322

End of period	$1,248,025,885	$1,398,058,525

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Value	Shares	Value
Class B
Sales	5,865,108	$57,128,765	3,908,070	$40,044,866
Reinvestments	18,815,970	154,290,949	8,486,499	85,289,315
Redemptions	(8,158,130)	(80,726,254)	(17,344,283)	(176,722,174)

Net increase (decrease)	16,522,948	$130,693,460	(4,949,714)	$(51,387,993)

Increase (decrease) derived from capital shares transactions		$130,693,460		$(51,387,993)

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-10

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated§ Financial Highlights

Selected per share data
	Class B
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018		2017
Net Asset Value, Beginning of Period	$10.23		$9.91	$10.11	$8.77	$10.27		$10.24

Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.02)		(0.08)	(0.02)	0.13	0.10		0.02
Net realized and unrealized gain (loss)	(0.91)		1.03	0.87	1.21	(0.69)		0.94

Total income (loss) from investment operations	(0.93)		0.95	0.85	1.34	(0.59)		0.96

Less Distributions
Distributions from net investment income	(0.59)		(0.32)	(0.53)	0.00	(0.12)		(0.39)
Distributions from net realized capital gains	(0.56)		(0.31)	(0.52)	0.00	(0.79)		(0.54)
Distributions from return of capital	0.00		0.00	0.00	0.00	(0.00	)(b)	0.00

Total distributions	(1.15)		(0.63)	(1.05)	0.00	(0.91)		(0.93)

Net Asset Value, End of Period	$8.15		$10.23	$9.91	$10.11	$8.77		$10.27

Total Return (%) (c)	(9.18	)(d)	9.69	10.14	15.28	(6.43)		10.00

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.92	(e)	0.92	0.93	0.92	0.92		0.91
Net ratio of expenses to average net assets (%) (f) (g)	0.89	(e)	0.90	0.90	0.89	0.89		0.88
Ratio of net investment income (loss) to average net assets (%)	(0.49	)(e)	(0.80)	(0.22)	1.40	1.04		0.15
Portfolio turnover rate (%)	66	(d)	57	147	44	103		81
Net assets, end of period (in millions)	$1,248.0		$1,398.1	$1,403.2	$1,445.0	$1,415.8		$1,671.5

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Distributions from return of capital were less than $0.01.
(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 7 of the Notes to Consolidated Financial Statements).
(g)	The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.01% for the six months ended June 30, 2022 and each of the years ended December 31, 2021, 2020, 2019, 2018 and 2017 (see Note 7 of the Notes to Consolidated Financial Statements).

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-11

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2022 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-four series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is Invesco Balanced-Risk Allocation Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered one class of shares: Class B shares. Class B shares are currently offered by the Portfolio.

2. Consolidation of Subsidiary—Invesco Balanced-Risk Allocation Portfolio, Ltd.

The Portfolio may invest up to 25% of its total assets in the Invesco Balanced-Risk Allocation Portfolio, Ltd., which is a wholly-owned and controlled subsidiary of the Portfolio that is organized under the laws of the Cayman Islands as an exempted company (the “Subsidiary”). The Portfolio invests in the Subsidiary in order to gain exposure to the commodities market within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies.

Under Treasury regulations, subpart F income, if any, realized by a wholly-owned non-U.S. subsidiary (such as the Subsidiary) of the Portfolio and included in the Portfolio’s annual income for U.S. federal income purposes, will constitute qualifying income to the extent it is either (i) timely and currently repatriated or (ii) derived with respect to the Portfolio’s business of investing in stock, securities or currencies.

The Subsidiary invests primarily in commodity futures and swaps on commodity futures, but it may also invest in other commodity related instruments and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. Unlike the Portfolio, the Subsidiary may invest without limitation in commodity-linked derivatives; however, the Subsidiary complies with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Portfolio’s transactions in derivatives. In addition, the Portfolio and the Subsidiary will be subject to the Portfolio’s fundamental investment restrictions and compliance policies and procedures on a consolidated basis.

By investing in the Subsidiary, the Portfolio is exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are subject to commodities risk. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. The Portfolio, however, wholly owns and controls the Subsidiary, and the Portfolio and Subsidiary are both managed by the Subadviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Portfolio and its shareholders. Changes in the laws of the United States and/or Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in the Portfolio’s prospectus and could adversely affect the Portfolio. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Portfolio shareholders would likely suffer decreased investment returns.

The Consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and the Financial Highlights of the Portfolio include the accounts of the Subsidiary. As of June 30, 2022, the Portfolio held $283,585,083 in the Subsidiary, representing 22.1% of the Portfolio’s total assets. All inter-company accounts and transactions have been eliminated in consolidation for the Portfolio. The Subsidiary has a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.

3. Significant Accounting Policies

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these consolidated financial statements, management has evaluated events and transactions subsequent to June 30, 2022 through the date the consolidated financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its consolidated financial statements.

BHFTI-12

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2022—(Continued)

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from third-party pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Investments in unregistered open-end management investment companies are reported at NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy provided the NAV is observable, calculated daily and are the value at which both purchases and sales will be conducted.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including, but not limited to, the overnight index swap rate, London Interbank Offered Rate (“LIBOR”) forward rate or other interest rates, yield curves or credit spreads to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

BHFTI-13

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2022—(Continued)

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

In December 2020, the Securities and Exchange Commission adopted Rule 2a-5, Good Faith Determinations of Fair Value, under the 1940 Act, which is intended to address valuation practices and the role of the board of directors with respect to the fair value of the investments of a registered investment company. Among other things, Rule 2a-5 will permit the Portfolio’s Board to designate the Portfolio’s primary investment adviser to perform the Portfolio’s fair value determinations, which will be subject to the Board’s oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the investment adviser’s fair value determinations. Compliance with Rule 2a-5 will be required beginning in September 2022. The Portfolio’s valuation policies and related practices may be impacted as the Portfolio comes into compliance with Rule 2a-5.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid in surplus. Book-tax differences are primarily due to controlled foreign corporation adjustments. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed. As of June 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure.

When-Issued and Delayed-Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed-delivery basis. Settlement of such transactions will occur beyond the customary settlement period. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Upon making a commitment to purchase a security on a when-issued or delayed-delivery basis, the Portfolio will hold liquid assets in a segregated account with the Portfolio’s Custodian, or set aside liquid assets in the Portfolio’s records, worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

BHFTI-14

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2022—(Continued)

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA” ), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it. The Portfolio had no outstanding repurchase agreements at June 30, 2022.

4. Investments in Derivative Instruments

Futures Contracts - The Portfolio may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign currency exchange rates in the normal course of pursuing its investment objective. During the period, the Portfolio’s investment in equity futures, interest rate futures and commodity futures were used for investment exposure purposes. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Consolidated Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Consolidated Statement of Operations. When the contract is closed or expires, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. If futures contracts are exchange-traded, the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default. For OTC futures, the Portfolio’s ability to terminate the positions may be more limited than in the case of exchange-traded positions and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

Commodity Futures Contracts and Swaps on Commodity Futures Contracts - The Subsidiary will invest primarily in commodity futures and swaps on commodity futures. Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity.

Swap Agreements - The Portfolio may enter into swap agreements in which the Portfolio and a counterparty agree to either make periodic net payments on a specified notional amount or net payment upon termination. Swap agreements are either privately negotiated in the OTC market (“OTC swaps”) or executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The Portfolio may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash may be paid or received, as applicable, by the Portfolio as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Portfolio as collateral for swap contracts are identified in the Consolidated Schedule of Investments and restricted cash, if any, is reflected on the Consolidated Statement of Assets and Liabilities.

Centrally Cleared Swaps: Clearinghouses currently offer clearing derivative transactions which include interest rate and credit derivatives. In a cleared derivative transaction, a Portfolio typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Portfolio’s exposure to the credit risk of the original counterparty. The Portfolio typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Portfolio would be required to post in an uncleared derivative transaction.

Swap agreements are marked-to-market daily. The fair value of an OTC swap is reflected on the Consolidated Statement of Assets and Liabilities. The changes in value, if any, are reflected as a component of net change in unrealized appreciation/depreciation on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for variation margin on the Consolidated Statement of Assets and Liabilities and as a component of unrealized appreciation/depreciation on the Consolidated Statement of Operations. Upfront payments paid or received upon entering into the swap agreement

BHFTI-15

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2022—(Continued)

compensate for differences between the stated terms of the swap agreement and prevailing market conditions (such as credit spreads, currency exchange rates, interest rates, and other relevant factors). Upon termination or maturity of the swap, upfront premiums are recorded as realized gains or losses on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Consolidated Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Consolidated Statement of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit, and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Portfolio may enter into swap transactions with counterparties in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to cover the Portfolio’s exposure to the counterparty. Counterparty risk related to centrally cleared swaps is mitigated due to the protection against defaults provided by the exchange on which these contracts trade.

Equity Swaps: Equity swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, basket of securities, security index or index component during the period of the swap. Equity swap contracts are marked-to-market daily based on the value of the underlying security and the change, if any, is recorded as an unrealized gain or loss. Equity swaps normally do not involve the delivery of securities or other underlying assets. If the other party to an equity swap defaults, a Portfolio’s risk of loss consists of the net amount of payments that such Portfolio is contractually entitled to receive, if any. Equity swaps are derivatives and their value can be very volatile.

Total Return Swaps: The Portfolio may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. When the Portfolio pays interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the Portfolio may be required to pay the change in value to the counterparty in addition to the interest payment; conversely, when the Portfolio receives interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the Portfolio may receive the change in value in addition to the interest payment. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying asset increases and receives payment from the other party if the value of the underlying asset decreases.

The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2022 by category of risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Interest Rate			Unrealized depreciation on futures contracts (a) (b)	$14,163,270
Equity			Unrealized depreciation on futures contracts (a) (b)	14,330,032
Commodity	Unrealized appreciation on futures contracts (a) (b)	$2,926,205	Unrealized depreciation on futures contracts (a) (b)	10,064,990
			OTC swap contracts at market value (c)	9,620,330

Total		$2,926,205		$48,178,622

(a)	Financial instrument not subject to a master netting agreement.
(b)	Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedule of Investments. Only the current day’s variation margin is reported within the Statement of Consolidated Assets and Liabilities.
(c)	Excludes OTC swap interest payable of $15,546.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Consolidated Statement of Assets and Liabilities to enable users of the consolidated financial statements to evaluate the effect or potential effect of netting arrangements on its consolidated financial position for recognized assets and liabilities.

BHFTI-16

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2022—(Continued)

The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 4), or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2022.

Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Canadian Imperial Bank of Commerce	$2,414,346	$—	$(210,000)	$2,204,346
Cargill, Inc.	46,883	—	(46,883)	—
Goldman Sachs International	2,887,967	—	(2,110,000)	777,967
JPMorgan Chase Bank N.A.	2,407,156	—	—	2,407,156
Merrill Lynch International	1,863,978	—	—	1,863,978

	$9,620,330	$—	$(2,366,883)	$7,253,447

**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

The following tables summarize the effect of derivative instruments on the Consolidated Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2022:

Consolidated Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Equity	Commodity	Total
Swap contracts	$—	$—	$20,976,798	$20,976,798
Futures contracts	(88,297,302)	(61,690,118)	55,079,085	(94,908,335)

	$(88,297,302)	$(61,690,118)	$76,055,883	$(73,931,537)

Consolidated Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Equity	Commodity	Total
Swap contracts	$—	$—	$(13,281,119)	$(13,281,119)
Futures contracts	(19,884,980)	(20,526,937)	(10,992,482)	(51,404,399)

	$(19,884,980)	$(20,526,937)	$(24,273,601)	$(64,685,518)

For the six months ended June 30, 2022, the average notional par or face amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$1,587,323,196
Swap contracts	213,544,576

‡	Averages are based on activity levels during the period for which the amounts are outstanding.

5. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the COVID-19 pandemic. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The COVID-19 pandemic has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this pandemic, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or

BHFTI-17

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2022—(Continued)

other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. At this time, it is still not possible to estimate the severity or duration of the COVID-19 pandemic, including the severity, duration and frequency of any additional “waves” or emerging variants of COVID-19. It is also still not possible to estimate the duration or frequency of the utilization of any therapeutic treatments and vaccines for COVID-19 or variants thereof. It is likewise still not possible to predict or estimate the longer-term effects of the COVID-19 pandemic, or any actions taken to contain or address the pandemic, on the Portfolios, the financial markets, and economy at large. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

In late February 2022, Russian military forces invaded Ukraine, significantly amplifying already existing geopolitical tensions among Russia, Ukraine, Europe, NATO, and the West. Russia’s invasion, the responses of countries and political bodies to Russia’s actions, and the potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities such as oil and natural gas. Following Russia’s actions, various countries, including the U.S., Canada, the United Kingdom, Germany, and France, as well as the European Union, issued broad-ranging economic sanctions against Russia. Sanctions threatened or imposed by these jurisdictions, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or the Portfolio. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Portfolio. Sanctions, or the threat of new or modified sanctions, could impair the ability of the Portfolio to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Portfolio, even if the Portfolio does not have direct exposure to securities of Russian issuers.

Commodities Risk: Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the consolidated financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (e.g., futures contracts and exchange-traded options), while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options).

For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar master agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Portfolio the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to such counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, absent an event of default by the counterparty or

BHFTI-18

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2022—(Continued)

a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Consolidated Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Consolidated Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Consolidated Schedule of Investments.

Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency, which is segregated at a broker account registered with the Commodities Futures Trading Commission, or the applicable regulator. In a cleared derivative transaction, the Portfolio’s counterparty is a clearinghouse rather than a bank or broker. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, which is the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In 2017, the UK Financial Conduct Authority (FCA) announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. dollar LIBOR and the Sterling Overnight Interbank Average Rate for GBP LIBOR). Various financial industry groups have been planning for the transition away from LIBOR and markets are developing in response to these new rates, but there are concerns around liquidity of the new rates and obstacles to converting certain securities and transactions to new rates. Neither the effect of the transition process nor its ultimate success can yet be known. The transition away from and eventual elimination of LIBOR may adversely affect the interest rates on, and liquidity and value of, certain assets and liabilities of the Portfolio that are tied to LIBOR. These may include bank loans, floating rate securities, structured securities (including asset-backed and mortgage-backed securities), other debt securities, derivatives, and financing transactions tied to LIBOR, particularly insofar as the documentation governing such instruments does not include “fall back” provisions addressing the transition from LIBOR. The effect of any changes to, or discontinuation of, LIBOR on the Portfolio will vary depending on, among other things (1) existing fallback or termination provisions in individual contracts and (2) the extent to which industry participants adopt new reference rates and fallbacks for both legacy and new products and instruments. The Subadviser may have discretion to determine a successor or substitute reference rate, including any price or other adjustments to account for differences between the successor or substitute reference rate and previous rate. Such successor or substitute reference rate and any adjustments selected may negatively impact the Portfolio’s investments, performance or financial condition, and may expose the Portfolio to additional tax, accounting and regulatory risks. The transition away from LIBOR may affect the value, liquidity or return on certain Portfolio investments and may result in costs incurred in connection with closing out positions and entering into new trades, adversely impacting the Portfolio’s overall financial condition or results of operations. It is difficult to predict the full impact of the transition away from LIBOR and the adoption of alternative reference rates on the Portfolio.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

BHFTI-19

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2022—(Continued)

6. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2022 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$30,699,997	$96,785,000	$28,000,000	$82,708,676

7. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Feesearned by Brighthouse Investment Advisers for the six months ended June 30, 2022	% per annum	Average Daily Net Assets
$4,215,495	0.675%	First $250 million
	0.650%	$250 million to $750 million
	0.625%	$750 million to $1 billion
	0.600%	Over $1 billion

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. The Subadviser is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - The Subadviser agreed to waive the subadvisory fee it receives in an amount equal to any advisory fee it also receives due to the Portfolio’s investment in any investment company, unit investment trust or other collective investment fund, registered or nonregistered, for which the Subadviser or any of its affiliates serves as investment adviser. The Adviser agreed to waive a portion of the management fee related to the Subadviser’s waiving of its subadvisory fee on funds where the Subadviser or any of its affiliates serves as investment adviser. $105,326 was waived for the six months ended June 30, 2022 and is reflected in the total amount shown as a management fee waiver in the Consolidated Statement of Operations.

The Subadviser has voluntarily agreed to waive a portion of its subadvisory fees payable by the Adviser to the Subadviser for managing the Portfolio. The Adviser has agreed to reduce its advisory fee reflecting a portion of the amount waived by the Subadviser for managing the Portfolio pursuant to the voluntary subadvisory fee waiver. $58,528 was waived in the aggregate for the six months ended June 30, 2022 and is reflected in the total amount shown as a management fee waiver in the Consolidated Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2022 are shown as Distribution and service fees in the Consolidated Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees

BHFTI-20

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2022—(Continued)

on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. During the six months ended June 30, 2022, deferred compensation losses exceeded accrued Trustees’ fees and expenses. As such, changes in the value of participants’ deferral accounts in excess of the Trustees’ fees and expenses are reflected as a component of Miscellaneous expenses in the Consolidated Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Consolidated Statement of Assets and Liabilities.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

8. Transactions in Securities of Affiliated Issuers

A summary of the Portfolio’s transactions in the securities of affiliated issuers during the six months ended June 30, 2022 is as follows:

Security Description	Market Value December 31, 2021	Purchases	Sales	Ending Value as of June 30, 2022
STIC (Global Series) plc—U.S. Dollar Liquidity Portfolio, Institutional Class	$144,038,799	$373,169,978	$(402,122,510)	$115,086,267
STIT-Government & Agency Portfolio, Institutional Class	43,650,258	318,866,110	(307,543,737)	54,972,631
STIT-Treasury Portfolio, Institutional Class	28,330,363	212,577,407	(205,029,158)	35,878,612

	$216,019,420	$904,613,495	$(914,695,405)	$205,937,510

Security Description			Income earned from affiliates during the period	Number of shares held June 30, 2022
STIC (Global Series) plc—U.S. Dollar Liquidity Portfolio, Institutional Class			$98,485	115,086,267
STIT-Government & Agency Portfolio, Institutional Class			43,550	54,972,631
STIT-Treasury Portfolio, Institutional Class			47,443	35,878,612

			$189,478

9. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

10. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2022 was as follows:

Cost basis of investments	$1,186,064,715

Gross unrealized appreciation	4,526,490
Gross unrealized (depreciation)	(11,893,774)

Net unrealized appreciation (depreciation)	$(7,367,284)

The tax character of distributions paid for the years ended December 31, 2021 and 2020 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2021	2020	2021	2020	2021	2020
$58,712,676	$99,739,626	$26,576,639	$42,862,186	$85,289,315	$142,601,812

As of December 31, 2021, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation (Depreciation)	Accumulated Capital Losses	Total
$123,699,313	$30,164,052	$22,173,663	$—	$176,037,028

BHFTI-21

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2022—(Continued)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2021, the Portfolio had no accumulated capital losses.

11. Recent Accounting Pronouncement

In January 2021, the FASB issued Accounting Standards Update No. 2021-01 (“ASU 2021-01”), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, as regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective through December 31, 2022, for all entities. The expedients and exceptions provided by the amendments do not apply to contract modifications and hedging relationships entered into or evaluated after December 31, 2022, except for hedging transactions as of December 31, 2022, that an entity has elected certain optional expedients for and that are retained through the end of the hedging relationship. Management expects that the adoption of the guidance will not have a material impact on the Portfolio’s financial statements.

BHFTI-22

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

For the period April 1, 2021 through March 31, 2022, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-23

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Managed By Invesco Advisers, Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2022, the Class A and B shares of the Invesco Comstock Portfolio returned -7.57% and -7.70%, respectively. The Portfolio’s benchmark, the Russell 1000 Value Index¹, returned -12.86%.

MARKET ENVIRONMENT / CONDITIONS

Equity markets declined in the first quarter, amid volatility sparked by Russia’s invasion of Ukraine, rising commodity prices, rampant global inflation, and the U.S. Federal Reserve’s (the “Fed”) shift toward tighter monetary policy. Russia’s invasion of Ukraine exacerbated inflation pressures, disrupting already strained supply chains, and increasing shortages of oil, gas and raw materials. The price of oil rose sharply, with crude prices reaching their highest price per barrel since 2008. The Consumer Price Index (“CPI”) rose by 7.9% for the year ending in February. To combat inflation, the Fed raised the federal funds rate by one-quarter percentage point in March. The Fed also indicated it would reduce its asset purchase program more quickly. Financial markets generally declined in the second quarter amid record inflation, rising interest rates and increasing likelihood of a U.S. recession. Driven by higher food and energy prices, the CPI rose by 8.6% for the year ending in May, the largest 12-month increase in 40 years. West Texas Intermediate oil prices peaked near $122 per barrel in early June, then declined in response to a slower growth outlook, finishing the quarter near $110. Gasoline prices also rose; the national average price reached a record high above $5.00 per gallon in early June. To tame inflation, the Fed raised the benchmark federal funds rate twice during the quarter, by 0.50% in May and by 0.75% in June, which was the largest increase in nearly 30 years. As higher interest rates and recession fears rattled investors, the S&P 500 Index returned -16.10% in the second quarter and -19.96% for the first half of the year, its worst 6-month period since 1962.

PORTFOLIO REVIEW / PERIOD END POSITIONING

On the positive side, a material overweight allocation in Energy was the largest contributor to the Portfolio’s relative return. Energy stocks were buoyed by rising oil prices driven by Russia’s invasion of Ukraine and continued supply shortages. Marathon Oil, Devon Energy, Suncor Energy (Canada) and Pioneer Resources were notable contributors to absolute and relative returns. We believe tailwinds for energy companies remain favorable, although there may be short-term pullbacks if there is a major decline in demand. Stock selection in Materials enhanced relative return. CF Industries and Corteva were top contributors. CF Industries, a hydrogen and nitrogen product manufacturer, outperformed after beating earnings estimates and reporting a year-over-year sales increase, with higher average selling prices for its top products. Stock selection in Health Care boosted relative return. Within the Health Care sector, McKesson was the largest contributor to relative return. The stock rallied as earnings and revenues handily beat expectations and management provided upbeat guidance for the rest of 2022.

On the negative side, stock selection in Financials detracted from relative return. Financial stocks generally underperformed on investors’ recession concerns after the 2-year U.S. Treasury yield briefly moved higher than the 10-year yield. Historically, an inverted yield curve (shorter-maturity bonds with higher yields than longer-maturity bonds) has signaled an impending recession, although not necessarily imminent. Bank of America and State Street were notable individual detractors. Weak stock selection in Industrials and an underweight allocation to Utilities detracted slightly from relative return. Eaton Corporation within Industrials was a large detractor to both absolute and relative returns. The small exposure to Utilities hurt relative performance as it was the second best performing sector.

At period end, the Portfolio had an overweight allocation to Energy, Information Technology, Consumer Discretionary and Consumer Staples. Conversely, it had an underweight allocation to Utilities, Communication Services, and Real Estate.

We used currency forward contracts during the reporting period for the purpose of hedging currency exposure of non-U.S. based companies held in the Portfolio. Derivatives were used solely for the purpose of hedging foreign currency exposure back to the U.S. dollar. The use of currency forward contracts had a slight positive impact on

BHFTI-1

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Managed By Invesco Advisers, Inc.

Portfolio Manager Commentary*—(Continued)

the Portfolio’s performance relative to the Russell 1000 Value Index for the reporting period. Derivatives performed as expected during the period.

Kevin C. Holt

Devin E. Armstrong

James Warwick

Portfolio Managers

Invesco Advisers, Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The Russell 1000 Value Index is an unmanaged measure of the largest capitalized U.S. domiciled companies with a less than average growth orientation. Companies in this Index generally have a low price-to-book and price-to-earnings ratio, higher dividend yields and lower forecasted growth values.

BHFTI-2

Brighthouse Funds Trust I

Invesco Comstock Portfolio

A $10,000 INVESTMENT COMPARED TO THE RUSSELL 1000 VALUE INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2022

	6 Month	1 Year	5 Year	10 Year
Invesco Comstock Portfolio
Class A	-7.57	-0.45	9.17	11.22
Class B	-7.70	-0.74	8.90	10.95
Russell 1000 Value Index	-12.86	-6.82	7.17	10.50

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2022

Top Holdings

% of Net Assets
Elevance Health, Inc.	2.8
Philip Morris International, Inc.	2.8
Bank of America Corp.	2.6
Chevron Corp.	2.6
Wells Fargo & Co.	2.4
FedEx Corp.	2.4
Suncor Energy, Inc.	2.3
Johnson & Johnson	2.2
McKesson Corp.	2.2
American International Group, Inc.	2.2

Top Sectors

% of Net Assets
Health Care	20.4
Financials	19.9
Industrials	12.3
Energy	11.6
Information Technology	10.9
Consumer Staples	7.7
Consumer Discretionary	5.6
Materials	3.9
Communication Services	3.5
Real Estate	0.7

BHFTI-3

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2022 through June 30, 2022.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Invesco Comstock Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period** January 1, 2022 to June 30, 2022
Class A (a)	Actual	0.56%	$1,000.00	$924.30	$2.67
	Hypothetical*	0.56%	$1,000.00	$1,022.02	$2.81

Class B (a)	Actual	0.81%	$1,000.00	$923.00	$3.86
	Hypothetical*	0.81%	$1,000.00	$1,020.78	$4.06

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 6 of the Notes to Financial Statements.

BHFTI-4

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—96.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.9%
Textron, Inc. (a)	281,206	$17,173,250

Air Freight & Logistics—2.4%
FedEx Corp.	199,093	45,136,374

Automobiles—1.5%
General Motors Co. (b)	907,812	28,832,109

Banks—12.4%
Bank of America Corp.	1,576,983	49,091,481
Citigroup, Inc.	674,259	31,009,171
Citizens Financial Group, Inc.	689,050	24,592,195
Fifth Third Bancorp (a)	747,371	25,111,666
Huntington Bancshares, Inc. (a)	1,658,771	19,955,015
JPMorgan Chase & Co.	186,707	21,025,075
M&T Bank Corp.	127,139	20,264,685
Wells Fargo & Co.	1,191,629	46,676,108

		237,725,396

Beverages—1.2%
Coca-Cola Co. (The)	376,613	23,692,724

Building Products—1.8%
Johnson Controls International plc	697,391	33,391,081

Capital Markets—4.2%
Goldman Sachs Group, Inc. (The)	96,739	28,733,418
Morgan Stanley	272,259	20,708,019
State Street Corp.	506,291	31,212,840

		80,654,277

Chemicals—2.2%
CF Industries Holdings, Inc.	314,562	26,967,400
Corteva, Inc. (a)	284,092	15,380,741

		42,348,141

Communications Equipment—2.8%
Cisco Systems, Inc.	880,438	37,541,876
F5, Inc. (b)	105,899	16,206,783

		53,748,659

Containers & Packaging—1.7%
International Paper Co.	781,792	32,702,359

Electric Utilities—0.4%
Exelon Corp. (a)	160,554	7,276,307

Electrical Equipment—3.2%
Eaton Corp. plc	249,439	31,426,820
Emerson Electric Co.	366,987	29,190,146

		60,616,966

Equity Real Estate Investment Trusts—0.7%
Host Hotels & Resorts, Inc. (a)	857,848	13,451,057

Food Products—0.8%
Kraft Heinz Co. (The) (a)	413,159	15,757,884

Health Care Equipment & Supplies—2.6%
Becton Dickinson & Co.	100,971	24,892,381
Dentsply Sirona, Inc.	265,243	9,477,132
Medtronic plc	173,912	15,608,602

		49,978,115

Health Care Providers & Services—10.9%
CVS Health Corp.	418,224	38,752,636
Elevance Health, Inc.	111,719	53,913,355
HCA Healthcare, Inc.	91,853	15,436,815
Henry Schein, Inc. (a) (b)	299,756	23,003,275
Humana, Inc.	37,593	17,596,156
McKesson Corp.	128,967	42,070,325
Universal Health Services, Inc. - Class B	170,012	17,121,909

		207,894,471

Hotels, Restaurants & Leisure—3.0%
Booking Holdings, Inc. (b)	17,208	30,096,620
Las Vegas Sands Corp. (a) (b)	800,455	26,887,283

		56,983,903

Household Products—2.8%
Colgate-Palmolive Co.	232,787	18,655,550
Kimberly-Clark Corp.	258,634	34,954,385

		53,609,935

Industrial Conglomerates—1.0%
General Electric Co.	295,868	18,837,916

Insurance—3.3%
Allstate Corp. (The)	164,734	20,876,740
American International Group, Inc.	815,476	41,695,288

		62,572,028

Interactive Media & Services—0.8%
Meta Platforms, Inc. - Class A (b)	90,522	14,596,673

Internet & Direct Marketing Retail—0.4%
eBay, Inc.	161,286	6,720,788

IT Services—3.3%
Cognizant Technology Solutions Corp. - Class A	486,014	32,801,085
DXC Technology Co. (b)	981,501	29,749,295

		62,550,380

Machinery—3.1%
Caterpillar, Inc.	166,830	29,822,531
Westinghouse Air Brake Technologies Corp.	359,910	29,541,413

		59,363,944

Media—1.5%
Comcast Corp. - Class A	713,506	27,997,975

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Oil, Gas & Consumable Fuels—11.6%
Chevron Corp.	337,368	$48,844,139
ConocoPhillips	294,633	26,460,990
Devon Energy Corp.	354,430	19,532,637
Exxon Mobil Corp.	132,234	11,324,520
Hess Corp. (a)	258,451	27,380,299
Marathon Oil Corp.	951,826	21,397,048
Pioneer Natural Resources Co. (a)	102,155	22,788,737
Suncor Energy, Inc.	1,254,893	44,009,098

		221,737,468

Pharmaceuticals—6.9%
Bristol-Myers Squibb Co.	353,725	27,236,825
Johnson & Johnson	239,108	42,444,061
Merck & Co., Inc.	324,011	29,540,083
Sanofi (ADR)	665,987	33,319,330

		132,540,299

Semiconductors & Semiconductor Equipment—3.4%
Intel Corp.	319,010	11,934,164
NXP Semiconductors NV	203,426	30,113,151
QUALCOMM, Inc.	186,390	23,809,459

		65,856,774

Software—1.3%
Microsoft Corp.	100,204	25,735,393

Textiles, Apparel & Luxury Goods—0.8%
Ralph Lauren Corp. (a)	169,265	15,174,607

Tobacco—2.8%
Philip Morris International, Inc.	544,188	53,733,123

Wireless Telecommunication Services—1.2%
T-Mobile U.S., Inc. (b)	172,496	23,207,612

Total Common Stocks (Cost $1,469,520,718)		1,851,597,988

Short-Term Investment—2.6%

Repurchase Agreement—2.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/22 at 0.350%, due on 07/01/22 with a maturity value of $50,154,234; collateralized by U.S. Treasury Note at 3.000%, maturing 06/30/24, with a market value of $51,156,873.	50,153,746	50,153,746

Total Short-Term Investments (Cost $50,153,746)		50,153,746

Securities Lending Reinvestments (c)—1.7%

Certificates of Deposit—0.3%
Bank of Nova Scotia 1.960%, FEDEFF PRV + 0.380%, 01/06/23 (d)	1,000,000	1,000,154

Certificates of Deposit—(Continued)
Cooperatieve Rabobank UA 2.080%, SOFR + 0.570%, 09/19/22 (d)	1,000,000	1,000,000
Goldman Sachs Bank USA 1.710%, SOFR + 0.190%, 09/02/22 (d)	1,000,000	999,786
Norinchukin Bank 1.790%, SOFR + 0.280%, 08/16/22 (d)	1,000,000	999,935
Oversea-Chinese Banking Corp., Ltd. 1.960%, SOFR + 0.440%, 09/26/22 (d)	1,000,000	1,000,243
Royal Bank of Canada 1.760%, SOFR + 0.250%, 01/11/23 (d)	1,000,000	998,878

		5,998,996

Repurchase Agreements—0.8%
Citigroup Global Markets, Inc. Repurchase Agreement dated 06/30/22 at 1.870%, due on 08/04/22 with a maturity value of $4,007,272; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.875%, maturity dates ranging from 09/30/26 - 02/15/48, and various Common Stock with an aggregate market value of $4,080,208.	4,000,000	4,000,000
National Bank Financial, Inc. Repurchase Agreement dated 06/30/22 at 1.570%, due on 07/01/22 with a maturity value of $4,000,131; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.375%, maturity dates ranging from 09/22/22 - 11/15/48, and an aggregate market value of $4,085,570.	3,999,957	3,999,957
National Bank of Canada Repurchase Agreement dated 06/30/22 at 1.570%, due on 07/07/22 with a maturity value of $1,100,336; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.375%, maturity dates ranging from 07/31/22 - 08/15/51, and an aggregate market value of $1,123,543.	1,100,000	1,100,000
Natwest Markets Securities, Inc. Repurchase Agreement dated 06/30/22 at 1.480%, due on 07/01/22 with a maturity value of $1,879,825; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 07/05/22 - 11/15/49, and an aggregate market value of $1,917,422.	1,879,748	1,879,748
Societe Generale Repurchase Agreement dated 06/30/22 at 1.500%, due on 07/01/22 with a maturity value of $2,000,083; collateralized by U.S. Treasury Obligations with rates ranging from 0.375% - 3.000%, maturity dates ranging from 10/31/22 - 08/15/48, and an aggregate market value of $2,040,765.	2,000,000	2,000,000
Repurchase Agreement dated 06/30/22 at 1.620%, due on 07/01/22 with a maturity value of $400,018; collateralized by various Common Stock with an aggregate market value of $444,549.	400,000	400,000
Repurchase Agreement dated 06/30/22 at 1.670%, due on 07/07/22 with a maturity value of $2,200,714; collateralized by various Common Stock with an aggregate market value of $2,446,017.	2,200,000	2,200,000

		15,579,705

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Time Deposit—0.1%
National Bank of Canada 1.620%, OBFR + 0.050%, 07/07/22 (d)	1,000,000	$1,000,000

Mutual Funds—0.5%
Allspring Government Money Market Fund, Select Class 1.270% (e)	5,000,000	5,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares 1.320% (e)	2,000,000	2,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 1.390% (e)	2,000,000	2,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.430% (e)	1,000,000	1,000,000

		10,000,000

Total Securities Lending Reinvestments (Cost $32,579,705)		32,578,701

Total Investments—101.2% (Cost $1,552,254,169)		1,934,330,435
Other assets and liabilities (net)—(1.2)%		(22,202,756)

Net Assets—100.0%		$1,912,127,679

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of June 30, 2022, the market value of securities loaned was $40,421,381 and the collateral received consisted of cash in the amount of $32,579,705 and non-cash collateral with a value of $9,373,792. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2022.
(d)	Variable or floating rate security. The stated rate represents the rate at June 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of June 30, 2022.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CAD	655,389	DBAG	07/22/22	USD	507,562	$1,600
CAD	1,536,486	DBAG	07/22/22	USD	1,182,005	11,668
CAD	2,006,323	DBAG	07/22/22	USD	1,552,953	5,730
CAD	2,235,718	DBAG	07/22/22	USD	1,721,681	15,214
CAD	1,022,226	RBC	07/22/22	USD	793,646	506
CAD	1,105,092	RBC	07/22/22	USD	852,821	5,708
CAD	1,266,606	RBC	07/22/22	USD	971,903	12,104
EUR	422,806	DBAG	07/22/22	USD	442,549	1,020

Contracts to Deliver
CAD	1,220,602	CIBC	07/22/22	USD	947,834	(434)
CAD	923,691	CIBC	07/22/22	USD	717,415	(186)
CAD	33,221,427	RBC	07/22/22	USD	25,813,897	4,673
CAD	2,263,037	RBC	07/22/22	USD	1,749,960	(8,160)
CAD	713,851	RBC	07/22/22	USD	553,804	(776)
EUR	16,167,755	RBC	07/22/22	USD	16,886,395	(75,302)
EUR	1,034,293	RBC	07/22/22	USD	1,096,638	11,555

Net Unrealized Depreciation						$(15,080)

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Glossary of Abbreviations

Counterparties

(CIBC)—	Canadian Imperial Bank of Commerce
(DBAG)—	Deutsche Bank AG
(RBC)—	Royal Bank of Canada

Currencies

(CAD)—	Canadian Dollar
(EUR)—	Euro
(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,851,597,988	$—	$—	$1,851,597,988
Total Short-Term Investment*	—	50,153,746	—	50,153,746
Securities Lending Reinvestments
Certificates of Deposit	—	5,998,996	—	5,998,996
Repurchase Agreements	—	15,579,705	—	15,579,705
Time Deposit	—	1,000,000	—	1,000,000
Mutual Funds	10,000,000	—	—	10,000,000
Total Securities Lending Reinvestments	10,000,000	22,578,701	—	32,578,701
Total Investments	$1,861,597,988	$72,732,447	$—	$1,934,330,435

Collateral for Securities Loaned (Liability)	$—	$(32,579,705)	$—	$(32,579,705)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$69,778	$—	$69,778
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(84,858)	—	(84,858)
Total Forward Contracts	$—	$(15,080)	$—	$(15,080)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets
Investments at value (a) (b)	$1,934,330,435
Cash	131,138
Cash denominated in foreign currencies (c)	3,239
Unrealized appreciation on forward foreign currency exchange contracts	69,778
Receivable for:
Investments sold	7,594,087
Fund shares sold	433,089
Dividends and interest	4,829,222

Total Assets	1,947,390,988
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	84,858
Collateral for securities loaned	32,579,705
Payables for:
Investments purchased	708,390
Fund shares redeemed	368,270
Accrued Expenses:
Management fees	914,064
Distribution and service fees	184,281
Deferred trustees’ fees	167,433
Other expenses	256,308

Total Liabilities	35,263,309

Net Assets	$1,912,127,679

Net Assets Consist of:
Paid in surplus	$1,292,235,911
Distributable earnings (Accumulated losses)	619,891,768

Net Assets	$1,912,127,679

Net Assets
Class A	$1,058,195,577
Class B	853,932,102
Capital Shares Outstanding*
Class A	81,944,287
Class B	66,541,313
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$12.91
Class B	12.83

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,552,254,169.
(b)	Includes securities loaned at value of $40,421,381.
(c)	Identified cost of cash denominated in foreign currencies was $3,281.

Statement of Operations

Six Months Ended June 30, 2022 (Unaudited)

Investment Income
Dividends (a)	$26,981,924
Interest	14,015
Securities lending income	61,091

Total investment income	27,057,030
Expenses
Management fees	6,309,735
Administration fees	45,101
Custodian and accounting fees	67,979
Distribution and service fees—Class B	1,214,325
Audit and tax services	24,250
Legal	20,427
Shareholder reporting	27,487
Insurance	8,797
Miscellaneous (b)	8,413

Total expenses	7,726,514
Less management fee waiver	(270,138)
Less broker commission recapture	(11,750)

Net expenses	7,444,626

Net Investment Income	19,612,404

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on :
Investments	234,665,001
Foreign currency transactions	6,963
Forward foreign currency transactions	1,604,450

Net realized gain (loss)	236,276,414

Net change in unrealized appreciation (depreciation) on:
Investments	(407,698,799)
Foreign currency transactions	(9,773)
Forward foreign currency transactions	402,648

Net change in unrealized appreciation (depreciation)	(407,305,924)

Net realized and unrealized gain (loss)	(171,029,510)

Net Increase (Decrease) in Net Assets From Operations	$(151,417,106)

(a)	Net of foreign withholding taxes of $410,554.
(b)	Includes $19,894 in Trustees’ fees and expenses and $21,639 in deferred Trustee compensation losses.

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$19,612,404	$39,449,502
Net realized gain (loss)	236,276,414	344,678,479
Net change in unrealized appreciation (depreciation)	(407,305,924)	330,346,240

Increase (decrease) in net assets from operations	(151,417,106)	714,474,221

From Distributions to Shareholders
Class A	(183,503,409)	(28,908,359)
Class B	(147,249,242)	(19,160,481)

Total distributions	(330,752,651)	(48,068,840)

Increase (decrease) in net assets from capital share transactions	(8,100,837)	(655,480,380)

Total increase (decrease) in net assets	(490,270,594)	10,925,001

Net Assets
Beginning of period	2,402,398,273	2,391,473,272

End of period	$1,912,127,679	$2,402,398,273

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Value	Shares	Value
Class A
Sales	26,216	$428,543	289,494	$4,533,078
Reinvestments	13,818,028	183,503,409	1,836,618	28,908,359
Redemptions	(14,341,142)	(245,091,352)	(33,072,279)	(503,564,498)

Net increase (decrease)	(496,898)	$(61,159,400)	(30,946,167)	$(470,123,061)

Class B
Sales	2,209,370	$36,751,375	3,184,818	$49,054,608
Reinvestments	11,155,246	147,249,242	1,223,531	19,160,481
Redemptions	(7,844,964)	(130,942,054)	(16,672,760)	(253,572,408)

Net increase (decrease)	5,519,652	$53,058,563	(12,264,411)	$(185,357,319)

Increase (decrease) derived from capital shares transactions		$(8,100,837)		$(655,480,380)

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$16.79		$12.84	$14.18	$13.26	$16.38	$14.66

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.16		0.26	0.27	0.31	0.29	0.26
Net realized and unrealized gain (loss)	(1.36)		4.02	(0.55)	2.77	(2.05)	2.29

Total income (loss) from investment operations	(1.20)		4.28	(0.28)	3.08	(1.76)	2.55

Less Distributions
Distributions from net investment income	(0.35)		(0.33)	(0.30)	(0.36)	(0.14)	(0.38)
Distributions from net realized capital gains	(2.33)		0.00	(0.76)	(1.80)	(1.22)	(0.45)

Total distributions	(2.68)		(0.33)	(1.06)	(2.16)	(1.36)	(0.83)

Net Asset Value, End of Period	$12.91		$16.79	$12.84	$14.18	$13.26	$16.38

Total Return (%) (b)	(7.57	)(c)	33.47	(0.27)	25.26	(11.91)	18.28

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.59	(d)	0.59	0.60	0.59	0.59	0.58
Net ratio of expenses to average net assets (%) (e) (f)	0.56	(d)	0.56	0.57	0.56	0.56	0.55
Ratio of net investment income (loss) to average net assets (%)	1.87	(d)	1.71	2.41	2.28	1.85	1.73
Portfolio turnover rate (%)	13	(c)	15	39	23	19	24
Net assets, end of period (in millions)	$1,058.2		$1,384.6	$1,456.1	$1,458.6	$1,284.2	$1,815.9

	Class B
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$16.68		$12.76	$14.09	$13.18	$16.29	$14.58

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.14		0.22	0.24	0.28	0.25	0.22
Net realized and unrealized gain (loss)	(1.35)		4.00	(0.55)	2.75	(2.04)	2.29

Total income (loss) from investment operations	(1.21)		4.22	(0.31)	3.03	(1.79)	2.51

Less Distributions
Distributions from net investment income	(0.31)		(0.30)	(0.26)	(0.32)	(0.10)	(0.35)
Distributions from net realized capital gains	(2.33)		0.00	(0.76)	(1.80)	(1.22)	(0.45)

Total distributions	(2.64)		(0.30)	(1.02)	(2.12)	(1.32)	(0.80)

Net Asset Value, End of Period	$12.83		$16.68	$12.76	$14.09	$13.18	$16.29

Total Return (%) (b)	(7.70	)(c)	33.18	(0.51)	24.95	(12.15)	18.02

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.84	(d)	0.84	0.85	0.84	0.84	0.83
Net ratio of expenses to average net assets (%) (e) (f)	0.81	(d)	0.81	0.82	0.81	0.81	0.80
Ratio of net investment income (loss) to average net assets (%)	1.64	(d)	1.47	2.16	2.03	1.61	1.48
Portfolio turnover rate (%)	13	(c)	15	39	23	19	24
Net assets, end of period (in millions)	$853.9		$1,017.8	$935.3	$958.1	$855.1	$1,112.2

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(f)	The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.01% for the six months ended June 30, 2022 and for each of the years ended December 31, 2021, 2020, 2019, 2018 and 2017, respectively (see Note 6 of the Notes to Financial Statements).

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Notes to Financial Statements—June 30, 2022 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-four series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is Invesco Comstock Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A and B shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2022 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946- Financial Services- Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued in reference to similar instruments traded on active markets are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from third-party pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost

BHFTI-12

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded OTC are generally valued based upon interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

In December 2020, the Securities and Exchange Commission adopted Rule 2a-5, Good Faith Determinations of Fair Value, under the 1940 Act, which is intended to address valuation practices and the role of the board of directors with respect to the fair value of the investments of a registered investment company. Among other things, Rule 2a-5 will permit the Portfolio’s Board to designate the Portfolio’s primary investment adviser to perform the Portfolio’s fair value determinations, which will be subject to the Board’s oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the investment adviser’s fair value determinations. Compliance with Rule 2a-5 will be required beginning in September 2022. The Portfolio’s valuation policies and related practices may be impacted as the Portfolio comes into compliance with Rule 2a-5.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

BHFTI-13

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed. As of June 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2022, the Portfolio had direct investments in repurchase agreements with a gross value of $50,153,746. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $15,579,705. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2022.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur, any interest earned, and any dividends declared during the term of the loan, would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio generally receives cash, U.S. Government securities, letters of credit, or other collateral deemed appropriate by the Adviser. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, including repurchase agreements with respect to equity securities, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. The value of the securities on loan may change each business day. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2022 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at

BHFTI-14

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

June 30, 2022 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2022.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

All securities on loan are classified as Common Stocks in the Portfolio’s Schedule of Investments as of June 30, 2022. For all securities on loan, the remaining contractual maturity of the agreements is overnight and continuous.

Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with Capital Institutional Services, Inc. (“CAPIS”). Under this arrangement, the Portfolio directs certain trades to CAPIS in return for a recapture credit. CAPIS issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as broker commission recapture on the Statement of Operations of the Portfolio. Additionally, these amounts have been excluded from the calculation of the net ratio of expenses to average net assets presented in the Financial Highlights for each share class.

3. Investments in Derivative Instruments

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed-upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the valuation date, is included in the Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Portfolio may also experience losses even when such contracts are used for hedging purposes. The Portfolio’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2022 by category of risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	$69,778	Unrealized depreciation on forward foreign currency exchange contracts	$84,858

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.

The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 4), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2022.

Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Deutsche Bank AG	$35,232	$—	$—	$35,232
Royal Bank of Canada	34,546	(34,546)	—	—

	$69,778	$(34,546)	$—	$35,232

BHFTI-15

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2022.

Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Canadian Imperial Bank of Commerce	$620	$—	$—	$620
Royal Bank of Canada	84,238	(34,546)	—	49,692

	$84,858	$(34,546)	$—	$50,312

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2022:

Statement of Operations Location—Net Realized Gain (Loss)	Foreign Exchange
Forward foreign currency transactions	$1,604,450

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Foreign Exchange
Forward foreign currency transactions	$402,648

For the six months ended June 30, 2022, the average notional par or face amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$60,207,610

‡	Averages are based on activity levels during the period for which the amounts are outstanding.

4. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the COVID-19 pandemic. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The COVID-19 pandemic has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this pandemic, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. At this time, it is still not possible to estimate the severity or duration of the COVID-19 pandemic, including the severity, duration and frequency of any additional “waves” or emerging variants of COVID-19. It is also still not possible to estimate the duration or frequency of the utilization of any therapeutic treatments and vaccines for COVID-19 or variants thereof. It is likewise still not possible to predict or estimate the longer-term effects of the COVID-19 pandemic, or any actions taken to contain or address the pandemic, on the Portfolios, the financial markets, and economy at large. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

BHFTI-16

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

In late February 2022, Russian military forces invaded Ukraine, significantly amplifying already existing geopolitical tensions among Russia, Ukraine, Europe, NATO, and the West. Russia’s invasion, the responses of countries and political bodies to Russia’s actions, and the potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities such as oil and natural gas. Following Russia’s actions, various countries, including the U.S., Canada, the United Kingdom, Germany, and France, as well as the European Union, issued broad-ranging economic sanctions against Russia. Sanctions threatened or imposed by these jurisdictions, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or the Portfolio. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Portfolio. Sanctions, or the threat of new or modified sanctions, could impair the ability of the Portfolio to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Portfolio, even if the Portfolio does not have direct exposure to securities of Russian issuers.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (e.g., futures contracts and exchange-traded options), while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options).

For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar master agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Portfolio the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to such counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, which is the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In 2017, the UK Financial Conduct

BHFTI-17

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

Authority (FCA) announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. dollar LIBOR and the Sterling Overnight Interbank Average Rate for GBP LIBOR). Various financial industry groups have been planning for the transition away from LIBOR and markets are developing in response to these new rates, but there are concerns around liquidity of the new rates and obstacles to converting certain securities and transactions to new rates. Neither the effect of the transition process nor its ultimate success can yet be known. The transition away from and eventual elimination of LIBOR may adversely affect the interest rates on, and liquidity and value of, certain assets and liabilities of the Portfolio that are tied to LIBOR. These may include bank loans, floating rate securities, structured securities (including asset-backed and mortgage-backed securities), other debt securities, derivatives, and financing transactions tied to LIBOR, particularly insofar as the documentation governing such instruments does not include “fall back” provisions addressing the transition from LIBOR. The effect of any changes to, or discontinuation of, LIBOR on the Portfolio will vary depending on, among other things (1) existing fallback or termination provisions in individual contracts and (2) the extent to which industry participants adopt new reference rates and fallbacks for both legacy and new products and instruments. The Subadviser may have discretion to determine a successor or substitute reference rate, including any price or other adjustments to account for differences between the successor or substitute reference rate and previous rate. Such successor or substitute reference rate and any adjustments selected may negatively impact the Portfolio’s investments, performance or financial condition, and may expose the Portfolio to additional tax, accounting and regulatory risks. The transition away from LIBOR may affect the value, liquidity or return on certain Portfolio investments and may result in costs incurred in connection with closing out positions and entering into new trades, adversely impacting the Portfolio’s overall financial condition or results of operations. It is difficult to predict the full impact of the transition away from LIBOR and the adoption of alternative reference rates on the Portfolio.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2022 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$284,381,909	$0	$614,522,189

6. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2022	% per annum	Average Daily Net Assets
$6,309,735	0.650%	First $500 million
	0.600%	$500 million to $1 billion
	0.525%	Over $1 billion

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. Invesco Advisers, Inc. (the “Subadviser”) is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

BHFTI-18

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

Management Fee Waiver - Pursuant to a management fee waiver agreement, the Adviser has agreed, for the period April 29, 2022 to April 30, 2023, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.025%	$1 billion to $2 billion
0.050%	Over $2 billion

An identical agreement was in place for the period April 30, 2021 to April 29, 2022. Amounts waived for the six months ended June 30, 2022 were $182,759 and are included in the total amount shown as a management fee waivers in the Statement of Operations.

The Subadviser has voluntarily agreed to waive a portion of its subadvisory fees payable by the Adviser to the Subadviser for managing the Portfolio. In addition to the above advisory fee waiver, the Adviser has agreed to reduce its advisory fee reflecting a portion of the amount waived by the Subadviser for managing the Portfolio pursuant to the voluntary subadvisory fee waiver. $87,379 was waived in the aggregate for the six months ended June 30, 2022 and is reflected in the total amount shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2022 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. During the six months ended June 30, 2022, deferred compensation losses exceeded accrued Trustees’ fees and expenses. As such, changes in the value of participants’ deferral accounts in excess of the Trustees’ fees and expenses are reflected as a component of Miscellaneous expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

Affiliated Broker - During the six months ended June 30, 2022 the Portfolio paid brokerage commissions to affiliated brokers/dealers:

Affiliate	Commission
Invesco Capital Markets, Inc.	$14,888

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

BHFTI-19

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

8. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2022 was as follows:

Cost basis of investments	$1,569,554,006

Gross unrealized appreciation	440,702,845
Gross unrealized (depreciation)	(75,941,496)

Net unrealized appreciation (depreciation)	$364,761,349

The tax character of distributions paid for the years ended December 31, 2021 and 2020 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2021	2020	2021	2020	2021	2020
$48,068,840	$50,764,643	$—	$136,007,027	$48,068,840	$186,771,670

As of December 31, 2021, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation (Depreciation)	Accumulated Capital Losses	Total
$58,853,591	$271,339,388	$772,058,427	$—	$1,102,251,406

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2021, the Portfolio had no accumulated capital losses.

During the year ended December 31, 2021, the Portfolio utilized accumulated short-term capital losses of $5,757,903 and accumulated long-term capital losses of $47,424,520.

9. Recent Accounting Pronouncement

In January 2021, the FASB issued Accounting Standards Update No. 2021-01 (“ASU 2021-01”), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, as regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective through December 31, 2022, for all entities. The expedients and exceptions provided by the amendments do not apply to contract modifications and hedging relationships entered into or evaluated after December 31, 2022, except for hedging transactions as of December 31, 2022, that an entity has elected certain optional expedients for and that are retained through the end of the hedging relationship. Management expects that the adoption of the guidance will not have a material impact on the Portfolio’s financial statements.

BHFTI-20

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

For the period April 1, 2021 through March 31, 2022, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-21

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Managed by Invesco Advisers, Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2022, the Class A, B and E shares of the Invesco Global Equity Portfolio returned -31.63%, -31.70%, and -31.68%, respectively. The Portfolio’s benchmark, the MSCI All Country World Index (“ACWI”)¹, returned -20.18%.

MARKET ENVIRONMENT / CONDITIONS

Global equity markets experienced a steep decline in the first half of 2022, especially during the second quarter, as rising prices for fuel, food, and housing, caused distress to producers and consumers worldwide. Interest rates also rose sharply as the Federal Reserve began its interest rate hiking cycle in earnest, which was detrimental to bond markets.

Valuations underwent a meaningful reset lower. The one-year forward price-to-earnings multiple on the Nasdaq Composite Index declined to levels that are broadly back to where they have been since the “Tech Bubble” deflated in the late 1990s.

Though growth-style equities have been through a steep downturn, cyclically sensitive equities have been tested as well, as commodity prices weakened. Copper declined meaningfully from a peak in early March, as did lumber and wheat, which spiked higher after the Russia-Ukraine war began. The year-over-year money supply (M2) peaked at the end of February 2021 at just under 27%.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The Portfolio underperformed notably versus the MSCI ACWI in the Information Technology, Healthcare, Industrials, Communication Services, Energy, Financials and Consumer Staples sectors, in what has been a disappointing first half of 2022. The Consumer Discretionary Sector was a bright spot during the first half of the year. The Portfolio held no positions in the Energy or Utilities during the period. Our holdings in the Consumer Staples and Materials sectors were near zero.

The Information Technology sector was a challenging area for the six-month period ended June 30, 2022. Software, in particular, has been quite weak. The position that has had the biggest impact on performance versus the sector was Intuit. Elsewhere in the sector, performance was also poor in several of our holdings among Japanese electronics and factory automation producers. The on-again off-again COVID-19 shutdowns that have occurred in China threw a wrench into the operations of both their customers and supply chains. We have trimmed several of the positions during the reporting period.

The Healthcare sector underperformance in the first half of 2022 was due to having little exposure to the traditional big pharmaceutical names. While they are typically ports in a storm to some degree, in our opinion, virtually all of them have shown little organic innovation, and we found minimal appeal in these names. Life science tools and services companies have also performed poorly in the first half of the year as biotechnology stocks have had a sizable collapse. We own very few biotechnology stocks but, at period end, we did own several companies that supply the industry, which have declined this year in tandem.

The Industrials sector had two positions that stood out. Nidec Corp. (Japan) is one and is a maker of electric motors that originally went into hard disc drives but now are utilized in a variety of industrial and automotive applications. The management has not been quick enough in responding to the environment as they have been slow to raise prices and manage costs. We trimmed the position significantly during the period. The other name that hurt relative performance among our Industrial holdings was Equifax Inc. Equifax has a meaningful business in mortgage originations, where they provide and employment verification services. The business has been slowed by a decline in mortgage applications due to a combination of high home prices across the U.S. and rising interest rates.

We own two significant holdings in the Communication Services sector, in Alphabet, our largest holding, and Meta Platforms. They were down 24% and 52% respectively, during the latest quarter. Meta Platforms has struggled with adapting to Apple’s new privacy standards, that were enacted last year. We have not added to or trimmed the position this period.

Our performance in the Financials sector was weighed down during the period by having light exposure to banks and none to insurance. The first half of the year has been a difficult one and capital markets activity has slowed materially, including the issuance of debt. This has created headwinds for S&P Global, which has been in the Portfolio for years and plays a key role in global debt markets, as one of a handful of debt rating services in the world.

The Consumer Staples sector is one we have not found much value in for years. In our opinion, growth rates are not generally impressive, and the valuations are, nonetheless, high. Our lone holding, Zur Rose Group (Switzerland), a digital pharmacy, has not executed especially well.

There were few bright spots in the first half of 2022, but our positioning in the Consumer Discretionary helped. We have been investors in a pair of Chinese internet companies found in the Consumer Discretionary sector that have performed poorly over the reporting period, JD.com and Meituan. Both were down much less than the sector and the market as a whole. China appears to be winding down a crackdown that had been weighing upon the share prices, and the stocks have responded. Another positive was not owning Tesla, due to its valuation and governance practices.

At the end of the period, the Portfolio was overweight Information Technology, Communication Services, Industrials, and Consumer Discretionary sectors. The Portfolio had underweight allocations in the Financials, Consumer Staples, Materials, Energy, Utilities and Healthcare sectors. Over the course of the period, there were no

BHFTI-1

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Managed by Invesco Advisers, Inc.

Portfolio Manager Commentary*—(Continued)

wholesale shifts in our sector allocations. Regarding individual names, Alphabet, Intuit, S&P Global, Moët Hennessy Louis Vuitton, Meta Platforms, Adobe, and JD.com have remained in the top ten.

John Delano

Portfolio Manager

Invesco Advisers, Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of 23 developed and 25 emerging market indices. The index returns shown above were calculated with net dividends: they reflect the reinvestment of dividends after the deduction of the maximum possible withholding taxes.

BHFTI-2

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

A $10,000 INVESTMENT COMPARED TO THE MSCI ALL COUNTRY WORLD INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2022

	6 Month	1 Year	5 Year	10 Year
Invesco Global Equity Portfolio
Class A	-31.63	-29.22	5.81	9.65
Class B	-31.70	-29.38	5.55	9.38
Class E	-31.68	-29.31	5.65	9.49
MSCI All Country World Index	-20.18	-15.75	7.00	8.76

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2022

Top Holdings

% of Net Assets
Alphabet, Inc. - Class A	11.5
LVMH Moet Hennessy Louis Vuitton SE	5.7
Intuit, Inc.	5.6
S&P Global, Inc.	5.5
JD.com, Inc. (ADR)	5.0
Analog Devices, Inc.	4.5
Adobe, Inc.	3.9
Meta Platforms, Inc. - Class A	3.9
Airbus SE	3.7
DLF, Ltd.	3.0

    Top Countries

% of Net Assets
United States	56.5
France	12.7
Japan	8.9
China	6.0
India	4.8
Sweden	3.3
Denmark	3.0
Germany	1.8
Netherlands	0.9
Switzerland	0.8

BHFTI-3

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2022 through June 30, 2022.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Invesco Global Equity Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period** January 1, 2022 to June 30, 2022
Class A (a)	Actual	0.56%	$1,000.00	$683.70	$2.34
	Hypothetical*	0.56%	$1,000.00	$1,022.02	$2.81

Class B (a)	Actual	0.81%	$1,000.00	$683.00	$3.38
	Hypothetical*	0.81%	$1,000.00	$1,020.78	$4.06

Class E (a)	Actual	0.71%	$1,000.00	$683.20	$2.96
	Hypothetical*	0.71%	$1,000.00	$1,021.27	$3.56

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 5 of the Notes to Financial Statements.

BHFTI-4

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—99.6% of Net Assets

Security Description	Shares	Value

Brazil—0.2%
StoneCo, Ltd. - Class A (a) (b)	225,499	$1,736,342

China—6.0%
JD.com, Inc. (ADR) (b)	805,041	51,699,733
Meituan - Class B (144A) (a)	297,200	7,510,209
Tencent Holdings, Ltd.	45,700	2,075,397

		61,285,339

Denmark—3.0%
Ambu A/S - Class B (b)	139,217	1,360,598
Novo Nordisk A/S - Class B	269,896	29,956,126

		31,316,724

France—12.7%
Airbus SE	385,397	37,841,282
Dassault Systemes SE	106,679	3,952,809
Kering S.A.	57,917	30,091,274
LVMH Moet Hennessy Louis Vuitton SE	94,730	58,461,026

		130,346,391

Germany—1.8%
SAP SE	200,467	18,263,078

India—4.8%
DLF, Ltd.	7,856,982	31,204,548
ICICI Bank, Ltd. (ADR) (b)	1,012,379	17,959,603

		49,164,151

Italy—0.4%
Brunello Cucinelli S.p.A.	92,496	4,192,328

Japan—8.9%
FANUC Corp.	15,700	2,460,863
Keyence Corp.	78,500	26,865,021
Murata Manufacturing Co., Ltd.	518,000	28,055,135
Nidec Corp.	228,600	14,135,167
Omron Corp.	118,100	6,005,772
TDK Corp.	440,600	13,626,139

		91,148,097

Netherlands—0.9%
ASML Holding NV	19,060	9,198,888

Sweden—3.3%
Assa Abloy AB - Class B	765,892	16,390,044
Atlas Copco AB - A Shares	1,913,744	17,907,830

		34,297,874

Switzerland—0.8%
Lonza Group AG	12,661	6,751,149
Zur Rose Group AG (a) (b)	20,679	1,552,184

		8,303,333

United Kingdom—0.3%
Farfetch, Ltd. - Class A (a) (b)	439,368	3,145,875

United States—56.5%
Adobe, Inc. (a)	109,693	40,154,220
Agilent Technologies, Inc.	134,043	15,920,287
Alphabet, Inc. - Class A (a)	53,937	117,542,747
Amazon.com, Inc. (a)	87,780	9,323,114
Analog Devices, Inc.	314,001	45,872,406
Avantor, Inc. (a)	628,028	19,531,671
Boston Scientific Corp. (a)	123,175	4,590,732
Charles River Laboratories International, Inc. (a)	22,551	4,825,237
Charter Communications, Inc. - Class A (a)	4,716	2,209,587
Danaher Corp.	19,140	4,852,373
Datadog, Inc. - Class A (a)	25,722	2,449,763
Dun & Bradstreet Holdings, Inc. (a) (b)	120,007	1,803,705
Ecolab, Inc.	10,798	1,660,300
Equifax, Inc.	110,860	20,262,991
Fidelity National Information Services, Inc. (b)	63,007	5,775,852
IDEXX Laboratories, Inc. (a)	7,635	2,677,824
Illumina, Inc. (a)	33,016	6,086,830
Intuit, Inc.	149,883	57,770,903
Intuitive Surgical, Inc. (a)	26,532	5,325,238
IQVIA Holdings, Inc. (a)	45,810	9,940,312
Lam Research Corp.	2,452	1,044,920
Marriott International, Inc. - Class A	31,138	4,235,079
Marvell Technology, Inc.	289,170	12,587,570
Meta Platforms, Inc. - Class A (a)	245,304	39,555,270
Microsoft Corp.	58,523	15,030,462
NVIDIA Corp.	30,522	4,626,830
Omnicell, Inc. (a) (b)	40,779	4,638,611
Phathom Pharmaceuticals, Inc. (a) (b)	134,408	1,134,404
Qualtrics International, Inc. - Class A (a) (b)	233,206	2,917,407
S&P Global, Inc.	166,415	56,091,840
Splunk, Inc. (a)	62,737	5,549,715
United Parcel Service, Inc. - Class B (b)	161,237	29,432,202
Veracyte, Inc. (a) (b)	198,301	3,946,190
Visa, Inc. - Class A (b)	92,094	18,132,388
Walt Disney Co. (The) (a)	20,243	1,910,939

		579,409,919

Total Common Stocks (Cost $679,852,591)		1,021,808,339

Short-Term Investment—0.5%

Repurchase Agreement—0.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/22 at 0.350%, due on 07/01/22 with a maturity value of $4,994,808; collateralized by U.S. Treasury Note at 3.000%, maturing 06/30/24, with a market value of $5,094,720.	4,994,759	4,994,759

Total Short-Term Investments (Cost $4,994,759)		4,994,759

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Securities Lending Reinvestments (c)—7.5%

Security Description	Principal Amount*	Value

Certificates of Deposit—2.1%
Bank of Montreal (Chicago) 2.040%, FEDEFF PRV + 0.460%, 03/02/23 (d)	2,000,000	$2,000,124
Bank of Nova Scotia 1.760%, SOFR + 0.250%, 02/17/23 (d)	2,000,000	1,996,389
Barclays Bank plc 1.970%, SOFR + 0.450%, 10/07/22 (d)	2,000,000	2,000,646
BNP Paribas S.A. 1.730%, SOFR + 0.220%, 11/17/22 (d)	1,000,000	998,761
Canadian Imperial Bank of Commerce (NY) 2.010%, SOFR + 0.500%, 03/03/23 (d)	3,000,000	2,999,215
Cooperatieve Rabobank UA 2.080%, SOFR + 0.570%, 09/19/22 (d)	1,000,000	1,000,000
Mizuho Bank, Ltd. 1.800%, SOFR + 0.290%, 07/28/22 (d)	2,000,000	1,999,782
Nordea Bank Abp (NY) 1.960%, SOFR + 0.450%, 08/30/22 (d)	1,000,000	1,000,184
Oversea-Chinese Banking Corp., Ltd. 1.960%, SOFR + 0.440%, 09/26/22 (d)	1,000,000	1,000,243
Skandinaviska Enskilda Banken AB 1.630%, 09/02/22	1,000,000	999,373
Sumitomo Mitsui Banking Corp. 1.910%, SOFR + 0.400%, 11/02/22 (d)	1,000,000	999,957
1.960%, SOFR + 0.450%, 09/06/22 (d)	1,000,000	1,000,163
Toronto-Dominion Bank (The) 2.070%, FEDEFF PRV + 0.490%, 12/23/22 (d)	1,000,000	1,000,630
Westpac Banking Corp. 1.740%, SOFR + 0.230%, 02/17/23 (d)	3,000,000	2,995,776

		21,991,243

Commercial Paper—0.2%
Skandinaviska Enskilda Banken AB 1.900%, SOFR + 0.390%, 11/03/22 (d)	1,000,000	1,000,000
UBS AG 2.090%, SOFR + 0.570%, 03/23/23 (d)	1,000,000	1,000,000

		2,000,000

Repurchase Agreements—3.9%
Cantor Fitzgerald & Co. Repurchase Agreement dated 06/30/22 at 1.550%, due on 07/01/22 with a maturity value of $10,000,431; collateralized by U.S. Government Agency Obligations with rates ranging from 0.295% - 8.000%, maturity dates ranging from 09/15/22 - 02/20/72, and an aggregate market value of $10,200,000.	10,000,000	10,000,000
National Bank Financial, Inc. Repurchase Agreement dated 06/30/22 at 1.570%, due on 07/01/22 with a maturity value of $10,000,436; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.375%, maturity dates ranging from 09/22/22 - 11/15/48, and an aggregate market value of $10,214,034.	10,000,000	10,000,000

Repurchase Agreements—(Continued)
Natwest Markets Securities, Inc. Repurchase Agreement dated 06/30/22 at 1.480%, due on 07/01/22 with a maturity value of $7,885,388; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 07/05/22 - 11/15/49, and an aggregate market value of $8,043,096.	7,885,064	7,885,064
NBC Global Finance, Ltd. Repurchase Agreement dated 06/30/22 at 1.735%, due on 07/07/22 with a maturity value of $1,800,607; collateralized by various Common Stock with an aggregate market value of $2,001,206.	1,800,000	1,800,000
Societe Generale Repurchase Agreement dated 06/30/22 at 1.500%, due on 07/01/22 with a maturity value of $500,021; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 01/31/23 - 02/15/32, and an aggregate market value of $510,191.	500,000	500,000
Repurchase Agreement dated 06/30/22 at 1.600%, due on 07/01/22 with a maturity value of $2,000,089; collateralized by various Common Stock with an aggregate market value of $2,222,744.	2,000,000	2,000,000
Repurchase Agreement dated 06/30/22 at 1.620%, due on 07/01/22 with a maturity value of $1,000,045; collateralized by various Common Stock with an aggregate market value of $1,111,372.	1,000,000	1,000,000
Repurchase Agreement dated 06/30/22 at 1.660%, due on 07/01/22 with a maturity value of $1,000,046; collateralized by various Common Stock with an aggregate market value of $1,111,826.	1,000,000	1,000,000
Repurchase Agreement dated 06/30/22 at 1.670%, due on 07/07/22 with a maturity value of $2,400,779; collateralized by various Common Stock with an aggregate market value of $2,668,382.	2,400,000	2,400,000
TD Prime Services LLC Repurchase Agreement dated 06/30/22 at 1.650%, due on 07/01/22 with a maturity value of $3,000,138; collateralized by various Common Stock with an aggregate market value of $3,300,151.	3,000,000	3,000,000

		39,585,064

Time Deposits—0.3%
Credit Agricole Corp. & Investment Bank (NY) 1.560%, 07/01/22	1,000,000	1,000,000
National Bank of Canada 1.620%, OBFR + 0.050%, 07/07/22 (d)	2,000,000	2,000,000

		3,000,000

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares	Value

Mutual Funds—1.0%
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 1.390% (e)	10,000,000	$10,000,000

Total Securities Lending Reinvestments (Cost $76,585,064)		76,576,307

Total Investments—107.6% (Cost $761,432,414)		1,103,379,405
Other assets and liabilities (net)—(7.6)%		(77,670,490)

Net Assets—100.0%		$1,025,708,915

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of June 30, 2022, the market value of securities loaned was $74,142,331 and the collateral received consisted of cash in the amount of $76,585,064 and non-cash collateral with a value of $345,833. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2022.
(d)	Variable or floating rate security. The stated rate represents the rate at June 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of June 30, 2022.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2022, the market value of 144A securities was $7,510,209, which is 0.7% of net assets.

Ten Largest Industries as of June 30, 2022 (Unaudited)	% of Net Assets
Interactive Media & Services	15.5
Software	14.2
Textiles, Apparel & Luxury Goods	9.0
Electronic Equipment, Instruments & Components	7.3
Semiconductors & Semiconductor Equipment	7.1
Internet & Direct Marketing Retail	7.0
Life Sciences Tools & Services	6.6
Capital Markets	5.5
Aerospace & Defense	3.7
Real Estate Management & Development	3.0

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate
Other Abbreviations
(ADR)—	American Depositary Receipt

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$1,736,342	$—	$—	$1,736,342
China	51,699,733	9,585,606	—	61,285,339
Denmark	—	31,316,724	—	31,316,724
France	—	130,346,391	—	130,346,391
Germany	—	18,263,078	—	18,263,078
India	17,959,603	31,204,548	—	49,164,151
Italy	—	4,192,328	—	4,192,328
Japan	—	91,148,097	—	91,148,097
Netherlands	—	9,198,888	—	9,198,888
Sweden	—	34,297,874	—	34,297,874
Switzerland	—	8,303,333	—	8,303,333
United Kingdom	3,145,875	—	—	3,145,875
United States	579,409,919	—	—	579,409,919
Total Common Stocks	653,951,472	367,856,867	—	1,021,808,339
Total Short-Term Investment*	—	4,994,759	—	4,994,759
Securities Lending Reinvestments
Certificates of Deposit	—	21,991,243	—	21,991,243
Commercial Paper	—	2,000,000	—	2,000,000
Repurchase Agreements	—	39,585,064	—	39,585,064
Time Deposits	—	3,000,000	—	3,000,000
Mutual Funds	10,000,000	—	—	10,000,000
Total Securities Lending Reinvestments	10,000,000	66,576,307	—	76,576,307
Total Investments	$663,951,472	$439,427,933	$—	$1,103,379,405

Collateral for Securities Loaned (Liability)	$—	$(76,585,064)	$—	$(76,585,064)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets
Investments at value (a) (b)	$1,103,379,405
Cash denominated in foreign currencies (c)	738,545
Receivable for:
Fund shares sold	270,272
Dividends and interest	332,185

Total Assets	1,104,720,407
Liabilities
Collateral for securities loaned	76,585,064
Payables for:
Fund shares redeemed	557,823
Foreign taxes	862,920
Accrued Expenses:
Management fees	457,525
Distribution and service fees	57,720
Deferred trustees’ fees	183,133
Other expenses	307,307

Total Liabilities	79,011,492

Net Assets	$1,025,708,915

Net Assets Consist of:
Paid in surplus	$646,712,554
Distributable earnings (Accumulated losses) (d)	378,996,361

Net Assets	$1,025,708,915

Net Assets
Class A	$747,694,393
Class B	264,224,609
Class E	13,789,913
Capital Shares Outstanding*
Class A	39,639,355
Class B	14,159,715
Class E	735,776
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$18.86
Class B	18.66
Class E	18.74

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $761,432,414.
(b)	Includes securities loaned at value of $74,142,331.
(c)	Identified cost of cash denominated in foreign currencies was $739,020.
(d)	Includes foreign capital gains tax of $862,920.

Statement of Operations

Six Months Ended June 30, 2022 (Unaudited)

Investment Income
Dividends (a)	$6,315,708
Non-cash dividends	376,684
Interest	928
Securities lending income	82,759

Total investment income	6,776,079
Expenses
Management fees	3,957,831
Administration fees	28,114
Custodian and accounting fees	101,574
Distribution and service fees—Class B	388,378
Distribution and service fees—Class E	12,460
Audit and tax services	26,234
Legal	20,427
Shareholder reporting	27,869
Insurance	5,301
Miscellaneous (b)	29,140

Total expenses	4,597,328
Less management fee waiver	(832,339)

Net expenses	3,764,989

Net Investment Income	3,011,090

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on :
Investments (c)	35,623,557
Foreign currency transactions	(94,936)

Net realized gain (loss)	35,528,621

Net change in unrealized appreciation (depreciation) on:
Investments (d)	(508,183,421)
Foreign currency transactions	(43,227)

Net change in unrealized appreciation (depreciation)	(508,226,648)

Net realized and unrealized gain (loss)	(472,698,027)

Net Increase (Decrease) in Net Assets From Operations	$(469,686,937)

(a)	Net of foreign withholding taxes of $545,930.
(b)	Includes $19,894 in Trustees’ fees and expenses and $21,639 in deferred Trustee compensation losses.
(c)	Net of foreign capital gains tax of $16,764.
(d)	Includes change in foreign capital gains tax of $936,178.

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$3,011,090	$(1,076,698)
Net realized gain (loss)	35,528,621	162,795,388
Net change in unrealized appreciation (depreciation)	(508,226,648)	61,200,397

Increase (decrease) in net assets from operations	(469,686,937)	222,919,087

From Distributions to Shareholders
Class A	(116,963,860)	(45,961,149)
Class B	(41,674,335)	(16,173,184)
Class E	(2,170,112)	(937,943)

Total distributions	(160,808,307)	(63,072,276)

Increase (decrease) in net assets from capital share transactions	165,851,764	(155,006,641)

Total increase (decrease) in net assets	(464,643,480)	4,840,170

Net Assets
Beginning of period	1,490,352,395	1,485,512,225

End of period	$1,025,708,915	$1,490,352,395

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Value	Shares	Value
Class A
Sales	1,332,110	$32,173,001	510,660	$16,044,763
Reinvestments	6,159,234	116,963,860	1,475,952	45,961,149
Redemptions	(921,937)	(24,016,592)	(5,336,834)	(169,889,310)

Net increase (decrease)	6,569,407	$125,120,269	(3,350,222)	$(107,883,398)

Class B
Sales	635,371	$16,245,774	629,105	$19,436,492
Reinvestments	2,217,900	41,674,335	522,896	16,173,184
Redemptions	(686,054)	(17,594,993)	(2,572,761)	(80,442,566)

Net increase (decrease)	2,167,217	$40,325,116	(1,420,760)	$(44,832,890)

Class E
Sales	13,553	$353,888	41,533	$1,322,921
Reinvestments	115,003	2,170,112	30,237	937,943
Redemptions	(74,648)	(2,117,621)	(143,408)	(4,551,217)

Net increase (decrease)	53,908	$406,379	(71,638)	$(2,290,353)

Increase (decrease) derived from capital shares transactions		$165,851,764		$(155,006,641)

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021		2020	2019	2018	2017
Net Asset Value, Beginning of Period	$32.65		$29.42		$23.28	$20.45	$26.14	$19.28

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.07		(0.00	)(b)	0.04	0.20	0.28	0.21
Net realized and unrealized gain (loss)	(10.37)		4.57		6.37	5.90	(3.18)	6.91

Total income (loss) from investment operations	(10.30)		4.57		6.41	6.10	(2.90)	7.12

Less Distributions
Distributions from net investment income	0.00		(0.04)		(0.21)	(0.26)	(0.33)	(0.26)
Distributions from net realized capital gains	(3.49)		(1.30)		(0.06)	(3.01)	(2.46)	0.00

Total distributions	(3.49)		(1.34)		(0.27)	(3.27)	(2.79)	(0.26)

Net Asset Value, End of Period	$18.86		$32.65		$29.42	$23.28	$20.45	$26.14

Total Return (%) (c)	(31.63	)(d)	15.76		27.92	31.91	(12.96)	37.12

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.70	(e)	0.70		0.70	0.70	0.71	0.71
Net ratio of expenses to average net assets (%) (f)(g)	0.56	(e)	0.56		0.58	0.59	0.61	0.60
Ratio of net investment income (loss) to average net assets (%)	0.57	(e)	(0.00	)(h)	0.18	0.91	1.12	0.90
Portfolio turnover rate (%)	9	(d)	7		9	8	17	9
Net assets, end of period (in millions)	$747.7		$1,079.7		$1,071.4	$970.2	$834.2	$1,052.8

	Class B
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021		2020	2019	2018	2017
Net Asset Value, Beginning of Period	$32.39		$29.23		$23.13	$20.33	$25.99	$19.18

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.04		(0.08)		(0.02)	0.15	0.22	0.15
Net realized and unrealized gain (loss)	(10.28)		4.54		6.33	5.85	(3.16)	6.86

Total income (loss) from investment operations	(10.24)		4.46		6.31	6.00	(2.94)	7.01

Less Distributions
Distributions from net investment income	0.00		0.00		(0.15)	(0.19)	(0.26)	(0.20)
Distributions from net realized capital gains	(3.49)		(1.30)		(0.06)	(3.01)	(2.46)	0.00

Total distributions	(3.49)		(1.30)		(0.21)	(3.20)	(2.72)	(0.20)

Net Asset Value, End of Period	$18.66		$32.39		$29.23	$23.13	$20.33	$25.99

Total Return (%) (c)	(31.70	)(d)	15.47		27.58	31.57	(13.14)	36.73

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.95	(e)	0.95		0.95	0.95	0.96	0.96
Net ratio of expenses to average net assets (%) (f)(g)	0.81	(e)	0.81		0.83	0.84	0.86	0.85
Ratio of net investment income (loss) to average net assets (%)	0.32	(e)	(0.25)		(0.07)	0.67	0.87	0.65
Portfolio turnover rate (%)	9	(d)	7		9	8	17	9
Net assets, end of period (in millions)	$264.2		$388.5		$392.1	$363.1	$319.4	$407.1

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$32.50		$29.29	$23.18	$20.37	$26.04	$19.21

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.05		(0.05)	0.01	0.17	0.24	0.17
Net realized and unrealized gain (loss)	(10.32)		4.56	6.34	5.87	(3.17)	6.89

Total income (loss) from investment operations	(10.27)		4.51	6.35	6.04	(2.93)	7.06

Less Distributions
Distributions from net investment income	0.00		0.00	(0.18)	(0.22)	(0.28)	(0.23)
Distributions from net realized capital gains	(3.49)		(1.30)	(0.06)	(3.01)	(2.46)	0.00

Total distributions	(3.49)		(1.30)	(0.24)	(3.23)	(2.74)	(0.23)

Net Asset Value, End of Period	$18.74		$32.50	$29.29	$23.18	$20.37	$26.04

Total Return (%) (c)	(31.68	)(d)	15.61	27.69	31.71	(13.07)	36.90

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.85	(e)	0.85	0.85	0.85	0.86	0.86
Net ratio of expenses to average net assets (%) (f)(g)	0.71	(e)	0.71	0.73	0.74	0.76	0.75
Ratio of net investment income (loss) to average net assets (%)	0.41	(e)	(0.15)	0.03	0.77	0.97	0.75
Portfolio turnover rate (%)	9	(d)	7	9	8	17	9
Net assets, end of period (in millions)	$13.8		$22.2	$22.1	$20.9	$18.1	$24.2

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net investment income (loss) was less than $0.01.
(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
(g)	The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.01% for the six months ended June 30, 2022 and for each of the years ended December 31, 2021, 2020 and 2019 (see Note 5 of the Notes to Financial Statements).
(h)	Ratio of net investment income (loss) to average net assets was less than 0.01%.

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Notes to Financial Statements—June 30, 2022 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-four series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is Invesco Global Equity Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A, B and E shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2022 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued in reference to similar instruments traded on active markets are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from third-party pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost

BHFTI-13

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

In December 2020, the Securities and Exchange Commission adopted Rule 2a-5, Good Faith Determinations of Fair Value, under the 1940 Act, which is intended to address valuation practices and the role of the board of directors with respect to the fair value of the investments of a registered investment company. Among other things, Rule 2a-5 will permit the Portfolio’s Board to designate the Portfolio’s primary investment adviser to perform the Portfolio’s fair value determinations, which will be subject to the Board’s oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the investment adviser’s fair value determinations. Compliance with Rule 2a-5 will be required beginning in September 2022. The Portfolio’s valuation policies and related practices may be impacted as the Portfolio comes into compliance with Rule 2a-5.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

BHFTI-14

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

In consideration of recent decisions rendered by European courts, the Portfolio has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (“EU”) countries. These filings are subject to various administrative and judicial proceedings within these countries. During the six months ended June 30, 2022, the Portfolio received EU tax reclaim payments in the amount of $119,558 that were not previously accrued for due to uncertainty of collectability. Such amount is included in dividends on the Statement of Operations. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed. As of June 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2022, the Portfolio had direct investments in repurchase agreements with a gross value of $4,994,759. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $39,585,064. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2022.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur, any interest earned, and any dividends declared during the term of the loan, would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio generally receives cash, U.S. Government securities, letters of credit, or other collateral deemed appropriate by the Adviser. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, including repurchase agreements with respect to equity securities, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. The value of the securities on loan may change each business day. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

BHFTI-15

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2022 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2022 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2022.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

All securities on loan are classified as Common Stocks in the Portfolio’s Schedule of Investments as of June 30, 2022. For all securities on loan, the remaining contractual maturity of the agreements is overnight and continuous.

3. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the COVID-19 pandemic. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The COVID-19 pandemic has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this pandemic, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. At this time, it is still not possible to estimate the severity or duration of the COVID-19 pandemic, including the severity, duration and frequency of any additional “waves” or emerging variants of COVID-19. It is also still not possible to estimate the duration or frequency of the utilization of any therapeutic treatments and vaccines for COVID-19 or variants thereof. It is likewise still not possible to predict or estimate the longer-term effects of the COVID-19 pandemic, or any actions taken to contain or address the pandemic, on the Portfolios, the financial markets, and economy at large. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

In late February 2022, Russian military forces invaded Ukraine, significantly amplifying already existing geopolitical tensions among Russia, Ukraine, Europe, NATO, and the West. Russia’s invasion, the responses of countries and political bodies to Russia’s actions, and the potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities such as oil and natural gas. Following Russia’s actions, various countries, including the U.S., Canada, the United Kingdom, Germany, and France, as well as the European Union, issued broad-ranging economic sanctions against Russia. Sanctions threatened or imposed by these jurisdictions, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or the Portfolio. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Portfolio. Sanctions, or the threat of new or modified sanctions, could impair the ability of the Portfolio to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Portfolio, even if the Portfolio does not have direct exposure to securities of Russian issuers.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities

BHFTI-16

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Foreign Investment Risk: The investments by the Portfolio in foreign securities, whether direct or indirect, involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation, unexpected market closures or other political, social or economic developments, such as the imposition of economic sanctions against one or more countries, organizations, entities and/or individuals, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, which is the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In 2017, the UK Financial Conduct Authority (FCA) announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. dollar LIBOR and the Sterling Overnight Interbank Average Rate for GBP LIBOR). Various financial industry groups have been planning for the transition away from LIBOR and markets are developing in response to these new rates, but there are concerns around liquidity of the new rates and obstacles to converting certain securities and transactions to new rates. Neither the effect of the transition process nor its ultimate success can yet be known. The transition away from and eventual elimination of LIBOR may adversely affect the interest rates on, and liquidity and value of, certain assets and liabilities of the Portfolio that are tied to LIBOR. These may include bank loans, floating rate securities, structured securities (including asset-backed and mortgage-backed securities), other debt securities, derivatives, and financing transactions tied to LIBOR, particularly insofar as the documentation governing such instruments does not include “fall back” provisions addressing the transition from LIBOR. The effect of any changes to, or discontinuation of, LIBOR on the Portfolio will vary depending on, among other things (1) existing fallback or termination provisions in individual contracts and (2) the extent to which industry participants adopt new reference rates and fallbacks for both legacy and new products and instruments. The Subadviser may have discretion to determine a successor or substitute reference rate, including any price or other adjustments to account for differences between the successor or substitute reference rate and previous rate. Such successor or substitute reference rate and any adjustments selected may negatively impact the Portfolio’s investments, performance or financial condition, and may expose the Portfolio to additional tax, accounting and regulatory risks. The transition away from LIBOR may affect the value, liquidity or return on certain Portfolio investments and may result in costs incurred in connection with closing out positions and entering into new trades, adversely impacting the Portfolio’s overall financial condition or results of operations. It is difficult to predict the full impact of the transition away from LIBOR and the adoption of alternative reference rates on the Portfolio.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

BHFTI-17

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2022 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$128,403,984	$0	$113,616,120

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2022	% per annum	Average Daily Net Assets
$3,957,831	0.700%	First $100 million
	0.680%	$100 million to $250 million
	0.670%	$250 million to $500 million
	0.660%	$500 million to $750 million
	0.650%	Over $750 million
Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. Invesco Advisers, Inc. (the “Subadviser”) is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, the Adviser has agreed, for the period April 29, 2022 to April 30, 2023, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.110%	First $100 million
0.140%	$100 million to $250 million
0.130%	$250 million to $300 million
0.160%	$300 million to $350 million
0.140%	$350 million to $500 million
0.130%	$500 million to $600 million
0.140%	$600 million to $750 million
0.130%	Over $750 million

An identical agreement was in place for the period April 30, 2021 to April 29, 2022. Amounts waived for the six months ended June 30, 2022 were $794,542 and are included in the amount shown as a management fee waiver in the Statement of Operations.

The Subadviser has voluntarily agreed to waive a portion of its subadvisory fees payable by the Adviser to the Subadviser for managing the Portfolio. In addition to the above advisory fee waiver, the Adviser has agreed to reduce its advisory fee reflecting a portion of the amount waived by the Subadviser for managing the Portfolio pursuant to the voluntary subadvisory fee waiver. $37,797 was waived in the aggregate for the six months ended June 30, 2022 and is reflected in the total amount shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is

BHFTI-18

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2022 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. During the six months ended June 30, 2022, deferred compensation losses exceeded accrued Trustees’ fees and expenses. As such, changes in the value of participants’ deferral accounts in excess of the Trustees’ fees and expenses are reflected as a component of Miscellaneous expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

7. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2022 was as follows:

Cost basis of investments	$761,511,444

Gross unrealized appreciation	404,220,561
Gross unrealized (depreciation)	(62,352,600)

Net unrealized appreciation (depreciation)	$341,867,961

The tax character of distributions paid for the years ended December 31, 2021 and 2020 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2021	2020	2021	2020	2021	2020
$1,405,225	$10,944,635	$61,667,051	$3,242,611	$63,072,276	$14,187,246

As of December 31, 2021, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation (Depreciation)	Accumulated Capital Losses	Total
$565,000	$159,963,340	$849,169,322	$—	$1,009,697,662

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2021, the Portfolio had no accumulated capital losses.

BHFTI-19

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

8. Recent Accounting Pronouncement

In January 2021, the FASB issued Accounting Standards Update No. 2021-01 (“ASU 2021-01”), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, as regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective through December 31, 2022, for all entities. The expedients and exceptions provided by the amendments do not apply to contract modifications and hedging relationships entered into or evaluated after December 31, 2022, except for hedging transactions as of December 31, 2022, that an entity has elected certain optional expedients for and that are retained through the end of the hedging relationship. Management expects that the adoption of the guidance will not have a material impact on the Portfolio’s financial statements.

BHFTI-20

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

For the period April 1, 2021 through March 31, 2022, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-21

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Managed By Invesco Advisers, Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2022, the Class A, B and E shares of the Invesco Small Cap Growth Portfolio returned -37.80%, -37.94%, and -37.86%, respectively. The Portfolio’s benchmark, the Russell 2000 Growth Index¹, returned -29.45%.

MARKET ENVIRONMENT / CONDITIONS

Equity markets declined in the first quarter amid volatility sparked by Russia’s invasion of Ukraine, rising commodity prices, rampant global inflation, and the U.S. Federal Reserve’s (the “Fed”) shift toward more restrictive monetary policy. Russia’s invasion exacerbated inflation pressures, disrupting already strained supply chains, and increasing shortages of oil, gas, and raw materials. The price of oil rose sharply, with crude oil prices reaching their highest price per barrel since 2008. The Consumer Price Index (“CPI”) rose by 7.9% for the year ending February, the largest 12-month increase since 1982. To combat inflation, the Fed raised the federal funds rate by one-quarter percentage point in March. The Fed also indicated it would reduce its asset purchase program more quickly. In this environment, the S&P 500 Index returned -4.60% for the quarter. Only the energy and utilities sectors had positive returns for the period.

Financial markets generally declined in the second quarter amid record inflation, rising interest rates and the increasing likelihood of a U.S. recession. Driven by higher food and energy prices, the CPI rose by 8.6% for the year ending in May, the largest 12-month increase in 40 years. Oil prices peaked near $122 per barrel in early June, then declined in response to a slower growth outlook, finishing the quarter near $110. Gasoline prices also rose; the national average price reached a record high above $5.00 per gallon in early June. To tame inflation, the Fed raised the benchmark federal funds rate twice during the quarter, by 0.50% in May and by 0.75% in June, which was the largest increase in nearly 30 years. As higher interest rates and recession fears rattled investors, equity and fixed income markets fell during the quarter. The S&P 500 Index returned -16.10% in the second quarter and -19.96% for the first half, its worst 6-month period since 1962.

PORTFOLIO REVIEW / PERIOD END POSITIONING

For the six month period ending June 30, 2022, the Portfolio delivered a negative return and underperformed the Russell 2000 Growth Index. Stock selection across multiple sectors including Health Care, Industrials, Information Technology (“IT”), Energy, Materials, Consumer Discretionary, and Consumer Staples detracted from relative performance during the period. From an allocation perspective, an underweight allocation in the Energy, Consumer Staples, and Utilities sectors as well as an overweight allocation in the IT sector also detracted from relative results. Alternatively, stock selection in the Financials and Communication Services sectors contributed to relative performance. An underweight allocation in the Real Estate sector contributed to results, while the Portfolio’s cash position also helped buoy performance in a down market.

The leading absolute detractor for the period was Kornit Digital, which develops industrial and commercial printing solutions for textile industries. Kornit has launched a number of new printing solutions recently requiring higher than normal investments to help drive future growth. Higher than normal costs associated with the roll-out of these new products, as well as rising interest rates and a growth to value stock style rotation has negatively impacted the share price of this higher growth, higher priced business.

Semiconductor company, Ambarella was also among the top absolute detractors and has been plagued by supply chain issues resulting in its foundry partner capping revenue performance. Also, COVID-19 related lockdowns in China resulted in slowing orders as customers scrambled to secure parts in order to finish goods.

Ranpak Holdings was also a material detractor during the period. The paper product and machine manufacturer has largely faced headwinds resulting from the growth to value stock style rotation of investor favorability that has taken place this year. Additionally, there was a disclosure in Ranpak’s 10-K (report about financial performance) which stated that approximately 18% of its paper purchases for Europe came from a Russian supplier. This disclosure caused the stock to sell-off as investors grew concerned about the impacts of Russian sanctions and effects from its ongoing war in Ukraine. Ranpak has not disclosed that there have been any material issues with this supply as of Q4 2021 results.

The leading contributor on an absolute basis was LPL Financial. The independent broker-dealer did relatively well in the period versus other interest rate sensitive stocks, due to its ability to benefit from a rising interest rate environment and offer less credit sensitivity than a bank. LPL Financial has also delivered strong growth in assets under management as more Registered Investment Advisors’ join its platform, which is a continuation of trends we’ve observed over the past several quarters.

Halozyme Therapeutics is a biotechnology company that develops novel oncology therapies designed to target the tumor microenvironment and licenses a novel drug delivery technology through corporate partnerships. Halozyme’s high free cash flow generation and reasonable valuation, in our view, have been able to drive strong performance during the period. Additionally, its current main source of royalty revenue continues to do well. Halozyme also saw a nice potential win in its commercial pipeline with positive phase III data for a drug to treat a rare autoimmune disease.

Home health care service company, LHC Group was also among the top absolute contributors during the period. The Louisiana based company agreed to be acquired by UnitedHealth Group (not a Portfolio holding) in March of 2022. Once the acquisition was agreed upon, the stock price was stable relative to a market that was mostly down especially within the Health Care sector, which was down significantly.

BHFTI-1

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Managed By Invesco Advisers, Inc.

Portfolio Manager Commentary*—(Continued)

All positioning changes are based on bottom-up stock selection while disciplined portfolio construction acts as a risk control and ensures alignment with small-cap market sector exposure with modest over- and under-weights. Our long-term investment horizon leads to relatively low turnover. The situation in Russia/Ukraine continues to drive market volatility adding to an already uncertain macro-environment. Global growth is decelerating, and supply-side inflation has become more persistent due to the Russia/Ukraine war which has pushed commodity prices higher. In an effort to combat inflationary pressures the Fed continues to raise interest rates, contributing to significantly tightened financial conditions. In our view, higher interest rates and higher commodity prices may likely slow the economy. Housing trends are also beginning to slow meaningfully. In our view, the U.S. economy is also beginning to slow, but the Fed is likely to remain hawkish despite a weakening economy to help bring down inflation. As a result, we expect earnings expectations to also decline. In this environment, at the margin, we are seeking high quality, stable, and larger size small cap growth companies we believe may mitigate the downside in the coming months.

The Portfolio tends to have higher quality and larger market cap biases relative to the Russell 2000 Growth Index. Structural underweight allocations include real estate investment trusts and pharmaceuticals/biotechnology. To manage risk of binary events, companies with either Phase III clinical data showing proven efficacy, or an existing revenue stream are preferred.

Amid growing concerns of a slowdown in economic activity, we have been reducing cyclicality in the Portfolio and seeking opportunities in names that we believe are more defensive, offering stable cash flows, and generally lower volatility.

At period end, relative to the Russell 2000 Growth Index, the largest sector overweight allocations included Consumer Discretionary, IT, Financials, and Health Care. The largest sector underweight allocations included Energy, Utilities, Consumer Staples, Materials, Real Estate, Communication Services, and Industrials.

Juan Hartsfield

Clay Manley

Justin Sander

Portfolio Managers

Invesco Advisers, Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The Russell 2000 Growth Index is an unmanaged measure of performance of those Russell 2000 companies (small capitalization companies) that have higher price-to book ratios and higher forecasted growth values.

BHFTI-2

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

A $10,000 INVESTMENT COMPARED TO THE RUSSELL 2000 GROWTH INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2022

	6 Month	1 Year	5 Year	10 Year
Invesco Small Cap Growth Portfolio
Class A	-37.80	-38.70	6.20	10.54
Class B	-37.94	-38.89	5.93	10.26
Class E	-37.86	-38.78	6.04	10.38
Russell 2000 Growth Index	-29.45	-33.43	4.80	9.30

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2022

Top Holdings

% of Net Assets
LPL Financial Holdings, Inc.	2.1
Halozyme Therapeutics, Inc.	1.9
Syneos Health, Inc.	1.6
Qualys, Inc.	1.4
Evoqua Water Technologies Corp.	1.4
AECOM	1.4
Valmont Industries, Inc.	1.4
Element Solutions, Inc.	1.3
Iridium Communications, Inc.	1.3
Morningstar, Inc.	1.3

Top Sectors

% of Net Assets
Health Care	22.5
Information Technology	22.4
Industrials	17.0
Consumer Discretionary	11.9
Financials	6.7
Consumer Staples	4.6
Energy	3.7
Materials	3.2
Real Estate	1.7
Communication Services	1.3

BHFTI-3

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2022 through June 30, 2022.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Invesco Small Cap Growth Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period** January 1, 2022 to June 30, 2022
Class A (a)	Actual	0.79%	$1,000.00	$622.00	$3.18
	Hypothetical*	0.79%	$1,000.00	$1,020.88	$3.96

Class B (a)	Actual	1.04%	$1,000.00	$620.60	$4.18
	Hypothetical*	1.04%	$1,000.00	$1,019.64	$5.21

Class E (a)	Actual	0.94%	$1,000.00	$621.40	$3.78
	Hypothetical*	0.94%	$1,000.00	$1,020.13	$4.71

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 5 of the Notes to Financial Statements.

BHFTI-4

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—95.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.8%
BWX Technologies, Inc.	128,802	$7,095,702
Mercury Systems, Inc. (a)	130,714	8,408,832

		15,504,534

Air Freight & Logistics—0.7%
GXO Logistics, Inc. (a)	143,289	6,200,115

Auto Components—1.6%
Fox Factory Holding Corp. (a) (b)	92,815	7,475,320
Gentherm, Inc. (a)	106,503	6,646,852

		14,122,172

Automobiles—0.9%
Harley-Davidson, Inc. (b)	239,285	7,575,763

Banks—0.5%
Silvergate Capital Corp. - Class A (a)	74,749	4,001,314

Biotechnology—6.1%
Abcam plc (a)	519,500	7,491,339
CareDx, Inc. (a) (b)	303,912	6,528,030
ChemoCentryx, Inc. (a) (b)	225,715	5,593,218
Halozyme Therapeutics, Inc. (a) (b)	378,131	16,637,764
Intellia Therapeutics, Inc. (a)	58,287	3,016,935
Iovance Biotherapeutics, Inc. (a) (b)	249,085	2,749,898
Mirati Therapeutics, Inc. (a) (b)	64,802	4,350,158
Natera, Inc. (a) (b)	199,029	7,053,588

		53,420,930

Capital Markets—4.3%
LPL Financial Holdings, Inc.	99,108	18,283,444
Morningstar, Inc.	47,793	11,557,781
TMX Group, Ltd.	81,285	8,272,479

		38,113,704

Chemicals—2.0%
Axalta Coating Systems, Ltd. (a)	261,490	5,781,544
Element Solutions, Inc.	663,940	11,818,132

		17,599,676

Commercial Services & Supplies—1.3%
Clean Harbors, Inc. (a)	130,021	11,398,941

Communications Equipment—0.6%
Calix, Inc. (a)	157,593	5,380,225

Construction & Engineering—3.6%
AECOM	193,535	12,622,353
Construction Partners, Inc. - Class A (a) (b)	332,897	6,970,863
Valmont Industries, Inc. (b)	54,971	12,348,136

		31,941,352

Containers & Packaging—0.3%
Ranpak Holdings, Corp. (a)	361,931	$2,533,517

Distributors—1.0%
Pool Corp.	26,037	9,144,976

Diversified Telecommunication Services—1.3%
Iridium Communications, Inc. (a)	308,170	11,574,865

Electrical Equipment—0.8%
Vicor Corp. (a) (b)	124,430	6,810,054

Electronic Equipment, Instruments & Components—1.9%
Flex, Ltd. (a)	402,461	5,823,610
Littelfuse, Inc.	42,017	10,673,999

		16,497,609

Energy Equipment & Services—0.6%
ChampionX Corp.	281,846	5,594,643

Equity Real Estate Investment Trusts—1.7%
EastGroup Properties, Inc.	58,034	8,956,387
Terreno Realty Corp.	102,362	5,704,634

		14,661,021

Food & Staples Retailing—1.9%
Grocery Outlet Holding Corp. (a)	157,478	6,713,287
Performance Food Group Co. (a)	215,273	9,898,253

		16,611,540

Food Products—1.4%
Freshpet, Inc. (a) (b)	108,882	5,649,887
Simply Good Foods Co. (The) (a) (b)	187,076	7,065,861

		12,715,748

Health Care Equipment & Supplies—7.9%
AtriCure, Inc. (a)	195,567	7,990,868
CONMED Corp. (b)	33,099	3,169,560
CryoPort, Inc. (a) (b)	258,478	8,007,648
Globus Medical, Inc. - Class A (a)	110,860	6,223,680
Inari Medical, Inc. (a) (b)	144,681	9,836,861
Insulet Corp. (a)	41,603	9,066,958
iRhythm Technologies, Inc. (a) (b)	36,459	3,938,666
Mesa Laboratories, Inc. (b)	36,914	7,528,241
Omnicell, Inc. (a)	65,459	7,445,961
Tandem Diabetes Care, Inc. (a) (b)	106,234	6,287,991

		69,496,434

Health Care Providers & Services—3.7%
Acadia Healthcare Co., Inc. (a) (b)	118,723	8,029,237
Chemed Corp.	18,296	8,587,959
LHC Group, Inc. (a)	53,270	8,296,270
R1 RCM, Inc. (a)	347,116	7,275,551

		32,189,017

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Technology—0.6%
Doximity, Inc. - Class A (a) (b)	147,240	$5,126,897

Hotels, Restaurants & Leisure—4.8%
Marriott Vacations Worldwide Corp.	80,910	9,401,742
Planet Fitness, Inc. - Class A (a)	149,954	10,198,372
Texas Roadhouse, Inc.	124,331	9,101,029
Wingstop, Inc. (b)	93,377	6,981,798
Wyndham Hotels & Resorts, Inc.	90,790	5,966,719

		41,649,660

Household Durables—0.6%
Sonos, Inc. (a) (b)	290,028	5,232,105

Insurance—1.9%
BRP Group, Inc. - Class A (a)	326,463	7,884,081
Hanover Insurance Group, Inc. (The)	58,874	8,610,323

		16,494,404

Internet & Direct Marketing Retail—1.4%
Overstock.com, Inc. (a) (b)	204,902	5,124,599
Shutterstock, Inc.	130,612	7,485,374

		12,609,973

IT Services—2.9%
Endava plc (ADR) (a)	69,896	6,169,720
ExlService Holdings, Inc. (a) (b)	53,817	7,928,859
Flywire Corp. (a) (b)	276,385	4,872,667
Perficient, Inc. (a) (b)	71,896	6,592,144

		25,563,390

Life Sciences Tools & Services—3.4%
Maravai LifeSciences Holdings, Inc. - Class A (a)	191,378	5,437,049
Repligen Corp. (a) (b)	63,995	10,392,788
Syneos Health, Inc. (a)	192,960	13,831,373

		29,661,210

Machinery—3.8%
Chart Industries, Inc. (a) (b)	53,613	8,973,744
Evoqua Water Technologies Corp. (a)	389,859	12,674,316
Kornit Digital, Ltd. (a) (b)	100,335	3,180,620
Nordson Corp.	43,735	8,853,713

		33,682,393

Metals & Mining—0.9%
Cleveland-Cliffs, Inc. (a)	365,568	5,618,780
MP Materials Corp. (a)	61,826	1,983,378

		7,602,158

Oil, Gas & Consumable Fuels—3.6%
Enviva, Inc. (b)	103,501	5,922,327
Matador Resources Co. (b)	188,181	8,767,353
Oasis Petroleum, Inc.	56,495	6,872,617
Range Resources Corp. (a)	211,566	5,236,258
SM Energy Co.	147,658	5,048,427

		31,846,982

Pharmaceuticals—1.6%
Arvinas, Inc. (a) (b)	86,640	3,646,678
Pacira BioSciences, Inc. (a) (b)	109,148	6,363,328
Prestige Consumer Healthcare, Inc. (a)	70,024	4,117,411

		14,127,417

Professional Services—2.3%
ASGN, Inc. (a)	78,256	7,062,604
CACI International, Inc. - Class A (a)	3,244	914,094
Clarivate plc (a) (b)	294,122	4,076,531
KBR, Inc. (b)	168,049	8,131,891

		20,185,120

Road & Rail—0.8%
Saia, Inc. (a)	35,550	6,683,400

Semiconductors & Semiconductor Equipment—5.0%
Allegro MicroSystems, Inc. (a)	399,354	8,262,634
Ambarella, Inc. (a)	79,380	5,196,215
Impinj, Inc. (a) (b)	123,450	7,242,812
Lattice Semiconductor Corp. (a)	180,913	8,774,280
Power Integrations, Inc.	90,095	6,758,026
Silicon Laboratories, Inc. (a) (b)	52,991	7,430,398

		43,664,365

Software—12.0%
Altair Engineering, Inc. - Class A (a) (b)	171,432	9,000,180
Avalara, Inc. (a)	70,936	5,008,082
Black Knight, Inc. (a)	126,546	8,274,843
Blackline, Inc. (a) (b)	144,752	9,640,483
Cerence, Inc. (a) (b)	98,205	2,477,712
Descartes Systems Group, Inc. (The) (a)	125,020	7,758,741
Five9, Inc. (a)	76,695	6,989,982
Guidewire Software, Inc. (a) (b)	84,310	5,985,167
KnowBe4, Inc. - Class A (a) (b)	460,416	7,191,698
Manhattan Associates, Inc. (a)	68,585	7,859,841
Olo, Inc. - Class A (a) (b)	432,486	4,268,637
Qualys, Inc. (a)	100,630	12,693,468
Rapid7, Inc. (a) (b)	104,825	7,002,310
Sprout Social, Inc. - Class A (a) (b)	92,096	5,348,015
Workiva, Inc. (a)(b)	87,617	5,781,846

		105,281,005

Specialty Retail—0.8%
National Vision Holdings, Inc. (a) (b)	245,340	6,746,850

Textiles, Apparel & Luxury Goods—0.8%
Kontoor Brands, Inc. (b)	208,595	6,960,815

Trading Companies & Distributors—1.9%
SiteOne Landscape Supply, Inc. (a) (b)	49,006	5,825,343
WESCO International, Inc. (a)	99,834	10,692,222

		16,517,565

Total Common Stocks (Cost $899,616,628)		832,723,859

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Short-Term Investment—5.0%

Security Description	Principal Amount*	Value

Repurchase Agreement—5.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/22 at 0.350%, due on 07/01/22 with a maturity value of $44,186,388; collateralized by U.S. Treasury Note at 3.000%, maturing 06/30/24, with a market value of $45,069,740.	44,185,958	$44,185,958

Total Short-Term Investments (Cost $44,185,958)		44,185,958

Securities Lending Reinvestments (c)—17.3%

Certificates of Deposit—3.9%
Bank of Montreal 1.900%, FEDEFF PRV + 0.320%, 10/04/22 (d)	2,000,000	2,000,000
Bank of Nova Scotia 1.960%, FEDEFF PRV + 0.380%, 01/06/23 (d)	3,000,000	3,000,462
Barclays Bank plc 1.970%, SOFR + 0.450%, 10/07/22 (d)	2,000,000	2,000,646
Commonwealth Bank of Australia 1.910%, SOFR + 0.400%, 11/25/22 (d)	2,000,000	1,999,918
Credit Agricole S.A. 1.950%, FEDEFF PRV + 0.370%, 11/18/22 (d)	2,000,000	1,999,996
Credit Industriel et Commercial 1.890%, SOFR + 0.380%, 10/25/22 (d)	2,000,000	1,999,870
Goldman Sachs Bank USA 1.710%, SOFR + 0.190%, 09/02/22 (d)	1,000,000	999,786
Mitsubishi UFJ Trust and Banking Corp. 1.670%, SOFR + 0.160%, 07/22/22 (d)	2,000,000	1,999,780
Mizuho Bank, Ltd. 1.810%, SOFR + 0.290%, 07/26/22 (d)	2,000,000	1,999,736
Nordea Bank Abp (NY) 1.960%, SOFR + 0.450%, 08/30/22 (d)	3,000,000	3,000,552
Norinchukin Bank 1.790%, SOFR + 0.280%, 08/16/22 (d)	2,000,000	1,999,870
Oversea-Chinese Banking Corp., Ltd. 1.960%, SOFR + 0.440%, 09/26/22 (d)	2,000,000	2,000,486
Skandinaviska Enskilda Banken AB 1.630%, 09/02/22	1,000,000	999,373
Standard Chartered Bank (NY) 1.980%, FEDEFF PRV + 0.400%, 12/23/22 (d)	1,000,000	1,000,000
Sumitomo Mitsui Banking Corp. 1.910%, SOFR + 0.400%, 11/02/22 (d)	1,000,000	999,957
1.960%, SOFR + 0.450%, 09/06/22 (d)	3,000,000	3,000,489
Svenska Handelsbanken AB 1.870%, SOFR + 0.350%, 10/13/22 (d)	1,000,000	999,971
Toronto-Dominion Bank (The) 2.070%, FEDEFF PRV + 0.490%, 12/23/22 (d)	2,000,000	2,001,260

		34,002,152

Commercial Paper—1.8%
Australia & New Zealand Banking Group, Ltd. 1.910%, SOFR + 0.400%, 12/01/22 (d)	3,000,000	3,000,888
DNB Bank ASA 2.070%, SOFR + 0.550%, 09/07/22 (d)	2,000,000	2,000,764
Liberty Street Funding LLC 1.550%, 07/01/22	4,000,000	3,999,808

Commercial Paper—(Continued)
Macquarie Bank Ltd. 1.960%, SOFR + 0.440%, 11/16/22 (d)	1,000,000	1,000,307
Skandinaviska Enskilda Banken AB 1.900%, SOFR + 0.390%, 11/03/22 (d)	2,000,000	2,000,000
Societe Generale 1.700%, SOFR + 0.190%, 08/18/22 (d)	1,000,000	999,810
UBS AG 2.090%, SOFR + 0.570%, 03/23/23 (d)	3,000,000	3,000,000

		16,001,577

Repurchase Agreements—8.2%
Cantor Fitzgerald & Co. Repurchase Agreement dated 06/30/22 at 1.550%, due on 07/01/22 with a maturity value of $5,000,215; collateralized by U.S. Government Agency Obligations with rates ranging from 0.295% - 8.000%, maturity dates ranging from 09/15/22 - 02/20/72, and an aggregate market value of $5,100,000.	5,000,000	5,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 06/30/22 at 1.870%, due on 08/04/22 with a maturity value of $5,009,090; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.875%, maturity dates ranging from 09/30/26 - 02/15/48, and various Common Stock with an aggregate market value of $5,100,260.	5,000,000	5,000,000
National Bank of Canada Repurchase Agreement dated 06/30/22 at 1.570%, due on 07/07/22 with a maturity value of $4,401,343; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.375%, maturity dates ranging from 07/31/22 - 08/15/51, and an aggregate market value of $4,494,174.	4,400,000	4,400,000
Natwest Markets Securities, Inc. Repurchase Agreement dated 06/30/22 at 1.480%, due on 07/01/22 with a maturity value of $13,303,163; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 07/05/22 - 11/15/49, and an aggregate market value of $13,569,227.	13,302,616	13,302,616
Societe Generale
Repurchase Agreement dated 06/30/22 at 1.500%, due on 07/01/22 with a maturity value of $4,100,171; collateralized by U.S. Treasury Obligations with rates ranging from 0.375% - 3.000%, maturity dates ranging from 10/31/22 - 08/15/48, and an aggregate market value of $4,183,568.	4,100,000	4,100,000
Repurchase Agreement dated 06/30/22 at 1.500%, due on 07/01/22 with a maturity value of $2,800,117; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 01/31/23 - 02/15/32, and an aggregate market value of $2,857,071.	2,800,000	2,800,000

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 06/30/22 at 1.600%, due on 07/01/22 with a maturity value of $3,900,173; collateralized by various Common Stock with an aggregate market value of $4,334,352.	3,900,000	$3,900,000
Repurchase Agreement dated 06/30/22 at 1.620%, due on 07/01/22 with a maturity value of $3,100,140; collateralized by various Common Stock with an aggregate market value of $3,445,254.	3,100,000	3,100,000
Repurchase Agreement dated 06/30/22 at 1.660%, due on 07/01/22 with a maturity value of $5,000,231; collateralized by various Common Stock with an aggregate market value of $5,559,129.	5,000,000	5,000,000
Repurchase Agreement dated 06/30/22 at 1.670%, due on 07/07/22 with a maturity value of $1,600,520; collateralized by various Common Stock with an aggregate market value of $1,778,921.	1,600,000	1,600,000
TD Prime Services LLC Repurchase Agreement dated 06/30/22 at 1.650%, due on 07/01/22 with a maturity value of $24,001,100; collateralized by various Common Stock with an aggregate market value of $26,420,060.	24,000,000	24,000,000

		72,202,616

Time Deposits—0.5%
Credit Agricole Corp. & Investment Bank (NY) 1.560%, 07/01/22	2,000,000	2,000,000
First Abu Dhabi Bank USA NV 1.570%, 07/01/22	2,000,000	2,000,000

		4,000,000

Mutual Funds—2.9%
BlackRock Liquidity Funds FedFund, Institutional Shares 1.320% (e)	5,000,000	5,000,000
HSBC U.S. Government Money Market Fund, Class I 1.470% (e)	5,000,000	5,000,000

Mutual Funds—(Continued)
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 1.390% (e)	10,000,000	10,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.430% (e)	5,000,000	5,000,000

		25,000,000

Total Securities Lending Reinvestments (Cost $151,202,616)		151,206,345

Total Investments—117.3% (Cost $1,095,005,202)		1,028,116,162
Other assets and liabilities (net)—(17.3)%		(151,847,738)

Net Assets—100.0%		$876,268,424

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of June 30, 2022, the market value of securities loaned was $143,980,677 and the collateral received consisted of cash in the amount of $151,202,444. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2022.
(d)	Variable or floating rate security. The stated rate represents the rate at June 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of June 30, 2022.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$15,504,534	$—	$—	$15,504,534
Air Freight & Logistics	6,200,115	—	—	6,200,115
Auto Components	14,122,172	—	—	14,122,172
Automobiles	7,575,763	—	—	7,575,763
Banks	4,001,314	—	—	4,001,314
Biotechnology	45,929,591	7,491,339	—	53,420,930
Capital Markets	38,113,704	—	—	38,113,704
Chemicals	17,599,676	—	—	17,599,676
Commercial Services & Supplies	11,398,941	—	—	11,398,941
Communications Equipment	5,380,225	—	—	5,380,225
Construction & Engineering	31,941,352	—	—	31,941,352
Containers & Packaging	2,533,517	—	—	2,533,517
Distributors	9,144,976	—	—	9,144,976
Diversified Telecommunication Services	11,574,865	—	—	11,574,865
Electrical Equipment	6,810,054	—	—	6,810,054
Electronic Equipment, Instruments & Components	16,497,609	—	—	16,497,609
Energy Equipment & Services	5,594,643	—	—	5,594,643
Equity Real Estate Investment Trusts	14,661,021	—	—	14,661,021
Food & Staples Retailing	16,611,540	—	—	16,611,540
Food Products	12,715,748	—	—	12,715,748
Health Care Equipment & Supplies	69,496,434	—	—	69,496,434
Health Care Providers & Services	32,189,017	—	—	32,189,017
Health Care Technology	5,126,897	—	—	5,126,897
Hotels, Restaurants & Leisure	41,649,660	—	—	41,649,660
Household Durables	5,232,105	—	—	5,232,105
Insurance	16,494,404	—	—	16,494,404
Internet & Direct Marketing Retail	12,609,973	—	—	12,609,973
IT Services	25,563,390	—	—	25,563,390
Life Sciences Tools & Services	29,661,210	—	—	29,661,210
Machinery	33,682,393	—	—	33,682,393
Metals & Mining	7,602,158	—	—	7,602,158
Oil, Gas & Consumable Fuels	31,846,982	—	—	31,846,982
Pharmaceuticals	14,127,417	—	—	14,127,417
Professional Services	20,185,120	—	—	20,185,120
Road & Rail	6,683,400	—	—	6,683,400
Semiconductors & Semiconductor Equipment	43,664,365	—	—	43,664,365
Software	105,281,005	—	—	105,281,005
Specialty Retail	6,746,850	—	—	6,746,850
Textiles, Apparel & Luxury Goods	6,960,815	—	—	6,960,815
Trading Companies & Distributors	16,517,565	—	—	16,517,565
Total Common Stocks	825,232,520	7,491,339	—	832,723,859
Total Short-Term Investment*	—	44,185,958	—	44,185,958

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Securities Lending Reinvestments
Certificates of Deposit	$—	$34,002,152	$—	$34,002,152
Commercial Paper	—	16,001,577	—	16,001,577
Repurchase Agreements	—	72,202,616	—	72,202,616
Time Deposits	—	4,000,000	—	4,000,000
Mutual Funds	25,000,000	—	—	25,000,000
Total Securities Lending Reinvestments	25,000,000	126,206,345	—	151,206,345
Total Investments	$850,232,520	$177,883,642	$—	$1,028,116,162

Collateral for Securities Loaned (Liability)	$—	$(151,202,444)	$—	$(151,202,444)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets
Investments at value (a) (b)	$1,028,116,162
Cash denominated in foreign currencies (c)	44,000
Receivable for:
Investments sold	760,652
Fund shares sold	363,327
Dividends and interest	212,159

Total Assets	1,029,496,300
Liabilities
Collateral for securities loaned	151,202,444
Payables for:
Investments purchased	838,946
Fund shares redeemed	211,454
Accrued Expenses:
Management fees	565,858
Distribution and service fees	83,670
Deferred trustees’ fees	166,941
Other expenses	158,563

Total Liabilities	153,227,876

Net Assets	$876,268,424

Net Assets Consist of:
Paid in surplus	$999,424,715
Distributable earnings (Accumulated losses)	(123,156,291)

Net Assets	$876,268,424

Net Assets
Class A	$471,677,346
Class B	391,461,659
Class E	13,129,419
Capital Shares Outstanding*
Class A	67,524,200
Class B	70,521,268
Class E	2,082,253
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	6.99
Class B	5.55
Class E	6.31

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Includes securities loaned at value of $143,980,677.
(b)	Identified cost of investments was $1,095,005,202.
(c)	Identified cost of cash denominated in foreign currencies was $44,368.

Statement of Operations

Six Months Ended June 30, 2022 (Unaudited)

Investment Income
Dividends	$2,390,655
Interest	11,053
Securities lending income	790,066

Total investment income	3,191,774
Expenses
Management fees	4,352,127
Administration fees	24,878
Custodian and accounting fees	40,215
Distribution and service fees—Class B	567,375
Distribution and service fees—Class E	12,291
Audit and tax services	22,267
Legal	20,427
Shareholder reporting	21,587
Insurance	4,329
Miscellaneous (a)	5,593

Total expenses	5,071,089
Less management fee waiver	(459,304)
Less broker commission recapture	(4,977)

Net expenses	4,606,808

Net Investment Loss	(1,415,034)

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on :
Investments	(54,828,359)
Foreign currency transactions	(1,397)

Net realized gain (loss)	(54,829,756)

Net change in unrealized appreciation (depreciation) on:
Investments	(440,277,039)
Foreign currency transactions	(370)

Net change in unrealized appreciation (depreciation)	(440,277,409)

Net realized and unrealized gain (loss)	(495,107,165)

Net Increase (Decrease) in Net Assets From Operations	$(496,522,199)

(a)	Includes $19,894 in Trustees’ fees and expenses and $21,639 in deferred Trustee compensation losses.

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$(1,415,034)	$(7,149,112)
Net realized gain (loss)	(54,829,756)	328,213,869
Net change in unrealized appreciation (depreciation)	(440,277,409)	(225,789,414)

Increase (decrease) in net assets from operations	(496,522,199)	95,275,343

From Distributions to Shareholders
Class A	(161,642,245)	(119,784,219)
Class B	(154,571,662)	(113,299,833)
Class E	(4,812,292)	(4,351,039)

Total distributions	(321,026,199)	(237,435,091)

Increase (decrease) in net assets from capital share transactions	440,945,155	69,728,995

Total increase (decrease) in net assets	(376,603,243)	(72,430,753)

Net Assets
Beginning of period	1,252,871,667	1,325,302,420

End of period	$876,268,424	$1,252,871,667

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Value	Shares	Value
Class A
Sales	6,605,735	$84,594,190	1,419,495	$27,081,801
Reinvestments	22,993,207	161,642,245	7,202,900	119,784,219
Redemptions	(497,142)	(6,206,984)	(7,837,699)	(152,041,998)

Net increase (decrease)	29,101,800	$240,029,451	784,696	$(5,175,978)

Class B
Sales	5,636,000	$60,776,281	4,236,640	$69,246,579
Reinvestments	27,651,460	154,571,662	7,862,584	113,299,833
Redemptions	(1,719,790)	(17,995,131)	(6,614,076)	(111,761,868)

Net increase (decrease)	31,567,670	$197,352,812	5,485,148	$70,784,544

Class E
Sales	73,950	$853,947	300,796	$5,526,969
Reinvestments	757,841	4,812,292	279,271	4,351,039
Redemptions	(173,149)	(2,103,347)	(328,052)	(5,757,579)

Net increase (decrease)	658,642	$3,562,892	252,015	$4,120,429

Increase (decrease) derived from capital shares transactions		$440,945,155		$69,728,995

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$17.05		$19.33	$13.12	$12.51	$15.51	$13.74

Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.01)		(0.08)	(0.06)	0.02	(0.02)	(0.00	)(b)
Net realized and unrealized gain (loss)	(6.41)		1.37	7.11	2.91	(0.96)	3.30

Total income (loss) from investment operations	(6.42)		1.29	7.05	2.93	(0.98)	3.30

Less Distributions
Distributions from net investment income	0.00		0.00	(0.01)	0.00	0.00	0.00
Distributions from net realized capital gains	(3.64)		(3.57)	(0.83)	(2.32)	(2.02)	(1.53)

Total distributions	(3.64)		(3.57)	(0.84)	(2.32)	(2.02)	(1.53)

Net Asset Value, End of Period	$6.99		$17.05	$19.33	$13.12	$12.51	$15.51

Total Return (%) (c)	(37.80	)(d)	7.12	57.24	24.64	(8.77)	25.61

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.88	(e)	0.88	0.89	0.89	0.88	0.88
Net ratio of expenses to average net assets (%) (f) (g)	0.79	(e)	0.78	0.80	0.80	0.85	0.84
Ratio of net investment income (loss) to average net assets (%)	(0.17	)(e)	(0.44)	(0.41)	0.18	(0.10)	(0.01)
Portfolio turnover rate (%)	30	(d)	36	50	32	20	20
Net assets, end of period (in millions)	$471.7		$655.2	$727.4	$633.2	$537.0	$775.5

	Class B
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$14.76		$17.22	$11.80	$11.48	$14.41	$12.90

Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.02)		(0.11)	(0.08)	(0.01)	(0.05)	(0.03)
Net realized and unrealized gain (loss)	(5.55)		1.22	6.33	2.65	(0.86)	3.07

Total income (loss) from investment operations	(5.57)		1.11	6.25	2.64	(0.91)	3.04

Less Distributions
Distributions from net realized capital gains	(3.64)		(3.57)	(0.83)	(2.32)	(2.02)	(1.53)

Total distributions	(3.64)		(3.57)	(0.83)	(2.32)	(2.02)	(1.53)

Net Asset Value, End of Period	$5.55		$14.76	$17.22	$11.80	$11.48	$14.41

Total Return (%) (c)	(37.94	)(d)	6.93	56.76	24.41	(9.05)	25.33

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.13	(e)	1.13	1.14	1.14	1.13	1.13
Net ratio of expenses to average net assets (%) (f) (g)	1.04	(e)	1.03	1.05	1.05	1.10	1.09
Ratio of net investment income (loss) to average net assets (%)	(0.41	)(e)	(0.68)	(0.66)	(0.07)	(0.34)	(0.26)
Portfolio turnover rate (%)	30	(d)	36	50	32	20	20
Net assets, end of period (in millions)	$391.5		$574.9	$576.4	$424.7	$363.7	$435.3

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

BHFTI-13

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$15.97		$18.34	$12.49	$12.03	$15.00	$13.35

Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.02)		(0.10)	(0.07)	0.00 (b)	(0.04)	(0.02)
Net realized and unrealized gain (loss)	(6.00)		1.30	6.75	2.78	(0.91)	3.20

Total income (loss) from investment operations	(6.02)		1.20	6.68	2.78	(0.95)	3.18

Less Distributions
Distributions from net realized capital gains	(3.64)		(3.57)	(0.83)	(2.32)	(2.02)	(1.53)

Total distributions	(3.64)		(3.57)	(0.83)	(2.32)	(2.02)	(1.53)

Net Asset Value, End of Period	$6.31		$15.97	$18.34	$12.49	$12.03	$15.00

Total Return (%) (c)	(37.86	)(d)	7.01	57.08	24.45	(8.95)	25.44

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.03	(e)	1.03	1.04	1.04	1.03	1.03
Net ratio of expenses to average net assets (%) (f) (g)	0.94	(e)	0.93	0.95	0.95	1.00	0.99
Ratio of net investment income (loss) to average net assets (%)	(0.31	)(e)	(0.58)	(0.56)	0.03	(0.25)	(0.15)
Portfolio turnover rate (%)	30	(d)	36	50	32	20	20
Net assets, end of period (in millions)	$13.1		$22.7	$21.5	$14.8	$12.9	$15.6

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net investment income (loss) was less than $0.01.
(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
(g)	The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.01%, 0.01%, 0.01%, 0.01%, 0.01% and 0.02% for the six months ended June 30, 2022 and for the years ended December 31, 2021, 2020, 2019, 2018 and 2017, respectively (see Note 5 of the Notes to Financial Statements).

See accompanying notes to financial statements.

BHFTI-14

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Notes to Financial Statements—June 30, 2022 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-four series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is Invesco Small Cap Growth Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A, B and E shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2022 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946- Financial Services- Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued in reference to similar instruments traded on active markets are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from third-party pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost

BHFTI-15

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

In December 2020, the Securities and Exchange Commission adopted Rule 2a-5, Good Faith Determinations of Fair Value, under the 1940 Act, which is intended to address valuation practices and the role of the board of directors with respect to the fair value of the investments of a registered investment company. Among other things, Rule 2a-5 will permit the Portfolio’s Board to designate the Portfolio’s primary investment adviser to perform the Portfolio’s fair value determinations, which will be subject to the Board’s oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the investment adviser’s fair value determinations. Compliance with Rule 2a-5 will be required beginning in September 2022. The Portfolio’s valuation policies and related practices may be impacted as the Portfolio comes into compliance with Rule 2a-5.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization

BHFTI-16

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed. As of June 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure.

Special Purpose Acquisition Companies - The Portfolio may invest in Special Purpose Acquisition Companies (“SPAC”). A SPAC is typically a publicly traded company that raises investment capital via an initial public offering (an “IPO”) for the purpose of acquiring one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transaction (each a “Transaction”). If the Portfolio purchases shares of a SPAC in an IPO it will generally bear a sales commission, which may be significant. The shares of a SPAC are often issued in “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares or partial shares. In some cases, the rights and warrants may be separated from the common stock at the election of the holder, after which they may become freely tradeable. After going public and until a Transaction is completed, a SPAC generally invests the proceeds of its IPO (less a portion retained to cover expenses) in U.S. Government securities, money market securities and cash. To the extent the SPAC is invested in cash or similar securities, this may impact the Portfolio’s ability to meet its investment objective(s). If a SPAC does not complete a Transaction within a specified period of time after going public, the SPAC is typically dissolved, at which point the invested funds are returned to the SPAC’s shareholders (less certain permitted expenses) and any rights or warrants issued by the SPAC expire worthless. SPACs generally provide their investors with the option of redeeming an investment in the SPAC at or around the time of effecting a Transaction. In some cases, the Portfolio may forfeit its right to receive additional warrants or other interests in the SPAC if it redeems its interest in the SPAC in connection with a Transaction. Because SPACs often do not have an operating history or ongoing business other than seeking a Transaction, the value of their securities may be particularly dependent on the quality of its management and on the ability of the SPAC’s management to identify and complete a profitable Transaction. Some SPACs may pursue Transactions only within certain industries or regions, which may increase the volatility of an investment in them. In addition, the securities issued by a SPAC, which may be traded in the OTC market, may become illiquid and/or may be subject to restrictions on resale. Other risks of investing in SPACs include that: a significant portion of the monies raised by the SPAC may be expended during the search for a target Transaction; an attractive Transaction may not be identified at all (or any requisite approvals may not be obtained) and the SPAC may be required to return any remaining monies to shareholders; a Transaction once identified or effected may prove unsuccessful and an investment in the SPAC may lose value; the warrants or other rights with respect to the SPAC held by the Portfolio may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; and an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2022, the Portfolio had direct investments in repurchase agreements with a gross value of $44,185,958. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $72,202,616. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2022.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur, any interest earned, and any dividends declared during the term of the loan, would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio generally receives cash, U.S. Government securities, letters of credit, or other collateral deemed appropriate by the Adviser. The

BHFTI-17

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, including repurchase agreements with respect to equity securities, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. The value of the securities on loan may change each business day. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2022 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2022 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2022.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

All securities on loan are classified as Common Stocks in the Portfolio’s Schedule of Investments as of June 30, 2022. For all securities on loan, the remaining contractual maturity of the agreements is overnight and continuous.

Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with Capital Institutional Services, Inc. (“CAPIS”). Under this arrangement, the Portfolio directs certain trades to CAPIS in return for a recapture credit. CAPIS issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as broker commission recapture on the Statement of Operations of the Portfolio. Additionally, these amounts have been excluded from the calculation of the net ratio of expenses to average net assets presented in the Financial Highlights for each share class.

3. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the COVID-19 pandemic. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The COVID-19 pandemic has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this pandemic, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. At this time, it is still not possible to estimate the severity or duration of the COVID-19 pandemic, including the severity, duration and frequency of any additional “waves” or emerging variants of COVID-19. It is also still not possible to estimate the duration or frequency of the utilization of any therapeutic treatments and vaccines for COVID-19 or variants thereof. It is likewise still not possible to predict or estimate the longer-term effects of the COVID-19 pandemic, or any actions taken to contain or address the pandemic, on the Portfolios, the financial markets, and economy at large. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

BHFTI-18

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

In late February 2022, Russian military forces invaded Ukraine, significantly amplifying already existing geopolitical tensions among Russia, Ukraine, Europe, NATO, and the West. Russia’s invasion, the responses of countries and political bodies to Russia’s actions, and the potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities such as oil and natural gas. Following Russia’s actions, various countries, including the U.S., Canada, the United Kingdom, Germany, and France, as well as the European Union, issued broad-ranging economic sanctions against Russia. Sanctions threatened or imposed by these jurisdictions, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or the Portfolio. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Portfolio. Sanctions, or the threat of new or modified sanctions, could impair the ability of the Portfolio to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Portfolio, even if the Portfolio does not have direct exposure to securities of Russian issuers.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, which is the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In 2017, the UK Financial Conduct Authority (FCA) announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. dollar LIBOR and the Sterling Overnight Interbank Average Rate for GBP LIBOR). Various financial industry groups have been planning for the transition away from LIBOR and markets are developing in response to these new rates, but there are concerns around liquidity of the new rates and obstacles to converting certain securities and transactions to new rates. Neither the effect of the transition process nor its ultimate success can yet be known. The transition away from and eventual elimination of LIBOR may adversely affect the interest rates on, and liquidity and value of, certain assets and liabilities of the Portfolio that are tied to LIBOR. These may include bank loans, floating rate securities, structured securities (including asset-backed and mortgage-backed securities), other debt securities, derivatives, and financing transactions tied to LIBOR, particularly insofar as the documentation governing such instruments does not include “fall back” provisions addressing the transition from LIBOR. The effect of any changes to, or discontinuation of, LIBOR on the Portfolio will vary depending on, among other things (1) existing fallback or termination provisions in individual contracts and (2) the extent to which industry participants adopt new reference rates and fallbacks for both legacy and new products and instruments. The Subadviser may have discretion to determine a successor or substitute reference rate, including any price or other adjustments to account for differences between the successor or substitute reference rate and previous rate. Such successor or substitute reference rate and any adjustments selected may negatively

BHFTI-19

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

impact the Portfolio’s investments, performance or financial condition, and may expose the Portfolio to additional tax, accounting and regulatory risks. The transition away from LIBOR may affect the value, liquidity or return on certain Portfolio investments and may result in costs incurred in connection with closing out positions and entering into new trades, adversely impacting the Portfolio’s overall financial condition or results of operations. It is difficult to predict the full impact of the transition away from LIBOR and the adoption of alternative reference rates on the Portfolio.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2022 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$ 0	$409,343,203	$0	$307,901,170

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2022	% per annum	Average Daily Net Assets
$4,352,127	0.880%	First $500 million
	0.830%	Over $500 million

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. Invesco Advisers, Inc. (the “Subadviser”) is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, the Adviser has agreed, for the period April 29, 2022 to April 30, 2023, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.100% 0.050%	First $ Next $	500 million 500 million
0.100%		Over $1 billion

An identical agreement was in place for the period April 30, 2021 to April 29, 2022. Amounts waived for the six months ended June 30, 2022 were $392,628 and are included in the amount shown as a management fee waiver in the Statement of Operations.

The Subadviser has voluntarily agreed to waive a portion of its subadvisory fees payable by the Adviser to the Subadviser for managing the Portfolio. In addition to the above advisory fee waiver, the Adviser has agreed to reduce its advisory fee reflecting a portion of the amount waived by the Subadviser for managing the Portfolio pursuant to the voluntary subadvisory fee waiver. $66,676 was waived in the aggregate for the six months ended June 30, 2022 and is reflected in the total amount shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and

BHFTI-20

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2022 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. During the six months ended June 30, 2022, deferred compensation losses exceeded accrued Trustees’ fees and expenses. As such, changes in the value of participants’ deferral accounts in excess of the Trustees’ fees and expenses are reflected as a component of Miscellaneous expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

Affiliated Broker - During the six months ended June 30, 2022 the Portfolio paid brokerage commissions to affiliated brokers/dealers:

Affiliate	Commission
Invesco Capital Markets, Inc.	$8,571

6. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

7. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2022 was as follows:

Cost basis of investments	$1,094,554,826

Gross unrealized appreciation	111,323,338
Gross unrealized (depreciation)	(177,762,002)

Net unrealized appreciation (depreciation)	$(66,438,664)

The tax character of distributions paid for the years ended December 31, 2021 and 2020 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2021	2020	2021	2020	2021	2020
$51,121,432	$584,375	$186,313,659	$67,202,501	$237,435,091	$67,786,876

As of December 31, 2021, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation (Depreciation)	Accumulated Capital Losses	Total
$76,749,607	$243,993,497	$373,838,375	$—	$694,581,479

BHFTI-21

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2021, the Portfolio had no accumulated capital losses.

8. Recent Accounting Pronouncement

In January 2021, the FASB issued Accounting Standards Update No. 2021-01 (“ASU 2021-01”), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, as regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective through December 31, 2022, for all entities. The expedients and exceptions provided by the amendments do not apply to contract modifications and hedging relationships entered into or evaluated after December 31, 2022, except for hedging transactions as of December 31, 2022, that an entity has elected certain optional expedients for and that are retained through the end of the hedging relationship. Management expects that the adoption of the guidance will not have a material impact on the Portfolio’s financial statements.

BHFTI-22

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

For the period April 1, 2021 through March 31, 2022, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-23

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Managed By J.P. Morgan Investment Management Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2022, the Class A and B shares of the JPMorgan Core Bond Portfolio returned -9.71% and -9.81%, respectively. The Portfolio’s benchmark, the Bloomberg U.S. Aggregate Bond Index¹, returned -10.35%.

MARKET ENVIRONMENT / CONDITIONS

After an exceptional 2021, the first quarter of 2022 was challenging for risk assets. Concerns over the economic implications of the Russian invasion of Ukraine and the potential need for a faster pace of interest rate hikes to combat higher inflation weighed on fixed income returns. Russia is a major energy and commodity producer and the escalation of tensions pushed energy and commodity prices to extreme levels, exacerbating the surge in inflation, supply chain disruption and the risk to global growth. Furthermore, a new round of COVID-19 cases in China weighed on activity, as both manufacturing and services activity fell into contractionary territory in March.

The second quarter of 2022 was also challenging for risk assets after what has been a tough start to the year. The sustained inflationary pressures prompted ultra-hawkish tones from central banks and sharp policy pivot across developed market central banks. Government bonds were hit as markets moved to price in significant further increases in interest rates on top of what has already been announced. Volatility continued to be elevated due to the market’s concerns that the central banks will be unable to walk the fine line of tightening monetary policy to a level that will bring down inflation, yet allow growth to remain positive, preventing a recession.

PORTFOLIO REVIEW / PERIOD END POSITIONING

Treasury yields continued to move materially higher across the curve during the first half of 2022. The two-year yield increased by 2.22% to 2.96%, the 10-year yield increased by 1.50% to 3.02%, and the 30-year yield moved 1.28% higher to 3.19%. The spread between two- and 10- year Treasuries flattened 0.72% to finish the period at 0.06%. The Portfolio held a shorter duration posture during the period, which was positive given the increase in rates across the curve. Additionally, the Portfolio’s curve positioning was marginally positive for performance during the first half of the year. The Portfolio’s marginal overweight the 5- to 10-year segment, and marginal underweight the 20+ year segment of the curve was positive, as government bonds posted negative returns during the period.

Risk assets underperformed on the heels of spreads widening during the period and the Portfolio’s underweight to U.S. Treasury debt was negative for performance. In addition, the Portfolio’s shorter spread duration profile was additive to performance.

The agency mortgage-backed securities (“MBS”) sector trailed Treasuries during the first half of 2022, producing returns of -1.63% versus comparable duration Treasuries for the period. The Portfolio’s underweight to, and security selection within, agency MBS was positive for performance, as specified pools, collateralized mortgage obligations (“CMOs”), and agency commercial mortgage-backed securities (“CMBS”), outperformed to-be-announced (“TBA”) paper as the U.S. Federal Reserve (the “Fed”) began the tapering of their asset purchase program and higher interest rates weighed on the sector. The Portfolio has historically generally favored specified pools, CMOs, and agency CMBS in lieu of TBA mortgages.

Investment Grade Corporate Credit was the worst performing sector during the first half of the year. The option adjusted spread of the Bloomberg Corporate Index ended the period at 1.55%, which was 0.63% wider than at the start of the year. The move resulted in Corporate Bonds trailing duration neutral Treasuries by 3.45%. The worst performing sub-sector within corporate bonds was Industrials, followed by Financials and Utilities. The sub-sectors trailed like-duration Treasuries by -3.47%, -3.43%, and -3.38%, respectively. As a result, the Portfolio’s overweight to investment grade credit was negative for performance, in addition, the Portfolio’s security selection within the sector was negative for excess returns.

The Portfolio’s overweight allocation to Asset-Backed Securities (“ABS”) was a positive to performance as ABS was the top performing securitized sector within the Index during the period. According to the Bloomberg ABS Index the sector trailed duration-neutral Treasuries by -0.41%.

BHFTI-1

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Managed By J.P. Morgan Investment Management Inc.

Portfolio Manager Commentary*—(Continued)

The Portfolio held a slightly shorter duration posture for the period. The Portfolio kept a marginal overweight in the belly of the curve, and marginal underweight the long end of the curve. The Portfolio ended the period overweight ABS, CMBS, non-agency MBS, and investment grade credit; and underweight Treasury, agency debt, and agency MBS.

Richard Figuly

Justin Rucker

Steve Lear

Portfolio Managers

J.P. Morgan Investment Management, Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities.

BHFTI-2

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

A $10,000 INVESTMENT COMPARED TO THE BLOOMBERG U.S. AGGREGATE BOND INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2022

	6 Month	1 Year	5 Year	10 Year	Since Inception[1]
JPMorgan Core Bond Portfolio
Class A	-9.71	-9.80	1.21	—	1.51
Class B	-9.81	-9.98	0.96	1.36	—
Bloomberg U.S. Aggregate Bond Index	-10.35	-10.29	0.88	1.54	1.49

1 Inception dates of the Class A and Class B shares are 2/28/2013 and 4/28/2008, respectively. Class C shares were converted to Class B shares effective 1/7/2013.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class B shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2022

Top Sectors

% of Net Assets
U.S. Treasury & Government Agencies	53.5
Corporate Bonds & Notes	28.5
Asset-Backed Securities	11.4
Mortgage-Backed Securities	5.7
Foreign Government	0.5

BHFTI-3

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2022 through June 30, 2022.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

JPMorgan Core Bond Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period** January 1, 2022 to June 30, 2022
Class A (a)	Actual	0.44%	$1,000.00	$902.90	$2.08
	Hypothetical*	0.44%	$1,000.00	$1,022.61	$2.21

Class B (a)	Actual	0.69%	$1,000.00	$901.90	$3.25
	Hypothetical*	0.69%	$1,000.00	$1,021.37	$3.46

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 5 of the Notes to Financial Statements.

BHFTI-4

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—53.5% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed — 26.7%
Fannie Mae 20 Yr. Pool 4.000%, 02/01/31	488,723	$496,958
6.000%, 07/01/28	98,539	103,548
Fannie Mae 30 Yr. Pool 2.500%, 09/01/51	3,835,362	3,453,266
2.500%, 01/01/52	3,207,440	2,889,873
3.000%, 01/01/52	2,871,583	2,679,892
3.500%, 07/01/42	783,398	769,928
3.500%, 08/01/42	266,582	262,114
3.500%, 07/01/50	2,512,571	2,436,322
3.500%, 12/01/51	2,068,548	2,006,742
3.500%, 02/01/52	4,841,088	4,689,410
4.000%, 06/01/47	832,638	834,323
4.500%, 02/01/40	193,220	198,898
5.000%, 09/01/35	324,134	333,087
6.000%, 12/01/39	142,746	156,467
Fannie Mae ARM Pool 1.600%, 1M LIBOR + 0.480%, 09/01/24 (a)	3,389,040	3,385,753
Fannie Mae Benchmark REMIC (CMO) 5.500%, 06/25/37	363,161	387,075
Fannie Mae Grantor Trust 2.898%, 06/25/27	3,919,164	3,812,125
Fannie Mae Multifamily REMIC Trust 2.003%, 01/25/32 (a)	5,000,000	4,357,392
Fannie Mae Pool 1.800%, 10/01/33	3,484,000	2,934,823
2.440%, 06/01/30	2,991,264	2,764,753
2.510%, 10/01/30	3,150,000	2,910,229
2.640%, 05/01/23	2,006,006	2,002,200
2.700%, 05/01/23	5,000,000	4,991,552
2.720%, 03/01/23	2,732,428	2,732,540
2.730%, 07/01/28	2,896,940	2,777,841
2.810%, 09/01/31	1,432,831	1,341,819
2.970%, 06/01/30	2,750,000	2,608,187
2.980%, 09/01/36	1,308,247	1,239,359
3.000%, 01/01/43	1,726,759	1,638,241
3.000%, 07/01/60	3,005,383	2,829,747
3.260%, 12/01/26	901,478	894,651
3.290%, 08/01/26	1,936,148	1,930,176
3.500%, 08/01/26	76,232	75,111
3.500%, 02/01/33	1,278,888	1,266,332
3.500%, 05/01/33	1,579,479	1,561,208
3.500%, 07/01/43	1,199,275	1,174,404
3.500%, 03/01/60	2,564,307	2,488,333
3.540%, 06/01/32	4,357,000	4,336,327
3.550%, 02/01/30	1,500,000	1,490,082
3.760%, 11/01/23	1,024,386	1,028,647
3.970%, 08/01/33	4,956,545	4,967,479
4.000%, 10/01/32	421,373	419,847
4.000%, 12/01/40	94,975	95,943
4.000%, 07/01/42	657,222	660,189
5.500%, 01/01/58	2,189,183	2,403,025
Fannie Mae REMICS (CMO)
Zero Coupon, 09/25/43 (b)	711,118	592,022
Zero Coupon, 10/25/43 (b)	404,370	333,054
Zero Coupon, 12/25/43 (b)	755,598	622,671

Agency Sponsored Mortgage-Backed —(Continued)
Fannie Mae REMICS (CMO)
1.026%, 03/25/27 (a)	17,126	16,951
2.124%, 1M LIBOR + 0.500%, 05/25/35 (a)	244,662	244,812
2.124%, 1M LIBOR + 0.500%, 10/25/42 (a)	264,331	264,449
2.224%, 1M LIBOR + 0.600%, 10/25/43 (a)	909,934	914,718
2.224%, 1M LIBOR + 0.600%, 12/25/43 (a)	901,229	902,785
2.524%, 1M LIBOR + 0.900%, 03/25/38 (a)	127,335	129,644
2.624%, 1M LIBOR + 1.000%, 08/25/32 (a)	311,885	317,332
3.500%, 02/25/43	1,861,758	1,789,326
3.500%, 11/25/57	2,730,328	2,728,825
4.906%, -1x 1M LIBOR + 6.530%, 01/25/41 (a) (c)	2,053,368	313,334
5.000%, 03/25/40	2,360,876	2,463,515
5.500%, 12/25/35	649,091	680,007
6.000%, 01/25/36	871,431	903,481
6.500%, 07/18/28	55,373	58,560
Fannie Mae-ACES 0.670%, 10/25/30	1,679,234	1,543,180
1.000%, 11/25/33	1,189,500	1,141,314
1.200%, 10/25/30	995,000	891,293
1.764%, 11/25/31 (a)	7,400,000	6,279,991
2.001%, 10/25/30 (a) (c)	15,634,820	1,449,656
2.086%, 11/25/33 (a) (c)	7,599,798	867,609
2.488%, 05/25/26	1,588,302	1,537,597
2.556%, 12/25/26 (a)	730,568	703,644
3.061%, 05/25/27 (a)	2,972,945	2,923,114
3.158%, 03/25/28 (a)	1,900,934	1,863,295
3.169%, 06/25/27 (a)	2,547,226	2,510,758
3.183%, 02/25/30 (a)	1,472,030	1,432,747
3.221%, 04/25/29 (a)	2,541,844	2,498,048
3.346%, 03/25/24 (a)	1,383,300	1,378,309
3.476%, 07/25/28 (a)	3,757,000	3,735,303
3.501%, 01/25/24 (a)	661,672	661,246
3.671%, 09/25/28 (a)	3,059,323	3,065,020
Freddie Mac 20 Yr. Gold Pool 3.500%, 03/01/32	427,664	428,070
Freddie Mac 30 Yr. Gold Pool 4.000%, 08/01/42	1,272,552	1,285,190
4.000%, 08/01/43	1,889,368	1,904,727
4.000%, 07/01/48	1,673,924	1,677,646
5.000%, 08/01/39	505,536	531,085
Freddie Mac 30 Yr. Pool 3.000%, 02/01/52	3,015,951	2,811,818
4.000%, 04/01/52	5,510,265	5,453,772
4.000%, 05/01/52	9,379,887	9,283,721
Freddie Mac ARM Non-Gold Pool 2.327%, 12M LIBOR + 1.836%, 07/01/40 (a)	394,310	404,667
Freddie Mac Gold Pool
3.500%, 12/01/32	1,345,581	1,332,729
3.500%, 01/01/33	2,225,702	2,204,640
3.500%, 03/01/33	2,063,036	2,044,732
3.500%, 04/01/33	3,253,038	3,223,203
3.500%, 05/01/33	896,239	882,032
3.500%, 06/01/43	944,232	924,324
4.000%, 09/01/32	288,004	286,899
4.000%, 11/01/32	1,228,733	1,226,434
4.000%, 12/01/32	649,307	648,091

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed —(Continued)
Freddie Mac Gold Pool
4.000%, 01/01/33	53,412	$53,105
4.000%, 02/01/33	271,713	270,139
4.000%, 01/01/46	1,391,747	1,399,373
5.000%, 02/01/34	183,514	187,882
Freddie Mac Multifamily Structured Pass-Through Certificates 2.522%, 01/25/23	716,304	713,872
2.838%, 09/25/22	139,584	139,482
3.117%, 06/25/27	2,487,000	2,443,702
3.243%, 04/25/27	1,996,000	1,973,662
3.303%, 11/25/27 (a)	1,755,000	1,736,523
3.326%, 05/25/27	1,072,000	1,059,820
3.336%, 04/25/28 (a)	1,790,000	1,769,279
3.490%, 01/25/24	2,000,000	2,004,003
3.690%, 01/25/29	397,000	400,193
3.850%, 05/25/28 (a)	7,385,000	7,417,061
3.900%, 08/25/28 (a)	3,170,000	3,227,178
Freddie Mac Multifamily WI Certificates 2.920%, 07/25/32	3,100,000	2,906,069
Freddie Mac REMICS (CMO) 1.774%, 1M LIBOR + 0.450%, 08/15/42 (a)	2,049,586	2,040,724
2.004%, 1M LIBOR + 0.680%, 11/15/37 (a)	360,542	363,907
2.024%, 1M LIBOR + 0.700%, 03/15/24 (a)	48,797	48,938
2.674%, 1M LIBOR + 1.350%, 03/15/38 (a)	600,000	629,226
3.000%, 02/15/26	339,989	339,078
5.000%, 08/15/35	721,422	754,595
5.046%, -1x 1M LIBOR + 6.370%, 10/15/37 (a) (c)	1,844,269	279,640
5.076%, -1x 1M LIBOR + 6.400%, 11/15/36 (a) (c)	917,165	96,132
6.000%, 07/15/35	2,097,923	2,245,067
6.000%, 03/15/36	1,618,284	1,773,776
6.500%, 05/15/28	111,719	117,896
6.500%, 03/15/37	352,663	385,013
Freddie Mac STACR Trust (CMO) 3.500%, 05/25/57	4,051,613	3,990,401
3.500%, 06/25/57	3,535,456	3,479,883
Freddie Mac Strips (CMO)
Zero Coupon, 09/15/43 (b)	405,011	334,387
3.000%, 01/15/43	1,346,074	1,271,693
FREMF Mortgage Trust 3.698%, 11/25/49 (144A) (a)	1,700,000	1,634,130
3.786%, 04/25/28 (144A) (a)	3,100,000	2,888,604
3.797%, 11/25/49 (144A) (a)	2,000,000	1,962,470
4.023%, 07/25/49 (144A) (a)	1,635,000	1,631,243
4.210%, 11/25/47 (144A) (a)	1,577,000	1,553,970
Ginnie Mae II 30 Yr. Pool 2.500%, 08/20/51	15,632,463	14,334,794
2.500%, 10/20/51	2,883,671	2,649,061
3.000%, 02/20/51	1,757,557	1,659,945
3.253%, 1Y H15 + 1.711%, 03/20/72 (a)	2,867,244	2,977,584
3.436%, 1Y H15 + 1.742%, 04/20/72 (a)	2,894,066	3,008,147
3.442%, 1Y H15 + 1.701%, 04/20/72 (a)	3,396,428	3,525,917
3.500%, 01/20/51	3,074,971	3,052,729
3.500%, 02/20/52	3,369,089	3,293,957
4.000%, 01/20/52	3,194,863	3,193,296
4.000%, 02/20/52	3,479,809	3,486,712
4.500%, 11/20/49	2,163,086	2,250,720
5.000%, 05/20/52	3,495,893	3,587,783

Agency Sponsored Mortgage-Backed —(Continued)
Ginnie Mae II ARM Pool
1.875%, 1Y H15 + 1.500%, 04/20/41 (a)	138,501	139,453
3.288%, 1Y H15 + 1.748%, 10/20/71 (a)	3,068,857	3,184,870
3.300%, 1Y H15 + 1.756%, 11/20/71 (a)	3,258,266	3,385,596
3.315%, 1Y H15 + 1.780%, 12/20/71 (a)	2,852,140	2,969,211
3.320%, 1Y H15 + 1.786%, 09/20/71 (a)	2,976,554	3,095,453
3.390%, 1Y H15 + 1.838%, 08/20/71 (a)	2,986,882	3,113,375
Government National Mortgage Association (CMO) 1.103%, 1M LIBOR + 0.300%, 08/20/60 (a)	566	560
1.103%, 1M LIBOR + 0.300%, 11/20/62 (a)	794	786
1.143%, 1M LIBOR + 0.340%, 12/20/62 (a)	1,021,874	1,010,501
1.203%, 1M LIBOR + 0.400%, 02/20/62 (a)	20,530	20,262
1.213%, 1M LIBOR + 0.410%, 03/20/63 (a)	276,598	273,956
1.223%, 1M LIBOR + 0.420%, 02/20/63 (a)	864,701	853,713
1.273%, 1M LIBOR + 0.470%, 03/20/63 (a)	1,173,813	1,164,433
1.273%, 1M LIBOR + 0.470%, 07/20/64 (a)	1,660,814	1,649,199
1.273%, 1M LIBOR + 0.470%, 09/20/64 (a)	1,026,246	1,015,515
1.283%, 1M LIBOR + 0.480%, 04/20/63 (a)	2,841,082	2,822,525
1.303%, 1M LIBOR + 0.500%, 01/20/63 (a)	10,671	10,547
1.303%, 1M LIBOR + 0.500%, 04/20/63 (a)	3,248,729	3,217,979
1.303%, 1M LIBOR + 0.500%, 06/20/64 (a)	3,068,685	3,035,109
1.303%, 1M LIBOR + 0.500%, 07/20/64 (a)	1,376,289	1,361,580
1.353%, 1M LIBOR + 0.550%, 04/20/62 (a)	1,384	1,374
1.403%, 1M LIBOR + 0.600%, 04/20/64 (a)	7,592,995	7,539,309
1.453%, 1M LIBOR + 0.650%, 07/20/63 (a)	1,352,858	1,348,602
1.453%, 1M LIBOR + 0.650%, 01/20/64 (a)	725,426	722,323
1.453%, 1M LIBOR + 0.650%, 02/20/64 (a)	2,387,150	2,376,343
1.453%, 1M LIBOR + 0.650%, 03/20/64 (a)	658,752	655,526
1.493%, 1M LIBOR + 0.690%, 02/20/64 (a)	1,240,680	1,233,683
1.503%, 1M LIBOR + 0.700%, 09/20/63 (a)	1,638,951	1,633,061
1.553%, 1M LIBOR + 0.750%, 09/20/63 (a)	1,386,532	1,382,530
1.650%, 02/20/63	62,293	60,870
1.650%, 04/20/63	60,458	58,971
1.803%, 1M LIBOR + 1.000%, 12/20/66 (a)	952,568	953,856
2.095%, 1M LIBOR + 0.500%, 09/20/37 (a)	105,977	106,110
4.460%, 04/20/43 (a)	1,081,411	1,090,230
4.500%, 01/16/25	515,353	521,632
4.881%, 11/20/42 (a)	3,642,207	3,785,527
5.000%, 12/20/33	521,837	540,529
5.000%, 06/16/39	99,505	98,653
5.000%, 07/20/39	980,350	1,030,082
5.000%, 10/20/39	999,043	1,035,837
5.128%, 06/20/40 (a)	1,466,735	1,536,367
5.500%, 07/16/33 (c)	448,139	53,088
Uniform Mortgage-Backed Securities 30 Yr. Pool 3.500%, TBA (d)	25,515,000	24,536,261
4.000%, TBA (d)	15,300,000	15,086,936
4.500%, TBA (d)	5,800,000	5,821,977

		381,204,669

Federal Agencies—0.3%
Tennessee Valley Authority 5.880%, 04/01/36	1,600,000	1,941,520
Tennessee Valley Authority Generic Strip
Zero Coupon, 03/15/32	1,000,000	704,421

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Federal Agencies—(Continued)
Tennessee Valley Authority Principal Strip
Zero Coupon, 11/01/25	1,000,000	$896,416
Zero Coupon, 06/15/35	750,000	455,775

		3,998,132

U.S. Treasury—26.5%
U.S. Treasury Bonds 1.125%, 05/15/40	555,000	386,332
1.250%, 05/15/50	528,000	335,940
1.375%, 08/15/50	380,000	250,132
1.625%, 11/15/50 (e)	6,800,000	4,782,578
1.750%, 08/15/41	2,740,000	2,084,220
1.875%, 02/15/51 (e)	14,123,900	10,594,580
1.875%, 11/15/51	8,840,000	6,632,763
2.000%, 11/15/41	5,000	3,971
2.000%, 02/15/50	5,127,000	3,973,024
2.000%, 08/15/51	3,675,000	2,840,229
2.250%, 05/15/41	12,370,000	10,322,185
2.250%, 08/15/46	7,787,000	6,278,877
2.250%, 08/15/49	170,000	139,486
2.250%, 02/15/52 (e)	10,400,000	8,558,875
2.375%, 02/15/42	11,600,000	9,836,438
2.375%, 11/15/49 (e)	4,475,000	3,779,627
2.500%, 02/15/45	6,750,000	5,724,844
2.750%, 11/15/42 (e)	9,475,000	8,484,196
2.750%, 08/15/47 (e)	8,000,000	7,153,750
2.875%, 05/15/43	10,415,000	9,497,178
2.875%, 08/15/45	7,840,000	7,122,150
2.875%, 05/15/49	27,000	25,174
3.000%, 11/15/44 (e)	238,000	220,550
3.000%, 02/15/47	276,000	257,726
3.000%, 02/15/48	470,000	442,828
3.125%, 05/15/48	1,942,000	1,879,416
3.500%, 02/15/39	859,700	898,084
3.625%, 08/15/43	4,950,000	5,080,324
3.625%, 02/15/44	4,325,000	4,437,518
3.750%, 11/15/43	2,908,000	3,041,927
3.875%, 08/15/40	5,950,000	6,415,076
4.250%, 05/15/39	2,850,000	3,255,346
4.375%, 02/15/38	720,000	838,322
4.375%, 05/15/41	1,200,000	1,374,422
5.250%, 02/15/29	500,000	564,941
6.000%, 02/15/26	2,525,000	2,777,993
U.S. Treasury Coupon Strips
Zero Coupon, 08/15/24	2,500,000	2,349,902
Zero Coupon, 11/15/24	1,500,000	1,399,996
Zero Coupon, 02/15/25	2,000,000	1,850,933
Zero Coupon, 05/15/25	5,500,000	5,056,403
Zero Coupon, 11/15/26	1,014,129	888,299
Zero Coupon, 08/15/27	400,000	341,905
Zero Coupon, 11/15/27	570,000	483,082
Zero Coupon, 05/15/28	15,030,000	12,534,570
Zero Coupon, 08/15/28	250,000	207,001
Zero Coupon, 02/15/30	6,300,000	4,979,944
Zero Coupon, 05/15/30	700,000	549,380

U.S. Treasury—(Continued)
U.S. Treasury Coupon Strips
Zero Coupon, 08/15/30	3,925,000	3,054,596
Zero Coupon, 11/15/30	5,425,000	4,187,853
Zero Coupon, 02/15/31	1,775,000	1,357,117
Zero Coupon, 11/15/31	3,000,000	2,241,190
Zero Coupon, 02/15/32 (e)	12,900,000	9,551,665
Zero Coupon, 05/15/32	800,000	587,167
Zero Coupon, 08/15/33	400,000	281,713
Zero Coupon, 11/15/33	1,000,000	698,749
Zero Coupon, 02/15/34 (e)	2,000,000	1,384,394
Zero Coupon, 08/15/34	2,600,000	1,769,665
Zero Coupon, 05/15/35 (e)	4,000,000	2,651,243
U.S. Treasury Inflation Indexed Bond 1.750%, 01/15/28 (f)	689,880	732,279
U.S. Treasury Notes 0.375%, 01/31/26	1,300,000	1,182,086
0.375%, 09/30/27	3,560,000	3,096,644
0.500%, 02/28/26	13,735,000	12,518,701
0.625%, 08/15/30	1,850,000	1,533,766
0.875%, 06/30/26 (e)	8,330,000	7,647,005
0.875%, 09/30/26	665,000	607,332
0.875%, 11/15/30	5,770,000	4,871,818
1.000%, 07/31/28	9,750,000	8,623,037
1.250%, 03/31/28	7,080,000	6,396,338
1.250%, 06/30/28	7,779,500	6,998,207
1.250%, 08/15/31	770,000	662,862
1.375%, 11/15/31 (e)	2,148,500	1,863,488
1.500%, 02/15/30	1,105,000	992,514
1.625%, 02/15/26	782,300	743,521
1.625%, 08/15/29	1,080,000	983,306
1.625%, 05/15/31	3,640,000	3,252,397
1.750%, 12/31/24	15,985,900	15,492,585
1.750%, 12/31/26 (e)	1,539,500	1,455,549
1.750%, 11/15/29	1,540,000	1,413,130
1.875%, 02/28/29	9,200,000	8,550,609
1.875%, 02/15/32	18,050,000	16,352,172
2.000%, 06/30/24	2,308,000	2,264,455
2.000%, 11/15/26	910,000	870,045
2.125%, 02/29/24	663,000	653,987
2.250%, 02/15/27	550,000	530,299
2.500%, 04/30/24 (e)	10,000,000	9,912,891
2.500%, 02/28/26	405,000	397,216
2.625%, 04/15/25	10,000,000	9,891,406
2.750%, 04/30/27	15,000,000	14,797,266
2.875%, 04/30/25	450,000	448,066
2.875%, 05/31/25	4,920,000	4,898,859
2.875%, 05/15/28	6,936,100	6,855,089
2.875%, 04/30/29	23,000,000	22,730,469

		378,917,183

Total U.S. Treasury & Government Agencies (Cost $812,320,070)		764,119,984

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Corporate Bonds & Notes—28.5%

Security Description	Principal Amount*	Value

Aerospace/Defense—0.8%
BAE Systems plc 1.900%, 02/15/31 (144A) (e)	720,000	$579,165
3.000%, 09/15/50 (144A)	332,000	235,772
Boeing Co. (The) 1.167%, 02/04/23	725,000	716,766
1.433%, 02/04/24	1,480,000	1,413,739
1.950%, 02/01/24	870,000	841,899
2.196%, 02/04/26	905,000	815,736
2.750%, 02/01/26	840,000	779,882
3.100%, 05/01/26	360,000	335,252
3.250%, 03/01/28	659,000	586,687
4.875%, 05/01/25	435,000	433,394
5.040%, 05/01/27	335,000	330,903
5.150%, 05/01/30	675,000	647,918
5.705%, 05/01/40	550,000	513,022
L3Harris Technologies, Inc. 1.800%, 01/15/31	640,000	510,738
Northrop Grumman Corp. 3.850%, 04/15/45	182,000	153,209
Raytheon Technologies Corp. 2.820%, 09/01/51	1,260,000	901,696
3.200%, 03/15/24	251,000	248,699
3.750%, 11/01/46	550,000	465,818
4.350%, 04/15/47	133,000	123,071
4.500%, 06/01/42	550,000	524,479

		11,157,845

Agriculture—0.3%
Altria Group, Inc. 2.450%, 02/04/32 (e)	1,250,000	941,411
BAT Capital Corp. 2.259%, 03/25/28	465,000	389,547
3.734%, 09/25/40	310,000	217,369
3.984%, 09/25/50	485,000	334,141
4.390%, 08/15/37	660,000	523,572
4.540%, 08/15/47	55,000	40,326
BAT International Finance plc 1.668%, 03/25/26 (e)	345,000	305,284
Bunge, Ltd. Finance Corp. 2.750%, 05/14/31 (e)	1,205,000	994,582
Reynolds American, Inc. 7.000%, 08/04/41	570,000	581,868

		4,328,100

Airlines—0.6%
Air Canada Pass-Through Trust 3.300%, 01/15/30 (144A)	420,250	381,965
3.550%, 01/15/30 (144A)	595,901	524,902
4.125%, 05/15/25 (144A)	706,383	658,768
British Airways Pass-Through Trust 3.300%, 12/15/32 (144A)	517,663	461,121
3.800%, 09/20/31 (144A)	500,805	473,290
4.125%, 09/20/31 (144A)	671,462	607,937
Continental Airlines Pass-Through Trust 4.000%, 10/29/24	115,831	111,278

Airlines—(Continued)
Spirit Airlines Pass-Through Trust 3.375%, 02/15/30	239,365	217,842
United Airlines Pass-Through Trust 3.100%, 10/07/28	735,447	628,067
3.500%, 03/01/30	1,082,397	988,290
3.700%, 03/01/30	1,021,523	902,674
4.000%, 04/11/26	368,709	346,995
4.150%, 08/25/31	1,114,865	1,047,138
4.300%, 08/15/25	523,780	500,665
4.600%, 03/01/26	571,571	523,715

		8,374,647

Auto Manufacturers—0.8%
General Motors Co. 6.125%, 10/01/25	385,000	397,989
General Motors Financial Co., Inc. 1.200%, 10/15/24	410,000	381,263
1.250%, 01/08/26	1,376,000	1,211,677
2.350%, 01/08/31	424,000	328,721
2.700%, 06/10/31	720,000	567,295
3.800%, 04/07/25	390,000	380,214
4.350%, 01/17/27	332,000	318,490
Hyundai Capital America 1.150%, 11/10/22 (144A)	1,183,000	1,174,535
1.300%, 01/08/26 (144A)	325,000	288,444
1.500%, 06/15/26 (144A)	645,000	570,749
1.800%, 10/15/25 (144A)	380,000	347,541
1.800%, 01/10/28 (144A)	635,000	535,941
2.375%, 10/15/27 (144A)	400,000	351,873
3.000%, 02/10/27 (144A) (e)	240,000	220,761
Nissan Motor Co., Ltd. 4.345%, 09/17/27 (144A)	2,254,000	2,068,611
4.810%, 09/17/30 (144A)	868,000	771,072
Stellantis Finance U.S., Inc. 2.691%, 09/15/31 (144A) (e)	606,000	479,795
Volkswagen Group of America Finance LLC 1.625%, 11/24/27 (144A)	560,000	478,447

		10,873,418

Auto Parts & Equipment—0.0%
Lear Corp. 2.600%, 01/15/32	355,000	276,931

Banks—6.9%
ABN AMRO Bank NV 2.470%, 1Y H15 + 1.100%, 12/13/29 (144A) (a)	200,000	170,463
AIB Group plc 4.263%, 3M LIBOR + 1.874%, 04/10/25 (144A) (a)	425,000	416,786
4.750%, 10/12/23 (144A)	1,340,000	1,340,949
Australia & New Zealand Banking Group, Ltd. 4.400%, 05/19/26 (144A)	200,000	197,192
Banco Nacional de Panama 2.500%, 08/11/30 (144A)	950,000	754,062
Banco Santander S.A.
1.722%, 1Y H15 + 0.900%, 09/14/27 (a)	400,000	347,191

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Banco Santander S.A.
1.849%, 03/25/26	600,000	$539,234
2.746%, 05/28/25	600,000	568,135
2.749%, 12/03/30 (e)	400,000	317,695
Bank of America Corp. 1.658%, SOFR + 0.910%, 03/11/27 (a)	2,045,000	1,832,788
1.898%, SOFR + 1.530%, 07/23/31 (a) (e)	445,000	355,649
2.087%, SOFR + 1.060%, 06/14/29 (a)	1,018,000	871,796
2.572%, SOFR + 1.210%, 10/20/32 (a)	855,000	705,214
3.366%, 3M LIBOR + 0.810%, 01/23/26 (a)	600,000	581,095
3.384%, SOFR + 1.330%, 04/02/26 (a)	1,070,000	1,037,156
3.550%, 3M LIBOR + 0.780%, 03/05/24 (a)	2,562,000	2,553,771
3.705%, 3M LIBOR + 1.512%, 04/24/28 (a)	2,500,000	2,383,127
3.970%, 3M LIBOR + 1.070%, 03/05/29 (a)	382,000	364,254
4.250%, 10/22/26	520,000	512,673
4.376%, SOFR + 1.580%, 04/27/28 (a) (e)	1,100,000	1,082,918
Bank of Ireland Group plc 2.029%, 1Y H15 + 1.100%, 09/30/27 (144A) (a)	655,000	569,287
Bank of Montreal 3.803%, 5Y USD Swap + 1.432%, 12/15/32 (a)	433,000	401,341
Banque Federative du Credit Mutuel S.A. 1.604%, 10/04/26 (144A)	840,000	746,442
Barclays plc 1.007%, 1Y H15 + 0.800%, 12/10/24 (a)	1,102,000	1,045,891
2.894%, 1Y H15 + 1.300%, 11/24/32 (a)	460,000	369,740
4.338%, 3M LIBOR + 1.356%, 05/16/24 (a)	500,000	499,734
5.200%, 05/12/26	250,000	248,933
BNP Paribas S.A. 1.323%, SOFR + 1.004%, 01/13/27 (144A) (a)	318,000	280,938
2.159%, SOFR + 1.218%, 09/15/29 (144A) (a)	1,346,000	1,125,853
2.219%, SOFR + 2.074%, 06/09/26 (144A) (a)	402,000	371,115
3.052%, SOFR + 1.507%, 01/13/31 (144A) (a)	586,000	505,561
BPCE S.A. 1.000%, 01/20/26 (144A)	570,000	505,301
1.652%, SOFR + 1.520%, 10/06/26 (144A) (a)	534,000	477,988
2.277%, SOFR + 1.312%, 01/20/32 (144A) (a)	415,000	328,304
3.375%, 12/02/26	700,000	667,949
4.625%, 07/11/24 (144A)	400,000	397,654
Citigroup, Inc. 2.561%, SOFR + 1.167%, 05/01/32 (a)	915,000	753,376
3.057%, SOFR + 1.351%, 01/25/33 (a)	527,000	446,714
3.668%, 3M LIBOR + 1.390%, 07/24/28 (a)	1,952,000	1,842,801
3.878%, 3M LIBOR + 1.168%, 01/24/39 (a)	150,000	129,664
4.075%, 3M LIBOR + 1.192%, 04/23/29 (a)	667,000	633,984
4.300%, 11/20/26	750,000	739,197
4.400%, 06/10/25	566,000	565,155
4.450%, 09/29/27	1,294,000	1,267,255
Citizens Financial Group, Inc. 2.638%, 09/30/32	193,000	153,943
Commonwealth Bank of Australia 3.305%, 03/11/41 (144A) †	355,000	268,895
Cooperative Rabobank UA 3.750%, 07/21/26	513,000	489,148
4.375%, 08/04/25	424,000	420,441
Credit Agricole S.A.
1.247%, SOFR + 0.892%, 01/26/27 (144A) (a)	2,283,000	2,009,736

Banks—(Continued)
Credit Agricole S.A.
1.907%, SOFR + 1.676%, 06/16/26 (144A) (a) (e)	750,000	689,730
2.811%, 01/11/41 (144A) † (e)	410,000	283,017
4.375%, 03/17/25 (144A)	295,000	290,003
Credit Suisse AG 3.700%, 02/21/25 (e)	1,480,000	1,445,087
Credit Suisse Group AG 1.305%, SOFR + 0.980%, 02/02/27 (144A) (a)	1,615,000	1,388,151
2.193%, SOFR + 2.044%, 06/05/26 (144A) (a)	360,000	326,284
4.282%, 01/09/28 (144A)	783,000	730,973
Danske Bank A/S 1.171%, 1Y H15 + 1.030%, 12/08/23 (144A) (a)	1,432,000	1,412,896
Deutsche Bank AG 2.129%, SOFR + 1.870%, 11/24/26 (a)	615,000	546,041
2.222%, SOFR + 2.159%, 09/18/24 (a)	1,145,000	1,103,901
3.035%, SOFR + 1.718%, 05/28/32 (a)	1,351,000	1,068,927
Discover Bank 4.250%, 03/13/26	1,229,000	1,199,660
DNB Bank ASA 1.605%, 1Y H15 + 0.680%, 03/30/28 (144A) (a)	1,030,000	893,721
Fifth Third Bancorp 8.250%, 03/01/38	200,000	256,402
Goldman Sachs Group, Inc. (The) 1.431%, SOFR + 0.798%, 03/09/27 (a)	2,000,000	1,772,824
1.948%, SOFR + 0.913%, 10/21/27 (a)	781,000	691,226
1.992%, SOFR + 1.090%, 01/27/32 (a)	950,000	750,443
2.640%, SOFR + 1.114%, 02/24/28 (a)	920,000	834,971
3.691%, 3M LIBOR + 1.510%, 06/05/28 (a)	2,614,000	2,478,810
4.411%, 3M LIBOR + 1.430%, 04/23/39 (a)	445,000	403,909
HSBC Holdings plc 2.206%, SOFR + 1.285%, 08/17/29 (a)	630,000	529,152
2.357%, SOFR + 1.947%, 08/18/31 (a) (e)	890,000	721,395
3.900%, 05/25/26 (e)	200,000	195,470
4.041%, 3M LIBOR + 1.546%, 03/13/28 (a)	432,000	410,241
4.292%, 3M LIBOR + 1.348%, 09/12/26 (a)	300,000	293,097
6.100%, 01/14/42 (e)	370,000	406,426
6.500%, 09/15/37	930,000	992,253
HSBC USA, Inc. 3.750%, 05/24/24	600,000	596,473
ING Groep NV 1.726%, SOFR + 1.005%, 04/01/27 (a)	285,000	254,457
KeyCorp 4.150%, 10/29/25	275,000	274,350
4.789%, SOFR + 2.060%, 06/01/33 (a)	170,000	167,723
Lloyds Banking Group plc 1.627%, 1Y H15 + 0.850%, 05/11/27 (a)	720,000	639,868
2.907%, 3M LIBOR + 0.810%, 11/07/23 (a)	300,000	298,958
4.375%, 03/22/28	633,000	615,058
4.500%, 11/04/24 (e)	685,000	683,311
4.582%, 12/10/25	400,000	392,189
Macquarie Bank, Ltd. 3.052%, 5Y H15 + 1.700%, 03/03/36 (144A) (a)	825,000	654,205
4.000%, 07/29/25 (144A)	250,000	249,175
Macquarie Group, Ltd. 5.033%, 3M LIBOR + 1.750%, 01/15/30 (144A) (a)	1,820,000	1,815,081

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Mitsubishi UFJ Financial Group, Inc. 2.048%, 07/17/30	1,020,000	$831,742
3.751%, 07/18/39 (e)	615,000	533,145
Mizuho Financial Group, Inc. 1.234%, 1Y H15 + 0.670%, 05/22/27 (a)	772,000	674,372
2.226%, 3M LIBOR + 0.830%, 05/25/26 (a)	795,000	743,026
2.869%, SOFR + 1.572%, 09/13/30 (a)	539,000	468,094
Morgan Stanley 2.188%, SOFR + 1.990%, 04/28/26 (a)	1,000,000	936,153
2.720%, SOFR + 1.152%, 07/22/25 (a)	251,000	241,807
3.125%, 07/27/26	606,000	578,091
3.591%, 3M LIBOR + 1.340%, 07/22/28 (a)	1,067,000	1,010,104
3.772%, 3M LIBOR + 1.140%, 01/24/29 (a)	278,000	263,779
3.875%, 04/29/24 (e)	700,000	700,892
4.300%, 01/27/45	400,000	355,169
4.431%, 3M LIBOR + 1.628%, 01/23/30 (a)	1,157,000	1,124,169
4.457%, 3M LIBOR + 1.431%, 04/22/39 (a)	850,000	791,759
5.000%, 11/24/25	663,000	673,635
National Australia Bank, Ltd. 2.332%, 08/21/30 (144A)	470,000	377,810
3.933%, 5Y H15 + 1.880%, 08/02/34 (144A) (a)	800,000	725,238
NatWest Group plc 3.073%, 1Y H15 + 2.550%, 05/22/28 (a) (e)	570,000	518,159
3.754%, 5Y H15 + 2.100%, 11/01/29 (a)	700,000	672,274
4.269%, 3M LIBOR + 1.762%, 03/22/25 (a)	480,000	475,065
4.800%, 04/05/26 (e)	1,037,000	1,033,035
4.892%, 3M LIBOR + 1.754%, 05/18/29 (a)	290,000	281,039
Nordea Bank Abp 1.500%, 09/30/26 (144A)	443,000	393,553
PNC Bank N.A. 2.500%, 08/27/24	580,000	563,606
Royal Bank of Canada 4.650%, 01/27/26	495,000	499,095
Santander UK Group Holdings plc 1.673%, SOFR + 0.989%, 06/14/27 (a)	680,000	593,550
Societe Generale S.A. 1.488%, 1Y H15 + 1.100%, 12/14/26 (144A) (a)	1,552,000	1,368,907
1.792%, 1Y H15 + 1.000%, 06/09/27 (144A) (a)	720,000	628,020
2.889%, 1Y H15 + 1.300%, 06/09/32 (144A) (a)	1,670,000	1,333,506
4.250%, 04/14/25 (144A)	785,000	769,267
Standard Chartered plc 1.456%, 1Y H15 + 1.000%, 01/14/27 (144A) (a)	1,073,000	945,957
2.819%, 3M LIBOR + 1.209%, 01/30/26 (144A) (a)	740,000	700,599
4.866%, 5Y USD ICE Swap + 1.970%, 03/15/33 (144A) (a)	300,000	282,738
Sumitomo Mitsui Financial Group, Inc. 1.474%, 07/08/25	2,111,000	1,938,723
3.010%, 10/19/26	212,000	199,972
3.040%, 07/16/29	1,020,000	908,120
UBS Group AG 1.494%, 1Y H15 + 0.850%, 08/10/27 (144A) (a)	415,000	363,159
2.095%, 1Y H15 + 1.000%, 02/11/32 (144A) (a)	1,070,000	849,560
2.859%, 3M LIBOR + 0.954%, 08/15/23 (144A) (a)	276,000	275,903
4.125%, 09/24/25 (144A)	850,000	843,232
4.488%, 1Y H15 + 1.550%, 05/12/26 (144A) (a)	1,335,000	1,329,900

Banks—(Continued)
UniCredit S.p.A. 1.982%, 1Y H15 + 1.200%, 06/03/27 (144A) (a)	345,000	298,036
2.569%, 1Y H15 + 2.300%, 09/22/26 (144A) (a)	710,000	635,129
5.861%, 5Y USD ICE Swap + 3.703%, 06/19/32 (144A) (a) (e)	455,000	400,553
7.296%, 5Y USD ICE Swap + 4.914%, 04/02/34 (144A) (a) (e)	230,000	211,355
Wells Fargo & Co. 3.196%, 3M LIBOR + 1.170%, 06/17/27 (a)	1,816,000	1,719,186
4.650%, 11/04/44	595,000	535,128
5.375%, 11/02/43	1,005,000	984,390
Westpac Banking Corp. 3.133%, 11/18/41	693,000	508,019
4.322%, 5Y USD ICE Swap + 2.236%, 11/23/31 (a)	1,050,000	1,009,652

		99,047,718

Beverages—0.5%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.700%, 02/01/36	1,103,000	1,056,704
Anheuser-Busch InBev Finance, Inc. 4.625%, 02/01/44	185,000	165,874
Anheuser-Busch InBev Worldwide, Inc. 4.375%, 04/15/38	1,300,000	1,192,278
4.439%, 10/06/48	950,000	833,207
4.600%, 06/01/60 (e)	315,000	275,347
4.750%, 04/15/58	775,000	693,557
Coca-Cola Femsa S.A.B. de C.V. 1.850%, 09/01/32	515,000	399,769
2.750%, 01/22/30	610,000	544,950
Constellation Brands, Inc. 4.400%, 11/15/25	300,000	301,377
5.250%, 11/15/48	180,000	176,700
Fomento Economico Mexicano S.A.B. de C.V. 3.500%, 01/16/50	790,000	616,310
Keurig Dr Pepper, Inc. 3.430%, 06/15/27	175,000	167,169
4.417%, 05/25/25	64,000	64,501

		6,487,743

Biotechnology—0.3%
Amgen, Inc. 1.650%, 08/15/28	430,000	368,714
3.000%, 01/15/52	595,000	421,908
Baxalta, Inc. 5.250%, 06/23/45	27,000	26,944
Biogen, Inc. 2.250%, 05/01/30 (e)	450,000	368,825
Gilead Sciences, Inc. 2.600%, 10/01/40	945,000	690,884
3.250%, 09/01/22	365,000	365,000
Regeneron Pharmaceuticals, Inc. 1.750%, 09/15/30	1,000,000	801,743
Royalty Pharma plc
0.750%, 09/02/23	725,000	698,125

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Biotechnology—(Continued)
Royalty Pharma plc
1.200%, 09/02/25	303,000	$270,118
2.150%, 09/02/31	447,000	348,787

		4,361,048

Building Materials—0.2%
CRH America Finance, Inc. 3.400%, 05/09/27 (144A)	214,000	204,140
Lennox International, Inc. 1.350%, 08/01/25	1,630,000	1,493,294
Martin Marietta Materials, Inc. 3.450%, 06/01/27	499,000	476,114
Masco Corp. 2.000%, 10/01/30	260,000	205,421
6.500%, 08/15/32	720,000	774,692

		3,153,661

Chemicals—0.2%
Albemarle Corp. 5.450%, 12/01/44	350,000	342,516
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co., L.P. 5.125%, 04/01/25 (144A)	630,000	649,179
DuPont de Nemours, Inc. 5.319%, 11/15/38	945,000	935,429
International Flavors & Fragrances, Inc. 1.832%, 10/15/27 (144A)	330,000	284,300
5.000%, 09/26/48	404,000	376,357
Nutrien, Ltd. 3.000%, 04/01/25	200,000	195,245
4.125%, 03/15/35	620,000	572,119

		3,355,145

Commercial Services—0.6%
ERAC USA Finance LLC 3.850%, 11/15/24 (144A)	925,000	912,393
7.000%, 10/15/37 (144A)	500,000	586,416
Ford Foundation (The) 2.815%, 06/01/70	275,000	189,069
Global Payments, Inc. 2.900%, 05/15/30	211,000	178,038
2.900%, 11/15/31	404,000	330,852
3.200%, 08/15/29	1,437,000	1,255,770
Pepperdine University 3.301%, 12/01/59	450,000	333,349
Quanta Services, Inc. 2.350%, 01/15/32	855,000	662,204
2.900%, 10/01/30	1,110,000	914,478
S&P Global, Inc. 2.900%, 03/01/32 (144A) (e)	581,000	517,796
4.250%, 05/01/29 (144A)	1,056,000	1,044,273
Triton Container International, Ltd. 1.150%, 06/07/24 (144A)	850,000	795,757

Commercial Services—(Continued)
University of Southern California 3.226%, 10/01/2120	440,000	$294,051

		8,014,446

Computers—0.5%
Apple, Inc. 2.700%, 08/05/51 (e)	965,000	719,726
3.750%, 09/12/47	1,200,000	1,082,247
3.750%, 11/13/47	200,000	179,722
3.850%, 08/04/46	362,000	331,110
CGI, Inc. 1.450%, 09/14/26	659,000	581,953
2.300%, 09/14/31	1,184,000	949,953
Dell International LLC / EMC Corp. 5.450%, 06/15/23	99,000	100,000
6.020%, 06/15/26	1,786,000	1,853,791
HP, Inc. 3.000%, 06/17/27	490,000	453,025
Leidos, Inc. 2.300%, 02/15/31	365,000	290,778

		6,542,305

Cosmetics/Personal Care—0.1%
Estee Lauder Cos., Inc. (The) 2.600%, 04/15/30	1,470,000	1,319,645
GSK Consumer Healthcare Capital U.S. LLC 3.375%, 03/24/29 (144A)	780,000	729,702

		2,049,347

Distribution/Wholesale—0.0%
WW Grainger, Inc. 4.600%, 06/15/45	190,000	181,943

Diversified Financial Services—2.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.750%, 01/30/26	393,000	343,495
2.450%, 10/29/26	390,000	339,597
2.875%, 08/14/24	770,000	733,501
3.000%, 10/29/28	485,000	408,525
3.300%, 01/30/32	460,000	368,226
4.450%, 04/03/26	478,000	456,453
4.500%, 09/15/23	1,830,000	1,821,245
6.500%, 07/15/25	208,000	212,821
Air Lease Corp. 2.875%, 01/15/26 (e)	600,000	550,738
3.250%, 03/01/25	484,000	461,954
3.250%, 10/01/29 (e)	1,065,000	897,191
3.375%, 07/01/25	1,266,000	1,192,164
Aviation Capital Group LLC 5.500%, 12/15/24 (144A)	698,000	691,865
Avolon Holdings Funding, Ltd.
2.125%, 02/21/26 (144A)	445,000	384,710
2.528%, 11/18/27 (144A)	5,211,000	4,247,680
2.875%, 02/15/25 (144A)	1,839,000	1,691,541

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Avolon Holdings Funding, Ltd.
4.250%, 04/15/26 (144A)	885,000	$819,551
4.375%, 05/01/26 (144A)	540,000	500,245
5.250%, 05/15/24 (144A)	805,000	790,886
5.500%, 01/15/26 (144A)	1,140,000	1,106,125
Blackstone Secured Lending Fund 3.650%, 07/14/23	610,000	597,783
BOC Aviation, Ltd. 2.750%, 09/18/22 (144A)	480,000	479,285
3.500%, 10/10/24 (144A)	385,000	380,219
Brookfield Finance, Inc. 3.900%, 01/25/28	358,000	342,069
4.700%, 09/20/47	84,000	73,579
4.850%, 03/29/29	485,000	480,308
Capital One Financial Corp. 1.878%, SOFR + 0.855%, 11/02/27 (a)	324,000	284,170
2.618%, SOFR + 1.265%, 11/02/32 (a)	735,000	590,909
3.750%, 07/28/26 (e)	536,000	512,176
4.200%, 10/29/25	200,000	197,329
4.927%, SOFR + 2.057%, 05/10/28 (a) (e)	570,000	564,518
LSEGA Financing plc 2.000%, 04/06/28 (144A)	1,445,000	1,266,086
Nomura Holdings, Inc. 2.648%, 01/16/25	845,000	806,085
2.679%, 07/16/30	540,000	441,685
ORIX Corp. 2.900%, 07/18/22	362,000	361,999
Park Aerospace Holdings, Ltd. 4.500%, 03/15/23 (144A)	320,000	318,828
5.500%, 02/15/24 (144A)	96,000	95,221
Private Export Funding Corp. 3.550%, 01/15/24	7,383,000	7,435,972

		33,246,734

Electric—2.6%
AEP Transmission Co. LLC 3.150%, 09/15/49	225,000	170,718
Alabama Power Co. 3.550%, 12/01/23	461,000	463,047
Alexander Funding Trust 1.841%, 11/15/23 (144A)	800,000	765,922
Baltimore Gas & Electric Co. 5.200%, 06/15/33	1,510,000	1,567,278
Berkshire Hathaway Energy Co. 6.125%, 04/01/36	325,000	358,999
CenterPoint Energy, Inc. 1.450%, 06/01/26	699,000	629,137
China Southern Power Grid International Finance BVI Co., Ltd. 3.500%, 05/08/27 (144A)	960,000	945,703
Cleveland Electric Illuminating Co. (The) 4.550%, 11/15/30 (144A)	250,000	247,786
Constellation Energy Generation LLC 5.750%, 10/01/41	260,000	251,694
6.250%, 10/01/39	160,000	163,570
Consumers Energy Co. 4.350%, 08/31/64	191,000	175,419

Electric—(Continued)
Delmarva Power & Light Co. 4.150%, 05/15/45	500,000	445,068
Dominion Energy, Inc. 2.850%, 08/15/26	183,000	173,433
DTE Electric Co. 5.700%, 10/01/37	300,000	323,925
Duke Energy Indiana LLC 3.750%, 05/15/46	350,000	296,377
Duke Energy Progress LLC 2.900%, 08/15/51	470,000	346,138
4.100%, 03/15/43	200,000	179,324
4.375%, 03/30/44	247,000	229,458
5.700%, 04/01/35	360,000	383,031
Duquesne Light Holdings, Inc. 2.532%, 10/01/30 (144A)	450,000	369,731
2.775%, 01/07/32 (144A)	280,000	229,464
3.616%, 08/01/27 (144A)	1,050,000	975,175
Edison International 3.550%, 11/15/24	1,180,000	1,151,203
Emera U.S. Finance L.P. 4.750%, 06/15/46	500,000	440,073
Enel Finance International NV 3.500%, 04/06/28 (144A)	465,000	429,783
Entergy Arkansas LLC 2.650%, 06/15/51	285,000	197,508
3.050%, 06/01/23	765,000	762,724
Entergy Corp. 2.950%, 09/01/26	194,000	183,866
Entergy Louisiana LLC 2.400%, 10/01/26	414,000	383,508
2.900%, 03/15/51	390,000	281,098
3.050%, 06/01/31	195,000	175,652
Evergy Metro, Inc. 5.300%, 10/01/41	315,000	324,071
Fells Point Funding Trust 3.046%, 01/31/27 (144A)	1,895,000	1,747,432
Florida Power & Light Co. 5.625%, 04/01/34	1,250,000	1,385,255
Fortis, Inc. 3.055%, 10/04/26	929,000	874,086
ITC Holdings Corp. 2.950%, 05/14/30 (144A)	330,000	290,921
Jersey Central Power & Light Co. 6.150%, 06/01/37	200,000	212,950
Massachusetts Electric Co. 4.004%, 08/15/46 (144A)	402,000	332,573
Mid-Atlantic Interstate Transmission LLC 4.100%, 05/15/28 (144A)	340,000	331,724
Nevada Power Co. 5.375%, 09/15/40	223,000	230,128
6.650%, 04/01/36	360,000	413,473
New England Power Co. 3.800%, 12/05/47 (144A) (e)	280,000	232,571
New York State Electric & Gas Corp. 3.250%, 12/01/26 (144A)	434,000	417,690

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Niagara Mohawk Power Corp. 1.960%, 06/27/30 (144A)	700,000	$579,143
3.508%, 10/01/24 (144A)	305,000	298,870
Northern States Power Co. 6.500%, 03/01/28	628,000	694,277
NRG Energy, Inc. 2.000%, 12/02/25 (144A)	560,000	506,880
2.450%, 12/02/27 (144A)	625,000	536,646
OGE Energy Corp. 0.703%, 05/26/23	435,000	423,888
Ohio Power Co. 2.900%, 10/01/51	635,000	454,011
Oklahoma Gas and Electric Co. 0.553%, 05/26/23	525,000	510,133
Oncor Electric Delivery Co. LLC 3.100%, 09/15/49	670,000	518,325
Pacific Gas and Electric Co. 1.367%, 03/10/23	1,245,000	1,225,888
1.700%, 11/15/23	540,000	520,395
2.950%, 03/01/26	380,000	345,248
3.250%, 02/16/24 (e)	1,525,000	1,485,307
3.450%, 07/01/25	600,000	564,221
3.750%, 08/15/42	245,000	165,594
4.300%, 03/15/45	420,000	305,346
Pennsylvania Electric Co. 3.250%, 03/15/28 (144A)	113,000	104,836
PG&E Wildfire Recovery Funding LLC 4.263%, 06/01/36	465,000	467,690
PPL Electric Utilities Corp. 2.500%, 09/01/22	300,000	300,098
Progress Energy, Inc. 7.000%, 10/30/31	200,000	224,592
Public Service Co. of Colorado 2.500%, 03/15/23	400,000	397,516
Public Service Co. of Oklahoma 6.625%, 11/15/37	600,000	674,481
Puget Energy, Inc. 2.379%, 06/15/28	853,000	745,726
San Diego Gas & Electric Co. 2.950%, 08/15/51	635,000	468,222
Sierra Pacific Power Co. 3.375%, 08/15/23	556,000	556,959
Southern California Edison Co. 3.650%, 03/01/28	500,000	473,500
5.550%, 01/15/36	500,000	501,041
Southern Power Co. 5.150%, 09/15/41	400,000	376,357
Southwestern Public Service Co. 4.500%, 08/15/41	250,000	235,897
Tampa Electric Co. 4.450%, 06/15/49	500,000	462,178
Toledo Edison Co. (The) 6.150%, 05/15/37	400,000	443,691
Tri-State Generation & Transmission Association, Inc. 4.250%, 06/01/46	206,000	178,510

Electric—(Continued)
Virginia Electric & Power Co. 4.450%, 02/15/44	126,000	117,189
6.000%, 05/15/37	685,000	759,737

		37,111,078

Electronics—0.1%
Arrow Electronics, Inc. 3.250%, 09/08/24	439,000	429,175
3.875%, 01/12/28	376,000	357,725

		786,900

Engineering & Construction—0.0%
Mexico City Airport Trust 5.500%, 07/31/47 (144A)	200,000	137,100

Food—0.4%
Bimbo Bakeries USA, Inc. 4.000%, 05/17/51 (144A)	695,000	563,006
Campbell Soup Co. 3.125%, 04/24/50	287,000	202,729
Conagra Brands, Inc. 5.300%, 11/01/38	205,000	193,280
Kraft Heinz Foods Co. 4.375%, 06/01/46	460,000	383,366
4.625%, 10/01/39	600,000	526,553
Kroger Co. (The) 8.000%, 09/15/29	610,000	731,211
McCormick and Co., Inc. 2.500%, 04/15/30	1,239,000	1,058,588
Smithfield Foods, Inc. 3.000%, 10/15/30 (144A)	1,160,000	961,637
5.200%, 04/01/29 (144A)	1,100,000	1,080,465
Tyson Foods, Inc. 5.150%, 08/15/44	100,000	98,986

		5,799,821

Forest Products & Paper—0.0%
International Paper Co. 8.700%, 06/15/38	250,000	323,046

Gas—0.4%
APT Pipelines, Ltd. 4.200%, 03/23/25 (144A)	700,000	694,122
4.250%, 07/15/27 (144A)	687,000	668,138
Atmos Energy Corp. 0.625%, 03/09/23	310,000	304,497
4.150%, 01/15/43	460,000	407,225
Brooklyn Union Gas Co. (The) 4.273%, 03/15/48 (144A)	500,000	408,525
KeySpan Gas East Corp. 2.742%, 08/15/26 (144A)	345,000	325,366
NiSource, Inc. 1.700%, 02/15/31	570,000	445,583
2.950%, 09/01/29	465,000	411,876

See accompanying notes to financial statements.

BHFTI-13

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Gas—(Continued)
Southern California Gas Co. 2.550%, 02/01/30	829,000	$732,645
Southern Co. Gas Capital Corp. 3.950%, 10/01/46	212,000	173,392
4.400%, 06/01/43	375,000	325,546
6.000%, 10/01/34	1,000,000	1,040,594
Southwest Gas Corp. 3.800%, 09/29/46	332,000	258,336

		6,195,845

Healthcare-Products—0.1%
Thermo Fisher Scientific, Inc. 2.000%, 10/15/31	1,065,000	892,882
Zimmer Biomet Holdings, Inc. 2.600%, 11/24/31	904,000	739,933

		1,632,815

Healthcare-Services—1.0%
Aetna, Inc. 6.625%, 06/15/36	297,000	335,144
Anthem, Inc. 4.101%, 03/01/28	460,000	455,227
4.650%, 08/15/44	324,000	307,773
Bon Secours Mercy Health, Inc. 3.205%, 06/01/50	625,000	465,935
Children’s Hospital Corp. (The) 2.585%, 02/01/50	430,000	297,449
2.928%, 07/15/50	540,000	383,523
CommonSpirit Health 1.547%, 10/01/25	435,000	401,254
2.782%, 10/01/30	430,000	371,617
3.910%, 10/01/50	425,000	341,125
Cottage Health Obligated Group 3.304%, 11/01/49	500,000	403,288
Hackensack Meridian Health, Inc. 2.675%, 09/01/41 (e)	1,180,000	900,241
2.875%, 09/01/50	700,000	506,640
Hartford HealthCare Corp. 3.447%, 07/01/54 (e)	1,100,000	887,160
HCA, Inc. 3.500%, 07/15/51	397,000	271,126
4.625%, 03/15/52 (144A) (e)	443,000	354,427
5.125%, 06/15/39	565,000	494,440
5.250%, 06/15/26	1,540,000	1,532,179
Memorial Health Services 3.447%, 11/01/49	995,000	814,711
MidMichigan Health 3.409%, 06/01/50	245,000	195,630
MultiCare Health System 2.803%, 08/15/50	365,000	265,474
Nationwide Children’s Hospital, Inc. 4.556%, 11/01/52	181,000	181,819
NYU Langone Hospitals 3.380%, 07/01/55	410,000	310,951

Healthcare-Services—(Continued)
Piedmont Healthcare, Inc. 2.864%, 01/01/52	620,000	446,922
Providence St. Joseph Health Obligated Group 2.746%, 10/01/26	210,000	201,718
Quest Diagnostics, Inc. 3.450%, 06/01/26	140,000	136,339
Texas Health Resources 2.328%, 11/15/50	340,000	222,740
4.330%, 11/15/55	250,000	242,522
UnitedHealth Group, Inc. 3.250%, 05/15/51	900,000	706,185
4.625%, 07/15/35	320,000	324,741
Universal Health Services, Inc. 2.650%, 10/15/30 (144A)	1,019,000	814,940
Yale-New Haven Health Services Corp. 2.496%, 07/01/50	580,000	399,553

		13,972,793

Home Builders—0.0%
Lennar Corp. 4.500%, 04/30/24	280,000	279,355

Insurance—0.9%
AIA Group, Ltd. 3.600%, 04/09/29 (144A)	495,000	476,544
3.900%, 04/06/28 (144A)	415,000	410,879
AIG SunAmerica Global Financing X 6.900%, 03/15/32 (144A)	500,000	577,855
Aon plc 3.500%, 06/14/24	485,000	482,001
Assurant, Inc. 4.200%, 09/27/23	454,000	457,124
Athene Global Funding 0.950%, 01/08/24 (144A)	408,000	387,203
1.450%, 01/08/26 (144A)	420,000	373,540
2.500%, 01/14/25 (144A)	115,000	109,335
2.750%, 06/25/24 (144A)	890,000	859,557
2.950%, 11/12/26 (144A)	2,125,000	1,953,033
Berkshire Hathaway Finance Corp. 3.850%, 03/15/52	620,000	530,755
4.300%, 05/15/43	831,000	770,100
Corebridge Financial, Inc. 3.850%, 04/05/29 (144A)	390,000	360,411
Dai-ichi Life Insurance Co., Ltd. (The) 4.000%, 3M LIBOR + 3.660%, 07/24/26 (144A) (a)	759,000	711,897
F&G Global Funding 1.750%, 06/30/26 (144A)	585,000	518,073
Guardian Life Insurance Co. of America (The) 4.850%, 01/24/77 (144A) †	156,000	139,697
Hanover Insurance Group, Inc. (The) 2.500%, 09/01/30	380,000	317,127
Hartford Financial Services Group, Inc. (The) 4.300%, 04/15/43	400,000	353,995
Intact U.S. Holdings, Inc. 4.600%, 11/09/22	750,000	752,998

See accompanying notes to financial statements.

BHFTI-14

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
Liberty Mutual Insurance Co. 8.500%, 05/15/25 (144A)	800,000	$873,912
Massachusetts Mutual Life Insurance Co. 7.625%, 11/15/23 (144A)	394,000	407,212
New York Life Global Funding 3.000%, 01/10/28 (144A) (e)	485,000	459,070
New York Life Insurance Co. 4.450%, 05/15/69 (144A)	625,000	535,232
Northwestern Mutual Global Funding 1.700%, 06/01/28 (144A) (e)	620,000	546,874
Pacific Life Insurance Co. 4.300%, 3M LIBOR + 2.796%, 10/24/67 (144A) (a)	200,000	168,570

		13,532,994

Internet—0.2%
Amazon.com, Inc. 3.950%, 04/13/52	1,270,000	1,173,386
eBay, Inc. 2.600%, 05/10/31	2,500,000	2,078,229

		3,251,615

Iron/Steel—0.2%
Nucor Corp. 2.979%, 12/15/55	250,000	169,149
Reliance Steel & Aluminum Co. 1.300%, 08/15/25	1,810,000	1,648,287
Steel Dynamics, Inc. 1.650%, 10/15/27	630,000	540,790

		2,358,226

Machinery-Diversified—0.2%
Deere & Co. 8.100%, 05/15/30	400,000	499,547
Nvent Finance Sarl 4.550%, 04/15/28	562,000	543,046
Otis Worldwide Corp. 2.565%, 02/15/30	1,110,000	958,883
Xylem, Inc. 3.250%, 11/01/26	118,000	114,344

		2,115,820

Media—0.7%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 3.500%, 03/01/42	775,000	537,804
3.700%, 04/01/51	840,000	568,424
4.800%, 03/01/50	935,000	740,857
6.834%, 10/23/55	400,000	401,997
Comcast Corp.
2.650%, 08/15/62	557,000	359,605
2.887%, 11/01/51 (e)	1,131,000	807,951
2.987%, 11/01/63	148,000	100,947
3.900%, 03/01/38	591,000	534,492
4.200%, 08/15/34	556,000	534,746
4.250%, 01/15/33	1,880,000	1,847,009

Media—(Continued)
COX Communications, Inc. 2.950%, 10/01/50 (144A)	630,000	417,107
Discovery Communications LLC 5.200%, 09/20/47	485,000	416,023
Grupo Televisa S.A.B. 6.125%, 01/31/46	200,000	220,439
Paramount Global 2.900%, 01/15/27 (e)	251,000	231,103
4.850%, 07/01/42	255,000	211,605
5.900%, 10/15/40	125,000	117,291
TCI Communications, Inc. 7.125%, 02/15/28	801,000	904,741
Time Warner Cable LLC 5.500%, 09/01/41	1,000,000	872,913

		9,825,054

Mining—0.2%
Barrick Gold Corp. 6.450%, 10/15/35	300,000	333,022
Glencore Funding LLC 2.500%, 09/01/30 (144A)	2,270,000	1,849,195
4.125%, 05/30/23 (144A)	346,000	344,820

		2,527,037

Miscellaneous Manufacturing—0.2%
GE Capital International Funding Co., Unlimited Co. 4.418%, 11/15/35	1,473,000	1,375,775
Parker-Hannifin Corp. 4.100%, 03/01/47	250,000	214,452
4.450%, 11/21/44	333,000	298,576
Siemens Financieringsmaatschappij NV 3.125%, 03/16/24 (144A)	500,000	496,381

		2,385,184

Oil & Gas—0.9%
BP Capital Markets America, Inc. 2.939%, 06/04/51 (e)	1,260,000	900,899
3.017%, 01/16/27	655,000	624,039
BP Capital Markets plc 3.279%, 09/19/27	288,000	275,723
Coterra Energy, Inc. 3.900%, 05/15/27 (144A)	710,000	680,737
Diamondback Energy, Inc. 3.250%, 12/01/26 (e)	440,000	429,281
Ecopetrol S.A. 4.125%, 01/16/25	433,000	401,244
Eni S.p.A. 4.000%, 09/12/23 (144A)	385,000	383,111
EQT Corp. 3.900%, 10/01/27	200,000	186,118
Exxon Mobil Corp. 2.995%, 08/16/39	690,000	563,310
3.095%, 08/16/49	860,000	671,528

See accompanying notes to financial statements.

BHFTI-15

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
HF Sinclair Corp.
2.625%, 10/01/23 (144A)	775,000	$752,615
5.875%, 04/01/26 (144A) (e)	409,000	412,534
Lundin Energy Finance B.V. 2.000%, 07/15/26 (144A)	389,000	347,442
Marathon Petroleum Corp. 4.700%, 05/01/25	509,000	514,960
Phillips 66 Co. 3.150%, 12/15/29 (144A)	330,000	296,388
3.550%, 10/01/26 (144A)	100,000	97,117
4.900%, 10/01/46 (144A)	200,000	189,522
Pioneer Natural Resources Co. 1.900%, 08/15/30	800,000	653,376
Saudi Arabian Oil Co. 1.250%, 11/24/23 (144A)	200,000	193,289
1.625%, 11/24/25 (144A)	220,000	203,060
Suncor Energy, Inc. 5.950%, 12/01/34	668,000	699,924
5.950%, 05/15/35	210,000	217,860
7.875%, 06/15/26	544,000	606,583
TotalEnergies Capital International S.A. 2.986%, 06/29/41	900,000	709,013
3.127%, 05/29/50	870,000	665,028
3.461%, 07/12/49	660,000	533,487
Valero Energy Corp. 2.150%, 09/15/27	640,000	569,638
7.500%, 04/15/32	126,000	144,916

		12,922,742

Oil & Gas Services—0.1%
Baker Hughes Holdings LLC 5.125%, 09/15/40	360,000	352,770
Halliburton Co. 4.750%, 08/01/43	215,000	191,077
4.850%, 11/15/35	270,000	259,618
6.750%, 02/01/27	200,000	216,173

		1,019,638

Packaging & Containers—0.1%
Graphic Packaging International LLC 1.512%, 04/15/26 (144A)	894,000	806,862
WRKCo, Inc. 3.750%, 03/15/25	300,000	297,318

		1,104,180

Pharmaceuticals—1.0%
AbbVie, Inc. 2.800%, 03/15/23	172,000	171,494
3.200%, 11/21/29	1,583,000	1,456,266
3.850%, 06/15/24	1,038,000	1,037,124
4.050%, 11/21/39	982,000	875,680
4.400%, 11/06/42	600,000	545,281
4.450%, 05/14/46	220,000	199,564

Pharmaceuticals—(Continued)
AstraZeneca plc 2.125%, 08/06/50	390,000	260,398
6.450%, 09/15/37	350,000	420,273
Becton Dickinson & Co. 3.794%, 05/20/50	230,000	189,776
Bristol-Myers Squibb Co. 4.125%, 06/15/39	527,000	503,341
4.550%, 02/20/48	427,000	417,708
Cigna Corp. 4.800%, 07/15/46	156,000	148,602
CVS Health Corp. 4.300%, 03/25/28	179,000	177,106
5.050%, 03/25/48	2,065,000	1,976,717
CVS Pass-Through Trust 4.704%, 01/10/36 (144A)	658,915	631,638
5.773%, 01/10/33 (144A)	624,841	653,076
8.353%, 07/10/31 (144A)	124,598	142,496
Mead Johnson Nutrition Co. 4.125%, 11/15/25	89,000	89,907
Mylan, Inc. 4.550%, 04/15/28	350,000	333,654
5.400%, 11/29/43	400,000	336,334
Shire Acquisitions Investments Ireland DAC 3.200%, 09/23/26 (e)	2,100,000	2,016,984
Takeda Pharmaceutical Co., Ltd. 3.025%, 07/09/40	945,000	727,312
3.175%, 07/09/50 (e)	440,000	329,321
Viatris, Inc. 3.850%, 06/22/40	412,000	291,822
Zoetis, Inc. 2.000%, 05/15/30	590,000	493,940

		14,425,814

Pipelines—0.8%
ANR Pipeline Co. 7.375%, 02/15/24	226,000	237,472
Boardwalk Pipelines L.P. 3.400%, 02/15/31	630,000	537,156
Buckeye Partners L.P. 5.850%, 11/15/43	575,000	408,250
Cameron LNG LLC 3.701%, 01/15/39 (144A)	769,000	648,543
Cheniere Corpus Christi Holdings LLC 3.700%, 11/15/29	400,000	365,881
Energy Transfer L.P. 3.900%, 05/15/24	350,000	347,282
3.900%, 07/15/26	117,000	112,423
4.150%, 09/15/29 (e)	443,000	405,531
4.950%, 05/15/28	290,000	283,466
4.950%, 01/15/43	394,000	325,597
5.300%, 04/01/44	200,000	173,485
5.500%, 06/01/27	167,000	169,507
6.050%, 06/01/41	270,000	259,268
6.100%, 02/15/42	500,000	464,978

See accompanying notes to financial statements.

BHFTI-16

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
Enterprise Products Operating LLC 3.900%, 02/15/24	470,000	$469,417
4.950%, 10/15/54	179,000	163,266
5.100%, 02/15/45	200,000	188,115
Flex Intermediate Holdco LLC 3.363%, 06/30/31 (144A)	1,100,000	898,175
4.317%, 12/30/39 (144A)	425,000	329,830
Galaxy Pipeline Assets Bidco, Ltd. 2.940%, 09/30/40 (144A)	786,088	641,196
Gray Oak Pipeline LLC 2.000%, 09/15/23 (144A)	415,000	404,322
2.600%, 10/15/25 (144A)	1,300,000	1,213,795
Kinder Morgan, Inc. 5.050%, 02/15/46	250,000	223,698
ONEOK Partners L.P. 6.650%, 10/01/36	950,000	967,402
Plains All American Pipeline L.P. / PAA Finance Corp. 4.700%, 06/15/44	560,000	443,048
Southern Natural Gas Co. LLC 4.800%, 03/15/47 (144A)	244,000	215,387
Targa Resources Corp. 4.200%, 02/01/33 (e)	290,000	262,695
TransCanada PipeLines, Ltd. 3.750%, 10/16/23	400,000	400,423
4.750%, 05/15/38	300,000	283,583

		11,843,191

Real Estate—0.1%
Goodman Australia Industrial Fund Bond Issuer Pty, Ltd. 3.400%, 09/30/26 (144A)	632,000	608,440
Ontario Teachers’ Cadillac Fairview Properties Trust 3.875%, 03/20/27 (144A)	603,000	587,217

		1,195,657

Real Estate Investment Trusts—1.7%
Alexandria Real Estate Equities, Inc. 1.875%, 02/01/33	410,000	308,279
2.000%, 05/18/32	710,000	560,749
3.800%, 04/15/26	175,000	171,469
4.000%, 02/01/50	566,000	466,822
American Campus Communities Operating Partnership L.P. 2.250%, 01/15/29	480,000	444,482
American Tower Corp. 1.500%, 01/31/28	965,000	802,370
1.875%, 10/15/30	845,000	657,378
2.100%, 06/15/30	470,000	376,400
2.950%, 01/15/51 (e)	255,000	172,656
3.100%, 06/15/50	390,000	269,603
3.375%, 10/15/26	287,000	271,361
3.700%, 10/15/49	665,000	499,149
Boston Properties L.P. 3.200%, 01/15/25	380,000	370,627
Brixmor Operating Partnership L.P.
2.250%, 04/01/28	600,000	514,526
2.500%, 08/16/31	325,000	254,853
3.850%, 02/01/25	500,000	491,996

Real Estate Investment Trusts—(Continued)
Corporate Office Properties L.P. 2.750%, 04/15/31	1,153,000	932,236
Digital Realty Trust L.P. 3.700%, 08/15/27	270,000	257,193
Equinix, Inc. 2.000%, 05/15/28	1,388,000	1,191,543
2.900%, 11/18/26	875,000	813,173
Essex Portfolio L.P. 2.650%, 03/15/32	565,000	469,063
Goodman U.S. Finance Three LLC 3.700%, 03/15/28 (144A)	387,000	370,446
Healthcare Trust of America Holdings L.P. 2.000%, 03/15/31	470,000	364,322
Healthpeak Properties, Inc. 3.500%, 07/15/29	600,000	553,065
Life Storage L.P. 2.400%, 10/15/31	390,000	310,375
3.500%, 07/01/26	1,000,000	955,921
Mid-America Apartments L.P. 1.700%, 02/15/31	470,000	371,712
National Retail Properties, Inc. 3.600%, 12/15/26	453,000	435,929
Office Properties Income Trust 2.650%, 06/15/26	925,000	786,024
3.450%, 10/15/31	365,000	273,407
Physicians Realty L.P. 2.625%, 11/01/31	405,000	326,007
Prologis L.P. 2.250%, 04/15/30	200,000	173,077
Public Storage 1.950%, 11/09/28	490,000	423,657
2.250%, 11/09/31	411,000	339,715
Realty Income Corp. 3.000%, 01/15/27	200,000	189,341
3.250%, 01/15/31 (e)	345,000	313,629
3.875%, 04/15/25	505,000	501,258
Regency Centers L.P. 2.950%, 09/15/29	560,000	492,043
Sabra Health Care L.P. 3.200%, 12/01/31 (e)	660,000	523,786
Safehold Operating Partnership L.P. 2.800%, 06/15/31	2,220,000	1,805,506
Scentre Group Trust 1 / Scentre Group Trust 2 3.500%, 02/12/25 (144A)	720,000	699,163
Scentre Group Trust 2 4.750%, 5Y H15 + 4.379%, 09/24/80 (144A) (a)	635,000	565,747
SITE Centers Corp. 4.700%, 06/01/27	226,000	222,984
UDR, Inc. 2.100%, 08/01/32	470,000	365,502
2.950%, 09/01/26	233,000	219,671
3.000%, 08/15/31	95,000	81,170
3.200%, 01/15/30	625,000	560,973
Ventas Realty L.P. 3.500%, 02/01/25	197,000	192,173
3.850%, 04/01/27	369,000	356,231

See accompanying notes to financial statements.

BHFTI-17

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Welltower, Inc. 3.100%, 01/15/30 (e)	445,000	$394,087
6.500%, 03/15/41	225,000	252,277
WP Carey, Inc. 2.250%, 04/01/33	845,000	648,916
4.250%, 10/01/26	285,000	281,041

		24,645,083

Retail—0.4%
7-Eleven, Inc. 1.300%, 02/10/28 (144A)	405,000	336,777
2.500%, 02/10/41 (144A)	409,000	277,018
Alimentation Couche-Tard, Inc. 3.439%, 05/13/41 (144A)	780,000	583,480
3.625%, 05/13/51 (144A) (e)	870,000	630,041
3.800%, 01/25/50 (144A)	625,000	471,583
AutoZone, Inc. 1.650%, 01/15/31	530,000	415,579
Lowe’s Cos., Inc. 1.700%, 10/15/30	1,085,000	870,047
2.625%, 04/01/31	700,000	599,131
3.125%, 09/15/24	276,000	273,077
McDonald’s Corp. 4.450%, 03/01/47	180,000	166,806
4.700%, 12/09/35	84,000	83,603
6.300%, 10/15/37	152,000	174,237
Nordstrom, Inc. 4.250%, 08/01/31	908,000	688,110
O’Reilly Automotive, Inc. 3.600%, 09/01/27	494,000	477,036

		6,046,525

Savings & Loans—0.0%
Nationwide Building Society 1.000%, 08/28/25 (144A)	380,000	343,448

Semiconductors—0.7%
Advanced Micro Devices, Inc. 2.375%, 06/01/30 (e)	700,000	617,250
Analog Devices, Inc. 2.800%, 10/01/41 (e)	722,000	565,678
Broadcom, Inc. 1.950%, 02/15/28 (144A)	1,800,000	1,532,677
3.137%, 11/15/35 (144A)	1,685,000	1,279,559
3.187%, 11/15/36 (144A)	465,000	353,482
KLA Corp. 3.300%, 03/01/50	610,000	483,118
Microchip Technology, Inc. 0.972%, 02/15/24 (e)	970,000	920,981
0.983%, 09/01/24	959,000	894,309
NXP B.V. / NXP Funding LLC / NXP USA, Inc. 2.500%, 05/11/31	1,085,000	891,917
3.250%, 05/11/41	1,115,000	839,286
QUALCOMM, Inc. 4.500%, 05/20/52	460,000	452,917

Semiconductors—(Continued)
TSMC Arizona Corp. 4.500%, 04/22/52	505,000	493,929

		9,325,103

Software—0.5%
Activision Blizzard, Inc. 1.350%, 09/15/30	757,000	607,772
Fiserv, Inc. 3.200%, 07/01/26	305,000	288,799
4.400%, 07/01/49 (e)	295,000	253,526
Microsoft Corp. 2.400%, 08/08/26	400,000	384,429
2.921%, 03/17/52	272,000	214,557
3.041%, 03/17/62	149,000	115,494
3.500%, 02/12/35	296,000	283,645
Oracle Corp. 2.300%, 03/25/28	630,000	542,046
3.800%, 11/15/37	900,000	700,236
3.850%, 07/15/36	124,000	99,637
3.900%, 05/15/35	106,000	87,422
4.300%, 07/08/34	103,000	89,859
Roper Technologies, Inc. 1.400%, 09/15/27	1,050,000	899,402
VMware, Inc. 1.400%, 08/15/26	1,306,000	1,155,433
4.650%, 05/15/27	425,000	422,804
Workday, Inc. 3.500%, 04/01/27 (e)	852,000	814,764

		6,959,825

Telecommunications—0.7%
AT&T, Inc. 1.650%, 02/01/28	80,000	69,209
2.250%, 02/01/32 (e)	510,000	416,662
2.300%, 06/01/27	1,740,000	1,588,349
3.500%, 06/01/41	479,000	382,470
3.550%, 09/15/55	396,000	296,699
3.650%, 06/01/51	2,795,000	2,186,048
Deutsche Telekom AG 3.625%, 01/21/50 (144A)	276,000	216,855
NBN Co., Ltd. 2.625%, 05/05/31 (144A)	1,600,000	1,364,510
Rogers Communications, Inc. 4.550%, 03/15/52 (144A)	545,000	478,596
T-Mobile USA, Inc. 3.600%, 11/15/60 (144A)	385,000	281,277
Verizon Communications, Inc. 2.100%, 03/22/28	220,000	195,409
2.355%, 03/15/32	109,000	90,376
2.650%, 11/20/40	779,000	571,448
4.125%, 03/16/27	400,000	399,033
Vodafone Group plc 5.250%, 05/30/48	540,000	513,738
6.150%, 02/27/37	500,000	539,592

		9,590,271

See accompanying notes to financial statements.

BHFTI-18

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Transportation—0.2%
Burlington Northern Santa Fe LLC 3.550%, 02/15/50	233,000	$194,499
7.950%, 08/15/30	1,185,000	1,458,154
CSX Corp. 4.750%, 11/15/48	404,000	394,479
6.000%, 10/01/36	300,000	331,932
Kansas City Southern 4.700%, 05/01/48	597,000	562,685
Norfolk Southern Corp. 3.942%, 11/01/47	219,000	189,408
Union Pacific Corp. 4.100%, 09/15/67	200,000	169,685

		3,300,842

Water—0.0%
American Water Capital Corp. 2.800%, 05/01/30	750,000	672,447

Total Corporate Bonds & Notes (Cost $461,933,339)		407,080,480

Asset-Backed Securities—11.4%

Asset-Backed - Automobile—2.6%
Carvana Auto Receivables Trust 3.040%, 04/15/25 (144A)	3,815,000	3,783,612
Credit Acceptance Auto Loan Trust 0.960%, 02/15/30 (144A)	2,700,000	2,584,846
Credito Real USA Auto Receivables Trust 1.350%, 02/16/27 (144A)	703,362	685,578
Drive Auto Receivables Trust 1.020%, 06/15/27	948,000	923,571
1.450%, 01/16/29	1,600,000	1,498,220
3.180%, 10/15/26	1,160,000	1,152,431
4.090%, 06/15/26	860,191	861,554
DT Auto Owner Trust 1.100%, 02/16/27 (144A)	1,432,000	1,359,208
4.220%, 01/15/27 (144A)	3,290,000	3,258,513
Flagship Credit Auto Trust 1.960%, 12/15/27 (144A)	3,650,000	3,381,364
2.180%, 02/16/27 (144A)	650,000	623,226
3.790%, 12/16/24 (144A)	1,002,482	1,003,580
GLS Auto Receivables Issuer Trust 1.200%, 01/15/27 (144A)	625,000	603,912
1.420%, 04/15/27 (144A)	2,250,000	2,056,886
1.480%, 07/15/27 (144A)	4,400,000	3,978,075
1.680%, 01/15/27 (144A)	1,200,000	1,135,632
LP LMS ASSET 3.228%, 10/15/28	1,441,232	1,424,721
Sonoran Auto Receivables Trust 4.750%, 07/15/24	1,084,467	1,070,912
4.750%, 06/15/25	1,214,311	1,196,096
Tricolor Auto Securitization Trust 4.875%, 11/15/26 (144A)	423,545	423,497

Asset-Backed - Automobile—(Continued)
U.S. Auto Funding LLC
0.790%, 07/15/24 (144A)	1,013,716	1,004,842
1.490%, 03/17/25 (144A)	3,189,000	3,074,259

		37,084,535

Asset-Backed - Credit Card—0.3%
Consumer Receivables Asset Investment Trust 4.524%, 3M LIBOR + 3.000%, 03/24/23 (144A) (a)	1,751,615	1,725,678
Continental Finance Credit Card ABS Master Trust 2.240%, 12/15/28 (144A)	1,500,000	1,414,962
Mercury Financial Credit Card Master Trust 1.540%, 03/20/26 (144A)	1,695,000	1,612,710

		4,753,350

Asset-Backed - Other—8.4%
Accelerated LLC 1.900%, 10/20/40 (144A)	1,668,147	1,525,296
American Homes 4 Rent Trust 3.467%, 04/17/52 (144A)	1,083,720	1,061,238
3.678%, 12/17/36 (144A)	86,008	85,067
4.201%, 12/17/36 (144A)	400,000	398,467
4.290%, 10/17/36 (144A)	300,000	300,344
4.596%, 12/17/36 (144A)	250,000	248,901
5.036%, 10/17/52 (144A)	1,900,000	1,894,017
5.639%, 04/17/52 (144A)	500,000	505,329
6.231%, 10/17/36 (144A)	650,000	660,878
6.418%, 12/17/36 (144A)	300,000	306,911
American Tower Trust I 3.070%, 03/15/48 (144A)	920,000	916,040
AMSR Trust 1.355%, 11/17/37 (144A)	2,300,000	2,123,200
2.327%, 10/17/38 (144A)	1,694,000	1,484,769
4.387%, 03/17/39 (144A)	3,000,000	2,798,276
Business Jet Securities LLC 2.162%, 04/15/36 (144A)	1,309,553	1,183,977
2.918%, 04/15/36 (144A)	2,483,538	2,218,883
2.981%, 11/15/35 (144A)	1,244,409	1,141,618
Camillo 5.000%, 12/05/23	3,310,499	3,305,533
Cars Net Lease Mortgage Notes 3.100%, 12/15/50 (144A)	595,500	546,460
CFIN Issuer LLC 3.250%, 02/16/26 (144A)	3,000,000	2,953,500
COOF Securitization Trust, Ltd. 2.792%, 06/25/40 (144A) (a) (c)	456,940	38,240
CoreVest American Finance Trust 2.705%, 10/15/52 (144A)	1,147,504	1,104,488
3.880%, 03/15/52 (144A)	2,470,000	2,406,520
Crossroads Asset Trust 1.440%, 01/20/26 (144A)	1,650,000	1,564,371
DataBank Issuer 2.060%, 02/27/51 (144A)	1,950,000	1,763,611
Diamond Resorts Owner Trust 3.700%, 01/21/31 (144A)	579,167	577,770

See accompanying notes to financial statements.

BHFTI-19

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Diversified ABS Phase III LLC 4.875%, 04/28/39 (h) (i)	4,308,622	$4,179,364
FirstKey Homes Trust 2.668%, 10/19/37 (144A)	3,700,000	3,379,699
5.197%, 05/17/39 (144A)	1,320,000	1,287,717
FMC GMSR Issuer Trust 3.620%, 07/25/26 (144A) (a)	3,300,000	2,987,107
3.690%, 02/25/24	5,000,000	4,925,000
3.850%, 10/25/26 (144A) (a)	2,680,000	2,393,075
4.450%, 01/25/26 (144A) (a)	3,100,000	2,871,922
Foundation Finance Trust 3.860%, 11/15/34 (144A)	515,526	509,839
Freedom Trucking LLC 3.100%, 08/15/24	177,300	175,793
Gold Key Resorts LLC 3.220%, 03/17/31 (144A)	42,387	41,802
Goodgreen Trust 2.760%, 04/15/55 (144A)	1,170,793	1,061,760
3.260%, 10/15/53 (144A)	1,300,744	1,199,287
3.740%, 10/15/52 (144A)	268,473	255,339
5.000%, 10/20/51	1,634,736	1,491,697
HERO Funding Trust 3.080%, 09/20/42 (144A)	247,749	241,207
3.950%, 09/20/48 (144A)	918,557	891,354
4.460%, 09/20/47 (144A)	744,961	733,393
Hilton Grand Vacations Trust 2.660%, 12/26/28 (144A)	225,090	221,833
KGS-Alpha SBA COOF Trust 0.620%, 05/25/39 (144A) (a) (c)	1,804,394	23,116
0.913%, 08/25/38 (144A) (a) (c)	1,345,988	26,284
1.710%, 03/25/39 (144A) (a) (c)	1,406,412	50,857
2.667%, 04/25/40 (144A) (a) (c)	379,866	28,096
LFT CRE, Ltd. 3.274%, 1M LIBOR + 1.950%, 06/15/39 (144A) (a)	3,280,000	3,162,894
NRZ Excess Spread-Collateralized Notes 3.104%, 07/25/26 (144A)	4,582,129	4,174,686
3.228%, 05/25/26 (144A)	2,134,174	1,949,824
3.474%, 11/25/26 (144A)	2,774,793	2,583,381
3.844%, 12/25/25 (144A)	1,856,062	1,762,278
OL S.P. LLC 4.160%, 02/09/30	702,015	693,981
Oportun Funding LLC 1.210%, 03/08/28 (144A)	950,000	889,168
Oportun Issuance Trust 5.050%, 06/09/31 (144A)	3,600,000	3,573,590
Pagaya AI Debt Selection Trust 1.180%, 11/15/27 (144A)	2,362,325	2,311,813
PNMAC GMSR Issuer Trust 5.176%, SOFR30A + 4.250%, 05/25/27 (144A) (a)	2,650,000	2,645,428
PRET LLC 2.487%, 10/25/51 (144A) (a)	4,734,373	4,507,985
Progress Residential Trust 2.409%, 05/17/38 (144A)	1,960,000	1,745,841
2.425%, 07/17/38 (144A)	2,535,000	2,188,296
3.930%, 02/17/41 (144A)	3,150,000	2,775,912
5.200%, 04/17/39 (144A)	2,435,000	2,290,051

Asset-Backed - Other—(Continued)
Regional Management Issuance Trust 3.040%, 03/17/31 (144A)	2,309,000	2,032,715
Renew Financial 3.670%, 09/20/52 (144A)	338,017	315,430
Sierra Timeshare Receivables Funding LLC 1.330%, 07/20/37 (144A)	908,850	859,643
Upstart Securitization Trust 0.870%, 03/20/31 (144A)	573,590	567,530
1.890%, 03/20/31 (144A)	914,000	879,042
VM DEBT LLC 7.500%, 06/15/24	2,400,000	2,424,000
VOLT C LLC 1.992%, 05/25/51 (144A) (g)	1,367,747	1,296,961
VOLT CI LLC 1.992%, 05/25/51 (144A) (g)	1,572,139	1,492,736
VOLT LLC 2.240%, 03/27/51 (144A) (g)	1,010,567	963,391
VOLT XCII LLC 1.893%, 02/27/51 (144A) (g)	1,117,998	1,061,127
VOLT XCIII LLC 1.893%, 02/27/51 (144A) (g)	3,486,349	3,302,676
VOLT XCIV LLC 2.240%, 02/27/51 (144A) (g)	2,634,770	2,502,541
VOLT XCVII LLC 2.240%, 04/25/51 (144A) (g)	2,316,021	2,202,052
VSE VOI Mortgage LLC 3.560%, 02/20/36 (144A)	459,032	451,572

		119,695,789

Asset-Backed - Student Loan—0.1%
Academic Loan Funding Trust 2.424%, 1M LIBOR + 0.800%, 12/26/44 (144A) (a)	557,323	543,031

Total Asset-Backed Securities (Cost $170,866,359)		162,076,705

Mortgage-Backed Securities—5.7%

Collateralized Mortgage Obligations—3.3%
Ajax Mortgage Loan Trust 2.239%, 06/25/66 (144A) (j)	2,243,980	2,090,187
Banc of America Funding Trust 3.397%, 05/20/34 (a)	91,007	91,031
BVRT Financing Trust 3.084%, 11/10/22	1,148,872	1,147,510
Global Mortgage Securitization, Ltd. 1.944%, 1M LIBOR + 0.320%, 11/25/32 (144A) (a)	134,907	129,995
HarborView Mortgage Loan Trust 2.718%, 05/19/34 (a)	335,791	324,245
Headlands Residential LLC 3.875%, 11/25/24 (144A) (g)	1,323,289	1,310,611
Impac CMB Trust 2.364%, 1M LIBOR + 0.740%, 11/25/34 (a)	793,251	784,397
JPMorgan Mortgage Trust 3.091%, 08/25/34 (a)	45,852	46,309

See accompanying notes to financial statements.

BHFTI-20

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
LHOME Mortgage Trust 2.090%, 09/25/26 (144A) (a)	1,525,000	$1,461,470
MASTR Asset Securitization Trust 5.500%, 12/25/33	111,826	101,098
Merrill Lynch Mortgage Investors Trust 2.084%, 1M LIBOR + 0.460%, 04/25/29 (a)	134,950	126,173
2.124%, 1M LIBOR + 0.500%, 05/25/29 (a)	380,037	369,517
2.244%, 1M LIBOR + 0.620%, 10/25/28 (a)	177,693	169,010
2.264%, 1M LIBOR + 0.640%, 10/25/28 (a)	276,387	262,986
2.742%, 6M LIBOR + 0.680%, 01/25/29 (a)	219,618	214,418
MRA Issuance Trust 1.842%, 02/15/23 (144A)	5,100,000	4,902,972
2.000%, 04/05/23 (144A)	4,450,000	4,379,120
2.856%, 02/15/23 (144A)	5,100,000	5,108,553
Preston Ridge Partners Mortgage LLC 1.867%, 04/25/26 (144A) (g)	1,493,202	1,407,757
2.115%, 01/25/26 (144A) (a)	2,412,335	2,291,412
Seasoned Credit Risk Transfer Trust 3.250%, 11/25/61	2,595,835	2,484,635
3.500%, 07/25/58	3,214,208	3,130,768
3.500%, 10/25/58	1,343,517	1,247,426
4.000%, 11/25/57	2,780,192	2,783,262
Sequoia Mortgage Trust 2.195%, 1M LIBOR + 0.600%, 12/20/34 (a)	523,655	480,020
2.235%, 1M LIBOR + 0.640%, 01/20/34 (a)	275,445	265,291
2.255%, 1M LIBOR + 0.660%, 07/20/33 (a)	322,797	305,881
2.275%, 1M LIBOR + 0.680%, 10/20/34 (a)	510,209	470,259
2.355%, 1M LIBOR + 0.760%, 04/20/33 (a)	252,649	236,632
Structured Asset Mortgage Investments Trust 2.495%, 1M LIBOR + 0.900%, 05/19/33 (a)	471,963	446,199
Structured Asset Mortgage Investments Trust II 2.295%, 1M LIBOR + 0.700%, 01/19/34 (a)	547,192	527,253
2.295%, 1M LIBOR + 0.700%, 03/19/34 (a)	513,193	480,482
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 3.033%, 11/25/33 (a)	127,167	126,347
Thornburg Mortgage Securities Trust 1.944%, 12/25/44 (a)	305,156	290,560
2.182%, 04/25/45 (a)	539,242	521,598
2.264%, 1M LIBOR + 0.640%, 09/25/43 (a)	243,853	235,498
Toorak Mortgage Corp. 3.721%, 09/25/22 (g)	519,236	516,753
Towd Point Mortgage Trust 2.918%, 11/30/60 (144A) (a)	4,581,758	4,174,083
VM Master Issuer LLC 5.163%, 05/24/25 (144A) (a)	2,900,000	2,762,250

		48,203,968

Commercial Mortgage-Backed Securities—2.4%
BAMLL Commercial Mortgage Securities Trust 4.354%, 08/15/46 (144A) (a)	1,200,000	997,655
BB-UBS Trust 3.430%, 11/05/36 (144A)	2,950,000	2,837,995
Citigroup Commercial Mortgage Trust 2.717%, 02/15/53	4,330,000	3,855,444

Commercial Mortgage-Backed Securities—(Continued)
Commercial Mortgage Trust 0.213%, 07/10/45 (144A) (a) (c)	114,559,658	226,943
2.896%, 02/10/37 (144A)	3,050,000	2,887,643
3.942%, 04/10/33 (144A) (a)	1,450,000	1,366,253
Credit Suisse Mortgage Capital Certificates 4.373%, 09/15/37 (144A)	1,000,000	839,443
Freddie Mac Multifamily Structured Credit Risk 2.726%, SOFR30A + 1.800%, 07/25/41 (144A) (a)	1,576,614	1,422,727
5.176%, SOFR30A + 4.250%, 05/25/52 (144A) (a)	1,400,000	1,397,243
Independence Plaza Trust 3.763%, 07/10/35 (144A)	2,935,000	2,849,125
Ladder Capital Commercial Mortgage Trust 3.985%, 02/15/36 (144A)	768,000	733,603
MRCD Mortgage Trust 2.718%, 12/15/36 (144A)	1,997,000	1,821,404
RBS Commercial Funding, Inc. Trust 3.260%, 03/11/31 (144A)	531,000	522,621
RR Trust
Zero Coupon, 04/26/48 (144A) (b)	8,830,000	7,640,023
SLG Office Trust 2.585%, 07/15/41 (144A)	3,090,000	2,621,012
Wells Fargo Commercial Mortgage Trust 2.474%, 1M LIBOR + 1.150%, 02/15/40 (144A) (a)	1,545,337	1,487,671
WF-RBS Commercial Mortgage Trust 4.371%, 03/15/45 (144A) (a)	300,000	289,287

		33,796,092

Total Mortgage-Backed Securities (Cost $85,777,840)		82,000,060

Foreign Government—0.5%

Sovereign—0.5%
Chile Government International Bond 2.550%, 01/27/32	394,000	334,491
Israel Government AID Bond
Zero Coupon, 08/15/25	2,500,000	2,234,798
Mexico Government International Bonds 2.659%, 05/24/31	848,000	697,886
3.500%, 02/12/34	577,000	476,596
3.771%, 05/24/61	625,000	404,758
4.125%, 01/21/26	189,000	188,954
4.350%, 01/15/47	228,000	173,741
4.600%, 01/23/46	959,000	766,821
4.600%, 02/10/48	200,000	158,096
5.750%, 10/12/10	500,000	419,356
Panama Government International Bond 4.500%, 04/16/50	350,000	284,809
Republic of South Africa Government Bond 5.875%, 09/16/25	384,000	380,160
Saudi Government International Bond 2.250%, 02/02/33 (144A)	490,000	407,190

Total Foreign Government (Cost $8,177,355)		6,927,656

See accompanying notes to financial statements.

BHFTI-21

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Short-Term Investment—3.2%

Security Description	Principal Amount*	Value

Repurchase Agreement—3.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/22 at 0.350%, due on 07/01/22 with a maturity value of $45,870,562; collateralized by U.S. Treasury Note at 3.000%, maturing 06/30/24, with a market value of $46,787,558.	45,870,116	$45,870,116

Total Short-Term Investments (Cost $45,870,116)		45,870,116

Securities Lending Reinvestments (j)—4.5%

Certificates of Deposit—1.1%
Bank of Montreal 1.900%, FEDEFF PRV + 0.320%, 10/04/22 (a)	2,000,000	2,000,000
Bank of Nova Scotia 1.960%, FEDEFF PRV + 0.380%, 01/06/23 (a)	1,000,000	1,000,154
Cooperatieve Rabobank UA 2.080%, SOFR + 0.570%, 09/19/22 (a)	1,000,000	1,000,000
Credit Agricole S.A. 1.950%, FEDEFF PRV + 0.370%, 11/18/22 (a)	1,000,000	999,998
Goldman Sachs Bank USA 1.710%, SOFR + 0.190%, 09/02/22 (a)	2,000,000	1,999,572
Nordea Bank Abp (NY) 1.960%, SOFR + 0.450%, 08/30/22 (a)	1,000,000	1,000,184
Norinchukin Bank 1.790%, SOFR + 0.280%, 08/16/22 (a)	1,000,000	999,935
Oversea-Chinese Banking Corp., Ltd. 1.960%, SOFR + 0.440%, 09/26/22 (a)	1,000,000	1,000,243
Royal Bank of Canada 1.760%, SOFR + 0.250%, 01/11/23 (a)	2,000,000	1,997,756
Standard Chartered Bank (NY) 1.700%, SOFR + 0.190%, 08/25/22 (a)	1,000,000	999,672
Sumitomo Mitsui Banking Corp. 1.960%, SOFR + 0.450%, 09/06/22 (a)	1,000,000	1,000,163
Toronto-Dominion Bank (The) 1.770%, SOFR + 0.250%, 02/09/23 (a)	1,000,000	1,001,011
2.070%, FEDEFF PRV + 0.490%, 12/23/22 (a)	1,000,000	1,000,630

		15,999,318

Commercial Paper—0.3%
DNB Bank ASA 2.070%, SOFR + 0.550%, 09/07/22 (a)	1,000,000	1,000,382
Macquarie Bank Ltd. 1.750%, SOFR + 0.230%, 08/04/22 (a)	1,000,000	999,981
1.960%, SOFR + 0.440%, 11/16/22 (a)	1,000,000	1,000,307
UBS AG 2.090%, SOFR + 0.570%, 03/23/23 (a)	2,000,000	2,000,000

		5,000,670

Repurchase Agreements—2.2%
Cantor Fitzgerald & Co. Repurchase Agreement dated 06/30/22 at 1.550%, due on 07/01/22 with a maturity value of $2,000,086; collateralized by U.S. Government Agency Obligations with rates ranging from 0.295% - 8.000%, maturity dates ranging from 09/15/22 - 02/20/72, and an aggregate market value of $2,040,000.	2,000,000	2,000,000
National Bank Financial, Inc. Repurchase Agreement dated 06/30/22 at 1.570%, due on 07/01/22 with a maturity value of $2,200,096; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.375%, maturity dates ranging from 09/22/22 - 11/15/48, and an aggregate market value of $2,247,087.	2,200,000	2,200,000
National Bank of Canada Repurchase Agreement dated 06/30/22 at 1.570%, due on 07/07/22 with a maturity value of $2,000,611; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.375%, maturity dates ranging from 07/31/22 - 08/15/51, and an aggregate market value of $2,042,806.	2,000,000	2,000,000
Repurchase Agreement dated 06/30/22 at 1.700%, due on 07/07/22 with a maturity value of $7,602,512; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.000%, maturity dates ranging from 11/03/22 - 02/15/51, and various Common Stock with an aggregate market value of $8,381,333.	7,600,000	7,600,000
Natwest Markets Securities, Inc. Repurchase Agreement dated 06/30/22 at 1.480%, due on 07/01/22 with a maturity value of $9,552,338; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 07/05/22 - 11/15/49, and an aggregate market value of $9,743,385.	9,551,945	9,551,945
NBC Global Finance, Ltd. Repurchase Agreement dated 06/30/22 at 1.735%, due on 07/07/22 with a maturity value of $1,000,337; collateralized by various Common Stock with an aggregate market value of $1,111,781.	1,000,000	1,000,000
Societe Generale Repurchase Agreement dated 06/30/22 at 1.500%, due on 07/01/22 with a maturity value of $1,000,042; collateralized by U.S. Treasury Obligations with rates ranging from 0.375% - 3.000%, maturity dates ranging from 10/31/22 - 08/15/48, and an aggregate market value of $1,020,383.	1,000,000	1,000,000
Repurchase Agreement dated 06/30/22 at 1.500%, due on 07/01/22 with a maturity value of $300,013; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 01/31/23 - 02/15/32, and an aggregate market value of $306,115.	300,000	300,000
Repurchase Agreement dated 06/30/22 at 1.600%, due on 07/01/22 with a maturity value of $1,000,044; collateralized by various Common Stock with an aggregate market value of $1,111,372.	1,000,000	1,000,000
Repurchase Agreement dated 06/30/22 at 1.620%, due on 07/01/22 with a maturity value of $700,032; collateralized by various Common Stock with an aggregate market value of $777,961.	700,000	700,000

See accompanying notes to financial statements.

BHFTI-22

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Securities Lending Reinvestments (j)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 06/30/22 at 1.660%, due on 07/01/22 with a maturity value of $1,000,046; collateralized by various Common Stock with an aggregate market value of $1,111,826.	1,000,000	$1,000,000
Repurchase Agreement dated 06/30/22 at 1.670%, due on 07/07/22 with a maturity value of $1,700,552; collateralized by various Common Stock with an aggregate market value of $1,890,104.	1,700,000	1,700,000
TD Prime Services LLC Repurchase Agreement dated 06/30/22 at 1.650%, due on 07/01/22 with a maturity value of $1,000,046; collateralized by various Common Stock with an aggregate market value of $1,104,763.	1,000,000	1,000,000

		31,051,945

Time Deposits—0.2%
Credit Agricole Corp. & Investment Bank (NY) 1.560%, 07/01/22	1,000,000	1,000,000
First Abu Dhabi Bank USA NV 1.570%, 07/01/22	2,000,000	2,000,000

		3,000,000

Mutual Funds—0.7%
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.380% (k)	5,000,000	5,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 1.390% (k)	5,000,000	5,000,000

		10,000,000

Total Securities Lending Reinvestments (Cost $65,051,945)		65,051,933

Total Investments— 107.3% (Cost $1,649,997,024)		1,533,126,934
Other assets and liabilities (net) — (7.3)%		(103,973,724)

Net Assets— 100.0%		$1,429,153,210

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2022, the market value of restricted securities was $691,609 which is less than 0.05% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Variable or floating rate security. The stated rate represents the rate at June 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	Principal only security.
(c)	Interest only security.
(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(e)	All or a portion of the security was held on loan. As of June 30, 2022, the market value of securities loaned was $74,879,330 and the collateral received consisted of cash in the amount of $65,051,945 and non-cash collateral with a value of $11,644,370. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(f)	Principal amount of security is adjusted for inflation.
(g)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(h)	Security was valued in good faith under procedures approved by the Board of Trustees. As of June 30, 2022, these securities represent 0.3% of net assets.
(i)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(j)	Represents investment of cash collateral received from securities on loan as of June 30, 2022.
(k)	The rate shown represents the annualized seven-day yield as of June 30, 2022.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2022, the market value of 144A securities was $317,877,992, which is 22.2% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Commonwealth Bank of Australia, 3.305%, 03/11/41	09/27/21	$355,000	$369,157	$268,895
Credit Agricole S.A., 2.811%, 01/11/41	01/05/21	410,000	410,000	283,017
Guardian Life Insurance Co. of America (The), 4.850%, 01/24/77	01/17/17	156,000	154,521	139,697

				$691,609

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate
(SOFR30A)—	Secured Overnight Financing Rate 30-Day Average

See accompanying notes to financial statements.

BHFTI-23

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Glossary of Abbreviations—(Continued)

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(ACES)—	Alternative Credit Enhancement Securities
(CMO)—	Collateralized Mortgage Obligation
(DAC)—	Designated Activity Company
(ICE)—	Intercontinental Exchange, Inc.
(REMIC)—	Real Estate Mortgage Investment Conduit
(STACR)—	Structured Agency Credit Risk

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$764,119,984	$—	$764,119,984
Total Corporate Bonds & Notes*	—	407,080,480	—	407,080,480
Asset-Backed Securities
Asset-Backed - Automobile	—	37,084,535	—	37,084,535
Asset-Backed - Credit Card	—	4,753,350	—	4,753,350
Asset-Backed - Other	—	115,516,425	4,179,364	119,695,789
Asset-Backed - Student Loan	—	543,031	—	543,031
Total Asset-Backed Securities	—	157,897,341	4,179,364	162,076,705
Total Mortgage-Backed Securities*	—	82,000,060	—	82,000,060
Total Foreign Government*	—	6,927,656	—	6,927,656
Total Short-Term Investment*	—	45,870,116	—	45,870,116
Securities Lending Reinvestments
Certificates of Deposit	—	15,999,318	—	15,999,318
Commercial Paper	—	5,000,670	—	5,000,670
Repurchase Agreements	—	31,051,945	—	31,051,945
Time Deposits	—	3,000,000	—	3,000,000
Mutual Funds	10,000,000	—	—	10,000,000
Total Securities Lending Reinvestments	10,000,000	55,051,933	—	65,051,933
Total Investments	$10,000,000	$1,518,947,570	$4,179,364	$1,533,126,934

Collateral for Securities Loaned (Liability)	$—	$(65,051,945)	$—	$(65,051,945)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for six months ended June 30, 2022 is not presented.

See accompanying notes to financial statements.

BHFTI-24

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets
Investments at value (a) (b)	$1,533,126,934
Cash	165,507
Receivable for:
Investments sold	2,024,169
Fund shares sold	25,536
Interest	7,167,866

Total Assets	1,542,510,012
Liabilities
Collateral for securities loaned	65,051,945
Payables for:
Investments purchased	674,874
TBA securities purchased	45,752,569
Fund shares redeemed	838,523
Accrued Expenses:
Management fees	484,567
Distribution and service fees	91,319
Deferred trustees’ fees	167,433
Other expenses	295,572

Total Liabilities	113,356,802

Net Assets	$1,429,153,210

Net Assets Consist of:
Paid in surplus	$1,604,279,565
Distributable earnings (Accumulated losses)	(175,126,355)

Net Assets	$1,429,153,210

Net Assets
Class A	$988,488,295
Class B	440,664,915
Capital Shares Outstanding*
Class A	108,402,136
Class B	48,347,491
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$9.12
Class B	9.11

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,649,997,024.
(b)	Includes securities loaned at value of $74,879,330.

Statement of Operations

Six Months Ended June 30, 2022 (Unaudited)

Investment Income
Interest (a)	$20,289,290
Securities lending income	68,183

Total investment income	20,357,473
Expenses
Management fees	4,062,948
Administration fees	34,045
Custodian and accounting fees	94,439
Distribution and service fees—Class B	597,838
Audit and tax services	44,773
Legal	20,427
Shareholder reporting	16,246
Insurance	5,639
Miscellaneous (b)	5,885

Total expenses	4,882,240
Less management fee waiver	(1,034,205)

Net expenses	3,848,035

Net Investment Income	16,509,438

Net Realized and Unrealized Gain (Loss)
Net realized loss on investments	(9,252,374)
Net change in unrealized depreciation on investments	(160,529,824)

Net realized and unrealized gain (loss)	(169,782,198)

Net Increase (Decrease) in Net Assets From Operations	$(153,272,760)

(a)	Net of foreign withholding taxes of $1,095.
(b)	Includes $19,894 in Trustees’ fees and expenses and $21,639 in deferred Trustee compensation losses.

See accompanying notes to financial statements.

BHFTI-25

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$16,509,438	$31,346,659
Net realized gain (loss)	(9,252,374)	11,180,637
Net change in unrealized appreciation (depreciation)	(160,529,824)	(61,804,345)

Increase (decrease) in net assets from operations	(153,272,760)	(19,277,049)

From Distributions to Shareholders
Class A	(27,437,186)	(27,600,955)
Class B	(10,988,036)	(12,249,635)

Total distributions	(38,425,222)	(39,850,590)

Increase (decrease) in net assets from capital share transactions	8,515,355	104,012,741

Total increase (decrease) in net assets	(183,182,627)	44,885,102

Net Assets
Beginning of period	1,612,335,837	1,567,450,735

End of period	$1,429,153,210	$1,612,335,837

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Value	Shares	Value
Class A
Sales	9,393,592	$88,209,693	6,378,564	$68,106,711
Reinvestments	3,045,193	27,437,186	2,666,759	27,600,955
Redemptions	(8,121,982)	(78,969,795)	(3,018,096)	(31,542,857)

Net increase (decrease)	4,316,803	$36,677,084	6,027,227	$64,164,809

Class B
Sales	928,542	$9,123,166	7,024,370	$74,032,102
Reinvestments	1,220,893	10,988,036	1,184,684	12,249,635
Redemptions	(4,978,978)	(48,272,931)	(4,434,739)	(46,433,805)

Net increase (decrease)	(2,829,543)	$(28,161,729)	3,774,315	$39,847,932

Increase (decrease) derived from capital shares transactions		$8,515,355		$104,012,741

See accompanying notes to financial statements.

BHFTI-26

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$10.39		$10.78	$10.36	$10.02	$10.30	$10.22

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.11		0.21	0.25	0.27	0.26	0.24
Net realized and unrealized gain (loss)	(1.12)		(0.33)	0.57	0.57	(0.24)	0.12

Total income (loss) from investment operations	(1.01)		(0.12)	0.82	0.84	0.02	0.36

Less Distributions
Distributions from net investment income	(0.26)		(0.27)	(0.40)	(0.50)	(0.30)	(0.28)

Total distributions	(0.26)		(0.27)	(0.40)	(0.50)	(0.30)	(0.28)

Net Asset Value, End of Period	$9.12		$10.39	$10.78	$10.36	$10.02	$10.30

Total Return (%) (b)	(9.71	)(c)	(1.24)	8.16	8.50	0.28	3.56

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.58	(d)	0.58	0.58	0.58	0.58	0.58
Net ratio of expenses to average net assets (%) (e)	0.44	(d)	0.44	0.44	0.44	0.44	0.44
Ratio of net investment income (loss) to average net assets (%)	2.32	(d)	2.01	2.36	2.67	2.62	2.34
Portfolio turnover rate (%)	34	(c) (f)	53 (f)	46 (f)	30	24	23
Net assets, end of period (in millions)	$988.5		$1,081.7	$1,057.3	$1,082.2	$1,771.1	$1,926.3

	Class B
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$10.37		$10.76	$10.34	$10.00	$10.28	$10.20

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.10		0.18	0.22	0.25	0.24	0.21
Net realized and unrealized gain (loss)	(1.13)		(0.33)	0.58	0.56	(0.24)	0.13

Total income (loss) from investment operations	(1.03)		(0.15)	0.80	0.81	0.00	0.34

Less Distributions
Distributions from net investment income	(0.23)		(0.24)	(0.38)	(0.47)	(0.28)	(0.26)

Total distributions	(0.23)		(0.24)	(0.38)	(0.47)	(0.28)	(0.26)

Net Asset Value, End of Period	$9.11		$10.37	$10.76	$10.34	$10.00	$10.28

Total Return (%) (b)	(9.81	)(c)	(1.46)	7.89	8.21	0.02	3.31

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.83	(d)	0.83	0.83	0.83	0.83	0.83
Net ratio of expenses to average net assets (%) (e)	0.69	(d)	0.69	0.69	0.69	0.69	0.69
Ratio of net investment income (loss) to average net assets (%)	2.06	(d)	1.76	2.11	2.42	2.37	2.09
Portfolio turnover rate (%)	34	(c) (f)	53 (f)	46 (f)	30	24	23
Net assets, end of period (in millions)	$440.7		$530.7	$510.2	$449.7	$434.7	$484.2

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
(f)	Includes mortgage dollar roll and TBA transactions; excluding these transactions the portfolio turnover rates would have been 20%, 27% and 25% for the six months ended June 30, 2022 and for the years ended December 31, 2021 and 2020, respectively.

See accompanying notes to financial statements.

BHFTI-27

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Notes to Financial Statements—June 30, 2022 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-four series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is JPMorgan Core Bond Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A and B shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2022 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946- Financial Services- Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from third-party pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage- and asset-backed securities are generally valued based upon evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to the authorization of and subject to general oversight by the Board. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded

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solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued in reference to similar instruments traded on active markets are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

In December 2020, the Securities and Exchange Commission adopted Rule 2a-5, Good Faith Determinations of Fair Value, under the 1940 Act, which is intended to address valuation practices and the role of the board of directors with respect to the fair value of the investments of a registered investment company. Among other things, Rule 2a-5 will permit the Portfolio’s Board to designate the Portfolio’s primary investment adviser to perform the Portfolio’s fair value determinations, which will be subject to the Board’s oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the investment adviser’s fair value determinations. Compliance with Rule 2a-5 will be required beginning in September 2022. The Portfolio’s valuation policies and related practices may be impacted as the Portfolio comes into compliance with Rule 2a-5.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

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Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed. As of June 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure.

Stripped Securities - The Portfolio may invest in “stripped securities,” a term used collectively for certain structured fixed income securities. Stripped securities can be principal only securities (“POs”), which are debt obligations that have been stripped of unmatured interest coupons or interest only securities (“IOs”), which are unmatured interest coupons that have been stripped from debt obligations. Stripped securities do not make periodic payments of interest prior to maturity. As is the case with all securities, the market value of stripped securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in stripped securities than for debt obligations of comparable maturities that currently pay interest. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Portfolio may not fully recoup the initial investment in IOs.

Collateralized Obligations - The Portfolio may invest in collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), other collateralized debt obligations (“CDOs”), and other similarly structured securities. CDOs, CBOs and CLOs are types of asset-backed securities. A CBO is a trust that is backed by a diversified pool of high risk, below investment grade fixed-income securities. The collateral can be from many types of fixed-income securities such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically collateralized by a pool of loans that may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties.

For CDOs, CBOs and CLOs, the cash flow from the trust is split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is typically the “equity” or “first loss” tranche, which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Senior tranches are paid from the cash flows from the underlying assets before the junior tranches and equity tranches. Losses are first borne by the equity tranches, next by the junior tranches, and finally by the senior tranches. The risks of an investment in a CBO, CLO or other CDO depend largely on the quality and type of the collateral securities and the class of the instrument in which a Portfolio invests. If some debt instruments go into default and the cash collected by the CBO, CLO or CDO is insufficient to pay all of its investors, those in the lowest, most junior tranches suffer losses first. Since they are partially protected from defaults, senior tranches typically have higher ratings and lower potential yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, more senior tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class.

Mortgage-Related and Other Asset-Backed Securities - The Portfolio may invest in mortgage-related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by or payable from, mortgage loans on real property or other receivables. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

In one type of SMBS, one class receives all of the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security until maturity. These adjustments are netted against payments received for the IOs and the net amount is included in interest income on the Statement of Operations of the Portfolio. Payments received for POs are

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treated as reductions to the cost and par value of the securities. Details of mortgage-related and other asset-backed securities held by the Portfolio are included in the Portfolio’s Schedule of Investments.

The Portfolio may invest a significant portion of its assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

Mortgage Dollar Rolls - The Portfolio may enter into mortgage “dollar rolls” in which a Portfolio sells to-be-announced (“TBA”) mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. For the duration of the transaction, or roll period, the Portfolio foregoes principal (including prepayments of principal) and interest paid on the securities sold. Dollar rolls are accounted for as purchase and sale transactions; gain or loss is recognized at the commencement of the term of the dollar roll and each time the mortgage-backed security is rolled.

Mortgage dollar roll transactions involve the risk that the market value of the securities that the Portfolio is required to repurchase or reacquire may be less than the agreed-upon repurchase price of those securities and that the investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation, and gain or loss that would have been realized on the securities transferred or sold, as applicable, as part of the treasury or mortgage dollar roll.

TBA Purchase and Forward Sale Commitments - The Portfolio may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to the settlement date, which is in addition to the risk of decline in the value of the Portfolio’s other assets. TBA forward sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation and Fair Value Measurements”.

When-Issued and Delayed-Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed-delivery basis. Settlement of such transactions will occur beyond the customary settlement period. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Upon making a commitment to purchase a security on a when-issued or delayed-delivery basis, the Portfolio will hold liquid assets in a segregated account with the Portfolio’s Custodian, or set aside liquid assets in the Portfolio’s records, worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2022, the Portfolio had direct investments in repurchase agreements with a gross value of $45,870,116. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $31,051,945. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2022.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur, any interest earned, and any dividends declared during the term of the loan, would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio generally receives cash, U.S. Government securities, letters of credit, or other collateral deemed appropriate by the Adviser. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of

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the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, including repurchase agreements with respect to equity securities, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. The value of the securities on loan may change each business day. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2022 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2022 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2022.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.

	Remaining Contractual Maturity of the Agreements As of June 30, 2022
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Corporate Bonds & Notes	$(12,128,385)	$—	$—	$—	$(12,128,385)
U.S. Treasury & Government Agencies	(52,923,560)	—	—	—	(52,923,560)
Total Borrowings	$(65,051,945)	$—	$—	$—	$(65,051,945)
Gross amount of recognized liabilities for securities lending transactions					$(65,051,945)

3. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the COVID-19 pandemic. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The COVID-19 pandemic has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this pandemic, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. At this time, it is still not possible to estimate the severity or duration of the COVID-19 pandemic, including the severity, duration and frequency of any additional “waves” or emerging variants of COVID-19. It is also still not possible to estimate the duration or frequency of the utilization of any therapeutic treatments and vaccines for COVID-19 or variants thereof. It is likewise still not possible to predict or estimate the longer-term effects of the COVID-19 pandemic, or any actions taken to contain or address the pandemic, on the Portfolios, the financial markets, and economy at large. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of

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securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

In late February 2022, Russian military forces invaded Ukraine, significantly amplifying already existing geopolitical tensions among Russia, Ukraine, Europe, NATO, and the West. Russia’s invasion, the responses of countries and political bodies to Russia’s actions, and the potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities such as oil and natural gas. Following Russia’s actions, various countries, including the U.S., Canada, the United Kingdom, Germany, and France, as well as the European Union, issued broad-ranging economic sanctions against Russia. Sanctions threatened or imposed by these jurisdictions, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or the Portfolio. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Portfolio. Sanctions, or the threat of new or modified sanctions, could impair the ability of the Portfolio to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Portfolio, even if the Portfolio does not have direct exposure to securities of Russian issuers.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Master Securities Forward Transaction Agreements (“MSFTA”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as TBA securities and delayed-delivery or secured borrowings transactions by and between the Portfolio and select counterparties. The MSFTA maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, which is the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In 2017, the UK Financial Conduct Authority (FCA) announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. dollar LIBOR and the Sterling Overnight Interbank Average Rate for GBP LIBOR). Various financial industry groups have been planning for the transition away from LIBOR and markets are developing in response to these new rates, but there are concerns around liquidity of the new rates and obstacles to converting certain securities and transactions to new rates. Neither the effect of the transition process nor its ultimate success can yet be known. The transition away from and eventual elimination of LIBOR may adversely affect the interest rates on, and liquidity and value of, certain assets and liabilities of the Portfolio that are tied to LIBOR. These may include bank loans, floating rate securities, structured securities

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(including asset-backed and mortgage-backed securities), other debt securities, derivatives, and financing transactions tied to LIBOR, particularly insofar as the documentation governing such instruments does not include “fall back” provisions addressing the transition from LIBOR. The effect of any changes to, or discontinuation of, LIBOR on the Portfolio will vary depending on, among other things (1) existing fallback or termination provisions in individual contracts and (2) the extent to which industry participants adopt new reference rates and fallbacks for both legacy and new products and instruments. The Subadviser may have discretion to determine a successor or substitute reference rate, including any price or other adjustments to account for differences between the successor or substitute reference rate and previous rate. Such successor or substitute reference rate and any adjustments selected may negatively impact the Portfolio’s investments, performance or financial condition, and may expose the Portfolio to additional tax, accounting and regulatory risks. The transition away from LIBOR may affect the value, liquidity or return on certain Portfolio investments and may result in costs incurred in connection with closing out positions and entering into new trades, adversely impacting the Portfolio’s overall financial condition or results of operations. It is difficult to predict the full impact of the transition away from LIBOR and the adoption of alternative reference rates on the Portfolio.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, including mortgage dollar roll and TBA transactions but excluding short-term securities, for the six months ended June 30, 2022 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$438,115,966	$65,330,296	$378,062,552	$121,622,535

Purchases and sales of mortgage dollar rolls and TBA transactions for the six months ended June 30, 2022 were as follows:

Purchases	Sales
$216,667,837	$207,770,453

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the annual rate of 0.550% of average daily net assets. Fees earned by Brighthouse Investment Advisers with respect to the Portfolio for the six months ended June 30, 2022 were $4,062,948.

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. J.P. Morgan Investment Management, Inc. is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, the Adviser has agreed, for the period April 29, 2022 to April 30, 2023, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.140%	ALL

An identical agreement was in place for the period April 30, 2021 to April 29, 2022. Amounts waived for the six months ended June 30, 2022 are shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and

BHFTI-34

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2022 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. During the six months ended June 30, 2022, deferred compensation losses exceeded accrued Trustees’ fees and expenses. As such, changes in the value of participants’ deferral accounts in excess of the Trustees’ fees and expenses are reflected as a component of Miscellaneous expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

7. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2022 was as follows:

Cost basis of investments	$1,650,251,438

Gross unrealized appreciation	7,795,994
Gross unrealized (depreciation)	(124,920,498)

Net unrealized appreciation (depreciation)	$(117,124,504)

The tax character of distributions paid for the years ended December 31, 2021 and 2020 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2021	2020	2021	2020	2021	2020
$39,850,590	$52,800,423	$—	$—	$39,850,590	$52,800,423

As of December 31, 2021, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation (Depreciation)	Accumulated Capital Losses	Total
$38,039,406	$—	$38,512,471	$(59,790,369)	$16,761,508

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2021, the Portfolio had accumulated short-term capital losses of $1,420,943 and accumulated long-term capital losses of $58,369,426.

During the year ended December 31, 2021, the Portfolio utilized accumulated long-term capital losses of $4,954,120.

BHFTI-35

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

8. Recent Accounting Pronouncement

In January 2021, the FASB issued Accounting Standards Update No. 2021-01 (“ASU 2021-01”), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, as regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective through December 31, 2022, for all entities. The expedients and exceptions provided by the amendments do not apply to contract modifications and hedging relationships entered into or evaluated after December 31, 2022, except for hedging transactions as of December 31, 2022, that an entity has elected certain optional expedients for and that are retained through the end of the hedging relationship. Management expects that the adoption of the guidance will not have a material impact on the Portfolio’s financial statements.

BHFTI-36

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

For the period April 1, 2021 through March 31, 2022, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-37

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Managed By J.P. Morgan Investment Management Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2022, the Class B shares of the JPMorgan Global Active Allocation Portfolio returned -16.84%. The Portfolio’s benchmark, the Dow Jones Moderate Portfolio Index¹, returned -15.76%.

MARKET ENVIRONMENT / CONDITIONS

After a tough start to the year for risk assets, global equities continued to face selling pressure in the second quarter of 2022, as the MSCI World Index traded -8.3% lower in local currency terms over the quarter. The period started with heightened volatility, driven by expectations for less accommodative U.S. monetary policy, uncertainty over the war in Ukraine and rising COVID-19 infections in China. Inflation has been creeping higher, driven mainly by the services sector, while in May, economic data was mixed. As such, U.S. housing data disappointed in the midst of rising mortgage rates, but the U.S. manufacturing sector remained solid. Central bank rhetoric was still a key factor driving markets in June. Expectations of inflation having peaked and hopes for a less hawkish Federal Reserve (the “Fed”), were met with solid U.S. jobs market data in which average hourly earnings rose, while the weekly number of new jobs added, surprised on the upside. Similarly, U.S. inflation for May beat expectations. Major central banks, with the exception of the Bank of Japan, either hiked interest rates or delivered surprisingly hawkish rhetoric in June. Evidence of this was the Fed, which hiked U.S. interest rates by 0.75%, which was the largest hike since 1994.

Global equity markets declined -20.3% year to date according to the MSCI World Index. High inflation, tightening monetary policy and fears of weaker growth all continued to weigh on investor sentiment over the period. Economic releases were weaker in June, as headline manufacturing figures in the U.S. and Europe, where price pressures and policy tightening have been most pronounced, saw the biggest declines.

At the end of June, the 10-year U.S. Treasury yield stood at 2.98%, down 0.13% from the end of May. According to the Bloomberg U.S. Treasury Bellwether, 10-year bond prices were down 1.0%, while the same index for the 30-year U.S. Treasury was down 1.6%. The 30-year U.S. Treasury rose to 3.14 % by the end of the month, 0.07% above where it was at the end of May. Overall, U.S. fixed income markets were down -10.3% year to date according to the Bloomberg U.S. Aggregate Bond Index.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The foundation of the Portfolio is a diversified, growth-oriented asset allocation that reduces exposure to extreme market events, specifically those associated with significant sustained drawdowns. The Portfolio’s current long-term Strategic Asset Allocation has exposure of 50% to global equities, 26% to investment-grade fixed income, 20% to convertible debt securities, and 4% to emerging market debt. The strategy seeks to generate consistent capital appreciation over time while mitigating against volatility through asset allocation, both strategic and tactical, as well as through employing a de-risking framework, Systematic Exposure Management (“SEM”). SEM aims to reduce the Portfolio’s exposure to asset classes exhibiting negative returns or elevated volatility. Portfolio allocations are not only adjusted based on SEM but also on our tactical asset allocation views. These tactical asset allocation views are informed by quantitative and qualitative inputs, seek to improve upon the Strategic Asset Allocation, and aim to add additional returns within the Portfolio. As a final element to the Portfolio’s construction, an extended-duration exposure is achieved through a 10-year interest rate swap. This extended-duration profile seeks to provide further balancing of Portfolio risk and additional diversification benefits.

The Portfolio began the year with SEM, suggesting de-risking in emerging markets equity. By June 30th, SEM was suggesting de-risking in all asset classes.

During the reporting period, the Portfolio underperformed the benchmark. SEM had no material impact on performance over the period. The duration overlay detracted from performance, and the risk management framework contributed. Asset allocation contributed and security selection detracted.

During the period, the Portfolio utilized equity futures, Treasury futures, and foreign fixed income futures for hedging and investment purposes. The Portfolio also utilized interest rate swaps and currency forwards solely for hedging purposes. All derivatives acted as the Portfolio managers expected over the period.

BHFTI-1

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Managed By J.P. Morgan Investment Management Inc.

Portfolio Manager Commentary*—(Continued)

As of the end of June 2022, the Portfolio was underweight equities overall. The Portfolio was underweight U.S. Equities, split across large cap and small cap. The Portfolio was also underweight Europe, U.K., Japan, and emerging markets equites. Additionally, the Portfolio was underweight fixed income, though it was overweight U.S. government bonds and high yield credit.

Michael Feser

Jeffrey Geller

Grace Koo

Jonathan Cummings

Matthew Cummings

Portfolio Managers

J.P. Morgan Investment Management Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The Dow Jones Moderate Portfolio Index is a member of the Dow Jones Relative Risk Index Series and is designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent an investor’s desired risk profile. The Dow Jones Moderate Portfolio Index level is set to 60% of the Dow Jones Global Stock CMAC Index’s downside risk over the past 36 months.

BHFTI-2

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

A $10,000 INVESTMENT COMPARED TO THE DOW JONES MODERATE PORTFOLIO INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2022

	6 Month	1 Year	5 Year	10 Year
JPMorgan Global Active Allocation Portfolio
Class B	-16.84	-13.98	3.73	5.44
Dow Jones Moderate Portfolio Index	-15.76	-14.07	4.54	6.19

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2022

Top Equity Sectors

% of Net Assets
Financials	8.6
Information Technology	7.1
Health Care	7.0
Industrials	5.6
Consumer Discretionary	5.5

Top Fixed Income Sectors

% of Net Assets
Convertible Bonds	17.2
U.S. Treasury & Government Agencies	11.5
Corporate Bonds & Notes	4.3
Asset-Backed Securities	1.7
Mortgage-Backed Securities	0.6

Top Equity Holdings

% of Net Assets
Microsoft Corp.	1.3
Amazon.com, Inc.	1.0
Danaher Corp.	0.9
Bank of America Corp.	0.9
LVMH Moet Hennessy Louis Vuitton SE	0.8

Top Fixed Income Issuers

% of Net Assets
U.S. Treasury Notes	4.6
U.S. Treasury Bonds	1.8
Barclays Bank plc	1.4
Societe Generale	1.2
Palo Alto Networks, Inc.	1.2

BHFTI-3

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2022 through June 30, 2022.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

JPMorgan Global Active Allocation Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period** January 1, 2022 to June 30, 2022
Class B (a)	Actual	0.96%	$1,000.00	$831.60	$4.36
	Hypothetical*	0.96%	$1,000.00	$1,020.03	$4.81

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 7 of the Notes to Consolidated Financial Statements.

BHFTI-4

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—41.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.7%
Airbus SE	45,129	$4,431,117
General Dynamics Corp.	3,245	717,957
Northrop Grumman Corp.	1,674	801,126
Raytheon Technologies Corp.	12,719	1,222,423
Safran S.A.	44,368	4,438,454

		11,611,077

Air Freight & Logistics—0.2%
Deutsche Post AG	66,211	2,480,618
FedEx Corp.	3,948	895,051

		3,375,669

Airlines—0.1%
Delta Air Lines, Inc. (a)	11,015	319,105
Southwest Airlines Co. (a)	40,817	1,474,310

		1,793,415

Auto Components—0.2%
Bridgestone Corp. (b)	78,100	2,851,195

Automobiles—0.5%
Honda Motor Co., Ltd.	104,700	2,532,645
Stellantis NV (Milan-Traded Shares)	110,471	1,375,762
Tesla, Inc. (a) (b)	6,137	4,132,779

		8,041,186

Banks—3.5%
Bank Central Asia Tbk PT	2,217,000	1,080,291
Bank of America Corp.	281,294	8,756,682
Bank Rakyat Indonesia Persero Tbk PT	5,126,314	1,429,872
BNP Paribas S.A.	91,679	4,365,107
Capitec Bank Holdings, Ltd.	10,014	1,222,715
Citigroup, Inc.	54,334	2,498,821
Citizens Financial Group, Inc.	27,951	997,571
Credicorp, Ltd.	4,555	546,190
DBS Group Holdings, Ltd.	143,000	3,060,829
Erste Group Bank AG	56,180	1,427,050
First Republic Bank	3,126	450,769
Grupo Financiero Banorte S.A.B. de C.V. - Class O	128,179	716,443
HDFC Bank, Ltd. (ADR) (b)	61,163	3,361,518
ING Groep NV	150,737	1,495,994
Itau Unibanco Holding S.A. (ADR) (b)	163,965	701,770
KBC Group NV	121,088	6,802,033
Kotak Mahindra Bank, Ltd.	67,275	1,415,980
M&T Bank Corp.	10,547	1,681,086
PNC Financial Services Group, Inc. (The)	7,308	1,152,983
Sberbank of Russia PJSC † (a) (c) (d)	2,160	0
SVB Financial Group (a)	948	374,451
Svenska Handelsbanken AB - A Shares	201,173	1,720,694
Truist Financial Corp. (b)	113,644	5,390,135
U.S. Bancorp	18,704	860,758
Wells Fargo & Co.	128,675	5,040,200

		56,549,942

Beverages—1.2%
Ambev S.A. (ADR)	210,012	$527,130
Budweiser Brewing Co. APAC, Ltd.	409,100	1,227,031
Carlsberg AS - Class B	53,994	6,887,514
Coca-Cola Co. (The)	34,270	2,155,926
Constellation Brands, Inc. - Class A	3,867	901,243
Diageo plc	86,546	3,733,752
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	7,879	531,754
Keurig Dr Pepper, Inc.	12,354	437,208
Kweichow Moutai Co., Ltd. - Class A	6,056	1,857,672
Pernod Ricard S.A.	5,861	1,085,667

		19,344,897

Biotechnology—1.2%
AbbVie, Inc.	68,305	10,461,594
Alnylam Pharmaceuticals, Inc. (a) (b)	2,945	429,528
Exact Sciences Corp. (a) (b)	5,313	209,279
Exelixis, Inc. (a)	17,562	365,641
Genmab A/S (a)	4,242	1,375,983
Horizon Therapeutics plc (a)	9,146	729,485
Natera, Inc. (a) (b)	5,856	207,537
Regeneron Pharmaceuticals, Inc. (a)	9,411	5,563,124
Vertex Pharmaceuticals, Inc. (a)	2,212	623,320

		19,965,491

Building Products—0.6%
Assa Abloy AB - Class B	61,580	1,317,809
Carlisle Cos., Inc.	2,512	599,388
Daikin Industries, Ltd.	13,500	2,166,692
Fortune Brands Home & Security, Inc.	6,706	401,555
Trane Technologies plc	41,912	5,443,112

		9,928,556

Capital Markets—1.1%
B3 S.A. - Brasil Bolsa Balcao	233,616	489,243
BlackRock, Inc.	5,841	3,557,403
Blackstone Inc.	10,297	939,395
Charles Schwab Corp. (The)	25,076	1,584,302
Deutsche Boerse AG	15,939	2,665,867
Hong Kong Exchanges & Clearing, Ltd.	66,400	3,314,565
Invesco, Ltd.	23,903	385,555
London Stock Exchange Group plc	22,968	2,135,086
Morgan Stanley	8,061	613,120
Northern Trust Corp.	6,947	670,247
S&P Global, Inc.	2,244	756,363
T. Rowe Price Group, Inc.	4,958	563,278

		17,674,424

Chemicals—0.7%
Axalta Coating Systems, Ltd. (a)	12,561	277,724
Eastman Chemical Co.	22,199	1,992,804
LG Chem, Ltd.	1,511	601,297
Linde plc (a)	6,366	1,827,591
Shin-Etsu Chemical Co., Ltd.	47,700	5,384,828
Symrise AG	14,879	1,619,276

		11,703,520

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-5

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Commercial Services & Supplies—0.0%
Copart, Inc. (a)	6,963	$756,600

Communications Equipment—0.1%
Arista Networks, Inc. (a)	5,625	527,287
Cisco Systems, Inc.	10,554	450,023
CommScope Holding Co., Inc. (a) (b)	25,371	155,271

		1,132,581

Construction & Engineering—0.5%
Quanta Services, Inc.	10,553	1,322,713
Vinci S.A.	82,778	7,436,815

		8,759,528

Construction Materials—0.1%
Martin Marietta Materials, Inc.	3,013	901,610

Consumer Finance—0.4%
American Express Co.	39,357	5,455,667
Capital One Financial Corp.	13,962	1,454,701

		6,910,368

Containers & Packaging—0.1%
Packaging Corp. of America	6,043	830,913
Westrock Co.	13,029	519,075

		1,349,988

Diversified Consumer Services—0.0%
Bright Horizons Family Solutions, Inc. (a)	4,378	370,029

Diversified Financial Services—0.1%
Berkshire Hathaway, Inc. - Class B (a)	7,811	2,132,559

Diversified Telecommunication Services—0.1%
Verizon Communications, Inc.	30,227	1,534,020

Electric Utilities—0.9%
American Electric Power Co., Inc.	5,489	526,615
Edison International	8,354	528,307
Entergy Corp.	5,118	576,491
Iberdrola S.A.	347,606	3,607,040
NextEra Energy, Inc.	73,269	5,675,417
Orsted A/S	12,260	1,281,972
PG&E Corp. (a) (b)	40,107	400,268
Xcel Energy, Inc.	16,197	1,146,100

		13,742,210

Electrical Equipment—0.6%
AMETEK, Inc.	6,101	670,439
Eaton Corp. plc	32,918	4,147,339
Generac Holdings, Inc. (a) (b)	1,941	408,736
Nidec Corp.	21,100	1,304,689
Schneider Electric SE	18,165	2,151,975
WEG S.A.	108,888	550,323

		9,233,501

Electronic Equipment, Instruments & Components—0.3%
Delta Electronics, Inc.	161,867	$1,199,149
Keyence Corp.	7,800	2,669,391
Keysight Technologies, Inc. (a)	3,287	453,113
Largan Precision Co., Ltd.	6,000	348,329
TD SYNNEX Corp.	7,371	671,498
Zebra Technologies Corp. - Class A (a)	1,123	330,106

		5,671,586

Energy Equipment & Services—0.2%
Baker Hughes Co. (b)	107,226	3,095,615

Entertainment—0.2%
NetEase, Inc.	54,875	1,026,985
ROBLOX Corp. - Class A (a) (b)	7,044	231,466
Sea, Ltd. (ADR) (a) (b)	20,418	1,365,147
Walt Disney Co. (The) (a)	2,494	235,434

		2,859,032

Equity Real Estate Investment Trusts—0.7%
American Homes 4 Rent - Class A	18,506	655,853
Apple Hospitality REIT, Inc.	22,131	324,662
Brixmor Property Group, Inc.	31,300	632,573
Federal Realty OP L.P.	4,991	477,838
JBG SMITH Properties (b)	15,758	372,519
Kimco Realty Corp.	41,702	824,449
Lamar Advertising Co. - Class A	4,487	394,721
Mid-America Apartment Communities, Inc.	3,601	628,987
Prologis, Inc. (b)	28,396	3,340,789
Public Storage	847	264,832
Rayonier, Inc.	18,969	709,061
Sun Communities, Inc.	11,360	1,810,330
Welltower, Inc. (b)	3,644	300,083
Weyerhaeuser Co.	32,229	1,067,424

		11,804,121

Food & Staples Retailing—0.3%
Albertsons Cos., Inc. - Class A (b)	11,552	308,669
Bid Corp., Ltd.	48,553	923,834
President Chain Store Corp.	106,000	970,870
Raia Drogasil S.A.	104,366	382,888
Sysco Corp.	7,973	675,393
Wal-Mart de Mexico S.A.B. de C.V.	294,931	1,014,905

		4,276,559

Food Products—0.6%
Foshan Haitian Flavouring & Food Co., Ltd. - Class A	47,110	636,799
Kraft Heinz Co. (The)	23,292	888,357
Nestle S.A.	58,503	6,863,640
Post Holdings, Inc. (a) (b)	11,015	907,085

		9,295,881

Health Care Equipment & Supplies—1.4%
Boston Scientific Corp. (a)	154,070	5,742,189
Coloplast A/S - Class B	10,234	1,168,882
Cooper Cos., Inc. (The)	1,939	607,140

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-6

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
DexCom, Inc. (a)	5,572	$415,281
Hoya Corp.	46,500	3,975,047
Insulet Corp. (a)	1,831	399,048
Intuitive Surgical, Inc. (a)	7,382	1,481,641
Medtronic plc	5,324	477,829
Smith & Nephew plc	81,276	1,136,330
Straumann Holding AG	8,770	1,054,968
Zimmer Biomet Holdings, Inc.	58,507	6,146,745

		22,605,100

Health Care Providers & Services—1.0%
AmerisourceBergen Corp.	7,562	1,069,872
Centene Corp. (a)	6,704	567,226
Cigna Corp.	2,283	601,616
CVS Health Corp.	13,386	1,240,347
HCA Healthcare, Inc.	2,902	487,710
Laboratory Corp. of America Holdings	2,397	561,761
McKesson Corp.	2,154	702,656
UnitedHealth Group, Inc.	20,086	10,316,772

		15,547,960

Hotels, Restaurants & Leisure—1.3%
Airbnb, Inc. - Class A (a)	1,417	126,226
Booking Holdings, Inc. (a)	2,369	4,143,357
Hilton Worldwide Holdings, Inc.	5,670	631,865
Huazhu Group, Ltd. (ADR) (b)	10,765	410,147
Marriott International, Inc. - Class A	36,688	4,989,935
McDonald’s Corp.	33,520	8,275,418
Royal Caribbean Cruises, Ltd. (a) (b)	8,610	300,575
Sands China, Ltd. (a)	176,400	430,745
Texas Roadhouse, Inc.	5,680	415,776
Yum China Holdings, Inc.	18,297	887,404

		20,611,448

Household Durables—0.4%
Garmin, Ltd.	4,135	406,264
Midea Group Co., Ltd. - Class A	102,600	930,287
Mohawk Industries, Inc. (a) (b)	5,398	669,838
Newell Brands, Inc.	32,798	624,474
Persimmon plc	46,679	1,059,608
Sony Group Corp.	37,900	3,097,332

		6,787,803

Household Products—0.1%
Energizer Holdings, Inc. (b)	15,760	446,796
Procter & Gamble Co. (The)	7,001	1,006,674
Unilever Indonesia Tbk PT	516,800	165,432

		1,618,902

Independent Power and Renewable Electricity Producers—0.3%
RWE AG	125,666	4,631,548

Industrial Conglomerates—0.1%
Bidvest Group, Ltd. (The)	29,220	376,544
Honeywell International, Inc.	3,590	623,978

Industrial Conglomerates—(Continued)
Jardine Matheson Holdings, Ltd.	10,500	552,639

		1,553,161

Insurance—2.7%
AIA Group, Ltd.	649,400	7,133,108
Alleghany Corp. (a)	862	718,132
Allianz SE	14,395	2,747,920
American International Group, Inc.	7,006	358,217
Arthur J. Gallagher & Co.	17,272	2,816,027
AXA S.A.	95,929	2,179,971
Chubb, Ltd.	4,367	858,465
CNA Financial Corp.	7,416	332,978
Fairfax Financial Holdings, Ltd.	1,416	749,200
Hartford Financial Services Group, Inc. (The)	10,419	681,715
HDFC Life Insurance Co., Ltd.	118,591	822,972
Legal & General Group plc	423,640	1,236,638
Loews Corp.	28,685	1,699,873
Marsh & McLennan Cos., Inc.	2,889	448,517
Muenchener Rueckversicherungs-Gesellschaft AG	9,537	2,241,183
Ping An Insurance Group Co. of China, Ltd. - Class H	284,000	1,965,743
Progressive Corp. (The)	66,075	7,682,540
Prudential plc	154,124	1,917,146
Tokio Marine Holdings, Inc.	75,800	4,417,211
Travelers Cos., Inc. (The)	9,849	1,665,761

		42,673,317

Interactive Media & Services—1.1%
Alphabet, Inc. - Class C (a)	1,848	4,042,407
Bumble, Inc. - Class A (a) (b)	19,211	540,790
IAC/InterActiveCorp. (a)	5,308	403,249
Meta Platforms, Inc. - Class A (a)	40,556	6,539,655
NAVER Corp.	5,331	989,051
Snap, Inc. - Class A (a) (b)	123,460	1,621,030
Tencent Holdings, Ltd.	93,000	4,223,455

		18,359,637

Internet & Direct Marketing Retail—1.4%
Alibaba Group Holding, Ltd. (a)	104,000	1,483,530
Allegro.eu S.A. (a)	30,422	162,615
Amazon.com, Inc. (a)	158,282	16,811,131
Delivery Hero SE (a)	26,451	991,524
JD.com, Inc. - Class A	51,700	1,671,673
MercadoLibre, Inc. (a)	2,615	1,665,415

		22,785,888

IT Services—1.4%
Capgemini SE	31,436	5,436,198
EPAM Systems, Inc. (a)	3,503	1,032,614
FleetCor Technologies, Inc. (a)	2,473	519,602
Global Payments, Inc.	4,572	505,846
Globant S.A. (a) (b)	2,428	422,472
Infosys, Ltd. (ADR)	177,216	3,280,268
International Business Machines Corp.	5,893	832,033
MasterCard, Inc. - Class A	23,813	7,512,525
MongoDB, Inc. (a) (b)	1,310	339,945

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-7

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
Tata Consultancy Services, Ltd.	77,565	$3,212,105

		23,093,608

Life Sciences Tools & Services—0.3%
Lonza Group AG	3,755	2,002,256
Mettler-Toledo International, Inc. (a)	293	336,590
Thermo Fisher Scientific, Inc.	1,280	695,398
Wuxi Biologics Cayman, Inc. (a)	125,500	1,156,050

		4,190,294

Machinery—1.4%
Atlas Copco AB - A Shares	147,612	1,381,277
Deere & Co.	2,668	798,986
Dover Corp.	7,065	857,126
FANUC Corp.	12,400	1,943,611
Ingersoll Rand, Inc. (b)	108,346	4,559,200
ITT, Inc.	5,990	402,767
Kone Oyj - Class B	24,419	1,167,643
Kubota Corp.	44,900	671,540
Makita Corp.	39,600	988,153
Middleby Corp. (The) (a)	2,819	353,390
SMC Corp.	3,100	1,383,333
Stanley Black & Decker, Inc.	2,790	292,559
Techtronic Industries Co., Ltd.	173,500	1,813,864
Timken Co. (The)	5,392	286,046
Volvo AB - B Shares	313,590	4,860,846

		21,760,341

Media—0.4%
Charter Communications, Inc. - Class A (a) (b)	8,577	4,018,582
DISH Network Corp. - Class A (a) (b)	18,008	322,883
Liberty Broadband Corp. - Class C (a)	6,124	708,179
Liberty Media Corp. - Class C (a)	16,710	602,396
Nexstar Media Group, Inc. - Class A	2,563	417,462

		6,069,502

Metals & Mining—0.4%
Anglo American plc	58,877	2,102,198
BHP Group, Ltd.	119,188	3,432,930
Freeport-McMoRan, Inc.	12,752	373,124

		5,908,252

Multiline Retail—0.1%
Dollar General Corp.	3,634	891,929
Kohl’s Corp. (b)	10,084	359,898
Lojas Renner S.A.	106,362	459,717

		1,711,544

Oil, Gas & Consumable Fuels—1.8%
BP plc	652,448	3,072,957
Cheniere Energy, Inc.	3,753	499,262
Chevron Corp. (b)	31,027	4,492,089
ConocoPhillips	56,245	5,051,363
Coterra Energy, Inc.	33,815	872,089

Oil, Gas & Consumable Fuels—(Continued)
Diamondback Energy, Inc.	3,205	388,286
EOG Resources, Inc.	9,343	1,031,841
Kinder Morgan, Inc.	45,706	766,033
Marathon Petroleum Corp.	5,533	454,868
Phillips 66	8,779	719,790
Shell plc	142,851	3,727,767
TotalEnergies SE	117,395	6,188,122
Williams Cos., Inc. (The)	26,225	818,482
Woodside Energy Group, Ltd.	26,552	581,463

		28,664,412

Personal Products—0.3%
BellRing Brands, Inc. (a)	14,625	364,016
Estee Lauder Cos., Inc. (The) - Class A	2,280	580,648
L’Oreal S.A.	8,282	2,861,493
LG Household & Health Care, Ltd.	697	365,263

		4,171,420

Pharmaceuticals—2.3%
AstraZeneca plc	19,428	2,546,657
Bristol-Myers Squibb Co.	126,067	9,707,159
Catalent, Inc. (a)	6,960	746,738
GlaxoSmithKline plc	140,631	3,023,905
Jazz Pharmaceuticals plc (a)	3,989	622,324
Johnson & Johnson	7,892	1,400,909
Kyowa Kirin Co., Ltd.	66,100	1,486,876
Merck & Co., Inc.	7,232	659,341
Novo Nordisk A/S - Class B	92,341	10,249,054
Organon & Co.	7,403	249,851
Roche Holding AG	16,413	5,479,113
Royalty Pharma plc - Class A (b)	13,462	565,943

		36,737,870

Professional Services—0.4%
Equifax, Inc.	2,016	368,484
Intertek Group plc	25,351	1,299,049
Leidos Holdings, Inc.	5,209	524,598
Recruit Holdings Co., Ltd.	42,800	1,262,146
RELX plc	92,934	2,522,694

		5,976,971

Real Estate Management & Development—0.0%
CBRE Group, Inc. - Class A (a)	8,278	609,344

Road & Rail—0.3%
Lyft, Inc. - Class A (a)	88,850	1,179,928
Norfolk Southern Corp.	11,600	2,636,564
Old Dominion Freight Line, Inc.	1,152	295,235
Uber Technologies, Inc. (a)	42,707	873,785

		4,985,512

Semiconductors & Semiconductor Equipment—2.6%
Advanced Micro Devices, Inc. (a)	8,998	688,077
Analog Devices, Inc.	37,426	5,467,564
ASML Holding NV	8,574	4,138,052

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-8

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
Entegris, Inc.	5,458	$502,846
Lam Research Corp.	5,454	2,324,222
NVIDIA Corp.	6,426	974,117
NXP Semiconductors NV	61,701	9,133,599
QUALCOMM, Inc.	7,240	924,838
SolarEdge Technologies, Inc. (a) (b)	2,633	720,599
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	89,630	7,327,253
Teradyne, Inc.	3,862	345,842
Texas Instruments, Inc.	38,125	5,857,906
Tokyo Electron, Ltd.	11,100	3,600,425
Wolfspeed, Inc. (a)	4,497	285,335

		42,290,675

Software—1.8%
Confluent, Inc. - Class A (a) (b)	16,448	382,251
Crowdstrike Holdings, Inc. - Class A (a)	2,440	411,286
HubSpot, Inc. (a)	1,259	378,518
Intuit, Inc.	8,178	3,152,128
Microsoft Corp.	80,260	20,613,176
Palo Alto Networks, Inc. (a) (b)	1,924	950,341
ServiceNow, Inc. (a)	1,610	765,587
Synopsys, Inc. (a)	2,299	698,206
Trade Desk, Inc. (The) - Class A (a)	5,976	250,335
Zoom Video Communications, Inc. - Class A (a)	6,949	750,284
Zscaler, Inc. (a)	1,521	227,405

		28,579,517

Specialty Retail—0.5%
AutoZone, Inc. (a)	731	1,571,007
Bath & Body Works, Inc.	10,026	269,900
Best Buy Co., Inc.	6,159	401,505
Burlington Stores, Inc. (a)	3,693	503,097
CarMax, Inc. (a)	4,409	398,926
Dick’s Sporting Goods, Inc. (b)	8,208	618,637
Gap, Inc. (The) (b)	21,335	175,801
Home Depot, Inc. (The)	2,536	695,549
Lowe’s Cos., Inc.	4,439	775,360
Murphy USA, Inc.	2,728	635,269
National Vision Holdings, Inc. (a) (b)	3,984	109,560
Ross Stores, Inc.	38,014	2,669,723

		8,824,334

Technology Hardware, Storage & Peripherals—0.8%
Apple, Inc.	64,680	8,843,050
Samsung Electronics Co., Ltd. (GDR)	2,786	3,039,526
Seagate Technology Holdings plc (b)	20,719	1,480,165

		13,362,741

Textiles, Apparel & Luxury Goods—1.1%
Adidas AG	6,841	1,209,908
Columbia Sportswear Co.	7,283	521,317
Kering S.A.	3,982	2,068,882
LVMH Moet Hennessy Louis Vuitton SE	20,418	12,600,625

Textiles, Apparel & Luxury Goods—(Continued)
NIKE, Inc. - Class B	6,147	628,224
Ralph Lauren Corp.	4,999	448,160

		17,477,116

Thrifts & Mortgage Finance—0.2%
Housing Development Finance Corp., Ltd.	108,484	2,967,320

Tobacco—0.1%
ITC, Ltd.	286,011	986,897
Philip Morris International, Inc.	7,481	738,674

		1,725,571

Trading Companies & Distributors—0.1%
Ferguson plc	14,418	1,614,402

Wireless Telecommunication Services—0.4%
T-Mobile U.S., Inc. (a)	43,657	5,873,613

Total Common Stocks (Cost $724,822,136)		670,434,283

Convertible Bonds—17.2%

Aerospace/Defense—1.1%
MTU Aero Engines AG 0.125%, 05/17/23 (EUR)	5,700,000	8,193,775
Safran S.A. 0.875%, 05/15/27 (EUR)	7,665,635	9,359,076

		17,552,851

Airlines—1.1%
Southwest Airlines Co. 1.250%, 05/01/25 (b)	15,387,000	18,118,192

Apparel—1.2%
Adidas AG 0.050%, 09/12/23 (EUR)	8,400,000	8,620,034
Kering S.A. Zero Coupon, 09/30/22 (EUR)	10,100,000	10,539,735

		19,159,769

Banks—1.7%
Barclays Bank plc
Zero Coupon, 02/04/25	9,793,000	13,317,207
Zero Coupon, 02/18/25 (b)	9,000,000	9,421,200
BofA Finance LLC 0.250%, 05/01/23	4,566,000	4,629,116

		27,367,523

Beverages—0.6%
Remy Cointreau S.A. 0.125%, 09/07/26 (EUR)	5,725,000	10,010,789

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-9

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Principal Amount*	Value

Biotechnology—0.3%
Illumina, Inc. Zero Coupon, 08/15/23 (b)	4,797,000	$4,559,549

Building Materials—0.9%
Sika AG 0.150%, 06/05/25 (CHF)	11,020,000	14,352,025

Commercial Services—1.4%
Amadeus IT Group S.A. 1.500%, 04/09/25 (EUR)	12,500,000	15,131,874
Edenred Zero Coupon, 09/06/24 (EUR)	3,425,280	2,112,901
Euronet Worldwide, Inc. 0.750%, 03/15/49 (b)	4,424,000	4,473,770

		21,718,545

Diversified Financial Services—0.3%
SBI Holdings, Inc. Zero Coupon, 09/13/23 (JPY)	540,000,000	4,045,622

Electric—0.4%
Iberdrola International B.V. Zero Coupon, 11/11/22 (EUR)	5,100,000	6,333,713

Electrical Components & Equipment—0.3%
Schneider Electric SE Zero Coupon, 06/15/26 (EUR)	3,129,400	5,624,921

Engineering & Construction—0.5%
Cellnex Telecom S.A. 1.500%, 01/16/26 (EUR)	6,400,000	8,445,214

Food—0.2%
Mondelez International Holdings Netherlands B.V. Zero Coupon, 09/20/24 (EUR)	2,600,000	2,652,194

Healthcare-Services—0.5%
Anthem, Inc. 2.750%, 10/15/42	1,232,000	8,452,013

Home Furnishings—0.9%
Sony Group Corp. Zero Coupon, 09/30/22 (JPY)	878,000,000	14,456,456

Internet—2.0%
Booking Holdings, Inc. 0.750%, 05/01/25	9,626,000	11,539,649
Expedia Group, Inc. Zero Coupon, 02/15/26 (b)	3,073,000	2,773,382
Palo Alto Networks, Inc. 0.750%, 07/01/23	9,773,000	18,167,121

		32,480,152

Investment Companies—0.4%
Ares Capital Corp. 4.625%, 03/01/24 (b)	6,146,000	6,384,157

Mining—0.2%
Glencore Funding LLC Zero Coupon, 03/27/25	3,200,000	3,246,560

Oil & Gas—0.7%
Pioneer Natural Resources Co. 0.250%, 05/15/25	5,305,000	11,469,410

Real Estate—0.4%
LEG Immobilien AG 0.875%, 09/01/25 (EUR)	6,100,000	5,902,063

Retail—0.6%
Zalando SE 0.050%, 08/06/25 (EUR)	10,300,000	8,845,685

Semiconductors—1.1%
Microchip Technology, Inc. 0.125%, 11/15/24 (b)	1,656,000	1,647,720
STMicroelectronics NV Zero Coupon, 08/04/25	16,600,000	16,706,904

		18,354,624

Software—0.4%
Akamai Technologies, Inc. 0.375%, 09/01/27	6,065,000	6,025,577

Total Convertible Bonds (Cost $281,632,243)		275,557,604

U.S. Treasury & Government Agencies—11.5%

Agency Sponsored Mortgage - Backed—4.8%
Fannie Mae 30 Yr. Pool
2.500%, 09/01/51	520,852	468,962
2.500%, 01/01/52	433,833	390,879
3.000%, 01/01/52	646,266	603,124
4.000%, 06/01/46	512,507	516,123
4.000%, 07/01/47	574,485	576,054
4.000%, 11/01/47	256,415	256,642
4.000%, 12/01/47	347,975	348,283
4.000%, 01/01/48	384,141	385,000
4.000%, 09/01/48	126,416	126,203
4.000%, 06/01/49	498,091	501,306
4.500%, 04/01/39	114,762	116,862
4.500%, 12/01/40	125,770	129,793
4.500%, 05/01/48	43,973	44,277
4.500%, 06/01/48	74,103	74,640
4.500%, 07/01/48	22,184	22,339
4.500%, 11/01/48	1,568,104	1,582,273
4.500%, 01/01/49	168,869	171,774
4.500%, 06/01/49	167,857	168,694

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-10

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
5.000%, 07/01/44	356,540	$378,908
5.000%, 06/01/48	42,686	43,693
5.000%, 07/01/48	191,202	198,541
5.000%, 08/01/48	259,288	267,941
5.000%, 10/01/48	158,583	162,930
5.000%, 01/01/49	286,758	298,607
Fannie Mae Multifamily REMIC Trust 2.081%, 04/25/32	1,620,000	1,406,097
Fannie Mae Pool
1.500%, 01/01/31	500,000	423,716
1.800%, 10/01/33	500,000	421,186
2.130%, 11/01/28	1,238,726	1,145,402
2.140%, 12/01/33	450,000	393,993
2.160%, 12/01/33	500,000	433,389
2.500%, 07/01/61	430,805	384,131
2.500%, 09/01/61	991,650	879,286
2.510%, 10/01/30	1,050,000	970,076
2.580%, 03/01/32	498,686	460,120
2.600%, 10/01/31	350,000	320,465
2.730%, 09/01/29	1,149,393	1,088,724
2.770%, 08/01/33	921,000	849,423
3.230%, 01/01/30	464,539	455,057
3.330%, 04/01/35	481,675	461,693
3.490%, 06/01/34	2,378,988	2,312,291
3.500%, 09/01/61	985,084	938,744
3.620%, 05/01/32	998,776	997,414
3.660%, 03/01/27	715,937	721,400
3.740%, 02/01/29	800,000	810,151
3.870%, 06/01/37	764,000	752,664
4.000%, 08/01/59	724,006	725,554
Fannie Mae REMICS (CMO)
3.500%, 06/25/46	140,697	135,346
3.500%, 05/25/49	513,299	505,091
4.000%, 04/25/42	177,373	177,248
4.000%, 05/25/43	144,493	146,308
5.000%, 04/25/37	31,690	33,142
5.000%, 07/25/39	250,000	264,957
5.000%, 05/25/40	65,000	68,880
6.000%, 01/25/34	109,467	116,143
Fannie Mae Whole Loan Trust (CMO) 5.620%, 11/25/33	254,626	264,736
Fannie Mae-ACES
0.670%, 10/25/30	141,165	129,728
0.750%, 09/25/28	410,119	386,935
1.000%, 11/25/33	1,435,603	1,377,448
1.200%, 10/25/30	80,000	71,662
1.764%, 11/25/31 (e)	1,000,000	848,647
2.001%, 10/25/30 (e) (f)	1,311,617	121,613
2.086%, 11/25/33 (e) (f)	9,166,483	1,046,465
2.115%, 07/25/30 (e) (f)	2,134,304	233,232
Freddie Mac 30 Yr. Gold Pool
4.000%, 12/01/47	172,764	173,082
4.500%, 06/01/47	408,977	417,553
5.000%, 12/01/48	139,648	145,028
Freddie Mac 30 Yr. Pool
3.000%, 02/01/52	395,535	368,763

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Pool
3.500%, 10/01/49	186,515	181,291
4.500%, 06/01/48	228,200	232,666
Freddie Mac Multifamily Structured Credit Risk 5.176%, SOFR30A + 4.250%, 05/25/52 (144A) (d)	600,000	598,818
Freddie Mac Multifamily Structured Pass-Through Certificates
3.600%, 02/25/28	1,000,000	999,313
3.850%, 05/25/28 (e)	585,000	587,540
Freddie Mac REMICS (CMO)
2.500%, 01/15/42	20,858	18,203
3.000%, 07/25/49	301,175	290,181
3.500%, 03/15/35	600,000	596,569
4.000%, 07/15/38	250,000	249,296
4.500%, 10/15/41	646,604	673,995
5.000%, 02/15/40	117,000	126,192
5.000%, 02/15/41	426,517	444,573
5.500%, 03/15/37	179,289	192,100
Freddie Mac STACR Trust (CMO)
3.500%, 05/25/57	454,773	447,902
3.500%, 06/25/57	431,153	424,376
FREMF Mortgage Trust 3.652%, 12/25/51 (144A) (d)	500,000	458,185
Ginnie Mae I 30 Yr. Pool 4.500%, 07/15/39	257,402	268,530
Ginnie Mae II 30 Yr. Pool
2.500%, 08/20/51	487,079	446,646
2.500%, 10/20/51	133,019	122,197
3.000%, 12/20/51	494,940	479,139
3.000%, 03/20/52	795,356	742,808
3.500%, 02/20/52	567,473	550,836
4.000%, 10/20/49	319,294	324,276
4.000%, 01/20/52	390,660	390,468
4.200%, 01/20/49	1,353,533	1,349,881
4.250%, 07/20/47	683,597	693,117
4.250%, 10/20/48	1,532,680	1,546,477
4.250%, 12/20/48	731,026	730,371
4.250%, 02/20/50	864,809	864,119
4.500%, 02/20/48	2,305,635	2,378,363
4.500%, 05/20/48	66,376	67,275
4.500%, 06/20/48	797,550	827,432
4.500%, 12/20/48	303,760	311,540
4.500%, 07/20/49	328,585	334,698
4.500%, 09/20/49	761,442	787,053
5.000%, 07/20/48	139,640	144,080
5.000%, 12/20/48	444,030	462,268
5.000%, 03/20/49	683,011	716,388
5.000%, 05/20/49	726,671	766,709
5.000%, 06/20/52	1,276,869	1,322,360
Ginnie Mae II ARM Pool
3.111%, 1Y H15 + 1.569%, 11/20/71 (e)	459,653	472,064
3.132%, 1Y H15 + 1.624%, 11/20/71 (e)	475,246	489,698
3.247%, 1Y H15 + 1.701%, 02/20/72 (e)	594,982	616,947
3.288%, 1Y H15 + 1.748%, 10/20/71 (e)	479,510	497,637
3.300%, 1Y H15 + 1.756%, 11/20/71 (e)	451,145	468,775
3.315%, 1Y H15 + 1.780%, 12/20/71 (e)	393,468	409,618
3.320%, 1Y H15 + 1.786%, 09/20/71 (e)	396,875	412,728
3.390%, 1Y H15 + 1.838%, 08/20/71 (e)	391,723	408,312

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-11

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II ARM Pool
3.454%, 1Y H15 + 1.682%, 04/20/72 (e)	438,062	$454,279
3.479%, 1Y H15 + 1.968%, 03/20/72 (e)	351,897	370,250
Government National Mortgage Association (CMO)
1.413%, 1M LIBOR + 0.610%, 03/20/70 (e)	468,791	460,062
2.500%, 05/20/43	17,395	16,793
3.500%, 04/20/49	392,716	383,536
5.500%, 02/20/37	89,353	92,495
5.500%, 04/16/37	95,775	101,421
5.500%, 11/16/39	200,000	218,095
6.000%, 04/17/34	52,698	55,661
Uniform Mortgage-Backed Securities 30 Yr. Pool
3.500%, TBA (g)	13,965,000	13,429,311
4.000%, TBA (g)	535,000	527,550
4.500%, TBA (g)	1,810,000	1,816,858

		77,067,152

U.S. Treasury—6.7%
U.S. Treasury Bonds
1.125%, 05/15/40	1,365,000	950,168
1.250%, 05/15/50	831,000	528,724
1.375%, 08/15/50	135,000	88,863
1.750%, 08/15/41	560,000	425,972
1.875%, 02/15/41	940,000	737,202
1.875%, 02/15/51 (b)	2,563,000	1,922,550
1.875%, 11/15/51	1,545,000	1,159,233
2.000%, 11/15/41 (b)	135,000	107,220
2.000%, 02/15/50	367,000	284,396
2.000%, 08/15/51	500,000	386,426
2.250%, 08/15/46	236,000	190,293
2.250%, 08/15/49	115,000	94,358
2.375%, 02/15/42	625,000	529,980
2.375%, 11/15/49 (b)	570,000	481,427
2.375%, 05/15/51	175,000	147,731
2.500%, 02/15/45	2,810,000	2,383,231
2.750%, 08/15/42	1,600,000	1,435,562
2.750%, 11/15/42 (b)	9,630,000	8,622,988
2.875%, 05/15/43	1,000,000	911,875
2.875%, 08/15/45 (b)	5,000	4,542
2.875%, 05/15/52	5,410,000	5,109,914
3.000%, 11/15/44	79,000	73,208
3.000%, 02/15/47	65,000	60,696
3.250%, 05/15/42	1,400,000	1,366,313
3.750%, 11/15/43	852,000	891,239
3.875%, 08/15/40	410,000	442,047
U.S. Treasury Coupon Strips
Zero Coupon, 11/15/22	2,525,000	2,507,335
Zero Coupon, 02/15/32 (b)	2,375,000	1,758,543
U.S. Treasury Notes
0.375%, 01/31/26	120,000	109,116
0.375%, 09/30/27 (b)	2,330,000	2,026,736
0.500%, 02/28/26	1,780,000	1,622,373
0.625%, 08/15/30	250,000	207,266
0.875%, 06/30/26 (b)	1,305,000	1,198,000
0.875%, 09/30/26	147,000	134,252
1.250%, 03/31/28	1,695,000	1,531,327
1.250%, 06/30/28	13,090,000	11,775,375
1.375%, 11/15/31	127,000	110,153

U.S. Treasury—(Continued)
U.S. Treasury Notes
1.500%, 02/15/30 (b)	225,000	202,096
1.625%, 05/15/31	610,000	545,045
1.750%, 05/15/23	7,802,000	7,725,809
1.875%, 02/28/29 (b)	1,300,000	1,208,238
1.875%, 02/15/32	8,675,000	7,859,008
2.125%, 05/31/26	2,250,000	2,173,711
2.250%, 11/15/25	14,920,000	14,531,847
2.500%, 05/31/24 (b)	7,000,000	6,936,836
2.500%, 02/28/26	30,000	29,423
2.625%, 05/31/27 (b)	8,670,000	8,506,083
2.875%, 04/30/29	4,865,000	4,807,988

		106,842,718

Total U.S. Treasury & Government Agencies (Cost $191,974,236)		183,909,870

Corporate Bonds & Notes—4.3%

Aerospace/Defense—0.2%
BAE Systems plc 1.900%, 02/15/31 (144A)	200,000	160,879
Boeing Co. (The)
1.167%, 02/04/23	80,000	79,091
1.433%, 02/04/24	155,000	148,061
1.950%, 02/01/24	145,000	140,317
2.196%, 02/04/26	1,165,000	1,050,091
2.750%, 02/01/26	145,000	134,622
3.100%, 05/01/26	80,000	74,500
3.250%, 03/01/28	100,000	89,027
4.875%, 05/01/25	100,000	99,631
5.150%, 05/01/30	150,000	143,982
L3Harris Technologies, Inc.
1.800%, 01/15/31	100,000	79,803
4.854%, 04/27/35	50,000	49,178
Northrop Grumman Corp. 3.250%, 01/15/28	150,000	142,578
Raytheon Technologies Corp.
4.150%, 05/15/45	253,000	224,846
4.350%, 04/15/47	140,000	129,549

		2,746,155

Agriculture—0.1%
Altria Group, Inc. 2.450%, 02/04/32	170,000	128,032
BAT Capital Corp.
2.259%, 03/25/28	95,000	79,585
3.222%, 08/15/24	200,000	194,401
3.734%, 09/25/40	65,000	45,577
3.984%, 09/25/50	145,000	99,898
4.390%, 08/15/37	65,000	51,564
BAT International Finance plc 1.668%, 03/25/26 (b)	70,000	61,942
Bunge, Ltd. Finance Corp. 2.750%, 05/14/31	250,000	206,345

		867,344

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-12

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Airlines—0.2%
Air Canada Pass-Through Trust
3.550%, 01/15/30 (144A)	574,560	$506,104
3.750%, 12/15/27 (144A)	426,403	402,172
American Airlines Pass-Through Trust
3.200%, 06/15/28	296,800	271,282
3.600%, 09/22/27	143,157	132,552
3.700%, 10/01/26	360,175	311,804
British Airways Pass-Through Trust
3.300%, 12/15/32 (144A)	119,108	106,099
4.125%, 09/20/31 (144A)	456,777	413,563
Continental Airlines Pass-Through Trust 4.000%, 10/29/24	485,800	466,702
Delta Air Lines Pass-Through Trust 3.625%, 07/30/27	93,237	88,211
United Airlines Pass-Through Trust
3.450%, 12/01/27	354,941	330,391
3.700%, 03/01/30	58,373	51,581
4.150%, 04/11/24	323,078	317,064
4.150%, 08/25/31	179,175	168,290

		3,565,815

Auto Manufacturers—0.1%
General Motors Co. 6.125%, 10/01/25	60,000	62,024
General Motors Financial Co., Inc.
1.250%, 01/08/26	209,000	184,041
2.350%, 01/08/31	50,000	38,764
2.700%, 06/10/31	85,000	66,972
3.800%, 04/07/25	65,000	63,369
4.350%, 01/17/27	51,000	48,925
Hyundai Capital America
1.150%, 11/10/22 (144A)	181,000	179,705
1.300%, 01/08/26 (144A)	50,000	44,376
1.500%, 06/15/26 (144A)	35,000	30,971
1.800%, 10/15/25 (144A)	250,000	228,646
1.800%, 01/10/28 (144A)	100,000	84,400
2.375%, 10/15/27 (144A)	70,000	61,578
2.850%, 11/01/22 (144A)	130,000	129,669
Nissan Motor Co., Ltd.
3.522%, 09/17/25 (144A)	220,000	208,148
4.345%, 09/17/27 (144A)	200,000	183,550
Stellantis Finance U.S., Inc.
1.711%, 01/29/27 (144A)	200,000	173,911

		1,789,049

Auto Parts & Equipment—0.0%
Lear Corp. 2.600%, 01/15/32	45,000	35,104

Banks—1.1%
AIB Group plc 4.750%, 10/12/23 (144A)	250,000	250,177
Banco Santander S.A. 2.746%, 05/28/25	200,000	189,379

Banks—(Continued)
Bank of America Corp.
2.551%, SOFR + 1.050%, 02/04/28 (e)	780,000	709,385
2.572%, SOFR + 1.210%, 10/20/32 (e)	670,000	552,624
2.676%, SOFR + 1.930%, 06/19/41 (e)	130,000	93,537
2.687%, SOFR + 1.320%, 04/22/32 (e)	240,000	201,484
2.972%, SOFR + 1.330%, 02/04/33 (e)	105,000	89,452
3.093%, 3M LIBOR + 1.090%, 10/01/25 (e)	200,000	193,529
3.384%, SOFR + 1.330%, 04/02/26 (e)	165,000	159,935
3.705%, 3M LIBOR + 1.512%, 04/24/28 (e)	300,000	285,975
3.824%, 3M LIBOR + 1.575%, 01/20/28 (e)	300,000	287,664
4.376%, SOFR + 1.580%, 04/27/28 (e)	145,000	142,748
Bank of Ireland Group plc 2.029%, 1Y H15 + 1.100%, 09/30/27 (144A) (e)	200,000	173,828
Bank of Montreal 3.803%, 5Y USD Swap + 1.432%, 12/15/32 (e)	100,000	92,689
Barclays plc 1.007%, 1Y H15 + 0.800%, 12/10/24 (e)	200,000	189,817
BNP Paribas S.A.
2.159%, SOFR + 1.218%, 09/15/29 (144A) (e)	200,000	167,289
2.588%, 5Y H15 + 2.050%, 08/12/35 (144A) (e)	200,000	157,423
3.052%, SOFR + 1.507%, 01/13/31 (144A) (e)	270,000	232,938
BPCE S.A. 3.116%, SOFR + 1.730%, 10/19/32 (144A) (e)	250,000	201,436
Citigroup, Inc.
2.520%, SOFR + 1.177%, 11/03/32 (e)	365,000	296,144
2.561%, SOFR + 1.167%, 05/01/32 (e)	240,000	197,607
3.057%, SOFR + 1.351%, 01/25/33 (e)	71,000	60,183
3.668%, 3M LIBOR + 1.390%, 07/24/28 (e)	745,000	703,323
3.887%, 3M LIBOR + 1.563%, 01/10/28 (e)	300,000	288,436
4.400%, 06/10/25	120,000	119,821
Cooperative Rabobank UA 3.750%, 07/21/26	315,000	300,354
Credit Agricole S.A. 1.247%, SOFR + 0.892%, 01/26/27 (144A) (e)	250,000	220,076
Credit Suisse Group AG
1.305%, SOFR + 0.980%, 02/02/27 (144A) (e)	250,000	214,884
4.282%, 01/09/28 (144A) (b)	380,000	354,750
Danske Bank A/S 1.171%, 1Y H15 + 1.030%, 12/08/23 (144A) (e)	275,000	271,331
Deutsche Bank AG 2.129%, SOFR + 1.870%, 11/24/26 (e)	150,000	133,181
Goldman Sachs Group, Inc. (The)
1.948%, SOFR + 0.913%, 10/21/27 (e)	1,050,000	929,305
2.383%, SOFR + 1.248%, 07/21/32 (e)	400,000	323,463
2.640%, SOFR + 1.114%, 02/24/28 (e)	124,000	112,540
3.272%, 3M LIBOR + 1.201%, 09/29/25 (e)	350,000	340,049
4.411%, 3M LIBOR + 1.430%, 04/23/39 (e)	140,000	127,073
HSBC Holdings plc
2.206%, SOFR + 1.285%, 08/17/29 (b) (e)	200,000	167,985
2.357%, SOFR + 1.947%, 08/18/31 (b) (e)	200,000	162,111
4.292%, 3M LIBOR + 1.348%, 09/12/26 (e)	250,000	244,247
6.500%, 09/15/37	100,000	106,694
Lloyds Banking Group plc
1.627%, 1Y H15 + 0.850%, 05/11/27 (e)	200,000	177,741
4.375%, 03/22/28	283,000	274,979

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-13

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Macquarie Group, Ltd. 1.340%, SOFR + 1.069%, 01/12/27 (144A) (e)	60,000	$52,734
Mitsubishi UFJ Financial Group, Inc. 3.751%, 07/18/39	250,000	216,726
Mizuho Financial Group, Inc.
1.234%, 1Y H15 + 0.670%, 05/22/27 (e)	200,000	174,708
2.869%, SOFR + 1.572%, 09/13/30 (e)	200,000	173,690
Morgan Stanley
1.794%, SOFR + 1.034%, 02/13/32 (e)	440,000	346,103
3.591%, 3M LIBOR + 1.340%, 07/22/28 (e)	1,000,000	946,676
4.300%, 01/27/45	70,000	62,155
National Australia Bank, Ltd. 3.933%, 5Y H15 + 1.880%, 08/02/34 (144A) (e)	390,000	353,554
NatWest Group plc
3.754%, 5Y H15 + 2.100%, 11/01/29 (e)	200,000	192,078
4.269%, 3M LIBOR + 1.762%, 03/22/25 (e)	200,000	197,944
4.892%, 3M LIBOR + 1.754%, 05/18/29 (e)	200,000	193,820
Northern Trust Corp. 3.375%, 3M LIBOR + 1.131%, 05/08/32 (e)	100,000	94,144
Santander UK Group Holdings plc 1.673%, SOFR + 0.989%, 06/14/27 (e)	200,000	174,573
Societe Generale S.A.
1.488%, 1Y H15 + 1.100%, 12/14/26 (144A) (e)	200,000	176,406
4.250%, 04/14/25 (144A)	350,000	342,985
UBS Group AG
1.494%, 1Y H15 + 0.850%, 08/10/27 (144A) (e)	200,000	175,017
4.125%, 09/24/25 (144A)	200,000	198,407
4.488%, 1Y H15 + 1.550%, 05/12/26 (144A) (e)	500,000	498,090
UniCredit S.p.A. 1.982%, 1Y H15 + 1.200%, 06/03/27 (144A) (e)	200,000	172,774
Wells Fargo & Co.
3.196%, 3M LIBOR + 1.170%, 06/17/27 (e)	1,149,000	1,087,745
4.400%, 06/14/46	115,000	100,098
Westpac Banking Corp.
3.133%, 11/18/41	593,000	434,711
4.322%, 5Y USD ICE Swap + 2.236%, 11/23/31 (e)	100,000	96,157

		16,958,881

Beverages—0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.700%, 02/01/36	425,000	407,162
Anheuser-Busch InBev Finance, Inc.
4.700%, 02/01/36	90,000	86,222
Anheuser-Busch InBev Worldwide, Inc.
4.439%, 10/06/48	235,000	206,109
4.600%, 06/01/60	70,000	61,188
Constellation Brands, Inc.
5.250%, 11/15/48	25,000	24,542
Keurig Dr Pepper, Inc.
3.430%, 06/15/27	75,000	71,644

		856,867

Biotechnology—0.0%
Amgen, Inc.
2.300%, 02/25/31	200,000	170,015

Biotechnology—(Continued)
Biogen, Inc.
2.250%, 05/01/30 (b)	68,000	55,733
Gilead Sciences, Inc.
2.600%, 10/01/40	150,000	109,664
Regeneron Pharmaceuticals, Inc.
1.750%, 09/15/30	250,000	200,436
Royalty Pharma plc
1.200%, 09/02/25	54,000	48,140
2.150%, 09/02/31	80,000	62,423

		646,411

Building Materials—0.0%
Lennox International, Inc.
1.700%, 08/01/27	160,000	139,829
Martin Marietta Materials, Inc.
3.200%, 07/15/51	50,000	35,445
3.450%, 06/01/27	100,000	95,414
Masco Corp.
2.000%, 10/01/30	50,000	39,504
6.500%, 08/15/32	150,000	161,394

		471,586

Chemicals—0.1%
Celanese U.S. Holdings LLC
3.500%, 05/08/24	139,000	137,316
CF Industries, Inc.
4.950%, 06/01/43	190,000	172,520
DuPont de Nemours, Inc.
5.319%, 11/15/38	120,000	118,785
Eastman Chemical Co.
4.500%, 12/01/28	150,000	147,212
International Flavors & Fragrances, Inc.
3.468%, 12/01/50 (144A)	187,000	136,241
Nutrien, Ltd.
4.200%, 04/01/29	50,000	48,571
5.000%, 04/01/49	75,000	74,634

		835,279

Commercial Services—0.1%
Ford Foundation (The)
2.815%, 06/01/70	55,000	37,814
Global Payments, Inc.
2.900%, 05/15/30	42,000	35,439
2.900%, 11/15/31 (b)	83,000	67,972
3.200%, 08/15/29	99,000	86,514
Pepperdine University
3.301%, 12/01/59	100,000	74,077
Quanta Services, Inc.
2.350%, 01/15/32	115,000	89,068
2.900%, 10/01/30	180,000	148,294
S&P Global, Inc.
2.900%, 03/01/32 (144A)	81,000	72,189
4.250%, 05/01/29 (144A)	147,000	145,368

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-14

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—(Continued)
Triton Container International, Ltd.
1.150%, 06/07/24 (144A)	115,000	$107,661
University of Southern California
3.226%, 10/01/2120	100,000	66,830

		931,226

Computers—0.1%
Apple, Inc.
2.700%, 08/05/51 (b)	480,000	357,998
CGI, Inc.
2.300%, 09/14/31	156,000	125,162
Dell International LLC / EMC Corp.
5.450%, 06/15/23	142,000	143,435
6.020%, 06/15/26	215,000	223,161
Leidos, Inc.
2.300%, 02/15/31	55,000	43,816

		893,572

Cosmetics/Personal Care—0.0%
GSK Consumer Healthcare Capital U.S. LLC
3.375%, 03/24/29 (144A)	250,000	233,879

Diversified Financial Services—0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.750%, 01/30/26	551,000	481,592
4.450%, 04/03/26 (b)	150,000	143,238
4.500%, 09/15/23	245,000	243,828
6.500%, 07/15/25	837,000	856,400
Air Lease Corp.
2.875%, 01/15/26	50,000	45,895
3.000%, 09/15/23	60,000	58,658
3.250%, 10/01/29	150,000	126,365
3.375%, 07/01/25	261,000	245,778
Aviation Capital Group LLC
3.875%, 05/01/23 (144A)	100,000	99,136
4.125%, 08/01/25 (144A)	80,000	76,019
Avolon Holdings Funding, Ltd.
2.125%, 02/21/26 (144A)	70,000	60,516
2.528%, 11/18/27 (144A)	382,000	311,382
2.875%, 02/15/25 (144A)	164,000	150,850
4.250%, 04/15/26 (144A)	105,000	97,235
4.375%, 05/01/26 (144A)	145,000	134,325
5.500%, 01/15/26 (144A)	185,000	179,503
BOC Aviation, Ltd.
2.750%, 09/18/22 (144A)	220,000	219,672
Brookfield Finance, Inc.
4.850%, 03/29/29	137,000	135,675
GTP Acquisition Partners I LLC
3.482%, 06/15/50 (144A)	325,000	320,033
Mitsubishi HC Capital, Inc.
3.559%, 02/28/24 (144A)	200,000	198,362
Nomura Holdings, Inc.
2.648%, 01/16/25	375,000	357,730
Nuveen LLC
4.000%, 11/01/28 (144A)	100,000	97,594

Diversified Financial Services—(Continued)
Park Aerospace Holdings, Ltd.
4.500%, 03/15/23 (144A)	190,000	189,304
5.500%, 02/15/24 (144A)	10,000	9,919

		4,839,009

Electric—0.3%
AEP Transmission Co. LLC
3.150%, 09/15/49	30,000	22,762
Alexander Funding Trust
1.841%, 11/15/23 (144A)	200,000	191,481
Ameren Illinois Co.
4.500%, 03/15/49	225,000	216,609
Arizona Public Service Co.
4.700%, 01/15/44	50,000	45,051
Ausgrid Finance Pty, Ltd.
3.850%, 05/01/23 (144A)	150,000	149,969
Baltimore Gas & Electric Co.
3.200%, 09/15/49	205,000	158,795
Cleveland Electric Illuminating Co. (The)
4.550%, 11/15/30 (144A)	60,000	59,469
Consolidated Edison Co. of New York, Inc.
4.650%, 12/01/48	150,000	141,511
Constellation Energy Generation LLC
5.750%, 10/01/41	120,000	116,167
Duke Energy Progress LLC
2.900%, 08/15/51	315,000	231,986
3.700%, 10/15/46	120,000	101,847
Duquesne Light Holdings, Inc.
3.616%, 08/01/27 (144A)	150,000	139,311
Edison International
3.550%, 11/15/24	251,000	244,875
5.750%, 06/15/27	55,000	55,818
Emera U.S. Finance L.P.
4.750%, 06/15/46 (b)	110,000	96,816
Entergy Louisiana LLC
2.900%, 03/15/51	145,000	104,511
Entergy Mississippi LLC
3.850%, 06/01/49	120,000	102,773
Evergy, Inc.
2.900%, 09/15/29	235,000	207,399
Eversource Energy
4.600%, 07/01/27	209,000	210,672
Fells Point Funding Trust
3.046%, 01/31/27 (144A)	245,000	225,921
ITC Holdings Corp.
2.950%, 05/14/30 (144A)	170,000	149,868
Jersey Central Power & Light Co.
4.300%, 01/15/26 (144A)	115,000	113,583
6.150%, 06/01/37	100,000	106,475
Metropolitan Edison Co.
4.000%, 04/15/25 (144A)	9,000	8,853
NextEra Energy Capital Holdings, Inc.
5.000%, 07/15/32	365,000	373,943
NRG Energy, Inc.
2.000%, 12/02/25 (144A)	90,000	81,463
2.450%, 12/02/27 (144A)	100,000	85,863
4.450%, 06/15/29 (144A)	100,000	89,570

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-15

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
OGE Energy Corp.
0.703%, 05/26/23	60,000	$58,467
Oklahoma Gas and Electric Co.
0.553%, 05/26/23	70,000	68,018
Pacific Gas and Electric Co.
1.367%, 03/10/23	110,000	108,311
1.700%, 11/15/23	75,000	72,277
2.950%, 03/01/26	55,000	49,970
3.250%, 02/16/24	210,000	204,534
3.450%, 07/01/25	90,000	84,633
3.750%, 08/15/42	37,000	25,008
4.300%, 03/15/45	60,000	43,621
4.500%, 07/01/40	877	680
4.550%, 07/01/30	78	69
PG&E Energy Recovery Funding LLC
2.822%, 07/15/46	18,000	13,929
PG&E Wildfire Recovery Funding LLC
4.263%, 06/01/36	65,000	65,376
Public Service Co. of Oklahoma
3.150%, 08/15/51	155,000	113,600
6.625%, 11/15/37	100,000	112,414
Puget Energy, Inc.
2.379%, 06/15/28	60,000	52,454
San Diego Gas & Electric Co.
2.950%, 08/15/51	230,000	169,592
Southern California Edison Co.
4.050%, 03/15/42	150,000	123,499
Southern Power Co.
5.150%, 09/15/41	100,000	94,089
Southwestern Electric Power Co.
3.900%, 04/01/45	40,000	32,017
Tucson Electric Power Co.
4.850%, 12/01/48	150,000	143,553

		5,469,472

Electronics—0.0%
Arrow Electronics, Inc. 3.875%, 01/12/28	80,000	76,112

Food—0.0%
Campbell Soup Co.
3.125%, 04/24/50	28,000	19,778
Kraft Heinz Foods Co.
4.375%, 06/01/46	64,000	53,338
4.625%, 10/01/39	85,000	74,595
Kroger Co. (The)
4.450%, 02/01/47	120,000	108,368
Smithfield Foods, Inc.
3.000%, 10/15/30 (144A)	200,000	165,799
5.200%, 04/01/29 (144A)	150,000	147,336
Tyson Foods, Inc.
4.875%, 08/15/34	60,000	60,348

		629,562

Gas—0.1%
APT Pipelines, Ltd.
4.200%, 03/23/25 (144A)	100,000	99,160
4.250%, 07/15/27 (144A)	70,000	68,078
Atmos Energy Corp.
4.125%, 03/15/49	145,000	131,293
Brooklyn Union Gas Co. (The)
3.865%, 03/04/29 (144A)	170,000	159,936
NiSource, Inc.
1.700%, 02/15/31	100,000	78,173
ONE Gas, Inc.
4.500%, 11/01/48	142,000	126,750
Southern Co. Gas Capital Corp.
3.950%, 10/01/46	185,000	151,309

		814,699

Healthcare-Products—0.0%
Boston Scientific Corp.
4.550%, 03/01/39	60,000	56,005
DH Europe Finance II Sarl
3.250%, 11/15/39	115,000	95,398
Thermo Fisher Scientific, Inc.
2.000%, 10/15/31	140,000	117,374
Zimmer Biomet Holdings, Inc.
2.600%, 11/24/31	123,000	100,677

		369,454

Healthcare-Services—0.1%
Anthem, Inc.
4.101%, 03/01/28	140,000	138,547
Children’s Hospital Corp. (The)
2.928%, 07/15/50	100,000	71,023
CommonSpirit Health
1.547%, 10/01/25	65,000	59,957
2.782%, 10/01/30	70,000	60,496
3.910%, 10/01/50	65,000	52,172
Cottage Health Obligated Group
3.304%, 11/01/49	110,000	88,723
Hartford HealthCare Corp.
3.447%, 07/01/54	240,000	193,562
HCA, Inc.
3.500%, 07/15/51	21,000	14,342
4.625%, 03/15/52 (144A) (b)	84,000	67,205
5.125%, 06/15/39	110,000	96,263
5.250%, 06/15/26	335,000	333,299
MidMichigan Health
3.409%, 06/01/50	40,000	31,940
NYU Langone Hospitals
3.380%, 07/01/55	90,000	68,258
Piedmont Healthcare, Inc.
2.864%, 01/01/52	95,000	68,480
Universal Health Services, Inc.
2.650%, 10/15/30 (144A)	159,000	127,159
Yale-New Haven Health Services Corp.
2.496%, 07/01/50	110,000	75,777

		1,547,203

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-16

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Holding Companies-Diversified—0.0%
CK Hutchison International 19, Ltd.
3.625%, 04/11/29 (144A) (b)	205,000	$196,846

Home Builders—0.0%
Lennar Corp.
4.500%, 04/30/24	45,000	44,897
MDC Holdings, Inc.
2.500%, 01/15/31	165,000	121,790

		166,687

Insurance—0.1%
AIA Group, Ltd.
3.900%, 04/06/28 (144A)	210,000	207,915
Athene Global Funding
0.950%, 01/08/24 (144A)	55,000	52,196
1.450%, 01/08/26 (144A)	65,000	57,810
2.500%, 01/14/25 (144A)	16,000	15,212
2.950%, 11/12/26 (144A)	370,000	340,057
Berkshire Hathaway Finance Corp.
3.850%, 03/15/52	85,000	72,765
4.400%, 05/15/42	200,000	188,293
Corebridge Financial, Inc.
3.850%, 04/05/29 (144A)	55,000	50,827
F&G Global Funding
1.750%, 06/30/26 (144A)	80,000	70,848
Hanover Insurance Group, Inc. (The)
2.500%, 09/01/30	70,000	58,418
Hartford Financial Services Group, Inc. (The)
4.300%, 04/15/43	25,000	22,125
6.100%, 10/01/41	25,000	27,156
Intact U.S. Holdings, Inc.
4.600%, 11/09/22	150,000	150,600
New York Life Global Funding
3.000%, 01/10/28 (144A) (b)	125,000	118,317
New York Life Insurance Co.
4.450%, 05/15/69 (144A)	75,000	64,228
Northwestern Mutual Global Funding
1.700%, 06/01/28 (144A)	85,000	74,975
Pacific Life Insurance Co.
4.300%, 3M LIBOR + 2.796%, 10/24/67 (144A) (e)	97,000	81,756
Prudential Insurance Co. of America (The)
8.300%, 07/01/25 (144A)	250,000	276,670
Teachers Insurance & Annuity Association of America
4.270%, 05/15/47 (144A)	100,000	89,009

		2,019,177

Internet—0.0%
Amazon.com, Inc.
3.950%, 04/13/52	280,000	258,699

Machinery-Diversified—0.0%
Otis Worldwide Corp.
2.565%, 02/15/30	235,000	203,007

Media—0.1%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
3.500%, 03/01/42	105,000	72,864
3.700%, 04/01/51	285,000	192,858
4.800%, 03/01/50	240,000	190,166
Comcast Corp.
2.887%, 11/01/51	439,000	313,608
2.987%, 11/01/63	80,000	54,566
3.250%, 11/01/39	115,000	94,518
3.450%, 02/01/50	190,000	151,134
Discovery Communications LLC
5.200%, 09/20/47	215,000	184,422
Time Warner Cable LLC
6.550%, 05/01/37	50,000	50,064
6.750%, 06/15/39	265,000	263,466

		1,567,666

Metal Fabricate/Hardware—0.0%
Precision Castparts Corp.
4.200%, 06/15/35	60,000	59,072

Mining—0.0%
Glencore Funding LLC
2.500%, 09/01/30 (144A)	200,000	162,925
4.125%, 05/30/23 (144A)	61,000	60,792

		223,717

Miscellaneous Manufacturing—0.0%
Eaton Corp.
5.800%, 03/15/37	100,000	108,028
GE Capital International Funding Co., Unlimited Co.
4.418%, 11/15/35	215,000	200,809
Siemens Financieringsmaatschappij NV
2.350%, 10/15/26 (144A)	250,000	233,134

		541,971

Oil & Gas—0.1%
BP Capital Markets America, Inc.
2.939%, 06/04/51	505,000	361,075
Diamondback Energy, Inc.
3.250%, 12/01/26	80,000	78,051
Eni USA, Inc.
7.300%, 11/15/27	100,000	111,906
Exxon Mobil Corp.
2.995%, 08/16/39	140,000	114,295
3.095%, 08/16/49	175,000	136,648
HF Sinclair Corp.
2.625%, 10/01/23 (144A)	120,000	116,534
5.875%, 04/01/26 (144A)	56,000	56,484
Marathon Petroleum Corp.
4.700%, 05/01/25	23,000	23,269
Phillips 66 Co.
3.150%, 12/15/29 (144A)	40,000	35,926
4.900%, 10/01/46 (144A)	80,000	75,809

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-17

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Pioneer Natural Resources Co.
1.900%, 08/15/30	150,000	$122,508
Suncor Energy, Inc.
5.350%, 07/15/33	150,000	149,447
TotalEnergies Capital International S.A.
2.986%, 06/29/41	200,000	157,559
3.127%, 05/29/50	95,000	72,618
3.461%, 07/12/49	55,000	44,457
Valero Energy Corp.
2.150%, 09/15/27	110,000	97,907

		1,754,493

Oil & Gas Services—0.0%
Baker Hughes Holding LLC / Baker Hughes Co-Obligor, Inc.
3.138%, 11/07/29	170,000	153,538
Baker Hughes Holdings LLC
5.125%, 09/15/40	25,000	24,498
Halliburton Co.
3.800%, 11/15/25	3,000	2,970
Schlumberger Holdings Corp.
3.900%, 05/17/28 (144A)	80,000	75,589

		256,595

Packaging & Containers—0.0%
Graphic Packaging International LLC
1.512%, 04/15/26 (144A)	115,000	103,791
Packaging Corp. of America
4.050%, 12/15/49	135,000	111,842

		215,633

Pharmaceuticals—0.2%
AbbVie, Inc.
4.050%, 11/21/39	300,000	267,519
4.400%, 11/06/42	205,000	186,304
4.450%, 05/14/46	45,000	40,820
4.550%, 03/15/35	60,000	58,362
4.625%, 10/01/42	90,000	83,033
AstraZeneca plc
4.000%, 09/18/42	40,000	36,847
6.450%, 09/15/37	50,000	60,039
Bristol-Myers Squibb Co.
4.125%, 06/15/39	105,000	100,286
4.550%, 02/20/48	150,000	146,736
CVS Health Corp.
4.300%, 03/25/28	66,000	65,302
5.050%, 03/25/48	175,000	167,519
5.300%, 12/05/43	200,000	199,725
CVS Pass-Through Trust
4.704%, 01/10/36 (144A)	256,245	245,637
5.880%, 01/10/28	271,454	285,607
8.353%, 07/10/31 (144A)	124,598	142,496
Takeda Pharmaceutical Co., Ltd.
3.025%, 07/09/40	515,000	396,366
3.175%, 07/09/50	200,000	149,692

Pharmaceuticals—(Continued)
Zoetis, Inc.
2.000%, 05/15/30	140,000	117,206

		2,749,496

Pipelines—0.2%
Cameron LNG LLC
3.701%, 01/15/39 (144A)	163,000	137,467
Cheniere Corpus Christi Holdings LLC
3.700%, 11/15/29	80,000	73,176
DT Midstream, Inc.
4.300%, 04/15/32 (144A)	160,000	146,691
Energy Transfer L.P.
4.150%, 09/15/29 (b)	90,000	82,388
4.400%, 03/15/27	70,000	67,789
4.750%, 01/15/26	46,000	45,828
4.950%, 05/15/28	80,000	78,198
4.950%, 01/15/43	150,000	123,958
5.500%, 06/01/27	36,000	36,540
6.250%, 04/15/49	70,000	67,852
Enterprise Products Operating LLC
4.950%, 10/15/54	33,000	30,099
Flex Intermediate Holdco LLC
3.363%, 06/30/31 (144A)	140,000	114,313
4.317%, 12/30/39 (144A)	60,000	46,564
Gray Oak Pipeline LLC
3.450%, 10/15/27 (144A)	500,000	457,123
Kinder Morgan Energy Partners L.P.
5.000%, 08/15/42	170,000	148,845
Kinder Morgan, Inc.
5.050%, 02/15/46	80,000	71,583
ONEOK Partners L.P.
5.000%, 09/15/23	70,000	70,728
6.650%, 10/01/36	140,000	142,565
Plains All American Pipeline L.P. / PAA Finance Corp.
3.850%, 10/15/23	113,000	112,348
4.700%, 06/15/44	120,000	94,939
Sabine Pass Liquefaction LLC
4.500%, 05/15/30 (b)	105,000	100,623
Southern Natural Gas Co. LLC
4.800%, 03/15/47 (144A)	102,000	90,039
8.000%, 03/01/32	70,000	81,812
Targa Resources Corp.
4.200%, 02/01/33	40,000	36,234
5.200%, 07/01/27	209,000	209,904
Texas Eastern Transmission L.P.
3.500%, 01/15/28 (144A)	45,000	42,425
TransCanada PipeLines, Ltd.
6.200%, 10/15/37	130,000	141,272
Williams Cos., Inc. (The)
2.600%, 03/15/31	100,000	83,696

		2,934,999

Real Estate—0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust
3.875%, 03/20/27 (144A)	243,000	236,640

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-18

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—0.2%
Alexandria Real Estate Equities, Inc.
3.800%, 04/15/26	23,000	$22,536
4.000%, 02/01/50	111,000	91,550
American Campus Communities Operating Partnership L.P.
3.625%, 11/15/27	150,000	147,181
American Tower Corp.
1.500%, 01/31/28	150,000	124,721
1.875%, 10/15/30	130,000	101,135
2.950%, 01/15/51 (b)	39,000	26,406
3.100%, 06/15/50	61,000	42,169
3.700%, 10/15/49	210,000	157,626
American Tower Trust
3.652%, 03/15/48 (144A)	160,000	157,941
Boston Properties L.P.
4.500%, 12/01/28	100,000	97,225
Brixmor Operating Partnership L.P.
2.250%, 04/01/28	80,000	68,603
2.500%, 08/16/31	45,000	35,287
3.850%, 02/01/25	60,000	59,040
Corporate Office Properties L.P.
2.750%, 04/15/31	132,000	106,726
Crown Castle International Corp.
4.450%, 02/15/26	100,000	98,969
Equinix, Inc.
2.900%, 11/18/26	135,000	125,461
ERP Operating L.P.
4.150%, 12/01/28	120,000	117,813
Essex Portfolio L.P.
2.650%, 03/15/32	120,000	99,624
Goodman U.S. Finance Three LLC
3.700%, 03/15/28 (144A)	110,000	105,295
Healthcare Trust of America Holdings L.P.
2.000%, 03/15/31	80,000	62,012
3.100%, 02/15/30	200,000	172,321
Healthpeak Properties, Inc.
2.125%, 12/01/28	142,000	122,634
3.000%, 01/15/30	110,000	97,108
3.500%, 07/15/29	118,000	108,769
Life Storage L.P.
2.400%, 10/15/31	55,000	43,771
4.000%, 06/15/29	137,000	126,353
National Retail Properties, Inc.
4.000%, 11/15/25	100,000	99,472
Office Properties Income Trust
3.450%, 10/15/31	95,000	71,161
Physicians Realty L.P.
2.625%, 11/01/31	55,000	44,273
Public Storage
1.950%, 11/09/28	66,000	57,064
2.250%, 11/09/31 (b)	55,000	45,461
Realty Income Corp.
3.875%, 04/15/25	60,000	59,555
Regency Centers L.P.
2.950%, 09/15/29	195,000	171,337
Sabra Health Care L.P.
3.200%, 12/01/31	90,000	71,425

Real Estate Investment Trusts—(Continued)
Safehold Operating Partnership L.P.
2.850%, 01/15/32	167,000	134,052
SITE Centers Corp.
4.700%, 06/01/27	60,000	59,199
UDR, Inc.
3.000%, 08/15/31	40,000	34,177
3.500%, 07/01/27	100,000	95,319
Ventas Realty L.P.
4.875%, 04/15/49	88,000	81,404
Welltower, Inc.
2.700%, 02/15/27 (b)	57,000	52,640
3.100%, 01/15/30 (b)	90,000	79,703
WP Carey, Inc.
2.250%, 04/01/33	135,000	103,673
2.450%, 02/01/32	70,000	56,299

		3,834,490

Retail—0.1%
7-Eleven, Inc.
1.300%, 02/10/28 (144A)	56,000	46,567
2.500%, 02/10/41 (144A)	196,000	132,752
Alimentation Couche-Tard, Inc.
3.439%, 05/13/41 (144A)	20,000	14,961
3.625%, 05/13/51 (144A)	25,000	18,104
3.800%, 01/25/50 (144A)	135,000	101,862
AutoZone, Inc.
1.650%, 01/15/31	180,000	141,140
Lowe’s Cos., Inc.
3.000%, 10/15/50	105,000	73,162
3.750%, 04/01/32	100,000	92,777
McDonald’s Corp.
6.300%, 10/15/37	90,000	103,166
Nordstrom, Inc.
4.250%, 08/01/31	121,000	91,697
O’Reilly Automotive, Inc.
3.550%, 03/15/26	60,000	59,472

		875,660

Semiconductors—0.1%
Advanced Micro Devices, Inc.
2.375%, 06/01/30 (b)	261,000	230,146
Analog Devices, Inc.
2.800%, 10/01/41	96,000	75,215
Broadcom, Inc.
1.950%, 02/15/28 (144A)	265,000	225,644
3.137%, 11/15/35 (144A)	270,000	205,033
3.187%, 11/15/36 (144A)	120,000	91,221
KLA Corp.
3.300%, 03/01/50	100,000	79,200
4.650%, 07/15/32	221,000	225,451
Marvell Technology, Inc.
2.950%, 04/15/31	70,000	58,700
Microchip Technology, Inc.
0.972%, 02/15/24 (b)	145,000	137,673
0.983%, 09/01/24	124,000	115,635

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-19

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Semiconductors—(Continued)
NXP B.V. / NXP Funding LLC / NXP USA, Inc.
2.500%, 05/11/31	145,000	$119,196
3.250%, 05/11/41	150,000	112,908
QUALCOMM, Inc.
4.500%, 05/20/52	100,000	98,460

		1,774,482

Software—0.1%
Activision Blizzard, Inc.
1.350%, 09/15/30	101,000	81,090
Fiserv, Inc.
4.400%, 07/01/49	60,000	51,565
Oracle Corp.
3.600%, 04/01/40	300,000	224,190
Roper Technologies, Inc.
2.000%, 06/30/30 (b)	240,000	193,264
Take-Two Interactive Software, Inc.
3.550%, 04/14/25	55,000	54,097
VMware, Inc.
1.400%, 08/15/26	172,000	152,170
4.650%, 05/15/27	55,000	54,716
Workday, Inc.
3.500%, 04/01/27	114,000	109,018

		920,110

Telecommunications—0.2%
AT&T, Inc.
1.650%, 02/01/28	50,000	43,256
2.250%, 02/01/32 (b)	505,000	412,577
2.300%, 06/01/27	210,000	191,697
3.500%, 06/01/41	115,000	91,825
3.550%, 09/15/55	173,000	129,618
Corning, Inc.
3.900%, 11/15/49	252,000	201,919
Crown Castle Towers LLC
3.663%, 05/15/45 (144A)	225,000	220,054
Rogers Communications, Inc.
4.550%, 03/15/52 (144A)	75,000	65,862
T-Mobile USA, Inc.
3.875%, 04/15/30	190,000	177,319
Telefonica Emisiones S.A.U.
4.665%, 03/06/38	150,000	132,389
Verizon Communications, Inc.
2.100%, 03/22/28	140,000	124,351
2.355%, 03/15/32	145,000	120,225
2.650%, 11/20/40	119,000	87,294
4.125%, 03/16/27 (b)	200,000	199,517
Vodafone Group plc
6.250%, 11/30/32	160,000	174,898

		2,372,801

Toys/Games/Hobbies—0.0%
Hasbro, Inc.
3.900%, 11/19/29	149,000	136,822

Transportation—0.0%
Burlington Northern Santa Fe LLC
3.550%, 02/15/50	69,000	57,599
Canadian Pacific Railway Co.
5.750%, 03/15/33	120,000	131,917
CSX Corp.
4.750%, 11/15/48	95,000	92,761
6.150%, 05/01/37	60,000	67,307
JB Hunt Transport Services, Inc.
3.875%, 03/01/26	80,000	79,169
Kansas City Southern
4.700%, 05/01/48	80,000	75,402
Norfolk Southern Corp.
3.050%, 05/15/50	150,000	109,889
Union Pacific Corp.
4.100%, 09/15/67	70,000	59,390

		673,434

Total Corporate Bonds & Notes (Cost $76,276,588)		68,549,176

Convertible Preferred Stocks—2.2%

Banks—0.2%
Bank of America Corp. 7.250%, 12/31/49 (b)	2,791	3,361,759

Capital Markets—0.4%
KKR & Co., Inc. 6.000%, 09/15/23 (b)	101,635	5,942,598

Diversified Financial Services—0.1%
AMG Capital Trust II 5.150%, 10/15/37	39,936	1,996,800

Life Sciences Tools & Services—0.9%
Danaher Corp. 5.000%, 04/15/23 (b)	11,237	14,868,911

Machinery—0.6%
Stanley Black & Decker, Inc. 5.250%, 11/15/22 (b)	129,927	8,755,781

Total Convertible Preferred Stocks (Cost $46,149,941)		34,925,849

Asset-Backed Securities—1.7%

Asset-Backed - Automobile—0.5%
American Credit Acceptance Receivables Trust
4.410%, 06/13/28 (144A)	550,000	537,897
Avis Budget Rental Car Funding AESOP LLC
4.000%, 03/20/25 (144A)	500,000	499,764
Carmax Auto Owner Trust
3.360%, 09/15/23	1,031	1,032
CarNow Auto Receivables Trust 2021-2
1.300%, 01/15/26 (144A)	430,000	419,697

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-20

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Automobile—(Continued)
Credit Acceptance Auto Loan Trust
2.390%, 04/16/29 (144A)	535,000	$525,557
Drive Auto Receivables Trust
4.090%, 01/15/26	103,830	104,201
4.090%, 06/15/26	87,775	87,914
DT Auto Owner Trust
0.870%, 05/17/27 (144A)	266,000	249,822
2.730%, 07/15/25 (144A)	248,808	248,701
4.220%, 01/15/27 (144A)	600,000	594,258
Exeter Automobile Receivables Trust
3.110%, 08/15/25 (144A)	530,000	526,582
5.300%, 09/15/27	560,000	562,558
6.760%, 09/15/28	700,000	708,082
Flagship Credit Auto Trust
3.790%, 12/16/24 (144A)	52,790	52,847
4.080%, 02/18/25 (144A)	625,000	621,579
4.110%, 10/15/24 (144A)	184,037	184,281
GLS Auto Receivables Trust
3.970%, 01/18/28 (144A)	500,000	471,725
Sonoran Auto Receivables Trust
4.750%, 06/15/25	186,817	184,015
Tricolor Auto Securitization Trust
4.875%, 11/15/26 (144A)	72,608	72,599
US Auto Funding Trust
5.130%, 12/15/25	700,000	678,815
Westlake Automobile Receivables Trust
5.480%, 09/15/27 (144A)	1,000,000	997,279

		8,329,205

Asset-Backed - Other—1.2%
American Homes 4 Rent Trust
3.786%, 10/17/36 (144A)	177,178	176,064
4.691%, 10/17/52 (144A)	100,000	99,247
4.705%, 10/17/36 (144A)	100,000	100,616
AMSR Trust
1.355%, 11/17/37 (144A)	582,000	537,262
3.218%, 04/17/37 (144A)	700,000	663,797
Business Jet Securities LLC
2.162%, 04/15/36 (144A)	175,115	158,323
2.981%, 11/15/35 (144A)	167,291	153,472
BXG Receivables Note Trust
4.440%, 02/02/34 (144A)	317,853	309,752
Cars Net Lease Mortgage Notes
3.100%, 12/15/50 (144A)	129,025	118,400
CoreVest American Finance Trust
2.705%, 10/15/52 (144A)	375,206	361,140
3.163%, 10/15/52 (144A)	650,000	580,525
3.880%, 03/15/52 (144A)	320,000	311,776
Diamond Resorts Owner Trust
3.530%, 02/20/32 (144A)	270,620	264,980
4.190%, 01/21/31 (144A)	62,584	62,496
FirstKey Homes Trust
2.668%, 10/19/37 (144A)	650,000	593,731
4.500%, 07/17/39	750,000	678,774
FMC GMSR Issuer Trust
3.620%, 07/25/26 (144A) (e)	400,000	362,074

Asset-Backed - Other—(Continued)
FMC GMSR Issuer Trust
3.690%, 02/25/24	1,065,000	1,049,025
3.850%, 10/25/26 (144A) (e)	360,000	321,458
4.450%, 01/25/26 (144A) (e)	500,000	463,213
6.190%, 04/25/27 (144A)	400,000	388,446
Foundation Finance Trust
3.860%, 11/15/34 (144A)	70,299	69,523
FREED ABS Trust
2.370%, 11/20/28 (144A)	500,000	447,227
5.790%, 08/20/29	720,000	719,988
Lendmark Funding Trust
1.900%, 11/20/31 (144A)	1,100,000	953,855
6.600%, 07/20/32	700,000	704,002
LL ABS Trust
5.050%, 11/15/29 (144A)	400,000	393,802
LP LMS Asset Securitization Trust
1.750%, 01/15/29 (144A)	333,542	325,187
Marlette Funding Trust
1.810%, 12/15/31 (144A)	650,000	577,980
NRZ Excess Spread-Collateralized Notes
3.474%, 11/25/26 (144A)	384,202	357,699
3.844%, 12/25/25 (144A)	299,365	284,238
Oportun Issuance Trust
5.050%, 06/09/31 (144A)	500,000	496,332
Orange Lake Timeshare Trust
3.610%, 04/09/38 (144A)	516,831	496,943
PRET LLC
2.487%, 07/25/51 (144A) (h)	328,187	306,864
Pretium Mortgage Credit Partners LLC
2.240%, 09/27/60 (144A) (h)	383,431	362,953
Progress Residential Trust
1.052%, 04/17/38 (144A)	634,438	563,817
4.550%, 04/17/27	750,000	689,004
5.200%, 04/17/39 (144A)	330,000	310,356
6.618%, 06/17/39	724,000	724,028
SCF Equipment Leasing LLC
3.790%, 11/20/31 (144A)	220,000	205,894
Sierra Timeshare Receivables Funding LLC
2.750%, 08/20/36 (144A)	265,284	254,670
3.120%, 05/20/36 (144A)	146,719	140,746
3.940%, 10/20/38 (144A)	198,587	190,686
Theorem Funding Trust
1.210%, 12/15/27 (144A)	229,348	224,178
Tricon American Homes Trust
3.198%, 03/17/38 (144A)	525,000	495,256
VM DEBT LLC
7.500%, 06/15/24	500,000	505,000
VOLT CI LLC
1.992%, 05/25/51 (144A) (h)	224,591	213,248
VOLT XCVII LLC 2.240%, 04/25/51 (144A) (h)	289,503	275,257

		19,043,304

Total Asset-Backed Securities (Cost $28,021,277)		27,372,509

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-21

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

Mutual Funds—1.5%

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities—1.5%
SPDR Bloomberg High Yield Bond ETF (b) (Cost $26,508,240)	264,866	$24,025,995

Mortgage-Backed Securities—0.6%

Collateralized Mortgage Obligations—0.3%
BVRT Financing Trust
3.084%, 11/10/22	236,881	236,600
Legacy Mortgage Asset Trust
3.200%, 05/25/59 (144A) (h)	519,614	519,169
HOME RE, Ltd.
3.776%, SOFR30A + 2.850%, 10/25/34 (144A) (e)	320,000	318,116
LHOME Mortgage Trust
3.228%, 10/25/24 (144A)	214,541	214,133
Seasoned Credit Risk Transfer Trust
3.250%, 11/25/61	384,568	368,094
3.500%, 03/25/58	679,523	672,759
3.500%, 07/25/58	431,537	420,335
Seasoned Loans Structured Transaction
3.500%, 11/25/28	1,007,802	998,579
Toorak Mortgage Corp.
3.721%, 09/25/22 (h)	105,967	105,460
Towd Point Mortgage Trust
2.918%, 11/30/60 (144A) (e)	572,720	521,760
TVC Mortgage Trust
3.474%, 09/25/24 (144A)	458,556	457,280
VM Master Issuer LLC
5.163%, 05/24/25 (144A) (e)	400,000	381,000

		5,213,285

Commercial Mortgage-Backed Securities—0.3%
Commercial Mortgage Trust
2.896%, 02/10/37 (144A)	650,000	615,399
3.402%, 02/10/37 (144A)	420,000	391,197
CSMC Trust
3.953%, 09/15/37 (144A)	210,000	198,473
GS Mortgage Securities Trust
3.932%, 10/10/35 (144A) (e)	440,000	420,466
MRCD Mortgage Trust
2.718%, 12/15/36 (144A)	1,420,000	1,333,260
One Lincon Street Commercial Mortgage
5.724%, 10/15/30 (144A) (e)	1,200,000	1,218,713
SBALR Commercial Mortgage Trust
2.825%, 02/13/53 (144A)	810,000	721,870
SLG Office Trust
2.585%, 07/15/41 (144A)	390,000	330,807

		5,230,185

Total Mortgage-Backed Securities (Cost $11,021,611)		10,443,470

Preferred Stock—0.2%
Security Description	Shares/ Principal Amount*	Value

Automobiles—0.2%
Volkswagen AG (Cost $5,175,563)	24,003	$3,205,241

Short-Term Investments—15.2%

Mutual Funds—0.0%
State Street U.S. Treasury Liquidity Fund (i)	25,233	25,233

Repurchase Agreement—12.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/22 at 0.350%, due on 07/01/22 with a maturity value of $194,943,357; collateralized by U.S. Treasury Note at 3.000%, maturing 06/30/24, with a market value of $198,840,330.	194,941,462	194,941,462

U.S. Treasury—3.1%
U.S. Treasury Bill
0.418%, 10/13/22 (j) (k) (l)	50,000,000	49,730,575

Total Short-Term Investments (Cost $244,801,234)		244,697,270

Securities Lending Reinvestments (m)—8.4%

Certificates of Deposit—2.0%
Bank of Montreal (Chicago) 2.040%, FEDEFF PRV + 0.460%, 03/02/23 (e)	3,000,000	3,000,185
Bank of Nova Scotia 1.960%, FEDEFF PRV + 0.380%, 01/06/23 (e)	1,000,000	1,000,154
Canadian Imperial Bank of Commerce (NY) 1.760%, SOFR + 0.250%, 02/03/23 (e)	1,000,000	998,406
Commonwealth Bank of Australia 1.910%, SOFR + 0.400%, 11/25/22 (e)	2,000,000	1,999,918
Cooperatieve Rabobank UA 2.080%, SOFR + 0.570%, 09/19/22 (e)	1,000,000	1,000,000
Credit Industriel et Commercial (NY) 1.720%, SOFR + 0.210%, 11/08/22 (e)	2,000,000	1,998,478
Credit Suisse Group AG 1.520%, 08/09/22	1,000,000	999,706
Goldman Sachs Bank USA 1.710%, SOFR + 0.190%, 09/02/22 (e)	2,000,000	1,999,572
Nordea Bank Abp (NY) 1.960%, SOFR + 0.450%, 08/30/22 (e)	2,000,000	2,000,368
Norinchukin Bank 1.790%, SOFR + 0.280%, 08/16/22 (e)	2,000,000	1,999,870
Oversea-Chinese Banking Corp., Ltd. 1.960%, SOFR + 0.440%, 09/26/22 (e)	1,000,000	1,000,243
Royal Bank of Canada 1.760%, SOFR + 0.250%, 01/11/23 (e)	2,000,000	1,997,756
Skandinaviska Enskilda Banken AB 1.630%, 09/02/22	1,000,000	999,373
Standard Chartered Bank (NY) 1.700%, SOFR + 0.190%, 08/25/22 (e)	2,000,000	1,999,343

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-22

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

Securities Lending Reinvestments (m)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Sumitomo Mitsui Banking Corp. 1.960%, SOFR + 0.450%, 09/06/22 (e)	2,000,000	$2,000,326
Svenska Handelsbanken AB 1.870%, SOFR + 0.350%, 10/13/22 (e)	1,000,000	999,971
Toronto-Dominion Bank (The)
1.770%, SOFR + 0.250%, 02/09/23 (e)	1,000,000	1,001,012
2.070%, FEDEFF PRV + 0.490%, 12/23/22 (e)	1,000,000	1,000,630
Westpac Banking Corp. 1.740%, SOFR + 0.230%, 02/17/23 (e)	4,000,000	3,994,368

		31,989,679

Commercial Paper—0.5%
DNB Bank ASA 2.070%, SOFR + 0.550%, 09/07/22 (e)	2,000,000	2,000,764
Liberty Street Funding LLC 1.550%, 07/01/22	3,000,000	2,999,856
Macquarie Bank Ltd. 1.750%, SOFR + 0.230%, 08/04/22 (e)	1,000,000	999,981
UBS AG 2.090%, SOFR + 0.570%, 03/23/23 (e)	2,000,000	2,000,000

		8,000,601

Repurchase Agreements—3.8%
Cantor Fitzgerald & Co. Repurchase Agreement dated 06/30/22 at 1.550%, due on 07/01/22 with a maturity value of $100,004; collateralized by U.S. Government Agency Obligations with rates ranging from 0.295% - 8.000%, maturity dates ranging from 09/15/22 - 02/20/72, and an aggregate market value of $102,000.	100,000	100,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 06/30/22 at 1.870%, due on 08/04/22 with a maturity value of $2,003,636; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.875%, maturity dates ranging from 09/30/26 - 02/15/48, and various Common Stock with an aggregate market value of $2,040,104.	2,000,000	2,000,000
National Bank Financial, Inc. Repurchase Agreement dated 06/30/22 at 1.570%, due on 07/01/22 with a maturity value of $3,000,131; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.375%, maturity dates ranging from 09/22/22 - 11/15/48, and an aggregate market value of $3,064,210.	3,000,000	3,000,000
National Bank of Canada Repurchase Agreement dated 06/30/22 at 1.570%, due on 07/07/22 with a maturity value of $5,201,587; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.375%, maturity dates ranging from 07/31/22 - 08/15/51, and an aggregate market value of $5,311,296.	5,200,000	5,200,000

Repurchase Agreements—(Continued)
Natwest Markets Securities, Inc. Repurchase Agreement dated 06/30/22 at 1.480%, due on 07/01/22 with a maturity value of $14,953,527; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 07/05/22 - 11/15/49, and an aggregate market value of $15,252,599.	14,952,913	14,952,913
NBC Global Finance, Ltd. Repurchase Agreement dated 06/30/22 at 1.735%, due on 07/07/22 with a maturity value of $900,304; collateralized by various Common Stock with an aggregate market value of $1,000,603.	900,000	900,000
Societe Generale
Repurchase Agreement dated 06/30/22 at 1.500%, due on 07/01/22 with a maturity value of $12,000,500; collateralized by U.S. Treasury Obligations with rates ranging from 0.375% - 3.000%, maturity dates ranging from 10/31/22 - 08/15/48, and an aggregate market value of $12,244,590.	12,000,000	12,000,000
Repurchase Agreement dated 06/30/22 at 1.500%, due on 07/01/22 with a maturity value of $1,200,050; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 01/31/23 - 02/15/32, and an aggregate market value of $1,224,459.	1,200,000	1,200,000
Repurchase Agreement dated 06/30/22 at 1.620%, due on 07/01/22 with a maturity value of $3,300,149; collateralized by various Common Stock with an aggregate market value of $3,667,528.	3,300,000	3,300,000
Repurchase Agreement dated 06/30/22 at 1.660%, due on 07/01/22 with a maturity value of $1,000,046; collateralized by various Common Stock with an aggregate market value of $1,111,826.	1,000,000	1,000,000
Repurchase Agreement dated 06/30/22 at 1.670%, due on 07/07/22 with a maturity value of $2,200,714; collateralized by various Common Stock with an aggregate market value of $2,446,017.	2,200,000	2,200,000
TD Prime Services LLC Repurchase Agreement dated 06/30/22 at 1.650%, due on 07/01/22 with a maturity value of $15,000,687; collateralized by various Common Stock with an aggregate market value of $16,524,318.	15,000,000	15,000,000

		60,852,913

Time Deposits—0.6%
Credit Agricole Corp. & Investment Bank (NY) 1.560%, 07/01/22	4,000,000	4,000,000
First Abu Dhabi Bank USA NV 1.570%, 07/01/22	5,000,000	5,000,000

		9,000,000

Mutual Funds—1.5%
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.380% (i)	5,000,000	5,000,000

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-23

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

Securities Lending Reinvestments (m)—(Continued)

Security Description	Shares	Value

Mutual Funds—(Continued)
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 1.390% (i)	10,000,000	$10,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.430% (i)	10,000,000	10,000,000

		25,000,000

Total Securities Lending Reinvestments (Cost $134,852,913)		134,843,193

Total Investments—104.5% (Cost $1,771,235,982)		1,677,964,460
Other assets and liabilities (net)—(4.5)%		(72,115,558)

Net Assets—100.0%		$1,605,848,902

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2022, the market value of restricted securities was $0, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of June 30, 2022, the market value of securities loaned was $116,192,465 and the collateral received consisted of cash in the amount of $134,852,784 and non-cash collateral with a value of $9,981,735. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government and agency securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Consolidated Statement of Assets and Liabilities.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of June 30, 2022, these securities represent less than 0.05% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Variable or floating rate security. The stated rate represents the rate at June 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(f)	Interest only security.
(g)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(h)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(i)	The rate shown represents the annualized seven-day yield as of June 30, 2022.
(j)	The rate shown represents current yield to maturity.
(k)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2022, the market value of securities pledged was $193,949.
(l)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of June 30, 2022, the market value of securities pledged was $23,273,909.
(m)	Represents investment of cash collateral received from securities on loan as of June 30, 2022.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2022, the market value of 144A securities was $46,434,140, which is 2.9% of net assets.

Restricted Securities	Acquisition Date	Shares/ Principal Amount	Cost	Value
Sberbank of Russia PJSC	06/15/17	2,160	$5,440	$0

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CHF	2,134,840	CBNA	07/29/22	USD	2,143,664	$95,877
CHF	1,852,022	RBC	07/29/22	USD	1,876,116	66,735
EUR	1,757,749	RBC	07/29/22	USD	1,858,599	(13,672)
EUR	2,116,510	RBC	07/29/22	USD	2,242,523	(21,042)
EUR	2,425,210	RBC	07/29/22	USD	2,560,750	(15,259)
EUR	2,452,811	RBC	07/29/22	USD	2,596,963	(22,502)
EUR	1,654,022	SSBT	07/29/22	USD	1,731,249	4,805
EUR	3,366,193	SSBT	07/29/22	USD	3,526,399	6,744
EUR	2,538,955	TDB	07/29/22	USD	2,693,411	(28,534)

Contracts to Deliver
CHF	18,125,690	SSBT	07/29/22	USD	19,017,277	2,632
EUR	1,861,199	CBNA	07/29/22	USD	2,024,513	71,006
EUR	109,671,324	RBC	07/29/22	USD	117,824,948	2,714,362
EUR	2,119,358	RBC	07/29/22	USD	2,290,328	65,859
EUR	1,696,540	SSBT	07/29/22	USD	1,793,844	13,163
JPY	2,598,078,644	RBC	07/29/22	USD	20,399,006	1,223,239

Net Unrealized Appreciation						$4,163,413

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-24

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 10 Year Futures	09/21/22	1,644	USD	194,865,375	$(1,569,341)

Futures Contracts—Short
Euro-Bund Futures	09/08/22	(542)	EUR	(80,638,760)	1,657,943
Japanese Government 10 Year Bond Futures	09/12/22	(151)	JPY	(22,440,110,000)	157,407
MSCI EAFE Index Mini Futures	09/16/22	(859)	USD	(79,740,970)	355,836
MSCI Emerging Markets Index Mini Futures	09/16/22	(1,070)	USD	(53,644,450)	(703,065)
Russell 2000 Index E-Mini Futures	09/16/22	(854)	USD	(72,931,600)	3,957,701
S&P 500 Index E-Mini Futures	09/16/22	(903)	USD	(171,095,925)	3,438,554
U.S. Treasury Note 10 Year Futures	09/21/22	(279)	USD	(33,070,219)	(583,748)

Net Unrealized Appreciation					$6,711,287

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SOFR	Annually	1.663%	Annually	03/10/32	USD	98,230,000	$(9,493,271)	$26,097	$(9,519,368)
Pay	12M SOFR	Annually	1.807%	Annually	02/22/32	USD	125,400,000	(10,535,544)	—	(10,535,544)
Pay	12M SOFR	Annually	2.643%	Annually	05/23/32	USD	96,200,000	(1,342,798)	127,831	(1,470,629)
Pay	12M SOFR	Annually	2.720%	Annually	04/21/32	USD	90,060,000	(637,229)	182,608	(819,837)
Pay	12M SOFR	Annually	3.150%	Annually	06/15/32	USD	101,500,000	3,046,563	97,645	2,948,918

Totals								$(18,962,279)	$434,181	$(19,396,460)

Glossary of Abbreviations

Counterparties

(CBNA)—	Citibank N.A.
(RBC)—	Royal Bank of Canada
(SSBT)—	State Street Bank and Trust Co.
(TDB)—	Toronto Dominion Bank

Currencies

(CHF)—	Swiss Franc
(EUR)—	Euro
(JPY)—	Japanese Yen
(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate
(SOFR30A)—	Secured Overnight Financing Rate 30-Day Average

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(ACES)—	Alternative Credit Enhancement Securities
(ADR)—	American Depositary Receipt
(CMO)—	Collateralized Mortgage Obligation
(DAC)—	Designated Activity Company
(ETF)—	Exchange-Traded Fund
(GDR)—	Global Depositary Receipt
(REIT)—	Real Estate Investment Trust
(REMIC)—	Real Estate Mortgage Investment Conduit
(STACR)—	Structured Agency Credit Risk

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-25

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Consolidated Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$2,741,506	$8,869,571	$—	$11,611,077
Air Freight & Logistics	895,051	2,480,618	—	3,375,669
Airlines	1,793,415	—	—	1,793,415
Auto Components	—	2,851,195	—	2,851,195
Automobiles	4,132,779	3,908,407	—	8,041,186
Banks	32,529,377	24,020,565	0	56,549,942
Beverages	4,553,261	14,791,636	—	19,344,897
Biotechnology	18,589,508	1,375,983	—	19,965,491
Building Products	6,444,055	3,484,501	—	9,928,556
Capital Markets	9,558,906	8,115,518	—	17,674,424
Chemicals	2,270,528	9,432,992	—	11,703,520
Commercial Services & Supplies	756,600	—	—	756,600
Communications Equipment	1,132,581	—	—	1,132,581
Construction & Engineering	1,322,713	7,436,815	—	8,759,528
Construction Materials	901,610	—	—	901,610
Consumer Finance	6,910,368	—	—	6,910,368
Containers & Packaging	1,349,988	—	—	1,349,988
Diversified Consumer Services	370,029	—	—	370,029
Diversified Financial Services	2,132,559	—	—	2,132,559
Diversified Telecommunication Services	1,534,020	—	—	1,534,020
Electric Utilities	8,853,198	4,889,012	—	13,742,210
Electrical Equipment	5,776,837	3,456,664	—	9,233,501
Electronic Equipment, Instruments & Components	1,454,717	4,216,869	—	5,671,586
Energy Equipment & Services	3,095,615	—	—	3,095,615
Entertainment	1,832,047	1,026,985	—	2,859,032
Equity Real Estate Investment Trusts	11,804,121	—	—	11,804,121
Food & Staples Retailing	2,381,855	1,894,704	—	4,276,559
Food Products	1,795,442	7,500,439	—	9,295,881
Health Care Equipment & Supplies	15,269,873	7,335,227	—	22,605,100
Health Care Providers & Services	15,547,960	—	—	15,547,960
Hotels, Restaurants & Leisure	20,180,703	430,745	—	20,611,448
Household Durables	1,700,576	5,087,227	—	6,787,803
Household Products	1,453,470	165,432	—	1,618,902
Independent Power and Renewable Electricity Producers	—	4,631,548	—	4,631,548
Industrial Conglomerates	623,978	929,183	—	1,553,161
Insurance	18,011,425	24,661,892	—	42,673,317
Interactive Media & Services	13,147,131	5,212,506	—	18,359,637
Internet & Direct Marketing Retail	18,476,546	4,309,342	—	22,785,888
IT Services	14,445,305	8,648,303	—	23,093,608
Life Sciences Tools & Services	1,031,988	3,158,306	—	4,190,294
Machinery	7,550,074	14,210,267	—	21,760,341

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-26

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Media	$6,069,502	$—	$—	$6,069,502
Metals & Mining	373,124	5,535,128	—	5,908,252
Multiline Retail	1,711,544	—	—	1,711,544
Oil, Gas & Consumable Fuels	15,094,103	13,570,309	—	28,664,412
Personal Products	944,664	3,226,756	—	4,171,420
Pharmaceuticals	13,952,265	22,785,605	—	36,737,870
Professional Services	893,082	5,083,889	—	5,976,971
Real Estate Management & Development	609,344	—	—	609,344
Road & Rail	4,985,512	—	—	4,985,512
Semiconductors & Semiconductor Equipment	34,552,198	7,738,477	—	42,290,675
Software	28,579,517	—	—	28,579,517
Specialty Retail	8,824,334	—	—	8,824,334
Technology Hardware, Storage & Peripherals	13,362,741	—	—	13,362,741
Textiles, Apparel & Luxury Goods	1,597,701	15,879,415	—	17,477,116
Thrifts & Mortgage Finance	—	2,967,320	—	2,967,320
Tobacco	738,674	986,897	—	1,725,571
Trading Companies & Distributors	—	1,614,402	—	1,614,402
Wireless Telecommunication Services	5,873,613	—	—	5,873,613
Total Common Stocks	402,513,633	267,920,650	0	670,434,283
Total Convertible Bonds*	—	275,557,604	—	275,557,604
Total U.S. Treasury & Government Agencies*	—	183,909,870	—	183,909,870
Total Corporate Bonds & Notes*	—	68,549,176	—	68,549,176
Total Convertible Preferred Stocks*	34,925,849	—	—	34,925,849
Total Asset-Backed Securities*	—	27,372,509	—	27,372,509
Total Mutual Funds*	24,025,995	—	—	24,025,995
Total Mortgage-Backed Securities*	—	10,443,470	—	10,443,470
Total Preferred Stock*	—	3,205,241	—	3,205,241
Short-Term Investments
Mutual Funds	25,233	—	—	25,233
Repurchase Agreement	—	194,941,462	—	194,941,462
U.S. Treasury	—	49,730,575	—	49,730,575
Total Short-Term Investments	25,233	244,672,037	—	244,697,270
Securities Lending Reinvestments
Certificates of Deposit	—	31,989,679	—	31,989,679
Commercial Paper	—	8,000,601	—	8,000,601
Repurchase Agreements	—	60,852,913	—	60,852,913
Time Deposits	—	9,000,000	—	9,000,000
Mutual Funds	25,000,000	—	—	25,000,000
Total Securities Lending Reinvestments	25,000,000	109,843,193	—	134,843,193
Total Investments	$486,490,710	$1,191,473,750	$0	$1,677,964,460

Collateral for Securities Loaned (Liability)	$—	$(134,852,784)	$—	$(134,852,784)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$4,264,422	$—	$4,264,422
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(101,009)	—	(101,009)
Total Forward Contracts	$—	$4,163,413	$—	$4,163,413
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$9,567,441	$—	$—	$9,567,441
Futures Contracts (Unrealized Depreciation)	(2,856,154)	—	—	(2,856,154)
Total Futures Contracts	$6,711,287	$—	$—	$6,711,287
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$2,948,918	$—	$2,948,918
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(22,345,378)	—	(22,345,378)
Total Centrally Cleared Swap Contracts	$—	$(19,396,460)	$—	$(19,396,460)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2022 is not presented.

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-27

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets
Investments at value (a) (b)	$1,483,022,998
Repurchase Agreement at value which equals cost	194,941,462
Cash	9,530,545
Cash denominated in foreign currencies (c)	8,041,734
Cash collateral for futures contracts	29,764,000
Unrealized appreciation on forward foreign currency exchange contracts	4,264,422
Receivable for:
Investments sold	49,224,540
Fund shares sold	54,555
Dividends and interest	3,586,961
Variation margin on centrally cleared swap contracts	10,878,859

Total Assets	1,793,310,076
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	101,009
Collateral for securities loaned	134,852,784
Payables for:
Investments purchased	31,196,271
TBA securities purchased	15,825,452
Fund shares redeemed	735,838
Foreign taxes	293,105
Variation margin on futures contracts	2,342,441
Accrued Expenses:
Management fees	890,679
Distribution and service fees	334,666
Deferred trustees’ fees	214,245
Other expenses	674,684

Total Liabilities	187,461,174

Net Assets	$1,605,848,902

Net Assets Consist of:
Paid in surplus	$1,737,639,068
Distributable earnings (Accumulated losses) (d)	(131,790,166)

Net Assets	$1,605,848,902

Net Assets
Class B	$1,605,848,902
Capital Shares Outstanding*
Class B	169,598,222
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$9.47

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreement, was $1,576,294,520.
(b)	Includes securities loaned at value of $116,192,465.
(c)	Identified cost of cash denominated in foreign currencies was $8,079,344.
(d)	Includes foreign capital gains tax of $293,105.

Consolidated§ Statement of Operations

Six Months Ended June 30, 2022 (Unaudited)

Investment Income
Dividends (a)	$12,291,573
Interest (b)	6,255,250
Securities lending income	418,068

Total investment income	18,964,891
Expenses
Management fees	6,480,488
Administration fees	49,569
Custodian and accounting fees	255,987
Distribution and service fees—Class B	2,239,191
Audit and tax services	57,793
Legal	23,164
Shareholder reporting	20,733
Insurance	7,217
Miscellaneous (c)	17,083

Total expenses	9,151,225
Less management fee waiver	(534,619)

Net expenses	8,616,606

Net Investment Income	10,348,285

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(18,573,132)
Futures contracts	27,561,855
Swap contracts	(46,019,751)
Foreign currency transactions	(2,811,766)
Forward foreign currency transactions	17,652,968

Net realized gain (loss)	(22,189,826)

Net change in unrealized appreciation (depreciation) on:
Investments (d)	(306,456,371)
Futures contracts	124,549
Swap contracts	(18,987,754)
Foreign currency transactions	(109,202)
Forward foreign currency transactions	920,693

Net change in unrealized appreciation (depreciation)	(324,508,085)

Net realized and unrealized gain (loss)	(346,697,911)

Net Increase (Decrease) in Net Assets From Operations	$(336,349,626)

(a)	Net of foreign withholding taxes of $846,530.
(b)	Net of foreign withholding taxes of $39,780.
(c)	Includes $19,894 in Trustees’ fees and expenses and $21,639 in deferred Trustee compensation losses.
(d)	Includes change in foreign capital gains tax of $144,399.

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-28

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$10,348,285	$16,434,755
Net realized gain (loss)	(22,189,826)	232,588,457
Net change in unrealized appreciation (depreciation)	(324,508,085)	(57,875,825)

Increase (decrease) in net assets from operations	(336,349,626)	191,147,387

From Distributions to Shareholders
Class B	(252,733,531)	(119,954,822)

Total distributions	(252,733,531)	(119,954,822)

Increase (decrease) in net assets from capital share transactions	148,676,730	(95,441,025)

Total increase (decrease) in net assets	(440,406,427)	(24,248,460)

Net Assets
Beginning of period	2,046,255,329	2,070,503,789

End of period	$1,605,848,902	$2,046,255,329

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Value	Shares	Value
Class B
Sales	854,923	$10,422,156	2,542,186	$33,805,838
Reinvestments	26,772,620	252,733,531	9,213,120	119,954,822
Redemptions	(9,494,978)	(114,478,957)	(18,732,596)	(249,201,685)

Net increase (decrease)	18,132,565	$148,676,730	(6,977,290)	$(95,441,025)

Increase (decrease) derived from capital shares transactions		$148,676,730		$(95,441,025)

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-29

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Financial Highlights

Selected per share data
	Class B
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$13.51		$13.07	$12.27	$10.79	$12.45	$10.96

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.07		0.11	0.12	0.16	0.18	0.15
Net realized and unrealized gain (loss)	(2.35)		1.12	1.28	1.64	(1.01)	1.64

Total income (loss) from investment operations	(2.28)		1.23	1.40	1.80	(0.83)	1.79

Less Distributions
Distributions from net investment income	(0.29)		(0.07)	(0.28)	(0.32)	(0.19)	(0.30)
Distributions from net realized capital gains	(1.47)		(0.72)	(0.32)	0.00	(0.64)	0.00

Total distributions	(1.76)		(0.79)	(0.60)	(0.32)	(0.83)	(0.30)

Net Asset Value, End of Period	$9.47		$13.51	$13.07	$12.27	$10.79	$12.45

Total Return (%) (b)	(16.84	)(c)	9.64	12.23	16.91	(7.19)	16.66

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.02	(d)	1.02	1.03	1.02	1.03	1.02
Net ratio of expenses to average net assets (%) (e)	0.96	(d)	0.96	0.97	0.96	0.96 (f)	0.97 (f)
Ratio of net investment income (loss) to average net assets (%)	1.16	(d)	0.79	1.04	1.39	1.53	1.32
Portfolio turnover rate (%)	34	(c) (g)	61 (g)	51 (g)	51	89	68
Net assets, end of period (in millions)	$1,605.8		$2,046.3	$2,070.5	$2,080.0	$2,005.9	$2,124.9

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 7 of the Notes to Consolidated Financial Statements).
(f)	The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.01% for the years ended December 31, 2018 and 2017.
(g)	Includes TBA transactions; excluding these transactions the portfolio turnover rate would have been 31%, 60% and 49% for the six months ended June 30, 2022 and the years ended December 31, 2021 and 2020, respectively.

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-30

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2022 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-four series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is JPMorgan Global Active Allocation Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class B shares are currently offered by the Portfolio.

2. Consolidation of Subsidiary—JPMorgan Global Active Allocation Portfolio, Ltd.

The Portfolio may invest up to 10% of its total assets in the JPMorgan Global Active Allocation Portfolio, Ltd., which is a wholly-owned and controlled subsidiary of the Portfolio that is organized under the laws of the Cayman Islands as an exempted company (the “Subsidiary”). The Portfolio invests in the Subsidiary in order to gain exposure to the commodities market within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies. Under Treasury regulations, subpart F income, if any, realized by a wholly-owned non-U.S. subsidiary (such as the Subsidiary) of the Portfolio and included in the Portfolio’s annual income for U.S. federal income purposes, will constitute qualifying income to the extent it is either (i) timely and currently repatriated or (ii) derived with respect to the Portfolio’s business of investing in stock, securities or currencies.

The Subsidiary invests primarily in commodity futures and swaps on commodity futures, but it may also invest in other commodity related instruments and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. Unlike the Portfolio, the Subsidiary may invest without limitation in commodity-linked derivatives; however, the Subsidiary complies with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Portfolio’s transactions in derivatives. In addition, the Portfolio and the Subsidiary will be subject to the Portfolio’s fundamental investment restrictions and compliance policies and procedures on a consolidated basis.

By investing in the Subsidiary, the Portfolio is exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are subject to commodities risk. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. The Portfolio, however, wholly owns and controls the Subsidiary, and the Portfolio and Subsidiary are both managed by J.P. Morgan Investment Management, Inc. (the “Subadviser”), making it unlikely that the Subsidiary will take action contrary to the interests of the Portfolio and its shareholders. Changes in the laws of the United States and/or Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in the Portfolio’s prospectus and could adversely affect the Portfolio. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Portfolio shareholders would likely suffer decreased investment returns.

The Consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and the Financial Highlights of the Portfolio include the accounts of the Subsidiary. As of June 30, 2022, the Portfolio held $25,233 in the Subsidiary, representing less than 0.05% of the Portfolio’s total assets. All inter-company accounts and transactions have been eliminated in consolidation for the Portfolio. The Subsidiary has a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.

3. Significant Accounting Policies

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these consolidated financial statements, management has evaluated events and transactions subsequent to June 30, 2022 through the date the consolidated financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its consolidated financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for

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a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from third-party pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage- and asset-backed securities are generally valued based upon evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued in reference to similar instruments traded on active markets are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded OTC are generally valued based upon interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

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Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including, but not limited to, the overnight index swap rate, London Interbank Offered Rate (“LIBOR”) forward rate or other interest rates, yield curves or credit spreads to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

In December 2020, the Securities and Exchange Commission adopted Rule 2a-5, Good Faith Determinations of Fair Value, under the 1940 Act, which is intended to address valuation practices and the role of the board of directors with respect to the fair value of the investments of a registered investment company. Among other things, Rule 2a-5 will permit the Portfolio’s Board to designate the Portfolio’s primary investment adviser to perform the Portfolio’s fair value determinations, which will be subject to the Board’s oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the investment adviser’s fair value determinations. Compliance with Rule 2a-5 will be required beginning in September 2022. The Portfolio’s valuation policies and related practices may be impacted as the Portfolio comes into compliance with Rule 2a-5.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP.

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Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed. As of June 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure.

Floating Rate Loans - The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. The purchase of assignments will typically result in the Portfolio having a direct contractual relationship with the borrower, and the Portfolio may enforce compliance by the borrower with the terms of the loan agreement. The Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation or assignment.

The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments, it acquires direct rights against the borrower of the loan. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing.

The Portfolio will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Collateralized Obligations - The Portfolio may invest in collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), other collateralized debt obligations (“CDOs”), and other similarly structured securities. CDOs, CBOs and CLOs are types of asset-backed securities. A CBO is a trust that is backed by a diversified pool of high risk, below investment grade fixed-income securities. The collateral can be from many types of fixed-income securities such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically collateralized by a pool of loans that may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties.

For CDOs, CBOs and CLOs, the cash flow from the trust is split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is typically the “equity” or “first loss” tranche, which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Senior tranches are paid from the cash flows from the underlying assets before the junior tranches and equity tranches. Losses are first borne by the equity tranches, next by the junior tranches, and finally by the senior tranches. The risks of an investment in a CBO, CLO or other CDO depend largely on the quality and type of the collateral securities and the class of the instrument in which a Portfolio invests. If some debt instruments go into default and the cash collected by the CBO, CLO or CDO is insufficient to pay all of its investors, those in the lowest, most junior tranches suffer losses first. Since they are partially protected from defaults, senior tranches typically have higher ratings and lower potential yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, more senior tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class.

Mortgage-Related and Other Asset-Backed Securities - The Portfolio may invest in mortgage-related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by or payable from, mortgage loans on real property or other receivables. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

In one type of SMBS, one class receives all of the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Because principal will not be received at the maturity of an IO,

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adjustments are made to the book value of the security until maturity. These adjustments are netted against payments received for the IOs and the net amount is included in interest income on the Consolidated Statement of Operations of the Portfolio. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage-related and other asset-backed securities held by the Portfolio are included in the Consolidated Portfolio’s Schedule of Investments.

The Portfolio may invest a significant portion of its assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

TBA Purchase and Forward Sale Commitments - The Portfolio may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to the settlement date, which is in addition to the risk of decline in the value of the Portfolio’s other assets. TBA forward sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation and Fair Value Measurements”.

When-Issued and Delayed-Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed-delivery basis. Settlement of such transactions will occur beyond the customary settlement period. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Upon making a commitment to purchase a security on a when-issued or delayed-delivery basis, the Portfolio will hold liquid assets in a segregated account with the Portfolio’s Custodian, or set aside liquid assets in the Portfolio’s records, worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2022, the Portfolio had direct investments in repurchase agreements with a gross value of $194,941,462, which is reflected as repurchase agreement on the Consolidated Statement of Assets and Liabilities. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $60,852,913, which is included as part of investments at value on the Consolidated Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2022.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur, any interest earned, and any dividends declared during the term of the loan, would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio generally receives cash, U.S. Government securities, letters of credit, or other collateral deemed appropriate by the Adviser. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, including repurchase agreements with respect to equity securities, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Consolidated Schedule of Investments and the valuation techniques are described in Note 3. The value of the securities on loan may change each business day. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the

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loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2022 is reflected as securities lending income on the Consolidated Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2022 are disclosed in the footnotes to the Consolidated Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2022.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.

	Remaining Contractual Maturity of the Agreements As of June 30, 2022
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(31,937,731)	$—	$—	$—	$(31,937,731)
Convertible Bonds	(25,135,739)	—	—	—	(25,135,739)
Convertible Preferred Stocks	(10,026,759)	—	—	—	(10,026,759)
Corporate Bonds & Notes	(1,486,426)	—	—	—	(1,486,426)
Mutual Funds	(50,096,223)	—	—	—	(50,096,223)
U.S. Treasury & Government Agencies	(16,169,906)	—	—	—	(16,169,906)
Total Borrowings	$(134,852,784)	$—	$—	$—	$(134,852,784)
Gross amount of recognized liabilities for securities lending transactions					$(134,852,784)

4. Investments in Derivative Instruments

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed-upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the valuation date, is included in the Consolidated Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Consolidated Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Consolidated Statement of Assets and Liabilities. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Portfolio may also experience losses even when such contracts are used for hedging purposes. The Portfolio’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Futures Contracts - The Portfolio may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Consolidated Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the

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Consolidated Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Consolidated Statement of Operations. When the contract is closed or expires, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. If futures contracts are exchange-traded, the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default. For OTC futures, the Portfolio’s ability to terminate the positions may be more limited than in the case of exchange-traded positions and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

Commodity Futures Contracts and Swaps on Commodity Futures Contracts - The Subsidiary will invest primarily in commodity futures and swaps on commodity futures. Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity.

Swap Agreements - The Portfolio may enter into swap agreements in which the Portfolio and a counterparty agree to either make periodic net payments on a specified notional amount or net payment upon termination. Swap agreements are either privately negotiated in the OTC market (“OTC swaps”) or executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The Portfolio may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash may be paid or received, as applicable, by the Portfolio as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Portfolio as collateral for swap contracts are identified in the Consolidated Schedule of Investments and restricted cash, if any, is reflected on the Consolidated Statement of Assets and Liabilities.

Centrally Cleared Swaps: Clearinghouses currently offer clearing derivative transactions which include interest rate and credit derivatives. In a cleared derivative transaction, a Portfolio typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Portfolio’s exposure to the credit risk of the original counterparty. The Portfolio typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Portfolio would be required to post in an uncleared derivative transaction.

Swap agreements are marked-to-market daily. The fair value of an OTC swap is reflected on the Consolidated Statement of Assets and Liabilities. The changes in value, if any, are reflected as a component of net change in unrealized appreciation/depreciation on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for variation margin on the Consolidated Statement of Assets and Liabilities and as a component of unrealized appreciation/depreciation on the Consolidated Statement of Operations. Upfront payments paid or received upon entering into the swap agreement compensate for differences between the stated terms of the swap agreement and prevailing market conditions (such as credit spreads, currency exchange rates, interest rates, and other relevant factors). Upon termination or maturity of the swap, upfront premiums are recorded as realized gains or losses on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Consolidated Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Consolidated Statement of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit, and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Portfolio may enter into swap transactions with counterparties in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to cover the Portfolio’s exposure to the counterparty. Counterparty risk related to centrally cleared swaps is mitigated due to the protection against defaults provided by the exchange on which these contracts trade.

Interest Rate Swaps: The Portfolio may enter into interest rate swaps to manage its exposure to interest rates or to protect against currency fluctuations, to adjust its interest rate sensitivity (duration), to preserve a return or spread on a particular investment, or otherwise as a substitute for a direct investment in debt securities. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if

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Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2022—(Continued)

interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Other forms of interest rate swap agreements may include: (1) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; (2) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; (3) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels; and (4) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.

The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2022 by category of risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Unrealized appreciation on centrally cleared swap contracts (a) (b)	$2,948,918	Unrealized depreciation on centrally cleared swap contracts (a) (b)	$22,345,378
	Unrealized appreciation on futures contracts (b) (c)	1,815,350	Unrealized depreciation on futures contracts (b) (c)	2,153,089
Equity	Unrealized appreciation on futures contracts (b) (c)	7,752,091	Unrealized depreciation on futures contracts (b) (c)	703,065
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	4,264,422	Unrealized depreciation on forward foreign currency exchange contracts	101,009

Total		$16,780,781		$25,302,541

(a)	Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Consolidated Schedule of Investments. Only the variation margin is reported within the Consolidated Statement of Assets and Liabilities.
(b)	Financial instrument not subject to a master netting agreement.
(c)	Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedule of Investments. Only the current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Consolidated Statement of Assets and Liabilities to enable users of the consolidated financial statements to evaluate the effect or potential effect of netting arrangements on its consolidated financial position for recognized assets and liabilities.

The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2022.

Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Citibank N.A.	$166,883	$—	$—	$166,883
Royal Bank of Canada	4,070,195	(72,475)	—	3,997,720
State Street Bank and Trust Co.	27,344	—	—	27,344

	$4,264,422	$(72,475)	$—	$4,191,947

The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2022.

Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Royal Bank of Canada	$72,475	$(72,475)	$—	$—
Toronto Dominion Bank	28,534	—	—	28,534

	$101,009	$(72,475)	$—	$28,534

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

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Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2022—(Continued)

The following tables summarize the effect of derivative instruments on the Consolidated Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2022:

Consolidated Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Equity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$17,652,968	$17,652,968
Futures contracts	26,806,976	754,879	—	27,561,855
Swap contracts	(46,019,751)	—	—	(46,019,751)

	$(19,212,775)	$754,879	$17,652,968	$(804,928)

Consolidated Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Equity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$920,693	$920,693
Futures contracts	(1,800,781)	1,925,330	—	124,549
Swap contracts	(18,987,754)	—	—	(18,987,754)

	$(20,788,535)	$1,925,330	$920,693	$(17,942,512)

For the six months ended June 30, 2022, the average notional par or face amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$205,205,242
Futures contracts long	140,606,438
Futures contracts short	(467,296,757)
Swap contracts	545,115,000

‡	Averages are based on activity levels during the period for which the amounts are outstanding.

5. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the COVID-19 pandemic. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The COVID-19 pandemic has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this pandemic, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. At this time, it is still not possible to estimate the severity or duration of the COVID-19 pandemic, including the severity, duration and frequency of any additional “waves” or emerging variants of COVID-19. It is also still not possible to estimate the duration or frequency of the utilization of any therapeutic treatments and vaccines for COVID-19 or variants thereof. It is likewise still not possible to predict or estimate the longer-term effects of the COVID-19 pandemic, or any actions taken to contain or address the pandemic, on the Portfolios, the financial markets, and economy at large. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

In late February 2022, Russian military forces invaded Ukraine, significantly amplifying already existing geopolitical tensions among Russia, Ukraine, Europe, NATO, and the West. Russia’s invasion, the responses of countries and political bodies to Russia’s actions, and the potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global

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Brighthouse Funds Trust I

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Notes to Consolidated Financial Statements—June 30, 2022—(Continued)

economic markets, including the markets for certain securities and commodities such as oil and natural gas. Following Russia’s actions, various countries, including the U.S., Canada, the United Kingdom, Germany, and France, as well as the European Union, issued broad-ranging economic sanctions against Russia. Sanctions threatened or imposed by these jurisdictions, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or the Portfolio. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Portfolio. Sanctions, or the threat of new or modified sanctions, could impair the ability of the Portfolio to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Portfolio, even if the Portfolio does not have direct exposure to securities of Russian issuers.

Commodities Risk: Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the consolidated financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (e.g., futures contracts and exchange-traded options), while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options).

For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar master agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Portfolio the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to such counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Consolidated Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Consolidated Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Consolidated Schedule of Investments.

Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency, which is segregated at a broker account registered with the Commodities Futures Trading Commission, or the applicable

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Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2022—(Continued)

regulator. In a cleared derivative transaction, the Portfolio’s counterparty is a clearinghouse rather than a bank or broker. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

Foreign Investment Risk: The investments by the Portfolio in foreign securities, whether direct or indirect, involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation, unexpected market closures or other political, social or economic developments, such as the imposition of economic sanctions against one or more countries, organizations, entities and/or individuals, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, which is the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In 2017, the UK Financial Conduct Authority (FCA) announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. dollar LIBOR and the Sterling Overnight Interbank Average Rate for GBP LIBOR). Various financial industry groups have been planning for the transition away from LIBOR and markets are developing in response to these new rates, but there are concerns around liquidity of the new rates and obstacles to converting certain securities and transactions to new rates. Neither the effect of the transition process nor its ultimate success can yet be known. The transition away from and eventual elimination of LIBOR may adversely affect the interest rates on, and liquidity and value of, certain assets and liabilities of the Portfolio that are tied to LIBOR. These may include bank loans, floating rate securities, structured securities (including asset-backed and mortgage-backed securities), other debt securities, derivatives, and financing transactions tied to LIBOR, particularly insofar as the documentation governing such instruments does not include “fall back” provisions addressing the transition from LIBOR. The effect of any changes to, or discontinuation of, LIBOR on the Portfolio will vary depending on, among other things (1) existing fallback or termination provisions in individual contracts and (2) the extent to which industry participants adopt new reference rates and fallbacks for both legacy and new products and instruments. The Subadviser may have discretion to determine a successor or substitute reference rate, including any price or other adjustments to account for differences between the successor or substitute reference rate and previous rate. Such successor or substitute reference rate and any adjustments selected may negatively impact the Portfolio’s investments, performance or financial condition, and may expose the Portfolio to additional tax, accounting and regulatory risks. The transition away from LIBOR may affect the value, liquidity or return on certain Portfolio investments and may result in costs incurred in connection with closing out positions and entering into new trades, adversely impacting the Portfolio’s overall financial condition or results of operations. It is difficult to predict the full impact of the transition away from LIBOR and the adoption of alternative reference rates on the Portfolio.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

6. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, including mortgage dollar roll and TBA transactions but excluding short-term securities, for the six months ended June 30, 2022 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$145,400,030	$368,908,004	$53,117,215	$560,025,118

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Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2022—(Continued)

Purchases and sales of TBA transactions for the six months ended June 30, 2022 were as follows:

Purchases	Sales
$39,499,215	$25,467,046

7. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2022	% per annum	Average Daily Net Assets
$6,480,488	0.800%	First $250 million
	0.750%	$250 million to $500 million
	0.720%	$500 million to $750 million
	0.700%	Over $750 million

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio The Subadviser is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, the Adviser has agreed, for the period April 29, 2022 to April 30, 2023, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.125%	First $250 million
0.075%	$250 million to $500 million
0.045%	$500 million to $750 million
0.025%	$750 million to $1 billion
0.050%	$1 billion to $3 billion
0.075%	$3 billion to $5 billion
0.100%	Over $5 billion

An identical agreement was in place for the period April 30, 2021 to April 29, 2022. Amounts waived for the six months ended June 30, 2022 are shown as a management fee waiver in the Consolidated Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2022 are shown as Distribution and service fees in the Consolidated Statement of Operations.

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Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2022—(Continued)

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. During the six months ended June 30, 2022, deferred compensation losses exceeded accrued Trustees’ fees and expenses. As such, changes in the value of participants’ deferral accounts in excess of the Trustees’ fees and expenses are reflected as a component of Miscellaneous expenses in the Consolidated Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Consolidated Statement of Assets and Liabilities.

8. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

9. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2022 was as follows:

Cost basis of investments	$1,777,222,506

Gross unrealized appreciation	97,989,977
Gross unrealized (depreciation)	(205,769,783)

Net unrealized appreciation (depreciation)	$(107,779,806)

The tax character of distributions paid for the years ended December 31, 2021 and 2020 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2021	2020	2021	2020	2021	2020
$69,847,111	$86,072,816	$50,107,711	$10,437,935	$119,954,822	$96,510,751

As of December 31, 2021, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation (Depreciation)	Accumulated Capital Losses	Total
$54,994,149	$197,173,337	$205,363,621	$—	$457,531,107

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2021, the Portfolio had no accumulated capital losses.

10. Recent Accounting Pronouncement

In January 2021, the FASB issued Accounting Standards Update No. 2021-01 (“ASU 2021-01”), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, as regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective through December 31, 2022, for all entities. The expedients and exceptions provided by the amendments do not apply to contract modifications and hedging relationships entered into or evaluated after December 31, 2022, except for hedging transactions as of December 31, 2022, that an entity has elected certain optional expedients for and that are retained through the end of the hedging relationship. Management expects that the adoption of the guidance will not have a material impact on the Portfolio’s financial statements.

BHFTI-43

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

For the period April 1, 2021 through March 31, 2022, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-44

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Managed By J.P. Morgan Investment Management Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2022, the Class A and B shares of the JPMorgan Small Cap Value Portfolio returned -17.53% and -17.65%, respectively. The Portfolio’s benchmark, the Russell 2000 Value Index¹, returned -17.31%.

MARKET ENVIRONMENT / CONDITIONS

The cautious gains made by the equity markets towards the end of 2021 were reversed as the S&P 500 Index sank -19.96% in the first half of 2022. Within the S&P 500 Index, the Energy sector (+31.84%) was the only contributor, while the Consumer Discretionary (-32.82%) and Communication Services (-30.18%) sectors were the biggest detractors.

A confluence of high inflation, fast-paced monetary tightening, elevated input costs and other supply chain constraints pressured the markets through several ups and downs throughout the first half of the year. Equity markets lost ground at the start of the year due to the war in Ukraine and high headline inflation. While heightened anticipation of hawkish Federal Reserve (the “Fed”) action added to the market volatility, robust labor markets, promising consumer spending and healthy business activity despite a tough business environment provided a brief respite to investors in March. The markets resumed the sell-off in April as the first quarter Gross Domestic Product reading showed that the economy had contracted as a result of unceasing supply chain constraints and rising input prices and wage costs. Continued headwinds to corporate manufacturing and retail sales powered a volatile market in May, ultimately resulting in slow growth and the fall in manufacturing production by the end of June. In our view, while increased spending in pandemic affected areas is promising, the ability of the Fed to lead the economy into a soft landing combined with continued supply chain constraints bring continued uncertainties to equity markets.

Large cap stocks, as represented by the S&P 500 Index, outperformed the small cap Russell 2000 Index, as they returned -19.96% vs. -23.43%, respectively over the period. Value outperformed growth as the Russell 3000 Value Index returned -13.15% and the Russell 3000 Growth Index returned -28.15%.

PORTFOLIO REVIEW / PERIOD END POSITIONING

Weak stock selection in the Consumer Staples and Utilities sectors detracted most from performance during the period. On a stock specific basis, an overweight in Fluence Energy and an underweight in Turning Point Therapeutics were the top detractors from performance. An overweight in Fluence Energy, a provider of energy storage products and services, slid following an earnings report in which the company missed earnings. Supply chain constraints played a role in the company’s earnings miss, slowing the rate of installations and increasing shipping costs. Alternatively, an underweight in Turning Point hurt performance after it was announced that the clinical-stage precision oncology biotech firm would be acquired by Bristol Myers Squibb at a price of $76.00 per share in cash totaling approximately $4.1 billion.

Strong stock selection in the Information Technology and Health Care sectors contributed most to relative performance during the period. On a stock specific basis, overweight positions in Natus Medical and Option Care Health were the top contributors to performance. An overweight to Natus Medical contributed to performance following the announcement that the company would be acquired by Archimed Group for $33.50/share in cash or approximately $1.2 billion. Turning to Option Care Health, an overweight position contributed to performance after the company reported first quarter results well above expectations, with strong year over year growth in revenue and adjusted earnings before interest taxes depreciation and amortization (“EBITDA”), and solid margin improvement. The company raised its fiscal year 2022 revenue and adjusted EBITDA guidance ranges, as strong commercial momentum is offsetting inflationary pressures.

The Portfolio is run in a systematic manner that utilizes an alpha model comprised of three different factors: valuation, earnings quality, and capital deployment (management quality). Earnings quality seeks companies that generate quality earnings and assesses how well they’re converted into cash flows. The capital deployment, factor favors companies that utilize these cash flows for the best possible return. Lastly, all companies are assessed through multiple valuation metrics to ensure the Portfolio is investing in what we believe are attractively valued companies. During the period, the earnings quality, capital deployment and valuation factors were all additive.

As of June 30, 2022, the Portfolio’s largest relative sector overweights were in the Industrials and Information Technology sectors, and the Portfolio’s largest relative underweights were in the Consumer Discretionary and Energy sectors.

BHFTI-1

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Managed By J.P. Morgan Investment Management Inc.

Portfolio Manager Commentary*—(Continued)

Futures contracts were utilized to effectively gain targeted equity exposure from cash positions. All derivatives performed as the Portfolio managers expected over the period.

Phillip Hart

Wonseok Choi

Jonathan Tse

Akash Gupta

Portfolio Managers

J.P. Morgan Investment Management Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The Russell 2000 Value Index is an unmanaged measure of performance of those Russell 2000 companies that have lower price-to-book ratios and lower forecasted growth values.

BHFTI-2

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

A $10,000 INVESTMENT COMPARED TO THE RUSSELL 2000 VALUE INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2022

	6 Month	1 Year	5 Year	10 Year
JPMorgan Small Cap Value Portfolio
Class A	-17.53	-14.63	4.98	8.59
Class B	-17.65	-14.85	4.72	8.33
Russell 2000 Value Index	-17.31	-16.28	4.89	9.06

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2022

Top Holdings

% of Net Assets
Agree Realty Corp.	1.1
Option Care Health, Inc.	1.0
New Jersey Resources Corp.	1.0
Academy Sports & Outdoors, Inc.	1.0
Allscripts Healthcare Solutions, Inc.	0.9
Essent Group, Ltd.	0.9
Xerox Holdings Corp.	0.9
Radian Group, Inc.	0.8
UMB Financial Corp.	0.8
Hub Group, Inc. - Class A	0.8

Top Sectors

% of Net Assets
Financials	27.7
Industrials	14.2
Real Estate	11.0
Health Care	11.0
Information Technology	6.9
Consumer Discretionary	5.0
Utilities	4.9
Consumer Staples	4.9
Energy	4.1
Materials	3.3

BHFTI-3

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2022 through June 30, 2022.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

JPMorgan Small Cap Value Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period** January 1, 2022 to June 30, 2022
Class A (a)	Actual	0.74%	$1,000.00	$824.70	$3.35
	Hypothetical*	0.74%	$1,000.00	$1,021.13	$3.71

Class B (a)	Actual	0.99%	$1,000.00	$823.50	$4.48
	Hypothetical*	0.99%	$1,000.00	$1,019.89	$4.96

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 6 of the Notes to Financial Statements.

BHFTI-4

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—96.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.3%
AAR Corp. (a)	11,600	$485,344
Moog, Inc. - Class A	9,000	714,510

		1,199,854

Air Freight & Logistics—1.0%
Atlas Air Worldwide Holdings, Inc. (a)	10,100	623,271
Hub Group, Inc. - Class A (a)	44,500	3,156,830
Radiant Logistics, Inc. (a)	29,500	218,890

		3,998,991

Airlines—0.4%
Hawaiian Holdings, Inc. (a) (b)	13,500	193,185
SkyWest, Inc. (a)	64,100	1,362,125

		1,555,310

Auto Components—0.4%
Adient plc (a)	33,500	992,605
American Axle & Manufacturing Holdings, Inc. (a)	13,000	97,890
Dana, Inc.	33,500	471,345

		1,561,840

Banks—18.3%
1st Source Corp.	16,091	730,531
American National Bankshares, Inc.	3,500	121,135
Ameris Bancorp	13,500	542,430
Associated Banc-Corp.	97,900	1,787,654
Atlantic Union Bankshares Corp. (b)	25,700	871,744
BankUnited, Inc. (b)	11,200	398,384
Banner Corp.	6,200	348,502
Brookline Bancorp, Inc.	105,300	1,401,543
Business First Bancshares, Inc.	23,600	502,916
Byline Bancorp, Inc.	48,600	1,156,680
Cadence Bank (b)	42,460	996,961
Capstar Financial Holdings, Inc. (b)	16,500	323,730
Cathay General Bancorp	66,100	2,587,815
Central Pacific Financial Corp.	66,601	1,428,592
City Holding Co.	9,509	759,579
Civista Bancshares, Inc.	5,800	123,308
Columbia Banking System, Inc.	27,900	799,335
Community Bank System, Inc. (b)	18,400	1,164,352
Community Trust Bancorp, Inc.	26,416	1,068,263
ConnectOne Bancorp, Inc.	25,200	616,140
Customers Bancorp, Inc. (a)	16,700	566,130
CVB Financial Corp.	87,400	2,168,394
Eastern Bankshares, Inc.	92,500	1,707,550
Enterprise Financial Services Corp.	31,500	1,307,250
Equity Bancshares, Inc. - Class A (b)	10,600	309,096
Farmers National Banc Corp. (b)	16,300	244,500
Financial Institutions, Inc.	10,299	267,980
First Bancorp	4,500	157,050
First BanCorp/Puerto Rico	109,500	1,413,645
First Bancshares, Inc. (The)	6,400	183,040
First Citizens BancShares, Inc. - Class A	1,450	947,981
First Commonwealth Financial Corp.	143,300	1,923,086
First Financial Corp. (b)	22,400	996,800
First Interstate BancSystem, Inc. - Class A	34,219	1,304,086

Banks—(Continued)
First Merchants Corp.	32,800	$1,168,336
Flushing Financial Corp.	8,000	170,080
FNB Corp.	18,000	195,480
Fulton Financial Corp. (b)	55,700	804,865
Glacier Bancorp, Inc.	21,200	1,005,304
Great Southern Bancorp, Inc. (b)	3,200	187,392
Hancock Whitney Corp.	39,000	1,728,870
Heritage Commerce Corp. (b)	37,700	403,013
Hilltop Holdings, Inc.	12,900	343,914
Home BancShares, Inc.	91,200	1,894,224
HomeStreet, Inc. (b)	12,200	422,974
HomeTrust Bancshares, Inc.	18,200	455,000
Hope Bancorp, Inc. (b)	213,829	2,959,393
Independent Bank Corp./MA	8,200	158,096
Independent Bank Corp./MI (b)	16,572	1,316,314
Independent Bank Group, Inc.	11,300	767,383
Mercantile Bank Corp.	2,800	89,460
Meta Financial Group, Inc.	10,300	398,301
Midland States Bancorp, Inc.	14,800	355,792
National Bank Holdings Corp. - Class A (b)	13,600	520,472
Nicolet Bankshares, Inc. (a) (b)	2,800	202,552
OceanFirst Financial Corp.	123,500	2,362,555
OFG Bancorp	86,345	2,193,163
Old National Bancorp	193,845	2,866,968
Old Second Bancorp, Inc.	24,100	322,458
Origin Bancorp, Inc. (b)	5,100	197,880
Pacific Premier Bancorp, Inc.	15,000	438,600
Peapack Gladstone Financial Corp.	11,800	350,460
Peoples Bancorp, Inc.	7,200	191,520
Pinnacle Financial Partners, Inc.	10,900	788,179
Preferred Bank (b)	5,000	340,100
Premier Financial Corp. (b)	12,380	313,833
QCR Holdings, Inc.	7,400	399,526
Renasant Corp.	2,100	60,501
Republic Bancorp, Inc. - Class A	4,400	212,300
Sandy Spring Bancorp, Inc. (b)	23,300	910,331
Sierra Bancorp	7,900	171,667
Simmons First National Corp. - Class A	16,800	357,168
South Plains Financial, Inc.	3,100	74,834
SouthState Corp.	12,136	936,292
TriCo Bancshares	19,900	908,236
Trustmark Corp. (b)	58,100	1,695,939
UMB Financial Corp.	36,700	3,159,870
United Community Banks, Inc.	32,600	984,194
Valley National Bancorp	37,320	388,501
Veritex Holdings, Inc.	23,500	687,610
Washington Federal, Inc.	51,400	1,543,028
Washington Trust Bancorp, Inc.	1,900	91,903
Webster Financial Corp.	16,500	695,475
WesBanco, Inc.	7,100	225,141
Westamerica Bancorp	24,400	1,358,104
Wintrust Financial Corp.	4,700	376,705

		72,376,438

Biotechnology—5.5%
2seventy bio, Inc. (a) (b)	19,966	263,551
Agios Pharmaceuticals, Inc. (a)	30,400	673,968

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Biotechnology—(Continued)
Allovir, Inc. (a) (b)	44,100	$171,990
Arcus Biosciences, Inc. (a) (b)	70,078	1,775,777
BioCryst Pharmaceuticals, Inc. (a) (b)	53,500	566,030
Biohaven Pharmaceutical Holding Co., Ltd. (a)	3,400	495,414
Bluebird Bio, Inc. (a) (b)	59,800	247,572
CTI BioPharma Corp. (a) (b)	101,320	604,880
Cytokinetics, Inc. (a)	22,900	899,741
Eagle Pharmaceuticals, Inc. (a) (b)	25,400	1,128,522
Enanta Pharmaceuticals, Inc. (a)	4,200	198,534
EQRx, Inc. (a) (b)	204,000	956,760
Fate Therapeutics, Inc. (a) (b)	21,100	522,858
Iovance Biotherapeutics, Inc. (a)	29,000	320,160
iTeos Therapeutics, Inc. (a) (b)	56,400	1,161,840
IVERIC bio, Inc. (a) (b)	78,500	755,170
Kezar Life Sciences, Inc. (a) (b)	150,303	1,243,006
Kymera Therapeutics, Inc. (a) (b)	68,700	1,352,703
Lexicon Pharmaceuticals, Inc. (a) (b)	190,600	354,516
Lyell Immunopharma, Inc. (a) (b)	74,200	483,784
Nuvalent, Inc. - Class A (a) (b)	75,400	1,022,424
Prometheus Biosciences, Inc. (a) (b)	11,400	321,822
Prothena Corp. plc (a) (b)	32,300	876,945
REGENXBIO, Inc. (a)	48,500	1,197,950
Relay Therapeutics, Inc. (a)	85,900	1,438,825
SpringWorks Therapeutics, Inc. (a)	46,000	1,132,520
Travere Therapeutics, Inc. (a)	69,400	1,681,562

		21,848,824

Building Products—0.3%
Resideo Technologies, Inc. (a)	31,400	609,788
UFP Industries, Inc.	7,700	524,678

		1,134,466

Capital Markets—0.9%
AssetMark Financial Holdings, Inc. (a)	14,100	264,657
Blucora, Inc. (a)	69,300	1,279,278
Cowen, Inc. - Class A (b)	24,700	585,143
Donnelley Financial Solutions, Inc. (a)	14,400	421,776
PJT Partners, Inc. - Class A	3,700	260,036
Stifel Financial Corp. (b)	13,250	742,265
Virtus Investment Partners, Inc.	900	153,918

		3,707,073

Chemicals—0.9%
AdvanSix, Inc.	30,700	1,026,608
Avient Corp.	16,400	657,312
Ecovyst, Inc.	17,100	168,435
Minerals Technologies, Inc.	10,500	644,070
Tronox Holding plc - Class A	59,100	992,880

		3,489,305

Commercial Services & Supplies—1.4%
ABM Industries, Inc.	45,100	1,958,242
ACCO Brands Corp.	91,750	599,128
Cimpress plc (a) (b)	1,600	62,240
Ennis, Inc.	10,400	210,392

Commercial Services & Supplies—(Continued)
Geo Group, Inc. (The) (a)	160,600	1,059,960
Heritage-Crystal Clean, Inc. (a)	11,100	299,256
HNI Corp.	9,700	336,493
Steelcase, Inc. - Class A (b)	86,000	922,780

		5,448,491

Communications Equipment—0.9%
Harmonic, Inc. (a) (b)	123,300	1,069,011
NetScout Systems, Inc. (a)	71,000	2,403,350

		3,472,361

Construction & Engineering—2.0%
Arcosa, Inc.	15,500	719,665
Argan, Inc.	47,000	1,754,040
Comfort Systems USA, Inc. (b)	13,000	1,080,950
EMCOR Group, Inc.	14,103	1,452,045
MasTec, Inc. (a)	15,300	1,096,398
MYR Group, Inc. (a)	14,350	1,264,665
Primoris Services Corp.	26,000	565,760
Tutor Perini Corp. (a)	20,400	179,112

		8,112,635

Consumer Finance—1.1%
Encore Capital Group, Inc. (a)	41,300	2,385,901
Navient Corp.	38,300	535,817
Nelnet, Inc. - Class A (b)	5,200	443,300
PROG Holdings, Inc. (a) (b)	53,100	876,150

		4,241,168

Containers & Packaging—0.2%
Greif, Inc. - Class A	10,400	648,752
Myers Industries, Inc.	5,300	120,469
O-I Glass, Inc. (a)	10,600	148,400

		917,621

Diversified Consumer Services—0.2%
Stride, Inc. (a) (b)	18,600	758,694

Diversified Telecommunication Services—1.0%
EchoStar Corp. - Class A (a) (b)	75,800	1,462,940
Liberty Latin America, Ltd. - Class A (a)	28,600	223,080
Liberty Latin America, Ltd. - Class C (a)	278,623	2,170,473

		3,856,493

Electric Utilities—1.2%
IDACORP, Inc.	14,900	1,578,208
Otter Tail Corp.	5,500	369,215
Portland General Electric Co.	52,500	2,537,325
Via Renewables, Inc.	22,800	174,648

		4,659,396

Electrical Equipment—0.9%
AZZ, Inc.	9,800	400,036
Encore Wire Corp.	24,900	2,587,608

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electrical Equipment—(Continued)
Powell Industries, Inc. (b)	21,700	$507,129

		3,494,773

Electronic Equipment, Instruments & Components—2.7%
Belden, Inc.	5,100	271,677
Benchmark Electronics, Inc.	62,800	1,416,768
Knowles Corp. (a)	110,200	1,909,766
OSI Systems, Inc. (a)	26,200	2,238,528
Sanmina Corp. (a)	32,100	1,307,433
ScanSource, Inc. (a)	48,900	1,522,746
TTM Technologies, Inc. (a)	53,600	670,000
Vishay Intertechnology, Inc.	67,300	1,199,286

		10,536,204

Energy Equipment & Services—0.8%
Bristow Group, Inc. (a) (b)	4,099	95,917
ChampionX Corp. (b)	42,400	841,640
Helmerich & Payne, Inc.	20,200	869,812
NexTier Oilfield Solutions, Inc. (a)	60,146	571,988
Patterson-UTI Energy, Inc. (b)	27,800	438,128
Solaris Oilfield Infrastructure, Inc. - Class A (b)	22,300	242,624
U.S. Silica Holdings, Inc. (a)	22,000	251,240

		3,311,349

Entertainment—0.1%
Lions Gate Entertainment Corp. - Class A (a)	34,000	316,540

Equity Real Estate Investment Trusts—10.5%
Agree Realty Corp. (b)	57,900	4,176,327
Alexander & Baldwin, Inc. (a)	48,789	875,762
American Assets Trust, Inc.	19,000	564,300
Apple Hospitality REIT, Inc.	115,300	1,691,451
Brandywine Realty Trust	73,300	706,612
Broadstone Net Lease, Inc. (b)	36,700	752,717
Centerspace	11,100	905,205
Chatham Lodging Trust (a) (b)	12,300	128,535
City Office REIT, Inc.	25,900	335,405
Corporate Office Properties Trust	64,300	1,684,017
DiamondRock Hospitality Co. (a)	101,000	829,210
Equity Commonwealth (a)	71,300	1,962,889
Essential Properties Realty Trust, Inc.	29,200	627,508
First Industrial Realty Trust, Inc.	13,000	617,240
Four Corners Property Trust, Inc.	23,100	614,229
Getty Realty Corp.	28,429	753,368
Gladstone Commercial Corp.	37,400	704,616
Global Medical REIT, Inc. (b)	18,100	203,263
Healthcare Realty Trust, Inc. (b)	89,600	2,437,120
Highwoods Properties, Inc.	4,400	150,436
Independence Realty Trust, Inc.	49,600	1,028,208
Kite Realty Group Trust	66,634	1,152,102
NexPoint Residential Trust, Inc.	1,688	105,517
Paramount Group, Inc.	146,500	1,059,195
Pebblebrook Hotel Trust	40,400	669,428
Phillips Edison & Co., Inc. (b)	24,400	815,204
Physicians Realty Trust (b)	55,800	973,710
Piedmont Office Realty Trust, Inc. - Class A	69,000	905,280

Equity Real Estate Investment Trusts—(Continued)
Plymouth Industrial REIT, Inc.	9,200	161,368
PotlatchDeltic Corp.	33,925	1,499,146
Retail Opportunity Investments Corp.	94,800	1,495,944
RLJ Lodging Trust	83,257	918,325
Ryman Hospitality Properties, Inc. (a)	11,800	897,154
SITE Centers Corp.	151,000	2,033,970
STAG Industrial, Inc.	62,900	1,942,352
Summit Hotel Properties, Inc. (a) (b)	33,300	242,091
Sunstone Hotel Investors, Inc. (a)	67,373	668,340
Terreno Realty Corp.	29,800	1,660,754
UMH Properties, Inc.	12,800	226,048
Urban Edge Properties (b)	14,700	223,587
Urstadt Biddle Properties, Inc. - Class A	11,500	186,300
Xenia Hotels & Resorts, Inc. (a)	127,700	1,855,481

		41,439,714

Food & Staples Retailing—0.9%
Andersons, Inc. (The)	32,300	1,065,577
SpartanNash Co. (b)	40,100	1,209,817
Sprouts Farmers Market, Inc. (a)	37,900	959,628
United Natural Foods, Inc. (a) (b)	10,400	409,760

		3,644,782

Food Products—0.7%
Darling Ingredients, Inc. (a)	37,700	2,254,460
Fresh Del Monte Produce, Inc.	10,600	313,018
Seneca Foods Corp. - Class A (a)	4,600	255,484

		2,822,962

Gas Utilities—1.9%
Brookfield Infrastructure Corp. - Class A (b)	18,300	777,750
Chesapeake Utilities Corp.	3,700	479,335
New Jersey Resources Corp. (b)	87,100	3,878,563
Northwest Natural Holding Co.	13,700	727,470
ONE Gas, Inc.	3,400	276,046
Spire, Inc.	21,539	1,601,855

		7,741,019

Health Care Equipment & Supplies—0.8%
AngioDynamics, Inc. (a)	26,300	508,905
Bioventus, Inc. - Class A (a) (b)	43,200	294,624
Embecta Corp. (a)	29,900	757,068
Integer Holdings Corp. (a)	2,900	204,914
Natus Medical, Inc. (a)	17,700	580,029
Utah Medical Products, Inc.	5,100	438,090
Varex Imaging Corp. (a) (b)	16,700	357,213

		3,140,843

Health Care Providers & Services—1.6%
AdaptHealth Corp. (a)	48,200	869,528
National HealthCare Corp. (b)	3,700	258,630
Option Care Health, Inc. (a)	147,300	4,093,467
Owens & Minor, Inc. (b)	36,800	1,157,360

		6,378,985

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Technology—2.2%
Allscripts Healthcare Solutions, Inc. (a) (b)	242,900	$3,602,207
Computer Programs & Systems, Inc. (a) (b)	41,100	1,313,967
Evolent Health, Inc. - Class A (a)	53,900	1,655,269
NextGen Healthcare, Inc. (a)	115,400	2,012,576

		8,584,019

Hotels, Restaurants & Leisure—0.6%
Bloomin’ Brands, Inc.	39,400	654,828
Bluegreen Vacations Holding Corp.	10,400	259,584
Marriott Vacations Worldwide Corp.	6,600	766,920
Scientific Games Corp. - Class A (a)	8,200	385,318
SeaWorld Entertainment, Inc. (a)	7,500	331,350

		2,398,000

Household Durables—1.2%
Lifetime Brands, Inc. (b)	12,000	132,480
Meritage Homes Corp. (a)	21,000	1,522,500
Taylor Morrison Home Corp. (a)	69,000	1,611,840
TRI Pointe Home, Inc. (a)	88,700	1,496,369

		4,763,189

Household Products—0.3%
Central Garden and Pet Co. (Non-Voting Shares) - Class A (a)	32,100	1,284,321

Independent Power and Renewable Electricity Producers—0.6%
Clearway Energy, Inc. - Class A	38,300	1,224,451
Clearway Energy, Inc. - Class C	38,100	1,327,404

		2,551,855

Insurance—1.4%
American Equity Investment Life Holding Co.	16,000	585,120
CNO Financial Group, Inc.	29,400	531,846
Employers Holdings, Inc. (b)	19,400	812,666
RLI Corp.	17,775	2,072,387
Selective Insurance Group, Inc.	10,800	938,952
Stewart Information Services Corp.	8,600	427,850

		5,368,821

Interactive Media & Services—0.5%
Cars.com, Inc. (a) (b)	68,800	648,784
Liberty TripAdvisor Holdings, Inc. - Class A (a) (b)	49,877	37,737
QuinStreet, Inc. (a)	42,400	426,544
Yelp, Inc. (a)	28,200	783,114

		1,896,179

IT Services—0.9%
CSG Systems International, Inc.	32,000	1,909,760
IBEX Holdings, Ltd. (a) (b)	9,600	161,952
Information Services Group, Inc.	207,248	1,400,997
SolarWinds Corp.	6,900	70,725

		3,543,434

Life Sciences Tools & Services—0.1%
Pacific Biosciences of California, Inc. (a) (b)	81,000	358,020

Machinery—1.4%
AGCO Corp.	14,200	1,401,540
Douglas Dynamics, Inc.	6,142	176,521
EnPro Industries, Inc.	3,600	294,948
Hillenbrand, Inc.	11,800	483,328
Mueller Industries, Inc.	34,450	1,835,841
Terex Corp.	18,300	500,871
Wabash National Corp. (b)	74,950	1,017,821

		5,710,870

Marine—0.1%
Safe Bulkers, Inc.	61,000	233,020

Media—1.7%
AMC Networks, Inc. - Class A (a)	54,200	1,578,304
Gray Television, Inc. (b)	97,700	1,650,153
John Wiley & Sons, Inc. - Class A	54,500	2,602,920
Sinclair Broadcast Group, Inc. - Class A (b)	39,100	797,640

		6,629,017

Metals & Mining—2.1%
Alcoa Corp.	6,300	287,154
Allegheny Technologies, Inc. (a)	9,400	213,474
Arconic Corp. (a)	73,200	2,053,260
Cleveland-Cliffs, Inc. (a)	14,400	221,328
Coeur Mining, Inc. (a) (b)	26,800	81,472
Commercial Metals Co.	64,300	2,128,330
Constellium SE (a)	76,500	1,010,565
Hecla Mining Co. (b)	53,300	208,936
Materion Corp.	6,200	457,126
Olympic Steel, Inc.	4,100	105,575
Schnitzer Steel Industries, Inc. - Class A	18,700	614,108
SunCoke Energy, Inc.	70,300	478,743
TimkenSteel Corp. (a)	25,600	478,976

		8,339,047

Mortgage Real Estate Investment Trusts—3.1%
Arbor Realty Trust, Inc.	30,000	393,300
Ares Commercial Real Estate Corp. (b)	154,400	1,888,312
Blackstone Mortgage Trust, Inc. - Class A (b)	113,900	3,151,613
Ellington Financial, Inc. (b)	66,300	972,621
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	12,300	465,678
KKR Real Estate Finance Trust, Inc.	129,300	2,256,285
Ladder Capital Corp.	140,900	1,485,086
Ready Capital Corp. (b)	64,300	766,456
Redwood Trust, Inc. (b)	80,400	619,884
TPG RE Finance Trust, Inc.	50,600	455,906

		12,455,141

Multi-Utilities—0.8%
Avista Corp.	24,900	1,083,399
Black Hills Corp. (b)	13,400	975,118
NorthWestern Corp.	11,600	683,588
Unitil Corp.	9,300	546,096

		3,288,201

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—3.3%
Antero Resources Corp. (a)	8,600	$263,590
Arch Resources, Inc.	10,050	1,438,055
Berry Corp.	9,000	68,580
CNX Resources Corp. (a)	15,300	251,838
CONSOL Energy, Inc. (a)	5,900	291,342
CVR Energy, Inc.	19,900	666,650
Delek U.S. Holdings, Inc. (a)	21,029	543,389
Dorian LPG, Ltd. (b)	51,700	785,840
Green Plains, Inc. (a) (b)	26,400	717,288
Murphy Oil Corp.	60,900	1,838,571
Oasis Petroleum, Inc.	11,800	1,435,470
Ovintiv, Inc. (b)	48,240	2,131,726
Par Pacific Holdings, Inc. (a)	10,100	157,459
PBF Energy, Inc. - Class A (a)	5,900	171,218
Peabody Energy Corp. (a) (b)	11,900	253,827
Range Resources Corp. (a)	9,200	227,700
REX American Resources Corp. (a)	4,600	390,080
SM Energy Co.	16,300	557,297
Talos Energy, Inc. (a)	13,700	211,939
Whiting Petroleum Corp.	600	40,818
World Fuel Services Corp.	31,900	652,674

		13,095,351

Paper & Forest Products—0.1%
Louisiana-Pacific Corp.	5,800	303,978

Personal Products—1.5%
BellRing Brands, Inc. (a)	115,800	2,882,262
Edgewell Personal Care Co.	31,500	1,087,380
Herbalife Nutrition, Ltd. (a)	101,600	2,077,720

		6,047,362

Pharmaceuticals—1.0%
Amphastar Pharmaceuticals, Inc. (a) (b)	19,400	674,926
Cara Therapeutics, Inc. (a) (b)	50,700	462,891
CinCor Pharma, Inc. (a) (b)	32,900	619,836
Endo International plc (a)	335,800	156,382
Intra-Cellular Therapies, Inc. (a)	16,100	918,988
NGM Biopharmaceuticals, Inc. (a)	58,600	751,252
Supernus Pharmaceuticals, Inc. (a)	16,400	474,288

		4,058,563

Professional Services—2.8%
Barrett Business Services, Inc.	27,060	1,971,862
Heidrick & Struggles International, Inc.	20,600	666,616
Huron Consulting Group, Inc. (a) (b)	18,600	1,208,814
Insperity, Inc.	1,600	159,728
Kelly Services, Inc. - Class A	73,747	1,462,403
Korn Ferry	27,500	1,595,550
ManTech International Corp. - Class A	25,600	2,443,520
TrueBlue, Inc. (a)	88,900	1,591,310

		11,099,803

Real Estate Management & Development—0.8%
Anywhere Real Estate Inc, (a) (b)	60,000	589,800

Real Estate Management & Development—(Continued)
Kennedy-Wilson Holdings, Inc.	128,200	2,428,108

		3,017,908

Road & Rail—1.1%
ArcBest Corp.	33,200	2,336,284
Avis Budget Group, Inc. (a) (b)	8,400	1,235,472
Covenant Logistics Group, Inc.	6,300	158,067
Heartland Express, Inc. (b)	37,800	525,798
Werner Enterprises, Inc.	6,700	258,218

		4,513,839

Semiconductors & Semiconductor Equipment—0.6%
Amkor Technology, Inc.	37,100	628,845
Cohu, Inc. (a) (b)	56,200	1,559,550
Veeco Instruments, Inc. (a) (b)	6,200	120,280

		2,308,675

Software—1.1%
A10 Networks, Inc.	39,900	573,762
eGain Corp. (a)	67,400	657,150
LiveRamp Holdings, Inc. (a)	27,800	717,518
Marathon Digital Holdings, Inc. (a) (b)	25,373	135,492
Ping Identity Holding Corp. (a)	111,300	2,018,982
SecureWorks Corp. - Class A (a)	12,451	135,218

		4,238,122

Specialty Retail—2.3%
Abercrombie & Fitch Co. - Class A (a)	8,000	135,360
Academy Sports & Outdoors, Inc.	109,100	3,877,414
Bed Bath & Beyond, Inc. (a)	31,000	154,070
Conn’s, Inc. (a) (b)	52,600	421,852
Genesco, Inc. (a) (b)	6,600	329,406
ODP Corp. (The) (a)	30,900	934,416
Signet Jewelers, Ltd. (b)	33,200	1,774,872
Sleep Number Corp. (a) (b)	7,300	225,935
Sonic Automotive, Inc. - Class A (b)	19,400	710,622
Zumiez, Inc. (a) (b)	20,400	530,400

		9,094,347

Technology Hardware, Storage & Peripherals—1.1%
Avid Technology, Inc. (a)	36,200	939,390
Xerox Holdings Corp.	228,800	3,397,680

		4,337,070

Textiles, Apparel & Luxury Goods—0.4%
G-III Apparel Group, Ltd. (a)	50,200	1,015,546
Kontoor Brands, Inc.	7,600	253,612
Wolverine World Wide, Inc. (b)	25,300	510,048

		1,779,206

Thrifts & Mortgage Finance—3.1%
Axos Financial, Inc. (a)	24,000	860,400
Capitol Federal Financial, Inc.	42,400	389,232
Essent Group, Ltd.	90,600	3,524,340

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Thrifts & Mortgage Finance—(Continued)
Kearny Financial Corp. (b)	44,500	$494,395
Luther Burbank Corp.	5,900	76,995
Merchants Bancorp	4,900	111,083
MGIC Investment Corp.	45,400	572,040
Mr Cooper Group, Inc. (a)	24,600	903,804
NMI Holdings, Inc. - Class A (a)	53,600	892,440
Northfield Bancorp, Inc.	68,900	897,767
PennyMac Financial Services, Inc.	5,000	218,550
Radian Group, Inc.	168,400	3,309,060

		12,250,106

Trading Companies & Distributors—2.9%
BlueLinx Holdings, Inc. (a)	10,000	668,100
Boise Cascade Co.	31,300	1,862,037
GATX Corp.	7,300	687,368
GMS, Inc. (a)	31,300	1,392,850
MRC Global, Inc. (a)	83,600	832,656
NOW, Inc. (a)	249,800	2,443,044
Rush Enterprises, Inc. - Class A	35,700	1,720,740
Titan Machinery, Inc. (a)	27,200	609,552
Veritiv Corp. (a)	11,400	1,237,470

		11,453,817

Water Utilities—0.3%
American States Water Co.	16,300	1,328,613

Total Common Stocks (Cost $394,552,813)		381,496,025

Short-Term Investment—3.0%

Repurchase Agreement—3.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/22 at 0.350%, due on 07/01/22 with a maturity value of $11,824,360; collateralized by U.S. Treasury Note at 3.000%, maturing 06/30/24, with a market value of $12,060,791.	11,824,245	11,824,245

Total Short-Term Investments (Cost $11,824,245)		11,824,245

Securities Lending Reinvestments (c)—6.8%

Commercial Paper—0.3%
Liberty Street Funding LLC 1.550%, 07/01/22	1,000,000	999,952

Repurchase Agreements—4.3%
Cantor Fitzgerald & Co. Repurchase Agreement dated 06/30/22 at 1.550%, due on 07/01/22 with a maturity value of $2,000,086; collateralized by U.S. Government Agency Obligations with rates ranging from 0.295% - 8.000%, maturity dates ranging from 09/15/22 - 02/20/72, and an aggregate market value of $2,040,000.	2,000,000	2,000,000

Repurchase Agreements —(Continued)
National Bank Financial, Inc. Repurchase Agreement dated 06/30/22 at 1.570%, due on 07/01/22 with a maturity value of $800,035; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.375%, maturity dates ranging from 09/22/22 - 11/15/48, and an aggregate market value of $817,123.	800,000	800,000
National Bank of Canada Repurchase Agreement dated 06/30/22 at 1.570%, due on 07/07/22 with a maturity value of $1,300,397; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.375%, maturity dates ranging from 07/31/22 - 08/15/51, and an aggregate market value of $1,327,824.	1,300,000	1,300,000
Repurchase Agreement dated 06/30/22 at 1.700%, due on 07/07/22 with a maturity value of $2,000,661; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.000%, maturity dates ranging from 11/03/22 - 02/15/51, and various Common Stock with an aggregate market value of $2,205,614.	2,000,000	2,000,000
Natwest Markets Securities, Inc. Repurchase Agreement dated 06/30/22 at 1.480%, due on 07/01/22 with a maturity value of $3,220,668; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 07/05/22 - 11/15/49, and an aggregate market value of $3,285,081.	3,220,535	3,220,535
NBC Global Finance, Ltd. Repurchase Agreement dated 06/30/22 at 1.735%, due on 07/07/22 with a maturity value of $1,000,337; collateralized by various Common Stock with an aggregate market value of $1,111,781.	1,000,000	1,000,000
Societe Generale Repurchase Agreement dated 06/30/22 at 1.500%, due on 07/01/22 with a maturity value of $1,600,067; collateralized by U.S. Treasury Obligations with rates ranging from 0.375% - 3.000%, maturity dates ranging from 10/31/22 - 08/15/48, and an aggregate market value of $1,632,612.	1,600,000	1,600,000
Repurchase Agreement dated 06/30/22 at 1.500%, due on 07/01/22 with a maturity value of $400,017; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 01/31/23 -02/15/32, and an aggregate market value of $408,153.	400,000	400,000
Repurchase Agreement dated 06/30/22 at 1.600%, due on 07/01/22 with a maturity value of $500,022; collateralized by various Common Stock with an aggregate market value of $555,686.	500,000	500,000
Repurchase Agreement dated 06/30/22 at 1.620%, due on 07/01/22 with a maturity value of $800,036; collateralized by various Common Stock with an aggregate market value of $889,098.	800,000	800,000
Repurchase Agreement dated 06/30/22 at 1.670%, due on 07/07/22 with a maturity value of $500,162; collateralized by various Common Stock with an aggregate market value of $555,913.	500,000	500,000

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
TD Prime Services LLC Repurchase Agreement dated 06/30/22 at 1.650%, due on 07/01/22 with a maturity value of $3,000,138; collateralized by various Common Stock with an aggregate market value of $3,314,289.	3,000,000	$3,000,000

		17,120,535

Time Deposit—0.2%
Credit Agricole Corp. & Investment Bank (NY) 1.560%, 07/01/22	1,000,000	1,000,000

Mutual Funds—2.0%
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.380% (d)	3,000,000	3,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 1.390% (d)	3,000,000	3,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.430% (d)	2,000,000	2,000,000

		8,000,000

Total Securities Lending Reinvestments (Cost $27,120,536)		27,120,487

Total Investments—106.1% (Cost $433,497,594)		420,440,757
Other assets and liabilities (net)—(6.1)%		(24,135,840)

Net Assets—100.0%		$396,304,917

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of June 30, 2022, the market value of securities loaned was $26,798,683 and the collateral received consisted of cash in the amount of $27,120,492 and non-cash collateral with a value of $2,489,610. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2022.
(d)	The rate shown represents the annualized seven-day yield as of June 30, 2022.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
Russell 2000 Index E-Mini Futures	09/16/22	154	USD	13,151,600	$(158,548)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$381,496,025	$—	$—	$381,496,025
Total Short-Term Investment*	—	11,824,245	—	11,824,245
Securities Lending Reinvestments
Commercial Paper	—	999,952	—	999,952
Repurchase Agreements	—	17,120,535	—	17,120,535
Time Deposit	—	1,000,000	—	1,000,000
Mutual Funds	8,000,000	—	—	8,000,000
Total Securities Lending Reinvestments	8,000,000	19,120,487	—	27,120,487
Total Investments	$389,496,025	$30,944,732	$—	$420,440,757

Collateral for Securities Loaned (Liability)	$—	$(27,120,492)	$—	$(27,120,492)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(158,548)	$—	$—	$(158,548)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets
Investments at value (a) (b)	$420,440,757
Cash	25,641
Cash denominated in foreign currencies (c)	7,456
Cash collateral for futures contracts	1,022,000
Receivable for:
Investments sold	2,044,990
Fund shares sold	11,169
Dividends and interest	802,212

Total Assets	424,354,225
Liabilities
Collateral for securities loaned	27,120,492
Payables for:
Investments purchased	201,435
Fund shares redeemed	37,000
Variation margin on futures contracts	103,139
Accrued Expenses:
Management fees	231,160
Distribution and service fees	5,065
Deferred trustees’ fees	167,434
Other expenses	183,583

Total Liabilities	$28,049,308

Net Assets	$396,304,917

Net Assets Consist of:
Paid in surplus	$389,692,402
Distributable earnings (Accumulated losses)	6,612,515

Net Assets	$396,304,917

Net Assets
Class A	$372,606,454
Class B	23,698,463
Capital Shares Outstanding*
Class A	35,484,771
Class B	2,294,537
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$10.50
Class B	10.33

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $433,497,594.
(b)	Includes securities loaned at value of $26,798,683.
(c)	Identified cost of cash denominated in foreign currencies was $7,285.

Statement of Operations

Six Months Ended June 30, 2022 (Unaudited)

Investment Income
Dividends (a)	$4,587,220
Interest	1,405
Securities lending income	60,639

Total investment income	4,649,264
Expenses
Management fees	1,809,050
Administration fees	15,516
Custodian and accounting fees	57,161
Distribution and service fees—Class B	34,704
Audit and tax services	30,529
Legal	20,427
Shareholder reporting	11,885
Insurance	1,911
Miscellaneous (b)	3,340

Total expenses	1,984,523
Less management fee waiver	(231,586)
Less broker commission recapture	(12,097)

Net expenses	1,740,840

Net Investment Income	2,908,424

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	23,426,188
Futures contracts	(1,938,625)

Net realized gain (loss)	21,487,563

Net change in unrealized appreciation (depreciation) on:
Investments	(110,562,219)
Futures contracts	(399,015)
Foreign currency transactions	(131)

Net change in unrealized appreciation (depreciation)	(110,961,365)

Net realized and unrealized gain (loss)	(89,473,802)

Net Increase (Decrease) in Net Assets From Operations	$(86,565,378)

(a)	Net of foreign withholding taxes of $5,245.
(b)	Includes $19,894 in Trustees’ fees and expenses and $21,639 in deferred Trustee compensation losses.

See accompanying notes to financial statements.

BHFTI-13

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$2,908,424	$4,034,107
Net realized gain (loss)	21,487,563	147,042,229
Net change in unrealized appreciation (depreciation)	(110,961,365)	8,156,736

Increase (decrease) in net assets from operations	(86,565,378)	159,233,072

From Distributions to Shareholders
Class A	(140,144,584)	(18,090,895)
Class B	(8,928,104)	(1,110,594)

Total distributions	(149,072,688)	(19,201,489)

Increase (decrease) in net assets from capital share transactions	109,023,884	(161,956,479)

Total increase (decrease) in net assets	(126,614,182)	(21,924,896)

Net Assets
Beginning of period	522,919,099	544,843,995

End of period	$396,304,917	$522,919,099

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Value	Shares	Value
Class A
Sales	55,254	$1,007,653	650,709	$12,511,250
Reinvestments	12,928,468	140,144,584	913,220	18,090,895
Redemptions	(2,047,313)	(38,649,633)	(9,980,306)	(185,204,843)

Net increase (decrease)	10,936,409	$102,502,604	(8,416,377)	$(154,602,698)

Class B
Sales	67,288	$1,123,181	188,430	$3,643,730
Reinvestments	837,533	8,928,104	56,692	1,110,594
Redemptions	(196,379)	(3,530,005)	(654,035)	(12,108,105)

Net increase (decrease)	708,442	$6,521,280	(408,913)	$(7,353,781)

Increase (decrease) derived from capital shares transactions		$109,023,884		$(161,956,479)

See accompanying notes to financial statements.

BHFTI-14

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$20.02		$15.60	$14.89	$14.16	$17.61	$18.11

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.11		0.14	0.16	0.24	0.23	0.23
Net realized and unrealized gain (loss)	(3.43)		5.00	0.72	2.33	(2.40)	0.37

Total income (loss) from investment operations	(3.32)		5.14	0.88	2.57	(2.17)	0.60

Less Distributions
Distributions from net investment income	(0.21)		(0.23)	(0.17)	(0.22)	(0.24)	(0.24)
Distributions from net realized capital gains	(5.99)		(0.49)	0.00	(1.62)	(1.04)	(0.86)

Total distributions	(6.20)		(0.72)	(0.17)	(1.84)	(1.28)	(1.10)

Net Asset Value, End of Period	$10.50		$20.02	$15.60	$14.89	$14.16	$17.61

Total Return (%) (b)	(17.53	)(c)	33.01	6.34	19.53	(13.76)	3.62

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.84	(d)	0.85	0.85	0.85	0.84	0.84
Net ratio of expenses to average net assets (%) (e)	0.74	(d)	0.75	0.75	0.75	0.74	0.74
Ratio of net investment income (loss) to average net assets (%)	1.27	(d)	0.76	1.32	1.61	1.31	1.31
Portfolio turnover rate (%)	33	(c)	63	76	52	53	40
Net assets, end of period (in millions)	$372.6		$491.6	$514.1	$472.7	$398.1	$502.5

	Class B
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$19.78		$15.42	$14.71	$14.01	$17.42	$17.94

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.09		0.10	0.13	0.20	0.18	0.18
Net realized and unrealized gain (loss)	(3.39)		4.94	0.72	2.29	(2.36)	0.36

Total income (loss) from investment operations	(3.30)		5.04	0.85	2.49	(2.18)	0.54

Less Distributions
Distributions from net investment income	(0.16)		(0.19)	(0.14)	(0.17)	(0.19)	(0.20)
Distributions from net realized capital gains	(5.99)		(0.49)	0.00	(1.62)	(1.04)	(0.86)

Total distributions	(6.15)		(0.68)	(0.14)	(1.79)	(1.23)	(1.06)

Net Asset Value, End of Period	$10.33		$19.78	$15.42	$14.71	$14.01	$17.42

Total Return (%) (b)	(17.65	)(c)	32.74	6.11	19.15	(13.91)	3.31

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.09	(d)	1.10	1.10	1.10	1.09	1.09
Net ratio of expenses to average net assets (%) (e)	0.99	(d)	1.00	1.00	1.00	0.99	0.99
Ratio of net investment income (loss) to average net assets (%)	1.02	(d)	0.52	1.07	1.35	1.05	1.05
Portfolio turnover rate (%)	33	(c)	63	76	52	53	40
Net assets, end of period (in millions)	$23.7		$31.4	$30.8	$29.8	$27.2	$36.8

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).

See accompanying notes to consolidated financial statements.

BHFTI-15

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Notes to Financial Statements—June 30, 2022 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-four series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is JPMorgan Small Cap Value Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A and B shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2022 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946- Financial Services- Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued in reference to similar instruments traded on active markets are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from third-party pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost

BHFTI-16

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

In December 2020, the Securities and Exchange Commission adopted Rule 2a-5, Good Faith Determinations of Fair Value, under the 1940 Act, which is intended to address valuation practices and the role of the board of directors with respect to the fair value of the investments of a registered investment company. Among other things, Rule 2a-5 will permit the Portfolio’s Board to designate the Portfolio’s primary investment adviser to perform the Portfolio’s fair value determinations, which will be subject to the Board’s oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the investment adviser’s fair value determinations. Compliance with Rule 2a-5 will be required beginning in September 2022. The Portfolio’s valuation policies and related practices may be impacted as the Portfolio comes into compliance with Rule 2a-5.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization

BHFTI-17

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed. As of June 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2022, the Portfolio had direct investments in repurchase agreements with a gross value of $11,824,245. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $17,120,535. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2022.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur, any interest earned, and any dividends declared during the term of the loan, would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio generally receives cash, U.S. Government securities, letters of credit, or other collateral deemed appropriate by the Adviser. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, including repurchase agreements with respect to equity securities, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. The value of the securities on loan may change each business day. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2022 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2022 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2022.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

All securities on loan are classified as Common Stocks in the Portfolio’s Schedule of Investments as of June 30, 2022. For all securities on loan, the remaining contractual maturity of the agreements is overnight and continuous.

BHFTI-18

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with Capital Institutional Services, Inc. (“CAPIS”). Under this arrangement, the Portfolio directs certain trades to CAPIS in return for a recapture credit. CAPIS issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as broker commission recapture on the Statement of Operations of the Portfolio. Additionally, these amounts have been excluded from the calculation of the net ratio of expenses to average net assets presented in the Financial Highlights for each share class.

3. Investments in Derivative Instruments

Futures Contracts - The Portfolio may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Statement of Operations. When the contract is closed or expires, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. If futures contracts are exchange-traded, the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default. For OTC futures, the Portfolio’s ability to terminate the positions may be more limited than in the case of exchange-traded positions and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2022 by category of risk exposure:

	Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value
Equity	Unrealized depreciation on futures contracts (a)	$(158,548)

(a)	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2022:

Statement of Operations Location—Net Realized Gain (Loss)	Equity
Futures contracts	$(1,938,625)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Equity
Futures contracts	$(399,015)

For the six months ended June 30, 2022, the average notional par or face amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$7,543,962

‡	Averages are based on activity levels during the period for which the amounts are outstanding.

BHFTI-19

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

4. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the COVID-19 pandemic. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The COVID-19 pandemic has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this pandemic, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. At this time, it is still not possible to estimate the severity or duration of the COVID-19 pandemic, including the severity, duration and frequency of any additional “waves” or emerging variants of COVID-19. It is also still not possible to estimate the duration or frequency of the utilization of any therapeutic treatments and vaccines for COVID-19 or variants thereof. It is likewise still not possible to predict or estimate the longer-term effects of the COVID-19 pandemic, or any actions taken to contain or address the pandemic, on the Portfolios, the financial markets, and economy at large. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

In late February 2022, Russian military forces invaded Ukraine, significantly amplifying already existing geopolitical tensions among Russia, Ukraine, Europe, NATO, and the West. Russia’s invasion, the responses of countries and political bodies to Russia’s actions, and the potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities such as oil and natural gas. Following Russia’s actions, various countries, including the U.S., Canada, the United Kingdom, Germany, and France, as well as the European Union, issued broad-ranging economic sanctions against Russia. Sanctions threatened or imposed by these jurisdictions, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or the Portfolio. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Portfolio. Sanctions, or the threat of new or modified sanctions, could impair the ability of the Portfolio to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Portfolio, even if the Portfolio does not have direct exposure to securities of Russian issuers.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

BHFTI-20

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency, which is segregated at a broker account registered with the Commodities Futures Trading Commission, or the applicable regulator. In a cleared derivative transaction, the Portfolio’s counterparty is a clearinghouse rather than a bank or broker. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, which is the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In 2017, the UK Financial Conduct Authority (FCA) announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. dollar LIBOR and the Sterling Overnight Interbank Average Rate for GBP LIBOR). Various financial industry groups have been planning for the transition away from LIBOR and markets are developing in response to these new rates, but there are concerns around liquidity of the new rates and obstacles to converting certain securities and transactions to new rates. Neither the effect of the transition process nor its ultimate success can yet be known. The transition away from and eventual elimination of LIBOR may adversely affect the interest rates on, and liquidity and value of, certain assets and liabilities of the Portfolio that are tied to LIBOR. These may include bank loans, floating rate securities, structured securities (including asset-backed and mortgage-backed securities), other debt securities, derivatives, and financing transactions tied to LIBOR, particularly insofar as the documentation governing such instruments does not include “fall back” provisions addressing the transition from LIBOR. The effect of any changes to, or discontinuation of, LIBOR on the Portfolio will vary depending on, among other things (1) existing fallback or termination provisions in individual contracts and (2) the extent to which industry participants adopt new reference rates and fallbacks for both legacy and new products and instruments. The Subadviser may have discretion to determine a successor or substitute reference rate, including any price or other adjustments to account for differences between the successor or substitute reference rate and previous rate. Such successor or substitute reference rate and any adjustments selected may negatively impact the Portfolio’s investments, performance or financial condition, and may expose the Portfolio to additional tax, accounting and regulatory risks. The transition away from LIBOR may affect the value, liquidity or return on certain Portfolio investments and may result in costs incurred in connection with closing out positions and entering into new trades, adversely impacting the Portfolio’s overall financial condition or results of operations. It is difficult to predict the full impact of the transition away from LIBOR and the adoption of alternative reference rates on the Portfolio.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2022 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$ 0	$149,342,851	$0	$187,656,153

BHFTI-21

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

6. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2022	% per annum	Average Daily Net Assets
$1,809,050	0.800%	First $100 million
	0.775%	$100 million to $500 million
	0.750%	$500 million to $1 billion
	0.725%	Over $1 billion

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. J.P. Morgan Investment Management, Inc. is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, the Adviser has agreed, for the period April 29, 2022 to April 30, 2023, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.075%	First $50 million
0.125%	$50 million to $100 million
0.100%	$100 million to $500 million
0.075%	$500 million to $1 billion
0.050%	Over $1 billion

An identical agreement was in place for the period April 30, 2021 to April 29, 2022. Amounts waived for the six months ended June 30, 2022 are shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2022 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee.

BHFTI-22

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

During the six months ended June 30, 2022, deferred compensation losses exceeded accrued Trustees’ fees and expenses. As such, changes in the value of participants’ deferral accounts in excess of the Trustees’ fees and expenses are reflected as a component of Miscellaneous expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2022 was as follows:

Cost basis of investments	$437,713,637

Gross unrealized appreciation	31,763,466
Gross unrealized (depreciation)	(49,194,894)

Net unrealized appreciation (depreciation)	$(17,431,428)

The tax character of distributions paid for the years ended December 31, 2021 and 2020 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2021	2020	2021	2020	2021	2020
$18,027,346	$6,606,977	$1,174,143	$—	$19,201,489	$6,606,977

As of December 31, 2021, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation (Depreciation)	Accumulated Capital Losses	Total
$82,145,336	$66,765,018	$93,530,108	$—	$242,440,462

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2021, the Portfolio had no accumulated capital losses.

9. Recent Accounting Pronouncement

In January 2021, the FASB issued Accounting Standards Update No. 2021-01 (“ASU 2021-01”), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, as regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective through December 31, 2022, for all entities. The expedients and exceptions provided by the amendments do not apply to contract modifications and hedging relationships entered into or evaluated after December 31, 2022, except for hedging transactions as of December 31, 2022, that an entity has elected certain optional expedients for and that are retained through the end of the hedging relationship. Management expects that the adoption of the guidance will not have a material impact on the Portfolio’s financial statements.

BHFTI-23

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

For the period April 1, 2021 through March 31, 2022, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-24

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Managed By Loomis Sayles & Company, L.P

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2022, the Class A and B shares of the Loomis Sayles Global Allocation Portfolio returned -24.72% and -24.81%, respectively. The Portfolio’s benchmarks, the MSCI World Index¹ and the FTSE World Government Bond Index (“WGBI”)², returned -20.51% and -14.79%, respectively.

MARKET ENVIRONMENT / CONDITIONS

Market sentiment weakened considerably during the first half of the year, leading to losses for nearly every major asset category except for commodities. The downturn reflects the extremely challenging market backdrop that has been in place since late 2021. Inflation has risen considerably, led by energy, food, and housing. In the United States, consumer prices reached their highest level in over 40 years. Consumer Price Index (“CPI”) rose 8.6% on a year-over-year basis in May, up from 8.3% in April. Price pressures, which were already apparent in early 2021, were exacerbated by Russia’s invasion of Ukraine and the subsequent impact on global supply chains and energy prices. The ongoing Russia/Ukraine conflict continued to pressure commodity supplies and China’s struggle to contain COVID-19 led to renewed lockdowns and continued global supply chain bottlenecks.

Central banks responded by tightening monetary policy aggressively. The U.S. Federal Reserve (the “Fed”) raised interest rates by 50 basis points (one-half of one percentage point) in May and another 75 basis points in June. The moves, which followed the Fed’s quarter-point hike in mid-March, brought the fed funds target to a range of 1.50% to 1.75%—its highest level since before COVID-19. Many central banks joined the Fed in tightening policy, highlighted by surprise interest-rate hikes by both the Bank of England and the Swiss National Bank. While central banks typically prepare the markets prior to making a move, the rapidly shifting landscape has led to greater urgency to dampen inflation.

The prospect of tighter Fed policy caused bonds to suffer unusually weak returns and high volatility during the first half of the year. Nearly all segments of the market lost ground, with credit-oriented investments generally experiencing the worst performance. Inflationary concerns across the major markets and the intensifying conflict in Ukraine caused U.S., Euro, and Sterling investment grade spreads to widen. With expectations of rising rates, we have also seen a flattening of yield curves.

Global equity markets, as measured by the MSCI World Index, ended the period with a decline of over 20%, with the majority of sectors registering losses. The Consumer Discretionary, Information Technology (“IT”) and Communication Services sectors posted the steepest declines as investors moved away from riskier assets. The Energy sector meaningfully outperformed the broader market, posting a return of just under 25%.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The equity portion of the Portfolio underperformed its benchmark, the MSCI World Index. The IT sector was the largest detractor from relative results, followed by the Consumer Discretionary sector. Not having direct exposure to the Energy sector also detracted on a relative basis. In equities, no sector contributed to relative results.

The largest individual detractor for the period was Airbnb. Shares of Airbnb, an online platform for short-term stays and vacation rentals, underperformed in concert with the travel industry. Despite short-term weakness, the ability for the Airbnb customer to work remotely supports longer-term stays and recurring reservations, in our view. We also believe an increase in hosts, a strong innovation pipeline and a positive balance sheet should enable the business to grow its market share.

Shares of ASML also underperformed due to weakening sentiment around the semiconductor cycle, driven by the macro environment and increasing capacity for semiconductor production. ASML has been affected more than most of its peers as it is less diversified than other equipment companies. Despite fears of overcapacity, we believe foundries will still be built (as more governments onshore production) and these new foundries will require ASML’s lithography machines. Moreover, we believe the secular drivers of demand for chips remains strong with the world becoming “smart” or “smarter” and growth in data centers which have high performance computing needs.

UnitedHealth Group, a leading provider of health insurance and healthcare services in the U.S., was the largest individual contributor. The company’s traditional health insurance business continued to demonstrate strong execution, highlighted by continued positive enrollment trends in both Medicare Advantage and Commercial segments, as well as better-than-expected medical costs. There has also been progress at OptumCare, its primary care service. The number of patients under full value-based care agreements rose significantly as well. We believe that UnitedHealth’s comprehensive set of solutions make the company more valuable than the sum of its parts.

Shares of AIA, an Asian multi-national life insurance company, also contributed to returns. While sales of new life insurance policies were slow in the first half of the year due to the lockdowns in Shanghai and movement restrictions in other parts of China, the majority of AIA’s revenue is recurring revenue from annual premiums. Additionally, rising interest rates are modestly positive for its investment portfolio. We remain confident in the medium-term outlook for AIA’s growth, driven by an expansion of the middle class across Asia and increasing penetration of life and health insurance in the region.

The fixed income sleeve of the Portfolio underperformed the FTSE WGBI Index during the period. In fixed income, allocation to

BHFTI-1

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Managed By Loomis Sayles & Company, L.P

Portfolio Manager Commentary*—(Continued)

Corporate Credit sectors and issuers, including High Yield, was the main source of negative performance. High Yield bonds suffered a considerable decline and were the worst performing segment of the domestic fixed income market during the period. In particular, overweight allocations to the Communications, Consumer Cyclical, and Consumer Non-Cyclical sectors were negative contributors to relative performance. Within Communications, holdings of Dish Network Corp. weighed on performance as they significantly underperformed the Investment Grade and High Yield tele-media space, reflecting the secular decline of the company’s challenged satellite video business. Holdings of pharmaceuticals in the Consumer Non-Cyclical sector particularly detracted from performance due to limited refinancing needs, largely bolt-on mergers and acquisitions (“M&A”) deals, and political headwinds within the industry. Within Consumer Cyclical, surging fuel costs and continued uncertainty surrounding the Omicron variant caused cruise industry holdings to underperform.

In non-U.S. fixed income, overweight positioning in the South Korean won and Australian dollar modestly detracted from performance. Broad U.S. dollar strength during the period weighed on performance of many emerging market currencies.

In fixed income, currency allocation was the primary driver of positive relative performance during the period, as the dollar strengthened against the majority of G10 currencies (ten of the most heavily traded currencies in the world). Particularly helpful to performance were underweight allocations to the Japanese yen, euro, and British pound-sterling, all of which depreciated significantly against the U.S. dollar over the period. Yield curve and duration positioning over the period was another additive source to the relative performance. In particular, underweight duration positions in euro and British pound sterling-pay markets contributed to performance. Positioning towards the long end of the curve in the U.S. dollar-pay market was also beneficial.

We added the following equity securities to the Portfolio during the period: Azenta, Adobe, Vinci (France), and JP Morgan. We eliminated our equity positions in PayPal, Mercari (Japan), Descartes Systems Group (Canada), Vail Resorts, Verisign, Meta Platforms, Copart, and Canada Goose (Canada).

In fixed income, we increased credit beta when global corporate option-adjusted spreads approached roughly 150 basis points based on increasingly attractive valuations and a view towards a short-term resolution of the geopolitical conflict in Ukraine. The spread widening quickly reversed, and tightening occurred rapidly during the period. As a result, we reduced credit beta risk as valuations had approached closer to fair value given the current market backdrop when considering the various geopolitical and macro risks remaining. We began the year with a defensive duration underweight position relative to the benchmark. As yields and spreads moved sharply higher, we adjusted to a more moderate underweight duration and begun to sell our shorter government bond positions to buy higher yielding corporates in a variety of markets, including the Eurozone.

Foreign exchange forwards were used to manage active currency positions and detracted from performance during the first half of the year. They are used primarily to limit exposure to non-U.S. dollar currencies, but on occasion to gain exposure to a benchmark currency without attractive cash bonds. U.S. Treasury Note futures were used to allow flexibility to change the overall duration of the Portfolio without necessarily having to alter the underlying investments, which allows the Portfolio to retain income and yield.

At the end of the period, the allocation of the Portfolio was 68% global equities, 17.5% non-U.S. fixed income, and 14.5% U.S. fixed income. The equity portion of the Portfolio had significant exposure to the IT, Health Care, and Consumer Discretionary sectors with no direct exposure to the Utilities, Real Estate, and Energy sectors. In fixed income, we remained very selective in our overweight positions, reliant on sound fundamental credit analysis and bond picking. The Portfolio maintained plenty of liquidity to take advantage of any potential spread widening or market dislocation. At period end, we continued to be tilted underweight duration, most notably in the Developed Markets space, given our expectation for government

BHFTI-2

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Managed By Loomis Sayles & Company, L.P

Portfolio Manager Commentary*—(Continued)

bond yields to rise as monetary policy around the globe continues to tighten. Duration positioning remained shorter relative to the benchmark within euro, Japanese yen, and British pound-sterling denominated markets, while duration positioning in the U.S. dollar-pay market remained longer relative to the benchmark. The fixed income portion of the Portfolio held almost 70% of its bond exposure in Investment Grade bonds and the balance in High Yield bonds.

Matt Eagan

David Rolley

Eileen Riley

Lee Rosenbaum

Portfolio Managers

Loomis, Sayles & Company, L.P

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The MSCI World Index is a capitalization weighted index that measures performance of stocks from developed countries around the world. The index returns shown above were calculated with net dividends: they reflect the reinvestment of dividends after the deduction of the maximum possible withholding taxes.

2 The FTSE World Government Bond Index measures the performance of fixed-rate, local currency, investment-grade sovereign bonds.

BHFTI-3

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

A $10,000 INVESTMENT COMPARED TO THE MSCI WORLD INDEX & THE FTSE WORLD GOVERNMENT BOND INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2022

	6 Month	1 Year	5 Year	10 Year
Loomis Sayles Global Allocation Portfolio
Class A	-24.72	-20.72	5.63	7.63
Class B	-24.81	-20.92	5.36	7.35
MSCI World Index	-20.51	-14.34	7.67	9.51
FTSE World Government Bond Index	-14.79	-16.77	-1.17	-0.69

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2022

Top Equity Sectors

% of Net Assets
Information Technology	21.8
Health Care	10.1
Consumer Discretionary	8.9
Financials	8.1
Industrials	4.7

Top Fixed Income Sectors

% of Net Assets
Corporate Bonds & Notes	18.1
Foreign Government	7.7
U.S. Treasury & Government Agencies	3.8
Convertible Bonds	2.2
Municipals	0.2

BHFTI-4

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2022 through June 30, 2022.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Loomis Sayles Global Allocation Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period** January 1, 2022 to June 30, 2022
Class A (a)	Actual	0.77%	$1,000.00	$752.80	$3.35
	Hypothetical*	0.77%	$1,000.00	$1,020.98	$3.86

Class B (a)	Actual	1.02%	$1,000.00	$751.90	$4.43
	Hypothetical*	1.02%	$1,000.00	$1,019.74	$5.11

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 6 of the Notes to Financial Statements.

BHFTI-5

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—65.1% of Net Assets

Security Description	Shares	Value

Banks—2.1%
HDFC Bank, Ltd.	140,066	$2,389,267
JPMorgan Chase & Co.	47,130	5,307,309

		7,696,576

Capital Markets—5.1%
Goldman Sachs Group, Inc. (The)	27,302	8,109,240
S&P Global, Inc.	31,934	10,763,674

		18,872,914

Chemicals—4.4%
Linde plc	36,823	10,587,717
Sherwin-Williams Co. (The)	25,236	5,650,593

		16,238,310

Construction & Engineering—0.8%
Vinci S.A.	31,269	2,809,222

Electronic Equipment, Instruments & Components—0.5%
Halma plc	79,976	1,971,538

Food & Staples Retailing—2.1%
Costco Wholesale Corp.	16,382	7,851,565

Health Care Providers & Services—2.8%
UnitedHealth Group, Inc.	19,953	10,248,459

Hotels, Restaurants & Leisure—2.1%
Airbnb, Inc. - Class A (a)	87,384	7,784,167

Insurance—0.9%
AIA Group, Ltd.	304,000	3,339,182

Interactive Media & Services—3.4%
Alphabet, Inc. - Class A (a)	5,259	11,460,729
Alphabet, Inc. - Class C (a)	574	1,255,596

		12,716,325

Internet & Direct Marketing Retail—2.7%
Amazon.com, Inc. (a)	94,483	10,035,039

IT Services—7.0%
Accenture plc - Class A	35,748	9,925,432
MasterCard, Inc. - Class A	34,026	10,734,523
Nomura Research Institute, Ltd.	196,300	5,227,762

		25,887,717

Life Sciences Tools & Services—7.3%
Azenta, Inc.	8,854	638,373
Danaher Corp.	44,005	11,156,148
IQVIA Holdings, Inc. (a)	45,468	9,866,101
Mettler-Toledo International, Inc. (a)	4,808	5,523,286

		27,183,908

Machinery—3.9%
Atlas Copco AB - A Shares	542,269	5,074,274

Machinery—(Continued)
Cummins, Inc.	49,309	9,542,771

		14,617,045

Personal Products—1.6%
Estee Lauder Cos., Inc. (The) - Class A	22,726	5,787,630

Semiconductors & Semiconductor Equipment—7.4%
ASML Holding NV	21,585	10,417,524
NVIDIA Corp.	44,307	6,716,498
Taiwan Semiconductor Manufacturing Co., Ltd.	412,000	6,561,769
Texas Instruments, Inc.	23,495	3,610,007

		27,305,798

Software—7.0%
Adobe, Inc. (a)	11,778	4,311,455
Dassault Systemes SE	60,953	2,258,510
Dropbox, Inc. - Class A (a)	78,085	1,639,004
Roper Technologies, Inc.	17,864	7,050,028
Salesforce, Inc. (a)	63,934	10,551,667

		25,810,664

Specialty Retail—2.2%
Home Depot, Inc. (The)	30,228	8,290,634

Textiles, Apparel & Luxury Goods—1.8%
LVMH Moet Hennessy Louis Vuitton SE	11,138	6,873,629

Total Common Stocks (Cost $214,019,667)		241,320,322

Corporate Bonds & Notes—18.1%

Advertising—0.0%
Clear Channel Outdoor Holdings, Inc. 5.125%, 08/15/27 (144A)	130,000	109,763

Aerospace/Defense—0.2%
Boeing Co. (The) 3.100%, 05/01/26	20,000	18,625
3.250%, 02/01/35	5,000	3,783
3.550%, 03/01/38	20,000	14,566
3.625%, 03/01/48	5,000	3,349
3.750%, 02/01/50	10,000	7,056
3.850%, 11/01/48	85,000	60,019
3.950%, 08/01/59	85,000	57,219
5.150%, 05/01/30	5,000	4,799
Embraer Netherlands Finance B.V. 5.050%, 06/15/25	370,000	357,975
TransDigm, Inc. 6.250%, 03/15/26 (144A)	55,000	53,006

		580,397

Agriculture—0.0%
Darling Ingredients, Inc. 6.000%, 06/15/30 (144A)	10,000	9,966

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Airlines—0.3%
Air Canada Pass-Through Trust 3.300%, 01/15/30 (144A)	188,784	$171,586
4.125%, 12/15/27 (144A)	124,367	112,883
American Airlines Pass-Through Trust 3.700%, 10/15/25	71,469	63,612
3.750%, 10/15/25	150,569	133,385
4.950%, 02/15/25	95,328	88,237
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 5.500%, 04/20/26 (144A) (b)	25,000	22,970
5.750%, 04/20/29 (144A)	30,000	25,613
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 6.500%, 06/20/27 (144A)	285,000	280,098
U.S. Airways Pass-Through Trust 5.900%, 10/01/24	34,021	33,910
United Airlines Pass-Through Trust 3.650%, 10/07/25	61,458	55,989
5.875%, 10/15/27	220,179	216,323

		1,204,606

Auto Manufacturers—0.9%
Allison Transmission, Inc. 4.750%, 10/01/27 (144A)	105,000	96,041
BMW U.S. Capital LLC 3.150%, 04/18/24 (144A)	195,000	193,469
4.150%, 04/09/30 (144A)	200,000	195,985
Ford Motor Co. 3.250%, 02/12/32	55,000	41,135
6.625%, 10/01/28	215,000	212,044
General Motors Co. 5.200%, 04/01/45	265,000	222,586
6.250%, 10/02/43	55,000	52,398
General Motors Financial of Canada, Ltd. 3.250%, 11/07/23 (CAD)	110,000	84,026
Hyundai Capital America 0.875%, 06/14/24 (144A)	350,000	327,196
2.650%, 02/10/25 (144A) (b)	110,000	104,926
2.750%, 09/27/26 (144A)	500,000	461,008
6.375%, 04/08/30 (144A)	175,000	186,421
Hyundai Capital Services, Inc. 3.750%, 03/05/23 (144A)	260,000	259,713
Kia Corp. 1.750%, 10/16/26 (144A)	200,000	180,704
3.000%, 04/25/23 (144A)	380,000	378,952
Toyota Motor Corp. 2.362%, 03/25/31	305,000	267,630

		3,264,234

Auto Parts & Equipment—0.0%
Aptiv plc 1.600%, 09/15/28 (EUR)	100,000	89,540

Banks—3.5%
ANZ New Zealand International Ltd. 1.250%, 06/22/26 (144A) (b)	375,000	334,673
Banco Bilbao Vizcaya Argentaria S.A. 0.750%, 09/11/22 (EUR)	400,000	419,650

Banks—(Continued)
Banco de Chile 2.990%, 12/09/31 (144A)	200,000	167,000
Banco Santander Chile 3.177%, 10/26/31 (144A)	250,000	213,125
Banco Santander S.A. 1.722%, 1Y H15 + 0.900%, 09/14/27 (c)	200,000	173,595
3.125%, 02/23/23	200,000	199,162
Bank of Montreal 0.949%, SOFR + 0.603%, 01/22/27 (c)	500,000	444,938
Bank of New Zealand 1.000%, 03/03/26 (144A)	250,000	223,551
Bank of Nova Scotia (The) 1.050%, 03/02/26	295,000	264,063
1.300%, 09/15/26	260,000	230,875
Barclays plc 3.650%, 03/16/25	225,000	220,027
BNP Paribas S.A. 4.625%, 03/13/27 (144A)	355,000	347,447
Cooperative Rabobank UA 4.375%, 08/04/25	350,000	347,062
Credit Agricole S.A. 3.250%, 10/04/24 (144A)	665,000	648,326
4.375%, 03/17/25 (144A)	200,000	196,612
Credit Suisse Group AG 3.091%, SOFR + 1.730%, 05/14/32 (144A) (c)	520,000	413,812
Deutsche Bank AG 2.552%, SOFR + 1.318%, 01/07/28 (c)	170,000	147,154
3.729%, SOFR + 2.757%, 01/14/32 (c)	204,000	153,365
DNB Bank ASA 1.535%, 1Y H15 + 0.720%, 05/25/27 (144A) (c)	410,000	365,792
Industrial & Commercial Bank of China, Ltd. 2.957%, 11/08/22	250,000	249,712
ING Groep NV 1.400%, 1Y H15 + 1.100%, 07/01/26 (144A) (c)	205,000	186,217
Kookmin Bank 1.375%, 05/06/26 (144A)	315,000	287,653
Kreditanstalt fuer Wiederaufbau 1.250%, 08/28/23 (NOK)	4,220,000	421,279
Lloyds Banking Group plc 3.870%, 1Y H15 + 3.500%, 07/09/25 (c)	200,000	197,510
Macquarie Group, Ltd. 1.629%, SOFR + 0.910%, 09/23/27 (144A) (c)	425,000	369,245
2.871%, SOFR + 1.532%, 01/14/33 (144A) (c)	505,000	411,938
Mitsubishi UFJ Financial Group, Inc. 1.640%, 1Y H15 + 0.670%, 10/13/27 (c)	300,000	264,425
2.341%, 1Y H15 + 0.830%, 01/19/28 (c)	245,000	220,832
Mizuho Financial Group, Inc. 2.564%, 09/13/31	205,000	163,577
NatWest Markets plc 0.800%, 08/12/24 (144A)	200,000	185,648
Nordea Bank Abp 0.750%, 08/28/25 (144A)	410,000	372,100
3.600%, 06/06/25 (144A)	205,000	202,941
Royal Bank of Canada
0.875%, 01/20/26	305,000	273,052
1.200%, 04/27/26	235,000	211,112

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Royal Bank of Canada
2.250%, 11/01/24	350,000	$337,820
Santander Holdings U.S.A., Inc. 3.450%, 06/02/25	100,000	96,161
Societe Generale S.A. 4.750%, 11/24/25 (144A)	260,000	255,891
Standard Chartered plc 3.125%, 11/19/24 (EUR)	250,000	259,821
3.971%, 1Y H15 + 1.650%, 03/30/26 (144A) (c)	200,000	195,386
Sumitomo Mitsui Financial Group, Inc. 1.402%, 09/17/26	310,000	273,665
TC Ziraat Bankasi AS 5.375%, 03/02/26 (144A)	250,000	211,225
Toronto-Dominion Bank (The) 1.950%, 01/12/27 (b)	730,000	660,352
3.500%, 07/19/23 (b)	335,000	335,690
UniCredit S.p.A. 7.296%, 5Y USD ICE Swap + 4.914%, 04/02/34 (144A) (c)	325,000	298,654
Westpac Banking Corp. 1.953%, 11/20/28	400,000	349,026

		12,801,161

Beverages—0.1%
Anheuser-Busch InBev S.A. 2.000%, 01/23/35 (EUR)	345,000	300,648
Diageo Capital plc 2.125%, 04/29/32 (b)	200,000	166,801

		467,449

Building Materials—0.1%
Cemex S.A.B. de C.V. 3.875%, 07/11/31 (144A)	400,000	300,000
Masco Corp. 6.500%, 08/15/32	8,000	8,608
7.750%, 08/01/29	94,000	106,130

		414,738

Chemicals—0.4%
ALBEMARLE Corp. 5.050%, 06/01/32	200,000	195,316
Ashland LLC 3.375%, 09/01/31 (144A)	135,000	109,805
Braskem Netherlands Finance B.V. 4.500%, 01/10/28	200,000	181,425
4.500%, 01/31/30	200,000	170,576
LG Chem, Ltd. 3.250%, 10/15/24 (144A)	200,000	197,548
Minerals Technologies, Inc. 5.000%, 07/01/28 (144A)	125,000	108,788
Orbia Advance Corp. S.A.B. de C.V. 1.875%, 05/11/26 (144A)	210,000	187,425
4.000%, 10/04/27	200,000	187,102

		1,337,985

Commercial Services—0.3%
Adani Ports & Special Economic Zone, Ltd. 3.100%, 02/02/31 (144A)	200,000	155,947
4.200%, 08/04/27	280,000	260,697
Block, Inc. 3.500%, 06/01/31 (144A) (b)	55,000	43,827
Edenred 1.875%, 03/06/26 (EUR)	200,000	204,935
Gartner, Inc. 3.625%, 06/15/29 (144A)	10,000	8,664
Holding d’Infrastructures de Transport SAS 0.625%, 03/27/23 (EUR)	100,000	103,838
1.625%, 11/27/27 (EUR)	100,000	93,965
TriNet Group, Inc. 3.500%, 03/01/29 (144A)	85,000	70,012
United Rentals North America, Inc. 3.750%, 01/15/32	75,000	61,578
3.875%, 02/15/31 (b)	65,000	54,833

		1,058,296

Computers—0.0%
Seagate HDD Cayman 4.091%, 06/01/29	15,000	12,900
Western Digital Corp. 2.850%, 02/01/29	10,000	8,142
3.100%, 02/01/32	10,000	7,668

		28,710

Cosmetics/Personal Care—0.0%
Avon Products, Inc. 8.450%, 03/15/43	40,000	38,600

Diversified Financial Services—1.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.300%, 01/30/32	260,000	208,128
Aircastle, Ltd. 5.250%, 5Y H15 + 4.410%, 06/15/26 (144A) (c)	35,000	28,886
Ally Financial, Inc. 4.700%, 5Y H15 + 3.868%, 05/15/26 (c)	125,000	99,127
4.700%, 7Y H15 + 3.481%,, 05/15/28 (c)	105,000	77,464
Antares Holdings L.P. 6.000%, 08/15/23 (144A)	255,000	257,466
BOC Aviation, Ltd. 2.750%, 09/18/22 (144A)	210,000	209,687
Brookfield Finance I UK plc 2.340%, 01/30/32	175,000	140,640
Brookfield Finance, Inc. 3.900%, 01/25/28	185,000	176,768
Nationstar Mortgage Holdings, Inc. 5.500%, 08/15/28 (144A)	130,000	104,278
Navient Corp. 5.625%, 08/01/33	260,000	180,442
Nomura Holdings, Inc. 2.710%, 01/22/29	245,000	209,136
OneMain Finance Corp.
3.500%, 01/15/27 (b)	10,000	8,000
4.000%, 09/15/30 (b)	40,000	29,650
5.625%, 03/15/23	135,000	133,206
8.250%, 10/01/23	65,000	64,961

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Power Finance Corp., Ltd. 3.950%, 04/23/30 (144A)	200,000	$176,943
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.
2.875%, 10/15/26 (144A)	495,000	409,073
3.625%, 03/01/29	720,000	566,150
3.625%, 03/01/29 (144A)	15,000	11,795
3.875%, 03/01/31 (144A)	1,270,000	951,598
4.000%, 10/15/33 (144A)	370,000	262,700
Shriram Transport Finance Co. Ltd. 4.400%, 03/13/24	245,000	225,783
Unifin Financiera S.A.B. de C.V. 7.250%, 09/27/23	245,000	180,160
9.875%, 01/28/29	250,000	163,252

		4,875,293

Electric—0.5%
AES Corp. (The) 3.950%, 07/15/30 (144A)	20,000	18,034
Colbun S.A. 3.150%, 03/06/30	295,000	246,248
Edison International 4.950%, 04/15/25	20,000	20,050
EDP Finance B.V. 1.710%, 01/24/28 (144A)	205,000	175,673
Empresas Publicas de Medellin E.S.P. 4.250%, 07/18/29 (144A)	200,000	155,958
Enel Chile S.A. 4.875%, 06/12/28	110,000	105,050
Engie Energia Chile S.A. 3.400%, 01/28/30	305,000	258,869
Engie S.A. 1.250%, 10/24/41 (EUR)	200,000	129,432
Korea East-West Power Co., Ltd. 1.750%, 05/06/25 (144A)	200,000	188,589
Naturgy Finance B.V. 1.500%, 01/29/28 (EUR)	200,000	193,291
NRG Energy, Inc. 3.625%, 02/15/31 (144A)	180,000	141,118
3.875%, 02/15/32 (144A)	45,000	35,743
Orsted AS 2.125%, 05/17/27 (GBP)	215,000	247,968
Pacific Gas and Electric Co. 3.500%, 08/01/50 (b)	35,000	23,378
5.450%, 06/15/27	35,000	33,870

		1,973,271

Energy-Alternate Sources—0.0%
Aydem Yenilenebilir Enerji AS 7.750%, 02/02/27 (144A)	210,000	151,725

Engineering & Construction—0.2%
Cellnex Telecom S.A. 1.750%, 10/23/30 (EUR)	400,000	298,273
Fraport AG Frankfurt Airport Services Worldwide 1.875%, 03/31/28 (EUR)	355,000	325,073

Engineering & Construction—(Continued)
Sydney Airport Finance Co. Pty, Ltd. 3.375%, 04/30/25 (144A)	40,000	38,846
TopBuild Corp. 4.125%, 02/15/32 (144A)	40,000	30,794

		692,986

Entertainment—0.1%
Everi Holdings, Inc. 5.000%, 07/15/29 (144A)	10,000	8,450
Penn National Gaming, Inc. 4.125%, 07/01/29 (144A)	35,000	26,558
Scientific Games International, Inc. 7.000%, 05/15/28 (144A)	110,000	103,227
7.250%, 11/15/29 (144A)	60,000	56,269

		194,504

Environmental Control—0.0%
Covanta Holding Corp. 4.875%, 12/01/29 (144A)	85,000	69,166

Food—0.3%
BRF S.A. 4.875%, 01/24/30	365,000	289,175
Fonterra Co-operative Group, Ltd. 5.500%, 02/26/24 (AUD)	500,000	352,665
JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc. 3.750%, 12/01/31 (144A)	85,000	69,733
Kraft Heinz Foods Co. 4.375%, 06/01/46	70,000	58,338
Pilgrim’s Pride Corp. 3.500%, 03/01/32 (144A)	120,000	93,750
4.250%, 04/15/31 (144A)	10,000	8,345
Post Holdings, Inc. 4.500%, 09/15/31 (144A)	105,000	85,874
Sigma Alimentos S.A. de C.V. 4.125%, 05/02/26	200,000	188,434

		1,146,314

Forest Products & Paper—0.3%
Celulosa Arauco y Constitucion S.A. 4.500%, 08/01/24	200,000	198,400
Inversiones CMPC S.A. 4.375%, 05/15/23 (144A)	400,000	401,236
Suzano Austria GmbH
2.500%, 09/15/28	255,000	207,187
3.125%, 01/15/32	125,000	94,105
3.750%, 01/15/31	60,000	48,450

		949,378

Healthcare-Products—0.1%
Avantor Funding, Inc. 3.875%, 11/01/29 (144A)	100,000	87,465
DH Europe Finance II S.a.r.l. 0.750%, 09/18/31 (EUR)	140,000	118,579

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Products—(Continued)
Medtronic Global Holdings Co. 1.125%, 03/07/27 (EUR)	105,000	$103,311

		309,355

Healthcare-Services—0.1%
Catalent Pharma Solutions, Inc. 3.125%, 02/15/29 (144A)	30,000	24,613
Centene Corp.
2.500%, 03/01/31	275,000	218,284
2.625%, 08/01/31	5,000	3,978
3.000%, 10/15/30	115,000	95,306
Charles River Laboratories International, Inc. 3.750%, 03/15/29 (144A)	20,000	17,357
4.000%, 03/15/31 (144A)	20,000	17,049
Molina Healthcare, Inc. 3.875%, 05/15/32 (144A)	55,000	46,122

		422,709

Holding Companies-Diversified—0.1%
CK Hutchison International 19, Ltd. 3.625%, 04/11/29 (144A)	225,000	216,051

Home Builders—0.0%
Beazer Homes USA, Inc. 7.250%, 10/15/29	120,000	95,029

Insurance—0.3%
AIA Group, Ltd. 3.200%, 03/11/25 (144A)	200,000	197,061
3.600%, 04/09/29	200,000	192,543
3.900%, 04/06/28 (144A)	260,000	257,418
Athene Global Funding 1.608%, 06/29/26 (144A)	100,000	87,250
1.716%, 01/07/25 (144A)	230,000	214,615

		948,887

Internet—1.0%
Alibaba Group Holding, Ltd. 3.400%, 12/06/27 (b)	240,000	229,295
Baidu, Inc. 3.875%, 09/29/23	200,000	200,735
Expedia Group, Inc. 2.950%, 03/15/31	400,000	318,159
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.500%, 03/01/29 (144A)	95,000	80,094
Netflix, Inc.
4.875%, 04/15/28	90,000	84,694
4.875%, 06/15/30 (144A) (b)	265,000	242,540
5.375%, 11/15/29 (144A) (b)	30,000	28,350
5.875%, 11/15/28	25,000	24,443
6.375%, 05/15/29	45,000	45,448
Tencent Holdings, Ltd. 2.985%, 01/19/23 (144A)	200,000	199,588
3.280%, 04/11/24 (144A)	200,000	198,252

Internet—(Continued)
Uber Technologies, Inc. 4.500%, 08/15/29 (144A)	1,285,000	1,056,912
6.250%, 01/15/28 (144A) (b)	780,000	721,375
7.500%, 09/15/27 (144A)	170,000	164,693
8.000%, 11/01/26 (144A)	15,000	14,933
Weibo Corp. 3.500%, 07/05/24 (b)	200,000	194,652

		3,804,163

Investment Companies—0.6%
Ares Capital Corp. 3.200%, 11/15/31	235,000	170,753
Barings BDC, Inc. 3.300%, 11/23/26 (144A)	60,000	52,045
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp. 4.375%, 02/01/29	1,185,000	957,670
Owl Rock Capital Corp. 2.875%, 06/11/28	225,000	176,682
4.250%, 01/15/26	480,000	441,529
Owl Rock Technology Finance Corp. 2.500%, 01/15/27	160,000	135,006
4.750%, 12/15/25 (144A)	230,000	216,197

		2,149,882

Iron/Steel—0.0%
ArcelorMittal 6.750%, 03/01/41	95,000	93,988

Leisure Time—0.2%
Carnival Corp. 5.750%, 03/01/27 (144A)	55,000	39,725
NCL Corp., Ltd. 5.875%, 03/15/26 (144A)	425,000	333,578
5.875%, 02/15/27 (144A)	60,000	51,300
NCL Finance, Ltd. 6.125%, 03/15/28 (144A)	85,000	61,838
Royal Caribbean Cruises, Ltd. 4.250%, 07/01/26 (144A)	145,000	103,002
5.500%, 04/01/28 (144A)	450,000	312,750

		902,193

Lodging—0.3%
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower ESC 4.875%, 07/01/31 (144A)	65,000	49,614
5.000%, 06/01/29 (144A)	50,000	40,500
Marriott Ownership Resorts, Inc. 4.500%, 06/15/29 (144A)	90,000	74,851
Travel + Leisure Co.
4.500%, 12/01/29 (144A)	1,070,000	827,742
4.625%, 03/01/30 (144A)	65,000	50,375
6.000%, 04/01/27	10,000	9,057
6.625%, 07/31/26 (144A)	10,000	9,481

		1,061,620

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Machinery-Diversified—0.0%
John Deere Capital Corp. 0.450%, 06/07/24	125,000	$118,103

Media—1.6%
Cable Onda S.A. 4.500%, 01/30/30 (144A)	200,000	167,876
CCO Holdings LLC / CCO Holdings Capital Corp. 4.250%, 02/01/31 (144A)	1,325,000	1,079,875
4.250%, 01/15/34 (144A)	225,000	173,813
4.750%, 02/01/32 (144A) (b)	135,000	110,538
5.125%, 05/01/27 (144A)	60,000	56,625
5.500%, 05/01/26 (144A)	25,000	24,393
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 2.300%, 02/01/32	10,000	7,566
2.800%, 04/01/31	30,000	24,026
3.950%, 06/30/62	115,000	76,824
4.400%, 04/01/33	20,000	17,857
4.400%, 12/01/61	635,000	456,697
CSC Holdings LLC 4.625%, 12/01/30 (144A)	2,295,000	1,534,758
5.375%, 02/01/28 (144A)	200,000	173,000
6.500%, 02/01/29 (144A)	200,000	180,626
Directv Financing LLC / Directv Financing Co-Obligor, Inc. 5.875%, 08/15/27 (144A)	40,000	34,123
DISH DBS Corp. 5.125%, 06/01/29	260,000	157,986
5.250%, 12/01/26 (144A)	520,000	407,597
5.875%, 11/15/24	475,000	400,187
Grupo Televisa S.A.B. 7.250%, 05/14/43 (MXN)	6,000,000	180,213
iHeartCommunications, Inc. 4.750%, 01/15/28 (144A)	120,000	98,890
5.250%, 08/15/27 (144A)	70,000	59,908
8.375%, 05/01/27 (b)	210,000	166,883
Time Warner Cable LLC 4.500%, 09/15/42	45,000	35,128
5.500%, 09/01/41	30,000	26,187
Videotron, Ltd. 5.125%, 04/15/27 (144A)	230,000	214,052

		5,865,628

Mining—0.6%
Anglo American Capital plc 2.625%, 09/10/30 (144A)	200,000	164,585
5.625%, 04/01/30 (144A)	200,000	201,399
AngloGold Ashanti Holdings plc 3.375%, 11/01/28	300,000	253,988
Corp. Nacional del Cobre de Chile 3.000%, 09/30/29 (144A)	285,000	248,240
FMG Resources Pty, Ltd. 4.375%, 04/01/31 (144A)	85,000	69,372
Freeport-McMoRan, Inc. 4.375%, 08/01/28	325,000	303,539
5.400%, 11/14/34 (b)	745,000	727,053

Mining—(Continued)
Glencore Funding LLC 1.625%, 09/01/25 (144A)	410,000	374,299
Novelis Corp. 4.750%, 01/30/30 (144A) (b)	50,000	41,559

		2,384,034

Multi-National—0.4%
International Bank for Reconstruction & Development 1.200%, 07/22/26 (CAD)	1,315,000	934,291
Nordic Investment Bank 1.500%, 03/13/25 (NOK)	4,930,000	479,357

		1,413,648

Oil & Gas—0.9%
Continental Resources, Inc. 2.875%, 04/01/32 (144A)	95,000	74,187
5.750%, 01/15/31 (144A)	130,000	125,702
Cosan Luxembourg S.A. 5.000%, 03/14/23 (144A)	200,000	199,000
Ecopetrol S.A. 5.875%, 05/28/45	325,000	220,784
Empresa Nacional del Petroleo 3.450%, 09/16/31 (144A)	205,000	165,538
EQT Corp. 3.125%, 05/15/26 (144A)	10,000	9,363
3.625%, 05/15/31 (144A)	155,000	133,929
3.900%, 10/01/27	50,000	46,530
5.000%, 01/15/29	35,000	33,883
Equinor ASA 3.625%, 04/06/40	355,000	311,305
Occidental Petroleum Corp. 6.625%, 09/01/30	285,000	293,550
8.875%, 07/15/30	220,000	252,577
Ovintiv, Inc.
6.500%, 08/15/34	105,000	109,592
6.500%, 02/01/38	5,000	5,160
6.625%, 08/15/37	25,000	26,229
7.200%, 11/01/31	5,000	5,467
7.375%, 11/01/31	10,000	10,993
8.125%, 09/15/30	10,000	11,487
Petroleos Mexicanos 5.950%, 01/28/31	450,000	329,121
Qatar Energy 2.250%, 07/12/31 (144A)	305,000	260,394
Raizen Fuels Finance S.A. 5.300%, 01/20/27 (144A)	200,000	194,976
Range Resources Corp. 4.875%, 05/15/25	130,000	126,802
5.000%, 03/15/23	86,000	85,355
Southwestern Energy Co. 4.750%, 02/01/32	30,000	25,636
Thaioil Treasury Center Co., Ltd. 3.625%, 01/23/23 (144A)	350,000	349,121

		3,406,681

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Packaging & Containers—0.0%
Silgan Holdings, Inc. 3.250%, 03/15/25 (EUR)	100,000	$98,760

Pharmaceuticals—0.8%
Bausch Health Cos., Inc.
4.875%, 06/01/28 (144A)	90,000	70,429
5.000%, 01/30/28 (144A)	705,000	375,412
5.000%, 02/15/29 (144A)	20,000	10,400
5.250%, 01/30/30 (144A)	125,000	64,585
5.250%, 02/15/31 (144A)	375,000	191,916
6.250%, 02/15/29 (144A)	20,000	10,644
7.000%, 01/15/28 (144A)	35,000	20,038
Teva Pharmaceutical Finance Co. LLC 6.150%, 02/01/36	250,000	209,002
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/01/26	490,000	401,800
4.100%, 10/01/46	2,080,000	1,295,320
4.750%, 05/09/27	280,000	239,153

		2,888,699

Pipelines—0.3%
Abu Dhabi Crude Oil Pipeline LLC 3.650%, 11/02/29	385,000	369,546
DCP Midstream Operating L.P. 3.250%, 02/15/32	230,000	180,408
5.125%, 05/15/29 (b)	35,000	31,500
Enbridge, Inc. 2.900%, 07/15/22	125,000	124,991
EnLink Midstream Partners L.P. 5.450%, 06/01/47	60,000	42,464
Hess Midstream Operations L.P. 4.250%, 02/15/30 (144A)	25,000	20,937
5.625%, 02/15/26 (144A)	40,000	38,100
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 4.875%, 02/01/31	15,000	13,674
5.500%, 03/01/30	20,000	19,084
Western Midstream Operating L.P.
4.550%, 02/01/30	35,000	30,275
5.300%, 03/01/48	80,000	64,492
5.450%, 04/01/44	15,000	12,467
5.500%, 08/15/48	10,000	8,150
5.750%, 02/01/50	50,000	40,153

		996,241

Real Estate—0.2%
Country Garden Holdings Co., Ltd.
2.700%, 07/12/26	270,000	124,758
3.300%, 01/12/31	290,000	118,473
8.000%, 01/27/24	245,000	161,088
Goodman Australia Industrial Fund Bond Issuer Pty, Ltd. 3.400%, 09/30/26 (144A)	215,000	206,985
Shimao Group Holdings, Ltd. 3.450%, 01/11/31	285,000	29,256
Sunac China Holdings, Ltd. 5.950%, 04/26/24 (d)	225,000	32,625

		673,185

Real Estate Investment Trusts—0.3%
EPR Properties 3.600%, 11/15/31	30,000	23,714
GLP Capital L.P. / GLP Financing II, Inc. 3.250%, 01/15/32	45,000	36,066
Iron Mountain, Inc. 4.875%, 09/15/29 (144A)	125,000	106,241
Prologis Euro Finance LLC 0.250%, 09/10/27 (EUR)	320,000	287,239
0.375%, 02/06/28 (EUR)	110,000	98,229
Prologis L.P. 2.250%, 06/30/29 (GBP)	135,000	147,839
Realty Income Corp. 1.625%, 12/15/30 (GBP)	125,000	125,586
SBA Communications Corp. 3.125%, 02/01/29	170,000	139,145
VICI Properties L.P. / VICI Note Co., Inc. 4.250%, 12/01/26 (144A)	85,000	77,631
4.500%, 09/01/26 (144A)	75,000	69,000
4.625%, 06/15/25 (144A)	60,000	57,075
5.625%, 05/01/24 (144A)	60,000	59,250

		1,227,015

Retail—0.1%
1011778 BC ULC / New Red Finance, Inc. 4.000%, 10/15/30 (144A)	80,000	64,200
Lithia Motors, Inc. 3.875%, 06/01/29 (144A)	35,000	29,728
Yum! Brands, Inc. 4.625%, 01/31/32	175,000	154,613

		248,541

Semiconductors—0.2%
Broadcom, Inc. 3.187%, 11/15/36 (144A)	85,000	64,615
SK Hynix, Inc. 2.375%, 01/19/31 (144A)	300,000	236,278
TSMC Arizona Corp. 2.500%, 10/25/31	200,000	171,493
4.125%, 04/22/29 (b)	330,000	329,114

		801,500

Software—0.0%
MSCI, Inc. 3.250%, 08/15/33 (144A)	50,000	39,854
Oracle Corp. 3.950%, 03/25/51	140,000	102,830

		142,684

Telecommunications—1.4%
America Movil S.A.B. de C.V. 2.125%, 03/10/28 (EUR)	235,000	234,718
2.875%, 05/07/30	200,000	178,987
Bharti Airtel, Ltd. 3.250%, 06/03/31	305,000	255,094

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
CommScope Technologies LLC 5.000%, 03/15/27 (144A) (b)	580,000	$428,792
CommScope, Inc. 4.750%, 09/01/29 (144A)	730,000	588,887
7.125%, 07/01/28 (144A) (b)	65,000	49,405
KT Corp. 2.500%, 07/18/26 (144A)	210,000	198,492
Millicom International Cellular S.A. 6.250%, 03/25/29 (144A)	180,000	156,600
6.625%, 10/15/26	180,000	171,198
MTN Mauritius Investments, Ltd. 4.755%, 11/11/24 (144A)	400,000	388,200
4.755%, 11/11/24	200,000	194,100
Ooredoo International Finance, Ltd. 2.625%, 04/08/31 (144A) (b)	250,000	216,822
T-Mobile USA, Inc. 2.400%, 03/15/29	40,000	34,543
2.700%, 03/15/32	75,000	62,924
3.375%, 04/15/29	760,000	665,000
3.500%, 04/15/31	425,000	366,958
3.875%, 04/15/30	355,000	331,306
Turk Telekomunikasyon AS 6.875%, 02/28/25	360,000	321,300
Turkcell Iletisim Hizmetleri AS 5.800%, 04/11/28	215,000	168,765

		5,012,091

Transportation—0.1%
Canadian Pacific Railway Co. 1.750%, 12/02/26	265,000	239,819

Total Corporate Bonds & Notes (Cost $78,788,017)		66,978,588

Foreign Government—7.7%

Banks—0.1%
Corp. Financiera de Desarrollo S.A. 2.400%, 09/28/27 (144A)	365,000	307,512

Gas—0.1%
Korea Gas Corp. 2.750%, 07/20/22 (144A)	260,000	259,951

Oil & Gas—0.1%
Korea National Oil Corp. 2.125%, 04/18/27 (144A)	240,000	220,251

Regional Government—0.2%
New South Wales Treasury Corp. 2.000%, 03/08/33 (AUD)	1,480,000	817,406
Province of Quebec Canada 2.300%, 09/01/29 (CAD)	310,000	218,395

		1,035,801

Sovereign—7.1%
Australia Government Bonds 0.500%, 09/21/26 (AUD)	1,150,000	706,587
5.500%, 04/21/23 (AUD)	950,000	671,738
Brazil Notas do Tesouro Nacional 10.000%, 01/01/31 (BRL)	5,875,000	903,645
Brazilian Government International Bonds 4.500%, 05/30/29	340,000	303,933
4.625%, 01/13/28	290,000	270,701
Canada Housing Trust No. 1 1.550%, 12/15/26 (144A) (CAD)	245,000	175,659
Canadian Government Bond 0.500%, 09/01/25 (CAD)	915,000	655,534
Chile Government International Bond 2.550%, 01/27/32 (b)	350,000	297,137
Colombia Government International Bond 3.875%, 04/25/27	200,000	176,798
Colombian TES 6.250%, 11/26/25 (COP)	1,305,500,000	275,945
7.500%, 08/26/26 (COP)	4,868,600,000	1,046,043
Dominican Republic International Bonds 4.500%, 01/30/30 (144A)	235,000	188,133
4.875%, 09/23/32 (144A)	150,000	115,416
6.000%, 07/19/28 (144A)	200,000	185,500
8.625%, 04/20/27 (144A)	200,000	207,777
Ecuador Government International Bond 5.000%, 07/31/30 (e)	435,000	280,041
Egypt Government International Bonds 5.250%, 10/06/25	200,000	163,494
7.625%, 05/29/32	200,000	130,570
Export-Import Bank of India 2.250%, 01/13/31 (144A)	310,000	243,269
Export-Import Bank of Korea 3.000%, 11/01/22	200,000	199,962
French Republic Government Bond OAT 4.250%, 10/25/23 (EUR)	390,000	428,911
Indonesia Government International Bonds 2.850%, 02/14/30	200,000	178,495
4.125%, 01/15/25 (144A)	200,000	198,993
Indonesia Treasury Bonds 7.000%, 09/15/30 (IDR)	5,500,000,000	365,867
7.500%, 05/15/38 (IDR)	6,358,000,000	422,942
Ireland Government Bonds
Zero Coupon, 10/18/31 (EUR)	405,000	354,713
3.400%, 03/18/24 (EUR)	65,000	71,201
Israel Government Bond - Fixed 1.000%, 03/31/30 (ILS)	1,130,000	287,733
Italy Buoni Poliennali Del Tesoro 1.350%, 04/01/30 (EUR)	895,000	833,411
2.000%, 02/01/28 (EUR)	325,000	330,865
Japanese Government CPI Linked Bond 0.100%, 03/10/28 (JPY) (f)	85,797,920	665,237
Korea Treasury Bonds 0.875%, 12/10/23 (KRW)	500,000,000	372,066
1.125%, 09/10/25 (KRW)	500,000,000	355,807
2.000%, 09/10/22 (KRW)	380,000,000	292,717

See accompanying notes to financial statements.

BHFTI-13

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Malaysia Government Bond 3.480%, 03/15/23 (MYR)	3,295,000	$750,389
Mexican Bonos 5.750%, 03/05/26 (MXN)	24,011,500	1,061,822
7.500%, 06/03/27 (MXN)	8,252,400	383,498
8.000%, 12/07/23 (MXN)	1,835,000	89,481
8.500%, 05/31/29 (MXN)	14,420,800	695,945
Mexico Government International Bonds 3.250%, 04/16/30 (b)	335,000	294,791
3.500%, 02/12/34 (b)	200,000	165,198
4.000%, 03/15/15 (EUR)	100,000	73,472
New Zealand Government Bonds 0.500%, 05/15/24 (NZD)	1,150,000	679,972
1.500%, 05/15/31 (NZD)	690,000	355,693
3.000%, 04/20/29 (NZD)	455,000	270,905
Nigeria Government International Bond 6.125%, 09/28/28 (144A)	200,000	141,500
Norway Government Bonds 1.750%, 02/17/27 (144A) (NOK)	4,250,000	408,232
2.000%, 05/24/23 (144A) (NOK)	1,477,000	149,415
2.000%, 04/26/28 (144A) (NOK)	3,965,000	380,708
Paraguay Government International Bond 4.950%, 04/28/31 (144A)	200,000	184,597
Peruvian Government International Bonds 2.392%, 01/23/26	125,000	116,092
3.000%, 01/15/34	245,000	200,975
Republic of Italy Government International Bond 2.375%, 10/17/24	280,000	270,647
Republic of Poland Government Bonds
1.250%, 10/25/30 (PLN)	3,000,000	436,337
3.250%, 07/25/25 (PLN)	1,445,000	286,620
Republic of South Africa Government International Bond 5.750%, 09/30/49 (b)	965,000	658,140
Romanian Government International Bond 2.000%, 04/14/33 (144A) (EUR)	120,000	81,314
Singapore Government Bonds 2.125%, 06/01/26 (SGD)	1,120,000	786,410
2.750%, 07/01/23 (SGD)	515,000	371,990
South Africa Government Bonds 7.000%, 02/28/31 (ZAR)	11,655,000	562,950
8.875%, 02/28/35 (ZAR)	5,960,000	307,035
Spain Government Bonds 1.600%, 04/30/25 (144A) (EUR)	180,000	190,123
1.950%, 07/30/30 (144A) (EUR)	310,000	319,793
4.400%, 10/31/23 (144A) (EUR)	525,000	575,746
Sweden Government Bond 0.125%, 05/12/31 (144A) (SEK)	4,200,000	356,895
Turkey Government International Bonds 5.250%, 03/13/30	950,000	676,866
7.625%, 04/26/29	200,000	168,276
United Kingdom Gilt 1.500%, 07/22/26 (GBP)	640,000	765,597
2.750%, 09/07/24 (GBP)	215,000	266,037
4.250%, 06/07/32 (GBP)	125,000	178,922
Uruguay Government International Bonds 4.375%, 01/23/31	170,000	171,753

Sovereign—(Continued)
Uruguay Government International Bonds 8.250%, 05/21/31 (UYU)	9,950,000	214,893

		26,405,869

Transportation—0.1%
Network Rail Infrastructure Finance plc 4.750%, 01/22/24 (GBP)	235,000	296,505

Total Foreign Government (Cost $33,245,792)		28,525,889

U.S. Treasury & Government Agencies—3.8%

U.S. Treasury—3.8%
U.S. Treasury Bond 2.250%, 02/15/52 (b)	2,100,000	1,728,234
U.S. Treasury Inflation Indexed Notes 0.375%, 07/15/27 (f)	1,205,293	1,200,915
U.S. Treasury Notes 0.125%, 01/31/23 (g)	335,000	330,276
0.125%, 03/31/23	1,315,000	1,289,470
0.125%, 04/30/23	510,000	498,525
0.500%, 11/30/23	1,115,000	1,077,107
0.875%, 01/31/24	3,300,000	3,193,266
1.500%, 02/29/24	530,000	517,516
1.750%, 03/15/25	195,000	188,518
1.875%, 02/15/32	880,000	797,225
2.250%, 03/31/24	3,340,000	3,297,989

Total U.S. Treasury & Government Agencies (Cost $14,504,302)		14,119,041

Convertible Bonds—2.2%

Airlines—0.3%
JetBlue Airways Corp. 0.500%, 04/01/26	35,000	25,742
Southwest Airlines Co. 1.250%, 05/01/25	790,000	930,225

		955,967

Biotechnology—0.6%
BioMarin Pharmaceutical, Inc. 0.599%, 08/01/24 (b)	1,590,000	1,574,100
Ionis Pharmaceuticals, Inc.
Zero Coupon, 04/01/26	85,000	77,290
Livongo Health, Inc. 0.875%, 06/01/25	520,000	437,320

		2,088,710

Entertainment—0.0%
Penn National Gaming, Inc. 2.750%, 05/15/26	20,000	29,626

Healthcare-Services—0.3%
Teladoc Health, Inc. 1.250%, 06/01/27 (b)	1,670,000	1,223,275

See accompanying notes to financial statements.

BHFTI-14

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Shares/ Principal Amount*	Value

Internet—0.2%
Snap, Inc.
Zero Coupon, 05/01/27	75,000	$51,937
Spotify USA, Inc.
Zero Coupon, 03/15/26	70,000	55,230
Twitter, Inc.
Zero Coupon, 03/15/26	30,000	26,552
Uber Technologies, Inc.
Zero Coupon, 12/15/25	830,000	662,106
Zillow Group, Inc. 1.375%, 09/01/26	10,000	9,990

		805,815

Leisure Time—0.1%
NCL Corp., Ltd. 1.125%, 02/15/27	625,000	404,688
Peloton Interactive, Inc.
Zero Coupon, 02/15/26	15,000	9,449

		414,137

Media—0.7%
Dish Network Corp.
Zero Coupon, 12/15/25	975,000	682,598
3.375%, 08/15/26	2,605,000	1,759,677

		2,442,275

Software—0.0%
Bentley Systems, Inc. 0.375%, 07/01/27	5,000	3,875
Nutanix, Inc. 0.250%, 10/01/27	55,000	38,022
RingCentral, Inc.
Zero Coupon, 03/15/26	10,000	7,510
Splunk, Inc. 1.125%, 06/15/27 (b)	135,000	111,375

		160,782

Total Convertible Bonds (Cost $10,572,626)		8,120,587

Convertible Preferred Stocks—0.2%

Pipelines—0.0%
El Paso Energy Capital Trust I 4.750%, 03/31/28	2,834	131,640

Wireless Telecommunication Services—0.2%
T-Mobile U.S., Inc. 5.250%, 06/01/23	502	575,593

Total Convertible Preferred Stocks (Cost $640,548)		707,233

Municipals—0.2%
Security Description	Principal Amount*	Value
Tobacco Settlement Financing Corp. 6.706%, 06/01/46 (Cost $624,828)	625,000	580,538

Mortgage-Backed Securities—0.0%

Commercial Mortgage-Backed Securities—0.0%
Institutional Mortgage Securities Canada, Inc. 2.616%, 07/12/47 (144A) (CAD)	72,801	55,729

Total Mortgage-Backed Securities (Cost $67,938)		55,729

Short-Term Investments—2.1%

Repurchase Agreement—1.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/22 at 0.350%, due on 07/01/22 with a maturity value of $5,274,838; collateralized by U.S. Treasury Note at 3.000%, maturing 06/30/24, with a market value of $5,380,308.	5,274,786	5,274,786

U.S. Treasury—0.7%
U.S. Treasury Bills 0.580%, 07/07/22 (h)	1,055,000	1,054,868
0.806%, 07/21/22 (b) (h)	1,725,000	1,724,027

		2,778,895

Total Short-Term Investments (Cost $8,053,896)		8,053,681

Securities Lending Reinvestments (i)—1.5%

Repurchase Agreements—1.2%
Cantor Fitzgerald & Co. Repurchase Agreement dated 06/30/22 at 1.550%, due on 07/01/22 with a maturity value of $1,000,043; collateralized by U.S. Government Agency Obligations with rates ranging from 0.295% - 8.000%, maturity dates ranging from 09/15/22 -02/20/72, and an aggregate market value of $1,020,000.	1,000,000	1,000,000
HSBC Securities, Inc. Repurchase Agreement dated 06/30/22 at 1.480%, due on 07/01/22 with a maturity value of $400,016; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.000%, maturity dates ranging from 12/22/22 -05/15/43, and an aggregate market value of $408,017.	400,000	400,000
National Bank Financial, Inc. Repurchase Agreement dated 06/30/22 at 1.570%, due on 07/01/22 with a maturity value of $1,000,044; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.375%, maturity dates ranging from 09/22/22 -11/15/48, and an aggregate market value of $1,021,403.	1,000,000	1,000,000

See accompanying notes to financial statements.

BHFTI-15

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Securities Lending Reinvestments (i)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
National Bank of Canada Repurchase Agreement dated 06/30/22 at 1.570%, due on 07/07/22 with a maturity value of $400,122; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% -2.375%, maturity dates ranging from 07/31/22 - 08/15/51, and an aggregate market value of $408,561.	400,000	$400,000
Natwest Markets Securities, Inc. Repurchase Agreement dated 06/30/22 at 1.480%, due on 07/01/22 with a maturity value of $951,285; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% -6.750%, maturity dates ranging from 07/05/22 - 11/15/49, and an aggregate market value of $970,311.	951,246	951,246
NBC Global Finance, Ltd. Repurchase Agreement dated 06/30/22 at 1.735%, due on 07/07/22 with a maturity value of $250,084; collateralized by various Common Stock with an aggregate market value of $277,945.	250,000	250,000
Societe Generale
Repurchase Agreement dated 06/30/22 at 1.500%, due on 07/01/22 with a maturity value of $97,347; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% -2.500%, maturity dates ranging from 01/31/23 - 02/15/32, and an aggregate market value of $99,327.	97,343	97,343
Repurchase Agreement dated 06/30/22 at 1.620%, due on 07/01/22 with a maturity value of $68,934; collateralized by various Common Stock with an aggregate market value of $76,608.	68,931	68,931
Repurchase Agreement dated 06/30/22 at 1.670%, due on 07/07/22 with a maturity value of $200,065; collateralized by various Common Stock with an aggregate market value of $222,365.	200,000	200,000

		4,367,520

Mutual Funds—0.3%
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.380% (j)	500,000	500,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 1.390% (j)	250,000	250,000
STIT-Government & Agency Portfolio, Institutional Class 1.380% (j)	250,000	250,000

		1,000,000

Total Securities Lending Reinvestments (Cost $5,367,520)		5,367,520

Total Investments—100.9% (Cost $365,885,135)		373,829,128
Other assets and liabilities (net)—(0.9)%		(3,168,997)

Net Assets—100.0%		$370,660,131

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of June 30, 2022, the market value of securities loaned was $7,854,152 and the collateral received consisted of cash in the amount of $5,367,520 and non-cash collateral with a value of $2,707,511. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(c)	Variable or floating rate security. The stated rate represents the rate at June 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(d)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(e)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(f)	Principal amount of security is adjusted for inflation.
(g)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2022, the market value of securities pledged was $98,590.
(h)	The rate shown represents current yield to maturity.
(i)	Represents investment of cash collateral received from securities on loan as of June 30, 2022.
(j)	The rate shown represents the annualized seven-day yield as of June 30, 2022.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2022, the market value of 144A securities was $37,342,747, which is 10.1% of net assets.

Country Diversification as of June 30, 2022 (Unaudited)	% of Net Assets
United States	63.7
United Kingdom	4.1
France	3.9
Netherlands	3.0
Taiwan	1.9
Japan	1.9
Canada	1.6
Sweden	1.5
Mexico	1.3
Hong Kong	1.1

See accompanying notes to financial statements.

BHFTI-16

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	1,450,000	HSBCU	09/21/22	USD	1,048,414	$(46,899)
CAD	714,000	UBSA	09/21/22	USD	554,436	338
EUR	14,867,000	MSC	09/21/22	USD	16,020,917	(354,338)
GBP	796,000	UBSA	09/21/22	USD	983,272	(12,852)
JPY	1,176,000,000	CSI	09/21/22	USD	8,907,134	(192,302)
KRW	813,000,000	BOA	09/21/22	USD	648,843	(21,505)

Contracts to Deliver
CAD	714,000	UBSA	09/21/22	USD	567,263	12,490
COP	6,021,975,000	CSI	09/21/22	USD	1,561,149	129,360
EUR	1,435,000	MSC	09/21/22	USD	1,521,111	8,934
IDR	13,001,580,000	UBSA	09/21/22	USD	889,766	18,296
MXN	29,008,000	BOA	09/21/22	USD	1,452,026	30,124
NZD	660,000	MSC	09/21/22	USD	429,857	18,020

Cross Currency Contracts to Buy
EUR	373,181	MSC	09/21/22	NOK	3,786,000	8,210

Net Unrealized Depreciation						$(402,124)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note Ultra 10 Year Futures	09/21/22	15	USD	1,910,625	$71,684

Glossary of Abbreviations

Counterparties

(BOA)—	Bank of America N.A.
(CSI)—	Credit Suisse International
(HSBCU)—	HSBC Bank USA
(MSC)—	Morgan Stanley & Co.
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(COP)—	Colombian Peso
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(ILS)—	Israeli Shekel
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(USD)—	United States Dollar
(UYU)—	Uruguayan Peso
(ZAR)—	South African Rand

Index Abbreviations

(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(DAC)—	Designated Activity Company
(ICE)—	Intercontinental Exchange, Inc.

See accompanying notes to financial statements.

BHFTI-17

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Banks	$5,307,309	$2,389,267	$—	$7,696,576
Capital Markets	18,872,914	—	—	18,872,914
Chemicals	16,238,310	—	—	16,238,310
Construction & Engineering	—	2,809,222	—	2,809,222
Electronic Equipment, Instruments & Components	—	1,971,538	—	1,971,538
Food & Staples Retailing	7,851,565	—	—	7,851,565
Health Care Providers & Services	10,248,459	—	—	10,248,459
Hotels, Restaurants & Leisure	7,784,167	—	—	7,784,167
Insurance	—	3,339,182	—	3,339,182
Interactive Media & Services	12,716,325	—	—	12,716,325
Internet & Direct Marketing Retail	10,035,039	—	—	10,035,039
IT Services	20,659,955	5,227,762	—	25,887,717
Life Sciences Tools & Services	27,183,908	—	—	27,183,908
Machinery	9,542,771	5,074,274	—	14,617,045
Personal Products	5,787,630	—	—	5,787,630
Semiconductors & Semiconductor Equipment	10,326,505	16,979,293	—	27,305,798
Software	23,552,154	2,258,510	—	25,810,664
Specialty Retail	8,290,634	—	—	8,290,634
Textiles, Apparel & Luxury Goods	—	6,873,629	—	6,873,629
Total Common Stocks	194,397,645	46,922,677	—	241,320,322
Total Corporate Bonds & Notes*	—	66,978,588	—	66,978,588
Total Foreign Government*	—	28,525,889	—	28,525,889
Total U.S. Treasury & Government Agencies*	—	14,119,041	—	14,119,041
Total Convertible Bonds*	—	8,120,587	—	8,120,587
Convertible Preferred Stocks
Pipelines	131,640	—	—	131,640
Wireless Telecommunication Services	—	575,593	—	575,593
Total Convertible Preferred Stocks	131,640	575,593	—	707,233
Total Municipals*	—	580,538	—	580,538
Total Mortgage-Backed Securities*	—	55,729	—	55,729
Total Short-Term Investments*	—	8,053,681	—	8,053,681
Securities Lending Reinvestments
Repurchase Agreements	—	4,367,520	—	4,367,520
Mutual Funds	1,000,000	—	—	1,000,000
Total Securities Lending Reinvestments	1,000,000	4,367,520	—	5,367,520
Total Investments	$195,529,285	$178,299,843	$—	$373,829,128

Collateral for Securities Loaned (Liability)	$—	$(5,367,520)	$—	$(5,367,520)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$225,772	$—	$225,772
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(627,896)	—	(627,896)
Total Forward Contracts	$—	$(402,124)	$—	$(402,124)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$71,684	$—	$—	$71,684

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-18

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets
Investments at value (a) (b)	$373,829,128
Cash denominated in foreign currencies (c)	830,049
Unrealized appreciation on forward foreign currency exchange contracts	225,772
Receivable for:
Investments sold	1,185,666
Fund shares sold	83,360
Dividends and interest	1,516,993
Variation margin on futures contracts	19,930

Total Assets	377,690,898
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	627,896
Collateral for securities loaned	5,367,520
Payables for:
Investments purchased	256,875
Fund shares redeemed	43,129
Foreign taxes	21,220
Accrued Expenses:
Management fees	215,775
Distribution and service fees	54,071
Deferred trustees’ fees	200,625
Other expenses	243,656

Total Liabilities	7,030,767

Net Assets	$370,660,131

Net Assets Consist of:
Paid in surplus	$358,437,501
Distributable earnings (Accumulated losses) (d)	12,222,630

Net Assets	$370,660,131

Net Assets
Class A	$115,303,916
Class B	255,356,215
Capital Shares Outstanding*
Class A	9,095,802
Class B	20,477,928
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$12.68
Class B	12.47

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $365,885,135.
(b)	Includes securities loaned at value of $7,854,152.
(c)	Identified cost of cash denominated in foreign currencies was $837,543.
(d)	Includes foreign capital gains tax of $21,071.

Statement of Operations

Six Months Ended June 30, 2022 (Unaudited)

Investment Income
Dividends (a)	$1,410,524
Interest (b)	2,549,401
Securities lending income	9,505

Total investment income	3,969,430
Expenses
Management fees	1,499,532
Administration fees	17,026
Custodian and accounting fees	79,916
Distribution and service fees—Class B	367,902
Audit and tax services	34,167
Legal	20,427
Shareholder reporting	13,237
Insurance	1,751
Miscellaneous (c)	17,134

Total expenses	2,051,092
Less management fee waiver	(24,825)
Less broker commission recapture	(2,237)

Net expenses	2,024,030

Net Investment Income	1,945,400

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (d)	6,846,852
Futures contracts	214,587
Foreign currency transactions	(53,416)
Forward foreign currency transactions	(2,820,093)

Net realized gain (loss)	4,187,930

Net change in unrealized appreciation (depreciation) on:
Investments (e)	(130,417,717)
Futures contracts	109,227
Foreign currency transactions	(29,527)
Forward foreign currency transactions	(440,365)

Net change in unrealized appreciation (depreciation)	(130,778,382)

Net realized and unrealized gain (loss)	(126,590,452)

Net Increase (Decrease) in Net Assets From Operations	$(124,645,052)

(a)	Net of foreign withholding taxes of $68,091.
(b)	Net of foreign withholding taxes of $7,302.
(c)	Includes $19,894 in Trustees’ fees and expenses and $21,639 in deferred Trustee compensation losses.
(d)	Net of foreign capital gains tax of $83,508.
(e)	Includes change in foreign capital gains tax of $126,110.

See accompanying notes to financial statements.

BHFTI-19

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$1,945,400	$2,192,494
Net realized gain (loss)	4,187,930	54,548,655
Net change in unrealized appreciation (depreciation)	(130,778,382)	10,835,230

Increase (decrease) in net assets from operations	(124,645,052)	67,576,379

From Distributions to Shareholders
Class A	(17,348,063)	(16,906,144)
Class B	(38,863,155)	(35,968,557)

Total distributions	(56,211,218)	(52,874,701)

Increase (decrease) in net assets from capital share transactions	42,086,683	9,110,315

Total increase (decrease) in net assets	(138,769,587)	23,811,993

Net Assets
Beginning of period	509,429,718	485,617,725

End of period	$370,660,131	$509,429,718

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Value	Shares	Value
Class A
Sales	140,615	$2,464,048	343,774	$6,676,732
Reinvestments	1,361,700	17,348,063	915,330	16,906,144
Redemptions	(563,268)	(9,565,247)	(1,252,261)	(24,417,125)

Net increase (decrease)	939,047	$10,246,864	6,843	$(834,249)

Class B
Sales	588,504	$9,828,273	1,321,622	$25,661,086
Reinvestments	3,099,135	38,863,155	1,969,801	35,968,557
Redemptions	(1,028,300)	(16,851,609)	(2,677,666)	(51,685,079)

Net increase (decrease)	2,659,339	$31,839,819	613,757	$9,944,564

Increase (decrease) derived from capital shares transactions		$42,086,683		$9,110,315

See accompanying notes to financial statements.

BHFTI-20

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$19.79		$19.30	$18.14	$15.81	$18.15	$15.02

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.09		0.12	0.18	0.25	0.33	0.31
Net realized and unrealized gain (loss)	(4.97)		2.54	2.32	3.96	(1.11)	3.16

Total income (loss) from investment operations	(4.88)		2.66	2.50	4.21	(0.78)	3.47

Less Distributions
Distributions from net investment income	0.00		(0.21)	(0.17)	(0.32)	(0.39)	(0.27)
Distributions from net realized capital gains	(2.23)		(1.96)	(1.17)	(1.56)	(1.17)	(0.07)

Total distributions	(2.23)		(2.17)	(1.34)	(1.88)	(1.56)	(0.34)

Net Asset Value, End of Period	$12.68		$19.79	$19.30	$18.14	$15.81	$18.15

Total Return (%) (b)	(24.72	)(c)	14.57	15.11	27.86	(5.20)	23.33

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.79	(d)	0.78	0.79	0.78	0.78	0.78
Net ratio of expenses to average net assets (%) (e)	0.77	(d)	0.77	0.78	0.78	0.78	0.78
Ratio of net investment income (loss) to average net assets (%)	1.08	(d)	0.60	1.00	1.45	1.85	1.87
Portfolio turnover rate (%)	17	(c)	46	43	27	29	27
Net assets, end of period (in millions)	$115.3		$161.4	$157.3	$153.3	$134.7	$161.3

	Class B
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$19.53		$19.08	$17.95	$15.65	$17.98	$14.89

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.07		0.07	0.13	0.21	0.28	0.27
Net realized and unrealized gain (loss)	(4.90)		2.51	2.29	3.92	(1.10)	3.12

Total income (loss) from investment operations	(4.83)		2.58	2.42	4.13	(0.82)	3.39

Less Distributions
Distributions from net investment income	0.00		(0.17)	(0.12)	(0.27)	(0.34)	(0.23)
Distributions from net realized capital gains	(2.23)		(1.96)	(1.17)	(1.56)	(1.17)	(0.07)

Total distributions	(2.23)		(2.13)	(1.29)	(1.83)	(1.51)	(0.30)

Net Asset Value, End of Period	$12.47		$19.53	$19.08	$17.95	$15.65	$17.98

Total Return (%) (b)	(24.81	)(c)	14.26	14.79	27.52	(5.39)	22.97

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.04	(d)	1.03	1.04	1.03	1.03	1.03
Net ratio of expenses to average net assets (%) (e)	1.02	(d)	1.02	1.03	1.03	1.03	1.03
Ratio of net investment income (loss) to average net assets (%)	0.83	(d)	0.36	0.75	1.20	1.60	1.62
Portfolio turnover rate (%)	17	(c)	46	43	27	29	27
Net assets, end of period (in millions)	$255.4		$348.0	$328.3	$309.1	$271.3	$323.5

(a)	Per share amounts based on average shares outstanding during the period.
(b)

Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).

See accompanying notes to financial statements.

BHFTI-21

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Notes to Financial Statements—June 30, 2022 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-four series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is Loomis Sayles Global Allocation Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A and B shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2022 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946- Financial Services- Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from third-party pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage- and asset-backed securities are generally valued based upon evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded

BHFTI-22

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued in reference to similar instruments traded on active markets are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded OTC are generally valued based upon interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including, but not limited to, the overnight index swap rate, London Interbank Offered Rate (“LIBOR”) forward rate or other interest rates, yield curves or credit spreads to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

BHFTI-23

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

In December 2020, the Securities and Exchange Commission adopted Rule 2a-5, Good Faith Determinations of Fair Value, under the 1940 Act, which is intended to address valuation practices and the role of the board of directors with respect to the fair value of the investments of a registered investment company. Among other things, Rule 2a-5 will permit the Portfolio’s Board to designate the Portfolio’s primary investment adviser to perform the Portfolio’s fair value determinations, which will be subject to the Board’s oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the investment adviser’s fair value determinations. Compliance with Rule 2a-5 will be required beginning in September 2022. The Portfolio’s valuation policies and related practices may be impacted as the Portfolio comes into compliance with Rule 2a-5.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid in surplus. These adjustments have no impact on net assets or the results of operations.

In consideration of recent decisions rendered by European courts, the Portfolio has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (“EU”) countries. These filings are subject to various administrative and judicial proceedings within these countries. During the six months ended June 30, 2022, the Portfolio received EU tax reclaim payments in the amount of $43,629 that were not previously accrued for due to uncertainty of collectibility. Such amount is included in dividends on the Statement of Operations. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed. As of June 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure.

High-Yield Debt Securities - The Portfolio may invest in high-yield debt securities, or “junk bonds,” which are securities that are rated below “investment grade” or, if not rated, are of equivalent quality. A portfolio with high-yield debt securities generally will be exposed to greater market risk and credit risk than a portfolio that invests only in investment grade debt securities because issuers of high-yield debt securities are generally less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for more highly rated debt securities. As a result, the Portfolio’s subadviser may find it more difficult to value or sell lower-rated debt securities and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio.

Floating Rate Loans - The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. The purchase of assignments will

BHFTI-24

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

typically result in the Portfolio having a direct contractual relationship with the borrower, and the Portfolio may enforce compliance by the borrower with the terms of the loan agreement. The Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation or assignment.

The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments, it acquires direct rights against the borrower of the loan. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing.

The Portfolio will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Collateralized Obligations - The Portfolio may invest in collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), other collateralized debt obligations (“CDOs”), and other similarly structured securities. CDOs, CBOs and CLOs are types of asset-backed securities. A CBO is a trust that is backed by a diversified pool of high risk, below investment grade fixed-income securities. The collateral can be from many types of fixed-income securities such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically collateralized by a pool of loans that may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties.

For CDOs, CBOs and CLOs, the cash flow from the trust is split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is typically the “equity” or “first loss” tranche, which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Senior tranches are paid from the cash flows from the underlying assets before the junior tranches and equity tranches. Losses are first borne by the equity tranches, next by the junior tranches, and finally by the senior tranches. The risks of an investment in a CBO, CLO or other CDO depend largely on the quality and type of the collateral securities and the class of the instrument in which a Portfolio invests. If some debt instruments go into default and the cash collected by the CBO, CLO or CDO is insufficient to pay all of its investors, those in the lowest, most junior tranches suffer losses first. Since they are partially protected from defaults, senior tranches typically have higher ratings and lower potential yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, more senior tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class.

Mortgage-Related and Other Asset-Backed Securities - The Portfolio may invest in mortgage-related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by or payable from, mortgage loans on real property or other receivables. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

In one type of SMBS, one class receives all of the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security until maturity. These adjustments are netted against payments received for the IOs and the net amount is included in interest income on the Statement of Operations of the Portfolio. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage-related and other asset-backed securities held by the Portfolio are included in the Portfolio’s Schedule of Investments.

The Portfolio may invest a significant portion of its assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

When-Issued and Delayed-Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed-delivery basis. Settlement of such transactions will occur beyond the customary settlement period. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

BHFTI-25

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

Upon making a commitment to purchase a security on a when-issued or delayed-delivery basis, the Portfolio will hold liquid assets in a segregated account with the Portfolio’s custodian, or set aside liquid assets in the Portfolio’s records, worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value. As of June 30, 2022, the Portfolio had no when-issued and delayed-delivery securities.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2022, the Portfolio had direct investments in repurchase agreements with a gross value of $5,274,786. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $4,367,520. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2022.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur, any interest earned, and any dividends declared during the term of the loan, would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio generally receives cash, U.S. Government securities, letters of credit, or other collateral deemed appropriate by the Adviser. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, including repurchase agreements with respect to equity securities, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. The value of the securities on loan may change each business day. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2022 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2022 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2022.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

BHFTI-26

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.

	Remaining Contractual Maturity of the Agreements As of June 30, 2022
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Convertible Bonds	$(309,013)	$—	$—	$—	$(309,013)
Corporate Bonds & Notes	(1,023,137)	—	—	—	(1,023,137)
Foreign Government	(548,420)	—	—	—	(548,420)
U.S. Treasury	(1,724,000)	—	—	—	(1,724,000)
U.S. Treasury & Government Agencies	(1,762,950)	—	—	—	(1,762,950)
Total Borrowings	$(5,367,520)	$—	$—	$—	$(5,367,520)
Gross amount of recognized liabilities for securities lending transactions					$(5,367,520)

Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with Capital Institutional Services, Inc. (“CAPIS”). Under this arrangement, the Portfolio directs certain trades to CAPIS in return for a recapture credit. CAPIS issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as broker commission recapture on the Statement of Operations of the Portfolio. Additionally, these amounts have been excluded from the calculation of the net ratio of expenses to average net assets presented in the Financial Highlights for each share class.

3. Investments in Derivative Instruments

Futures Contracts - The Portfolio may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Statement of Operations. When the contract is closed or expires, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. If futures contracts are exchange-traded, the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default. For OTC futures, the Portfolio’s ability to terminate the positions may be more limited than in the case of exchange-traded positions and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed-upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the valuation date, is included in the Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Portfolio may also experience losses even when such contracts are used for hedging purposes. The Portfolio’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

BHFTI-27

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.

The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2022 by category of risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Unrealized appreciation on futures contracts (a) (b)	$71,684
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	225,772	Unrealized depreciation on forward foreign currency exchange contracts	$627,896

Total		$297,456		$627,896

(a)	Financial instrument not subject to a master netting agreement.
(b)

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 4), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2022.

Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Bank of America N.A.	$30,124	$(21,505)	$—	$8,619
Credit Suisse International	129,360	(129,360)	—	—
Morgan Stanley & Co.	35,164	(35,164)	—	—
UBS AG	31,124	(12,852)	—	18,272

	$225,772	$(198,881)	$—	$26,891

The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2022.

Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Bank of America N.A.	$21,505	$(21,505)	$—	$—
Credit Suisse International	192,302	(129,360)	—	62,942
HSBC Bank USA	46,899	—	—	46,899
Morgan Stanley & Co.	354,338	(35,164)	—	319,174
UBS AG	12,852	(12,852)	—	—

	$627,896	$(198,881)	$—	$429,015

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2022:

Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Foreign Exchange	Total
Forward foreign currency transactions	$—	$(2,820,093)	$(2,820,093)
Futures contracts	214,587	—	214,587

	$214,587	$(2,820,093)	$(2,605,506)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Foreign Exchange	Total
Forward foreign currency transactions	$—	$(440,365)	$(440,365)
Futures contracts	109,227	—	109,227

	$109,227	$(440,365)	$(331,138)

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Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

For the six months ended June 30, 2022, the average notional par or face amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$36,354,293
Futures contracts long	1,910,625
Futures contracts short	(2,261,625)

‡	Averages are based on activity levels during the period for which the amounts are outstanding.

4. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the COVID-19 pandemic. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The COVID-19 pandemic has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this pandemic, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. At this time, it is still not possible to estimate the severity or duration of the COVID-19 pandemic, including the severity, duration and frequency of any additional “waves” or emerging variants of COVID-19. It is also still not possible to estimate the duration or frequency of the utilization of any therapeutic treatments and vaccines for COVID-19 or variants thereof. It is likewise still not possible to predict or estimate the longer-term effects of the COVID-19 pandemic, or any actions taken to contain or address the pandemic, on the Portfolios, the financial markets, and economy at large. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

In late February 2022, Russian military forces invaded Ukraine, significantly amplifying already existing geopolitical tensions among Russia, Ukraine, Europe, NATO, and the West. Russia’s invasion, the responses of countries and political bodies to Russia’s actions, and the potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities such as oil and natural gas. Following Russia’s actions, various countries, including the U.S., Canada, the United Kingdom, Germany, and France, as well as the European Union, issued broad-ranging economic sanctions against Russia. Sanctions threatened or imposed by these jurisdictions, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or the Portfolio. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Portfolio. Sanctions, or the threat of new or modified sanctions, could impair the ability of the Portfolio to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Portfolio, even if the Portfolio does not have direct exposure to securities of Russian issuers.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements

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Brighthouse Funds Trust I

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Notes to Financial Statements—June 30, 2022—(Continued)

only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (e.g., futures contracts and exchange-traded options), while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options).

For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar master agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Portfolio the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to such counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency, which is segregated at a broker account registered with the Commodities Futures Trading Commission, or the applicable regulator. In a cleared derivative transaction, the Portfolio’s counterparty is a clearinghouse rather than a bank or broker. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Foreign Investment Risk: The investments by the Portfolio in foreign securities, whether direct or indirect, involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation, unexpected market closures or other political, social or economic developments, such as the imposition of economic sanctions against one or more countries, organizations, entities and/or individuals, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, which is the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return

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Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In 2017, the UK Financial Conduct Authority (FCA) announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. dollar LIBOR and the Sterling Overnight Interbank Average Rate for GBP LIBOR). Various financial industry groups have been planning for the transition away from LIBOR and markets are developing in response to these new rates, but there are concerns around liquidity of the new rates and obstacles to converting certain securities and transactions to new rates. Neither the effect of the transition process nor its ultimate success can yet be known. The transition away from and eventual elimination of LIBOR may adversely affect the interest rates on, and liquidity and value of, certain assets and liabilities of the Portfolio that are tied to LIBOR. These may include bank loans, floating rate securities, structured securities (including asset-backed and mortgage-backed securities), other debt securities, derivatives, and financing transactions tied to LIBOR, particularly insofar as the documentation governing such instruments does not include “fall back” provisions addressing the transition from LIBOR. The effect of any changes to, or discontinuation of, LIBOR on the Portfolio will vary depending on, among other things (1) existing fallback or termination provisions in individual contracts and (2) the extent to which industry participants adopt new reference rates and fallbacks for both legacy and new products and instruments. The Subadviser may have discretion to determine a successor or substitute reference rate, including any price or other adjustments to account for differences between the successor or substitute reference rate and previous rate. Such successor or substitute reference rate and any adjustments selected may negatively impact the Portfolio’s investments, performance or financial condition, and may expose the Portfolio to additional tax, accounting and regulatory risks. The transition away from LIBOR may affect the value, liquidity or return on certain Portfolio investments and may result in costs incurred in connection with closing out positions and entering into new trades, adversely impacting the Portfolio’s overall financial condition or results of operations. It is difficult to predict the full impact of the transition away from LIBOR and the adoption of alternative reference rates on the Portfolio.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2022 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$12,614,415	$59,960,452	$12,574,060	$79,339,937

6. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2022	% per annum	Average Daily Net Assets
$1,499,532	0.700%	First $500 million
	0.650%	$500 million to $1 billion
	0.600%	Over $1 billion

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. Loomis, Sayles & Company, L.P. is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

BHFTI-31

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

Management Fee Waiver - Pursuant to a management fee waiver agreement, the Adviser has agreed, for the period April 29, 2022 to April 30, 2023, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.020%	First $250 million
0.025%	$500 million to $1 billion
0.050%	Over $1.5 billion

An identical agreement was in place for the period April 30, 2021 to April 29, 2022. Amounts waived for the six months ended June 30, 2022 are shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2022 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. During the six months ended June 30, 2022, deferred compensation losses exceeded accrued Trustees’ fees and expenses. As such, changes in the value of participants’ deferral accounts in excess of the Trustees’ fees and expenses are reflected as a component of Miscellaneous expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2022 was as follows:

Cost basis of investments	$366,922,452

Gross unrealized appreciation	46,237,618
Gross unrealized (depreciation)	(39,606,186)

Net unrealized appreciation (depreciation)	$6,631,432

BHFTI-32

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

The tax character of distributions paid for the years ended December 31, 2021 and 2020 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2021	2020	2021	2020	2021	2020
$6,281,824	$3,376,975	$46,592,877	$28,661,588	$52,874,701	$32,038,563

As of December 31, 2021, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation (Depreciation)	Accumulated Capital Losses	Total
$655,413	$55,355,961	$137,291,607	$—	$193,302,981

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2021, the Portfolio had no accumulated capital losses.

9. Recent Accounting Pronouncement

In January 2021, the FASB issued Accounting Standards Update No. 2021-01 (“ASU 2021-01”), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, as regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective through December 31, 2022, for all entities. The expedients and exceptions provided by the amendments do not apply to contract modifications and hedging relationships entered into or evaluated after December 31, 2022, except for hedging transactions as of December 31, 2022, that an entity has elected certain optional expedients for and that are retained through the end of the hedging relationship. Management expects that the adoption of the guidance will not have a material impact on the Portfolio’s financial statements.

BHFTI-33

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

For the period April 1, 2021 through March 31, 2022, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-34

Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio

Managed By Loomis Sayles & Company, L.P.

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2022, the Class A, B and E shares of the Loomis Sayles Growth Portfolio returned -28.93%, -28.99%, and -28.99%, respectively. The Portfolio’s benchmark, the Russell 1000 Growth Index¹ returned -28.07%.

MARKET ENVIRONMENT / CONDITIONS

U.S. equities fell sharply in the six-month period that ended on June 30, 2022. The Standard & Poor’s 500 Index suffered its worst first half to a calendar year since 1970, with all sectors except Energy finishing in the red. Several factors played a role in the downturn. First, inflation hit its highest level in nearly 40 years amid rising prices for food, energy, and housing. The U.S. Federal Reserve (the “Fed”) responded by tightening its monetary policy considerably. In addition to ending its stimulative quantitative easing program, the Fed raised interest rates by a total of 1.5 percentage points during the first half of the year, and officials indicated that several more rate increases were in store before year-end. The rapid increase in rates, in turn, led to a steady decline in expectations for both economic growth and corporate earnings. Investors also had to further contend with Russia’s invasion of Ukraine in February. The event had a wide range of effects, including increased supply-chain disruptions, surging energy prices, and slower economic growth in Europe. Together, these factors led to broad-based losses across the market and caused the major U.S. indexes to finish June near their lowest levels in well over a year.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The Portfolio underperformed the Russell 1000 Growth Index during the first half of the year. Stock selection in the Information Technology (“IT”), Communication Services, and Industrials sectors, as well as our allocations in the Communication Services and Consumer Staples, detracted from relative performance. Stock selection in the Health Care, Consumer Discretionary, Financials, and Consumer Staples sectors, as well as our allocations in the Health Care, Industrials, Consumer Discretionary, Energy, and IT sectors, contributed positively to relative performance.

Nvidia, Meta Platforms, Amazon, Alphabet and Boeing were the biggest detractors from total returns during the period, with Nvidia, Apple (a top performer in the benchmark but not owned in the Portfolio), and Meta Platforms detracting the most from relative returns. We highlight Nvidia and Meta Platforms below. Vertex, Schlumberger, Monster Beverage and Yum China were the top contributors to total returns during period, with Vertex and Visa providing the strongest relative contribution. We highlight Vertex and Visa below.

Nvidia is the world leader in graphic processing units (“GPUs”), which enable computers to produce and utilize highly realistic 3D graphic imagery and models. We believe the company’s competitive advantages include its intellectual property, brands, and a large and growing ecosystem of developers and applications utilizing GPU technology. Nvidia reported financial results during the period that were strong and above management guidance and consensus expectations, driven by broad-based strength that included quarterly revenue records in the company’s gaming, data center, and professional visualization segments. Despite these strong results, the company’s shares were one of the largest detractors as a result of the weak market backdrop in the period. The company also provided guidance for the upcoming quarter that was below consensus expectations, due primarily to not selling in Russia, which historically represented about 2% of company revenues, as well as lost sales due to COVID-19 related lockdowns in China. In gaming, Nvidia benefited from record sales of personal computers and gaming laptops and the roll out of Turing, its newest GPU architecture, which is becoming the industry norm for the latest blockbuster titles. Data center revenue benefited from a pickup in demand from hyperscale data center customers and rising demand from industry verticals such as industrials and enterprise clients which are adopting more artificial intelligence capabilities. The company’s professional visualization segment addresses a more mature market, but Nvidia has been able to drive greater adoption of its products through ongoing innovation. We believe Nvidia’s strong free cash flow growth prospects are not currently reflected in its share price. As a result, we believe the company’s shares trade at a significant discount to our estimate of intrinsic value and offer a compelling long-term reward-to-risk opportunity.

Meta Platforms operates online social networking platforms that allow people to connect, share, and interact with friends and communities. With over 3.6 billion monthly users and 200 million businesses worldwide using its family of apps – Facebook, Messenger, WhatsApp and Instagram—the scale and reach of Meta’s network is unrivaled. Meta reported financial results during the period that were mixed with respect to consensus expectations. However, shares declined substantially following the company’s fourth quarter financial report in early February. Operating expenses were greater than expectations and the company issued guidance for the first quarter of 2022 that was well below expectations, which it attributed to headwinds arising from recent privacy restrictions by Apple, the continuing impact of macro weakness such as supply chain disruptions on advertising spending, and the company’s transition to a new product format – short term video – where monetization is currently lower. While first quarter results improved, guidance remained below expectations due in part to further headwinds from currency impacts. Despite the near-term pressure on financial results, Meta continues to have significant advantages arising from its network of almost 3 billion daily users of its family of apps, 200 million businesses that use its platforms and tools every month, and 10 million advertisers who have consistently paid more per user for access to its rare network. We expect that corporations will continue to allocate an increasing proportion of their advertising spending online, and Meta remains one of very few platforms where advertisers can reach consumers at such scale in such a targeted and effective fashion. We believe Meta’s brands, network, and targeting advantage, position the

BHFTI-1

Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio

Managed By Loomis Sayles & Company, L.P.

Portfolio Manager Commentary*—(Continued)

company to take increasing share of the industry’s profit pool and grow its market share. We also believe that the expectations embedded in Meta’s current share price show a lack of appreciation for the company’s growth opportunities and the sustainability of its business model. We believe the consensus expectations and current market price reflect assumptions for free cash flow growth that are well below our long-term expectations of high-teens cash flow growth. As a result, we believe the shares trade at a significant discount to our estimate of intrinsic value, creating a compelling reward-to-risk opportunity. We took advantage of near-term market weakness to add to our position in February and April.

Vertex Pharmaceuticals is the leader in creating therapies for patients suffering from cystic fibrosis, with four currently approved treatments, and the company is building out its capabilities to address related diseases that lever its core expertise in biology and medicinal chemistry. Vertex reported financial results during the period that reflected the continued penetration of Trikafta, its latest and most efficacious cystic fibrosis therapy. The company continues to penetrate the global market, both through new patients that did not previously have a therapy available, as well as patients switching from older generations of therapies to the new standard of care. The company has reached reimbursement agreements with more than 25 countries in just over one year since Trikafta’s approval. While most of the company’s pipeline assets outside of cystic fibrosis are still very early, the company also continues to make progress across a range of disease areas and expects to make regulatory filings for its CTX001 therapy for blood disorders, co-developed with CRISPR Therapeutics, by year-end 2022. We believe Vertex’s strong and sustainable competitive advantages include its unparalleled understanding of cystic fibrosis, for which it is recognized as setting the standard of care, its partnerships with the Cystic Fibrosis Foundation and other entities that enhance its solutions capabilities, and its broader understanding of biology and serial approach to drug development. We believe expectations embedded in Vertex’s share price underestimate the defensibility of its dominant cystic fibrosis franchise, the life-changing benefit of its therapies for its growing base of 40,000 patients, and the strength of its science and innovation ability that is contributing to a growing pipeline of potentially transformative therapies outside of cystic fibrosis. We believe the shares embed expectations for revenue and free cash flow that are below our long-term expectations. As a result, we believe the shares are trading at a discount to our estimate of intrinsic value and offer an attractive reward-to-risk opportunity.

Visa is the largest payments technology company in the world, with a comprehensive offering of digital payment products including credit cards, debit cards—which Visa invented—and transaction security services known as tokenization. Visa has one of the world’s most recognized brands, which took decades and significant investment to build. Through its open-loop, multi-party system, Visa has built a massive global network, orchestrating transaction settlements between merchants and cardholders in more than 200 countries. A growing global network with 3.9 billion Visa-branded payment credentials that are accepted by approximately 80 million merchants worldwide creates a powerful virtuous cycle, reinforcing Visa’s difficult-to-replicate competitive advantages. Visa reported strong revenue, payment volumes, operating profits, and earnings growth, all of which were above market expectations during the period. Payment volume growth of almost 20% in constant currency was well above the rate of growth in the approximately $47 trillion of global personal consumer expenditures, reflecting a continuing recovery in cross-border travel and the ongoing, long-term secular shift from cash to electronic payments. In addition to its consumer payments business, Visa has large growth opportunities stemming from its ability to offer value-added services as well as network solutions arising from new payment flows. As the company continues to scale its businesses in regions around the world, we expect it will be able to expand operating margins, improve its return on invested capital, and grow free cash flow faster than revenues. We believe the assumptions embedded in Visa’s share price underestimate the company’s significant long-term growth opportunities and the sustainability of its business model. We believe the company’s shares currently sell at a significant discount to our estimate of intrinsic value and thereby offer a compelling reward-to-risk opportunity.

For the six-month period ended June 30, 2022, the team initiated new positions in Block, Netflix, PayPal, Shopify (Canada), and Tesla. The team added to its existing positions in Boeing, Illumina, and Meta Platforms as near-term price weaknesses created more attractive reward to risk opportunities. The team trimmed its positions in Deere, Expeditors International, Oracle, Roche (Switzerland), Regeneron Pharmaceuticals, and Vertex. It also trimmed its position in Alphabet as it approached the team’s maximum allowable position size. The team sold its positions in Automatic Data Processing, Cisco Systems, Colgate-Palmolive, and Schlumberger. The Cisco position was sold on the basis of risk-reward to fund what we believe are more attractive reward-to-risk opportunities. The team sold Automatic Data Processing and Colgate-Palmolive as they approached the team’s estimate of intrinsic value. While Schlumberger had also approached the team’s view of intrinsic value, the team ultimately considers the investment to have been a mistaken investment thesis.

The nature of the team’s process leads to a lower turnover portfolio where sector positioning is the result of stock selection. Relative to the Russell 1000 Growth Index, as June 30, 2022, the Portfolio was overweight in the Communication Services, Health Care, Industrials, and Financials sectors and underweight in the IT, Consumer Staples, and Consumer Discretionary sectors. The Portfolio held no positions in the Real Estate, Energy, Materials, or Utilities sectors.

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Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio

Managed By Loomis Sayles & Company, L.P.

Portfolio Manager Commentary*—(Continued)

As of June 30, 2022, the Portfolio held 34 positions with the weight of the top 10 holdings accounting for 50.6% of the total Portfolio.

Aziz Hamzaogullari

Portfolio Manager

Loomis, Sayles & Company L.P.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The Russell 1000 Growth Index is an unmanaged measure of performance of the largest capitalized U.S. companies, within the Russell 1000 companies, that have higher price-to-book ratios and forecasted growth values.

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Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio

A $10,000 INVESTMENT COMPARED TO THE RUSSELL 1000 GROWTH INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2022

	6 Month	1 Year	5 Year	10 Year
Loomis Sayles Growth Portfolio
Class A	-28.93	-25.90	6.70	10.94
Class B	-28.99	-26.09	6.44	10.67
Class E	-28.99	-26.05	6.55	10.78
Russell 1000 Growth Index	-28.07	-18.77	14.29	14.80

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2022

Top Holdings

% of Net Assets
Visa, Inc.- Class A	6.7
Amazon.com, Inc.	5.6
Microsoft Corp.	5.2
NVIDIA Corp.	5.0
Boeing Co. (The)	4.8
Meta Platforms, Inc. - Class A	4.4
Alphabet, Inc. - Class A	4.1
Oracle Corp.	4.0
Monster Beverage Corp.	3.8
Vertex Pharmaceuticals, Inc.	3.5

Top Sectors

% of Net Assets
Information Technology	34.4
Communication Services	17.4
Health Care	16.6
Consumer Discretionary	14.6
Industrials	8.2
Consumer Staples	3.8
Financials	3.4

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Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2022 through June 30, 2022.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Loomis Sayles Growth Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period** January 1, 2022 to June 30, 2022
Class A (a)	Actual	0.56%	$1,000.00	$710.70	$2.38
	Hypothetical*	0.56%	$1,000.00	$1,022.02	$2.81

Class B (a)	Actual	0.81%	$1,000.00	$710.10	$3.43
	Hypothetical*	0.81%	$1,000.00	$1,020.78	$4.06

Class E (a)	Actual	0.71%	$1,000.00	$710.10	$3.01
	Hypothetical*	0.71%	$1,000.00	$1,021.27	$3.56

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 5 of the Notes to Financial Statements.

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Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—98.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.8%
Boeing Co. (The) (a)	879,491	$120,244,010

Air Freight & Logistics—1.7%
Expeditors International of Washington, Inc.	448,921	43,751,841

Automobiles—2.8%
Tesla, Inc. (a)	103,876	69,952,176

Beverages—3.9%
Monster Beverage Corp. (a)	1,041,209	96,520,074

Biotechnology—6.1%
Regeneron Pharmaceuticals, Inc. (a)	111,192	65,728,927
Vertex Pharmaceuticals, Inc. (a)	313,555	88,356,663

		154,085,590

Capital Markets—3.4%
FactSet Research Systems, Inc.	121,155	46,592,578
SEI Investments Co. (b)	693,001	37,435,914

		84,028,492

Entertainment—5.4%
Netflix, Inc. (a)	347,079	60,693,705
Walt Disney Co. (The) (a)	778,338	73,475,107

		134,168,812

Health Care Equipment & Supplies—1.2%
Intuitive Surgical, Inc. (a)	143,613	28,824,565

Hotels, Restaurants & Leisure—4.3%
Starbucks Corp.	667,493	50,989,790
Yum China Holdings, Inc.	429,780	20,844,330
Yum! Brands, Inc.	318,898	36,198,112

		108,032,232

Interactive Media & Services—12.0%
Alphabet, Inc. - Class A (a)	46,916	102,242,162
Alphabet, Inc. - Class C (a)	40,273	88,095,174
Meta Platforms, Inc. - Class A (a)	688,129	110,960,801

		301,298,137

Internet & Direct Marketing Retail—7.5%
Alibaba Group Holding, Ltd. (ADR) (a)	421,849	47,955,794
Amazon.com, Inc. (a)	1,323,940	140,615,668

		188,571,462

IT Services—10.2%
Block, Inc. (a) (b)	445,908	27,405,506
PayPal Holdings, Inc. (a)	455,485	31,811,072
Shopify, Inc. - Class A (a)	960,590	30,008,831
Visa, Inc. - Class A	848,185	166,999,145

		256,224,554

Life Sciences Tools & Services—1.9%
Illumina, Inc. (a)	251,130	$46,298,327

Machinery—1.7%
Deere & Co.	142,968	42,814,627

Pharmaceuticals—7.4%
Novartis AG (ADR)	1,013,061	85,634,047
Novo Nordisk A/S (ADR)	343,484	38,274,422
Roche Holding AG (ADR) (b)	1,498,041	62,483,290

		186,391,759

Semiconductors & Semiconductor Equipment—7.2%
NVIDIA Corp.	821,108	124,471,762
QUALCOMM, Inc.	447,934	57,219,089

		181,690,851

Software—16.9%
Autodesk, Inc. (a)	486,067	83,584,081
Microsoft Corp.	509,799	130,931,677
Oracle Corp.	1,421,424	99,314,895
Salesforce, Inc. (a)	517,467	85,402,754
Workday, Inc. - Class A (a)	182,179	25,428,545

		424,661,952

Total Common Stocks (Cost $2,486,555,357)		2,467,559,461

Short-Term Investment—1.6%

Repurchase Agreement—1.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/22 at 0.350%, due on 07/01/22 with a maturity value of $40,911,543; collateralized by U.S. Treasury Note at 2.875%, maturing 06/15/25, with a market value of $41,729,423.	40,911,146	40,911,146

Total Short-Term Investments (Cost $40,911,146)		40,911,146

Securities Lending Reinvestments (c)—1.4%

Commercial Paper—0.1%
Liberty Street Funding LLC 1.550%, 07/01/22	1,000,000	999,952

Repurchase Agreements—1.1%
National Bank Financial, Inc. Repurchase Agreement dated 06/30/22 at 1.570%, due on 07/01/22 with a maturity value of $4,495,001; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.375%, maturity dates ranging from 09/22/22 - 11/15/48, and an aggregate market value of $4,591,009.	4,494,805	4,494,805

See accompanying notes to financial statements.

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Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
National Bank of Canada Repurchase Agreement dated 06/30/22 at 1.570%, due on 07/07/22 with a maturity value of $3,200,977; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.375%, maturity dates ranging from 07/31/22 - 08/15/51, and an aggregate market value of $3,268,490.	3,200,000	$3,200,000
Natwest Markets Securities, Inc. Repurchase Agreement dated 06/30/22 at 1.480%, due on 07/01/22 with a maturity value of $3,711,213; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 07/05/22 - 11/15/49, and an aggregate market value of $3,785,437.	3,711,060	3,711,060
Royal Bank of Canada Toronto Repurchase Agreement dated 06/30/22 at 1.820%, due on 08/04/22 with a maturity value of $4,007,078; collateralized by various Common Stock with an aggregate market value of $4,444,669.	4,000,000	4,000,000
Societe Generale Repurchase Agreement dated 06/30/22 at 1.500%, due on 07/01/22 with a maturity value of $5,000,208; collateralized by U.S. Treasury Obligations with rates ranging from 0.375% - 3.000%, maturity dates ranging from 10/31/22 - 08/15/48, and an aggregate market value of $5,101,913.	5,000,000	5,000,000
Repurchase Agreement dated 06/30/22 at 1.600%, due on 07/01/22 with a maturity value of $1,000,044; collateralized by various Common Stock with an aggregate market value of $1,111,372.	1,000,000	1,000,000
Repurchase Agreement dated 06/30/22 at 1.620%, due on 07/01/22 with a maturity value of $400,018; collateralized by various Common Stock with an aggregate market value of $444,549.	400,000	400,000
Repurchase Agreement dated 06/30/22 at 1.670%, due on 07/07/22 with a maturity value of $500,162; collateralized by various Common Stock with an aggregate market value of $555,913.	500,000	500,000
TD Prime Services LLC Repurchase Agreement dated 06/30/22 at 1.650%, due on 07/01/22 with a maturity value of $6,000,275; collateralized by various Common Stock with an aggregate market value of $6,600,303.	6,000,000	6,000,000

		28,305,865

Mutual Funds—0.2%
BlackRock Liquidity Funds FedFund, Institutional Shares 1.320% (d)	5,000,000	5,000,000

Total Securities Lending Reinvestments (Cost $34,305,865)		34,305,817

Total Investments—101.4% (Cost $2,561,772,368)		2,542,776,424
Other assets and liabilities (net)—(1.4)%		(34,097,120)

Net Assets—100.0%		$2,508,679,304

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of June 30, 2022, the market value of securities loaned was $32,802,405 and the collateral received consisted of cash in the amount of $34,305,822. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2022.
(d)	The rate shown represents the annualized seven-day yield as of June 30, 2022.

Glossary of Abbreviations

Other Abbreviations

(ADR)—	American Depositary Receipt

See accompanying notes to financial statements.

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Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$2,467,559,461	$—	$—	$2,467,559,461
Total Short-Term Investment*	—	40,911,146	—	40,911,146
Securities Lending Reinvestments
Commercial Paper	—	999,952	—	999,952
Repurchase Agreements	—	28,305,865	—	28,305,865
Mutual Funds	5,000,000	—	—	5,000,000
Total Securities Lending Reinvestments	5,000,000	29,305,817	—	34,305,817
Total Investments	$2,472,559,461	$70,216,963	$—	$2,542,776,424

Collateral for Securities Loaned (Liability)	$—	$(34,305,822)	$—	$(34,305,822)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

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Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio

Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets
Investments at value (a) (b)	$2,542,776,424
Receivable for:
Fund shares sold	1,171,364
Dividends and interest	2,690,024

Total Assets	2,546,637,812
Liabilities
Collateral for securities loaned	34,305,822
Payables for:
Investments purchased	1,031,925
Fund shares redeemed	784,882
Accrued Expenses:
Management fees	1,161,388
Distribution and service fees	155,380
Deferred trustees’ fees	222,962
Other expenses	296,149

Total Liabilities	37,958,508

Net Assets	$2,508,679,304

Net Assets Consist of:
Paid in surplus	$2,410,680,998
Distributable earnings (Accumulated losses)	97,998,306

Net Assets	$2,508,679,304

Net Assets
Class A	$1,761,505,081
Class B	724,156,805
Class E	23,017,418
Capital Shares Outstanding*
Class A	165,655,820
Class B	71,961,989
Class E	2,238,022
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$10.63
Class B	10.06
Class E	10.28

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $2,561,772,368.
(b)	Includes securities loaned at value of $32,802,405.

Statement of Operations

Six Months Ended June 30, 2022 (Unaudited)

Investment Income
Dividends (a)	$11,714,937
Interest	9,568
Securities lending income	82,091

Total investment income	11,806,596
Expenses
Management fees	8,360,670
Administration fees	58,229
Custodian and accounting fees	79,855
Distribution and service fees—Class B	1,074,752
Distribution and service fees—Class E	21,259
Audit and tax services	22,267
Legal	20,427
Shareholder reporting	44,217
Insurance	12,836
Miscellaneous (b)	9,517

Total expenses	9,704,029
Less management fee waiver	(148,493)
Less broker commission recapture	(31,971)

Net expenses	9,523,565

Net Investment Income	2,283,031

Net Realized and Unrealized Gain (Loss)
Net realized gain on investments	131,825,777
Net change in unrealized appreciation (depreciation) on:
Investments	(1,159,200,670)
Foreign currency transactions	(1,226)

Net change in unrealized appreciation (depreciation)	(1,159,201,896)

Net realized and unrealized gain (loss)	(1,027,376,119)

Net Increase (Decrease) in Net Assets From Operations	$(1,025,093,088)

(a)	Net of foreign withholding taxes of $472,078.
(b)	Includes $19,894 in Trustees’ fees and expenses and $21,639 in deferred Trustee compensation losses.

See accompanying notes to financial statements.

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Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$2,283,031	$(1,584,287)
Net realized gain (loss)	131,825,777	235,049,967
Net change in unrealized appreciation (depreciation)	(1,159,201,896)	333,048,707

Increase (decrease) in net assets from operations	(1,025,093,088)	566,514,387

From Distributions to Shareholders
Class A	(173,294,989)	(83,411,380)
Class B	(74,512,618)	(33,642,916)
Class E	(2,333,067)	(1,160,500)

Total distributions	(250,140,674)	(118,214,796)

Increase (decrease) in net assets from capital share transactions	188,442,281	266,551,860

Total increase (decrease) in net assets	(1,086,791,481)	714,851,451

Net Assets
Beginning of period	3,595,470,785	2,880,619,334

End of period	$2,508,679,304	$3,595,470,785

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Value	Shares	Value
Class A
Sales	1,892,725	$25,354,002	2,301,933	$35,631,860
Fund subscription in kind(a)	0	0	35,654,942	560,852,239
Reinvestments	16,302,445	173,294,989	5,377,910	83,411,380
Redemptions	(4,828,537)	(69,189,672)	(22,633,881)	(362,155,981)

Net increase (decrease)	13,366,633	$129,459,319	20,700,904	$317,739,498

Class B
Sales	2,245,640	$27,490,112	2,028,196	$29,810,573
Fund subscription in kind(a)	0	0	4,772,276	71,584,136
Reinvestments	7,406,821	74,512,618	2,273,170	33,642,916
Redemptions	(3,154,958)	(43,314,844)	(11,976,497)	(180,493,298)

Net increase (decrease)	6,497,503	$58,687,886	(2,902,855)	$(45,455,673)

Class E
Sales	26,559	$320,032	35,724	$536,101
Reinvestments	226,952	2,333,067	77,007	1,160,500
Redemptions	(172,840)	(2,358,023)	(484,152)	(7,428,566)

Net increase (decrease)	80,671	$295,076	(371,421)	$(5,731,965)

Increase (decrease) derived from capital shares transactions		$188,442,281		$266,551,860

(a)	Includes cash and securities amounting to $1,599,139 and $630,837,236 respectively. Securities were valued at market as of April 30,2021.

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$16.59		$14.45	$17.14	$16.26	$18.40	$15.65

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.02		0.00 (b)	0.04	0.14	0.17	0.13
Net realized and unrealized gain (loss)	(4.82)		2.66	4.01	3.37	(1.28)	2.78

Total income (loss) from investment operations	(4.80)		2.66	4.05	3.51	(1.11)	2.91

Less Distributions
Distributions from net investment income	0.00		(0.03)	(0.16)	(0.19)	(0.16)	(0.16)
Distributions from net realized capital gains	(1.16)		(0.49)	(6.58)	(2.44)	(0.87)	0.00

Total distributions	(1.16)		(0.52)	(6.74)	(2.63)	(1.03)	(0.16)

Net Asset Value, End of Period	$10.63		$16.59	$14.45	$17.14	$16.26	$18.40

Total Return (%) (c)	(28.93	)(d)	18.66	32.54	23.83	(6.81)	18.70

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.57	(e)	0.57	0.59	0.59	0.58	0.57
Net ratio of expenses to average net assets (%) (f)	0.56	(e)	0.56	0.57	0.57	0.56	0.56
Ratio of net investment income (loss) to average net assets (%)	0.23	(e)	0.02	0.28	0.86	0.93	0.76
Portfolio turnover rate (%)	14	(d)	24 (h)	18	100	0 (g)	2
Net assets, end of period (in millions)	$1,761.5		$2,526.1	$1,901.7	$1,747.2	$1,566.4	$2,095.1

	Class B
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$15.80		$13.80	$16.64	$15.84	$17.95	$15.27

Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.00	)(b)	(0.03)	0.00 (b)	0.10	0.12	0.09
Net realized and unrealized gain (loss)	(4.58)		2.52	3.85	3.28	(1.25)	2.71

Total income (loss) from investment operations	(4.58)		2.49	3.85	3.38	(1.13)	2.80

Less Distributions
Distributions from net investment income	0.00		0.00	(0.11)	(0.14)	(0.11)	(0.12)
Distributions from net realized capital gains	(1.16)		(0.49)	(6.58)	(2.44)	(0.87)	0.00

Total distributions	(1.16)		(0.49)	(6.69)	(2.58)	(0.98)	(0.12)

Net Asset Value, End of Period	$10.06		$15.80	$13.80	$16.64	$15.84	$17.95

Total Return (%) (c)	(28.99	)(d)	18.27	32.23	23.57	(7.06)	18.41

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.82	(e)	0.82	0.84	0.84	0.83	0.82
Net ratio of expenses to average net assets (%) (f)	0.81	(e)	0.81	0.82	0.82	0.81	0.81
Ratio of net investment income (loss) to average net assets (%)	(0.02	)(e)	(0.21)	0.03	0.60	0.68	0.51
Portfolio turnover rate (%)	14	(d)	24 (h)	18	100	0 (g)	2
Net assets, end of period (in millions)	$724.2		$1,034.6	$943.3	$912.5	$853.6	$1,103.4

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$16.11		$14.05	$16.84	$16.01	$18.13	$15.42

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.01		(0.01)	0.02	0.12	0.14	0.10
Net realized and unrealized gain (loss)	(4.68)		2.57	3.90	3.31	(1.26)	2.75

Total income (loss) from investment operations	(4.67)		2.56	3.92	3.43	(1.12)	2.85

Less Distributions
Distributions from net investment income	0.00		(0.01)	(0.13)	(0.16)	(0.13)	(0.14)
Distributions from net realized capital gains	(1.16)		(0.49)	(6.58)	(2.44)	(0.87)	0.00

Total distributions	(1.16)		(0.50)	(6.71)	(2.60)	(1.00)	(0.14)

Net Asset Value, End of Period	$10.28		$16.11	$14.05	$16.84	$16.01	$18.13

Total Return (%) (c)	(28.99	)(d)	18.46	32.30	23.66	(6.94)	18.54

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.72	(e)	0.72	0.74	0.74	0.73	0.72
Net ratio of expenses to average net assets (%) (f)	0.71	(e)	0.71	0.72	0.72	0.71	0.71
Ratio of net investment income (loss) to average net assets (%)	0.08	(e)	(0.10)	0.12	0.70	0.78	0.61
Portfolio turnover rate (%)	14	(d)	24 (h)	18	100	0 (g)	2
Net assets, end of period (in millions)	$23.0		$34.8	$35.5	$33.6	$31.2	$39.6

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net investment income (loss) was less than $0.01.
(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
(g)	Rounds to less than 1%.
(h)	Excludes the effect of subscriptions in kind activity for the year ended December 31, 2021.

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio

Notes to Financial Statements—June 30, 2022 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-four series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is Loomis Sayles Growth Portfolio (the “Portfolio”), which is non-diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A, B and E shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2022 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946- Financial Services- Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued in reference to similar instruments traded on active markets are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from third-party pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost

BHFTI-13

Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

In December 2020, the Securities and Exchange Commission adopted Rule 2a-5, Good Faith Determinations of Fair Value, under the 1940 Act, which is intended to address valuation practices and the role of the board of directors with respect to the fair value of the investments of a registered investment company. Among other things, Rule 2a-5 will permit the Portfolio’s Board to designate the Portfolio’s primary investment adviser to perform the Portfolio’s fair value determinations, which will be subject to the Board’s oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the investment adviser’s fair value determinations. Compliance with Rule 2a-5 will be required beginning in September 2022. The Portfolio’s valuation policies and related practices may be impacted as the Portfolio comes into compliance with Rule 2a-5.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization

BHFTI-14

Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid in surplus. Book-tax differences are primarily due to net operating losses. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed. As of June 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2022, the Portfolio had direct investments in repurchase agreements with a gross value of $40,911,146. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $28,305,865. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2022.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur, any interest earned, and any dividends declared during the term of the loan, would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio generally receives cash, U.S. Government securities, letters of credit, or other collateral deemed appropriate by the Adviser. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, including repurchase agreements with respect to equity securities, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. The value of the securities on loan may change each business day. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2022 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2022 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2022.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

BHFTI-15

Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

All securities on loan are classified as Common Stocks in the Portfolio’s Schedule of Investments as of June 30, 2022. For all securities on loan, the remaining contractual maturity of the agreements is overnight and continuous.

Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with Capital Institutional Services, Inc. (“CAPIS”). Under this arrangement, the Portfolio directs certain trades to CAPIS in return for a recapture credit. CAPIS issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as broker commission recapture on the Statement of Operations of the Portfolio. Additionally, these amounts have been excluded from the calculation of the net ratio of expenses to average net assets presented in the Financial Highlights for each share class.

3. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the COVID-19 pandemic. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The COVID-19 pandemic has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this pandemic, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. At this time, it is still not possible to estimate the severity or duration of the COVID-19 pandemic, including the severity, duration and frequency of any additional “waves” or emerging variants of COVID-19. It is also still not possible to estimate the duration or frequency of the utilization of any therapeutic treatments and vaccines for COVID-19 or variants thereof. It is likewise still not possible to predict or estimate the longer-term effects of the COVID-19 pandemic, or any actions taken to contain or address the pandemic, on the Portfolios, the financial markets, and economy at large. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

In late February 2022, Russian military forces invaded Ukraine, significantly amplifying already existing geopolitical tensions among Russia, Ukraine, Europe, NATO, and the West. Russia’s invasion, the responses of countries and political bodies to Russia’s actions, and the potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities such as oil and natural gas. Following Russia’s actions, various countries, including the U.S., Canada, the United Kingdom, Germany, and France, as well as the European Union, issued broad-ranging economic sanctions against Russia. Sanctions threatened or imposed by these jurisdictions, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or the Portfolio. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Portfolio. Sanctions, or the threat of new or modified sanctions, could impair the ability of the Portfolio to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Portfolio, even if the Portfolio does not have direct exposure to securities of Russian issuers.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial

BHFTI-16

Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, which is the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In 2017, the UK Financial Conduct Authority (FCA) announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. dollar LIBOR and the Sterling Overnight Interbank Average Rate for GBP LIBOR). Various financial industry groups have been planning for the transition away from LIBOR and markets are developing in response to these new rates, but there are concerns around liquidity of the new rates and obstacles to converting certain securities and transactions to new rates. Neither the effect of the transition process nor its ultimate success can yet be known. The transition away from and eventual elimination of LIBOR may adversely affect the interest rates on, and liquidity and value of, certain assets and liabilities of the Portfolio that are tied to LIBOR. These may include bank loans, floating rate securities, structured securities (including asset-backed and mortgage-backed securities), other debt securities, derivatives, and financing transactions tied to LIBOR, particularly insofar as the documentation governing such instruments does not include “fall back” provisions addressing the transition from LIBOR. The effect of any changes to, or discontinuation of, LIBOR on the Portfolio will vary depending on, among other things (1) existing fallback or termination provisions in individual contracts and (2) the extent to which industry participants adopt new reference rates and fallbacks for both legacy and new products and instruments. The Subadviser may have discretion to determine a successor or substitute reference rate, including any price or other adjustments to account for differences between the successor or substitute reference rate and previous rate. Such successor or substitute reference rate and any adjustments selected may negatively impact the Portfolio’s investments, performance or financial condition, and may expose the Portfolio to additional tax, accounting and regulatory risks. The transition away from LIBOR may affect the value, liquidity or return on certain Portfolio investments and may result in costs incurred in connection with closing out positions and entering into new trades, adversely impacting the Portfolio’s overall financial condition or results of operations. It is difficult to predict the full impact of the transition away from LIBOR and the adoption of alternative reference rates on the Portfolio.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2022 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$420,897,939	$0	$453,959,311

BHFTI-17

Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2022	% per annum	Average Daily Net Assets
$8,360,670	0.650%	First $500 million
	0.600%	$500 million to $1 billion
	0.550%	$1 billion to $2 billion
	0.500%	Over $2 billion

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. Loomis, Sayles & Company, L.P. is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, the Adviser has agreed, for the period effective April 29, 2022 to April 30, 2023, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.102%	First $500 million
0.052%	$500 million to $1 billion
0.002%	$1 billion to $2 billion
(0.048%)	$2 billion to $3.645 billion

An identical agreement was in place for the period April 30, 2021 to April 29, 2022. Amounts waived for the six months ended June 30, 2022 are shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2022 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. During the six months ended June 30, 2022, deferred compensation losses exceeded accrued Trustees’ fees and expenses. As such,

BHFTI-18

Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

changes in the value of participants’ deferral accounts in excess of the Trustees’ fees and expenses are reflected as a component of Miscellaneous expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

7. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2022 was as follows:

Cost basis of investments	$2,578,485,443

Gross unrealized appreciation	347,779,004
Gross unrealized (depreciation)	(383,488,023)

Net unrealized appreciation (depreciation)	$(35,709,019)

The tax character of distributions paid for the years ended December 31, 2021 and 2020 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2021	2020	2021	2020	2021	2020
$61,681,513	$20,079,453	$56,533,283	$933,515,068	$118,214,796	$953,594,521

As of December 31, 2021, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation (Depreciation)	Accumulated Capital Losses	Total
$—	$249,989,967	$1,123,489,198	$—	$1,373,479,165

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2021, the Portfolio had no accumulated capital losses.

8. Recent Accounting Pronouncement

In January 2021, the FASB issued Accounting Standards Update No. 2021-01 (“ASU 2021-01”), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, as regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective through December 31, 2022, for all entities. The expedients and exceptions provided by the amendments do not apply to contract modifications and hedging relationships entered into or evaluated after December 31, 2022, except for hedging transactions as of December 31, 2022, that an entity has elected certain optional expedients for and that are retained through the end of the hedging relationship. Management expects that the adoption of the guidance will not have a material impact on the Portfolio’s financial statements.

BHFTI-19

Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

For the period April 1, 2021 through March 31, 2022, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-20

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Managed By MetLife Investment Management, LLC

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2022, the Class B shares of the MetLife Multi-Index Targeted Risk Portfolio returned -18.86%. The Portfolio’s benchmark, the Dow Jones Moderate Portfolio Index¹, returned -15.76%.

MARKET ENVIRONMENT / CONDITIONS

During the first half of the year, equity markets within the United States had the worst semi-annual performance since 2008. As COVID-19 restrictions continued to ease and consumer spending remained elevated, record inflation numbers followed. The tight labor market, rising wages, and high inflation drove the U.S. Federal Reserve (the “Fed”) to begin an aggressive hiking cycle. This, combined with the Russian invasion of Ukraine and global political tensions, increased volatility and led to a rapid decline in equities. The Fed increased the Target Federal Funds Rate a total of 1.50% during the first half of 2022. The yield curve has aggressively been flattened in 2022 as interest rates rose across the curve.

Overall, throughout the first half of 2022, U.S. equities sold-off across the board. The S&P 500 Index, which measures U.S. large cap companies, declined 20.0%. Mid and small cap stocks also posted large losses. The S&P Mid Cap 400 Index dropped 19.5% and the small cap Russell 2000 Index decreased 23.4%. International equities in developed markets endured a similar sell off, declining 19.6% as measured by the MSCI EAFE Index. U.S. fixed income assets, measured by the Bloomberg U.S. Aggregate Bond Index, declined 10.3%.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The Portfolio consists of two segments, the “Base Sleeve” and the “Overlay Sleeve.” The first segment, (the “Base Sleeve”) is managed by the Investment Committee of Brighthouse Investment Advisers, LLC. Approximately 75% of the Portfolio’s assets are invested into a variety of Brighthouse Funds Trust II index portfolios. The assets within the Base Sleeve maintain a broad target allocation of 40% Fixed Income and 35% Equity. The second segment (“the Overlay Sleeve”) contains the remaining 25% of the Portfolio’s assets. The Overlay Sleeve invests in equity derivatives, interest rate derivatives, and cash and money market instruments. Equity derivatives are used to keep the Portfolio’s volatility within a desired range by changing the total equity exposure, while interest rate derivatives are used to increase duration exposure, and the cash and money market instruments serve as the collateral for the derivative instruments.

The Portfolio uses a target equity contribution to volatility of 10% that may fluctuate within an 8% to 12% band, with a maximum equity allocation of 73%. Early in 2022, we managed through large changes in the realized volatility measures that drive our strategy. The Portfolio began the year in a period of moderate realized volatility, with the equity allocation near 70%. As volatility rose and equities sold off in the early months of the year, the Portfolio decreased equity allocations in February. In March, continued market volatility drove the equity contribution to volatility above the 12% constraint and we reduced equity exposures again. Following the de-risk in March, the Portfolio equity allocation remained around 45%. After a few brief weeks of lower volatility, the volatility rose again and the Portfolio de-risked once again, this time to 36%. For the remainder of the period, realized equity volatility remained stable and the Portfolio remained near 36% equity allocation. The Portfolio ended the period with an equity allocation at 35.6% and equity contribution to volatility at 9.6%.

The equity derivatives boosted the Portfolio returns during the first half of 2022. Being underweight equity during the equity sell off drove outperformance versus the benchmark. The Portfolio uses interest rate derivatives to add duration relative to the benchmark, which were a negative contributor to the Portfolio as rates rose during the period.

The Portfolio held a significant amount of equity and interest rate derivatives to manage market exposure. Equity futures were used to change the Portfolio’s equity exposure by either buying or selling the contracts. The contracts used in the Portfolio were meant to capture a broad market exposure. The Portfolio uses S&P 500 e-mini, S&P 400 e-mini, and Russell 2000 mini contracts listed on the Chicago Mercantile Exchange to capture the exposure in the U.S. large cap, mid cap, and small cap markets, respectively. In addition, the MSCI EAFE contract listed on the Intercontinental Exchange was used for exposure to world equity markets. Interest rate derivatives were used as an additional source of diversification and added exposure to interest rates. The increase in interest rates during the period caused the value of the swaps to decrease and contributed a -3.9% loss to the Portfolio.

As of June 30, 2022, the allocation of the Portfolio was 35.6% in Equity and 41.6% in Fixed Income. The equity allocation was invested in a variety of U.S. and foreign equity indices. The allocation was as follows: 16.6% invested in the S&P 500, representing U.S.

BHFTI-1

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Managed By MetLife Investment Management, LLC

Portfolio Manager Commentary*—(Continued)

Large Cap; 4.8% invested in the S&P 400, representing U.S. Mid Cap; 3.0% in the Russell 2000, representing U.S. Small Cap; and 11.2% in MSCI EAFE, representing foreign equity. The fixed income exposure was invested in an index portfolio that tracks the Bloomberg U.S. Aggregate Bond Index.

Base Sleeve

Investment Committee

Brighthouse Investment Advisers, LLC

Overlay Sleeve

Chris Johnson

Portfolio Manager

MetLife Investment Management, LLC

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The Dow Jones Moderate Portfolio Index is a member of the Dow Jones Relative Risk Index Series and is designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent an investor’s desired risk profile. The Dow Jones Moderate Portfolio Index level is set to 60% of the Dow Jones Global Stock CMAC Index’s downside risk over the past 36 months.

BHFTI-2

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

A $10,000 INVESTMENT COMPARED TO THE DOW JONES MODERATE PORTFOLIO INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2022

	6 Month	1 Year	5 Year	Since Inception[1]
MetLife Multi-Index Targeted Risk Portfolio
Class B	-18.86	-15.68	2.78	4.99
Dow Jones Moderate Portfolio Index	-15.76	-14.07	4.54	5.99

1 Inception date of the Class B shares is 11/5/2012. The since inception return of the index is based on the Portfolio’s inception date.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2022

Top Holdings

% of Net Assets
MetLife Aggregate Bond Index Portfolio (Class A)	41.6
MetLife Stock Index Portfolio (Class A)	15.8
MetLife MSCI EAFE Index Portfolio (Class A)	10.9
MetLife Mid Cap Stock Index Portfolio (Class A)	4.6
MetLife Russell 2000 Index Portfolio (Class A)	2.8

Exposure by Asset Class

% of Net Assets
Investment Grade Fixed Income	41.6
U.S. Large Cap Equities	16.6
International Developed Market Equities	11.2
U.S. Mid Cap Equities	4.8
U.S. Small Cap Equities	3.0

BHFTI-3

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2022 through June 30, 2022.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

MetLife Multi-Index Targeted Risk Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period** January 1, 2022 to June 30, 2022
Class B (a)	Actual	0.65%	$1,000.00	$811.40	$2.92
	Hypothetical*	0.65%	$1,000.00	$1,021.57	$3.26

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio reflects the expenses of both the Portfolio and the Underlying Portfolios in which it invests.

BHFTI-4

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Mutual Funds—75.7% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Affiliated Investment Companies—75.7%
MetLife Aggregate Bond Index Portfolio (Class A) (a)	60,246,555	$578,969,394
MetLife Mid Cap Stock Index Portfolio (Class A) (a)	4,426,817	64,498,721
MetLife MSCI EAFE Index Portfolio (Class A) (a)	12,408,631	151,261,210
MetLife Russell 2000 Index Portfolio (Class A) (a)	2,654,186	39,308,489
MetLife Stock Index Portfolio (Class A) (a)	4,308,150	220,189,562

Total Mutual Funds (Cost $1,153,252,261)		1,054,227,376

Short-Term Investments—24.1%

Discount Note—7.2%
Federal Home Loan Bank 1.534%, 08/08/22 (b)	100,000,000	99,820,150

Repurchase Agreement—0.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/22 at 0.350%, due on 07/01/22 with a maturity value of $799,371; collateralized by U.S. Treasury Note at 3.000%, maturing 06/30/24, with a market value of $815,407.	799,363	799,363

U.S. Treasury—16.8%
U.S. Treasury Bills
0.853%, 07/28/22 (b) (c) (d)	105,800,000	105,714,500
1.246%, 08/02/22 (b)	128,500,000	128,368,930

		234,083,430

Total Short-Term Investments (Cost $334,725,790)		334,702,943

Total Investments—99.8% (Cost $1,487,978,051)		1,388,930,319
Other assets and liabilities (net) —0.2%		2,621,797

Net Assets—100.0%		$1,391,552,116

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	A Portfolio of Brighthouse Funds Trust II. (See Note 7 of the Notes to Financial Statements for a summary of transactions in the securities of affiliated issuers.)
(b)	The rate shown represents current yield to maturity.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2022, the market value of securities pledged was $2,098,303.
(d)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of June 30, 2022, the market value of securities pledged was $21,132,908.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index Mini Futures	09/16/22	46	USD	4,270,180	$20,604
Russell 2000 Index E-Mini Futures	09/16/22	21	USD	1,793,400	(8,222)
S&P 500 Index E-Mini Futures	09/16/22	58	USD	10,989,550	104,165
S&P Midcap 400 Index E-Mini Futures	09/16/22	13	USD	2,948,400	(29,465)

Net Unrealized Appreciation					$87,082

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SOFR	Annually	1.570%	Annually	04/14/32	USD	69,000,000	$(7,209,051)	$20,171	$(7,229,221)
Pay	12M SOFR	Annually	1.840%	Annually	05/17/32	USD	69,000,000	(5,666,756)	(70,330)	(5,596,426)
Pay	12M SOFR	Annually	2.220%	Annually	06/23/32	USD	69,000,000	(3,442,272)	23,708	(3,465,980)
Pay	12M SOFR	Annually	2.520%	Annually	07/12/32	USD	69,000,000	(1,674,147)	85,640	(1,759,787)
Pay	12M SOFR	Annually	2.770%	Annually	08/10/32	USD	69,000,000	(231,060)	21,264	(252,325)
Pay	12M SOFR	Annually	3.230%	Annually	09/14/32	USD	69,000,000	2,474,643	(46,833)	2,521,476

Totals								$(15,748,643)	$33,620	$(15,782,263)

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(SOFR)—	Secured Overnight Financing Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$1,054,227,376	$—	$—	$1,054,227,376
Total Short-Term Investments*	—	334,702,943	—	334,702,943
Total Investments	$1,054,227,376	$334,702,943	$—	$1,388,930,319

Futures Contracts
Futures Contracts (Unrealized Appreciation)	$124,769	$—	$—	$124,769
Futures Contracts (Unrealized Depreciation)	(37,687)	—	—	(37,687)
Total Futures Contracts	$87,082	$—	$—	$87,082
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$2,521,476	$—	$2,521,476
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(18,303,739)	—	(18,303,739)
Total Centrally Cleared Swap Contracts	$—	$(15,782,263)	$—	$(15,782,263)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets
Investments at value (a)	$334,702,943
Affiliated investments at value (b)	1,054,227,376
Receivable for:
Affiliated investments sold	412,914
Variation margin on centrally cleared swap contracts	3,518,432

Total Assets	1,392,861,665
Liabilities
Payables for:
Fund shares redeemed	412,915
Variation margin on futures contracts	156,364
Accrued Expenses:
Management fees	194,743
Distribution and service fees	290,890
Deferred trustees’ fees	143,451
Other expenses	111,186

Total Liabilities	1,309,549

Net Assets	$1,391,552,116

Net Assets Consist of:
Paid in surplus	$1,616,846,302
Distributable earnings (Accumulated losses)	(225,294,186)

Net Assets	$1,391,552,116

Net Assets
Class B	$1,391,552,116
Capital Shares Outstanding*
Class B	146,782,954
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$9.48

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $334,725,790.
(b)	Identified cost of affiliated investments was $1,153,252,261.

Statement of Operations

Six Months Ended June 30, 2022 (Unaudited)

Investment Income
Dividends from affiliated investments	$26,844,231
Interest	576,597

Total investment income	27,420,828
Expenses
Management fees	1,295,121
Administration fees	24,837
Custodian and accounting fees	26,537
Distribution and service fees—Class B	1,957,644
Audit and tax services	23,121
Legal	20,427
Shareholder reporting	4,382
Insurance	1,652
Miscellaneous (a)	2,901

Total expenses	3,356,622

Net Investment Income	24,064,206

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	3,834
Affiliated investments	4,729,228
Futures contracts	(67,568,104)
Swap contracts	(47,039,361)
Capital gain distributions from affiliated investments	44,617,545

Net realized gain (loss)	(65,256,858)

Net change in unrealized appreciation (depreciation) on:
Investments	(23,911)
Affiliated investments	(270,639,895)
Futures contracts	(7,232,370)
Swap contracts	(16,414,720)

Net change in unrealized appreciation (depreciation)	(294,310,896)

Net realized and unrealized gain (loss)	(359,567,754)

Net Increase (Decrease) in Net Assets From Operations	$(335,503,548)

(a)	Includes $19,894 in Trustees’ fees and expenses and $21,639 in deferred Trustee compensation losses.

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$24,064,206	$20,491,839
Net realized gain (loss)	(65,256,858)	142,616,003
Net change in unrealized appreciation (depreciation)	(294,310,896)	9,673,027

Increase (decrease) in net assets from operations	(335,503,548)	172,780,869

From Distributions to Shareholders
Class B	(162,548,607)	(101,089,371)

Total distributions	(162,548,607)	(101,089,371)

Increase (decrease) in net assets from capital share transactions	70,667,073	(138,623,534)

Total increase (decrease) in net assets	(427,385,082)	(66,932,036)

Net Assets
Beginning of period	1,818,937,198	1,885,869,234

End of period	$1,391,552,116	$1,818,937,198

Other Information:
Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Value	Shares	Value
Class B
Sales	760,219	$8,877,460	1,321,024	$17,082,434
Reinvestments	17,329,276	162,548,607	7,978,640	101,089,371
Redemptions	(8,647,065)	(100,758,994)	(19,781,670)	(256,795,339)

Net increase (decrease)	9,442,430	$70,667,073	(10,482,006)	$(138,623,534)

Increase (decrease) derived from capital shares transactions		$70,667,073		$(138,623,534)

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Financial Highlights

Selected per share data
	Class B
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$13.24		$12.76	$13.47	$11.31	$13.26	$11.97

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.18		0.14	0.21	0.26	0.25	0.20
Net realized and unrealized gain (loss)	(2.69)		1.07	0.52	2.17	(1.13)	1.63

Total income (loss) from investment operations	(2.51)		1.21	0.73	2.43	(0.88)	1.83

Less Distributions
Distributions from net investment income	(0.20)		(0.24)	(0.29)	(0.27)	(0.23)	(0.19)
Distributions from net realized capital gains	(1.05)		(0.49)	(1.15)	0.00	(0.84)	(0.35)

Total distributions	(1.25)		(0.73)	(1.44)	(0.27)	(1.07)	(0.54)

Net Asset Value, End of Period	$9.48		$13.24	$12.76	$13.47	$11.31	$13.26

Total Return (%) (b)	(18.86	)(c)	9.72	6.56	21.71	(7.18)	15.54

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.43	(e)	0.43	0.43	0.43	0.43	0.43
Ratio of net investment income (loss) to average net assets (%) (f)	1.34	(e)	1.10	1.68	2.08	1.98	1.61
Portfolio turnover rate (%)	6	(c)	7	7	7	8	4
Net assets, end of period (in millions)	$1,391.6		$1,818.9	$1,885.9	$1,947.5	$1,756.9	$2,011.5

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(e)	Computed on an annualized basis.
(f)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Notes to Financial Statements—June 30, 2022 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-four series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is MetLife Multi-Index Targeted Risk Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class B shares are currently offered by the Portfolio.

The Portfolio invests approximately 75% of its assets (the “Base Portion”) in other Portfolios of the Brighthouse Funds Trust II (“Underlying Portfolios”) and approximately 25% of its assets (the “Overlay Portion”) in a portfolio of fixed income instruments that serve as collateral for derivative instruments, primarily stock index futures and interest rate swaps.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2022 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946- Financial Services- Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.

Investments in the Underlying Portfolios are valued at their closing daily NAV on the valuation date. Investments in the Underlying Portfolios are categorized as Level 1 within the fair value hierarchy. For information about the use of fair value pricing by the Underlying Portfolios, please refer to the prospectuses for such Underlying Portfolios.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from third-party pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

BHFTI-10

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including, but not limited to, the overnight index swap rate, London Interbank Offered Rate (“LIBOR”) forward rate or other interest rates, yield curves or credit spreads to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

In December 2020, the Securities and Exchange Commission adopted Rule 2a-5, Good Faith Determinations of Fair Value, under the 1940 Act, which is intended to address valuation practices and the role of the board of directors with respect to the fair value of the investments of a registered investment company. Among other things, Rule 2a-5 will permit the Portfolio’s Board to designate the Portfolio’s primary investment adviser to perform the Portfolio’s fair value determinations, which will be subject to the Board’s oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the investment adviser’s fair value determinations. Compliance with Rule 2a-5 will be required beginning in September 2022. The Portfolio’s valuation policies and related practices may be impacted as the Portfolio comes into compliance with Rule 2a-5.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Capital gains distributions received from the Underlying Portfolios are recorded as net realized gains in the Statement of Operations. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed. As of June 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying

BHFTI-11

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2022, the Portfolio had direct investments in repurchase agreement with a gross value of $799,363, which is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2022.

3. Investments in Derivative Instruments

Futures Contracts - The Portfolio may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign currency exchange rates in the normal course of pursuing its investment objective. During the period, the Portfolio’s investment in equity derivative instruments, consisting primarily of stock index futures, was used to increase or decrease the Portfolio’s overall equity exposure. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Statement of Operations. When the contract is closed or expires, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. If futures contracts are exchange-traded, the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default. For OTC futures, the Portfolio’s ability to terminate the positions may be more limited than in the case of exchange-traded positions and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

Swap Agreements - The Portfolio may enter into swap agreements in which the Portfolio and a counterparty agree to either make periodic net payments on a specified notional amount or net payment upon termination. Swap agreements are either privately negotiated in the OTC market (“OTC swaps”) or executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The Portfolio may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash may be paid or received, as applicable, by the Portfolio as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Portfolio as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is reflected on the Statement of Assets and Liabilities.

Centrally Cleared Swaps: Clearinghouses currently offer clearing derivative transactions which include interest rate and credit derivatives. In a cleared derivative transaction, a Portfolio typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Portfolio’s exposure to the credit risk of the original counterparty. The Portfolio typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Portfolio would be required to post in an uncleared derivative transaction.

Swap agreements are marked-to-market daily. The fair value of an OTC swap is reflected on the Statement of Assets and Liabilities. The changes in value, if any, are reflected as a component of net change in unrealized appreciation/depreciation on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities and as a component of unrealized appreciation/depreciation on the Statement of Operations. Upfront payments paid or received upon entering into the swap agreement compensate for differences between the stated terms of the swap agreement and prevailing market conditions (such as credit spreads, currency exchange rates, interest rates, and other relevant factors). Upon termination or maturity of the swap, upfront premiums are recorded as realized gains or losses on the Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

BHFTI-12

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

Swap transactions involve, to varying degrees, elements of interest rate, credit, and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Portfolio may enter into swap transactions with counterparties in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to cover the Portfolio’s exposure to the counterparty. Counterparty risk related to centrally cleared swaps is mitigated due to the protection against defaults provided by the exchange on which these contracts trade.

Interest Rate Swaps: The Portfolio may enter into interest rate swaps to manage its exposure to interest rates or to protect against currency fluctuations, to adjust its interest rate sensitivity (duration), to preserve a return or spread on a particular investment, or otherwise as a substitute for a direct investment in debt securities. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Other forms of interest rate swap agreements may include: (1) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; (2) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; (3) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels; and (4) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.

The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2022 by category of risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Unrealized appreciation on centrally cleared swap contracts (a)	$2,521,476	Unrealized depreciation on centrally cleared swap contracts (a)	$18,303,739
Equity	Unrealized appreciation on futures contracts (b)	124,769	Unrealized depreciation on futures contracts (b)	37,687

Total		$2,646,245		$18,341,426

(a)	Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Schedule of Investments. Only the variation margin is reported within the Statement of Assets and Liabilities.
(b)	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2022:

Statement of Operations Location-Net Realized Gain (Loss)	Interest Rate	Equity	Total
Futures contracts	$—	$(67,568,104)	$(67,568,104)
Swap contracts	(47,039,361)	—	(47,039,361)

	$(47,039,361)	$(67,568,104)	$(114,607,465)

Statement of Operations Location-Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Equity	Total
Futures contracts	$—	$(7,232,370)	$(7,232,370)
Swap contracts	(16,414,720)	—	(16,414,720)

	$(16,414,720)	$(7,232,370)	$(23,647,090)

BHFTI-13

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

For the six months ended June 30, 2022, the average notional par or face amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$239,524,250
Swap contracts	485,666,667

‡	Averages are based on activity levels during the period for which the amounts are outstanding.

4. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the COVID-19 pandemic. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The COVID-19 pandemic has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this pandemic, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. At this time, it is still not possible to estimate the severity or duration of the COVID-19 pandemic, including the severity, duration and frequency of any additional “waves” or emerging variants of COVID-19. It is also still not possible to estimate the duration or frequency of the utilization of any therapeutic treatments and vaccines for COVID-19 or variants thereof. It is likewise still not possible to predict or estimate the longer-term effects of the COVID-19 pandemic, or any actions taken to contain or address the pandemic, on the Portfolios, the financial markets, and economy at large. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

In late February 2022, Russian military forces invaded Ukraine, significantly amplifying already existing geopolitical tensions among Russia, Ukraine, Europe, NATO, and the West. Russia’s invasion, the responses of countries and political bodies to Russia’s actions, and the potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities such as oil and natural gas. Following Russia’s actions, various countries, including the U.S., Canada, the United Kingdom, Germany, and France, as well as the European Union, issued broad-ranging economic sanctions against Russia. Sanctions threatened or imposed by these jurisdictions, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or the Portfolio. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Portfolio. Sanctions, or the threat of new or modified sanctions, could impair the ability of the Portfolio to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Portfolio, even if the Portfolio does not have direct exposure to securities of Russian issuers.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements

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Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (e.g., futures contracts and exchange-traded options), while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options).

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency, which is segregated at a broker account registered with the Commodities Futures Trading Commission, or the applicable regulator. In a cleared derivative transaction, the Portfolio’s counterparty is a clearinghouse rather than a bank or broker. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, which is the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In 2017, the UK Financial Conduct Authority (FCA) announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. dollar LIBOR and the Sterling Overnight Interbank Average Rate for GBP LIBOR). Various financial industry groups have been planning for the transition away from LIBOR and markets are developing in response to these new rates, but there are concerns around liquidity of the new rates and obstacles to converting certain securities and transactions to new rates. Neither the effect of the transition process nor its ultimate success can yet be known. The transition away from and eventual elimination of LIBOR may adversely affect the interest rates on, and liquidity and value of, certain assets and liabilities of the Portfolio that are tied to LIBOR. These may include bank loans, floating rate securities, structured securities (including asset-backed and mortgage-backed securities), other debt securities, derivatives, and financing transactions tied to LIBOR, particularly insofar as the documentation governing such instruments does not include “fall back” provisions addressing the transition from LIBOR. The effect of any changes to, or discontinuation of, LIBOR on the Portfolio will vary depending on, among other things (1) existing fallback or termination provisions in individual contracts and (2) the extent to which industry participants adopt new reference rates and fallbacks for both legacy and new products and instruments. The Subadviser may have discretion to determine a successor or substitute reference rate, including any price or other adjustments to account for differences between the successor or substitute reference rate and previous rate. Such successor or substitute reference rate and any adjustments selected may negatively impact the Portfolio’s investments, performance or financial condition, and may expose the Portfolio to additional tax, accounting and regulatory risks. The transition away from LIBOR may affect the value, liquidity or return on certain Portfolio investments and may result in costs incurred in connection with closing out positions and entering into new trades, adversely impacting the Portfolio’s

BHFTI-15

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

overall financial condition or results of operations. It is difficult to predict the full impact of the transition away from LIBOR and the adoption of alternative reference rates on the Portfolio.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2022 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$72,755,278	$0	$110,830,096

6. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by the Adviser. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is responsible for managing the Base Portion of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into a subadvisory agreement with MetLife Investment Management, LLC (“MIM”) for investment subadvisory services in connection with the investment management of the Overlay Portion of the Portfolio.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by Brighthouse Investment Advisers (Overlay Portion managed by MIM) for the six months ended June 30, 2022	% per annum	Average Daily Net Assets of the Overlay Portion
$922,383	0.500%	First $250 million
	0.485%	$250 million to $500 million
	0.470%	$500 million to $1 billion
	0.450%	Over $1 billion

Management Fees earned by Brighthouse Investment Advisers (Base Portion managed by the Adviser) for the six months ended June 30, 2022	% per annum	Average Daily Net Assets of the Base Portion
$372,738	0.070%	First $500 million
	0.060%	$500 million to $1 billion
	0.050%	Over $1 billion

In addition to the above management fees paid to the Adviser, the Portfolio indirectly pays the Adviser a management fee through its investment in the Underlying Portfolios.

For providing subadvisory services to the Portfolio, the Adviser has agreed to pay MIM an investment subadvisory fee based upon annual rates applied to the Overlay Portion of the Portfolio’s average daily net assets as follows:

% per annum	Average Daily Net Assets
0.200%	First $250 million
0.185%	$250 million to $500 million
0.170%	$500 million to $1 billion
0.150%	Over $1 billion

Fees earned by MIM with respect to the Portfolio for the six months ended June 30, 2022 were $363,339.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

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Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2022 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. During the six months ended June 30, 2022, deferred compensation losses exceeded accrued Trustees’ fees and expenses. As such, changes in the value of participants’ deferral accounts in excess of the Trustees’ fees and expenses are reflected as a component of Miscellaneous expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

7. Transactions in Securities of Affiliated Issuers

The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolios’ net assets. Transactions in the Underlying Portfolios for the six months ended June 30, 2022 were as follows:

Security Description	Market Value December 31, 2021	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Ending Value as of June 30, 2022	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at June 30, 2022
MetLife Aggregate Bond Index Portfolio	$716,585,440	$16,512,634	$(65,084,023)	$(5,687,768)	$(83,356,889)	$578,969,394	$—	$16,512,634	60,246,555
MetLife Mid Cap Stock Index Portfolio	86,354,388	12,241,116	(5,698,086)	1,140,538	(29,539,235)	64,498,721	11,445,210	795,907	4,426,817
MetLife MSCI EAFE Index Portfolio	211,612,057	10,243,412	(22,521,938)	2,592,977	(50,665,298)	151,261,210	4,236,258	6,007,153	12,408,631
MetLife Russell 2000 Index Portfolio	51,279,436	9,398,111	(1,386,983)	188,025	(20,170,100)	39,308,489	7,641,670	462,939	2,654,186
MetLife Stock Index Portfolio	292,381,540	24,360,005	(16,139,066)	6,495,456	(86,908,373)	220,189,562	21,294,407	3,065,598	4,308,150

	$1,358,212,861	$72,755,278	$(110,830,096)	$4,729,228	$(270,639,895)	$1,054,227,376	$44,617,545	$26,844,231

8. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

BHFTI-17

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

9. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2022 was as follows:

Cost basis of investments	$1,549,528,300

Gross unrealized appreciation	9,211,586
Gross unrealized (depreciation)	(169,809,567)

Net unrealized appreciation (depreciation)	$(160,597,981)

The tax character of distributions paid for the years ended December 31, 2021 and 2020 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2021	2020	2021	2020	2021	2020
$75,643,216	$90,557,667	$25,446,155	$108,020,366	$101,089,371	$198,578,033

As of December 31, 2021, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation (Depreciation)	Accumulated Capital Losses	Total
$27,387,880	$134,614,224	$110,921,033	$—	$272,923,137

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2021, the Portfolio had no accumulated capital losses.

10. Recent Accounting Pronouncement

In January 2021, the FASB issued Accounting Standards Update No. 2021-01 (“ASU 2021-01”), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, as regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective through December 31, 2022, for all entities. The expedients and exceptions provided by the amendments do not apply to contract modifications and hedging relationships entered into or evaluated after December 31, 2022, except for hedging transactions as of December 31, 2022, that an entity has elected certain optional expedients for and that are retained through the end of the hedging relationship. Management expects that the adoption of the guidance will not have a material impact on the Portfolio’s financial statements.

BHFTI-18

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

For the period April 1, 2021 through March 31, 2022, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-19

Brighthouse Funds Trust I

MFS Research International Portfolio

Managed by Massachusetts Financial Services Company

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2022, the Class A, B and E shares of the MFS Research International Portfolio returned -20.43%, -20.57%, and -20.49%, respectively. The Portfolio’s benchmarks, the MSCI EAFE Index¹ and the MSCI All Country World (ex-U.S.) Index², returned -19.57% and -18.42%, respectively.

MARKET ENVIRONMENT / CONDITIONS

During the reporting period, markets continued to grapple with the strongest global inflationary pressures in decades along with signs of slowing economic growth. Intermittent COVID-19 flareups, particularly in China, where home-grown vaccines have proved less effective than elsewhere, have kept supply chains stretched for longer than expected. At the same time, the reopening of the economy in the parts of the world where the pandemic has been better contained has led to a shift in consumption patterns from goods to services, straining already tight labor markets in most developed economies. As a result of Russia’s invasion of Ukraine, geopolitical considerations, such as sanctions and trade bans, have resulted in additional supply chain tumult and soaring global energy prices. Taken together, these factors have contributed to significant upticks in market volatility.

The ripple effects from the Russian invasion further complicated the mission central banks must undertake to rein in surging inflation. Energy shocks have historically resulted in global growth slowdowns, if not pullbacks, so policymakers may find themselves in the difficult position of trying to restrain inflation without tipping economies into recession. Despite the challenging macroeconomic and geopolitical environment, policymakers remained focused on corralling inflation, although investors appeared to have expected varying degrees of action from the central banks. The U.S. Federal Reserve (the “Fed”) was expected to be the most hawkish developed market central bank and the European Central Bank less so, given the growth-deleting effects on Europe’s economy stemming from the invasion.

Against an environment of rising labor and raw materials prices, higher interest rates and waning fiscal and monetary stimulus, investor anxiety appeared to have increased over the potential that corporate profit margins may be past peak for this cycle. That said, tentative signs that a few supply chain bottlenecks (particularly semiconductors) may be easing, low levels of unemployment across developed markets and loosening COVID-19 restrictions were supportive factors for the macroeconomic backdrop.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The Portfolio underperformed its benchmarks, the MSCI EAFE Index and the MSCI All Country World (ex-U.S.) Index, in the first half of 2022.

Stock selection in the Materials, Industrials and Real Estate sectors detracted from performance relative to the MSCI EAFE Index. Within the Materials sector, overweight positions in specialty chemical products makers Croda International (U.K.) and Sika (Switzerland), and not owning shares of mining giant BHP Group (Australia), dampened relative returns. Within the Industrials sector, overweight positions in electrical distribution equipment manufacturer Schneider Electric (France) and electronic power tools manufacturer Techtronic Industries (Hong Kong) hindered relative results, while in the Real Estate sector an overweight position in real estate company Leg Immobilien (Germany) further weakened relative performance.

Elsewhere, holdings of software engineering solutions and technology services provider EPAM Systems, and not owning shares of global energy and petrochemicals company Shell (U.K.), biopharmaceutical company AstraZeneca (U.K.) and banking and financial services company HSBC (U.K.) further hindered relative performance.

Stock selection in the Information Technology (“IT”) and Consumer Staples sectors contributed to relative performance. Within the IT sector, an underweight position in lithography systems manufacturer for the semiconductor industry ASML (Netherlands) and not owning shares of industrial equipment manufacturer Keyence (Japan) boosted relative results. Within the Consumer Staples sector, an overweight position in tobacco distributor British American Tobacco (U.K.) supported relative results.

Stocks in other sectors that contributed to relative results included overweight positions in pharmaceutical company Novo Nordisk (Denmark), oil and gas company Galp Energia (Portugal), telecommunications company KDDI (Japan), commodity trading and mining company Glencore (U.K.) and petroleum exploration and production company Woodside Energy. Additionally, holdings of energy infrastructure services provider TC Energy (Canada) further aided relative returns.

During the reporting period, the Portfolio’s relative currency exposure, resulting primarily from differences between the Portfolio’s and the MSCI EAFE Index’s exposures to holdings of securities denominated in foreign currencies, was another contributor to relative performance. The Portfolio’s investment decisions are driven by the fundamentals of each individual opportunity and as such, it is common for the Portfolios to have different currency exposure than the benchmark.

The Portfolio’s cash and/or cash equivalents position during the period was also a contributor to relative performance. Under normal market conditions, the Portfolio strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when equity markets fell, as measured by MSCI EAFE Index, holding cash aided relative performance versus the benchmark, which has no cash position.

During the first half of 2022, we made a number of changes in individual holdings in the Portfolio.

BHFTI-1

Brighthouse Funds Trust I

MFS Research International Portfolio

Managed by Massachusetts Financial Services Company

Portfolio Manager Commentary*—(Continued)

In Financials, we initiated a position in London Stock Exchange (U.K.), where we believe the firm’s trading operations and data and analytics division (with the recent acquisition of Refinitiv) should generate recurring revenues and margin improvement. We also initiated a position in Barclays (U.K.) early in the year, providing additional exposure to rates and credit within the sector. Moreover, we initiated a position in United States-based Willis Towers Watson, the third largest global insurance broker and employee benefits manager, given the potential for margin improvement, current industry tailwinds, coupled with valuation discount and a relatively clean balance sheet. We exited banking firm Credit Suisse (Switzerland), as the revamped management team missed an opportunity to transform the firm’s culture after the Archegos and Greensill debacles last year. We also exited ING Groep (Netherlands) as we shifted to a more defensive stance within the sector as risks to the global economy increased following Russia’s invasion of Ukraine in late February 2022. We trimmed exposure to Aon after outperforming the broader market during the period and used the proceeds to fund a new position in Willis Towers Watson. Lastly, we trimmed HDFC (India) on concerns about emerging market and capital market risk.

In Energy, we initiated a position in Woodside Petroleum (Australia) in January 2022, where we favor its liquid natural gas positioning.

In Health Care, we initiated a position in Merck KGAA (Germany). We favor Merck’s Life Sciences business, accounting for about half of operating earnings, which sells differentiated lab production systems that are specifically approved by the U.S. Food and Drug Administration (“FDA”) for producing biologic drugs, an area of rapid innovation and growth.

For the six months ended June 30, 2022, the Portfolio maintained its sector neutral positioning across eight broad global sectors, relative to the MSCI EAFE Index. In terms of the Global Industry Classification Standard (“GICS”) sector framework, as of June 30, 2022, the Portfolio was overweight Communication Services, in particular Interactive Media & Services, where we owned a diversified mix of names that we believe are well positioned to benefit from an increased use of online services and gaming applications. The Portfolio was also overweight Materials, where we owned a diversified group of companies in chemical subindustries such as industrial gases, paints & coatings, and flavors and fragrances. Within IT, we were overweight to IT Services, where we favored several well positioned specialty service providers. The Portfolio was underweight Consumer Discretionary, where we avoided the auto manufacturers, based on our concerns about the capital intensity and overcapacity in the auto industry. Within Financials, we were most underweight to banks where we reduced credit exposure due to concerns around risks to the global economy.

Victoria Higley

Camille Humphries Lee

Portfolio Managers

Massachusetts Financial Services Company

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

2 The MSCI All Country World ex-U.S. Index is an unmanaged free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, excluding the U.S. The Index returns shown above were calculated with net dividends: they reflect the reinvestment of dividends after the deduction of the maximum possible withholding taxes.

BHFTI-2

Brighthouse Funds Trust I

MFS Research International Portfolio

A $10,000 INVESTMENT COMPARED TO THE MSCI EAFE INDEX & THE MSCI ALL COUNTRY WORLD (EX-U.S.) INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2022

	6 Month	1 Year	5 Year	10 Year
MFS Research International Portfolio
Class A	-20.43	-17.42	4.30	5.92
Class B	-20.57	-17.65	4.03	5.66
Class E	-20.49	-17.52	4.14	5.77
MSCI EAFE Index	-19.57	-17.77	2.20	5.40
MSCI All Country World (ex-U.S.) Index	-18.42	-19.42	2.50	4.83

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2022

Top Holdings

% of Net Assets
Roche Holding AG	3.6
Novo Nordisk A/S - Class B	3.6
Nestle S.A.	3.2
Linde plc	2.7
LVMH Moet Hennessy Louis Vuitton SE	2.3
Schneider Electric SE	2.2
AIA Group, Ltd.	1.7
Hitachi, Ltd.	1.7
British American Tobacco plc	1.6
London Stock Exchange Group plc	1.5

Top Countries

% of Net Assets
Japan	19.0
United Kingdom	14.5
Switzerland	14.1
France	7.7
Germany	7.3
United States	5.0
Hong Kong	4.3
Netherlands	4.2
China	4.1
Denmark	4.0

BHFTI-3

Brighthouse Funds Trust I

MFS Research International Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2022 through June 30, 2022.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

MFS Research International Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period** January 1, 2022 to June 30, 2022
Class A (a)	Actual	0.64%	$1,000.00	$795.70	$2.85
	Hypothetical*	0.64%	$1,000.00	$1,021.62	$3.21

Class B (a)	Actual	0.89%	$1,000.00	$794.30	$3.96
	Hypothetical*	0.89%	$1,000.00	$1,020.38	$4.46

Class E (a)	Actual	0.79%	$1,000.00	$795.10	$3.52
	Hypothetical*	0.79%	$1,000.00	$1,020.88	$3.96

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 5 of the Notes to Financial Statements.

BHFTI-4

Brighthouse Funds Trust I

MFS Research International Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—98.9% of Net Assets

Security Description	Shares	Value

Australia—3.4%
APA Group	831,940	$6,467,586
Aristocrat Leisure, Ltd.	265,090	6,295,756
Carsales.com, Ltd. (144A)	72,523	921,491
Carsales.com, Ltd.	301,696	3,833,407
Macquarie Group, Ltd.	121,266	13,782,312
Seek, Ltd.	262,061	3,802,823
Woodside Energy Group, Ltd.	719,619	15,758,966

		50,862,341

Canada—2.2%
Constellation Software, Inc.	10,189	15,125,741
Ritchie Bros Auctioneers, Inc.	105,594	6,870,337
TC Energy Corp. (a)	207,793	10,764,168

		32,760,246

China—4.1%
China Resources Gas Group, Ltd.	1,596,624	7,511,520
ESR Group, Ltd. (b)	3,027,400	8,193,294
NetEase, Inc. (ADR) (a)	213,652	19,946,551
Tencent Holdings, Ltd.	270,800	12,297,975
Yum China Holdings, Inc.	270,858	13,136,613

		61,085,953

Denmark—4.0%
Novo Nordisk A/S - Class B	482,734	53,579,307
Orsted A/S	58,862	6,154,929

		59,734,236

France—7.7%
BNP Paribas S.A.	414,536	19,737,278
Cie Generale des Etablissements Michelin SCA	93,678	2,575,880
Danone S.A.	181,829	10,218,585
Legrand S.A.	207,708	15,458,557
LVMH Moet Hennessy Louis Vuitton SE	54,668	33,737,436
Schneider Electric SE	275,571	32,646,398

		114,374,134

Germany—7.3%
Adidas AG	82,915	14,664,450
Bayer AG	207,059	12,302,102
Continental AG	76,837	5,354,535
E.ON SE	781,234	6,554,529
GEA Group AG	372,167	12,825,199
Grand City Properties S.A. (a)	608,362	8,213,272
LEG Immobilien SE (a)	181,496	15,046,492
Merck KGaA	43,654	7,367,871
MTU Aero Engines AG	61,400	11,176,788
Symrise AG	139,771	15,211,223

		108,716,461

Greece—0.5%
Hellenic Telecommunications Organization S.A.	414,035	7,216,398

Hong Kong—4.3%
AIA Group, Ltd.	2,309,228	25,364,909
CLP Holdings, Ltd.	936,500	7,774,699

Hong Kong—(Continued)
Hong Kong Exchanges & Clearing, Ltd.	357,900	17,865,706
Techtronic Industries Co., Ltd.	1,204,000	12,587,274

		63,592,588

India—0.8%
HDFC Bank, Ltd.	699,967	11,940,143

Ireland—0.7%
Flutter Entertainment plc (b)	51,144	5,138,399
Ryanair Holdings plc (ADR) (b)	87,701	5,897,892

		11,036,291

Italy—1.1%
Eni S.p.A.	1,361,095	16,169,514

Japan—18.9%
Bridgestone Corp. (a)	235,500	8,597,394
Daikin Industries, Ltd.	125,200	20,094,061
Fujitsu, Ltd.	115,700	14,482,417
Hitachi, Ltd.	525,600	24,903,570
Idemitsu Kosan Co., Ltd.	392,900	9,437,833
Kansai Paint Co., Ltd.	359,800	4,592,539
Kao Corp.	215,500	8,696,857
KDDI Corp. (a)	536,800	16,974,479
Kirin Holdings Co., Ltd. (a)	587,400	9,257,562
Koito Manufacturing Co., Ltd.	288,200	9,155,437
Kubota Corp. (a)	927,300	13,869,029
Kyocera Corp.	178,000	9,527,703
Kyowa Kirin Co., Ltd.	772,200	17,370,125
Mitsubishi UFJ Financial Group, Inc.	1,270,800	6,799,408
Nitto Denko Corp.	201,100	13,026,178
Nomura Research Institute, Ltd.	503,100	13,398,304
Persol Holdings Co., Ltd.	286,600	5,216,578
Santen Pharmaceutical Co., Ltd.	1,198,100	9,401,782
Secom Co., Ltd.	69,900	4,320,867
SMC Corp.	40,700	18,161,819
SoftBank Group Corp.	222,700	8,606,536
Sugi Holdings Co., Ltd.	86,200	3,778,383
Terumo Corp.	310,300	9,357,133
Toyota Industries Corp.	202,900	12,576,777
Yamaha Corp.	173,300	7,133,221
ZOZO, Inc.	244,500	4,410,728

		283,146,720

Netherlands—4.2%
Akzo Nobel NV	172,317	11,384,754
ASML Holding NV	10,993	5,305,529
Euronext NV	240,488	19,703,969
Koninklijke Philips NV	489,096	10,612,135
NXP Semiconductors NV	58,261	8,624,376
Wolters Kluwer NV	69,837	6,793,854

		62,424,617

Portugal—1.1%
Galp Energia SGPS S.A.	1,446,706	16,958,356

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

MFS Research International Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—98.9% of Net Assets—(Continued)

Security Description	Shares	Value

South Korea—1.2%
NAVER Corp.	38,056	$7,060,464
Samsung Electronics Co., Ltd.	258,414	11,319,737

		18,380,201

Spain—2.5%
Amadeus IT Group S.A. (b)	230,759	12,965,040
Cellnex Telecom S.A.	225,113	8,769,580
Iberdrola S.A. (a)	1,543,634	16,017,993

		37,752,613

Switzerland—14.1%
Cie Financiere Richemont S.A. - Class A	143,212	15,251,514
Glencore plc (b)	3,445,430	18,670,335
Julius Baer Group, Ltd.	232,331	10,733,734
Nestle S.A.	413,005	48,454,230
Roche Holding AG	162,868	54,369,842
Schindler Holding AG (Participation Certificate)	60,361	11,018,975
Sika AG	59,254	13,669,615
UBS Group AG	1,288,442	20,798,218
Zurich Insurance Group AG	39,988	17,404,933

		210,371,396

Taiwan—0.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	780,468	12,430,221

Thailand—0.5%
Advanced Info Service PCL (NVDR)	1,245,100	6,849,723

United Kingdom—14.5%
Barclays plc	6,902,649	12,922,832
Beazley plc	1,313,547	8,039,412
British American Tobacco plc	560,012	24,000,710
Burberry Group plc	214,310	4,287,298
ConvaTec Group plc	3,141,910	8,624,948
Croda International plc	189,221	14,922,060
Diageo plc	512,312	22,102,070
Hiscox, Ltd.	611,373	7,016,938
Linde plc (a)	138,439	39,743,925
London Stock Exchange Group plc	242,793	22,569,836
NatWest Group plc	7,696,531	20,474,015
Ocado Group plc (b)	267,438	2,543,451
Reckitt Benckiser Group plc	219,510	16,487,622
Weir Group plc (The)	409,974	6,802,956
Whitbread plc	195,731	5,913,206

		216,451,279

United States—5.0%
Aon plc - Class A	80,256	21,643,438
Cadence Design Systems, Inc. (b)	80,898	12,137,127
QIAGEN NV (b)	415,332	19,505,160
Visa, Inc. - Class A (a)	73,598	14,490,710

United States—(Continued)
Willis Towers Watson plc	37,647	7,431,142

		75,207,577

Total Common Stocks (Cost $1,379,945,958)		1,477,461,008

Warrants—0.0%

Switzerland—0.0%
Cie Financiere Richemont S.A. Expires 11/22/23 (b) (Cost $0)	298,538	162,614

Short-Term Investment—0.9%

Repurchase Agreement—0.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/22 at 0.350%, due on 07/01/22 with a maturity value of $12,694,961; collateralized by U.S. Treasury Note at 3.000%, maturing 06/30/24, with a market value of $12,948,818.	12,694,837	12,694,837

Total Short-Term Investments (Cost $12,694,837)		12,694,837

Securities Lending Reinvestments (c)—4.2%

Commercial Paper—0.1%
Liberty Street Funding LLC 1.550%, 07/01/22	2,000,000	1,999,904

Repurchase Agreements—2.4%
Cantor Fitzgerald & Co. Repurchase Agreement dated 06/30/22 at 1.550%, due on 07/01/22 with a maturity value of $5,000,215; collateralized by U.S. Government Agency Obligations with rates ranging from 0.295% - 8.000%, maturity dates ranging from 09/15/22 - 02/20/72, and an aggregate market value of $5,100,000.	5,000,000	5,000,000
National Bank Financial, Inc. Repurchase Agreement dated 06/30/22 at 1.570%, due on 07/01/22 with a maturity value of $5,000,218; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.375%, maturity dates ranging from 09/22/22 - 11/15/48, and an aggregate market value of $5,107,017.	5,000,000	5,000,000
National Bank of Canada Repurchase Agreement dated 06/30/22 at 1.570%, due on 07/07/22 with a maturity value of $1,000,305; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.375%, maturity dates ranging from 07/31/22 - 08/15/51, and an aggregate market value of $1,021,403.	1,000,000	1,000,000

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

MFS Research International Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
National Bank of Canada Repurchase Agreement dated 06/30/22 at 1.700%, due on 07/07/22 with a maturity value of $250,083; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.000%, maturity dates ranging from 11/03/22 - 02/15/51, and various Common Stock with an aggregate market value of $275,702.	250,000	$250,000
Natwest Markets Securities, Inc. Repurchase Agreement dated 06/30/22 at 1.480%, due on 07/01/22 with a maturity value of $8,760,439; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 07/05/22 - 11/15/49, and an aggregate market value of $8,935,648.	8,760,079	8,760,079
Societe Generale Repurchase Agreement dated 06/30/22 at 1.500%, due on 07/01/22 with a maturity value of $2,500,104; collateralized by U.S. Treasury Obligations with rates ranging from 0.375% - 3.000%, maturity dates ranging from 10/31/22 - 08/15/48, and an aggregate market value of $2,550,956.	2,500,000	2,500,000
Repurchase Agreement dated 06/30/22 at 1.500%, due on 07/01/22 with a maturity value of $300,013; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 01/31/23 - 02/15/32, and an aggregate market value of $306,115.	300,000	300,000
Repurchase Agreement dated 06/30/22 at 1.600%, due on 07/01/22 with a maturity value of $400,018; collateralized by various Common Stock with an aggregate market value of $444,549.	400,000	400,000
Repurchase Agreement dated 06/30/22 at 1.620%, due on 07/01/22 with a maturity value of $900,041; collateralized by various Common Stock with an aggregate market value of $1,000,235.	900,000	900,000
Repurchase Agreement dated 06/30/22 at 1.660%, due on 07/01/22 with a maturity value of $4,750,219; collateralized by various Common Stock with an aggregate market value of $5,281,173.	4,750,000	4,750,000
Repurchase Agreement dated 06/30/22 at 1.670%, due on 07/07/22 with a maturity value of $700,227; collateralized by various Common Stock with an aggregate market value of $778,278.	700,000	700,000
TD Prime Services LLC Repurchase Agreement dated 06/30/22 at 1.650%, due on 07/01/22 with a maturity value of $6,000,275; collateralized by various Common Stock with an aggregate market value of $6,628,577.	6,000,000	6,000,000

		35,560,079

Time Deposit—0.2%
Credit Agricole Corp. & Investment Bank (NY) 1.560%, 07/01/22	3,000,000	3,000,000

Mutual Funds—1.5%
BlackRock Liquidity Funds FedFund, Institutional Shares 1.320% (d)	5,000,000	5,000,000

Mutual Funds—(Continued)
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 1.390% (d)	10,000,000	10,000,000
STIT-Government & Agency Portfolio, Institutional Class 1.380% (d)	7,000,000	7,000,000

		22,000,000

Total Securities Lending Reinvestments (Cost $62,560,079)		62,559,983

Total Investments—104.0% (Cost $1,455,200,874)		1,552,878,442
Other assets and liabilities (net)—(4.0)%		(59,266,255)

Net Assets—100.0%		$1,493,612,187

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of June 30, 2022, the market value of securities loaned was $85,068,323 and the collateral received consisted of cash in the amount of $62,559,993 and non-cash collateral with a value of $27,749,282. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2022.
(d)	The rate shown represents the annualized seven-day yield as of June 30, 2022.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2022, the market value of 144A securities was $28,818,754, which is 1.9% of net assets.

Ten Largest Industries as of June 30, 2022 (Unaudited)	% of Net Assets
Pharmaceuticals	10.3
Chemicals	7.5
Capital Markets	7.1
Machinery	5.9
Insurance	5.8
Banks	4.8
Oil, Gas & Consumable Fuels	4.6
Textiles, Apparel & Luxury Goods	4.6
Food Products	3.9
IT Services	3.7

Glossary of Abbreviations

Other Abbreviations

(ADR)—	American Depositary Receipt
(NVDR)—	Non-Voting Depository Receipts

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

MFS Research International Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$50,862,341	$—	$50,862,341
Canada	32,760,246	—	—	32,760,246
China	33,083,164	28,002,789	—	61,085,953
Denmark	—	59,734,236	—	59,734,236
France	—	114,374,134	—	114,374,134
Germany	—	108,716,461	—	108,716,461
Greece	—	7,216,398	—	7,216,398
Hong Kong	—	63,592,588	—	63,592,588
India	—	11,940,143	—	11,940,143
Ireland	5,897,892	5,138,399	—	11,036,291
Italy	—	16,169,514	—	16,169,514
Japan	—	283,146,720	—	283,146,720
Netherlands	8,624,376	53,800,241	—	62,424,617
Portugal	—	16,958,356	—	16,958,356
South Korea	—	18,380,201	—	18,380,201
Spain	—	37,752,613	—	37,752,613
Switzerland	—	210,371,396	—	210,371,396
Taiwan	—	12,430,221	—	12,430,221
Thailand	6,849,723	—	—	6,849,723
United Kingdom	—	216,451,279	—	216,451,279
United States	55,702,417	19,505,160	—	75,207,577
Total Common Stocks	142,917,818	1,334,543,190	—	1,477,461,008
Total Warrants*	162,614	—	—	162,614
Total Short-Term Investment*	—	12,694,837	—	12,694,837
Securities Lending Reinvestments
Commercial Paper	—	1,999,904	—	1,999,904
Repurchase Agreements	—	35,560,079	—	35,560,079
Time Deposit	—	3,000,000	—	3,000,000
Mutual Funds	22,000,000	—	—	22,000,000
Total Securities Lending Reinvestments	22,000,000	40,559,983	—	62,559,983
Total Investments	$165,080,432	$1,387,798,010	$—	$1,552,878,442

Collateral for Securities Loaned (Liability)	$—	$(62,559,993)	$—	$(62,559,993)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

MFS Research International Portfolio

Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets
Investments at value (a) (b)	$1,552,878,442
Cash denominated in foreign currencies (c)	393,053
Receivable for:
Investments sold	1,025,846
Fund shares sold	380,721
Dividends and interest	7,329,581

Total Assets	1,562,007,643
Liabilities
Collateral for securities loaned	62,559,993
Payables for:
Investments purchased	3,479,083
Fund shares redeemed	442,826
Foreign taxes	262,533
Accrued Expenses:
Management fees	751,150
Distribution and service fees	100,287
Deferred trustees’ fees	167,433
Other expenses	632,151

Total Liabilities	68,395,456

Net Assets	$1,493,612,187

Net Assets Consist of:
Paid in surplus	$1,345,844,935
Distributable earnings (Accumulated losses) (d)	147,767,252

Net Assets	$1,493,612,187

Net Assets
Class A	$1,017,269,431
Class B	471,053,233
Class E	5,289,523
Capital Shares Outstanding*
Class A	95,284,417
Class B	44,568,802
Class E	497,218
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$10.68
Class B	10.57
Class E	10.64

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,455,200,874.
(b)	Includes securities loaned at value of $85,068,323.
(c)	Identified cost of cash denominated in foreign currencies was $385,783.
(d)	Includes foreign capital gains tax of $262,533.

Statement of Operations

Six Months Ended June 30, 2022 (Unaudited)

Investment Income
Dividends (a)	$23,012,217
Non-cash dividends	1,803,634
Interest	2,073
Securities lending income	115,058

Total investment income	24,932,982
Expenses
Management fees	5,892,320
Administration fees	36,438
Custodian and accounting fees	245,323
Distribution and service fees—Class B	665,046
Distribution and service fees—Class E	4,555
Audit and tax services	25,242
Legal	20,427
Shareholder reporting	33,533
Insurance	6,929
Miscellaneous (b)	25,331

Total expenses	6,955,144
Less management fee waiver	(884,422)

Net expenses	6,070,722

Net Investment Income	18,862,260

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (c)	43,546,634
Foreign currency transactions	(486,024)

Net realized gain (loss)	43,060,610

Net change in unrealized appreciation (depreciation) on:
Investments (d)	(452,729,504)
Foreign currency transactions	(327,854)

Net change in unrealized appreciation (depreciation)	(453,057,358)

Net realized and unrealized gain (loss)	(409,996,748)

Net Increase (Decrease) in Net Assets From Operations	$(391,134,488)

(a)	Net of foreign withholding taxes of $2,585,121.
(b)	Includes $19,894 in Trustees’ fees and expenses and $21,639 in deferred Trustee compensation losses.
(c)	Net of foreign capital gains tax of $409,565.
(d)	Includes change in foreign capital gains tax of $723,361.

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

MFS Research International Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$18,862,260	$23,893,494
Net realized gain (loss)	43,060,610	113,356,588
Net change in unrealized appreciation (depreciation)	(453,057,358)	79,126,458

Increase (decrease) in net assets from operations	(391,134,488)	216,376,540

From Distributions to Shareholders
Class A	(95,978,836)	(61,360,182)
Class B	(43,478,592)	(27,963,749)
Class E	(491,598)	(336,131)

Total distributions	(139,949,026)	(89,660,062)

Increase (decrease) in net assets from capital share transactions	83,879,535	(62,364,266)

Total increase (decrease) in net assets	(447,203,979)	64,352,212

Net Assets
Beginning of period	1,940,816,166	1,876,463,954

End of period	$1,493,612,187	$1,940,816,166

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Value	Shares	Value
Class A
Sales	388,192	$5,053,694	2,176,844	$32,228,549
Reinvestments	8,944,905	95,978,836	4,228,820	61,360,182
Redemptions	(3,158,894)	(41,801,977)	(8,664,650)	(126,054,324)

Net increase (decrease)	6,174,203	$59,230,553	(2,258,986)	$(32,465,593)

Class B
Sales	986,117	$12,632,447	2,506,744	$36,035,202
Reinvestments	4,094,029	43,478,592	1,945,981	27,963,749
Redemptions	(2,437,291)	(31,544,464)	(6,464,149)	(93,173,934)

Net increase (decrease)	2,642,855	$24,566,575	(2,011,424)	$(29,174,983)

Class E
Sales	3,190	$43,078	11,370	$161,444
Reinvestments	45,987	491,598	23,246	336,131
Redemptions	(34,753)	(452,269)	(84,035)	(1,221,265)

Net increase (decrease)	14,424	$82,407	(49,419)	$(723,690)

Increase (decrease) derived from capital shares transactions		$83,879,535		$(62,364,266)

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

MFS Research International Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$14.81		$13.86	$13.03	$10.79	$12.79	$10.15

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.15		0.19	0.17	0.28	0.23	0.20
Net realized and unrealized gain (loss)	(3.17)		1.46	1.39	2.73	(1.95)	2.67

Total income (loss) from investment operations	(3.02)		1.65	1.56	3.01	(1.72)	2.87

Less Distributions
Distributions from net investment income	(0.26)		(0.17)	(0.31)	(0.20)	(0.28)	(0.23)
Distributions from net realized capital gains	(0.85)		(0.53)	(0.42)	(0.57)	0.00	0.00

Total distributions	(1.11)		(0.70)	(0.73)	(0.77)	(0.28)	(0.23)

Net Asset Value, End of Period	$10.68		$14.81	$13.86	$13.03	$10.79	$12.79

Total Return (%) (b)	(20.43	)(c)	11.98	13.28	28.69	(13.81)	28.51

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.75	(d)	0.74	0.75	0.74	0.75	0.74
Net ratio of expenses to average net assets (%) (e)	0.64	(d)	0.64	0.64	0.64	0.65	0.68
Ratio of net investment income (loss) to average net assets (%)	2.32	(d)	1.31	1.36	2.32	1.83	1.75
Portfolio turnover rate (%)	12	(c)	18	26	15	21	27
Net assets, end of period (in millions)	$1,017.3		$1,319.7	$1,266.4	$1,211.1	$1,075.1	$1,343.7

	Class B
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$14.65		$13.72	$12.90	$10.69	$12.67	$10.06

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.13		0.15	0.13	0.25	0.20	0.17
Net realized and unrealized gain (loss)	(3.14)		1.45	1.38	2.69	(1.94)	2.64

Total income (loss) from investment operations	(3.01)		1.60	1.51	2.94	(1.74)	2.81

Less Distributions
Distributions from net investment income	(0.22)		(0.14)	(0.27)	(0.16)	(0.24)	(0.20)
Distributions from net realized capital gains	(0.85)		(0.53)	(0.42)	(0.57)	0.00	0.00

Total distributions	(1.07)		(0.67)	(0.69)	(0.73)	(0.24)	(0.20)

Net Asset Value, End of Period	$10.57		$14.65	$13.72	$12.90	$10.69	$12.67

Total Return (%) (b)	(20.57	)(c)	11.71	13.02	28.31	(14.00)	28.15

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.00	(d)	0.99	1.00	0.99	1.00	0.99
Net ratio of expenses to average net assets (%) (e)	0.89	(d)	0.89	0.89	0.89	0.90	0.93
Ratio of net investment income (loss) to average net assets (%)	2.07	(d)	1.07	1.11	2.07	1.59	1.49
Portfolio turnover rate (%)	12	(c)	18	26	15	21	27
Net assets, end of period (in millions)	$471.1		$614.0	$602.7	$580.0	$515.4	$662.7

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

MFS Research International Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$14.74		$13.80	$12.98	$10.75	$12.74	$10.11

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.14		0.17	0.15	0.26	0.21	0.18
Net realized and unrealized gain (loss)	(3.15)		1.45	1.38	2.72	(1.94)	2.66

Total income (loss) from investment operations	(3.01)		1.62	1.53	2.98	(1.73)	2.84

Less Distributions
Distributions from net investment income	(0.24)		(0.15)	(0.29)	(0.18)	(0.26)	(0.21)
Distributions from net realized capital gains	(0.85)		(0.53)	(0.42)	(0.57)	0.00	0.00

Total distributions	(1.09)		(0.68)	(0.71)	(0.75)	(0.26)	(0.21)

Net Asset Value, End of Period	$10.64		$14.74	$13.80	$12.98	$10.75	$12.74

Total Return (%) (b)	(20.49	)(c)	11.80	13.06	28.47	(13.91)	28.35

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.90	(d)	0.89	0.90	0.89	0.90	0.89
Net ratio of expenses to average net assets (%) (e)	0.79	(d)	0.79	0.79	0.79	0.80	0.83
Ratio of net investment income (loss) to average net assets (%)	2.15	(d)	1.19	1.22	2.16	1.71	1.58
Portfolio turnover rate (%)	12	(c)	18	26	15	21	27
Net assets, end of period (in millions)	$5.3		$7.1	$7.3	$7.8	$6.6	$8.8

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

MFS Research International Portfolio

Notes to Financial Statements—June 30, 2022 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-four series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is MFS Research International Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A, B and E shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2022 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued in reference to similar instruments traded on active markets are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from third-party pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost

BHFTI-13

Brighthouse Funds Trust I

MFS Research International Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

In December 2020, the Securities and Exchange Commission adopted Rule 2a-5, Good Faith Determinations of Fair Value, under the 1940 Act, which is intended to address valuation practices and the role of the board of directors with respect to the fair value of the investments of a registered investment company. Among other things, Rule 2a-5 will permit the Portfolio’s Board to designate the Portfolio’s primary investment adviser to perform the Portfolio’s fair value determinations, which will be subject to the Board’s oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the investment adviser’s fair value determinations. Compliance with Rule 2a-5 will be required beginning in September 2022. The Portfolio’s valuation policies and related practices may be impacted as the Portfolio comes into compliance with Rule 2a-5.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

In consideration of recent decisions rendered by European courts, the Portfolio has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (“EU”) countries. These filings are subject to various administrative and judicial

BHFTI-14

Brighthouse Funds Trust I

MFS Research International Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

proceedings within these countries. During the six months ended June 30, 2022, the Portfolio received EU tax reclaim payments in the amount of $78,872 that were not previously accrued for due to uncertainty of collectability. Such amount is included in dividends on the Statement of Operations. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed. As of June 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2022, the Portfolio had direct investments in repurchase agreements with a gross value of $12,694,837. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $35,560,079. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2022.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur, any interest earned, and any dividends declared during the term of the loan, would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio generally receives cash, U.S. Government securities, letters of credit, or other collateral deemed appropriate by the Adviser. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, including repurchase agreements with respect to equity securities, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. The value of the securities on loan may change each business day. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2022 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2022 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2022.

BHFTI-15

Brighthouse Funds Trust I

MFS Research International Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

All securities on loan are classified as Common Stocks in the Portfolio’s Schedule of Investments as of June 30, 2022. For all securities on loan, the remaining contractual maturity of the agreements is overnight and continuous.

3. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the COVID-19 pandemic. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The COVID-19 pandemic has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this pandemic, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. At this time, it is still not possible to estimate the severity or duration of the COVID-19 pandemic, including the severity, duration and frequency of any additional “waves” or emerging variants of COVID-19. It is also still not possible to estimate the duration or frequency of the utilization of any therapeutic treatments and vaccines for COVID-19 or variants thereof. It is likewise still not possible to predict or estimate the longer-term effects of the COVID-19 pandemic, or any actions taken to contain or address the pandemic, on the Portfolios, the financial markets, and economy at large. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

In late February 2022, Russian military forces invaded Ukraine, significantly amplifying already existing geopolitical tensions among Russia, Ukraine, Europe, NATO, and the West. Russia’s invasion, the responses of countries and political bodies to Russia’s actions, and the potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities such as oil and natural gas. Following Russia’s actions, various countries, including the U.S., Canada, the United Kingdom, Germany, and France, as well as the European Union, issued broad-ranging economic sanctions against Russia. Sanctions threatened or imposed by these jurisdictions, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or the Portfolio. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Portfolio. Sanctions, or the threat of new or modified sanctions, could impair the ability of the Portfolio to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Portfolio, even if the Portfolio does not have direct exposure to securities of Russian issuers.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing

BHFTI-16

Brighthouse Funds Trust I

MFS Research International Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Foreign Investment Risk: The investments by the Portfolio in foreign securities, whether direct or indirect, involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation, unexpected market closures or other political, social or economic developments, such as the imposition of economic sanctions against one or more countries, organizations, entities and/or individuals, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, which is the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In 2017, the UK Financial Conduct Authority (FCA) announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. dollar LIBOR and the Sterling Overnight Interbank Average Rate for GBP LIBOR). Various financial industry groups have been planning for the transition away from LIBOR and markets are developing in response to these new rates, but there are concerns around liquidity of the new rates and obstacles to converting certain securities and transactions to new rates. Neither the effect of the transition process nor its ultimate success can yet be known. The transition away from and eventual elimination of LIBOR may adversely affect the interest rates on, and liquidity and value of, certain assets and liabilities of the Portfolio that are tied to LIBOR. These may include bank loans, floating rate securities, structured securities (including asset-backed and mortgage-backed securities), other debt securities, derivatives, and financing transactions tied to LIBOR, particularly insofar as the documentation governing such instruments does not include “fall back” provisions addressing the transition from LIBOR. The effect of any changes to, or discontinuation of, LIBOR on the Portfolio will vary depending on, among other things (1) existing fallback or termination provisions in individual contracts and (2) the extent to which industry participants adopt new reference rates and fallbacks for both legacy and new products and instruments. The Subadviser may have discretion to determine a successor or substitute reference rate, including any price or other adjustments to account for differences between the successor or substitute reference rate and previous rate. Such successor or substitute reference rate and any adjustments selected may negatively impact the Portfolio’s investments, performance or financial condition, and may expose the Portfolio to additional tax, accounting and regulatory risks. The transition away from LIBOR may affect the value, liquidity or return on certain Portfolio investments and may result in costs incurred in connection with closing out positions and entering into new trades, adversely impacting the Portfolio’s overall financial condition or results of operations. It is difficult to predict the full impact of the transition away from LIBOR and the adoption of alternative reference rates on the Portfolio.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

BHFTI-17

Brighthouse Funds Trust I

MFS Research International Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2022 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$201,530,861	$0	$245,200,524

The Portfolio engaged in security transactions with other accounts managed by Massachusetts Financial Services Company, the subadviser to the Portfolio, that amounted to $157,557 in purchases, which are included above.

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2022	% per annum	Average daily net assets
$5,892,320	0.800%	First $200 million
	0.750%	$200 million to $500 million
	0.700%	$500 million to $1 billion
	0.650%	Over $1 billion

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. Massachusetts Financial Services Company is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, the Adviser has agreed, for the period April 29, 2022 to April 30, 2023, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.205%	First $200 million
0.155%	$200 million to $500 million
0.105%	$500 million to $1 billion
0.055%	$1 billion to $2.5 billion
0.075%	Over $2.5 billion

An identical agreement was in place for the period April 30, 2021 to April 29, 2022. Amounts waived for the six months ended June 30, 2022 are shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E

BHFTI-18

Brighthouse Funds Trust I

MFS Research International Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2022 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. During the six months ended June 30, 2022, deferred compensation losses exceeded accrued Trustees’ fees and expenses. As such, changes in the value of participants’ deferral accounts in excess of the Trustees’ fees and expenses are reflected as a component of Miscellaneous expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

7. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2022 was as follows:

Cost basis of investments	$1,465,860,520

Gross unrealized appreciation	249,103,262
Gross unrealized (depreciation)	(162,085,340)

Net unrealized appreciation (depreciation)	$87,017,922

The tax character of distributions paid for the years ended December 31, 2021 and 2020 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2021	2020	2021	2020	2021	2020
$21,004,115	$40,307,014	$68,655,947	$57,661,868	$89,660,062	$97,968,882

As of December 31, 2021, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation (Depreciation)	Accumulated Capital Losses	Total
$41,207,423	$98,292,556	$539,540,668	$—	$679,040,647

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2021, the Portfolio had no accumulated capital losses.

8. Recent Accounting Pronouncement

In January 2021, the FASB issued Accounting Standards Update No. 2021-01 (“ASU 2021-01”), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, as regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate

BHFTI-19

Brighthouse Funds Trust I

MFS Research International Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective through December 31, 2022, for all entities. The expedients and exceptions provided by the amendments do not apply to contract modifications and hedging relationships entered into or evaluated after December 31, 2022, except for hedging transactions as of December 31, 2022, that an entity has elected certain optional expedients for and that are retained through the end of the hedging relationship. Management expects that the adoption of the guidance will not have a material impact on the Portfolio’s financial statements.

BHFTI-20

Brighthouse Funds Trust I

MFS Research International Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

For the period April 1, 2021 through March 31, 2022, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-21

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Managed By Morgan Stanley Investment Management Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2022, the Class A, B and E shares of the Morgan Stanley Discovery Portfolio returned -56.82%, -56.88%, and -56.77%, respectively. The Portfolio’s benchmark, the Russell Midcap Growth Index¹, returned -31.00%.

MARKET ENVIRONMENT / CONDITIONS

Fear and uncertainty due to concerns about inflation, rising interest rates, geopolitical tensions, and ongoing effects of the global pandemic resulted in overall greater market volatility and a continued sell-off in high growth equities. We believe this sell-off, which began in the fourth quarter of 2021, remains driven by primarily non-fundamental factors. Despite market volatility, we continue to find many high quality companies with attractive end-game potential due to compelling fundamentals, strong balance sheets, and multiple competitive advantages. We believe today’s market offers an attractive opportunity to buy unique companies with strong fundamentals that can be long-term winners over the next three to five years. While we have opportunistically added to some positions and initiated new ones, overall, we have made few changes. as we remain confident in the long-term prospects for the businesses we own.

Mid-cap growth equities, as measured by the Russell Midcap Growth Index (the “Index”), declined over the six-month period. All sectors except Energy had negative performance. Energy was the top performing sector, while Communication Services was the weakest performing sector in the Index over this period. Growth stocks underperformed the broad market in the period.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The Portfolio management team seeks high quality companies, which we define primarily as those with sustainable competitive advantages. We manage concentrated portfolios that are highly differentiated from the benchmark, with securities weighted on our assessment of the quality of the company and our conviction. The value added or detracted in any period of time will result from stock selection, given our philosophy and process.

The long-term investment horizon and conviction-weighted investment approach embraced by the Portfolio managers may result in periods of performance deviation from the benchmark and peers. The Portfolio underperformed the benchmark in the six-month reporting period due to unfavorable stock selection and sector allocations.

Greater market volatility and a widespread sell-off in high growth and high multiple equities was a significant headwind to the Portfolio’s performance in the first half of 2022. We believe the sell-off was driven by a broad rotation out of such names and not due to company-specific fundamentals, which, across most of the Portfolio, remained largely healthy.

Information Technology was by far the top detractor in the Portfolio over the period, due to mixed stock selection. Cloudflare (4.9% of the Portfolio), which offers a global cloud platform that provides security, performance, and reliability services to the applications of its customers, was the largest detractor within the sector and across the whole Portfolio as of June 30, 2022. Despite reporting overall solid fundamentals, characterized by strong sales and customer growth and expanding profit margins, its shares languished due to the broader sell off in high growth equities. Affirm (3.2% of the Portfolio), Okta (sold), Unity Software (2.4% of the Portfolio), and MongoDB (6.2% of the Portfolio) were also among the main detractors in the sector and Portfolio as of June 30, 2022. Affirm is a technology company specializing in consumer buy-now-pay-later point of sale financing and payment processing; its shares underperformed due to concerns about a tougher funding environment and macroeconomic weakness resulting in potentially greater consumer delinquencies and loan losses. Okta, which provides identity access management software, experienced a drawdown due to the broader sell off as well as news of a security breach, which had limited customer impact but weighed on investor sentiment. The position in Okta was eliminated during the period in order to fund other investments that we believe offer a superior risk/reward profile. Shares of Unity Software, which operates the leading mobile gaming engine, sold off as the company experienced some challenges with targeting in its advertising business, leading to a revenue shortfall which we believe will prove transitory. Database software provider MongoDB detracted despite solid results that beat expectations across all key metrics. We attribute the underperformance to general investor concerns around potentially slowing consumption patterns and the broader weakness in high growth equities.

The Portfolio’s stock selection in and sector allocations to most other sectors detracted as well. Stock selection in Consumer Discretionary and Financials were the second and third largest detractors from relative results. All sectors detracted over the period; however, this was modestly offset by the positive impact of an average overweight in Health Care.

In Health Care, a diverse set of holdings underperformed largely due to the sell-off in high growth equities, however, this was partly offset by relative strength in the Portfolio’s positions in Agilon Health (7.2% of the Portfolio) and Royalty Pharma (6.5% of the Portfolio), which were among the greatest contributors to relative performance across the Portfolio. Agilon Health, a health care platform provider to physicians, outperformed due to better than expected results characterized by continued growth in its Medicare Advantage membership and a healthy outlook indicating the company expects to continue adding members and physician groups to its platform in various new geographies. Leading Korean e-commerce platform Coupang (1.8% of the Portfolio) and global communications platform Twitter (sold as of June 30, 2022) were also among the largest positive contributors in the period.

BHFTI-1

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Managed By Morgan Stanley Investment Management Inc.

Portfolio Manager Commentary*—(Continued)

Lastly, Utilities—a sector the Portfolio had no exposure to—had a negligible impact on relative performance this period.

As of the end of the period, the Portfolio’s top holdings included Agilon Health, Royalty Pharma, MongoDB, Snowflake, and Datadog. The Portfolio had a sector overweight position in Communication Services, Health Care, and Information Technology; a sector underweight position in Consumer Discretionary, Financials, Industrials, and Materials; and no exposure to Consumer Staples, Energy, Real Estate, and Utilities.

Derivatives were not a material factor affecting performance in the period and all derivatives held in the Portfolio performed as expected.

Dennis P. Lynch

Sam G. Chainani

Jason C. Yeung

Armistead Nash

David S. Cohen

Alexander T. Norton

Portfolio Managers

Morgan Stanley Investment Management Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The Russell Midcap Growth Index is an unmanaged measure of performance of those Russell Midcap companies (the 800 smallest companies in the Russell 1000 Index) with higher price-to-book ratios and higher forecasted growth values.

BHFTI-2

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

A $10,000 INVESTMENT COMPARED TO THE RUSSELL MIDCAP GROWTH INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2022

	6 Month	1 Year	5 Year	10 Year
Morgan Stanley Discovery Portfolio
Class A	-56.82	-64.48	10.75	10.40
Class B	-56.88	-64.58	10.47	10.12
Class E	-56.77	-64.46	10.63	10.25
Russell Midcap Growth Index	-31.00	-29.57	8.88	11.51

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2022

Top Holdings

% of Net Assets
Agilon Health, Inc.	7.2
Royalty Pharma plc - Class A	6.5
MongoDB, Inc.	6.2
Snowflake, Inc. - Class A	5.6
Datadog, Inc. - Class A	5.1
Doximity, Inc. - Class A	5.0
Cloudflare, Inc. - Class A	4.9
DoorDash, Inc. - Class A	4.9
Trade Desk, Inc. (The) - Class A	4.6
ROBLOX Corp. - Class A	4.5

Top Sectors

% of Net Assets
Information Technology	42.4
Health Care	24.5
Consumer Discretionary	13.9
Communication Services	8.9
Financials	2.1
Industrials	1.7
Materials	0.4

BHFTI-3

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2022 through June 30, 2022.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Morgan Stanley Discovery Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period** January 1, 2022 to June 30, 2022
Class A (a)	Actual	0.64%	$1,000.00	$431.80	$2.27
	Hypothetical*	0.64%	$1,000.00	$1,021.62	$3.21

Class B (a)	Actual	0.89%	$1,000.00	$431.20	$3.16
	Hypothetical*	0.89%	$1,000.00	$1,020.38	$4.46

Class E (a)	Actual	0.79%	$1,000.00	$432.30	$2.81
	Hypothetical*	0.79%	$1,000.00	$1,020.88	$3.96

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 6 of the Notes to Financial Statements.

BHFTI-4

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—92.6% of Net Assets

Security Description	Shares	Value

Biotechnology—0.5%
Intellia Therapeutics, Inc. (a) (b)	104,601	$5,414,148

Capital Markets—0.6%
Coinbase Global, Inc. - Class A (a) (b)	116,949	5,498,942

Chemicals—0.4%
Ginkgo Bioworks Holdings, Inc. (a) (b)	1,551,385	3,692,296

Commercial Services & Supplies—0.2%
Aurora Innovation, Inc. (a) (b)	1,214,024	2,318,786

Consumer Finance—1.1%
Upstart Holdings, Inc. (a) (b)	331,567	10,484,148

Entertainment—4.5%
ROBLOX Corp. - Class A (a) (b)	1,337,729	43,957,775

Health Care Providers & Services—8.1%
Agilon Health, Inc. (a) (b)	3,186,644	69,564,438
Guardant Health, Inc. (a) (b)	208,028	8,391,850

		77,956,288

Health Care Technology—7.9%
Doximity, Inc. - Class A (a) (b)	1,389,699	48,389,319
GoodRx Holdings, Inc. - Class A (a) (b)	2,312,545	13,690,267
Veeva Systems, Inc. - Class A (a)	74,426	14,739,325

		76,818,911

Interactive Media & Services—4.4%
ZoomInfo Technologies, Inc. (a)	1,268,617	42,168,829

Internet & Direct Marketing Retail—12.2%
Chewy, Inc. - Class A (a) (b)	1,023,632	35,540,503
Coupang, Inc. (a) (b)	1,374,862	17,529,490
DoorDash, Inc. - Class A (a) (b)	732,722	47,018,771
Farfetch, Ltd. - Class A (a) (b)	987,898	7,073,350
Wayfair, Inc. - Class A (a) (b)	240,949	10,495,738

		117,657,852

IT Services—24.0%
Adyen NV (a)	17,660	25,960,492
Affirm Holdings, Inc. (a) (b)	1,695,390	30,618,743
Cloudflare, Inc. - Class A (a)	1,086,307	47,525,931
MongoDB, Inc. (a) (b)	231,263	60,012,749
Shopify, Inc. - Class A (a)	428,110	13,374,156
Snowflake, Inc. - Class A (a)	389,191	54,120,901

		231,612,972

Leisure Products—1.4%
Peloton Interactive, Inc. - Class A (a) (b)	1,530,925	14,053,891

Life Sciences Tools & Services—1.5%
10X Genomics, Inc. - Class A (a) (b)	319,373	14,451,628

Pharmaceuticals—6.5%
Royalty Pharma plc - Class A (b)	1,489,705	$62,627,198

Road & Rail—1.4%
Grab Holdings, Ltd. - Class A (a) (b)	5,415,156	13,700,345

Software —17.1%
Bill.com Holdings, Inc. (a) (b)	385,074	42,335,035
Cipher Mining, Inc. (a) (b)	1,901,166	2,604,597
Datadog, Inc. - Class A (a)	514,875	49,036,695
MicroStrategy, Inc. - Class A (a) (b)	20,239	3,325,268
Trade Desk, Inc. (The) - Class A (a)	1,072,621	44,932,094
Unity Software, Inc. (a) (b)	626,050	23,051,161

		165,284,850

Special Purpose Acquisition Companies—0.5%
Social Capital Suvretta Holding Corp. III † (a) (c)	497,653	4,456,483

Specialty Retail—0.3%
Carvana Co. (a)(b)	120,001	2,709,623

Total Common Stocks (Cost $1,599,698,585)		894,864,965

Convertible Preferred Stock—1.3%

Software—1.3%
Databricks, Inc. - Series H † (a) (c) (d) (Cost $16,889,079)	76,611	12,708,233

Warrants—0.0%

Chemicals—0.0%
Ginkgo Bioworks Holding, Inc., Expires 08/01/26 (a) (Cost $348,553)	104,671	55,476

Escrow Shares—0.0%

Internet & Direct Marketing Retail—0.0%
Flipkart Escrow Receivable † (a) (c) (d) (Cost $0)	60,812	24,933

Short-Term Investment—6.3%

Repurchase Agreement—6.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/22 at 0.350%, due on 07/01/22 with a maturity value of $60,485,814; collateralized by U.S. Treasury Note at 2.875%, maturing 06/15/25, with a market value of $61,694,951.	60,485,226	60,485,226

Total Short-Term Investments (Cost $60,485,226)		60,485,226

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Securities Lending Reinvestments (e)—28.9%

Security Description	Principal Amount*	Value

Certificates of Deposit—10.9%
Bank of Montreal 1.900%, FEDEFF PRV + 0.320%, 10/04/22 (f)	5,000,000	$5,000,000
Bank of Nova Scotia
1.640%, SOFR + 0.130%, 07/07/22 (f)	3,000,000	3,000,051
1.760%, SOFR + 0.250%, 02/17/23 (f)	4,000,000	3,992,779
Barclays Bank plc 1.970%, SOFR + 0.450%, 10/07/22 (f)	5,000,000	5,001,615
BNP Paribas S.A. 1.730%, SOFR + 0.220%, 11/17/22 (f)	5,000,000	4,993,805
Canadian Imperial Bank of Commerce (NY) 1.760%, SOFR + 0.250%, 02/03/23 (f)	5,000,000	4,992,031
Credit Industriel et Commercial (NY) 1.720%, SOFR + 0.210%, 11/08/22 (f)	3,000,000	2,997,717
Credit Suisse Group AG 1.520%, 08/09/22	2,000,000	1,999,412
Goldman Sachs Bank USA 1.710%, SOFR + 0.190%, 09/02/22 (f)	10,000,000	9,997,860
Mizuho Bank, Ltd. 1.810%, SOFR + 0.290%, 07/26/22 (f)	5,000,000	4,999,340
National Australia Bank, Ltd. 1.910%, SOFR + 0.400%, 11/04/22 (f)	2,000,000	2,000,000
National Westminster Bank plc 1.490%, 08/09/22	5,000,000	4,998,500
Norinchukin Bank 1.810%, SOFR + 0.300%, 07/14/22 (f)	2,000,000	2,000,000
Royal Bank of Canada 1.760%, SOFR + 0.250%, 01/11/23 (f)	16,000,000	15,982,048
Skandinaviska Enskilda Banken AB 1.630%, 09/02/22	2,000,000	1,998,746
Standard Chartered Bank (NY)
1.700%, SOFR + 0.190%, 08/25/22 (f)	7,000,000	6,997,701
1.980%, FEDEFF PRV + 0.400%, 12/23/22 (f)	2,000,000	2,000,000
Sumitomo Mitsui Banking Corp.
1.690%, SOFR + 0.180%, 08/09/22 (f)	5,000,000	4,999,100
1.910%, SOFR + 0.400%, 11/02/22 (f)	4,000,000	3,999,828
Svenska Handelsbanken AB 1.870%, SOFR + 0.350%, 10/13/22 (f)	3,000,000	2,999,913
Westpac Banking Corp. 1.740%, SOFR + 0.230%, 02/17/23 (f)	10,000,000	9,985,920

		104,936,366

Commercial Paper—1.0%
Liberty Street Funding LLC 1.550%, 07/01/22	2,000,000	1,999,904
Macquarie Bank Ltd. 1.750%, SOFR + 0.230%, 08/04/22 (f)	5,000,000	4,999,905
Skandinaviska Enskilda Banken AB 1.900%, SOFR + 0.390%, 11/03/22 (f)	3,000,000	3,000,000

		9,999,809

Repurchase Agreements—12.9%
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/22 at 1.870%, due on 08/04/22 with a maturity value of $2,003,636; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 3.375%, maturity dates ranging from 08/15/48 - 11/15/50, and various Common Stock with an aggregate market value of $2,040,688.	2,000,000	2,000,000

Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/22 at 1.870%, due on 08/04/22 with a maturity value of $15,027,271; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.875%, maturity dates ranging from 09/30/26 - 02/15/48, and various Common Stock with an aggregate market value of $15,300,780.	15,000,000	$15,000,000
National Bank of Canada
Repurchase Agreement dated 06/30/22 at 1.570%, due on 07/07/22 with a maturity value of $14,204,335; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.375%, maturity dates ranging from 07/31/22 - 08/15/51, and an aggregate market value of $14,503,924.	14,200,000	14,200,000
Repurchase Agreement dated 06/30/22 at 1.700%, due on 07/07/22 with a maturity value of $20,006,611; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.000%, maturity dates ranging from 11/03/22 - 02/15/51, and various Common Stock with an aggregate market value of $22,056,139.	20,000,000	20,000,000
Natwest Markets Securities, Inc. Repurchase Agreement dated 06/30/22 at 1.480%, due on 07/01/22 with a maturity value of $19,348,460; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 07/05/22 - 11/15/49, and an aggregate market value of $19,735,430.	19,347,665	19,347,665
Royal Bank of Canada Toronto Repurchase Agreement dated 06/30/22 at 1.820%, due on 08/04/22 with a maturity value of $10,017,694; collateralized by various Common Stock with an aggregate market value of $11,111,673.	10,000,000	10,000,000
Societe Generale
Repurchase Agreement dated 06/30/22 at 1.500%, due on 07/01/22 with a maturity value of $16,000,667; collateralized by U.S. Treasury Obligations with rates ranging from 0.375% - 3.000%, maturity dates ranging from 10/31/22 - 08/15/48, and an aggregate market value of $16,326,120.	16,000,000	16,000,000
Repurchase Agreement dated 06/30/22 at 1.500%, due on 07/01/22 with a maturity value of $10,000,417; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 01/31/23 - 02/15/32, and an aggregate market value of $10,203,825.	10,000,000	10,000,000
Repurchase Agreement dated 06/30/22 at 1.620%, due on 07/01/22 with a maturity value of $2,300,104; collateralized by various Common Stock with an aggregate market value of $2,556,156.	2,300,000	2,300,000
Repurchase Agreement dated 06/30/22 at 1.660%, due on 07/01/22 with a maturity value of $5,000,231; collateralized by various Common Stock with an aggregate market value of $5,559,129.	5,000,000	5,000,000
Repurchase Agreement dated 06/30/22 at 1.670%, due on 07/07/22 with a maturity value of $9,202,987; collateralized by various Common Stock with an aggregate market value of $10,228,798.	9,200,000	9,200,000

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
TD Prime Services LLC Repurchase Agreement dated 06/30/22 at 1.650%, due on 07/01/22 with a maturity value of $1,500,069; collateralized by various Common Stock with an aggregate market value of $1,650,076.	1,500,000	$1,500,000

		124,547,665

Time Deposits—2.8%
Credit Agricole Corp. & Investment Bank (NY) 1.560%, 07/01/22	5,000,000	5,000,000
First Abu Dhabi Bank USA NV 1.570%, 07/01/22	10,000,000	10,000,000
National Bank of Canada 1.620%, OBFR + 0.050%, 07/07/22 (f)	12,000,000	12,000,000

		27,000,000

Mutual Funds—1.3%
BlackRock Liquidity Funds FedFund, Institutional Shares 1.320% (g)	8,000,000	8,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.380% (g)	5,000,000	5,000,000

		13,000,000

Total Securities Lending Reinvestments (Cost $279,547,665)		279,483,840

Total Purchased Options—0.1% (h) (Cost $7,548,849)		543,618

Total Investments—129.2% (Cost $1,964,517,957)		1,248,166,291
Other assets and liabilities (net)—(29.2)%		(281,746,353)

Net Assets—100.0%		$966,419,938

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2022, the market value of restricted securities was $17,189,649, which is 1.8% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of June 30, 2022, the market value of securities loaned was $291,309,474 and the collateral received consisted of cash in the amount of $279,547,578 and non-cash collateral with a value of $29,670,557. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of June 30, 2022, these securities represent 1.8% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of June 30, 2022.
(f)	Variable or floating rate security. The stated rate represents the rate at June 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(g)	The rate shown represents the annualized seven-day yield as of June 30, 2022.
(h)	For a breakout of open positions, see details shown in the Purchased Options table that follows.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Databricks, Inc. Series H	08/31/21	76,611	$16,889,079	$12,708,233
Flipkart Escrow Receivable	08/20/18	60,812	—	24,933
Social Capital Suvretta Holding Corp. III	01/18/22	497,653	4,976,530	4,456,483

				$17,189,649

Purchased Options

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call/CNH Put	CNH	7.275	JPMC	07/22/22	537,625,611	USD	537,625,611	$2,504,712	$4,301	$(2,500,411)
USD Call/CNH Put	CNH	7.375	JPMC	07/27/22	154,567,411	USD	154,567,411	819,980	773	(819,207)
USD Call/CNH Put	CNH	7.310	JPMC	08/05/22	240,447,105	USD	240,447,105	1,633,117	5,290	(1,627,827)
USD Call/CNH Put	CNH	7.270	GSI	11/10/22	539,730,955	USD	539,730,955	2,591,040	533,254	(2,057,786)

Totals								$7,548,849	$543,618	$(7,005,231)

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Glossary of Abbreviations

Counterparties

(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.

Currencies

(CNH)—	Chinese Renminbi
(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Biotechnology	$5,414,148	$—	$—	$5,414,148
Capital Markets	5,498,942	—	—	5,498,942
Chemicals	3,692,296	—	—	3,692,296
Commercial Services & Supplies	2,318,786	—	—	2,318,786
Consumer Finance	10,484,148	—	—	10,484,148
Entertainment	43,957,775	—	—	43,957,775
Health Care Providers & Services	77,956,288	—	—	77,956,288
Health Care Technology	76,818,911	—	—	76,818,911
Interactive Media & Services	42,168,829	—	—	42,168,829
Internet & Direct Marketing Retail	117,657,852	—	—	117,657,852
IT Services	205,652,480	25,960,492	—	231,612,972
Leisure Products	14,053,891	—	—	14,053,891
Life Sciences Tools & Services	14,451,628	—	—	14,451,628
Pharmaceuticals	62,627,198	—	—	62,627,198
Road & Rail	13,700,345	—	—	13,700,345
Software	165,284,850	—	—	165,284,850
Special Purpose Acquisition Companies	—	4,456,483	—	4,456,483
Specialty Retail	2,709,623	—	—	2,709,623
Total Common Stocks	864,447,990	30,416,975	—	894,864,965
Total Convertible Preferred Stock*	—	—	12,708,233	12,708,233
Total Warrants*	55,476	—	—	55,476
Total Escrow Shares*	—	—	24,933	24,933
Total Short-Term Investment*	—	60,485,226	—	60,485,226
Securities Lending Reinvestments
Certificates of Deposit	—	104,936,366	—	104,936,366
Commercial Paper	—	9,999,809	—	9,999,809
Repurchase Agreements	—	124,547,665	—	124,547,665

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Time Deposits	$—	$27,000,000	$—	$27,000,000
Mutual Funds	13,000,000	—	—	13,000,000
Total Securities Lending Reinvestments	13,000,000	266,483,840	—	279,483,840
Total Purchased Options at Value	—	543,618	—	543,618
Total Investments	$877,503,466	$357,929,659	$12,733,166	$1,248,166,291

Collateral for Securities Loaned (Liability)	$—	$(279,547,578)	$—	$(279,547,578)

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2021	Change in Unrealized Appreciation/ (Depreciation)	Balance as of June 30, 2022	Change in Unrealized Appreciation/ (Depreciation) from Investments Held at June 30, 2022
Convertible Preferred Stocks
Software	$17,284,974	$(4,576,741)	$12,708,233	$(4,576,741)
Escrow Shares
Internet & Direct Marketing Retail	24,933	—	24,933	—

	$17,309,907	$(4,576,741)	$12,733,166	$(4,576,741)

	Fair Value at June 30, 2022		Valuation Technique(s)	Unobservable Input	Range				Weighted Average		Relationship Between Fair Value and Input; if input value increases then Fair Value:
Convertible Preferred Stocks
Software	$12,708,233	(a)	Market Transaction Method	Precedent Transaction	$41.27		$41.27		$41.27		Increase
			Comparable Company Analysis	Enterprise Value/Revenue	6.2	x	6.2	x	6.2	x	Increase
				Enterprise Value/EBITDA	4.3	x	4.3	x	4.3	x	Increase
				Discount for Lack of Marketability	10.00%		10.00%		10.00%		Decrease
Escrow Shares
Internet & Direct Marketing Retail	24,933		Liquidation Value	Estimated Distribution Per Share	$0.84		$0.84		$0.84		Increase
				Discount for Lack Certainty	50.00%		50.00%		50.00%		Decrease

(a)

For the period ended June 30, 2022, the valuation technique changed to a multi-tiered approach. The investment was previously valued utilizing only the precedent transaction price. The change was due to the consideration of the market environment and the most recent financial information that was available at the time the investment was valued.

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets
Investments at value (a) (b)	$1,248,166,291
Cash denominated in foreign currencies (c)	1,011
Receivable for:
Fund shares sold	4,880,416
Interest	501

Total Assets	1,253,048,219
Liabilities
Cash collateral for purchased options	634,000
Collateral for securities loaned	279,547,578
Payables for:
Investments purchased	292,117
Commitments and contingencies	4,976,530
Fund shares redeemed	191,605
Accrued Expenses:
Management fees	501,367
Distribution and service fees	65,925
Deferred trustees’ fees	170,610
Other expenses	248,549

Total Liabilities	286,628,281

Net Assets	$966,419,938

Net Assets Consist of:
Paid in surplus	$2,177,981,505
Distributable earnings (Accumulated losses)	(1,211,561,567)

Net Assets	$966,419,938

Net Assets
Class A	$637,409,383
Class B	317,608,491
Class E	11,402,064
Capital Shares Outstanding*
Class A	136,664,562
Class B	98,817,520
Class E	3,043,132
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$4.66
Class B	3.21
Class E	3.75

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,964,517,957.
(b)	Includes securities loaned at value of $291,309,474.
(c)	Identified cost of cash denominated in foreign currencies was $981.

Statement of Operations

Six Months Ended June 30, 2022 (Unaudited)

Investment Income
Dividends	$580,039
Interest	15,457
Securities lending income	957,763

Total investment income	1,553,259
Expenses
Management fees	4,335,723
Administration fees	30,380
Custodian and accounting fees	61,598
Distribution and service fees—Class B	512,653
Distribution and service fees—Class E	12,563
Audit and tax services	24,746
Legal	20,427
Shareholder reporting	39,737
Insurance	8,174
Miscellaneous (a)	7,922

Total expenses	5,053,923
Less management fee waiver	(177,359)

Net expenses	4,876,564

Net Investment Loss	(3,323,305)

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(471,367,223)
Purchased options	(4,920,775)
Foreign currency transactions	(8,396)

Net realized gain (loss)	(476,296,394)

Net change in unrealized appreciation (depreciation) on:
Investments	(713,077,398)
Purchased options	2,666,465
Foreign currency transactions	(17)

Net change in unrealized appreciation (depreciation)	(710,410,950)

Net realized and unrealized gain (loss)	(1,186,707,344)

Net Increase (Decrease) in Net Assets From Operations	$(1,190,030,649)

(a)	Includes $19,894 in Trustees’ fees and expenses and $21,639 in deferred Trustee compensation losses.

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$(3,323,305)	$(10,500,357)
Net realized gain (loss)	(476,296,394)	519,006,128
Net change in unrealized appreciation (depreciation)	(710,410,950)	(734,597,873)

Increase (decrease) in net assets from operations	(1,190,030,649)	(226,092,102)

From Distributions to Shareholders
Class A	(315,749,219)	(803,118,839)
Class B	(183,173,694)	(362,688,630)
Class E	(6,274,638)	(17,339,673)

Total distributions	(505,197,551)	(1,183,147,142)

Increase (decrease) in net assets from capital share transactions	609,935,412	889,572,498

Total increase (decrease) in net assets	(1,085,292,788)	(519,666,746)

Net Assets
Beginning of period	2,051,712,726	2,571,379,472

End of period	$966,419,938	$2,051,712,726

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Value	Shares	Value
Class A
Sales	5,922,048	$66,221,466	2,100,811	$75,907,387
Reinvestments	69,548,286	315,749,219	32,047,839	803,118,839
Redemptions	(3,381,407)	(48,180,700)	(6,826,515)	(237,135,520)

Net increase (decrease)	72,088,927	$333,789,985	27,322,135	$641,890,706

Class B
Sales	10,833,641	$105,351,425	2,717,850	$81,112,441
Reinvestments	58,521,947	183,173,694	17,003,686	362,688,630
Redemptions	(1,674,442)	(18,485,576)	(6,343,327)	(204,860,701)

Net increase (decrease)	67,681,146	$270,039,543	13,378,209	$238,940,370

Class E
Sales	110,571	$1,172,837	96,019	$3,331,979
Reinvestments	1,719,079	6,274,638	764,199	17,339,673
Redemptions	(102,271)	(1,341,591)	(393,977)	(11,930,230)

Net increase (decrease)	1,727,379	$6,105,884	466,241	$8,741,422

Increase (decrease) derived from capital shares transactions		$609,935,412		$889,572,498

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$22.25		$47.23	$21.87	$18.57	$20.17	$14.43

Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.03)		(0.12)	(0.14)	(0.03)	(0.04)	0.00 (b)
Net realized and unrealized gain (loss)	(12.74)		(2.34)	30.39	7.74	2.69	5.80

Total income (loss) from investment operations	(12.77)		(2.46)	30.25	7.71	2.65	5.80

Less Distributions
Distributions from net investment income	0.00		0.00	0.00	0.00	0.00	(0.06)
Distributions from net realized capital gains	(4.82)		(22.52)	(4.89)	(4.41)	(4.25)	0.00

Total distributions	(4.82)		(22.52)	(4.89)	(4.41)	(4.25)	(0.06)

Net Asset Value, End of Period	$4.66		$22.25	$47.23	$21.87	$18.57	$20.17

Total Return (%) (c)	(56.82	)(e)	(10.54)	153.77	40.47 (d)	10.41	40.36

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.67	(f)	0.65	0.66	0.68	0.68	0.69
Net ratio of expenses to average net assets (%) (g)	0.64	(f)	0.62	0.63	0.66	0.66	0.67
Ratio of net investment income (loss) to average net assets (%)	(0.41	)(f)	(0.35)	(0.44)	(0.13)	(0.18)	0.02
Portfolio turnover rate (%)	32	(e)	94	107	97	87	64
Net assets, end of period (in millions)	$637.4		$1,436.5	$1,759.4	$820.8	$650.2	$692.9

	Class B
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$18.91		$43.58	$20.48	$17.62	$19.35	$13.85

Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.03)		(0.17)	(0.20)	(0.08)	(0.09)	(0.04)
Net realized and unrealized gain (loss)	(10.85)		(1.98)	28.19	7.35	2.61	5.57

Total income (loss) from investment operations	(10.88)		(2.15)	27.99	7.27	2.52	5.53

Less Distributions
Distributions from net investment income	0.00		0.00	0.00	0.00	0.00	(0.03)
Distributions from net realized capital gains	(4.82)		(22.52)	(4.89)	(4.41)	(4.25)	0.00

Total distributions	(4.82)		(22.52)	(4.89)	(4.41)	(4.25)	(0.03)

Net Asset Value, End of Period	$3.21		$18.91	$43.58	$20.48	$17.62	$19.35

Total Return (%) (c)	(56.88	)(e)	(10.78)	153.11	40.13 (d)	10.15	39.91

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.92	(f)	0.90	0.91	0.93	0.93	0.94
Net ratio of expenses to average net assets (%) (g)	0.89	(f)	0.87	0.88	0.91	0.91	0.92
Ratio of net investment income (loss) to average net assets (%)	(0.66	)(f)	(0.60)	(0.68)	(0.39)	(0.43)	(0.23)
Portfolio turnover rate (%)	32	(e)	94	107	97	87	64
Net assets, end of period (in millions)	$317.6		$588.7	$773.8	$433.3	$368.5	$398.2
Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$20.13		$44.91	$20.99	$17.97	$19.65	$14.06

Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.03)		(0.15)	(0.18)	(0.06)	(0.07)	(0.02)
Net realized and unrealized gain (loss)	(11.53)		(2.11)	28.99	7.49	2.64	5.65

Total income (loss) from investment operations	(11.56)		(2.26)	28.81	7.43	2.57	5.63

Less Distributions
Distributions from net investment income	0.00		0.00	0.00	0.00	0.00	(0.04)
Distributions from net realized capital gains	(4.82)		(22.52)	(4.89)	(4.41)	(4.25)	0.00

Total distributions	(4.82)		(22.52)	(4.89)	(4.41)	(4.25)	(0.04)

Net Asset Value, End of Period	$3.75		$20.13	$44.91	$20.99	$17.97	$19.65

Total Return (%) (c)	(56.77	)(e)	(10.69)	153.37	40.25 (d)	10.26	40.07

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.82	(f)	0.80	0.81	0.83	0.83	0.84
Net ratio of expenses to average net assets (%) (g)	0.79	(f)	0.77	0.78	0.81	0.81	0.82
Ratio of net investment income (loss) to average net assets (%)	(0.57	)(f)	(0.50)	(0.59)	(0.29)	(0.33)	(0.13)
Portfolio turnover rate (%)	32	(e)	94	107	97	87	64
Net assets, end of period (in millions)	$11.4		$26.5	$38.2	$16.9	$13.9	$13.8

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net investment income (loss) was less than $0.01.
(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(d)	Includes gains from settlement of security litigations; excluding these gains, the total return for Class A, Class B and Class E would have been 40.28%, 39.92% and 40.05%, respectively for the year ended December 31, 2019.
(e)	Periods less than one year are not computed on an annualized basis.
(f)	Computed on an annualized basis.
(g)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).

See accompanying notes to financial statements.

BHFTI-13

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Notes to Financial Statements—June 30, 2022 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-four series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is Morgan Stanley Discovery Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A, B and E shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2022 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946- Financial Services- Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued in reference to similar instruments traded on active markets are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from third-party pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost

BHFTI-14

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded OTC are generally valued based upon interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

In December 2020, the Securities and Exchange Commission adopted Rule 2a-5, Good Faith Determinations of Fair Value, under the 1940 Act, which is intended to address valuation practices and the role of the board of directors with respect to the fair value of the investments of a registered investment company. Among other things, Rule 2a-5 will permit the Portfolio’s Board to designate the Portfolio’s primary investment adviser to perform the Portfolio’s fair value determinations, which will be subject to the Board’s oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the investment adviser’s fair value determinations. Compliance with Rule 2a-5 will be required beginning in September 2022. The Portfolio’s valuation policies and related practices may be impacted as the Portfolio comes into compliance with Rule 2a-5.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

BHFTI-15

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed. As of June 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure.

Special Purpose Acquisition Companies - The Portfolio may invest in Special Purpose Acquisition Companies (“SPAC”). A SPAC is typically a publicly traded company that raises investment capital via an initial public offering (an “IPO”) for the purpose of acquiring one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transaction (each a “Transaction”). If the Portfolio purchases shares of a SPAC in an IPO it will generally bear a sales commission, which may be significant.The shares of a SPAC are often issued in “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares or partial shares. In some cases, the rights and warrants may be separated from the common stock at the election of the holder, after which they may become freely tradeable. After going public and until a Transaction is completed, a SPAC generally invests the proceeds of its IPO (less a portion retained to cover expenses) in U.S. Government securities, money market securities and cash. To the extent the SPAC is invested in cash or similar securities, this may impact the Portfolio’s ability to meet its investment objective(s). If a SPAC does not complete a Transaction within a specified period of time after going public, the SPAC is typically dissolved, at which point the invested funds are returned to the SPAC’s shareholders (less certain permitted expenses) and any rights or warrants issued by the SPAC expire worthless. SPACs generally provide their investors with the option of redeeming an investment in the SPAC at or around the time of effecting a Transaction. In some cases, the Portfolio may forfeit its right to receive additional warrants or other interests in the SPAC if it redeems its interest in the SPAC in connection with a Transaction. Because SPACs often do not have an operating history or ongoing business other than seeking a Transaction, the value of their securities may be particularly dependent on the quality of its management and on the ability of the SPAC’s management to identify and complete a profitable Transaction. Some SPACs may pursue Transactions only within certain industries or regions, which may increase the volatility of an investment in them. In addition, the securities issued by a SPAC, which may be traded in the OTC market, may become illiquid and/or may be subject to restrictions on resale. Other risks of investing in SPACs include that: a significant portion of the monies raised by the SPAC may be expended during the search for a target Transaction; an attractive Transaction may not be identified at all (or any requisite approvals may not be obtained) and the SPAC may be required to return any remaining monies to shareholders; a Transaction once identified or effected may prove unsuccessful and an investment in the SPAC may lose value; the warrants or other rights with respect to the SPAC held by the Portfolio may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; and an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2022, the Portfolio had direct investments in repurchase agreements with a gross value of $60,485,226. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $124,547,665. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2022.

BHFTI-16

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur, any interest earned, and any dividends declared during the term of the loan, would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio generally receives cash, U.S. Government securities, letters of credit, or other collateral deemed appropriate by the Adviser. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, including repurchase agreements with respect to equity securities, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. The value of the securities on loan may change each business day. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2022 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2022 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2022.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

All securities on loan are classified as Common Stocks in the Portfolio’s Schedule of Investments as of June 30, 2022. For all securities on loan, the remaining contractual maturity of the agreements is overnight and continuous.

3. Investments in Derivative Instruments

Options Contracts - An option contract purchased by the Portfolio gives the Portfolio the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by the Portfolio give the holder the right to buy the underlying instrument from the Portfolio at a fixed exercise price; put options written by the Portfolio give the holder the right to sell the underlying instrument to the Portfolio at a fixed exercise price.

The Portfolio may use options to hedge against changes in values of securities the Portfolio owns or expects to purchase, to maintain investment exposure to a target asset class or to enhance return. Writing puts or buying calls tend to increase the Portfolio’s exposure to the underlying instrument and writing calls or buying puts tends to decrease the Portfolio’s exposure to the underlying instrument, and can be used to hedge other Portfolio investments. For options used to hedge the Portfolio’s investments, the potential risk to the Portfolio is that the change in value of options contracts may not correspond perfectly to the change in value of the hedged instruments. The Portfolio also bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Portfolio may not be able to enter into a closing transaction due to an illiquid market. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of purchased options is typically the premium initially paid for the option plus any unrealized gains.

The main risk associated with purchasing an option is that the option expires without being exercised. In this case, the option is worthless when it expires and the premium paid for the option is considered a realized loss. The risk associated with writing a call option is that the Portfolio may forgo the opportunity for a profit if the market value of the underlying instrument increases and the option is exercised, requiring the Portfolio to sell the underlying instrument at a price below its market value. When the Portfolio writes a call option on a security it does not own, its exposure on such an option is theoretically unlimited. The risk in writing a put option is that the Portfolio may incur a loss if the market value of the underlying instrument decreases and the option is exercised, requiring the Portfolio to purchase the underlying instrument at a price above its market value. In addition, the Portfolio risks not being able to enter into a closing transaction for the written option as the result of an illiquid market for the option.

BHFTI-17

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid for the call option.

The premium received by the Portfolio for a written option is recorded as an asset and an equivalent liability. The liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires without being exercised or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Portfolio realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received by the Portfolio is offset against the amount paid for the purchase of the underlying instrument.

The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2022 by category of risk exposure:

	Asset Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value
Foreign Exchange	Investments at market value (a)	$543,618

(a)	Represents purchased options which are part of investments at value as shown in the Statement of Assets and Liabilities.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.

The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 4), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2022.

Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Goldman Sachs International	$533,254	$—	$(330,000)	$203,254
JPMorgan Chase Bank N.A.	10,364	—	(10,364)	—

	$543,618	$—	$(340,364)	$203,254

*	Net amount represents the net amount receivable from the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2022:

Statement of Operations Location—Net Realized Gain (Loss)	Foreign Exchange
Purchased options	$(4,920,775)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Foreign Exchange
Purchased options	$2,666,465

For the six months ended June 30, 2022, the average notional par or face amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Purchased options	$1,629,451,790

‡	Averages are based on activity levels during the period for which the amounts are outstanding.

BHFTI-18

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

4. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the COVID-19 pandemic. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The COVID-19 pandemic has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this pandemic, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. At this time, it is still not possible to estimate the severity or duration of the COVID-19 pandemic, including the severity, duration and frequency of any additional “waves” or emerging variants of COVID-19. It is also still not possible to estimate the duration or frequency of the utilization of any therapeutic treatments and vaccines for COVID-19 or variants thereof. It is likewise still not possible to predict or estimate the longer-term effects of the COVID-19 pandemic, or any actions taken to contain or address the pandemic, on the Portfolios, the financial markets, and economy at large. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

In late February 2022, Russian military forces invaded Ukraine, significantly amplifying already existing geopolitical tensions among Russia, Ukraine, Europe, NATO, and the West. Russia’s invasion, the responses of countries and political bodies to Russia’s actions, and the potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities such as oil and natural gas. Following Russia’s actions, various countries, including the U.S., Canada, the United Kingdom, Germany, and France, as well as the European Union, issued broad-ranging economic sanctions against Russia. Sanctions threatened or imposed by these jurisdictions, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or the Portfolio. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Portfolio. Sanctions, or the threat of new or modified sanctions, could impair the ability of the Portfolio to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Portfolio, even if the Portfolio does not have direct exposure to securities of Russian issuers.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the

BHFTI-19

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

broker or exchange clearing house for exchange-traded derivatives (e.g., futures contracts and exchange-traded options), while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options).

For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar master agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Portfolio the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to such counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency, which is segregated at a broker account registered with the Commodities Futures Trading Commission, or the applicable regulator. In a cleared derivative transaction, the Portfolio’s counterparty is a clearinghouse rather than a bank or broker. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, which is the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In 2017, the UK Financial Conduct Authority (FCA) announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. dollar LIBOR and the Sterling Overnight Interbank Average Rate for GBP LIBOR). Various financial industry groups have been planning for the transition away from LIBOR and markets are developing in response to these new rates, but there are concerns around liquidity of the new rates and obstacles to converting certain securities and transactions to new rates. Neither the effect of the transition process nor its ultimate success can yet be known. The transition away from and eventual elimination of LIBOR may adversely affect the interest rates on, and liquidity and value of, certain assets and liabilities of the Portfolio that are tied to LIBOR. These may include bank loans, floating rate securities, structured securities (including asset-backed and mortgage-backed securities), other debt securities, derivatives, and financing transactions tied to LIBOR, particularly insofar as the documentation governing such instruments does not include “fall back” provisions addressing the transition from LIBOR. The effect of any changes to, or discontinuation of, LIBOR on the Portfolio will vary depending on, among other things (1) existing fallback or termination provisions in individual contracts and (2) the extent to which industry participants adopt new reference rates and fallbacks for both legacy and new products and instruments. The Subadviser may have discretion to determine a successor or substitute reference rate, including any price or other adjustments to account for differences between the successor or

BHFTI-20

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

substitute reference rate and previous rate. Such successor or substitute reference rate and any adjustments selected may negatively impact the Portfolio’s investments, performance or financial condition, and may expose the Portfolio to additional tax, accounting and regulatory risks. The transition away from LIBOR may affect the value, liquidity or return on certain Portfolio investments and may result in costs incurred in connection with closing out positions and entering into new trades, adversely impacting the Portfolio’s overall financial condition or results of operations. It is difficult to predict the full impact of the transition away from LIBOR and the adoption of alternative reference rates on the Portfolio.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2022 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$622,934,199	$0	$436,845,365

6. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2022	% per annum	Average Daily Net Assets
$4,335,723	0.700%	First $200 million
	0.650%	$200 million to $500 million
	0.625%	Over $500 million

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. Morgan Stanley Investment Management Inc. is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, the Adviser has agreed, for the period April 29, 2022 to April 30, 2023, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.050%	First $	200 million
0.050%	Over $	850 million

An identical agreement was in place for the period April 30, 2021 to April 29, 2022. Amounts waived for the six months ended June 30, 2022 are shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares

BHFTI-21

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2022 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. During the six months ended June 30, 2022, deferred compensation losses exceeded accrued Trustees’ fees and expenses. As such, changes in the value of participants’ deferral accounts in excess of the Trustees’ fees and expenses are reflected as a component of Miscellaneous expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. Commitments

The Portfolio may enter into commitments, or agreements, to acquire an investment at a future date (subject to certain conditions) in connection with a potential public or non-public offering. Such agreements are subject to certain rights of the issuer’s and ultimately, issuer approval, and may obligate the Portfolio to make future cash payments. At June 30, 2022, the Portfolio had an outstanding commitment of $4,976,530 to purchase an equity security and is reflected as Payable for Commitments and contingencies in the Statement of Assets and Liabilities.

9. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2022 was as follows:

Cost basis of investments	$1,978,962,359

Gross unrealized appreciation	27,186,397
Gross unrealized (depreciation)	(757,982,465)

Net unrealized appreciation (depreciation)	$(730,796,068)

The tax character of distributions paid for the years ended December 31, 2021 and 2020 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2021	2020	2021	2020	2021	2020
$390,529,450	$102,116,783	$792,617,692	$162,790,947	$1,183,147,142	$264,907,730

As of December 31, 2021, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation (Depreciation)	Accumulated Capital Losses	Total
$72,797,605	$431,447,269	$(20,385,087)	$—	$483,859,787

BHFTI-22

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2021, the Portfolio had no accumulated capital losses.

10. Recent Accounting Pronouncement

In January 2021, the FASB issued Accounting Standards Update No. 2021-01 (“ASU 2021-01”), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, as regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective through December 31, 2022, for all entities. The expedients and exceptions provided by the amendments do not apply to contract modifications and hedging relationships entered into or evaluated after December 31, 2022, except for hedging transactions as of December 31, 2022, that an entity has elected certain optional expedients for and that are retained through the end of the hedging relationship. Management expects that the adoption of the guidance will not have a material impact on the Portfolio’s financial statements.

BHFTI-23

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

For the period April 1, 2021 through March 31, 2022, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-24

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Managed by PanAgora Asset Management, Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2022, the Class B shares of the PanAgora Global Diversified Risk Portfolio returned -19.80%. The Portfolio’s benchmark, the Dow Jones Moderate Portfolio Index¹, returned -15.76%.

MARKET ENVIRONMENT / CONDITIONS

Since the start of 2022, asset prices have responded to the hawkish (favoring aggressive, stronger action) pivot global central bankers made in late September 2021. Traditional assets such as equities and bonds posted dismal returns over the first six months of 2022. The S&P 500 Index had its worst start since 1946, while the Bloomberg U.S. Aggregate Bond Index had its worst start since the mid-1970s. Despite the demolition of asset prices, central bankers made it clear that they will continue to tighten financial conditions; risking economic growth in order to curtail inflation. These growth and inflation concerns have presented investors with the most challenging investing landscape in a generation.

The U.S. Federal Reserve (the “Fed”) began tightening financial conditions in March, raising short-term interest rates by 0.25%. Between March and May, inflation data continued to surprise to the upside, which led to a series of escalation measures aimed at curtailing it. The Fed raised rates by 0.50% and 0.75% at the May and June meetings, respectively. This was the first time that the Fed had raised rates by 0.75% since 1994. Encouragingly, following the June rate hike, evidence started to emerge that these extraordinary measures helped to cool down the overheated economy—housing markets cooled, and commodity price gains slowed and in many cases reversed. Inventories started to build as consumers shifted spending away from goods and towards services. Investors are anticipating that inflation has peaked as five-year breakeven rates, a measure of expected inflation (nominal bond yield minus the inflation-linked bond yield) over the next five-year period, continued to drop, finishing June at 2.60% after a peak of 3.59% in late March.

Despite signs that the Fed may have made progress in wrangling inflation, a noteworthy trend developed over the period where a large divergence emerged between consumer sentiment, a driving force in global economic output, and hard economic data. Historically, consumer sentiment and the rate of employment track each other closely. Recently, however, that relationship broke down. In the U.S., consumers recorded historical levels of pessimism while the labor market remained quite robust. Equities especially struggled in the second quarter. All major indices finished the period meaningfully lower, with Chinese equities being the notable exception. During the first six months of 2022, the S&P 500 Index finished 19.96% lower, while the MSCI EAFE and MSCI Emerging Markets indices finished lower by 19.57% and 17.63%, respectively. Gains in Chinese equities were attributed to the end of lockdowns in May and more flexible COVID-19 containment measures going forward. Encouragingly, policymakers in China shifted towards an economic growth posture, announcing a broad-based stimulus plan at the end of May, further supporting the optimism witnessed in equity prices.

Fixed income assets, particularly interest rates, were ground zero of the reporting period’s market turbulence. Interest rate product volatility reached a cyclical peak at the end of June. The primary driver of the volatility centered on investor expectations of the forward path of the U.S. Fed Funds rate. The Bloomberg U.S. Credit Index led the way down falling 13.81%. The FTSE U.S. Treasury and FTSE World Government Bond ex-U.S. (Hedged) indices shed 8.90% and 9.80%, respectively.

In currency trading, the U.S. dollar continued its rise relative to other currencies. These gains helped the dollar reach a twenty year high in the first quarter. While the dollar’s strength may be an asset to the Fed in trying to cool global demand, it comes at a cost to U.S. companies who sell their products overseas, ultimately weighing on their profit margins.

After months of unrelenting gains, commodity prices finally began to exhibit weakness towards the end of the second quarter. Industrial metals, such as copper, declined as the global supply constraints continued to ease. Energy prices remained high given sustained strong demand, with oil prices continuing higher, much to the chagrin of consumer-driven economies worldwide. The more energy heavy S&P Goldman Sachs Commodity Index ended the six-month period up 35.33% while the more balanced Bloomberg Commodity Index gained 18.03%.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The PanAgora Global Diversified Risk Portfolio (the “Portfolio”) investment philosophy is centered on the belief that risk diversification is the key to generating better risk-adjusted returns, and avoiding risk concentration within a portfolio is the best way to achieve true diversification. PanAgora seeks to accomplish this by evaluating risk across and within asset classes using proprietary risk assessment and management techniques, including an approach to tactical risk management called Dynamic Risk Allocation. The Portfolio targets a neutral risk allocation of 40% equities, 40% nominal fixed income and 20% inflation risk assets.

During the six-month period ended June 30, 2022, each of the main asset classes used in the Portfolio, including equities, nominal fixed income, and inflation risk assets, contributed negatively. Soaring levels of inflation, heightened geopolitical risks, and tightening monetary policy by central banks fueled investor uncertainty and weighed heavily on asset prices. Within equities, each of the sub-asset classes detracted from Portfolio performance for the period, with U.S. equities performing the worst. For nominal fixed income, international government debt was the largest detractor from Portfolio performance followed by U.S. government debt and then investment grade corporate debt. The yield on the benchmark 10-year U.S. Treasury

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Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Managed by PanAgora Asset Management, Inc.

Portfolio Manager Commentary*—(Continued)

Note jumped 1.46% since the start of the year as prices broadly declined. In terms of inflation risk assets, commodities were the sole sub-asset class which contributed positively to Portfolio performance, however, this was offset by the negative return contribution from inflation-linked bonds. The inflationary environment was a boon for commodity prices, particularly for the energy sector. Commodity prices raced higher on the back of higher oil and natural gas prices.

On average, the Portfolio maintained an overweight allocation to inflation risk assets and an underweight allocation to equities and nominal fixed income relative to the Portfolio’s strategic (neutral) risk targets. For the six-month period, this active positioning contributed to overall Portfolio performance.

The Portfolio invests in derivatives, such as exchange-traded futures within the equity, fixed income and commodities asset classes, and swaps on futures within fixed income and commodities. The Portfolio invests in derivatives in order to gain exposure to certain asset classes. All derivatives used during the period performed as expected.

By the end of June 30, 2022, the Portfolio maintained its underweight allocation to equities and nominal fixed income and overweight allocation to inflation risk assets relative to the strategic risk targets.

Within equities, the Portfolio had an overweight allocation to U.S. large cap and non-U.S. developed markets and an underweight allocation to emerging markets and U.S. small cap. Within nominal fixed income, the Portfolio had an underweight allocation to investment grade corporate debt and both U.S. and international government debt. Within inflation risk assets, the Portfolio had an overweight allocation to both commodities and inflation-linked bonds.

Edward Qian

Bryan Belton

Jonathan Beaulieu

Portfolio Managers

PanAgora Asset Management, Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The Dow Jones Moderate Portfolio Index is a member of the Dow Jones Relative Risk Index Series and is designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent an investor’s desired risk profile. The Dow Jones Moderate Portfolio Index level is set to 60% of the Dow Jones Global Stock CMAC Index’s downside risk over the past 36 months.

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PanAgora Global Diversified Risk Portfolio

A $10,000 INVESTMENT COMPARED TO THE DOW JONES MODERATE PORTFOLIO INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2022

	6 Month	1 Year	5 Year	Since Inception[1]
PanAgora Global Diversified Risk Portfolio
Class B	-19.80	-18.11	2.91	3.64
Dow Jones Moderate Portfolio Index	-15.76	-14.07	4.54	4.95

1 Inception date of Class B shares is 4/14/2014. The since inception return of the index is based on the Portfolio’s inception date.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2022

Exposures by Asset Class*

% of Net Assets
Global Developed Bonds	67.3
Global Developed Equities	35.0
Commodities - Production Weighted	26.3
Global Inflation-Linked Bonds	17.6
Global Emerging Equities	4.9

*	The percentages noted above are based on the notional amounts by asset class as a percentage of net assets.

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Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2022 through June 30, 2022.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

PanAgora Global Diversified Risk Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period** January 1, 2022 to June 30, 2022
Class B (a)	Actual	0.89%	$1,000.00	$802.00	$3.98
	Hypothetical*	0.89%	$1,000.00	$1,020.38	$4.46

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 7 of the Notes to Consolidated Financial Statements.

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Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022

Foreign Government—22.6% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Sovereign—22.6%
Deutsche Bundesrepublik Inflation Linked Bond 0.500%, 04/15/30 (EUR) (a)	78,976,407	$92,520,128
French Republic Government Bond OAT
0.100%, 03/01/26 (144A) (EUR) (a)	4,366,320	4,855,259
0.100%, 03/01/28 (EUR) (a)	15,528,330	17,268,686
0.100%, 03/01/29 (EUR) (a)	13,449,036	14,857,808
0.100%, 07/25/31 (144A) (EUR) (a)	9,620,864	10,544,190
0.100%, 03/01/36 (144A) (EUR) (a)	4,221,600	4,555,826
0.100%, 07/25/36 (144A) (EUR) (a)	4,506,200	4,746,280
0.100%, 07/25/47 (144A) (EUR) (a)	4,572,560	4,732,329
0.700%, 07/25/30 (144A) (EUR) (a)	29,173,424	33,831,296
1.850%, 07/25/27 (EUR) (a)	26,336,844	31,861,530
3.400%, 07/25/29 (EUR) (a)	9,657,830	13,286,383
Italy Buoni Poliennali Del Tesoro
0.100%, 05/15/23 (EUR) (a)	7,894,110	8,603,654
0.150%, 05/15/51 (144A) (EUR) (a)	6,589,500	4,747,923
0.400%, 05/15/30 (144A) (EUR) (a)	11,417,550	11,387,733
0.650%, 05/15/26 (EUR) (a)	7,319,817	7,902,200
1.250%, 09/15/32 (144A) (EUR) (a)	14,130,006	14,738,240
1.300%, 05/15/28 (144A) (EUR) (a)	11,438,400	12,471,860
2.350%, 09/15/24 (144A) (EUR) (a)	8,057,350	9,242,812
2.550%, 09/15/41 (144A) (EUR) (a)	2,488,860	3,067,557
2.600%, 09/15/23 (144A) (EUR) (a)	1,830,710	2,073,200
3.100%, 09/15/26 (144A) (EUR) (a)	9,717,360	11,620,254
United Kingdom Gilt Inflation Linked Bonds
0.125%, 03/22/24 (GBP) (a)	2,757,460	3,547,181
0.125%, 03/22/26 (GBP) (a)	2,588,500	3,389,688
0.125%, 08/10/28 (GBP) (a)	8,456,522	11,385,584
0.125%, 03/22/29 (GBP) (a)	17,470,302	23,764,251
0.125%, 08/10/31 (GBP) (a)	5,008,828	7,052,158
0.125%, 03/22/44 (GBP) (a)	2,757,420	4,093,719
0.125%, 08/10/48 (GBP) (a)	2,432,600	3,697,860
0.125%, 03/22/58 (GBP) (a)	6,530,800	10,365,982
0.125%, 11/22/65 (GBP) (a)	5,133,440	8,668,794
0.125%, 03/22/68 (GBP) (a)	5,086,414	8,943,517
0.250%, 03/22/52 (GBP) (a)	2,761,660	4,385,097
0.375%, 03/22/62 (GBP) (a)	7,086,300	12,539,496
0.500%, 03/22/50 (GBP) (a)	7,831,050	13,069,347
0.625%, 03/22/40 (GBP) (a)	22,459,817	35,528,412
0.625%, 11/22/42 (GBP) (a)	9,438,660	15,249,404
0.750%, 03/22/34 (GBP) (a)	7,915,765	12,024,277
0.750%, 11/22/47 (GBP) (a)	9,652,080	16,602,116
1.250%, 11/22/27 (GBP) (a)	1,069,511	1,513,415
1.250%, 11/22/32 (GBP) (a)	18,616,856	29,200,378

Total Foreign Government (Cost $654,175,389)		543,935,824

Common Stocks—21.0%

Aerospace & Defense—0.2%
Boeing Co. (The) (b)	2,447	334,554
CAE, Inc. (b)	11,507	283,563
Elbit Systems, Ltd.	165	37,820

Aerospace & Defense—(Continued)
Howmet Aerospace, Inc.	1,125	35,381
Huntington Ingalls Industries, Inc.	3,172	690,925
L3Harris Technologies, Inc.	2,861	691,504
Lockheed Martin Corp.	1,618	695,675
MTU Aero Engines AG	539	98,115
Northrop Grumman Corp.	68	32,543
Raytheon Technologies Corp.	6,738	647,589
Rolls-Royce Holdings plc (b)	111,792	113,057
Safran S.A.	66	6,603
Textron, Inc.	7,456	455,338
Thales S.A.	1,394	170,997
TransDigm Group, Inc. (b)	875	469,586

		4,763,250

Air Freight & Logistics—0.1%
DSV A/S	67	9,381
Expeditors International of Washington, Inc.	6,718	654,736
FedEx Corp.	3,016	683,758
SG Holdings Co., Ltd.	6,900	116,495
United Parcel Service, Inc. - Class B	2,686	490,303
Yamato Holdings Co., Ltd.	600	9,589

		1,964,262

Airlines—0.1%
Air Canada (b)	12,071	150,419
Alaska Air Group, Inc. (b)	1,237	49,542
ANA Holdings, Inc. (b)	9,000	165,937
Delta Air Lines, Inc. (b)	11,884	344,279
Japan Airlines Co., Ltd. (b)	7,700	134,903
Qantas Airways, Ltd. (b)	40,567	125,277
Southwest Airlines Co. (b)	5,276	190,569
United Airlines Holdings, Inc. (b)	8,385	296,997

		1,457,923

Auto Components—0.1%
Aisin Corp.	6,700	207,586
Aptiv plc (b)	4,647	413,908
Bridgestone Corp.	7,800	284,755
Continental AG	2,460	171,430
Denso Corp.	3,100	164,895
Magna International, Inc.	9,167	503,359
Sumitomo Electric Industries, Ltd.	17,800	196,858

		1,942,791

Automobiles—0.1%
Bayerische Motoren Werke AG	2,385	183,614
Ferrari NV	2,977	549,081
General Motors Co. (b)	2,194	69,682
Honda Motor Co., Ltd.	400	9,676
Isuzu Motors, Ltd.	800	8,820
Renault S.A. (b)	537	13,590
Stellantis NV (Milan-Traded Shares)	26,508	330,120

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

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Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022

Common Stocks—(Continued)

Security Description	Shares	Value

Automobiles—(Continued)
Subaru Corp.	17,900	$318,436
Tesla, Inc. (b)	789	531,328
Toyota Motor Corp.	15,600	240,251

		2,254,598

Banks—0.4%
ABN AMRO Bank NV	9,677	108,796
Banco Bilbao Vizcaya Argentaria S.A.	6,263	28,426
Banco Santander S.A.	2,376	6,700
Bank Hapoalim B.M.	16,973	142,649
Bank Leumi Le-Israel B.M.	17,078	152,828
Bank of America Corp.	11,335	352,859
Bank of Montreal	2,066	198,671
Bank of Nova Scotia (The)	409	24,206
BOC Hong Kong Holdings, Ltd.	181,000	716,391
CaixaBank S.A.	44,730	155,658
Canadian Imperial Bank of Commerce	3,482	169,096
Chiba Bank, Ltd. (The)	25,700	140,497
Citigroup, Inc.	7,407	340,648
Citizens Financial Group, Inc.	656	23,413
Comerica, Inc.	5,003	367,120
Commerzbank AG (b)	8,411	58,932
Commonwealth Bank of Australia	215	13,421
Concordia Financial Group, Ltd.	40,400	140,004
Credit Agricole S.A.	26,012	238,282
Danske Bank A/S	7,920	112,250
DNB Bank ASA	14,344	258,152
Erste Group Bank AG	4,860	123,451
Fifth Third Bancorp	8,172	274,579
Hang Seng Bank, Ltd.	41,100	726,176
HSBC Holdings plc (Hong Kong-Traded Shares)	22,205	144,862
Huntington Bancshares, Inc.	34,963	420,605
ING Groep NV	20,021	198,699
Israel Discount Bank, Ltd. - Class A	1,713	8,968
Japan Post Bank Co., Ltd.	37,600	292,449
JPMorgan Chase & Co.	3,382	380,847
KBC Group NV	2,797	157,119
KeyCorp	1,042	17,954
M&T Bank Corp.	299	47,658
Mitsubishi UFJ Financial Group, Inc.	36,000	192,618
Mizrahi Tefahot Bank, Ltd.	4,715	156,882
Mizuho Financial Group, Inc.	13,250	150,669
NatWest Group plc	47,772	127,081
Raiffeisen Bank International AG	458	4,973
Regions Financial Corp.	17,806	333,862
Resona Holdings, Inc.	47,700	178,702
Royal Bank of Canada	2,050	198,502
Shizuoka Bank, Ltd. (The)	1,700	10,214
Signature Bank	101	18,100
Skandinaviska Enskilda Banken AB - Class A	1,128	11,084
Societe Generale S.A.	5,443	119,373
Sumitomo Mitsui Financial Group, Inc.	7,000	207,893
Sumitomo Mitsui Trust Holdings, Inc.	7,300	224,915
SVB Financial Group (b)	699	276,098
Swedbank AB - A Shares	10,206	129,126
Toronto-Dominion Bank (The)	2,465	161,646

Banks—(Continued)
Truist Financial Corp.	8,474	401,922
U.S. Bancorp	8,809	405,390
Wells Fargo & Co.	9,755	382,103
Zions Bancorp N.A.	8,763	446,037

		10,679,556

Beverages—0.5%
Anheuser-Busch InBev S.A.	14,662	790,905
Asahi Group Holdings, Ltd.	18,700	612,964
Brown-Forman Corp. - Class B	17,054	1,196,509
Budweiser Brewing Co. APAC, Ltd.	82,100	246,246
Carlsberg AS - Class B	8,181	1,043,574
Coca-Cola Co. (The)	6,959	437,791
Coca-Cola Europacific Partners plc	11,458	591,347
Coca-Cola HBC AG	25,688	570,376
Constellation Brands, Inc. - Class A	4,896	1,141,062
Davide Campari-Milano NV	37,586	396,854
Diageo plc	10,115	436,380
Heineken Holding NV	5,075	371,204
Heineken NV	3,983	364,770
Ito En, Ltd.	12,000	537,302
Kirin Holdings Co., Ltd.	18,800	296,292
Molson Coors Beverage Co. - Class B	11,047	602,172
Monster Beverage Corp. (b)	15,355	1,423,409
PepsiCo, Inc.	2,493	415,483
Pernod Ricard S.A.	1,307	242,103
Remy Cointreau S.A.	1,877	330,552
Suntory Beverage & Food, Ltd.	14,000	529,554
Treasury Wine Estates, Ltd.	75,341	589,865

		13,166,714

Biotechnology—0.2%
AbbVie, Inc.	1,946	298,049
Amgen, Inc.	916	222,863
Argenx SE (b)	1,714	646,893
Biogen, Inc. (b)	2,866	584,492
CSL, Ltd.	2,633	489,234
Genmab A/S (b)	1,733	562,135
Gilead Sciences, Inc.	9,573	591,707
Grifols S.A.	2,838	53,682
Incyte Corp. (b)	3,956	300,537
Moderna, Inc. (b)	2,956	422,265
Regeneron Pharmaceuticals, Inc. (b)	917	542,066
Vertex Pharmaceuticals, Inc. (b)	2,516	708,984

		5,422,907

Building Products—0.2%
A.O. Smith Corp.	9,150	500,322
AGC, Inc.	200	7,037
Allegion plc	514	50,321
Assa Abloy AB - Class B	828	17,719
Carrier Global Corp.	6,698	238,851
Johnson Controls International plc	10,482	501,878
Kingspan Group plc	2,230	134,156
Lixil Corp.	9,500	178,037

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

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PanAgora Global Diversified Risk Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022

Common Stocks—(Continued)

Security Description	Shares	Value

Building Products—(Continued)
Masco Corp.	14,577	$737,596
Nibe Industrier AB - B Shares	34,279	257,695
Rockwool International A/S - B Shares	543	122,764
TOTO, Ltd.	6,600	218,173
Trane Technologies plc	4,510	585,714
Xinyi Glass Holdings, Ltd.	75,000	180,521

		3,730,784

Capital Markets—0.2%
3i Group plc	9,488	128,179
Ameriprise Financial, Inc.	1,530	363,650
Amundi S.A.	153	8,469
ASX, Ltd.	3,879	218,921
Bank of New York Mellon Corp. (The)	1,024	42,711
Brookfield Asset Management, Inc. - Class A	3,596	159,965
Cboe Global Markets, Inc.	356	40,296
Charles Schwab Corp. (The)	3,939	248,866
CME Group, Inc.	270	55,269
Credit Suisse Group AG	2,008	11,434
Daiwa Securities Group, Inc.	27,300	121,989
Deutsche Boerse AG	1,113	186,154
EQT AB	362	7,525
Franklin Resources, Inc.	17,522	408,438
Goldman Sachs Group, Inc. (The)	265	78,710
Hargreaves Lansdown plc	2,100	20,161
Hong Kong Exchanges & Clearing, Ltd.	8,900	444,272
Intercontinental Exchange, Inc.	152	14,294
Japan Exchange Group, Inc.	12,600	181,972
London Stock Exchange Group plc	2,345	217,989
Macquarie Group, Ltd.	1,506	171,162
MarketAxess Holdings, Inc.	1,429	365,838
Moody’s Corp.	68	18,494
Morgan Stanley	4,490	341,509
MSCI, Inc.	84	34,621
Nomura Holdings, Inc.	31,900	116,677
Northern Trust Corp.	4,866	469,472
Onex Corp.	2,573	128,130
Raymond James Financial, Inc.	276	24,677
Singapore Exchange, Ltd.	22,200	151,335
St. James’s Place plc	3,307	44,446
State Street Corp.	5,505	339,383
T. Rowe Price Group, Inc.	3,173	360,485
TMX Group, Ltd.	3,987	405,762
UBS Group AG	1,081	17,450

		5,948,705

Chemicals—0.9%
Air Liquide S.A.	1,799	243,156
Air Products & Chemicals, Inc.	4,894	1,176,909
Akzo Nobel NV	2,828	186,842
Albemarle Corp.	3,973	830,278
Arkema S.A.	1,384	124,729
Asahi Kasei Corp.	23,200	177,296
BASF SE	2,360	102,698
Celanese Corp.	4,929	579,700
CF Industries Holdings, Inc.	5,032	431,393

Chemicals—(Continued)
Chr Hansen Holding A/S	12,384	903,502
Clariant AG	15,172	289,281
Corteva, Inc.	14,516	785,896
Covestro AG	5,007	173,049
Croda International plc	3,093	243,915
Dow, Inc.	17,377	896,827
DuPont de Nemours, Inc.	13,977	776,842
Eastman Chemical Co.	7,783	698,680
Ecolab, Inc.	6,503	999,901
EMS-Chemie Holding AG	351	261,492
Evonik Industries AG	6,429	137,262
FMC Corp.	4,043	432,641
Givaudan S.A.	141	498,324
ICL Group, Ltd.	25,362	231,607
International Flavors & Fragrances, Inc.	8,756	1,043,015
Johnson Matthey plc	15,882	372,726
JSR Corp.	7,100	184,398
Koninklijke DSM NV	1,713	247,456
LANXESS AG	5,734	205,386
Linde plc	3,853	1,107,853
LyondellBasell Industries NV - Class A	3,154	275,849
Mitsubishi Chemical Holdings Corp.	40,300	218,490
Mitsui Chemicals, Inc.	500	10,660
Mosaic Co. (The)	7,654	361,498
Nippon Paint Holdings Co., Ltd.	21,675	161,727
Nippon Sanso Holdings Corp.	11,100	177,097
Nissan Chemical Corp.	4,900	225,994
Nitto Denko Corp.	2,700	174,892
Novozymes A/S - B Shares	10,318	621,324
Nutrien, Ltd.	3,998	318,393
Orica, Ltd.	43,374	471,264
PPG Industries, Inc.	6,019	688,212
Sherwin-Williams Co. (The)	1,740	389,603
Shin-Etsu Chemical Co., Ltd.	1,300	146,756
Sika AG	1,094	252,381
Solvay S.A.	4,601	373,277
Sumitomo Chemical Co., Ltd.	52,700	205,728
Symrise AG	2,644	287,746
Toray Industries, Inc.	36,900	207,170
Tosoh Corp.	13,100	162,811
Umicore S.A.	11,919	416,628
Yara International ASA	278	11,667

		20,502,221

Commercial Services & Supplies—0.1%
Brambles, Ltd.	33,059	244,202
Cintas Corp.	1,428	533,401
Copart, Inc. (b)	403	43,790
GFL Environmental, Inc.	11,462	295,276
Rentokil Initial plc	41,365	239,083
Republic Services, Inc.	273	35,728
Ritchie Bros Auctioneers, Inc.	9,242	601,319
Securitas AB - B Shares	14,937	129,683
TOPPAN, Inc.	7,600	127,065
Waste Management, Inc.	514	78,632

		2,328,179

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-7

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022

Common Stocks—(Continued)

Security Description	Shares	Value

Communications Equipment—0.1%
Arista Networks, Inc. (b)	533	$49,964
Cisco Systems, Inc.	11,218	478,336
F5, Inc. (b)	3,081	471,516
Juniper Networks, Inc.	21,314	607,449
Motorola Solutions, Inc.	214	44,854
Nokia Oyj	38,942	181,399
Telefonaktiebolaget LM Ericsson - B Shares	39,442	294,382

		2,127,900

Construction & Engineering—0.1%
ACS Actividades de Construccion y Servicios S.A.	9,639	233,844
Ferrovial S.A.	7,239	184,597
Obayashi Corp.	17,800	129,306
Quanta Services, Inc.	5,089	637,855
Shimizu Corp.	25,700	142,156
Vinci S.A.	59	5,301
WSP Global, Inc.	3,379	382,054

		1,715,113

Construction Materials—0.1%
CRH plc	10,173	352,119
HeidelbergCement AG	2,883	138,494
Holcim, AG	321	13,749
James Hardie Industries plc	11,076	242,607
Martin Marietta Materials, Inc.	2,296	687,055
Vulcan Materials Co.	5,813	826,027

		2,260,051

Consumer Finance—0.1%
American Express Co.	2,759	382,453
Capital One Financial Corp.	2,692	280,479
Discover Financial Services	2,933	277,403
Synchrony Financial	11,109	306,831

		1,247,166

Containers & Packaging—0.3%
AMCOR plc	39,726	493,794
Avery Dennison Corp.	4,967	804,008
Ball Corp.	13,097	900,681
CCL Industries, Inc. - Class B	4,654	219,973
International Paper Co.	26,503	1,108,621
Packaging Corp. of America	8,053	1,107,288
Sealed Air Corp.	13,431	775,237
Smurfit Kappa Group plc	10,676	360,257
Westrock Co.	12,875	512,940

		6,282,799

Distributors—0.0%
LKQ Corp.	4,043	198,471
Pool Corp.	443	155,595

		354,066

Diversified Consumer Services—0.0%
IDP Education, Ltd.	14,274	234,330

Diversified Financial Services—0.0%
Berkshire Hathaway, Inc. - Class B (b)	69	18,838
EXOR NV	1,991	124,960
Groupe Bruxelles Lambert S.A.	151	12,615
Investor AB - B Shares	1,384	22,778
L E Lundbergforetagen AB - B Shares	3,278	133,393
Mitsubishi HC Capital, Inc.	31,200	144,024
ORIX Corp.	1,700	28,538
Sofina S.A.	972	198,807
Wendel S.E.	1,750	147,922

		831,875

Diversified Telecommunication Services—1.0%
AT&T, Inc.	67,229	1,409,120
BCE, Inc.	338	16,614
BT Group plc	165,637	375,863
Cellnex Telecom S.A.	268	10,440
Deutsche Telekom AG	33,787	670,829
Elisa Oyj	882	49,577
HKT Trust & HKT, Ltd.	642,000	862,674
Infrastrutture Wireless Italiane S.p.A.	5,180	52,699
Koninklijke KPN NV	472,401	1,685,108
Lumen Technologies, Inc.	113,667	1,240,107
Nippon Telegraph & Telephone Corp.	27,100	778,101
Orange S.A.	56,320	662,314
Proximus SADP	72,184	1,064,244
Singapore Telecommunications, Ltd.	2,251,300	4,102,893
Spark New Zealand, Ltd.	2,550	7,643
Swisscom AG	10,145	5,615,533
Telecom Italia S.p.A. (b)	14,841	3,889
Telefonica Deutschland Holding AG	311,175	893,726
Telia Co. AB	571,829	2,190,897
Telstra Corp., Ltd.	157,275	417,756
TELUS Corp.	771	17,173
United Internet AG	14,962	426,958
Verizon Communications, Inc.	36,208	1,837,556

		24,391,714

Electric Utilities—1.8%
Alliant Energy Corp.	28,330	1,660,421
American Electric Power Co., Inc.	7,053	676,665
Chubu Electric Power Co., Inc.	252,400	2,541,556
CK Infrastructure Holdings, Ltd.	238,665	1,466,328
CLP Holdings, Ltd.	423,000	3,511,690
Constellation Energy Corp.	30,295	1,734,692
Duke Energy Corp.	7,772	833,236
Edison International	15,787	998,370
Electricite de France S.A.	178,646	1,462,235
Elia Group S.A.	4,301	610,115
Emera, Inc.	14,591	683,528
Endesa S.A.	10,670	201,350
Enel S.p.A.	41,848	230,013
Entergy Corp.	15,092	1,699,963
Evergy, Inc.	26,075	1,701,394
Eversource Energy	10,819	913,881
Exelon Corp.	13,031	590,565
FirstEnergy Corp.	35,185	1,350,752

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-8

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022

Common Stocks—(Continued)

Security Description	Shares	Value

Electric Utilities—(Continued)
Fortis, Inc.	11,726	$554,325
Fortum Oyj	17,983	270,175
HK Electric Investments & HK Electric Investments, Ltd.	821,000	753,429
Iberdrola S.A.	24,023	249,282
Kansai Electric Power Co., Inc. (The)	424,100	4,201,856
NextEra Energy, Inc.	26,361	2,041,923
NRG Energy, Inc.	33,917	1,294,612
Origin Energy, Ltd.	53,158	211,730
Pinnacle West Capital Corp.	16,554	1,210,428
Power Assets Holdings, Ltd.	616,000	3,879,963
PPL Corp.	37,314	1,012,329
Red Electrica Corp. S.A.	15,619	295,716
Southern Co. (The)	11,290	805,090
SSE plc	33,580	663,880
Terna - Rete Elettrica Nazionale	53,134	417,615
Tokyo Electric Power Co. Holdings, Inc. (b)	616,900	2,578,809
Verbund AG	98	9,594
Xcel Energy, Inc.	9,531	674,414

		43,991,924

Electrical Equipment—0.1%
ABB, Ltd.	881	23,546
Eaton Corp. plc	5,390	679,086
Emerson Electric Co.	8,092	643,638
Fuji Electric Co., Ltd.	200	8,295
Generac Holdings, Inc. (b)	1,933	407,051
Nidec Corp.	100	6,183
Prysmian S.p.A.	4,816	132,907
Rockwell Automation, Inc.	219	43,649
Siemens Gamesa Renewable Energy S.A. (b)	16,000	302,065
Vestas Wind Systems A/S	6,149	130,307

		2,376,727

Electronic Equipment, Instruments & Components—0.2%
Amphenol Corp. - Class A	478	30,774
Azbil Corp.	8,000	210,401
CDW Corp.	2,861	450,779
Corning, Inc.	17,081	538,222
Halma plc	17,330	427,213
Hamamatsu Photonics KK	6,900	268,282
Hexagon AB - B Shares	19,521	202,983
Hirose Electric Co., Ltd.	2,810	371,069
Ibiden Co., Ltd.	6,600	184,457
Keyence Corp.	652	223,134
Keysight Technologies, Inc. (b)	139	19,161
Kyocera Corp.	7,000	374,685
Murata Manufacturing Co., Ltd.	3,900	211,226
Omron Corp.	4,000	203,413
TDK Corp.	419	12,958
TE Connectivity, Ltd.	227	25,685
Teledyne Technologies, Inc. (b)	1,730	648,940
Trimble, Inc. (b)	5,868	341,694
Yokogawa Electric Corp.	13,300	218,205
Zebra Technologies Corp. - Class A (b)	1,169	343,627

		5,306,908

Energy Equipment & Services—0.1%
Baker Hughes Co.	12,670	365,783
Halliburton Co.	23,705	743,389
Schlumberger NV	17,787	636,063

		1,745,235

Entertainment—0.6%
Activision Blizzard, Inc.	16,611	1,293,332
Bollore SE	50,691	236,483
Capcom Co., Ltd.	24,900	605,111
Electronic Arts, Inc.	11,467	1,394,961
Embracer Group AB (b)	133,655	1,020,218
Koei Tecmo Holdings Co., Ltd.	12,380	399,943
Konami Holdings Corp.	6,800	376,611
Live Nation Entertainment, Inc. (b)	9,617	794,172
Netflix, Inc. (b)	2,846	497,680
Nexon Co., Ltd.	31,800	651,550
Nintendo Co., Ltd.	941	406,693
Sea, Ltd. (ADR) (b)	25,416	1,699,314
Square Enix Holdings Co., Ltd.	8,800	390,049
Take-Two Interactive Software, Inc. (b)	8,065	988,204
Toho Co., Ltd.	15,100	546,226
UBISOFT Entertainment S.A. (b)	9,338	412,474
Universal Music Group NV	30,707	620,410
Walt Disney Co. (The) (b)	8,930	842,992
Warner Bros Discovery, Inc. (b)	57,283	768,738

		13,945,161

Equity Real Estate Investment Trusts—0.5%
Alexandria Real Estate Equities, Inc.	3,123	452,929
American Tower Corp.	2,004	512,202
Ascendas Real Estate Investment Trust	110,100	225,979
AvalonBay Communities, Inc.	342	66,433
Canadian Apartment Properties	5,031	175,178
CapitaLand Integrated Commercial Trust	127,900	199,930
Covivio	1,553	86,994
Crown Castle International Corp.	292	49,167
Daiwa House REIT Investment Corp.	9	20,401
Digital Realty Trust, Inc.	3,149	408,835
Duke Realty Corp.	947	52,038
Equinix, Inc.	642	421,807
Equity Residential	5,653	408,260
Essex Property Trust, Inc.	49	12,814
Extra Space Storage, Inc.	2,135	363,206
Federal Realty OP L.P.	179	17,137
Gecina S.A.	100	9,407
GLP J-REIT	8	9,778
Goodman Group	15,184	186,788
Healthpeak Properties, Inc.	13,192	341,805
Host Hotels & Resorts, Inc.	29,503	462,607
Iron Mountain, Inc.	10,149	494,155
Japan Metropolitan Fund Invest	149	116,129
Japan Real Estate Investment Corp.	52	239,175
Kimco Realty Corp.	18,309	361,969
Link REIT	92,500	755,454
Mid-America Apartment Communities, Inc.	284	49,606
Mirvac Group	90,992	123,927

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-9

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
Nippon Building Fund, Inc.	55	$273,663
Nippon Prologis REIT, Inc.	11	27,055
Nomura Real Estate Master Fund, Inc.	7	8,741
Prologis, Inc.	3,545	417,069
Public Storage	1,499	468,692
Realty Income Corp.	7,485	510,926
Regency Centers Corp.	6,897	409,061
RioCan Real Estate Investment Trust	9,144	142,218
Scentre Group	75,506	134,834
Segro plc	13,306	158,227
Simon Property Group, Inc.	154	14,618
UDR, Inc.	9,073	417,721
Unibail-Rodamco-Westfield (b)	1,687	86,096
Ventas, Inc.	8,121	417,663
Vicinity Centres	133,085	168,682
Vornado Realty Trust	10,423	297,994
Welltower, Inc.	5,331	439,008
Weyerhaeuser Co.	2,514	83,264

		11,099,642

Food & Staples Retailing—0.6%
Aeon Co., Ltd.	22,400	388,849
Alimentation Couche-Tard, Inc.	10,304	401,930
Carrefour S.A.	15,871	281,600
Coles Group, Ltd.	61,524	756,662
Costco Wholesale Corp.	800	383,424
Empire Co., Ltd.	26,106	804,151
Endeavour Group, Ltd.	74,002	386,812
George Weston, Ltd.	4,806	561,434
HelloFresh SE (b)	14,808	479,170
J Sainsbury plc	170,804	424,286
Jeronimo Martins SGPS S.A.	453	9,846
Kesko Oyj - B Shares	8,290	195,702
Kobe Bussan Co., Ltd.	10,700	261,925
Koninklijke Ahold Delhaize NV	35,547	926,416
Kroger Co. (The)	20,191	955,640
Loblaw Cos., Ltd.	8,732	787,522
Metro, Inc.	23,373	1,254,537
Ocado Group plc (b)	23,237	220,994
Seven & i Holdings Co., Ltd.	12,600	488,433
Sysco Corp.	9,862	835,410
Tesco plc	134,156	417,272
Walgreens Boots Alliance, Inc.	26,254	995,026
Walmart, Inc.	4,060	493,615
Welcia Holdings Co., Ltd.	21,500	430,774
Woolworths Group, Ltd.	32,200	791,007

		13,932,437

Food Products—1.0%
Ajinomoto Co., Inc.	37,300	907,673
Archer-Daniels-Midland Co.	15,278	1,185,573
Associated British Foods plc	30,775	594,929
Barry Callebaut AG	441	987,686
Campbell Soup Co.	17,514	841,548
Chocoladefabriken Lindt & Spruengli AG	9	943,653
Conagra Brands, Inc.	29,076	995,562

Food Products—(Continued)
Danone S.A.	4,466	250,984
General Mills, Inc.	21,085	1,590,863
Hershey Co. (The)	5,977	1,286,011
Hormel Foods Corp.	17,052	807,583
J.M. Smucker Co. (The)	6,328	810,047
JDE Peet’s NV	17,219	491,573
Kellogg Co.	9,275	661,679
Kerry Group plc - Class A	24,507	2,347,645
Kikkoman Corp.	9,400	499,253
Kraft Heinz Co. (The)	22,771	868,486
Lamb Weston Holdings, Inc.	18,242	1,303,573
McCormick & Co., Inc.	7,384	614,718
MEIJI Holdings Co., Ltd.	18,600	913,177
Mondelez International, Inc. - Class A	17,961	1,115,199
Mowi ASA	11,085	252,901
Nestle S.A.	2,456	288,141
Nisshin Seifun Group, Inc.	35,000	409,779
Nissin Foods Holdings Co., Ltd.	10,500	724,886
Orkla ASA	36,341	290,885
Saputo, Inc.	16,806	366,489
Tyson Foods, Inc. - Class A	12,941	1,113,702
WH Group, Ltd.	19,603	15,167
Wilmar International, Ltd.	19,300	56,156
Yakult Honsha Co., Ltd.	9,700	559,984

		24,095,505

Gas Utilities—0.7%
AltaGas, Ltd.	10,370	218,808
APA Group	70,345	546,869
Atmos Energy Corp.	9,800	1,098,580
Enagas S.A.	11,322	250,087
Hong Kong & China Gas Co., Ltd.	3,888,270	4,188,865
Naturgy Energy Group S.A.	10,000	288,044
Osaka Gas Co., Ltd.	216,000	4,148,508
Snam S.p.A.	78,165	410,259
Tokyo Gas Co., Ltd.	252,700	5,228,216

		16,378,236

Health Care Equipment & Supplies—0.6%
Abbott Laboratories	5,037	547,270
ABIOMED, Inc. (b)	2,058	509,376
Alcon, Inc.	9,482	662,358
Align Technology, Inc. (b)	1,202	284,477
Asahi Intecc Co., Ltd.	13,000	195,987
Baxter International, Inc.	5,797	372,341
Becton Dickinson & Co.	2,289	564,307
BioMerieux	3,920	382,886
Boston Scientific Corp. (b)	1,910	71,186
Carl Zeiss Meditec AG	2,979	355,738
Cochlear, Ltd.	2,713	372,345
Coloplast A/S - Class B	6,489	741,145
Demant A/S (b)	12,077	453,342
Dentsply Sirona, Inc.	11,305	403,928
DexCom, Inc. (b)	5,256	391,730
DiaSorin S.p.A.	4,280	562,165
Edwards Lifesciences Corp. (b)	5,477	520,808

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-10

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
Fisher & Paykel Healthcare Corp., Ltd.	4,357	$54,279
Getinge AB - B Shares	5,888	136,178
GN Store Nord AS	11,346	400,238
Hologic, Inc. (b)	3,004	208,177
Hoya Corp.	2,900	247,906
IDEXX Laboratories, Inc. (b)	1,110	389,310
Intuitive Surgical, Inc. (b)	1,956	392,589
Koninklijke Philips NV	8,079	175,294
Medtronic plc	1,785	160,204
Olympus Corp.	15,500	311,717
ResMed, Inc.	2,453	514,222
Siemens Healthineers AG	7,171	364,527
Smith & Nephew plc	25,485	356,309
Sonova Holding AG	1,811	576,753
STERIS plc	2,343	483,009
Straumann Holding AG	3,770	453,504
Stryker Corp.	2,248	447,195
Sysmex Corp.	4,862	292,955
Teleflex, Inc.	1,871	459,985
Terumo Corp.	11,400	343,768
Zimmer Biomet Holdings, Inc.	6,134	644,438

		14,803,946

Health Care Providers & Services—0.3%
AmerisourceBergen Corp.	311	44,000
Amplifon S.p.A.	6,737	207,406
Cardinal Health, Inc.	9,647	504,249
Centene Corp. (b)	7,425	628,229
DaVita, Inc. (b)	4,590	367,016
Elevance Health, Inc.	1,310	632,180
Fresenius Medical Care AG & Co. KGaA	4,382	218,855
Fresenius SE & Co. KGaA	13,123	397,630
HCA Healthcare, Inc.	2,105	353,766
Henry Schein, Inc. (b)	5,759	441,946
Humana, Inc.	1,321	618,321
Laboratory Corp. of America Holdings	2,297	538,325
McKesson Corp.	537	175,175
NMC Health plc (b) (c) (d)	1,427	0
Orpea S.A.	169	4,119
Quest Diagnostics, Inc.	4,223	561,575
Ramsay Health Care, Ltd.	11,234	568,139
Sonic Healthcare, Ltd.	22,139	504,710
UnitedHealth Group, Inc.	102	52,390
Universal Health Services, Inc. - Class B	4,315	434,564

		7,252,595

Health Care Technology—0.0%
M3, Inc.	7,241	208,330

Hotels, Restaurants & Leisure—0.4%
Accor S.A. (b)	4,947	135,864
Aristocrat Leisure, Ltd.	10,669	253,383
Booking Holdings, Inc. (b)	268	468,729
Caesars Entertainment, Inc. (b)	5,792	221,834
Carnival Corp. (b)	2,755	23,831
Chipotle Mexican Grill, Inc. (b)	444	580,424

Hotels, Restaurants & Leisure—(Continued)
Compass Group plc	9,513	194,758
Darden Restaurants, Inc.	2,179	246,489
Domino’s Pizza Enterprises, Ltd.	4,881	228,911
Domino’s Pizza, Inc.	1,454	566,638
Entain plc (b)	9,183	139,344
Evolution AB	1,311	119,365
Expedia Group, Inc. (b)	3,077	291,792
Flutter Entertainment plc (b)	3,653	369,819
Genting Singapore, Ltd.	23,400	12,146
Hilton Worldwide Holdings, Inc.	4,237	472,171
InterContinental Hotels Group plc	2,871	152,212
La Francaise des Jeux SAEM	4,760	165,828
Las Vegas Sands Corp. (b)	12,491	419,573
Lottery Corp., Ltd. (The) (b)	75,512	235,592
Marriott International, Inc. - Class A	3,127	425,303
McDonald’s Corp.	516	127,390
McDonald’s Holdings Co. Japan, Ltd.	14,100	513,322
Oriental Land Co., Ltd.	2,400	334,242
Restaurant Brands International, Inc.	17,549	880,313
Royal Caribbean Cruises, Ltd. (b)	632	22,063
Sodexo S.A.	3,277	232,532
Starbucks Corp.	7,777	594,085
Whitbread plc	4,671	141,115
Wynn Resorts, Ltd. (b)	6,079	346,381
Yum! Brands, Inc.	927	105,224

		9,020,673

Household Durables—0.2%
Barratt Developments plc	30,881	172,135
Berkeley Group Holdings plc	4,419	200,503
Garmin, Ltd.	1,964	192,963
Iida Group Holdings Co., Ltd.	2,000	30,806
Mohawk Industries, Inc. (b)	4,237	525,769
Newell Brands, Inc.	15,535	295,786
NVR, Inc. (b)	149	596,617
Open House Group Co., Ltd.	3,900	155,338
Persimmon plc	6,131	139,173
PulteGroup, Inc.	13,589	538,532
Sekisui Chemical Co., Ltd.	12,100	165,754
Sekisui House, Ltd.	12,000	210,020
Sharp Corp.	900	6,966
Sony Group Corp.	3,000	245,172
Taylor Wimpey plc	82,344	117,052
Whirlpool Corp.	3,273	506,890

		4,099,476

Household Products—0.3%
Church & Dwight Co., Inc.	13,833	1,281,766
Clorox Co. (The)	3,238	456,493
Colgate-Palmolive Co.	13,878	1,112,183
Essity AB - Class B	11,562	301,870
Henkel AG & Co. KGaA	12,549	767,977
Kimberly-Clark Corp.	8,557	1,156,478
Procter & Gamble Co. (The)	10,016	1,440,201
Reckitt Benckiser Group plc	8,208	616,511
Unicharm Corp.	17,100	572,516

		7,705,995

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-11

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022

Common Stocks—(Continued)

Security Description	Shares	Value

Independent Power and Renewable Electricity Producers—0.1%
AES Corp. (The)	73,821	$1,550,979
Brookfield Renewable Corp. - Class A	298	10,615
RWE AG	28,944	1,066,760
Uniper SE	34,243	508,137

		3,136,491

Industrial Conglomerates—0.1%
3M Co.	4,864	629,450
CK Hutchison Holdings, Ltd.	101,000	686,880
DCC plc	2,210	138,092
General Electric Co.	4,536	288,807
Hitachi, Ltd.	2,900	137,406
Jardine Matheson Holdings, Ltd.	3,400	178,950
Keppel Corp., Ltd.	5,800	27,117
Melrose Industries plc	2,424	4,426
Siemens AG	1,330	135,364
Smiths Group plc	11,870	202,421
Toshiba Corp.	200	8,134

		2,437,047

Insurance—0.5%
Admiral Group plc	6,107	166,914
Aegon NV	4,643	20,237
Aflac, Inc.	8,562	473,736
Ageas SA	5,312	233,870
AIA Group, Ltd.	42,000	461,334
Allstate Corp. (The)	4,028	510,468
Aon plc - Class A	1,910	515,089
Arthur J. Gallagher & Co.	3,031	494,174
Assurant, Inc.	156	26,965
Baloise Holding AG	853	140,018
Brown & Brown, Inc.	9,845	574,357
Chubb, Ltd.	2,478	487,125
Cincinnati Financial Corp.	3,498	416,192
Dai-ichi Life Holdings, Inc.	8,200	151,378
Everest Re Group, Ltd.	1,733	485,725
Fairfax Financial Holdings, Ltd.	368	195,007
Gjensidige Forsikring ASA	13,976	283,843
Globe Life, Inc.	976	95,131
Hannover Rueck SE	125	18,134
Hartford Financial Services Group, Inc. (The)	6,242	408,414
iA Financial Corp., Inc.	3,320	165,123
Insurance Australia Group, Ltd.	53,664	161,577
Intact Financial Corp.	1,865	263,059
Japan Post Holdings Co., Ltd.	34,400	245,783
Japan Post Insurance Co., Ltd.	8,000	128,033
Lincoln National Corp.	5,128	239,837
Manulife Financial Corp.	616	10,681
Marsh & McLennan Cos., Inc.	432	67,068
Medibank Private, Ltd.	110,037	246,966
MS&AD Insurance Group Holdings, Inc.	7,400	226,875
NN Group NV	2,183	99,843
Poste Italiane S.p.A.	16,331	153,421
Principal Financial Group, Inc.	6,950	464,191
Progressive Corp. (The)	4,228	491,590
Prudential Financial, Inc.	770	73,674

Insurance—(Continued)
Prudential plc	8,824	109,762
Sampo Oyj - A Shares	3,212	139,874
Sompo Holdings, Inc.	4,100	180,882
Suncorp Group, Ltd.	22,084	167,455
Swiss Life Holding AG	240	117,009
Swiss Re AG	1,255	97,325
T&D Holdings, Inc.	10,700	127,884
Tokio Marine Holdings, Inc.	4,200	244,753
Travelers Cos., Inc. (The)	4,161	703,750
Tryg A/S	6,726	151,124
W.R. Berkley Corp.	8,240	562,462
Willis Towers Watson plc	182	35,925
Zurich Insurance Group AG	304	132,317

		11,966,354

Interactive Media & Services—0.2%
Alphabet, Inc. - Class A (b)	453	987,205
Auto Trader Group plc	87,190	589,598
Kakaku.com, Inc.	15,500	255,956
Match Group, Inc. (b)	13,001	906,040
Meta Platforms, Inc. - Class A (b)	4,331	698,374
REA Group, Ltd.	187	14,416
Scout24 SE	8,394	431,270
Seek, Ltd.	5,973	86,675
Twitter, Inc. (b)	13,408	501,325
Z Holdings Corp.	72,200	211,227

		4,682,086

Internet & Direct Marketing Retail—0.1%
Amazon.com, Inc. (b)	5,100	541,671
Delivery Hero SE (b)	8,719	326,835
eBay, Inc.	11,797	491,581
Etsy, Inc. (b)	4,750	347,747
Just Eat Takeaway.com NV (b)	12,304	196,741
Prosus NV	3,857	254,903
Rakuten Group, Inc.	31,100	140,427
Zalando SE (b)	3,233	84,558
ZOZO, Inc.	7,700	138,906

		2,523,369

IT Services—0.5%
Accenture plc - Class A	2,370	658,031
Adyen NV (b)	221	324,874
Akamai Technologies, Inc. (b)	4,836	441,672
Automatic Data Processing, Inc.	2,543	534,132
Bechtle AG	8,202	335,363
Broadridge Financial Solutions, Inc.	4,554	649,173
Capgemini SE	1,087	187,974
CGI, Inc. (b)	414	32,980
Cognizant Technology Solutions Corp. - Class A	5,876	396,571
Computershare, Ltd.	33,339	567,449
DXC Technology Co. (b)	11,828	358,507
Edenred	4,628	219,300
EPAM Systems, Inc. (b)	1,272	374,960
Fidelity National Information Services, Inc.	5,846	535,903
Fiserv, Inc. (b)	6,688	595,031

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-12

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
FleetCor Technologies, Inc. (b)	163	$34,248
Fujitsu, Ltd.	502	62,836
Global Payments, Inc.	4,171	461,479
GMO Payment Gateway, Inc.	2,700	190,342
Itochu Techno-Solutions Corp.	15,200	370,621
Jack Henry & Associates, Inc.	3,101	558,242
MasterCard, Inc. - Class A	1,481	467,226
NEC Corp.	7,100	276,022
Nexi S.p.A. (b)	27,739	230,987
Nomura Research Institute, Ltd.	9,900	263,652
NTT Data Corp.	15,300	210,089
Nuvei Corp. (b)	4,806	173,691
Obic Co., Ltd.	1,800	254,814
Otsuka Corp.	7,000	206,784
Paychex, Inc.	4,664	531,090
PayPal Holdings, Inc. (b)	5,311	370,920
SCSK Corp.	13,600	229,009
Shopify, Inc. - Class A (b)	4,200	131,234
TIS, Inc.	14,800	388,075
VeriSign, Inc. (b)	2,643	442,253
Visa, Inc. - Class A	729	143,533
Wix.com, Ltd. (b)	8,586	562,812
Worldline S.A. (b)	206	7,621

		12,779,500

Leisure Products—0.0%
Bandai Namco Holdings, Inc.	4,561	322,246
Hasbro, Inc.	6,916	566,282
Shimano, Inc.	1,600	270,654
Yamaha Corp.	300	12,348

		1,171,530

Life Sciences Tools & Services—0.3%
Agilent Technologies, Inc.	5,376	638,507
Bachem Holding AG - Class B	6,110	424,692
Bio-Rad Laboratories, Inc. - Class A (b)	1,075	532,125
Bio-Techne Corp.	1,315	455,832
Charles River Laboratories International, Inc. (b)	1,913	409,325
Eurofins Scientific SE	2,668	210,921
Illumina, Inc. (b)	1,950	359,502
IQVIA Holdings, Inc. (b)	2,507	543,994
Lonza Group AG	1,039	554,020
Mettler-Toledo International, Inc. (b)	339	389,433
PerkinElmer, Inc.	2,652	377,167
QIAGEN NV (b)	13,019	611,409
Sartorius Stedim Biotech	1,040	329,261
Thermo Fisher Scientific, Inc.	1,133	615,536
Waters Corp. (b)	1,729	572,264
West Pharmaceutical Services, Inc.	1,197	361,937

		7,385,925

Machinery—0.3%
Alfa Laval AB	8,741	210,942
Caterpillar, Inc.	495	88,486
CNH Industrial NV	19,518	226,533

Machinery—(Continued)
Daifuku Co., Ltd.	2,600	148,910
Daimler Truck Holding AG (b)	6,391	166,798
Deere & Co.	359	107,510
Dover Corp.	4,532	549,822
Fortive Corp.	10,481	569,957
GEA Group AG	4,611	158,899
Hitachi Construction Machinery Co., Ltd.	9,800	217,271
Hoshizaki Corp.	400	11,933
Husqvarna AB - B Shares	15,232	112,092
Illinois Tool Works, Inc.	530	96,592
Ingersoll Rand, Inc.	11,332	476,851
KION Group AG	2,314	95,972
Knorr-Bremse AG	2,412	137,611
Komatsu, Ltd.	12,300	273,810
Kone Oyj - Class B	3,199	152,967
Kubota Corp.	7,200	107,686
Kurita Water Industries, Ltd.	4,900	178,229
Makita Corp.	5,900	147,225
MISUMI Group, Inc.	5,600	118,189
Mitsubishi Heavy Industries, Ltd.	5,400	189,010
NGK Insulators, Ltd.	14,600	196,881
Nordson Corp.	2,617	529,785
Otis Worldwide Corp.	7,628	539,071
Parker-Hannifin Corp.	1,818	447,319
Sandvik AB	462	7,500
Schindler Holding AG	1,240	223,144
Spirax-Sarco Engineering plc	1,231	148,160
Stanley Black & Decker, Inc.	270	28,312
Techtronic Industries Co., Ltd.	23,500	245,682
Wartsila Oyj Abp	21,923	170,903
Westinghouse Air Brake Technologies Corp.	552	45,308
Xylem, Inc.	694	54,257
Yaskawa Electric Corp.	300	9,676

		7,189,293

Marine—0.0%
AP Moller - Maersk A/S - Class A	5	11,593
Nippon Yusen KK	1,700	116,621

		128,214

Media—0.4%
Charter Communications, Inc. - Class A (b)	2,332	1,092,612
Comcast Corp. - Class A	35,219	1,381,994
CyberAgent, Inc.	36,900	367,831
Dentsu Group, Inc.	7,900	237,459
DISH Network Corp. - Class A (b)	37,445	671,389
Fox Corp. - Class B	35,833	1,064,240
Hakuhodo DY Holdings, Inc.	25,400	233,315
Informa plc (b)	44,230	285,040
Interpublic Group of Cos., Inc. (The)	38,941	1,072,046
News Corp. - Class B	23,945	380,486
Omnicom Group, Inc.	17,540	1,115,719
Paramount Global - Class B	29,686	732,650
Pearson plc	78,872	720,407
Publicis Groupe S.A.	4,358	215,148
Quebecor, Inc. - Class B	687	14,683

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-13

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022

Common Stocks—(Continued)

Security Description	Shares	Value

Media—(Continued)
Vivendi SE	19,928	$203,377
WPP plc	21,998	221,063

		10,009,459

Metals & Mining—0.3%
Agnico Eagle Mines, Ltd.	7,423	339,779
Anglo American plc	5,406	193,021
Antofagasta plc	16,352	229,935
ArcelorMittal S.A.	330	7,493
Barrick Gold Corp.	29,127	515,017
BHP Group, Ltd.	559	16,101
BHP Group, Ltd.(London-Traded Shares)	597	16,694
BlueScope Steel, Ltd.	19,468	213,582
Boliden AB	532	16,922
Evolution Mining, Ltd.	179,953	289,431
First Quantum Minerals, Ltd.	7,954	150,899
Fortescue Metals Group, Ltd.	22,935	282,112
Franco-Nevada Corp.	3,056	401,990
Freeport-McMoRan, Inc.	21,568	631,080
Glencore plc	2,151	11,656
Hitachi Metals, Ltd. (b)	9,900	149,696
Ivanhoe Mines, Ltd. - Class A (b)	23,597	135,840
JFE Holdings, Inc.	13,400	140,950
Kinross Gold Corp.	64,827	230,662
Lundin Mining Corp.	23,228	147,250
Newcrest Mining, Ltd.	22,841	324,799
Newmont Corp.	13,916	830,368
Nippon Steel Corp.	13,900	194,009
Norsk Hydro ASA	2,948	16,619
Northern Star Resources, Ltd.	72,091	332,453
Nucor Corp.	3,584	374,205
Pan American Silver Corp.	11,795	231,740
Rio Tinto plc	3,990	238,582
Rio Tinto, Ltd.	3,012	215,771
South32, Ltd.	98,033	270,621
Sumitomo Metal Mining Co., Ltd.	4,600	144,156
Teck Resources, Ltd. - Class B	7,275	222,455
Wheaton Precious Metals Corp.	10,611	382,332

		7,898,220

Multi-Utilities—0.7%
Algonquin Power & Utilities Corp.	28,326	380,702
Ameren Corp.	16,806	1,518,590
CenterPoint Energy, Inc.	48,115	1,423,242
CMS Energy Corp.	22,356	1,509,030
Consolidated Edison, Inc.	7,631	725,708
Dominion Energy, Inc.	8,700	694,347
DTE Energy Co.	12,214	1,548,124
E.ON SE	119,424	1,001,964
Engie S.A.	115,824	1,344,301
National Grid plc	85,699	1,098,256
NiSource, Inc.	46,463	1,370,194
Public Service Enterprise Group, Inc.	12,122	767,080
Sempra Energy	6,442	968,039
Veolia Environnement S.A.	54,863	1,357,306
WEC Energy Group, Inc.	8,443	849,704

		16,556,587

Multiline Retail—0.2%
Canadian Tire Corp., Ltd. - Class A	6,458	814,776
Dollar General Corp.	3,356	823,697
Dollar Tree, Inc. (b)	1,541	240,165
Dollarama, Inc.	21,048	1,211,993
Next plc	2,457	175,426
Pan Pacific International Holdings Corp.	63,000	1,005,900
Target Corp.	2,983	421,289
Wesfarmers, Ltd.	16,758	485,049

		5,178,295

Oil, Gas & Consumable Fuels—1.4%
Ampol, Ltd.	569	13,372
APA Corp.	12,773	445,778
BP plc	226,509	1,066,832
Cameco Corp.	379	7,968
Chevron Corp.	2,009	290,863
ConocoPhillips	11,231	1,008,656
Coterra Energy, Inc.	17,989	463,936
Devon Energy Corp.	6,868	378,496
Diamondback Energy, Inc.	6,514	789,171
ENEOS Holdings, Inc.	1,367,700	5,163,060
EOG Resources, Inc.	7,321	808,531
Exxon Mobil Corp.	16,413	1,405,609
Hess Corp.	5,930	628,224
Idemitsu Kosan Co., Ltd.	189,276	4,546,590
Inpex Corp.	318,600	3,438,513
Kinder Morgan, Inc.	60,905	1,020,768
Lundin Energy MergerCo AB	54,623	2,131,577
Marathon Oil Corp.	22,577	507,531
Marathon Petroleum Corp.	2,996	246,301
Occidental Petroleum Corp.	8,385	493,709
ONEOK, Inc.	12,110	672,105
Orron Energy AB	54,623	37,234
Phillips 66	12,655	1,037,584
Pioneer Natural Resources Co.	3,938	878,489
Repsol S.A.	589	8,673
Santos, Ltd.	1,713	8,733
Shell plc	42,911	1,119,784
TotalEnergies SE	73,539	3,876,386
Valero Energy Corp.	3,400	361,352
Williams Cos., Inc. (The)	38,392	1,198,214
Woodside Energy Group, Ltd.	1,076	23,563

		34,077,602

Paper & Forest Products—0.0%
Mondi plc	11,459	203,276
Oji Holdings Corp.	58,800	254,929
Svenska Cellulosa AB SCA - Class B	15,772	235,807
UPM-Kymmene Oyj	3,903	119,388
West Fraser Timber Co., Ltd.	2,236	171,574

		984,974

Personal Products—0.2%
Beiersdorf AG	6,095	622,601
Estee Lauder Cos., Inc. (The) - Class A	4,161	1,059,682
Kao Corp.	12,600	508,494
Kobayashi Pharmaceutical Co., Ltd.	6,500	400,770

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-14

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022

Common Stocks—(Continued)

Security Description	Shares	Value

Personal Products—(Continued)
Kose Corp.	3,298	$300,295
L’Oreal S.A.	724	250,147
Shiseido Co., Ltd.	8,000	321,416
Unilever plc	12,473	567,698

		4,031,103

Pharmaceuticals—0.7%
Astellas Pharma, Inc.	1,100	17,139
AstraZeneca plc	5,290	693,423
Bausch Health Cos., Inc. (b)	316	2,641
Bayer AG	4,838	287,443
Bristol-Myers Squibb Co.	9,260	713,020
Catalent, Inc. (b)	3,483	373,691
Chugai Pharmaceutical Co., Ltd.	8,200	209,849
Daiichi Sankyo Co., Ltd.	10,300	260,011
Eisai Co., Ltd.	5,900	249,117
Eli Lilly and Co.	1,015	329,093
GlaxoSmithKline plc	21,784	468,408
Hikma Pharmaceuticals plc	27,545	542,392
Ipsen S.A.	1,890	178,428
Johnson & Johnson	745	132,245
Kyowa Kirin Co., Ltd.	13,800	310,422
Merck & Co., Inc.	7,950	724,801
Merck KGaA	2,294	387,179
Nippon Shinyaku Co., Ltd.	5,900	359,007
Novartis AG	12,166	1,029,145
Novo Nordisk A/S - Class B	8,617	956,413
Ono Pharmaceutical Co., Ltd.	13,100	336,311
Organon & Co.	21,705	732,544
Orion Oyj - Class B	3,720	166,158
Otsuka Holdings Co., Ltd.	9,000	319,761
Pfizer, Inc.	12,114	635,137
Recordati Industria Chimica e Farmaceutica S.p.A.	8,257	360,788
Roche Holding AG	2,775	1,071,443
Sanofi	3,012	304,590
Shionogi & Co., Ltd.	4,900	247,701
Takeda Pharmaceutical Co., Ltd.	7,838	220,268
Teva Pharmaceutical Industries, Ltd. (ADR) (b)	308,758	2,321,860
UCB S.A.	7,675	650,038
Viatris, Inc.	44,230	463,088
Vifor Pharma AG (b)	2,385	413,481

		16,467,035

Professional Services—0.2%
Equifax, Inc.	2,937	536,825
Experian plc	7,118	208,665
Intertek Group plc	2,448	125,442
Jacobs Engineering Group, Inc.	463	58,861
Leidos Holdings, Inc.	6,760	680,799
Nielsen Holdings plc	6,402	148,654
Nihon M&A Center Holdings, Inc.	10,500	111,847
Randstad NV	743	36,234
Recruit Holdings Co., Ltd.	3,600	106,162
RELX plc	7,862	212,305
Robert Half International, Inc.	4,349	325,697

Professional Services—(Continued)
SGS S.A.	72	164,930
Teleperformance	385	118,438
Thomson Reuters Corp.	7,935	827,220
Verisk Analytics, Inc.	4,371	756,576
Wolters Kluwer NV	3,303	321,321

		4,739,976

Real Estate Management & Development—0.2%
Aroundtown S.A.	2,045	6,502
Azrieli Group, Ltd.	1,280	90,092
Capitaland Investment, Ltd.	30,300	83,431
CBRE Group, Inc. - Class A (b)	4,002	294,587
CK Asset Holdings, Ltd.	63,500	449,790
Daito Trust Construction Co., Ltd.	2,200	189,722
Daiwa House Industry Co., Ltd.	9,100	212,237
ESR Group, Ltd. (b)	89,200	241,409
Fastighets AB Balder - B Shares (b)	1,104	5,294
FirstService Corp.	1,970	238,965
Hang Lung Properties, Ltd.	223,000	423,253
Henderson Land Development Co., Ltd.	128,000	481,785
Hongkong Land Holdings, Ltd.	111,300	559,678
LEG Immobilien SE	1,324	109,763
Lendlease Corp Ltd	15,052	94,706
Mitsubishi Estate Co., Ltd.	1,000	14,522
Mitsui Fudosan Co., Ltd.	7,800	167,848
Nomura Real Estate Holdings, Inc.	4,800	117,711
Sagax AB - Class B	4,376	80,816
Sino Land Co., Ltd.	284,000	419,414
Sumitomo Realty & Development Co., Ltd.	5,900	155,942
Sun Hung Kai Properties, Ltd.	42,000	496,969
Swire Properties, Ltd.	158,600	394,292
Swiss Prime Site AG	2,622	230,114
Vonovia SE	4,218	129,988
Wharf Real Estate Investment Co., Ltd.	58,596	279,352

		5,968,182

Road & Rail—0.3%
Aurizon Holdings, Ltd.	124,519	327,225
Canadian National Railway Co.	3,816	429,241
Canadian Pacific Railway, Ltd.	6,019	420,423
Central Japan Railway Co.	1,900	219,343
CSX Corp.	21,479	624,180
East Japan Railway Co.	2,700	138,147
Hankyu Hanshin Holdings, Inc.	8,400	229,229
J.B. Hunt Transport Services, Inc.	132	20,786
Keio Corp.	7,300	261,411
Keisei Electric Railway Co., Ltd.	6,600	182,071
Kintetsu Group Holdings Co., Ltd.	11,300	351,611
MTR Corp., Ltd.	148,500	776,098
Nippon Express Holdings, Inc.	2,900	157,628
Norfolk Southern Corp.	231	52,504
Odakyu Electric Railway Co., Ltd.	900	12,116
Old Dominion Freight Line, Inc.	3,184	815,996
TFI International, Inc.	3,547	284,735
Tobu Railway Co., Ltd.	16,800	384,166

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-15

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022

Common Stocks—(Continued)

Security Description	Shares	Value

Road & Rail—(Continued)
Tokyu Corp.	25,400	$299,342
West Japan Railway Co.	4,700	173,005

		6,159,257

Semiconductors & Semiconductor Equipment—0.3%
Advanced Micro Devices, Inc. (b)	232	17,741
Advantest Corp.	2,800	148,776
Analog Devices, Inc.	146	21,329
Applied Materials, Inc.	4,133	376,020
ASM International NV	1,343	339,158
ASML Holding NV	728	351,353
Broadcom, Inc.	50	24,291
Disco Corp.	756	178,089
Infineon Technologies AG	10,049	243,138
Intel Corp.	3,004	112,380
KLA Corp.	1,395	445,117
Lam Research Corp.	1,007	429,133
Lasertec Corp.	1,000	118,072
Microchip Technology, Inc.	7,446	432,464
Monolithic Power Systems, Inc.	1,267	486,579
NVIDIA Corp.	1,543	233,903
NXP Semiconductors NV	2,342	346,686
Qorvo, Inc. (b)	3,707	349,644
QUALCOMM, Inc.	4,513	576,491
Renesas Electronics Corp. (b)	16,700	150,666
Rohm Co., Ltd.	3,273	226,664
Skyworks Solutions, Inc.	3,887	360,092
SolarEdge Technologies, Inc. (b)	126	34,484
STMicroelectronics NV	5,404	171,809
SUMCO Corp.	12,000	154,413
Teradyne, Inc.	4,865	435,661
Texas Instruments, Inc.	3,236	497,211
Tokyo Electron, Ltd.	500	162,181

		7,423,545

Software—0.5%
Adobe, Inc. (b)	1,274	466,360
Autodesk, Inc. (b)	2,622	450,879
AVEVA Group plc	11,393	311,325
Blackberry, Ltd. (b)	41,207	222,170
Cadence Design Systems, Inc. (b)	3,539	530,956
Ceridian HCM Holding, Inc. (b)	8,495	399,945
Check Point Software Technologies, Ltd. (b)	8,342	1,015,889
Citrix Systems, Inc.	1,882	182,874
Constellation Software, Inc.	179	265,729
CyberArk Software, Ltd. (b)	4,978	636,985
Dassault Systemes SE	7,307	270,748
Fortinet, Inc. (b)	7,170	405,679
Intuit, Inc.	128	49,336
Lightspeed Commerce, Inc. (b)	6,428	143,322
Microsoft Corp.	101	25,940
Nemetschek SE	4,634	280,489
Nice, Ltd. (b)	4,691	903,976
NortonLifeLock, Inc.	16,775	368,379
Open Text Corp.	6,048	228,773
Oracle Corp. Japan	6,100	352,290

Software—(Continued)
Paycom Software, Inc. (b)	720	201,686
PTC, Inc. (b)	847	90,070
Sage Group plc (The)	51,269	396,523
Salesforce, Inc. (b)	2,987	492,975
SAP SE	3,373	307,289
ServiceNow, Inc. (b)	1,145	544,470
Sinch AB (b)	24,438	79,243
Synopsys, Inc. (b)	150	45,555
Temenos AG	4,558	389,010
Trend Micro, Inc.	10,700	520,828
Tyler Technologies, Inc. (b)	1,334	443,528
WiseTech Global, Ltd.	13,026	337,873
Xero, Ltd. (b)	5,639	300,033

		11,661,127

Specialty Retail—0.3%
Advance Auto Parts, Inc.	2,957	511,827
AutoZone, Inc. (b)	301	646,885
Bath & Body Works, Inc.	5,938	159,851
Best Buy Co., Inc.	6,394	416,825
CarMax, Inc. (b)	5,234	473,572
Chow Tai Fook Jewellery Group, Ltd.	115,600	217,506
Fast Retailing Co., Ltd.	600	313,764
H & M Hennes & Mauritz AB - B Shares	8,917	106,608
Hikari Tsushin, Inc.	400	41,035
Industria de Diseno Textil S.A.	22,664	513,282
JD Sports Fashion plc	86,651	121,868
Kingfisher plc	54,151	161,053
Lowe’s Cos., Inc.	294	51,353
Nitori Holdings Co., Ltd.	2,700	256,321
O’Reilly Automotive, Inc. (b)	1,075	679,142
Ross Stores, Inc.	7,311	513,452
TJX Cos., Inc. (The)	12,280	685,838
Tractor Supply Co.	2,988	579,224
Ulta Beauty, Inc. (b)	1,642	632,958
USS Co., Ltd.	14,100	243,733

		7,326,097

Technology Hardware, Storage & Peripherals—0.1%
Apple, Inc.	3,317	453,500
Brother Industries, Ltd.	10,100	177,704
Canon, Inc.	16,700	379,924
FUJIFILM Holdings Corp.	12,100	649,732
HP, Inc.	12,458	408,373
Logitech International S.A.	8,805	458,402
NetApp, Inc.	837	54,606
Ricoh Co., Ltd.	29,100	226,366
Seagate Technology Holdings plc	386	27,576
Seiko Epson Corp.	16,500	233,660
Western Digital Corp. (b)	1,362	61,058

		3,130,901

Textiles, Apparel & Luxury Goods—0.2%
Adidas AG	963	170,317
Burberry Group plc	7,380	147,638
Cie Financiere Richemont S.A. - Class A	135	14,377

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-16

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022

Common Stocks—(Continued)

Security Description	Shares	Value

Textiles, Apparel & Luxury Goods—(Continued)
EssilorLuxottica S.A.	1,407	$212,820
Gildan Activewear, Inc.	19,185	552,210
Hermes International	286	323,102
Kering S.A.	321	166,778
LVMH Moet Hennessy Louis Vuitton SE	301	185,757
Moncler S.p.A.	12,198	526,930
NIKE, Inc. - Class B	4,448	454,586
Pandora A/S	3,727	235,523
Puma SE	2,450	161,351
PVH Corp.	998	56,786
Ralph Lauren Corp.	5,065	454,077
Swatch Group AG (The) - Bearer Shares	993	235,628
Tapestry, Inc.	15,385	469,550
VF Corp.	2,634	116,344

		4,483,774

Tobacco—0.2%
Altria Group, Inc.	24,822	1,036,815
British American Tobacco plc	10,714	459,175
Imperial Brands plc	19,946	445,813
Japan Tobacco, Inc.	12,500	216,209
Philip Morris International, Inc.	11,833	1,168,390
Swedish Match AB	46,806	477,944

		3,804,346

Trading Companies & Distributors—0.1%
Ashtead Group plc	2,037	85,453
Brenntag SE	2,349	152,883
Fastenal Co.	15,268	762,179
Ferguson plc	1,055	118,130
IMCD NV	1,467	202,678
ITOCHU Corp.	5,000	135,224
Marubeni Corp.	17,300	156,166
Mitsubishi Corp.	10,300	306,274
Mitsui & Co., Ltd.	6,300	139,121
MonotaRO Co., Ltd.	11,900	176,995
Reece, Ltd.	11,764	112,004
Sumitomo Corp.	9,000	123,093
Toromont Industries, Ltd.	4,128	333,780
Toyota Tsusho Corp.	4,400	143,825
United Rentals, Inc. (b)	127	30,850

		2,978,655

Transportation Infrastructure—0.1%
Aena SME S.A. (b)	1,594	202,727
Aeroports de Paris (b)	1,227	156,318
Atlantia S.p.A.	10,254	240,664
Auckland International Airport, Ltd. (b)	92,791	415,574
Transurban Group	26,071	258,907

		1,274,190

Water Utilities—0.1%
American Water Works Co., Inc.	7,385	1,098,667
Severn Trent plc	26,589	880,471

Water Utilities—(Continued)
United Utilities Group plc	67,864	842,950

		2,822,088

Wireless Telecommunication Services—0.2%
KDDI Corp.	32,800	1,037,189
Rogers Communications, Inc. - Class B	369	17,682
SoftBank Corp.	87,200	967,833
SoftBank Group Corp.	6,400	247,336
T-Mobile U.S., Inc. (b)	10,743	1,445,363
Tele2 AB - B Shares	155,444	1,771,113
Vodafone Group plc	307,803	474,830

		5,961,346

Total Common Stocks (Cost $562,352,437)		505,906,262

U.S. Treasury & Government Agencies—11.1%

U.S. Treasury—11.1%
U.S. Treasury Inflation Indexed Bonds
2.125%, 02/15/40 (a)	3,610,872	4,214,706
3.375%, 04/15/32 (a)	4,071,200	5,085,554
3.875%, 04/15/29 (a)	3,516,640	4,245,748
U.S. Treasury Inflation Indexed Notes
0.125%, 01/15/23 (a)	2,504,580	2,546,845
0.125%, 10/15/25 (a)	18,771,237	18,756,572
0.125%, 04/15/26 (a)	2,314,641	2,292,971
0.125%, 01/15/30 (a)	32,468,861	30,991,274
0.125%, 07/15/30 (a)	55,129,860	52,574,361
0.125%, 01/15/31 (a)	37,420,480	35,592,333
0.125%, 07/15/31 (a)	16,716,440	15,893,895
0.250%, 01/15/25 (a)	2,440,800	2,455,578
0.250%, 07/15/29 (a)	37,629,999	36,487,135
0.375%, 07/15/25 (a)	3,656,700	3,693,315
0.375%, 07/15/27 (a)	8,590,668	8,559,460
0.500%, 01/15/28 (a)	6,667,827	6,622,246
0.750%, 07/15/28 (a)	21,027,120	21,177,432
0.875%, 01/15/29 (a)	16,301,382	16,453,359

Total U.S. Treasury & Government Agencies (Cost $303,987,482)		267,642,784

Mutual Funds—2.5%

Investment Company Securities—2.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF (Cost $72,871,969)	548,388	60,339,132

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-17

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022

Preferred Stocks—0.0%

Security Description	Shares/ Principal Amount*	Value

Automobiles—0.0%
Porsche Automobil Holding SE	1,817	$120,190

Health Care Equipment & Supplies—0.0%
Sartorius AG	939	327,999

Total Preferred Stocks (Cost $574,462)		448,189

Short-Term Investments—41.5%

Mutual Funds—35.3%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class 1.330% (e)	227,162,214	227,162,214
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 1.320% (e)	239,559,294	239,559,294
Goldman Sachs Financial Square Government Fund, Institutional Class 1.367% (e)	236,356,685	236,356,685
State Street Institutional Liquid Reserves Fund, Premier Class 1.490% (e)	1,984	1,984
State Street Institutional Treasury Plus Money Market Fund, Institutional Class 1.450% (e)	149,298,121	149,298,121

		852,378,298

U.S. Treasury—6.2%
U.S. Treasury Bill 2.240%, 12/15/22 (f) (g)	150,000,000	148,429,157

Total Short-Term Investments (Cost $1,000,819,284)		1,000,807,455

Total Investments—98.7% (Cost $2,594,781,023)		2,379,079,646
Other assets and liabilities (net)—1.3%		31,972,154

Net Assets—100.0%		$2,411,051,800

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Principal amount of security is adjusted for inflation.
(b)	Non-income producing security.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of June 30, 2022, these securities represent less than 0.05% of net assets.
(e)	The rate shown represents the annualized seven-day yield as of June 30, 2022.
(f)	The rate shown represents current yield to maturity.
(g)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2022, the market value of securities pledged was $148,429,157.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2022, the market value of 144A securities was $132,614,759, which is 5.5% of net assets.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	34,000,000	SSBT	07/28/22	USD	35,992,706	$(308,819)
GBP	23,000,000	BNY	07/28/22	USD	28,152,299	(143,638)

Contracts to Deliver
AUD	20,400,000	BBH	07/28/22	USD	14,154,316	70,974
CAD	28,000,000	BNY	07/28/22	USD	21,717,312	(35,008)
CHF	15,800,000	BBH	07/28/22	USD	16,504,943	(68,901)
EUR	175,500,000	BNY	07/28/22	USD	185,069,313	877,488
EUR	175,500,000	BBH	07/28/22	USD	184,697,955	506,130
EUR	55,100,000	BBH	07/28/22	USD	58,391,894	563,008
GBP	91,225	BNY	07/28/22	USD	110,869	(222)
GBP	109,500,000	BBH	07/28/22	USD	134,454,502	1,108,920
GBP	18,500,000	BBH	07/28/22	USD	22,709,786	181,080
GBP	109,500,000	SSBT	07/28/22	USD	133,932,242	586,659
HKD	180,900,000	SSBT	07/28/22	USD	23,079,652	9,628
JPY	10,950,100,000	BBH	07/28/22	USD	81,031,361	216,369
JPY	27,683,055	BBH	07/28/22	USD	203,249	(1,061)

Net Unrealized Appreciation						$3,562,607

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-18

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Amsterdam AEX Index Futures	07/15/22	81	EUR	10,675,314	$48,624
Australian 10 Year Treasury Bond Futures	09/15/22	1,845	AUD	219,361,183	(584,465)
Brent Crude Oil Futures	08/31/22	163	USD	17,211,170	(767,192)
Canada Government Bond 10 Year Futures	09/20/22	1,469	CAD	182,141,310	(4,094,502)
Cattle Feeder Futures	09/29/22	26	USD	2,290,925	55,651
Cattle Feeder Futures	08/25/22	235	USD	20,398,000	(743,628)
Cocoa Futures	09/15/22	1,198	USD	28,033,200	(1,652,804)
Cocoa Futures	12/14/22	145	USD	3,451,000	(36,742)
Coffee “C” Futures	09/20/22	193	USD	16,653,488	141,058
Copper Futures	09/28/22	303	USD	28,103,250	(5,138,294)
Corn Futures	09/14/22	607	USD	19,082,563	(2,923,017)
Cotton No. 2 Futures	12/07/22	249	USD	12,305,580	(2,643,553)
DAX Index Futures	09/16/22	28	EUR	8,939,700	(445,015)
Euro-BTP Futures	09/08/22	408	EUR	50,232,960	(82,336)
Euro-Bobl Futures	09/08/22	975	EUR	121,085,250	(356,181)
Euro-Bund Futures	09/08/22	424	EUR	63,082,720	(826,086)
Euro-Buxl 30 Year Bond Futures	09/08/22	180	EUR	29,440,800	(1,345,766)
FTSE 100 Index Futures	09/16/22	200	GBP	14,242,000	(55,191)
Gold 100 oz. Futures	08/29/22	622	USD	112,414,060	(3,103,640)
Hang Seng Index Futures	07/28/22	120	HKD	130,464,000	254,046
IBEX 35 Index Futures	07/15/22	103	EUR	8,280,788	(10,718)
Japanese Government 10 Year Bond Futures	09/12/22	357	JPY	53,053,770,000	(1,532,819)
LME Nickel Futures	09/19/22	172	USD	23,427,432	(7,552,817)
LME Primary Aluminum Futures	09/19/22	685	USD	41,874,906	(8,494,779)
LME Zinc Futures	09/19/22	400	USD	31,607,500	(7,782,474)
Lean Hogs Futures	08/12/22	157	USD	6,411,880	(114,288)
Lean Hogs Futures	10/14/22	25	USD	886,750	(46,693)
Live Cattle Futures	08/31/22	536	USD	28,424,080	(65,494)
Live Cattle Futures	10/31/22	158	USD	8,770,580	63,315
Low Sulphur Gas Oil Futures	09/12/22	162	USD	17,852,400	(1,220,874)
Low Sulphur Gas Oil Futures	12/12/22	12	USD	1,233,000	(20,425)
MSCI Emerging Markets Index Mini Futures	09/16/22	2,364	USD	118,519,140	1,034,132
Natural Gas Futures	08/29/22	638	USD	34,400,960	(11,222,847)
New York Harbor ULSD Futures	08/31/22	122	USD	19,291,348	(789,805)
OMX Stockholm 30 Index Futures	07/15/22	454	SEK	84,920,700	(392,093)
RBOB Gasoline Futures	08/31/22	129	USD	18,431,494	(1,129,948)
Russell 2000 Index E-Mini Futures	09/16/22	1,455	USD	124,257,000	(6,760,650)
S&P 500 Index E-Mini Futures	09/16/22	542	USD	102,695,450	(3,009,271)
S&P TSX 60 Index Futures	09/15/22	107	CAD	24,449,500	(1,230,272)
SPI 200 Index Futures	09/15/22	153	AUD	24,713,325	(523,066)
Silver Futures	09/28/22	445	USD	45,283,200	(3,086,449)
Soybean Futures	11/14/22	231	USD	16,839,900	(1,281,001)
Soybean Meal Futures	09/14/22	53	USD	2,205,330	22,870
Soybean Meal Futures	12/14/22	408	USD	16,593,360	242,236
Soybean Oil Futures	12/14/22	335	USD	12,956,460	(2,604,353)
Sugar No. 11 Futures	09/30/22	868	USD	17,984,960	(1,104,821)
Sugar No. 11 Futures	02/28/23	132	USD	2,774,957	(172,134)
TOPIX Index Futures	09/08/22	107	JPY	2,001,435,000	(437,340)
U.S. Treasury Long Bond Futures	09/21/22	1,125	USD	155,953,125	(614,439)
U.S. Treasury Note 10 Year Futures	09/21/22	2,781	USD	329,635,406	(1,508,206)
U.S. Treasury Note 2 Year Futures	09/30/22	2,495	USD	523,988,987	(1,570,079)
U.S. Treasury Note 5 Year Futures	09/30/22	3,391	USD	380,639,750	(1,003,452)
U.S. Treasury Ultra Long Bond Futures	09/21/22	129	USD	19,910,344	(207,828)
United Kingdom Long Gilt Bond Futures	09/28/22	1,015	GBP	115,689,700	(4,679,309)
WTI Light Sweet Crude Oil Futures	08/22/22	156	USD	16,083,600	(647,476)
WTI Light Sweet Crude Oil Futures	11/21/22	22	USD	2,102,320	(173,881)

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-19

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022

Futures Contracts—(Continued)

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Wheat Futures	09/14/22	367	USD	16,221,400	$(3,667,156)
Wheat Futures	12/14/22	82	USD	3,692,050	(650,226)

Futures Contracts—Short
LME Nickel Futures	09/19/22	(13)	USD	(1,770,678)	265,615
LME Primary Aluminums	09/19/22	(68)	USD	(4,156,925)	223,699
LME Zinc Futures	09/19/22	(39)	USD	(3,081,731)	480,761

Net Unrealized Depreciation					$(97,273,888)

Glossary of Abbreviations

Counterparties

(BBH)—	Brown Brothers Harriman & Co.
(BNY)—	Bank of New York Mellon
(SSBT)—	State Street Bank and Trust Co.

Currencies

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(SEK)—	Swedish Krona
(USD)—	United States Dollar

Other Abbreviations

(ADR)—	American Depositary Receipt
(ETF)—	Exchange-Traded Fund
(REIT)—	Real Estate Investment Trust

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-20

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Consolidated Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Total Foreign Government*	$—	$543,935,824	$—	$543,935,824
Common Stocks
Aerospace & Defense	4,336,658	426,592	—	4,763,250
Air Freight & Logistics	1,828,797	135,465	—	1,964,262
Airlines	1,031,806	426,117	—	1,457,923
Auto Components	917,267	1,025,524	—	1,942,791
Automobiles	601,010	1,653,588	—	2,254,598
Banks	5,241,316	5,438,240	—	10,679,556
Beverages	5,807,773	7,358,941	—	13,166,714
Biotechnology	3,670,963	1,751,944	—	5,422,907
Building Products	2,614,682	1,116,102	—	3,730,784
Capital Markets	3,900,570	2,048,135	—	5,948,705
Chemicals	11,793,490	8,708,731	—	20,502,221
Commercial Services & Supplies	1,588,146	740,033	—	2,328,179
Communications Equipment	1,652,119	475,781	—	2,127,900
Construction & Engineering	1,019,909	695,204	—	1,715,113
Construction Materials	1,513,082	746,969	—	2,260,051
Consumer Finance	1,247,166	—	—	1,247,166
Containers & Packaging	5,922,542	360,257	—	6,282,799
Distributors	354,066	—	—	354,066
Diversified Consumer Services	—	234,330	—	234,330
Diversified Financial Services	18,838	813,037	—	831,875
Diversified Telecommunication Services	4,520,570	19,871,144	—	24,391,714
Electric Utilities	20,436,588	23,555,336	—	43,991,924
Electrical Equipment	1,773,424	603,303	—	2,376,727
Electronic Equipment, Instruments & Components	2,398,882	2,908,026	—	5,306,908
Energy Equipment & Services	1,745,235	—	—	1,745,235
Entertainment	8,279,393	5,665,768	—	13,945,161
Equity Real Estate Investment Trusts	8,268,382	2,831,260	—	11,099,642
Food & Staples Retailing	7,472,689	6,459,748	—	13,932,437
Food Products	13,561,033	10,534,472	—	24,095,505
Gas Utilities	1,317,388	15,060,848	—	16,378,236
Health Care Equipment & Supplies	7,364,552	7,439,394	—	14,803,946
Health Care Providers & Services	5,351,736	1,900,859	0	7,252,595
Health Care Technology	—	208,330	—	208,330
Hotels, Restaurants & Leisure	6,027,832	2,992,841	—	9,020,673
Household Durables	2,656,557	1,442,919	—	4,099,476
Household Products	5,447,121	2,258,874	—	7,705,995
Independent Power and Renewable Electricity Producers	1,561,594	1,574,897	—	3,136,491
Industrial Conglomerates	918,257	1,518,790	—	2,437,047
Insurance	7,759,743	4,206,611	—	11,966,354
Interactive Media & Services	3,092,944	1,589,142	—	4,682,086

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-21

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022

Description	Level 1	Level 2	Level 3	Total
Internet & Direct Marketing Retail	$1,380,999	$1,142,370	$—	$2,523,369
IT Services	8,453,688	4,325,812	—	12,779,500
Leisure Products	566,282	605,248	—	1,171,530
Life Sciences Tools & Services	5,255,622	2,130,303	—	7,385,925
Machinery	3,533,270	3,656,023	—	7,189,293
Marine	—	128,214	—	128,214
Media	7,525,819	2,483,640	—	10,009,459
Metals & Mining	4,593,617	3,304,603	—	7,898,220
Multi-Utilities	11,754,760	4,801,827	—	16,556,587
Multiline Retail	3,511,920	1,666,375	—	5,178,295
Oil, Gas & Consumable Fuels	12,643,285	21,434,317	—	34,077,602
Paper & Forest Products	171,574	813,400	—	984,974
Personal Products	1,059,682	2,971,421	—	4,031,103
Pharmaceuticals	6,428,120	10,038,915	—	16,467,035
Professional Services	3,334,632	1,405,344	—	4,739,976
Real Estate Management & Development	533,552	5,434,630	—	5,968,182
Road & Rail	2,647,865	3,511,392	—	6,159,257
Semiconductors & Semiconductor Equipment	5,179,226	2,244,319	—	7,423,545
Software	7,211,500	4,449,627	—	11,661,127
Specialty Retail	5,350,927	1,975,170	—	7,326,097
Technology Hardware, Storage & Peripherals	1,005,113	2,125,788	—	3,130,901
Textiles, Apparel & Luxury Goods	2,103,553	2,380,221	—	4,483,774
Tobacco	2,205,205	1,599,141	—	3,804,346
Trading Companies & Distributors	1,126,809	1,851,846	—	2,978,655
Transportation Infrastructure	—	1,274,190	—	1,274,190
Water Utilities	1,098,667	1,723,421	—	2,822,088
Wireless Telecommunication Services	1,463,045	4,498,301	—	5,961,346
Total Common Stocks	265,152,852	240,753,410	0	505,906,262
Total U.S. Treasury & Government Agencies*	—	267,642,784	—	267,642,784
Total Mutual Funds*	60,339,132	—	—	60,339,132
Total Preferred Stocks*	—	448,189	—	448,189
Short-Term Investments
Mutual Funds	852,378,298	—	—	852,378,298
U.S. Treasury	—	148,429,157	—	148,429,157
Total Short-Term Investments	852,378,298	148,429,157	—	1,000,807,455
Total Investments	$1,177,870,282	$1,201,209,364	$0	$2,379,079,646

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$4,120,256	$—	$4,120,256
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(557,649)	—	(557,649)
Total Forward Contracts	$—	$3,562,607	$—	$3,562,607
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$2,832,007	$—	$—	$2,832,007
Futures Contracts (Unrealized Depreciation)	(100,105,895)	—	—	(100,105,895)
Total Futures Contracts	$(97,273,888)	$—	$—	$(97,273,888)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2022 is not presented.

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-22

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated§ Statement of Assets and Liabilities

June 30, 2022

Assets
Investments at value (a)	$2,379,079,646
Cash	28,693,188
Cash denominated in foreign currencies (b)	15,929,425
Unrealized appreciation on forward foreign currency exchange contracts	4,120,256
Receivable for:
Investments sold	11,862,456
Fund shares sold	34,575
Dividends and interest	3,348,496

Total Assets	2,443,068,042
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	557,649
Payables for:
Investments purchased	313,774
Fund shares redeemed	702,731
Variation margin on futures contracts	27,743,003
Accrued Expenses:
Management fees	1,221,652
Distribution and service fees	510,522
Deferred trustees’ fees	276,538
Other expenses	690,373

Total Liabilities	32,016,242

Net Assets	$2,411,051,800

Net Assets Consist of:
Paid in surplus	$3,221,885,739
Distributable earnings (Accumulated losses)	(810,833,939)

Net Assets	$2,411,051,800

Net Assets
Class B	$2,411,051,800
Capital Shares Outstanding*
Class B	366,910,458
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$6.57

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $2,594,781,023.
(b)	Identified cost of cash denominated in foreign currencies was $15,933,768.

Consolidated§ Statement of Operations

Six Months Ended June 30, 2022

Investment Income
Dividends (a)	$3,491,773
Interest (b)	10,022,209

Total investment income	13,513,982
Expenses
Management fees	3,168,405
Administration fees	38,545
Custodian and accounting fees	92,041
Distribution and service fees—Class B	1,269,177
Audit and tax services	47,051
Legal	26,900
Shareholder reporting	23,349
Insurance	910
Miscellaneous (c)	11,620

Total expenses	4,677,998
Less management fee waiver	(141,600)

Net expenses	4,536,398

Net Investment Income	8,977,584

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on :
Investments	(44,408,222)
Futures contracts	(70,128,455)
Swap contracts	(3,515,565)
Foreign currency transactions	(1,052,939)
Forward foreign currency transactions	28,988,083

Net realized gain (loss)	(90,117,098)

Net change in unrealized appreciation (depreciation) on:
Investments	(114,169,623)
Futures contracts	(98,456,808)
Swap contracts	119,506
Foreign currency transactions	7,920,217
Forward foreign currency transactions	4,430,980

Net change in unrealized appreciation (depreciation)	(200,155,728)

Net realized and unrealized gain (loss)	(290,272,826)

Net Increase (Decrease) in Net Assets From Operations	$(281,295,242)

(a)	Net of foreign withholding taxes of $192,939.
(b)	Net of foreign withholding taxes of $34,798.
(c)	Includes $19,894 in Trustees’ fees and expenses and $21,639 in deferred Trustee compensation losses.

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-23

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated§ Statements of Changes in Net Assets

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$8,977,584	$527,916
Net realized gain (loss)	(90,117,098)	20,965,076
Net change in unrealized appreciation (depreciation)	(200,155,728)	(5,283,256)

Increase (decrease) in net assets from operations	(281,295,242)	16,209,736

From Distributions to Shareholders
Class B	(445,670,423)	(20,734,955)

Total distributions	(445,670,423)	(20,734,955)

Increase (decrease) in net assets from capital share transactions	2,885,277,893	(1,624,122)

Total increase (decrease) in net assets	2,158,312,228	(6,149,341)

Net Assets
Beginning of period	252,739,572	258,888,913

End of period	$2,411,051,800	$252,739,572

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2022		Year Ended December 31, 2021
	Shares	Value	Shares	Value
Class B
Sales	810,658	$8,241,626	1,606,895	$18,903,345
Shares issued through acquisition (a)	285,432,128	2,496,103,959	0	0
Reinvestments	66,484,900	445,670,423	1,841,470	20,734,955
Redemptions	(7,638,604)	(64,738,115)	(3,537,861)	(41,262,422)

Net increase (decrease)	345,089,082	$2,885,277,893	(89,496)	$(1,624,122)

Increase (decrease) derived from capital shares transactions		$2,885,277,893		$(1,624,122)

(a)	See Note 10 of the Notes to Consolidated Financial Statements.

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-24

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated§ Financial Highlights

Selected per share data
	Class B
	Six Months Ended June 30, 2022		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.58		$11.82	$11.75	$9.96	$11.62	$10.32

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.07		0.02	(0.05)	0.06	0.09	0.02
Net realized and unrealized gain (loss)	(2.21)		0.70	1.28	2.11	(0.93)	1.28

Total income (loss) from investment operations	(2.14)		0.72	1.23	2.17	(0.84)	1.30

Less Distributions
Distributions from net investment income	(2.29)		0.00	(0.38)	(0.38)	0.00	0.00
Distributions from net realized capital gains	(0.58)		(0.96)	(0.78)	0.00	(0.82)	0.00

Total distributions	(2.87)		(0.96)	(1.16)	(0.38)	(0.82)	0.00

Net Asset Value, End of Period	$6.57		$11.58	$11.82	$11.75	$9.96	$11.62

Total Return (%) (b)	(19.80	)(c)	6.39	11.85	21.99	(7.59)	12.60

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.92	(d)	1.07	1.10	1.10	1.08	1.13
Net ratio of expenses to average net assets (%) (e)	0.89	(d)	1.06	1.10	1.10	1.08	1.13
Ratio of net investment income (loss) to average net assets (%)	1.77	(d)	0.20	(0.42)	0.57	0.82	0.20
Portfolio turnover rate (%)	26	(c)	34	85	46	20	30
Net assets, end of period (in millions)	$2,411.1		$252.7	$258.9	$232.8	$195.3	$257.0

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers and expenses reimbursed by the Adviser (see Note 7 of the Notes to Consolidated Financial Statements).

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-25

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Notes to Consolidated Financial Statements—June 30, 2022 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-four series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is PanAgora Global Diversified Risk Portfolio (the “Portfolio”), which is non-diversified.

As of the close of business on April 29, 2022, the portfolio formerly known as PanAgora Global Diversified Risk Portfolio (the “Predecessor Portfolio”), a series of the Trust, merged with and into the portfolio then known as PanAgora Global Diversified Risk Portfolio II (see Note 10). The Predecessor Portfolio was the accounting survivor of the merger for financial reporting purposes. Therefore, the financial statements presented for the Portfolio reflect the historical results of the Predecessor Portfolio prior to the acquisition as well as the post-acquisition results of the combined portfolio. The PanAgora Global Diversified Risk Portfolio II was the legal survivor and changed its name to PanAgora Global Diversified Risk Portfolio upon completion of the merger.

Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered one class of shares: Class B shares. Class B shares are currently offered by the Portfolio.

2. Consolidation of Subsidiary—PanAgora Global Diversified Risk Portfolio, Ltd. II

The Portfolio may invest up to 25% of its total assets in the PanAgora Global Diversified Risk Portfolio, Ltd. II, which is a wholly-owned and controlled subsidiary of the Portfolio that is organized under the laws of the Cayman Islands as an exempted company (the “Subsidiary”). The Predecessor Portfolio was invested in the PanAgora Global Diversified Risk Portfolio, Ltd., which was liquidated on April 25, 2022. The Portfolio invests in the Subsidiary in order to gain exposure to the commodities market within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies.

Under Treasury regulations, subpart F income, if any, realized by a wholly-owned non-U.S. subsidiary (such as the Subsidiary) of the Portfolio and included in the Portfolio’s annual income for U.S. federal income purposes, will constitute qualifying income to the extent it is either (i) timely and currently repatriated or (ii) derived with respect to the Portfolio’s business of investing in stock, securities or currencies.

Generally, the Subsidiary will invest primarily in commodity futures and swaps on commodity futures, but it may also invest in other commodity related instruments and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. Unlike the Portfolio, the Subsidiary may invest without limitation in commodity-linked derivatives; however, the Subsidiary complies with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Portfolio’s transactions in derivatives. In addition, the Portfolio and the Subsidiary will be subject to the Portfolio’s fundamental investment restrictions and compliance policies and procedures on a consolidated basis.

By investing in the Subsidiary, the Portfolio is exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are subject to commodities risk. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. The Portfolio, however, wholly owns and controls the Subsidiary, and the Portfolio and Subsidiary are both managed by PanAgora Asset Management, Inc. (the “Subadviser”), making it unlikely that the Subsidiary will take action contrary to the interests of the Portfolio and its shareholders. Changes in the laws of the United States and/or Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in the Portfolio’s prospectus and could adversely affect the Portfolio. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Portfolio shareholders would likely suffer decreased investment returns.

The Consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and the Financial Highlights of the Portfolio include the accounts of the Subsidiary. As of June 30, 2022, the Portfolio held $298,219,616 in the Subsidiary, representing 12.2% of the Portfolio’s total assets. All inter-company accounts and transactions have been eliminated in consolidation for the Portfolio. The Subsidiary has a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.

3. Significant Accounting Policies

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of

BHFTI-26

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Notes to Consolidated Financial Statements—June 30, 2022—(Continued)

these consolidated financial statements, management has evaluated events and transactions subsequent to June 30, 2022 through the date the consolidated financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946- Financial Services- Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its consolidated financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from third-party pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage- and asset-backed securities are generally valued based upon evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued in reference to similar instruments traded on active markets are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded OTC are generally valued based upon interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation

BHFTI-27

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Notes to Consolidated Financial Statements—June 30, 2022—(Continued)

pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including, but not limited to, the overnight index swap rate, London Interbank Offered Rate (“LIBOR”) forward rate or other interest rates, yield curves or credit spreads to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

In December 2020, the Securities and Exchange Commission adopted Rule 2a-5, Good Faith Determinations of Fair Value, under the 1940 Act, which is intended to address valuation practices and the role of the board of directors with respect to the fair value of the investments of a registered investment company. Among other things, Rule 2a-5 will permit the Portfolio’s Board to designate the Portfolio’s primary investment adviser to perform the Portfolio’s fair value determinations, which will be subject to the Board’s oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the investment adviser’s fair value determinations. Compliance with Rule 2a-5 will be required beginning in September 2022. The Portfolio’s valuation policies and related practices may be impacted as the Portfolio comes into compliance with Rule 2a-5.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on

BHFTI-28

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Notes to Consolidated Financial Statements—June 30, 2022—(Continued)

investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid in surplus. Book-tax differences are primarily due to controlled foreign corporation adjustments. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed. As of June 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure.

Inflation-Indexed Bonds - The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value that is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Consolidated Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it. As of June 30, 2022, the Portfolio did not have any outstanding repurchase agreements.

4. Investments in Derivative Instruments

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed-upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the valuation date, is included in the Consolidated Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Consolidated Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Consolidated Statement of Assets and Liabilities. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Portfolio may also experience losses even when such contracts are used for hedging purposes. The Portfolio’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

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Notes to Consolidated Financial Statements—June 30, 2022—(Continued)

Futures Contracts - The Portfolio may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign currency exchange rates in the normal course of pursuing its investment objective. During the period, the Portfolio’s investment in equity futures, interest rate futures and commodity futures were used for investment exposure purposes. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Consolidated Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Consolidated Statement of Operations. When the contract is closed or expires, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. If futures contracts are exchange-traded, the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default. For OTC futures, the Portfolio’s ability to terminate the positions may be more limited than in the case of exchange-traded positions and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

Commodity Futures Contracts and Swaps on Commodity Futures Contracts - The Subsidiary will invest primarily in commodity futures and swaps on commodity futures. Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity.

Swap Agreements - The Portfolio may enter into swap agreements in which the Portfolio and a counterparty agree to either make periodic net payments on a specified notional amount or net payment upon termination. Swap agreements are either privately negotiated in the OTC market (“OTC swaps”) or executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The Portfolio may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash may be paid or received, as applicable, by the Portfolio as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Portfolio as collateral for swap contracts are identified in the Consolidated Schedule of Investments and restricted cash, if any, is reflected on the Consolidated Statement of Assets and Liabilities.

Centrally Cleared Swaps: Clearinghouses currently offer clearing derivative transactions which include interest rate and credit derivatives. In a cleared derivative transaction, a Portfolio typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Portfolio’s exposure to the credit risk of the original counterparty. The Portfolio typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Portfolio would be required to post in an uncleared derivative transaction.

Swap agreements are marked-to-market daily. The fair value of an OTC swap is reflected on the Consolidated Statement of Assets and Liabilities. The changes in value, if any, are reflected as a component of net change in unrealized appreciation/depreciation on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for variation margin on the Consolidated Statement of Assets and Liabilities and as a component of unrealized appreciation/depreciation on the Consolidated Statement of Operations. Upfront payments paid or received upon entering into the swap agreement compensate for differences between the stated terms of the swap agreement and prevailing market conditions (such as credit spreads, currency exchange rates, interest rates, and other relevant factors). Upon termination or maturity of the swap, upfront premiums are recorded as realized gains or losses on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Consolidated Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Consolidated Statement of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit, and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Portfolio may enter into swap transactions with counterparties in accordance with guidelines established by the Board. These

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Notes to Consolidated Financial Statements—June 30, 2022—(Continued)

guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to cover the Portfolio’s exposure to the counterparty. Counterparty risk related to centrally cleared swaps is mitigated due to the protection against defaults provided by the exchange on which these contracts trade.

Interest Rate Swaps: The Portfolio may enter into interest rate swaps to manage its exposure to interest rates or to protect against currency fluctuations, to adjust its interest rate sensitivity (duration), to preserve a return or spread on a particular investment, or otherwise as a substitute for a direct investment in debt securities. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Other forms of interest rate swap agreements may include: (1) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; (2) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; (3) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels; and (4) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.

The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2022 by category of risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Interest Rate			Unrealized depreciation on futures contracts (a) (b)	$18,405,468
Equity	Unrealized appreciation on futures contracts (a) (b)	$1,336,802	Unrealized depreciation on futures contracts (a) (b)	12,863,616
Commodity	Unrealized appreciation on futures contracts (a) (b)	1,495,205	Unrealized depreciation on futures contracts (a) (b)	68,836,811
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	4,120,256	Unrealized depreciation on forward foreign currency exchange contracts	557,649

Total		$6,952,263		$100,663,544

(a)	Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedule of Investments. Only the current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.
(b)	Financial instrument not subject to a master netting agreement.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Consolidated Statement of Assets and Liabilities to enable users of the consolidated financial statements to evaluate the effect or potential effect of netting arrangements on its consolidated financial position for recognized assets and liabilities.

The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2022.

Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Bank of New York Mellon	$877,488	$(178,868)	$—	$698,620
Brown Brothers Harriman & Co.	2,646,481	(69,962)	—	2,576,519
State Street Bank and Trust Co.	596,287	(308,819)	—	287,468

	$4,120,256	$(557,649)	$—	$3,562,607

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Notes to Consolidated Financial Statements—June 30, 2022—(Continued)

The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2022.

Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Bank of New York Mellon	$178,868	$(178,868)	$—	$—
Brown Brothers Harriman & Co.	69,962	(69,962)	—	—
State Street Bank and Trust Co.	308,819	(308,819)	—	—

	$557,649	$(557,649)	$—	$—

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

The following tables summarize the effect of derivative instruments on the Consolidated Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2022:

Consolidated Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Equity	Commodity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$—	$28,988,083	$28,988,083
Futures contracts	(185,272,221)	(43,588,865)	158,732,631	—	(70,128,455)
Swap contracts	(3,515,565)	—	—	—	(3,515,565)

	$(188,787,786)	$(43,588,865)	$158,732,631	$28,988,083	$(44,655,937)

Consolidated Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Equity	Commodity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$—	$4,430,980	$4,430,980
Futures contracts	(17,943,595)	(12,630,639)	(67,882,574)	—	(98,456,808)
Swap contracts	119,506	—	—	—	119,506

	$(17,824,091)	$ ((12,630,639)	$(67,882,574)	$4,430,980	$(93,906,322)

For the six months ended June 30, 2022, the average notional par or face amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$498,062,288
Futures contracts long	2,451,169,604
Futures contracts short	(45,327,167)
Swap contracts	94,666,667

‡	Averages are based on activity levels during the period for which the amounts are outstanding.

5. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the COVID-19 pandemic. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The COVID-19 pandemic has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this pandemic, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and

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Notes to Consolidated Financial Statements—June 30, 2022—(Continued)

sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. At this time, it is still not possible to estimate the severity or duration of the COVID-19 pandemic, including the severity, duration and frequency of any additional “waves” or emerging variants of COVID-19. It is also still not possible to estimate the duration or frequency of the utilization of any therapeutic treatments and vaccines for COVID-19 or variants thereof. It is likewise still not possible to predict or estimate the longer-term effects of the COVID-19 pandemic, or any actions taken to contain or address the pandemic, on the Portfolios, the financial markets, and economy at large. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

In late February 2022, Russian military forces invaded Ukraine, significantly amplifying already existing geopolitical tensions among Russia, Ukraine, Europe, NATO, and the West. Russia’s invasion, the responses of countries and political bodies to Russia’s actions, and the potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities such as oil and natural gas. Following Russia’s actions, various countries, including the U.S., Canada, the United Kingdom, Germany, and France, as well as the European Union, issued broad-ranging economic sanctions against Russia. Sanctions threatened or imposed by these jurisdictions, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or the Portfolio. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Portfolio. Sanctions, or the threat of new or modified sanctions, could impair the ability of the Portfolio to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Portfolio, even if the Portfolio does not have direct exposure to securities of Russian issuers.

Commodities Risk: Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the consolidated financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (e.g., futures contracts and exchange-traded options), while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options).

For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar master agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Portfolio the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to such counterparty equal to any

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Notes to Consolidated Financial Statements—June 30, 2022—(Continued)

amounts payable by the Portfolio under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Consolidated Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Consolidated Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Consolidated Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency, which is segregated at a broker account registered with the Commodities Futures Trading Commission, or the applicable regulator. In a cleared derivative transaction, the Portfolio’s counterparty is a clearinghouse rather than a bank or broker. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

Foreign Investment Risk: The investments by the Portfolio in foreign securities, whether direct or indirect, involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation, unexpected market closures or other political, social or economic developments, such as the imposition of economic sanctions against one or more countries, organizations, entities and/or individuals, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, which is the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In 2017, the UK Financial Conduct Authority (FCA) announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. dollar LIBOR and the Sterling Overnight Interbank Average Rate for GBP LIBOR). Various financial industry groups have been planning for the transition away from LIBOR and markets are developing in response to these new rates, but there are concerns around liquidity of the new rates and obstacles to converting certain securities and transactions to new rates. Neither the effect of the transition process nor its ultimate success can yet be known. The transition away from and eventual elimination of LIBOR may adversely affect the interest rates on, and liquidity and value of, certain assets and liabilities of the Portfolio that are tied to LIBOR. These may include bank loans, floating rate securities, structured securities (including asset-backed and mortgage-backed securities), other debt securities, derivatives, and financing transactions tied to LIBOR, particularly insofar as the documentation governing such instruments does not include “fall back” provisions addressing the transition from LIBOR. The effect of any changes to, or discontinuation of, LIBOR on the Portfolio will vary depending on, among other things (1) existing fallback or termination provisions in individual contracts and (2) the extent to which industry participants adopt new reference rates and fallbacks for both legacy and new products and instruments. The Subadviser may have discretion to determine a successor or substitute reference rate, including any price or other adjustments to account for differences between the successor or substitute reference rate and previous rate. Such successor or substitute reference rate and any adjustments selected may negatively impact the Portfolio’s investments, performance or financial condition, and may expose the Portfolio to additional tax, accounting and regulatory risks. The transition away from LIBOR may affect the value, liquidity or return on certain Portfolio investments and may result in costs incurred in connection with closing out positions and entering into new trades, adversely impacting the Portfolio’s overall financial condition or results of operations. It is difficult to predict the full impact of the transition away from LIBOR and the adoption of alternative reference rates on the Portfolio.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

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Notes to Consolidated Financial Statements—June 30, 2022—(Continued)

6. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2022 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$5,523,323	$204,616,354	$215,983,064	$247,167,751

With respect to the Portfolio’s merger with the Predecessor Portfolio (see Note 10) at the close of business on April 29, 2022, the Portfolio acquired long-term securities with a cost of $2,107,045,401 that are not included in the above purchases values.

7. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. As of April 30, 2022, for providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2022	% per annum	Average Daily Net Assets
$3,168,405	0.675%	First $250 million
	0.650%	$250 million to $750 million
	0.625%	$750 million to $1 billion
	0.600%	Over $1 billion

Prior to April 30, 2022, the Predecessor Portfolio paid the Adviser a monthly fee based upon annual rates that applied to the Predecessor Portfolio’s average daily net assets as follows:

% per annum	Average Daily Net Assets
0.650%	First $250 million
0.640%	$250 million to $750 million
0.630%	$750 million to $1 billion
0.600%	Over $1 billion

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. The Subadviser is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, the Adviser has agreed, for the period April 30, 2022 to April 30, 2023, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.025%	First $250 million
0.010%	$250 million to $750 million
(0.005)%	$750 million to $1 billion
0.010%	$1 billion to $1.5 billion
0.040%	Over $1.5 billion

Prior to April 30, 2022, the Adviser had agreed, for the period of December 15, 2021 to April 29, 2022, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Predecessor Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.010%	$1 billion to $1.5 billion
0.040%	Over $1.5 billion

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Notes to Consolidated Financial Statements—June 30, 2022—(Continued)

Amounts waived for the six months ended June 30, 2022 are included in the amount shown as a management fee waiver in the Consolidated Statement of Operations.

Additionally, prior to April 30, 2022, Brighthouse Investment Advisers had contractually agreed to waive a portion of its management fee in an amount equal to the difference, if any, between (a) the subadvisory fee payable by the Adviser to the Subadviser calculated based solely on the assets of the Predecessor Portfolio and (b) the subadvisory fee payable by the Adviser to the Subadviser calculated using the fee rate that would apply to the combined net assets of the Predecessor Portfolio and those of the Portfolio a series of the Trust also subadvised by the Subadviser. Amounts waived for six months ended June 30, 2022 are included in the amount shown as a management fee waiver in the Consolidated Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2022 are shown as Distribution and service fees in the Consolidated Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. During the six months ended June 30, 2022, deferred compensation losses exceeded accrued Trustees’ fees and expenses. As such, changes in the value of participants’ deferral accounts in excess of the Trustees’ fees and expenses are reflected as a component of Miscellaneous expenses in the Consolidated Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Consolidated Statement of Assets and Liabilities.

8. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

9. Income Tax Information

The income tax information in this note does not reflect the acquisition which took place on April 29, 2022 (See Note 10 for further information).

The cost basis of investments for federal income tax purposes at June 30, 2022 was as follows:

Cost basis of investments	$2,607,806,762

Gross unrealized appreciation	16,309,427
Gross unrealized (depreciation)	(232,105,984)

Net unrealized appreciation (depreciation)	$(215,796,557)

BHFTI-36

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Notes to Consolidated Financial Statements—June 30, 2022—(Continued)

The tax character of distributions paid for the years ended December 31, 2021 and 2020 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2021	2020	2021	2020	2021	2020
$8,787,465	$14,951,965	$11,947,490	$7,447,117	$20,734,955	$22,399,082

As of December 31, 2021, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation (Depreciation)	Accumulated Capital Losses	Total
$18,128,097	$647,799	$9,088,844	$—	$27,864,740

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2021, the Portfolio had no accumulated capital losses.

10. Acquisition

At the close of business on April 29, 2022, the PanAgora Global Diversified Risk Portfolio II (the “PanAgora II Portfolio”), with aggregate Class B net assets of $2,496,103,959, acquired all of the assets and assumed the liabilities of the Predecessor Portfolio. The Predecessor Portfolio was the accounting survivor of the merger for financial reporting purposes. Therefore, the financial statements presented for the Portfolio reflect the historical results of Predecessor Portfolio prior to the acquisition and the combined results thereafter. The PanAgora II Portfolio was the legal and tax survivor of the merger and changed its name to PanAgora Global Diversified Risk Portfolio upon completion of the merger.

The acquisition was accomplished by a tax-free exchange of 312,549,834 Class B shares of the PanAgora II Portfolio (valued at $2,496,103,959) for 285,432,128 Class B shares of the Portfolio. Each shareholder of the Predecessor Portfolio received Class B shares of the Portfolio at the Class B NAV, as determined at the close of business on April 29, 2022. The transaction provided investors a risk parity strategy at scale, which may provide the opportunity for enhanced returns. It also streamlined the offerings of the portfolios managed by the Adviser, so that management, distribution and other resources could be focused more effectively on a smaller group of portfolios. Some of the investments held by the Predecessor Portfolio may have been purchased or sold prior to the acquisition for the purpose of complying with the anticipated investment policies or limitations of the Portfolio after the acquisition. If such purchases or sales occurred, the transaction costs were borne by the Predecessor Portfolio. All other costs associated with the merger were not borne by the shareholders of either the PanAgora II Portfolio or the Predecessor Portfolio. The Predecessor Portfolio’s net assets on April 29, 2022, were $220,668,507 for Class B shares, including investments valued at $219,943,734 with a cost basis of $228,065,436. For financial reporting purposes, assets received, liabilities assumed and shares issued by the Portfolio were recorded at fair value; however, the cost basis of the investments received by the Portfolio from the Predecessor Portfolio were carried forward to align ongoing reporting of the Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The aggregate net assets of the Portfolio immediately after the acquisition were $2,716,772,466, which included $111,587,425 of acquired unrealized depreciation on investments and foreign currency transactions.

Assuming the acquisition had been completed on January 1, 2022, the Portfolio’s pro-forma results of operations for the period ended June 30, 2022, are as follows:

Net Investment income	$26,573,885	(a)
Net realized and unrealized loss	(649,774,310	)(b)

Net decrease in net assets from operations	$(623,200,425)

(a)	$8,977,584 net investment income as reported at June 30, 2022, plus $17,366,863 from the Portfolio pre-merger net investment income, plus $96,805 in lower net advisory fees, plus $132,633 of pro-forma eliminated other expenses.
(b)	$309,417,001 unrealized depreciation as reported at June 30, 2022, less $77,668,928 pro-forma December 31, 2021 unrealized appreciation, plus $90,117,098 net realized loss as reported at June 30, 2022, plus $172,571,283 in net realized loss from the Portfolio pre-merger.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Predecessor Portfolio that have been included in the Portfolio’s Consolidated Statement of Operations since April 29, 2022.

BHFTI-37

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Notes to Consolidated Financial Statements—June 30, 2022—(Continued)

11. Recent Accounting Pronouncement

In January 2021, the FASB issued Accounting Standards Update No. 2021-01 (“ASU 2021-01”), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, as regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective through December 31, 2022, for all entities. The expedients and exceptions provided by the amendments do not apply to contract modifications and hedging relationships entered into or evaluated after December 31, 2022, except for hedging transactions as of December 31, 2022, that an entity has elected certain optional expedients for and that are retained through the end of the hedging relationship. Management expects that the adoption of the guidance will not have a material impact on the Portfolio’s financial statements.

BHFTI-38

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Brighthouse Funds Trust I and Shareholders of the PanAgora Global Diversified Risk Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the PanAgora Global Diversified Risk Portfolio (the “Fund”) (one of the funds constituting the Brighthouse Funds Trust I), as of June 30, 2022, the related statement of operations for the six months then ended, the statements of changes in net assets for the six months then ended and the year ended December 31, 2021, the financial highlights for the six months then ended and each of the five years in the period ended December 31, 2021, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the PanAgora Global Diversified Risk Portfolio as of June 30, 2022, and the results of its operations for the six months then ended, the changes in its net assets for the six months then ended and the year ended December 31, 2021, and the financial highlights for the six months then ended and each of the five years in the period ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2022, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

August 25, 2022

We have served as the auditor of one or more Brighthouse investment companies since 1983.

BHFTI-39

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

For the period April 1, 2021 through March 31, 2022, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-40

Brighthouse Funds Trust I

Shareholder Votes (Unaudited)

At a Special Meeting of Shareholders, held February 25, 2022, the shareholders of the PanAgora Global Diversified Risk Portfolio voted for the following proposal:

	For	Against	Abstain	Total
To approve an Agreement and Plan of Reorganization (the “Plan”) providing for the acquisition of all of the assets of PanAgora Global Diversified Risk Portfolio (“Predecessor Portfolio”) by PanAgora Global Diversified Risk II Portfolio (to be renamed PanAgora Global Diversified Risk Portfolio) (the “Portfolio”), each a series of Brighthouse Funds Trust I, in exchange for shares of the Portfolio and the assumption by the Portfolio of the liabilities of the Predecessor Portfolio.	19,512,060.776	701,926.178	1,815,167.093	22,029,154.047

BHFTI-41

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Managed by Pacific Investment Management Company LLC

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2022, the Class A, B and E shares of the PIMCO Inflation Protected Bond Portfolio returned -9.06%, -9.22%, and -9.18%, respectively. The Portfolio’s benchmark, the Bloomberg U.S. TIPS Index¹, returned -8.92%.

MARKET ENVIRONMENT / CONDITIONS

During the first quarter of 2022, geopolitics took center stage as Russia invaded Ukraine. Russia’s open use of military force precipitated financial sanctions and condemnation from the international community. The U.S., European Union and other developed nations were quick to circumscribe Russia from their financial systems. Commodity prices soared given Europe’s dependency on Russian oil/natural gas and Ukraine’s significant share of global wheat, neon, and palladium supply.

In the first quarter, most risk assets experienced challenging performance as risk sentiment waned. Equities globally ended the quarter lower—with many markets (including the S&P 500 Index) dipping into correction territories—while credit spreads widened. External emerging market spreads also widened on the quarter, influenced by Russia’s composition in the index and concerns of contagion.

Throughout the second quarter, the conflict between Russia and Ukraine remained an area of focus for investors as it surpassed the four-month mark since the invasion. Russia officially defaulted on its foreign debt for the first time since 1918, given the culmination of mounting western sanctions that inhibited payments to overseas creditors.

Weakening economic data and growing probability of recessions weighed on risk sentiment as investors suffered losses in the majority of asset classes. In the U.S., the S&P 500 Index finished the second quarter -16.1% lower, bringing the year-to-date return to -19.96%, entering bear market territory. Globally, most major markets were also down, although Chinese equities were a source of strength, owing to easing COVID-19 restrictions in major cities. Risk off sentiment was also prevalent in credit spreads, where U.S. investment grade credit and U.S. high yield widened.

Developed market central banks maintained their hawkish stance with their sights set on combating historic levels of inflation. Most notably, in the U.S., the Consumer Price Index (“CPI”) increased 8.6% year-on-year in May. This prompted the Federal Reserve (the “Fed”) to hike interest rates by 0.75% in June, the first time since 1994, and acknowledge that credibly fighting inflation will come at the cost of lower growth. June also saw the beginning of the run-off in Fed balance sheet assets.

PORTFOLIO REVIEW / PERIOD-END POSITIONING

Nominal curve positioning in the U.S., partially through the use of total return swaps, added to Portfolio performance while positioning in Eurozone interest rates, partially implemented through futures, interest rate swaps, and swaptions, detracted from performance. Long exposure to Agency mortgage-backed securities (“MBS”), partly implemented using options, detracted from performance as mortgage-backed securities underperformed similar duration treasuries. An overweight to U.S. breakeven inflation (the difference between nominal and real yields), partially facilitated using inflation caps, added to performance as inflation expectations in the U.S. increased. Similarly, long exposure to European and Japanese breakeven inflation, also partially implemented using inflation caps, contributed to performance as global developed market inflation expectations rose. This more than offset detractions from tactical short exposure to U.K. breakeven inflation as inflation expectations in the U.K. rose.

The Portfolio ended the period with an underweight duration position relative to the benchmark, mainly sourced in the Eurozone and Japan while maintaining neutral exposure to U.S. duration. The Portfolio maintained an overweight to U.S. breakevens as long-term inflation expectations were still well-anchored despite recent CPI beats. The Portfolio remained underweight U.K. breakevens on a relative basis to U.S. inflation given its structural richness. Additionally, the Portfolio maintained modest overweight positions in select global inflation-linked bonds, including Eurozone and Japanese linkers given they provide an asymmetric payoff and lagged the global recovery initially. Within tactical exposure to spread sectors, the Portfolio remained cautious overall on generic corporate credit. The Portfolio maintained exposure to securitized spread sectors as well as Danish mortgages given attractive valuations and yield pickup. Within currencies, the Portfolio remained cautious given macroeconomic uncertainty.

BHFTI-1

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Managed by Pacific Investment Management Company LLC

Portfolio Manager Commentary*—(Continued)

Derivatives were used in the Portfolio to attain certain exposures in a liquid and cost-effective manner. All derivatives performed as expected during the period.

Steve Rodosky

Daniel He

Portfolio Managers

Pacific Investment Management Company LLC

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The Bloomberg U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding.

BHFTI-2

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

A $10,000 INVESTMENT COMPARED TO THE BLOOMBERG U.S. TIPS INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2022

	6 Month	1 Year	5 Year	10 Year
PIMCO Inflation Protected Bond Portfolio
Class A	-9.06	-5.65	3.15	1.65
Class B	-9.22	-5.87	2.88	1.39
Class E	-9.18	-5.84	2.98	1.49
Bloomberg U.S. TIPS Index	-8.92	-5.14	3.21	1.73

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

Portfolio Composition as of June 30, 2022

Top Sectors

% of Net Assets
U.S. Treasury & Government Agencies	95.2
Foreign Government	9.8
Asset-Backed Securities	8.1
Corporate Bonds & Notes	5.7
Mortgage-Backed Securities	2.6
Purchased Options	0.8
Preferred Stocks	0.6

BHFTI-3

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2022 through June 30, 2022.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

PIMCO Inflation Protected Bond Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period** January 1, 2022 to June 30, 2022
Class A (a)	Actual	0.61%	$1,000.00	$909.40	$2.89
	Hypothetical*	0.61%	$1,000.00	$1,021.77	$3.06

Class B (a)	Actual	0.86%	$1,000.00	$907.80	$4.07
	Hypothetical*	0.86%	$1,000.00	$1,020.53	$4.31

Class E (a)	Actual	0.76%	$1,000.00	$908.20	$3.60
	Hypothetical*	0.76%	$1,000.00	$1,021.03	$3.81

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 6 of the Notes to Financial Statements.

BHFTI-4

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—95.2% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—3.7%
Fannie Mae 30 Yr. Pool 3.000%, 05/01/52	396,695	$369,973
4.000%, 10/01/48	527,539	527,599
4.000%, 04/01/49	387,385	386,207
4.000%, 03/01/50	232,946	232,843
4.000%, 08/01/50	321,465	318,819
4.000%, 02/01/52	694,718	685,874
Fannie Mae ARM Pool
1.524%, 12M MTA + 1.200%, 07/01/44 (a)	3,706	3,767
1.524%, 12M MTA + 1.200%, 09/01/44 (a)	9,233	9,386
2.430%, 1Y H15 + 2.360%, 11/01/34 (a)	157,618	163,502
Fannie Mae REMICS (CMO)
1.001%, 1M LIBOR + 0.060%, 07/25/37 (a)	106,925	104,445
1.066%, 1M LIBOR + 0.060%, 12/25/36 (a)	14,338	14,171
1.774%, 1M LIBOR + 0.150%, 08/25/34 (a)	18,000	17,694
1.974%, 1M LIBOR + 0.350%, 07/25/37 (a)	2,693	2,674
2.004%, 1M LIBOR + 0.380%, 07/25/37 (a)	28,073	27,919
2.084%, 05/25/35 (a)	82,746	84,669
Fannie Mae Whole Loan (CMO)
1.974%, 1M LIBOR + 0.350%, 05/25/42 (a)	23,344	23,176
Freddie Mac ARM Non-Gold Pool
2.350%, 1Y H15 + 2.225%, 01/01/34 (a)	12,874	13,328
Freddie Mac REMICS (CMO)
1.150%, 1M LIBOR + 0.350%, 07/15/44 (a)	1,457,491	1,436,465
Freddie Mac Strips (CMO)
1.774%, 1M LIBOR + 0.450%, 09/15/42 (a)	1,513,744	1,499,619
Freddie Mac Structured Pass-Through Certificates (CMO)
1.524%, 12M MTA + 1.200%, 02/25/45 (a)	276,238	281,638
1.676%, 12M MTA + 1.200%, 10/25/44 (a)	927,300	952,793
1.884%, 1M LIBOR + 0.260%, 08/25/31 (a)	17,383	17,037
Government National Mortgage Association (CMO)
0.382%, 12M LIBOR + 0.150%, 08/20/68 (a)	2,485,309	2,422,101
1.633%, 1M LIBOR + 0.830%, 08/20/66 (a)	164,786	164,381
1.968%, 12M LIBOR + 0.750%, 04/20/67 (a)	1,944,842	1,920,773
Uniform Mortgage-Backed Securities 30 Yr. Pool
3.000%, TBA (b)	5,300,000	4,923,259
3.500%, TBA (b)	20,420,000	19,611,101
4.000%, TBA (b)	37,465,720	36,875,196

		73,090,409

U.S. Treasury—91.5%
U.S. Treasury Bond
1.625%, 11/15/50 (c)	12,550,000	8,826,670
U.S. Treasury Inflation Indexed Bonds
0.125%, 02/15/51 (d)	16,997,928	13,084,420
0.125%, 02/15/52 (d) (e) (f) (g)	7,476,264	5,800,724
0.250%, 02/15/50 (d)	13,289,344	10,486,642
0.625%, 02/15/43 (d)	13,704,025	12,107,185
0.750%, 02/15/42 (c) (d)	44,824,219	40,951,127
0.750%, 02/15/45 (c) (d)	22,046,080	19,737,270
0.875%, 02/15/47 (c) (d)	45,068,426	41,635,479
1.000%, 02/15/46 (c) (d)	55,730,403	52,802,380
1.375%, 02/15/44 (c) (d)	89,905,982	91,946,427
1.750%, 01/15/28 (c) (d)	71,351,627	75,736,779
2.000%, 01/15/26 (c) (d)	31,949,043	33,836,033
2.125%, 02/15/40 (c) (d)	21,839,089	25,491,164

U.S. Treasury—(Continued)
U.S. Treasury Inflation Indexed Bonds
2.125%, 02/15/41 (c) (d)	20,102,686	23,353,667
2.375%, 01/15/25 (c) (d)	63,388,244	67,168,016
2.375%, 01/15/27 (d) (g)	544,673	591,502
2.500%, 01/15/29 (c) (d)	31,304,669	34,798,319
3.375%, 04/15/32 (d) (e) (f) (g)	3,155,994	3,942,322
3.625%, 04/15/28 (c) (d)	32,293,981	37,718,361
3.875%, 04/15/29 (c) (d)	35,729,062	43,136,795
U.S. Treasury Inflation Indexed Notes
0.125%, 01/15/23 (c) (d)	63,719,694	64,794,964
0.125%, 10/15/24 (c) (d)	43,037,648	43,301,029
0.125%, 04/15/25 (c) (d)	9,623,916	9,628,615
0.125%, 10/15/25 (d) (e) (g) (h) (i)	10,248,984	10,240,977
0.125%, 04/15/26 (d)	18,737,570	18,562,149
0.125%, 07/15/26 (c) (d)	63,085,483	62,574,556
0.125%, 10/15/26 (c) (d)	26,859,843	26,615,027
0.125%, 04/15/27 (d)	18,530,056	18,244,143
0.125%, 01/15/30 (c) (d)	53,478,124	51,044,452
0.125%, 07/15/30 (c) (d)	60,220,769	57,429,286
0.125%, 01/15/31 (c) (d)	47,658,368	45,330,058
0.125%, 07/15/31 (c) (d)	72,076,277	68,529,711
0.125%, 01/15/32 (c) (d)	55,061,487	52,264,320
0.250%, 01/15/25 (c) (d)	34,659,360	34,869,212
0.250%, 07/15/29 (c) (d)	81,522,641	79,046,710
0.375%, 07/15/23 (c) (d)	21,539,083	21,917,699
0.375%, 07/15/25 (d) (i)	11,517,386	11,632,710
0.375%, 01/15/27 (c) (d)	47,840,868	47,662,710
0.375%, 07/15/27 (c) (d)	50,208,733	50,026,335
0.500%, 04/15/24 (c) (d)	21,454,992	21,751,674
0.500%, 01/15/28 (c) (d)	146,613,510	145,611,269
0.625%, 04/15/23 (c) (d)	104,508,377	106,292,367
0.625%, 01/15/24 (d) (g) (h)	12,451,380	12,664,415
0.625%, 01/15/26 (c) (d)	33,381,034	33,754,833
0.750%, 07/15/28 (c) (d)	51,370,199	51,737,416
0.875%, 01/15/29 (d)	18,791,235	18,966,425
U.S. Treasury Notes
1.750%, 12/31/24 (c) (g)	2,260,000	2,190,258

		1,809,834,602

Total U.S. Treasury & Government Agencies
(Cost $2,028,448,972)		1,882,925,011

Foreign Government—9.8%

Sovereign—9.8%
Australia Government Bond
3.000%, 09/20/25 (AUD) (d)	11,150,000	11,179,631
Canadian Government Real Return Bond
4.250%, 12/01/26 (CAD) (d)	8,185,488	7,333,299
French Republic Government Bond OAT
0.100%, 03/01/26 (144A) (EUR) (c) (d)	16,919,490	18,814,130
0.100%, 07/25/31 (144A) (EUR) (c) (d)	1,749,248	1,917,125
0.100%, 07/25/38 (144A) (EUR) (d)	6,118,608	6,371,215
0.250%, 07/25/24 (EUR) (c) (d)	4,537,689	5,083,385
Italy Buoni Poliennali Del Tesoro
0.100%, 05/15/33 (144A) (EUR) (d)	4,152,408	3,767,891

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Italy Buoni Poliennali Del Tesoro
0.400%, 05/15/30 (144A) (EUR) (d)	10,863,300	$10,834,931
1.400%, 05/26/25 (144A) (EUR) (d)	56,810,224	61,979,704
Japanese Government CPI Linked Bonds
0.005%, 03/10/31 (JPY) (d)	368,445,600	2,870,335
0.100%, 03/10/28 (JPY) (d)	739,814,400	5,736,179
0.100%, 03/10/29 (JPY) (d)	708,178,420	5,506,546
Mexican Bonos 7.750%, 05/29/31 (MXN)	97,900,000	4,477,904
New Zealand Government Inflation Linked Bonds
2.500%, 09/20/35 (NZD) (d)	1,722,300	1,294,873
3.000%, 09/20/30 (NZD) (d)	11,600,000	9,247,598
Peruvian Government International Bond 5.940%, 02/12/29 (144A) (PEN)	5,700,000	1,359,299
Qatar Government International Bond 3.875%, 04/23/23	700,000	702,449
United Kingdom Gilt Inflation Linked Bonds
0.125%, 03/22/24 (GBP) (d)	12,408,570	15,962,313
1.250%, 11/22/27 (GBP) (d)	7,130,074	10,089,435
1.875%, 11/22/22 (GBP) (d)	6,988,231	8,808,628

Total Foreign Government (Cost $201,528,762)		193,336,870

Asset-Backed Securities—8.1%

Asset-Backed - Home Equity—1.1%
ACE Securities Corp. Home Equity Loan Trust
2.024%, 1M LIBOR + 0.200%, 03/25/37 (a)	472,473	235,359
2.674%, 1M LIBOR + 1.050%, 12/25/33 (a)	1,157,766	1,112,009
Asset Backed Securities Corp. Home Equity Loan Trust 2.449%, 1M LIBOR + 0.825%, 04/25/34 (a)	1,382,017	1,288,957
Citigroup Mortgage Loan Trust, Inc.
1.804%, 1M LIBOR + 0.180%, 03/25/37 (a)	883,580	770,973
1.914%, 1M LIBOR + 0.290%, 09/25/36 (144A) (a)	1,094,270	1,065,967
2.314%, 1M LIBOR + 0.690%, 10/25/35 (a)	3,700,000	3,458,952
First NLC Trust 1.694%, 1M LIBOR + 0.070%, 08/25/37 (144A) (a)	831,718	463,092
GSAA Home Equity Trust 6.720%, 03/25/46 (j)	321,881	206,994
Home Equity Asset Trust
2.299%, 1M LIBOR + 0.675%, 02/25/36 (a)	1,966,212	1,907,377
2.479%, 1M LIBOR + 0.855%, 08/25/34 (a)	307,590	299,214
HSI Asset Securitization Corp. Trust 1.724%, 1M LIBOR + 0.100%, 10/25/36 (a)	4,210	1,871
MASTR Asset-Backed Securities Trust 2.374%, 1M LIBOR + 0.750%, 10/25/35 (a)	104,765	99,206
Morgan Stanley ABS Capital, Inc. Trust
2.284%, 1M LIBOR + 0.660%, 01/25/35 (a)	736,006	712,388
2.299%, 1M LIBOR + 0.675%, 09/25/35 (a)	1,300,000	1,237,191
New Century Home Equity Loan Trust 2.389%, 1M LIBOR + 0.765%, 02/25/35 (a)	357,187	340,604
Nomura Home Equity Loan, Inc. 2.059%, 1M LIBOR + 0.435%, 03/25/36 (a)	1,839,693	1,800,463
NovaStar Mortgage Funding Trust 2.329%, 1M LIBOR + 0.705%, 01/25/36 (a)	846,611	840,577

Asset-Backed - Home Equity—(Continued)
RASC Trust 2.084%, 1M LIBOR + 0.230%, 06/25/36 (a)	3,925,352	3,737,153
Soundview Home Loan Trust
1.804%, 1M LIBOR + 0.180%, 07/25/37 (a)	337,900	317,312
1.824%, 1M LIBOR + 0.200%, 06/25/37 (a)	2,041,201	1,496,587

		21,392,246

Asset-Backed - Other—6.7%
522 Funding CLO, Ltd. 2.103%, 3M LIBOR + 1.040%, 10/20/31 (144A) (a)	1,500,000	1,461,680
AMMC CLO, Ltd.
2.018%, 3M LIBOR + 0.980%, 04/14/29 (144A) (a)	3,461,176	3,426,834
2.352%, 3M LIBOR + 0.950%, 11/10/30 (144A) (a)	1,000,000	980,033
Anchorage Capital CLO, Ltd.
2.094%, 3M LIBOR + 1.050%, 07/15/30 (144A) (a)	1,300,000	1,279,953
2.184%, 3M LIBOR + 1.140%, 07/15/32 (144A) (a)	300,000	292,394
2.276%, 3M LIBOR + 1.140%, 07/22/32 (144A) (a)	1,600,000	1,555,224
Apidos CLO XXVI 1.944%, 3M LIBOR + 0.900%, 07/18/29 (144A) (a)	1,600,000	1,575,992
Apidos CLO XXVII 1.974%, 3M LIBOR + 0.930%, 07/17/30 (144A) (a)	1,700,000	1,671,476
Arbor Realty Commercial Real Estate Notes, Ltd. 2.229%, SOFR30A + 1.450%, 01/15/37 (144A) (a)	2,600,000	2,534,900
Ares European CLO VI DAC 0.610%, 3M EURIBOR + 0.610%, 04/15/30 (144A) (EUR) (a)	692,803	706,941
ARES L CLO, Ltd. 2.094%, 3M LIBOR + 1.050%, 01/15/32 (144A) (a)	700,000	682,899
Ares LII CLO, Ltd. 2.186%, 3M LIBOR + 1.050%, 04/22/31 (144A) (a)	1,700,000	1,657,780
Argent Securities Trust 1.944%, 1M LIBOR + 0.320%, 05/25/36 (a)	232,180	61,676
Atlas Senior Loan Fund, Ltd.
2.134%, 3M LIBOR + 1.090%, 01/15/31 (144A) (a)	589,321	578,795
2.194%, 3M LIBOR + 1.150%, 01/16/30 (144A) (a)	2,295,140	2,261,163
Atrium XII 1.966%, 3M LIBOR + 0.830%, 04/22/27 (144A) (a)	2,710,944	2,671,849
Barings CLO, Ltd. 2.133%, 3M LIBOR + 1.070%, 01/20/32 (144A) (a)	1,900,000	1,856,165
BDS, Ltd. 3.307%, 1M TSFR + 1.800%, 03/19/39 (144A) (a)	1,900,000	1,867,238
Benefit Street Partners CLO XII, Ltd. 1.994%, 3M LIBOR + 0.950%, 10/15/30 (144A) (a)	1,000,000	984,092
Birch Grove CLO, Ltd. 2.959%, 3M LIBOR + 1.130%, 06/15/31 (144A) (a)	1,000,000	975,289
Black Diamond CLO, Ltd.
0.650%, 3M EURIBOR + 0.650%, 10/03/29 (144A) (EUR) (a)	251,365	262,117
2.012%, 3M LIBOR + 1.050%, 10/03/29 (144A) (a)	163,031	162,407
Carlyle Euro CLO DAC 0.630%, 3M EURIBOR + 0.630%, 08/15/30 (144A) (EUR) (a)	1,097,335	1,121,458
Carlyle Global Market Strategies CLO, Ltd.
0.750%, 3M EURIBOR + 0.750%, 11/15/31 (144A) (EUR) (a)	1,600,000	1,618,647

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Carlyle Global Market Strategies CLO, Ltd.
2.014%, 3M LIBOR + 0.970%, 04/17/31 (144A) (a)	498,484	$488,232
2.216%, 3M LIBOR + 1.080%, 04/22/32 (144A) (a)	400,000	388,338
2.361%, 3M LIBOR + 0.950%, 08/14/30 (144A) (a)	2,300,000	2,256,799
Carlyle U.S. CLO, Ltd.
2.063%, 3M LIBOR + 1.000%, 04/20/31 (144A) (a)	1,600,000	1,559,970
2.224%, 3M LIBOR + 1.180%, 01/15/30 (144A) (a)	500,000	490,455
Catamaran CLO, Ltd. 2.236%, 3M LIBOR + 1.100%, 04/22/30 (144A) (a)	1,989,793	1,963,331
CBAM, Ltd. 2.313%, 3M LIBOR + 1.250%, 07/20/30 (144A) (a)	700,000	693,092
Cedar Funding CLO, Ltd. 2.144%, 3M LIBOR + 1.100%, 07/17/31 (144A) (a)	800,000	782,258
CIFC Funding, Ltd.
2.044%, 3M LIBOR + 1.000%, 04/18/31 (144A) (a)	1,900,000	1,864,314
2.108%, 3M LIBOR + 1.010%, 04/23/29 (144A) (a)	574,656	566,856
2.134%, 3M LIBOR + 0.950%, 10/24/30 (144A) (a)	2,500,000	2,452,705
CIT Mortgage Loan Trust
2.974%, 1M LIBOR + 1.350%, 10/25/37 (144A) (a)	1,075,379	1,069,861
3.124%, 1M LIBOR + 1.500%, 10/25/37 (144A) (a)	4,400,000	4,099,358
Contego CLO VIII DAC 0.640%, 3M EURIBOR + 0.640%, 01/23/30 (144A) (EUR) (a)	799,204	816,427
Credit-Based Asset Servicing and Securitization LLC
1.744%, 1M LIBOR + 0.120%, 07/25/37 (144A) (a)	69,006	48,212
1.844%, 1M LIBOR + 0.220%, 07/25/37 (144A) (a)	1,375,282	965,542
Crestline Denali CLO XV, Ltd. 2.093%, 3M LIBOR + 1.030%, 04/20/30 (144A) (a)	1,200,000	1,181,184
Crestline Denali CLO, Ltd. 2.324%, 3M LIBOR + 1.140%, 10/23/31 (144A) (a)	1,100,000	1,073,630
CSAB Mortgage-Backed Trust 6.220%, 09/25/36 (j)	407,295	148,104
CWABS Asset-Backed Certificates Trust
1.814%, 1M LIBOR + 0.190%, 11/25/37 (a)	5,466,271	5,043,292
2.364%, 1M LIBOR + 0.740%, 08/25/47 (a)	25,408	24,335
2.419%, 1M LIBOR + 0.795%, 02/25/36 (a)	349,431	348,856
Dryden 52 Euro CLO DAC 0.860%, 3M EURIBOR + 0.860%, 05/15/34 (144A) (EUR) (a)	1,000,000	1,011,119
Dryden 64 CLO, Ltd. 2.014%, 3M LIBOR + 0.970%, 04/18/31 (144A) (a)	700,000	684,588
Ellington Loan Acquisition Trust 2.724%, 1M LIBOR + 1.100%, 05/25/37 (144A) (a)	1,270,962	1,227,006
First Franklin Mortgage Loan Trust
1.744%, 1M LIBOR + 0.120%, 12/25/36 (a)	9,340,165	7,808,267
1.934%, 1M LIBOR + 0.310%, 07/25/36 (a)	1,864,427	1,773,495
Gallatin CLO VIII, Ltd. 2.134%, 3M LIBOR + 1.090%, 07/15/31 (144A) (a)	400,000	391,693
Goldentree Loan Management U.S. CLO 6, Ltd. 1.973%, 3M LIBOR + 0.910%, 11/20/30 (144A) (a)	800,000	783,660
GSAMP Trust 2.359%, 1M LIBOR + 0.735%, 09/25/35 (a)	108,297	106,172
HalseyPoint CLO, Ltd. 2.736%, 3M LIBOR + 1.450%, 11/30/32 (144A) (a)	500,000	491,585

Asset-Backed - Other—(Continued)
HSI Asset Securitization Corp. Trust 1.784%, 1M LIBOR + 0.160%, 05/25/37 (a)	156,110	154,792
JPMorgan Mortgage Acquisition Trust 1.834%, 1M LIBOR + 0.210%, 10/25/36 (a)	66,261	65,156
Jubilee CLO B.V. 0.391%, 3M EURIBOR + 0.840%, 07/12/28 (144A) (EUR) (a)	152,942	159,699
KKR CLO, Ltd. 2.224%, 3M LIBOR + 1.180%, 01/15/31 (144A) (a)	500,000	490,054
KVK CLO, Ltd. 1.938%, 3M LIBOR + 0.900%, 01/14/28 (144A) (a)	131,145	130,897
Laurelin B.V. 0.720%, 3M EURIBOR + 0.720%, 10/20/31 (144A) (EUR) (a)	700,000	708,505
LCM XIII L.P. 1.914%, 3M LIBOR + 0.870%, 07/19/27 (144A) (a)	2,487,576	2,450,197
LCM XXV, Ltd. 1.951%, 3M TSFR + 1.100%, 07/20/30 (144A) (a)	900,000	872,098
LoanCore Issuer, Ltd.
2.329%, SOFR30A + 1.550%, 01/17/37 (144A) (a)	2,100,000	2,045,734
2.454%, 1M LIBOR + 1.130%, 05/15/36 (144A) (a)	270,355	269,986
Long Beach Mortgage Loan Trust
1.864%, 1M LIBOR + 0.240%, 08/25/36 (a)	899,451	409,900
2.359%, 1M LIBOR + 0.735%, 08/25/35 (a)	2,233	2,273
M360 2021-CRE3, Ltd. 3.126%, 1M LIBOR + 1.500%, 11/22/38 (144A) (a)	600,000	587,167
Madison Park Funding, Ltd. 2.439%, 3M LIBOR + 1.200%, 07/29/30 (144A) (a)	400,000	395,128
Man GLG Euro CLO II DAC 0.870%, 3M EURIBOR + 0.870%, 01/15/30 (144A) (EUR) (a)	642,077	661,841
MF1, Ltd.
2.692%, 1M LIBOR + 1.080%, 10/16/36 (144A) (a)	700,000	676,230
2.960%, 1M TSFR + 2.150%, 06/19/37 (144A) (a)	1,800,000	1,795,133
Morgan Stanley ABS Capital I, Inc. Trust
2.599%, 1M LIBOR + 0.975%, 07/25/34 (a)	47,679	45,594
2.674%, 1M LIBOR + 1.050%, 06/25/35 (a)	1,232,000	1,125,909
Morgan Stanley IXIS Real Estate Capital Trust 1.674%, 1M LIBOR + 0.050%, 11/25/36 (a)	534	195
Mountain View CLO LLC 2.134%, 3M LIBOR + 1.090%, 10/16/29 (144A) (a)	1,941,472	1,913,997
MP CLO VII, Ltd. 1.934%, 3M LIBOR + 0.890%, 10/18/28 (144A) (a)	1,764,696	1,730,226
OAK Hill European Credit Partners VII DAC 0.740%, 3M EURIBOR + 0.740%, 10/20/31 (144A) (EUR) (a)	2,100,000	2,139,500
Oaktree CLO, Ltd. 2.246%, 3M LIBOR + 1.110%, 04/22/30 (144A) (a)	600,000	585,019
OCP Euro CLO DAC 0.820%, 3M EURIBOR + 0.820%, 01/15/32 (144A) (EUR) (a)	900,000	923,326
Octagon Investment Partners, Ltd.
2.004%, 3M LIBOR + 0.960%, 04/16/31 (144A) (a)	1,200,000	1,176,929
2.411%, 3M LIBOR + 1.000%, 02/14/31 (144A) (a)	1,100,000	1,070,751
OSD CLO, Ltd. 1.914%, 3M LIBOR + 0.870%, 04/17/31 (144A) (a)	2,300,000	2,243,119

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
OZLM, Ltd.
2.024%, 3M LIBOR + 0.980%, 10/17/29 (144A) (a)	2,604,050	$2,564,232
2.163%, 3M LIBOR + 1.100%, 10/20/31 (144A) (a)	500,000	488,158
2.223%, 3M LIBOR + 1.160%, 07/20/32 (144A) (a)	300,000	291,803
Palmer Square Loan Funding, Ltd.
1.844%, 3M LIBOR + 0.800%, 10/15/29 (144A) (a)	2,925,477	2,871,979
1.863%, 3M LIBOR + 0.800%, 07/20/29 (144A) (a)	2,999,612	2,957,629
2.084%, 3M LIBOR + 0.900%, 10/24/27 (144A) (a)	142,570	141,449
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.359%, 1M LIBOR + 0.735%, 09/25/35 (a)	142,813	138,899
2.674%, 1M LIBOR + 1.050%, 10/25/34 (a)	2,922,061	2,866,181
RAAC Trust 2.134%, 1M LIBOR + 0.510%, 08/25/36 (a)	15,668	15,676
Romark CLO, Ltd. 2.214%, 3M LIBOR + 1.030%, 10/23/30 (144A) (a)	1,300,000	1,275,161
Saranac CLO, Ltd. 2.861%, 3M LIBOR + 1.140%, 08/13/31 (144A) (a)	1,800,000	1,759,691
Saxon Asset Securities Trust 1.934%, 1M LIBOR + 0.310%, 09/25/37 (a)	617,433	590,924
Securitized Asset-Backed Receivables LLC Trust
1.924%, 1M LIBOR + 0.300%, 07/25/36 (a)	293,815	138,874
1.944%, 1M LIBOR + 0.320%, 07/25/36 (a)	3,194,492	1,242,812
Segovia European CLO 0.880%, 3M EURIBOR + 0.880%, 07/20/32 (144A) (EUR) (a)	300,000	303,541
Small Business Administration Participation Certificates 5.510%, 11/01/27	356,178	362,820
Sound Point CLO, Ltd.
2.084%, 3M LIBOR + 0.900%, 01/23/29 (144A) (a)	1,813,051	1,783,750
2.273%, 3M LIBOR + 1.210%, 07/20/32 (144A) (a)	1,400,000	1,359,750
Soundview Home Loan Trust 1.684%, 1M LIBOR + 0.060%, 11/25/36 (144A) (a)	41,774	13,900
Structured Asset Securities Corp. Mortgage Loan Trust 2.562%, 1M LIBOR + 1.500%, 04/25/35 (a)	75,019	73,880
Symphony CLO, Ltd. 1.988%, 3M LIBOR + 0.950%, 07/14/26 (144A) (a)	228,832	228,225
TCW CLO, Ltd. 2.154%, 3M LIBOR + 0.970%, 04/25/31 (144A) (a)	900,000	881,942
THL Credit Wind River CLO, Ltd.
2.094%, 3M LIBOR + 1.050%, 07/18/31 (144A) (a)	597,541	584,862
2.124%, 3M LIBOR + 1.080%, 04/15/31 (144A) (a)	2,000,000	1,945,600
TRTX Issuer, Ltd. 2.424%, SOFR30A + 1.650%, 02/15/39 (144A) (a)	800,000	778,365
Venture CLO, Ltd.
1.924%, 3M LIBOR + 0.880%, 04/15/27 (144A) (a)	1,021,336	1,005,250
1.924%, 3M LIBOR + 0.880%, 07/15/27 (144A) (a)	354,974	353,384
1.963%, 3M LIBOR + 0.900%, 10/20/28 (144A) (a)	1,044,637	1,027,226
2.083%, 3M LIBOR + 1.020%, 04/20/29 (144A) (a)	288,940	284,713
2.104%, 3M LIBOR + 1.060%, 07/15/31 (144A) (a)	300,000	295,204
Vibrant CLO, Ltd. 2.183%, 3M LIBOR + 1.120%, 07/20/32 (144A) (a)	900,000	870,486
VMC Finance LLC 2.692%, SOFR30A + 1.900%, 02/18/39 (144A) (a)	400,000	397,932
Voya CLO, Ltd.
1.944%, 3M LIBOR + 0.900%, 01/18/29 (144A) (a)	1,692,257	1,668,288
2.024%, 3M LIBOR + 0.980%, 06/07/30 (144A) (a)	300,000	295,301

Asset-Backed - Other—(Continued)
Wellfleet CLO, Ltd.
1.953%, 3M LIBOR + 0.890%, 07/20/29 (144A) (a)	516,262	508,624
2.123%, 3M LIBOR + 1.060%, 10/20/29 (144A) (a)	707,456	700,041

		132,745,645

Asset-Backed - Student Loan—0.3%
College Loan Corp. Trust 1.434%, 3M LIBOR + 0.250%, 01/25/24 (a)	870,841	844,905
SLM Student Loan Trust
1.734%, 3M LIBOR + 0.550%, 10/25/64 (144A) (a)	2,766,148	2,683,089
2.684%, 3M LIBOR + 1.500%, 04/25/23 (a)	2,393,085	2,386,742

		5,914,736

Total Asset-Backed Securities (Cost $163,124,007)		160,052,627

Corporate Bonds & Notes—5.7%

Auto Manufacturers—0.1%
Ford Motor Credit Co. LLC 3.550%, 10/07/22	2,100,000	2,089,500
Nissan Motor Acceptance Co. LLC 2.650%, 07/13/22 (144A)	100,000	99,984

		2,189,484

Banks—3.3%
Banco Bilbao Vizcaya Argentaria S.A. 5.875%, 5Y EUR Swap + 5.660%, 09/24/23 (EUR) (a)	200,000	201,206
Bank of America Corp. 5.875%, 3M LIBOR + 2.931%, 03/15/28 (a)	1,570,000	1,378,509
Credit Suisse Group Funding Guernsey, Ltd. 3.800%, 09/15/22	6,600,000	6,605,277
ING Bank NV 2.625%, 12/05/22 (144A)	3,300,000	3,297,307
JPMorgan Chase & Co. 4.709%, 3M LIBOR + 3.470%, 10/30/22 (a)	440,000	417,120
Lloyds Banking Group plc 4.947%, 5Y EURIBOR ICE Swap + 5.290%, 06/27/25 (EUR) (a)	900,000	884,444
NatWest Group plc
3.747%, 3M LIBOR + 1.550%, 06/25/24 (a)	2,600,000	2,602,308
4.519%, 3M LIBOR + 1.550%, 06/25/24 (a)	1,700,000	1,695,632
Nykredit Realkredit A/S
0.500%, 10/01/43 (DKK)	20,811,797	2,357,092
1.000%, 10/01/50 (DKK)	256,237,335	28,242,690
1.000%, 10/01/53 (DKK)	9,281,788	998,355
1.500%, 10/01/53 (DKK)	36,413,650	4,152,888
2.500%, 10/01/47 (DKK)	5,556	748
UniCredit S.p.A. 7.830%, 12/04/23 (144A)	10,700,000	11,068,037

		63,901,613

Chemicals—0.0%
Syngenta Finance NV 4.441%, 04/24/23 (144A)	400,000	403,241

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—0.0%
RELX Capital, Inc. 3.500%, 03/16/23	300,000	$299,590

Distribution/Wholesale—0.0%
Toyota Tsusho Corp. 3.625%, 09/13/23	200,000	199,547

Diversified Financial Services—2.2%
Avolon Holdings Funding, Ltd. 2.528%, 11/18/27 (144A)	114,000	92,926
Jyske Realkredit A/S
0.500%, 10/01/43 (DKK)	6,885,166	780,330
1.000%, 10/01/50 (DKK)	95,342,590	10,516,603
1.000%, 10/01/53 (DKK)	22,304,893	2,294,120
1.500%, 10/01/53 (DKK)	15,995,299	1,799,535
2.000%, 10/01/53 (DKK)	7,293,299	836,316
2.500%, 10/01/47 (DKK)	3,690	498
Mitsubishi HC Capital, Inc. 3.960%, 09/19/23 (144A)	400,000	400,002
Nordea Kredit Realkreditaktieselskab
0.500%, 10/01/43 (DKK)	2,816,525	319,640
1.000%, 10/01/50 (DKK)	64,087,868	7,099,504
1.500%, 10/01/53 (DKK)	19,617,018	2,189,846
2.000%, 10/01/53 (DKK)	4,299,311	489,011
2.000%, 10/01/53 (144A) (DKK)	699,656	83,182
2.500%, 10/01/47 (DKK)	951	128
Realkredit Danmark A/S
1.000%, 10/01/50 (DKK)	64,332,272	7,095,916
1.000%, 10/01/53 (DKK)	68,840,017	7,114,003
1.500%, 10/01/53 (DKK)	12,760,582	1,469,388
2.000%, 10/01/53 (DKK)	2,697,474	303,095
2.500%, 04/01/47 (DKK)	8,907	1,198

		42,885,241

Electric — 0.0%
Eversource Energy 2.900%, 10/01/24	100,000	97,758

Gas — 0.0%
Southern Co. Gas Capital Corp. 2.450%, 10/01/23	200,000	197,240

Home Builders—0.1%
DR Horton, Inc. 5.750%, 08/15/23	900,000	916,799

Insurance—0.0%
Jackson National Life Global Funding 2.375%, 09/15/22 (144A)	300,000	299,502
Reliance Standard Life Global Funding II 3.850%, 09/19/23 (144A)	100,000	99,936

		399,438

Machinery-Construction & Mining—0.0%
Komatsu Finance America, Inc. 2.437%, 09/11/22	200,000	199,698

Oil & Gas—0.0%
Petrobras Global Finance B.V. 6.250%, 12/14/26 (GBP)	400,000	471,100

Pharmaceuticals—0.0%
Shire Acquisitions Investments Ireland DAC 2.875%, 09/23/23	40,000	39,552

Software—0.0%
VMware, Inc. 3.900%, 08/21/27	300,000	287,956

Trucking & Leasing—0.0%
SMBC Aviation Capital Finance DAC 3.000%, 07/15/22 (144A)	200,000	199,972

Total Corporate Bonds & Notes (Cost $145,943,978)		112,688,229

Mortgage-Backed Securities—2.6%

Collateralized Mortgage Obligations—2.5%
Alternative Loan Trust
1.792%, 1M LIBOR + 0.180%, 02/20/47 (a)	456,667	352,736
1.864%, 1M LIBOR + 0.240%, 06/25/36 (a)	1,267,220	1,187,152
1.984%, 1M LIBOR + 0.360%, 05/25/47 (a)	131,006	113,180
2.184%, 1M LIBOR + 0.560%, 12/25/35 (a)	17,117	15,826
5.000%, 07/25/35	141,418	93,380
5.500%, 06/25/25	420,439	364,435
6.000%, 03/25/37	3,090,608	1,406,652
6.000%, 04/25/37	577,581	522,927
Banc of America Funding Trust 2.736%, 02/20/36 (a)	152,928	147,615
Banc of America Mortgage Trust
2.743%, 09/25/35 (a)	26,777	24,131
3.356%, 06/25/35 (a)	32,451	28,295
Bear Stearns Adjustable Rate Mortgage Trust 2.951%, 03/25/35 (a)	134,190	127,075
Bear Stearns ALT-A Trust 1.944%, 1M LIBOR + 0.320%, 02/25/34 (a)	68,273	63,142
3.074%, 09/25/35 (a)	465,545	306,536
Chase Mortgage Finance Trust 3.080%, 02/25/37 (a)	17,991	17,418
CHL Mortgage Pass-Through Trust
2.204%, 1M LIBOR + 0.580%, 04/25/35 (a)	292,404	255,796
2.643%, 11/20/34 (a)	1,858	1,853
3.571%, 08/25/34 (a)	7,017	7,033
6.000%, 03/25/37	834,140	477,754
Citigroup Mortgage Loan Trust 2.360%, 08/25/35	6,377	6,014
3.313%, 03/25/37 (a)	1,279,660	1,140,697
3.950%, 1Y H15 + 2.400%, 05/25/35 (a)	3,338	3,177
Countrywide Home Reperforming Loan REMIC Trust 1.964%, 1M LIBOR + 0.340%, 06/25/35 (144A) (a)	34,978	34,350
Credit Suisse Mortgage Capital Certificates
1.506%, 11/30/37 (144A) (a)	2,600,000	2,355,863
1.774%, 1M LIBOR + 0.150%, 09/29/36 (144A) (a)	891,102	861,068

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Credit Suisse Mortgage Capital Certificates
5.907%, 10/26/36 (144A) (a)	45,496	$39,834
Deutsche ALT-B Securities Mortgage Loan Trust 1.724%, 1M LIBOR + 0.100%, 10/25/36 (a)	10,454	8,894
6.369%, 10/25/36 (j)	183,393	163,563
6.386%, 10/25/36 (j)	183,393	163,560
Eurosail-UK plc 2.540%, SONIA + 1.069%, 06/13/45 (GBP) (a)	1,122,257	1,358,156
First Horizon Alternative Mortgage Securities Trust 2.778%, 06/25/34 (a)	70,667	68,198
Great Hall Mortgages No. 1 plc 1.048%, SONIA + 0.269%, 06/18/38 (GBP) (a)	43,678	52,238
1.743%, 3M GBP LIBOR + 0.130%, 03/18/39 (GBP) (a)	75,486	90,406
GreenPoint Mortgage Funding Trust 1.984%, 1M LIBOR + 0.360%, 09/25/46 (a)	314,253	285,121
2.064%, 1M LIBOR + 0.440%, 06/25/45 (a)	126,834	117,944
2.164%, 1M LIBOR + 0.540%, 11/25/45 (a)	88,511	77,330
GSR Mortgage Loan Trust 2.518%, 12/25/34 (a)	172,106	157,325
2.568%, 01/25/35 (a)	36,087	33,885
2.938%, 09/25/35 (a)	56,358	54,718
3.055%, 05/25/35 (a)	137,430	120,590
3.146%, 11/25/35 (a)	174,500	154,231
HarborView Mortgage Loan Trust 1.802%, 1M LIBOR + 0.190%, 09/19/37 (a)	18,338	16,751
2.052%, 1M LIBOR + 0.440%, 05/19/35 (a)	27,932	25,607
2.172%, 1M LIBOR + 0.560%, 02/19/36 (a)	77,169	43,778
2.512%, 1M LIBOR + 0.900%, 06/20/35 (a)	170,374	159,002
Hawksmoor Mortgages plc 1.703%, SONIA + 1.050%, 05/25/53 (144A) (GBP) (a)	6,303,498	7,671,654
IndyMac INDA Mortgage Loan Trust 3.133%, 11/25/35 (a)	26,732	25,842
JPMorgan Mortgage Trust
2.496%, 02/25/35 (a)	58,985	56,167
2.661%, 08/25/35 (a)	68,407	65,674
2.725%, 09/25/35 (a)	12,833	11,676
2.826%, 06/25/35 (a)	40,852	40,757
2.870%, 07/25/35 (a)	41,559	41,349
2.909%, 08/25/35 (a)	80,596	70,871
2.947%, 07/25/35 (a)	46,490	44,800
3.043%, 07/27/37 (144A) (a)	285,923	265,406
Lehman XS Trust 2.164%, 1M LIBOR + 0.540%, 12/25/35 (a)	71,400	66,111
2.774%, 1M LIBOR + 2.300%, 12/25/37 (a)	2,462,734	2,523,410
MASTR Adjustable Rate Mortgages Trust 2.117%, 12/25/33 (a)	18,665	17,280
3.052%, 11/21/34 (a)	41,105	39,134
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 1.764%, 1M LIBOR + 0.440%, 12/15/30 (a)	8,995	8,546
2.024%, 1M LIBOR + 0.700%, 11/15/31 (a)	59,429	58,010
Merrill Lynch Mortgage Investors Trust 2.931%, 12/25/35 (a)	47,334	36,488
Mill City Mortgage Loan Trust 2.750%, 08/25/59 (144A) (a)	626,228	607,142
New Residential Mortgage Loan Trust 2.750%, 07/25/59 (144A) (a)	5,141,009	4,966,581

Collateralized Mortgage Obligations—(Continued)
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
2.674%, 1M LIBOR + 1.050%, 04/25/35 (a)	2,000,000	1,986,631
Residential Accredit Loans, Inc. 1.259%, 10/25/37 (a)	696,507	639,185
1.836%, 12M MTA + 1.360%, 09/25/45 (a)	57,157	51,706
1.924%, 1M LIBOR + 0.300%, 08/25/35 (a)	49,372	38,657
Residential Asset Securitization Trust 6.500%, 09/25/36	268,555	115,900
Residential Mortgage Securities 32 plc 2.040%, SONIA + 1.250%, 06/20/70 (144A) (GBP) (a)	2,442,106	2,962,547
Sequoia Mortgage Trust 1.995%, 1M LIBOR + 0.400%, 07/20/36 (a)	278,447	246,664
2.295%, 1M LIBOR + 0.700%, 10/19/26 (a)	15,134	14,628
Structured Adjustable Rate Mortgage Loan Trust 1.876%, 12M MTA + 1.400%, 01/25/35 (a)	49,905	43,298
2.543%, 02/25/34 (a)	35,649	34,358
Structured Asset Mortgage Investments II Trust 2.004%, 1M LIBOR + 0.380%, 06/25/36 (a)	15,834	15,426
2.044%, 1M LIBOR + 0.420%, 05/25/36 (a)	14,127	11,367
2.095%, 1M LIBOR + 0.500%, 07/19/35 (a)	54,925	50,347
2.255%, 1M LIBOR + 0.660%, 10/19/34 (a)	28,265	26,914
TBW Mortgage-Backed Trust 6.515%, 07/25/37 (j)	153,814	70,330
Towd Point Mortgage Funding 1.605%, SONIA + 1.144%, 10/20/51 (144A) (GBP) (a)	4,708,093	5,712,256
Towd Point Mortgage Trust 2.624%, 1M LIBOR + 1.000%, 10/25/59 (144A) (a)	1,077,273	1,059,860
Wachovia Mortgage Loan Trust 2.084%, 1M LIBOR + 0.460%, 01/25/37 (a)	1,691,320	775,026
WaMu Mortgage Pass-Through Certificates Trust
1.134%, 12M MTA + 0.810%, 12/25/46 (a)	33,138	29,913
1.246%, 12M MTA + 0.770%, 05/25/47 (a)	173,447	156,318
1.476%, 12M MTA + 1.000%, 02/25/46 (a)	59,522	54,087
1.476%, 12M MTA + 1.000%, 08/25/46 (a)	1,681,464	1,617,464
1.676%, 12M MTA + 1.200%, 11/25/42 (a)	7,388	6,880
1.723%, COFI + 1.500%, 07/25/46 (a)	332,187	297,245
1.723%, COFI + 1.500%, 11/25/46 (a)	97,788	89,492
2.577%, 11/25/36 (a)	3,777,406	3,511,148
2.819%, 08/25/35 (a)	10,054	9,202
2.867%, 12/25/35 (a)	54,496	51,815
Wells Fargo Mortgage-Backed Securities Trust
2.870%, 04/25/36 (a)	39,047	37,122

		49,437,920

Commercial Mortgage-Backed Securities — 0.1%
AREIT Trust 3.508%, SOFR30A + 2.734%, 04/15/37 (144A) (a)	262,229	253,327
JPMorgan Chase Commercial Mortgage Securities Trust 2.774%, 1M LIBOR + 1.450%, 12/15/31 (144A) (a)	1,060,456	1,049,125

		1,302,452

Total Mortgage-Backed Securities (Cost $52,693,692)		50,740,372

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Preferred Stock—0.6%

Security Description	Shares/ Principal Amount*	Value

Wireless Telecommunication Services—0.6%
AT&T Mobility II LLC, 7.000%† (k) (l) (Cost $12,009,870))	444,022	$11,273,043

Convertible Preferred Stock—0.1%

Banks—0.1%
Wells Fargo & Co., Series L, 7.500%, 12/31/49 (Cost $900,000)	900	1,093,959

Short-Term Investments—27.7%

Repurchase Agreements—27.7%
Deutsche Bank Securities, Inc. Repurchase Agreement dated 06/30/22 at 1.480%, due on 07/05/22 with a maturity value of $541,789,080; collateralized by U.S. Treasury Bond at 4.750%, maturing 02/15/41, with a market value of $548,564,672	541,700,000	541,700,000
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/22 at 0.350%, due on 07/01/22 with a maturity value of $7,201,876; collateralized by U.S. Treasury Note at 3.000%, maturing 06/30/24, with a market value of $7,345,855	7,201,806	7,201,806

Total Short-Term Investments (Cost $548,901,806)		548,901,806

Total Purchased Options—0.7% (m) (Cost $4,924,451)		15,066,417
Total Investments—150.5% (Cost $3,158,475,538)		2,976,078,334
Other assets and liabilities (net)—(50.5)%		(998,032,153)

Net Assets—100.0%		$1,978,046,181

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2022, the market value of restricted securities was $11,273,043, which is 0.6% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Variable or floating rate security. The stated rate represents the rate at June 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(c)	All or a portion of this security has been transferred in a secured-borrowing transaction. (See Note 2 of the Notes to Financial Statements)
(d)	Principal amount of security is adjusted for inflation.
(e)	All or a portion of the security was pledged as collateral against open secured borrowing transactions. As of June 30, 2022, the value of securities pledged amounted to $2,017,033.
(f)	All or a portion of the security was pledged as collateral against TBA securities. As of June 30, 2022, the value of securities pledged amounted to $679,430.
(g)	All or a portion of the security was pledged as collateral against open OTC option contracts, OTC swap contracts and forward foreign currency exchange contracts. As of June 30, 2022, the market value of securities pledged was $6,464,304.
(h)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of June 30, 2022, the market value of securities pledged was $7,192,309.
(i)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2022, the market value of securities pledged was $8,931,022.
(j)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(k)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(l)	Security was valued in good faith under procedures approved by the Board of Trustees. As of June 30, 2022, these securities represent 0.6% of net assets.
(m)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2022, the market value of 144A securities was $263,337,108, which is 13.3% of net assets.

Restricted Securities	Acquisition Date	Shares	Cost	Value
AT&T Mobility II LLC , 7.000%	09/24/20	444,022	$12,009,870	$11,273,043

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	9,343,313	JPMC	07/05/22	USD	6,428,199	$21,024
BRL	17,874,011	GSBU	07/05/22	USD	3,438,302	(22,962)
DKK	13,800,000	BNP	07/01/22	USD	1,956,840	(12,507)
DKK	15,465,000	BBP	07/01/22	USD	2,239,362	(60,441)
DKK	15,835,000	CBNA	07/01/22	USD	2,329,185	(98,133)

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
DKK	11,660,000	GSBU	07/01/22	USD	1,682,860	$(40,040)
DKK	580,742,667	SG	07/01/22	USD	82,537,275	(714,299)
DKK	7,825,000	GSBU	08/01/22	USD	1,098,048	6,442
EUR	948,000	BNP	07/05/22	USD	1,020,173	(26,716)
EUR	1,115,000	BNP	07/05/22	USD	1,172,860	(4,396)
EUR	1,618,000	BNP	07/05/22	USD	1,696,704	(1,121)
EUR	2,213,000	BNP	07/05/22	USD	2,329,914	(10,801)
EUR	110,504,196	BNP	07/05/22	USD	116,228,313	(425,441)
EUR	1,861,000	BBP	07/05/22	USD	1,973,295	(23,060)
EUR	2,418,000	BBP	07/05/22	USD	2,597,330	(63,387)
EUR	6,624,000	BBP	07/05/22	USD	6,940,815	806
EUR	949,000	JPMC	07/05/22	USD	1,020,896	(26,392)
EUR	1,903,000	JPMC	07/05/22	USD	2,015,564	(21,314)
EUR	3,088,000	JPMC	07/05/22	USD	3,317,020	(80,951)
EUR	6,989,000	JPMC	07/05/22	USD	7,305,676	18,446
GBP	841,000	BBP	07/05/22	USD	1,027,054	(3,304)
GBP	970,000	JPMC	07/05/22	USD	1,192,481	(11,700)
GBP	43,571,000	SG	07/05/22	USD	53,025,907	13,083
JPY	1,267,506,681	BBP	07/05/22	USD	9,343,949	(2,066)
JPY	417,200,000	UBSA	07/05/22	USD	3,137,260	(62,377)
MXN	18,760,000	BNP	07/01/22	USD	933,469	(577)
MXN	3,836,000	GSBU	07/15/22	USD	194,416	(4,003)
MXN	3,836,000	UBSA	10/07/22	USD	187,570	(118)
PEN	389,402	GSBU	07/14/22	USD	103,940	(2,333)
PEN	186,326	CBNA	08/08/22	USD	49,320	(831)
PEN	391,864	CBNA	08/08/22	USD	101,546	431
PEN	93,108	GSBU	08/08/22	USD	24,857	(627)

Contracts to Deliver
AUD	16,653,009	UBSA	07/05/22	USD	11,895,045	400,301
AUD	7,309,696	GSBU	08/02/22	USD	5,032,221	(14,325)
AUD	9,343,313	JPMC	08/02/22	USD	6,429,788	(20,748)
BRL	17,874,011	GSBU	07/05/22	USD	3,597,611	182,271
BRL	17,874,011	GSBU	08/02/22	USD	3,411,233	25,158
CAD	9,716,639	BNP	07/05/22	USD	7,662,632	113,969
DKK	160,645,000	BBP	07/01/22	USD	24,053,413	1,419,546
DKK	266,198,531	DBAG	07/01/22	USD	39,674,295	2,168,602
DKK	209,881,140	DBAG	07/01/22	USD	31,018,323	1,447,395
DKK	579,565,686	SG	08/01/22	USD	82,537,275	732,244
EUR	29,833,000	BBP	07/05/22	USD	31,045,055	(218,437)
EUR	3,593,000	BBP	07/05/22	USD	3,791,373	26,089
EUR	3,156,000	BBP	07/05/22	USD	3,378,584	71,254
EUR	100,380,196	SG	07/05/22	USD	107,889,438	2,696,011
EUR	2,153,000	UBSA	07/05/22	USD	2,263,085	6,849
EUR	110,504,196	BNP	08/02/22	USD	116,440,150	424,451
EUR	2,275,000	BBP	08/02/22	USD	2,375,307	(13,160)
GBP	45,102,000	BNP	07/05/22	USD	56,850,155	1,947,478
GBP	280,000	JPMC	07/05/22	USD	343,936	3,092
GBP	43,571,000	SG	08/02/22	USD	53,050,568	(13,953)
JPY	1,999,726,519	JPMC	07/05/22	USD	15,658,646	920,095
JPY	243,500,000	JPMC	07/05/22	USD	1,807,444	12,780
JPY	1,265,448,209	BBP	08/02/22	USD	9,343,949	1,704
KRW	138,022,236	JPMC	08/10/22	USD	108,428	2,062
MXN	18,760,000	BNP	07/01/22	USD	896,861	(36,031)

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
MXN	18,760,000	BNP	09/15/22	USD	919,723	$(912)
MXN	93,801,550	GSBU	10/07/22	USD	4,582,615	(1,132)
NZD	17,903,000	JPMC	07/05/22	USD	11,720,963	539,646
NZD	17,903,000	BNP	08/02/22	USD	11,122,239	(56,682)
PEN	7,267,017	CBNA	12/06/22	USD	1,732,717	(137,794)
TWD	635,508	JPMC	08/10/22	USD	21,558	165
TWD	479,987	JPMC	08/10/22	USD	16,310	152
TWD	944,443	BNP	09/21/22	USD	33,996	2,131
TWD	1,118,332	JPMC	09/21/22	USD	40,235	2,503

Net Unrealized Appreciation						$10,973,109

Futures Contracts

Futures Contracts - Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
3-Month Euribor Futures	03/13/23	841	EUR	207,064,713	$(3,939,008)
Euro-Bund Futures	09/08/22	154	EUR	22,912,120	881,470
U.S. Treasury Note Ultra 10 Year Futures	09/21/22	250	USD	31,843,750	418,899
U.S. Treasury Ultra Long Bond Futures	09/21/22	83	USD	12,810,531	(395,146)

Futures Contracts - Short
Australian 10 Year Treasury Bond Futures	09/15/22	(57)	AUD	(6,777,012)	30,808
Australian 3 Year Treasury Bond Futures	09/15/22	(117)	AUD	(12,572,774)	(5,215)
Euro Short-BTP Futures	09/08/22	(283)	EUR	(30,815,870)	130,835
Euro-BTP Futures	09/08/22	(696)	EUR	(85,691,520)	(2,848,900)
Euro-Bobl Futures	09/08/22	(338)	EUR	(41,976,220)	554,666
Euro-Buxl 30 Year Bond Futures	09/08/22	(149)	EUR	(24,370,440)	1,086,346
Euro-OAT Futures	09/08/22	(110)	EUR	(15,238,300)	454,742
Euro-Schatz Futures	09/08/22	(1,982)	EUR	(216,325,390)	729,009
Japanese Government 10 Year Bond Futures	09/12/22	(133)	JPY	(19,765,130,000)	649,541
U.S. Treasury Long Bond Futures	09/21/22	(892)	USD	(123,653,500)	897,702
U.S. Treasury Note 10 Year Futures	09/21/22	(327)	USD	(38,759,719)	289,649
U.S. Treasury Note 2 Year Futures	09/30/22	(484)	USD	(101,647,563)	419,742
U.S. Treasury Note 5 Year Futures	09/30/22	(128)	USD	(14,368,000)	63,831
United Kingdom Long Gilt Bond Futures	09/28/22	(13)	GBP	(1,481,740)	64,808

Net Unrealized Depreciation					$(516,221)

Purchased Options

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 2 Yr. IRS	1.710%	JPMC	12M SOFR	Pay	01/25/23	86,100,000	USD	86,100,000	$525,210	$114,100	$(411,110)
Call - OTC - 2 Yr. IRS	1.428%	MSCS	12M SOFR	Pay	01/31/23	46,200,000	USD	46,200,000	236,049	39,191	(196,858)
Call - OTC - 2 Yr. IRS	1.410%	BBP	12M SOFR	Pay	02/02/23	46,200,000	USD	46,200,000	231,000	39,039	(191,961)
Call - OTC - 2 Yr. IRS	1.720%	CBNA	12M SOFR	Pay	02/23/23	80,800,000	USD	80,800,000	444,400	136,988	(307,412)
Call - OTC - 5 Yr. IRS	2.200%	GSBU	12M SOFR	Pay	04/26/23	21,000,000	USD	21,000,000	224,175	212,396	(11,779)
Call - OTC - 5 Yr. IRS	2.200%	MSCS	12M SOFR	Pay	05/31/23	59,300,000	USD	59,300,000	711,600	665,067	(46,533)
Put - OTC - 30 Yr. IRS	0.195%	BNP	6M EURIBOR	Receive	11/02/22	7,000,000	EUR	7,000,000	5,267	2,966,665	2,961,398
Put - OTC - 30 Yr. IRS	0.190%	MSCS	6M EURIBOR	Receive	11/02/22	6,700,000	EUR	6,700,000	488,662	2,847,254	2,358,592

See accompanying notes to financial statements.

BHFTI-13

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Purchased Options—(Continued)

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC - 30 Yr. IRS	0.197%	BNP	6M EURIBOR	Receive	11/04/22	8,040,000	EUR	8,040,000	$611,704	$3,404,192	$2,792,488
Put - OTC - 30 Yr. IRS	0.197%	BBP	6M EURIBOR	Receive	11/04/22	4,160,000	EUR	4,160,000	310,522	1,761,373	1,450,851
Put - OTC - 30 Yr. IRS	2.237%	DBAG	3M LIBOR	Receive	11/17/23	18,300,000	USD	18,300,000	1,135,862	2,880,152	1,744,290

Totals									$4,924,451	$15,066,417	$10,141,966

Written Options

Inflation Capped Options	Initial Index	Counterparty	Exercise Index	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Cap - CPALEMU Index	100.152	GSBU	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/35	(8,700,000)	EUR	(8,700,000)	$(382,245)	$(101,407)	$280,838
Cap - CPURNSA Index	233.916	JPMC	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/24	(35,000,000)	USD	(35,000,000)	(254,625)	(1,960)	252,665
Cap - CPURNSA Index	234.781	JPMC	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/24	(2,800,000)	USD	(2,800,000)	(19,460)	(230)	19,230

Totals								$(656,330)	$(103,597)	$552,733

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 10 Yr. IRS	1.558%	BBP	12M SOFR	Receive	02/02/23	(10,100,000)	USD	(10,100,000)	$(231,038)	$(25,341)	$205,697
Call - OTC - 10 Yr. IRS	1.579%	MSCS	12M SOFR	Receive	01/31/23	(10,100,000)	USD	(10,100,000)	(236,088)	(25,922)	210,166
Call - OTC - 10 Yr. IRS	1.785%	JPMC	12M SOFR	Receive	01/25/23	(19,100,000)	USD	(19,100,000)	(528,354)	(73,602)	454,752
Call - OTC - 10 Yr. IRS	1.736%	CBNA	12M SOFR	Receive	02/23/23	(17,900,000)	USD	(17,900,000)	(443,025)	(75,998)	367,027
Call - OTC - 10 Yr. IRS	2.350%	GSBU	12M SOFR	Receive	04/26/23	(11,600,000)	USD	(11,600,000)	(229,058)	(196,804)	32,254
Call - OTC - 10 Yr. IRS	2.350%	MSCS	12M SOFR	Receive	05/31/23	(32,700,000)	USD	(32,700,000)	(712,456)	(606,644)	105,812
Call - OTC - 2 Yr. IRS	0.350%	DBAG	6M EURIBOR	Receive	08/08/22	(100,000)	EUR	(100,000)	(389)	(10)	379
Put - OTC - 5 Yr. IRS	2.340%	DBAG	3M LIBOR	Pay	11/17/23	(90,200,000)	USD	(90,200,000)	(1,136,520)	(3,709,268)	(2,572,748)
Put - OTC - 10 Yr. IRS	0.000%	BBP	6M EURIBOR	Pay	11/04/22	(12,490,000)	EUR	(12,490,000)	(305,983)	(2,699,892)	(2,393,909)
Put - OTC - 10 Yr. IRS	0.000%	MSCS	6M EURIBOR	Pay	11/02/22	(20,200,000)	EUR	(20,200,000)	(490,004)	(4,362,122)	(3,872,118)
Put - OTC - 10 Yr. IRS	0.000%	BNP	6M EURIBOR	Pay	11/02/22	(21,000,000)	EUR	(21,000,000)	—	(4,534,880)	(4,534,880)
Put - OTC - 10 Yr. IRS	0.000%	BNP	6M EURIBOR	Pay	11/04/22	(24,210,000)	EUR	(24,210,000)	(600,297)	(5,233,338)	(4,633,041)
Put - OTC - 2 Yr. IRS	0.550%	DBAG	6M EURIBOR	Pay	08/08/22	(100,000)	EUR	(100,000)	(389)	(1,949)	(1,560)

Totals									$(4,913,601)	$(21,545,770)	$(16,632,169)

Credit Default Swaptions	Strike Spread/ Price	Counterparty	Reference Obligation	Buy/Sell Protection	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC-5 Yr. CDS	0.700%	GSI	CDX.NA.IG.38	Buy	08/17/22	(1,600,000)	USD	(1,600,000)	$(1,760)	$(25)	$1,735
Put - OTC-5 Yr. CDS	$95.000	JPMC	CDX.NA.HY.38	Sell	08/17/22	(900,000)	USD	(900,000)	(10,890)	(12,908)	(2,018)
Put - OTC-5 Yr. CDS	1.200%	BNP	CDX.NA.IG.37	Sell	07/20/22	(2,800,000)	USD	(2,800,000)	(5,068)	(1,054)	4,014
Put - OTC-5 Yr. CDS	1.200%	CBNA	CDX.NA.IG.38	Sell	07/20/22	(1,600,000)	USD	(1,600,000)	(2,400)	(1,080)	1,320
Put - OTC-5 Yr. CDS	1.250%	MSCS	CDX.NA.IG.38	Sell	07/20/22	(1,800,000)	USD	(1,800,000)	(2,925)	(843)	2,082
Put - OTC-5 Yr. CDS	1.300%	GSI	CDX.NA.IG.38	Sell	08/17/22	(5,100,000)	USD	(5,100,000)	(11,475)	(7,526)	3,949
Put - OTC-5 Yr. CDS	1.350%	MSCS	CDX.NA.IG.38	Sell	08/17/22	(3,800,000)	USD	(3,800,000)	(8,664)	(4,595)	4,069
Put - OTC-5 Yr. CDS	1.200%	BBP	ITRX.EUR.36	Sell	07/20/22	(3,600,000)	EUR	(3,600,000)	(16,335)	(7,996)	8,339
Put - OTC-5 Yr. CDS	1.600%	BBP	ITRX.EUR.37	Sell	08/17/22	(1,100,000)	EUR	(1,100,000)	(2,669)	(1,972)	697

Totals									$(62,186)	$(37,999)	$24,187

See accompanying notes to financial statements.

BHFTI-14

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Written Options—(Continued)

OTC Options on Securities	Counterparty	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - Uniform Mortgage-Backed Securities 30 Yr. Pool, 4.500%, TBA	JPMC	USD	101.141	09/07/22	(700,000)	USD	(700,000)	$(1,750)	$(2,913)	$(1,163)
Put - Uniform Mortgage-Backed Securities 30 Yr. Pool, 3.500%, TBA	JPMC	USD	96.906	08/04/22	(600,000)	USD	(600,000)	(3,000)	(7,600)	(4,600)
Put - Uniform Mortgage-Backed Securities 30 Yr. Pool, 4.500%, TBA	JPMC	USD	99.141	09/07/22	(700,000)	USD	(700,000)	(2,625)	(4,612)	(1,987)
Put - Uniform Mortgage-Backed Securities 30 Yr. Pool, 4.500%, TBA	JPMC	USD	99.156	09/07/22	(1,300,000)	USD	(1,300,000)	(4,570)	(8,626)	(4,056)
Put - Uniform Mortgage-Backed Securities 30 Yr. Pool, 4.500%, TBA	JPMC	USD	99.656	09/07/22	(2,500,000)	USD	(2,500,000)	(9,375)	(20,863)	(11,488)

Total								$(21,320)	$(44,614)	$(23,294)

Swap Agreements

OTC Total Return Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Received	Unrealized Appreciation/ (Depreciation)
Pay	12M SOFR	Maturity	08/22/22	MSCS	United States Treasury Inflation Indexed Notes	USD	37,293,598	$(429,926)	$—	$(429,926)
Pay	12M SOFR	Maturity	08/22/22	MSCS	United States Treasury Inflation Indexed Notes	USD	28,311,744	(316,139)	—	(316,139)
Pay	12M SOFR	Maturity	09/07/22	MSCS	United States Treasury Inflation Indexed Notes	USD	11,387,472	(189,229)	—	(189,229)
Pay	12M SOFR	Maturity	09/07/22	MSCS	United States Treasury Inflation Indexed Notes	USD	63,992,596	(701,580)	—	(701,580)
Pay	12M SOFR	Maturity	09/07/22	MSCS	United States Treasury Inflation Indexed Notes	USD	12,808,008	(179,493)	—	(179,493)
Pay	12M SOFR	Maturity	09/07/22	MSCS	United States Treasury Inflation Indexed Notes	USD	31,424,160	(561,857)	—	(561,857)
Pay	12M SOFR	Maturity	01/20/23	MSCS	United States Treasury Inflation Indexed Notes	USD	57,059,290	(372,766)	(331,421)	(41,345)
Pay	12M SOFR	Maturity	08/19/22	MSCS	United States Treasury Inflation Indexed Notes	USD	38,127,077	(241,531)	(1,261,098)	1,019,567
Pay	12M SOFR	Maturity	08/19/22	MSCS	United States Treasury Inflation Indexed Notes	USD	58,536,018	(371,954)	(1,324,554)	952,600

Totals								$(3,364,475)	$(2,917,073)	$(447,402)

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M CPURNSA	Maturity	1.760%	Maturity	11/04/29	USD	24,500,000	$(3,525,434)	$(12,565)	$(3,512,869)
Pay	12M CPURNSA	Maturity	1.954%	Maturity	06/03/29	USD	8,650,000	(1,076,986)	—	(1,076,986)
Pay	12M CPURNSA	Maturity	1.998%	Maturity	07/25/29	USD	21,500,000	(2,537,799)	2,544	(2,540,343)
Pay	12M CPURNSA	Maturity	2.335%	Maturity	02/05/28	USD	13,090,000	(1,130,841)	28,402	(1,159,243)
Pay	12M CPURNSA	Maturity	2.370%	Maturity	06/06/28	USD	6,400,000	(513,222)	(1,137)	(512,085)
Pay	12M CPURNSA	Maturity	4.950%	Maturity	03/07/23	USD	11,100,000	(194,318)	—	(194,318)
Pay	12M CPURNSA	Maturity	5.010%	Maturity	03/03/23	USD	32,100,000	(565,465)	—	(565,465)
Pay	12M CPURNSA	Maturity	5.033%	Maturity	03/08/23	USD	7,000,000	(115,657)	—	(115,657)
Pay	12M CPURNSA	Maturity	5.150%	Maturity	05/23/23	USD	36,500,000	47,159	—	47,159
Pay	12M CPURNSA	Maturity	5.185%	Maturity	05/24/23	USD	11,800,000	22,982	—	22,982
Pay	12M CPURNSA	Maturity	5.320%	Maturity	04/29/23	USD	15,400,000	(68,562)	—	(68,562)
Pay	12M CPURNSA	Maturity	5.500%	Maturity	03/21/23	USD	26,900,000	(260,598)	—	(260,598)
Pay	12M FRCPXT	Maturity	1.410%	Maturity	11/15/39	EUR	600,000	(157,246)	—	(157,246)

See accompanying notes to financial statements.

BHFTI-15

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Centrally Cleared Interest Rate Swaps—(Continued)

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M FRCPXT	Maturity	1.910%	Maturity	01/15/38	EUR	350,000	$(47,714)	$2,831	$(50,545)
Pay	12M HICP	Maturity	1.380%	Maturity	03/15/31	EUR	23,400,000	(4,182,823)	(146,967)	(4,035,856)
Pay	12M HICP	Maturity	2.421%	Maturity	05/15/52	EUR	650,000	(12,546)	—	(12,546)
Pay	12M HICP	Maturity	2.455%	Maturity	06/15/32	EUR	3,100,000	15,650	—	15,650
Pay	12M HICP	Maturity	2.488%	Maturity	05/15/37	EUR	4,460,000	(5,986)	5,200	(11,186)
Pay	12M HICP	Maturity	2.550%	Maturity	04/15/52	EUR	400,000	9,031	508	8,523
Pay	12M HICP	Maturity	2.580%	Maturity	03/15/52	EUR	1,000,000	21,232	712	20,520
Pay	12M HICP	Maturity	2.590%	Maturity	03/15/52	EUR	1,400,000	30,299	(36,223)	66,522
Pay	12M UKRPI	Maturity	3.325%	Maturity	08/15/30	GBP	12,100,000	(2,131,707)	113,664	(2,245,371)
Pay	12M UKRPI	Annually	3.400%	Annually	06/15/30	GBP	15,300,000	(2,360,156)	64,254	(2,424,410)
Pay	12M UKRPI	Maturity	3.438%	Maturity	01/15/30	GBP	320,000	(54,562)	—	(54,562)
Pay	12M UKRPI	Maturity	3.475%	Maturity	08/15/30	GBP	6,000,000	(1,162,061)	51,983	(1,214,044)
Pay	12M UKRPI	Maturity	3.566%	Maturity	03/15/36	GBP	1,700,000	(303,387)	—	(303,387)
Pay	12M UKRPI	Maturity	3.580%	Maturity	03/15/36	GBP	5,600,000	(982,259)	(29,803)	(952,456)
Pay	12M UKRPI	Maturity	3.750%	Maturity	04/15/31	GBP	3,570,000	(590,490)	(1,219)	(589,271)
Pay	12M UKRPI	Maturity	3.850%	Maturity	09/15/24	GBP	11,200,000	(1,097,572)	(603)	(1,096,969)
Pay	12M UKRPI	Maturity	4.066%	Maturity	09/15/31	GBP	500,000	(46,991)	—	(46,991)
Pay	3M EURIBOR	Annually	(0.526)%	Annually	11/21/23	EUR	72,000,000	(1,478,512)	—	(1,478,512)
Pay	3M LIBOR	Semi-Annually	1.888%	Semi-Annually	11/21/53	USD	5,000,000	(956,966)	—	(956,966)
Pay	6M EURIBOR	Annually	0.500%	Annually	09/21/52	EUR	2,200,000	(773,200)	(241,530)	(531,670)
Pay	6M EURIBOR	Annually	0.650%	Annually	04/12/27	EUR	7,500,000	(397,385)	—	(397,385)
Pay	6M EURIBOR	Annually	0.650%	Annually	05/11/27	EUR	3,400,000	(184,195)	—	(184,195)
Pay	6M EURIBOR	Annually	0.700%	Annually	04/11/27	EUR	3,100,000	(156,800)	—	(156,800)
Pay	6M EURIBOR	Annually	1.000%	Annually	05/13/27	EUR	6,900,000	(254,854)	—	(254,854)
Pay	6M EURIBOR	Annually	1.000%	Annually	05/18/27	EUR	3,000,000	(111,259)	—	(111,259)
Receive	12M CPURNSA	Maturity	1.798%	Maturity	08/25/27	USD	9,300,000	1,331,681	—	1,331,681
Receive	12M CPURNSA	Maturity	1.890%	Maturity	08/27/27	USD	12,300,000	1,680,392	—	1,680,392
Receive	12M CPURNSA	Maturity	2.069%	Maturity	07/15/22	USD	4,500,000	359,769	—	359,769
Receive	12M CPURNSA	Maturity	2.210%	Maturity	02/05/23	USD	25,780,000	2,400,565	—	2,400,565
Receive	12M CPURNSA	Maturity	2.263%	Maturity	04/27/23	USD	13,492,000	1,140,427	(2,800)	1,143,227
Receive	12M CPURNSA	Maturity	2.311%	Maturity	02/24/31	USD	21,200,000	2,089,358	8,462	2,080,896
Receive	12M CPURNSA	Maturity	2.314%	Maturity	02/26/26	USD	10,200,000	1,003,599	—	1,003,599
Receive	12M CPURNSA	Maturity	2.419%	Maturity	03/05/26	USD	13,000,000	1,211,026	—	1,211,026
Receive	12M CPURNSA	Maturity	2.560%	Maturity	05/08/23	USD	12,300,000	57,967	(567,507)	625,474
Receive	12M CPURNSA	Maturity	2.573%	Maturity	08/26/28	USD	1,900,000	103,075	—	103,075
Receive	12M CPURNSA	Maturity	2.645%	Maturity	09/10/28	USD	2,400,000	111,454	—	111,454
Receive	12M CPURNSA	Maturity	2.703%	Maturity	05/25/26	USD	7,090,000	527,639	—	527,639
Receive	12M CPURNSA	Maturity	2.768%	Maturity	05/13/26	USD	11,300,000	815,641	—	815,641
Receive	12M CPURNSA	Maturity	2.813%	Maturity	05/14/26	USD	4,600,000	321,122	—	321,122
Receive	12M FRCPXT	Maturity	1.030%	Maturity	03/15/24	EUR	9,200,000	846,407	(1,251)	847,658
Receive	12M HICP	Maturity	0.330%	Maturity	07/15/22	EUR	6,400,000	576,339	(3)	576,342
Receive	12M HICP	Maturity	2.570%	Maturity	06/15/32	EUR	1,700,000	(30,355)	—	(30,355)
Receive	12M HICP	Maturity	2.600%	Maturity	05/15/32	EUR	6,600,000	(23,944)	33,615	(57,559)
Receive	12M HICP	Maturity	2.720%	Maturity	06/15/32	EUR	9,600,000	(329,078)	(29,819)	(299,259)
Receive	12M HICP	Maturity	3.000%	Maturity	05/15/27	EUR	2,000,000	6,470	973	5,497
Receive	12M HICP	Maturity	3.130%	Maturity	05/15/27	EUR	1,400,000	(5,331)	—	(5,331)
Receive	12M UKRPI	Maturity	4.180%	Maturity	09/15/22	GBP	3,000,000	279,624	—	279,624
Receive	12M UKRPI	Maturity	4.220%	Maturity	08/15/22	GBP	3,000,000	281,451	—	281,451
Receive	12M UKRPI	Maturity	4.300%	Maturity	01/15/32	GBP	5,600,000	179,431	12,265	167,166
Receive	12M UKRPI	Maturity	4.480%	Maturity	09/15/23	GBP	2,800,000	324,061	—	324,061
Receive	12M UKRPI	Maturity	4.615%	Maturity	02/15/27	GBP	8,100,000	312,451	—	312,451
Receive	12M UKRPI	Maturity	4.626%	Maturity	02/15/27	GBP	9,500,000	359,663	6,709	352,954
Receive	12M UKRPI	Maturity	4.735%	Maturity	12/15/26	GBP	10,900,000	491,432	(132,089)	623,521
Receive	12M UKRPI	Maturity	6.600%	Maturity	05/15/24	GBP	400,000	2,510	(70)	2,580
Receive	3M LIBOR	Quarterly	1.840%	Quarterly	11/21/28	USD	24,600,000	1,237,764	—	1,237,764
Receive	3M NZDBB	Quarterly	3.250%	Quarterly	03/21/28	NZD	8,400,000	211,886	25,634	186,252
Receive	6M EURIBOR	Semi-Annually	0.250%	Semi-Annually	09/21/32	EUR	12,900,000	2,446,342	1,214,832	1,231,510
Receive	6M TONA	Semi-Annually	0.300%	Semi-Annually	09/20/27	JPY	788,000,000	(4,901)	(5,945)	1,044
Receive	6M TONA	Semi-Annually	0.300%	Semi-Annually	03/20/28	JPY	426,780,000	2,244	(2,160)	4,404

Totals								$(6,973,019)	$360,897	$(7,333,916)

See accompanying notes to financial statements.

BHFTI-16

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Centrally Cleared Credit Default Swaps on Corporate Issues—Sell Protection (a)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank plc 1.500%, due 04/04/17	1.000%	Quarterly	12/20/22	0.592%	EUR	900,000	$1,843	$2,861	$(1,018)
General Electric Co. 2.700%, due 10/09/22	1.000%	Quarterly	12/20/23	0.826%	USD	1,000,000	2,515	(16,117)	18,632

Totals							$4,358	$(13,256)	$17,614

(a)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)

The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(CBNA)—	Citibank N.A.
(DBAG)—	Deutsche Bank AG
(GSBU)—	Goldman Sachs Bank USA
(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.
(MSCS)—	Morgan Stanley Capital Services LLC
(SG)—	Societe Generale Paris
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(NZD)—	New Zealand Dollar
(PEN)—	Peruvian Nuevo Sol
(TWD)—	Taiwanese Dollar
(USD)—	United States Dollar

Index Abbreviations

(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(COFI)—	11th District Cost of Fund Index
(CPALEMU)—	Euro Area All Items Index Non-Seasonally Adjusted
(CPI)—	Consumer Price Index
(CPURNSA)—	U.S. Consumer Price Index for All Urban Consumers Non-Seasonally Adjusted
(EURIBOR)—	Euro InterBank Offered Rate
(FRCPXT)—	France Consumer Price Ex-Tobacco Index
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(HICP)—	Harmonized Index of Consumer Prices
(ITRX.EUR)—	Markit iTraxx Europe CDS Index
(LIBOR)—	London Interbank Offered Rate
(MTA)—	Monthly Treasury Average Index
(NZDBB)—	New Zealand Dollar Bank Bill Index
(SOFR)—	Secured Overnight Financing Rate
(SOFR30A)—	Secured Overnight Financing Rate 30-Day Average
(SONIA)—	Sterling Overnight Index Average Deposit Rate
(TONA)—	Tokyo Overnight Average Rate
(TSFR)—	Term Secured Financing Rate
(UKRPI)—	United Kingdom Retail Price Index

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(CDS)—	Credit Default Swap
(DAC)—	Designated Activity Company
(IRS)—	Interest Rate Swap
(REMIC)—	Real Estate Mortgage Investment Conduit

See accompanying notes to financial statements.

BHFTI-17

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,882,925,011	$—	$1,882,925,011
Total Foreign Government*	—	193,336,870	—	193,336,870
Total Asset-Backed Securities*	—	160,052,627	—	160,052,627
Total Corporate Bonds & Notes*	—	112,688,229	—	112,688,229
Total Mortgage-Backed Securities*	—	50,740,372	—	50,740,372
Total Preferred Stock*	—	—	11,273,043	11,273,043
Total Convertible Preferred Stock*	1,093,959	—	—	1,093,959
Total Short-Term Investments*	—	548,901,806	—	548,901,806
Total Purchased Options at Value	—	15,066,417	—	15,066,417
Total Investments	$1,093,959	$2,963,711,332	$11,273,043	$2,976,078,334

Secured Borrowings (Liability)	$—	$(1,498,558,189)	$—	$(1,498,558,189)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$13,206,180	$—	$13,206,180
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(2,233,071)	—	(2,233,071)
Total Forward Contracts	$—	$10,973,109	$—	$10,973,109
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$6,672,048	$—	$—	$6,672,048
Futures Contracts (Unrealized Depreciation)	(7,188,269)	—	—	(7,188,269)
Total Futures Contracts	$(516,221)	$—	$—	$(516,221)
Written Options
Credit Default Swaptions at Value	$—	$(37,999)	$—	$(37,999)
Inflation Capped Options at Value	—	(103,597)	—	(103,597)
Interest Rate Swaptions at Value	—	(21,545,770)	—	(21,545,770)
OTC Options on Securities at Value	—	(44,614)	—	(44,614)
Total Written Options	$—	$(21,731,980)	$—	$(21,731,980)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$20,349,827	$—	$20,349,827
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(27,666,129)	—	(27,666,129)
Total Centrally Cleared Swap Contracts	$—	$(7,316,302)	$—	$(7,316,302)
OTC Swap Contracts
OTC Swap Contracts at Value (Liabilities)	$—	$(3,364,475)	$—	$(3,364,475)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2022 is not presented.

See accompanying notes to financial statements.

BHFTI-18

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets
Investments at value (a)	$2,427,176,528
Repurchase Agreement at value which equals cost	548,901,806
Cash	1,023,858
Cash denominated in foreign currencies (b)	9,063,796
Cash collateral (c)	4,769,000
Unrealized appreciation on forward foreign currency exchange contracts	13,206,180
Receivable for:
Investments sold	1,114,559,619
TBA securities sold	70,464,987
Premiums on written options	382,245
Fund shares sold	91,806
Principal paydowns	53,884
Interest	6,864,861
Variation margin on centrally cleared swap contracts	1,342,501
Other assets	4,208

Total Assets	4,197,905,279

Liabilities
Written options at value (d)	21,731,980
Secured borrowings	1,498,558,189
OTC swap contracts at market value (e)	3,364,475
Cash collateral (f)	8,845,000
Unrealized depreciation on forward foreign currency exchange contracts	2,233,071
Payables for:
Investments purchased	543,471,428
TBA securities purchased	132,044,329
Fund shares redeemed	1,180,773
Deferred dollar roll income	1,255,806
Variation margin on futures contracts	5,235,673
Interest on OTC swap contracts	279,735
Accrued Expenses:
Management fees	782,510
Distribution and service fees	199,598
Deferred trustees’ fees	167,434
Other expenses	509,097

Total Liabilities	2,219,859,098

Net Assets	$1,978,046,181

Net Assets Consist of:
Paid in surplus	$2,354,410,750
Distributable earnings (Accumulated losses)	(376,364,569)

Net Assets	$1,978,046,181

Net Assets
Class A	$1,023,084,651
Class B	933,697,055
Class E	21,264,475
Capital Shares Outstanding*
Class A	106,112,857
Class B	97,521,773
Class E	2,215,423
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$9.64
Class B	9.57
Class E	9.60

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreement, was $2,609,573,732.
(b)	Identified cost of cash denominated in foreign currencies was $13,131,792.
(c)	Includes collateral of $4,103,000 for futures contracts and $666,000 for centrally cleared swap contracts.
(d)	Premiums received on written options were $5,653,437.
(e)	Net premium received on OTC swap contracts was $2,917,073.
(f)	Includes collateral of $7,938,000 for OTC option, OTC swap contracts and forward foreign currency exchange contracts and $907,000 for TBA securities.

Statement of Operations

Six Months Ended June 30, 2022 (Unaudited)

Investment Income
Dividends (a)	$416,349
Interest	97,927,071

Total investment income	98,343,420

Expenses
Management fees	5,212,703
Administration fees	48,210
Custodian and accounting fees	179,974
Distribution and service fees—Class B	1,277,423
Distribution and service fees—Class E	16,888
Interest expense	1,201,374
Audit and tax services	65,343
Legal	20,427
Shareholder reporting	31,764
Insurance	8,298
Miscellaneous (b)	8,232

Total expenses	8,070,636
Less management fee waiver	(140,990)

Net expenses	7,929,646

Net Investment Income	90,413,774

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on :
Investments	(11,313,688)
Futures contracts	57,718,072
Written options	727,467
Swap contracts	(10,909,608)
Foreign currency transactions	(3,864,939)
Forward foreign currency transactions	23,106,424

Net realized gain (loss)	55,463,728

Net change in unrealized appreciation (depreciation) on:
Investments	(360,912,943)
Purchased options	8,120,247
Futures contracts	(4,759,560)
Written options	(14,357,489)
Swap contracts	6,067,744
Foreign currency transactions	(1,179,320)
Forward foreign currency transactions	12,230,047

Net change in unrealized appreciation (depreciation)	(354,791,274)

Net realized and unrealized gain (loss)	(299,327,546)

Net Increase (Decrease) in Net Assets From Operations	$(208,913,772)

(a)	Net of foreign withholding taxes of $5,920.
(b)	Includes $19,894 in Trustees’ fees and expenses and $21,639 in deferred Trustee compensation losses.

See accompanying notes to financial statements.

BHFTI-19

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$90,413,774	$114,578,764
Net realized gain (loss)	55,463,728	64,599,014
Net change in unrealized appreciation (depreciation)	(354,791,274)	(50,335,873)

Increase (decrease) in net assets from operations	(208,913,772)	128,841,905

From Distributions to Shareholders
Class A	(68,191,612)	(12,097,382)
Class B	(60,188,020)	(7,925,840)
Class E	(1,385,450)	(186,170)

Total distributions	(129,765,082)	(20,209,392)

Increase (decrease) in net assets from capital share transactions	(76,752,722)	4,562,804

Total increase (decrease) in net assets	(415,431,576)	113,195,317
Net Assets
Beginning of period	2,393,477,757	2,280,282,440

End of period	$1,978,046,181	$2,393,477,757

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Value	Shares	Value
Class A
Sales	1,572,114	$17,063,371	$6,152,945	$67,382,149
Reinvestments	6,965,435	68,191,612	1,115,995	12,097,382
Redemptions	(13,271,381)	(143,489,046)	(8,849,510)	(98,742,319)

Net increase (decrease)	(4,733,832)	$(58,234,063)	(1,580,570)	$(19,262,788)

Class B
Sales	3,520,284	$38,010,852	12,126,245	$131,572,630
Reinvestments	6,198,561	60,188,020	737,288	7,925,840
Redemptions	(10,992,274)	(117,470,957)	(10,498,124)	(115,011,989)

Net increase (decrease)	(1,273,429)	$(19,272,085)	2,365,409	$24,486,481

Class E
Sales	159,741	$1,715,704	499,120	$5,465,891
Reinvestments	142,243	1,385,450	17,270	186,170
Redemptions	(218,794)	(2,347,728)	(577,685)	(6,312,950)

Net increase (decrease)	83,190	$753,426	(61,295)	$(660,889)

Increase (decrease) derived from capital shares transactions		$(76,752,722)		$4,562,804

See accompanying notes to financial statements.

BHFTI-20

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Statement of Cash Flows

For the Six Months Ended June 30, 2022 (Unaudited)

Cash Flows From Operating Activities
Net Decrease in Net Assets from Operations	$(208,913,772)

Adjustments to reconcile net increase/(decrease) in net assets resulting from operations to net cash provided by/ (used in) operating activities:
Investments purchased	(1,150,888,960)
Proceeds from investments sold	1,682,608,848
Proceeds from short-term investments, net	(266,002,024)
Net amortization/accretion of premium (discount)	(52,049,590)
Proceeds on forward sales commitments, net	14,578,574
Premium received on open written options, net	2,712,700
Premium paid on closed purchased options, net	(2,372,434)
Decrease in interest receivable	267,827
Increase in cash collateral, asset	(3,044,000)
Increase in unrealized appreciation on forward foreign currency exchange contracts	(9,991,754)
Decrease in receivable for investments sold	255,322,085
Decrease in receivable for TBA securities sold	76,932,683
Decrease in receivable for premium on written options	69,314
Increase in receivable for principal paydowns	(8,604)
Decrease in receivable for variation margin on centrally cleared swap contracts	816,667
Decrease in receivable for variation margin on futures contracts	587,842
Decrease in other assets and prepaid expenses	17,615
Increase in OTC swap contracts at market value, liability	3,364,475
Increase in cash collateral, liability	4,779,000
Decrease in unrealized depreciation on forward foreign currency exchange contracts	(2,238,293)
Increase in payable for investments purchased	286,224,699
Decrease in payable for TBA securities purchased	(142,585,061)
Increase in payable for variation margin on futures contracts	5,235,673
Increase in payable for interest on OTC swap contracts	279,735
Increase in payable for deferred dollar roll income, liability	224,728
Decrease in accrued management fees	(147,136)
Decrease in accrued distribution and service fees	(37,911)
Decrease in accrued deferred trustee’s fees	(22,446)
Decrease in interest payable on reverse repurchase agreements	(6,346)
Increase in accrued other expenses	72,938
Payments on foreign currency transactions	(5,044,259)
Net realized loss from investments and written options	10,586,221
Net realized loss on foreign currency transactions	3,864,939
Net change in unrealized (appreciation) depreciation on investments, purchased options and written options	367,150,185
Net change in unrealized appreciation on foreign currency transactions	1,179,320

Net cash provided by operating activities	$873,523,478

Cash Flows From Financing Activities
Proceeds from shares sold, including increase in receivable for shares sold	57,446,978
Payment on shares redeemed, including decrease in payable for shares redeemed	(264,376,507)
Proceeds from issuance of reverse repurchase agreements	117,141,000
Repayment of reverse repurchase agreements	(342,673,750)
Proceeds from secured borrowings	18,226,449,228
Repayment of secured borrowings	(18,676,509,852)

Net cash used by financing activities	$(882,522,903)

Net increase in cash and foreign currency (a)	$(8,999,425)

Cash and cash in foreign currency at beginning of period	$19,087,079

Cash and cash in foreign currency at end of period	$10,087,654

Supplemental disclosure of cash flow information:
Non-cash financing activities included herein consist of reinvestment of dividends and distributions:	$(129,765,082)

Cash paid for interest and fees on borrowings:	$1,201,374

(a)	Includes net change in unrealized appreciation (depreciation) on foreign currency of $(855,081).

See accompanying notes to financial statements.

BHFTI-21

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.35		$10.85	$10.02	$9.57	$9.96	$9.77

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.45		0.54	0.13	0.21	0.30	0.29
Net realized and unrealized gain (loss)	(1.48)		0.06	1.02	0.60	(0.51)	0.08

Total income (loss) from investment operations	(1.03)		0.60	1.15	0.81	(0.21)	0.37

Less Distributions
Distributions from net investment income	(0.68)		(0.10)	(0.32)	(0.36)	(0.18)	(0.18)

Total distributions	(0.68)		(0.10)	(0.32)	(0.36)	(0.18)	(0.18)

Net Asset Value, End of Period	$9.64		$11.35	$10.85	$10.02	$9.57	$9.96

Total Return (%) (b)	(9.06)	(d)	5.61	11.74 (c)	8.60 (c)	(2.13)	3.81

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.62	(e)	0.53	0.78	1.42	1.24	0.96
Gross ratio of expenses to average net assets excluding interest expense (%)	0.51	(e)	0.51	0.51	0.51	0.51	0.51
Net ratio of expenses to average net assets (%) (f)(g)	0.61	(e)	0.52	0.76	1.40	1.23	0.95
Net ratio of expenses to average net assets excluding interest expense (%) (f)(g)	0.50	(e)	0.49	0.50	0.50	0.49	0.49
Ratio of net investment income (loss) to average net assets (%)	8.38	(e)	4.93	1.22	2.15	3.05	2.96
Portfolio turnover rate (%) (h)	45	(d)	129	209	290	256	133
Net assets, end of period (in millions)	$1,023.1		$1,258.3	$1,219.8	$1,232.4	$1,261.9	$1,405.7

	Class B
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.25		$10.75	$9.93	$9.48	$9.87	$9.69

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.43		0.51	0.10	0.19	0.27	0.27
Net realized and unrealized gain (loss)	(1.46)		0.07	1.02	0.60	(0.51)	0.06

Total income (loss) from investment operations	(1.03)		0.58	1.12	0.79	(0.24)	0.33

Less Distributions
Distributions from net investment income	(0.65)		(0.08)	(0.30)	(0.34)	(0.15)	(0.15)

Total distributions	(0.65)		(0.08)	(0.30)	(0.34)	(0.15)	(0.15)

Net Asset Value, End of Period	$9.57		$11.25	$10.75	$9.93	$9.48	$9.87

Total Return (%) (b)	(9.22)	(d)	5.42	11.43 (c)	8.38 (c)	(2.41)	3.47

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.87	(e)	0.78	1.03	1.67	1.49	1.21
Gross ratio of expenses to average net assets excluding interest expense (%)	0.76	(e)	0.76	0.76	0.76	0.76	0.76
Net ratio of expenses to average net assets (%) (f)(g)	0.86	(e)	0.77	1.01	1.65	1.48	1.20
Net ratio of expenses to average net assets excluding interest expense (%) (f)(g)	0.75	(e)	0.74	0.75	0.75	0.74	0.74
Ratio of net investment income (loss) to average net assets (%)	8.16	(e)	4.69	0.98	1.90	2.80	2.71
Portfolio turnover rate (%) (h)	45	(d)	129	209	290	256	133
Net assets, end of period (in millions)	$933.7		$1,111.1	$1,036.8	$1,014.8	$1,049.0	$1,222.2

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

BHFTI-22

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Financial Highlights

Selected per share data

	Class E
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018		2017
Net Asset Value, Beginning of Period	$11.28		$10.78	$9.96	$9.51	$9.90		$9.71

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.44		0.52	0.11	0.20	0.28		0.28
Net realized and unrealized gain (loss)	(1.45)		0.07	1.02	0.60	(0.51)		0.07

Total income (loss) from investment operations	(1.01)		0.59	1.13	0.80	(0.23)		0.35

Less Distributions
Distributions from net investment income	(0.67)		(0.09)	(0.31)	(0.35)	(0.16)		(0.16)

Total distributions	(0.67)		(0.09)	(0.31)	(0.35)	(0.16)		(0.16)

Net Asset Value, End of Period	$9.60		$11.28	$10.78	$9.96	$9.51		$9.90

Total Return (%) (b)	(9.18)	(d)	5.49	11.52 (c)	8.46 (c)	(2.31	)(c)	3.66 (c)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.77	(e)	0.68	0.93	1.57	1.39		1.11
Gross ratio of expenses to average net assets excluding interest expense (%)	0.66	(e)	0.66	0.66	0.66	0.66		0.66
Net ratio of expenses to average net assets (%) (f)(g)	0.76	(e)	0.67	0.91	1.55	1.38		1.10
Net ratio of expenses to average net assets excluding interest expense (%) (f)(g)	0.65	(e)	0.64	0.65	0.65	0.64		0.64
Ratio of net investment income (loss) to average net assets (%)	8.29	(e)	4.74	1.06	1.99	2.90		2.81
Portfolio turnover rate (%) (h)	45	(d)	129	209	290	256		133
Net assets, end of period (in millions)	$21.3		$24.1	$23.7	$22.9	$23.9		$28.1

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Generally accepted accounting principles may require adjustments to be made to the net assets of the Portfolio at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the returns reported in the portfolio manager commentary section of this report.
(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(g)	The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.01% for the six months ended June 30, 2022 and for each of the years ended December 31, 2021, 2020, 2019, 2018 and 2017 (see Note 6 of the Notes to Financial Statements).
(h)	Includes mortgage dollar roll and TBA transactions; excluding these transactions the portfolio turnover rates would have been 22%, 36%, 30%, 65%, 54%, and 74% for the six months ended June 30, 2022 and the years ended December 31, 2021, 2020, 2019, 2018, and 2017, respectively.

See accompanying notes to financial statements.

BHFTI-23

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Notes to Financial Statements—June 30, 2022 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-four series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is PIMCO Inflation Protected Bond Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A, B and E shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2022 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946- Financial Services- Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from third-party pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage- and asset-backed securities are generally valued based upon evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded

BHFTI-24

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Notes to Financial Statements—June 30, 2022 —(Continued)

solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued in reference to similar instruments traded on active markets are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded OTC are generally valued based upon interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including, but not limited to, the overnight index swap rate, London Interbank Offered Rate (“LIBOR”) forward rate or other interest rates, yield curves or credit spreads to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

BHFTI-25

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Notes to Financial Statements—June 30, 2022 —(Continued)

In December 2020, the Securities and Exchange Commission adopted Rule 2a-5, Good Faith Determinations of Fair Value, under the 1940 Act, which is intended to address valuation practices and the role of the board of directors with respect to the fair value of the investments of a registered investment company. Among other things, Rule 2a-5 will permit the Portfolio’s Board to designate the Portfolio’s primary investment adviser to perform the Portfolio’s fair value determinations, which will be subject to the Board’s oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the investment adviser’s fair value determinations. Compliance with Rule 2a-5 will be required beginning in September 2022. The Portfolio’s valuation policies and related practices may be impacted as the Portfolio comes into compliance with Rule 2a-5.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed. As of June 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure.

Short Sales - The Portfolio may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Portfolio owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately.

The Portfolio may also make short sales of a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold short by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold short. Until the Portfolio replaces a borrowed security, the Portfolio will segregate with its Custodian, or set aside in the Portfolio’s records, cash or other liquid assets at such a level that: (i) the amount segregated, or set aside, plus the amount deposited with the broker as collateral will equal the current value of the security sold short: and (ii) the amount segregated plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. The proceeds received from a short sale are recorded as a liability. The Portfolio will realize a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. Conversely, the Portfolio will realize a gain if the security declines in price between those dates. The latter result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of

BHFTI-26

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Notes to Financial Statements—June 30, 2022 —(Continued)

any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Portfolio may be required to pay in connection with a short sale. No more than one third of the Portfolio’s net assets will be, when added together: (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales; and (ii) segregated in connection with short sales.

High-Yield Debt Securities - The Portfolio may invest in high-yield debt securities, or “junk bonds,” which are securities that are rated below “investment grade” or, if not rated, are of equivalent quality. A portfolio with high-yield debt securities generally will be exposed to greater market risk and credit risk than a portfolio that invests only in investment grade debt securities because issuers of high-yield debt securities are generally less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for more highly rated debt securities. As a result, the Portfolio’s subadviser may find it more difficult to value or sell lower-rated debt securities and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio.

Floating Rate Loans - The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. The purchase of assignments will typically result in the Portfolio having a direct contractual relationship with the borrower, and the Portfolio may enforce compliance by the borrower with the terms of the loan agreement. The Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation or assignment.

The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments, it acquires direct rights against the borrower of the loan. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing.

The Portfolio will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Inflation-Indexed Bonds - The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value that is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Collateralized Obligations - The Portfolio may invest in collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), other collateralized debt obligations (“CDOs”), and other similarly structured securities. CDOs, CBOs and CLOs are types of asset-backed securities. A CBO is a trust that is backed by a diversified pool of high risk, below investment grade fixed-income securities. The collateral can be from many types of fixed-income securities such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically collateralized by a pool of loans that may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties.

For CDOs, CBOs and CLOs, the cash flow from the trust is split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is typically the “equity” or “first loss” tranche, which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Senior tranches are paid from the cash flows from the underlying assets before the junior tranches and equity tranches. Losses are first borne by the equity tranches, next by the junior tranches, and finally by the senior tranches. The risks of an investment in a CBO, CLO or other CDO depend largely on the quality and type of the collateral securities and the class of the instrument in which a Portfolio invests. If some debt instruments go into default and the cash collected by the CBO, CLO or CDO is insufficient to pay all of its investors, those in the lowest, most junior tranches suffer losses first. Since they are partially protected from defaults, senior tranches typically have higher ratings and lower potential yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, more senior tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class.

BHFTI-27

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Notes to Financial Statements—June 30, 2022 —(Continued)

Mortgage-Related and Other Asset-Backed Securities - The Portfolio may invest in mortgage-related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by or payable from, mortgage loans on real property or other receivables. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

In one type of SMBS, one class receives all of the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security until maturity. These adjustments are netted against payments received for the IOs and the net amount is included in interest income on the Statement of Operations of the Portfolio. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage-related and other asset-backed securities held by the Portfolio are included in the Portfolio’s Schedule of Investments.

The Portfolio may invest a significant portion of its assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

Mortgage Dollar Rolls - The Portfolio may enter into mortgage “dollar rolls” in which a Portfolio sells to-be-announced (“TBA”) mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. For the duration of the transaction, or roll period, the Portfolio foregoes principal (including prepayments of principal) and interest paid on the securities sold. Dollar rolls are accounted for as purchase and sale transactions; gain or loss is recognized at the commencement of the term of the dollar roll and each time the mortgage-backed security is rolled.

Mortgage dollar roll transactions involve the risk that the market value of the securities that the Portfolio is required to repurchase or reacquire may be less than the agreed-upon repurchase price of those securities and that the investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation, and gain or loss that would have been realized on the securities transferred or sold, as applicable, as part of the treasury or mortgage dollar roll.

TBA Purchase and Forward Sale Commitments - The Portfolio may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to the settlement date, which is in addition to the risk of decline in the value of the Portfolio’s other assets. TBA forward sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation and Fair Value Measurements”.

When-Issued and Delayed-Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed-delivery basis. Settlement of such transactions will occur beyond the customary settlement period. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Upon making a commitment to purchase a security on a when-issued or delayed-delivery basis, the Portfolio will hold liquid assets in a segregated account with the Portfolio’s Custodian, or set aside liquid assets in the Portfolio’s records, worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2022, the Portfolio had investments in repurchase agreements with a gross value of $548,901,806, which is reflected as repurchase agreement on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2022.

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Reverse Repurchase Agreements - The Portfolio may enter into reverse repurchase agreements with qualified institutions. In a reverse repurchase agreement, the Portfolio transfers securities in exchange for cash to a financial institution or counterparty, concurrently with an agreement by the Portfolio to re-acquire the same securities at an agreed-upon price and date. During the reverse repurchase agreement period, the Portfolio continues to receive principal and interest payments on these securities. The Portfolio will establish a segregated account with its Custodian in which it will maintain liquid assets equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities transferred by the Portfolio may decline below the agreed-upon reacquisition price of the securities. In the event of default or failure by a party to perform an obligation in connection with any reverse repurchase transaction, the MRA entitles the non-defaulting party with a right to set-off claims and apply property held by it in respect of any reverse repurchase transaction against obligations owed to it. Cash received in exchange for securities transferred under reverse repurchase agreements plus accrued interest payments to be made by the Portfolio to counterparties are reflected as reverse repurchase agreements on the Statement of Assets and Liabilities.

For the six months ended June 30, 2022, the Portfolio had an outstanding reverse repurchase agreement balance for 20 days. The average amount of borrowings was $95,763,863 and the annualized weighted average interest rate was 0.047% during the 20 day period. There were no outstanding reverse repurchase agreements as of June 30, 2022.

Secured Borrowing Transactions - The Portfolio may enter into transactions consisting of a transfer of a security by the Portfolio to a financial institution or counterparty, with a simultaneous agreement to reacquire the same, or substantially the same security, at an agreed-upon price and future settlement date. Such transactions are treated as secured borrowings, and not as purchases and sales. The Portfolio receives cash from the transfer of the security to use for other investment purposes. During the six months ended June 30, 2022, the Portfolio entered into secured borrowing transactions involving U.S. Treasury securities. During the term of the borrowing, the Portfolio is not entitled to receive principal and interest payments, if any, made on the security transferred to the counterparty during the term of the agreement. The difference between the transfer price and the reacquisition price, known as the “price drop,” is included in net investment income. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may also receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The cost of the secured borrowing transaction is recorded as interest expense over the term of the borrowing. The agreed-upon proceeds for securities to be reacquired by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities.

For the six months ended June 30, 2022, the Portfolio had an outstanding secured borrowing transaction balance for 181 days. For the six months ended June 30, 2022, the Portfolio’s average amount of borrowing was $696,856,195 and the weighted average interest rate was 0.348% during 181 day period.

At June 30, 2022, the amount of the Portfolio’s outstanding borrowings was $1,498,558,189. Securities in the amount of $2,017,033 have been pledged as collateral under the terms of the Master Securities Forward Transaction Agreement (“MSFTA”) as of June 30, 2022. The MSFTA is a master netting agreement which provides both parties with the rights to set-off in the event of default by either party. The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.

The following table presents the Portfolio’s secured borrowings by counterparty net of amounts available for offset under the MSFTA and net of the related collateral pledged or received by the Portfolio as of June 30, 2022:

Counterparty	Payable for Secured Borrowings	Financial Instruments Available for Offset (a)	Collateral Pledged (b)	Net Amount (c)
Barclays Capital, Inc.	$(275,631,258)	$274,580,541	$729,891	$(320,826)
BNP Paribas S.A.	(871,312,583)	859,676,297	—	(11,636,286)
Morgan Stanley & Co. LLC	(342,937,157)	340,216,198	1,287,142	(1,433,817)
UBS Securities LLC	(8,677,191)	8,826,670	—	149,479

	$(1,498,558,189)	$1,483,299,706	$2,017,033	$(13,241,450)

(a)	Represents market value of borrowings as of June 30, 2022.
(b)	Under the terms of the MSFTA agreement, the Portfolio and the counterparties are not permitted to sell, repledge, or use the collateral associated with the transaction.
(c)	Net amount represents the net amount payable due to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity.

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The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.

	Remaining Contractual Maturity of the Agreements As of June 30, 2022
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Secured Borrowing Transactions
U.S. Treasury	$—	$(1,489,880,998)	$(8,677,191)	$—	$(1,498,558,189)
Total Borrowings	$—	$(1,489,880,998)	$(8,677,191)	$—	$(1,498,558,189)
Gross amount of recognized liabilities for secured borrowing transactions					$(1,498,558,189)

3. Investments in Derivative Instruments

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed-upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the valuation date, is included in the Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Portfolio may also experience losses even when such contracts are used for hedging purposes. The Portfolio’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Futures Contracts - The Portfolio may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Statement of Operations. When the contract is closed or expires, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. If futures contracts are exchange-traded, the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default. For OTC futures, the Portfolio’s ability to terminate the positions may be more limited than in the case of exchange-traded positions and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

Options Contracts - An option contract purchased by the Portfolio gives the Portfolio the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by the Portfolio give the holder the right to buy the underlying instrument from the Portfolio at a fixed exercise price; put options written by the Portfolio give the holder the right to sell the underlying instrument to the Portfolio at a fixed exercise price.

The Portfolio may use options to hedge against changes in values of securities the Portfolio owns or expects to purchase, to maintain investment exposure to a target asset class or to enhance return. Writing puts or buying calls tend to increase the Portfolio’s exposure to the underlying instrument and writing calls or buying puts tends to decrease the Portfolio’s exposure to the underlying instrument, and can be used to hedge other Portfolio investments. For options used to hedge the Portfolio’s investments, the potential risk to the Portfolio is that the change in value of options contracts may not correspond perfectly to the change in value of the hedged

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instruments. The Portfolio also bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Portfolio may not be able to enter into a closing transaction due to an illiquid market. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of purchased options is typically the premium initially paid for the option plus any unrealized gains.

The main risk associated with purchasing an option is that the option expires without being exercised. In this case, the option is worthless when it expires and the premium paid for the option is considered a realized loss. The risk associated with writing a call option is that the Portfolio may forgo the opportunity for a profit if the market value of the underlying instrument increases and the option is exercised, requiring the Portfolio to sell the underlying instrument at a price below its market value. When the Portfolio writes a call option on a security it does not own, its exposure on such an option is theoretically unlimited. The risk in writing a put option is that the Portfolio may incur a loss if the market value of the underlying instrument decreases and the option is exercised, requiring the Portfolio to purchase the underlying instrument at a price above its market value. In addition, the Portfolio risks not being able to enter into a closing transaction for the written option as the result of an illiquid market for the option.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid for the call option.

The premium received by the Portfolio for a written option is recorded as an asset and an equivalent liability. The liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires without being exercised or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Portfolio realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received by the Portfolio is offset against the amount paid for the purchase of the underlying instrument.

The purpose of inflation-capped options is to protect the buyer from inflation, above a specified rate, eroding the value of investments in inflation-linked products with a given notional exposure. Inflation-capped options are used to give downside protection to investments in inflation-linked products by establishing a floor on the value of such products.

The purpose of interest rate-capped options is to protect the buyer from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate linked products.

Swaptions are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaptions is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement at any time before the expiration of the option.

Swap Agreements - The Portfolio may enter into swap agreements in which the Portfolio and a counterparty agree to either make periodic net payments on a specified notional amount or net payment upon termination. Swap agreements are either privately negotiated in the OTC market (“OTC swaps”) or executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The Portfolio may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash may be paid or received, as applicable, by the Portfolio as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Portfolio as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is reflected on the Statement of Assets and Liabilities.

Centrally Cleared Swaps: Clearinghouses currently offer clearing derivative transactions which include interest rate and credit derivatives. In a cleared derivative transaction, a Portfolio typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Portfolio’s exposure to the credit risk of the original counterparty. The Portfolio typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Portfolio would be required to post in an uncleared derivative transaction.

Swap agreements are marked-to-market daily. The fair value of an OTC swap is reflected on the Statement of Assets and Liabilities. The changes in value, if any, are reflected as a component of net change in unrealized appreciation/depreciation on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities and as a component of unrealized appreciation/depreciation on the Statement of Operations. Upfront payments paid or received upon entering into the swap agreement compensate for differences between the stated terms of the swap agreement and prevailing market conditions (such as credit spreads, currency exchange rates, interest rates, and

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other relevant factors). Upon termination or maturity of the swap, upfront premiums are recorded as realized gains or losses on the Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit, and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Portfolio may enter into swap transactions with counterparties in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to cover the Portfolio’s exposure to the counterparty. Counterparty risk related to centrally cleared swaps is mitigated due to the protection against defaults provided by the exchange on which these contracts trade.

Credit Default Swaps: The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers, or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed. Credit default swaps involve one party making a stream of payments (referred to as the buyer of protection) to another party (referred to as the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index. A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, write-down, principal shortfall or interest shortfall. As the seller of protection, if an underlying credit event occurs, the Portfolio will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation (or underlying securities comprising the referenced index), or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation (or underlying securities comprising the referenced index). In return, the Portfolio would receive from the counterparty an upfront or periodic stream of payments throughout the life of the credit default swap agreement provided that no credit event has occurred. As the seller of protection, the Portfolio will effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the credit default swap.

The Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio. This would involve the risk that the investment may be worthless when it expires and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk, whereby the seller may fail to satisfy its payment obligations to the Portfolio in the event of a default. As the buyer of protection, if an underlying credit event occurs, the Portfolio will either receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation (or underlying securities comprising the referenced index), or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation (or underlying securities comprising the referenced index). If no credit event occurs and the Portfolio is a buyer of protection, the Portfolio will typically recover nothing under the credit default swap agreement, but it will have had to pay the required upfront payment or stream of continuing payments under the credit default swap agreement. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted obligation.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. An index credit default swap references all the names in the index, and if there is a credit event involving an entity in the index, the credit event is settled based on that entity’s weight in the index. A Portfolio may use credit default swaps on credit indices as a hedge for credit default swaps or bonds held in the portfolio, which is less expensive than it would be to buy many individual credit default swaps to achieve similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and may be used to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on a credit index or corporate or sovereign issuer, serve as some indication of the status of the payment/performance risk and the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity or index also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Wider credit spreads generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit

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event occurring as defined under the terms of the particular swap agreement. When no implied credit spread is available for a credit default swap, the current unrealized appreciation/depreciation on the position may be used as an indicator of the current status of the payment/performance risk.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2022, for which the Portfolio is the seller of protection, are disclosed in the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swaps: The Portfolio may enter into interest rate swaps to manage its exposure to interest rates or to protect against currency fluctuations, to adjust its interest rate sensitivity (duration), to preserve a return or spread on a particular investment, or otherwise as a substitute for a direct investment in debt securities. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Other forms of interest rate swap agreements may include: (1) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; (2) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; (3) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels; and (4) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.

Total Return Swaps: The Portfolio may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. When the Portfolio pays interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the Portfolio may be required to pay the change in value to the counterparty in addition to the interest payment; conversely, when the Portfolio receives interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the Portfolio may receive the change in value in addition to the interest payment. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying asset increases and receives payment from the other party if the value of the underlying asset decreases.

The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2022 by category of risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Investments at market value (a)	$15,066,417	OTC swap contracts at market value (e)	$3,364,475
	Unrealized appreciation on centrally cleared swap contracts (b) (c)	20,331,195	Unrealized depreciation on centrally cleared swap contracts (b) (c)	27,665,111
	Unrealized appreciation on futures contracts (c) (d)	6,672,048	Unrealized depreciation on futures contracts (c) (d)	7,188,269
			Written options at value	21,649,367
Credit	Unrealized appreciation on centrally cleared swap contracts (b) (c)	18,632	Unrealized depreciation on centrally cleared swap contracts (b) (c)	1,018
			Written options at value	82,613
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	13,206,180	Unrealized depreciation on forward foreign currency exchange contracts	2,233,071

Total		$55,294,472		$62,183,924

(a)	Represents purchased options which are part of investments at value as shown in the Statement of Assets and Liabilities.
(b)	Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Schedule of Investments. Only the variation margin is reported within the Statement of Assets and Liabilities.

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(c)	Financial instrument not subject to a master netting agreement.
(d)	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
(e)	Excludes OTC swap interest payable of $279,735.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.

The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 4), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2022.

Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Barclays Bank plc	$3,319,811	$(3,119,056)	$—	$200,755
BNP Paribas S.A.	8,858,886	(8,858,886)	—	—
Citibank N.A.	137,419	(137,419)	—	—
Deutsche Bank AG	6,496,149	(3,711,227)	(2,595,000)	189,922
Goldman Sachs Bank USA	426,267	(383,633)	(42,634)	—
JPMorgan Chase Bank N.A.	1,634,065	(294,419)	(1,339,646)	—
Morgan Stanley Capital Services LLC	3,551,512	(3,551,512)	—	—
Societe Generale Paris	3,441,338	(728,252)	(2,713,086)	—
UBS AG	407,150	(62,495)	(344,655)	—

	$28,272,597	$(20,846,899)	$(7,035,021)	$390,677

The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2022.

Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Barclays Bank plc	$3,119,056	$(3,119,056)	$—	$—
BNP Paribas S.A.	10,344,456	(8,858,886)	(1,485,570)	—
Citibank N.A.	313,836	(137,419)	(176,417)	—
Deutsche Bank AG	3,711,227	(3,711,227)	—	—
Goldman Sachs Bank USA	383,633	(383,633)	—	—
Goldman Sachs International	7,551	—	—	7,551
JPMorgan Chase Bank N.A.	294,419	(294,419)	—	—
Morgan Stanley Capital Services LLC	8,364,601	(3,551,512)	(4,638,675)	174,414
Societe Generale Paris	728,252	(728,252)	—	—
UBS AG	62,495	(62,495)	—	—

	$27,329,526	$(20,846,899)	$(6,300,662)	$181,965

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2022:

Statement of Operations Location-Net Realized Gain (Loss)	Interest Rate	Credit	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$23,106,424	$23,106,424
Swap contracts	(11,145,839)	236,231	—	(10,909,608)
Futures contracts	57,718,072	—	—	57,718,072
Written options	323,765	403,702	—	727,467

	$46,895,998	$639,933	$23,106,424	$70,642,355

BHFTI-34

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Notes to Financial Statements—June 30, 2022 —(Continued)

Statement of Operations Location-Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Credit	Foreign Exchange	Total
Purchased options	$8,120,247	$—	$—	$8,120,247
Forward foreign currency transactions	—	—	12,230,047	12,230,047
Swap contracts	6,087,329	(19,585)	—	6,067,744
Futures contracts	(4,759,560)	—	—	(4,759,560)
Written options	(14,184,306)	(173,183)	—	(14,357,489)

	$(4,736,290)	$(192,768)	$12,230,047	$7,300,989

For the six months ended June 30, 2022, the average notional par or face amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Purchased options	$297,026,610
Forward foreign currency transactions	883,996,601
Futures contracts long	335,313,036
Futures contracts short	(932,844,573)
Swap contracts	908,322,945
Written options	(403,169,211)

‡	Averages are based on activity levels during the period for which the amounts are outstanding.

4. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the COVID-19 pandemic. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The COVID-19 pandemic has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this pandemic, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. At this time, it is still not possible to estimate the severity or duration of the COVID-19 pandemic, including the severity, duration and frequency of any additional “waves” or emerging variants of COVID-19. It is also still not possible to estimate the duration or frequency of the utilization of any therapeutic treatments and vaccines for COVID-19 or variants thereof. It is likewise still not possible to predict or estimate the longer-term effects of the COVID-19 pandemic, or any actions taken to contain or address the pandemic, on the Portfolios, the financial markets, and economy at large. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

In late February 2022, Russian military forces invaded Ukraine, significantly amplifying already existing geopolitical tensions among Russia, Ukraine, Europe, NATO, and the West. Russia’s invasion, the responses of countries and political bodies to Russia’s actions, and the potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities such as oil and natural gas. Following Russia’s actions, various countries, including the U.S., Canada, the United Kingdom, Germany, and France, as well as the European Union, issued broad-ranging economic sanctions against Russia. Sanctions threatened or imposed by these jurisdictions, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian

BHFTI-35

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Notes to Financial Statements—June 30, 2022 —(Continued)

economy or the Portfolio. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Portfolio. Sanctions, or the threat of new or modified sanctions, could impair the ability of the Portfolio to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Portfolio, even if the Portfolio does not have direct exposure to securities of Russian issuers.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (e.g., futures contracts and exchange-traded options), while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options).

For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar master agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Portfolio the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to such counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

MSFTA govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as TBA securities and delayed-delivery or secured borrowings transactions by and between the Portfolio and select counterparties. The MSFTA maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency, which is segregated at a broker account registered with the Commodities Futures Trading Commission, or the applicable regulator. In a cleared derivative transaction, the Portfolio’s counterparty is a clearinghouse rather than a bank or broker. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts.

BHFTI-36

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Notes to Financial Statements—June 30, 2022 —(Continued)

While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

Foreign Investment Risk: The investments by the Portfolio in foreign securities, whether direct or indirect, involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation, unexpected market closures or other political, social or economic developments, such as the imposition of economic sanctions against one or more countries, organizations, entities and/or individuals, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, which is the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In 2017, the UK Financial Conduct Authority (FCA) announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. dollar LIBOR and the Sterling Overnight Interbank Average Rate for GBP LIBOR). Various financial industry groups have been planning for the transition away from LIBOR and markets are developing in response to these new rates, but there are concerns around liquidity of the new rates and obstacles to converting certain securities and transactions to new rates. Neither the effect of the transition process nor its ultimate success can yet be known. The transition away from and eventual elimination of LIBOR may adversely affect the interest rates on, and liquidity and value of, certain assets and liabilities of the Portfolio that are tied to LIBOR. These may include bank loans, floating rate securities, structured securities (including asset-backed and mortgage-backed securities), other debt securities, derivatives, and financing transactions tied to LIBOR, particularly insofar as the documentation governing such instruments does not include “fall back” provisions addressing the transition from LIBOR. The effect of any changes to, or discontinuation of, LIBOR on the Portfolio will vary depending on, among other things (1) existing fallback or termination provisions in individual contracts and (2) the extent to which industry participants adopt new reference rates and fallbacks for both legacy and new products and instruments. The Subadviser may have discretion to determine a successor or substitute reference rate, including any price or other adjustments to account for differences between the successor or substitute reference rate and previous rate. Such successor or substitute reference rate and any adjustments selected may negatively impact the Portfolio’s investments, performance or financial condition, and may expose the Portfolio to additional tax, accounting and regulatory risks. The transition away from LIBOR may affect the value, liquidity or return on certain Portfolio investments and may result in costs incurred in connection with closing out positions and entering into new trades, adversely impacting the Portfolio’s overall financial condition or results of operations. It is difficult to predict the full impact of the transition away from LIBOR and the adoption of alternative reference rates on the Portfolio.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, including mortgage dollar roll and TBA transactions but excluding short-term securities, for the six months ended June 30, 2022 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$1,172,636,743	$101,956,637	$1,697,765,925	$153,202,666

Purchases and sales of mortgage dollar rolls and TBA transactions for the six months ended June 30, 2022 were as follows:

Purchases	Sales
$679,222,531	$737,800,638

BHFTI-37

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Notes to Financial Statements—June 30, 2022 —(Continued)

6. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2022	% per annum	Average Daily Net Assets
$5,212,703	0.500%	First $1.2 billion
	0.450%	Over $1.2 billion

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. Pacific Investment Management Company LLC (the “Subadviser”) is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, the Adviser has agreed, for the period April 29, 2022 to April 30, 2023, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.025%	Over $	2 billion

An identical agreement was in place for the period April 30, 2021 to April 29, 2022. Amounts waived for the six months ended June 30, 2022 were $25,212 and are included in the total amount shown as management fee waiver in the Statement of Operations.

The Subadviser has voluntarily agreed to waive a portion of its subadvisory fees payable by the Adviser to the Subadviser for managing the Portfolio. In addition to the above advisory fee waiver, the Adviser has agreed to reduce its advisory fee reflecting a portion of the amount waived by the Subadviser for managing the Portfolio pursuant to the voluntary subadvisory fee waiver. $115,778 was waived in the aggregate for the six months ended June 30, 2022 and is reflected in the total amount shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2022 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee.

BHFTI-38

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Notes to Financial Statements—June 30, 2022 —(Continued)

During the six months ended June 30, 2022, deferred compensation losses exceeded accrued Trustees’ fees and expenses. As such, changes in the value of participants’ deferral accounts in excess of the Trustees’ fees and expenses are reflected as a component of Miscellaneous expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2022 was as follows:

Cost basis of investments	$3,325,728,251

Gross unrealized appreciation	74,402,688
Gross unrealized (depreciation)	(448,478,036)

Net unrealized appreciation (depreciation)	$(374,075,348)

The tax character of distributions paid for the years ended December 31, 2021 and 2020 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2021	2020	2021	2020	2021	2020
$20,209,392	$62,354,869	$—	$—	$20,209,392	$62,354,869

As of December 31, 2021, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation (Depreciation)	Accumulated Capital Losses	Total
$129,264,436	$—	$(38,747,293)	$(128,012,977)	$(37,495,834)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

At December 31, 2021, the Portfolio had accumulated long-term capital losses of $128,012,977.

During the year ended December 31, 2021, the Portfolio utilized accumulated long-term capital losses of $84,689,081.

9. Recent Accounting Pronouncement

In January 2021, the FASB issued Accounting Standards Update No. 2021-01 (“ASU 2021-01”), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, as regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective through December 31, 2022, for all entities. The expedients and exceptions provided by the amendments do not apply to contract modifications and hedging relationships entered into or evaluated after December 31, 2022, except for hedging transactions as of December 31, 2022, that an entity has elected certain optional expedients for and that are retained through the end of the hedging relationship. Management expects that the adoption of the guidance will not have a material impact on the Portfolio’s financial statements.

BHFTI-39

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

For the period April 1, 2021 through March 31, 2022, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-40

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Managed By Pacific Investment Management Company LLC

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2022, the Class A, B and E shares of the PIMCO Total Return Portfolio returned -11.50%, -11.57%, and -11.59%, respectively. The Portfolio’s benchmark, the Bloomberg U.S. Aggregate Bond Index¹, returned -10.35%.

MARKET ENVIRONMENT / CONDITIONS

During the first quarter of 2022, geopolitics took center stage as Russia invaded Ukraine. Russia’s open use of military force precipitated financial sanctions and condemnation from the international community. The U.S., European Union and other developed nations were quick to circumscribe Russia from their financial systems. Commodity prices soared given Europe’s dependency on Russian oil/natural gas and Ukraine’s significant share of global wheat, neon, and palladium supply.

In the first quarter, most risk assets experienced challenging performance as risk sentiment waned. Equities globally ended the quarter lower—with many markets (including the S&P 500 Index) dipping into correction territories—while credit spreads widened. External emerging market spreads also widened on the quarter, influenced by Russia’s composition in the index and concerns of contagion.

Throughout the second quarter, the conflict between Russia and Ukraine remained an area of focus for investors as it surpassed the four-month mark since the invasion. Russia officially defaulted on its foreign debt for the first time since 1918, given the culmination of mounting western sanctions that inhibited payments to overseas creditors.

Weakening economic data and growing probability of recessions weighed on risk sentiment as investors suffered losses in the majority of asset classes. In the U.S., the S&P 500 Index finished the second quarter 16.1% lower, bringing the year-to-date return to -19.96%, entering bear market territory. Globally, most major markets were also down, although Chinese equities were a source of strength, owing to easing COVID-19 restrictions in major cities. Risk off sentiment was also prevalent in credit spreads, where U.S. investment grade credit and U.S. high yield widened.

Developed market central banks maintained their hawkish stance with their sights set on combating historic levels of inflation. Most notably, in the U.S., the Consumer Price Index increased 8.6% year-on-year in May. This prompted the Federal Reserve (the “Fed”) to hike interest rates by 0.75% in June, the first time since 1994, and acknowledge that credibly fighting inflation will come at the cost of lower growth. June also saw the beginning of the run-off in Fed balance sheet assets.

PORTFOLIO REVIEW / PERIOD-END POSITIONING

Long exposure to non-Agency Mortgage-Backed Securities (“MBS”) and other securitized assets, in part implemented by options, detracted from Portfolio performance as non-Agency MBS underperformed similar-duration Treasuries. A modest allocation to high yield corporate credit, partially facilitated by credit default swaps, drove negative contributions from corporate credit strategies as credit spreads widened over the period. U.S. and Eurozone duration and curve positioning, partly executed through interest rate swaps, options, swaptions, and futures, detracted from performance as developed market rates rallied over the period. Short exposure to the U.K. and Japan, which was partially facilitated using interest rate swaps, swaptions, and futures, contributed to performance as interest rates in the U.K. and Japan rose. Modest long exposure to local rates in select emerging markets, partially facilitated through interest rate swaps, detracted from performance. Finally, developed market currency strategies, employed in part using currency forwards, detracted from performance, particularly tactical holdings of the Japanese yen and Norwegian krone.

The Portfolio ended the period underweight duration overall but had a preference for U.S. duration against rate exposure in other developed regions, including the U.K. and Japan. The Portfolio had a curve steepening bias, remaining underweight in the very long end of the yield curve. The Portfolio continued to have more diversified credit exposures in sectors beyond investment grade corporates and was focused on security selection over generic beta exposure. The Portfolio continued to have a bias toward liquid and high-quality corporate credit, remaining underweight overall. The Portfolio was actively seeking compelling name and sector exposure given market volatility. Diversified spread exposure remained appealing. The Portfolio continued to favor non-Agency MBS given the inherent fundamental strength and de-leveraging nature of the asset. The Portfolio remained tactical in currency exposures, mainly modest shorts in select developed and emerging market currencies against the U.S. dollar.

BHFTI-1

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Managed By Pacific Investment Management Company LLC

Portfolio Manager Commentary*—(Continued)

Derivatives were used in the Portfolio to attain certain exposures in a liquid and cost-effective manner. All derivatives performed as expected during the period.

Scott A. Mather

Mark Kiesel

Mohit Mittal

Portfolio Managers

Pacific Investment Management Company LLC

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities.

BHFTI-2

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

A $10,000 INVESTMENT COMPARED TO THE BLOOMBERG U.S. AGGREGATE BOND INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2022

	6 Month	1 Year	5 Year	10 Year
PIMCO Total Return Portfolio
Class A	-11.50	-11.50	1.01	1.82
Class B	-11.57	-11.73	0.76	1.56
Class E	-11.59	-11.66	0.85	1.66
Bloomberg U.S. Aggregate Bond Index	-10.35	-10.29	0.88	1.54

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2022

Top Sectors

% of Net Assets
U.S. Treasury & Government Agencies	49.3
Corporate Bonds & Notes	32.5
Asset-Backed Securities	16.2
Mortgage-Backed Securities	16.0
Foreign Government	4.1
Preferred Stocks	1.0
Municipals	0.6
Floating Rate Loans	0.3

BHFTI-3

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2022 through June 30, 2022.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

PIMCO Total Return Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period** January 1, 2022 to June 30, 2022
Class A (a)	Actual	0.47%	$1,000.00	$885.00	$2.20
	Hypothetical*	0.47%	$1,000.00	$1,022.46	$2.36

Class B (a)	Actual	0.72%	$1,000.00	$884.30	$3.36
	Hypothetical*	0.72%	$1,000.00	$1,021.22	$3.61

Class E (a)	Actual	0.62%	$1,000.00	$884.10	$2.90
	Hypothetical*	0.62%	$1,000.00	$1,021.72	$3.11

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 6 of the Notes to Financial Statements.

BHFTI-4

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—49.3% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—29.9%
Fannie Mae 10 Yr. Pool
3.500%, 02/01/24	62,720	$62,815
3.500%, 10/01/24	111,408	111,546
3.500%, 11/01/24	50,298	50,360
3.500%, 02/01/25	196,153	196,381
3.500%, 03/01/29	220,776	219,672
Fannie Mae 15 Yr. Pool
3.000%, 09/01/28	197,166	193,622
3.000%, 06/01/30	5,799,050	5,780,038
3.500%, 04/01/25	19,526	19,449
3.500%, 10/01/26	51,703	51,634
3.500%, 12/01/26	140,980	140,740
3.500%, 04/01/27	81,146	80,797
3.500%, 12/01/28	291,364	290,264
3.500%, 07/01/29	29,500	29,352
3.500%, 12/01/31	101,572	101,343
3.500%, 05/01/32	221,444	221,689
3.500%, 06/01/32	372,362	371,860
3.500%, 05/01/33	191,721	191,933
3.500%, 06/01/33	249,582	249,858
3.500%, 08/01/33	160,991	161,044
3.500%, 09/01/33	616,088	616,358
3.500%, 10/01/33	357,135	357,247
3.500%, 05/01/34	7,257,856	7,254,758
3.500%, 07/01/34	320,991	320,747
3.500%, 09/01/34	752,652	752,329
3.500%, 02/01/35	43,967	43,843
3.500%, 03/01/35	99,685	99,456
3.500%, 05/01/35	3,974,401	3,967,974
4.000%, 05/01/24	124,728	126,070
4.000%, 06/01/24	131,619	133,036
4.000%, 02/01/25	58,141	58,766
4.000%, 06/01/25	25,674	25,951
4.000%, 08/01/25	9,889	9,996
4.000%, 12/01/25	17,381	17,568
4.000%, 02/01/26	23,540	23,793
4.000%, 03/01/26	4,726	4,779
4.000%, 06/01/26	6,927	7,002
4.000%, 11/01/33	47,615	48,286
4.500%, 05/01/23	1,238	1,266
4.500%, 06/01/23	74	75
4.500%, 04/01/24	2,060	2,106
4.500%, 05/01/24	15,715	16,068
4.500%, 08/01/24	1,906	1,949
4.500%, 10/01/24	32,062	32,781
4.500%, 11/01/24	5,363	5,483
4.500%, 02/01/25	44,495	45,500
4.500%, 03/01/25	35,127	35,914
4.500%, 04/01/25	26,382	26,973
4.500%, 05/01/25	67,430	68,943
4.500%, 06/01/25	5,796	5,926
4.500%, 07/01/25	422,346	431,813
4.500%, 08/01/25	6,354	6,496
4.500%, 09/01/25	19,417	19,852
4.500%, 11/01/25	25,947	26,532
4.500%, 04/01/26	1,611	1,647

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 15 Yr. Pool
4.500%, 01/01/27	3,441	3,519
5.500%, 07/01/22	89	89
5.500%, 10/01/22	469	469
5.500%, 11/01/22	73	73
5.500%, 12/01/22	1,853	1,855
5.500%, 02/01/23	3,504	3,513
5.500%, 03/01/23	155	155
5.500%, 07/01/23	839	843
5.500%, 08/01/23	788	791
5.500%, 10/01/23	991	996
5.500%, 12/01/23	56	57
5.500%, 01/01/24	427	429
5.500%, 03/01/24	1,255	1,262
5.500%, 09/01/24	2,098	2,103
5.500%, 01/01/25	32,792	33,098
5.500%, 05/01/25	716	719
Fannie Mae 20 Yr. Pool
3.500%, 04/01/40	370,354	362,155
3.500%, 05/01/40	4,746,164	4,640,934
4.000%, 04/01/29	15,733	15,997
4.000%, 05/01/29	46,403	47,180
4.000%, 03/01/30	27,119	27,573
4.000%, 05/01/30	42,937	43,659
4.000%, 08/01/30	35,643	36,243
4.000%, 09/01/30	30,231	30,738
4.000%, 10/01/30	1,063	1,081
4.000%, 11/01/30	132,235	134,459
4.000%, 12/01/30	17,681	17,979
4.000%, 06/01/31	2,738	2,776
4.000%, 09/01/31	61,641	62,680
4.000%, 11/01/31	3,268	3,323
4.500%, 01/01/25	1,063	1,069
4.500%, 04/01/31	11,257	11,452
5.500%, 06/01/27	3,525	3,641
5.500%, 12/01/27	24,651	25,612
5.500%, 03/01/28	12,448	12,856
5.500%, 04/01/28	32,072	33,122
5.500%, 05/01/28	14,910	15,398
5.500%, 10/01/28	6,202	6,416
5.500%, 12/01/28	1,818	1,878
5.500%, 01/01/29	26,629	27,548
5.500%, 07/01/29	32,883	33,959
5.500%, 10/01/29	84,431	87,270
5.500%, 04/01/30	10,178	10,513
6.000%, 06/01/26	2,045	2,149
6.000%, 07/01/26	17,208	18,072
6.000%, 08/01/26	3,087	3,242
6.000%, 12/01/26	3,103	3,260
6.000%, 10/01/28	11,360	11,938
Fannie Mae 30 Yr. Pool
3.000%, 08/01/49	2,556,675	2,388,536
4.000%, 05/01/34	60,592	60,842
4.000%, 05/01/35	23,854	24,124
4.000%, 01/01/41	25,591	25,884
4.000%, 12/01/43	232,812	235,453

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.500%, 04/01/39	14,173	$14,628
4.500%, 05/01/39	26,713	27,569
4.500%, 12/01/39	4,661	4,773
4.500%, 05/01/40	10,006	10,327
4.500%, 09/01/40	12,422	12,820
4.500%, 12/01/40	33,456	34,333
4.500%, 02/01/41	27,214	27,576
4.500%, 07/01/41	6,240	6,294
4.500%, 09/01/41	159,063	161,226
4.500%, 03/01/42	27,798	28,486
4.500%, 07/01/42	95,135	95,611
5.000%, 03/01/32	782	799
5.000%, 04/01/33	38,887	39,729
5.000%, 07/01/33	45,391	47,687
5.000%, 08/01/33	912	958
5.000%, 09/01/33	807	848
5.000%, 10/01/33	7,873	8,276
5.000%, 11/01/33	148	151
5.000%, 01/01/34	16,740	17,102
5.000%, 04/01/34	56,849	59,575
5.000%, 06/01/34	1,337	1,368
5.000%, 12/01/34	13,455	13,752
5.000%, 01/01/35	16,245	16,602
5.000%, 04/01/35	18	18
5.000%, 07/01/35	21,192	21,652
5.000%, 01/01/38	55,294	58,255
5.000%, 04/01/39	9,611	10,117
5.000%, 10/01/39	1,691	1,738
5.000%, 11/01/39	7,968	8,376
5.000%, 06/01/40	10,445	10,673
5.000%, 11/01/42	38,328	39,165
5.500%, 12/01/28	5,623	5,842
5.500%, 06/01/33	21,432	22,906
5.500%, 07/01/33	4,834	5,178
5.500%, 09/01/33	105,635	110,888
5.500%, 11/01/33	97,861	101,712
5.500%, 12/01/33	511	534
5.500%, 04/01/34	891	954
5.500%, 07/01/34	7,012	7,292
5.500%, 08/01/34	157,145	167,802
5.500%, 09/01/34	1,718	1,841
5.500%, 11/01/34	127,969	137,111
5.500%, 12/01/34	309,242	331,371
5.500%, 01/01/35	109,461	117,295
5.500%, 02/01/35	142,614	152,740
5.500%, 03/01/35	250,101	267,816
5.500%, 04/01/35	27,622	28,713
5.500%, 05/01/35	54,217	58,119
5.500%, 06/01/35	83,811	89,757
5.500%, 08/01/35	69,203	73,349
5.500%, 09/01/35	809,453	867,374
5.500%, 10/01/35	68,434	73,371
5.500%, 12/01/35	406,191	435,327
5.500%, 01/01/36	96,616	103,609
5.500%, 03/01/36	93,991	100,825

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
5.500%, 05/01/36	751	805
5.500%, 07/01/36	402,884	431,855
5.500%, 09/01/36	48,169	51,619
5.500%, 11/01/36	28,278	30,292
5.500%, 12/01/36	1,260	1,309
5.500%, 02/01/37	542	577
5.500%, 05/01/37	8,110	8,590
5.500%, 08/01/37	356,083	382,074
5.500%, 01/01/38	3,034	3,258
5.500%, 02/01/38	91,671	98,401
5.500%, 03/01/38	465,920	500,305
5.500%, 05/01/38	760,505	816,965
5.500%, 06/01/38	26,966	28,912
5.500%, 09/01/38	19,372	20,153
5.500%, 10/01/38	270,616	290,468
5.500%, 11/01/38	66,263	71,176
5.500%, 01/01/39	19,675	21,136
5.500%, 07/01/39	5,825	6,057
5.500%, 11/01/39	824,667	885,672
5.500%, 02/01/40	139,010	148,557
5.500%, 06/01/40	52,691	54,772
5.500%, 09/01/40	116,792	125,450
5.500%, 07/01/41	1,390,162	1,492,800
5.500%, 02/01/49	106,463	110,861
6.000%, 12/01/28	8,665	9,104
6.000%, 01/01/29	6,068	6,389
6.000%, 02/01/29	49	51
6.000%, 04/01/29	972	1,040
6.000%, 06/01/29	1,332	1,420
6.000%, 11/01/32	35,160	37,003
6.000%, 12/01/32	65,769	70,226
6.000%, 03/01/33	6,562	7,149
6.000%, 05/01/33	6,760	7,365
6.000%, 07/01/33	7,008	7,644
6.000%, 01/01/34	361	384
6.000%, 09/01/34	4,318	4,539
6.000%, 11/01/34	3,553	3,740
6.000%, 04/01/35	303,087	330,262
6.000%, 05/01/35	7,071	7,580
6.000%, 06/01/35	474	499
6.000%, 07/01/35	14,834	15,666
6.000%, 09/01/35	3,262	3,572
6.000%, 11/01/35	123,215	129,544
6.000%, 12/01/35	9,203	9,801
6.000%, 04/01/36	1,259	1,330
6.000%, 05/01/36	25,612	27,613
6.000%, 06/01/36	1,241	1,306
6.000%, 07/01/36	4,065	4,273
6.000%, 08/01/36	643,902	705,650
6.000%, 09/01/36	75,331	81,592
6.000%, 10/01/36	32,411	34,144
6.000%, 11/01/36	13,277	14,268
6.000%, 12/01/36	7,586	7,976
6.000%, 01/01/37	67,811	72,669
6.000%, 02/01/37	166,560	182,534

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
6.000%, 04/01/37	35,611	$38,121
6.000%, 05/01/37	19,285	20,287
6.000%, 07/01/37	10,251	11,227
6.000%, 08/01/37	9,849	10,785
6.000%, 11/01/37	18,370	19,932
6.000%, 02/01/38	200,375	219,394
6.000%, 03/01/38	3,928	4,177
6.000%, 08/01/38	7,408	7,874
6.000%, 09/01/38	314,936	343,663
6.000%, 10/01/38	26,020	28,522
6.000%, 11/01/38	7,349	7,728
6.000%, 01/01/39	28,525	31,267
6.000%, 04/01/39	177,669	194,751
6.000%, 07/01/39	36,851	40,391
6.000%, 08/01/39	148,001	158,441
6.000%, 05/01/49	1,026,260	1,090,618
8.000%, 10/01/25	191	197
Fannie Mae ARM Pool
1.511%, 12M LIBOR + 1.261%, 12/01/34 (a)	269,342	273,235
1.524%, 12M MTA + 1.200%, 08/01/41 (a)	58,987	59,346
1.524%, 12M MTA + 1.200%, 07/01/42 (a)	124,486	126,317
1.524%, 12M MTA + 1.200%, 08/01/42 (a)	132,523	134,571
1.524%, 12M MTA + 1.200%, 10/01/44 (a)	115,410	117,454
1.557%, 12M LIBOR + 1.326%, 12/01/34 (a)	136,538	138,463
1.574%, 12M MTA + 1.250%, 09/01/41 (a)	321,003	325,196
1.596%, 12M LIBOR + 1.346%, 11/01/34 (a)	2,557	2,535
1.704%, 6M LIBOR + 1.373%, 09/01/35 (a)	275,220	272,339
1.825%, 12M LIBOR + 1.575%, 10/01/34 (a)	4,907	4,874
1.855%, 6M LIBOR + 1.605%, 08/01/36 (a)	14,968	14,962
1.882%, 12M LIBOR + 1.517%, 01/01/35 (a)	20,829	21,100
1.891%, 12M LIBOR + 1.631%, 01/01/35 (a)	5,497	5,500
1.920%, 12M LIBOR + 1.670%, 11/01/34 (a)	22,436	22,952
1.931%, 12M LIBOR + 1.681%, 12/01/34 (a)	11,424	11,647
1.933%, 12M LIBOR + 1.558%, 01/01/35 (a)	13,828	14,034
1.964%, 12M LIBOR + 1.599%, 01/01/35 (a)	15,691	15,962
1.964%, 12M LIBOR + 1.636%, 02/01/35 (a)	10,069	10,241
2.000%, 12M LIBOR + 1.750%, 08/01/35 (a)	133,377	138,014
2.004%, 6M LIBOR + 1.412%, 06/01/33 (a)	7,246	7,321
2.025%, 1Y H15 + 1.900%, 02/01/31 (a)	95,465	94,673
2.058%, 12M LIBOR + 1.359%, 03/01/35 (a)	11,711	11,808
2.060%, 12M LIBOR + 1.810%, 09/01/34 (a)	233,358	239,694
2.135%, 12M LIBOR + 1.885%, 11/01/32 (a)	19,636	19,437
2.137%, 12M MTA + 1.806%, 11/01/35 (a)	71,633	74,296
2.143%, 1Y H15 + 2.095%, 10/01/35 (a)	46,502	46,409
2.153%, 1Y H15 + 2.153%, 07/01/32 (a)	13,275	13,254
2.197%, 6M LIBOR + 1.507%, 01/01/35 (a)	45,306	46,292
2.223%, 1Y H15 + 2.223%, 08/01/35 (a)	73,673	76,005
2.257%, 1Y H15 + 2.160%, 11/01/35 (a)	104,074	107,656
2.273%, 12M LIBOR + 1.689%, 09/01/32 (a)	48,601	48,431
2.286%, 1Y H15 + 2.066%, 10/01/28 (a)	47,096	46,897
2.318%, 12M LIBOR + 1.618%, 03/01/33 (a)	1,430	1,424
2.329%, 1Y H15 + 2.195%, 02/01/35 (a)	21,690	22,315
2.430%, 1Y H15 + 2.360%, 11/01/34 (a)	535,902	555,906
2.506%, 1Y H15 + 2.215%, 09/01/31 (a)	17,857	17,776
2.550%, 12M LIBOR + 1.810%, 04/01/35 (a)	26,989	27,636

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae ARM Pool
2.553%, 1Y H15 + 2.310%, 04/01/34 (a)	2,027	2,096
2.599%, 12M LIBOR + 1.603%, 05/01/35 (a)	17,639	17,989
2.663%, 6M LIBOR + 1.538%, 01/01/36 (a)	5,286	5,243
2.792%, 1Y H15 + 2.176%, 07/01/33 (a)	5,653	5,789
3.285%, 1Y H15 + 2.313%, 05/01/35 (a)	103,797	107,720
3.410%, 12M LIBOR + 1.660%, 05/01/34 (a)	224,056	222,636
3.965%, ECOFC + 1.928%, 12/01/36 (a)	29,117	29,661
5.019%, ECOFC + 1.735%, 09/01/34 (a)	5,178	5,464
Fannie Mae REMICS (CMO)
1.995%, 1M LIBOR + 0.400%, 09/18/31 (a)	58,599	58,662
2.084%, 05/25/35 (a)	263,560	269,687
2.524%, 1M LIBOR + 0.900%, 04/25/32 (a)	21,036	21,252
Fannie Mae-Aces 2.358%, 01/25/31 (a)(b)	20,850,081	2,437,748
Freddie Mac 10 Yr. Pool 3.500%, 10/01/23	3,972	3,978
Freddie Mac 15 Yr. Pool
3.500%, 12/01/26	38,161	38,005
3.500%, 05/01/32	105,217	105,333
3.500%, 07/01/33	249,225	249,501
3.500%, 08/01/33	7,405	7,413
3.500%, 09/01/33	318,637	318,359
3.500%, 11/01/33	678,302	677,086
3.500%, 01/01/34	73,038	73,119
3.500%, 02/01/34	119,914	119,973
3.500%, 04/01/34	1,184,066	1,183,562
3.500%, 05/01/34	483,131	482,925
3.500%, 10/01/34	98,786	98,653
3.500%, 11/01/34	44,911	44,892
3.500%, 03/01/35	152,699	152,305
4.000%, 11/01/33	744,803	752,816
Freddie Mac 20 Yr. Gold Pool
4.000%, 06/01/30	32,176	32,748
4.000%, 09/01/30	132,154	134,502
4.000%, 10/01/30	7,558	7,693
5.500%, 12/01/22	14	15
5.500%, 03/01/23	5,740	5,933
5.500%, 06/01/26	511	529
5.500%, 08/01/26	253	261
5.500%, 06/01/27	11,144	11,518
5.500%, 12/01/27	15,171	15,681
5.500%, 01/01/28	10,962	11,330
5.500%, 02/01/28	2,355	2,435
5.500%, 05/01/28	28,465	29,608
5.500%, 06/01/28	44,062	45,546
6.000%, 10/01/22	6,102	6,396
6.000%, 04/01/23	1,332	1,396
Freddie Mac 20 Yr. Pool 6.000%, 09/01/29	901,021	946,102
Freddie Mac 30 Yr. Gold Pool
4.000%, 12/01/40	151,571	153,295
4.500%, 04/01/34	7,352	7,567
4.500%, 06/01/35	24,654	25,383
4.500%, 04/01/41	48,516	50,004
5.500%, 01/01/33	525	560

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
5.500%, 05/01/33	631	$669
5.500%, 08/01/33	801	844
5.500%, 10/01/33	1,566	1,636
5.500%, 01/01/34	929	996
5.500%, 09/01/34	14,558	15,415
5.500%, 01/01/35	12,817	13,749
5.500%, 07/01/35	788	845
5.500%, 10/01/35	8,956	9,317
5.500%, 11/01/35	30,628	31,956
5.500%, 12/01/35	20,006	21,469
5.500%, 01/01/36	12,877	13,829
5.500%, 02/01/36	13,598	14,147
5.500%, 04/01/36	7,490	7,938
5.500%, 06/01/36	614,203	659,055
5.500%, 07/01/36	12,826	13,783
5.500%, 08/01/36	22,296	23,208
5.500%, 10/01/36	4,728	5,039
5.500%, 12/01/36	90,659	97,461
5.500%, 02/01/37	6,912	7,229
5.500%, 03/01/37	5,864	6,247
5.500%, 04/01/37	26,551	27,762
5.500%, 06/01/37	38,380	40,726
5.500%, 07/01/37	74,349	79,492
5.500%, 08/01/37	31,305	33,649
5.500%, 09/01/37	5,167	5,555
5.500%, 10/01/37	4,007	4,306
5.500%, 11/01/37	92,100	99,001
5.500%, 12/01/37	5,109	5,411
5.500%, 01/01/38	30,165	32,401
5.500%, 02/01/38	75,759	81,437
5.500%, 03/01/38	34,985	37,333
5.500%, 04/01/38	67,620	72,217
5.500%, 05/01/38	39,321	42,266
5.500%, 06/01/38	120,988	130,036
5.500%, 07/01/38	150,959	161,919
5.500%, 08/01/38	400,385	428,586
5.500%, 09/01/38	108,204	116,256
5.500%, 10/01/38	3,240,662	3,479,019
5.500%, 11/01/38	1,469,516	1,579,586
5.500%, 12/01/38	5,224	5,435
5.500%, 01/01/39	271,876	292,194
5.500%, 02/01/39	55,471	58,386
5.500%, 03/01/39	29,025	31,194
5.500%, 06/01/39	947,656	1,018,470
5.500%, 09/01/39	27,531	29,501
5.500%, 02/01/40	31,637	33,994
5.500%, 03/01/40	5,215	5,606
5.500%, 05/01/40	1,022	1,098
5.500%, 08/01/40	31,534	33,837
Freddie Mac ARM Non-Gold Pool
1.618%, 12M LIBOR + 1.345%, 09/01/35 (a)	59,200	60,009
1.942%, 12M LIBOR + 1.677%, 01/01/35 (a)	6,423	6,452
2.038%, 12M LIBOR + 1.678%, 02/01/35 (a)	8,566	8,692
2.049%, 12M LIBOR + 1.625%, 02/01/35 (a)	14,264	14,434
2.055%, 12M LIBOR + 1.621%, 02/01/35 (a)	4,651	4,656

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac ARM Non-Gold Pool
2.139%, 12M LIBOR + 1.889%, 11/01/34 (a)	10,170	10,479
2.150%, 12M LIBOR + 1.900%, 11/01/34 (a)	10,156	10,319
2.211%, 12M LIBOR + 1.961%, 08/01/32 (a)	32,465	32,170
2.211%, 1Y H15 + 2.107%, 10/01/34 (a)	13,425	13,804
2.226%, 12M LIBOR + 1.901%, 02/01/35 (a)	12,782	13,047
2.237%, 1Y H15 + 2.108%, 02/01/35 (a)	17,525	17,912
2.335%, 1Y H15 + 2.229%, 09/01/35 (a)	72,642	74,473
2.339%, 1Y H15 + 2.250%, 11/01/31 (a)	5,135	5,079
2.370%, 1Y H15 + 2.250%, 01/01/35 (a)	46,819	48,085
2.375%, 1Y H15 + 2.250%, 11/01/34 (a)	25,917	26,692
2.478%, 1Y H15 + 2.250%, 02/01/35 (a)	18,713	19,210
2.530%, 1Y H15 + 2.479%, 01/01/29 (a)	83,510	83,297
2.613%, 1Y H15 + 2.250%, 06/01/35 (a)	208,805	215,155
2.614%, 1Y H15 + 2.250%, 08/01/35 (a)	77,027	79,291
Freddie Mac Multifamily Structured Pass-Through Certificates 1.285%, 08/25/22 (a)(b)	28,759,601	866
Freddie Mac REMICS (CMO)
1.574%, 1M LIBOR + 0.250%, 07/15/34 (a)	10,372	10,315
2.125%, PRIME - 1.375%, 11/15/23 (a)	22,690	22,457
3.500%, 01/15/42	9,051,703	8,664,101
6.500%, 01/15/24	1,767	1,802
Freddie Mac Structured Pass-Through Certificates (CMO)
1.524%, 12M MTA + 1.200%, 02/25/45 (a)	32,288	32,919
1.676%, 12M MTA + 1.200%, 10/25/44 (a)	364,296	374,311
1.876%, 12M MTA + 1.400%, 07/25/44 (a)	1,721,445	1,789,450
Ginnie Mae I 30 Yr. Pool
3.000%, 11/15/49	2,401,290	2,268,084
4.000%, 03/15/52	7,949,306	8,056,396
4.000%, TBA (c)	3,050,000	3,060,663
5.000%, 10/15/33	2,493	2,582
5.000%, 12/15/33	10,948	11,342
5.000%, 05/15/34	3,335	3,527
5.000%, 07/15/34	556	577
5.000%, 11/15/35	1,443	1,496
5.000%, 03/15/36	864	907
5.000%, 10/15/38	236,023	250,122
5.000%, 02/15/39	36,483	38,579
5.000%, 03/15/39	66,383	70,311
5.000%, 04/15/39	349,674	369,755
5.000%, 05/15/39	1,079,910	1,140,157
5.000%, 06/15/39	290,249	305,355
5.000%, 09/15/39	148,702	157,560
5.000%, 05/15/40	10,916	11,538
5.000%, 09/15/40	121,130	128,148
5.000%, 12/15/40	9,199	9,746
5.000%, 09/15/47	18,238	18,899
5.000%, 03/15/48	1,809,876	1,874,397
5.000%, 04/15/48	1,880,990	1,948,423
5.000%, 01/15/49	2,712,336	2,894,259
5.000%, 05/15/49	294,815	316,006
5.000%, 06/15/50	562,998	585,941
5.000%, 04/15/52	7,240,309	7,502,610
7.000%, 10/15/23	183	183
7.500%, 01/15/26	760	767

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
4.500%, 12/20/49	13,562	$13,801
5.000%, 06/20/49	73,368	75,549
5.000%, 07/20/49	154,568	159,410
Ginnie Mae II ARM Pool
1.625%, 1Y H15 + 1.500%, 08/20/27 (a)	8,792	8,709
1.625%, 1Y H15 + 1.500%, 09/20/27 (a)	35,799	35,381
1.625%, 1Y H15 + 1.500%, 07/20/29 (a)	3,049	3,016
1.625%, 1Y H15 + 1.500%, 08/20/29 (a)	3,123	3,089
1.625%, 1Y H15 + 1.500%, 09/20/29 (a)	3,883	3,834
1.625%, 1Y H15 + 1.500%, 08/20/31 (a)	821	813
1.625%, 1Y H15 + 1.500%, 09/20/33 (a)	18,960	18,817
1.750%, 1Y H15 + 1.500%, 11/20/27 (a)	3,905	3,850
1.750%, 1Y H15 + 1.500%, 10/20/28 (a)	313	309
1.750%, 1Y H15 + 1.500%, 10/20/29 (a)	2,030	2,004
1.750%, 1Y H15 + 1.500%, 11/20/30 (a)	7,146	7,039
1.875%, 1Y H15 + 1.500%, 05/20/26 (a)	3,002	2,995
1.875%, 1Y H15 + 1.500%, 06/20/27 (a)	1,501	1,502
1.875%, 1Y H15 + 1.500%, 05/20/28 (a)	1,925	1,928
1.875%, 1Y H15 + 1.500%, 05/20/29 (a)	2,917	2,934
1.875%, 1Y H15 + 1.500%, 06/20/30 (a)	3,414	3,409
1.875%, 1Y H15 + 1.500%, 04/20/31 (a)	3,088	3,128
1.875%, 1Y H15 + 1.500%, 04/20/32 (a)	2,368	2,377
1.875%, 1Y H15 + 1.500%, 05/20/32 (a)	4,533	4,542
2.000%, 1Y H15 + 1.500%, 04/20/30 (a)	4,469	4,460
2.000%, 1Y H15 + 1.500%, 05/20/30 (a)	10,282	10,285
2.250%, 1Y H15 + 2.000%, 10/20/31 (a)	3,957	3,894
2.500%, 1Y H15 + 1.500%, 11/20/26 (a)	2,714	2,694
2.500%, 1Y H15 + 1.500%, 10/20/30 (a)	1,920	1,903
2.625%, 1Y H15 + 1.500%, 01/20/23 (a)	512	512
2.625%, 1Y H15 + 1.500%, 02/20/26 (a)	2,379	2,387
2.625%, 1Y H15 + 1.500%, 01/20/27 (a)	1,321	1,313
2.625%, 1Y H15 + 1.500%, 02/20/28 (a)	2,698	2,675
2.625%, 1Y H15 + 1.500%, 03/20/28 (a)	4,392	4,393
2.625%, 1Y H15 + 1.500%, 01/20/30 (a)	10,831	10,918
2.625%, 1Y H15 + 1.500%, 03/20/32 (a)	148	149
2.625%, 1Y H15 + 1.500%, 03/20/33 (a)	1,431	1,443
Government National Mortgage Association (CMO)
1.032%, 12M LIBOR + 0.800%, 09/20/67 (a)	5,811,574	5,815,816
1.143%, 1M LIBOR + 0.340%, 12/20/62 (a)	103,861	102,892
1.403%, 1M LIBOR + 0.600%, 08/20/65 (a)	2,127,959	2,112,247
1.403%, 1M LIBOR + 0.600%, 10/20/65 (a)	4,381,365	4,354,864
1.453%, 1M LIBOR + 0.650%, 06/20/66 (a)	3,183,238	3,169,386
1.653%, 1M LIBOR + 0.850%, 09/20/66 (a)	5,253,616	5,244,562
1.803%, 1M LIBOR + 1.000%, 12/20/65 (a)	14,996,421	14,977,444
1.803%, 1M LIBOR + 1.000%, 01/20/67 (a)	6,899,274	6,905,101
3.394%, 09/20/66 (a)	7,672,843	7,865,136
Uniform Mortgage-Backed Securities 15 Yr. Pool 4.500%, TBA (c)	100,000	102,072
Uniform Mortgage-Backed Securities 30 Yr. Pool
3.000%, TBA (c)	700,200,000	651,381,587
3.500%, TBA (c)	350,812,000	337,043,515
4.000%, TBA (c)	144,000,000	141,730,312
5.500%, TBA (c)	400,000	415,375

		1,290,632,068

U.S. Treasury—19.4%
U.S. Treasury Bonds
1.375%, 11/15/40	62,400,000	44,940,187
1.375%, 08/15/50	96,600,000	63,586,196
1.625%, 11/15/50	43,500,000	30,594,434
1.875%, 02/15/41	16,900,000	13,253,957
2.000%, 02/15/50	9,600,000	7,439,250
2.750%, 08/15/42	39,000,000	34,991,836
2.750%, 11/15/42	19,800,000	17,729,508
2.875%, 05/15/43	83,700,000	76,323,938
2.875%, 08/15/45	17,200,000	15,625,125
3.125%, 02/15/42	15,800,000	15,132,820
3.125%, 08/15/44	116,300,000	110,157,906
3.375%, 05/15/44	18,000,000	17,765,859
4.250%, 05/15/39	9,600,000	10,965,375
4.375%, 11/15/39	57,100,000	65,963,883
4.500%, 08/15/39	15,100,000	17,753,117
4.625%, 02/15/40	12,800,000	15,232,000
U.S. Treasury Notes
1.750%, 09/30/22 (d)(e)(f)(g)	20,400,000	20,396,771
1.750%, 06/30/24	38,200,000	37,283,797
1.875%, 07/31/22	18,500,000	18,511,075
1.875%, 08/31/22 (d)(e)(f)(g)	31,200,000	31,215,277
2.000%, 10/31/22 (d)(e)(f)(g)	3,300,000	3,298,553
2.125%, 07/31/24 (d)(f)	24,800,000	24,366,000
2.125%, 09/30/24 (d)(f)	7,900,000	7,752,801
2.250%, 11/15/24	110,600,000	108,724,985
2.250%, 08/15/27 (f)	24,360,000	23,397,970
2.875%, 05/15/32	1,800,000	1,779,750

		834,182,370

Total U.S. Treasury & Government Agencies (Cost $2,255,777,865)		2,124,814,438

Corporate Bonds & Notes—32.5%

Aerospace/Defense—0.7%
Boeing Co. (The)
1.433%, 02/04/24	12,300,000	11,749,320
2.750%, 02/01/26	15,400,000	14,297,838
Spirit AeroSystems, Inc.
3.950%, 06/15/23	4,100,000	3,843,750
4.600%, 06/15/28	1,600,000	1,181,280

		31,072,188

Agriculture—0.5%
Imperial Brands Finance plc
3.125%, 07/26/24 (144A)	9,326,000	9,030,548
3.875%, 07/26/29 (144A)	12,800,000	11,523,086

		20,553,634

Airlines—0.5%
American Airlines Pass-Through Trust 3.700%, 10/01/26	2,821,373	2,442,461
British Airways Pass-Through Trust 4.125%, 09/20/31 (144A) †	1,446,461	1,309,615

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Airlines—(Continued)
U.S. Airways Pass-Through Trust 3.950%, 11/15/25	476,255	$433,347
United Airlines Pass-Through Trust
2.875%, 10/07/28	3,810,606	3,474,815
3.450%, 07/07/28	2,211,412	1,915,952
5.875%, 10/15/27	10,839,573	10,649,766

		20,225,956

Auto Manufacturers—3.2%
Daimler Finance North America LLC 2.550%, 08/15/22 (144A)	16,100,000	16,103,776
Ford Motor Credit Co. LLC
2.366%, 3M LIBOR + 1.080%, 08/03/22 (a)	2,700,000	2,694,297
3.810%, 01/09/24	13,300,000	12,903,623
4.250%, 09/20/22	5,490,000	5,477,977
General Motors Financial Co., Inc.
2.439%, SOFR + 1.200%, 11/17/23 (a)	11,300,000	11,138,993
3.550%, 07/08/22	8,400,000	8,400,048
Hyundai Capital America 2.100%, 09/15/28 (144A)	13,500,000	11,377,164
Nissan Motor Acceptance Co. LLC
1.850%, 09/16/26 (144A)	13,500,000	11,379,091
2.650%, 07/13/22 (144A)	2,219,000	2,218,645
Nissan Motor Co., Ltd.
3.522%, 09/17/25 (144A)	8,100,000	7,663,635
4.345%, 09/17/27 (144A)	5,600,000	5,139,407
4.810%, 09/17/30 (144A)	14,700,000	13,058,468
Volkswagen Bank GmbH
1.875%, 01/31/24 (EUR)	3,400,000	3,539,806
2.500%, 07/31/26 (EUR)	2,000,000	2,029,892
Volkswagen Group of America Finance LLC
2.850%, 09/26/24 (144A)	13,300,000	12,954,757
4.625%, 11/13/25 (144A)	10,900,000	10,889,955

		136,969,534

Banks—8.4%
Banco Espirito Santo S.A.
2.625%, 05/08/17 (EUR)(h)	1,700,000	258,320
4.750%, 01/15/18 (EUR)(h)	3,100,000	471,053
Bank of America Corp.
0.981%, SOFR + 0.910%, 09/25/25 (a)	4,800,000	4,440,917
1.530%, SOFR + 0.650%, 12/06/25 (a)	13,300,000	12,374,921
4.125%, 01/22/24	2,130,000	2,152,731
Barclays Bank plc 7.625%, 11/21/22	366,000	369,597
Barclays plc
2.375%, 1Y GBP Swap + 1.597%, 10/06/23 (GBP) (a)	2,600,000	3,155,834
2.791%, 3M LIBOR + 1.380%, 05/16/24 (a)	100,000	99,964
3.125%, 01/17/24 (GBP)	4,400,000	5,280,600
4.338%, 3M LIBOR + 1.356%, 05/16/24 (a)	700,000	699,627
4.972%, 3M LIBOR + 1.902%, 05/16/29 (a)	2,000,000	1,965,591
BNP Paribas S.A. 4.625%, 5Y H15 + 3.340%, 02/25/31 (144A) (a)	12,500,000	9,224,977
BPCE S.A. 4.000%, 09/12/23 (144A)	17,000,000	16,971,758

Banks—(Continued)
Citigroup, Inc.
1.915%, 3M LIBOR + 0.690%, 10/27/22 (a)	1,800,000	1,797,633
3.070%, SOFR + 1.280%, 02/24/28 (a)	12,000,000	11,132,292
Credit Agricole S.A. 1.247%, SOFR + 0.892%, 01/26/27 (144A) (a)	4,000,000	3,521,219
Credit Suisse Group AG
2.961%, 3M LIBOR + 1.240%, 06/12/24 (144A) (a)	10,400,000	10,415,400
4.207%, 3M LIBOR + 1.240%, 06/12/24 (144A) (a)	15,700,000	15,555,588
7.250%, 5Y USD ICE Swap + 4.332%, 09/12/25 (144A) (a)	5,500,000	4,778,670
Danske Bank A/S 4.298%, 1Y H15 + 1.750%, 04/01/28 (144A) (a)	12,000,000	11,381,285
Deutsche Bank AG
0.962%, 11/08/23	6,600,000	6,323,215
2.222%, SOFR + 2.159%, 09/18/24 (a)	13,200,000	12,726,196
3.300%, 11/16/22	9,500,000	9,497,230
3.547%, SOFR + 3.043%, 09/18/31 (a)	13,000,000	10,882,215
Goldman Sachs Group, Inc. (The)
2.640%, SOFR + 1.114%, 02/24/28 (a)	6,537,000	5,932,830
2.988%, 3M LIBOR + 1.750%, 10/28/27 (a)	7,500,000	7,411,228
3.000%, 03/15/24	12,300,000	12,135,700
3.750%, 05/22/25	1,675,000	1,654,918
ING Groep NV 4.625%, 01/06/26 (144A)	7,900,000	7,882,132
JPMorgan Chase & Co. 1.578%, SOFR + 0.885%, 04/22/27 (a)	13,300,000	11,835,890
Lloyds Bank plc Zero Coupon, 04/02/32 (i)	13,000,000	8,321,269
Mitsubishi UFJ Financial Group, Inc. 1.640%, 1Y H15 + 0.670%, 10/13/27 (a)	10,500,000	9,254,880
Mizuho Financial Group, Inc.
1.979%, SOFR + 1.532%, 09/08/31 (a)	9,800,000	7,756,066
2.201%, SOFR + 1.772%, 07/10/31 (a)	12,400,000	10,060,972
2.226%, 3M LIBOR + 0.830%, 05/25/26 (a)	5,900,000	5,514,278
Morgan Stanley
3.737%, 3M LIBOR + 0.847%, 04/24/24 (a)	9,400,000	9,367,273
4.210%, SOFR + 1.610%, 04/20/28 (a)	5,400,000	5,279,344
Nykredit Realkredit A/S 1.500%, 10/01/53 (DKK)	56,217,747	6,424,190
Santander Holdings U.S.A., Inc. 3.450%, 06/02/25	4,800,000	4,615,730
Societe Generale S.A. 4.250%, 09/14/23 (144A)	8,900,000	8,911,024
Standard Chartered plc 3.971%, 1Y H15 + 1.650%, 03/30/26 (144A) (a)	6,000,000	5,861,578
Sumitomo Mitsui Financial Group, Inc.
1.474%, 07/08/25	6,500,000	5,969,540
1.902%, 09/17/28	9,800,000	8,306,973
UBS AG 7.625%, 08/17/22	3,600,000	3,610,487
UBS Group AG 4.125%, 04/15/26 (144A)	10,200,000	10,038,301
UniCredit S.p.A. 7.830%, 12/04/23 (144A)	29,700,000	30,721,561
Virgin Money UK plc 4.000%, 1Y UKG + 3.750%,, 09/03/27 (GBP) (a)	500,000	580,352

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Wells Fargo & Co.
1.741%, 3M EURIBOR + 1.850%, 05/04/30 (EUR)(a)	2,600,000	$2,419,986
2.393%, SOFR + 2.100%, 06/02/28 (a)	5,400,000	4,835,856
3.000%, 02/19/25	6,000,000	5,863,296
3.908%, SOFR + 1.320%, 04/25/26 (a)	5,500,000	5,409,170

		361,451,657

Beverages—0.2%
Anheuser-Busch InBev Worldwide, Inc. 4.500%, 06/01/50	11,000,000	9,888,735

Biotechnology—0.1%
Royalty Pharma plc 1.200%, 09/02/25	3,000,000	2,674,436

Chemicals—0.2%
International Flavors & Fragrances, Inc. 2.300%, 11/01/30 (144A)	12,800,000	10,519,697

Computers—0.4%
CGI, Inc. 1.450%, 09/14/26	13,500,000	11,921,655
Dell International LLC / EMC Corp. 4.900%, 10/01/26	900,000	900,324
NetApp, Inc. 2.375%, 06/22/27	4,600,000	4,181,335

		17,003,314

Diversified Financial Services—1.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.450%, 10/01/25	3,000,000	2,899,157
Aviation Capital Group LLC 4.125%, 08/01/25 (144A)	10,500,000	9,977,493
Blue Owl Finance LLC 3.125%, 06/10/31 (144A)	13,000,000	10,034,480
Capital One Financial Corp. 4.927%, SOFR + 2.057%, 05/10/28 (a)	11,500,000	11,389,396
Jyske Realkredit A/S 1.500%, 10/01/53 (DKK)	28,893,372	3,264,208
LeasePlan Corp. NV 2.875%, 10/24/24 (144A)	13,100,000	12,543,727
Mitsubishi HC Capital, Inc. 3.960%, 09/19/23 (144A)	5,045,000	5,045,023
Nomura Holdings, Inc. 2.679%, 07/16/30	9,600,000	7,852,183
OneMain Finance Corp. 6.875%, 03/15/25	11,800,000	11,183,568

		74,189,235

Electric—2.8%
Adani Electricity Mumbai, Ltd. 3.949%, 02/12/30 (144A)	4,700,000	3,825,231
AES Corp. (The) 2.450%, 01/15/31	5,000,000	4,021,339

Electric—(Continued)
Duke Energy Progress LLC 2.000%, 08/15/31	13,800,000	11,428,279
Edison International
3.125%, 11/15/22	7,400,000	7,387,604
3.550%, 11/15/24	2,900,000	2,829,228
Evergy, Inc. 2.450%, 09/15/24	13,500,000	12,980,472
FirstEnergy Corp. 4.400%, 07/15/27	1,300,000	1,226,199
Pacific Gas and Electric Co.
3.150%, 01/01/26	10,900,000	9,977,347
3.250%, 02/16/24	12,600,000	12,272,042
3.300%, 12/01/27	1,600,000	1,396,970
3.400%, 08/15/24	4,500,000	4,324,446
3.450%, 07/01/25	3,600,000	3,385,324
3.500%, 06/15/25	2,700,000	2,556,639
4.250%, 08/01/23	3,000,000	2,983,101
4.550%, 07/01/30	5,000,000	4,442,655
5.450%, 06/15/27	5,000,000	4,838,646
ReNew Wind Energy AP2 / ReNew Power Pvt. Ltd. 4.500%, 07/14/28 (144A)	13,100,000	10,253,088
Southern California Edison Co. 1.845%, SOFR + 0.470%, 12/02/22 (a)	14,000,000	13,969,203
WEC Energy Group, Inc.
1.375%, 10/15/27	5,000,000	4,332,598
1.800%, 10/15/30	5,000,000	4,024,443

		122,454,854

Electronics—0.2%
Flex, Ltd.
4.875%, 06/15/29	8,160,000	7,858,587
5.000%, 02/15/23	1,700,000	1,712,774

		9,571,361

Energy-Alternate Sources—0.2%
Azure Power Solar Energy Pvt. Ltd. 5.650%, 12/24/24 (144A)	8,800,000	8,302,800

Engineering & Construction—0.1%
Sydney Airport Finance Co. Pty, Ltd. 3.900%, 03/22/23 (144A)	3,100,000	3,103,548

Gas—0.8%
Atmos Energy Corp. 1.500%, 01/15/31	12,900,000	10,318,669
Boston Gas Co. 3.757%, 03/16/32 (144A)	12,500,000	11,636,220
Southern California Gas Co. 2.950%, 04/15/27	12,500,000	11,832,262

		33,787,151

Healthcare-Services—0.5%
Fresenius Medical Care U.S. Finance III, Inc. 1.875%, 12/01/26 (144A)	12,100,000	10,420,935

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
HCA, Inc.
3.125%, 03/15/27 (144A)	7,300,000	$6,632,242
3.375%, 03/15/29 (144A)	5,200,000	4,573,597

		21,626,774

Home Builders—0.1%
DR Horton, Inc. 4.375%, 09/15/22	4,700,000	4,703,554

Housewares — 0.1%
Newell Brands, Inc. 4.100%, 04/01/23	4,876,000	4,833,335

Insurance — 1.0%
GA Global Funding Trust 1.250%, 12/08/23 (144A)	14,000,000	13,437,088
Hanwha Life Insurance Co., Ltd. 3.379%, 5Y H15 + 1.850%, 02/04/32 (144A) (a)	13,000,000	11,853,983
Reliance Standard Life Global Funding II 3.850%, 09/19/23 (144A)	600,000	599,617
Sitka Holdings LLC 6.750%, 3M LIBOR + 4.500%, 07/06/26 (144A) (a)	14,000,000	13,544,388
Society of Lloyd’s 4.750%, 10/30/24 (GBP)	1,600,000	1,934,460

		41,369,536

Internet—0.3%
Booking Holdings, Inc. 2.750%, 03/15/23	4,600,000	4,589,820
Expedia Group, Inc. 2.950%, 03/15/31	9,500,000	7,556,285

		12,146,105

Lodging—0.5%
Choice Hotels International, Inc. 3.700%, 12/01/29	2,500,000	2,247,965
Hyatt Hotels Corp. 4.850%, 03/15/26	2,700,000	2,689,195
Marriott International, Inc.
3.600%, 04/15/24	2,600,000	2,575,835
4.150%, 12/01/23	10,000,000	10,036,275
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 4.250%, 05/30/23 (144A)	3,800,000	3,648,000

		21,197,270

Media—0.3%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 3.500%, 06/01/41	13,300,000	9,308,677
CSC Holdings LLC 5.375%, 02/01/28 (144A)	3,800,000	3,287,000

		12,595,677

Oil & Gas—0.0%
Rio Oil Finance Trust 9.250%, 07/06/24 (144A)	1,341,433	1,388,384

Packaging & Containers—0.3%
WRKCo, Inc. 4.650%, 03/15/26	14,700,000	14,788,843

Pharmaceuticals—0.6%
AbbVie, Inc.
2.850%, 05/14/23	3,000,000	2,989,500
3.200%, 05/14/26	1,300,000	1,252,262
3.600%, 05/14/25	700,000	688,617
Bayer U.S. Finance LLC 2.839%, 3M LIBOR + 1.010%, 12/15/23 (144A) (a)	6,600,000	6,564,303
CVS Health Corp.
2.125%, 09/15/31	14,000,000	11,355,227
3.750%, 04/01/30	3,900,000	3,647,894
CVS Pass-Through Trust 6.943%, 01/10/30	574,292	611,599

		27,109,402

Pipelines—0.3%
Cheniere Corpus Christi Holdings LLC 5.125%, 06/30/27	9,000,000	9,033,164
Energy Transfer L.P. 5.950%, 12/01/25	1,800,000	1,863,004

		10,896,168

Real Estate—0.2%
Logicor Financing Sarl 1.625%, 07/15/27 (EUR)	4,500,000	4,072,430
Ontario Teachers’ Cadillac Fairview Properties Trust 3.875%, 03/20/27 (144A)	1,700,000	1,655,504
Tesco Property Finance 6 plc 5.411%, 07/13/44 (GBP)	1,013,646	1,246,511

		6,974,445

Real Estate Investment Trusts—5.1%
American Campus Communities Operating Partnership L.P. 3.625%, 11/15/27	2,200,000	2,158,649
American Homes 4 Rent L.P. 4.250%, 02/15/28	1,900,000	1,814,567
American Tower Corp.
3.375%, 05/15/24	12,000,000	11,824,619
3.500%, 01/31/23	1,807,000	1,806,453
Boston Properties L.P. 2.450%, 10/01/33	13,100,000	10,062,243
Brandywine Operating Partnership L.P. 4.100%, 10/01/24	7,500,000	7,428,117
Brixmor Operating Partnership L.P.
3.900%, 03/15/27	6,000,000	5,739,175
4.125%, 06/15/26	5,500,000	5,369,155
Crown Castle International Corp. 2.900%, 03/15/27	12,500,000	11,526,875

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Duke Realty L.P. 2.250%, 01/15/32	13,500,000	$11,243,127
EPR Properties 3.750%, 08/15/29	2,500,000	2,080,764
Equinix, Inc. 1.000%, 09/15/25	2,900,000	2,598,133
Federal Realty Investment Trust 3.500%, 06/01/30	4,900,000	4,446,137
GLP Capital L.P. / GLP Financing II, Inc. 5.250%, 06/01/25	5,000,000	4,903,450
Goodman U.S. Finance Three LLC 3.700%, 03/15/28 (144A)	10,800,000	10,338,028
Hudson Pacific Properties L.P. 4.650%, 04/01/29	2,400,000	2,303,019
Kilroy Realty L.P. 2.650%, 11/15/33	13,300,000	10,295,576
Life Storage L.P. 2.400%, 10/15/31	13,500,000	10,743,735
MPT Operating Partnership L.P. / MPT Finance Corp. 3.692%, 06/05/28 (GBP)	2,000,000	2,105,832
Omega Healthcare Investors, Inc. 4.750%, 01/15/28	8,900,000	8,431,405
Piedmont Operating Partnership L.P. 3.150%, 08/15/30	12,900,000	10,716,908
Public Storage 3.094%, 09/15/27	15,500,000	14,719,324
Realty Income Corp. 3.875%, 04/15/25	10,700,000	10,620,704
SBA Tower Trust 2.328%, 07/15/52 (144A)	13,000,000	11,526,622
Service Properties Trust 4.375%, 02/15/30	7,240,000	4,832,700
Simon Property Group L.P. 2.750%, 06/01/23	12,390,000	12,267,494
Starwood Property Trust, Inc. 4.375%, 01/15/27 (144A)	13,300,000	11,545,198
Sun Communities Operating L.P. 2.700%, 07/15/31	13,200,000	10,637,444
UDR, Inc.
3.500%, 07/01/27	1,900,000	1,811,053
4.400%, 01/26/29	3,400,000	3,355,861
Welltower, Inc. 4.250%, 04/01/26	1,102,000	1,090,052

		220,342,419

Retail—0.2%
7-Eleven, Inc. 1.800%, 02/10/31 (144A)	13,100,000	10,225,450

Savings & Loans—0.1%
Nationwide Building Society 4.363%, 3M LIBOR + 1.392%, 08/01/24 (144A) (a)	5,390,000	5,395,971

Semiconductors—0.9%
Broadcom, Inc.
3.137%, 11/15/35 (144A)	8,769,000	6,659,024
3.187%, 11/15/36 (144A)	10,800,000	8,209,893
3.500%, 02/15/41 (144A)	13,300,000	10,029,792
4.300%, 11/15/32	14,900,000	13,532,769

		38,431,478

Shipbuilding—0.3%
Huntington Ingalls Industries, Inc. 2.043%, 08/16/28	13,800,000	11,770,071

Software—0.6%
Oracle Corp.
3.600%, 04/01/40	6,400,000	4,782,719
3.600%, 04/01/50	10,600,000	7,363,378
VMware, Inc. 1.400%, 08/15/26	13,500,000	11,943,602

		24,089,699

Telecommunications—0.9%
Level 3 Financing, Inc. 3.875%, 11/15/29 (144A)	12,330,000	10,183,319
Sprint Communications, Inc. 6.000%, 11/15/22	1,000,000	1,004,352
Sprint Corp.
7.125%, 06/15/24	1,000,000	1,026,250
7.875%, 09/15/23	2,800,000	2,886,212
T-Mobile USA, Inc. 2.550%, 02/15/31	8,900,000	7,488,855
Verizon Communications, Inc. 2.355%, 03/15/32	22,219,000	18,422,633

		41,011,621

Trucking & Leasing—0.2%
DAE Funding LLC 1.625%, 02/15/24 (144A)	11,200,000	10,571,780

Total Corporate Bonds & Notes (Cost $1,563,023,828)		1,403,236,082

Asset-Backed Securities—16.2%

Asset-Backed - Automobile—0.3%
Flagship Credit Auto Trust 4.030%, 12/15/26 (144A)	11,000,000	10,914,305

Asset-Backed - Credit Card—0.4%
Evergreen Credit Card Trust 1.900%, 09/15/24 (144A)	16,200,000	16,188,853

Asset-Backed - Home Equity—1.3%
Accredited Mortgage Loan Trust 2.204%, 1M LIBOR + 0.290%, 07/25/34 (a)	4,809,533	4,558,572

See accompanying notes to financial statements.

BHFTI-13

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Home Equity—(Continued)
ACE Securities Corp. Home Equity Loan Trust 1.924%, 1M LIBOR + 0.300%, 04/25/36 (a)	2,626,211	$2,534,628
1.924%, 1M LIBOR + 0.300%, 07/25/36 (a)	7,967,599	3,105,608
Asset-Backed Funding Certificates Trust 2.324%, 1M LIBOR + 0.700%, 06/25/34 (a)	1,178,453	1,129,071
2.449%, 1M LIBOR + 0.825%, 07/25/35 (a)	6,579,615	6,361,510
Asset-Backed Securities Corp. Home Equity Loan Trust 1.704%, 1M LIBOR + 0.080%, 05/25/37 (a)	19,371	12,943
Bear Stearns Asset-Backed Securities I Trust 1.874%, 1M LIBOR + 0.250%, 04/25/37 (a)	6,656,197	8,662,501
2.314%, 1M LIBOR + 0.690%, 02/25/36 (a)	997,984	992,902
2.424%, 1M LIBOR + 0.800%, 10/27/32 (a)	9,140	8,908
2.624%, 1M LIBOR + 1.000%, 10/25/37 (a)	230,962	230,272
2.629%, 1M LIBOR + 1.005%, 06/25/35 (a)	4,118,155	4,057,557
Citigroup Mortgage Loan Trust 1.784%, 1M LIBOR + 0.160%, 12/25/36 (144A) (a)	5,995,756	3,404,960
GSAA Home Equity Trust 2.284%, 1M LIBOR + 0.660%, 03/25/35 (a)	104,982	104,761
HSI Asset Securitization Corp. Trust 1.964%, 1M LIBOR + 0.340%, 12/25/36 (a)	8,735,481	2,742,260
IXIS Real Estate Capital Trust 2.569%, 1M LIBOR + 0.945%, 02/25/35 (a)	2,183,942	2,121,133
MASTR Asset-Backed Securities Trust 1.674%, 1M LIBOR + 0.050%, 08/25/36 (a)	4,857,139	1,874,414
1.784%, 1M LIBOR + 0.160%, 08/25/36 (a)	3,144,808	1,228,716
1.794%, 1M LIBOR + 0.170%, 10/25/36 (a)	1,448,875	1,440,845
Merrill Lynch Mortgage Investors Trust 2.124%, 1M LIBOR + 0.500%, 07/25/37 (a)	8,940,537	2,472,464
Morgan Stanley ABS Capital I, Inc. Trust 1.684%, 1M LIBOR + 0.060%, 05/25/37 (a)	104,967	92,219
NovaStar Mortgage Funding Trust 1.824%, 1M LIBOR + 0.200%, 09/25/37 (a)	3,590,540	3,458,270
Option One Mortgage Corp. Asset-Backed Certificates 2.264%, 1M LIBOR + 0.640%, 08/25/33 (a)	8,107	7,851
Option One Mortgage Loan Trust 1.764%, 1M LIBOR + 0.140%, 01/25/37 (a)	4,517,099	3,094,032
Renaissance Home Equity Loan Trust 2.504%, 1M LIBOR + 0.880%, 08/25/33 (a)	67,480	63,236
Residential Asset Securities Corp. Trust 2.044%, 1M LIBOR + 0.280%, 06/25/36 (a)	1,264,758	1,254,533
2.204%, 1M LIBOR + 0.290%, 06/25/33 (a)	549,788	511,219

		55,525,385

Asset-Backed - Other—14.2%
Adagio CLO, Ltd. 0.720%, 3M EURIBOR + 0.720%, 10/15/31 (144A) (EUR) (a)	11,000,000	11,164,185
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 2.404%, 1M LIBOR + 0.780%, 05/25/34 (a)	1,151,627	1,139,835
AMMC CLO, Ltd. 2.018%, 3M LIBOR + 0.980%, 04/14/29 (144A) (a)	8,759,204	8,672,296
Anchorage Capital CLO, Ltd. 2.276%, 3M LIBOR + 1.140%, 07/22/32 (144A) (a)	12,000,000	11,664,180

Asset-Backed - Other—(Continued)
Ares European CLO X DAC 0.780%, 3M EURIBOR + 0.780%, 10/15/31 (144A) (EUR) (a)	11,000,000	11,147,793
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 2.384%, 1M LIBOR + 0.760%, 02/25/36 (a)	3,944,846	3,189,046
Brookside Mill CLO, Ltd. 1.864%, 3M LIBOR + 0.820%, 01/17/28 (144A) (a)	904,945	903,042
BSPDF Issuer, Ltd. 2.524%, 1M LIBOR + 1.200%, 10/15/36 (144A) (a)	12,000,000	11,445,996
Carlyle Global Market Strategies CLO, Ltd. 2.216%, 3M LIBOR + 1.080%, 04/22/32 (144A) (a)	13,500,000	13,106,407
Catamaran CLO, Ltd. 2.236%, 3M LIBOR + 1.100%, 04/22/30 (144A) (a)	15,918,343	15,706,645
CIFC Funding, Ltd. 2.283%, 3M LIBOR + 1.220%, 07/20/30 (144A) (a)	4,800,000	4,742,318
CWABS Asset-Backed Certificates Trust 1.764%, 1M LIBOR + 0.140%, 02/25/37 (a)	2,489,365	2,322,907
1.764%, 1M LIBOR + 0.140%, 07/25/37 (a)	6,623,074	6,097,673
1.764%, 1M LIBOR + 0.140%, 04/25/47 (a)	2,149,743	2,053,563
1.774%, 1M LIBOR + 0.150%, 09/25/46 (a)	1,108,929	1,100,589
1.774%, 1M LIBOR + 0.150%, 06/25/47 (a)	22,388	22,317
1.844%, 1M LIBOR + 0.220%, 09/25/37 (a)	2,629,719	2,697,777
1.924%, 1M LIBOR + 0.150%, 03/25/47 (a)	595,510	583,303
2.674%, 1M LIBOR + 1.050%, 11/25/35 (a)	1,417,287	1,411,404
4.384%, 10/25/46 (a)	899,327	891,332
4.550%, 10/25/32 (a)	2,912,899	2,818,181
Dell Equipment Finance Trust 1.217%, 03/22/23 (144A)	3,561,409	3,553,204
2.110%, 08/23/27 (144A)	6,200,000	6,128,719
Dryden 80 CLO, Ltd. 2.096%, 3M TSFR + 1.250%, 01/17/33 (144A) (a)	1,400,000	1,368,091
First Franklin Mortgage Loan Trust 1.904%, 1M LIBOR + 0.280%, 12/25/36 (a)	4,820,945	2,310,539
1.934%, 1M LIBOR + 0.310%, 10/25/36 (a)	16,312,000	12,979,444
2.344%, 1M LIBOR + 0.720%, 10/25/35 (a)	604,594	602,763
2.554%, 1M LIBOR + 0.930%, 10/25/34 (a)	6,752,721	6,635,226
3.049%, 1M LIBOR + 1.425%, 10/25/34 (a)	2,017,280	1,973,463
Gallatin CLO, Ltd. 2.148%, 3M LIBOR + 1.050%, 01/21/28 (144A) (a)	7,772,135	7,690,543
GoodLeap Sustainable Home Solutions Trust 4.000%, 04/20/49 (144A)	11,265,499	10,651,453
GSAMP Trust 1.794%, 1M LIBOR + 0.170%, 12/25/36 (a)	2,435,105	1,271,365
2.209%, 1M LIBOR + 0.585%, 01/25/36 (a)	3,319,501	3,303,675
2.944%, 1M LIBOR + 1.320%, 12/25/34 (a)	4,578,179	3,801,166
Harvest CLO XX 0.680%, 3M EURIBOR + 0.680%, 10/20/31 (144A) (EUR) (a)	10,900,000	11,020,817
Home Equity Loan Trust 1.854%, 1M LIBOR + 0.230%, 04/25/37 (a)	7,221,192	6,963,930
Home Equity Mortgage Loan Asset-Backed Trust 1.844%, 1M LIBOR + 0.220%, 04/25/37 (a)	2,345,120	1,844,602
JFIN CLO, Ltd. 3.086%, 3M LIBOR + 0.990%, 09/20/29 (144A) (a)	12,316,245	12,092,397

See accompanying notes to financial statements.

BHFTI-14

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
KREF, Ltd. 2.957%, 1M TSFR + 1.450%, 02/17/39 (144A) (a)	12,500,000	$12,084,900
LCM XIII L.P. 1.914%, 3M LIBOR + 0.870%, 07/19/27 (144A) (a)	11,580,094	11,406,092
LCM XXV, Ltd. 1.951%, 3M TSFR + 1.100%, 07/20/30 (144A) (a)	13,000,000	12,596,977
Lehman XS Trust 2.424%, 1M LIBOR + 0.800%, 10/25/35 (a)	351,715	350,723
LoanCore Issuer, Ltd. 2.454%, 1M LIBOR + 1.130%, 05/15/28 (144A) (a)	830,624	826,898
Long Beach Mortgage Loan Trust 1.944%, 1M LIBOR + 0.320%, 05/25/36 (a)	28,456,388	9,560,211
2.144%, 1M LIBOR + 0.520%, 08/25/45 (a)	550,560	530,827
2.404%, 1M LIBOR + 0.780%, 08/25/35 (a)	10,000,000	9,733,336
Madison Park Funding, Ltd. 2.053%, 3M LIBOR + 0.990%, 04/20/32 (144A) (a)	7,300,000	7,110,215
Marathon CLO, Ltd. 2.194%, 3M LIBOR + 1.150%, 04/15/29 (144A) (a)	9,302,735	9,165,818
2.375%, 3M LIBOR + 0.870%, 11/21/27 (144A) (a)	1,170,048	1,165,477
Merrill Lynch First Franklin Mortgage Loan Trust 2.874%, 1M LIBOR + 1.250%, 10/25/37 (a)	10,287,211	9,236,544
MF1, Ltd. 3.148%, 1M TSFR + 1.814%, 11/15/35 (144A) (a)	13,000,000	12,900,762
MidOcean Credit CLO II 2.269%, 3M LIBOR + 1.030%, 01/29/30 (144A) (a)	12,416,835	12,219,891
Morgan Stanley ABS Capital I, Inc. Trust 1.874%, 1M LIBOR + 0.250%, 07/25/36 (a)	2,993,993	2,526,854
1.924%, 1M LIBOR + 0.300%, 06/25/36 (a)	167,881	145,671
2.244%, 1M LIBOR + 0.620%, 12/25/35 (a)	1,275,374	1,248,244
MP CLO VII, Ltd. 1.934%, 3M LIBOR + 0.890%, 10/18/28 (144A) (a)	25,980,248	25,472,776
Neuberger Berman CLO XIV, Ltd. 2.268%, 3M LIBOR + 1.030%, 01/28/30 (144A) (a)	13,157,916	12,990,047
OSD CLO, Ltd. 1.914%, 3M LIBOR + 0.870%, 04/17/31 (144A) (a)	13,500,000	13,166,131
OZLM XVI, Ltd. 2.441%, 3M LIBOR + 1.030%, 05/16/30 (144A) (a)	13,000,000	12,783,628
Palmer Square European Loan Funding DAC 0.780%, 3M EURIBOR + 0.780%, 04/15/31 (144A) (EUR) (a)	10,613,249	10,875,098
Palmer Square Loan Funding, Ltd. 1.844%, 3M LIBOR + 0.800%, 10/15/29 (144A) (a)	12,341,857	12,116,161
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 2.359%, 1M LIBOR + 0.735%, 09/25/35 (a)	5,000,000	4,893,978
2.674%, 1M LIBOR + 1.050%, 10/25/34 (a)	4,236,989	4,155,963
3.424%, 1M LIBOR + 1.800%, 12/25/34 (a)	4,636,570	4,580,199
Saxon Asset Securities Trust 2.024%, 1M LIBOR + 0.400%, 09/25/47 (a)	2,001,854	1,886,011
Sculptor CLO XXV, Ltd. 2.314%, 3M LIBOR + 1.270%, 01/15/31 (144A) (a)	15,050,000	14,776,481
Securitized Asset Backed Receivables LLC Trust 2.124%, 1M LIBOR + 0.500%, 03/25/36 (a)	14,579,713	9,457,474
2.124%, 1M LIBOR + 0.500%, 05/25/36 (a)	7,047,263	4,085,332
Soundview Home Loan Trust 1.734%, 1M LIBOR + 0.110%, 02/25/37 (a)	2,156,843	637,473

Asset-Backed - Other—(Continued)
Specialty Underwriting & Residential Finance Trust 1.894%, 1M LIBOR + 0.270%, 04/25/37 (a)	2,886,558	2,142,741
Starwood Commercial Mortgage Trust 2.129%, SOFR30A + 1.350%, 11/15/38 (144A) (a)	13,000,000	12,528,593
2.528%, 1M TSFR + 1.194%, 07/15/38 (144A) (a)	10,853,593	10,786,800
Stratus CLO, Ltd. 2.013%, 3M LIBOR + 0.950%, 12/29/29 (144A) (a)	13,285,641	13,081,082
Structured Asset Investment Loan Trust 1.774%, 1M LIBOR + 0.150%, 09/25/36 (a)	1,211,371	1,176,402
2.254%, 1M LIBOR + 0.630%, 11/25/35 (a)	5,265,494	5,068,165
Structured Asset Securities Corp. Mortgage Loan Trust 2.524%, 1M LIBOR + 0.900%, 08/25/37 (a)	115,323	114,411
Sunrun Demeter Issuer Trust 2.270%, 01/30/57 (144A)	13,235,143	11,094,176
Symphony CLO XVII, Ltd. 1.924%, 3M LIBOR + 0.880%, 04/15/28 (144A) (a)	1,437,854	1,419,989
Symphony Static CLO I, Ltd. 2.014%, 3M LIBOR + 0.830%, 10/25/29 (144A) (a)	12,808,345	12,600,722
TCI-Symphony CLO, Ltd. 2.041%, 3M LIBOR + 1.020%, 10/13/32 (144A) (a)	13,000,000	12,649,871
TCW CLO, Ltd. 2.154%, 3M LIBOR + 0.970%, 04/25/31 (144A) (a)	13,000,000	12,739,168
Telos CLO, Ltd. 1.994%, 3M LIBOR + 0.950%, 04/17/28 (144A) (a)	490,445	490,182
THL Credit Wind River CLO, Ltd. 2.124%, 3M LIBOR + 1.080%, 04/15/31 (144A) (a)	4,000,000	3,891,200
TICP CLO III-2, Ltd. 1.903%, 3M LIBOR + 0.840%, 04/20/28 (144A) (a)	5,348,535	5,308,089
Toro European CLO 7 DAC 0.810%, 3M EURIBOR + 0.810%, 02/15/34 (144A) (EUR) (a)	15,000,000	15,229,155
U.S. Small Business Administration 6.220%, 12/01/28	611,352	647,905
Venture CLO, Ltd. 1.924%, 3M LIBOR + 0.880%, 04/15/27 (144A) (a)	11,307,653	11,129,558
2.053%, 3M LIBOR + 0.990%, 07/20/30 (144A) (a)	11,600,000	11,394,796
2.113%, 3M LIBOR + 1.050%, 07/20/30 (144A) (a)	13,400,000	13,251,984
Wells Fargo Home Equity Asset-Backed Securities Trust 2.344%, 1M LIBOR + 0.720%, 12/25/35 (a)	4,261,919	4,237,143

		612,740,510

Asset-Backed - Student Loan—0.0%
SoFi Professional Loan Program LLC 3.020%, 02/25/40 (144A)	1,788,563	1,754,112

Total Asset-Backed Securities (Cost $708,279,550)		697,123,165

Mortgage-Backed Securities—16.0%

Collateralized Mortgage Obligations—9.4%
Adjustable Rate Mortgage Trust 2.856%, 11/25/35 (a)	144,579	119,035
Alternative Loan Trust 1.956%, 12M MTA + 1.480%, 01/25/36 (a)	453,659	425,941
2.144%, 1M LIBOR + 0.520%, 06/25/46 (a)	5,073,292	4,460,453

See accompanying notes to financial statements.

BHFTI-15

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
3.376%, 1M LIBOR + 5.000%, 05/25/35 (a)(b)	475,219	$32,039
5.500%, 02/25/36	1,572,147	1,222,196
6.000%, 03/25/35	8,128,800	6,936,361
6.000%, 1M LIBOR + 6.000%,08/25/36 (a)	1,878,006	1,800,600
6.000%, 02/25/37	7,915,665	4,086,766
6.000%, 04/25/37	2,596,946	1,427,750
6.000%, 07/25/37	3,874,539	2,267,505
American Home Mortgage Investment Trust 1.984%, 1M LIBOR + 0.360%, 12/25/46 (a)	10,645,455	9,222,210
4.086%, 6M LIBOR + 2.000%, 02/25/45 (a)	2,106	2,099
Banc of America Alternative Loan Trust 21.906%, 1M LIBOR + 28.400%, 11/25/46 (a)	384,543	385,347
Banc of America Funding Trust 2.736%, 02/20/36 (a)	567,650	547,927
2.966%, 05/25/35 (a)	265,261	259,692
3.461%, 01/20/47 (a)	60,882	57,098
Banc of America Mortgage Trust 6.000%, 05/25/37	5,093,893	4,215,503
Bayview MSR Opportunity Master Fund Trust 3.000%, 11/25/51 (144A) (a)	12,916,792	11,532,370
BCAP LLC Trust 2.044%, 1M LIBOR + 0.420%, 05/25/47 (a)	4,540,225	4,218,727
5.250%, 02/26/36 (144A) (a)	1,904,666	946,510
Bear Stearns Adjustable Rate Mortgage Trust 2.842%, 02/25/33 (a)	3,704	3,170
2.876%, 10/25/35 (a)	617,936	602,134
Bear Stearns ALT-A Trust 2.752%, 05/25/35 (a)	425,907	408,228
2.954%, 11/25/36 (a)	1,415,148	790,774
3.074%, 09/25/35 (a)	410,775	270,473
3.128%, 11/25/36 (a)	1,583,098	1,028,641
3.297%, 05/25/36 (a)	1,212,437	741,618
Bear Stearns Structured Products, Inc. Trust 2.999%, 12/26/46 (a)	375,712	309,278
3.490%, 01/26/36 (a)	435,054	356,176
Chase Mortgage Finance Trust 2.863%, 09/25/36 (a)	997,473	851,934
2.894%, 12/25/35 (a)	378,883	350,308
3.342%, 03/25/37 (a)	580,517	554,544
Chevy Chase Funding LLC Mortgage-Backed Certificate 1.874%, 1M LIBOR + 0.250%, 08/25/35 (144A) (a)	10,853	10,134
CHL Mortgage Pass-Through Trust 2.024%, 1M LIBOR + 0.400%, 04/25/46 (a)	1,286,887	1,152,488
2.264%, 1M LIBOR + 0.640%, 03/25/35 (a)	241,708	220,954
2.939%, 09/20/36 (a)	1,431,668	1,288,858
5.750%, 06/25/37	960,164	560,241
Citicorp Mortgage Securities Trust 6.000%, 05/25/37	745,007	679,504
Citigroup Mortgage Loan Trust 2.190%, 1Y H15 + 2.100%, 09/25/35 (a)	355,500	352,766
2.470%, 1Y H15 + 2.400%, 10/25/35 (a)	571,990	549,056
2.679%, 10/25/46 (a)	578,714	536,526
3.790%, 1Y H15 + 2.150%, 09/25/35 (a)	67,429	66,040
CitiMortgage Alternative Loan Trust 2.274%, 1M LIBOR + 0.650%, 10/25/36 (a)	4,250,578	3,520,630

Collateralized Mortgage Obligations—(Continued)
Countrywide Home Reperforming Loan REMIC Trust 1.964%, 1M LIBOR + 0.340%, 06/25/35 (144A) (a)	710,056	697,301
Credit Suisse First Boston Mortgage Securities Corp. 1.081%, 03/25/32 (144A) (a)	24,680	22,878
6.000%, 11/25/35	763,036	593,317
Credit Suisse Mortgage Trust 1.156%, 10/27/36 (144A) (a)	10,405,883	9,943,855
Downey Savings & Loan Association Mortgage Loan Trust 2.700%, 07/19/44 (a)	195,804	181,711
First Horizon Mortgage Pass-Through Trust 3.214%, 08/25/35 (a)	58,626	39,583
GCAT LLC 2.981%, 09/25/25 (144A) (i)	5,152,495	5,059,565
Gemgarto plc 1.355%, 3M SONIA + 0.590%, 12/16/67 (144A) (GBP) (a)	8,363,336	10,062,148
GreenPoint Mortgage Funding Trust 2.064%, 1M LIBOR + 0.440%, 06/25/45 (a)	24,748	23,014
GS Mortgage-Backed Securities Trust 2.500%, 01/25/52 (144A) (a)	12,426,578	10,617,442
2.500%, 06/25/52 (144A) (a)	12,461,776	10,614,766
3.000%, 08/26/52 (144A) (a)	14,865,682	13,206,648
GSR Mortgage Loan Trust 2.656%, 04/25/36 (a)	999,869	739,017
2.867%, 01/25/36 (a)	1,494,486	1,479,515
2.939%, 09/25/35 (a)	8,671	8,418
6.000%, 03/25/32	47	46
HarborView Mortgage Loan Trust 2.052%, 1M LIBOR + 0.440%, 05/19/35 (a)	328,199	300,884
Hawksmoor Mortgages plc 1.703%, 3M SONIA + 1.050%, 05/25/53 (144A) (GBP) (a)	33,337,055	40,572,766
IndyMac ARM Trust 1.544%, 01/25/32 (a)	6,023	5,796
1.686%, 01/25/32 (a)	251	235
IndyMac INDX Mortgage Loan Trust 1.864%, 1M LIBOR + 0.240%, 07/25/36 (a)	2,270,085	2,122,066
2.044%, 1M LIBOR + 0.420%, 05/25/46 (a)	3,560,923	3,217,705
JPMorgan Alternative Loan Trust 1.984%, 1M LIBOR + 0.360%, 05/25/36 (a)	997,001	887,446
JPMorgan Mortgage Trust 2.904%, 07/25/35 (a)	185,374	186,060
3.000%, 03/25/52 (144A) (a)	12,446,930	11,057,168
3.335%, 12/26/37 (144A) (a)	5,122,935	4,498,585
5.750%, 01/25/36	185,539	103,375
Legacy Mortgage Asset Trust 2.882%, 10/25/59 (144A) (i)	11,300,838	11,225,220
3.000%, 06/25/59 (144A) (i)	9,585,472	9,569,089
Lehman Mortgage Trust 2.224%, 1M LIBOR + 0.600%, 08/25/36 (a)	3,259,363	2,473,398
Lehman XS Trust 1.824%, 1M LIBOR + 0.200%, 03/25/47 (a)	10,557,299	10,103,345
MASTR Alternative Loan Trust 2.024%, 1M LIBOR + 0.400%, 03/25/36 (a)	612,581	55,155
6.500%, 02/25/35	3,151,871	3,175,793

See accompanying notes to financial statements.

BHFTI-16

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
MASTR Asset Securitization Trust 6.000%, 06/25/36	170,872	$123,417
Metlife Securitization Trust 3.750%, 03/25/57 (144A) (a)	4,029,637	3,924,924
Mill City Mortgage Loan Trust 3.250%, 08/25/59 (144A) (a)	8,400,000	7,652,814
Morgan Stanley Re-REMIC Trust 1.781%, 03/26/37 (144A) (i)	1,431,232	1,405,922
MortgageIT Mortgage Loan Trust 2.084%, 1M LIBOR + 0.460%, 04/25/36 (a)	1,595,493	1,496,458
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476%, 05/25/35 (i)	614,259	346,523
OBX Trust 2.274%, 1M LIBOR + 0.650%, 06/25/57 (144A) (a)	6,596,506	6,454,769
RBSSP Resecuritization Trust 1.486%, 1M LIBOR + 0.240%, 06/27/36 (144A) (a)	3,783,691	3,644,663
Residential Asset Securitization Trust 6.000%, 06/25/36	2,834,564	1,366,331
Ripon Mortgages plc 1.351%, 3M SONIA + 0.700%, 08/28/56 (144A) (GBP)(a)	18,585,228	22,291,663
1.801%, 3M SONIA + 1.150%, 08/28/56 (144A) (GBP)(a)	5,777,000	6,722,252
2.151%, 3M SONIA + 1.500%, 08/28/56 (144A) (GBP)(a)	13,223,000	15,290,916
Sequoia Mortgage Trust 2.235%, 1M LIBOR + 0.640%, 04/19/27 (a)	161,056	154,175
2.295%, 1M LIBOR + 0.700%, 07/20/33 (a)	99,758	94,118
Structured Adjustable Rate Mortgage Loan Trust
2.877%, 10/25/36 (a)	5,665,656	3,133,551
2.880%, 04/25/35 (a)	1,829,774	1,738,671
2.961%, 08/25/35 (a)	49,859	45,863
3.032%, 01/25/35 (a)	206,342	205,154
Structured Asset Mortgage Investments II Trust 2.095%, 1M LIBOR + 0.500%, 07/19/35 (a)	247,132	229,477
Towd Point Mortgage Funding 1.361%, 3M SONIA + 0.900%, 07/20/45 (144A) (GBP) (a)	10,338,270	12,570,810
1.835%, 3M SONIA + 1.144%, 10/20/51 (144A) (GBP) (a)	15,693,644	19,040,853
1.840%, 3M SONIA + 0.900%, 05/20/45 (GBP) (a)	24,727,437	30,015,832
UWM Mortgage Trust
2.500%, 11/25/51 (144A) (a)	17,550,073	15,025,688
2.500%, 12/25/51 (144A) (a)	12,781,802	10,956,381
WaMu Mortgage Pass-Through Certificates Trust 1.876%, 12M MTA + 1.400%, 06/25/42 (a)	26,581	24,736
2.124%, 1M LIBOR + 0.500%, 02/25/45 (a)	4,320,785	3,999,416
3.188%, 06/25/37 (a)	3,383,811	3,055,557
Wells Fargo Mortgage-Backed Securities Trust 2.488%, 09/25/33 (a)	70,313	68,906

		403,293,754

Commercial Mortgage-Backed Securities—6.6%
1211 Avenue of the Americas Trust 3.901%, 08/10/35 (144A)	12,100,000	11,667,015

Commercial Mortgage-Backed Securities—(Continued)
225 Liberty Street Trust 3.597%, 02/10/36 (144A)	11,600,000	11,118,591
Arbor Multifamily Mortgage Securities Trust 2.756%, 05/15/53 (144A)	7,500,000	6,684,330
AREIT Trust 2.021%, SOFR30A + 1.250%, 01/16/37 (144A) (a)	13,000,000	12,414,923
2.603%, 1M LIBOR + 1.080%, 11/17/38 (144A) (a)	12,759,333	12,547,081
3.242%, 1M TSFR + 2.242%, 06/17/39	11,500,000	11,405,447
3.508%, SOFR30A + 2.734%, 04/15/37 (144A) (a)	771,703	745,503
Benchmark Mortgage Trust 2.955%, 01/15/55 (a)	12,646,000	11,718,079
3.458%, 03/15/55	13,000,000	12,163,948
4.016%, 03/15/52	13,000,000	12,760,045
4.594%, 05/15/55 (a)	11,000,000	11,127,981
Commercial Mortgage Trust 3.545%, 02/10/36 (144A)	11,600,000	11,007,363
CSAIL Commercial Mortgage Trust 3.314%, 11/15/49	2,152,759	2,124,315
DBGS Mortgage Trust 3.843%, 04/10/37 (144A)	11,950,000	11,173,988
DC Office Trust 2.965%, 09/15/45 (144A)	1,000,000	880,142
DOLP Trust 2.956%, 05/10/41 (144A)	13,200,000	11,549,558
Extended Stay America Trust 2.405%, 1M LIBOR + 1.080%, 07/15/38 (144A) (a)	13,914,364	13,564,935
GCT Commercial Mortgage Trust 2.124%, 1M LIBOR + 0.800%, 02/15/38 (144A) (a)	4,000,000	3,872,128
GS Mortgage Securities Corp. Trust 2.856%, 05/10/34 (144A)	8,900,000	8,885,450
GS Mortgage Securities Trust 3.278%, 11/10/49 (a)	2,198,119	2,164,349
3.722%, 10/10/49 (144A) (a)	13,346,000	12,170,393
JPMorgan Chase Commercial Mortgage Securities Trust 2.774%, 1M LIBOR + 1.450%, 12/15/31 (144A) (a)	6,599,745	6,529,231
LoanCore Issuer, Ltd. 1.694%, SOFR30A + 0.914%, 07/15/35 (144A) (a)	6,035,232	5,899,846
LUXE Trust 2.374%, 1M LIBOR + 1.050%, 10/15/38 (144A) (a)	13,500,000	12,996,403
Manhattan West Mortgage Trust 2.130%, 09/10/39 (144A)	12,300,000	10,816,319
MF1 Multifamily Housing Mortgage Loan Trust 2.298%, 1M TSFR + 0.964%, 07/15/36 (144A) (a)	8,433,002	8,130,072
Morgan Stanley Bank of America Merrill Lynch Trust 2.952%, 11/15/49	8,700,114	8,512,238
Morgan Stanley Capital I Trust 2.509%, 04/05/42 (144A) (a)	7,500,000	6,278,344
Natixis Commercial Mortgage Securities Trust 3.102%, 1M TSFR + 1.824%, 03/15/35 (144A) (a)	12,000,000	11,731,104
NYO Commercial Mortgage Trust 2.420%, 1M LIBOR + 1.095%, 11/15/38 (144A) (a)	14,000,000	13,378,494
Ready Capital Mortgage Financing LLC 2.824%, 1M LIBOR + 1.200%, 11/25/36 (144A) (a)	9,786,533	9,296,789

		285,314,404

See accompanying notes to financial statements.

BHFTI-17

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Shares/ Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Total Mortgage-Backed Securities (Cost $744,678,915)		$688,608,158

Foreign Government—4.1%

Provincial—0.1%
Province of Quebec Canada 3.500%, 12/01/22 (CAD)	3,300,000	2,574,703

Regional Government—0.3%
Japan Finance Organization for Municipalities 3.375%, 09/27/23 (144A)	14,000,000	14,015,680

Sovereign—3.7%
Chile Government International Bond 4.340%, 03/07/42	12,500,000	11,128,284
Israel Government International Bond 2.750%, 07/03/30	14,500,000	13,444,806
Ivory Coast Government International Bond 5.875%, 10/17/31 (144A) (EUR)	4,900,000	4,009,373
Japan Bank for International Cooperation 2.875%, 07/21/27	11,200,000	10,918,656
Peruvian Government International Bonds 5.940%, 02/12/29 (PEN)	23,200,000	5,532,584
6.350%, 08/12/28 (PEN)	65,600,000	16,149,751
6.950%, 08/12/31 (PEN)	7,000,000	1,735,037
8.200%, 08/12/26 (PEN)	24,300,000	6,637,088
Qatar Government International Bonds 4.500%, 04/23/28	12,400,000	12,836,654
5.103%, 04/23/48	1,500,000	1,569,105
Republic of South Africa Government Bond 10.500%, 12/21/26 (ZAR)	971,000,000	63,140,739
Romanian Government International Bond 3.000%, 02/27/27 (144A)	13,000,000	11,449,204

		158,551,281

Total Foreign Government (Cost $198,387,817)		175,141,664

Preferred Stock—1.0%

Wireless Telecommunication Services—1.0%
AT&T Mobility II LLC, 7.000%, † (j) (k) (Cost $44,469,020)	1,644,083	41,740,767

Municipals—0.6%
City of Chicago General Obligation Unlimited 7.750%, 01/01/42	1,939,000	2,077,000
New York State Urban Development Corp. 1.346%, 03/15/26	8,100,000	7,457,723
Sales Tax Securitization Corp. 3.007%, 01/01/33	10,100,000	$8,909,486
3.057%, 01/01/34	2,000,000	1,745,336
State of Illinois General Obligation Unlimited, Build America Bond 6.725%, 04/01/35	5,720,000	6,060,699
Tobacco Settlement Finance Authority 1.820%, 06/01/26	2,250,000	2,048,038

Total Municipals (Cost $30,467,220)		28,298,282

Floating Rate Loans(l)—0.3%

Investment Companies—0.2%
Castlelake L.P.
First Lien Term Loan, 2.950%, 1M LIBOR + 2.950%, 05/13/31	7,940,493	7,225,849

Media—0.1%
CSC Holdings, LLC
Term Loan B5, 3.824%, 1M LIBOR + 2.500%, 04/15/27	5,212,519	4,862,300

Total Floating Rate Loans (Cost $13,125,364)		12,088,149

Short-Term Investments—10.3%

Repurchase Agreements—9.8%
Barclays Bank plc
Repurchase Agreement dated 06/29/22 at 1.420%, due on 07/01/22 with a maturity value of $190,307,506; collateralized by U.S. Treasury Bond at 3.375%, maturing 11/15/48, with market value of $194,364,117.	190,300,000	190,300,000
Repurchase Agreement dated 06/30/22 at 1.450%, due on 07/05/22 with a maturity value of $66,310,682; collateralized by U.S. Treasury Bond at 3.375%, maturing 11/15/48, with market value of $67,715,927.	66,300,000	66,300,000
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/22 at 0.350%, due on 07/01/22 with a maturity value of $8,442,884; collateralized by U.S. Treasury Note at 3.000%, maturing 06/30/24, with a market value of $8,611,669.	8,442,802	8,442,802
JPMorgan Securities LLC
Repurchase Agreement dated 06/30/22 at 1.400%, due on 07/01/22 with a maturity value of $31,701,232; collateralized by U.S. Treasury Bond at 2.375%, maturing 05/15/55, with market value of $32,365,849.	31,700,000	31,700,000

See accompanying notes to financial statements.

BHFTI-18

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
JPMorgan Securities LLC
Repurchase Agreement dated 06/30/22 at 1.530%, due on 07/05/22 with a maturity value of $126,921,573; collateralized by U.S. Treasury Bond at 2.000%, maturing 08/15/51, with market value of $126,921,573	126,900,000	$126,900,000

		423,642,802

U.S. Treasury—0.5%
U.S. Treasury Bills 0.743%, 07/26/22 (f) (g) (m)	10,886,000	10,878,270
1.141%, 08/23/22 (f) (m)	2,400,000	2,394,780
1.148%, 09/01/22 (f) (g) (m)	5,112,000	5,098,596
1.211%, 07/07/22 (m)	2,734,000	2,733,658

		21,105,304

Total Short-Term Investments (Cost $444,755,492)		444,748,106

Total Investments—130.3% (Cost $6,002,965,071)		5,615,798,811
Other assets and liabilities (net)—(30.3)%		(1,306,405,488)

Net Assets—100.0%		$4,309,393,323

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2022, the market value of restricted securities was $43,050,382, which is 1.0% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Variable or floating rate security. The stated rate represents the rate at June 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	Interest only security.
(c)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(d)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of June 30, 2022, the market value of securities pledged was $48,585,497.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2022, the market value of securities pledged was $9,420,622.
(f)	All or a portion of the security was pledged as collateral against open OTC option, OTC swap contracts and open forward foreign currency exchange contracts. As of June 30, 2022, the market value of securities pledged was $17,378,941.
(g)	All or a portion of the security was pledged as collateral against TBA securities. As of June 30, 2022, the value of securities pledged amounted to $34,424,463.
(h)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(i)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(j)	Security was valued in good faith under procedures approved by the Board of Trustees. As of June 30, 2022, these securities represent 1.0% of net assets.
(k)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(l)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(m)	The rate shown represents current yield to maturity.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2022, the market value of 144A securities was $1,525,446,457, which is 35.4% of net assets.

See accompanying notes to financial statements.

BHFTI-19

Restricted Securities	Acquisition Date	Shares/Principal Amount	Cost	Value
AT&T Mobility II LLC , 7.000%,	09/24/20	1,644,083	$44,469,020	$41,740,767
British Airways Pass-Through Trust, 4.125%, 09/20/31	10/01/19	1,446,461	1,533,249	1,309,615

				$43,050,382

TBA Forward Sale Commitments

Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Uniform Mortgage-Backed Securities 30 Yr. Pool	2.500%	TBA	(85,800,000)	$(76,522,903)	$(77,098,095)
Uniform Mortgage-Backed Securities 30 Yr. Pool	2.000%	TBA	(34,300,000)	(29,536,855)	(29,728,453)

Totals				$(106,059,758)	$(106,826,548)

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	29,759,067	JPMC	07/05/22	USD	20,474,238	$66,964
AUD	55,641,069	UBSA	07/05/22	USD	39,743,748	(1,337,488)
BRL	13,406,758	BNP	07/05/22	USD	2,559,518	2,225
BRL	13,406,758	GSBU	07/05/22	USD	2,698,460	(136,716)
BRL	549,700,000	GSBU	07/05/22	USD	106,170,932	(1,135,057)
BRL	549,700,000	JPMC	07/05/22	USD	104,944,635	91,240
BRL	13,406,758	BNP	08/02/22	USD	2,579,761	(39,968)
BRL	7,098,940	BNP	08/09/22	USD	1,373,000	(30,866)
BRL	8,534,089	BNP	08/09/22	USD	1,647,000	(33,535)
BRL	6,829,146	BNP	08/10/22	USD	1,314,000	(23,224)
BRL	8,183,459	BNP	08/10/22	USD	1,576,000	(29,246)
BRL	26,223,520	CBNA	08/16/22	USD	4,960,000	(11,555)
CAD	9,592,000	CBNA	07/05/22	USD	7,599,628	(147,795)
CLP	6,441,253,715	CBNA	08/05/22	USD	7,313,789	(343,866)
CLP	6,657,044,976	UBSA	08/18/22	USD	7,614,578	(427,992)
DKK	76,524,242	SG	07/01/22	USD	10,875,906	(94,123)
EUR	2,171,000	BNP	08/16/22	USD	2,275,532	6,079
EUR	2,254,000	BNP	08/16/22	USD	2,429,276	(60,436)
EUR	3,348,000	BNP	08/16/22	USD	3,506,430	12,149
EUR	6,914,000	BNP	08/16/22	USD	7,419,429	(153,164)
EUR	23,332,000	BBP	08/16/22	USD	24,973,315	(452,561)
EUR	2,105,000	DBAG	08/16/22	USD	2,275,384	(63,135)
EUR	1,069,000	JPMC	08/16/22	USD	1,152,686	(29,221)
EUR	1,579,000	JPMC	08/16/22	USD	1,670,236	(10,787)
EUR	4,324,000	JPMC	08/16/22	USD	4,654,865	(110,559)
GBP	927,000	BNP	08/16/22	USD	1,158,926	(29,630)
GBP	2,448,000	BNP	08/16/22	USD	3,012,743	(30,526)
GBP	1,121,000	BBP	08/16/22	USD	1,401,980	(36,348)
GBP	1,874,000	BBP	08/16/22	USD	2,365,301	(82,346)
GBP	2,488,000	BBP	08/16/22	USD	3,134,312	(103,366)
GBP	1,537,000	DBAG	08/16/22	USD	1,935,552	(63,139)
GBP	1,064,000	JPMC	08/16/22	USD	1,311,278	(15,085)
GBP	1,356,000	JPMC	08/16/22	USD	1,709,226	(57,311)
GBP	2,445,000	JPMC	08/16/22	USD	3,038,831	(60,269)
GBP	831,000	UBSA	08/16/22	USD	1,019,248	(6,902)
GBP	1,071,000	UBSA	08/16/22	USD	1,304,115	605
GBP	1,095,000	UBSA	08/16/22	USD	1,344,449	(10,491)
JPY	144,200,000	BNP	08/16/22	USD	1,075,812	(10,197)
JPY	167,400,000	BNP	08/16/22	USD	1,298,314	(61,255)
JPY	324,200,000	CBNA	08/16/22	USD	2,501,408	(105,622)
JPY	3,350,200,000	DBAG	08/16/22	USD	24,651,005	106,431
JPY	133,200,000	JPMC	08/16/22	USD	1,044,055	(59,729)
JPY	134,300,000	JPMC	08/16/22	USD	1,010,309	(17,854)
JPY	167,300,000	UBSA	08/16/22	USD	1,249,359	(13,039)
JPY	331,300,000	UBSA	08/16/22	USD	2,471,204	(22,951)
JPY	500,700,000	UBSA	08/16/22	USD	3,774,908	(74,816)
MXN	474,817,000	BNP	07/01/22	USD	22,699,618	911,958
MXN	474,817,000	BNP	09/15/22	USD	23,278,247	23,088
MYR	1,437,265	GSBU	09/21/22	USD	328,143	(1,902)
NOK	82,831,730	DBAG	07/15/22	USD	8,605,000	(194,194)
NOK	53,834,781	CBNA	07/18/22	USD	5,492,000	(25,233)
NOK	241,955,348	BBP	08/16/22	USD	24,726,158	(140,473)
NOK	372,576,574	SG	08/16/22	USD	37,990,494	(132,061)
PEN	3,357,333	CBNA	07/18/22	USD	891,083	(15,426)
PEN	2,578,046	CBNA	07/25/22	USD	690,665	(18,768)
PEN	5,193,801	GSBU	08/08/22	USD	1,384,166	(32,556)
ZAR	50,977,000	JPMC	07/22/22	USD	3,169,509	(41,524)

See accompanying notes to financial statements.

BHFTI-20

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	40,544,000	JPMC	07/05/22	USD	28,356,332	$370,827
AUD	39,050,000	JPMC	07/05/22	USD	26,932,558	(21,712)
AUD	17,801,000	JPMC	07/05/22	USD	12,270,322	(16,822)
AUD	11,287,000	JPMC	07/05/22	USD	7,838,004	47,150
AUD	23,281,864	GSBU	08/02/22	USD	16,027,957	(45,626)
AUD	29,759,067	JPMC	08/02/22	USD	20,479,297	(66,086)
BRL	13,406,758	BNP	07/05/22	USD	2,600,225	38,481
BRL	563,106,758	GSBU	07/05/22	USD	107,504,154	(93,465)
BRL	549,700,000	JPMC	07/05/22	USD	100,032,756	(5,003,119)
BRL	15,633,030	DBAG	08/09/22	USD	3,020,000	64,401
BRL	15,012,602	GSBU	08/10/22	USD	2,890,000	52,470
BRL	26,278,080	DBAG	08/16/22	USD	4,960,000	1,259
CAD	13,874,431	BNP	07/05/22	USD	10,941,506	162,737
CLP	12,826,929,490	BNP	09/21/22	USD	15,211,301	1,457,645
CNH	381,559,978	JPMC	08/10/22	USD	56,713,087	(275,237)
CNH	103,454,000	JPMC	08/10/22	USD	15,413,675	(37,814)
DKK	20,555,000	BBP	07/01/22	USD	3,077,705	181,635
DKK	31,237,716	DBAG	07/01/22	USD	4,655,677	254,480
DKK	24,629,009	DBAG	07/01/22	USD	3,639,920	169,848
DKK	76,369,151	SG	08/01/22	USD	10,875,906	96,488
EUR	15,282,000	BNP	08/16/22	USD	16,016,951	(43,659)
EUR	5,218,000	BBP	08/16/22	USD	5,453,781	(30,074)
EUR	112,110,724	DBAG	08/16/22	USD	119,045,086	1,222,375
GBP	3,546,000	BNP	08/16/22	USD	4,321,190	1,361
GBP	3,408,000	BNP	08/16/22	USD	4,139,342	(12,372)
GBP	148,100,000	DBAG	08/16/22	USD	182,688,903	2,269,637
GBP	2,759,000	JPMC	08/16/22	USD	3,394,539	33,454
GBP	3,808,000	UBSA	08/16/22	USD	4,603,651	(35,353)
JPY	4,675,600,000	DBAG	08/16/22	USD	34,799,322	247,395
JPY	746,600,000	DBAG	08/16/22	USD	5,912,709	395,456
JPY	1,131,048,798	JPMC	08/16/22	USD	8,657,628	299,360
KRW	167,121,874	JPMC	08/10/22	USD	131,288	2,497
MXN	474,817,000	BNP	07/01/22	USD	23,626,182	14,605
MXN	169,523,000	BNP	08/09/22	USD	7,717,483	(659,083)
MXN	306,679,000	GSBU	10/07/22	USD	14,982,608	(3,701)
NOK	83,077,196	UBSA	07/15/22	USD	8,605,000	169,269
NOK	53,779,855	UBSA	07/18/22	USD	5,492,000	30,810
NOK	216,585,000	DBAG	08/16/22	USD	21,582,932	(424,809)
NOK	101,305,000	DBAG	08/16/22	USD	10,171,899	(121,954)
NOK	99,015,000	DBAG	08/16/22	USD	10,017,141	(44,019)
NOK	44,670,000	DBAG	08/16/22	USD	4,514,549	(24,481)
NOK	118,010,000	JPMC	08/16/22	USD	11,896,959	(94,331)
NZD	279,000	BNP	07/05/22	USD	174,872	622
NZD	171,000	JPMC	07/05/22	USD	106,834	36
NZD	268,000	UBSA	07/05/22	USD	167,211	(168)
PEN	16,140,384	CBNA	08/08/22	USD	4,292,884	92,586
PEN	3,891,605	CBNA	08/08/22	USD	1,028,600	15,867
PEN	21,528,747	CBNA	09/06/22	USD	5,582,747	(3,259)
PEN	47,836,035	CBNA	12/06/22	USD	11,405,826	(907,044)
PEN	43,078,227	CBNA	12/12/22	USD	11,187,697	104,870
PEN	13,145,475	CBNA	12/23/22	USD	3,377,476	(1,474)
PEN	7,332,581	CBNA	02/01/23	USD	1,844,814	(34,805)
SEK	1,040,000	DBAG	08/16/22	USD	105,135	3,312
ZAR	118,562,676	BNP	07/13/22	USD	7,573,596	291,692
ZAR	35,028,000	GSBU	07/15/22	USD	2,172,759	21,850
ZAR	552,266,101	BBP	07/22/22	USD	36,287,173	2,399,737
ZAR	128,843,864	UBSA	11/14/22	USD	7,886,919	71,725

See accompanying notes to financial statements.

BHFTI-21

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
ZAR	91,990,122	DBAG	12/12/22	USD	5,854,843	$290,331
ZAR	66,530,569	DBAG	02/13/23	USD	3,983,747	(15,555)
ZAR	116,930,413	GSBU	05/12/23	USD	6,996,961	32,892

Net Unrealized Depreciation						$(2,020,430)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
90 Day Eurodollar Futures	03/18/24	1,000	USD	242,550,000	$(3,388,560)
Euro-Bobl Futures	09/08/22	158	EUR	19,622,020	537,477
U.S. Treasury Note 10 Year Futures	09/21/22	808	USD	95,773,250	2,713,702
U.S. Treasury Note Ultra 10 Year Futures	09/21/22	415	USD	52,860,625	(854,059)
U.S. Treasury Ultra Long Bond Futures	09/21/22	109	USD	16,823,469	(396,453)
United Kingdom Long Gilt Bond Futures	09/28/22	93	GBP	10,600,140	80,774

Futures Contracts—Short
Euro-BTP Futures	09/08/22	(931)	EUR	(114,624,720)	(6,217,446)
Euro-Bund Futures	09/08/22	(856)	EUR	(127,355,680)	1,165,298
Euro-Buxl 30 Year Bond Futures	09/08/22	(89)	EUR	(14,556,840)	657,206
Euro-OAT Futures	09/08/22	(773)	EUR	(107,083,690)	1,766,068
Japanese Government 10 Year Bond Futures	09/12/22	(194)	JPY	(28,830,340,000)	878,336
U.S. Treasury Long Bond Futures	09/21/22	(152)	USD	(21,071,000)	111,969
U.S. Treasury Note 5 Year Futures	09/30/22	(2,158)	USD	(242,235,500)	1,405,802

Net Unrealized Depreciation					$(1,539,886)

Written Options

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
AUD Call/USD Put	USD	0.738	BBP	08/11/22	(44,400,000)	AUD	(44,400,000)	$(254,194)	$(29,176)	$225,018
USD Call/BRL Put	BRL	5.590	DBAG	08/05/22	(15,100,000)	USD	(15,100,000)	(257,078)	(112,631)	144,447
USD Call/BRL Put	BRL	5.610	GSBU	08/08/22	(14,450,000)	USD	(14,450,000)	(245,462)	(105,413)	140,049
USD Call/BRL Put	BRL	5.720	DBAG	08/12/22	(24,790,000)	USD	(24,790,000)	(407,027)	(146,831)	260,196
USD Put/NOK Call	NOK	9.245	DBAG	07/13/22	(34,100,000)	USD	(34,100,000)	(271,095)	(1,842)	269,253
USD Put/NOK Call	NOK	9.390	CBNA	07/14/22	(21,500,000)	USD	(21,500,000)	(189,695)	(8,278)	181,417

Totals								$(1,624,551)	$(404,171)	$1,220,380

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 1 Yr. IRS	3.225%	GSBU	12M SOFR	Receive	10/23/23	(1,500,000)	USD	(1,500,000)	$(10,406)	$(13,145)	$(2,739)
Call - OTC - 1 Yr. IRS	3.140%	GSBU	12M SOFR	Receive	10/23/23	(6,400,000)	USD	(6,400,000)	(44,960)	(52,796)	(7,836)
Call - OTC - 1 Yr. IRS	2.150%	GSBU	12M SOFR	Receive	11/20/23	(15,600,000)	USD	(15,600,000)	(54,405)	(59,809)	(5,404)
Call - OTC - 1 Yr. IRS	3.190%	GSBU	12M SOFR	Receive	10/23/23	(14,100,000)	USD	(14,100,000)	(97,995)	(120,548)	(22,553)
Call - OTC - 1 Yr. IRS	2.697%	GSBU	12M SOFR	Receive	04/02/24	(34,500,000)	USD	(34,500,000)	(270,609)	(593,931)	(323,322)
Call - OTC - 10 Yr. IRS	2.310%	GSBU	12M SOFR	Receive	08/19/22	(89,400,000)	USD	(89,400,000)	(784,485)	(229,597)	554,888
Call - OTC - 5 Yr. IRS	2.250%	GSBU	12M SOFR	Receive	08/25/22	(16,900,000)	USD	(16,900,000)	(87,035)	(34,675)	52,360
Call - OTC - 7 Yr. IRS	2.450%	GSBU	12M SOFR	Receive	09/06/22	(7,300,000)	USD	(7,300,000)	(45,990)	(41,976)	4,014
Call - OTC - 2 Yr. IRS	0.350%	DBAG	6M EURIBOR	Receive	08/08/22	(5,000,000)	EUR	(5,000,000)	(19,469)	(480)	18,989

See accompanying notes to financial statements.

BHFTI-22

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Written Options—(Continued)

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC - 1 Yr. IRS	3.225%	GSBU	12M SOFR	Pay	10/23/23	(1,500,000)	USD	(1,500,000)	$(10,406)	$(6,743)	$3,663
Put - OTC - 1 Yr. IRS	3.140%	GSBU	12M SOFR	Pay	10/23/23	(6,400,000)	USD	(6,400,000)	(44,960)	(30,650)	14,310
Put - OTC - 1 Yr. IRS	3.650%	GSBU	12M SOFR	Pay	11/20/23	(15,600,000)	USD	(15,600,000)	(54,405)	(51,572)	2,833
Put - OTC - 1 Yr. IRS	3.190%	GSBU	12M SOFR	Pay	10/23/23	(14,100,000)	USD	(14,100,000)	(97,995)	(65,065)	32,930
Put - OTC - 1 Yr. IRS	2.697%	GSBU	12M SOFR	Pay	04/02/24	(34,500,000)	USD	(34,500,000)	(270,609)	(570,126)	(299,517)
Put - OTC - 10 Yr. IRS	3.010%	GSBU	12M SOFR	Pay	08/19/22	(89,400,000)	USD	(89,400,000)	(784,485)	(839,833)	(55,348)
Put - OTC - 5 Yr. IRS	2.850%	GSBU	12M SOFR	Pay	08/25/22	(16,900,000)	USD	(16,900,000)	(87,035)	(164,978)	(77,943)
Put - OTC - 7 Yr. IRS	3.050%	GSBU	12M SOFR	Pay	09/06/22	(7,300,000)	USD	(7,300,000)	(45,990)	(60,357)	(14,367)
Put - OTC - 2 Yr. IRS	0.550%	DBAG	6M EURIBOR	Pay	08/08/22	(5,000,000)	EUR	(5,000,000)	(19,469)	(97,453)	(77,984)

Totals									$(2,830,708)	$(3,033,734)	$(203,026)

OTC Options on Securities	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - Uniform Mortgage-Backed Securities 30 Yr. Pool 3.000%, TBA	JPMC	USD 92.906	07/07/22	(44,500,000)	USD	(44,500,000)	$(368,516)	$(116,172)	$252,344
Put - Uniform Mortgage-Backed Securities 30 Yr. Pool, 3.500%, TBA	JPMC	USD 96.906	08/04/22	(23,100,000)	USD	(23,100,000)	(115,500)	(292,617)	(177,117)
Put - Uniform Mortgage-Backed Securities 30 Yr. Pool, 4.000%, TBA	JPMC	USD 98.094	08/04/22	(121,800,000)	USD	(121,800,000)	(599,484)	(741,031)	(141,547)
Put - Uniform Mortgage-Backed Securities 30 Yr. Pool, 4.500%, TBA	JPMC	USD 99.766	08/04/22	(29,500,000)	USD	(29,500,000)	(78,359)	(144,497)	(66,138)
Put - Uniform Mortgage-Backed Securities 30 Yr. Pool, 4.500%, TBA	JPMC	USD 99.828	08/04/22	(67,200,000)	USD	(67,200,000)	(178,500)	(344,071)	(165,571)
Put - Uniform Mortgage-Backed Securities 30 Yr. Pool, 4.500%, TBA	JPMC	USD 99.156	09/07/22	(22,200,000)	USD	(22,200,000)	(78,047)	(147,308)	(69,261)
Put - Uniform Mortgage-Backed Securities 30 Yr. Pool, 4.500%, TBA	JPMC	USD 99.656	09/07/22	(38,000,000)	USD	(38,000,000)	(142,500)	(317,114)	(174,614)

Total							$(1,560,906)	$(2,102,810)	$(541,904)

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - Eurodollar 3 Month Interest Rate Futures	USD	96.500	12/18/23	(1,192)	USD	(2,980,000)	$(1,218,019)	$(1,691,150)	$(473,131)
Call - SOFR 3 Month Interest Rate Futures	USD	98.000	12/15/23	(76)	USD	(190,000)	(61,688)	(70,300)	(8,612)
Put - SOFR 3 Month Interest Rate Futures	USD	96.500	12/15/23	(76)	USD	(190,000)	(71,088)	(90,725)	(19,637)

Totals							$(1,350,795)	$(1,852,175)	$(501,380)

Swap Agreements

OTC Total Return Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid	Unrealized Appreciation/ (Depreciation)
Receive	12M FEDL	Monthly	09/12/22	JPMC	iShares iBoxx $ Investment Grade Corporate Bond ETF	USD	132,036,000	$—	$—	$—

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1 Day CDI	Maturity	10.120%	Maturity	01/04/27	BRL	25,600,000	$(320,498)	$—	$(320,498)
Pay	1 Day CDI	Maturity	10.206%	Maturity	01/04/27	BRL	104,900,000	(1,260,250)	—	(1,260,250)
Pay	1 Day CDI	Maturity	10.665%	Maturity	01/02/24	BRL	39,850,000	(253,291)	—	(253,291)
Pay	1 Day CDI	Maturity	10.755%	Maturity	01/02/24	BRL	247,900,000	(1,507,233)	—	(1,507,233)
Pay	1 Day CDI	Maturity	10.833%	Maturity	01/02/24	BRL	49,801,000	(291,867)	—	(291,867)
Pay	1 Day CDI	Maturity	10.990%	Maturity	01/04/27	BRL	42,600,000	(331,346)	(14,161)	(317,185)
Pay	1 Day CDI	Maturity	10.995%	Maturity	01/02/24	BRL	266,600,000	(1,418,656)	—	(1,418,656)
Pay	1 Day CDI	Maturity	11.165%	Maturity	01/02/25	BRL	28,700,000	(152,676)	—	(152,676)
Pay	1 Day CDI	Maturity	11.180%	Maturity	01/02/25	BRL	42,900,000	(225,817)	—	(225,817)

See accompanying notes to financial statements.

BHFTI-23

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Centrally Cleared Interest Rate Swaps—(Continued)

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1 Day CDI	Maturity	11.320%	Maturity	01/02/25	BRL	72,900,000	$(345,914)	$—	$(345,914)
Pay	1 Day CDI	Maturity	11.350%	Maturity	01/02/25	BRL	71,700,000	(332,234)	—	(332,234)
Pay	1 Day CDI	Maturity	11.371%	Maturity	01/02/25	BRL	157,900,000	(719,592)	—	(719,592)
Pay	1 Day CDI	Maturity	12.070%	Maturity	01/02/25	BRL	259,900,000	(524,465)	—	(524,465)
Pay	1 Day CDI	Maturity	12.195%	Maturity	01/02/25	BRL	70,100,000	(106,948)	—	(106,948)
Pay	1 Day CDI	Maturity	12.275%	Maturity	01/02/25	BRL	32,600,000	(41,300)	—	(41,300)
Pay	1 Day CDI	Maturity	12.590%	Maturity	01/02/25	BRL	54,600,000	(13,410)	—	(13,410)
Pay	12M SOFR	Maturity	1.320%	Annually	12/21/23	USD	112,900,000	(2,172,298)	(507,483)	(1,664,815)
Pay	12M SOFR	Maturity	1.400%	Annually	12/07/24	USD	149,300,000	(1,850,136)	50,537	(1,900,673)
Pay	12M SOFR	Annually	1.573%	Annually	02/28/27	USD	6,100,000	(323,506)	—	(323,506)
Pay	12M SOFR	Annually	1.635%	Annually	04/18/27	USD	30,000,000	(1,549,599)	—	(1,549,599)
Pay	12M SOFR	Annually	1.690%	Annually	04/19/27	USD	30,000,000	(1,475,589)	—	(1,475,589)
Pay	12M SOFR	Annually	1.765%	Annually	03/16/32	USD	48,000,000	(4,178,261)	—	(4,178,261)
Pay	12M SOFR	Annually	1.783%	Annually	04/22/27	USD	22,900,000	(1,032,849)	—	(1,032,849)
Pay	12M SOFR	Annually	1.943%	Annually	04/21/32	USD	30,300,000	(2,202,219)	—	(2,202,219)
Pay	12M SOFR	Annually	2.150%	Annually	06/15/27	USD	86,400,000	(2,536,436)	—	(2,536,436)
Pay	12M SOFR	Annually	2.200%	Annually	06/15/24	USD	86,500,000	(1,315,812)	—	(1,315,812)
Pay	12M SOFR	Maturity	3.130%	Annually	06/21/25	USD	485,600,000	2,571,786	107,451	2,464,335
Pay	12M SOFR	Maturity	3.300%	Annually	12/21/23	USD	459,500,000	244,794	(79,509)	324,303
Pay	12M SOFR	Maturity	3.530%	Annually	06/21/24	USD	463,600,000	2,616,401	96,020	2,520,381
Pay	12M SONIA	Annually	0.800%	Annually	03/15/32	GBP	42,100,000	(6,707,916)	(518)	(6,707,398)
Pay	12M TONA	Annually	0.000%	Annually	03/17/24	JPY	10,670,000,000	(88,573)	103,608	(192,181)
Pay	6M TONA	Semi-Annually	0.380%	Semi-Annually	06/18/28	JPY	8,640,000,000	198,692	1,950,187	(1,751,495)
Pay	3M CDOR	Semi-Annually	1.235%	Semi-Annually	03/04/25	CAD	20,700,000	(929,696)	193,311	(1,123,007)
Pay	3M LIBOR	Quarterly	1.270%	Semi-Annually	11/04/23	USD	442,000,000	(10,085,468)	(7,661,689)	(2,423,779)
Pay	3M LIBOR	Quarterly	2.800%	Semi-Annually	08/22/23	USD	51,400,000	(244,212)	1,521,536	(1,765,748)
Pay	3M BBSW	Quarterly	4.500%	Quarterly	06/20/24	AUD	70,300,000	335,523	18,983	316,540
Pay	6M BBSW	Semi-Annually	4.500%	Semi-Annually	09/21/27	AUD	10,200,000	178,144	(10,720)	188,864
Pay	3M NZDBB	Quarterly	3.750%	Semi-Annually	06/15/27	NZD	41,800,000	(330,181)	(584,374)	254,193
Pay	3M NZDBB	Quarterly	4.000%	Semi-Annually	06/14/24	NZD	63,500,000	(108,892)	(324,560)	215,668
Pay	6M EURIBOR	Annually	0.650%	Annually	04/12/27	EUR	27,000,000	(1,430,586)	—	(1,430,586)
Pay	6M EURIBOR	Semi-Annually	0.750%	Annually	06/15/32	EUR	305,000,000	(41,050,397)	(15,381,722)	(25,668,675)
Pay	6M EURIBOR	Semi-Annually	1.000%	Annually	05/13/27	EUR	23,700,000	(875,369)	—	(875,369)
Pay	6M EURIBOR	Semi-Annually	1.000%	Annually	05/18/27	EUR	9,200,000	(341,194)	(431,232)	90,038
Pay	6M EURIBOR	Semi-Annually	1.580%	Annually	05/24/24	EUR	265,900,000	(834,278)	(464,059)	(370,219)
Receive	1 Day CDI	Maturity	11.900%	Maturity	01/02/24	BRL	62,400,000	214,846	—	214,846
Receive	1 Day CDI	Maturity	11.910%	Maturity	01/02/24	BRL	62,200,000	212,563	—	212,563
Receive	1 Day CDI	Maturity	11.920%	Maturity	01/02/24	BRL	41,600,000	141,098	—	141,098
Receive	1 Day CDI	Maturity	12.015%	Maturity	01/02/24	BRL	104,700,000	329,432	—	329,432
Receive	1 Day CDI	Maturity	12.020%	Maturity	01/02/24	BRL	103,900,000	325,583	—	325,583
Receive	1 Day CDI	Maturity	12.030%	Maturity	01/02/24	BRL	221,100,000	686,690	—	686,690
Receive	1 Day CDI	Maturity	7.900%	Maturity	01/02/24	BRL	9,400,000	129,356	92,030	37,326
Receive	12M SOFR	Annually	1.750%	Annually	12/21/52	USD	57,700,000	9,945,363	10,743,077	(797,714)
Receive	12M SOFR	Annually	2.000%	Annually	12/21/32	USD	57,800,000	3,986,170	4,859,288	(873,118)
Receive	12M SONIA	Annually	0.750%	Annually	09/21/52	GBP	81,000,000	30,139,141	19,749,678	10,389,463
Receive	12M SONIA	Annually	0.900%	Annually	03/15/52	GBP	15,600,000	5,167,184	251	5,166,933
Receive	12M TONA	Annually	0.500%	Annually	03/15/42	JPY	5,085,000,000	2,501,353	1,436,052	1,065,301
Receive	12M TONA	Annually	0.662%	Annually	04/19/42	JPY	285,000,000	78,328	—	78,328
Receive	12M TONA	Annually	0.800%	Annually	06/15/52	JPY	5,040,000,000	2,279,070	35,726	2,243,344
Receive	6M TONA	Semi-Annually	0.785%	Semi-Annually	11/12/38	JPY	870,000,000	24,255	(635,361)	659,616
Receive	6M TONA	Semi-Annually	0.800%	Semi-Annually	10/22/38	JPY	570,000,000	4,588	(424,535)	429,123

Totals								$(27,198,604)	$14,437,812	$(41,636,416)

See accompanying notes to financial statements.

BHFTI-24

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.35.V1	(5.000%)	Quarterly	12/20/25	5.153%	USD	4,059,000	$18,326	$(253,233)	$271,559
CDX.NA.HY.36 V1	(5.000%)	Quarterly	06/20/26	5.283%	USD	7,722,000	71,833	(566,292)	638,125
CDX.NA.HY.38 V1	(5.000%)	Quarterly	06/20/27	5.783%	USD	30,096,000	906,431	791,334	115,097
CDX.NA.IG.38 V1	(1.000%)	Quarterly	06/20/27	1.010%	USD	89,000,000	41,118	(123,456)	164,574
ITRX.EUR.37.V1	(1.000%)	Quarterly	06/20/27	1.193%	EUR	19,500,000	181,729	49,824	131,905

Totals							$1,219,437	$(101,823)	$1,321,260

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.IG.35.V1	1.000%	Quarterly	12/20/25	0.806%	USD	900,000	$5,697	$14,480	$(8,783)
CDX.NA.IG.36.V1	1.000%	Quarterly	06/20/26	0.882%	USD	2,800,000	12,116	55,164	(43,048)
CDX.NA.IG.37.V1	1.000%	Quarterly	12/20/26	0.950%	USD	2,500,000	5,093	49,544	(44,451)
ITRX.EUR.XOVER 37.V1	5.000%	Quarterly	06/20/27	5.832%	EUR	114,500,000	(3,842,088)	6,805,688	(10,647,776)

Totals							$(3,819,182)	$6,924,876	$(10,744,058)

Centrally Cleared Credit Default Swaps on Corporate Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2022(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Bank of America Corp. 2.184%, due 04/24/23	1.000%	Quarterly	12/20/22	0.510%	USD	13,000,000	$30,290	$43,680	$(13,390)
Citigroup, Inc. 2.876%, due 07/24/23	1.000%	Quarterly	12/20/22	0.580%	USD	13,200,000	26,334	43,719	(17,385)
General Electric Co. 2.700%, due 10/09/22	1.000%	Quarterly	12/20/23	0.826%	USD	4,800,000	12,072	34,659	(22,587)
General Electric Co. 2.700%, due 10/09/22	1.000%	Quarterly	06/20/24	0.934%	USD	2,900,000	3,642	22,889	(19,247)
General Electric Co. 2.700%, due 10/09/22	1.000%	Quarterly	06/20/26	1.552%	USD	4,700,000	(93,333)	39,154	(132,487)
General Electric Co. 2.700%, due 10/09/22	1.000%	Quarterly	12/20/26	1.720%	USD	500,000	(14,327)	4,954	(19,281)
JPMorgan Chase & Co. 3.200%, due 01/25/23	1.000%	Quarterly	12/20/22	0.502%	USD	13,000,000	30,771	44,303	(13,532)
Rolls Royce plc 2.125%, due 06/18/21	1.000%	Quarterly	06/20/24	2.209%	EUR	6,200,000	(150,061)	(246,234)	96,173
Rolls Royce plc 2.125%, due 06/18/21	1.000%	Quarterly	12/20/24	3.043%	EUR	5,000,000	(248,621)	(266,420)	17,799
Stellantis NV 5.250%, due 04/15/23	5.000%	Quarterly	12/20/26	2.130%	EUR	3,200,000	390,102	618,727	(228,625)

Totals							$(13,131)	$339,431	$(352,562)

OTC Credit Default Swaps on Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2022(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	12/20/26	BBP	2.725%	USD	2,400,000	$(165,243)	$(101,421)	$(63,822)
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	12/20/26	CBNA	2.725%	USD	1,700,000	(117,047)	(76,489)	(40,558)
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	12/20/26	JPMC	2.725%	USD	3,200,000	(220,324)	(74,296)	(146,028)
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	06/20/27	BNP	2.910%	USD	2,900,000	(241,477)	(131,928)	(109,549)
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	06/20/27	CBNA	2.910%	USD	400,000	(33,307)	(13,754)	(19,553)

See accompanying notes to financial statements.

BHFTI-25

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

OTC Credit Default Swaps on Sovereign Issues—Sell Protection (d)—(Continued)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2022(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	06/20/27	GSI	2.910%	USD	4,700,000	$(391,359)	$(187,690)	$(203,669)
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	06/20/27	JPMC	2.910%	USD	1,300,000	(108,248)	(47,725)	(60,523)
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	06/20/27	MSCS	2.910%	USD	3,900,000	(324,744)	(134,100)	(190,644)
Republic of South Africa 5.500%, due 03/09/20	1.000%	Quarterly	06/20/24	GSI	2.178%	USD	14,280,000	(317,816)	(224,301)	(93,515)
Republic of South Africa 5.875%, due 09/16/25	1.000%	Quarterly	12/20/26	CBNA	3.012%	USD	3,100,000	(246,098)	(136,411)	(109,687)
Republic of South Africa 5.875%, due 09/16/25	1.000%	Quarterly	12/20/26	MSCS	3.012%	USD	36,100,000	(2,865,845)	(1,566,772)	(1,299,073)

Totals								$(5,031,508)	$(2,694,887)	$(2,336,621)

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(CBNA)—	Citibank N.A.
(DBAG)—	Deutsche Bank AG
(GSBU)—	Goldman Sachs Bank USA
(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.
(MSCS)—	Morgan Stanley Capital Services LLC
(SG)—	Societe Generale Paris
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CLP)—	Chilean Peso
(CNH)—	Chinese Renminbi
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(PEN)—	Peruvian Nuevo Sol
(SEK)—	Swedish Krona
(USD)—	United States Dollar
(ZAR)—	South African Rand

Index Abbreviations

(BBSW)—	Australian Bank Bill Swap Rate
(CDI)—	Brazil Interbank Deposit Rate
(CDOR)—	Canadian Dollar Offered Rate
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(ECOFC)—	Enterprise 11th District COFI Replacement Index
(EURIBOR)—	Euro InterBank Offered Rate
(FEDL)—	Federal Funds Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(ITRX.EUR)—	Markit iTraxx Europe CDS Index
(ITRX.EUR.XOVER)—	Markit iTraxx Europe Crossover CDS Index
(LIBOR)—	London Interbank Offered Rate
(MTA)—	Monthly Treasury Average Index
(NZDBB)—	New Zealand Dollar Bank Bill Index
(PRIME)—	U.S. Federal Reserve Prime Rate
(SOFR)—	Secured Overnight Financing Rate
(SOFR30A)—	Secured Overnight Financing Rate 30-Day Average
(SONIA)—	Sterling Overnight Index Average Deposit Rate
(TONA)—	Tokyo Overnight Average Rate
(TSFR)—	Term Secured Financing Rate

See accompanying notes to financial statements.

BHFTI-26

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Glossary of Abbreviations—  (Continued)

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(ACES)—	Alternative Credit Enhancement Securities
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(DAC)—	Designated Activity Company
(IRS) —	Interest Rate Swap
(REMIC)—	Real Estate Mortgage Investment Conduit

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$2,124,814,438	$—	$2,124,814,438
Total Corporate Bonds & Notes*	—	1,403,236,082	—	1,403,236,082
Total Asset-Backed Securities*	—	697,123,165	—	697,123,165
Total Mortgage-Backed Securities*	—	688,608,158	—	688,608,158
Total Foreign Government*	—	175,141,664	—	175,141,664
Total Preferred Stock*	—	—	41,740,767	41,740,767
Total Municipals*	—	28,298,282	—	28,298,282
Total Floating Rate Loans*	—	12,088,149	—	12,088,149
Total Short-Term Investments*	—	444,748,106	—	444,748,106
Total Investments	$—	$5,574,058,044	$41,740,767	$5,615,798,811

TBA Forward Sales Commitments	$—	$(106,826,548)	$—	$(106,826,548)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$12,129,899	$—	$12,129,899
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(14,150,329)	—	(14,150,329)
Total Forward Contracts	$—	$(2,020,430)	$—	$(2,020,430)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$9,316,632	$—	$—	$9,316,632
Futures Contracts (Unrealized Depreciation)	(10,856,518)	—	—	(10,856,518)
Total Futures Contracts	$(1,539,886)	$—	$—	$(1,539,886)
Written Options
Foreign Currency Options at Value	$—	$(404,171)	$—	$(404,171)
Interest Rate Swaptions at Value	—	(3,033,734)	—	(3,033,734)
OTC Options on Securities at Value	—	(2,102,810)	—	(2,102,810)
Options on Exchange-Traded Futures Contracts at Value	(1,852,175)	—	—	(1,852,175)
Total Written Options	$(1,852,175)	$(5,540,715)	$—	$(7,392,890)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$29,789,200	$—	$29,789,200
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(81,200,976)	—	(81,200,976)
Total Centrally Cleared Swap Contracts	$—	$(51,411,776)	$—	$(51,411,776)

See accompanying notes to financial statements.

BHFTI-27

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
OTC Swap Contracts
OTC Swap Contracts at Value (Liabilities)	$—	$(5,031,508)	$—	$(5,031,508)
Total OTC Swap Contracts	$—	$(5,031,508)	$—	$(5,031,508)

*	See Schedule of Investments for additional detailed categorizations.

During the period ended June 30, 2022, transfers out of Level 3 in the amount of $21,539,937 were due to the initiation of a vendor or broker providing prices based on market indications which have been determined to be a significant observable input.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2021	Change in Unrealized Appreciation (Depreciation)	Transfer Out	Balance as of June 30, 2022	Change in Unrealized Appreciation (Depreciation) from Investments Held at June 30, 2022
Mortgage-Backed Securities
Collateralized Mortgage Obligations	$13,260,674	$—	$(13,260,674)	$—	$—
Preferred Stocks
Wireless Telecommunication Services	42,858,168	(1,117,401)	—	41,740,767	(1,117,401)
Floating Rate Loans
Investment Companies	8,279,263	—	(8,279,263)	—	—

	$64,398,105	$(1,117,401)	$(21,539,937)	$41,740,767	$(1,117,401)

See accompanying notes to financial statements.

BHFTI-28

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets
Investments at value (a)	$5,615,798,811
Cash denominated in foreign currencies (b)	13,026,879
Cash collateral (c)	32,953,000
Unrealized appreciation on forward foreign currency exchange contracts	12,129,899
Receivable for:
Investments sold	425,408
TBA securities sold (d)	1,271,596,373
Premiums on written options	541,219
Fund shares sold	82,455
Interest	24,886,612
Interest on OTC swap contracts	161,103
Variation margin on centrally cleared swap contracts	10,448,697
Other assets	4,431

Total Assets	6,982,054,887
Liabilities
Due to custodian	287,018
Written options at value (e)	7,392,890
TBA Forward sales commitments, at value	106,826,548
OTC swap contracts at market value (f)	5,031,508
Cash collateral (g)	8,879,000
Unrealized depreciation on forward foreign currency exchange contracts	14,150,329
Payables for:
Investments purchased	192,926,099
TBA securities purchased (d)	2,324,116,897
Fund shares redeemed	4,540,619
Variation margin on futures contracts	5,417,530
Interest on OTC swap contracts	13,669
Accrued Expenses:
Management fees	1,593,427
Distribution and service fees	467,476
Deferred trustees’ fees	167,434
Other expenses	851,120

Total Liabilities	2,672,661,564

Net Assets	$4,309,393,323

Net Assets Consist of:
Paid in surplus	$4,936,143,346
Distributable earnings (Accumulated losses)	(626,750,023)

Net Assets	$4,309,393,323

Net Assets
Class A	$2,046,405,292
Class B	2,241,961,316
Class E	21,026,715
Capital Shares Outstanding*
Class A	205,491,716
Class B	229,525,215
Class E	2,127,482
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$9.96
Class B	9.77
Class E	9.88

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $6,002,965,071.
(b)	Identified cost of cash denominated in foreign currencies was $13,054,550.
(c)	Includes collateral of $11,338,000 for futures contracts and $21,615,000 for centrally cleared swap contracts.
(d)	Included within TBA securities sold is $174,997,227 related to TBA forward sale commitments and included within TBA securities purchased is $70,758,129 related to TBA forward sale commitments.
(e)	Premiums received on written options were $7,366,960.
(f)	Net premium received on OTC swap contracts was $2,694,887.
(g)	Includes collateral of $7,390,000 for OTC swap contracts and forward foreign currency exchange contracts and $1,489,000 for TBAs.

Statement of Operations

Six Months Ended June 30, 2022 (Unaudited)

Investment Income
Dividends (a)	$1,416,537
Interest	66,332,081

Total investment income	67,748,618
Expenses
Management fees	11,372,202
Administration fees	91,870
Custodian and accounting fees	308,135
Distribution and service fees—Class B	3,060,166
Distribution and service fees—Class E	32,373
Audit and tax services	59,302
Legal	20,427
Shareholder reporting	60,650
Insurance	18,411
Miscellaneous (b)	15,575

Total expenses	15,039,111
Less management fee waiver	(914,348)

Net expenses	14,124,763

Net Investment Income	53,623,855

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(105,216,946)
Futures contracts	(10,714,620)
Written options	(3,663,279)
Swap contracts	2,074,825
Foreign currency transactions	(599,969)
Forward foreign currency transactions	8,307,540

Net realized gain (loss)	(109,812,449)

Net change in unrealized appreciation (depreciation) on:
Investments	(479,764,725)
Purchased options	887,706
Futures contracts	(5,686,015)
Written options	(831,659)
Swap contracts	(49,853,740)
Foreign currency transactions	9,389
Forward foreign currency transactions	(1,745,214)

Net change in unrealized appreciation (depreciation)	(536,984,258)

Net realized and unrealized gain (loss)	(646,796,707)

Net Increase (Decrease) in Net Assets From Operations	$(593,172,852)

(a)	Net of foreign withholding taxes of $22,035.
(b)	Includes $19,894 in Trustees’ fees and expenses and $21,639 in deferred Trustee compensation losses.

See accompanying notes to financial statements.

BHFTI-29

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$53,623,855	$102,950,668
Net realized gain (loss)	(109,812,449)	1,424,761
Net change in unrealized appreciation (depreciation)	(536,984,258)	(169,347,248)

Increase (decrease) in net assets from operations	(593,172,852)	(64,971,819)

From Distributions to Shareholders
Class A	(66,219,580)	(154,457,677)
Class B	(67,116,890)	(168,855,624)
Class E	(627,519)	(2,050,738)

Total distributions	(133,963,989)	(325,364,039)

Increase (decrease) in net assets from capital share transactions	(267,090,329)	468,596,495

Total increase (decrease) in net assets	(994,227,170)	78,260,637

Net Assets
Beginning of period	5,303,620,493	5,225,359,856

End of period	$4,309,393,323	$5,303,620,493

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Value	Shares	Value
Class A
Sales	391,909	$4,246,861	14,312,843	$176,734,373
Reinvestments	6,729,632	66,219,580	13,372,959	154,457,677
Redemptions	(15,572,997)	(167,002,837)	(7,257,444)	(85,698,896)

Net increase (decrease)	(8,451,456)	$(96,536,396)	20,428,358	$245,493,154

Class B
Sales	2,554,196	$27,176,952	22,311,494	$265,551,196
Reinvestments	6,955,118	67,116,890	14,903,409	168,855,624
Redemptions	(20,345,631)	(215,043,759)	(21,903,688)	(255,481,991)

Net increase (decrease)	(10,836,317)	$(120,749,917)	15,311,215	$178,924,829

Class E
Sales	12,132	$132,256	3,973,314	$45,857,464
Reinvestments	64,229	627,519	179,103	2,050,738
Redemptions	(4,654,488)	(50,563,791)	(315,329)	(3,729,690)

Net increase (decrease)	(4,578,127)	$(49,804,016)	3,837,088	$44,178,512

Increase (decrease) derived from capital shares transactions		$(267,090,329)		$468,596,495

See accompanying notes to financial statements.

BHFTI-30

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.63		$12.53	$12.00	$11.39	$11.57	$11.32

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.13		0.25	0.29	0.35	0.29	0.25
Net realized and unrealized gain (loss)	(1.47)		(0.39)	0.75	0.63	(0.29)	0.29

Total income (loss) from investment operations	(1.34)		(0.14)	1.04	0.98	0.00	0.54

Less Distributions
Distributions from net investment income	(0.33)		(0.25)	(0.51)	(0.37)	(0.18)	(0.23)
Distributions from net realized capital gains	0.00		(0.51)	0.00	0.00	0.00	(0.06)

Total distributions	(0.33)		(0.76)	(0.51)	(0.37)	(0.18)	(0.29)

Net Asset Value, End of Period	$9.96		$11.63	$12.53	$12.00	$11.39	$11.57

Total Return (%) (b)	(11.50	)(c)	(1.13)	8.82	8.69	0.03	4.77

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.51	(d)	0.50	0.59	0.86	0.74	0.56
Gross ratio of expenses to average net assets excluding interest expense (%)	0.51	(d)	0.50	0.51	0.51	0.51	0.51
Net ratio of expenses to average net assets (%) (e)(f)	0.47	(d)	0.46	0.55	0.82	0.70	0.52
Net ratio of expenses to average net assets excluding interest expense (%) (e)(f)	0.47	(d)	0.46	0.47	0.46	0.47	0.46
Ratio of net investment income (loss) to average net assets (%)	2.40	(d)	2.06	2.38	2.99	2.53	2.16
Portfolio turnover rate (%)	195	(c)(g)	326 (g)	504 (g)	582 (g)	608 (g)	583 (g)
Net assets, end of period (in millions)	$2,046.4		$2,488.0	$2,424.1	$2,522.9	$2,560.0	$2,813.8

	Class B
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.39		$12.29	$11.78	$11.18	$11.36	$11.12

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.11		0.21	0.26	0.32	0.25	0.22
Net realized and unrealized gain (loss)	(1.43)		(0.38)	0.73	0.62	(0.28)	0.28

Total income (loss) from investment operations	(1.32)		(0.17)	0.99	0.94	(0.03)	0.50

Less Distributions
Distributions from net investment income	(0.30)		(0.22)	(0.48)	(0.34)	(0.15)	(0.20)
Distributions from net realized capital gains	0.00		(0.51)	0.00	0.00	0.00	(0.06)

Total distributions	(0.30)		(0.73)	(0.48)	(0.34)	(0.15)	(0.26)

Net Asset Value, End of Period	$9.77		$11.39	$12.29	$11.78	$11.18	$11.36

Total Return (%) (b)	(11.57	)(c)	(1.39)	8.51	8.46	(0.23)	4.50

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.76	(d)	0.75	0.84	1.11	0.99	0.81
Gross ratio of expenses to average net assets excluding interest expense (%)	0.76	(d)	0.75	0.76	0.76	0.76	0.76
Net ratio of expenses to average net assets (%) (e)(f)	0.72	(d)	0.71	0.80	1.07	0.95	0.77
Net ratio of expenses to average net assets excluding interest expense (%) (e)(f)	0.72	(d)	0.71	0.72	0.71	0.72	0.71
Ratio of net investment income (loss) to average net assets (%)	2.15	(d)	1.81	2.13	2.74	2.28	1.91
Portfolio turnover rate (%)	195	(c)(g)	326 (g)	504 (g)	582 (g)	608 (g)	583 (g)
Net assets, end of period (in millions)	$2,242.0		$2,738.3	$2,765.6	$2,657.6	$2,723.8	$3,091.0

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

BHFTI-31

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.52		$12.42	$11.90	$11.29	$11.47	$11.22

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.12		0.23	0.27	0.33	0.27	0.23
Net realized and unrealized gain (loss)	(1.46)		(0.39)	0.74	0.63	(0.29)	0.29

Total income (loss) from investment operations	(1.34)		(0.16)	1.01	0.96	(0.02)	0.52

Less Distributions
Distributions from net investment income	(0.30)		(0.23)	(0.49)	(0.35)	(0.16)	(0.21)
Distributions from net realized capital gains	0.00		(0.51)	0.00	0.00	0.00	(0.06)

Total distributions	(0.30)		(0.74)	(0.49)	(0.35)	(0.16)	(0.27)

Net Asset Value, End of Period	$9.88		$11.52	$12.42	$11.90	$11.29	$11.47

Total Return (%) (b)	(11.59	)(c)	(1.30)	8.63	8.59	(0.14)	4.64

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.66	(d)	0.65	0.74	1.01	0.89	0.71
Gross ratio of expenses to average net assets excluding interest expense (%)	0.66	(d)	0.65	0.66	0.66	0.66	0.66
Net ratio of expenses to average net assets (%) (e)(f)	0.62	(d)	0.61	0.70	0.97	0.85	0.67
Net ratio of expenses to average net assets excluding interest expense (%) (e)(f)	0.62	(d)	0.61	0.62	0.61	0.62	0.61
Ratio of net investment income (loss) to average net assets (%)	2.13	(d)	1.92	2.23	2.84	2.38	2.01
Portfolio turnover rate (%)	195	(c)(g)	326 (g)	504 (g)	582 (g)	608 (g)	583 (g)
Net assets, end of period (in millions)	$21.0		$77.2	$35.6	$35.2	$35.7	$41.8

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(f)	The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.01% for the six months ended June 30, 2022 and each of the years ended December 31, 2021, 2020, 2019, 2018 and 2017 (see Note 6 of the Notes to Financial Statements).
(g)	Includes mortgage dollar roll and TBA transactions; excluding these transactions the portfolio turnover rates would have been 14%, 28%, 34%, 26%, 53%, and 75% for the six months ended June 30, 2022 and for the years ended December 31, 2021, 2020, 2019, 2018, and 2017, respectively.

See accompanying notes to financial statements.

BHFTI-32

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2022 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-four series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is PIMCO Total Return Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A, B and E shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2022 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from third-party pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage- and asset-backed securities are generally valued based upon evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded

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solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued in reference to similar instruments traded on active markets are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded OTC are generally valued based upon interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including, but not limited to, the overnight index swap rate, London Interbank Offered Rate (“LIBOR”) forward rate or other interest rates, yield curves or credit spreads to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

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In December 2020, the Securities and Exchange Commission adopted Rule 2a-5, Good Faith Determinations of Fair Value, under the 1940 Act, which is intended to address valuation practices and the role of the board of directors with respect to the fair value of the investments of a registered investment company. Among other things, Rule 2a-5 will permit the Portfolio’s Board to designate the Portfolio’s primary investment adviser to perform the Portfolio’s fair value determinations, which will be subject to the Board’s oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the investment adviser’s fair value determinations. Compliance with Rule 2a-5 will be required beginning in September 2022. The Portfolio’s valuation policies and related practices may be impacted as the Portfolio comes into compliance with Rule 2a-5.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed. As of June 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure.

High-Yield Debt Securities - The Portfolio may invest in high-yield debt securities, or “junk bonds,” which are securities that are rated below “investment grade” or, if not rated, are of equivalent quality. A portfolio with high-yield debt securities generally will be exposed to greater market risk and credit risk than a portfolio that invests only in investment grade debt securities because issuers of high-yield debt securities are generally less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for more highly rated debt securities. As a result, the Portfolio’s subadviser may find it more difficult to value or sell lower-rated debt securities and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio.

Floating Rate Loans - The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. The purchase of assignments will typically result in the Portfolio having a direct contractual relationship with the borrower, and the Portfolio may enforce compliance by the borrower with the terms of the loan agreement. The Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation or assignment.

The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments, it acquires direct rights against the borrower of the loan. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing.

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The Portfolio will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Inflation-Indexed Bonds - The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value that is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Collateralized Obligations - The Portfolio may invest in collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), other collateralized debt obligations (“CDOs”), and other similarly structured securities. CDOs, CBOs and CLOs are types of asset-backed securities. A CBO is a trust that is backed by a diversified pool of high risk, below investment grade fixed-income securities. The collateral can be from many types of fixed-income securities such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically collateralized by a pool of loans that may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties.

For CDOs, CBOs and CLOs, the cash flow from the trust is split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is typically the “equity” or “first loss” tranche, which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Senior tranches are paid from the cash flows from the underlying assets before the junior tranches and equity tranches. Losses are first borne by the equity tranches, next by the junior tranches, and finally by the senior tranches. The risks of an investment in a CBO, CLO or other CDO depend largely on the quality and type of the collateral securities and the class of the instrument in which a Portfolio invests. If some debt instruments go into default and the cash collected by the CBO, CLO or CDO is insufficient to pay all of its investors, those in the lowest, most junior tranches suffer losses first. Since they are partially protected from defaults, senior tranches typically have higher ratings and lower potential yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, more senior tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class.

Mortgage-Related and Other Asset-Backed Securities - The Portfolio may invest in mortgage-related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by or payable from, mortgage loans on real property or other receivables. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

In one type of SMBS, one class receives all of the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security until maturity. These adjustments are netted against payments received for the IOs and the net amount is included in interest income on the Statement of Operations of the Portfolio. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage-related and other asset-backed securities held by the Portfolio are included in the Portfolio’s Schedule of Investments.

The Portfolio may invest a significant portion of its assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

Mortgage Dollar Rolls - The Portfolio may enter into mortgage “dollar rolls” in which a Portfolio sells to-be-announced (“TBA”) mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. For the duration of the transaction, or roll period, the Portfolio

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foregoes principal (including prepayments of principal) and interest paid on the securities sold. Dollar rolls are accounted for as purchase and sale transactions; gain or loss is recognized at the commencement of the term of the dollar roll and each time the mortgage-backed security is rolled.

Mortgage dollar roll transactions involve the risk that the market value of the securities that the Portfolio is required to reacquire may be less than the agreed-upon repurchase price of those securities and that the investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities transferred or sold, as applicable, as part of the treasury or mortgage dollar roll.

TBA Purchase and Forward Sale Commitments - The Portfolio may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to the settlement date, which is in addition to the risk of decline in the value of the Portfolio’s other assets. TBA forward sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation and Fair Value Measurements”.

When-Issued and Delayed-Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed-delivery basis. Settlement of such transactions will occur beyond the customary settlement period. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Upon making a commitment to purchase a security on a when-issued or delayed-delivery basis, the Portfolio will hold liquid assets in a segregated account with the Portfolio’s Custodian, or set aside liquid assets in the Portfolio’s records, worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

Short Sales - The Portfolio may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Portfolio owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately.

The Portfolio may also make short sales of a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold short by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold short. Until the Portfolio replaces a borrowed security, the Portfolio will segregate with its Custodian, or set aside in the Portfolio’s records, cash or other liquid assets at such a level that: (i) the amount segregated, or set aside, plus the amount deposited with the broker as collateral will equal the current value of the security sold short: and (ii) the amount segregated plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. The proceeds received from a short sale are recorded as a liability. The Portfolio will realize a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. Conversely, the Portfolio will realize a gain if the security declines in price between those dates. The latter result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Portfolio may be required to pay in connection with a short sale. No more than one third of the Portfolio’s net assets will be, when added together: (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales; and (ii) segregated in connection with short sales.

Due to Custodian - Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Portfolio to make properly authorized payments. When such payments result in an overdraft, the Portfolio is obligated to repay the Custodian at the current rate of interest charged by the Custodian for secured loans. This obligation is payable on demand to the Custodian. The Custodian has a lien on the Portfolio’s assets to the extent of any overdraft. At June 30, 2022, the Portfolio had a payment of $287,018 due to the Custodian pursuant to the foregoing arrangement. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value and such inputs would be considered level 2 in the fair value hierarchy at June 30, 2022. The Portfolio’s average overdraft advances during the six months ended June 30, 2022 were not significant.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The

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Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2022, the Portfolio had direct investments in repurchase agreements with a gross value of $423,642,802, which is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2022.

Secured Borrowing Transactions - The Portfolio may enter into transactions consisting of a transfer of a security by the Portfolio to a financial institution or counterparty, with a simultaneous agreement to reacquire the same, or substantially the same security, at an agreed-upon price and future settlement date. Such transactions are treated as secured borrowings, and not as purchases and sales. The Portfolio receives cash from the transfer of the security to use for other investment purposes. During the term of the borrowing, the Portfolio is not entitled to receive principal and interest payments, if any, made on the security transferred to the counterparty during the term of the agreement. The difference between the transfer price and the reacquisition price, known as the “price drop,” is included in net investment income. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may also receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The cost of the secured borrowing transaction is recorded as interest expense over the term of the borrowing. The agreed-upon proceeds for securities to be reacquired by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio did not enter into secured borrowing transactions during the six months period ended June 30, 2022.

3. Investments in Derivative Instruments

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed-upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the valuation date, is included in the Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Portfolio may also experience losses even when such contracts are used for hedging purposes. The Portfolio’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Futures Contracts - The Portfolio may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Statement of Operations. When the contract is closed or expires, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include

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the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. If futures contracts are exchange-traded, the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default. For OTC futures, the Portfolio’s ability to terminate the positions may be more limited than in the case of exchange-traded positions and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

Options Contracts - An option contract purchased by the Portfolio gives the Portfolio the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by the Portfolio give the holder the right to buy the underlying instrument from the Portfolio at a fixed exercise price; put options written by the Portfolio give the holder the right to sell the underlying instrument to the Portfolio at a fixed exercise price.

The Portfolio may use options to hedge against changes in values of securities the Portfolio owns or expects to purchase, to maintain investment exposure to a target asset class or to enhance return. Writing puts or buying calls tend to increase the Portfolio’s exposure to the underlying instrument and writing calls or buying puts tends to decrease the Portfolio’s exposure to the underlying instrument, and can be used to hedge other Portfolio investments. For options used to hedge the Portfolio’s investments, the potential risk to the Portfolio is that the change in value of options contracts may not correspond perfectly to the change in value of the hedged instruments. The Portfolio also bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Portfolio may not be able to enter into a closing transaction due to an illiquid market. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of purchased options is typically the premium initially paid for the option plus any unrealized gains.

The main risk associated with purchasing an option is that the option expires without being exercised. In this case, the option is worthless when it expires and the premium paid for the option is considered a realized loss. The risk associated with writing a call option is that the Portfolio may forgo the opportunity for a profit if the market value of the underlying instrument increases and the option is exercised, requiring the Portfolio to sell the underlying instrument at a price below its market value. When the Portfolio writes a call option on a security it does not own, its exposure on such an option is theoretically unlimited. The risk in writing a put option is that the Portfolio may incur a loss if the market value of the underlying instrument decreases and the option is exercised, requiring the Portfolio to purchase the underlying instrument at a price above its market value. In addition, the Portfolio risks not being able to enter into a closing transaction for the written option as the result of an illiquid market for the option.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid for the call option.

The premium received by the Portfolio for a written option is recorded as an asset and an equivalent liability. The liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires without being exercised or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Portfolio realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received by the Portfolio is offset against the amount paid for the purchase of the underlying instrument.

The purpose of inflation-capped options is to protect the buyer from inflation, above a specified rate, eroding the value of investments in inflation-linked products with a given notional exposure. Inflation-capped options are used to give downside protection to investments in inflation-linked products by establishing a floor on the value of such products.

Swaptions are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaptions is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement at any time before the expiration of the option.

An Option on Exchange-Traded Futures Contract (“Futures Option”) is an option contract in which the underlying instrument is a single futures contract.

Swap Agreements - The Portfolio may enter into swap agreements in which the Portfolio and a counterparty agree to either make periodic net payments on a specified notional amount or net payment upon termination. Swap agreements are either privately negotiated in the OTC market (“OTC swaps”) or executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The Portfolio may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash may be paid or received, as applicable, by the Portfolio as collateral or margin in accordance with the terms of the respective swap agreements

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to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Portfolio as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is reflected on the Statement of Assets and Liabilities.

Centrally Cleared Swaps: Clearinghouses currently offer clearing derivative transactions which include interest rate and credit derivatives. In a cleared derivative transaction, a Portfolio typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Portfolio’s exposure to the credit risk of the original counterparty. The Portfolio typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Portfolio would be required to post in an uncleared derivative transaction.

Swap agreements are marked-to-market daily. The fair value of an OTC swap is reflected on the Statement of Assets and Liabilities. The changes in value, if any, are reflected as a component of net change in unrealized appreciation/depreciation on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities and as a component of unrealized appreciation/depreciation on the Statement of Operations. Upfront payments paid or received upon entering into the swap agreement compensate for differences between the stated terms of the swap agreement and prevailing market conditions (such as credit spreads, currency exchange rates, interest rates, and other relevant factors). Upon termination or maturity of the swap, upfront premiums are recorded as realized gains or losses on the Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit, and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Portfolio may enter into swap transactions with counterparties in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to cover the Portfolio’s exposure to the counterparty. Counterparty risk related to centrally cleared swaps is mitigated due to the protection against defaults provided by the exchange on which these contracts trade.

Credit Default Swaps: The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers, or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed. Credit default swaps involve one party making a stream of payments (referred to as the buyer of protection) to another party (referred to as the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index. A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, write-down, principal shortfall or interest shortfall. As the seller of protection, if an underlying credit event occurs, the Portfolio will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation (or underlying securities comprising the referenced index), or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation (or underlying securities comprising the referenced index). In return, the Portfolio would receive from the counterparty an upfront or periodic stream of payments throughout the life of the credit default swap agreement provided that no credit event has occurred. As the seller of protection, the Portfolio will effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the credit default swap.

The Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio. This would involve the risk that the investment may be worthless when it expires and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk, whereby the seller may fail to satisfy its payment obligations to the Portfolio in the event of a default. As the buyer of protection, if an underlying credit event occurs, the Portfolio will either receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation (or underlying securities comprising the referenced index), or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation (or underlying securities comprising the referenced index). If no credit event occurs and the Portfolio is a buyer of protection, the Portfolio will typically recover nothing under the credit default swap

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agreement, but it will have had to pay the required upfront payment or stream of continuing payments under the credit default swap agreement. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted obligation.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. An index credit default swap references all the names in the index, and if there is a credit event involving an entity in the index, the credit event is settled based on that entity’s weight in the index. A Portfolio may use credit default swaps on credit indices as a hedge for credit default swaps or bonds held in the portfolio, which is less expensive than it would be to buy many individual credit default swaps to achieve similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and may be used to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on a credit index or corporate or sovereign issuer, serve as some indication of the status of the payment/performance risk and the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity or index also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Wider credit spreads generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the particular swap agreement. When no implied credit spread is available for a credit default swap, the current unrealized appreciation/depreciation on the position may be used as an indicator of the current status of the payment/performance risk.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2022, for which the Portfolio is the seller of protection, are disclosed in the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swaps: The Portfolio may enter into interest rate swaps to manage its exposure to interest rates or to protect against currency fluctuations, to adjust its interest rate sensitivity (duration), to preserve a return or spread on a particular investment, or otherwise as a substitute for a direct investment in debt securities. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Other forms of interest rate swap agreements may include: (1) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; (2) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; (3) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels; and (4) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.

Total Return Swaps: The Portfolio may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. When the Portfolio pays interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the Portfolio may be required to pay the change in value to the counterparty in addition to the interest payment; conversely, when the Portfolio receives interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the Portfolio may receive the change in value in addition to the interest payment. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying asset increases and receives payment from the other party if the value of the underlying asset decreases.

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The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2022 by category of risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Unrealized appreciation on centrally cleared swap contracts (a) (b)	$28,353,968	Unrealized depreciation on centrally cleared swap contracts (a) (b)	$69,990,384
	Unrealized appreciation on futures contracts (b) (c)	9,316,632	Unrealized depreciation on futures contracts (b) (c)	10,856,518
			Written options at value (d)	4,885,909
Credit	Unrealized appreciation on centrally cleared swap contracts (a) (b)	1,435,232	OTC swap contracts at market value (e)	5,031,508
			Unrealized depreciation on centrally cleared swap contracts (a) (b)	11,210,592
			Written options at value	2,102,810
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	12,129,899	Unrealized depreciation on forward foreign currency exchange contracts	14,150,329
			Written options at value	404,171

Total		$51,235,731		$118,632,221

(a)	Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Schedule of Investments. Only the variation margin is reported within the Statement of Assets and Liabilities.
(b)	Financial instrument not subject to a master netting agreement.
(c)	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
(d)	Includes exchange traded written options with a value of $1,852,175 that are not subject to a master netting agreement.
(e)	Excludes OTC swap interest receivable of $161,103 and OTC swap interest payable of $13,669.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.

The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 4), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2022.

Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Barclays Bank plc	$2,581,372	$(1,039,587)	$(1,480,000)	$61,785
BNP Paribas S.A.	2,922,642	(1,458,638)	(1,350,000)	114,004
Citibank N.A.	213,323	(213,323)	—	—
Deutsche Bank AG	5,024,925	(1,310,523)	(3,714,402)	—
Goldman Sachs Bank USA	107,212	(107,212)	—	—
JPMorgan Chase Bank N.A.	911,528	(911,528)	—	—
Societe Generale	96,488	(96,488)	—	—
UBS AG	272,409	(272,409)	—	—

	$12,129,899	$(5,409,708)	$(6,544,402)	$175,789

The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2022.

Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Barclays Bank plc	$1,039,587	$(1,039,587)	$—	$—
BNP Paribas S.A.	1,458,638	(1,458,638)	—	—
Citibank N.A.	2,019,577	(213,323)	(1,806,254)	—
Deutsche Bank AG	1,310,523	(1,310,523)	—	—
Goldman Sachs Bank USA	4,490,237	(107,212)	(2,682,805)	1,700,220
Goldman Sachs International	709,175	—	(573,241)	135,934
JPMorgan Chase Bank N.A.	8,348,842	(911,528)	(7,219,441)	217,873
Morgan Stanley Capital Services LLC	3,190,589	—	(2,736,256)	454,333
Societe Generale	226,184	(96,488)	(129,696)	—
UBS AG	1,929,200	(272,409)	(1,656,791)	—

	$24,722,552	$(5,409,708)	$(16,804,484)	$2,508,360

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*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2022:

Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Credit	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$8,307,540	$8,307,540
Swap contracts	6,679,598	(4,604,773)	—	2,074,825
Futures contracts	(10,714,620)	—	—	(10,714,620)
Written options	(4,743,120)	1,079,841	—	(3,663,279)

	$(8,778,142)	$(3,524,932)	$8,307,540	$(3,995,534)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Credit	Foreign Exchange	Total
Purchased options	$887,706	$—	$—	$887,706
Forward foreign currency transactions	—	—	(1,745,214)	(1,745,214)
Swap contracts	(36,527,141)	(13,326,599)	—	(49,853,740)
Futures contracts	(5,686,015)	—	—	(5,686,015)
Written options	(1,361,863)	(690,176)	1,220,380	(831,659)

	$(42,687,313)	$(14,016,775)	$(524,834)	$(57,228,922)

For the six months ended June 30, 2022, the average notional par or face amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Purchased options	20,953,919
Forward foreign currency transactions	1,230,162,518
Futures contracts long	784,631,575
Futures contracts short	(641,920,073)
Swap contracts	2,681,415,416
Written options	(1,331,948,017)

‡	Averages are based on activity levels during the period for which the amounts are outstanding.

4. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the COVID-19 pandemic. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The COVID-19 pandemic has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this pandemic, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. At this time, it is still not possible to estimate the severity or duration of the COVID-19 pandemic, including the severity, duration and frequency of any additional “waves” or emerging variants of COVID-19. It is also still not possible to estimate the duration or frequency of the utilization of any therapeutic treatments and vaccines for COVID-19 or variants thereof. It is likewise still not possible to predict or estimate the longer-term effects of the COVID-19 pandemic, or any actions taken to contain or address the pandemic, on the

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Portfolios, the financial markets, and economy at large. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

In late February 2022, Russian military forces invaded Ukraine, significantly amplifying already existing geopolitical tensions among Russia, Ukraine, Europe, NATO, and the West. Russia’s invasion, the responses of countries and political bodies to Russia’s actions, and the potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities such as oil and natural gas. Following Russia’s actions, various countries, including the U.S., Canada, the United Kingdom, Germany, and France, as well as the European Union, issued broad-ranging economic sanctions against Russia. Sanctions threatened or imposed by these jurisdictions, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or the Portfolio. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Portfolio. Sanctions, or the threat of new or modified sanctions, could impair the ability of the Portfolio to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Portfolio, even if the Portfolio does not have direct exposure to securities of Russian issuers.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (e.g., futures contracts and exchange-traded options), while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options).

For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar master agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Portfolio the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to such counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

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Master Securities Forward Transaction Agreements (“MSFTA”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as TBA securities and delayed-delivery or secured borrowings transactions by and between the Portfolio and select counterparties. The MSFTA maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency, which is segregated at a broker account registered with the Commodities Futures Trading Commission, or the applicable regulator. In a cleared derivative transaction, the Portfolio’s counterparty is a clearinghouse rather than a bank or broker. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

Foreign Investment Risk: The investments by the Portfolio in foreign securities, whether direct or indirect, involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation, unexpected market closures or other political, social or economic developments, such as the imposition of economic sanctions against one or more countries, organizations, entities and/or individuals, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, which is the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In 2017, the UK Financial Conduct Authority (FCA) announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. dollar LIBOR and the Sterling Overnight Interbank Average Rate for GBP LIBOR). Various financial industry groups have been planning for the transition away from LIBOR and markets are developing in response to these new rates, but there are concerns around liquidity of the new rates and obstacles to converting certain securities and transactions to new rates. Neither the effect of the transition process nor its ultimate success can yet be known. The transition away from and eventual elimination of LIBOR may adversely affect the interest rates on, and liquidity and value of, certain assets and liabilities of the Portfolio that are tied to LIBOR. These may include bank loans, floating rate securities, structured securities (including asset-backed and mortgage-backed securities), other debt securities, derivatives, and financing transactions tied to LIBOR, particularly insofar as the documentation governing such instruments does not include “fall back” provisions addressing the transition from LIBOR. The effect of any changes to, or discontinuation of, LIBOR on the Portfolio will vary depending on, among other things (1) existing fallback or termination provisions in individual contracts and (2) the extent to which industry participants adopt new reference rates and fallbacks for both legacy and new products and instruments. The Subadviser may have discretion to determine a successor or substitute reference rate, including any price or other adjustments to account for differences between the successor or substitute reference rate and previous rate. Such successor or substitute reference rate and any adjustments selected may negatively impact the Portfolio’s investments, performance or financial condition, and may expose the Portfolio to additional tax, accounting and regulatory risks. The transition away from LIBOR may affect the value, liquidity or return on certain Portfolio investments and may result in costs incurred in connection with closing out positions and entering into new trades, adversely impacting the Portfolio’s overall financial condition or results of operations. It is difficult to predict the full impact of the transition away from LIBOR and the adoption of alternative reference rates on the Portfolio.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

BHFTI-45

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, including mortgage dollar roll and TBA transactions but excluding short-term securities, for the six months ended June 30, 2022 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$10,542,263,188	$583,105,023	$10,177,260,304	$584,272,453

Purchases and sales of mortgage dollar rolls and TBA transactions for the six months ended June 30, 2022 were as follows:

Purchases	Sales
$10,515,873,239	$9,974,118,073

6. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2022	% per annum	Average Daily Net Assets
$11,372,202	0.500%	First $1.2 billion
	0.475%	Over $1.2 billion

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. Pacific Investment Management Company LLC (“the Subadviser”) is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, the Adviser has agreed, for the period April 29, 2022 to April 30, 2023 to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.025%	$1 billion to $3 billion
0.050%	Over $3 billion

An identical agreement was in place for the period April 30, 2021 to April 29, 2022. Amounts waived for the six months ended June 30, 2022 were $685,524 and are included in the total amount shown as management fee waiver in the Statement of Operations.

The Subadviser has voluntarily agreed to waive a portion of its subadvisory fees payable by the Adviser to the Subadviser for managing the Portfolio. In addition to the above advisory fee waiver, the Adviser has agreed to reduce its advisory fee reflecting a portion of the amount waived by the Subadviser for managing the Portfolio pursuant to the voluntary subadvisory fee waiver. $228,824 was waived in the aggregate for the six months ended June 30, 2022 and is reflected in the total amount shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its

BHFTI-46

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2022 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. During the six months ended June 30, 2022, deferred compensation losses exceeded accrued Trustees’ fees and expenses. As such, changes in the value of participants’ deferral accounts in excess of the Trustees’ fees and expenses are reflected as a component of Miscellaneous expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2022 was as follows:

Cost basis of investments	$6,001,693,299

Gross unrealized appreciation	107,179,235
Gross unrealized (depreciation)	(646,164,420)

Net unrealized appreciation (depreciation)	$(538,985,185)

The tax character of distributions paid for the years ended December 31, 2021 and 2020 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2021	2020	2021	2020	2021	2020
$249,480,878	$194,419,066	$75,883,161	$—	$325,364,039	$194,419,066

As of December 31, 2021, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation (Depreciation)	Accumulated Capital Losses	Total
$133,172,810	$—	$(26,807,879)	$(5,788,232)	$100,576,699

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2021, the Portfolio had accumulated short-term capital losses of $5,788,232.

9. Recent Accounting Pronouncement

In January 2021, the FASB issued Accounting Standards Update No. 2021-01 (“ASU 2021-01”), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and

BHFTI-47

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

particularly the risk of cessation of LIBOR, as regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective through December 31, 2022, for all entities. The expedients and exceptions provided by the amendments do not apply to contract modifications and hedging relationships entered into or evaluated after December 31, 2022, except for hedging transactions as of December 31, 2022, that an entity has elected certain optional expedients for and that are retained through the end of the hedging relationship. Management expects that the adoption of the guidance will not have a material impact on the Portfolio’s financial statements.

BHFTI-48

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

For the period April 1, 2021 through March 31, 2022, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-49

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Managed By Schroder Investment Management North America Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2022, the Class B shares of the Schroders Global Multi-Asset Portfolio returned -19.06%. The Portfolio’s benchmark, the Dow Jones Moderate Portfolio Index¹, returned -15.76%.

MARKET ENVIRONMENT / CONDITIONS

It was a difficult start to the year, as the widespread shock caused by the Russian invasion of Ukraine and its grave human implications fed through the markets. Markets around the world struggled during the first half of this year, as economic uncertainty surged with the war in Europe, a lockdown-induced recession in China, high inflation, and several major central banks starting the most aggressive series of policy rate increases in decades.

In the first quarter, U.S. stocks declined as Russia’s invasion of Ukraine amplified existing concerns over inflation pressures, although economic data otherwise remained stable. As inflation pressures built across the first quarter, the Federal Reserve (the “Fed”) initiated a new monetary policy tightening cycle with a 25 basis-point rate hike in March. Eurozone equities fell sharply, as certain European countries had a large exposure to Russian gas and the quarter saw rising prices and doubts over the ongoing security of supply. Emerging market (“EM”) equities were firmly down as Russia’s full-scale invasion of Ukraine sparked a raft of sanctions from the U.S. and its Western allies. In fixed income, government bond yields rose sharply. Elevated inflationary pressure was exacerbated by the war in Ukraine, resulting in an even more hawkish (aggressively toned policy) turn by central banks than the market expected. Corporate bonds underperformed government bonds and high yield bonds saw greater negative price performance than investment grade bonds, but higher total returns due to income. Commodities achieved a strong return in the first quarter of 2022, driven by sharply higher prices for energy and wheat following Russia’s invasion of Ukraine.

The challenging market conditions deepened in the second quarter of 2022, with both equity and bond markets falling meaningfully as investors eyed rising interest rates and economic growth risk. U.S. equities fell further in the second quarter, as the Fed telegraphed a series of interest rate hikes to tackle rising inflation and admitted that delivering a moderate economic slowdown would be challenging. The second quarter saw further steep declines for eurozone equities as the war in Ukraine continued and concerns mounted over potential gas shortages and rationing. Higher inflation also dented consumer confidence, with the European Central Bank (the “ECB”) poised to raise interest rates in response in July. EM equities experienced a correction in the second quarter, with U.S. dollar strength a key headwind. Notably, China generated a positive return as lockdown measures in certain cities were eased and macroeconomic indicators began to improve. Meanwhile, additional economic support measures were unveiled, and the authorities announced a significant reduction in quarantine restrictions. In fixed income, bonds continued to sell off sharply, with yields markedly higher amid still-elevated inflation data, hawkish central banks and rising interest rates. However, bonds rallied somewhat at quarter-end, amid growth concerns. Corporate bonds suffered in the broad bond market sell-off, underperforming government bonds. Commodities continued to outperform in the second quarter with higher energy prices amid rising demand and supply constraints due to the ongoing conflict in Ukraine.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The Portfolio aims to capture global growth opportunities while mitigating against market volatility. The Portfolio combines active strategies, for longer-term strategic exposures, and passive components, to facilitate rapid implementation of thematic and tactical views in a cost-effective way. The portfolio managers seek to pre-emptively manage risk in strategic exposures through forward-looking market views, complemented by a volatility management strategy seeking to cap Portfolio volatility at 10% (as measured by standard deviation) over 12-month periods. The Portfolio employs an interest rate overlay to improve diversification and balance the sources of risk through utilizing U.S. Treasury 10-year interest rate swaps.

The Portfolio underperformed the Dow Jones Moderate Portfolio Index over the six-month period, ending June 30, 2022. The main headwind to performance was the interest rate swap overlay, as interest rates rose significantly over the first half of the year, (as interest rates rise, bond prices fall). On the other hand, the volatility cap was one of the largest contributors over the six-month period, cushioning the Portfolio during the market downturn. Volatility in the Portfolio rose in the early parts of the year and the volatility cap re-activated for the first time in almost a year on February 4th and remained in place through the end of the period.

Overall fixed income weighed on performance; losses in security selection erased gains found in asset allocation. Fixed income asset allocation contributed to performance driven by an underweight allocation to U.S. bonds versus the benchmark index. Our short (when an investor sells a position they don’t own with the intention to buy it back later) positions in U.S. government bonds contributed, as interest rates rose and bond prices fell. Underlying security selection within U.S. bonds detracted from performance over the period. Within the U.S. investment grade strategy, security selection within banking, energy, consumer non-cyclicals, and capital goods detracted from performance the most.

In terms of asset allocation, the largest contributor over the six months was commodities. Commodities were the standout asset class over the period, as heightened geopolitical risks and the imbalance between supply and demand drove prices higher. Equity asset allocation weighed on returns as overweight allocation to Canadian, European, and U.S. equities versus the Dow Jones Moderate Portfolio Index detracted from performance. Positive equity security selection offset losses in asset allocation. Strong security selection in Canadian, European, and Asian Pacific equities contributed to performance.

BHFTI-1

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Managed By Schroder Investment Management North America Inc.

Portfolio Manager Commentary*—(Continued)

In terms of our asset allocation positioning, the Portfolio started the period overweight equities, however, we began reducing our overweight in January as we became concerned about a more stagflationary scenario for the economy. We ended the quarter underweight equities versus the Dow Jones Moderate Portfolio Index. During the first quarter of 2022, we saw upward pressure on bond yields challenging the frothier growth-oriented equity names, so we sold Nasdaq future contracts. Near the end of the first quarter, we added two equity positions, U.S. energy and global clean energy, to capture rising energy prices. We also added a gold miners exchange-traded fund position, as we believed there was potential upside for gold given key macro drivers of U.S. real (i.e., inflation adjusted) interest rates. Lastly, we reintroduced our long (buy with expectation that it will increase in value) Russell 2000 Index vs S&P 500 Index trade as recent market weakness had created an interesting opportunity to enter the trade; we added the position as small caps have historically weathered interest rate hikes well. Within fixed income, we had an underweight allocation versus the index, as we started the year with a negative stance on bonds. Tighter liquidity conditions pressured credit spreads higher, so we reduced our exposure to our U.S. investment grade strategy. We also added an emerging market debt (local currency) position to capture the theme that the inflation and hiking cycle within EM was much further along as compared to its developed market counterparts. Near the end of the first quarter, we closed this position as the economic environment had changed rather significantly with stagflationary as well as recessionary risks mounting. Over the first quarter, we introduced several tactical currency trades; long euro vs sterling, long Australian dollar vs U.S. dollar, long Czech koruna vs euro, and long Mexican peso vs Canadian dollar.

During the second quarter, we went further underweight in equities as markets were caught in the cross currents of concerns about rate increases on the one hand and worries about recessionary risks on the other. We closed several equity positions over the quarter including EM equities, long Russell 2000 Index vs S&P 500 Index, U.S. energy, global clean energy, and gold miners. At the end of the second quarter, we added long Chinese equities as China’s recent cut of key policy interest rates opened the door to more monetary easing actions ahead, in contrast with the rest of the world. Additionally, we introduced a global natural resources position which provided us a broader commodity exposure with the index invested equally into energy, agriculture, and metals. Our underweight position in equities continued to be paired with an overweight position in commodities as the asset class is an important hedge in a stagflationary environment. We went further underweight in our overall fixed income exposure, driven primarily by the introduction of shorts in international government bonds. We introduced short German 2-year and Italian 10-year sovereign bond positions as the ECB came late to the game due to lingering restrictions due to COVID-19, and from the energy shock due to the Russia-Ukraine war. We took profit on the Italian 10-year position in June as the ECB confirmed our expectation of rising rates in Europe, but we remain concerned about European yields. Additionally in the same month, we introduced a short Japanese 10-year position as the Bank of Japan continues to defend yield curve control at a rapid buying pace. On the currency side, we closed long Czech koruna vs euro and long Mexican peso vs Canadian dollar.

The Portfolio primarily used derivative instruments to adjust equity, fixed income, currency, and interest rate exposures. The derivatives positions performed in line with expectations and facilitated the Portfolio’s overall performance by providing a cost-effective and liquid approach to gaining the desired market exposure versus implementation via physical instruments.

As of June 30, 2022, the Portfolio was underweight equities and underweight fixed income. The Portfolio’s allocation to developed equities was 53.5% and the allocation to investment grade bonds was 38.2%. We held approximately 3.4% in opportunistic asset classes, specifically, emerging market equities, high yield debt, and commodities. The Portfolio’s cash level was 13.8%. The volatility cap was activated in February and remained on at the end of the period. The volatility of the Portfolio’s positioning as of the end of the period was less than 10% annualized.

Johanna Kyrklund

Michael Hodgson

Portfolio Managers

Schroder Investment Management North America Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The Dow Jones Moderate Portfolio Index is a member of the Dow Jones Relative Risk Index Series and is designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent an investor’s desired risk profile. The Dow Jones Moderate Portfolio Index level is set to 60% of the Dow Jones Global Stock CMAC Index’s downside risk over the past 36 months.

BHFTI-2

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

A $10,000 INVESTMENT COMPARED TO THE DOW JONES MODERATE PORTFOLIO INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2022

	6 Month	1 Year	5 Year	10 Year
Schroders Global Multi-Asset Portfolio
Class B	-19.06	-15.51	1.58	4.41
Dow Jones Moderate Portfolio Index	-15.76	-14.07	4.54	6.19

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2022

Top Equity Sectors

% of Net Assets
Information Technology	11.7
Health Care	8.1
Financials	6.6
Consumer Discretionary	5.3
Industrials	4.8

Top Fixed Income Sectors

% of Net Assets
Corporate Bonds & Notes	37.3

BHFTI-3

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2022 through June 30, 2022.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Schroders Global Multi-Asset Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period** January 1, 2022 to June 30, 2022
Class B (a)	Actual	0.93%	$1,000.00	$809.40	$4.17
	Hypothetical*	0.93%	$1,000.00	$1,020.18	$4.66

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 7 of the Notes to Consolidated Financial Statements.

BHFTI-4

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—51.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.5%
Airbus SE	4,048	$397,464
BAE Systems plc	30,712	310,626
Boeing Co. (The) (a)	2,968	405,785
General Dynamics Corp.	2,783	615,739
Howmet Aerospace, Inc.	2,181	68,592
Huntington Ingalls Industries, Inc. (b)	1,427	310,829
L3Harris Technologies, Inc. (b)	1,686	407,506
Lockheed Martin Corp.	3,576	1,537,537
Raytheon Technologies Corp. (b)	9,446	907,855
Safran S.A.	2,293	229,386
TransDigm Group, Inc. (a)	503	269,945

		5,461,264

Air Freight & Logistics—0.3%
DSV A/S	3,602	504,347
FedEx Corp.	2,271	514,859
United Parcel Service, Inc. - Class B (b)	11,358	2,073,289

		3,092,495

Airlines—0.0%
Southwest Airlines Co. (a)	10,028	362,211

Auto Components—0.1%
Aisin Corp.	3,600	111,539
Aptiv plc (a)	2,215	197,290
BorgWarner, Inc.	5,719	190,843
Continental AG	1,578	109,966
Magna International, Inc.	3,162	173,625
NGK Spark Plug Co., Ltd.	7,200	130,813

		914,076

Automobiles—1.0%
Ferrari NV	1,033	190,528
Ford Motor Co.	34,400	382,872
General Motors Co. (a) (b)	27,360	868,954
Harley-Davidson, Inc.	2,821	89,313
Honda Motor Co., Ltd.	34,500	834,539
Isuzu Motors, Ltd.	10,900	120,176
Kia Corp.	1,909	113,893
Mazda Motor Corp.	19,700	161,324
Mercedes-Benz Group AG	7,498	433,908
Stellantis NV (Milan-Traded Shares)	34,685	431,953
Subaru Corp.	7,400	131,644
Suzuki Motor Corp.	4,400	138,435
Tesla, Inc. (a)(b)	7,851	5,287,020
Toyota Motor Corp.	109,000	1,678,677
Yamaha Motor Co., Ltd. (b)	7,300	133,872

		10,997,108

Banks—2.9%
ABN AMRO Bank NV	5,221	58,698
Australia & New Zealand Banking Group, Ltd.	30,061	457,377
Banco Bilbao Vizcaya Argentaria S.A.	46,572	211,375
Banco Santander S.A. (b)	124,950	352,353
Bank of America Corp.	80,503	2,506,058

Banks—(Continued)
Bank of Montreal	12,818	1,232,607
Bank of Nova Scotia (The)	8,887	525,957
Bank OZK (b)	2,862	107,411
Barclays plc	343,669	643,402
BNP Paribas S.A.	14,516	691,149
Citigroup, Inc.	21,873	1,005,939
Commonwealth Bank of Australia	11,095	692,571
DBS Group Holdings, Ltd.	11,500	246,151
Erste Group Bank AG	9,205	233,820
Fifth Third Bancorp (b)	8,473	284,693
HSBC Holdings plc	30,000	197,969
HSBC Holdings plc (Hong Kong-Traded Shares)	205,178	1,338,548
ING Groep NV	63,843	633,612
Intesa Sanpaolo S.p.A.	159,846	300,541
JPMorgan Chase & Co.	57,532	6,478,678
KBC Group NV	1,212	68,083
KeyCorp	5,794	99,831
Lloyds Banking Group plc	1,138,851	587,434
Mitsubishi UFJ Financial Group, Inc.	177,600	950,248
Mizuho Financial Group, Inc.	44,090	501,359
National Australia Bank, Ltd.	31,753	600,514
National Bank of Canada	4,190	274,961
NatWest Group plc	96,936	257,865
Nordea Bank Abp	25,192	221,858
Oversea-Chinese Banking Corp., Ltd.	13,400	110,030
PNC Financial Services Group, Inc. (The) (b)	2,960	466,999
Powszechna Kasa Oszczednosci Bank Polski S.A. (a)	6,717	42,151
Regions Financial Corp.	12,124	227,325
Royal Bank of Canada (b)	16,527	1,600,315
Signature Bank	3,474	622,576
Skandinaviska Enskilda Banken AB - Class A	33,926	333,361
Societe Generale S.A.	16,845	369,436
Standard Chartered plc	70,972	535,117
Sumitomo Mitsui Financial Group, Inc.	8,500	252,441
Swedbank AB - A Shares	4,018	50,836
Toronto-Dominion Bank (The) (b)	26,393	1,730,759
Truist Financial Corp. (b)	20,648	979,335
U.S. Bancorp	51,554	2,372,515
UniCredit S.p.A.	21,766	208,714
United Overseas Bank, Ltd.	3,000	56,796
Wells Fargo & Co.	41,638	1,630,960
Westpac Banking Corp.	31,426	423,226

		33,773,954

Beverages—1.2%
Anheuser-Busch InBev S.A.	6,322	341,025
Britvic plc	15,166	149,850
Brown-Forman Corp. - Class B	5,355	375,707
Coca-Cola Co. (The)	48,577	3,055,979
Diageo plc	42,081	1,815,451
Monster Beverage Corp. (a)	8,271	766,722
PepsiCo, Inc.	36,831	6,138,254
Pernod Ricard S.A.	4,499	833,375

		13,476,363

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-5

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Biotechnology—0.9%
AbbVie, Inc. (b)	20,150	$3,086,174
Alnylam Pharmaceuticals, Inc. (a) (b)	1,563	227,963
Amgen, Inc.	8,501	2,068,293
Argenx SE (a)	733	276,647
Biogen, Inc. (a)	1,072	218,624
CSL, Ltd.	3,206	595,702
Exact Sciences Corp. (a) (b)	1,397	55,028
Gilead Sciences, Inc. (b)	15,252	942,726
Horizon Therapeutics plc (a)	4,789	381,971
Incyte Corp. (a) (b)	2,047	155,510
Moderna, Inc. (a)	2,000	285,700
Regeneron Pharmaceuticals, Inc. (a) (b)	1,451	857,730
United Therapeutics Corp. (a)	752	177,201
Vertex Pharmaceuticals, Inc. (a) (b)	1,882	530,329

		9,859,598

Building Products—0.3%
AGC, Inc. (b)	2,500	87,965
Allegion plc	6,683	654,266
Assa Abloy AB - Class B	15,595	333,732
Cie de Saint-Gobain	13,925	604,880
Daikin Industries, Ltd.	3,400	545,685
Johnson Controls International plc (b)	7,686	368,006
Masco Corp.	7,382	373,529
Owens Corning	1,445	107,378
Trane Technologies plc	2,982	387,272
Xinyi Glass Holdings, Ltd.	40,000	96,278

		3,558,991

Capital Markets—1.8%
Affiliated Managers Group, Inc. (b)	831	96,895
Ameriprise Financial, Inc. (b)	2,439	579,701
Anima Holding S.p.A.	12,738	46,989
Artisan Partners Asset Management, Inc. - Class A	2,726	96,964
Azimut Holding S.p.A.	2,002	35,030
Bank of New York Mellon Corp. (The) (b)	18,015	751,406
BlackRock, Inc. (b)	2,402	1,462,914
Blackstone Inc.	4,342	396,121
Bolsa Mexicana de Valores S.A.B. de C.V.	22,500	39,720
Brookfield Asset Management, Inc. - Class A (b)	11,652	518,329
Charles Schwab Corp. (The)	36,376	2,298,236
CME Group, Inc. (b)	2,280	466,716
Credit Suisse Group AG (a)	36,337	206,903
Deutsche Bank AG	16,043	139,791
FactSet Research Systems, Inc.	1,725	663,383
Federated Hermes, Inc. (b)	3,059	97,246
Franklin Resources, Inc. (b)	5,019	116,993
Goldman Sachs Group, Inc. (The) (b)	2,193	651,365
Hargreaves Lansdown plc	10,470	100,516
Hong Kong Exchanges & Clearing, Ltd.	11,400	569,067
Houlihan Lokey, Inc. (b)	2,387	188,406
IG Group Holdings plc	23,170	195,612
Intercontinental Exchange, Inc. (b)	4,386	412,459
Julius Baer Group, Ltd. (a)	5,822	268,977
London Stock Exchange Group plc	2,570	238,905
Macquarie Group, Ltd.	4,622	525,307

Capital Markets—(Continued)
Man Group plc	41,198	125,404
Moody’s Corp. (b)	6,214	1,690,022
Morgan Stanley	43,226	3,287,769
MSCI, Inc.	508	209,372
Nasdaq, Inc.	5,003	763,158
Nomura Holdings, Inc.	43,000	157,276
Northern Trust Corp.	2,285	220,457
Rathbones Group plc	2,180	51,547
Raymond James Financial, Inc.	4,919	439,808
S&P Global, Inc.	2,176	733,443
SEI Investments Co.	2,255	121,815
State Street Corp.	10,042	619,089
T. Rowe Price Group, Inc.	2,449	278,231
UBS Group AG	61,360	990,482

		20,851,824

Chemicals—1.1%
Air Liquide S.A.	9,372	1,266,737
Air Products & Chemicals, Inc. (b)	4,798	1,153,823
Albemarle Corp. (b)	817	170,737
Asahi Kasei Corp.	8,400	64,194
BASF SE	9,006	391,906
Celanese Corp.	717	84,326
CF Industries Holdings, Inc. (b)	823	70,556
Chemours Co. (The)	2,937	94,043
Chr Hansen Holding A/S	2,290	167,072
Corteva, Inc. (b)	39,391	2,132,629
Covestro AG	2,261	78,143
Denka Co., Ltd.	2,100	50,880
Dow, Inc.	7,385	381,140
DuPont de Nemours, Inc. (b)	5,913	328,645
Ecolab, Inc. (b)	2,013	309,519
Givaudan S.A.	162	572,542
Huntsman Corp. (b)	4,044	114,647
ICL Group, Ltd.	9,461	86,398
International Flavors & Fragrances, Inc.	5,848	696,614
Linde plc (b)	3,314	952,874
Livent Corp. (a) (b)	6,308	143,128
LyondellBasell Industries NV - Class A	2,399	209,817
Mitsubishi Gas Chemical Co., Inc.	5,400	77,882
Mosaic Co. (The)	3,869	182,733
Nutrien, Ltd.	5,170	411,728
Sherwin-Williams Co. (The)	6,465	1,447,578
Shin-Etsu Chemical Co., Ltd.	2,900	327,379
Sika AG	1,842	424,941
Sociedad Quimica y Minera de Chile S.A. (ADR)	1,275	106,501
Solvay S.A.	990	80,318
Tosoh Corp.	5,600	69,599
Tronox Holding plc - Class A	2,258	37,934
Wacker Chemie AG	433	62,485
Yara International ASA	5,053	212,056

		12,961,504

Commercial Services & Supplies—0.3%
Cintas Corp.	690	257,736
Republic Services, Inc.	7,336	960,062

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-6

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Commercial Services & Supplies—(Continued)
Waste Management, Inc.	13,226	$2,023,314

		3,241,112

Communications Equipment—0.3%
Arista Networks, Inc. (a)	5,408	506,946
Cisco Systems, Inc.	51,703	2,204,616
Juniper Networks, Inc.	3,610	102,885
Nokia Oyj	44,074	205,305
Telefonaktiebolaget LM Ericsson - B Shares	51,349	383,252

		3,403,004

Construction & Engineering—0.1%
Kajima Corp.	9,600	110,231
Obayashi Corp.	13,200	95,890
Taisei Corp.	2,400	74,779
Vinci S.A.	6,161	553,507

		834,407

Construction Materials—0.1%
CRH plc	12,144	420,341
James Hardie Industries plc	9,493	207,933
Vulcan Materials Co. (b)	6,558	931,892

		1,560,166

Consumer Finance—0.3%
American Express Co.	13,782	1,910,461
Capital One Financial Corp. (b)	6,754	703,699
Discover Financial Services (b)	5,617	531,256

		3,145,416

Containers & Packaging—0.3%
Graphic Packaging Holding Co.	5,685	116,543
International Paper Co. (b)	11,470	479,790
Packaging Corp. of America	2,530	347,875
Sealed Air Corp. (b)	23,186	1,338,296
Silgan Holdings, Inc.	5,223	215,971
Smurfit Kappa Group plc	6,514	219,812
Sonoco Products Co.	4,990	284,630
Westrock Co.	2,081	82,907

		3,085,824

Diversified Consumer Services—0.0%
H&R Block, Inc.	5,128	181,121

Diversified Financial Services—0.2%
Berkshire Hathaway, Inc. - Class B (a)	9,407	2,568,299
Plus500, Ltd.	5,314	108,235

		2,676,534

Diversified Telecommunication Services—0.7%
AT&T, Inc. (b)	108,147	2,266,761
BCE, Inc.	10,016	492,318
Cellnex Telecom S.A.	6,181	240,789
Deutsche Telekom AG	25,822	512,687

Diversified Telecommunication Services—(Continued)
Koninklijke KPN NV	125,031	446,000
KT Corp.	3,175	89,238
Liberty Global plc - Class A (a) (b)	9,509	200,164
Nippon Telegraph & Telephone Corp.	31,100	892,950
Spark New Zealand, Ltd.	141,000	422,641
Swisscom AG	591	327,135
Telecom Italia S.p.A. (a)	257,269	67,410
Telkom Indonesia Persero Tbk PT	675,400	181,496
Verizon Communications, Inc. (b)	50,000	2,537,500

		8,677,089

Electric Utilities—0.7%
Constellation Energy Corp. (b)	3,297	188,786
Duke Energy Corp. (b)	3,664	392,817
Edison International (b)	3,227	204,076
Enel S.p.A.	70,986	390,167
Evergy, Inc.	9,960	649,890
Eversource Energy (b)	5,131	433,416
Exelon Corp. (b)	9,892	448,305
Iberdrola S.A.	51,342	532,766
NextEra Energy, Inc. (b)	39,289	3,043,326
Orsted A/S	2,860	299,057
Red Electrica Corp. S.A.	25,786	488,210
Southern Co. (The)	9,275	661,400
Terna - Rete Elettrica Nazionale	33,599	264,076

		7,996,292

Electrical Equipment—0.5%
ABB, Ltd.	21,206	566,753
Advanced Energy Solution Holding Co., Ltd.	1,000	32,634
AMETEK, Inc.	6,823	749,779
Atkore, Inc. (a)	2,651	220,060
Eaton Corp. plc	4,348	547,805
Emerson Electric Co.	23,202	1,845,487
Encore Wire Corp.	904	93,944
EnerSys	519	30,600
Generac Holdings, Inc. (a) (b)	453	95,393
Legrand S.A.	4,536	337,589
Nidec Corp.	4,000	247,334
Plug Power, Inc. (a) (b)	3,627	60,099
Prysmian S.p.A.	2,000	55,194
Rockwell Automation, Inc. (b)	1,839	366,531
Siemens Energy AG (a)	2,798	41,033
Signify NV	2,337	78,153
Vestas Wind Systems A/S	15,400	326,350

		5,694,738

Electronic Equipment, Instruments & Components—0.3%
Arrow Electronics, Inc. (a)	1,477	165,557
Avnet, Inc.	2,978	127,697
Corning, Inc. (b)	15,004	472,776
Keyence Corp.	1,300	444,898
Keysight Technologies, Inc. (a)	1,272	175,345
Murata Manufacturing Co., Ltd.	6,000	324,963
Nan Ya Printed Circuit Board Corp.	5,000	43,522

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-7

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—(Continued)
Simplo Technology Co., Ltd.	3,000	$25,666
Venture Corp., Ltd.	25,200	302,092
Vontier Corp.	7,882	181,207
Yokogawa Electric Corp.	13,900	228,049
Zebra Technologies Corp. - Class A (a)	2,811	826,294

		3,318,066

Energy Equipment & Services—0.2%
Schlumberger NV	65,577	2,345,034

Entertainment—0.5%
Activision Blizzard, Inc.	15,613	1,215,628
AMC Entertainment Holdings, Inc. - Class A (a) (b)	3,964	53,712
Electronic Arts, Inc. (b)	3,991	485,505
International Games System Co., Ltd.	2,000	50,200
Koei Tecmo Holdings Co., Ltd.	6,600	213,217
Liberty Media Corp. - Liberty Formula One - Class C (a) (b)	7,238	459,396
Netflix, Inc. (a)	4,590	802,653
Nintendo Co., Ltd.	900	388,973
Roku, Inc. (a)	1,023	84,029
Take-Two Interactive Software, Inc. (a)	1,318	161,495
Walt Disney Co. (The) (a) (b)	15,216	1,436,390
Warner Bros Discovery, Inc. (a) (b)	56,795	762,189

		6,113,387

Equity Real Estate Investment Trusts—0.8%
American Tower Corp. (b)	5,654	1,445,106
Camden Property Trust	3,342	449,432
Crown Castle International Corp.	2,783	468,601
Daiwa House REIT Investment Corp.	134	303,754
Digital Realty Trust, Inc. (b)	1,953	253,558
Equinix, Inc.	586	385,014
Equity LifeStyle Properties, Inc. (b)	9,287	654,455
Extra Space Storage, Inc.	4,525	769,793
GLP J-REIT	101	123,443
Nippon Building Fund, Inc. (b)	70	348,298
Nippon Prologis REIT, Inc.	120	295,140
Park Hotels & Resorts, Inc.	6,488	88,042
Prologis, Inc. (b)	5,001	588,368
Public Storage	2,507	783,864
Sabra Health Care REIT, Inc.	8,879	124,040
SBA Communications Corp.	992	317,489
Simon Property Group, Inc.	4,726	448,592
Ventas, Inc.	4,609	237,041
Vicinity Centres	56,867	72,078
Welltower, Inc. (b)	5,492	452,266
Weyerhaeuser Co.	12,672	419,697

		9,028,071

Food & Staples Retailing—0.5%
Costco Wholesale Corp. (b)	7,533	3,610,416
Endeavour Group, Ltd.	8,626	45,089
HelloFresh SE (a)	1,494	48,344
Kesko Oyj - B Shares	7,127	168,247
Koninklijke Ahold Delhaize NV	12,732	331,818

Food & Staples Retailing—(Continued)
Kroger Co. (The) (b)	5,666	268,172
Seven & i Holdings Co., Ltd.	8,800	341,128
Sysco Corp. (b)	4,234	358,662
Walgreens Boots Alliance, Inc.	5,422	205,494
Walmart, Inc. (b)	6,173	750,513
Woolworths Group, Ltd.	8,626	211,901

		6,339,784

Food Products—0.8%
Archer-Daniels-Midland Co.	8,873	688,545
Conagra Brands, Inc. (b)	4,462	152,779
Danone S.A.	6,211	349,051
Darling Ingredients, Inc. (a)	2,234	133,593
General Mills, Inc.	9,826	741,372
Hershey Co. (The)	3,654	786,195
Kellogg Co. (b)	12,599	898,813
Kraft Heinz Co. (The) (b)	5,308	202,447
Mondelez International, Inc. - Class A	19,093	1,185,484
Nestle S.A.	33,050	3,877,464

		9,015,743

Gas Utilities—0.0%
Hong Kong & China Gas Co., Ltd.	245,857	264,864
Italgas S.p.A.	15,999	93,430
Osaka Gas Co., Ltd.	6,700	128,680

		486,974

Health Care Equipment & Supplies—1.0%
Abbott Laboratories	22,309	2,423,873
Align Technology, Inc. (a)	653	154,545
Baxter International, Inc. (b)	3,917	251,589
Becton Dickinson & Co.	2,067	509,577
Boston Scientific Corp. (a) (b)	12,084	450,371
DexCom, Inc. (a)	7,068	526,778
Edwards Lifesciences Corp. (a)	22,574	2,146,562
Hoya Corp.	4,700	401,779
IDEXX Laboratories, Inc. (a) (b)	3,366	1,180,557
Intuitive Surgical, Inc. (a)	2,472	496,155
Koninklijke Philips NV	7,780	168,806
Medtronic plc (b)	11,725	1,052,319
Olympus Corp.	9,600	193,063
ResMed, Inc.	2,139	448,399
Stryker Corp.	5,690	1,131,912
Sysmex Corp.	2,400	144,610
Zimmer Biomet Holdings, Inc. (b)	1,922	201,925

		11,882,820

Health Care Providers & Services—1.3%
Centene Corp. (a)	4,597	388,952
Cigna Corp.	3,763	991,626
CVS Health Corp. (b)	6,622	613,595
DaVita, Inc. (a)	2,420	193,503
Elevance Health, Inc.	1,612	777,919
HCA Healthcare, Inc. (b)	11,270	1,894,036
Henry Schein, Inc. (a)	1,632	125,240

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-8

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
Humana, Inc. (b)	949	$444,198
McKesson Corp.	1,969	642,307
UnitedHealth Group, Inc.	16,689	8,571,971

		14,643,347

Health Care Technology—0.0%
GoodRx Holdings, Inc. - Class A (a) (b)	3,636	21,525
Veeva Systems, Inc. - Class A (a)	1,146	226,954

		248,479

Hotels, Restaurants & Leisure—0.8%
Aristocrat Leisure, Ltd.	16,820	399,467
Booking Holdings, Inc. (a)	1,499	2,621,736
Caesars Entertainment, Inc. (a) (b)	1,939	74,264
Chipotle Mexican Grill, Inc. (a)	242	316,357
Compass Group plc	13,620	278,840
Evolution AB	3,344	304,468
Galaxy Entertainment Group, Ltd.	38,000	227,394
Las Vegas Sands Corp. (a)	4,211	141,448
Marriott International, Inc. - Class A	3,604	490,180
McDonald’s Corp. (b)	9,871	2,436,952
Oriental Land Co., Ltd.	2,300	320,315
Starbucks Corp. (b)	7,013	535,723
Wyndham Hotels & Resorts, Inc.	17,600	1,156,672
Yum! Brands, Inc. (b)	3,332	378,215

		9,682,031

Household Durables—0.3%
DR Horton, Inc. (b)	4,906	324,728
Lennar Corp. - Class A (b)	3,212	226,671
NVR, Inc. (a)	191	764,791
Panasonic Holdings Corp.	18,600	150,466
Sekisui Chemical Co., Ltd.	22,900	313,699
Sony Group Corp.	7,700	629,273
TopBuild Corp. (a) (b)	5,029	840,648

		3,250,276

Household Products—0.7%
Clorox Co. (The) (b)	690	97,276
Colgate-Palmolive Co.	18,584	1,489,322
Essity AB - Class B	13,309	347,482
Kimberly-Clark Corp.	6,887	930,778
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A (b)	112,500	152,726
Procter & Gamble Co. (The)	35,547	5,111,303
Reckitt Benckiser Group plc	5,384	404,398

		8,533,285

Independent Power and Renewable Electricity Producers—0.0%
Drax Group plc	16,428	128,679
Engie Brasil Energia S.A.	10,100	79,705
RWE AG	6,142	226,370

		434,754

Industrial Conglomerates—0.4%
3M Co.	16,412	2,123,877
General Electric Co.	6,328	402,904

Industrial Conglomerates—(Continued)
Hitachi, Ltd.	10,500	497,503
Honeywell International, Inc.	3,817	663,433
Lifco AB - B Shares	2,154	34,634
Siemens AG	5,004	509,295

		4,231,646

Insurance—1.3%
Admiral Group plc	11,372	310,816
Aegon NV	36,788	160,343
Ageas SA	3,492	153,741
AIA Group, Ltd.	76,000	834,795
Alleghany Corp. (a)	755	628,990
Allianz SE	3,408	650,567
Allstate Corp. (The) (b)	1,811	229,508
American International Group, Inc.	4,792	245,015
Aon plc - Class A	3,213	866,482
Arch Capital Group, Ltd. (a)	3,502	159,306
ASR Nederland NV	2,972	120,834
Assured Guaranty, Ltd.	2,084	116,266
Aviva plc	23,300	113,832
AXA S.A.	24,188	549,668
Axis Capital Holdings, Ltd.	1,403	80,097
Chubb, Ltd.	7,251	1,425,402
Everest Re Group, Ltd.	809	226,747
Fairfax Financial Holdings, Ltd.	357	189,178
Hartford Financial Services Group, Inc. (The)	2,408	157,555
Legal & General Group plc	99,171	289,488
Loews Corp.	13,596	805,699
Manulife Financial Corp.	45,337	786,142
Markel Corp. (a)	438	566,444
Marsh & McLennan Cos., Inc.	14,229	2,209,052
Muenchener Rueckversicherungs-Gesellschaft AG	946	222,309
NN Group NV	4,819	220,406
Old Republic International Corp.	4,038	90,290
Primerica, Inc. (b)	2,367	283,306
Progressive Corp. (The) (b)	4,503	523,564
Prudential Financial, Inc.	2,430	232,502
Prudential plc	21,257	264,415
Reinsurance Group of America, Inc.	1,127	132,186
RenaissanceRe Holdings, Ltd.	1,003	156,839
Unum Group	4,991	169,794
Willis Towers Watson plc (b)	931	183,770
Zurich Insurance Group AG	1,598	695,536

		15,050,884

Interactive Media & Services—2.2%
Alphabet, Inc. - Class A (a)	4,943	10,772,082
Alphabet, Inc. - Class C (a) (b)	4,335	9,482,596
Auto Trader Group plc	53,706	363,172
IAC/InterActiveCorp. (a)	1,233	93,671
Match Group, Inc. (a) (b)	1,739	121,191
Meta Platforms, Inc. - Class A (a)	22,893	3,691,496
Pinterest, Inc. - Class A (a) (b)	3,582	65,049
Snap, Inc. - Class A (a)	7,369	96,755
Twitter, Inc. (a)	5,709	213,459

		24,899,471

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-9

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Internet & Direct Marketing Retail—1.2%
Amazon.com, Inc. (a)	114,621	$12,173,896
Delivery Hero SE (a)	1,180	44,233
eBay, Inc. (b)	12,818	534,126
Etsy, Inc. (a) (b)	837	61,277
Just Eat Takeaway.com NV (a)	3,704	59,227
MercadoLibre, Inc. (a) (b)	267	170,044
Prosus NV (a)	7,029	464,535
Wayfair, Inc. - Class A (a) (b)	479	20,865

		13,528,203

IT Services—2.2%
Accenture plc - Class A (b)	9,876	2,742,071
Amadeus IT Group S.A. (a)	3,798	213,388
Amdocs, Ltd.	9,127	760,370
Automatic Data Processing, Inc.	7,740	1,625,710
Block, Inc. (a)	7,344	451,362
Cloudflare, Inc. - Class A (a)	2,074	90,737
Cognizant Technology Solutions Corp. - Class A (b)	4,078	275,224
Edenred	4,401	208,544
EVERTEC, Inc.	3,039	112,078
Fidelity National Information Services, Inc.	14,854	1,361,666
Fiserv, Inc. (a) (b)	4,272	380,080
Fujitsu, Ltd.	2,000	250,344
Gartner, Inc. (a)	696	168,314
Global Payments, Inc.	4,018	444,552
Infosys, Ltd. (ADR) (b)	9,474	175,364
International Business Machines Corp. (b)	5,208	735,317
Itochu Techno-Solutions Corp.	4,600	112,162
Jack Henry & Associates, Inc.	2,475	445,549
MasterCard, Inc. - Class A	13,743	4,335,642
MongoDB, Inc. (a) (b)	785	203,707
Nomura Research Institute, Ltd.	4,400	117,179
Nuvei Corp. (a)	802	28,985
Obic Co., Ltd.	1,900	268,971
Okta, Inc. (a)	2,047	185,049
Paychex, Inc.	6,369	725,238
PayPal Holdings, Inc. (a) (b)	11,143	778,227
Shopify, Inc. - Class A (a) (b)	6,740	210,599
Snowflake, Inc. - Class A (a) (b)	1,983	275,756
SS&C Technologies Holdings, Inc.	4,036	234,371
Twilio, Inc. - Class A (a) (b)	1,445	121,105
VeriSign, Inc. (a)	1,535	256,852
Visa, Inc. - Class A (b)	33,207	6,538,126

		24,832,639

Leisure Products—0.0%
Malibu Boats, Inc. - Class A (a) (b)	983	51,814
Peloton Interactive, Inc. - Class A (a) (b)	2,092	19,204
Shimano, Inc.	1,500	253,738
Thule Group AB	6,452	158,696

		483,452

Life Sciences Tools & Services—0.9%
Agilent Technologies, Inc.	4,455	529,120
Bachem Holding AG - Class B	1,015	70,550
Bio-Techne Corp.	446	154,602

Life Sciences Tools & Services—(Continued)
Danaher Corp.	11,888	3,013,846
Illumina, Inc. (a)	907	167,215
IQVIA Holdings, Inc. (a)	1,564	339,372
Lonza Group AG	540	287,941
Mettler-Toledo International, Inc. (a)	500	574,385
Sartorius Stedim Biotech	231	73,134
Thermo Fisher Scientific, Inc.	5,747	3,122,230
Waters Corp. (a)	2,480	820,830
West Pharmaceutical Services, Inc.	3,313	1,001,752

		10,154,977

Machinery—0.9%
AGCO Corp.	591	58,332
Allison Transmission Holdings, Inc.	3,390	130,345
Atlas Copco AB - A Shares	68,152	637,731
Caterpillar, Inc. (b)	12,758	2,280,620
Daimler Truck Holding AG (a)	3,749	97,845
Deere & Co. (b)	5,545	1,660,561
Epiroc AB - A Shares	20,872	322,626
FANUC Corp.	1,200	188,091
Graco, Inc. (b)	3,517	208,945
IDEX Corp.	3,127	567,957
Illinois Tool Works, Inc. (b)	5,559	1,013,128
Komatsu, Ltd.	23,000	512,002
NGK Insulators, Ltd.	6,400	86,304
Otis Worldwide Corp.	7,056	498,648
Parker-Hannifin Corp. (b)	4,453	1,095,661
SKF AB - B Shares	3,985	58,712
SMC Corp.	600	267,742
Sumitomo Heavy Industries, Ltd.	3,100	68,482
Techtronic Industries Co., Ltd.	13,500	141,136
Toro Co. (The)	1,278	96,860
Volvo AB - B Shares	16,501	255,776

		10,247,504

Marine—0.1%
AP Moller - Maersk A/S - Class B	99	232,522
Mitsui OSK Lines, Ltd.	8,600	197,516
Nippon Yusen KK	3,000	205,801
SITC International Holdings Co., Ltd.	39,000	110,505

		746,344

Media—0.4%
Charter Communications, Inc. - Class A (a) (b)	1,023	479,306
Comcast Corp. - Class A	74,111	2,908,116
Fox Corp. - Class A (b)	10,055	323,369
Liberty Broadband Corp. - Class C (a)	3,596	415,841
Metropole Television S.A.	4,087	60,385
Nexstar Media Group, Inc. - Class A	1,235	201,157
Omnicom Group, Inc.	11,802	750,725
ProSiebenSat.1 Media SE	7,082	65,385
RTL Group S.A. (a)	621	25,926

		5,230,210

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-10

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Metals & Mining—0.8%
Agnico Eagle Mines, Ltd. (b)	4,739	$216,922
Alcoa Corp.	1,321	60,211
Allkem Ltd. (a)	26,367	187,666
AMG Advanced Metallurgical Group NV	2,304	60,039
Anglo American plc	13,329	475,911
APERAM S.A.	975	27,289
ArcelorMittal S.A.	3,735	84,809
B2Gold Corp.	16,096	54,520
Barrick Gold Corp. (b)	17,556	310,422
BHP Group, Ltd.	52,485	1,511,707
BHP Group, Ltd.(London-Traded Shares)	7,783	217,642
BlueScope Steel, Ltd.	6,541	71,761
Boliden AB	1,932	61,452
Dowa Holdings Co., Ltd.	1,300	43,187
Eramet S.A.	373	38,787
Fortescue Metals Group, Ltd.	27,760	341,462
Franco-Nevada Corp. (b)	1,610	211,782
Freeport-McMoRan, Inc.	37,995	1,111,734
Glencore plc	96,443	522,612
HudBay Minerals, Inc.	5,104	20,817
IGO, Ltd.	8,461	58,748
Iluka Resources, Ltd.	10,394	67,635
Impala Platinum Holdings, Ltd.	7,060	78,666
Lynas Rare Earths, Ltd. (a)	7,149	43,069
Mineral Resources, Ltd.	2,591	87,667
Newmont Corp.	7,772	463,755
Norsk Hydro ASA	12,879	72,602
Nucor Corp. (b)	2,655	277,209
Perseus Mining, Ltd.	96,858	103,885
Pilbara Minerals, Ltd. (a)	34,213	53,962
Rio Tinto plc	20,706	1,238,117
Rio Tinto, Ltd.	6,471	463,564
Schnitzer Steel Industries, Inc. - Class A	930	30,541
Steel Dynamics, Inc.	13,997	925,902
Teck Resources, Ltd. - Class B	3,378	103,293

		9,699,347

Multi-Utilities—0.2%
Centrica plc (a)	130,771	128,143
Dominion Energy, Inc. (b)	7,539	601,688
E.ON SE	24,904	208,944
Engie S.A.	17,367	201,569
National Grid plc	35,240	451,610
Sempra Energy	4,031	605,738
WEC Energy Group, Inc. (b)	1,918	193,027

		2,390,719

Multiline Retail—0.4%
Dollar General Corp.	7,859	1,928,913
Dollar Tree, Inc. (a) (b)	2,129	331,805
Dollarama, Inc.	14,135	813,926
Target Corp.	4,178	590,059
Wesfarmers, Ltd.	17,161	496,714

		4,161,417

Oil, Gas & Consumable Fuels—2.5%
Advantage Energy, Ltd. (a)	11,814	73,425
Aker BP ASA	2,840	98,139
ARC Resources, Ltd.	9,008	113,580
BP plc	240,574	1,133,077
Canadian Natural Resources, Ltd.	21,443	1,152,278
Chevron Corp. (b)	14,212	2,057,613
ConocoPhillips (b)	53,464	4,801,602
Coterra Energy, Inc. (b)	84,915	2,189,958
Devon Energy Corp.	4,022	221,652
Enbridge, Inc.	13,201	557,494
Eni S.p.A.	25,079	297,933
EOG Resources, Inc.	10,420	1,150,785
Equinor ASA	27,613	960,530
Exxon Mobil Corp. (b)	30,578	2,618,700
Hess Corp. (b)	4,872	516,140
HF Sinclair Corp.	2,130	96,191
Imperial Oil, Ltd.	2,138	100,788
Inpex Corp.	38,500	415,514
Keyera Corp. (b)	10,427	238,156
Kinder Morgan, Inc.	20,478	343,211
Lundin Energy MergerCo AB (a)	5,804	226,492
Marathon Petroleum Corp.	6,212	510,689
Neste Oyj	4,380	194,075
OMV AG	3,972	186,533
ONEOK, Inc.	6,448	357,864
Orron Energy AB (b)	5,804	3,956
Ovintiv, Inc.	2,750	121,523
Phillips 66	3,386	277,618
Pioneer Natural Resources Co.	943	210,364
Range Resources Corp. (a)	2,185	54,079
Repsol S.A. (b)	29,904	440,332
Shell plc	87,752	2,289,931
Shell plc (Euro-Listed Shares)	16,414	425,641
Suncor Energy, Inc.	26,572	932,249
TC Energy Corp. (b)	8,559	443,376
TotalEnergies SE	29,783	1,569,921
Tourmaline Oil Corp.	1,924	100,041
Valero Energy Corp. (b)	3,483	370,173
Washington H Soul Pattinson & Co., Ltd.	6,978	113,441
Woodside Energy Group, Ltd. (a)	26,981	590,865

		28,555,929

Paper & Forest Products—0.1%
Interfor Corp. (a)	1,397	28,152
Louisiana-Pacific Corp.	2,529	132,545
UPM-Kymmene Oyj	8,491	259,730
West Fraser Timber Co., Ltd.	2,725	209,096

		629,523

Personal Products—0.3%
Estee Lauder Cos., Inc. (The) - Class A (b)	5,190	1,321,737
Kao Corp. (b)	5,400	217,926
L’Oreal S.A.	1,801	622,259
Shiseido Co., Ltd.	4,000	160,708
Unilever plc	26,816	1,220,508

		3,543,138

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-11

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Pharmaceuticals—4.1%
Astellas Pharma, Inc.	71,800	$1,118,691
AstraZeneca plc	15,759	2,065,718
Bayer AG	6,453	383,395
Bristol-Myers Squibb Co.	62,855	4,839,835
Chugai Pharmaceutical Co., Ltd. (b)	5,400	138,193
Daiichi Sankyo Co., Ltd.	12,000	302,925
Eisai Co., Ltd.	2,100	88,669
Eli Lilly and Co.	17,082	5,538,497
GlaxoSmithKline plc	87,833	1,888,621
Jazz Pharmaceuticals plc (a)	1,511	235,731
Johnson & Johnson	51,898	9,212,414
Merck & Co., Inc.	44,847	4,088,701
Novartis AG	24,691	2,088,658
Novo Nordisk A/S - Class B	22,976	2,550,138
Ono Pharmaceutical Co., Ltd.	21,100	541,691
Pfizer, Inc. (b)	97,364	5,104,795
Recordati Industria Chimica e Farmaceutica S.p.A.	5,818	254,217
Roche Holding AG	9,246	3,086,570
Sanofi	18,671	1,888,118
Takeda Pharmaceutical Co., Ltd.	11,400	320,369
Viatris, Inc.	10,100	105,747
Zoetis, Inc.	4,011	689,451

		46,531,144

Professional Services—0.3%
BayCurrent Consulting, Inc.	400	106,578
CoStar Group, Inc. (a)	3,700	223,517
Experian plc	7,183	210,570
Recruit Holdings Co., Ltd.	10,400	306,690
RELX plc	42,322	1,142,862
TechnoPro Holdings, Inc.	2,700	54,140
Verisk Analytics, Inc.	1,425	246,653
Wolters Kluwer NV	6,919	673,091

		2,964,101

Real Estate Management & Development—0.1%
CK Asset Holdings, Ltd.	76,454	541,547
Cushman & Wakefield plc (a) (b)	2,484	37,856
Hongkong Land Holdings, Ltd.	19,600	98,559
Mitsui Fudosan Co., Ltd.	12,500	268,988
Newmark Group, Inc. - Class A (b)	8,598	83,142
Sagax AB - Class B	9,550	176,369
Vonovia SE	4,443	136,922

		1,343,383

Road & Rail—0.8%
ArcBest Corp. (b)	743	52,285
Canadian National Railway Co.	12,275	1,380,747
Canadian Pacific Railway, Ltd. (b)	15,377	1,074,072
CSX Corp.	20,337	590,993
GMexico Transportes S.A.B. de C.V.	57,500	100,535
Norfolk Southern Corp. (b)	2,209	502,084
Odakyu Electric Railway Co., Ltd.	10,600	142,695
Old Dominion Freight Line, Inc.	1,082	277,295
TFI International, Inc.	577	46,319

Road & Rail—(Continued)
Uber Technologies, Inc. (a) (b)	29,717	608,010
Union Pacific Corp.	19,303	4,116,944
XPO Logistics, Inc. (a)	13,703	659,936

		9,551,915

Semiconductors & Semiconductor Equipment—2.6%
Advanced Micro Devices, Inc. (a)	25,693	1,964,744
Amkor Technology, Inc. (b)	1,825	30,934
Analog Devices, Inc.	6,716	981,140
Applied Materials, Inc.	10,662	970,029
ASML Holding NV	3,199	1,543,927
Axcelis Technologies, Inc. (a)	829	45,462
BE Semiconductor Industries NV	2,661	128,133
Broadcom, Inc.	4,523	2,197,319
DB HiTek Co., Ltd.	1,042	40,238
Enphase Energy, Inc. (a) (b)	6,074	1,185,888
First Solar, Inc. (a) (b)	10,642	725,039
Infineon Technologies AG	12,229	295,884
Intel Corp.	20,176	754,784
KLA Corp.	2,775	885,447
Kulicke & Soffa Industries, Inc. (b)	2,354	100,775
Lam Research Corp.	4,984	2,123,932
Lasertec Corp. (b)	600	70,843
Marvell Technology, Inc.	14,894	648,336
MediaTek, Inc.	3,000	65,338
Microchip Technology, Inc.	10,728	623,082
Micron Technology, Inc.	14,454	799,017
NVIDIA Corp.	29,467	4,466,903
NXP Semiconductors NV	2,820	417,445
Parade Technologies, Ltd.	2,000	76,712
Power Integrations, Inc.	1,020	76,510
Qorvo, Inc. (a)	1,392	131,293
QUALCOMM, Inc.	14,299	1,826,554
Renesas Electronics Corp. (a)	8,500	76,686
Rorze Corp.	500	30,925
SCREEN Holdings Co., Ltd.	600	40,239
Shinko Electric Industries Co., Ltd.	1,600	40,960
SK Hynix, Inc.	877	61,343
Skyworks Solutions, Inc.	3,837	355,460
SolarEdge Technologies, Inc. (a) (b)	869	237,828
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,890	236,257
Texas Instruments, Inc. (b)	29,962	4,603,661
Tokyo Electron, Ltd.	1,800	583,853
Tokyo Seimitsu Co., Ltd.	1,700	55,555

		29,498,475

Software—4.0%
Adobe, Inc. (a) (b)	7,779	2,847,581
Autodesk, Inc. (a)	2,061	354,410
Bill.com Holdings, Inc. (a) (b)	1,333	146,550
Black Knight, Inc. (a)	2,984	195,124
Blackberry, Ltd. (a) (b)	9,574	51,619
Check Point Software Technologies, Ltd. (a) (b)	7,427	904,460
Constellation Software, Inc.	508	754,134
Crowdstrike Holdings, Inc. - Class A (a)	7,197	1,213,126
Datadog, Inc. - Class A (a)	2,027	193,051

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-12

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Software—(Continued)
DocuSign, Inc. (a) (b)	1,737	$99,669
Dropbox, Inc. - Class A (a)	8,482	178,037
Fortinet, Inc. (a)	11,845	670,190
HubSpot, Inc. (a)	526	158,142
Intuit, Inc. (b)	6,665	2,568,958
Microsoft Corp.	101,398	26,042,048
Nice, Ltd. (ADR) (a) (b)	1,068	205,537
NortonLifeLock, Inc.	6,203	136,218
Open Text Corp.	5,084	192,309
Oracle Corp.	43,665	3,050,873
Oracle Corp. Japan	1,500	86,629
Palantir Technologies, Inc. - Class A (a) (b)	10,555	95,734
Palo Alto Networks, Inc. (a) (b)	1,439	710,780
Progress Software Corp. (b)	1,383	62,650
Qualys, Inc. (a)	977	123,239
RingCentral, Inc. - Class A (a)	739	38,620
Roper Technologies, Inc. (b)	2,313	912,825
Salesforce, Inc. (a)	13,399	2,211,371
SAP SE	5,576	507,988
ServiceNow, Inc. (a)	1,666	792,216
Splunk, Inc. (a) (b)	1,455	128,709
Trade Desk, Inc. (The) - Class A (a)	3,219	134,844
VMware, Inc. - Class A	1,385	157,862
Workday, Inc. - Class A (a)	2,098	292,839
Zoom Video Communications, Inc. - Class A (a) (b)	1,311	141,549
Zscaler, Inc. (a)	1,570	234,731

		46,594,622

Specialty Retail—0.9%
AutoNation, Inc. (a)	1,402	156,687
AutoZone, Inc. (a)	421	904,779
Carvana Co. (a) (b)	639	14,429
Fast Retailing Co., Ltd.	600	313,764
H & M Hennes & Mauritz AB - B Shares	6,358	76,014
Home Depot, Inc. (The)	15,200	4,168,904
Industria de Diseno Textil S.A.	12,058	273,083
Lowe’s Cos., Inc. (b)	4,055	708,287
O’Reilly Automotive, Inc. (a)	3,379	2,134,717
Ross Stores, Inc. (b)	3,388	237,939
TJX Cos., Inc. (The)	9,719	542,806
Tractor Supply Co.	2,221	430,541

		9,961,950

Technology Hardware, Storage & Peripherals—2.4%
Apple, Inc.	187,048	25,573,202
Hewlett Packard Enterprise Co.	15,808	209,614
HP, Inc. (b)	22,479	736,862
NetApp, Inc.	6,213	405,336
Seagate Technology Holdings plc (b)	6,336	452,644
Western Digital Corp. (a)	2,888	129,469

		27,507,127

Textiles, Apparel & Luxury Goods—0.7%
Adidas AG	1,245	220,192
Cie Financiere Richemont S.A. - Class A	3,881	413,311
Crocs, Inc. (a)	3,716	180,858

Textiles, Apparel & Luxury Goods —(Continued)
Deckers Outdoor Corp. (a) (b)	2,331	595,221
EssilorLuxottica S.A.	2,871	434,261
Hermes International	404	456,410
Kering S.A.	623	323,685
Lululemon Athletica, Inc. (a)	2,064	562,667
LVMH Moet Hennessy Louis Vuitton SE	3,205	1,977,912
Moncler S.p.A.	8,101	349,948
NIKE, Inc. - Class B	19,699	2,013,238
Pandora A/S	1,601	101,173
VF Corp. (b)	3,386	149,560

		7,778,436

Thrifts & Mortgage Finance—0.0%
Essent Group, Ltd.	2,574	100,129
MGIC Investment Corp.	7,230	91,098
NMI Holdings, Inc. - Class A (a)	2,170	36,130
Radian Group, Inc. (b)	6,172	121,280

		348,637

Tobacco—0.2%
Altria Group, Inc.	12,360	516,277
British American Tobacco plc	15,293	655,420
Imperial Brands plc	11,578	258,780
Philip Morris International, Inc. (b)	8,539	843,141
Swedish Match AB	30,010	306,437

		2,580,055

Trading Companies & Distributors—0.4%
Ashtead Group plc	7,834	328,640
Boise Cascade Co. (b)	1,519	90,365
Fastenal Co. (b)	14,536	725,637
Ferguson plc	2,949	330,203
ITOCHU Corp.	8,300	224,472
Marubeni Corp.	27,100	244,631
Mitsui & Co., Ltd.	34,700	766,273
Rexel S.A. (a)	5,416	83,394
Sumitomo Corp.	28,700	392,531
Toromont Industries, Ltd.	3,497	282,759
Toyota Tsusho Corp.	2,100	68,644
Triton International, Ltd.	1,536	80,870
Watsco, Inc. (b)	767	183,175
WESCO International, Inc. (a)	508	54,407
WW Grainger, Inc.	1,942	882,503

		4,738,504

Transportation Infrastructure—0.0%
Grupo Aeroportuario del Pacifico S.A.B. de C.V. (ADR)	751	104,825

Water Utilities—0.1%
American Water Works Co., Inc.	4,098	609,660
Severn Trent plc	5,936	196,565
United Utilities Group plc	15,806	196,329

		1,002,554

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-13

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Wireless Telecommunication Services—0.2%
KDDI Corp.	42,900	$1,356,567
SoftBank Group Corp.	10,300	398,057
T-Mobile U.S., Inc. (a) (b)	2,923	393,261
Tele2 AB - B Shares	28,272	322,128
Vodacom Group, Ltd.	21,308	171,999
Vodafone Group plc	182,019	280,790

		2,922,802

Total Common Stocks (Cost $585,891,882)		592,941,075

Corporate Bonds & Notes—37.3%

Aerospace/Defense—0.1%
Boeing Co. (The) 2.196%, 02/04/26	1,218,000	1,097,863

Agriculture—0.3%
Altria Group, Inc. 5.800%, 02/14/39 (b)	1,171,000	1,064,181
BAT Capital Corp. 4.390%, 08/15/37	1,303,000	1,033,658
Bunge, Ltd. Finance Corp. 2.750%, 05/14/31 (b)	1,865,000	1,539,333

		3,637,172

Auto Manufacturers—0.5%
Ford Motor Credit Co. LLC 2.700%, 08/10/26 (b)	3,043,000	2,593,092
General Motors Co. 6.125%, 10/01/25	3,125,000	3,230,433

		5,823,525

Auto Parts & Equipment—0.0%
Aptiv plc 3.250%, 03/01/32 (b)	609,000	517,400

Banks—10.1%
Banco Santander S.A. 2.749%, 12/03/30 (b)	2,200,000	1,747,322
Bank of America Corp. 1.898%, SOFR + 1.530%, 07/23/31 (b) (c)	2,914,000	2,328,901
2.884%, 3M LIBOR + 1.190%, 10/22/30 (b) (c)	10,136,000	8,851,324
4.375%, 5Y H15 + 2.760%, 01/27/27 (b) (c)	6,776,000	5,622,522
Bank of Ireland Group plc 2.029%, 1Y H15 + 1.100%, 09/30/27 (144A) (c)	5,646,000	4,907,164
BPCE S.A. 2.277%, SOFR + 1.312%, 01/20/32 (144A) (c)	2,741,000	2,168,391
Citigroup, Inc. 2.666%, SOFR + 1.146%, 01/29/31 (c)	7,763,000	6,591,522
Credit Suisse Group AG 1.305%, SOFR + 0.980%, 02/02/27 (144A) (c)	1,000,000	859,536
2.593%, SOFR + 1.560%, 09/11/25 (144A) (c)	2,281,000	2,146,022

Banks—(Continued)
Credit Suisse Group AG 3.091%, SOFR + 1.730%, 05/14/32 (144A) (c)	2,800,000	2,228,219
4.550%, 04/17/26	545,000	532,663
Deutsche Bank AG 2.311%, SOFR + 1.219%, 11/16/27 (b) (c)	2,642,000	2,279,999
3.742%, SOFR + 2.257%, 01/07/33 (b) (c)	1,959,000	1,425,966
Discover Bank 4.250%, 03/13/26	945,000	922,440
Fifth Third Bancorp 4.337%, SOFR + 1.660%, 04/25/33 (b) (c)	1,274,000	1,211,514
Goldman Sachs Group, Inc. (The) 1.948%, SOFR + 0.913%, 10/21/27 (c)	5,018,000	4,441,193
JPMorgan Chase & Co. 1.578%, SOFR + 0.885%, 04/22/27 (c)	998,000	888,137
1.953%, SOFR + 1.065%, 02/04/32 (c)	1,902,000	1,520,219
3.650%, 5Y H15 + 2.850%, 06/01/26 (b) (c)	3,063,000	2,508,597
4.080%, SOFR + 1.320%, 04/26/26 (b) (c)	13,057,000	12,894,139
Lloyds Banking Group plc 2.438%, 1Y H15 + 1.000%, 02/05/26 (b) (c)	2,107,000	1,993,749
3.750%, 1Y H15 + 1.800%, 03/18/28 (c)	1,503,000	1,430,371
M&T Bank Corp. 5.125%, 3M LIBOR + 3.520%, 11/01/26 (b) (c)	1,654,000	1,481,761
Manufacturers & Traders Trust Co. 3.400%, 08/17/27	4,596,000	4,366,357
Morgan Stanley 2.699%, SOFR + 1.143%, 01/22/31 (c)	4,389,000	3,801,401
4.350%, 09/08/26	2,373,000	2,348,476
NatWest Group plc 3.073%, 1Y H15 + 2.550%, 05/22/28 (b) (c)	2,333,000	2,120,815
4.800%, 04/05/26 (b)	1,708,000	1,701,470
Santander Holdings USA, Inc. 3.500%, 06/07/24	1,742,000	1,711,691
Santander UK Group Holdings plc 1.532%, 1Y H15 + 1.250%, 08/21/26 (c)	1,154,000	1,033,559
Societe Generale S.A. 1.792%, 1Y H15 + 1.000%, 06/09/27 (144A) (c)	1,538,000	1,341,521
2.797%, 1Y H15 + 1.300%, 01/19/28 (144A) (c)	1,449,000	1,293,911
Truist Financial Corp. 4.800%, 5Y H15 + 3.003%, 09/01/24 (b) (c)	10,078,000	9,018,802
UBS Group AG 1.364%, 1Y H15 + 1.080%, 01/30/27 (144A) (b) (c)	1,424,000	1,262,170
3.126%, 3M LIBOR + 1.468%, 08/13/30 (144A) (c)	1,378,000	1,218,762
UniCredit S.p.A. 1.982%, 1Y H15 + 1.200%, 06/03/27 (144A) (c)	2,487,000	2,148,449
Wells Fargo & Co. 3.196%, 3M LIBOR + 1.170%, 06/17/27 (c)	8,411,000	7,962,597
3.350%, SOFR + 1.500%, 03/02/33 (b) (c)	2,483,000	2,203,576
3.900%, 5Y H15 + 3.453%, 03/15/26 (b) (c)	1,184,000	1,019,720

		115,534,948

Beverages—0.8%
Anheuser-Busch InBev Worldwide, Inc. 4.439%, 10/06/48 (b)	9,294,000	8,151,399
JDE Peet’s NV 2.250%, 09/24/31 (144A)	1,519,000	1,186,574

		9,337,973

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-14

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Building Materials—0.2%
Carrier Global Corp. 2.700%, 02/15/31 (b)	2,000,000	$1,692,115
Masco Corp. 1.500%, 02/15/28 (b)	500,000	419,503

		2,111,618

Chemicals—0.1%
Sherwin-Williams Co. (The) 3.450%, 06/01/27 (b)	683,000	650,951
Westlake Corp. 3.375%, 06/15/30	1,131,000	1,013,804

		1,664,755

Commercial Services—0.7%
Moody’s Corp. 3.250%, 05/20/50	2,800,000	2,078,338
Quanta Services, Inc. 2.900%, 10/01/30	2,358,000	1,942,647
S&P Global, Inc. 2.500%, 12/01/29	1,098,000	970,311
3.700%, 03/01/52 (144A) (b)	2,477,000	2,114,623
Transurban Finance Co. Pty, Ltd. 2.450%, 03/16/31 (144A) (b)	1,116,000	915,098

		8,021,017

Cosmetics/Personal Care—0.5%
GSK Consumer Healthcare Capital U.S. LLC 3.375%, 03/24/27 (144A) (b)	5,594,000	5,354,188

Diversified Financial Services—1.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.750%, 01/30/26 (b)	1,118,000	977,169
3.000%, 10/29/28	3,194,000	2,690,366
American Express Co. 4.050%, 05/03/29 (b)	5,118,000	5,017,938
Discover Financial Services 4.500%, 01/30/26 (b)	1,682,000	1,648,070
MasterCard, Inc. 3.850%, 03/26/50 (b)	2,750,000	2,517,901

		12,851,444

Electric—2.1%
AES Corp. (The) 1.375%, 01/15/26	928,000	818,422
3.300%, 07/15/25 (144A) (b)	2,086,000	1,956,626
Berkshire Hathaway Energy Co. 3.800%, 07/15/48 (b)	2,636,000	2,209,105
6.500%, 09/15/37	345,000	393,180
CenterPoint Energy Houston Electric LLC 2.900%, 07/01/50	2,897,000	2,165,332
Duke Energy Carolinas LLC 3.550%, 03/15/52 (b)	732,000	608,028
Duke Energy Corp. 3.300%, 06/15/41	130,000	100,594

Electric—(Continued)
Eversource Energy 1.650%, 08/15/30 (b)	2,007,000	1,598,358
Exelon Corp. 4.700%, 04/15/50 (b)	2,811,000	2,633,905
NextEra Energy Capital Holdings, Inc. 2.440%, 01/15/32 (b)	1,243,000	1,035,236
NRG Energy, Inc. 2.450%, 12/02/27 (144A) (b)	2,705,000	2,322,604
Pacific Gas and Electric Co. 3.150%, 01/01/26 (b)	1,000,000	915,353
3.300%, 08/01/40 (b)	3,059,000	2,109,071
PG&E Energy Recovery Funding LLC 2.280%, 01/15/36	1,624,000	1,355,335
2.822%, 07/15/46	2,151,000	1,664,509
Sempra Energy 3.800%, 02/01/38	2,000,000	1,688,124
Southern California Edison Co. 4.200%, 03/01/29 (b)	500,000	481,126
5.500%, 03/15/40	335,000	329,542

		24,384,450

Electronics—0.4%
Amphenol Corp. 2.800%, 02/15/30	5,764,000	5,046,181

Entertainment—0.3%
Magallanes, Inc. 5.050%, 03/15/42 (144A)	1,938,000	1,648,831
5.141%, 03/15/52 (144A) (b)	1,124,000	943,429
5.391%, 03/15/62 (144A)	1,468,000	1,227,980

		3,820,240

Environmental Control—0.1%
Republic Services, Inc. 1.450%, 02/15/31 (b)	1,000,000	785,028

Food—0.1%
Flowers Foods, Inc. 2.400%, 03/15/31 (b)	1,803,000	1,487,107

Gas—0.2%
NiSource, Inc. 1.700%, 02/15/31 (b)	2,841,000	2,220,881

Hand/Machine Tools—0.2%
Stanley Black & Decker, Inc. 4.000%, 5Y H15 + 2.657%, 03/15/60 (b) (c)	2,255,000	1,956,021

Healthcare-Products—0.5%
Baxter International, Inc. 2.539%, 02/01/32 (b)	3,627,000	3,061,784
DH Europe Finance II Sarl 3.400%, 11/15/49 (b)	3,427,000	2,753,449

		5,815,233

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-15

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—0.5%
HCA, Inc. 2.375%, 07/15/31	3,007,000	$2,344,603
4.625%, 03/15/52 (144A) (b)	1,220,000	976,075
UnitedHealth Group, Inc. 4.200%, 05/15/32	2,417,000	2,415,029

		5,735,707

Home Furnishings—0.1%
Whirlpool Corp. 4.500%, 06/01/46 (b)	1,605,000	1,357,714

Insurance—1.1%
Corebridge Financial, Inc. 3.500%, 04/04/25 (144A)	1,132,000	1,099,833
Hartford Financial Services Group, Inc. (The) 2.900%, 09/15/51	1,285,000	891,985
High Street Funding Trust II 4.682%, 02/15/48 (144A)	1,250,000	1,164,705
Progressive Corp. (The) 3.700%, 03/15/52 (b)	3,916,000	3,280,737
Prudential Financial, Inc. 4.500%, 3M LIBOR + 2.380%, 09/15/47 (b) (c)	1,870,000	1,665,199
Prudential plc 3.625%, 03/24/32 (b)	5,280,000	4,893,370

		12,995,829

Internet—0.1%
Expedia Group, Inc. 2.950%, 03/15/31 (b)	411,000	326,909
4.625%, 08/01/27	652,000	626,411

		953,320

Iron/Steel—0.4%
Nucor Corp. 3.125%, 04/01/32	3,902,000	3,391,657
4.300%, 05/23/27 (b)	1,317,000	1,312,008

		4,703,665

Lodging—0.4%
Las Vegas Sands Corp. 3.200%, 08/08/24 (b)	4,495,000	4,246,003

Machinery-Diversified—0.4%
Otis Worldwide Corp. 2.565%, 02/15/30 (b)	2,268,000	1,959,230
3.112%, 02/15/40 (b)	650,000	503,249
Xylem, Inc. 2.250%, 01/30/31 (b)	1,835,000	1,528,885

		3,991,364

Media—0.9%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
3.700%, 04/01/51 (b)	6,000,000	4,060,171

Media—(Continued)
Comcast Corp.
3.400%, 04/01/30	2,250,000	2,111,124
Discovery Communications LLC 3.625%, 05/15/30 (b)	1,525,000	1,355,930
4.125%, 05/15/29 (b)	2,621,000	2,417,721

		9,944,946

Mining—0.2%
Barrick North America Finance LLC 5.750%, 05/01/43	2,247,000	2,338,680

Miscellaneous Manufacturing—0.4%
GE Capital International Funding Co., Unlimited Co. 4.418%, 11/15/35	2,546,000	2,377,952
Parker Hannifin Corp. 4.250%, 09/15/27	2,484,000	2,466,654

		4,844,606

Oil & Gas—2.0%
BP Capital Markets plc 4.375%, 5Y H15 + 4.036%, 06/22/25 (c)	982,000	924,553
Canadian Natural Resources, Ltd. 2.950%, 07/15/30 (b)	2,106,000	1,847,763
4.950%, 06/01/47 (b)	2,159,000	2,044,705
Cenovus Energy, Inc. 2.650%, 01/15/32	855,000	707,088
Continental Resources, Inc.
2.875%, 04/01/32 (144A) (b)	2,394,000	1,869,522
4.375%, 01/15/28 (b)	1,596,000	1,500,240
5.750%, 01/15/31 (144A)	507,000	490,238
Devon Energy Corp. 5.850%, 12/15/25 (b)	1,595,000	1,660,181
Diamondback Energy, Inc. 3.125%, 03/24/31 (b)	2,336,000	2,034,545
4.250%, 03/15/52	1,585,000	1,314,529
EQT Corp. 6.625%, 02/01/25	4,160,000	4,279,517
Marathon Petroleum Corp. 4.500%, 04/01/48	2,723,000	2,289,553
Valero Energy Corp. 4.000%, 04/01/29 (b)	1,705,000	1,612,915

		22,575,349

Packaging & Containers—0.3%
Berry Global, Inc. 1.650%, 01/15/27	1,986,000	1,738,329
CCL Industries, Inc. 3.050%, 06/01/30 (144A)	1,885,000	1,637,248

		3,375,577

Pharmaceuticals—0.8%
AbbVie, Inc. 4.250%, 11/21/49 (b)	3,705,000	3,289,046

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-16

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Becton Dickinson & Co. 2.823%, 05/20/30 (b)	1,581,000	$1,390,629
Cigna Corp. 3.400%, 03/01/27	1,000,000	961,697
CVS Health Corp. 2.700%, 08/21/40 (b)	5,167,000	3,730,416

		9,371,788

Pipelines—2.2%
Cheniere Corpus Christi Holdings LLC 3.700%, 11/15/29	8,126,000	7,432,868
Energy Transfer L.P. 4.050%, 03/15/25 (b)	1,531,000	1,507,937
4.400%, 03/15/27 (b)	744,000	720,499
4.950%, 05/15/28	1,098,000	1,073,261
Kinder Morgan Energy Partners L.P. 5.800%, 03/15/35	311,000	313,712
6.950%, 01/15/38	1,655,000	1,781,981
MPLX L.P. 4.500%, 04/15/38	2,817,000	2,469,861
4.950%, 03/14/52 (b)	4,864,000	4,203,262
ONEOK, Inc. 4.350%, 03/15/29	903,000	849,308
Plains All American Pipeline L.P. / PAA Finance Corp. 3.550%, 12/15/29	1,391,000	1,225,554
3.800%, 09/15/30	1,084,000	958,173
Targa Resources Corp. 4.200%, 02/01/33 (b)	2,537,000	2,298,130

		24,834,546

Real Estate Investment Trusts—4.4%
Alexandria Real Estate Equities, Inc. 1.875%, 02/01/33	2,419,000	1,818,845
2.950%, 03/15/34 (b)	187,000	155,605
American Tower Corp. 2.100%, 06/15/30 (b)	6,606,000	5,290,428
3.800%, 08/15/29 (b)	1,413,000	1,296,970
Boston Properties L.P. 3.250%, 01/30/31 (b)	2,182,000	1,871,514
3.400%, 06/21/29 (b)	1,000,000	896,349
4.500%, 12/01/28 (b)	2,671,000	2,596,888
Crown Castle International Corp. 2.250%, 01/15/31 (b)	6,806,000	5,520,593
3.700%, 06/15/26 (b)	1,312,000	1,265,705
Digital Realty Trust L.P. 3.600%, 07/01/29 (b)	2,306,000	2,084,050
3.700%, 08/15/27 (b)	6,240,000	5,944,016
Duke Realty L.P. 1.750%, 07/01/30	2,484,000	2,031,642
Equinix, Inc. 2.150%, 07/15/30 (b)	6,801,000	5,501,982
Essex Portfolio L.P. 2.650%, 03/15/32	3,000,000	2,490,600
Highwoods Realty L.P. 4.200%, 04/15/29	1,424,000	1,335,224

Real Estate Investment Trusts—(Continued)
Kimco Realty Corp. 2.700%, 10/01/30 (b)	2,122,000	1,826,030
Mid-America Apartments L.P. 2.750%, 03/15/30	2,000,000	1,742,160
4.200%, 06/15/28 (b)	360,000	352,052
Piedmont Operating Partnership L.P. 3.150%, 08/15/30 (b)	1,863,000	1,547,721
VICI Properties L.P. 4.375%, 05/15/25 (b)	1,741,000	1,700,398
Welltower, Inc. 2.050%, 01/15/29 (b)	4,419,000	3,719,220

		50,987,992

Retail—0.5%
Lowe’s Cos., Inc. 3.350%, 04/01/27 (b)	615,000	591,832
McDonald’s Corp. 3.600%, 07/01/30 (b)	1,163,000	1,107,108
Ross Stores, Inc. 1.875%, 04/15/31 (b)	1,390,000	1,098,813
Starbucks Corp. 3.500%, 11/15/50 (b)	2,369,000	1,853,526
Tractor Supply Co. 1.750%, 11/01/30	1,350,000	1,060,676

		5,711,955

Savings & Loans—0.1%
Nationwide Building Society 2.972%, SOFR + 1.290%, 02/16/28 (144A) (b) (c)	1,314,000	1,199,220

Semiconductors—1.0%
Broadcom, Inc. 2.600%, 02/15/33 (144A) (b)	3,032,000	2,331,329
Intel Corp. 2.800%, 08/12/41 (b)	1,782,000	1,359,458
NXP B.V. / NXP Funding LLC / NXP USA, Inc. 3.400%, 05/01/30	3,444,000	3,038,044
3.875%, 06/18/26 (b)	2,000,000	1,926,400
QUALCOMM, Inc. 1.650%, 05/20/32 (b)	4,150,000	3,351,682

		12,006,913

Software—0.6%
Oracle Corp. 3.600%, 04/01/50	1,087,000	755,093
salesforce, Inc. 2.700%, 07/15/41 (b)	500,000	386,497
Take-Two Interactive Software, Inc. 3.550%, 04/14/25 (b)	2,142,000	2,106,844
VMware, Inc. 2.200%, 08/15/31 (b)	4,864,000	3,830,044

		7,078,478

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-17

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Shares/ Principal Amount*	Value

Telecommunications—2.6%
AT&T, Inc.
3.500%, 06/01/41 (b)	9,197,000	$7,343,592
4.850%, 03/01/39 (b)	2,000,000	1,915,983
Rogers Communications, Inc. 3.700%, 11/15/49 (b)	1,600,000	1,219,305
4.550%, 03/15/52 (144A) (b)	10,591,000	9,300,569
T-Mobile USA, Inc. 3.875%, 04/15/30	7,435,000	6,938,759
Telefonica Emisiones S.A. 5.213%, 03/08/47	1,000,000	886,222
Verizon Communications, Inc. 3.550%, 03/22/51 (b)	2,466,000	1,976,924

		29,581,354

Total Corporate Bonds & Notes (Cost $501,864,157)		429,302,050

Mutual Funds—1.6%

Investment Company Securities—1.6%
iShares GSCI Commodity Dynamic Roll Strategy ETF	149,453	6,118,606
SPDR Bloomberg Emerging Markets Local Bond ETF (b)	323,300	6,611,485
SPDR S&P Global Natural Resources ETF (b)	116,158	6,050,670

Total Mutual Funds (Cost $19,884,821)		18,780,761

Preferred Stocks—0.1%

Automobiles—0.1%
Volkswagen AG	3,055	407,949

Health Care Equipment & Supplies—0.0%
Sartorius AG	632	220,762

Household Products—0.0%
Henkel AG & Co. KGaA	5,498	338,676

Water Utilities—0.0%
Cia de Saneamento do Parana	46,600	33,391

Total Preferred Stocks (Cost $1,432,653)		1,000,778

Short-Term Investments—4.1%

Repurchase Agreement—2.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/22 at 0.350%, due on 07/01/22 with a maturity value of $33,403,184; collateralized by U.S. Treasury Note at 2.875%, maturing 06/15/25, with a market value of $34,071,050.	33,402,859	33,402,859

U.S. Treasury—1.2%
U.S. Treasury Bills 0.770%, 09/08/22 (b) (d)	6,500,000	6,480,799
1.085%, 09/29/22 (b) (d)	7,000,000	6,971,300

		13,452,099

Total Short-Term Investments (Cost $46,874,278)		46,854,958

Securities Lending Reinvestments (e)—18.7%

Certificates of Deposit—5.2%
Bank of Nova Scotia 1.960%, FEDEFF PRV + 0.380%, 01/06/23 (c)	5,000,000	5,000,770
Barclays Bank plc 1.970%, SOFR + 0.450%, 10/07/22 (c)	5,000,000	5,001,615
Commonwealth Bank of Australia 1.910%, SOFR + 0.400%, 11/25/22 (c)	4,000,000	3,999,836
Cooperatieve Rabobank UA 2.080%, SOFR + 0.570%, 09/19/22 (c)	4,000,000	4,000,000
Credit Industriel et Commercial (NY) 1.720%, SOFR + 0.210%, 11/08/22 (c)	2,000,000	1,998,478
Goldman Sachs Bank USA 1.710%, SOFR + 0.190%, 09/02/22 (c)	4,000,000	3,999,144
Mizuho Bank, Ltd. 1.810%, SOFR + 0.290%, 07/26/22 (c)	3,000,000	2,999,604
Nordea Bank Abp (NY) 1.960%, SOFR + 0.450%, 08/30/22 (c)	4,000,000	4,000,736
Norinchukin Bank 1.790%, SOFR + 0.280%, 08/16/22 (c)	3,000,000	2,999,805
Oversea-Chinese Banking Corp., Ltd. 1.960%, SOFR + 0.440%, 09/26/22 (c)	4,000,000	4,000,972
Royal Bank of Canada 1.760%, SOFR + 0.250%, 01/11/23 (c)	3,000,000	2,996,634
Standard Chartered Bank (NY) 1.700%, SOFR + 0.190%, 08/25/22 (c)	3,000,000	2,999,015
Sumitomo Mitsui Banking Corp.
1.910%, SOFR + 0.400%, 11/02/22 (c)	4,000,000	3,999,828
1.960%, SOFR + 0.450%, 09/06/22 (c)	4,000,000	4,000,652
Svenska Handelsbanken AB 1.870%, SOFR + 0.350%, 10/13/22 (c)	4,000,000	3,999,884
Toronto-Dominion Bank (The) 2.070%, FEDEFF PRV + 0.490%, 12/23/22 (c)	4,000,000	4,002,520

		59,999,493

Commercial Paper—1.6%
Australia & New Zealand Banking Group, Ltd. 1.910%, SOFR + 0.400%, 12/01/22 (c)	3,000,000	3,000,888
DNB Bank ASA 2.070%, SOFR + 0.550%, 09/07/22 (c)	3,000,000	3,001,146
Liberty Street Funding LLC 1.550%, 07/01/22	2,000,000	1,999,904
Macquarie Bank Ltd. 1.750%, SOFR + 0.230%, 08/04/22 (c)	3,000,000	2,999,943
1.960%, SOFR + 0.440%, 11/16/22 (c)	4,000,000	4,001,228

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-18

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Societe Generale 1.700%, SOFR + 0.190%, 08/18/22 (c)	3,000,000	$2,999,430

		18,002,539

Repurchase Agreements—9.1%
Cantor Fitzgerald & Co. Repurchase Agreement dated 06/30/22 at 1.550%, due on 07/01/22 with a maturity value of $5,000,215; collateralized by U.S. Government Agency Obligations with rates ranging from 0.295% - 8.000%, maturity dates ranging from 09/15/22 - 02/20/72, and an aggregate market value of $5,100,000.	5,000,000	5,000,000
National Bank Financial, Inc. Repurchase Agreement dated 06/30/22 at 1.570%, due on 07/01/22 with a maturity value of $15,318,055; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.375%, maturity dates ranging from 09/22/22 - 11/15/48, and an aggregate market value of $15,645,231.	15,317,387	15,317,387
National Bank of Canada
Repurchase Agreement dated 06/30/22 at 1.570%, due on 07/07/22 with a maturity value of $10,103,083; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.375%, maturity dates ranging from 07/31/22 - 08/15/51, and an aggregate market value of $10,316,171.	10,100,000	10,100,000
Repurchase Agreement dated 06/30/22 at 1.700%, due on 07/07/22 with a maturity value of $10,603,504; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.000%, maturity dates ranging from 11/03/22 - 02/15/51, and various Common Stock with an aggregate market value of $11,689,754.	10,600,000	10,600,000
Natwest Markets Securities, Inc. Repurchase Agreement dated 06/30/22 at 1.480%, due on 07/01/22 with a maturity value of $15,255,469; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 07/05/22 - 11/15/49, and an aggregate market value of $15,560,579.	15,254,842	15,254,842
NBC Global Finance, Ltd. Repurchase Agreement dated 06/30/22 at 1.735%, due on 07/07/22 with a maturity value of $1,500,506; collateralized by various Common Stock with an aggregate market value of $1,667,671.	1,500,000	1,500,000
Societe Generale
Repurchase Agreement dated 06/30/22 at 1.500%, due on 07/01/22 with a maturity value of $8,400,350; collateralized by U.S. Treasury Obligations with rates ranging from 0.375% - 3.000%, maturity dates ranging from 10/31/22 - 08/15/48, and an aggregate market value of $8,571,213.	8,400,000	8,400,000

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 06/30/22 at 1.500%, due on 07/01/22 with a maturity value of $1,400,058; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 01/31/23 - 02/15/32, and an aggregate market value of $1,428,536.	1,400,000	1,400,000
Repurchase Agreement dated 06/30/22 at 1.600%, due on 07/01/22 with a maturity value of $1,000,044; collateralized by various Common Stock with an aggregate market value of $1,111,372.	1,000,000	1,000,000
Repurchase Agreement dated 06/30/22 at 1.620%, due on 07/01/22 with a maturity value of $7,400,333; collateralized by various Common Stock with an aggregate market value of $8,224,154.	7,400,000	7,400,000
Repurchase Agreement dated 06/30/22 at 1.660%, due on 07/01/22 with a maturity value of $10,000,461; collateralized by various Common Stock with an aggregate market value of $11,118,258.	10,000,000	10,000,000
Repurchase Agreement dated 06/30/22 at 1.670%, due on 07/07/22 with a maturity value of $3,401,104; collateralized by various Common Stock with an aggregate market value of $3,780,208.	3,400,000	3,400,000
TD Prime Services LLC Repurchase Agreement dated 06/30/22 at 1.650%, due on 07/01/22 with a maturity value of $15,000,687; collateralized by various Common Stock with an aggregate market value of $16,524,318.	15,000,000	15,000,000

		104,372,229

Time Deposits—0.6%
Credit Agricole Corp. & Investment Bank (NY) 1.560%, 07/01/22	2,000,000	2,000,000
First Abu Dhabi Bank USA NV 1.570%, 07/01/22	5,000,000	5,000,000

		7,000,000

Mutual Funds—2.2%
BlackRock Liquidity Funds FedFund, Institutional Shares 1.320% (f)	10,000,000	10,000,000
HSBC U.S. Government Money Market Fund, Class I 1.470% (f)	10,000,000	10,000,000
STIT-Government & Agency Portfolio, Institutional Class 1.380% (f)	5,000,000	5,000,000

		25,000,000

Total Securities Lending Reinvestments (Cost $214,372,229)		214,374,261

Total Investments— 113.3% (Cost $1,370,320,020)		1,303,253,883
Other assets and liabilities (net)—(13.3)%		(153,336,766)

Net Assets—100.0%		$1,149,917,117

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-19

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of June 30, 2022, the market value of securities loaned was $225,286,152 and the collateral received consisted of cash in the amount of $214,372,143 and non-cash collateral with a value of $17,975,218. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Consolidated Statement of Assets and Liabilities.
(c)	Variable or floating rate security. The stated rate represents the rate at June 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(d)	The rate shown represents current yield to maturity.
(e)	Represents investment of cash collateral received from securities on loan as of June 30, 2022.
(f)	The rate shown represents the annualized seven-day yield as of June 30, 2022.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2022, the market value of 144A securities was $57,312,837, which is 5.0% of net assets.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	12,901,000	UBSA	07/26/22	USD	9,003,144	$(96,970)
BRL	14,674,000	JPMC	07/05/22	USD	2,827,469	(23,582)
BRL	14,674,000	UBSA	07/05/22	USD	2,801,451	2,436
CAD	13,469,000	UBSA	07/26/22	USD	10,420,277	43,439
CHF	4,366,000	UBSA	07/26/22	USD	4,528,872	50,383
COP	24,806,837,000	UBSA	07/21/22	USD	6,349,331	(391,430)
CZK	50,530,000	UBSA	07/26/22	USD	2,150,734	(16,125)
DKK	9,189,000	MSIP	07/26/22	USD	1,307,976	(11,489)
EUR	12,007,103	UBSA	07/26/22	USD	12,723,218	(123,131)
ILS	12,295,000	UBSA	07/26/22	USD	3,566,870	(42,997)
JPY	2,843,963,344	MSIP	07/26/22	USD	21,046,150	(59,427)
MYR	22,515,000	MSIP	07/21/22	USD	5,115,302	(7,427)
NZD	7,899,000	MSIP	07/26/22	USD	5,019,838	(87,260)
PHP	8,622,000	GSI	07/21/22	USD	162,065	(5,289)
PLN	24,538,000	GSI	07/26/22	USD	5,562,777	(103,620)
THB	148,060,000	UBSA	07/26/22	USD	4,192,007	(971)
TWD	27,025,000	MSIP	07/21/22	USD	916,733	(7,510)
ZAR	63,617,000	UBSA	07/26/22	USD	3,978,300	(76,339)

Contracts to Deliver
BRL	14,674,000	JPMC	07/05/22	USD	2,801,451	(2,436)
BRL	14,674,000	UBSA	07/05/22	USD	3,006,141	202,255
BRL	14,674,000	JPMC	08/02/22	USD	2,805,253	25,392
CLP	7,966,459,000	GSI	07/21/22	USD	9,528,573	877,254
CNH	49,690,000	JPMC	07/26/22	USD	7,416,971	(5,817)
GBP	244,176	MSIP	07/26/22	USD	300,673	3,334
GBP	406,960	UBSA	07/26/22	USD	500,666	5,102
GBP	366,264	UBSA	07/26/22	USD	448,970	2,963
GBP	366,263	UBSA	07/26/22	USD	446,684	678
GBP	244,176	UBSA	07/26/22	USD	299,989	2,651
GBP	3,055,800	JPMC	09/07/22	USD	3,692,247	(32,055)
HUF	1,572,981,000	UBSA	07/26/22	USD	4,167,269	23,609
INR	495,042,000	JPMC	07/21/22	USD	6,338,647	77,717
KRW	17,449,000	MSIP	07/21/22	USD	13,737	296
MXN	115,167,000	GSI	07/26/22	USD	5,670,477	(34,770)
SEK	304,000	UBSA	07/26/22	USD	30,216	478

Cross Currency Contracts to Buy
CAD	498,551	UBSA	07/26/22	AUD	553,000	5,549

Net Unrealized Appreciation						$194,891

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-20

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Euro STOXX 50 Index Futures	09/16/22	392	EUR	13,488,720	$(1,144,380)
FTSE 100 Index Futures	09/16/22	76	GBP	5,411,960	(314,760)
MSCI China Index Futures	09/16/22	424	USD	11,590,040	217,245
Nikkei 225 Index Futures	09/08/22	45	JPY	1,187,100,000	(510,906)
S&P 500 Index E-Mini Futures	09/16/22	21	USD	3,978,975	(227,803)
S&P TSX 60 Index Futures	09/15/22	65	CAD	14,852,500	(1,068,773)
TOPIX Index Futures	09/08/22	82	JPY	1,533,810,000	(417,711)
U.S. Treasury Long Bond Futures	09/21/22	332	USD	46,023,500	(732,025)
U.S. Treasury Note 2 Year Futures	09/30/22	258	USD	54,184,032	(163,670)
U.S. Treasury Note 5 Year Futures	09/30/22	52	USD	5,837,000	(17,553)
U.S. Treasury Ultra Long Bond Futures	09/21/22	93	USD	14,353,969	(471,551)

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Euro STOXX 50 Index Futures	09/16/22	(1,587)	EUR	(54,608,670)	$3,652,169
Euro-Bund Futures	09/08/22	(278)	EUR	(41,360,840)	310,495
Euro-Schatz Futures	09/08/22	(276)	EUR	(30,124,020)	56,134
FTSE 100 Index Futures	09/16/22	(313)	GBP	(22,288,730)	239,497
Japanese Government 10 Year Bond Futures	09/12/22	(21)	JPY	(3,120,810,000)	(353,842)
S&P 500 Index E-Mini Futures	09/16/22	(1,163)	USD	(220,359,425)	11,448,274
TOPIX Index Futures	09/08/22	(282)	JPY	(5,274,810,000)	407,653
U.S. Treasury Note 10 Year Futures	09/21/22	(2,450)	USD	(290,401,563)	701,327
U.S. Treasury Note Ultra 10 Year Futures	09/21/22	(141)	USD	(17,959,875)	(26,733)

Net Unrealized Appreciation					$11,583,087

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)(1)
Pay	12M SOFR	Annually	2.460%	Annually	07/23/32	USD	353,000,000	$(10,339,405)	$—	$(10,339,405)

(1)	There were no upfront premiums paid or (received), therefore the market value equals unrealized appreciation/(depreciation).

Glossary of Abbreviations

Counterparties

(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.
(MSIP)—	Morgan Stanley & Co. International plc
(UBSA)—	UBS AG

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-21

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

Glossary of Abbreviations—(Continued)

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(CLP)—	Chilean Peso
(CNH)—	Chinese Renminbi
(COP)—	Colombian Peso
(CZK)—	Czech Koruna
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(HUF)—	Hungarian Forint
(ILS)—	Israeli Shekel
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NZD)—	New Zealand Dollar
(PHP)—	Philippine Peso
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(THB)—	Thai Baht
(TWD)—	Taiwanese Dollar
(USD)—	United States Dollar
(ZAR)—	South African Rand

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(SOFR)—	Secured Overnight Financing Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(ADR)—	American Depositary Receipt
(DAC)—	Designated Activity Company
(ETF)—	Exchange-Traded Fund
(REIT)—	Real Estate Investment Trust

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-22

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Consolidated Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$4,523,788	$937,476	$—	$5,461,264
Air Freight & Logistics	2,588,148	504,347	—	3,092,495
Airlines	362,211	—	—	362,211
Auto Components	561,758	352,318	—	914,076
Automobiles	6,628,159	4,368,949	—	10,997,108
Banks	22,146,919	11,627,035	—	33,773,954
Beverages	10,336,662	3,139,701	—	13,476,363
Biotechnology	8,987,249	872,349	—	9,859,598
Building Products	1,890,451	1,668,540	—	3,558,991
Capital Markets	17,200,018	3,651,806	—	20,851,824
Chemicals	9,028,972	3,932,532	—	12,961,504
Commercial Services & Supplies	3,241,112	—	—	3,241,112
Communications Equipment	2,814,447	588,557	—	3,403,004
Construction & Engineering	—	834,407	—	834,407
Construction Materials	931,892	628,274	—	1,560,166
Consumer Finance	3,145,416	—	—	3,145,416
Containers & Packaging	2,866,012	219,812	—	3,085,824
Diversified Consumer Services	181,121	—	—	181,121
Diversified Financial Services	2,568,299	108,235	—	2,676,534
Diversified Telecommunication Services	5,496,743	3,180,346	—	8,677,089
Electric Utilities	6,022,016	1,974,276	—	7,996,292
Electrical Equipment	4,009,698	1,685,040	—	5,694,738
Electronic Equipment, Instruments & Components	1,948,876	1,369,190	—	3,318,066
Energy Equipment & Services	2,345,034	—	—	2,345,034
Entertainment	5,460,997	652,390	—	6,113,387
Equity Real Estate Investment Trusts	7,885,358	1,142,713	—	9,028,071
Food & Staples Retailing	5,193,257	1,146,527	—	6,339,784
Food Products	4,789,228	4,226,515	—	9,015,743
Gas Utilities	—	486,974	—	486,974
Health Care Equipment & Supplies	10,974,562	908,258	—	11,882,820
Health Care Providers & Services	14,643,347	—	—	14,643,347
Health Care Technology	248,479	—	—	248,479
Hotels, Restaurants & Leisure	8,151,547	1,530,484	—	9,682,031
Household Durables	2,156,838	1,093,438	—	3,250,276
Household Products	7,781,405	751,880	—	8,533,285
Independent Power and Renewable Electricity Producers	79,705	355,049	—	434,754
Industrial Conglomerates	3,190,214	1,041,432	—	4,231,646
Insurance	10,464,134	4,586,750	—	15,050,884
Interactive Media & Services	24,536,299	363,172	—	24,899,471
Internet & Direct Marketing Retail	12,960,208	567,995	—	13,528,203
IT Services	23,662,051	1,170,588	—	24,832,639

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-23

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated§ Schedule of Investments as of June 30, 2022 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Leisure Products	$71,018	$412,434	$—	$483,452
Life Sciences Tools & Services	9,723,352	431,625	—	10,154,977
Machinery	7,611,057	2,636,447	—	10,247,504
Marine	—	746,344	—	746,344
Media	5,078,514	151,696	—	5,230,210
Metals & Mining	3,787,108	5,912,239	—	9,699,347
Multi-Utilities	1,400,453	990,266	—	2,390,719
Multiline Retail	3,664,703	496,714	—	4,161,417
Oil, Gas & Consumable Fuels	19,609,556	8,946,373	—	28,555,929
Paper & Forest Products	369,793	259,730	—	629,523
Personal Products	1,321,737	2,221,401	—	3,543,138
Pharmaceuticals	30,041,663	16,489,481	—	46,531,144
Professional Services	470,170	2,493,931	—	2,964,101
Real Estate Management & Development	120,998	1,222,385	—	1,343,383
Road & Rail	9,409,220	142,695	—	9,551,915
Semiconductors & Semiconductor Equipment	26,387,839	3,110,636	—	29,498,475
Software	46,000,005	594,617	—	46,594,622
Specialty Retail	9,299,089	662,861	—	9,961,950
Technology Hardware, Storage & Peripherals	27,507,127	—	—	27,507,127
Textiles, Apparel & Luxury Goods	3,501,544	4,276,892	—	7,778,436
Thrifts & Mortgage Finance	348,637	—	—	348,637
Tobacco	1,359,418	1,220,637	—	2,580,055
Trading Companies & Distributors	2,299,716	2,438,788	—	4,738,504
Transportation Infrastructure	104,825	—	—	104,825
Water Utilities	609,660	392,894	—	1,002,554
Wireless Telecommunication Services	393,261	2,529,541	—	2,922,802
Total Common Stocks	472,493,093	120,447,982	—	592,941,075
Total Corporate Bonds & Notes*	—	429,302,050	—	429,302,050
Total Mutual Funds*	18,780,761	—	—	18,780,761
Preferred Stocks
Automobiles	—	407,949	—	407,949
Health Care Equipment & Supplies	—	220,762	—	220,762
Household Products	—	338,676	—	338,676
Water Utilities	33,391	—	—	33,391
Total Preferred Stocks	33,391	967,387	—	1,000,778
Total Short-Term Investments*	—	46,854,958	—	46,854,958
Securities Lending Reinvestments
Certificates of Deposit	—	59,999,493	—	59,999,493
Commercial Paper	—	18,002,539	—	18,002,539
Repurchase Agreements	—	104,372,229	—	104,372,229
Time Deposits	—	7,000,000	—	7,000,000
Mutual Funds	25,000,000	—	—	25,000,000
Total Securities Lending Reinvestments	25,000,000	189,374,261	—	214,374,261
Total Investments	$516,307,245	$786,946,638	$—	$1,303,253,883

Collateral for Securities Loaned (Liability)	$—	$(214,372,143)	$—	$(214,372,143)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$1,323,536	$—	$1,323,536
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(1,128,645)	—	(1,128,645)
Total Forward Contracts	$—	$194,891	$—	$194,891
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$17,032,794	$—	$—	$17,032,794
Futures Contracts (Unrealized Depreciation)	(5,449,707)	—	—	(5,449,707)
Total Futures Contracts	$11,583,087	$—	$—	$11,583,087
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(10,339,405)	$—	$(10,339,405)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-24

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated§ Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets
Investments at value (a) (b)	$1,303,253,883
Cash	8,532
Cash denominated in foreign currencies (c)	1,031,093
Cash collateral (d)	45,574,306
Unrealized appreciation on forward foreign currency exchange contracts	1,323,536
Receivable for:
Investments sold	6,336,499
Fund shares sold	99
Dividends and interest	5,325,104
Variation margin on futures contracts	1,726,139
Variation margin on centrally cleared swap contracts	3,080,263

Total Assets	1,367,659,454
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	1,128,645
Collateral for securities loaned	214,372,143
Payables for:
Investments purchased	352,556
Fund shares redeemed	299,236
Accrued Expenses:
Management fees	612,286
Distribution and service fees	241,134
Deferred trustees’ fees	227,640
Other expenses	508,697

Total Liabilities	217,742,337

Net Assets	$1,149,917,117

Net Assets Consist of:
Paid in surplus	$1,266,319,840
Distributable earnings (Accumulated losses)	(116,402,723)

Net Assets	$1,149,917,117

Net Assets
Class B	$1,149,917,117
Capital Shares Outstanding*
Class B	112,388,620
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$10.23

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,370,320,020.
(b)	Includes securities loaned at value of $225,286,152.
(c)	Identified cost of cash denominated in foreign currencies was $1,058,860.
(d)	Includes collateral of $25,496,927 for futures contracts and $20,077,379 for centrally cleared swap contracts.

Consolidated§ Statement of Operations

Six Months Ended June 30, 2022 (Unaudited)

Investment Income
Dividends (a)	$7,535,708
Interest	7,792,748
Securities lending income	156,517

Total investment income	15,484,973
Expenses
Management fees	4,133,085
Administration fees	41,231
Custodian and accounting fees	183,086
Distribution and service fees—Class B	1,622,591
Audit and tax services	47,145
Legal	23,077
Shareholder reporting	18,780
Insurance	5,342
Miscellaneous (b)	16,176

Total expenses	6,090,513
Less management fee waiver	(39,328)

Net expenses	6,051,185

Net Investment Income	9,433,788

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(8,489,693)
Futures contracts	2,847,878
Swap contracts	(37,281,791)
Foreign currency transactions	22,200
Forward foreign currency transactions	(7,342,957)

Net realized gain (loss)	(50,244,363)

Net change in unrealized appreciation (depreciation) on:
Investments	(234,796,315)
Futures contracts	8,717,663
Swap contracts	(14,257,145)
Foreign currency transactions	(81,482)
Forward foreign currency transactions	156,078

Net change in unrealized appreciation (depreciation)	(240,261,201)

Net realized and unrealized gain (loss)	(290,505,564)

Net Increase (Decrease) in Net Assets From Operations	$(281,071,776)

(a)	Net of foreign withholding taxes of $365,048.
(b)	Includes $19,894 in Trustees’ fees and expenses and $21,639 in deferred Trustee compensation losses.

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-25

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated§ Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$9,433,788	$16,086,447
Net realized gain (loss)	(50,244,363)	90,814,634
Net change in unrealized appreciation (depreciation)	(240,261,201)	62,608,448

Increase (decrease) in net assets from operations	(281,071,776)	169,509,529

From Distributions to Shareholders
Class B	(95,867,634)	(7,937,442)

Total distributions	(95,867,634)	(7,937,442)

Increase (decrease) in net assets from capital share transactions	10,970,115	(252,406,351)

Total increase (decrease) in net assets	(365,969,295)	(90,834,264)

Net Assets
Beginning of period	1,515,886,412	1,606,720,676

End of period	$1,149,917,117	$1,515,886,412

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Value	Shares	Value
Class B
Sales	178,834	$2,180,311	508,387	$6,633,047
Reinvestments	9,362,074	95,867,634	608,233	7,937,442
Redemptions	(7,165,331)	(87,077,830)	(20,393,871)	(266,976,840)

Net increase (decrease)	2,375,577	$10,970,115	(19,277,251)	$(252,406,351)

Increase (decrease) derived from capital shares transactions		$10,970,115		$(252,406,351)

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-26

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated§ Financial Highlights

Selected per share data
			Class B
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$13.78		$12.43	$13.12	$10.96	$12.88	$11.58

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.09		0.13	0.10	0.23	0.22	0.14
Net realized and unrealized gain (loss)	(2.72)		1.28	0.10	2.11	(1.37)	1.50

Total income (loss) from investment operations	(2.63)		1.41	0.20	2.34	(1.15)	1.64

Less Distributions
Distributions from net investment income	(0.16)		(0.04)	(0.22)	(0.18)	(0.18)	(0.10)
Distributions from net realized capital gains	(0.76)		(0.02)	(0.67)	0.00	(0.59)	(0.24)

Total distributions	(0.92)		(0.06)	(0.89)	(0.18)	(0.77)	(0.34)

Net Asset Value, End of Period	$10.23		$13.78	$12.43	$13.12	$10.96	$12.88

Total Return (%) (b)	(19.06	)(c)	11.42	2.11	21.49	(9.42)	14.29

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.94	(d)	0.93	0.94	0.92	0.93	0.95
Net ratio of expenses to average net assets (%) (e)	0.93	(d)	0.92	0.93	0.91	0.91 (f)	0.95 (f)
Ratio of net investment income (loss) to average net assets (%)	1.45	(d)	1.03	0.83	1.85	1.86	1.15
Portfolio turnover rate (%)	24	(c)	35	138	90	77	108
Net assets, end of period (in millions)	$1,149.9		$1,515.9	$1,606.7	$1,785.0	$1,693.8	$1,232.0

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 7 of the Notes to Consolidated Financial Statements).
(f)	The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.01% for the year ended December 31, 2018 and less than 0.01% for the year ended December 31, 2017.

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-27

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Notes to Consolidated Financial Statements—June 30, 2022 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-four series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is Schroders Global Multi-Asset Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered one class of shares: Class B shares. Class B shares are currently offered by the Portfolio.

2. Consolidation of Subsidiary—Schroders Global Multi-Asset Portfolio, Ltd.

The Portfolio may invest up to 10% of its total assets in the Schroders Global Multi-Asset Portfolio, Ltd., which is a wholly-owned and controlled subsidiary of the Portfolio that is organized under the laws of the Cayman Islands as an exempted company (the “Subsidiary”). The Portfolio invests in the Subsidiary in order to gain exposure to the commodities market within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies. Under Treasury regulations, subpart F income, if any, realized by a wholly-owned non-U.S. subsidiary (such as the Subsidiary) of the Portfolio and included in the Portfolio’s annual income for U.S. federal income purposes, will constitute qualifying income to the extent it is either (i) timely and currently repatriated or (ii) derived with respect to the Portfolio’s business of investing in stock, securities or currencies.

The Subsidiary invests primarily in commodity futures and swaps on commodity futures, but it may also invest in other commodity related instruments and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. Unlike the Portfolio, the Subsidiary may invest without limitation in commodity-linked derivatives; however, the Subsidiary complies with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Portfolio’s transactions in derivatives. In addition, the Portfolio and the Subsidiary will be subject to the Portfolio’s fundamental investment restrictions and compliance policies and procedures on a consolidated basis.

By investing in the Subsidiary, the Portfolio is exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are subject to commodities risk. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. The Portfolio, however, wholly owns and controls the Subsidiary, and the Portfolio and Subsidiary are both managed by Schroder Investment Management North America Inc. (the “Subadviser”), making it unlikely that the Subsidiary will take action contrary to the interests of the Portfolio and its shareholders. Changes in the laws of the United States and/or Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in the Portfolio’s prospectus and could adversely affect the Portfolio. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Portfolio shareholders would likely suffer decreased investment returns.

The Consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and the Financial Highlights of the Portfolio include the accounts of the Subsidiary. As of June 30, 2022, the Portfolio held $6,120,566 in the Subsidiary, representing 0.4% of the Portfolio’s total assets. All inter-company accounts and transactions have been eliminated in consolidation for the Portfolio. The Subsidiary has a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.

3. Significant Accounting Policies

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these consolidated financial statements, management has evaluated events and transactions subsequent to June 30, 2022 through the date the consolidated financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946- Financial Services- Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its consolidated financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for

BHFTI-28

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Notes to Consolidated Financial Statements—June 30, 2022—(Continued)

a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from third-party pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage- and asset-backed securities are generally valued based upon evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued in reference to similar instruments traded on active markets are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded OTC are generally valued based upon interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

BHFTI-29

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Notes to Consolidated Financial Statements—June 30, 2022—(Continued)

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including, but not limited to, the overnight index swap rate, London Interbank Offered Rate (“LIBOR”) forward rate or other interest rates, yield curves or credit spreads to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

In December 2020, the Securities and Exchange Commission adopted Rule 2a-5, Good Faith Determinations of Fair Value, under the 1940 Act, which is intended to address valuation practices and the role of the board of directors with respect to the fair value of the investments of a registered investment company. Among other things, Rule 2a-5 will permit the Portfolio’s Board to designate the Portfolio’s primary investment adviser to perform the Portfolio’s fair value determinations, which will be subject to the Board’s oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the investment adviser’s fair value determinations. Compliance with Rule 2a-5 will be required beginning in September 2022. The Portfolio’s valuation policies and related practices may be impacted as the Portfolio comes into compliance with Rule 2a-5.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP.

BHFTI-30

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Notes to Consolidated Financial Statements—June 30, 2022—(Continued)

Permanent book and tax basis differences relating to shareholder distributions will result in reclassification distributable earnings (accumulated losses) and paid-in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed. As of June 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure.

Collateralized Obligations - The Portfolio may invest in collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), other collateralized debt obligations (“CDOs”), and other similarly structured securities. CDOs, CBOs and CLOs are types of asset-backed securities. A CBO is a trust that is backed by a diversified pool of high risk, below investment grade fixed-income securities. The collateral can be from many types of fixed-income securities such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically collateralized by a pool of loans that may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties.

For CDOs, CBOs and CLOs, the cash flow from the trust is split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is typically the “equity” or “first loss” tranche, which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Senior tranches are paid from the cash flows from the underlying assets before the junior tranches and equity tranches. Losses are first borne by the equity tranches, next by the junior tranches, and finally by the senior tranches. The risks of an investment in a CBO, CLO or other CDO depend largely on the quality and type of the collateral securities and the class of the instrument in which a Portfolio invests. If some debt instruments go into default and the cash collected by the CBO, CLO or CDO is insufficient to pay all of its investors, those in the lowest, most junior tranches suffer losses first. Since they are partially protected from defaults, senior tranches typically have higher ratings and lower potential yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, more senior tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class.

Mortgage-Related and Other Asset-Backed Securities - The Portfolio may invest in mortgage-related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by or payable from, mortgage loans on real property or other receivables. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

In one type of SMBS, one class receives all of the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security until maturity. These adjustments are netted against payments received for the IOs and the net amount is included in interest income on the Consolidated Statement of Operations of the Portfolio. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage-related and other asset-backed securities held by the Portfolio are included in the Consolidated Portfolio’s Schedule of Investments.

The Portfolio may invest a significant portion of its assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

When-Issued and Delayed-Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed-delivery basis. Settlement of such transactions will occur beyond the customary settlement period. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

BHFTI-31

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Notes to Consolidated Financial Statements—June 30, 2022—(Continued)

Upon making a commitment to purchase a security on a when-issued or delayed-delivery basis, the Portfolio will hold liquid assets in a segregated account with the Portfolio’s Custodian, or set aside liquid assets in the Portfolio’s records, worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2022, the Portfolio had direct investments in repurchase agreements with a gross value of $33,402,859. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $104,372,229. The combined value of all repurchase agreements is included as part of investments at value on the Consolidated Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2022.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur, any interest earned, and any dividends declared during the term of the loan, would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio generally receives cash, U.S. Government securities, letters of credit, or other collateral deemed appropriate by the Adviser. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, including repurchase agreements with respect to equity securities, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Consolidated Schedule of Investments and the valuation techniques are described in Note 3. The value of the securities on loan may change each business day. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2022 is reflected as securities lending income on the Consolidated Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2022 are disclosed in the footnotes to the Consolidated Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2022.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.

	Remaining Contractual Maturity of the Agreements As of June 30, 2022
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(89,151,272)	$—	$—	$—	$(89,151,272)
Corporate Bonds & Notes	(118,069,116)	—	—	—	(118,069,116)
Mutual Funds	(5,149,755)	—	—	—	(5,149,755)
U.S. Treasury	(2,002,000)	—	—	—	(2,002,000)
Total Borrowings	$(214,372,143)	$—	$—	$—	$(214,372,143)
Gross amount of recognized liabilities for securities lending transactions					$(214,372,143)

BHFTI-32

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Notes to Consolidated Financial Statements—June 30, 2022—(Continued)

4. Investments in Derivative Instruments

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed-upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the valuation date, is included in the Consolidated Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Consolidated Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Consolidated Statement of Assets and Liabilities. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Portfolio may also experience losses even when such contracts are used for hedging purposes. The Portfolio’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Futures Contracts - The Portfolio may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign currency exchange rates in the normal course of pursuing its investment objective. During the period, the Portfolio’s investment in equity and interest rate futures were used investment exposure purposes. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Consolidated Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Consolidated Statement of Operations. When the contract is closed or expires, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. If futures contracts are exchange-traded, the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default. For OTC futures, the Portfolio’s ability to terminate the positions may be more limited than in the case of exchange-traded positions and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

Swap Agreements - The Portfolio may enter into swap agreements in which the Portfolio and a counterparty agree to either make periodic net payments on a specified notional amount or net payment upon termination. Swap agreements are either privately negotiated in the OTC market (“OTC swaps”) or executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The Portfolio may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash may be paid or received, as applicable, by the Portfolio as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Portfolio as collateral for swap contracts are identified in the Consolidated Schedule of Investments and restricted cash, if any, is reflected on the Consolidated Statement of Assets and Liabilities.

Centrally Cleared Swaps: Clearinghouses currently offer clearing derivative transactions which include interest rate and credit derivatives. In a cleared derivative transaction, a Portfolio typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Portfolio’s exposure to the credit risk of the original counterparty. The Portfolio typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Portfolio would be required to post in an uncleared derivative transaction.

Swap agreements are marked-to-market daily. The fair value of an OTC swap is reflected on the Consolidated Statement of Assets and Liabilities. The changes in value, if any, are reflected as a component of net change in unrealized appreciation/depreciation on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for variation margin on the Consolidated Statement of Assets and Liabilities and as a component of unrealized appreciation/

BHFTI-33

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Notes to Consolidated Financial Statements—June 30, 2022—(Continued)

depreciation on the Consolidated Statement of Operations. Upfront payments paid or received upon entering into the swap agreement compensate for differences between the stated terms of the swap agreement and prevailing market conditions (such as credit spreads, currency exchange rates, interest rates, and other relevant factors). Upon termination or maturity of the swap, upfront premiums are recorded as realized gains or losses on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Consolidated Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Consolidated Statement of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit, and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Portfolio may enter into swap transactions with counterparties in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to cover the Portfolio’s exposure to the counterparty. Counterparty risk related to centrally cleared swaps is mitigated due to the protection against defaults provided by the exchange on which these contracts trade.

Interest Rate Swaps: The Portfolio may enter into interest rate swaps to manage its exposure to interest rates or to protect against currency fluctuations, to adjust its interest rate sensitivity (duration), to preserve a return or spread on a particular investment, or otherwise as a substitute for a direct investment in debt securities. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Other forms of interest rate swap agreements may include: (1) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; (2) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; (3) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels; and (4) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.

The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2022 by category of risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Interest Rate			Unrealized depreciation on centrally cleared swap contracts (a) (b)	$10,339,405
	Unrealized appreciation on futures contracts (a) (c)	$1,067,956	Unrealized depreciation on futures contracts (a) (c)	1,765,374
Equity	Unrealized appreciation on futures contracts (a) (c)	15,964,838	Unrealized depreciation on futures contracts (a) (c)	3,684,333
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	1,323,536	Unrealized depreciation on forward foreign currency exchange contracts	1,128,645

Total		$18,356,330		$16,917,757

(a)	Financial instrument not subject to a master netting agreement.
(b)	Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Consolidated Schedule of Investments. Only the variation margin is reported within the Consolidated Statement of Assets and Liabilities.
(c)	Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedule of Investments. Only the current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Consolidated Statement of Assets and Liabilities to enable users of the consolidated financial statements to evaluate the effect or potential effect of netting arrangements on its consolidated financial position for recognized assets and liabilities.

BHFTI-34

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Notes to Consolidated Financial Statements—June 30, 2022—(Continued)

The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2022.

Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Goldman Sachs International	$877,254	$(143,679)	$—	$733,575
JPMorgan Chase Bank N.A.	103,109	(63,890)	—	39,219
Morgan Stanley & Co. International plc	3,630	(3,630)	—	—
UBS AG	339,543	(339,543)	—	—

	$1,323,536	$(550,742)	$—	$772,794

The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2022.

Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Goldman Sachs International	$143,679	$(143,679)	$—	$—
JPMorgan Chase Bank N.A.	63,890	(63,890)	—	—
Morgan Stanley & Co. International plc	173,113	(3,630)	—	169,483
UBS AG	747,963	(339,543)	—	408,420

	$1,128,645	$(550,742)	$—	$577,903

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

The following tables summarize the effect of derivative instruments on the Consolidated Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2022:

Consolidated Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Equity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$(7,342,957)	$(7,342,957)
Futures contracts	14,213,141	(11,365,263)	—	2,847,878
Swap contracts	(37,281,791)	—	—	(37,281,791)

	$(23,068,650)	$(11,365,263)	$(7,342,957)	$(41,776,870)

Consolidated Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Equity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$156,078	$156,078
Futures contracts	207,341	8,510,322	—	8,717,663
Swap contracts	(14,257,145)	—	—	(14,257,145)

	$(14,049,804)	$8,510,322	$156,078	$(5,383,404)

For the six months ended June 30, 2022, the average notional par or face amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$346,035,915
Futures contracts long	269,724,574
Futures contracts short	(628,497,173)
Swap contracts	549,166,667

‡	Averages are based on activity levels during the period for which the amounts are outstanding.

BHFTI-35

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Notes to Consolidated Financial Statements—June 30, 2022—(Continued)

5. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the COVID-19 pandemic. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The COVID-19 pandemic has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this pandemic, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. At this time, it is still not possible to estimate the severity or duration of the COVID-19 pandemic, including the severity, duration and frequency of any additional “waves” or emerging variants of COVID-19. It is also still not possible to estimate the duration or frequency of the utilization of any therapeutic treatments and vaccines for COVID-19 or variants thereof. It is likewise still not possible to predict or estimate the longer-term effects of the COVID-19 pandemic, or any actions taken to contain or address the pandemic, on the Portfolios, the financial markets, and economy at large. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

In late February 2022, Russian military forces invaded Ukraine, significantly amplifying already existing geopolitical tensions among Russia, Ukraine, Europe, NATO, and the West. Russia’s invasion, the responses of countries and political bodies to Russia’s actions, and the potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities such as oil and natural gas. Following Russia’s actions, various countries, including the U.S., Canada, the United Kingdom, Germany, and France, as well as the European Union, issued broad-ranging economic sanctions against Russia. Sanctions threatened or imposed by these jurisdictions, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or the Portfolio. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Portfolio. Sanctions, or the threat of new or modified sanctions, could impair the ability of the Portfolio to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Portfolio, even if the Portfolio does not have direct exposure to securities of Russian issuers.

Commodities Risk: Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the consolidated financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions and reduce the counterparty risk associated with

BHFTI-36

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Notes to Consolidated Financial Statements—June 30, 2022—(Continued)

relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (e.g., futures contracts and exchange-traded options), while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options).

For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar master agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Portfolio the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to such counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Consolidated Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Consolidated Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Consolidated Schedule of Investments.

Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency, which is segregated at a broker account registered with the Commodities Futures Trading Commission, or the applicable regulator. In a cleared derivative transaction, the Portfolio’s counterparty is a clearinghouse rather than a bank or broker. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

Foreign Investment Risk: The investments by the Portfolio in foreign securities, whether direct or indirect, involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation, unexpected market closures or other political, social or economic developments, such as the imposition of economic sanctions against one or more countries, organizations, entities and/or individuals, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, which is the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In 2017, the UK Financial Conduct Authority (FCA) announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. dollar LIBOR and the Sterling Overnight Interbank Average Rate for

BHFTI-37

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Notes to Consolidated Financial Statements—June 30, 2022—(Continued)

GBP LIBOR). Various financial industry groups have been planning for the transition away from LIBOR and markets are developing in response to these new rates, but there are concerns around liquidity of the new rates and obstacles to converting certain securities and transactions to new rates. Neither the effect of the transition process nor its ultimate success can yet be known. The transition away from and eventual elimination of LIBOR may adversely affect the interest rates on, and liquidity and value of, certain assets and liabilities of the Portfolio that are tied to LIBOR. These may include bank loans, floating rate securities, structured securities (including asset-backed and mortgage-backed securities), other debt securities, derivatives, and financing transactions tied to LIBOR, particularly insofar as the documentation governing such instruments does not include “fall back” provisions addressing the transition from LIBOR. The effect of any changes to, or discontinuation of, LIBOR on the Portfolio will vary depending on, among other things (1) existing fallback or termination provisions in individual contracts and (2) the extent to which industry participants adopt new reference rates and fallbacks for both legacy and new products and instruments. The Subadviser may have discretion to determine a successor or substitute reference rate, including any price or other adjustments to account for differences between the successor or substitute reference rate and previous rate. Such successor or substitute reference rate and any adjustments selected may negatively impact the Portfolio’s investments, performance or financial condition, and may expose the Portfolio to additional tax, accounting and regulatory risks. The transition away from LIBOR may affect the value, liquidity or return on certain Portfolio investments and may result in costs incurred in connection with closing out positions and entering into new trades, adversely impacting the Portfolio’s overall financial condition or results of operations. It is difficult to predict the full impact of the transition away from LIBOR and the adoption of alternative reference rates on the Portfolio.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

6. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2022 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$283,184,211	$0	$346,360,444

7. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2022	% per annum	Average Daily Net Assets
$4,133,085	0.680%	First $100 million
	0.660%	$100 million to $250 million
	0.640%	$250 million to $750 million
	0.620%	$750 million to $1.5 billion
	0.600%	Over $1.5 billion

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. The Subadviser is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, the Adviser has agreed, for the period April 29, 2022 to April 30, 2023, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.010%	First $100 million
(0.010)%	$100 million to $200 million
0.010%	$750 million to $1.25 billion
0.040%	$1.25 billion to $1.5 billion
0.020%	$1.5 billion to $1.75 billion
0.050%	Over $1.75 billion

BHFTI-38

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Notes to Consolidated Financial Statements—June 30, 2022—(Continued)

An identical agreement was in place for the period April 30, 2021 to April 29, 2022. Amounts waived for the six months ended June 30, 2022 are shown as management fee waiver in the Consolidated Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2022 are shown as Distribution and service fees in the Consolidated Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. During the six months ended June 30, 2022, deferred compensation losses exceeded accrued Trustees’ fees and expenses. As such, changes in the value of participants’ deferral accounts in excess of the Trustees’ fees and expenses are reflected as a component of Miscellaneous expenses in the Consolidated Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Consolidated Statement of Assets and Liabilities.

8. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

9. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2022 was as follows:

Cost basis of investments	$1,377,493,177

Gross unrealized appreciation	67,174,113
Gross unrealized (depreciation)	(141,413,407)

Net unrealized appreciation (depreciation)	$(74,239,294)

The tax character of distributions paid for the years ended December 31, 2021 and 2020 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2021	2020	2021	2020	2021	2020
$7,937,442	$72,017,285	$—	$41,782,296	$7,937,442	$113,799,581

BHFTI-39

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Notes to Consolidated Financial Statements—June 30, 2022—(Continued)

As of December 31, 2021, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation (Depreciation)	Accumulated Capital Losses	Total
$37,902,400	$57,463,712	$165,422,493	$—	$260,788,605

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2021, the Portfolio had no accumulated capital losses.

10. Recent Accounting Pronouncement

In January 2021, the FASB issued Accounting Standards Update No. 2021-01 (“ASU 2021-01”), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, as regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective through December 31, 2022, for all entities. The expedients and exceptions provided by the amendments do not apply to contract modifications and hedging relationships entered into or evaluated after December 31, 2022, except for hedging transactions as of December 31, 2022, that an entity has elected certain optional expedients for and that are retained through the end of the hedging relationship. Management expects that the adoption of the guidance will not have a material impact on the Portfolio’s financial statements.

BHFTI-40

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

For the period April 1, 2021 through March 31, 2022, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-41

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Managed By SSGA Funds Management, Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2022, the Class A and Class B shares of the SSGA Emerging Markets Enhanced Index Portfolio returned -16.82% and -16.92%, respectively. The Portfolio’s benchmark, MSCI Emerging Markets Index¹, returned -17.63%.

MARKET ENVIRONMENT / CONDITIONS

Emerging market (“EM”) equities had a challenging first half of the year, down -17.63%. In the first quarter, EM stocks were negatively affected on all fronts, given continued issues with COVID-19, the Russia-Ukraine war, rising interest rates, rising inflation, and tepid earnings outlook. Chinese technology and real estate names led the fall amid weakening investor sentiment over sustained regulatory pressure. This caused China’s State Council to begin efforts to stabilize the financial markets and help growth prospects.

As a result of the war in Ukraine, Russia was the subject of several sanctions by developed countries, including the imposition of restrictions on the Central Bank of Russia’s international reserves and the removal of some Russian banks from the SWIFT network. Sanctions on Russia continued to ratchet up through the end of the first half of the year, resulting in commodities being negatively affected either directly or indirectly, pushing global prices up substantially. Latin America and the Middle Eastern markets benefitted the most. All the major EM equity indices removed Russian stocks at a zero value in early March, while Russian stocks that trade in the United Kingdom and the European Union were frozen.

Investors began the second quarter laser-focused on inflation but ended the quarter worrying about both inflation and economic growth. Despite EM outperforming their developed markets peers by a wide margin, U.S. dollar strength proved to be a key headwind for EM over the quarter. Latin American markets, Colombia, Peru and Brazil, were among the weakest markets in the MSCI Emerging Markets Index. A combination of rising concerns over a global recession, domestic policy uncertainty and weaker industrial metals prices in the latter part of the quarter contributed to declines in equities and currencies.

EM European markets of Poland and Hungary both underperformed by a wide margin, as geopolitical risks stemming from the Russia-Ukraine war persisted. South Korea and Taiwan lagged as waning consumer demand for Information Technology negatively impacted the hardware-heavy countries. Conversely, China was the only EM economy to generate a positive return over the second quarter. Commodities rolled over sharply as the first half of the year came to an end.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The Portfolio had strong performance year to date ending June 30, 2022, relative to the benchmark Index. In the first four months of the year, most of the performance was driven by the Portfolio’s exposure to our Value, Quality, Sentiment and Catalyst signals, with all four core factor families exhibiting positive efficacy. Value exposure continued to benefit the Portfolio through the end of May. However, our Quality, Sentiment and Catalyst factor exposure detracted from the Portfolio’s performance in the final two months of the period. Value exposure also detracted from Portfolio performance in the final month of the first half of the year.

From a sector perspective, stock selection in Energy and Communication Services were the largest contributors to excess return. In the Energy sector, an underweight to NOVATEK JSC (Russia) added a positive 0.16% to the Portfolio’s excess return. The Russian energy company saw its stock price decline 100% over the period following economic sanctions in March. In the Communication Services sector, an underweight to NAVER Corp. (Korea) added a positive 0.05% to the Portfolio’s excess return. The Korean internet advertisement and search portal business saw its share price decline over 40% over the period, as companies with extended multiples in the Communication Services and Information Technology space were sold off heavily throughout most of the first half of 2022. Stock selection in the Financials sector was the largest detractor to excess return. An underweight allocation to Bank of China detracted -0.05% from the Portfolio’s excess return. The Beijing bank fared well over the first six months of the year, up over 10% as Chinese banks have done well throughout the year due to dovish government policy.

From a country perspective, stock selection in China was the largest positive contributor. In China, an overweight allocation to Energy and an underweight to biotechnology industries produced the strongest value add. An underweight to Russia also added value from an allocation perspective. Stock selection in India was the largest detractor to relative performance. An overweight allocation to Tech Mahindra detracted -0.06%. The Indian Information Technology company’s shares fell over 45% year to date primarily due to contraction in price multiples.

BHFTI-1

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Managed By SSGA Funds Management, Inc.

Portfolio Manager Commentary*—(Continued)

The Portfolio’s positioning at period end was overweight Information Technology, Health Care, and Energy sectors, while the largest underweight allocations were in Financials, Industrials and Consumer Staples sectors. Country positioning favors Mexico, Thailand and Korea and underweight allocations to Kuwait, India and Qatar. The model maintains its tilts towards the core Value, Sentiment, Quality and Catalyst themes.

Robert Luiso

Jay Siegrist

Portfolio Managers

SSGA Funds Management, Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance of emerging markets.

BHFTI-2

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

A $10,000 INVESTMENT COMPARED TO THE MSCI EMERGING MARKETS INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2022

	6 Month	1 Year	Since Inception[1]
SSGA Emerging Markets Enhanced Index Portfolio
Class A	-16.82	-23.84	-0.07
Class B	-16.92	-24.02	-0.29
MSCI Emerging Markets Index	-17.63	-25.28	0.11

1 Inception date of the Class A and Class B shares was 04/29/19. The since inception return of the index is based on the Portfolio’s inception date.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2022

Top Holdings

% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	6.0
Tencent Holdings, Ltd.	3.9
Samsung Electronics Co., Ltd.	3.3
Alibaba Group Holding, Ltd.	3.3
Meituan - Class B	1.4
Reliance Industries, Ltd.	1.2
Infosys, Ltd.(ADR)	1.1
JD.com, Inc. - Class A	1.0
China Construction Bank Corp. - Class H	1.0
Hon Hai Precision Industry Co., Ltd.	0.9

Top Countries

% of Net Assets
China	33.4
Taiwan	13.8
India	11.9
South Korea	11.0
Brazil	5.0
Saudi Arabia	3.9
South Africa	3.4
Mexico	2.5
Thailand	2.0
Indonesia	1.8

BHFTI-3

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2022 through June 30, 2022.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

SSGA Emerging Markets Enhanced Index Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period** January 1, 2022 to June 30, 2022
Class A	Actual	0.67%	$1,000.00	$831.80	$3.04
	Hypothetical*	0.67%	$1,000.00	$1,021.47	$3.36

Class B	Actual	0.92%	$1,000.00	$830.80	$4.18
	Hypothetical*	0.92%	$1,000.00	$1,020.23	$4.61

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

BHFTI-4

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—94.0% of Net Assets

Security Description	Shares	Value

Brazil—3.5%
Ambev S.A. (ADR)	421,900	$1,058,969
B3 S.A. - Brasil Bolsa Balcao	404,200	846,484
Banco Bradesco S.A.	84,876	233,215
Banco Bradesco S.A. (ADR)	246,745	804,389
Banco do Brasil S.A.	166,600	1,062,608
Cosan S.A. (ADR) (a)	11,666	162,157
Dexco S.A.	32,340	60,992
Energisa S.A.	69,000	531,991
Getnet Adquirencia e Servicos para Meios de Pagamento S.A. (ADR) (a)	16,687	27,033
Instituto Hermes Pardini S.A.	48,100	183,726
Itau Unibanco Holding S.A. (ADR)	129,400	553,832
JBS S.A.	150,300	907,237
Mahle-Metal Leve S.A.	48,300	214,023
Marfrig Global Foods S.A.	96,900	224,223
Petroleo Brasileiro S.A.	130,800	763,288
Petroleo Brasileiro S.A. (ADR)	49,000	572,320
Sao Martinho S.A.	44,600	309,608
Telefonica Brasil S.A.	104,400	938,781
TIM S.A.	32,000	78,021
TIM S.A. (ADR) (a)	7,600	92,340
Vale S.A.	110,000	1,609,187
Vale S.A. (ADR)	117,500	1,719,025
Vibra Energia S.A.	67,500	215,522
Vinci Partners Investments, Ltd. - Class A	5,200	55,640

		13,224,611

Chile—0.5%
Banco de Credito e Inversiones S.A.	1,825	53,423
Banco Santander Chile	15,651,516	631,928
Cencosud S.A.	507,445	645,884
Cia Cervecerias Unidas S.A.	42,007	265,505
Empresas COPEC S.A.	33,971	250,622

		1,847,362

China—33.4%
3SBio, Inc.	670,000	533,530
AAC Technologies Holdings, Inc.	70,500	162,926
Alibaba Group Holding, Ltd. (b)	852,500	12,160,667
Anhui Conch Cement Co., Ltd. - Class A	5,100	26,914
Anhui Conch Cement Co., Ltd. - Class H	132,000	577,072
Anhui Expressway Co., Ltd. - Class H	78,000	63,351
Anhui Yingjia Distillery Co., Ltd. - Class A	22,900	223,306
ANTA Sports Products, Ltd.	97,000	1,213,974
Asymchem Laboratories Tianjin Co., Ltd.	2,000	86,480
Autohome, Inc. (ADR)	4,200	165,186
BAIC Motor Corp., Ltd. - Class H	441,000	148,557
Baidu, Inc. (ADR) (b)	20,600	3,063,838
Bank of Chengdu Co., Ltd. - Class A	77,100	191,806
Bank of China, Ltd. - Class H	2,515,000	1,007,629
Bank of Hangzhou Co., Ltd. - Class A	164,400	368,170
Bank of Jiangsu Co., Ltd. - Class A	479,680	510,635
Bank of Nanjing Co., Ltd. - Class A	142,100	221,242
Bank of Ningbo Co., Ltd. - Class A	41,700	223,349
Baoshan Iron & Steel Co., Ltd. - Class A	260,800	234,759
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd. - Class A	2,175	50,444

China—(Continued)
BGI Genomics Co., Ltd. - Class A	8,800	94,350
Bilibili, Inc. (ADR) (a) (b)	1,500	38,400
BOE Technology Group Co., Ltd. - Class A	247,700	145,778
Brilliance China Automotive Holdings, Ltd. (b) (c) (d)	818,000	312,739
BYD Co., Ltd. - Class A	9,500	476,040
BYD Co., Ltd. - Class H	62,000	2,497,376
BYD Electronic International Co., Ltd. (a)	132,500	417,242
CGN Power Co., Ltd. - Class H	2,642,000	644,387
China BlueChemical, Ltd. - Class H	810,000	233,484
China Coal Energy Co., Ltd. - Class H	157,000	134,696
China Communications Services Corp., Ltd. - Class H	502,000	221,067
China Construction Bank Corp. - Class A	260,600	236,073
China Construction Bank Corp. - Class H	5,351,000	3,597,699
China Everbright, Ltd.	12,241	11,537
China Galaxy Securities Co., Ltd. - Class H	602,000	348,170
China Harmony Auto Holding, Ltd.	201,500	91,951
China Hongqiao Group, Ltd. (a)	553,500	635,096
China International Marine Containers Group Co., Ltd. - Class A	134,300	278,287
China International Marine Containers Group Co., Ltd. - Class H	163,200	267,813
China Lesso Group Holdings, Ltd.	384,000	581,006
China Longyuan Power Group Corp., Ltd. - Class H	454,000	885,539
China Medical System Holdings, Ltd.	456,000	712,702
China Meidong Auto Holdings, Ltd.	26,000	82,040
China Mengniu Dairy Co., Ltd.	40,000	199,907
China Merchants Bank Co., Ltd. - Class A	117,900	744,468
China Merchants Bank Co., Ltd. - Class H	321,000	2,183,574
China National Building Material Co., Ltd. - Class H	430,000	460,483
China New Higher Education Group, Ltd.	73,462	25,200
China Overseas Land & Investment, Ltd.	304,000	972,511
China Petroleum & Chemical Corp. - Class H	1,518,000	682,161
China Resources Beer Holdings Co., Ltd.	88,000	667,748
China Resources Boya Bio-pharmaceutical Group Co., Ltd. - Class A	12,800	68,821
China Resources Land, Ltd.	20,000	94,589
China Resources Power Holdings Co., Ltd.	184,000	381,072
China Shenhua Energy Co., Ltd. - Class A	61,811	306,868
China Shenhua Energy Co., Ltd. - Class H	424,500	1,230,344
China State Construction Engineering Corp., Ltd. - Class A	370,100	294,392
China Traditional Chinese Medicine Holdings Co., Ltd.	218,000	134,876
China Vanke Co., Ltd. - Class H	272,700	696,378
China Yangtze Power Co., Ltd. - Class A	71,900	248,468
China Yongda Automobiles Services Holdings, Ltd.	305,000	288,755
Chinese Universe Publishing and Media Group Co., Ltd. - Class A	38,700	57,842
Chlitina Holding, Ltd.	17,000	110,846
Chongqing Brewery Co., Ltd. - Class A	26,000	570,442
Chongqing Zhifei Biological Products Co., Ltd. - Class A	11,200	186,136
CIFI Ever Sunshine Services Group, Ltd.	26,000	33,721
CITIC Telecom International Holdings, Ltd.	635,000	210,688
CITIC, Ltd.	790,000	801,896
COFCO Joycome Foods, Ltd.	1	1
Contemporary Amperex Technology Co., Ltd. - Class A	10,800	864,787
COSCO SHIPPING Holdings Co., Ltd. - Class A	145,420	302,983
COSCO SHIPPING Holdings Co., Ltd. - Class H	382,200	534,771
Country Garden Services Holdings Co., Ltd.	311	1,415
CRRC Corp., Ltd. - Class H	375,000	139,713
CSPC Pharmaceutical Group, Ltd.	844,240	840,353
Da An Gene Co., Ltd. of Sun Yat-Sen University - Class A	69,380	178,163
Dali Foods Group Co., Ltd.	422,000	224,575

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

China—(Continued)
Daqo New Energy Corp. (ADR) (b)	6,300	$449,694
Datang International Power Generation Co., Ltd. - Class H	556,000	92,271
Dian Diagnostics Group Co., Ltd. - Class A	11,200	52,076
Dongfeng Motor Group Co., Ltd. - Class H	630,000	479,425
Dongyue Group, Ltd.	173,000	217,248
ENN Energy Holdings, Ltd.	10,500	172,723
FAW Jiefang Group Co., Ltd. - Class A	80,500	112,722
Fuyao Glass Industry Group Co., Ltd. - Class H (144A)	70,800	364,717
G-bits Network Technology Xiamen Co., Ltd. - Class A	3,244	188,370
GD Power Development Co., Ltd. - Class A	1,047,200	612,348
Geely Automobile Holdings, Ltd.	345,000	788,466
Genscript Biotech Corp. (b)	108,000	392,565
GF Securities Co., Ltd. - Class H	300,600	398,088
Great Wall Motor Co., Ltd. - Class H	167,000	345,487
Guangdong Provincial Expressway Development Co., Ltd. - Class A	88,320	106,266
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. - Class A	30,600	144,518
Guangzhou Kingmed Diagnostics Group Co., Ltd. - Class A	5,200	64,175
Haidilao International Holding, Ltd. (a) (b)	83,000	198,340
Haier Smart Home Co., Ltd. - Class A	65,800	270,385
Haier Smart Home Co., Ltd. - Class H	28,000	105,171
Haitian International Holdings, Ltd.	187,000	478,654
Hangzhou Tigermed Consulting Co., Ltd. - Class A	2,338	40,059
Harbin Electric Co., Ltd. - Class H (a) (b)	270,000	78,568
Helens International Holdings Co., Ltd. (b)	74,000	174,222
Hengan International Group Co., Ltd.	126,000	591,872
Hengli Petrochemical Co., Ltd. - Class A	71,500	238,096
Hongfa Technology Co., Ltd. - Class A	46,340	290,216
Hopson Development Holdings, Ltd. (a)	99,583	152,429
Huadian Power International Corp., Ltd. - Class A	285,000	167,688
Huadong Medicine Co., Ltd. - Class A	28,900	195,435
Hualan Biological Engineering, Inc. - Class A	11,591	39,524
Huaneng Power International, Inc. - Class H	336,000	169,228
Huaxin Cement Co., Ltd. - Class A	38,400	112,028
Huayu Automotive Systems Co., Ltd. - Class A	31,900	109,762
Hubei Xingfa Chemicals Group Co., Ltd. - Class A	22,900	150,730
Imeik Technology Development Co., Ltd. - Class A	2,420	217,251
Industrial & Commercial Bank of China, Ltd. - Class A	216,000	153,976
Industrial & Commercial Bank of China, Ltd. - Class H	3,072,000	1,826,081
Industrial Bank Co., Ltd. - Class A	181,100	538,952
Industrial Securities Co., Ltd. - Class A	35,800	37,769
Inner Mongolia ERDOS Resources Co., Ltd. - Class A	69,440	187,493
Inner Mongolia Yitai Coal Co., Ltd. - Class A	76,400	124,976
JD Health International, Inc. (a) (b)	3,565	28,671
JD.com, Inc. - Class A	113,154	3,658,732
Jiangsu Expressway Co., Ltd. - Class H	256,000	257,834
Jiangsu Shuangxing Color Plastic New Materials Co., Ltd. - Class A	17,400	47,171
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. - Class A	15,800	60,621
JiuGui Liquor Co., Ltd. - Class A	5,000	139,030
Jiumaojiu International Holdings, Ltd.	59,000	159,708
JNBY Design, Ltd.	92,500	105,951
Joincare Pharmaceutical Group Industry Co., Ltd. - Class A	109,499	202,252
Jointown Pharmaceutical Group Co., Ltd. - Class A	64,800	115,364
JOYY, Inc. (ADR)	8,000	238,880
Kingboard Holdings, Ltd.	63,000	238,287
Kuaishou Technology (b)	14,500	162,620
Kunlun Energy Co., Ltd.	828,000	679,552
Kweichow Moutai Co., Ltd. - Class A	2,800	858,897

China—(Continued)
Lenovo Group, Ltd.	1,206,000	1,129,690
Li Auto, Inc. (ADR) (b)	13,000	498,030
Li Ning Co., Ltd.	163,000	1,540,774
Livzon Pharmaceutical Group, Inc. - Class H	70,300	242,885
Longfor Group Holdings, Ltd.	178,500	860,051
Lonking Holdings, Ltd.	396,000	96,017
Luxi Chemical Group Co., Ltd. - Class A (b)	43,700	113,003
Luzhou Laojiao Co., Ltd. - Class A	4,000	147,781
Maanshan Iron & Steel Co., Ltd. - Class A	120,900	68,526
Meituan - Class B (b)	209,500	5,294,040
Nanjing Iron & Steel Co., Ltd. - Class A	586,300	276,123
NARI Technology Co., Ltd. - Class A	63,744	257,657
NetDragon Websoft Holdings, Ltd.	35,500	77,170
NetEase, Inc.	149,200	2,792,276
Newborn Town, Inc. (b)	260,000	97,233
Newland Digital Technology Co., Ltd. - Class A	81,400	160,949
Ningbo Tuopu Group Co., Ltd. - Class A	18,000	184,731
NIO, Inc. (ADR) (b)	60,800	1,320,576
Nongfu Spring Co., Ltd. - Class H	90,800	527,892
ORG Technology Co., Ltd. - Class A	54,500	42,386
PetroChina Co., Ltd. - Class H	2,514,000	1,183,308
Pharmaron Beijing Co., Ltd. - Class H	65,400	657,516
PICC Property & Casualty Co., Ltd. - Class H	1,216,000	1,268,041
Pinduoduo, Inc. (ADR) (b)	19,800	1,223,640
Ping An Insurance Group Co. of China, Ltd. - Class A	33,800	236,053
Ping An Insurance Group Co. of China, Ltd. - Class H	399,000	2,761,730
Pingdingshan Tianan Coal Mining Co., Ltd. - Class A	34,500	70,270
Power Construction Corp. of China, Ltd. - Class A	177,400	208,918
Proya Cosmetics Co., Ltd. - Class A	18,403	454,603
RLX Technology, Inc. (ADR) (b)	12,600	26,838
SAIC Motor Corp., Ltd. - Class A	37,300	99,367
Shaanxi Coal Industry Co., Ltd. - Class A	228,500	725,821
Shan Xi Hua Yang Group New Energy Co., Ltd. - Class A	44,800	103,247
Shandong Chenming Paper Holdings, Ltd. - Class A	46,800	39,466
Shandong Chenming Paper Holdings, Ltd. - Class H (b)	255,500	97,376
Shandong Hualu Hengsheng Chemical Co., Ltd. - Class A	20,180	88,121
Shandong Sinocera Functional Material Co., Ltd. - Class A	6,600	35,485
Shandong Weigao Group Medical Polymer Co., Ltd. - Class H	28,000	33,020
Shanghai AJ Group Co., Ltd. - Class A	63,200	56,031
Shanghai Fosun Pharmaceutical Group Co., Ltd. - Class H (a)	31,000	115,087
Shanghai International Port Group Co., Ltd. - Class A	151,700	132,226
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. - Class A	132,800	205,721
Shanghai Pharmaceuticals Holding Co., Ltd. - Class H	141,100	234,059
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. - Class A	13,360	649,242
Shenzhen Energy Group Co., Ltd. - Class A	10,672	10,235
Shenzhen Expressway Corp., Ltd. - Class H	156,000	162,104
Shenzhen International Holdings, Ltd.	50,813	50,056
Shenzhen Kangtai Biological Products Co., Ltd. - Class A	5,488	37,092
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	7,400	346,931
Shenzhen Overseas Chinese Town Co., Ltd. - Class A	166,100	161,628
Sichuan Kelun Pharmaceutical Co., Ltd. - Class A	28,000	78,449
Sichuan Swellfun Co., Ltd. - Class A	11,500	159,179
Sihuan Pharmaceutical Holdings Group, Ltd. (a)	603,000	98,655
Silergy Corp.	1,000	79,744
Sinopharm Group Co., Ltd. - Class H	179,600	438,935
Sinotrans, Ltd. - Class A	746,600	433,118

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

China—(Continued)
Sinotrans, Ltd. - Class H	1,032,000	$296,480
SITC International Holdings Co., Ltd.	19,000	53,836
Sunny Optical Technology Group Co., Ltd.	35,700	580,922
Suzhou Dongshan Precision Manufacturing Co., Ltd. - Class A	11,100	38,031
TangShan Port Group Co., Ltd. - Class A	323,600	124,808
TBEA Co., Ltd. - Class A	76,900	315,336
Tencent Holdings, Ltd.	323,500	14,691,266
Tencent Music Entertainment Group (ADR) (b)	33,800	169,676
Tian Ge Interactive Holdings, Ltd. (b)	66,231	8,116
Tingyi Cayman Islands Holding Corp.	265,876	456,122
Tongcheng Travel Holdings, Ltd. (b)	9,614	21,144
Topchoice Medical Corp. - Class A (b)	1,700	44,372
Topsports International Holdings, Ltd.	41,000	37,350
Tsingtao Brewery Co., Ltd. - Class H	52,000	542,297
Uni-President China Holdings, Ltd.	205,000	175,988
Vats Liquor Chain Store Management JSC, Ltd. - Class A	12,800	84,010
Vipshop Holdings, Ltd. (ADR) (b)	25,600	253,184
Wangfujing Group Co., Ltd. - Class A	10,000	38,881
Want Want China Holdings, Ltd.	1,148,000	1,001,207
Weibo Corp. (ADR) (b)	17,100	395,523
Wolong Electric Group Co., Ltd. - Class A	33,000	71,248
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. - Class A	56,300	179,663
Wuliangye Yibin Co., Ltd. - Class A	9,800	296,091
WuXi AppTec Co., Ltd. - Class H	31,000	413,905
Wuxi Biologics Cayman, Inc. (144A) (b)	183,500	1,690,320
XD, Inc. (a) (b)	14,000	37,435
Xiamen Xiangyu Co., Ltd. - Class A	223,200	293,917
Xiaomi Corp. - Class B (b)	354,600	619,640
Xinhua Winshare Publishing & Media Co., Ltd. - Class A	56,400	77,079
Xinjiang Zhongtai Chemical Co., Ltd. - Class A	156,300	181,404
Xinte Energy Co., Ltd. - Class H	32,800	100,035
Xinxing Ductile Iron Pipes Co., Ltd. - Class A	584,200	420,970
XPeng, Inc. (ADR) (b)	20,600	653,844
Xuji Electric Co., Ltd. - Class A	20,100	57,806
Yadea Group Holdings, Ltd.	426,000	836,937
YuanShengTai Dairy Farm, Ltd. (b)	953,000	31,852
Yum China Holdings, Inc.	23,200	1,125,200
Zai Lab, Ltd. (ADR) (b)	217	7,526
Zhejiang Century Huatong Group Co., Ltd. - Class A (b)	11,850	8,548
Zhejiang Expressway Co., Ltd. - Class H (b)	234,000	216,847
Zhejiang Jiahua Energy Chemical Industry Co., Ltd. - Class A	172,000	279,362
Zhejiang NHU Co., Ltd. - Class A	21,240	72,445
Zhejiang Orient Gene Biotech Co., Ltd. - Class A	3,127	53,382
Zhihu, Inc. (ADR) (a) (b)	46,500	83,235
Zhongsheng Group Holdings, Ltd.	141,000	995,874
Zijin Mining Group Co., Ltd. - Class H	108,000	134,243
ZTE Corp. - Class H	111,800	261,244
ZTO Express Cayman, Inc. (ADR)	8,100	222,345

		124,739,936

Colombia—0.1%
Ecopetrol S.A.	805,309	437,051

Czech Republic—0.3%
Komercni Banka A/S	20,560	579,869

Czech Republic—(Continued)
Moneta Money Bank AS	133,141	485,249
Philip Morris CR A/S	106	73,155

		1,138,273

Egypt—0.1%
Eastern Co. S.A.E.	179,207	98,183
ElSewedy Electric Co. (b)	254,173	81,930

		180,113

Greece—0.4%
Danaos Corp. (a)	3,800	239,780
Hellenic Telecommunications Organization S.A.	32,436	565,341
Mytilineos S.A.	25,602	377,720
OPAP S.A.	22,928	329,407

		1,512,248

Hong Kong—0.6%
Bosideng International Holdings, Ltd. (a)	1,320,000	820,984
China High Speed Transmission Equipment Group Co., Ltd. (b)	535,000	321,876
Kingboard Laminates Holdings, Ltd.	229,500	283,736
Nine Dragons Paper Holdings, Ltd.	30,952	26,231
Sino Biopharmaceutical, Ltd.	147,000	94,671
Skyworth Group, Ltd.	246,000	122,037
Truly International Holdings, Ltd.	482,000	147,053
United Laboratories International Holdings, Ltd. (The)	276,000	163,909
Vinda International Holdings, Ltd.	112,000	287,142

		2,267,639

Hungary—0.1%
Magyar Telekom Telecommunications plc	42,755	36,190
MOL Hungarian Oil & Gas plc	51,279	397,246

		433,436

India—11.9%
Ajanta Pharma, Ltd.	3,652	57,068
Ajanta Pharma, Ltd. (Interim Shares)	1,826	28,534
Alkem Laboratories, Ltd.	8,585	326,641
Ambuja Cements, Ltd.	119,870	551,871
Apollo Hospitals Enterprise, Ltd.	8,585	399,329
Apollo Tyres, Ltd.	24,674	57,816
Asian Paints, Ltd.	9,122	310,306
Axis Bank, Ltd. (b)	43,287	348,861
Bajaj Auto, Ltd.	1,894	89,205
Bajaj Finance, Ltd.	6,966	476,885
Bajaj Finserv, Ltd.	3,239	449,054
Balkrishna Industries, Ltd.	18,235	499,399
Balrampur Chini Mills, Ltd.	16,900	76,921
Bharat Electronics, Ltd.	367,782	1,087,838
Bharat Petroleum Corp., Ltd.	56,639	220,906
Bharti Airtel, Ltd. (b)	68,775	597,236
Birlasoft, Ltd.	65,696	296,199
Bombay Burmah Trading Co.	6,950	79,795
CESC, Ltd.	223,332	202,099
Chambal Fertilizers and Chemicals, Ltd.	71,804	242,493
Cyient, Ltd.	33,563	321,850

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

India—(Continued)
Dabur India, Ltd.	20,262	$127,378
DCM Shriram, Ltd.	24,986	298,983
Divi’s Laboratories, Ltd.	20,434	940,779
EID Parry India, Ltd.	23,303	156,237
Emami, Ltd.	64,232	344,263
Engineers India, Ltd.	45,586	32,943
Finolex Industries, Ltd.	20,842	35,924
GAIL India, Ltd.	493,797	844,159
Glenmark Pharmaceuticals, Ltd.	44,332	216,449
Godfrey Phillips India, Ltd.	3,458	46,351
Grasim Industries, Ltd.	54,179	904,376
Gujarat State Petronet, Ltd.	106,922	298,894
HCL Technologies, Ltd.	117,854	1,452,207
Hindalco Industries, Ltd.	181,742	779,218
Hindustan Aeronautics, Ltd.	22,120	495,868
Hindustan Unilever, Ltd.	17,231	485,193
Housing Development Finance Corp., Ltd.	70,684	1,933,391
ICICI Bank, Ltd.	225,944	2,025,825
IIFL Wealth Management, Ltd.	3,631	68,302
Indian Oil Corp., Ltd. (Interim Shares)	281,625	264,948
Indian Oil Corp., Ltd.	563,250	529,896
Indus Towers, Ltd.	107,206	284,724
Infosys, Ltd. (ADR)	224,000	4,146,240
ITC, Ltd.	229,392	791,530
JB Chemicals & Pharmaceuticals, Ltd.	17,240	344,738
JK Lakshmi Cement, Ltd.	18,723	99,247
JK Tyre & Industries, Ltd.	59,904	77,132
JSW Steel, Ltd.	125,032	890,236
Kalpataru Power Transmission, Ltd.	46,383	209,290
Kotak Mahindra Bank, Ltd.	1,481	31,172
Mahindra & Mahindra, Ltd.	37,358	516,547
Manappuram Finance, Ltd.	19,672	21,204
Marico, Ltd.	48,229	292,860
Motilal Oswal Financial Services, Ltd.	10,753	103,867
Muthoot Finance, Ltd.	13,796	171,185
NHPC, Ltd.	800,792	311,172
NTPC, Ltd.	521,507	942,542
Oil & Natural Gas Corp., Ltd.	246,397	470,106
Oil India, Ltd.	76,505	240,019
Oracle Financial Services Software, Ltd.	3,611	142,057
Orient Cement, Ltd.	55,756	82,119
Page Industries, Ltd.	1,156	590,994
Petronet LNG, Ltd.	15,492	42,253
Piramal Enterprises, Ltd.	2,451	51,703
Polyplex Corp., Ltd.	9,940	279,015
Power Grid Corp. of India, Ltd.	478,179	1,281,492
Rajesh Exports, Ltd.	7,679	60,559
REC, Ltd.	245,384	385,091
Redington India, Ltd.	217,279	347,236
Reliance Industries, Ltd.	137,154	4,504,486
Shriram Transport Finance Co., Ltd.	41,138	668,523
Sonata Software, Ltd.	17,518	148,545
State Bank of India	122,300	722,567
Sun Pharmaceutical Industries, Ltd.	76,889	808,837
Sun TV Network, Ltd.	25,982	137,002
Tata Chemicals, Ltd.	33,143	333,389
Tata Steel, Ltd.	75,295	825,970

India—(Continued)
Tech Mahindra, Ltd.	76,826	972,882
Torrent Power, Ltd.	58,076	334,413
Trident, Ltd.	249,088	122,751
UltraTech Cement, Ltd.	914	64,331
UPL, Ltd.	105,427	847,273
Vedanta, Ltd.	218,112	617,513
Welspun India, Ltd.	229,124	203,472
Wipro, Ltd.	181,442	956,996

		44,477,170

Indonesia—1.8%
Astra International Tbk PT	2,290,700	1,017,884
Bank Central Asia Tbk PT	2,942,200	1,433,663
Bank Mandiri Persero Tbk PT	2,603,000	1,389,664
Bank Rakyat Indonesia Persero Tbk PT	3,090,100	861,915
Indo Tambangraya Megah Tbk PT	215,800	443,854
Indofood Sukses Makmur Tbk PT	815,900	386,238
Indosat Tbk PT	220,400	96,949
Japfa Comfeed Indonesia Tbk PT	850,000	87,869
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,541,400	120,077
Sumber Alfaria Trijaya Tbk PT	656,600	89,938
Telkom Indonesia Persero Tbk PT	455,800	122,484
Telkom Indonesia Persero Tbk PT (ADR)	28,800	778,752

		6,829,287

Malaysia—1.3%
Alliance Bank Malaysia Bhd	62,000	44,764
AMMB Holdings Bhd	29,554	25,030
Astro Malaysia Holdings Bhd	368,000	75,599
Axiata Group Bhd	108,500	69,694
Bumi Armada Bhd (b)	3,077,300	268,309
CIMB Group Holdings Bhd	476,338	536,275
Hartalega Holdings Bhd	50,800	35,287
Hong Leong Financial Group Bhd	31,400	131,913
IHH Healthcare Bhd	486,500	714,046
Malayan Banking Bhd	44,000	85,772
MISC Bhd	122,700	197,707
Petronas Chemicals Group Bhd	278,900	569,871
Petronas Gas Bhd	35,400	132,073
Public Bank Bhd	76,600	75,977
RHB Bank Bhd	524,306	681,836
Sime Darby Bhd	1,055,600	510,417
Telekom Malaysia Bhd	244,300	291,138
Tenaga Nasional Bhd	75,500	136,682
Top Glove Corp. Bhd	536,800	126,716
Westports Holdings Bhd	44,200	35,626
YTL Power International Bhd	104,136	16,191

		4,760,923

Mexico—2.5%
Alfa S.A.B. de C.V. - Class A	638,400	453,971
Alpek S.A.B. de C.V.	72,900	100,344
Alsea S.A.B. de C.V. (b)	45,400	86,016
America Movil S.A.B. de C.V. -Series L	2,540,173	2,599,605
Arca Continental S.A.B. de C.V.	103,800	684,602
Fibra Uno Administracion S.A. de C.V.	733,700	731,894

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Mexico—(Continued)
Fomento Economico Mexicano S.A.B. de C.V.	8,400	$56,696
GMexico Transportes S.A.B. de C.V.	42,500	74,308
Grupo Bimbo S.A.B. de C.V. -Series A	374,900	1,225,027
Grupo Comercial Chedraui S.A. de C.V.	82,800	223,907
Grupo Financiero Banorte S.A.B. de C.V. - Class O	230,600	1,288,915
Grupo Mexico S.A.B. de C.V. - Series B	34,600	144,202
Orbia Advance Corp. S.A.B. de C.V.	274,000	643,119
Wal-Mart de Mexico S.A.B. de C.V.	248,500	855,128

		9,167,734

Peru—0.1%
Credicorp, Ltd.	300	35,973
Intercorp Financial Services, Inc.	4,900	114,660
Sociedad Minera Cerro Verde SAA	2,082	56,401

		207,034

Philippines—0.7%
DMCI Holdings, Inc.	703,000	112,588
Filinvest Land, Inc.	2,072,000	33,204
First Gen Corp.	70,600	21,698
Globe Telecom, Inc.	9,810	404,594
International Container Terminal Services, Inc.	171,860	575,033
Manila Electric Co.	49,830	325,981
Metropolitan Bank & Trust Co.	186,980	162,357
Nickel Asia Corp.	749,500	85,796
PLDT, Inc.	26,395	805,745
Semirara Mining & Power Corp.	195,600	124,415

		2,651,411

Poland—0.5%
Asseco Poland S.A.	17,977	303,445
Bank Polska Kasa Opieki S.A.	22,125	404,480
Cyfrowy Polsat S.A.	64,198	304,654
Dino Polska S.A. (b)	1,730	123,512
KRUK S.A.	3,576	191,470
Powszechna Kasa Oszczednosci Bank Polski S.A. (b)	104,362	654,898

		1,982,459

Qatar—0.8%
Doha Bank QPSC	83,099	59,360
Industries Qatar QSC	45,058	197,917
Masraf Al Rayan QSC	621,839	705,753
Ooredoo QPSC	28,316	59,871
Qatar Gas Transport Co., Ltd.	301,507	309,815
Qatar International Islamic Bank QSC	23,669	69,340
Qatar Islamic Bank SAQ	105,474	645,623
Qatar National Bank QPSC	125,725	690,446
Vodafone Qatar QSC	106,310	46,447

		2,784,572

Russia—0.0%
Gazprom PJSC (ADR) (c) (d)	9,700	0
Gazprom PJSC (ADR) (c) (d)	288,129	0
LUKOIL PJSC (ADR) (c) (d)	28,706	0
Magnit PJSC (GDR) (c) (d)	28,605	0
MMC Norilsk Nickel PJSC (ADR) (c) (d)	9,141	0

Russia—(Continued)
Mobile TeleSystems PJSC (ADR) (c) (d)	126,600	0
Novatek PJSC (GDR) (c) (d)	1,686	0
Novolipetsk Steel PJSC (GDR) (c) (d)	19,696	0
PhosAgro PAO (c) (d)	287	0
PhosAgro PJSC (GDR) (c) (d)	44,560	0
Rosneft Oil Co. PJSC (GDR) (c) (d)	77,745	0
Sberbank of Russia PJSC † (b) (c) (d)	879,480	0
Severstal PAO (GDR) (c) (d)	30,364	0
Tatneft PJSC (ADR) (c) (d)	7,842	0
X5 Retail Group NV (GDR) (c) (d)	23,631	0

		0

Saudi Arabia—3.9%
Al Rajhi Bank	137,718	3,033,091
Alinma Bank	115,489	1,030,423
Arab National Bank	83,039	653,219
Arriyadh Development Co.	61,351	368,594
Bank Al-Jazira	141,662	843,687
Banque Saudi Fransi	62,428	789,631
Etihad Etisalat Co.	8,780	82,103
Leejam Sports Co. JSC	11,730	279,970
Mouwasat Medical Services Co.	8	455
National Industrialization Co. (b)	152,495	656,306
National Medical Care Co.	3,401	49,005
Riyad Bank	82,498	706,891
SABIC Agri-Nutrients Co.	6,912	253,995
Sahara International Petrochemical Co.	81,222	1,089,015
Saudi Arabian Mining Co. (b)	9,744	129,717
Saudi Arabian Oil Co.	59,195	612,471
Saudi Basic Industries Corp.	71,373	1,933,955
Saudi Industrial Investment Group	9,219	70,148
Saudi National Bank (The)	80,865	1,422,603
Saudi Telecom Co.	5,300	137,324
United Electronics Co.	191	5,774
United International Transportation Co.	29,834	358,192

		14,506,569

Singapore—0.1%
BOC Aviation, Ltd.	45,900	386,729

South Africa—3.4%
Absa Group, Ltd.	57,173	544,420
African Rainbow Minerals, Ltd.	18,469	243,228
Anglo American Platinum, Ltd.	5,041	442,427
AngloGold Ashanti, Ltd.	3,371	49,729
Barloworld, Ltd.	30,680	169,338
Capitec Bank Holdings, Ltd.	1,253	152,992
Coronation Fund Managers, Ltd.	41,710	83,976
Exxaro Resources, Ltd. (a)	6,056	73,889
FirstRand, Ltd.	121,796	468,004
Gold Fields, Ltd.	48,411	451,954
Impala Platinum Holdings, Ltd.	61,164	681,519
Investec, Ltd.	64,485	348,819
KAP Industrial Holdings, Ltd.	192,476	52,147
Kumba Iron Ore, Ltd.	15,488	502,686
Life Healthcare Group Holdings, Ltd.	228,176	251,710

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

South Africa—(Continued)
Motus Holdings, Ltd.	58,863	$387,416
Mr. Price Group, Ltd. (a)	27,128	296,354
MTN Group, Ltd.	70,631	574,275
MultiChoice Group	31,197	222,065
Naspers, Ltd. - N Shares	11,013	1,610,977
Ninety One, Ltd.	8,867	21,040
Northam Platinum Holdings, Ltd. (b)	30,339	319,472
Old Mutual, Ltd.	483,946	328,583
Omnia Holdings, Ltd.	37,943	169,761
PSG Group, Ltd. (b)	45,366	234,598
Reunert, Ltd.	45,892	112,932
Sasol, Ltd. (b)	22,281	514,741
Shoprite Holdings, Ltd.	81,135	988,322
Sibanye Stillwater, Ltd.	332,199	825,557
Standard Bank Group, Ltd.	60,681	579,469
Truworths International, Ltd.	87,206	273,537
Vodacom Group, Ltd.	29,360	236,995
Vukile Property Fund, Ltd. (a)	137,437	107,393
Woolworths Holdings, Ltd.	154,069	514,439

		12,834,764

South Korea—10.5%
BGF retail Co., Ltd.	2,327	338,707
Celltrion, Inc.	455	62,701
Cheil Worldwide, Inc.	25,889	474,224
Chong Kun Dang Pharmaceutical Corp.	2,508	169,266
CJ ENM Co., Ltd.	4,310	311,378
Com2uSCorp	2,564	142,067
Daishin Securities Co., Ltd.	18,907	220,757
DB HiTek Co., Ltd.	6,652	256,873
DB Insurance Co., Ltd.	18,426	870,854
DoubleUGames Co., Ltd.	867	25,659
E-MART, Inc.	1,940	157,968
GOLFZON Co., Ltd.	1,275	132,877
Green Cross Corp.	1,024	133,122
Green Cross Holdings Corp.	3,469	52,467
GS Engineering & Construction Corp.	7,471	181,992
Halla Holdings Corp.	1,668	47,134
Hana Financial Group, Inc.	37,926	1,151,708
Hankook Tire & Technology Co., Ltd.	10,788	274,311
Humasis Co., Ltd.	7,234	88,548
Hyosung TNC Corp.	62	16,415
Hyundai Glovis Co., Ltd.	5,159	713,909
Hyundai Mobis Co., Ltd.	2,675	410,424
Hyundai Motor Co.	4,892	680,735
i-SENS, Inc.	2,515	56,156
Kakao Corp.	8,285	446,660
KB Financial Group, Inc.	39,495	1,466,410
Kia Corp.	29,025	1,731,670
Kolon Industries, Inc.	4,781	192,712
Korea Investment Holdings Co., Ltd.	2,864	136,217
Korea Real Estate Investment & Trust Co., Ltd.	170,832	224,701
Korean Reinsurance Co.	16,123	104,406
KT&G Corp.	18,794	1,189,668
Kumho Petrochemical Co., Ltd.	4,446	477,038
KUMHOE&C Co., Ltd.	12,812	77,791

South Korea—(Continued)
LG Chem, Ltd.	1,366	543,595
LG Corp.	3,484	209,623
LG Electronics, Inc.	12,212	832,431
LG Innotek Co., Ltd.	3,240	853,417
LG Uplus Corp. (b)	38,362	377,129
LS Electric Co., Ltd.	909	40,487
LX Semicon Co. Ltd.	3,608	265,300
MegaStudyEdu Co., Ltd.	1,107	66,597
Mirae Asset Securities Co., Ltd.	129,734	662,663
NAVER Corp.	4,035	748,607
Neowiz (b)	3,640	64,986
NH Investment & Securities Co., Ltd.	46,359	323,608
POSCO Holdings, Inc.	4,327	769,891
Samsung C&T Corp.	594	56,383
Samsung Electro-Mechanics Co., Ltd.	8,970	899,052
Samsung Electronics Co., Ltd.	281,614	12,336,005
Samsung Engineering Co., Ltd. (b)	9,160	152,867
Samsung Fire & Marine Insurance Co., Ltd.	3,837	596,892
Samsung Life Insurance Co., Ltd.	972	46,936
Samsung SDI Co., Ltd.	1,555	638,156
Samsung Securities Co., Ltd.	14,365	370,717
SD Biosensor, Inc.	11,474	344,031
Seegene, Inc.	8,269	230,817
Shinhan Financial Group Co., Ltd.	32,336	925,200
SK Bioscience Co., Ltd. (b)	819	63,470
SK Gas, Ltd.	108	10,112
SK Hynix, Inc.	37,939	2,653,685
SK Inc.	2,605	433,501
SK Telecom Co., Ltd.	12,256	491,477
Suheung Co., Ltd.	2,317	58,415
Woori Financial Group, Inc.	8,764	81,848

		39,165,423

Taiwan—13.8%
Acer, Inc.	109,000	79,595
Advanced International Multitech Co., Ltd.	22,000	57,095
ASE Technology Holding Co., Ltd.	359,000	924,752
Asia Vital Components Co., Ltd.	73,000	228,238
Asustek Computer, Inc.	60,000	626,104
AU Optronics Corp.	245,000	134,399
Cathay Financial Holding Co., Ltd.	817,251	1,399,772
Chicony Power Technology Co., Ltd.	19,000	44,763
China Development Financial Holding Corp.	2,123,984	1,049,056
China Steel Corp.	81,000	77,456
ChipMOS Technologies, Inc.	216,000	268,584
Chunghwa Telecom Co., Ltd.	296,000	1,217,267
Compeq Manufacturing Co., Ltd.	248,000	360,696
Coretronic Corp.	60,000	101,353
CTBC Financial Holding Co., Ltd.	1,873,000	1,591,433
Delta Electronics, Inc.	33,000	244,472
Eva Airways Corp. (b)	63,000	66,944
Evergreen Marine Corp. Taiwan, Ltd.	120,000	340,989
Far Eastern Department Stores, Ltd.	217,000	146,425
Far Eastern New Century Corp.	121,000	129,713
Farglory Land Development Co., Ltd.	86,000	180,974
First Financial Holding Co., Ltd.	841,502	743,850

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Taiwan—(Continued)
Fubon Financial Holding Co., Ltd.	745,176	$1,497,428
Gamania Digital Entertainment Co., Ltd.	154,000	331,704
Gigabyte Technology Co., Ltd.	61,000	181,044
Global Mixed Mode Technology, Inc.	12,000	61,267
Great Wall Enterprise Co., Ltd.	56,650	90,479
Holtek Semiconductor, Inc.	73,000	209,827
Hon Hai Precision Industry Co., Ltd.	904,000	3,306,930
Huaku Development Co., Ltd.	33,000	98,530
Kindom Development Co., Ltd.	317,100	347,486
King’s Town Bank Co., Ltd.	296,000	352,382
Kung Long Batteries Industrial Co., Ltd.	7,000	31,915
Lite-On Technology Corp.	468,000	909,279
MediaTek, Inc.	97,000	2,112,584
Mega Financial Holding Co., Ltd.	47,000	55,824
Micro-Star International Co., Ltd.	31,000	118,206
momo.com, Inc.	12,480	268,010
Nan Ya Plastics Corp.	39,000	108,807
Novatek Microelectronics Corp.	51,000	515,133
Parade Technologies, Ltd.	6,000	230,137
Phison Electronics Corp.	17,000	154,144
Pou Chen Corp.	293,000	290,351
Powerchip Semiconductor Manufacturing Corp.	42,000	56,581
Quanta Computer, Inc.	171,000	457,884
Realtek Semiconductor Corp.	53,000	646,189
Shin Kong Financial Holding Co., Ltd.	1,660,000	489,324
Simplo Technology Co., Ltd.	37,000	316,551
Sinon Corp.	83,000	85,637
SinoPac Financial Holdings Co., Ltd.	1,921,000	1,085,626
Taishin Financial Holding Co., Ltd.	1,767,818	968,360
Taiwan Hon Chuan Enterprise Co., Ltd.	108,000	276,495
Taiwan Semiconductor Manufacturing Co., Ltd.	1,408,000	22,424,688
Teco Electric and Machinery Co., Ltd.	214,000	214,707
Test Research, Inc.	28,000	56,168
Tong Hsing Electronic Industries, Ltd.	12,000	80,750
TXC Corp.	82,000	249,486
United Integrated Services Co., Ltd.	23,000	114,753
United Microelectronics Corp.	609,000	798,007
Wan Hai Lines, Ltd.	55,700	223,121
Winbond Electronics Corp.	348,000	254,240
Yang Ming Marine Transport Corp.	119,000	328,956
YFY, Inc.	269,000	230,099
Yuanta Financial Holding Co., Ltd.	1,493,160	988,687

		51,631,706

Thailand—2.0%
Advanced Info Service PCL (NVDR)	71,234	392,180
AP Thailand PCL (NVDR)	2,569,100	727,430
Bangkok Bank PCL	70,800	266,339
Chularat Hospital PCL - Class F	3,932,400	411,537
Delta Electronics Thailand PCL	15,600	146,932
Indorama Ventures PCL	172,400	229,184
Kasikornbank PCL	59,500	253,281
Kasikornbank PCL (NVDR)	60,900	259,241
Kiatnakin Phatra Bank PCL (NVDR)	318,400	559,115
PTT Exploration & Production PCL (NVDR)	269,400	1,212,963
PTT PCL	865,100	831,944

Thailand—(Continued)
Siam Cement PCL (The)	605	6,400
SPCG PCL	70,100	31,327
Supalai PCL	809,800	426,030
Supalai PCL (NVDR)	435,200	229,087
Thai Union Group PCL (NVDR)	1,438,400	696,436
Thai Vegetable Oil PCL (NVDR)	106,600	94,985
Thanachart Capital PCL	137,200	146,494
Tisco Financial Group PCL (NVDR)	279,200	699,255

		7,620,160

Turkey—0.4%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	20,226	32,929
Ford Otomotiv Sanayi A/S	39,725	636,225
KOC Holding A/S	213,522	469,103
Turkcell Iletisim Hizmetleri A/S	165,754	161,051

		1,299,308

United Arab Emirates—1.3%
Abu Dhabi Commercial Bank PJSC	215,349	519,808
Abu Dhabi Islamic Bank PJSC	202,343	413,556
Aldar Properties PJSC	858,408	1,041,136
Dubai Islamic Bank PJSC	310,962	488,022
Emirates NBD Bank PJSC	150,305	540,632
Emirates Telecommunications Group Co. PJSC	163,669	1,164,248
First Abu Dhabi Bank PJSC	113,408	580,197

		4,747,599

Total Common Stocks (Cost $388,834,033)		350,833,517

Preferred Stocks—2.0%

Brazil—1.5%
Banco Bradesco S.A.	122,936	404,035
Braskem S.A. - Class A	74,900	532,971
Cia Energetica de Minas Gerais	447,850	888,264
Cia Paranaense de Energia	262,200	342,188
Gerdau S.A.	45,600	194,740
Itausa S.A.	597,440	952,077
Petroleo Brasileiro S.A.	366,100	1,953,811
Randon S.A. Implementos e Participacoes	33,100	59,326
Unipar Carbocloro S.A.	19,580	340,834

		5,668,246

South Korea—0.5%
Samsung Electronics Co., Ltd.	45,266	1,816,155

Taiwan—0.0%
China Development Financial Holding Corp. (b)	5,460	1,535

Total Preferred Stocks (Cost $7,580,338)		7,485,936

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Short-Term Investment—2.8%

Security Description	Shares/ Principal Amount*	Value

Mutual Funds—2.8%
Invesco STIC Prime Portfolio	10,539,420	$10,539,420

Total Short-Term Investments (Cost $10,539,630)		10,539,420

Securities Lending Reinvestments (e)—0.3%

Repurchase Agreements—0.2%
Cantor Fitzgerald & Co. Repurchase Agreement dated 06/30/22 at 1.550%, due on 07/01/22 with a maturity value of $150,006; collateralized by U.S. Government Agency Obligations with rates ranging from 0.295% - 8.000%, maturity dates ranging from 09/15/22 - 02/20/72, and an aggregate market value of $153,000.	150,000	150,000
HSBC Securities, Inc. Repurchase Agreement dated 06/30/22 at 1.480%, due on 07/01/22 with a maturity value of $100,004; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.000%, maturity dates ranging from 12/22/22 - 05/15/43, and an aggregate market value of $102,004.	100,000	100,000
ING Financial Markets LLC Repurchase Agreement dated 06/30/22 at 1.460%, due on 07/01/22 with a maturity value of $138,294; collateralized by U.S. Government Agency Obligations with rates ranging from 0.500% - 6.625%, maturity dates ranging from 09/06/24 - 11/15/30, and an aggregate market value of $141,063.	138,289	138,289
Natixis S.A. (New York) Repurchase Agreement dated 06/30/22 at 1.450%, due on 07/01/22 with a maturity value of $243,502; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.375%, maturity dates ranging from 07/31/22 - 11/15/51, and an aggregate market value of $248,401.	243,491	243,491

		631,780

Mutual Funds — 0.1%
Allspring Government Money Market Fund, Select Class 1.270% (f)	100,000	100,000
BlackRock Liquidity Funds FedFund, Institutional Shares 1.320% (f)	75,000	75,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.380% (f)	100,000	100,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 1.390% (f)	50,000	50,000
STIT-Government & Agency Portfolio, Institutional Class 1.380% (f)	50,000	50,000
U.S. Government Money Market Fund, Institutional Share 1.250% (f)	100,000	100,000

		475,000

Total Securities Lending Reinvestments (Cost $1,106,781)		1,106,780

Total Investments—99.1% (Cost $408,060,782)		369,965,653
Other assets and liabilities (net)—0.9%		3,520,639

Net Assets—100.0%		$373,486,292

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2022, the market value of restricted securities was $0, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
(a)	All or a portion of the security was held on loan. As of June 30, 2022, the market value of securities loaned was $2,665,577 and the collateral received consisted of cash in the amount of $1,106,780 and non-cash collateral with a value of $1,740,284. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(b)	Non-income producing security.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of June 30, 2022, these securities represent 0.1% of net assets.
(e)	Represents investment of cash collateral received from securities on loan as of June 30, 2022.
(f)	The rate shown represents the annualized seven-day yield as of June 30, 2022.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2022, the market value of 144A securities was $2,055,037, which is 0.6% of net assets.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Sberbank of Russia PJSC	04/29/19-05/10/21	879,480	$3,157,857	$0

Ten Largest Industries as of June 30, 2022 (Unaudited)	% of Net Assets
Banks	14.4
Semiconductors & Semiconductor Equipment	8.7
Internet & Direct Marketing Retail	6.6
Interactive Media & Services	5.2
Oil, Gas & Consumable Fuels	5.0
Technology Hardware, Storage & Peripherals	5.0
Metals & Mining	3.7
Automobiles	3.5
Chemicals	3.4
Insurance	2.8

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
MSCI Emerging Markets Index Mini Futures	09/16/22	273	USD	13,686,855	$(106,167)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Other Abbreviations

(NVDR)—	Non-Voting Depository Receipts
(ADR)—	American Depositary Receipt
(GDR)—	Global Depositary Receipt

See accompanying notes to financial statements.

BHFTI-13

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$13,224,611	$—	$—	$13,224,611
Chile	1,847,362	—	—	1,847,362
China	109,582,780	14,844,417	312,739	124,739,936
Colombia	437,051	—	—	437,051
Czech Republic	1,138,273	—	—	1,138,273
Egypt	180,113	—	—	180,113
Greece	1,512,248	—	—	1,512,248
Hong Kong	2,267,639	—	—	2,267,639
Hungary	433,436	—	—	433,436
India	40,282,963	4,194,207	—	44,477,170
Indonesia	5,395,624	1,433,663	—	6,829,287
Malaysia	3,552,519	1,208,404	—	4,760,923
Mexico	9,167,734	—	—	9,167,734
Peru	207,034	—	—	207,034
Philippines	2,246,817	404,594	—	2,651,411
Poland	923,081	1,059,378	—	1,982,459
Qatar	2,784,572	—	—	2,784,572
Russia	—	—	0	0
Saudi Arabia	14,506,569	—	—	14,506,569
Singapore	386,729	—	—	386,729
South Africa	9,502,317	3,332,447	—	12,834,764
South Korea	21,877,726	17,287,697	—	39,165,423
Taiwan	42,152,138	9,479,568	—	51,631,706
Thailand	7,360,919	259,241	—	7,620,160
Turkey	1,105,328	193,980	—	1,299,308
United Arab Emirates	4,747,599	—	—	4,747,599
Total Common Stocks	296,823,182	53,697,596	312,739	350,833,517
Total Preferred Stocks*	7,485,936	—	—	7,485,936
Total Short-Term Investment*	10,539,420	—	—	10,539,420
Securities Lending Reinvestments
Repurchase Agreements	—	631,780	—	631,780
Mutual Funds	475,000	—	—	475,000
Total Securities Lending Reinvestments	475,000	631,780	—	1,106,780
Total Investments	$315,323,538	$54,329,376	$312,739	$369,965,653

Collateral for Securities Loaned (Liability)	$—	$(1,106,780)	$—	$(1,106,780)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(106,167)	$—	$—	$(106,167)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2022 is not presented.

During the period ended June 30, 2022, transfers into Level 3 in the amount of $10,150,689 were due to trading halts on the securities’ respective exchanges which resulted in the lack of observable inputs.

See accompanying notes to financial statements.

BHFTI-14

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets
Investments at value (a) (b)	$369,965,653
Cash	72,015
Cash denominated in foreign currencies (c)	2,136,544
Cash collateral for futures contracts	793,805
Receivable for:
Investments sold	49,609
Fund shares sold	1,422
Dividends	2,322,923

Total Assets	375,341,971
Liabilities
Collateral for securities loaned	1,106,780
Payables for:
Fund shares redeemed	12,557
Foreign taxes	59,698
Variation margin on futures contracts	53,088
Accrued Expenses:
Management fees	168,968
Administration fees	15,340
Custudian fees	346,828
Distribution and service fees	1,288
Deferred trustees’ fees	43,382
Other expenses	47,750

Total Liabilities	1,855,679

Net Assets	$373,486,292

Net Assets Consist of:
Paid in surplus	$408,856,257
Distributable earnings (Accumulated losses) (d)	(35,369,965)

Net Assets	$373,486,292

Net Assets
Class A	$367,453,135
Class B	6,033,157
Capital Shares Outstanding*
Class A	39,440,532
Class B	650,269
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$9.32
Class B	9.28

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $408,060,782.
(b)	Includes securities loaned at value of $2,665,577.
(c)	Identified cost of cash denominated in foreign currencies was $2,148,442.
(d)	Includes foreign capital gains tax of $58,580.

Statement of Operations

Six Months Ended June 30, 2022 (Unaudited)

Investment Income
Dividends (a)	$7,776,737
Non-cash dividends	612,653
Securities lending income	15,544

Total investment income	8,404,934
Expenses
Management fees	1,098,520
Administration fees	15,311
Custodian and accounting fees	187,232
Distribution and service fees—Class B	8,149
Audit and tax services	36,060
Legal	20,427
Shareholder reporting	7,321
Insurance	1,711
Miscellaneous (b)	23,478

Total expenses	1,398,209

Net Investment Income	7,006,725

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (c)	(283,718)
Futures contracts	(2,626,499)
Foreign currency transactions	(84,935)

Net realized gain (loss)	(2,995,152)

Net change in unrealized appreciation (depreciation) on:
Investments (d)	(79,942,584)
Futures contracts	(3,137)
Foreign currency transactions	(38,036)

Net change in unrealized appreciation (depreciation)	(79,983,757)

Net realized and unrealized gain (loss)	(82,978,909)

Net Increase (Decrease) in Net Assets From Operations	$(75,972,184)

(a)	Net of foreign withholding taxes of $1,031,484.
(b)	Includes $19,894 in Trustees’ fees and expenses and $21,639 in deferred Trustee compensation losses.
(c)	Net of foreign capital gains tax of $52,498.
(d)	Includes change in foreign capital gains tax of $827,893.

See accompanying notes to financial statements.

BHFTI-15

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$7,006,725	$10,429,279
Net realized gain (loss)	(2,995,152)	20,557,948
Net change in unrealized appreciation (depreciation)	(79,983,757)	(32,824,692)

Increase (decrease) in net assets from operations	(75,972,184)	(1,837,465)

From Distributions to Shareholders
Class A	(9,714,538)	(7,077,960)
Class B	(148,392)	(85,562)

Total distributions	(9,862,930)	(7,163,522)

Increase (decrease) in net assets from capital share transactions	5,992,807	69,046,807

Total increase (decrease) in net assets	(79,842,307)	60,045,820

Net Assets
Beginning of period	453,328,599	393,282,779

End of period	$373,486,292	$453,328,599

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Value	Shares	Value
Class A
Sales	10,824	$114,136	$7,471,225	$93,001,263
Reinvestments	1,014,044	9,714,538	568,511	7,077,960
Redemptions	(401,341)	(4,206,771)	(2,904,558)	(35,905,042)

Net increase (decrease)	623,527	$5,621,903	5,135,178	$64,174,181

Class B
Sales	70,405	$729,869	434,454	$5,269,665
Reinvestments	15,555	148,392	6,900	85,562
Redemptions	(48,070)	(507,357)	(40,081)	(482,601)

Net increase (decrease)	37,890	$370,904	401,273	$4,872,626

Increase (decrease) derived from capital shares transactions		$5,992,807		$69,046,807

See accompanying notes to financial statements.

BHFTI-16

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019 (a)
Net Asset Value, Beginning of Period	$11.50		$11.60	$10.38	$10.00

Income (Loss) from Investment Operations
Net investment income (loss) (b)	0.18		0.29	0.18	0.24	(c)
Net realized and unrealized gain (loss)	(2.11)		(0.20)	1.29	0.14

Total income (loss) from investment operations	(1.93)		0.09	1.47	0.38

Less Distributions
Distributions from net investment income	(0.25)		(0.19)	(0.25)	0.00

Total distributions	(0.25)		(0.19)	(0.25)	0.00

Net Asset Value, End of Period	$9.32		$11.50	$11.60	$10.38

Total Return (%) (d)	(16.82	)(e)	0.64	14.86	3.80	(e)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.67	(f)	0.67	0.68	0.74	(f)(g)
Ratio of net investment income (loss) to average net assets (%)	3.38	(f)	2.37	1.91	3.69	(c)(f)
Portfolio turnover rate (%)	7	(e)	45	42	41	(e)
Net assets, end of period (in millions)	$367.5		$446.3	$390.8	$369.1

	Class B
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019 (a)
Net Asset Value, Beginning of Period	$11.44		$11.57	$10.37	$10.00

Income (Loss) from Investment Operations
Net investment income (loss) (b)	0.17		0.26	0.15	0.14	(c)
Net realized and unrealized gain (loss)	(2.10)		(0.21)	1.29	0.23

Total income (loss) from investment operations	(1.93)		0.05	1.44	0.37

Less Distributions
Distributions from net investment income	(0.23)		(0.18)	(0.24)	0.00

Total distributions	(0.23)		(0.18)	(0.24)	0.00

Net Asset Value, End of Period	$9.28		$11.44	$11.57	$10.37

Total Return (%) (d)	(16.92	)(e)	0.31	14.64	3.70	(e)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.92	(f)	0.92	0.93	0.99	(f)(g)
Ratio of net investment income (loss) to average net assets (%)	3.17	(f)	2.21	1.56	2.10	(c)(f)
Portfolio turnover rate (%)	7	(e)	45	42	41	(e)
Net assets, end of period (in millions)	$6.0		$7.0	$2.4	$1.0

(a)	Commencement of operations was April 29, 2019.
(b)	Per share amounts based on average shares outstanding during the period.
(c)	Net investment income per share and ratio of net investment income to average net assets for Class A shares may be less than Class B or significantly more than Class B because of the timing of income received in the Portfolio.
(d)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(e)	Periods less than one year are not computed on an annualized basis.
(f)	Computed on an annualized basis.
(g)	Non-recurring expenses, associated with the launch of the Portfolio, are included in the ratio on a non-annualized basis.

See accompanying notes to financial statements.

BHFTI-17

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Notes to Financial Statements—June 30, 2022 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-four series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is SSGA Emerging Markets Enhanced Index Portfolio (the “Portfolio”), which is non-diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A and B shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2022 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946- Financial Services- Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued in reference to similar instruments traded on active markets are generally categorized as Level 2 within the fair value hierarchy.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from third-party pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid

BHFTI-18

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

In December 2020, the Securities and Exchange Commission adopted Rule 2a-5, Good Faith Determinations of Fair Value, under the 1940 Act, which is intended to address valuation practices and the role of the board of directors with respect to the fair value of the investments of a registered investment company. Among other things, Rule 2a-5 will permit the Portfolio’s Board to designate the Portfolio’s primary investment adviser to perform the Portfolio’s fair value determinations, which will be subject to the Board’s oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the investment adviser’s fair value determinations. Compliance with Rule 2a-5 will be required beginning in September 2022. The Portfolio’s valuation policies and related practices may be impacted as the Portfolio comes into compliance with Rule 2a-5.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid in surplus. These adjustments have no impact on net assets or the results of operations.

BHFTI-19

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed. As of June 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2022, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $631,780, which is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2022.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur, any interest earned, and any dividends declared during the term of the loan, would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio generally receives cash, U.S. Government securities, letters of credit, or other collateral deemed appropriate by the Adviser. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, including repurchase agreements with respect to equity securities, time deposits, master demand notes and money market funds.

The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. The value of the securities on loan may change each business day. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2022 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2022 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2022.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

All securities on loan are classified as Common Stocks in the Portfolio’s Schedule of Investments as of June 30, 2022. For all securities on loan, the remaining contractual maturity of the agreements is overnight and continuous.

BHFTI-20

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

3. Investments in Derivative Instruments

Futures Contracts - The Portfolio may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Statement of Operations. When the contract is closed or expires, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. If futures contracts are exchange-traded, the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default. For OTC futures, the Portfolio’s ability to terminate the positions may be more limited than in the case of exchange-traded positions and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2022 by category of risk exposure:

	Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value
Equity	Unrealized depreciation on futures contracts (a)	$106,167

(a)	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2022:

Statement of Operations Location—Net Realized Gain (Loss)	Equity
Futures contracts	$(2,626,499)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Equity
Futures contracts	$(3,137)

For the six months ended June 30, 2022, the average notional par or face amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$14,138,383

‡	Averages are based on activity levels during the period for which the amounts are outstanding.

4. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the COVID-19 pandemic. These events may also adversely affect the liquidity of securities held by the Portfolio.

BHFTI-21

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The COVID-19 pandemic has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this pandemic, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. At this time, it is still not possible to estimate the severity or duration of the COVID-19 pandemic, including the severity, duration and frequency of any additional “waves” or emerging variants of COVID-19. It is also still not possible to estimate the duration or frequency of the utilization of any therapeutic treatments and vaccines for COVID-19 or variants thereof. It is likewise still not possible to predict or estimate the longer-term effects of the COVID-19 pandemic, or any actions taken to contain or address the pandemic, on the Portfolios, the financial markets, and economy at large. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

In late February 2022, Russian military forces invaded Ukraine, significantly amplifying already existing geopolitical tensions among Russia, Ukraine, Europe, NATO, and the West. Russia’s invasion, the responses of countries and political bodies to Russia’s actions, and the potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities such as oil and natural gas. Following Russia’s actions, various countries, including the U.S., Canada, the United Kingdom, Germany, and France, as well as the European Union, issued broad-ranging economic sanctions against Russia. Sanctions threatened or imposed by these jurisdictions, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or the Portfolio. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Portfolio. Sanctions, or the threat of new or modified sanctions, could impair the ability of the Portfolio to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Portfolio, even if the Portfolio does not have direct exposure to securities of Russian issuers.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency, which is segregated at a broker account registered with the Commodities Futures Trading Commission, or the applicable regulator. In a cleared derivative transaction, the Portfolio’s counterparty is a clearinghouse rather than a bank or broker. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for

BHFTI-22

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

Foreign Investment Risk: The investments by the Portfolio in foreign securities, whether direct or indirect, involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation, unexpected market closures or other political, social or economic developments, such as the imposition of economic sanctions against one or more countries, organizations, entities and/or individuals, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

China Investment Risk: On June 2, 2021, an Executive Order (the “Order”) was issued prohibiting investment activity by U.S. persons, which includes the Portfolio, in relation to certain companies determined by the U.S. Secretary of the Treasury and the U.S. Secretary of Defense to (i) be operating or have been previously operating in the defense and related material sector or the surveillance technology sector (collectively, “Defense Sectors”) of the economy of China; or (ii) own or control, or to be owned or controlled by, directly or indirectly, a person or entity who operates or has operated in any of the Defense Sectors (each, a “Chinese Military Company, ” and together, the “Chinese Military Companies”). Each Chinese Military Company is included on the Non-SDN Chinese Military-Industrial Complex Companies List (“Non-SDN CMIC List”) administered by the Office of Foreign Assets Control within the U.S. Department of the Treasury. The Order supersedes similar executive orders previously issued on November 12, 2020 and January 13, 2021 related to investments in “Communist Chinese Military Companies.” Beginning August 2, 2021 for Chinese Military Companies designated to the Non-SDN CMIC List in connection with the Order (or 60 days after an entity is newly-designated as a Chinese Military Company), all transactions in public securities, or any securities that are derivative of, or are designed to provide investment exposure to such securities, of any of the Chinese Military Companies (the “Sanctioned Securities”) are prohibited. In addition, U.S. persons were required to divest of Sanctioned Securities by June 3, 2022 for Chinese Military Companies designated to the Non-SDN CMIC List in connection with the Order (or 365 days after an entity is newly-designated as a Chinese Military Company), at which point an authorization to enact transactions, in whole or in part, to divest Sanctioned Securities expired. The Portfolio’s holdings in the Sanctioned Securities may adversely impact the Portfolio’s performance. The extent of the impact will depend on future developments, including the Portfolio’s ability to sell the Sanctioned Securities, uncertainties on valuation of the Sanctioned Securities, modifications to the Order and/or interpretations thereof (including which companies are considered Chinese Military Companies), and the duration of the Order, all of which are highly uncertain and cannot be predicted.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, which is the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In 2017, the UK Financial Conduct Authority (FCA) announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. dollar LIBOR and the Sterling Overnight Interbank Average Rate for GBP LIBOR). Various financial industry groups have been planning for the transition away from LIBOR and markets are developing in response to these new rates, but there are concerns around liquidity of the new rates and obstacles to converting certain securities and transactions to new rates. Neither the effect of the transition process nor its ultimate success can yet be known. The transition away from and eventual elimination of LIBOR may adversely affect the interest rates on, and liquidity and value of, certain assets and liabilities of the Portfolio that are tied to LIBOR. These may include bank loans, floating rate securities, structured securities (including asset-backed and mortgage-backed securities), other debt securities, derivatives, and financing transactions tied to LIBOR, particularly insofar as the documentation governing such instruments does not include “fall back” provisions addressing the transition from LIBOR. The effect of any changes to, or discontinuation of, LIBOR on the Portfolio will vary depending on, among other things (1) existing fallback or termination provisions in individual contracts and (2) the extent to which industry participants adopt new reference rates and fallbacks for both legacy and new products and instruments. The Subadviser may have discretion to determine a successor or substitute reference rate, including any price or other adjustments to account for differences between the successor or substitute reference rate and previous rate. Such successor or substitute reference rate and any adjustments selected may negatively impact the Portfolio’s investments, performance or financial condition, and may expose the Portfolio to additional tax, accounting and regulatory risks. The transition away from LIBOR may affect the value, liquidity or return on certain Portfolio investments and may result in costs incurred in connection with closing out positions and entering into new trades, adversely impacting the Portfolio’s

BHFTI-23

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

overall financial condition or results of operations. It is difficult to predict the full impact of the transition away from LIBOR and the adoption of alternative reference rates on the Portfolio.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2022 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$29,670,794	$0	$26,424,104

6. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2022	% per annum	Average Daily Net Assets
$1,098,520	0.550%	First $250 million
	0.500%	Next $250 million
	0.450%	Over $500 million

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. SSGA Funds Management, Inc. is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2022 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee.

BHFTI-24

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

During the six months ended June 30, 2022, deferred compensation losses exceeded accrued Trustees’ fees and expenses. As such, changes in the value of participants’ deferral accounts in excess of the Trustees’ fees and expenses are reflected as a component of Miscellaneous expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2022 was as follows:

Cost basis of investments	$408,906,711

Gross unrealized appreciation	32,391,664
Gross unrealized (depreciation)	(71,332,722)

Net unrealized appreciation (depreciation)	$(38,941,058)

The tax character of distributions paid for the years ended December 31, 2021 and 2020 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2021	2020	2021	2020	2021	2020
$7,163,522	$8,899,568	$—	$—	$7,163,522	$8,899,568

As of December 31, 2021, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation (Depreciation)	Accumulated Capital Losses	Total
$9,714,199	$—	$40,950,102	$(137,097)	$50,527,204

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2021, the Portfolio had accumulated short-term capital losses of $137,097.

During the year ended December 31, 2021, the Portfolio utilized accumulated short-term capital losses $14,826,680 and accumulated long-term capital losses of $5,676,842.

9. Recent Accounting Pronouncement

In January 2021, the FASB issued Accounting Standards Update No. 2021-01 (“ASU 2021-01”), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, as regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective through December 31, 2022, for all entities. The expedients and exceptions provided by the amendments do not apply to contract modifications and hedging relationships entered into or evaluated after December 31, 2022, except for hedging transactions as of December 31, 2022, that an entity has elected certain optional expedients for and that are retained through the end of the hedging relationship. Management expects that the adoption of the guidance will not have a material impact on the Portfolio’s financial statements.

BHFTI-25

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

For the period April 1, 2021 through March 31, 2022, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-26

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Managed By SSGA Funds Management, Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2022, the Class A, B and E shares of the SSGA Growth and Income ETF Portfolio returned -15.65%, -15.76%, and -15.74%, respectively. The Portfolio’s benchmark, the MSCI All Country World Index¹, returned -20.18%. The Portfolio’s composite benchmark, the SSGA Growth & Income Composite Index2, returned -16.08%.

MARKET ENVIRONMENT / CONDITIONS

Global economic growth and equity markets faced multiple headwinds in the first quarter of 2022. Commodity prices accelerated the trend, as western countries imposed strict sanctions on Russia’s economy. Hawkish (aggressively toned policy) pivots by western central banks amid rising inflation also weighed on stocks and bonds. The Russia-Ukraine war further exacerbated the supply chain and inflation problems at the end of February. Global equity markets declined in the first two months of the quarter. Although the markets recovered some losses toward the end, they were still down for the quarter. Value style equities significantly outperformed growth style equities and developed markets (“DM”) did slightly better than emerging markets (“EM”). Fixed income markets also declined amid rising interest rates, and the 10-year US Treasury yield rose to 2.4% from 1.5% at the start of the year. The short end of the curve increased the most, and yield curve inversion was visible across the longer end, with the 2-year versus 10-year yield slope inverting toward the end of the quarter. Expectations of faster interest rate hikes helped the U.S. dollar gain against the euro and the British pound sterling in the first quarter.

On the geopolitical front, western countries stepped up sanctions on Russia’s economy, and several multinational firms continued to wind down their operations in the country in light of the Russia-Ukraine war. From a monetary policy perspective, the major central banks adopted a more hawkish tone in the quarter amid stubbornly high inflation. Persistent inflation pressure forced central banks to accelerate tightening, risking a hard landing. Incoming data from key developed markets pointed toward broad-based deceleration in economic activities. However, China’s rebound helped soften the pace of the global slowdown. Geopolitical risks remained elevated amid the ongoing Russia-Ukraine war and continued escalations between the U.S. and China over Taiwan. Markets remained volatile in the second quarter and equities and bonds posted sharp declines. Concerns over inflation, hawkish central bank actions and the ongoing Russia-Ukraine war weighed heavily on sentiment. Bonds continued a sharp selloff in the quarter – U.S. 10-year yields rose from 2.35% to 2.97% and two-year yields from 2.33% to 2.93%. Bond prices increased into the quarter-end amid growth concerns curtailing negative returns. Gold held up better than global equity and bond markets but declined by 7.6%. Commodities continued to perform better than other asset classes but also showed decline.

Central banks remained in tightening mode with 54 interest rate-hiking actions globally in June – an all-time high. Unsurprisingly, the actions followed elevated inflation rates around the world. While the U.S. Federal Reserve (the “Fed”) committed to a 0.75% hike in June, the European Central Bank was expected to kick-off its interest rate hiking cycle with a 0.25% hike. The Reserve Bank of Australia raised its cash target rate by 0.75% to 1.35%, in line with our expectations, and it appeared that the Bank of Japan (the “BoJ”) might sit this hiking cycle out amid increasing pressure to act. We anticipate some forward guidance from the BoJ regarding its openness to amending its current dovish (supportively toned) policy stance.

In a sign that markets might be moving toward a late cycle environment, market pricing of a slowdown shifted rapidly toward recessionary concerns, especially since the Federal Reserve Bank of Atlanta forecasted GDP shrinking -2.1%. This came in the wake of deteriorating sentiment and macroeconomic data. Housing in the U.S. looked especially weaker, with first time homebuyers increasingly being priced out of the market. With consumer spending data coming in weak, the U.S. was vulnerable to further financial tightening. Even outside of the U.S., recession probabilities were moving upward. These fears were more pronounced in the euro area, with the common currency falling to a 20-year low against the U.S. dollar and Germany reporting its first trade deficit since 1991.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The Portfolio outperformed its composite benchmark in the first half of 2022. The positive relative return was driven primarily by asset allocation decisions, especially an overweight position in commodities during the period.

A relatively defensive stance across equity and credit assets contributed favorably to benchmark-relative performance. Elevated risk indicators in the midst of a central bank aggressive monetary policy cycle and the Russia-Ukraine war contributed to the reduced risk exposure in the Portfolio, especially as compared with the prior calendar year. Other specific investments that helped add value were an overweight position to broad based commodity markets and equity sector selection. Commodities markets were one of the few areas that were able to deliver positive performance during the first half of 2022, as supply shocks and inflationary concerns supported the asset class. Similarly, some of those factors contributed to outperformance of the Energy sector, which was held as an overweight allocation from an equity sector perspective.

The fixed income portion of the Portfolio did not fare well as we favored longer-term bonds—in both the government and corporate sectors. Both asset classes posted poor returns as interest rates increased rapidly due to both monetary policy and inflation concerns. Our fixed income research continued to point to a flattening of the yield curve during the period, which did in fact materialize, but the overall interest rate risk associated with longer-term bond investments weighed on the Portfolio’s results.

BHFTI-1

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Managed By SSGA Funds Management, Inc.

Portfolio Manager Commentary*—(Continued)

For the period ended June 30, 2022, the Portfolio was positioned with a small underweight allocation to equity markets, an underweight allocation to fixed income and an overweight allocation to commodities. Within equities, we favored DM equities over EM, as deteriorating quality metrics weighed on our outlook for EM. In equity sectors, we maintained overweight positions in Energy, Materials and Utilities – providing a balance between cyclical sectors that we believe may respond favorably to inflation risks and the less cyclical Utilities sector. In fixed income, we continued to favor long-term government bonds, but shifted away from most credit exposure due to elevated volatility, higher cost of capital concerns and seasonality effects.

Jerry Holly

Mike Martel

Portfolio Managers

SSGA Funds Management, Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of 23 developed and 24 emerging market indices. The index returns shown above were calculated with net dividends: they reflect the reinvestment of dividends after the deduction of the maximum possible withholding taxes.

2 The SSGA Growth and Income Composite Index is computed by SSGA, consisting of 30% S&P 500 Index, 2% S&P MidCap 400 Index, 3% S&P 600 Index, 13% MSCI World ex-U.S. Index, 2% S&P/Citigroup World ex-U.S. Range < 2 Billion USD Index, 5% MSCI Emerging Markets IMI, 3% MSCI U.S. REIT Index, 2% Dow Jones Global ex-U.S. Select Real Estate Securities Index, 23% Bloomberg U.S. Aggregate Bond Index, 10% Bloomberg High Yield Very Liquid Index, 5% Bloomberg U.S. TIPS Index, and 2% Bloomberg 1-3 Month U.S. T-Bill Index.

BHFTI-2

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

A $10,000 INVESTMENT COMPARED TO THE MSCI ALL COUNTRY WORLD INDEX

AND THE SSGA GROWTH AND INCOME COMPOSITE INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2022

	6 Month	1 Year	5 Year	10 Year
SSGA Growth and Income ETF Portfolio
Class A	-15.65	-12.28	5.04	6.30
Class B	-15.76	-12.50	4.79	6.04
Class E	-15.74	-12.35	4.89	6.15
MSCI All Country World Index	-20.18	-15.75	7.00	8.76
SSGA Growth and Income Composite Index	-16.08	-12.36	5.17	6.70

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2022

Top Holdings

% of Net Assets
SPDR S&P 500 ETF Trust	21.6
Vanguard Total Bond Market ETF	13.1
iShares MSCI EAFE ETF	13.0
iShares 20+ Year Treasury Bond ETF	7.0
iShares Core S&P Small-Cap ETF	6.6
iShares TIPS Bond ETF	4.9
SPDR Bloomberg High Yield Bond ETF	3.9
iShares Core MSCI Emerging Markets ETF	3.0
SPDR Gold Shares	3.0
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	2.9

Asset Allocation

% of Net Assets
U.S. Large Cap Equities	27.7
Investment Grade Fixed Income	25.0
International Developed Market Equities	16.7
U.S. Small Cap Equities	6.6
Commodities	5.9
Money Market	5.6
High Yield Fixed Income	4.0
Real Estate Equities	3.5
Emerging Market Equities	3.0
U.S. Mid Cap Equities	2.0

BHFTI-3

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2022 through June 30, 2022.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

SSGA Growth and Income ETF Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period** January 1, 2022 to June 30, 2022
Class A (a)	Actual	0.32%	$1,000.00	$843.50	$1.46
	Hypothetical*	0.32%	$1,000.00	$1,023.21	$1.61

Class B (a)	Actual	0.57%	$1,000.00	$842.40	$2.60
	Hypothetical*	0.57%	$1,000.00	$1,021.97	$2.86

Class E (a)	Actual	0.47%	$1,000.00	$842.60	$2.15
	Hypothetical*	0.47%	$1,000.00	$1,022.46	$2.36

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio does not include the expenses of the Underlying ETFs in which the Portfolio invests.

BHFTI-4

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Mutual Funds—94.4% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities—94.4%
Energy Select Sector SPDR Fund (a)	510,007	$36,470,601
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF (b)	2,884,534	52,036,993
iShares 20+ Year Treasury Bond ETF (b)	1,094,670	125,744,743
iShares Core MSCI Emerging Markets ETF (b)	1,111,384	54,524,499
iShares Core S&P Mid-Cap ETF (b)	160,470	36,303,128
iShares Core S&P Small-Cap ETF (b)	1,283,587	118,616,275
iShares MSCI Canada ETF (b)	918,645	30,939,964
iShares MSCI EAFE ETF (b)	3,728,409	232,988,278
iShares TIPS Bond ETF	777,517	88,566,961
Materials Select Sector SPDR Fund (a)	489,095	35,997,392
SPDR Bloomberg High Yield Bond ETF (a) (b)	780,504	70,799,518
SPDR Dow Jones International Real Estate ETF (a) (b)	1,272,557	35,911,559
SPDR Gold Shares (a) (b)	314,978	53,061,194
SPDR S&P 500 ETF Trust (a) (b)	1,027,470	387,613,058
SPDR S&P International Small Cap ETF (a)	1,260,880	36,477,258
Utilities Select Sector SPDR Fund (a) (b)	532,377	37,335,599
Vanguard Real Estate ETF	297,529	27,107,867
Vanguard Total Bond Market ETF (b)	3,123,332	235,061,966

Total Mutual Funds (Cost $1,850,813,744)		1,695,556,853

Short-Term Investment—5.6%

Mutual Funds—5.6%
Invesco STIC Prime Portfolio	100,555,144	100,555,144

Total Short-Term Investments (Cost $100,557,421)		100,555,144

Securities Lending Reinvestments (c)—29.0%

Certificates of Deposit—9.4%
Bank of Montreal (Chicago) 2.040%, FEDEFF PRV + 0.460%, 03/02/23 (d)	10,000,000	10,000,617
Bank of Nova Scotia 1.960%, FEDEFF PRV + 0.380%, 01/06/23 (d)	4,000,000	4,000,616
BNP Paribas S.A. 1.730%, SOFR + 0.220%, 11/17/22 (d)	5,000,000	4,993,805
Canadian Imperial Bank of Commerce (NY) 1.760%, SOFR + 0.250%, 02/03/23 (d)	7,000,000	6,988,844
Commonwealth Bank of Australia 1.910%, SOFR + 0.400%, 11/25/22 (d)	5,000,000	4,999,795
Credit Agricole Corp. & Investment Bank (NY) 1.700%, 09/01/22	10,000,000	9,995,260
Credit Industriel et Commercial 1.890%, SOFR + 0.380%, 10/25/22 (d)	8,000,000	7,999,480
1.940%, SOFR + 0.430%, 01/06/23 (d)	6,000,000	5,998,740
Credit Industriel et Commercial (NY) 1.720%, SOFR + 0.210%, 11/08/22 (d)	5,000,000	4,996,195
Credit Suisse Group AG 1.500%, 08/05/22	12,000,000	11,996,976
1.520%, 08/09/22	3,000,000	2,999,118

Certificates of Deposit—(Continued)
Mitsubishi UFJ Trust and Banking Corp. 1.670%, SOFR + 0.160%, 07/22/22 (d)	5,000,000	4,999,450
Mizuho Bank, Ltd. 1.810%, SOFR + 0.290%, 07/26/22 (d)	7,000,000	6,999,076
National Westminster Bank plc 1.490%, 08/09/22	10,000,000	9,997,000
Nordea Bank Abp (NY) 1.960%, SOFR + 0.450%, 08/30/22 (d)	5,000,000	5,000,920
1.980%, SOFR + 0.460%, 02/13/23 (d)	3,000,000	2,999,430
2.020%, SOFR + 0.500%, 02/27/23 (d)	5,000,000	5,000,320
Norinchukin Bank 1.790%, SOFR + 0.280%, 08/16/22 (d)	10,000,000	9,999,350
Rabobank (London) 2.050%, SOFR + 0.530%, 05/16/23 (d)	4,000,000	4,000,000
Royal Bank of Canada 1.760%, SOFR + 0.250%, 01/11/23 (d)	15,000,000	14,983,170
Skandinaviska Enskilda Banken AB 1.630%, 09/02/22	2,000,000	1,998,746
Standard Chartered Bank (NY) 1.700%, SOFR + 0.190%, 08/25/22 (d)	10,000,000	9,996,716
Sumitomo Mitsui Banking Corp. 1.960%, SOFR + 0.450%, 09/06/22 (d)	5,000,000	5,000,815
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 07/29/22	5,000,000	4,993,300
Svenska Handelsbanken AB 1.870%, SOFR + 0.350%, 10/13/22 (d)	4,000,000	3,999,884
Westpac Banking Corp. 1.740%, SOFR + 0.230%, 02/17/23 (d)	5,000,000	4,992,960

		169,930,583

Commercial Paper—2.9%
Alpine Ltd 2.370%, 09/26/22	10,000,000	10,000,000
Australia & New Zealand Banking Group, Ltd. 1.930%, SOFR + 0.420%, 12/19/22 (d)	6,000,000	6,001,980
Liberty Street Funding LLC 1.550%, 07/01/22	20,000,000	19,999,040
Macquarie Bank Ltd. 1.960%, SOFR + 0.440%, 11/16/22 (d)	5,000,000	5,001,535
Skandinaviska Enskilda Banken AB 1.900%, SOFR + 0.390%, 11/03/22 (d)	5,000,000	5,000,000
UBS AG 2.090%, SOFR + 0.570%, 03/23/23 (d)	6,000,000	6,000,000

		52,002,555

Master Demand Notes—0.7%
Natixis Financial Products LLC 1.800%, OBFR + 0.230%, 07/01/22 (d)	12,000,000	12,000,000

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—12.7%
Cantor Fitzgerald & Co. Repurchase Agreement dated 06/30/22 at 1.550%, due on 07/01/22 with a maturity value of $2,000,086; collateralized by U.S. Government Agency Obligations with rates ranging from 0.295% - 8.000%, maturity dates ranging from 09/15/22 - 02/20/72, and an aggregate market value of $2,040,000.	2,000,000	$2,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 06/30/22 at 1.870%, due on 08/04/22 with a maturity value of $5,009,090; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 3.375%, maturity dates ranging from 08/15/48 - 11/15/50, and various Common Stock with an aggregate market value of $5,101,721.	5,000,000	5,000,000
National Bank Financial, Inc. Repurchase Agreement dated 06/30/22 at 1.570%, due on 07/01/22 with a maturity value of $15,000,654; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.375%, maturity dates ranging from 09/22/22 - 11/15/48, and an aggregate market value of $15,321,051.	15,000,000	15,000,000
National Bank of Canada
Repurchase Agreement dated 06/30/22 at 1.570%, due on 07/07/22 with a maturity value of $40,012,211; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.375%, maturity dates ranging from 07/31/22 - 08/15/51, and an aggregate market value of $40,856,123.	40,000,000	40,000,000
Repurchase Agreement dated 06/30/22 at 1.700%, due on 07/07/22 with a maturity value of $45,014,875; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.000%, maturity dates ranging from 11/03/22 - 02/15/51, and various Common Stock with an aggregate market value of $49,626,313.	45,000,000	45,000,000
Natwest Markets Securities, Inc. Repurchase Agreement dated 06/30/22 at 1.480%, due on 07/01/22 with a maturity value of $52,899,376; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 07/05/22 - 11/15/49, and an aggregate market value of $53,957,366.	52,897,201	52,897,201
NBC Global Finance, Ltd. Repurchase Agreement dated 06/30/22 at 1.735%, due on 07/07/22 with a maturity value of $25,008,434; collateralized by various Common Stock with an aggregate market value of $27,794,522.	25,000,000	25,000,000
Societe Generale
Repurchase Agreement dated 06/30/22 at 1.500%, due on 07/01/22 with a maturity value of $10,000,417; collateralized by U.S. Treasury Obligations with rates ranging from 0.375% - 3.000%, maturity dates ranging from 10/31/22 - 08/15/48, and an aggregate market value of $10,203,825.	10,000,000	10,000,000

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 06/30/22 at 1.500%, due on 07/01/22 with a maturity value of $2,100,088; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 01/31/23 - 02/15/32, and an aggregate market value of $2,142,803.	2,100,000	2,100,000
Repurchase Agreement dated 06/30/22 at 1.620%, due on 07/01/22 with a maturity value of $8,800,396; collateralized by various Common Stock with an aggregate market value of $9,780,075.	8,800,000	8,800,000
Repurchase Agreement dated 06/30/22 at 1.670%, due on 07/07/22 with a maturity value of $11,703,799; collateralized by various Common Stock with an aggregate market value of $13,008,362.	11,700,000	11,700,000
TD Prime Services LLC Repurchase Agreement dated 06/30/22 at 1.650%, due on 07/01/22 with a maturity value of $10,000,458; collateralized by various Common Stock with an aggregate market value of $11,024,066.	10,000,000	10,000,000

		227,497,201

Time Deposits—1.4%
Credit Agricole Corp. & Investment Bank (NY) 1.560%, 07/01/22	10,000,000	10,000,000
First Abu Dhabi Bank USA NV 1.570%, 07/01/22	10,000,000	10,000,000
National Bank of Canada 1.620%, OBFR + 0.050%, 07/07/22 (d)	5,000,000	5,000,000

		25,000,000

Mutual Funds—1.9%
HSBC U.S. Government Money Market Fund, Class I 1.470% (e)	10,000,000	10,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 1.390% (e)	10,000,000	10,000,000
STIT-Government & Agency Portfolio, Institutional Class 1.380% (e)	15,000,000	15,000,000

		35,000,000

Total Securities Lending Reinvestments (Cost $521,491,911)		521,430,339

Total Investments—129.0% (Cost $2,472,863,076)		2,317,542,336
Other assets and liabilities (net)—(29.0)%		(521,583,059)

Net Assets—100.0%		$1,795,959,277

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Affiliated Issuer. (See Note 6 of the Notes to Financial Statements for a summary of transactions in securities of affiliated issuers.)

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

(b)	All or a portion of the security was held on loan. As of June 30, 2022, the market value of securities loaned was $521,012,445 and the collateral received consisted of cash in the amount of $521,479,147 and non-cash collateral with a value of $14,047,466. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2022.
(d)	Variable or floating rate security. The stated rate represents the rate at June 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of June 30, 2022.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$1,695,556,853	$—	$—	$1,695,556,853
Total Short-Term Investment*	100,555,144	—	—	100,555,144
Securities Lending Reinvestments
Certificates of Deposit	—	169,930,583	—	169,930,583
Commercial Paper	—	52,002,555	—	52,002,555
Master Demand Notes	—	12,000,000	—	12,000,000
Repurchase Agreements	—	227,497,201	—	227,497,201
Time Deposits	—	25,000,000	—	25,000,000
Mutual Funds	35,000,000	—	—	35,000,000
Total Securities Lending Reinvestments	35,000,000	486,430,339	—	521,430,339
Total Investments	$1,831,111,997	$486,430,339	$—	$2,317,542,336

Collateral for Securities Loaned (Liability)	$—	$(521,479,147)	$—	$(521,479,147)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets
Investments at value (a) (b)	$1,623,876,157
Affiliated investments at value (c) (d)	693,666,179
Receivable for:
Investments sold	552,291
Fund shares sold	2,506
Dividends	88,511
Dividends on affiliated investments	1,505,418

Total Assets	2,319,691,062
Liabilities
Due to custodian	552,291
Collateral for securities loaned	521,479,147
Payables for:
Fund shares redeemed	592,952
Accrued Expenses:
Management fees	465,369
Administration fees	18,596
Custodian and accounting fees	39,026
Distribution and service fees	371,702
Deferred trustees’ fees	167,433
Other expenses	45,269

Total Liabilities	523,731,785

Net Assets	$1,795,959,277

Net Assets Consist of:
Paid in surplus	$1,917,812,450
Distributable earnings (Accumulated losses)	(121,853,173)

Net Assets	$1,795,959,277

Net Assets
Class A	$24,997,331
Class B	1,764,005,141
Class E	6,956,805
Capital Shares Outstanding*
Class A	2,804,408
Class B	199,732,879
Class E	785,034
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$8.91
Class B	8.83
Class E	8.86

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $1,712,729,105.
(b)	Includes securities loaned at value of $88,042,271.
(c)	Identified cost of affiliated investments was $760,133,971.
(d)	Includes securities loaned at value of $432,970,174.

Statement of Operations

Six Months Ended June 30, 2022 (Unaudited)

Investment Income
Dividends from Underlying ETFs	$12,008,763
Dividends from affiliated investments	8,224,910
Securities lending income	2,206,006

Total investment income	22,439,679
Expenses
Management fees	3,090,416
Administration fees	18,596
Custodian and accounting fees	19,274
Distribution and service fees—Class B	2,468,754
Distribution and service fees—Class E	5,956
Audit and tax services	23,235
Legal	20,427
Shareholder reporting	16,544
Insurance	7,900
Miscellaneous (a)	6,932

Total expenses	5,678,034

Net Investment Income	16,761,645

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(37,947,811)
Affiliated investments	62,074,962

Net realized gain (loss)	24,127,151

Net change in unrealized appreciation (depreciation) on:
Investments	(156,721,625)
Affiliated investments	(228,935,938)

Net change in unrealized appreciation (depreciation)	(385,657,563)

Net realized and unrealized gain (loss)	(361,530,412)

Net Increase (Decrease) in Net Assets From Operations	$(344,768,767)

(a)	Includes $19,894 in Trustees’ fees and expenses and $21,639 in deferred Trustee compensation losses.

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$16,761,645	$57,777,115
Net realized gain (loss)	24,127,151	311,770,889
Net change in unrealized appreciation (depreciation)	(385,657,563)	(84,914,991)

Increase (decrease) in net assets from operations	(344,768,767)	284,633,013

From Distributions to Shareholders
Class A	(5,135,426)	(1,945,395)
Class B	(361,953,101)	(140,262,345)
Class E	(1,440,231)	(545,548)

Total distributions	(368,528,758)	(142,753,288)

Increase (decrease) in net assets from capital share transactions	258,131,232	(131,580,105)

Total increase (decrease) in net assets	(455,166,293)	10,299,620

Net Assets
Beginning of period	2,251,125,570	2,240,825,950

End of period	$1,795,959,277	$2,251,125,570

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Value	Shares	Value
Class A
Sales	48,693	$585,474	147,611	$1,917,968
Reinvestments	572,511	5,135,426	153,422	1,945,395
Redemptions	(162,509)	(1,986,603)	(232,942)	(3,045,991)

Net increase (decrease)	458,695	$3,734,297	68,091	$817,372

Class B
Sales	1,034,661	$12,573,768	1,740,557	$22,363,163
Reinvestments	40,714,635	361,953,101	11,149,630	140,262,345
Redemptions	(10,186,444)	(121,115,633)	(22,885,246)	(294,939,631)

Net increase (decrease)	31,562,852	$253,411,236	(9,995,059)	$(132,314,123)

Class E
Sales	37,104	$457,631	49,065	$635,457
Reinvestments	161,461	1,440,231	43,229	545,548
Redemptions	(78,803)	(912,163)	(98,346)	(1,264,359)

Net increase (decrease)	119,762	$985,699	(6,052)	$(83,354)

Increase (decrease) derived from capital shares transactions		$258,131,232		$(131,580,105)

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$13.27		$12.48	$12.12	$10.93	$12.52	$11.10

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.11		0.37	0.25	0.32	0.29	0.29
Net realized and unrealized gain (loss)	(2.17)		1.29	0.85	1.78	(1.01)	1.49

Total income (loss) from investment operations	(2.06)		1.66	1.10	2.10	(0.72)	1.78

Less Distributions
Distributions from net investment income	(0.39)		(0.27)	(0.34)	(0.31)	(0.32)	(0.32)
Distributions from net realized capital gains	(1.91)		(0.60)	(0.40)	(0.60)	(0.55)	(0.04)

Total distributions	(2.30)		(0.87)	(0.74)	(0.91)	(0.87)	(0.36)

Net Asset Value, End of Period	$8.91		$13.27	$12.48	$12.12	$10.93	$12.52

Total Return (%) (b)	(15.65	)(c)	13.61	10.14	19.88	(6.29)	16.21

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.32	(e)	0.32	0.32	0.32	0.32	0.32
Ratio of net investment income (loss) to average net assets (%) (f)	1.92	(e)	2.83	2.20	2.77	2.39	2.43
Portfolio turnover rate (%)	82	(c)	91	72	57	34	39
Net assets, end of period (in millions)	$25.0		$31.1	$28.4	$27.9	$26.7	$31.1

	Class B
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$13.15		$12.37	$12.02	$10.84	$12.42	$11.02

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.10		0.33	0.22	0.29	0.25	0.25
Net realized and unrealized gain (loss)	(2.16)		1.29	0.84	1.77	(0.99)	1.48

Total income (loss) from investment operations	(2.06)		1.62	1.06	2.06	(0.74)	1.73

Less Distributions
Distributions from net investment income	(0.35)		(0.24)	(0.31)	(0.28)	(0.29)	(0.29)
Distributions from net realized capital gains	(1.91)		(0.60)	(0.40)	(0.60)	(0.55)	(0.04)

Total distributions	(2.26)		(0.84)	(0.71)	(0.88)	(0.84)	(0.33)

Net Asset Value, End of Period	$8.83		$13.15	$12.37	$12.02	$10.84	$12.42

Total Return (%) (b)	(15.76	)(c)	13.38	9.83	19.61	(6.52)	15.86

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.57	(e)	0.57	0.57	0.57	0.57	0.57
Ratio of net investment income (loss) to average net assets (%) (f)	1.66	(e)	2.54	1.94	2.52	2.13	2.17
Portfolio turnover rate (%)	82	(c)	91	72	57	34	39
Net assets, end of period (in millions)	$1,764.0		$2,211.2	$2,204.1	$2,232.3	$2,118.1	$2,601.4

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$13.20		$12.41	$12.05	$10.88	$12.46	$11.05

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.10		0.35	0.23	0.30	0.27	0.26
Net realized and unrealized gain (loss)	(2.16)		1.29	0.85	1.76	(1.00)	1.49

Total income (loss) from investment operations	(2.06)		1.64	1.08	2.06	(0.73)	1.75

Less Distributions
Distributions from net investment income	(0.37)		(0.25)	(0.32)	(0.29)	(0.30)	(0.30)
Distributions from net realized capital gains	(1.91)		(0.60)	(0.40)	(0.60)	(0.55)	(0.04)

Total distributions	(2.28)		(0.85)	(0.72)	(0.89)	(0.85)	(0.34)

Net Asset Value, End of Period	$8.86		$13.20	$12.41	$12.05	$10.88	$12.46

Total Return (%) (b)	(15.74	)(c)	13.52	10.01	19.57	(6.39)	16.02

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.47	(e)	0.47	0.47	0.47	0.47	0.47
Ratio of net investment income (loss) to average net assets (%) (f)	1.75	(e)	2.68	2.03	2.62	2.25	2.25
Portfolio turnover rate (%)	82	(c)	91	72	57	34	39
Net assets, end of period (in millions)	$7.0		$8.8	$8.3	$9.0	$8.5	$9.7

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	The ratio of operating expenses to average net assets does not include expenses of the Underlying ETFs in which the Portfolio invests.
(e)	Computed on an annualized basis.
(f)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying ETFs in which it invests.

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Notes to Financial Statements—June 30, 2022 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-four series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is SSGA Growth and Income ETF Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A, B and E shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

The Portfolio was designed on established principles of asset allocation. The Portfolio will primarily invest its assets in other investment companies known as exchange-traded funds (“Underlying ETFs”), including, but not limited to, Standard and Poors Depositary Receipts (SPDRs®) of the S&P 500® ETF Trust, series of the Select Sector SPDR Trust, SPDR Series Trust, SPDR Index Shares Funds, iShares® Trust, iShares®, Inc., and Vanguard ETFsTM of the Vanguard® Index Funds.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2022 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946- Financial Services- Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.

Investments in the Underlying ETFs are valued at the closing market quotation for their shares and are categorized as Level 1 within the fair value hierarchy. The NAV of the Portfolio is calculated based on the market values of the Underlying ETFs in which the Portfolio invests. For information about the use of fair value pricing by the Underlying ETFs, please refer to the prospectuses for such Underlying ETFs.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from third-party pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy

Investments in registered open-end management investment companies are valued at reported NAV per share and are categorized as Level 1 within the fair value hierarchy.

BHFTI-12

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

In December 2020, the Securities and Exchange Commission adopted Rule 2a-5, Good Faith Determinations of Fair Value, under the 1940 Act, which is intended to address valuation practices and the role of the board of directors with respect to the fair value of the investments of a registered investment company. Among other things, Rule 2a-5 will permit the Portfolio’s Board to designate the Portfolio’s primary investment adviser to perform the Portfolio’s fair value determinations, which will be subject to the Board’s oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the investment adviser’s fair value determinations. Compliance with Rule 2a-5 will be required beginning in September 2022. The Portfolio’s valuation policies and related practices may be impacted as the Portfolio comes into compliance with Rule 2a-5.

Investment Transactions and Related Investment Income - The Portfolio’s security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Capital gains distributions received from the Underlying ETFs are recorded as Net realized gain in the Statement of Operations.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed. As of June 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure.

Due to Custodian - Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Portfolio to make properly authorized payments. When such payments result in an overdraft, the Portfolio is obligated to repay the Custodian at the current rate of interest charged by the Custodian for secured loans. This obligation is payable on demand to the Custodian. The Custodian has a lien on the Portfolio’s assets to the extent of any overdraft. At June 30, 2022, the Portfolio had a payment of $552,291 due to the Custodian pursuant to the foregoing arrangement. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value and such inputs would be considered Level 2 in the fair value hierarchy at June 30, 2022. The Portfolio’s average overdraft advances during the six months ended June 30, 2022 were not significant.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2022, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $227,497,201. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2022.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur, any interest earned, and any dividends declared during the term of the loan, would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio generally receives cash, U.S. Government securities, letters of credit, or other collateral deemed appropriate by the Adviser. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of

BHFTI-13

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, including repurchase agreements with respect to equity securities, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. The value of the securities on loan may change each business day.

If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2022 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2022 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2022.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

All securities on loan are classified as Mutual Funds in the Portfolio’s Schedule of Investments as of June 30, 2022. For all securities on loan, the remaining contractual maturity of the agreements is overnight and continuous.

3. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the COVID-19 pandemic. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The COVID-19 pandemic has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this pandemic, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. At this time, it is still not possible to estimate the severity or duration of the COVID-19 pandemic, including the severity, duration and frequency of any additional “waves” or emerging variants of COVID-19. It is also still not possible to estimate the duration or frequency of the utilization of any therapeutic treatments and vaccines for COVID-19 or variants thereof. It is likewise still not possible to predict or estimate the longer-term effects of the COVID-19 pandemic, or any actions taken to contain or address the pandemic, on the Portfolios, the financial markets, and economy at large. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

In late February 2022, Russian military forces invaded Ukraine, significantly amplifying already existing geopolitical tensions among Russia, Ukraine, Europe, NATO, and the West. Russia’s invasion, the responses of countries and political bodies to Russia’s actions, and the potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities such as oil and natural gas. Following Russia’s actions, various countries, including the U.S., Canada, the United Kingdom, Germany, and France, as well as the European Union, issued broad-ranging economic sanctions against Russia. Sanctions threatened or imposed by these jurisdictions, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals,

BHFTI-14

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or the Portfolio. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Portfolio. Sanctions, or the threat of new or modified sanctions, could impair the ability of the Portfolio to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Portfolio, even if the Portfolio does not have direct exposure to securities of Russian issuers.

Credit and Counterparty Risk: The Portfolio and the Underlying ETFs may be exposed to counterparty risk, or the risk that an entity with which the Portfolio and the Underlying ETFs have unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio and the Underlying ETFs to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio and the Underlying ETFs manage counterparty risk by entering into agreements only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of their trading partners, (ii) monitoring and/or limiting the amount of their net exposure to each individual counterparty based on the adviser’s assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio and the Underlying ETFs restrict their exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom the Portfolio and the Underlying ETFs undertake a significant volume of transactions. Master Agreements govern the terms of certain transactions and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, which is the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In 2017, the UK Financial Conduct Authority (FCA) announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. dollar LIBOR and the Sterling Overnight Interbank Average Rate for GBP LIBOR). Various financial industry groups have been planning for the transition away from LIBOR and markets are developing in response to these new rates, but there are concerns around liquidity of the new rates and obstacles to converting certain securities and transactions to new rates. Neither the effect of the transition process nor its ultimate success can yet be known. The transition away from and eventual elimination of LIBOR may adversely affect the interest rates on, and liquidity and value of, certain assets and liabilities of the Portfolio that are tied to LIBOR. These may include bank loans, floating rate securities, structured securities (including asset-backed and mortgage-backed securities), other debt securities, derivatives, and financing transactions tied to LIBOR, particularly insofar as the documentation governing such instruments does not include “fall back” provisions addressing the transition from LIBOR. The effect of any changes to, or discontinuation of, LIBOR on the Portfolio will vary depending on, among other things (1) existing fallback or termination provisions in individual contracts and (2) the extent to which industry participants adopt new reference rates and fallbacks for both legacy and new products and instruments. The Subadviser may have discretion to determine a successor or substitute reference rate, including any price or other adjustments to account for differences between the successor or substitute reference rate and previous rate. Such successor or substitute reference rate and any adjustments selected may negatively impact the Portfolio’s investments, performance or financial condition, and may expose the Portfolio to additional tax, accounting and regulatory risks. The transition away from LIBOR may affect the value, liquidity or return on certain Portfolio investments and may result in costs incurred in connection with closing out positions and entering into new trades, adversely impacting the Portfolio’s overall financial condition or results of operations. It is difficult to predict the full impact of the transition away from LIBOR and the adoption of alternative reference rates on the Portfolio.

The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio and the Underlying ETFs in which it invests.

BHFTI-15

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2022 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$1,575,291,925	$0	$1,635,577,172

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2022	% per annum	Average Daily Net Assets
$3,090,416	0.330%	First $500 million
	0.300%	Over $500 million

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. SSGA Funds Management, Inc. is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2022 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. During the six months ended June 30, 2022, deferred compensation losses exceeded accrued Trustees’ fees and expenses. As such, changes in the value of participants’ deferral accounts in excess of the Trustees’ fees and expenses are reflected as a component of Miscellaneous expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

BHFTI-16

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

6. Transactions in Securities of Affiliated Issuers

A summary of the Portfolio’s transactions in the securities of affiliated issuers during the six months ended June 30, 2022 is as follows:

Security Description	Market Value December 31, 2021	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2022
Energy Select Sector SPDR Fund	$46,374,246	$49,532,672	$(65,396,429)	$6,888,426	$(928,314)	$36,470,601
Financial Select Sector SPDR Fund	22,816,954	42,643,870	(61,104,966)	(4,892,174)	536,316	—
Industrial Select Sector SPDR	—	22,029,256	(21,496,197)	(533,059)	—	—
Materials Select Sector SPDR Fund	23,341,861	44,082,239	(23,086,995)	(1,827,692)	(6,512,021)	35,997,392
SPDR Bloomberg High Yield Bond ETF	154,400,546	116,976,752	(178,268,623)	(10,534,395)	(11,774,762)	70,799,518
SPDR Dow Jones International Real Estate ETF	22,640,140	22,919,341	(1,888,258)	(322,333)	(7,437,331)	35,911,559
SPDR Gold Shares	—	101,021,730	(40,086,955)	(3,153,305)	(4,720,276)	53,061,194
SPDR S&P 500 ETF Trust	525,808,743	214,125,415	(248,789,340)	72,111,460	(175,643,220)	387,613,058
SPDR S&P International Small Cap ETF	45,668,122	5,098,948	(3,741,062)	511,935	(11,060,685)	36,477,258
Technology Select Sector SPDR Fund	46,069,986	3,486,400	(42,983,362)	3,798,638	(10,371,662)	—
Utilities Select Sector SPDR Fund	—	39,316,757	(984,636)	27,461	(1,023,983)	37,335,599

	$887,120,598	$661,233,380	$(687,826,823)	$62,074,962	$(228,935,938)	$693,666,179

	Income earned from affiliates during the period	Number of shares held June 30, 2022
Energy Select Sector SPDR Fund	$521,459	510,007
Financial Select Sector SPDR Fund	86,398	—
Materials Select Sector SPDR Fund	311,756	489,095
SPDR Bloomberg High Yield Bond ETF	2,662,643	780,504
SPDR Dow Jones International Real Estate ETF	458,015	1,272,557
SPDR Gold Shares	—	314,978
SPDR S&P 500 ETF Trust	3,383,320	1,027,470
SPDR S&P International Small Cap ETF	492,792	1,260,880
Technology Select Sector SPDR Fund	40,271	—
Utilities Select Sector SPDR Fund	268,256	532,377

	$8,224,910

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2022 was as follows:

Cost basis of investments	$2,479,065,368

Gross unrealized appreciation	11,735,556
Gross unrealized (depreciation)	(173,258,588)

Net unrealized appreciation (depreciation)	$(161,523,032)

The tax character of distributions paid for the years ended December 31, 2021 and 2020 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2021	2020	2021	2020	2021	2020
$51,215,575	$55,922,570	$91,537,713	$72,543,593	$142,753,288	$128,466,163

BHFTI-17

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

As of December 31, 2021, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation (Depreciation)	Accumulated Capital Losses	Total
$102,568,702	$264,931,003	$224,134,527	$—	$591,634,232

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2021, the Portfolio had no accumulated capital losses.

9. Recent Accounting Pronouncement

In January 2021, the FASB issued Accounting Standards Update No. 2021-01 (“ASU 2021-01”), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, as regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective through December 31, 2022, for all entities. The expedients and exceptions provided by the amendments do not apply to contract modifications and hedging relationships entered into or evaluated after December 31, 2022, except for hedging transactions as of December 31, 2022, that an entity has elected certain optional expedients for and that are retained through the end of the hedging relationship. Management expects that the adoption of the guidance will not have a material impact on the Portfolio’s financial statements.

BHFTI-18

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

For the period April 1, 2021 through March 31, 2022, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-19

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Managed By SSGA Funds Management, Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2022, the Class A, B and E shares of the SSGA Growth ETF Portfolio returned -17.13%, -17.25%, and -17.16%, respectively. The Portfolio’s benchmark, the MSCI All Country World Index¹, returned -20.18%. The Portfolio’s composite benchmark, the SSGA Growth Composite Index2, returned -17.68%.

MARKET ENVIRONMENT / CONDITIONS

Global economic growth and equity markets faced multiple headwinds in the first quarter of 2022. Commodity prices accelerated the trend, as western countries imposed strict sanctions on Russia’s economy. Hawkish (aggressively toned policy) pivots by western central banks amid rising inflation also weighed on stocks and bonds. The Russia-Ukraine war further exacerbated the supply chain and inflation problems at the end of February. Global equity markets declined in the first two months of the quarter. Although the markets recovered some losses toward the end, they were still down for the quarter. Value style equities significantly outperformed growth style equities and developed interest markets (“DM”) did slightly better than emerging markets (“EM”). Fixed income markets also declined amid rising rates, and the 10-year U.S. Treasury yield rose to 2.4% from 1.5% at the start of the year. The short end of the curve increased the most, and yield curve inversion was visible across the longer end, with the 2-year versus 10-year yield slope inverting toward the end of the quarter. Expectations of faster interest rate hikes helped the U.S. dollar gain against the euro and the British pound sterling in the first quarter.

On the geopolitical front, western countries stepped up sanctions on Russia’s economy, and several multinational firms continued to wind down their operations in the country in light of the Russia-Ukraine war. From a monetary policy perspective, the major central banks adopted a more hawkish tone in the quarter amid stubbornly high inflation. Persistent inflation pressure forced central banks to accelerate tightening, risking a hard landing. Incoming data from key developed markets pointed toward broad-based deceleration in economic activities. However, China’s rebound helped soften the pace of the global slowdown. Geopolitical risks remained elevated amid the ongoing Russia-Ukraine war and continued escalations between the U.S. and China over Taiwan. Markets remained volatile in the second quarter and equities and bonds posted sharp declines. Concerns over inflation, hawkish central bank actions and the ongoing Russia-Ukraine war weighed heavily on sentiment. Bonds continued a sharp selloff in the second quarter—U.S. 10-year yields rose from 2.35% to 2.97% and two-year yields from 2.33% to 2.93%. Bond prices increased into the quarter-end amid growth concerns curtailing negative returns. Gold held up better than global equity and bond markets but declined by 7.6%. Commodities continued to perform better than other asset classes but also showed decline.

Central banks remained in tightening mode with 54 interest rate-hiking actions globally in June—an all-time high. Unsurprisingly, the actions followed elevated inflation rates around the world. While the U.S. Federal Reserve (the “Fed”) committed to a 0.75% hike in June, the European Central Bank was expected to kick-off its interest rate hiking cycle with a 0.25% hike. The Reserve Bank of Australia raised its cash target rate by 0.75% to 1.35%, in line with our expectations, and it appeared that the Bank of Japan (the “BoJ”) might sit this hiking cycle out amid increasing pressure to act. We anticipate some forward guidance from the BoJ regarding its openness to amending its current dovish (supportively toned) policy stance.

In a sign that markets might be moving toward a late cycle environment, market pricing of a slowdown shifted rapidly toward recessionary concerns, especially since the Federal Reserve Bank of Atlanta forecasted GDP shrinking -2.1%. This came in the wake of deteriorating sentiment and macroeconomic data. Housing in the U.S. looked especially weaker, with first time homebuyers increasingly being priced out of the market. With consumer spending data coming in weak, the U.S. was vulnerable to further financial tightening. Even outside of the U.S., recession probabilities were moving upward. These fears were more pronounced in the euro area, with the common currency falling to a 20-year low against the U.S. dollar and Germany reporting its first trade deficit since 1991.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The Portfolio outperformed its composite benchmark in the first half of 2022. The relative return was driven primarily by asset allocation decisions, especially an overweight position in commodities during the period. A relatively defensive stance across equity and credit assets contributed favorably to benchmark-relative performance. Elevated risk indicators in the midst of a central bank aggressive monetary policy cycle and the Russia-Ukraine war contributed to the reduced risk exposure in the Portfolio, especially as compared with the prior calendar year. Other specific investments that helped add value were an overweight allocation to broad based commodity markets and equity sector selection. Commodities markets were one of the few areas that were able to deliver positive performance during the first half of 2022, as supply shocks and inflationary concerns supported the asset class. Similarly, some of those factors contributed to outperformance of the Energy sector, which was held as an overweight allocation from an equity sector perspective.

The fixed income portion of the Portfolio did not fare well, as we favored longer-term bonds—in both the government and corporate sectors. Both asset classes posted poor returns, as interest rates increased rapidly due to both monetary policy and inflation concerns. Our fixed income research continued to point to a flattening of the yield curve during the period, which did in fact materialize, but the overall interest rate risk associated with longer-term bond investments weighed on the Portfolio’s results.

For the period ending June 30, 2022, the Portfolio was positioned with a small underweight allocation to equity markets, an

BHFTI-1

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Managed By SSGA Funds Management, Inc.

Portfolio Manager Commentary*—(Continued)

underweight allocation to fixed income and an overweight allocation to commodities. Within equities, we favored DM equities over EM, as deteriorating quality metrics weighed on our outlook for EM. In equity sectors, we maintained overweight allocation positions in Energy, Materials and Utilities—providing a balance between cyclical sectors that we believe may respond favorably to inflation risks and the less cyclical Utilities sector. In fixed income, we continued to favor long-term government bonds but shifted away from most credit exposure due to elevated volatility, higher cost of capital concerns and seasonality effects.

Jerry Holly

Mike Martel

Portfolio Managers

SSGA Funds Management, Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of 23 developed and 24 emerging market indices. The index returns shown above were calculated with net dividends: they reflect the reinvestment of dividends after the deduction of the maximum possible withholding taxes.

2 The SSGA Growth Composite Index is computed by SSGA, consisting of 35% S&P 500 Index, 5% S&P MidCap 400 Index, 5% S&P 600 Index, 20% MSCI World ex-U.S. Index, 3% S&P/Citigroup World ex-U.S. Range < 2 Billion USD Index, 7% MSCI Emerging Markets IMI, 3% MSCI U.S. REIT Index, 2% Dow Jones Global ex-U.S. Select Real Estate Securities Index, 10% Bloomberg U.S. Aggregate Bond Index, 5% Bloomberg High Yield Very Liquid Index, 3% Bloomberg U.S. TIPS Index, and 2% Bloomberg 1-3 Month U.S. T-Bill Index.

BHFTI-2

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

A $10,000 INVESTMENT COMPARED TO THE MSCI ALL COUNTRY WORLD INDEX

AND THE SSGA GROWTH COMPOSITE INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2022

	6 Month	1 Year	5 Year	10 Year
SSGA Growth ETF Portfolio
Class A	-17.13	-13.32	5.97	7.58
Class B	-17.25	-13.54	5.71	7.32
Class E	-17.16	-13.39	5.83	7.43
MSCI All Country World Index	-20.18	-15.75	7.00	8.76
SSGA Growth Composite Index	-17.68	-13.52	6.03	7.95

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2022

Top Holdings

% of Net Assets
SPDR S&P 500 ETF Trust	26.5
iShares MSCI EAFE ETF	19.1
iShares Core S&P Small-Cap ETF	8.6
iShares Core S&P Mid-Cap ETF	5.0
iShares Core MSCI Emerging Markets ETF	5.0
iShares 20+ Year Treasury Bond ETF	4.5
SPDR S&P International Small Cap ETF	3.0
iShares TIPS Bond ETF	3.0
SPDR Gold Shares	2.9
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	2.9

Asset Allocation

% of Net Assets
U.S. Large Cap Equities	32.6
International Developed Market Equities	24.7
Investment Grade Fixed Income	9.0
U.S. Small Cap Equities	8.6
Commodities	5.9
Money Market	5.6
Emerging Market Equities	5.0
U.S. Mid Cap Equities	5.0
Real Estate Equities	3.5

BHFTI-3

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2022 through June 30, 2022.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

SSGA Growth ETF Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period** January 1, 2022 to June 30, 2022
Class A (a)	Actual	0.34%	$1,000.00	$828.70	$1.54
	Hypothetical*	0.34%	$1,000.00	$1,023.11	$1.71

Class B (a)	Actual	0.59%	$1,000.00	$827.50	$2.67
	Hypothetical*	0.59%	$1,000.00	$1,021.87	$2.96

Class E (a)	Actual	0.49%	$1,000.00	$828.40	$2.22
	Hypothetical*	0.49%	$1,000.00	$1,022.37	$2.46

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio does not include the expenses of the Underlying ETFs in which the Portfolio invests.

BHFTI-4

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Mutual Funds—94.3% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities—94.3%
Energy Select Sector SPDR Fund (a)	204,403	$14,616,858
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF (b)	1,157,326	20,878,161
iShares 20+ Year Treasury Bond ETF (b)	282,248	32,421,828
iShares Core MSCI Emerging Markets ETF (b)	742,337	36,419,053
iShares Core S&P Mid-Cap ETF (b)	161,047	36,433,663
iShares Core S&P Small-Cap ETF (b)	673,185	62,209,026
iShares MSCI Canada ETF (b)	563,183	18,968,003
iShares MSCI EAFE ETF (b)	2,208,048	137,980,919
iShares TIPS Bond ETF	187,138	21,316,890
Materials Select Sector SPDR Fund (a)	196,138	14,435,757
SPDR Dow Jones International Real Estate ETF (a) (b)	510,109	14,395,276
SPDR Gold Shares (a) (b)	126,245	21,267,233
SPDR S&P 500 ETF Trust (a) (b)	507,851	191,586,790
SPDR S&P International Small Cap ETF (a)	758,394	21,940,338
Utilities Select Sector SPDR Fund (a) (b)	213,721	14,988,254
Vanguard Real Estate ETF (b)	119,162	10,856,850
Vanguard Total Bond Market ETF	144,529	10,877,252

Total Mutual Funds (Cost $733,111,989)		681,592,151

Short-Term Investment—5.6%
Mutual Funds—5.6%
Invesco STIC Prime Portfolio	40,901,960	40,901,960

Total Short-Term Investments (Cost $40,902,186)		40,901,960

Securities Lending Reinvestments (c)—27.7%

Certificates of Deposit—9.1%
Bank of Montreal (Chicago) 2.040%, FEDEFF PRV + 0.460%, 03/02/23 (d)	6,000,000	6,000,370
BNP Paribas S.A. 1.730%, SOFR + 0.220%, 11/17/22 (d)	2,000,000	1,997,522
Commonwealth Bank of Australia 1.910%, SOFR + 0.400%, 11/25/22 (d)	3,000,000	2,999,877
Cooperatieve Rabobank UA 2.080%, SOFR + 0.570%, 09/19/22 (d)	4,000,000	4,000,000
Credit Agricole S.A. 1.950%, FEDEFF PRV + 0.370%, 11/18/22 (d)	3,000,000	2,999,994
Credit Industriel et Commercial 1.890%, SOFR + 0.380%, 10/25/22 (d)	4,000,000	3,999,740
Goldman Sachs Bank USA 1.710%, SOFR + 0.190%, 09/02/22 (d)	5,000,000	4,998,930
Mitsubishi UFJ Trust and Banking Corp. 1.670%, SOFR + 0.160%, 07/22/22 (d)	3,000,000	2,999,670
Mizuho Bank, Ltd. 1.810%, SOFR + 0.290%, 07/26/22 (d)	4,000,000	3,999,472
MUFG Bank Ltd. 1.820%, SOFR + 0.300%, 08/09/22 (d)	5,000,000	5,000,015
Norinchukin Bank 1.790%, SOFR + 0.280%, 08/16/22 (d)	4,000,000	3,999,740

Certificates of Deposit—(Continued)
Royal Bank of Canada 1.760%, SOFR + 0.250%, 01/11/23 (d)	5,000,000	4,994,390
Standard Chartered Bank (NY) 1.700%, SOFR + 0.190%, 08/25/22 (d)	3,000,000	2,999,015
Sumitomo Mitsui Banking Corp. 1.910%, SOFR + 0.400%, 11/02/22 (d)	4,000,000	3,999,828
Sumitomo Mitsui Trust Bank, Ltd. Zero Coupon, 07/29/22	3,000,000	2,995,980
Svenska Handelsbanken AB 1.870%, SOFR + 0.350%, 10/13/22 (d)	4,000,000	3,999,884
Westpac Banking Corp. 1.740%, SOFR + 0.230%, 02/17/23 (d)	4,000,000	3,994,368

		65,978,795

Commercial Paper—2.8%
Australia & New Zealand Banking Group, Ltd. 1.910%, SOFR + 0.400%, 12/01/22 (d)	4,000,000	4,001,184
Liberty Street Funding LLC 1.550%, 07/01/22	5,000,000	4,999,760
Macquarie Bank Ltd.
1.750%, SOFR + 0.230%, 08/04/22 (d)	2,000,000	1,999,962
1.960%, SOFR + 0.440%, 11/16/22 (d)	3,000,000	3,000,921
UBS AG 2.090%, SOFR + 0.570%, 03/23/23 (d)	6,000,000	6,000,000

		20,001,827

Repurchase Agreements—12.3%
Cantor Fitzgerald & Co.
Repurchase Agreement dated 06/30/22 at 1.550%, due on 07/01/22 with a maturity value of $1,650,071; collateralized by U.S. Government Agency Obligations with rates ranging from 0.295% - 8.000%, maturity dates ranging from 09/15/22 - 02/20/72, and an aggregate market value of $1,683,000.	1,650,000	1,650,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/22 at 1.870%, due on 08/04/22 with a maturity value of $4,007,272; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 3.375%, maturity dates ranging from 08/15/48 - 11/15/50, and various Common Stock with an aggregate market value of $4,081,376.	4,000,000	4,000,000
National Bank of Canada
Repurchase Agreement dated 06/30/22 at 1.570%, due on 07/07/22 with a maturity value of $9,702,961; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.375%, maturity dates ranging from 07/31/22 - 08/15/51, and an aggregate market value of $9,907,610.	9,700,000	9,700,000
Repurchase Agreement dated 06/30/22 at 1.700%, due on 07/07/22 with a maturity value of $5,001,653; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.000%, maturity dates ranging from 11/03/22 - 02/15/51, and various Common Stock with an aggregate market value of $5,514,035.	5,000,000	5,000,000

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Natwest Markets Securities, Inc.
Repurchase Agreement dated 06/30/22 at 1.480%, due on 07/01/22 with a maturity value of $30,514,672; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 07/05/22 - 11/15/49, and an aggregate market value of $31,124,968.	30,513,418	$30,513,418
NBC Global Finance, Ltd.
Repurchase Agreement dated 06/30/22 at 1.735%, due on 07/07/22 with a maturity value of $3,201,080; collateralized by various Common Stock with an aggregate market value of $3,557,699.	3,200,000	3,200,000
Societe Generale
Repurchase Agreement dated 06/30/22 at 1.500%, due on 07/01/22 with a maturity value of $5,000,208; collateralized by U.S. Treasury Obligations with rates ranging from 0.375% - 3.000%, maturity dates ranging from 10/31/22 - 08/15/48, and an aggregate market value of $5,101,913.	5,000,000	5,000,000
Repurchase Agreement dated 06/30/22 at 1.500%, due on 07/01/22 with a maturity value of $1,300,054; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 01/31/23 - 02/15/32, and an aggregate market value of $1,326,497.	1,300,000	1,300,000
Repurchase Agreement dated 06/30/22 at 1.600%, due on 07/01/22 with a maturity value of $9,000,400; collateralized by various Common Stock with an aggregate market value of $10,002,350.	9,000,000	9,000,000
Repurchase Agreement dated 06/30/22 at 1.620%, due on 07/01/22 with a maturity value of $2,300,104; collateralized by various Common Stock with an aggregate market value of $2,556,156.	2,300,000	2,300,000
Repurchase Agreement dated 06/30/22 at 1.660%, due on 07/01/22 with a maturity value of $5,000,231; collateralized by various Common Stock with an aggregate market value of $5,559,129.	5,000,000	5,000,000
TD Prime Services LLC
Repurchase Agreement dated 06/30/22 at 1.650%, due on 07/01/22 with a maturity value of $12,000,550; collateralized by various Common Stock with an aggregate market value of $13,210,030.	12,000,000	12,000,000

		88,663,418

Time Deposits—2.1%
Credit Agricole Corp. & Investment Bank (NY) 1.560%, 07/01/22	5,000,000	5,000,000
First Abu Dhabi Bank USA NV 1.570%, 07/01/22	5,000,000	5,000,000
National Bank of Canada 1.620%, OBFR + 0.050%, 07/07/22 (d)	5,000,000	5,000,000

		15,000,000

Mutual Funds — 1.4%
STIT-Government & Agency Portfolio, Institutional Class 1.380% (e)	10,000,000	10,000,000

Total Securities Lending Reinvestments (Cost $199,660,244)		199,644,040

Total Investments—127.6% (Cost $973,674,419)		922,138,151
Other assets and liabilities (net) —(27.6)%		(199,693,837)

Net Assets—100.0%		$722,444,314

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Affiliated Issuer. (See Note 6 of the Notes to Financial Statements for a summary of transactions in securities of affiliated issuers.)
(b)	All or a portion of the security was held on loan. As of June 30, 2022, the market value of securities loaned was $217,757,761 and the collateral received consisted of cash in the amount of $199,652,887 and non-cash collateral with a value of $24,637,577. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2022.
(d)	Variable or floating rate security. The stated rate represents the rate at June 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of June 30, 2022.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$681,592,151	$—	$—	$681,592,151
Total Short-Term Investment*	40,901,960	—	—	40,901,960
Securities Lending Reinvestments
Certificates of Deposit	—	65,978,795	—	65,978,795
Commercial Paper	—	20,001,827	—	20,001,827
Repurchase Agreements	—	88,663,418	—	88,663,418
Time Deposits	—	15,000,000	—	15,000,000
Mutual Funds	10,000,000	—	—	10,000,000
Total Securities Lending Reinvestments	10,000,000	189,644,040	—	199,644,040
Total Investments	$732,494,111	$189,644,040	$—	$922,138,151

Collateral for Securities Loaned (Liability)	$—	$(199,652,887)	$—	$(199,652,887)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets
Investments at value (a) (b)	$628,907,645
Affiliated investments at value (c) (d)	293,230,506
Receivable for:
Fund shares sold	36,845
Dividends	29,114
Dividends on affiliated investments	761,719

Total Assets	922,965,829
Liabilities
Collateral for securities loaned	199,652,887
Payables for:
Fund shares redeemed	263,186
Accrued Expenses:
Management fees	195,524
Administration fees	18,596
Custodian and accounting fees	38,927
Distribution and service fees	145,046
Deferred trustees’ fees	167,433
Other expenses	39,916

Total Liabilities	200,521,515

Net Assets	$722,444,314

Net Assets Consist of:
Paid in surplus	$728,219,652
Distributable earnings (Accumulated losses)	(5,775,338)

Net Assets	$722,444,314

Net Assets
Class A	$33,435,300
Class B	682,246,742
Class E	6,762,272
Capital Shares Outstanding*
Class A	3,677,042
Class B	75,703,212
Class E	748,134
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$9.09
Class B	9.01
Class E	9.04

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $664,217,893.
(b)	Includes securities loaned at value of $64,447,662.
(c)	Identified cost of affiliated investments was $309,456,526.
(d)	Includes securities loaned at value of $153,310,099.

Statement of Operations

Six Months Ended June 30, 2022 (Unaudited)

Investment Income
Dividends from Underlying ETFs	$5,096,236
Dividends from affiliated investments	2,875,535
Securities lending income	419,713

Total investment income	8,391,484
Expenses
Management fees	1,298,820
Administration fees	18,596
Custodian and accounting fees	19,179
Distribution and service fees—Class B	964,560
Distribution and service fees—Class E	5,671
Audit and tax services	23,235
Legal	20,427
Shareholder reporting	11,490
Insurance	3,205
Miscellaneous (a)	3,600

Total expenses	2,368,783

Net Investment Income	6,022,701

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	2,383,894
Affiliated investments	39,927,072

Net realized gain (loss)	42,310,966

Net change in unrealized appreciation (depreciation) on:
Investments	(90,700,680)
Affiliated investments	(111,430,696)

Net change in unrealized appreciation (depreciation)	(202,131,376)

Net realized and unrealized gain (loss)	(159,820,410)

Net Increase (Decrease) in Net Assets From Operations	$(153,797,709)

(a)	Includes $19,894 in Trustees’ fees and expenses and $21,639 in deferred Trustee compensation losses.

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$6,022,701	$21,386,416
Net realized gain (loss)	42,310,966	131,166,567
Net change in unrealized appreciation (depreciation)	(202,131,376)	(5,676,963)

Increase (decrease) in net assets from operations	(153,797,709)	146,876,020

From Distributions to Shareholders
Class A	(7,057,572)	(2,671,933)
Class B	(143,623,872)	(57,744,054)
Class E	(1,436,124)	(538,194)

Total distributions	(152,117,568)	(60,954,181)

Increase (decrease) in net assets from capital share transactions	110,614,423	(41,389,318)

Total increase (decrease) in net assets	(195,300,854)	44,532,521

Net Assets
Beginning of period	917,745,168	873,212,647

End of period	$722,444,314	$917,745,168

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Value	Shares	Value
Class A
Sales	57,486	$705,541	126,229	$1,701,069
Reinvestments	767,962	7,057,572	202,419	2,671,933
Redemptions	(99,712)	(1,235,018)	(231,180)	(3,125,517)

Net increase (decrease)	725,736	$6,528,095	97,468	$1,247,485

Class B
Sales	500,500	$6,164,641	1,270,474	$16,973,787
Reinvestments	15,765,518	143,623,872	4,407,943	57,744,054
Redemptions	(3,778,346)	(47,024,585)	(8,789,579)	(117,181,691)

Net increase (decrease)	12,487,672	$102,763,928	(3,111,162)	$(42,463,850)

Class E
Sales	46,521	$609,597	46,062	$613,778
Reinvestments	157,125	1,436,124	40,990	538,194
Redemptions	(57,968)	(723,321)	(98,482)	(1,324,925)

Net increase (decrease)	145,678	$1,322,400	(11,430)	$(172,953)

Increase (decrease) derived from capital shares transactions		$110,614,423		$(41,389,318)

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$13.86		$12.61	$12.18	$10.86	$12.87	$11.10

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.11		0.36	0.22	0.30	0.25	0.26
Net realized and unrealized gain (loss)	(2.46)		1.85	0.97	2.07	(1.24)	1.92

Total income (loss) from investment operations	(2.35)		2.21	1.19	2.37	(0.99)	2.18

Less Distributions
Distributions from net investment income	(0.37)		(0.23)	(0.31)	(0.27)	(0.29)	(0.28)
Distributions from net realized capital gains	(2.05)		(0.73)	(0.45)	(0.78)	(0.73)	(0.13)

Total distributions	(2.42)		(0.96)	(0.76)	(1.05)	(1.02)	(0.41)

Net Asset Value, End of Period	$9.09		$13.86	$12.61	$12.18	$10.86	$12.87

Total Return (%) (b) (c)	(17.13	)(e)	17.88	11.06	22.71 (d)	(8.44)	19.98

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (f)	0.34	(g)	0.34	0.35	0.35	0.34	0.34
Ratio of net investment income (loss) to average net assets (%) (h)	1.73	(g)	2.64	1.95	2.58	2.06	2.19
Portfolio turnover rate (%)	67	(e)	80	73	57	32	43
Net assets, end of period (in millions)	$33.4		$40.9	$36.0	$34.8	$29.9	$34.8

	Class B
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$13.74		$12.51	$12.09	$10.78	$12.78	$11.03

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.09		0.31	0.19	0.27	0.22	0.23
Net realized and unrealized gain (loss)	(2.44)		1.85	0.96	2.06	(1.23)	1.90

Total income (loss) from investment operations	(2.35)		2.16	1.15	2.33	(1.01)	2.13

Less Distributions
Distributions from net investment income	(0.33)		(0.20)	(0.28)	(0.24)	(0.26)	(0.25)
Distributions from net realized capital gains	(2.05)		(0.73)	(0.45)	(0.78)	(0.73)	(0.13)

Total distributions	(2.38)		(0.93)	(0.73)	(1.02)	(0.99)	(0.38)

Net Asset Value, End of Period	$9.01		$13.74	$12.51	$12.09	$10.78	$12.78

Total Return (%) (b) (c)	(17.25	)(e)	17.60	10.75	22.44	(8.75)	19.64

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (f)	0.59	(g)	0.59	0.60	0.60	0.59	0.59
Ratio of net investment income (loss) to average net assets (%) (h)	1.46	(g)	2.33	1.69	2.30	1.79	1.91
Portfolio turnover rate (%)	67	(e)	80	73	57	32	43
Net assets, end of period (in millions)	$682.2		$868.5	$829.5	$830.6	$755.4	$937.0

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$13.78		$12.54	$12.12	$10.81	$12.81	$11.05

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.10		0.33	0.20	0.28	0.24	0.24
Net realized and unrealized gain (loss)	(2.44)		1.85	0.96	2.06	(1.24)	1.91

Total income (loss) from investment operations	(2.34)		2.18	1.16	2.34	(1.00)	2.15

Less Distributions
Distributions from net investment income	(0.35)		(0.21)	(0.29)	(0.25)	(0.27)	(0.26)
Distributions from net realized capital gains	(2.05)		(0.73)	(0.45)	(0.78)	(0.73)	(0.13)

Total distributions	(2.40)		(0.94)	(0.74)	(1.03)	(1.00)	(0.39)

Net Asset Value, End of Period	$9.04		$13.78	$12.54	$12.12	$10.81	$12.81

Total Return (%) (b) (c)	(17.16	)(e)	17.75	10.84	22.53	(8.63)	19.80

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (f)	0.49	(g)	0.49	0.50	0.50	0.49	0.49
Ratio of net investment income (loss) to average net assets (%) (h)	1.58	(g)	2.46	1.79	2.42	1.91	1.99
Portfolio turnover rate (%)	67	(e)	80	73	57	32	43
Net assets, end of period (in millions)	$6.8		$8.3	$7.7	$7.6	$6.8	$7.9

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	During 2021, 0.08% of the Portfolio’s total return for Class A, Class B and Class E, respectively, consists of a voluntary reimbursement by the subadviser (See Note 5 of the Notes to Financial Statements) Excluding this item, total return would have been 17.80%, 17.52.%, and 17.67% for Class A, Class B and Class E, respectively.
(d)	Generally accepted accounting principles may require adjustments to be made to the net assets of the Portfolio at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the returns reported in the portfolio manager commentary section of this report.
(e)	Periods less than one year are not computed on an annualized basis.
(f)	The ratio of operating expenses to average net assets does not include expenses of the Underlying ETFs in which the Portfolio invests.
(g)	Computed on an annualized basis.
(h)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying ETFs in which it invests.

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Notes to Financial Statements—June 30, 2022 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-four series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is SSGA Growth ETF Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A, B and E shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

The Portfolio was designed on established principles of asset allocation. The Portfolio will primarily invest its assets in other investment companies known as exchange-traded funds (“Underlying ETFs”), including, but not limited to, Standard and Poors Depositary Receipts (SPDRs®) of the S&P 500® ETF Trust, series of the Select Sector SPDR Trust, SPDR Series Trust, SPDR Index Shares Funds, iShares® Trust, iShares®, Inc., and Vanguard ETFsTM of the Vanguard® Index Funds.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2022 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946- Financial Services- Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.

Investments in the Underlying ETFs are valued at the closing market quotation for their shares and are categorized as Level 1 within the fair value hierarchy. The NAV of the Portfolio is calculated based on the market values of the Underlying ETFs in which the Portfolio invests. For information about the use of fair value pricing by the Underlying ETFs, please refer to the prospectuses for such Underlying ETFs.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from third-party pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy

Investments in registered open-end management investment companies are valued at reported NAV per share and are categorized as Level 1 within the fair value hierarchy.

In December 2020, the Securities and Exchange Commission adopted Rule 2a-5, Good Faith Determinations of Fair Value, under the 1940 Act, which is intended to address valuation practices and the role of the board of directors with respect to the fair value of the

BHFTI-12

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

investments of a registered investment company. Among other things, Rule 2a-5 will permit the Portfolio’s Board to designate the Portfolio’s primary investment adviser to perform the Portfolio’s fair value determinations, which will be subject to the Board’s oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the investment adviser’s fair value determinations. Compliance with Rule 2a-5 will be required beginning in September 2022. The Portfolio’s valuation policies and related practices may be impacted as the Portfolio comes into compliance with Rule 2a-5.

Investment Transactions and Related Investment Income - The Portfolio’s security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Capital gains distributions received from the Underlying ETFs are recorded as Net realized gain in the Statement of Operations.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed. As of June 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2022, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $88,663,418, which is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2022.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur, any interest earned, and any dividends declared during the term of the loan, would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio generally receives cash, U.S. Government securities, letters of credit, or other collateral deemed appropriate by the Adviser. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, including repurchase agreements with respect to equity securities, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. The value of the securities on loan may change each business day. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

BHFTI-13

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2022 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2022 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2022.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

All securities on loan are classified as Mutual Funds in the Portfolio’s Schedule of Investments as of June 30, 2022. For all securities on loan, the remaining contractual maturity of the agreements is overnight and continuous.

3. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the COVID-19 pandemic. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The COVID-19 pandemic has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this pandemic, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. At this time, it is still not possible to estimate the severity or duration of the COVID-19 pandemic, including the severity, duration and frequency of any additional “waves” or emerging variants of COVID-19. It is also still not possible to estimate the duration or frequency of the utilization of any therapeutic treatments and vaccines for COVID-19 or variants thereof. It is likewise still not possible to predict or estimate the longer-term effects of the COVID-19 pandemic, or any actions taken to contain or address the pandemic, on the Portfolios, the financial markets, and economy at large. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

In late February 2022, Russian military forces invaded Ukraine, significantly amplifying already existing geopolitical tensions among Russia, Ukraine, Europe, NATO, and the West. Russia’s invasion, the responses of countries and political bodies to Russia’s actions, and the potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities such as oil and natural gas. Following Russia’s actions, various countries, including the U.S., Canada, the United Kingdom, Germany, and France, as well as the European Union, issued broad-ranging economic sanctions against Russia. Sanctions threatened or imposed by these jurisdictions, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or the Portfolio. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Portfolio. Sanctions, or the threat of new or modified sanctions, could impair the ability of the Portfolio to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Portfolio, even if the Portfolio does not have direct exposure to securities of Russian issuers.

BHFTI-14

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of their trading partners, (ii) monitoring and/or limiting the amount of their net exposure to each individual counterparty based on the adviser’s assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom the Portfolio undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, which is the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In 2017, the UK Financial Conduct Authority (FCA) announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. dollar LIBOR and the Sterling Overnight Interbank Average Rate for GBP LIBOR). Various financial industry groups have been planning for the transition away from LIBOR and markets are developing in response to these new rates, but there are concerns around liquidity of the new rates and obstacles to converting certain securities and transactions to new rates. Neither the effect of the transition process nor its ultimate success can yet be known. The transition away from and eventual elimination of LIBOR may adversely affect the interest rates on, and liquidity and value of, certain assets and liabilities of the Portfolio that are tied to LIBOR. These may include bank loans, floating rate securities, structured securities (including asset-backed and mortgage-backed securities), other debt securities, derivatives, and financing transactions tied to LIBOR, particularly insofar as the documentation governing such instruments does not include “fall back” provisions addressing the transition from LIBOR. The effect of any changes to, or discontinuation of, LIBOR on the Portfolio will vary depending on, among other things (1) existing fallback or termination provisions in individual contracts and (2) the extent to which industry participants adopt new reference rates and fallbacks for both legacy and new products and instruments. The Subadviser may have discretion to determine a successor or substitute reference rate, including any price or other adjustments to account for differences between the successor or substitute reference rate and previous rate. Such successor or substitute reference rate and any adjustments selected may negatively impact the Portfolio’s investments, performance or financial condition, and may expose the Portfolio to additional tax, accounting and regulatory risks. The transition away from LIBOR may affect the value, liquidity or return on certain Portfolio investments and may result in costs incurred in connection with closing out positions and entering into new trades, adversely impacting the Portfolio’s overall financial condition or results of operations. It is difficult to predict the full impact of the transition away from LIBOR and the adoption of alternative reference rates on the Portfolio.

The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio and the Underlying ETFs in which it invests.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2022 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$531,282,639	$0	$561,776,370

BHFTI-15

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2022	% per annum	Average Daily Net Assets
$1,298,820	0.330%	First $500 million
	0.300%	Over $500 million

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. SSGA Funds Management, Inc. is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2022 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. During the six months ended June 30, 2022, deferred compensation losses exceeded accrued Trustees’ fees and expenses. As such, changes in the value of participants’ deferral accounts in excess of the Trustees’ fees and expenses are reflected as a component of Miscellaneous expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

BHFTI-16

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

6. Transactions in Securities of Affiliated Issuers

A summary of the Portfolio’s transactions in the securities of affiliated issuers during the six months ended June 30, 2022 is as follows:

Security Description	Market Value December 31, 2021	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2022
Energy Select Sector SPDR Fund	$18,743,183	$19,998,873	$(26,487,929)	$2,756,979	$(394,248)	$14,616,858
Financial Select Sector SPDR Fund	9,203,616	17,421,697	(24,830,573)	(2,015,154)	220,414	—
Industrial Select Sector SPDR Fund	—	8,999,639	(8,781,868)	(217,771)	—	—
Materials Select Sector SPDR Fund	9,404,684	17,814,148	(9,355,492)	(777,200)	(2,650,383)	14,435,757
SPDR Bloomberg High Yield Bond ETF	17,777,360	31,976,025	(47,936,853)	(1,912,354)	95,822	—
SPDR Dow Jones International Real Estate ETF	9,132,717	8,793,556	(340,936)	(42,872)	(3,147,189)	14,395,276
SPDR Gold Shares	—	25,784,160	(2,158,566)	(197,470)	(2,160,891)	21,267,233
SPDR S&P 500 ETF Trust	258,949,142	84,976,247	(100,822,122)	40,607,255	(92,123,732)	191,586,790
SPDR S&P International Small Cap ETF	27,626,036	2,286,286	(1,534,228)	206,336	(6,644,092)	21,940,338
Technology Select Sector SPDR Fund	18,578,531	1,327,522	(17,224,840)	1,521,615	(4,202,828)	—
Utilities Select Sector SPDR Fund	—	15,559,425	(145,310)	(2,292)	(423,569)	14,988,254

	$369,415,269	$234,937,578	$(239,618,717)	$39,927,072	$(111,430,696)	$293,230,506

Security Description	Income earned from affiliates during the period	Number of shares held at June 30, 2022
Energy Select Sector SPDR Fund	$211,747	204,403
Financial Select Sector SPDR Fund	34,572	—
Industrial Select Sector SPDR Fund	—	—
Materials Select Sector SPDR Fund	126,164	196,138
SPDR Bloomberg High Yield Bond ETF	239,180	—
SPDR Dow Jones International Real Estate ETF	185,253	510,109
SPDR Gold Shares	—	126,245
SPDR S&P 500 ETF Trust	1,653,001	507,851
SPDR S&P International Small Cap ETF	300,247	758,394
Technology Select Sector SPDR Fund	16,139	—
Utilities Select Sector SPDR Fund	109,232	213,721

	$2,875,535

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2022 was as follows:

Cost basis of investments	$975,729,343

Gross unrealized appreciation	9,862,980
Gross unrealized (depreciation)	(63,454,172)

Net unrealized appreciation (depreciation)	$(53,591,192)

The tax character of distributions paid for the years ended December 31, 2021 and 2020 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2021	2020	2021	2020	2021	2020
$18,605,761	$19,242,453	$42,348,420	$31,297,787	$60,954,181	$50,540,240

BHFTI-17

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

As of December 31, 2021, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation (Depreciation)	Accumulated Capital Losses	Total
$35,085,838	$116,703,799	$148,540,184	$—	$300,329,821

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2021, the Portfolio had no accumulated capital losses.

9. Recent Accounting Pronouncement

In January 2021, the FASB issued Accounting Standards Update No. 2021-01 (“ASU 2021-01”), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, as regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective through December 31, 2022, for all entities. The expedients and exceptions provided by the amendments do not apply to contract modifications and hedging relationships entered into or evaluated after December 31, 2022, except for hedging transactions as of December 31, 2022, that an entity has elected certain optional expedients for and that are retained through the end of the hedging relationship. Management expects that the adoption of the guidance will not have a material impact on the Portfolio’s financial statements.

BHFTI-18

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

For the period April 1, 2021 through March 31, 2022, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-19

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Managed by T. Rowe Price Associates, Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2022, the Class A, B and E shares of the T. Rowe Price Large Cap Value Portfolio returned -10.11%, -10.23%, and -10.19%, respectively. The Portfolio’s benchmark, the Russell 1000 Value Index¹, returned -12.86%.

MARKET ENVIRONMENT / CONDITIONS

Major U.S. stock indexes declined considerably in the first half of 2022. Investors shunned riskier assets in response to Russia’s invasion of Ukraine, elevated inflation exacerbated by rising commodity prices, and Federal Reserve interest rate increases starting in mid-March 2022. Investors were also concerned about inflation’s impact on consumer spending and corporate profits, particularly as some high-profile companies and major retailers disappointed with their financial results or projections.

After reaching an all-time high on January 3, 2022, the Standard & Poor’s (“S&P”) 500 Index finished the period down 19.96%, the worst first half of a calendar year for the index since 1970. Double-digit losses were common in equity markets around the globe; however, bond investors also faced a historically tough environment amid a sharp rise in interest rates.

Value shares outperformed growth stocks as equity investors turned risk averse and rising rates put downward pressure on growth stock valuations. Within the S&P 500 Index, the Energy sector was the only bright spot, gaining more than 30% as oil prices jumped in response to Russia’s invasion of Ukraine and the ensuing commodity supply crunch. Typically, defensive sectors, such as Utilities, Consumer Staples, and Health Care, finished in negative territory but held up relatively well. The Consumer Discretionary, Communication Services, and Information Technology sectors were the weakest performers. Shares of some major retailers fell sharply following earnings misses driven in part by overstocked inventories.

Inflation remained the leading concern for investors throughout the period. Despite hopes in 2021 that the problem was transitory, and later expectations that inflation would peak in the spring, headline consumer prices continued to grind higher throughout the first half of 2022. The war in Ukraine exacerbated already existing supply chain problems, and other factors, such as the impact of the fiscal and monetary stimulus enacted during the COVID-19 pandemic and strong consumer demand, also pushed prices higher. The May Consumer Price Index report (the last to be issued during our reporting period) showed prices increasing 8.6% over the 12-month period, the largest jump since late 1981.

In response, the Federal Reserve (the “Fed”), which at the end of 2021 had forecast that only three 25-basis point (0.25 percentage point) rate hikes would be necessary in all of 2022, rapidly shifted in a hawkish direction and executed three rate increases in the first six months of the year. The policy moves included hikes of 25, 50, and 75 basis points—the largest single increase since 1994—increasing the central bank’s short-term lending benchmark from near zero to a target range of 1.50% to 1.75% by the end of June. In addition, the Fed ended the purchases of Treasuries and Agency Mortgage-Backed securities that it had begun to support the economy early in the COVID-19 pandemic and started reducing its balance sheet in June 2022.

PORTFOLIO REVIEW/ PERIOD END POSITIONING

The Portfolio posted negative returns for the six months ended June 30, 2022, outperforming its benchmark, the Russell 1000 Value Index. Overall, sector allocation and stock selection both fueled relative performance.

The Financials sector was the largest contributor for the period, driven by positive stock selection and an underweight sector allocation. Shares of Chubb outperformed the broader Financials sector as the company delivered favorable earnings, driven by robust growth in premiums and underwriting margins. The company continues to benefit from the longest upcycle in history as well as higher rates amid an uncertain economic environment.

Stock choices in the Health Care sector also added to the positive relative performance, driven by AbbVie. Over a turbulent first half of the year, shares of AbbVie outperformed the broader Health Care sector. Shares advanced in the middle of the period after the Food and Drug Administration (FDA) approved Rinvoq and Skyrizi for use, which we believe may help balance sales deficits from Humira’s patent loss in 2023. Later in the period, shares were impacted as the company announced a senior leadership departure, which many saw as a potential successor to the current chairman and Chief Executive Officer.

The Utilities sector also drove outperformance due to an overweight allocation and stock selection. Shares of Sempra Energy finished higher over the first half of the year and outperformed the broader utilities sector as the company benefited from elevated natural gas prices following Russia’s invasion of Ukraine and a five-year plan that focused on liquefied natural gas (LNG) and green hydrogen.

Conversely, the Industrials sector was the largest detractor from relative performance driven by stock selection. Shares of General Electric finished lower over the six-month period as the company revised earnings downward, which the market reacted negatively to. Early in the period, shares faced a muted reaction to the company’s proposed plan to split into three separate companies. Later in the period, supply chain-related headwinds coupled with inflation repressures resulted in higher-than-expected costs within the company’s renewables business, impacting shares negatively.

Stock selection in the Communication Services sector also hindered relative performance. Shares of News Corp. fell during the period. Despite the company reporting financial results that reflected strong growth, shares were pressured by headwinds from News Corp.’s

BHFTI-1

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Managed by T. Rowe Price Associates, Inc.

Portfolio Manager Commentary*—(Continued)

exposure to real estate, advertising, and streaming, all of which were impacted by rising rates, uncertainty around the economy, and high-profile misses from competitors, respectively. While we remain cognizant of the headwinds that News Corp. faces, we appreciate the company’s collection of high-quality assets with durable growth profiles. Further, we believe that shares are trading at a sizable discount to a sum-of-the-parts valuation.

At the end of the period, relative to the benchmark, the Portfolio’s largest underweight was in the Financials sector. It was also underweight to the Communication Services, Consumer Discretionary, Energy, and Real Estate sectors. Conversely, the most significant overweight was in the Health Care sector. The Portfolio also had overweight positions in the Utilities, Consumer Staples, Materials, Information Technology, and Industrials and Business Services sectors. Portfolio positioning decisions are driven primarily by bottom-up stock selection informed by rigorous internal research at the individual company level.

John D. Linehan

Mark S. Finn

Gabriel Solomon

Portfolio Managers

T. Rowe Price Associates, Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The Russell 1000 Value Index is an unmanaged measure of the largest capitalized U.S. domiciled companies with a less than average growth orientation. Companies in this Index generally have a low price-to-book and price-to-earnings ratio, higher dividend yields and lower forecasted growth values.

BHFTI-2

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

A $10,000 INVESTMENT COMPARED TO THE RUSSELL 1000 VALUE INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2022

	6 Month	1 Year	5 Year	10 Year	Since Inception[1]
T. Rowe Price Large Cap Value Portfolio
Class A	-10.11	-3.96	8.17	11.63	—
Class B	-10.23	-4.21	7.90	11.35	—
Class E	-10.19	-4.09	8.02	—	8.39
Russell 1000 Value Index	-12.86	-6.82	7.17	10.50	7.72

1 Inception dates of the Class A, Class B and Class E shares are 12/11/1989, 3/22/2001 and 4/23/2014, respectively.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2022

Top Holdings

% of Net Assets
Southern Co. (The)	3.2
TotalEnergies SE	3.1
Wells Fargo & Co.	2.9
United Parcel Service, Inc. - Class B	2.7
General Electric Co.	2.6
Johnson & Johnson	2.5
QUALCOMM, Inc.	2.4
Chubb, Ltd.	2.3
Becton Dickinson & Co.	2.2
Elevance Health, Inc.	2.1

Top Sectors

% of Net Assets
Health Care	20.9
Financials	13.6
Industrials	10.6
Information Technology	9.7
Utilities	9.1
Consumer Staples	8.5
Energy	7.1
Materials	5.2
Communication Services	5.1
Real Estate	5.0

BHFTI-3

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2022 through June 30, 2022.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

T. Rowe Price Large Cap Value Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period** January 1, 2022 to June 30, 2022
Class A (a)	Actual	0.51%	$1,000.00	$898.90	$2.40
	Hypothetical*	0.51%	$1,000.00	$1,022.27	$2.56

Class B (a)	Actual	0.76%	$1,000.00	$897.70	$3.58
	Hypothetical*	0.76%	$1,000.00	$1,021.03	$3.81

Class E (a)	Actual	0.66%	$1,000.00	$898.10	$3.11
	Hypothetical*	0.66%	$1,000.00	$1,021.52	$3.31

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 5 of the Notes to Financial Statements.

BHFTI-4

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—97.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.3%
Boeing Co. (The) (a)	84,901	$11,607,665
L3Harris Technologies, Inc.	99,000	23,928,300

		35,535,965

Air Freight & Logistics—2.7%
United Parcel Service, Inc. - Class B	394,290	71,973,697

Airlines—0.6%
Southwest Airlines Co. (a)	452,668	16,350,368

Auto Components—0.1%
Magna International, Inc.	72,008	3,953,239

Banks—5.8%
Bank of America Corp.	744,761	23,184,410
Citigroup, Inc.	462,197	21,256,440
Fifth Third Bancorp	275,586	9,259,690
Huntington Bancshares, Inc. (b)	2,115,648	25,451,245
Wells Fargo & Co.	1,962,526	76,872,143

		156,023,928

Beverages—1.1%
Coca-Cola Co. (The)	469,239	29,519,826

Biotechnology—1.8%
AbbVie, Inc. (b)	323,034	49,475,887

Capital Markets—2.3%
Charles Schwab Corp. (The)	281,475	17,783,590
Goldman Sachs Group, Inc. (The)	98,861	29,363,694
Morgan Stanley	187,576	14,267,031

		61,414,315

Chemicals—3.1%
CF Industries Holdings, Inc.	287,097	24,612,826
International Flavors & Fragrances, Inc.	340,948	40,613,726
RPM International, Inc.	215,767	16,985,178

		82,211,730

Commercial Services & Supplies—0.6%
Stericycle, Inc. (a) (b)	394,177	17,284,662

Communications Equipment—0.7%
Cisco Systems, Inc.	455,933	19,440,983

Containers & Packaging—2.1%
International Paper Co.	1,352,744	56,585,282

Diversified Financial Services—1.3%
Equitable Holdings, Inc.	1,298,123	33,842,067

Electric Utilities—5.4%
Entergy Corp. (b)	220,137	24,796,232
NextEra Energy, Inc.	453,661	35,140,581
Southern Co. (The)	1,207,345	86,095,772

		146,032,585

Electronic Equipment, Instruments & Components—0.7%
TE Connectivity, Ltd.	160,128	18,118,483

Entertainment—1.7%
Walt Disney Co. (The) (a)	492,492	46,491,245

Equity Real Estate Investment Trusts—5.0%
AvalonBay Communities, Inc. (b)	249,814	48,526,369
Equinix, Inc.	31,657	20,799,282
Welltower, Inc. (b)	232,493	19,145,799
Weyerhaeuser Co.	1,421,325	47,074,284

		135,545,734

Food & Staples Retailing—1.9%
Walmart, Inc.	419,169	50,962,567

Food Products—2.4%
Bunge, Ltd. (b)	107,488	9,748,087
Conagra Brands, Inc.	1,436,522	49,186,513
Tyson Foods, Inc. - Class A	64,156	5,521,265

		64,455,865

Health Care Equipment & Supplies—6.1%
Becton Dickinson & Co.	236,582	58,324,561
Hologic, Inc. (a)	324,784	22,507,531
Medtronic plc	461,503	41,419,894
Zimmer Biomet Holdings, Inc. (b)	402,693	42,306,927

		164,558,913

Health Care Providers & Services—4.9%
Cigna Corp.	190,843	50,290,947
CVS Health Corp.	256,348	23,753,206
Elevance Health, Inc.	119,536	57,685,683

		131,729,836

Hotels, Restaurants & Leisure—0.6%
Las Vegas Sands Corp. (a) (b)	478,591	16,075,872

Household Products—1.6%
Kimberly-Clark Corp.	318,213	43,006,487

Industrial Conglomerates—3.5%
General Electric Co.	1,083,422	68,981,479
Siemens AG (ADR)	469,568	23,985,533

		92,967,012

Insurance—4.3%
American International Group, Inc.	1,073,283	54,876,960
Chubb, Ltd.	309,923	60,924,663

		115,801,623

Interactive Media & Services—1.1%
Alphabet, Inc. - Class C (a)	10,403	22,756,042
Meta Platforms, Inc. - Class A (a)	47,000	7,578,750

		30,334,792

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—1.8%
Fiserv, Inc. (a) (b)	560,269	$49,847,133

Life Sciences Tools & Services—0.8%
Thermo Fisher Scientific, Inc.	40,676	22,098,457

Machinery—1.9%
Cummins, Inc.	218,004	42,190,314
Illinois Tool Works, Inc.	46,319	8,441,638

		50,631,952

Media—2.2%
Comcast Corp. - Class A	662,470	25,995,323
News Corp. - Class A	2,147,498	33,458,019

		59,453,342

Multi-Utilities—3.2%
Ameren Corp. (b)	362,182	32,726,765
Sempra Energy	360,233	54,132,213

		86,858,978

Multiline Retail—0.4%
Kohl’s Corp. (b)	302,977	10,813,249

Oil, Gas & Consumable Fuels—7.1%
ConocoPhillips	398,191	35,761,533
Exxon Mobil Corp.	426,720	36,544,301
TC Energy Corp. (b)	695,438	36,030,643
TotalEnergies SE (ADR) (b)	1,560,231	82,130,560

		190,467,037

Pharmaceuticals—7.0%
Bristol-Myers Squibb Co. (b)	414,741	31,935,057
Elanco Animal Health, Inc. (a)	755,195	14,824,478
Johnson & Johnson	375,014	66,568,735
Merck & Co., Inc.	453,628	41,357,265
Pfizer, Inc.	620,582	32,537,114

		187,222,649

Semiconductors & Semiconductor Equipment—4.2%
Applied Materials, Inc.	114,336	10,402,289
NXP Semiconductors NV	56,975	8,434,009
QUALCOMM, Inc.	502,255	64,158,054
Texas Instruments, Inc. (b)	197,438	30,336,349

		113,330,701

Software—2.3%
Citrix Systems, Inc. (b)	222,251	21,596,130
Microsoft Corp.	152,497	39,165,804

		60,761,934

Specialty Retail—2.1%
Best Buy Co., Inc. (b)	240,000	15,645,600
TJX Cos., Inc. (The) (b)	716,992	40,044,003

		55,689,603

Tobacco—1.5%
Philip Morris International, Inc.	405,161	40,005,597

Total Common Stocks (Cost $2,302,033,997)		2,616,873,595

Convertible Preferred Stocks—0.7%

Electric Utilities—0.4%
Southern Co. (The) 6.750%, 08/01/22	211,505	11,205,535

Health Care Equipment & Supplies—0.3%
Becton Dickinson and Co. 6.000%, 06/01/23 (b)	137,731	6,812,175

Pharmaceuticals—0.0%
Elanco Animal Health, Inc. 5.000%, 02/01/23	19,833	635,449

Total Convertible Preferred Stocks (Cost $18,480,922)		18,653,159

Short-Term Investment—1.9%

Mutual Funds — 1.9%
T. Rowe Price Treasury Reserve Fund (c)	51,688,743	51,688,743

Total Short-Term Investments (Cost $51,688,743)		51,688,743

Securities Lending Reinvestments (d)—4.0%

Certificates of Deposit—1.0%
Bank of Montreal (Chicago) 2.040%, FEDEFF PRV + 0.460%, 03/02/23 (e)	3,000,000	3,000,185
Bank of Nova Scotia 1.960%, FEDEFF PRV + 0.380%, 01/06/23 (e)	2,000,000	2,000,308
BNP Paribas S.A. 1.730%, SOFR + 0.220%, 11/17/22 (e)	1,000,000	998,761
Canadian Imperial Bank of Commerce (NY) 2.010%, SOFR + 0.500%, 03/03/23 (e)	3,000,000	2,999,215
Commonwealth Bank of Australia 1.910%, SOFR + 0.400%, 11/25/22 (e)	1,000,000	999,959
Cooperatieve Rabobank UA 2.080%, SOFR + 0.570%, 09/19/22 (e)	2,000,000	2,000,000
Credit Industriel et Commercial 1.890%, SOFR + 0.380%, 10/25/22 (e)	1,000,000	999,935
Goldman Sachs Bank USA 1.710%, SOFR + 0.190%, 09/02/22 (e)	2,000,000	1,999,572
Norinchukin Bank 1.790%, SOFR + 0.280%, 08/16/22 (e)	1,000,000	999,935
1.810%, SOFR + 0.300%, 07/14/22 (e)	2,000,000	2,000,000
Royal Bank of Canada 1.760%, SOFR + 0.250%, 01/11/23 (e)	2,000,000	1,997,756
Standard Chartered Bank (NY) 1.700%, SOFR + 0.190%, 08/25/22 (e)	1,000,000	999,672
Svenska Handelsbanken AB 1.870%, SOFR + 0.350%, 10/13/22 (e)	2,000,000	1,999,942
Westpac Banking Corp. 1.740%, SOFR + 0.230%, 02/17/23 (e)	3,000,000	2,995,776

		25,991,016

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—0.2%
Liberty Street Funding LLC 1.550%, 07/01/22	3,000,000	$2,999,856
Macquarie Bank Ltd. 1.750%, SOFR + 0.230%, 08/04/22 (e)	1,000,000	999,981
UBS AG 2.090%, SOFR + 0.570%, 03/23/23 (e)	2,000,000	2,000,000

		5,999,837

Repurchase Agreements—1.6%
Cantor Fitzgerald & Co. Repurchase Agreement dated 06/30/22 at 1.550%, due on 07/01/22 with a maturity value of $5,000,215; collateralized by U.S. Government Agency Obligations with rates ranging from 0.295% - 8.000%, maturity dates ranging from 09/15/22 - 02/20/72, and an aggregate market value of $5,100,000.	5,000,000	5,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 06/30/22 at 1.870%, due on 08/04/22 with a maturity value of $5,009,090; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 3.375%, maturity dates ranging from 08/15/48 - 11/15/50, and various Common Stock with an aggregate market value of $5,101,721.	5,000,000	5,000,000
Repurchase Agreement dated 06/30/22 at 1.870%, due on 08/04/22 with a maturity value of $2,003,636; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.875%, maturity dates ranging from 09/30/26 - 02/15/48, and various Common Stock with an aggregate market value of $2,040,104.	2,000,000	2,000,000
National Bank Financial, Inc. Repurchase Agreement dated 06/30/22 at 1.570%, due on 07/01/22 with a maturity value of $15,000,654; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.375%, maturity dates ranging from 09/22/22 - 11/15/48, and an aggregate market value of $15,321,051.	15,000,000	15,000,000
National Bank of Canada Repurchase Agreement dated 06/30/22 at 1.570%, due on 07/07/22 with a maturity value of $2,200,672; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.375%, maturity dates ranging from 07/31/22 - 08/15/51, and an aggregate market value of $2,247,087.	2,200,000	2,200,000
Natwest Markets Securities, Inc. Repurchase Agreement dated 06/30/22 at 1.480%, due on 07/01/22 with a maturity value of $12,095,227; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 07/05/22 - 11/15/49, and an aggregate market value of $12,337,132.	12,094,730	12,094,730
Societe Generale Repurchase Agreement dated 06/30/22 at 1.500%, due on 07/01/22 with a maturity value of $600,025; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 01/31/23 - 02/15/32, and an aggregate market value of $612,230.	600,000	600,000
Repurchase Agreement dated 06/30/22 at 1.620%, due on 07/01/22 with a maturity value of $1,100,050; collateralized by various Common Stock with an aggregate market value of $1,222,509.	1,100,000	1,100,000

		42,994,730

Time Deposits—0.4%
Credit Agricole Corp. & Investment Bank (NY) 1.560%, 07/01/22	3,000,000	3,000,000
First Abu Dhabi Bank USA NV 1.570%, 07/01/22	4,000,000	4,000,000
National Bank of Canada 1.620%, OBFR + 0.050%, 07/07/22 (e)	3,000,000	3,000,000

		10,000,000

Mutual Funds—0.8%
BlackRock Liquidity Funds FedFund, Institutional Shares 1.320% (f)	5,000,000	5,000,000
HSBC U.S. Government Money Market Fund, Class I 1.470% (f)	10,000,000	10,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.430% (f)	1,000,000	1,000,000
STIT-Government & Agency Portfolio, Institutional Class 1.380% (f)	5,000,000	5,000,000

		21,000,000

Total Securities Lending Reinvestments (Cost $105,994,730)		105,985,583

Total Investments—103.8% (Cost $2,478,198,392)		2,793,201,080
Other assets and liabilities (net)—(3.8)%		(102,406,321)

Net Assets—100.0%		$2,690,794,759

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of June 30, 2022, the market value of securities loaned was $103,108,551 and the collateral received consisted of cash in the amount of $105,994,601. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Affiliated Issuer. (See Note 6 of the Notes to Financial Statements for a summary of transactions in securities of affiliated issuers.)
(d)	Represents investment of cash collateral received from securities on loan as of June 30, 2022.
(e)	Variable or floating rate security. The stated rate represents the rate at June 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(f)	The rate shown represents the annualized seven-day yield as of June 30, 2022.

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$2,616,873,595	$—	$—	$2,616,873,595
Total Convertible Preferred Stocks*	18,653,159	—	—	18,653,159
Total Short-Term Investment*	51,688,743	—	—	51,688,743
Securities Lending Reinvestments
Certificates of Deposit	—	25,991,016	—	25,991,016
Commercial Paper	—	5,999,837	—	5,999,837
Repurchase Agreements	—	42,994,730	—	42,994,730
Time Deposits	—	10,000,000	—	10,000,000
Mutual Funds	21,000,000	—	—	21,000,000
Total Securities Lending Reinvestments	21,000,000	84,985,583	—	105,985,583
Total Investments	$2,708,215,497	$84,985,583	$—	$2,793,201,080

Collateral for Securities Loaned (Liability)	$—	$(105,994,601)	$—	$(105,994,601)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets
Investments at value (a) (b)	$2,741,512,337
Affiliated investments at value (c)	51,688,743
Cash	1,402,251
Receivable for:
Investments sold	2,756,225
Fund shares sold	546,696
Dividends	5,720,676
Dividends on affiliated investments	36,093

Total Assets	2,803,663,021
Liabilities
Collateral for securities loaned	105,994,601
Payables for:
Investments purchased	3,987,779
Affiliated investments purchased	44,464
Fund shares redeemed	1,018,942
Accrued Expenses:
Management fees	1,123,082
Distribution and service fees	233,097
Deferred trustees’ fees	167,433
Other expenses	298,864

Total Liabilities	112,868,262

Net Assets	$2,690,794,759

Net Assets Consist of:
Paid in surplus	$2,110,552,057
Distributable earnings (Accumulated losses)	580,242,702

Net Assets	$2,690,794,759

Net Assets
Class A	$1,457,412,868
Class B	922,198,316
Class E	311,183,575
Capital Shares Outstanding*
Class A	53,593,452
Class B	34,302,370
Class E	11,511,964
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$27.19
Class B	26.88
Class E	27.03

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $2,426,509,649.
(b)	Includes securities loaned at value of $103,108,551.
(c)	Identified cost of affiliated investments was $51,688,743.

Statement of Operations

Six Months Ended June 30, 2022 (Unaudited)

Investment Income
Dividends (a)	$36,117,019
Dividends from affiliated investments	88,587
Securities lending income	112,946

Total investment income	36,318,552
Expenses
Management fees	8,645,436
Administration fees	58,938
Custodian and accounting fees	80,242
Distribution and service fees—Class B	1,277,336
Distribution and service fees—Class E	262,594
Audit and tax services	22,267
Legal	20,427
Shareholder reporting	35,718
Insurance	11,916
Miscellaneous (b)	9,853

Total expenses	10,424,727
Less management fee waiver	(1,183,862)

Net expenses	9,240,865

Net Investment Income	27,077,687

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	249,122,370
Foreign currency transactions	(2,334)

Net realized gain (loss)	249,120,036

Net change in unrealized appreciation (depreciation) on:
Investments	(583,779,292)
Foreign currency transactions	(10,868)

Net change in unrealized appreciation (depreciation)	(583,790,160)

Net realized and unrealized gain (loss)	(334,670,124)

Net Increase (Decrease) in Net Assets From Operations	$(307,592,437)

(a)	Net of foreign withholding taxes of $596,653.
(b)	Includes $19,894 in Trustees’ fees and expenses and $21,639 in deferred Trustee compensation losses.

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$27,077,687	$52,395,998
Net realized gain (loss)	249,120,036	353,453,836
Net change in unrealized appreciation (depreciation)	(583,790,160)	362,908,583

Increase (decrease) in net assets from operations	(307,592,437)	768,758,417

From Distributions to Shareholders
Class A	(218,363,299)	(39,677,794)
Class B	(136,983,911)	(20,601,813)
Class E	(46,504,521)	(7,578,725)

Total distributions	(401,851,731)	(67,858,332)

Increase (decrease) in net assets from capital share transactions	107,979,165	(563,235,165)

Total increase (decrease) in net assets	(601,465,003)	137,664,920

Net Assets
Beginning of period	3,292,259,762	3,154,594,842

End of period	$2,690,794,759	$3,292,259,762

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Value	Shares	Value
Class A
Sales	92,635	$3,161,656	278,785	$9,364,420
Reinvestments	8,048,776	218,363,299	1,182,647	39,677,794
Redemptions	(6,255,910)	(219,181,187)	(14,812,338)	(490,457,931)

Net increase (decrease)	1,885,501	$2,343,768	(13,350,906)	$(441,415,717)

Class B
Sales	1,334,109	$45,236,003	2,679,471	$88,367,794
Reinvestments	5,107,528	136,983,911	620,163	20,601,813
Redemptions	(2,803,614)	(95,758,273)	(5,625,338)	(184,237,002)

Net increase (decrease)	3,638,023	$86,461,641	(2,325,704)	$(75,267,395)

Class E
Sales	86,562	$2,831,669	721,438	$24,272,999
Reinvestments	1,724,306	46,504,521	227,112	7,578,725
Redemptions	(885,696)	(30,162,434)	(2,363,712)	(78,403,777)

Net increase (decrease)	925,172	$19,173,756	(1,415,162)	$(46,552,053)

Increase (decrease) derived from capital shares transactions		$107,979,165		$(563,235,165)

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$35.57		$28.77	$31.29	$28.64	$35.45	$33.81

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.32		0.56	0.64	0.74	0.71	0.69
Net realized and unrealized gain (loss)	(3.93)		6.96	(0.35)	6.42	(3.50)	4.78

Total income (loss) from investment operations	(3.61)		7.52	0.29	7.16	(2.79)	5.47

Less Distributions
Distributions from net investment income	(0.62)		(0.68)	(0.71)	(0.75)	(0.71)	(0.80)
Distributions from net realized capital gains	(4.15)		(0.04)	(2.10)	(3.76)	(3.31)	(3.03)

Total distributions	(4.77)		(0.72)	(2.81)	(4.51)	(4.02)	(3.83)

Net Asset Value, End of Period	$27.19		$35.57	$28.77	$31.29	$28.64	$35.45

Total Return (%) (b)	(10.11	)(c)	26.30	3.15	26.81	(8.95)	17.27

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.59	(d)	0.59	0.59	0.59	0.59	0.59
Net ratio of expenses to average net assets (%) (e) (f)	0.51	(d)	0.51	0.52	0.52	0.54	0.54
Ratio of net investment income (loss) to average net assets (%)	1.88	(d)	1.68	2.48	2.44	2.12	2.02
Portfolio turnover rate (%)	15	(c)	16	30	19	20	32
Net assets, end of period (in millions)	$1,457.4		$1,839.4	$1,871.9	$1,829.4	$1,654.3	$2,224.4

	Class B
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$35.17		$28.47	$30.99	$28.39	$35.16	$33.57

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.28		0.47	0.57	0.66	0.62	0.60
Net realized and unrealized gain (loss)	(3.88)		6.89	(0.35)	6.37	(3.46)	4.74

Total income (loss) from investment operations	(3.60)		7.36	0.22	7.03	(2.84)	5.34

Less Distributions
Distributions from net investment income	(0.54)		(0.62)	(0.64)	(0.67)	(0.62)	(0.72)
Distributions from net realized capital gains	(4.15)		(0.04)	(2.10)	(3.76)	(3.31)	(3.03)

Total distributions	(4.69)		(0.66)	(2.74)	(4.43)	(3.93)	(3.75)

Net Asset Value, End of Period	$26.88		$35.17	$28.47	$30.99	$28.39	$35.16

Total Return (%) (b)	(10.23	)(c)	25.98	2.87	26.52	(9.16)	16.95

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.84	(d)	0.84	0.84	0.84	0.84	0.84
Net ratio of expenses to average net assets (%) (e) (f)	0.76	(d)	0.76	0.77	0.77	0.79	0.79
Ratio of net investment income (loss) to average net assets (%)	1.65	(d)	1.44	2.23	2.19	1.89	1.77
Portfolio turnover rate (%)	15	(c)	16	30	19	20	32
Net assets, end of period (in millions)	$922.2		$1,078.6	$939.3	$940.1	$819.3	$1,000.3

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$35.36		$28.61	$31.12	$28.50	$35.28	$33.67

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.30		0.51	0.60	0.69	0.66	0.64
Net realized and unrealized gain (loss)	(3.91)		6.92	(0.35)	6.39	(3.48)	4.75

Total income (loss) from investment operations	(3.61)		7.43	0.25	7.08	(2.82)	5.39

Less Distributions
Distributions from net investment income	(0.57)		(0.64)	(0.66)	(0.70)	(0.65)	(0.75)
Distributions from net realized capital gains	(4.15)		(0.04)	(2.10)	(3.76)	(3.31)	(3.03)

Total distributions	(4.72)		(0.68)	(2.76)	(4.46)	(3.96)	(3.78)

Net Asset Value, End of Period	$27.03		$35.36	$28.61	$31.12	$28.50	$35.28

Total Return (%) (b)	(10.19	)(c)	26.12	3.00	26.62	(9.06)	17.07

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.74	(d)	0.74	0.74	0.74	0.74	0.74
Net ratio of expenses to average net assets (%) (e) (f)	0.66	(d)	0.66	0.67	0.67	0.69	0.69
Ratio of net investment income (loss) to average net assets (%)	1.74	(d)	1.53	2.33	2.29	1.98	1.87
Portfolio turnover rate (%)	15	(c)	16	30	19	20	32
Net assets, end of period (in millions)	$311.2		$374.3	$343.4	$366.7	$334.5	$427.7

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
(f)	The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.02% for the six months ended June 30, 2022 and each of the years ended December 31, 2021 through 2017. (see Note 5 of the Notes to Financial Statements).

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Notes to Financial Statements—June 30, 2022 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-four series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is T. Rowe Price Large Cap Value Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A, B and E shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2022 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946- Financial Services- Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued in reference to similar instruments traded on active markets are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from third-party pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost

BHFTI-13

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

In December 2020, the Securities and Exchange Commission adopted Rule 2a-5, Good Faith Determinations of Fair Value, under the 1940 Act, which is intended to address valuation practices and the role of the board of directors with respect to the fair value of the investments of a registered investment company. Among other things, Rule 2a-5 will permit the Portfolio’s Board to designate the Portfolio’s primary investment adviser to perform the Portfolio’s fair value determinations, which will be subject to the Board’s oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the investment adviser’s fair value determinations. Compliance with Rule 2a-5 will be required beginning in September 2022. The Portfolio’s valuation policies and related practices may be impacted as the Portfolio comes into compliance with Rule 2a-5.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization

BHFTI-14

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed. As of June 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2022, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $42,994,730, which is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2022.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur, any interest earned, and any dividends declared during the term of the loan, would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio generally receives cash, U.S. Government securities, letters of credit, or other collateral deemed appropriate by the Adviser. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, including repurchase agreements with respect to equity securities, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. The value of the securities on loan may change each business day. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2022 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2022 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2022.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

BHFTI-15

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.

	Remaining Contractual Maturity of the Agreements As of June 30, 2022
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(99,658,055)	$—	$—	$—	$(99,658,055)
Convertible Preferred Stocks	(6,336,546)	—	—	—	(6,336,546)
Total Borrowings	$(105,994,601)	$—	$—	$—	$(105,994,601)
Gross amount of recognized liabilities for securities lending transactions					$(105,994,601)

3. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the COVID-19 pandemic. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The COVID-19 pandemic has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this pandemic, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. At this time, it is still not possible to estimate the severity or duration of the COVID-19 pandemic, including the severity, duration and frequency of any additional “waves” or emerging variants of COVID-19. It is also still not possible to estimate the duration or frequency of the utilization of any therapeutic treatments and vaccines for COVID-19 or variants thereof. It is likewise still not possible to predict or estimate the longer-term effects of the COVID-19 pandemic, or any actions taken to contain or address the pandemic, on the Portfolios, the financial markets, and economy at large. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

In late February 2022, Russian military forces invaded Ukraine, significantly amplifying already existing geopolitical tensions among Russia, Ukraine, Europe, NATO, and the West. Russia’s invasion, the responses of countries and political bodies to Russia’s actions, and the potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities such as oil and natural gas. Following Russia’s actions, various countries, including the U.S., Canada, the United Kingdom, Germany, and France, as well as the European Union, issued broad-ranging economic sanctions against Russia. Sanctions threatened or imposed by these jurisdictions, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or the Portfolio. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Portfolio. Sanctions, or the threat of new or modified sanctions, could impair the ability of the Portfolio to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Portfolio, even if the Portfolio does not have direct exposure to securities of Russian issuers.

BHFTI-16

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, which is the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In 2017, the UK Financial Conduct Authority (FCA) announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. dollar LIBOR and the Sterling Overnight Interbank Average Rate for GBP LIBOR). Various financial industry groups have been planning for the transition away from LIBOR and markets are developing in response to these new rates, but there are concerns around liquidity of the new rates and obstacles to converting certain securities and transactions to new rates. Neither the effect of the transition process nor its ultimate success can yet be known. The transition away from and eventual elimination of LIBOR may adversely affect the interest rates on, and liquidity and value of, certain assets and liabilities of the Portfolio that are tied to LIBOR. These may include bank loans, floating rate securities, structured securities (including asset-backed and mortgage-backed securities), other debt securities, derivatives, and financing transactions tied to LIBOR, particularly insofar as the documentation governing such instruments does not include “fall back” provisions addressing the transition from LIBOR. The effect of any changes to, or discontinuation of, LIBOR on the Portfolio will vary depending on, among other things (1) existing fallback or termination provisions in individual contracts and (2) the extent to which industry participants adopt new reference rates and fallbacks for both legacy and new products and instruments. The Subadviser may have discretion to determine a successor or substitute reference rate, including any price or other adjustments to account for differences between the successor or substitute reference rate and previous rate. Such successor or substitute reference rate and any adjustments selected may negatively impact the Portfolio’s investments, performance or financial condition, and may expose the Portfolio to additional tax, accounting and regulatory risks. The transition away from LIBOR may affect the value, liquidity or return on certain Portfolio investments and may result in costs incurred in connection with closing out positions and entering into new trades, adversely impacting the Portfolio’s overall financial condition or results of operations. It is difficult to predict the full impact of the transition away from LIBOR and the adoption of alternative reference rates on the Portfolio.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2022 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$444,173,870	$0	$723,420,761

BHFTI-17

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the annual rate of 0.570% of average daily net assets, provided the assets exceed $1 billion. Fees earned by Brighthouse Investment Advisers with respect to the Portfolio for the six months ended June 30, 2022, were $8,645,436.

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. T. Rowe Price Associates, Inc. (the “Subadviser”) is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, the Adviser has agreed for the period April 29, 2022 to April 30, 2023, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio at the annual rate of 0.055% on all assets when average daily net assets exceed $2 billion to below $3 billion. When average daily net assets exceed $3 billion to below $4 billion, the advisory fees are reduced at the annual rate of 0.060% on all assets.

An identical agreement was in place for the period April 30, 2021 to April 29, 2022. Amounts waived for the six months June 30, 2022 amounted to $885,498 and are included in the total amount shown as management fee waivers in the Statement of Operations.

The Subadviser has agreed to a voluntary subadvisory fee waiver that applies if (i) assets under management by the Subadviser for the Trust and Brighthouse Funds Trust II (“BHFTII”) in the aggregate exceed $750 million (ii) the Subadviser subadvises three or more portfolios of the Trust and BHFTII in the aggregate, and (iii) at least one of those portfolios is a large cap domestic equity portfolio.

If the aforementioned conditions are met, the Subadviser will waive its subadvisory fee paid by Brighthouse Investment Advisers by 5% for combined Trust and BHFTII average daily net assets over $750 million, 7.5% for the next $1.5 billion of combined assets, and 10% for amounts over $3 billion. Brighthouse Investment Advisers has voluntarily agreed to reduce its advisory fee for the Portfolio by the amount waived (if any) by T. Rowe Price for the Portfolio pursuant to this voluntary subadvisory fee waiver. Because these fee waivers are voluntary, and not contractual, they may be discontinued by T. Rowe Price and Brighthouse Investment Advisers at any time. Amounts voluntarily waived for the six months ended June 30, 2022 amounted to $298,364 and are included in the total amount shown as management fee waivers in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2022 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. During the six months ended June 30, 2022, deferred compensation losses exceeded accrued Trustees’ fees and expenses. As such, changes in the value of participants’ deferral accounts in excess of the Trustees’ fees and expenses are reflected as a component of Miscellaneous expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

BHFTI-18

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

6. Transactions in Securities of Affiliated Issuers

A summary of the Portfolio’s transactions in the securities of affiliated issuers during the six months ended June 30, 2022 is as follows:

Security Description	Market Value December 31, 2021	Purchases	Sales	Ending Value as of June 30, 2022	Income earned from affiliates during the period	Number of shares held June 30, 2022
T. Rowe Price Treasury Reserve Fund	$47,144,467	$238,982,593	$(234,438,317)	$51,688,743	$88,587	51,688,743

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2022 was as follows:

Cost basis of investments	$2,489,033,043

Gross unrealized appreciation	442,608,901
Gross unrealized (depreciation)	(138,440,864)

Net unrealized appreciation (depreciation)	$304,168,037

The tax character of distributions paid for the years ended December 31, 2021 and 2020 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2021	2020	2021	2020	2021	2020
$64,155,551	$75,501,985	$3,702,781	$207,833,777	$67,858,332	$283,335,762

As of December 31, 2021, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation (Depreciation)	Accumulated Capital Losses	Total
$77,997,231	$323,929,196	$887,947,324	$—	$1,289,873,751

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2021, the Portfolio had no accumulated capital losses.

9. Recent Accounting Pronouncement

In January 2021, the FASB issued Accounting Standards Update No. 2021-01 (“ASU 2021-01”), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, as regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective through December 31, 2022, for all entities. The expedients and exceptions provided by the amendments do not apply to contract modifications and hedging relationships entered into or evaluated after December 31, 2022, except for hedging transactions as of December 31, 2022, that an entity has elected certain optional expedients for and that are retained through the end of the hedging relationship. Management expects that the adoption of the guidance will not have a material impact on the Portfolio’s financial statements.

BHFTI-19

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

For the period April 1, 2021 through March 31, 2022, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-20

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Managed by T. Rowe Price Investment Management, Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2022, the Class A, B and E shares of the T. Rowe Price Mid Cap Growth Portfolio returned -25.41%, -25.53%, and -25.50%, respectively. The Portfolio’s benchmark, the Russell Midcap Growth Index¹, returned -31.00%.

MARKET ENVIRONMENT/CONDITIONS

Major U.S. stock indexes declined considerably in the first half of 2022. Investors shunned riskier assets in response to Russia’s invasion of Ukraine, elevated inflation exacerbated by rising commodity prices, and Federal Reserve interest rate increases starting in mid-March 2022. Investors were also concerned about inflation’s impact on consumer spending and corporate profits, particularly as some high-profile companies and major retailers disappointed with their financial results or projections.

After reaching an all-time high on January 3, 2022, the Standard & Poor’s (“S&P”) 500 Index finished the period down 19.96%, the worst first half of a calendar year for the index since 1970. Double-digit losses were common in equity markets around the globe; however, bond investors also faced a historically tough environment amid a sharp rise in interest rates.

Value shares outperformed growth stocks as equity investors turned risk averse and rising rates put downward pressure on growth stock valuations. Within the S&P 500 Index, the Energy sector was the only bright spot, gaining more than 30% as oil prices jumped in response to Russia’s invasion of Ukraine and the ensuing commodity supply crunch. Typically, defensive sectors, such as Utilities, Consumer Staples, and Health Care, finished in negative territory but held up relatively well. The Consumer Discretionary, Communication Services, and Information Technology (“IT”) sectors were the weakest performers. Shares of some major retailers fell sharply following earnings misses driven in part by overstocked inventories.

Inflation remained the leading concern for investors throughout the period. Despite hopes in 2021 that the problem was transitory, and later expectations that inflation would peak in the spring, headline consumer prices continued to grind higher throughout the first half of 2022. The war in Ukraine exacerbated already existing supply chain problems, and other factors, such as the impact of the fiscal and monetary stimulus enacted during the COVID-19 pandemic and strong consumer demand, also pushed prices higher. The May Consumer Price Index report (the last to be issued during our reporting period) showed prices increasing 8.6% over the 12-month period, the largest jump since late 1981.

In response, the Federal Reserve (the “Fed”), which at the end of 2021 had forecast that only three 25-basis point (0.25 percentage point) rate hikes would be necessary in all of 2022, rapidly shifted in a hawkish direction and executed three rate increases in the first six months of the year. The policy moves included hikes of 25, 50, and 75 basis points—the largest single increase since 1994—increasing the central bank’s short-term lending benchmark from near zero to a target range of 1.50% to 1.75% by the end of June. In addition, the Fed ended the purchases of Treasuries and Agency Mortgage-Backed securities that it had begun to support the economy early in the COVID-19 pandemic and started reducing its balance sheet in June 2022.

PORTFOLIO REVIEW/ PERIOD END POSITIONING

For the six months ended June 30, 2022, the Portfolio outperformed the Russell Midcap Growth Index. Stock selection and sector allocation were both the drivers for the Portfolio’s outperformance.

Stock selection within Health Care was the primary contributor to relative performance. Hologic, a medical technology company focused on women’s health, makes screening, detection, and treatment products. Shares declined but held up better than sector peers, while the company exhibited broad-based strength during the period, even as the sale of COVID-19 assays declined year over year. Positive forward guidance also boosted investor sentiment. We have a favorable long-term view of the company. We believe COVID- 19 testing has accelerated the placement of Hologic’s diagnostic testing machines in many medical facilities, enabling the processing of the company’s other diagnostic offerings as well.

The Industrials sector also boosted relative performance due to strong stock choices. BWX Technologies is a manufacturer of naval nuclear reactors for U.S. submarines and aircraft carriers. Shares climbed higher on solid quarterly results and the announcement of an acquisition that we believe should enhance its core marine propulsion business. The company was awarded two lucrative contracts in the period: one with the U.S. Navy and another with the U.S. Department of Defense.

In IT, stock selection and an underweight allocation both boosted relative returns. FleetCor is a global provider of specialized payment products, and shares, while down in the period, held up better than its technology peers. The company posted strong topline results in its most recent quarterly results, and we are encouraged by a strong fundamental backdrop for the company. We have a favorable view of the management team and believe that, despite some short-term headwinds, FleetCor should continue to gain share in their large addressable market.

Our underweight allocation to Energy sector detracted from relative results. Energy stocks produced significant gains during the period, surging with oil and natural gas prices, as many nations sanctioned Russia and made efforts to reduce reliance on Russian energy exports because of its invasion of Ukraine.

Stock selection in the Consumer Staples sector also detracted from relative performance, although an overweight allocation partially offset the impact. Boston Beer is a leading U.S. craft brewer, with over

BHFTI-1

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Managed by T. Rowe Price Investment Management, Inc.

Portfolio Manager Commentary*—(Continued)

50 beers under the Samuel Adams brand name, flavored malt beverages under the Twisted Tea brand name, hard cider beverages under the Angry Orchard brand name, and hard seltzer under the newer Truly brand name. The company was a strong performer in the first half of 2021 and challenging comparisons amid a deceleration in hard seltzer sales weighed on shares. We remain confident in Boston Beer’s management and the culture of innovation they’ve instilled in the company.

At the end of the period, relative to the benchmark, the Portfolio’s largest underweight was in the IT sector. It was also underweight to the Communication Services, Real Estate, Utilities, Consumer Discretionary, Consumer Staples, and Energy sectors. Conversely, the most significant overweight was in the Health Care sector. The Portfolio also had overweight positions in the Industrials, Materials, and Financials sectors. Portfolio positioning decisions are driven primarily by bottom-up stock selection informed by rigorous internal research at the individual company level.

Brian W. H. Berghuis

Portfolio Manager

T. Rowe Price Investment Management, Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The Russell Midcap Growth Index is an unmanaged measure of performance of those Russell Midcap companies (the 800 smallest companies in the Russell 1000 Index) with higher price-to-book ratios and higher forecasted growth values.

BHFTI-2

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

A $10,000 INVESTMENT COMPARED TO THE RUSSELL MIDCAP GROWTH INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2022

	6 Month	1 Year	5 Year	10 Year
T. Rowe Price Mid Cap Growth Portfolio
Class A	-25.41	-21.89	8.42	12.37
Class B	-25.53	-22.04	8.15	12.09
Class E	-25.50	-22.01	8.25	12.20
Russell Midcap Growth Index	-31.00	-29.57	8.88	11.51

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2022

Top Holdings

% of Net Assets
Hologic, Inc.	3.0
Catalent, Inc.	2.7
Textron, Inc.	2.6
Microchip Technology, Inc.	2.4
Ball Corp.	2.2
Ingersoll Rand, Inc.	2.1
Agilent Technologies, Inc.	2.0
Teleflex, Inc.	2.0
Fortinet, Inc.	1.7
Marvell Technology, Inc.	1.7

Top Sectors

% of Net Assets
Health Care	26.8
Information Technology	21.5
Industrials	15.8
Consumer Discretionary	12.6
Financials	6.1
Materials	6.0
Consumer Staples	2.5
Communication Services	2.1
Energy	1.8

BHFTI-3

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2022 through June 30, 2022.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

T. Rowe Price Mid Cap Growth Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period** January 1, 2022 to June 30, 2022
Class A (a)	Actual	0.67%	$1,000.00	$745.90	$2.90
	Hypothetical*	0.67%	$1,000.00	$1,021.47	$3.36

Class B (a)	Actual	0.92%	$1,000.00	$744.70	$3.98
	Hypothetical*	0.92%	$1,000.00	$1,020.23	$4.61

Class E (a)	Actual	0.82%	$1,000.00	$745.00	$3.55
	Hypothetical*	0.82%	$1,000.00	$1,020.73	$4.11

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 5 of the Notes to Financial Statements.

BHFTI-4

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—94.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.3%
BWX Technologies, Inc. (a)	172,000	$9,475,480
Textron, Inc.	531,700	32,470,919

		41,946,399

Airlines—1.0%
Southwest Airlines Co. (a) (b)	363,800	13,140,456

Automobiles—0.4%
Rivian Automotive, Inc. - Class A (a) (b)	184,205	4,741,437

Beverages—0.4%
Boston Beer Co., Inc. (The) - Class A (a) (b)	17,287	5,237,443

Biotechnology—4.3%
Alkermes plc (b)	103,200	3,074,328
Alnylam Pharmaceuticals, Inc. (a) (b)	74,800	10,909,580
Apellis Pharmaceuticals, Inc. (a) (b)	34,540	1,561,899
Argenx SE (ADR) (b)	29,485	11,171,277
CRISPR Therapeutics AG (a) (b)	18,383	1,117,135
Exact Sciences Corp. (a) (b)	68,000	2,678,520
Exelixis, Inc. (a) (b)	105,500	2,196,510
Ionis Pharmaceuticals, Inc. (a) (b)	193,300	7,155,966
Neurocrine Biosciences, Inc. (b)	57,600	5,614,848
Seagen, Inc. (b)	34,500	6,104,430
Ultragenyx Pharmaceutical, Inc. (a) (b)	34,500	2,058,270

		53,642,763

Capital Markets—3.7%
Cboe Global Markets, Inc.	80,300	9,089,157
KKR & Co., Inc.	302,000	13,979,580
MarketAxess Holdings, Inc.	21,300	5,453,013
Raymond James Financial, Inc. (a)	45,900	4,103,919
Tradeweb Markets, Inc. - Class A (a)	204,800	13,977,600

		46,603,269

Chemicals—0.7%
RPM International, Inc. (a)	113,700	8,950,464

Commercial Services & Supplies—0.5%
Waste Connections, Inc.	45,900	5,689,764

Construction Materials—0.9%
Martin Marietta Materials, Inc.	39,838	11,921,123

Containers & Packaging—4.4%
Avery Dennison Corp.	86,300	13,969,381
Ball Corp. (a)	396,986	27,300,727
Sealed Air Corp. (a)	242,800	14,014,416

		55,284,524

Diversified Consumer Services—1.0%
Bright Horizons Family Solutions, Inc. (b)	78,000	6,592,560
Terminix Global Holdings, Inc. (a) (b)	145,700	5,922,705

		12,515,265

Electrical Equipment—0.1%
Shoals Technologies Group, Inc. - Class A (a) (b)	114,800	1,891,904

Electronic Equipment, Instruments & Components—3.6%
Amphenol Corp. - Class A	124,400	8,008,872
Cognex Corp.	103,600	4,405,072
Corning, Inc. (a)	206,400	6,503,664
Keysight Technologies, Inc. (b)	118,200	16,293,870
Littelfuse, Inc. (a)	9,700	2,464,188
National Instruments Corp. (a)	229,300	7,161,039

		44,836,705

Entertainment—1.6%
Liberty Media Corp.-Liberty Formula One - Class C (a) (b)	198,100	12,573,407
Playtika Holding Corp. (a) (b)	136,600	1,808,584
Spotify Technology S.A. (b)	62,200	5,836,226

		20,218,217

Food & Staples Retailing—1.0%
Casey’s General Stores, Inc. (a)	71,100	13,152,078

Food Products—0.4%
TreeHouse Foods, Inc. (a) (b)	127,349	5,325,735

Health Care Equipment & Supplies—9.4%
Alcon, Inc.	143,600	10,036,204
Cooper Cos., Inc. (The) (a)	56,000	17,534,720
Dentsply Sirona, Inc.	76,800	2,744,064
Enovis Corp. (a) (b)	135,800	7,469,000
Hologic, Inc. (a) (b)	539,100	37,359,630
ICU Medical, Inc. (a) (b)	41,400	6,805,746
QuidelOrtho Corp. (a) (b)	107,174	10,415,169
Teleflex, Inc.	103,223	25,377,375

		117,741,908

Health Care Providers & Services—1.9%
Acadia Healthcare Co., Inc. (a) (b)	232,700	15,737,501
Agilon Health, Inc. (a) (b)	58,451	1,275,985
Molina Healthcare, Inc. (b)	23,600	6,598,796

		23,612,282

Health Care Technology—1.9%
Doximity, Inc. - Class A (a) (b)	80,600	2,806,492
Multiplan Corp. (a) (b)	693,000	3,804,570
Veeva Systems, Inc. - Class A (b)	85,400	16,912,616

		23,523,678

Hotels, Restaurants & Leisure—4.8%
Chipotle Mexican Grill, Inc. (a) (b)	10,500	13,726,230
Domino’s Pizza, Inc.	25,000	9,742,750
DraftKings, Inc. - Class A (a) (b)	184,900	2,157,783
Hilton Worldwide Holdings, Inc.	145,700	16,236,808
MGM Resorts International	379,900	10,998,105
Vail Resorts, Inc.	34,500	7,522,725

		60,384,401

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Products—0.4%
Reynolds Consumer Products, Inc. (a)	182,100	$4,965,867

Industrial Conglomerates—0.9%
Roper Technologies, Inc. (a)	29,600	11,681,640

Insurance—2.2%
Assurant, Inc.	90,800	15,694,780
Axis Capital Holdings, Ltd. (a)	165,100	9,425,559
Kemper Corp. (a)	56,900	2,725,510

		27,845,849

Interactive Media & Services—0.5%
Match Group, Inc. (a) (b)	69,000	4,808,610
Vimeo, Inc. (a) (b)	162,356	977,383

		5,785,993

Internet & Direct Marketing Retail—0.3%
DoorDash, Inc. - Class A (a) (b)	50,700	3,253,419
Farfetch, Ltd. - Class A (a) (b)	138,833	994,044

		4,247,463

IT Services—1.7%
Broadridge Financial Solutions, Inc. (a)	27,600	3,934,380
FleetCor Technologies, Inc. (b)	78,000	16,388,580
Thoughtworks Holding, Inc. (a) (b)	49,271	695,214

		21,018,174

Life Sciences Tools & Services—6.1%
Agilent Technologies, Inc.	215,600	25,606,812
Avantor, Inc. (b)	654,400	20,351,840
Bruker Corp.	321,300	20,164,788
West Pharmaceutical Services, Inc.	36,618	11,072,185

		77,195,625

Machinery—4.4%
Esab Corp. (a)	135,800	5,941,250
Fortive Corp.	227,600	12,376,888
IDEX Corp.	57,500	10,443,725
Ingersoll Rand, Inc. (a)	625,700	26,329,456

		55,091,319

Multiline Retail—2.4%
Dollar General Corp.	87,100	21,377,824
Dollar Tree, Inc. (a) (b)	57,500	8,961,375

		30,339,199

Oil, Gas & Consumable Fuels—1.8%
Cheniere Energy, Inc.	50,500	6,718,015
Coterra Energy, Inc. (a)	160,500	4,139,295
Pioneer Natural Resources Co.	34,400	7,673,952
Venture Global LNG, Inc. - Series B † (b) (c) (d)	78	464,113
Venture Global LNG, Inc. - Series C † (b) (c) (d)	540	3,213,092

		22,208,467

Personal Products—0.1%
Olaplex Holdings, Inc. (a) (b)	115,171	1,622,759

Pharmaceuticals—3.3%
Catalent, Inc. (a) (b)	316,700	33,978,743
Elanco Animal Health, Inc. (b)	137,600	2,701,088
Perrigo Co. plc	103,200	4,186,824

		40,866,655

Professional Services—4.9%
Clarivate plc (a) (b)	531,679	7,369,071
CoStar Group, Inc. (b)	186,283	11,253,356
Equifax, Inc. (a)	68,800	12,575,264
Leidos Holdings, Inc.	50,400	5,075,784
TransUnion	171,900	13,750,281
Verisk Analytics, Inc. (a)	64,500	11,164,305

		61,188,061

Road & Rail—1.5%
J.B. Hunt Transport Services, Inc. (a)	116,000	18,266,520

Semiconductors & Semiconductor Equipment—6.2%
KLA Corp. (a)	61,800	19,719,144
Lattice Semiconductor Corp. (b)	110,100	5,339,850
Marvell Technology, Inc.	493,100	21,464,643
Microchip Technology, Inc. (a)	514,800	29,899,584
Wolfspeed, Inc. (a) (b)	27,600	1,751,220

		78,174,441

Software—9.0%
Atlassian Corp. plc - Class A (b)	50,500	9,463,700
Bill.com Holdings, Inc. (a) (b)	34,600	3,803,924
Black Knight, Inc. (b)	170,100	11,122,839
CCC Intelligent Solutions Holdings, Inc. (a) (b)	645,725	5,940,670
Ceridian HCM Holding, Inc. (a) (b)	80,300	3,780,524
Clear Secure, Inc. - Class A (a) (b)	27,527	550,540
Crowdstrike Holdings, Inc. - Class A (a) (b)	52,700	8,883,112
DocuSign, Inc. (a) (b)	69,300	3,976,434
Fair Isaac Corp. (b)	10,300	4,129,270
Fortinet, Inc. (a) (b)	381,500	21,585,270
Ncino, Inc. (a) (b)	39,600	1,224,432
Paylocity Holding Corp. (a) (b)	31,400	5,476,788
PTC, Inc. (b)	80,600	8,571,004
SentinelOne, Inc. - Class A (a) (b)	80,272	1,872,746
Synopsys, Inc. (b)	41,500	12,603,550
Trade Desk, Inc. (The) - Class A (b)	237,500	9,948,875

		112,933,678

Specialty Retail—3.1%
Bath & Body Works, Inc. (a)	138,200	3,720,344
Burlington Stores, Inc. (a) (b)	115,200	15,693,696
Five Below, Inc. (a) (b)	36,800	4,174,224
O’Reilly Automotive, Inc. (b)	16,000	10,108,160
Ross Stores, Inc. (a)	59,900	4,206,777
Warby Parker, Inc. - Class A (a) (b)	41,416	466,344

		38,369,545

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Textiles, Apparel & Luxury Goods—0.5%
Deckers Outdoor Corp. (a) (b)	16,700	$4,264,345
Lululemon Athletica, Inc. (b)	9,000	2,453,490

		6,717,835

Total Common Stocks (Cost $948,982,178)		1,188,878,905

Convertible Preferred Stocks—0.6%

Automobiles—0.2%
Nuro, Inc. - Series D † (b) (c) (d)	37,838	788,760
Sila Nano, Inc. - Series F † (b) (c) (d)	43,934	1,369,423

		2,158,183

Commercial Services & Supplies—0.1%
Redwood Materials, Inc. - Series C † (b) (c) (d)	18,350	956,952

Health Care Providers & Services—0.1%
Caris Life Sciences, Inc. - Series D † (b) (c) (d)	156,199	1,027,789

Internet & Direct Marketing Retail—0.1%
Maplebear, Inc. - Series E † (b) (c) (d)	21,660	1,550,640
Maplebear, Inc. - Series I † (b) (c) (d)	3,514	251,567

		1,802,207

Software—0.1%
Databricks, Inc. - Series G † (b) (c) (d)	3,374	559,679
Databricks, Inc. - Series H † (b) (c) (d)	4,062	673,805

		1,233,484

Total Convertible Preferred Stocks (Cost $9,274,549)		7,178,615

Short-Term Investment—4.7%

Mutual Funds—4.7%
T. Rowe Price Treasury Reserve Fund (e)	58,644,615	58,644,615

Total Short-Term Investments (Cost $58,644,615)		58,644,615

Securities Lending Reinvestments (f)—20.3%

Certificates of Deposit—8.7%
Bank of Montreal 1.900%, FEDEFF PRV + 0.320%, 10/04/22 (g)	4,000,000	4,000,000
Bank of Montreal (Chicago) 2.040%, FEDEFF PRV + 0.460%, 03/02/23 (g)	3,000,000	3,000,185
Bank of Nova Scotia 1.760%, SOFR + 0.250%, 02/17/23 (g)	2,000,000	1,996,390
1.960%, FEDEFF PRV + 0.380%, 01/06/23 (g)	5,000,000	5,000,770

Certificates of Deposit —(Continued)
Barclays Bank plc 1.970%, SOFR + 0.450%, 10/07/22 (g)	3,000,000	3,000,969
BNP Paribas S.A. 1.730%, SOFR + 0.220%, 11/17/22 (g)	2,000,000	1,997,522
Canadian Imperial Bank of Commerce (NY) 1.760%, SOFR + 0.250%, 02/03/23 (g)	4,000,000	3,993,625
2.010%, SOFR + 0.500%, 03/03/23 (g)	4,000,000	3,998,953
Commonwealth Bank of Australia 1.900%, SOFR + 0.390%, 11/17/22 (g)	2,000,000	1,999,922
1.910%, SOFR + 0.400%, 11/25/22 (g)	4,000,000	3,999,836
Cooperatieve Rabobank UA 2.080%, SOFR + 0.570%, 09/19/22 (g)	3,000,000	3,000,000
Credit Industriel et Commercial 1.890%, SOFR + 0.380%, 10/25/22 (g)	5,000,000	4,999,675
Goldman Sachs Bank USA 1.710%, SOFR + 0.190%, 09/02/22 (g)	4,000,000	3,999,144
Mitsubishi UFJ Trust and Banking Corp. 1.670%, SOFR + 0.160%, 07/22/22 (g)	3,000,000	2,999,670
Mizuho Bank, Ltd. 1.810%, SOFR + 0.290%, 07/26/22 (g)	4,000,000	3,999,472
National Australia Bank, Ltd. 1.910%, SOFR + 0.400%, 11/04/22 (g)	2,000,000	2,000,000
Nordea Bank Abp (NY) 1.960%, SOFR + 0.450%, 08/30/22 (g)	3,000,000	3,000,552
1.980%, SOFR + 0.460%, 02/13/23 (g)	3,000,000	2,999,430
2.020%, SOFR + 0.500%, 02/27/23 (g)	3,000,000	3,000,192
Norinchukin Bank 1.790%, SOFR + 0.280%, 08/16/22 (g)	3,000,000	2,999,805
1.810%, SOFR + 0.300%, 07/14/22 (g)	2,000,000	2,000,000
Oversea-Chinese Banking Corp., Ltd. 1.960%, SOFR + 0.440%, 09/26/22 (g)	3,000,000	3,000,729
Rabobank (London) 2.050%, SOFR + 0.530%, 05/16/23 (g)	3,000,000	3,000,000
Royal Bank of Canada 1.760%, SOFR + 0.250%, 01/11/23 (g)	5,000,000	4,994,390
Skandinaviska Enskilda Banken AB 1.630%, 09/02/22	2,000,000	1,998,746
Standard Chartered Bank (NY) 1.700%, SOFR + 0.190%, 08/25/22 (g)	2,000,000	1,999,343
1.980%, FEDEFF PRV + 0.400%, 12/23/22 (g)	2,000,000	2,000,000
Sumitomo Mitsui Banking Corp. 1.690%, SOFR + 0.180%, 08/09/22 (g)	5,000,000	4,999,100
1.910%, SOFR + 0.400%, 11/02/22 (g)	4,000,000	3,999,828
1.960%, SOFR + 0.450%, 09/06/22 (g)	3,000,000	3,000,489
Sumitomo Mitsui Trust Bank, Ltd. Zero Coupon, 07/29/22	4,000,000	3,994,640
Svenska Handelsbanken AB 1.870%, SOFR + 0.350%, 10/13/22 (g)	6,000,000	5,999,826
Westpac Banking Corp. 1.740%, SOFR + 0.230%, 02/17/23 (g)	3,000,000	2,995,776

		109,968,979

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—1.7%
Australia & New Zealand Banking Group, Ltd. 1.910%, SOFR + 0.400%, 12/01/22 (g)	4,000,000	$4,001,184
DNB Bank ASA 2.070%, SOFR + 0.550%, 09/07/22 (g)	2,000,000	2,000,764
Liberty Street Funding LLC 1.550%, 07/01/22	5,000,000	4,999,760
Macquarie Bank Ltd.
1.750%, SOFR + 0.230%, 08/04/22 (g)	3,000,000	2,999,943
1.960%, SOFR + 0.440%, 11/16/22 (g)	3,000,000	3,000,921
Skandinaviska Enskilda Banken AB 1.900%, SOFR + 0.390%, 11/03/22 (g)	5,000,000	5,000,000

		22,002,572

Repurchase Agreements—7.7%
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/22 at 1.870%, due on 08/04/22 with a maturity value of $5,009,090; collateralized by U.S. Treasury Obligations with rates ranging from 0.250% - 3.375%, maturity dates ranging from 08/15/48 - 11/15/50, and various Common Stock with an aggregate market value of $5,101,721.	5,000,000	5,000,000
Repurchase Agreement dated 06/30/22 at 1.870%, due on 08/04/22 with a maturity value of $5,009,090; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.875%, maturity dates ranging from 09/30/26 - 02/15/48, and various Common Stock with an aggregate market value of $5,100,260.	5,000,000	5,000,000
National Bank Financial, Inc. Repurchase Agreement dated 06/30/22 at 1.570%, due on 07/01/22 with a maturity value of $6,900,301; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.375%, maturity dates ranging from 09/22/22 - 11/15/48, and an aggregate market value of $7,047,683.	6,900,000	6,900,000
National Bank of Canada
Repurchase Agreement dated 06/30/22 at 1.570%, due on 07/07/22 with a maturity value of $10,203,114; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.375%, maturity dates ranging from 07/31/22 - 08/15/51, and an aggregate market value of $10,418,311.	10,200,000	10,200,000
Repurchase Agreement dated 06/30/22 at 1.700%, due on 07/07/22 with a maturity value of $16,605,487; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.000%, maturity dates ranging from 11/03/22 - 02/15/51, and various Common Stock with an aggregate market value of $18,306,595.	16,600,000	16,600,000
Natwest Markets Securities, Inc. Repurchase Agreement dated 06/30/22 at 1.480%, due on 07/01/22 with a maturity value of $7,307,295; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 07/05/22 - 11/15/49, and an aggregate market value of $7,453,441.	7,306,995	7,306,995

Repurchase Agreements —(Continued)
NBC Global Finance, Ltd. Repurchase Agreement dated 06/30/22 at 1.735%, due on 07/07/22 with a maturity value of $1,500,506; collateralized by various Common Stock with an aggregate market value of $1,667,671.	1,500,000	1,500,000
Societe Generale
Repurchase Agreement dated 06/30/22 at 1.500%, due on 07/01/22 with a maturity value of $8,500,354; collateralized by U.S. Treasury Obligations with rates ranging from 0.375% - 3.000%, maturity dates ranging from 10/31/22 - 08/15/48, and an aggregate market value of $8,673,251.	8,500,000	8,500,000
Repurchase Agreement dated 06/30/22 at 1.500%, due on 07/01/22 with a maturity value of $1,800,075; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 01/31/23 - 02/15/32, and an aggregate market value of $1,836,689.	1,800,000	1,800,000
Repurchase Agreement dated 06/30/22 at 1.600%, due on 07/01/22 with a maturity value of $6,295,280; collateralized by various Common Stock with an aggregate market value of $6,996,088.	6,295,000	6,295,000
Repurchase Agreement dated 06/30/22 at 1.620%, due on 07/01/22 with a maturity value of $5,200,234; collateralized by various Common Stock with an aggregate market value of $5,779,135.	5,200,000	5,200,000
Repurchase Agreement dated 06/30/22 at 1.660%, due on 07/01/22 with a maturity value of $5,000,231; collateralized by various Common Stock with an aggregate market value of $5,559,129.	5,000,000	5,000,000
Repurchase Agreement dated 06/30/22 at 1.670%, due on 07/07/22 with a maturity value of $2,000,649; collateralized by various Common Stock with an aggregate market value of $2,223,652.	2,000,000	2,000,000
TD Prime Services LLC Repurchase Agreement dated 06/30/22 at 1.650%, due on 07/01/22 with a maturity value of $15,000,687; collateralized by various Common Stock with an aggregate market value of $16,524318.	15,000,000	15,000,000

		96,301,995

Time Deposits—0.6%
Credit Agricole Corp. & Investment Bank (NY) 1.560%, 07/01/22	2,000,000	2,000,000
National Bank of Canada 1.620%, OBFR + 0.050%, 07/07/22 (g)	5,000,000	5,000,000

		7,000,000

Mutual Funds—1.6%
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 1.390% (h)	10,000,000	10,000,000

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Shares	Value

Mutual Funds — (Continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.430% (h)	5,000,000	$5,000,000
STIT-Government & Agency Portfolio, Institutional Class 1.380% (h)	5,000,000	5,000,000

		20,000,000

Total Securities Lending Reinvestments (Cost $255,297,762)		255,273,546

Total Investments—120.2% (Cost $1,272,199,104)		1,509,975,681
Other assets and liabilities (net)—(20.2)%		(253,234,523)

Net Assets—100.0%		$1,256,741,158

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2022, the market value of restricted securities was $10,855,820, which is 0.9% of net assets. See details shown in the Restricted Securities table that follows.
(a)	All or a portion of the security was held on loan. As of June 30, 2022, the market value of securities loaned was $246,387,931 and the collateral received consisted of cash in the amount of $255,288,025 and non-cash collateral with a value of $464,353. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(b)	Non-income producing security.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of June 30, 2022, these securities represent 0.9% of net assets.
(e)	Affiliated Issuer. (See Note 6 of the Notes to Financial Statements for a summary of transactions in securities of affiliated issuers.)
(f)	Represents investment of cash collateral received from securities on loan as of June 30, 2022.
(g)	Variable or floating rate security. The stated rate represents the rate at June 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(h)	The rate shown represents the annualized seven-day yield as of June 30, 2022.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Caris Life Sciences, Inc. - Series D	05/11/21	156,199	$1,265,212	$1,027,789
Databricks, Inc. - Series G	02/01/21	3,374	598,439	559,679
Databricks, Inc. - Series H	08/31/21	4,062	895,478	673,805
Maplebear, Inc. - Series E	11/19/21	21,660	2,604,276	1,550,640
Maplebear, Inc. - Series I	02/26/21	3,514	439,250	251,567
Nuro, Inc. - Series D	10/29/21	37,838	788,760	788,760
Redwood Materials, Inc. - Series C	05/28/21	18,350	869,854	956,952
Sila Nano, Inc. - Series F	01/07/21	43,934	1,813,280	1,369,423
Venture Global LNG, Inc. - Series B	03/08/18	78	235,560	464,113
Venture Global LNG, Inc. - Series C	10/16/17-03/08/18	540	1,987,525	3,213,092

				$10,855,820

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Fair Value Hierarchy—(Continued)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$41,946,399	$—	$—	$41,946,399
Airlines	13,140,456	—	—	13,140,456
Automobiles	4,741,437	—	—	4,741,437
Beverages	5,237,443	—	—	5,237,443
Biotechnology	53,642,763	—	—	53,642,763
Capital Markets	46,603,269	—	—	46,603,269
Chemicals	8,950,464	—	—	8,950,464
Commercial Services & Supplies	5,689,764	—	—	5,689,764
Construction Materials	11,921,123	—	—	11,921,123
Containers & Packaging	55,284,524	—	—	55,284,524
Diversified Consumer Services	12,515,265	—	—	12,515,265
Electrical Equipment	1,891,904	—	—	1,891,904
Electronic Equipment, Instruments & Components	44,836,705	—	—	44,836,705
Entertainment	20,218,217	—	—	20,218,217
Food & Staples Retailing	13,152,078	—	—	13,152,078
Food Products	5,325,735	—	—	5,325,735
Health Care Equipment & Supplies	117,741,908	—	—	117,741,908
Health Care Providers & Services	23,612,282	—	—	23,612,282
Health Care Technology	23,523,678	—	—	23,523,678
Hotels, Restaurants & Leisure	60,384,401	—	—	60,384,401
Household Products	4,965,867	—	—	4,965,867
Insurance	27,845,849	—	—	27,845,849
Interactive Media & Services	5,785,993	—	—	5,785,993
Internet & Direct Marketing Retail	4,247,463	—	—	4,247,463
IT Services	21,018,174	—	—	21,018,174
Life Sciences Tools & Services	77,195,625	—	—	77,195,625
Machinery	55,091,319	—	—	55,091,319
Multiline Retail	30,339,199	—	—	30,339,199
Oil, Gas & Consumable Fuels	18,531,262	—	3,677,205	22,208,467
Personal Products	1,622,759	—	—	1,622,759
Pharmaceuticals	40,866,655	—	—	40,866,655
Professional Services	61,188,061	—	—	61,188,061
Road & Rail	18,266,520	—	—	18,266,520
Semiconductors & Semiconductor Equipment	78,174,441	—	—	78,174,441
Software	124,615,318	—	—	124,615,318
Specialty Retail	38,369,545	—	—	38,369,545
Textiles, Apparel & Luxury Goods	6,717,835	—	—	6,717,835
Total Common Stocks	1,185,201,700	—	3,677,205	1,188,878,905
Total Convertible Preferred Stocks*	—	—	7,178,615	7,178,615
Total Short-Term Investment*	58,644,615	—	—	58,644,615
Securities Lending Reinvestments
Certificates of Deposit	—	109,968,979	—	109,968,979
Commercial Paper	—	22,002,572	—	22,002,572
Repurchase Agreements	—	96,301,995	—	96,301,995
Time Deposits	—	7,000,000	—	7,000,000
Mutual Funds	20,000,000	—	—	20,000,000
Total Securities Lending Reinvestments	20,000,000	235,273,546	—	255,273,546
Total Investments	$1,263,846,315	$235,273,546	$10,855,820	$1,509,975,681

Collateral for Securities Loaned (Liability)	$—	$(255,288,025)	$—	$(255,288,025)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Fair Value Hierarchy—(Continued)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2021	Change in Unrealized Appreciation/ (Depreciation)	Balance as of June 30, 2022	Change in Unrealized Appreciation/ (Depreciation) from Investments Held at June 30, 2022
Common Stocks
Oil, Gas & Consumable Fuels	$3,677,205	$—	$3,677,205	$—
Convertible Preferred Stocks
Automobiles	2,602,039	(443,856)	2,158,183	(443,856)
Commercial Services & Supplies	869,854	87,099	956,953	87,099
Health Care Providers & Services	1,265,212	(237,423)	1,027,789	(237,423)
Internet & Direct Marketing Retail	2,989,413	(1,187,206)	1,802,207	(1,187,206)
Software	1,677,710	(444,227)	1,233,483	(444,227)

	$13,081,433	$(2,225,613)	$10,855,820	$(2,225,613)

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets
Investments at value (a) (b)	$1,451,331,066
Affiliated investments at value (c)	58,644,615
Cash	1,300,000
Receivable for:
Investments sold	3,861,712
Fund shares sold	208,256
Dividends	219,351
Dividends on affiliated investments	43,254

Total Assets	1,515,608,254
Liabilities
Collateral for securities loaned	255,288,025
Payables for:
Investments purchased	1,785,813
Affiliated investments purchased	52,613
Fund shares redeemed	477,910
Accrued Expenses:
Management fees	680,594
Distribution and service fees	183,352
Deferred trustees’ fees	167,433
Other expenses	231,356

Total Liabilities	258,867,096

Net Assets	$1,256,741,158

Net Assets Consist of:
Paid in surplus	$974,018,960
Distributable earnings (Accumulated losses)	282,722,198

Net Assets	$1,256,741,158

Net Assets
Class A	$382,176,626
Class B	858,475,378
Class E	16,089,154
Capital Shares Outstanding*
Class A	47,807,916
Class B	128,076,439
Class E	2,227,119
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$7.99
Class B	6.70
Class E	7.22

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Includes securities loaned at value of $246,387,931.
(b)	Identified cost of investments, excluding affiliated investments, was $1,213,554,489.
(c)	Identified cost of affiliated investments was $58,644,615.

Statement of Operations

Six Months Ended June 30, 2022 (Unaudited)

Investment Income
Dividends (a)	$3,538,668
Dividends from affiliated investments	109,605
Securities lending income	209,386

Total investment income	3,857,659
Expenses
Management fees	5,402,224
Administration fees	32,007
Custodian and accounting fees	61,215
Distribution and service fees—Class B	1,234,254
Distribution and service fees—Class E	14,461
Audit and tax services	26,234
Legal	20,427
Shareholder reporting	31,161
Insurance	5,818
Miscellaneous (b)	6,968

Total expenses	6,834,769
Less management fee waiver	(789,561)

Net expenses	6,045,208

Net Investment Loss	(2,187,549)

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	51,010,143
Foreign currency transactions	2,291

Net realized gain (loss)	51,012,434

Net change in unrealized appreciation (depreciation) on:
Investments	(486,009,522)
Foreign currency transactions	152

Net change in unrealized appreciation (depreciation)	(486,009,370)

Net realized and unrealized gain (loss)	(434,996,936)

Net Increase (Decrease) in Net Assets From Operations	$(437,184,485)

(a)	Net of foreign withholding taxes of $8,890.
(b)	Includes $19,894 in Trustees’ fees and expenses and $21,639 in deferred Trustee compensation losses.

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$(2,187,549)	$(7,773,454)
Net realized gain (loss)	51,012,434	262,853,426
Net change in unrealized appreciation (depreciation)	(486,009,370)	(5,051,647)

Increase (decrease) in net assets from operations	(437,184,485)	250,028,325

From Distributions to Shareholders
Class A	(70,062,648)	(45,207,080)
Class B	(182,004,988)	(117,698,260)
Class E	(3,225,603)	(2,378,152)

Total distributions	(255,293,239)	(165,283,492)

Increase (decrease) in net assets from capital share transactions	213,776,634	(172,515,958)

Total increase (decrease) in net assets	(478,701,090)	(87,771,125)

Net Assets
Beginning of period	1,735,442,248	1,823,213,373

End of period	$1,256,741,158	$1,735,442,248

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Value	Shares	Value
Class A
Sales	636,893	$6,978,437	1,300,823	$16,906,708
Reinvestments	8,725,112	70,062,648	3,714,633	45,207,080
Redemptions	(1,461,731)	(16,207,417)	(16,458,155)	(216,953,995)

Net increase (decrease)	7,900,274	$60,833,668	(11,442,699)	$(154,840,207)

Class B
Sales	2,954,945	$28,396,733	4,308,723	$48,768,512
Reinvestments	27,043,832	182,004,988	11,114,094	117,698,260
Redemptions	(6,250,870)	(58,011,800)	(16,189,549)	(182,910,405)

Net increase (decrease)	23,747,907	$152,389,921	(766,732)	$(16,443,633)

Class E
Sales	21,536	$219,315	118,602	$1,415,341
Reinvestments	444,298	3,225,603	211,768	2,378,152
Redemptions	(287,354)	(2,891,873)	(421,276)	(5,025,611)

Net increase (decrease)	178,480	$553,045	(90,906)	$(1,232,118)

Increase (decrease) derived from capital shares transactions		$213,776,634		$(172,515,958)

See accompanying notes to financial statements.

BHFTI-13

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020		2019		2018	2017
Net Asset Value, Beginning of Period	$13.10		$12.48	$11.24		$10.19		$11.92	$10.37

Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.01)		(0.04)	(0.00	)(b)	0.03		0.03	0.01
Net realized and unrealized gain (loss)	(3.31)		1.84	2.40		3.00		(0.12)	2.51

Total income (loss) from investment operations	(3.32)		1.80	2.40		3.03		(0.09)	2.52

Less Distributions
Distributions from net investment income	0.00		0.00	(0.03)		(0.03)		0.00	0.00
Distributions from net realized capital gains	(1.79)		(1.18)	(1.13)		(1.95)		(1.64)	(0.97)

Total distributions	(1.79)		(1.18)	(1.16)		(1.98)		(1.64)	(0.97)

Net Asset Value, End of Period	$7.99		$13.10	$12.48		$11.24		$10.19	$11.92

Total Return (%) (c)	(25.41	)(d)	15.15	24.30		31.42		(2.01)	25.13

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.78	(e)	0.78	0.78		0.78		0.78	0.78
Net ratio of expenses to average net assets (%) (f) (g)	0.67	(e)	0.73	0.74		0.74		0.74	0.74
Ratio of net investment income (loss) to average net assets (%)	(0.13	)(e)	(0.27)	(0.04)		0.27		0.26	0.11
Portfolio turnover rate (%)	12	(d)	15	24		21		24	25
Net assets, end of period (in millions)	$382.2		$522.8	$640.8		$601.8		$527.7	$670.2

	Class B
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020		2019		2018	2017
Net Asset Value, Beginning of Period	$11.39		$11.02	$10.06		$9.29		$11.02	$9.68

Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.02)		(0.06)	(0.03)		0.00	(b)	0.00 (b)	(0.02)
Net realized and unrealized gain (loss)	(2.88)		1.61	2.12		2.72		(0.09)	2.33

Total income (loss) from investment operations	(2.90)		1.55	2.09		2.72		(0.09)	2.31

Less Distributions
Distributions from net investment income	0.00		0.00	(0.00	)(h)	(0.00	)(h)	0.00	0.00
Distributions from net realized capital gains	(1.79)		(1.18)	(1.13)		(1.95)		(1.64)	(0.97)

Total distributions	(1.79)		(1.18)	(1.13)		(1.95)		(1.64)	(0.97)

Net Asset Value, End of Period	$6.70		$11.39	$11.02		$10.06		$9.29	$11.02

Total Return (%) (c)	(25.53	)(d)	14.87 (i)	24.03	(i)	31.07		(2.19)	24.74

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.03	(e)	1.03	1.03		1.03		1.03	1.03
Net ratio of expenses to average net assets (%) (f) (g)	0.92	(e)	0.98	0.99		0.99		0.99	0.99
Ratio of net investment income (loss) to average net assets (%)	(0.38	)(e)	(0.52)	(0.29)		0.02		0.01	(0.14)
Portfolio turnover rate (%)	12	(d)	15	24		21		24	25
Net assets, end of period (in millions)	$858.5		$1,187.9	$1,157.6		$1,057.5		$920.9	$1,089.8

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

BHFTI-14

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$12.08		$11.61	$10.54	$9.65	$11.38	$9.96

Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.01)		(0.05)	(0.02)	0.01	0.01	(0.00	)(b)
Net realized and unrealized gain (loss)	(3.06)		1.70	2.23	2.84	(0.10)	2.39

Total income (loss) from investment operations	(3.07)		1.65	2.21	2.85	(0.09)	2.39

Less Distributions
Distributions from net investment income	0.00		0.00	(0.01)	(0.01)	0.00	0.00
Distributions from net realized capital gains	(1.79)		(1.18)	(1.13)	(1.95)	(1.64)	(0.97)

Total distributions	(1.79)		(1.18)	(1.14)	(1.96)	(1.64)	(0.97)

Net Asset Value, End of Period	$7.22		$12.08	$11.61	$10.54	$9.65	$11.38

Total Return (%) (c)	(25.50	)(d)	14.98	24.09	31.30	(2.11)	24.85

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.93	(e)	0.93	0.93	0.93	0.93	0.93
Net ratio of expenses to average net assets (%) (f) (g)	0.82	(e)	0.88	0.89	0.89	0.89	0.89
Ratio of net investment income (loss) to average net assets (%)	(0.29	)(e)	(0.42)	(0.19)	0.12	0.11	(0.04)
Portfolio turnover rate (%)	12	(d)	15	24	21	24	25
Net assets, end of period (in millions)	$16.1		$24.7	$24.8	$23.7	$20.2	$24.1

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net investment income (loss) was less than $0.01.
(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
(g)	The effect of the voluntary portion of the waivers on net ratio of expenses to average net assets was 0.02% for six months ended June 30, 2022 (see Note 5 of the Notes to Financial Statements).
(h)	Distributions from net investment income were less than $0.01.
(i)	Generally accepted accounting principles may require adjustments to be made to the net assets of the Portfolio at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the returns reported in the portfolio manager commentary section of this report.

See accompanying notes to financial statements.

BHFTI-15

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Notes to Financial Statements—June 30, 2022 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-four series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is T. Rowe Price Mid Cap Growth Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A, B and E shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2022 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued in reference to similar instruments traded on active markets are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from third-party pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost

BHFTI-16

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

In December 2020, the Securities and Exchange Commission adopted Rule 2a-5, Good Faith Determinations of Fair Value, under the 1940 Act, which is intended to address valuation practices and the role of the board of directors with respect to the fair value of the investments of a registered investment company. Among other things, Rule 2a-5 will permit the Portfolio’s Board to designate the Portfolio’s primary investment adviser to perform the Portfolio’s fair value determinations, which will be subject to the Board’s oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the investment adviser’s fair value determinations. Compliance with Rule 2a-5 will be required beginning in September 2022. The Portfolio’s valuation policies and related practices may be impacted as the Portfolio comes into compliance with Rule 2a-5.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization

BHFTI-17

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed. As of June 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure.

Special Purpose Acquisition Companies - The Portfolio may invest in Special Purpose Acquisition Companies (“SPAC”). A SPAC is typically a publicly traded company that raises investment capital via an initial public offering (an “IPO”) for the purpose of acquiring one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transaction (each a “Transaction”). If the Portfolio purchases shares of a SPAC in an IPO it will generally bear a sales commission, which may be significant.The shares of a SPAC are often issued in “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares or partial shares. In some cases, the rights and warrants may be separated from the common stock at the election of the holder, after which they may become freely tradeable. After going public and until a Transaction is completed, a SPAC generally invests the proceeds of its IPO (less a portion retained to cover expenses) in U.S. Government securities, money market securities and cash. To the extent the SPAC is invested in cash or similar securities, this may impact the Portfolio’s ability to meet its investment objective(s). If a SPAC does not complete a Transaction within a specified period of time after going public, the SPAC is typically dissolved, at which point the invested funds are returned to the SPAC’s shareholders (less certain permitted expenses) and any rights or warrants issued by the SPAC expire worthless. SPACs generally provide their investors with the option of redeeming an investment in the SPAC at or around the time of effecting a Transaction. In some cases, the Portfolio may forfeit its right to receive additional warrants or other interests in the SPAC if it redeems its interest in the SPAC in connection with a Transaction. Because SPACs often do not have an operating history or ongoing business other than seeking a Transaction, the value of their securities may be particularly dependent on the quality of its management and on the ability of the SPAC’s management to identify and complete a profitable Transaction. Some SPACs may pursue Transactions only within certain industries or regions, which may increase the volatility of an investment in them. In addition, the securities issued by a SPAC, which may be traded in the OTC market, may become illiquid and/or may be subject to restrictions on resale. Other risks of investing in SPACs include that: a significant portion of the monies raised by the SPAC may be expended during the search for a target Transaction; an attractive Transaction may not be identified at all (or any requisite approvals may not be obtained) and the SPAC may be required to return any remaining monies to shareholders; a Transaction once identified or effected may prove unsuccessful and an investment in the SPAC may lose value; the warrants or other rights with respect to the SPAC held by the Portfolio may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; and an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2022, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $96,301,995, which is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2022.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur, any interest earned, and any dividends declared during the term of the loan, would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio generally receives cash, U.S. Government securities, letters of credit, or other collateral deemed appropriate by the Adviser. The

BHFTI-18

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, including repurchase agreements with respect to equity securities, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. The value of the securities on loan may change each business day. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2022 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2022 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2022.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

All securities on loan are classified as Common Stocks in the Portfolio’s Schedule of Investments as of June 30, 2022. For all securities on loan, the remaining contractual maturity of the agreements is overnight and continuous.

3. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the COVID-19 pandemic. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The COVID-19 pandemic has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this pandemic, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. At this time, it is still not possible to estimate the severity or duration of the COVID-19 pandemic, including the severity, duration and frequency of any additional “waves” or emerging variants of COVID-19. It is also still not possible to estimate the duration or frequency of the utilization of any therapeutic treatments and vaccines for COVID-19 or variants thereof. It is likewise still not possible to predict or estimate the longer-term effects of the COVID-19 pandemic, or any actions taken to contain or address the pandemic, on the Portfolios, the financial markets, and economy at large. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

In late February 2022, Russian military forces invaded Ukraine, significantly amplifying already existing geopolitical tensions among Russia, Ukraine, Europe, NATO, and the West. Russia’s invasion, the responses of countries and political bodies to Russia’s actions, and the potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities such as oil and natural gas. Following Russia’s actions, various countries, including the U.S., Canada, the United Kingdom, Germany, and France, as well as the European Union,

BHFTI-19

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

issued broad-ranging economic sanctions against Russia. Sanctions threatened or imposed by these jurisdictions, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or the Portfolio. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Portfolio. Sanctions, or the threat of new or modified sanctions, could impair the ability of the Portfolio to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Portfolio, even if the Portfolio does not have direct exposure to securities of Russian issuers.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, which is the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In 2017, the UK Financial Conduct Authority (FCA) announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. dollar LIBOR and the Sterling Overnight Interbank Average Rate for GBP LIBOR). Various financial industry groups have been planning for the transition away from LIBOR and markets are developing in response to these new rates, but there are concerns around liquidity of the new rates and obstacles to converting certain securities and transactions to new rates. Neither the effect of the transition process nor its ultimate success can yet be known. The transition away from and eventual elimination of LIBOR may adversely affect the interest rates on, and liquidity and value of, certain assets and liabilities of the Portfolio that are tied to LIBOR. These may include bank loans, floating rate securities, structured securities (including asset-backed and mortgage-backed securities), other debt securities, derivatives, and financing transactions tied to LIBOR, particularly insofar as the documentation governing such instruments does not include “fall back” provisions addressing the transition from LIBOR. The effect of any changes to, or discontinuation of, LIBOR on the Portfolio will vary depending on, among other things (1) existing fallback or termination provisions in individual contracts and (2) the extent to which industry participants adopt new reference rates and fallbacks for both legacy and new products and instruments. The Subadviser may have discretion to determine a successor or substitute reference rate, including any price or other adjustments to account for differences between the successor or substitute reference rate and previous rate. Such successor or substitute reference rate and any adjustments selected may negatively impact the Portfolio’s investments, performance or financial condition, and may expose the Portfolio to additional tax, accounting and regulatory risks. The transition away from LIBOR may affect the value, liquidity or return on certain Portfolio investments and may result in costs incurred in connection with closing out positions and entering into new trades, adversely impacting the Portfolio’s overall financial condition or results of operations. It is difficult to predict the full impact of the transition away from LIBOR and the adoption of alternative reference rates on the Portfolio.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

BHFTI-20

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2022 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$167,608,308	$0	$212,832,942

The Portfolio engaged in security transactions with other accounts managed by T. Rowe Price Associates, Inc., the subadviser to the Portfolio, that amounted to $638,691 in purchases and $981,373 in sales of investments, which are included above, and resulted in net realized gains of $408,361.

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the annual rate of 0.750% of average daily net assets. Fees earned by Brighthouse Investment Advisers with respect to the Portfolio for the six months ended June 30, 2022 were $5,402,224.

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. T. Rowe Price Associates, Inc. (the “Subadviser”) is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, Brighthouse Investment Advisers has agreed, for the period April 29, 2022 to April 30, 2023, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.075%	All Assets

An identical agreement was in place for the period January 1, 2022 to April 29, 2022. Amounts waived for the six months ended June 30, 2022 amounted to $540,222 and are included in the total amount shown as management fee waivers in the Statement of Operations.

The Subadviser has agreed to a voluntary subadvisory fee waiver that applies if (i) assets under management by the Subadviser for the Trust and Brighthouse Funds Trust II (“BHFTII”) in the aggregate exceed $750 million, (ii) the Subadviser subadvises three or more portfolios of the Trust and BHFTII in the aggregate, and (iii) at least one of those portfolios is a large cap domestic equity portfolio.

If the aforementioned conditions are met, the Subadviser will waive its subadvisory fee paid by Brighthouse Investment Advisers by 5% for combined Trust and BHFTII average daily net assets over $750 million, 7.5% for the next $1.5 billion of combined assets, and 10% for amounts over $3 billion. Brighthouse Investment Advisers has voluntarily agreed to reduce its advisory fee for the Portfolio by the amount waived (if any) by T. Rowe Price for the Portfolio pursuant to this voluntary subadvisory fee waiver. Because these fee waivers are voluntary, and not contractual, they may be discontinued by T. Rowe Price and Brighthouse Investment Advisers at any time. $249,339 was waived in the aggregate for the six months ended June 30, 2022 and is reflected in the total amount shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable

BHFTI-21

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2022 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. During the six months ended June 30, 2022, deferred compensation losses exceeded accrued Trustees’ fees and expenses. As such, changes in the value of participants’ deferral accounts in excess of the Trustees’ fees and expenses are reflected as a component of Miscellaneous expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Transactions in Securities of Affiliated Issuers

A summary of the Portfolio’s transactions in the securities of affiliated issuers during the six months ended June 30, 2022 is as follows:

Security Description	Market Value December 31, 2021	Purchases	Sales	Ending Value as of June 30, 2022	Income earned from affiliates during the period	Number of shares held at June 30, 2022
T. Rowe Price Treasury Reserve Fund	$56,020,730	$72,751,083	$(70,127,198)	$58,644,615	$109,605	58,644,615

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2022 was as follows:

Cost basis of investments	$1,275,541,765

Gross unrealized appreciation	341,263,843
Gross unrealized (depreciation)	(106,829,927)

Net unrealized appreciation (depreciation)	$234,433,916

The tax character of distributions paid for the years ended December 31, 2021 and 2020 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2021	2020	2021	2020	2021	2020
$6,863,467	$7,240,584	$158,420,025	$170,385,850	$165,283,492	$177,626,434

As of December 31, 2021, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation (Depreciation)	Accumulated Capital Losses	Total
$4,485,707	$250,460,813	$720,443,287	$—	$975,389,807

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2021, the Portfolio had no accumulated capital losses.

BHFTI-22

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

9. Recent Accounting Pronouncement

In January 2021, the FASB issued Accounting Standards Update No. 2021-01 (“ASU 2021-01”), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, as regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective through December 31, 2022, for all entities. The expedients and exceptions provided by the amendments do not apply to contract modifications and hedging relationships entered into or evaluated after December 31, 2022, except for hedging transactions as of December 31, 2022, that an entity has elected certain optional expedients for and that are retained through the end of the hedging relationship. Management expects that the adoption of the guidance will not have a material impact on the Portfolio’s financial statements.

BHFTI-23

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

For the period April 1, 2021 through March 31, 2022, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-24

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Managed by TCW Investment Management Company

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2022, the Class A and B shares of the TCW Core Fixed Income Portfolio returned -10.95% and -11.02%, respectively. The Portfolio’s benchmark, the Bloomberg U.S. Aggregate Bond Index¹, returned -10.35%.

MARKET ENVIRONMENT / CONDITIONS

For a Federal Reserve (the “Fed”) long in practice of reacting dovishly to quell asset market volatility rather than hawkishly to stem upward consumer prices, the past year-plus has been a dramatic turn. From calming proclamations last summer that inflationary pressures were transitory effects of an awakening economy, Fed Chair Jerome Powell’s monetary authority finds itself in an aggressive tightening mode, with a fervor unnecessary since 1994, as persistently climbing prices have proven beyond “talking down”. While it’s not necessarily the three straight meetings that have ended with hikes that are indicative of alacrity, it’s that the latest two came with 50 and 75 basis point bumps, respectively, to the reference rate, the latter deemed a “surprise” by Fed watchers. Punctuating the circumstances, global central banks are synchronized in their tightening, leaving few, if any, havens. Examining the details, headline U.S. Consumer Price Index (“CPI”) came in at 8.6% year-over-year through May 2022, as pre-pandemic price stability has given way to a fusion of supply chain disruption, stimulus-driven demand surges and structural shifts such as de-globalization. Treasury rates shot higher, led by shorter maturities as investors started to price a heavily front-loaded rate-hiking regime (the 1-Year Treasury yield was up 117 basis points (“bps”) in the second quarter and 239 bps year-to-date). Out the yield curve, the 10-Year yield in mid-June neared 3.5%, its highest since 2011, before settling back to 3% on growth concerns over the Fed’s impact on the economy. Across markets, unsurprisingly, prices reacted adversely with equities, as proxied by the Standard and Poor’s (“S&P”) 500 Index, registering a decades-worst 20% first-half decline. Summing it up back to the end-investor, the combination of rising prices, negative headlines, increasingly unaffordable homes, mounting interest rates, and falling equities has made consumers the most pessimistic in some 40-plus years.

Higher Treasury yields translated to negative returns for fixed income, reflected in a 10.4% setback in 2022’s first six months for the Bloomberg U.S. Aggregate Bond Index. Corporates were down 14.4% in the first half of the year in the face of the tightening Fed and margin compression due to higher costs, the sector’s worst first half on record. Long Corporates, owing to duration, endured a steeper decline of 22.8% year-to-date as of June 30, 2022. Waning risk appetites took a toll on levered credits and high yield bonds fell 14.2% in the first half of the year on widened yield spreads. Notably, however, the high yield market saw a shift in underperformance from higher quality bonds, which had been tapped for liquidity earlier in the year, to the most levered borrowers as investors focused on impairment potential and default. CCC-rated bonds were down 16.4% in the first half of the year, versus an 13.9% decline for BB-rated bonds. Securitized issues were weighed down by Agency Mortgage-Backed Securities (“MBS”), which fell over 4% in the second quarter and nearly 9% year-to-date given pressure from higher rates, rising volatility, and fears of outright Fed sales. Non-Agency MBS prices weakened as well, particularly for tranches that sit lower in the capital structure, though strong home price appreciation in recent years and ongoing loan amortization provide an equity buffer for these securities, mitigating risks. Meanwhile, the Commercial Mortgage-Backed Securities (“CMBS”) market has become increasingly bifurcated, as Non-Agency collateral-backed CMBS fell 3.2% and trailed duration-matched Treasuries by 108 bps for the quarter while Agency CMBS fared better with a 2.4% loss and outperforming Treasuries. The year-to-date experience has been similar, with Non-Agency CMBS trailing Treasuries by 175 bps while Agency MBS delivered 12 bps of positive excess return. Finally, Asset-Backed Securities (“ABS”) was one of the better performing fixed income sectors with a loss of 3.8% for the first half of the year, though the potential for consumer stress has been recently reflected in wider spreads.

PORTFOLIO REVIEW / PERIOD END POSITIONING

For the six month period ending June 30, 2022, the Portfolio trailed the Bloomberg U.S. Aggregate Bond Index (the “Index”) by 60 bps. Underperformance for the period was driven by positioning among spread sectors, with the overweight to residential mortgages a significant drag on returns. Agency MBS have been under pressure since the start of the year amid the significant upward repricing of rates, heightened volatility and the prospect of active Fed sales, and suffered a nearly 9% negative total return, while Non-Agency MBS collateral widened on broader market volatility and reduced trading. Moreover, ABS and CMBS positions held back returns, with spreads widening in both sectors as cracks in consumer strength held back ABS, while slowing retail activity and the popularization of away-from-the-office work arrangements weighed on CMBS collateral. Nevertheless, at period end, the team remained constructive on mortgage credit overall due to continued home price appreciation, low delinquency rates and stricter underwriting standards.

Portfolio duration was shorter than the Index for the first half of the period, which helped performance as Treasury yields surged higher. Although positioning was extended to a modest overweight during the latter part of the period, the impact from duration positioning was positive overall.

Finally, an underweight to Corporate Credit early in the period rewarded relative returns, though the position gave way to an overweight as improved valuations amid elevated volatility provided opportunities to add opportunistically. Issue selection within Credit reflected a drag, however, as nearly all corporate sectors widened.

Given repriced expectations of Fed hikes and climbing Treasury yields, the duration profile of the Portfolio was extended during the period, moving from a relative short to a modestly long position versus the Index. Among Corporates, buy interest has increased as valuations have improved to reflect more symmetric risk/reward profiles.

BHFTI-1

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Managed by TCW Investment Management Company

Portfolio Manager Commentary*—(Continued)

Banking is a preferred sector as fundamentals remain solid (good liquidity, peak margins, improved credit metrics, stable leverage ratios), while yield spread levels – i.e., compensation – are the highest since 2009. Additions have been made in this sector, among others, at attractive levels, and are expected to benefit returns as yield spreads, in time, move more in line with fundamentals. Within the Securitized space, high quality Residential MBS, both Agency and Non-Agency, continued to look attractive to the team as recent home price appreciation provides ample cushion for homeowners and investors, even if home prices start to level off or drop somewhat. Similarly, we believe ABS at the top of the capital structure provides fair compensation given robust structures, even with the possibility of recession. We believe CMBS has the potential for significant future volatility – specific properties should do well, in our view, while the broader market is likely to face challenges. As a result, allocations in CMBS heavily favored single asset/single borrower CMBS, where exposures can be targeted rather than more broadly diversified issues during the period.

Laird Landmann

Stephen Kane

Bryan Whalen

Portfolio Managers

TCW Investment Management Company

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities.

BHFTI-2

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

A $10,000 INVESTMENT COMPARED TO THE BLOOMBERG U.S. AGGREGATE BOND INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2022

	6 Month	1 Year	5 Year	Since Inception[1]
TCW Core Fixed Income Portfolio
Class A	-10.95	-11.04	1.21	1.37
Class B	-11.02	-11.19	0.95	1.17
Bloomberg U.S. Aggregate Bond Index	-10.35	-10.29	0.88	1.20

1 Inception date of the Class A and Class B shares is 5/1/2015. The since inception return of the index is based on the Portfolio’s inception date.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2022

Top Sectors

% of Net Assets
U.S. Treasury & Government Agencies	69.5
Corporate Bonds & Notes	29.3
Asset-Backed Securities	10.0
Mortgage-Backed Securities	7.1
Municipals	0.6
Foreign Government	0.1

BHFTI-3

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2022 through June 30, 2022.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

TCW Core Fixed Income Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period** January 1, 2022 to June 30, 2022
Class A (a)	Actual	0.44%	$1,000.00	$890.50	$2.06
	Hypothetical*	0.44%	$1,000.00	$1,022.61	$2.21

Class B (a)	Actual	0.69%	$1,000.00	$889.80	$3.23
	Hypothetical*	0.69%	$1,000.00	$1,021.37	$3.46

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 6 of the Notes to Financial Statements.

BHFTI-4

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—69.5% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—33.5%
Fannie Mae 15 Yr. Pool 3.000%, 06/01/32	530,455	$525,767
Fannie Mae 20 Yr. Pool
2.000%, 08/01/40	2,471,071	2,210,076
2.000%, 10/01/40	6,291,470	5,626,453
2.000%, 11/01/40	3,686,217	3,296,342
2.000%, 07/01/41	4,007,043	3,582,229
Fannie Mae 30 Yr. Pool
2.000%, 12/01/51	15,190,231	13,228,361
2.000%, 02/01/52	14,418,267	12,569,262
2.000%, 04/01/52	12,195,877	10,631,715
2.500%, 02/01/52	9,359,267	8,427,064
2.500%, 03/01/52	7,145,893	6,432,185
3.000%, 07/01/45	8,215,969	7,816,351
3.000%, 09/01/49	4,388,120	4,118,130
3.500%, 01/01/48	2,858,671	2,794,123
3.500%, 02/01/48	1,494,275	1,463,422
4.000%, 06/01/47	756,412	755,827
4.500%, 02/01/46	1,360,646	1,397,395
4.500%, 05/01/48	3,924,439	3,963,050
4.500%, 08/01/48	690,862	697,436
Fannie Mae Pool
2.455%, 04/01/40	2,790,000	2,199,266
3.000%, 10/01/49	1,056,882	978,319
3.500%, 01/01/44	2,606,491	2,549,016
4.000%, 08/01/42	377,740	379,449
Fannie Mae REMICS (CMO)
3.000%, 06/25/48	1,788,512	1,709,426
3.500%, 01/25/47	2,338,761	2,332,791
3.500%, 06/25/47	1,229,491	1,227,569
Freddie Mac 15 Yr. Gold Pool
3.000%, 03/01/31	814,008	812,064
3.000%, 06/01/33	230,901	228,359
3.500%, 11/01/33	1,148,792	1,146,032
3.500%, 01/01/34	2,025,692	2,029,779
Freddie Mac 30 Yr. Gold Pool
3.000%, 09/01/46	975,464	924,380
3.000%, 10/01/46	2,617,501	2,486,362
3.000%, 11/01/46	4,045,804	3,826,367
3.000%, 01/01/47	5,002,997	4,736,774
3.500%, 01/01/44	1,943,325	1,911,500
3.500%, 04/01/45	3,046,604	3,004,496
3.500%, 11/01/45	307,263	300,971
3.500%, 06/01/46	1,112,258	1,082,792
3.500%, 08/01/46	1,321,995	1,301,260
3.500%, 04/01/47	6,873,872	6,727,126
3.500%, 12/01/47	10,778,582	10,551,882
3.500%, 01/01/48	12,753,846	12,577,554
3.500%, 03/01/48	9,009,952	8,817,571
4.000%, 01/01/45	2,121,684	2,138,718
4.000%, 12/01/45	4,775,099	4,825,241
4.000%, 03/01/48	405,702	407,077
4.000%, 06/01/48	27,640	27,734
4.000%, 11/01/48	653,498	655,586
4.500%, 10/01/48	1,422,189	1,438,983
5.000%, 06/01/48	385,906	398,061
5.000%, 08/01/48	65,113	67,122
5.000%, 10/01/48	814,289	840,954

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Pool
2.000%, 04/01/52	6,868,963	$5,968,858
2.500%, 04/01/52	2,294,256	2,065,108
3.000%, 01/01/50	5,806,776	5,452,457
Freddie Mac Multifamily Structured Pass-Through Certificates 3.750%, 04/25/33	5,465,000	5,462,552
Freddie Mac REMICS (CMO) 3.000%, 04/15/48	764,268	731,445
Ginnie Mae II 30 Yr. Pool
2.500%, TBA (a)	26,700,000	24,430,500
3.000%, 10/20/46	849,425	814,730
3.000%, 12/20/46	2,670,031	2,560,928
3.000%, 04/20/47	544,608	522,422
3.000%, 11/20/47	968,881	924,203
3.500%, 04/20/46	1,924,617	1,897,518
3.500%, 05/20/46	856,114	844,009
3.500%, 06/20/46	188,592	185,775
3.500%, 11/20/46	2,863,480	2,801,702
3.500%, 01/20/47	490,943	484,491
3.500%, 09/20/47	926,727	915,703
3.500%, 11/20/47	1,880,608	1,849,085
4.000%, 11/20/47	955,922	961,891
4.000%, 12/20/47	859,948	866,406
4.000%, 03/20/48	623,229	626,386
4.000%, 10/20/48	1,247,624	1,255,063
4.500%, 02/20/47	1,781,160	1,852,887
4.500%, 06/20/47	2,750,585	2,829,904
5.000%, 06/20/47	1,486,132	1,542,175
5.000%, 09/20/47	788,647	818,367
Ginnie Mae II Pool
3.000%, 10/20/49	982,502	923,263
3.500%, 07/20/49	142,977	136,901
Government National Mortgage Association (CMO) 3.500%, 09/20/48	1,513,201	1,509,097
Uniform Mortgage-Backed Securities 30 Yr. Pool
2.000%, TBA (a)	103,050,000	89,351,297
2.500%, TBA (a)	128,350,000	115,304,544
3.000%, TBA (a)	58,100,000	54,095,608
3.500%, TBA (a)	21,525,000	20,689,881
4.000%, TBA (a)	21,550,000	21,249,899
4.500%, TBA (a)	13,825,000	13,877,384

		559,978,208

Federal Agencies—1.7%
Federal Home Loan Banks
1.040%, 06/14/24	20,515,000	19,825,222
1.610%, 09/04/24	9,855,000	9,599,781

		29,425,003

U.S. Treasury—34.3%
U.S. Treasury Bonds
2.000%, 11/15/41	78,167,000	62,081,697
2.375%, 02/15/42	38,805,000	32,905,427
2.875%, 05/15/52	15,285,000	14,437,160
U.S. Treasury Inflation Indexed Bond 0.125%, 02/15/52 (b)	4,171,132	3,236,321

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes
2.500%, 04/30/24 (c)	25,768,000	$25,543,537
2.500%, 05/31/24 (c)	24,180,000	23,961,813
2.625%, 05/31/27 (c)	44,290,000	43,452,642
2.750%, 04/30/27	55,880,000	55,124,747
2.875%, 06/15/25 (c)	192,965,000	192,196,154
2.875%, 05/15/32 (c)	12,463,000	12,322,791
3.000%, 06/30/24	23,945,000	23,957,160
3.250%, 06/30/27	83,040,000	83,850,937

		573,070,386

Total U.S. Treasury & Government Agencies (Cost $1,185,614,215)		1,162,473,597

Corporate Bonds & Notes—29.3%

Aerospace/Defense—0.3%
BAE Systems Holdings, Inc. 3.850%, 12/15/25 (144A) (c)	1,500,000	1,472,977
Boeing Co. (The) 1.433%, 02/04/24	3,500,000	3,343,302

		4,816,279

Agriculture—0.6%
BAT Capital Corp. 4.390%, 08/15/37	830,000	658,431
4.540%, 08/15/47	5,585,000	4,094,956
5.650%, 03/16/52 (c)	430,000	371,051
Imperial Brands Finance plc 3.125%, 07/26/24 (144A) (c)	2,800,000	2,711,295
Reynolds American, Inc. 5.700%, 08/15/35 (c)	1,170,000	1,109,687
5.850%, 08/15/45	1,805,000	1,514,562

		10,459,982

Airlines—0.1%
American Airlines Pass-Through Trust 4.000%, 07/15/25	888,024	816,472
U.S. Airways Pass-Through Trust 6.250%, 04/22/23	970,993	966,573

		1,783,045

Auto Manufacturers—0.2%
General Motors Co. 4.875%, 10/02/23 (c)	3,330,000	3,361,925

Banks—10.0%
Bank of America Corp. 1.658%, SOFR + 0.910%, 03/11/27 (c) (d)	9,885,000	8,859,223
1.734%, SOFR + 0.960%, 07/22/27 (c) (d)	1,591,000	1,414,234
2.087%, SOFR + 1.060%, 06/14/29 (c) (d)	3,640,000	3,117,228
2.592%, SOFR + 2.150%, 04/29/31 (c) (d)	2,305,000	1,954,970
2.687%, SOFR + 1.320%, 04/22/32 (d)	4,260,000	3,576,346
3.004%, 3M LIBOR + 0.790%, 12/20/23 (d)	6,139,000	6,118,876
3.970%, 3M LIBOR + 1.070%, 03/05/29 (d)	990,000	944,009

Banks—(Continued)
Citigroup, Inc. 1.281%, SOFR + 0.528%, 11/03/25 (d)	550,000	510,663
1.462%, SOFR + 0.770%, 06/09/27 (c) (d)	5,180,000	4,579,593
2.014%, SOFR + 0.694%, 01/25/26 (d)	850,000	796,286
2.561%, SOFR + 1.167%, 05/01/32 (d)	925,000	761,610
2.572%, SOFR + 2.107%, 06/03/31 (d)	1,230,000	1,033,924
3.057%, SOFR + 1.351%, 01/25/33 (c) (d)	3,655,000	3,098,177
3.070%, SOFR + 1.280%, 02/24/28 (c) (d)	960,000	890,583
3.352%, 3M LIBOR + 0.897%, 04/24/25 (d)	335,000	328,116
3.785%, SOFR + 1.939%, 03/17/33 (d)	1,625,000	1,464,114
Credit Suisse Group AG 1.305%, SOFR + 0.980%, 02/02/27 (144A) (d)	1,310,000	1,125,992
2.193%, SOFR + 2.044%, 06/05/26 (144A) (d)	5,220,000	4,731,123
2.593%, SOFR + 1.560%, 09/11/25 (144A) (d)	490,000	461,004
3.091%, SOFR + 1.730%, 05/14/32 (144A) (c) (d)	2,690,000	2,140,682
3.869%, 3M LIBOR + 1.410%, 01/12/29 (144A) (d)	785,000	705,414
4.282%, 01/09/28 (144A)	340,000	317,408
DNB Bank ASA 1.605%, 1Y H15 + 0.680%, 03/30/28 (144A) (c) (d)	3,140,000	2,724,546
Goldman Sachs Group, Inc. (The) 0.925%, SOFR + 0.486%, 10/21/24 (c) (d)	2,060,000	1,969,887
1.093%, SOFR + 0.789%, 12/09/26 (d)	1,025,000	912,926
1.217%, 12/06/23	5,155,000	4,966,351
1.431%, SOFR + 0.798%, 03/09/27 (c) (d)	5,605,000	4,968,338
1.542%, SOFR + 0.818%, 09/10/27 (c) (d)	1,970,000	1,729,274
1.948%, SOFR + 0.913%, 10/21/27 (c) (d)	3,925,000	3,473,831
2.383%, SOFR + 1.248%, 07/21/32 (d)	2,705,000	2,187,415
2.650%, SOFR + 1.264%, 10/21/32 (c) (d)	1,310,000	1,079,489
3.200%, 02/23/23 (c)	875,000	875,305
HSBC Holdings plc 2.013%, SOFR + 1.732%, 09/22/28 (d)	5,400,000	4,618,816
2.206%, SOFR + 1.285%, 08/17/29 (d)	2,880,000	2,418,979
2.633%, SOFR + 1.402%, 11/07/25 (c) (d)	1,835,000	1,749,720
2.804%, SOFR + 1.187%, 05/24/32 (d)	2,180,000	1,790,170
2.871%, SOFR + 1.410%, 11/22/32 (c) (d)	1,025,000	838,760
4.755%, SOFR + 2.110%, 06/09/28 (d)	675,000	656,177
JPMorgan Chase & Co. 0.697%, SOFR + 0.580%, 03/16/24 (c) (d)	3,935,000	3,848,986
0.969%, 3M TSFR + 0.580%, 06/23/25 (d)	3,930,000	3,673,760
1.578%, SOFR + 0.885%, 04/22/27 (d)	5,370,000	4,778,852
1.953%, SOFR + 1.065%, 02/04/32 (c) (d)	3,330,000	2,661,581
2.005%, TSFR3M + 1.585%, 03/13/26 (c) (d)	1,700,000	1,591,953
2.083%, SOFR + 1.850%, 04/22/26 (d)	450,000	420,783
2.545%, SOFR + 1.180%, 11/08/32 (d)	1,945,000	1,615,982
2.580%, SOFR + 1.250%, 04/22/32 (d)	1,910,000	1,607,082
2.947%, SOFR + 1.170%, 02/24/28 (c) (d)	1,250,000	1,158,113
2.963%, SOFR + 1.260%, 01/25/33 (d)	1,010,000	866,945
Lloyds Banking Group plc 1.627%, 1Y H15 + 0.850%, 05/11/27 (c) (d)	1,200,000	1,066,447
2.907%, 3M LIBOR + 0.810%, 11/07/23 (d)	2,010,000	2,003,022
3.750%, 1Y H15 + 1.800%, 03/18/28 (c) (d)	1,085,000	1,032,570
3.870%, 1Y H15 + 3.500%, 07/09/25 (d)	2,515,000	2,483,691
Macquarie Group, Ltd. 2.871%, SOFR + 1.532%, 01/14/33 (144A) (d)	5,160,000	4,209,106
4.442%, SOFR + 2.405%, 06/21/33 (144A) (c) (d)	1,210,000	1,118,983

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Morgan Stanley 1.164%, SOFR + 0.560%, 10/21/25 (c) (d)	5,365,000	$4,970,520
1.593%, SOFR + 0.879%, 05/04/27 (c) (d)	2,740,000	2,432,186
1.928%, SOFR + 1.020%, 04/28/32 (d)	2,965,000	2,351,151
2.239%, SOFR + 1.178%, 07/21/32 (d)	645,000	522,516
2.511%, SOFR + 1.200%, 10/20/32 (c) (d)	1,405,000	1,160,887
3.875%, 01/27/26	2,010,000	1,979,557
5.297%, SOFR + 2.620%, 04/20/37 (d)	1,170,000	1,133,027
NatWest Group plc 4.269%, 3M LIBOR + 1.762%, 03/22/25 (d)	3,830,000	3,790,620
Santander UK Group Holdings plc
1.089%, SOFR + 0.787%, 03/15/25 (d)	3,445,000	3,216,473
1.532%, 1Y H15 + 1.250%, 08/21/26 (d)	330,000	295,559
1.673%, SOFR + 0.989%, 06/14/27 (d)	1,250,000	1,091,084
2.469%, SOFR + 1.220%, 01/11/28 (c) (d)	725,000	640,596
Santander UK plc 5.000%, 11/07/23 (144A)	3,950,000	3,977,571
UBS Group AG 4.488%, 1Y H15 + 1.550%, 05/12/26 (144A) (c) (d)	1,040,000	1,036,027
Wells Fargo & Co. 2.164%, 3M LIBOR + 0.750%, 02/11/26 (c) (d)	2,885,000	2,711,510
2.393%, SOFR + 2.100%, 06/02/28 (d)	6,130,000	5,489,592
3.350%, SOFR + 1.500%, 03/02/33 (c) (d)	5,085,000	4,512,761
3.526%, SOFR + 1.510%, 03/24/28 (d)	4,740,000	4,489,478
5.013%, SOFR + 4.502%, 04/04/51 (c) (d)	755,000	740,503

		166,569,033

Beverages—0.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.700%, 02/01/36	1,500,000	1,437,041
4.900%, 02/01/46	2,374,000	2,231,298
Anheuser-Busch InBev Worldwide, Inc. 4.600%, 04/15/48	1,200,000	1,077,351
Bacardi, Ltd. 4.450%, 05/15/25 (144A)	405,000	400,964
5.300%, 05/15/48 (144A)	1,105,000	1,039,144

		6,185,798

Biotechnology—0.2%
Amgen, Inc. 4.200%, 02/22/52 (c)	1,965,000	1,724,026
4.400%, 02/22/62 (c)	965,000	839,863

		2,563,889

Chemicals—0.2%
International Flavors & Fragrances, Inc. 2.300%, 11/01/30 (144A) (c)	4,273,000	3,511,770
5.000%, 09/26/48 (c)	460,000	428,526

		3,940,296

Commercial Services—0.1%
S&P Global, Inc. 4.750%, 08/01/28 (144A)	1,500,000	1,524,024

Cosmetics/Personal Care—0.2%
GSK Consumer Healthcare Capital U.S. LLC 3.625%, 03/24/32 (144A) (c)	3,750,000	3,465,603

Diversified Financial Services—1.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.000%, 10/29/28	1,765,000	1,486,693
3.300%, 01/30/32 (c)	4,300,000	3,442,113
3.875%, 01/23/28 (c)	475,000	428,729
Air Lease Corp. 2.300%, 02/01/25 (c)	4,715,000	4,412,765
American Express Co. 2.550%, 03/04/27 (c)	1,930,000	1,798,318
Avolon Holdings Funding, Ltd.
2.528%, 11/18/27 (144A) (c)	1,274,000	1,038,485
2.875%, 02/15/25 (144A) (c)	1,995,000	1,835,032
3.950%, 07/01/24 (144A)	560,000	536,158
Capital One Financial Corp. 3.273%, SOFR + 1.790%, 03/01/30 (c) (d)	2,700,000	2,389,379
Charles Schwab Corp. (The) 2.900%, 03/03/32 (c)	2,895,000	2,548,558
Intercontinental Exchange, Inc. 1.850%, 09/15/32 (c)	2,155,000	1,683,115
4.600%, 03/15/33	550,000	546,803
Park Aerospace Holdings, Ltd. 4.500%, 03/15/23 (144A)	2,330,000	2,321,466
5.500%, 02/15/24 (144A)	390,000	386,833
Raymond James Financial, Inc. 4.950%, 07/15/46 (c)	995,000	969,654

		25,824,101

Electric—2.0%
Appalachian Power Co. 3.300%, 06/01/27	760,000	728,577
4.450%, 06/01/45	1,440,000	1,255,730
Duke Energy Carolinas LLC 4.250%, 12/15/41	1,300,000	1,197,922
Duke Energy Corp. 2.550%, 06/15/31 (c)	680,000	564,905
Duke Energy Progress LLC 4.100%, 05/15/42	1,000,000	904,139
4.100%, 03/15/43 (c)	2,325,000	2,084,642
El Paso Electric Co. 3.300%, 12/15/22	825,000	825,211
Evergy Metro, Inc. 4.200%, 03/15/48	2,250,000	2,015,082
Eversource Energy 4.600%, 07/01/27	1,660,000	1,673,279
FirstEnergy Transmission LLC 4.350%, 01/15/25 (144A)	3,430,000	3,376,105
Florida Power & Light Co. 3.990%, 03/01/49	2,000,000	1,822,325
International Transmission Co. 4.625%, 08/15/43	2,750,000	2,693,767
MidAmerican Energy Co. 4.800%, 09/15/43	905,000	897,102

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
NextEra Energy Capital Holdings, Inc. 5.000%, 07/15/32 (c)	1,495,000	$1,531,630
PacifiCorp 3.350%, 07/01/25	2,000,000	1,986,673
Pennsylvania Electric Co. 3.250%, 03/15/28 (144A)	570,000	528,817
4.150%, 04/15/25 (144A)	2,800,000	2,752,386
Public Service Co. of New Mexico 3.850%, 08/01/25	3,135,000	3,083,538
Southwestern Electric Power Co. 4.100%, 09/15/28	3,000,000	2,897,778

		32,819,608

Entertainment—0.5%
Magallanes, Inc. 4.279%, 03/15/32 (144A) (c)	870,000	777,556
5.050%, 03/15/42 (144A)	4,510,000	3,837,063
5.141%, 03/15/52 (144A) (c)	3,925,000	3,294,449

		7,909,068

Food—0.5%
JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc. 3.000%, 05/15/32 (144A) (c)	2,285,000	1,754,790
3.750%, 12/01/31 (144A)	380,000	311,747
4.375%, 02/02/52 (144A)	1,500,000	1,060,830
6.500%, 12/01/52 (144A)	1,795,000	1,699,273
Kraft Heinz Foods Co. 4.875%, 10/01/49 (c)	1,645,000	1,452,948
5.000%, 07/15/35	721,000	697,954
5.200%, 07/15/45 (c)	1,915,000	1,772,186

		8,749,728

Gas—0.5%
KeySpan Gas East Corp. 3.586%, 01/18/52 (144A)	5,000,000	3,728,268
Southern Co. Gas Capital Corp. 3.250%, 06/15/26 (c)	4,000,000	3,838,199
Spire, Inc. 4.700%, 08/15/44	1,000,000	906,787

		8,473,254

Healthcare-Services—2.1%
Aetna, Inc. 2.800%, 06/15/23 (c)	2,000,000	1,975,191
Centene Corp. 3.000%, 10/15/30 (c)	4,362,000	3,615,008
CommonSpirit Health 2.782%, 10/01/30	870,000	751,875
3.347%, 10/01/29	1,050,000	969,186
Elevance Health, Inc. 3.650%, 12/01/27 (c)	2,235,000	2,175,175
Fresenius Medical Care U.S. Finance III, Inc. 1.875%, 12/01/26 (144A) (c)	2,050,000	1,765,530

Healthcare-Services—(Continued)
HCA, Inc. 2.375%, 07/15/31	465,000	362,567
3.625%, 03/15/32 (144A) (c)	1,875,000	1,581,754
4.125%, 06/15/29	2,493,000	2,273,081
4.625%, 03/15/52 (144A) (c)	970,000	776,060
5.250%, 04/15/25 (c)	1,000,000	1,001,556
5.250%, 06/15/26	1,505,000	1,497,357
5.250%, 06/15/49 (c)	3,200,000	2,756,001
5.500%, 06/15/47 (c)	1,000,000	892,033
Humana, Inc. 3.700%, 03/23/29 (c)	4,685,000	4,435,029
New York and Presbyterian Hospital (The) 3.563%, 08/01/36 (c)	4,490,000	4,102,918
UnitedHealth Group, Inc. 4.250%, 04/15/47	1,995,000	1,868,025
4.750%, 05/15/52	1,745,000	1,744,109

		34,542,455

Insurance—0.9%
Aon Corp. 3.900%, 02/28/52 (c)	960,000	785,188
Athene Global Funding 1.985%, 08/19/28 (144A) (c)	5,100,000	4,234,262
3.205%, 03/08/27 (144A)	1,055,000	959,465
Berkshire Hathaway Finance Corp. 3.850%, 03/15/52 (c)	2,885,000	2,469,721
Farmers Exchange Capital III 5.454%, 3M LIBOR + 3.454%, 10/15/54 (144A) (d)	3,530,000	3,478,754
Farmers Insurance Exchange 4.747%, 3M LIBOR + 3.231%, 11/01/57 (144A) (d)	90,000	82,296
Teachers Insurance & Annuity Association of America 4.375%, 3M LIBOR + 2.661%, 09/15/54 (144A) (d)	3,500,000	3,431,292

		15,440,978

Internet—0.1%
Tencent Holdings, Ltd. 3.680%, 04/22/41 (144A)	920,000	730,792
3.840%, 04/22/51 (144A)	910,000	705,763

		1,436,555

Media—0.7%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 5.250%, 04/01/53 (c)	1,605,000	1,356,246
5.375%, 05/01/47	6,500,000	5,534,500
Paramount Global 4.200%, 05/19/32 (c)	1,780,000	1,569,983
Time Warner Cable LLC 5.500%, 09/01/41	2,065,000	1,802,566
Walt Disney Co. (The) 3.600%, 01/13/51 (c)	1,275,000	1,064,168

		11,327,463

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Miscellaneous Manufacturing—0.2%
GE Capital International Funding Co., Unlimited Co. 4.418%, 11/15/35	3,179,000	$2,969,171

Oil & Gas—0.4%
Exxon Mobil Corp. 4.327%, 03/19/50 (c)	132,000	124,435
Hess Corp. 5.600%, 02/15/41	1,200,000	1,169,151
Occidental Petroleum Corp. 4.500%, 07/15/44	620,000	491,350
Petroleos Mexicanos 6.750%, 09/21/47	3,228,000	1,993,290
6.950%, 01/28/60 (c)	355,000	218,502
7.690%, 01/23/50	2,110,000	1,434,378
Shell International Finance B.V. 4.550%, 08/12/43	1,400,000	1,328,036

		6,759,142

Packaging & Containers—0.4%
Amcor Finance USA, Inc. 3.625%, 04/28/26	2,625,000	2,525,875
Berry Global, Inc. 1.570%, 01/15/26	4,810,000	4,289,171

		6,815,046

Pharmaceuticals—1.3%
AbbVie, Inc. 4.400%, 11/06/42	2,600,000	2,362,884
4.450%, 05/14/46	1,384,000	1,255,440
4.500%, 05/14/35	599,000	581,366
4.550%, 03/15/35	775,000	753,841
Bayer U.S. Finance LLC 4.250%, 12/15/25 (144A)	1,195,000	1,179,389
4.375%, 12/15/28 (144A)	3,900,000	3,797,523
4.400%, 07/15/44 (144A)	1,205,000	966,756
4.625%, 06/25/38 (144A) (c)	1,250,000	1,130,080
4.875%, 06/25/48 (144A) (c)	1,965,000	1,766,185
Bristol-Myers Squibb Co. 3.700%, 03/15/52	110,000	95,004
Cigna Corp. 3.400%, 03/15/51	739,000	568,430
3.875%, 10/15/47	3,350,000	2,762,201
CVS Health Corp. 5.050%, 03/25/48	5,280,000	5,054,270
5.125%, 07/20/45	100,000	96,322

		22,369,691

Pipelines—1.1%
Enbridge Energy Partners L.P. 5.875%, 10/15/25 (c)	850,000	885,431
Energy Transfer L.P. 5.000%, 05/15/50 (c)	3,830,000	3,259,117
5.150%, 03/15/45	2,352,000	2,011,059
5.400%, 10/01/47	1,200,000	1,052,849

Pipelines—(Continued)
Enterprise Products Operating LLC 5.100%, 02/15/45	970,000	912,360
Kinder Morgan, Inc. 5.550%, 06/01/45 (c)	1,275,000	1,200,787
Plains All American Pipeline L.P. / PAA Finance Corp. 3.800%, 09/15/30 (c)	1,290,000	1,140,262
Rockies Express Pipeline LLC 4.950%, 07/15/29 (144A) (c)	3,000,000	2,565,000
Ruby Pipeline LLC 8.000%, 04/01/22 (144A) † (c)	2,262,727	1,923,318
Texas Eastern Transmission L.P. 2.800%, 10/15/22 (144A)	3,275,000	3,274,215

		18,224,398

Real Estate Investment Trusts—1.4%
American Assets Trust L.P. 3.375%, 02/01/31	1,950,000	1,668,529
American Campus Communities Operating Partnership L.P. 2.250%, 01/15/29	765,000	708,393
2.850%, 02/01/30 (c)	1,215,000	1,153,163
3.750%, 04/15/23	1,500,000	1,501,634
GLP Capital L.P. / GLP Financing II, Inc. 3.350%, 09/01/24 (c)	385,000	367,924
4.000%, 01/15/30 (c)	365,000	319,649
5.250%, 06/01/25	1,000,000	980,690
5.300%, 01/15/29	265,000	253,104
5.375%, 04/15/26 (c)	3,160,000	3,092,439
5.750%, 06/01/28	2,000,000	1,953,600
Healthcare Trust of America Holdings L.P.
2.000%, 03/15/31	1,477,000	1,144,903
3.500%, 08/01/26	2,399,000	2,282,896
Invitation Homes Operating Partnership L.P. 4.150%, 04/15/32	1,855,000	1,684,215
SL Green Operating Partnership L.P. 3.250%, 10/15/22 (c)	2,038,000	2,032,883
VICI Properties L.P. 4.950%, 02/15/30 (c)	60,000	56,863
5.125%, 05/15/32 (c)	1,730,000	1,630,248
5.625%, 05/15/52 (c)	954,000	868,302
VICI Properties L.P. / VICI Note Co., Inc. 3.750%, 02/15/27 (144A) (c)	100,000	87,957
3.875%, 02/15/29 (144A) (c)	995,000	855,772
4.500%, 09/01/26 (144A)	550,000	506,000
4.500%, 01/15/28 (144A)	335,000	305,284
4.625%, 06/15/25 (144A)	145,000	137,931
5.750%, 02/01/27 (144A)	610,000	578,829

		24,171,208

Retail—0.3%
Alimentation Couche-Tard, Inc. 3.550%, 07/26/27 (144A) (c)	2,750,000	2,564,411
Starbucks Corp. 3.000%, 02/14/32 (c)	1,945,000	1,690,676

		4,255,087

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Savings & Loans—0.3%
Nationwide Building Society 2.972%, SOFR + 1.290%, 02/16/28 (144A) (c) (d)	2,435,000	$2,222,298
3.766%, 3M LIBOR + 1.064%, 03/08/24 (144A) (c) (d)	2,820,000	2,812,628

		5,034,926

Semiconductors—0.1%
Broadcom, Inc. 3.469%, 04/15/34 (144A)	916,000	745,503
4.300%, 11/15/32	905,000	821,957
TSMC Arizona Corp. 4.500%, 04/22/52 (c)	900,000	880,270

		2,447,730

Software—0.3%
Oracle Corp. 3.600%, 04/01/50 (c)	2,750,000	1,910,310
3.950%, 03/25/51 (c)	2,710,000	1,990,486
Take-Two Interactive Software, Inc. 4.000%, 04/14/32 (c)	775,000	727,349

		4,628,145

Telecommunications—2.4%
AT&T, Inc. 2.550%, 12/01/33 (c)	2,985,000	2,421,532
3.800%, 12/01/57	5,084,000	3,926,489
4.300%, 12/15/42	2,701,000	2,354,534
4.750%, 05/15/46	1,590,000	1,471,650
4.850%, 03/01/39	1,368,000	1,310,532
5.250%, 03/01/37 (c)	2,485,000	2,560,523
Level 3 Financing, Inc. 3.400%, 03/01/27 (144A)	575,000	495,264
3.875%, 11/15/29 (144A) (c)	5,185,000	4,282,280
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 4.738%, 03/20/25 (144A)	5,830,013	5,830,984
5.152%, 03/20/28 (144A)	1,650,000	1,662,163
T-Mobile USA, Inc. 2.550%, 02/15/31 (c)	1,400,000	1,178,022
3.750%, 04/15/27 (c)	2,145,000	2,065,462
3.875%, 04/15/30	4,498,000	4,197,786
4.375%, 04/15/40	2,335,000	2,084,284
Verizon Communications, Inc. 2.550%, 03/21/31 (c)	1,105,000	944,783
Vodafone Group plc 4.875%, 06/19/49	2,620,000	2,399,236
5.250%, 05/30/48	1,690,000	1,607,809

		40,793,333

Total Corporate Bonds & Notes (Cost $549,982,458)		489,660,961

Asset-Backed Securities—10.0%
Security Description	Principal Amount*	Value

Asset-Backed-Home Equity—0.8%
Asset-Backed Funding Certificates Trust 1.904%, 1M LIBOR + 0.280%, 09/25/36 (d)	93,005	92,941
New Century Home Equity Loan Trust 2.404%, 1M LIBOR + 0.780%, 08/25/34 (d)	5,632,002	5,258,596
Option One Mortgage Loan Trust 2.284%, 1M LIBOR + 0.660%, 05/25/35 (d)	552,573	549,636
Soundview Home Loan Trust 1.834%, 1M LIBOR + 0.210%, 06/25/37 (d)	10,815,769	7,743,694

		13,644,867

Asset-Backed - Other—5.5%
AGL CLO, Ltd. 2.223%, 3M LIBOR + 1.160%, 07/20/34 (144A) (d)	5,400,000	5,220,159
AIG CLO, Ltd. 2.183%, 3M LIBOR + 1.120%, 04/20/32 (144A) (d)	5,000,000	4,906,690
Ameriquest Mortgage Securities, Inc. 2.209%, 1M LIBOR + 0.585%, 03/25/36 (d)	687,739	682,134
2.374%, 1M LIBOR + 0.750%, 01/25/36 (d)	5,965,000	5,828,152
AMMC CLO, Ltd. 2.184%, 3M LIBOR + 1.140%, 10/16/28 (144A) (d)	1,195,643	1,188,041
2.234%, 3M LIBOR + 1.050%, 07/24/29 (144A) (d)	4,732,933	4,668,826
Arbor Realty Commercial Real Estate Notes, Ltd. 2.394%, 1M LIBOR + 1.070%, 08/15/34 (144A) (d)	4,570,000	4,404,479
BSPRT Issuer, Ltd. 2.474%, 1M LIBOR + 1.150%, 05/15/29 (144A) (d)	801,067	800,587
Carrington Mortgage Loan Trust Series 2007-RFC1 1.764%, 1M LIBOR + 0.140%, 12/25/36 (d)	7,926,628	7,453,889
CWABS Asset-Backed Certificates Trust 2.674%, 1M LIBOR + 1.050%, 11/25/35 (d)	955,475	951,508
Dryden XXVI Senior Loan Fund 1.944%, 3M LIBOR + 0.900%, 04/15/29 (144A) (d)	2,090,424	2,056,925
Flexential Issuer 3.250%, 11/27/51 (144A)	4,753,000	4,345,426
FS Rialto 2.709%, 1M LIBOR + 1.200%, 12/16/36 (144A) (d)	2,718,109	2,708,944
JPMorgan Mortgage Acquisition Trust 1.974%, 1M LIBOR + 0.350%, 01/25/37 (d)	8,307,000	7,743,626
Madison Park Funding, Ltd. 2.056%, 3M LIBOR + 0.920%, 01/22/28 (144A) (d)	1,743,656	1,718,356
Neuberger Berman CLO XX, Ltd. 2.694%, 3M LIBOR + 1.650%, 07/15/34 (144A) (d)	5,000,000	4,742,250
New Economy Assets Phase 1 Sponsor LLC 2.410%, 10/20/61 (144A)	4,765,000	4,124,490
Octagon Investment Partners 46, Ltd. 2.204%, 3M LIBOR + 1.160%, 07/15/36 (144A) (d)	5,520,000	5,308,468
OHA Credit Funding 4, Ltd. 2.786%, 3M LIBOR + 1.650%, 10/22/36 (144A) (d)	4,000,000	3,789,092
Popular ABS Mortgage Pass-Through Trust 2.209%, 1M LIBOR + 0.585%, 02/25/36 (d)	3,259,013	3,222,185
Rockford Tower CLO, Ltd. 2.253%, 3M LIBOR + 1.190%, 10/20/30 (144A) (d)	5,200,000	5,096,603
Structured Asset Investment Loan Trust 2.424%, 1M LIBOR + 0.800%, 07/25/34 (d)	1,755,166	1,693,185

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Vantage Data Centers Issuer LLC 4.196%, 11/16/43 (144A)	4,825,654	$4,784,811
Wellman Park CLO, Ltd. 2.144%, 3M LIBOR + 1.100%, 07/15/34 (144A) (d)	4,750,000	4,595,145

		92,033,971

Asset-Backed - Student Loan—3.7%
Navient Student Loan Trust 2.674%, 1M LIBOR + 1.050%, 07/26/66 (144A) (d)	5,600,000	5,524,930
3.124%, 1M LIBOR + 1.500%, 10/25/58 (d)	2,470,000	2,172,330
SLC Student Loan Trust 1.989%, 3M LIBOR + 0.160%, 09/15/39 (d)	9,284,796	8,773,349
1.989%, 3M LIBOR + 0.160%, 03/15/55 (d)	8,310,000	7,737,454
SLM Student Loan Trust 1.514%, 3M LIBOR + 0.330%, 01/25/22 (d)	2,567,452	2,493,988
1.554%, 3M LIBOR + 0.370%, 01/25/40 (d)	2,976,726	2,751,417
1.734%, 3M LIBOR + 0.550%, 10/25/64 (144A) (d)	4,261,364	4,133,389
2.284%, 3M LIBOR + 1.100%, 07/25/23 (d)	5,007,967	4,874,160
2.374%, 1M LIBOR + 0.750%, 05/26/26 (d)	4,892,361	4,692,166
2.374%, 1M LIBOR + 0.750%, 01/25/45 (144A) (d)	2,359,785	2,285,997
2.684%, 3M LIBOR + 1.500%, 04/25/23 (d)	2,121,869	2,116,244
3.029%, 3M LIBOR + 1.200%, 12/15/33 (144A) (d)	3,541,242	3,391,433
3.424%, 1M LIBOR + 1.800%, 09/25/43 (d)	5,800,000	5,607,156
Wachovia Student Loan Trust 1.354%, 3M LIBOR + 0.170%, 04/25/40 (144A) (d)	4,648,310	4,464,157

		61,018,170

Total Asset-Backed Securities (Cost $168,970,070)		166,697,008

Mortgage-Backed Securities—7.1%

Collateralized Mortgage Obligations—4.5%
Angel Oak Mortgage Trust 3.353%, 01/25/67 (144A) (d)	7,727,713	7,409,710
CIM Trust 1.951%, 06/25/57 (144A) (d)	6,339,319	5,748,545
2.000%, 05/01/61 (144A) (d)	7,020,422	6,380,137
2.000%, 08/25/61 (144A) (d)	5,315,161	4,527,248
2.500%, 04/25/51 (144A) (d)	11,260,056	9,620,749
3.000%, 10/25/59 (144A) (d)	4,981,059	4,652,009
3.750%, 07/25/58 (144A) (d)	2,993,350	2,982,233
Credit Suisse Mortgage Trust 1.244%, 09/27/46 (144A) (d)	164,632	164,045
3.850%, 09/25/57 (144A) (d)	4,682,947	4,544,418
CSMC Trust 4.547%, 05/25/67 (144A) (d)	4,539,470	4,479,727
GS Mortgage-Backed Securities Trust 3.750%, 10/25/57 (144A)	3,956,732	3,895,869
JPMorgan Mortgage Trust 2.500%, 06/25/52 (144A) (d)	11,185,573	10,175,986
Morgan Stanley Resecuritization Trust 3.066%, 08/26/47 (144A) (d)	507,528	506,876
Nomura Resecuritization Trust 1.526%, 11/26/35 (144A) (d)	275,715	274,953

Collateralized Mortgage Obligations—(Continued)
PHH Alternative Mortgage Trust 2.224%, 1M LIBOR + 0.600%, 07/25/37 (d)	4,761,285	4,621,606
Towd Point Mortgage Trust 2.750%, 10/25/56 (144A) (d)	1,487,035	1,475,105
WaMu Mortgage Pass-Through Certificates Trust 2.204%, 1M LIBOR + 0.580%, 10/25/45 (d)	2,088,413	1,989,300
3.467%, 06/25/34 (d)	3,015,615	2,904,827

		76,353,343

Commercial Mortgage-Backed Securities—2.6%
BAMLL Commercial Mortgage Securities Trust 4.227%, 08/10/38 (144A) (d)	3,265,000	3,157,787
Bank 4.493%, 06/15/55 (d)	4,231,000	4,295,548
BX Trust 3.202%, 12/09/41 (144A)	895,000	799,648
BXHPP Trust 1.974%, 1M LIBOR + 0.650%, 08/15/36 (144A) (d)	4,777,000	4,526,408
CALI Mortgage Trust 3.957%, 03/10/39 (144A)	2,200,000	2,086,008
COMM Mortgage Trust 3.620%, 07/10/50	2,888,457	2,837,388
Credit Suisse Mortgage Capital Certificates 2.304%, 1M LIBOR + 0.980%, 05/15/36 (144A) (d)	5,000,000	4,918,145
DC Office Trust 2.965%, 09/15/45 (144A)	1,850,000	1,628,262
GS Mortgage Securities Corp. Trust 2.274%, 1M LIBOR + 0.950%, 12/15/36 (144A) (d)	4,225,000	4,058,250
Hudson Yards Mortgage Trust 3.041%, 12/10/41 (144A) (d)	1,850,000	1,646,014
3.228%, 07/10/39 (144A)	1,875,000	1,691,600
JPMorgan Chase Commercial Mortgage Securities Trust 3.397%, 06/05/39 (144A)	2,000,000	1,832,900
MKT Mortgage Trust 2.694%, 02/12/40 (144A)	1,500,000	1,290,573
One Bryant Park Trust 2.516%, 09/15/54 (144A)	2,390,000	2,065,096
RBS Commercial Funding, Inc. Trust 3.961%, 01/15/32 (144A) (d)	1,205,000	1,185,750
SFAVE Commercial Mortgage Securities Trust 3.872%, 01/05/43 (144A) (d)	1,519,000	1,230,342
4.144%, 01/05/43 (144A) (d)	110,000	88,824
SMRT 4.629%, 1M TSFR + 3.350%, 01/15/39 (144A) (d)	4,000,000	3,691,590

		43,030,133

Total Mortgage-Backed Securities (Cost $127,435,112)		119,383,476

Municipals—0.6%
Miami-Dade County, FL Aviation Revenue 3.555%, 10/01/34	600,000	548,166
New York City Transitional Finance Authority, Future Tax Secured Revenue 4.200%, 11/01/30	1,250,000	1,250,895
5.267%, 05/01/27	2,150,000	2,288,556

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Municipals—(Continued)

Security Description	Shares/ Principal Amount*	Value
New York City, General Obligation Unlimited, Build America Bond 5.968%, 03/01/36	1,750,000	$2,034,853
Regents of the University of California Medical Center Pooled Revenue 3.256%, 05/15/60	3,485,000	2,590,432
University of Michigan 3.504%, 04/01/52	750,000	663,354

Total Municipals (Cost $10,782,142)		9,376,256

Foreign Government—0.1%

Sovereign—0.1%
Airport Authority 3.250%, 01/12/52 (144A) (Cost $1,962,652)	1,985,000	1,574,125

Short-Term Investments—3.7%

Mutual Funds—1.9%
State Street Institutional Liquid Reserves Fund, Trust Class, 1.440% (e)	31,343,715	31,343,715

U.S. Treasury—1.8%
U.S. Treasury Bills 1.252%, 10/20/22 (f)	13,520,000	13,438,450
1.336%, 11/03/22 (f)	10,610,000	10,537,001
1.510%, 09/15/22 (f)	6,520,000	6,498,252

		30,473,703

Total Short-Term Investments (Cost $61,871,520)		61,817,418

Securities Lending Reinvestments (g)—16.7%

Certificates of Deposit—6.9%
Bank of Montreal (Chicago) 2.040%, FEDEFF PRV + 0.460%, 03/02/23 (d)	3,000,000	3,000,185
Bank of Nova Scotia 1.760%, SOFR + 0.250%, 02/17/23 (d)	3,000,000	2,994,584
Barclays Bank plc 1.970%, SOFR + 0.450%, 10/07/22 (d)	5,000,000	5,001,615
BNP Paribas S.A. 1.730%, SOFR + 0.220%, 11/17/22 (d)	5,000,000	4,993,805
2.020%, SOFR + 0.510%, 03/15/23 (d)	5,000,000	4,996,445
Canadian Imperial Bank of Commerce (NY) 2.010%, SOFR + 0.500%, 03/03/23 (d)	7,000,000	6,998,169
Cooperatieve Rabobank UA 2.080%, SOFR + 0.570%, 09/19/22 (d)	10,000,000	10,000,000
Credit Industriel et Commercial 1.890%, SOFR + 0.380%, 10/25/22 (d)	5,000,000	4,999,675
1.940%, SOFR + 0.430%, 01/06/23 (d)	5,000,000	4,998,950
Goldman Sachs Bank USA 1.710%, SOFR + 0.190%, 09/02/22 (d)	5,000,000	4,998,930

Certificates of Deposit—(Continued)
Mitsubishi UFJ Trust and Banking Corp. 1.670%, SOFR + 0.160%, 07/22/22 (d)	3,000,000	2,999,670
Mizuho Bank, Ltd. 1.800%, SOFR + 0.290%, 07/28/22	2,000,000	1,999,782
MUFG Bank Ltd. 1.710%, SOFR + 0.190%, 08/22/22 (d)	10,000,000	9,999,674
National Australia Bank, Ltd. 1.910%, SOFR + 0.400%, 11/04/22 (d)	2,000,000	2,000,000
Nordea Bank Abp (NY) 1.960%, SOFR + 0.450%, 08/30/22 (d)	3,000,000	3,000,552
Norinchukin Bank 1.790%, SOFR + 0.280%, 08/16/22 (d)	3,000,000	2,999,805
1.810%, SOFR + 0.300%, 07/14/22 (d)	10,000,000	10,000,000
Oversea-Chinese Banking Corp., Ltd. 1.950%, SOFR + 0.430%, 12/06/22 (d)	5,000,000	4,999,990
Skandinaviska Enskilda Banken AB 1.630%, 09/02/22	1,000,000	999,373
Standard Chartered Bank (NY) 1.700%, SOFR + 0.190%, 08/25/22 (d)	5,000,000	4,998,358
Sumitomo Mitsui Banking Corp. 1.690%, SOFR + 0.180%, 08/09/22 (d)	3,000,000	2,999,460
1.960%, SOFR + 0.450%, 09/06/22 (d)	3,000,000	3,000,489
Svenska Handelsbanken AB 1.870%, SOFR + 0.350%, 10/13/22 (d)	6,000,000	5,999,826
Westpac Banking Corp. 1.740%, SOFR + 0.230%, 02/17/23 (d)	7,000,000	6,990,144

		115,969,481

Commercial Paper—2.1%
Alpine Ltd 2.370%, 09/26/22	5,000,000	5,000,000
Australia & New Zealand Banking Group, Ltd. 1.930%, SOFR + 0.420%, 12/19/22 (d)	5,000,000	5,001,650
DNB Bank ASA 2.070%, SOFR + 0.550%, 09/07/22 (d)	4,000,000	4,001,528
Liberty Street Funding LLC 1.550%, 07/01/22	10,000,000	9,999,520
Macquarie Bank Ltd. 1.750%, SOFR + 0.230%, 08/04/22 (d)	5,000,000	4,999,905
Skandinaviska Enskilda Banken AB 1.900%, SOFR + 0.390%, 11/03/22 (d)	2,000,000	2,000,000
UBS AG 2.090%, SOFR + 0.570%, 03/23/23 (d)	5,000,000	5,000,000

		36,002,603

Repurchase Agreements—5.7%
National Bank of Canada Repurchase Agreement dated 06/30/22 at 1.570%, due on 07/07/22 with a maturity value of $15,004,579; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.375%, maturity dates ranging from 07/31/22 - 08/15/51, and an aggregate market value of $15,321,046.	15,000,000	15,000,000

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Securities Lending Reinvestments (g)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
National Bank of Canada Repurchase Agreement dated 06/30/22 at 1.700%, due on 07/07/22 with a maturity value of $25,008,264; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.000%, maturity dates ranging from 11/03/22 - 02/15/51, and various Common Stock with an aggregate market value of $27,570,174.	25,000,000	$25,000,000
Natwest Markets Securities, Inc. Repurchase Agreement dated 06/30/22 at 1.480%, due on 07/01/22 with a maturity value of $24,682,549; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 07/05/22 - 11/15/49, and an aggregate market value of $25,176,202.	24,681,535	24,681,535
Royal Bank of Canada Toronto Repurchase Agreement dated 06/30/22 at 1.820%, due on 08/04/22 with a maturity value of $5,008,847; collateralized by various Common Stock with an aggregate market value of $5,555,836.	5,000,000	5,000,000
Societe Generale
Repurchase Agreement dated 06/30/22 at 1.500%, due on 07/01/22 with a maturity value of $5,000,208; collateralized by U.S. Treasury Obligations with rates ranging from 0.375% - 3.000%, maturity dates ranging from 10/31/22 - 08/15/48, and an aggregate market value of $5,101,913.	5,000,000	5,000,000
Repurchase Agreement dated 06/30/22 at 1.500%, due on 07/01/22 with a maturity value of $1,900,079; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 01/31/23 - 02/15/32, and an aggregate market value of $1,938,727.	1,900,000	1,900,000
Repurchase Agreement dated 06/30/22 at 1.620%, due on 07/01/22 with a maturity value of $1,900,086; collateralized by various Common Stock with an aggregate market value of $2,111,607.	1,900,000	1,900,000
Repurchase Agreement dated 06/30/22 at 1.660%, due on 07/01/22 with a maturity value of $5,000,231; collateralized by various Common Stock with an aggregate market value of $5,559,129.	5,000,000	5,000,000
Repurchase Agreement dated 06/30/22 at 1.670%, due on 07/07/22 with a maturity value of $7,202,338; collateralized by various Common Stock with an aggregate market value of $8,005,146.	7,200,000	7,200,000
TD Prime Services LLC Repurchase Agreement dated 06/30/22 at 1.650%, due on 07/01/22 with a maturity value of $5,000,229; collateralized by various Common Stock with an aggregate market value of $5,523,814.	5,000,000	5,000,000

		95,681,535

Time Deposits—0.9%
Credit Agricole Corp. & Investment Bank (NY) 1.560%, 07/01/22	5,000,000	5,000,000

Time Deposits—(Continued)
First Abu Dhabi Bank USA NV 1.570%, 07/01/22	5,000,000	5,000,000
National Bank of Canada 1.620%, OBFR + 0.050%, 07/07/22 (d)	5,000,000	5,000,000

		15,000,000

Mutual Funds—1.1%
BlackRock Liquidity Funds FedFund, Institutional Shares 1.320% (e)	5,000,000	5,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 1.390% (e)	8,000,000	8,000,000
STIT-Government & Agency Portfolio, Institutional Class 1.380% (e)	5,000,000	5,000,000

		18,000,000

Total Securities Lending Reinvestments (Cost $280,681,535)		280,653,619

Total Investments—137.0% (Cost $2,387,299,704)		2,291,636,460
Other assets and liabilities (net)—(37.0)%		(619,038,569)

Net Assets—100.0%		$1,672,597,891

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2022, the market value of restricted securities was $1,923,318, which is 0.1% of net assets. See details shown in the Restricted Securities table that follows.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Principal amount of security is adjusted for inflation.
(c)	All or a portion of the security was held on loan. As of June 30, 2022, the market value of securities loaned was $283,811,511 and the collateral received consisted of cash in the amount of $280,681,104 and non-cash collateral with a value of $11,370,623. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(d)	Variable or floating rate security. The stated rate represents the rate at June 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of June 30, 2022.
(f)	The rate shown represents current yield to maturity.

See accompanying notes to financial statements.

BHFTI-13

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

(g)	Represents investment of cash collateral received from securities on loan as of June 30, 2022.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2022, the market value of 144A securities was $311,916,759, which is 18.6% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Ruby Pipeline LLC, 8.000%, 04/01/22	01/24/18	$2,262,727	$2,395,663	$1,923,318

Futures Contracts

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation
U.S. Treasury Note 2 Year Futures	09/30/22	(15)	USD	(3,150,234)	$18,720

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(1)
Pay	3M LIBOR	Quarterly	1.026%	Semi-Annually	07/24/25	USD	47,170,000	$(1,782,913)	$—	$(1,782,913)
Pay	3M LIBOR	Quarterly	1.034%	Semi-Annually	07/24/25	USD	34,890,000	(1,313,542)	—	(1,313,542)
Pay	3M LIBOR	Quarterly	1.073%	Semi-Annually	07/24/25	USD	23,585,000	(870,737)	—	(870,737)
Pay	3M LIBOR	Quarterly	1.390%	Semi-Annually	09/28/25	USD	54,410,000	(1,619,633)	—	(1,619,633)
Pay	3M LIBOR	Quarterly	1.688%	Semi-Annually	12/07/25	USD	55,525,000	(1,292,794)	—	(1,292,794)
Receive	3M LIBOR	Semi-Annually	1.743%	Quarterly	12/07/53	USD	4,645,000	1,023,169	—	1,023,169
Receive	3M LIBOR	Semi-Annually	1.773%	Quarterly	07/24/53	USD	3,940,000	867,310	—	867,310
Receive	3M LIBOR	Semi-Annually	1.785%	Quarterly	07/24/53	USD	2,915,000	634,521	—	634,521
Receive	3M LIBOR	Semi-Annually	1.808%	Quarterly	07/24/53	USD	1,970,000	420,112	—	420,112
Receive	3M LIBOR	Semi-Annually	1.870%	Quarterly	09/28/53	USD	4,645,000	920,204	—	920,204

Totals								$(3,014,303)	$—	$(3,014,303)

(1)	There is no upfront payment premium paid or (received) therefore the market value equals unrealized appreciation/(depreciation).

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(FEDEFFPRV)—	Effective Federal Funds Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate
(TSFR)—	Term Secured Financing Rate

Other Abbreviations

(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(DAC)—	Designated Activity Company
(REMIC)—	Real Estate Mortgage Investment Conduit

See accompanying notes to financial statements.

BHFTI-14

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,162,473,597	$—	$1,162,473,597
Total Corporate Bonds & Notes*	—	489,660,961	—	489,660,961
Total Asset-Backed Securities*	—	166,697,008	—	166,697,008
Total Mortgage-Backed Securities*	—	119,383,476	—	119,383,476
Total Municipals*	—	9,376,256	—	9,376,256
Total Foreign Government*	—	1,574,125	—	1,574,125
Short-Term Investments
Mutual Funds	31,343,715	—	—	31,343,715
U.S. Treasury	—	30,473,703	—	30,473,703
Total Short-Term Investments	31,343,715	30,473,703	—	61,817,418
Securities Lending Reinvestments
Certificates of Deposit	—	115,969,481	—	115,969,481
Commercial Paper	—	36,002,603	—	36,002,603
Repurchase Agreements	—	95,681,535	—	95,681,535
Time Deposits	—	15,000,000	—	15,000,000
Mutual Funds	18,000,000	—	—	18,000,000
Total Securities Lending Reinvestments	18,000,000	262,653,619	—	280,653,619
Total Investments	$49,343,715	$2,242,292,745	$—	$2,291,636,460

Collateral for Securities Loaned (Liability)	$—	$(280,681,104)	$—	$(280,681,104)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$18,720	$—	$—	$18,720
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$3,865,316	$—	$3,865,316
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(6,879,619)	—	(6,879,619)
Total Centrally Cleared Swap Contracts	$—	$(3,014,303)	$—	$(3,014,303)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-15

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets
Investments at value (a) (b)	$2,291,636,460
Cash	267,075
Cash collateral (c)	4,238,620
Receivable for:
Investments sold	5,224,073
TBA securities sold	149,549,329
Dividends and interest	7,498,651
Variation margin on centrally cleared swap contracts	501,079

Total Assets	2,458,915,287
Liabilities
Collateral for securities loaned	280,681,104
Payables for:
Investments purchased	11,488,992
TBA securities purchased	491,644,461
Fund shares redeemed	1,559,210
Variation margin on futures contracts	8,443
Accrued Expenses:
Management fees	587,764
Distribution and service fees	59
Deferred trustees’ fees	107,420
Other expenses	239,943

Total Liabilities	786,317,396

Net Assets	$1,672,597,891

Net Assets Consist of:
Paid in surplus	$1,870,622,885
Distributable earnings (Accumulated losses)	(198,024,994)

Net Assets	$1,672,597,891

Net Assets
Class A	$1,672,305,818
Class B	292,073
Capital Shares Outstanding*
Class A	185,751,738
Class B	32,394
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$9.00
Class B	9.02

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $2,387,299,704.
(b)	Includes securities loaned at value of $283,811,511.
(c)	Includes collateral of $372,000 for futures contracts, $3,019,620 for centrally cleared swap contracts, and $847,000 for TBA securities.

Statement of Operations

Period Ended June 30, 2022 (Unaudited)

Investment Income
Dividends	$108,090
Interest	20,858,771
Securities lending income	550,839

Total investment income	21,517,700
Expenses
Management fees	5,025,583
Administration fees	40,231
Custodian and accounting fees	77,908
Distribution and service fees—Class B	366
Audit and tax services	32,964
Legal	20,427
Shareholder reporting	13,067
Insurance	7,159
Miscellaneous (a)	6,508

Total expenses	5,224,213
Less management fee waiver	(1,172,564)

Net expenses	4,051,649

Net Investment Income	17,466,051

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(107,795,485)
Futures contracts	455,618
Swap contracts	148,517

Net realized gain (loss)	(107,191,350)

Net change in unrealized appreciation (depreciation) on:
Investments	(125,060,341)
Futures contracts	(4,079)
Swap contracts	(1,523,690)

Net change in unrealized appreciation (depreciation)	(126,588,110)

Net realized and unrealized gain (loss)	(233,779,460)

Net Increase (Decrease) in Net Assets From Operations	$(216,313,409)

(a)	Includes $19,894 in Trustees’ fees and expenses and $21,639 in deferred Trustee compensation losses.

See accompanying notes to financial statements.

BHFTI-16

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Statement of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$17,466,051	$22,173,264
Net realized gain (loss)	(107,191,350)	(2,660,793)
Net change in unrealized appreciation (depreciation)	(126,588,110)	(39,572,021)

Increase (decrease) in net assets from operations	(216,313,409)	(20,059,550)

From Distributions to Shareholders
Class A	(26,475,551)	(130,937,197)
Class B	(3,755)	(19,431)

Total distributions	(26,479,306)	(130,956,628)

Increase (decrease) in net assets from capital share transactions	(118,996,897)	409,200,298

Total increase (decrease) in net assets	(361,789,612)	258,184,120

Net Assets
Beginning of period	2,034,387,503	1,776,203,383

End of period	$1,672,597,891	$2,034,387,503

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Value	Shares	Value
Class A
Sales	16,993	$163,548	29,089,229	$318,109,748
Reinvestments	2,984,842	26,475,551	12,811,859	130,937,197
Redemptions	(15,356,408)	(145,649,280)	(3,847,494)	(39,786,886)

Net increase (decrease)	(12,354,573)	$(119,010,181)	38,053,594	$409,260,059

Class B
Sales	4,615	$43,319	3,330	$35,724
Reinvestments	422	3,755	1,899	19,431
Redemptions	(3,507)	(33,790)	(10,606)	(114,916)

Net increase (decrease)	1,530	$13,284	(5,377)	$(59,761)

Increase (decrease) derived from capital shares transactions		$(118,996,897)		$409,200,298

See accompanying notes to financial statements.

BHFTI-17

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$10.27		$11.10	$10.47	$9.98	$10.22	$10.10

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.09		0.12	0.19	0.27	0.26	0.20
Net realized and unrealized gain (loss)	(1.22)		(0.26)	0.80	0.58	(0.24)	0.12

Total income (loss) from investment operations	(1.13)		(0.14)	0.99	0.85	0.02	0.32

Less Distributions
Distributions from net investment income	(0.14)		(0.19)	(0.36)	(0.36)	(0.26)	(0.18)
Distributions from net realized capital gains	0.00		(0.50)	0.00	0.00	0.00	(0.02)

Total distributions	(0.14)		(0.69)	(0.36)	(0.36)	(0.26)	(0.20)

Net Asset Value, End of Period	$9.00		$10.27	$11.10	$10.47	$9.98	$10.22

Total Return (%) (b)	(10.95	)(c)	(1.19)	9.54	8.64	0.23	3.17

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.57	(d)	0.57	0.58	0.57	0.57	0.57
Net ratio of expenses to average net assets (%) (e)	0.44	(d)	0.44	0.45	0.45	0.44	0.43
Ratio of net investment income (loss) to average net assets (%)	1.91	(d)	1.12	1.75	2.63	2.59	1.98
Portfolio turnover rate (%)	240	(c) (f)	454 (f)	352 (f)	232 (f)	262 (f)	308 (f)
Net assets, end of period (in millions)	$1,672.3		$2,034.1	$1,775.8	$1,831.5	$2,057.7	$2,238.8

	Class B
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$10.27		$11.07	$10.45	$9.96	$10.19	$10.09

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.08		0.09	0.16	0.24	0.23	0.18
Net realized and unrealized gain (loss)	(1.21)		(0.24)	0.79	0.59	(0.23)	0.11

Total income (loss) from investment operations	(1.13)		(0.15)	0.95	0.83	0.00	0.29

Less Distributions
Distributions from net investment income	(0.12)		(0.15)	(0.33)	(0.34)	(0.23)	(0.17)
Distributions from net realized capital gains	0.00		(0.50)	0.00	0.00	0.00	(0.02)

Total distributions	(0.12)		(0.65)	(0.33)	(0.34)	(0.23)	(0.19)

Net Asset Value, End of Period	$9.02		$10.27	$11.07	$10.45	$9.96	$10.19

Total Return (%) (b)	(11.02	)(c)	(1.34)	9.14	8.39	0.07	2.82

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.82	(d)	0.82	0.83	0.82	0.82	0.82
Net ratio of expenses to average net assets (%) (e)	0.69	(d)	0.69	0.70	0.70	0.69	0.68
Ratio of net investment income (loss) to average net assets (%)	1.68	(d)	0.87	1.48	2.38	2.34	1.73
Portfolio turnover rate (%)	240	(c) (f)	454 (f)	352 (f)	232 (f)	262 (f)	308 (f)
Net assets, end of period (in millions)	$0.3		$0.3	$0.4	$0.5	$0.5	$0.6

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(f)	Includes mortgage dollar roll and TBA transactions; excluding these transactions the portfolio turnover rates would have been 163%, 264%, 207%, 203%, 198%, and 207% for the six months ended June 30, 2022 and for the years ended December 31, 2021, 2020, 2019, 2018 and 2017, respectively.

See accompanying notes to financial statements.

BHFTI-18

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Notes to Financial Statements—June 30, 2022 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-four series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is TCW Core Fixed Income Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A and B shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2022 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from third-party pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage- and asset-backed securities are generally valued based upon evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at

BHFTI-19

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded over-the-counter (“OTC”) are generally valued based upon interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including, but not limited to, the overnight index swap rate, London Interbank Offered Rate (“LIBOR”) forward rate or other interest rates, yield curves or credit spreads to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

In December 2020, the Securities and Exchange Commission adopted Rule 2a-5, Good Faith Determinations of Fair Value, under the 1940 Act, which is intended to address valuation practices and the role of the board of directors with respect to the fair value of the investments of a registered investment company. Among other things, Rule 2a-5 will permit the Portfolio’s Board to designate the Portfolio’s primary investment adviser to perform the Portfolio’s fair value determinations, which will be subject to the Board’s oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the investment adviser’s fair value determinations. Compliance with Rule 2a-5 will be required beginning in September 2022. The Portfolio’s valuation policies and related practices may be impacted as the Portfolio comes into compliance with Rule 2a-5.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes

BHFTI-20

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed. As of June 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure.

Inflation-Indexed Bonds - The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value that is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Stripped Securities - The Portfolio may invest in “stripped securities,” a term used collectively for certain structured fixed income securities. Stripped securities can be principal only securities (“POs”), which are debt obligations that have been stripped of unmatured interest coupons or interest only securities (“IOs”), which are unmatured interest coupons that have been stripped from debt obligations. Stripped securities do not make periodic payments of interest prior to maturity. As is the case with all securities, the market value of stripped securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in stripped securities than for debt obligations of comparable maturities that currently pay interest. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Portfolio may not fully recoup the initial investment in IOs.

Collateralized Obligations - The Portfolio may invest in collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), other collateralized debt obligations (“CDOs”), and other similarly structured securities. CDOs, CBOs and CLOs are types of asset-backed securities. A CBO is a trust that is backed by a diversified pool of high risk, below investment grade fixed-income securities. The collateral can be from many types of fixed-income securities such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically collateralized by a pool of loans that may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties.

For CDOs, CBOs and CLOs, the cash flow from the trust is split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is typically the “equity” or “first loss” tranche, which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Senior tranches are paid from the cash flows from the underlying assets before the junior tranches and equity tranches. Losses are first borne by the equity tranches, next by the junior tranches, and finally by the senior tranches. The risks of an investment in a CBO, CLO or other CDO depend largely on the quality and type of the collateral securities and the class of the instrument in which a Portfolio invests. If some debt instruments go into default and the cash collected by the CBO, CLO or CDO is insufficient to pay all of its investors, those in the lowest, most junior tranches suffer losses first. Since they are partially protected from defaults, senior tranches typically have higher ratings and lower potential yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, more senior tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class.

BHFTI-21

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

Mortgage-Related and Other Asset-Backed Securities - The Portfolio may invest in mortgage-related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by or payable from, mortgage loans on real property or other receivables. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

In one type of SMBS, one class receives all of the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security until maturity. These adjustments are netted against payments received for the IOs and the net amount is included in interest income on the Statement of Operations of the Portfolio. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage-related and other asset-backed securities held by the Portfolio are included in the Portfolio’s Schedule of Investments.

The Portfolio may invest a significant portion of its assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

Mortgage Dollar Rolls - The Portfolio may enter into mortgage “dollar rolls” in which a Portfolio sells to-be-announced (“TBA”) mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. For the duration of the transaction, or roll period, the Portfolio foregoes principal (including prepayments of principal) and interest paid on the securities sold. Dollar rolls are accounted for as purchase and sale transactions; gain or loss is recognized at the commencement of the term of the dollar roll and each time the mortgage-backed security is rolled.

Mortgage dollar roll transactions involve the risk that the market value of the securities that the Portfolio is required to repurchase or reacquire may be less than the agreed-upon repurchase price of those securities and that the investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation, and gain or loss that would have been realized on the securities transferred or sold, as applicable, as part of the treasury or mortgage dollar roll.

TBA Purchase and Forward Sale Commitments - The Portfolio may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to the settlement date, which is in addition to the risk of decline in the value of the Portfolio’s other assets. TBA forward sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation and Fair Value Measurements”.

When-Issued and Delayed-Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed-delivery basis. Settlement of such transactions will occur beyond the customary settlement period. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Upon making a commitment to purchase a security on a when-issued or delayed-delivery basis, the Portfolio will hold liquid assets in a segregated account with the Portfolio’s Custodian, or set aside liquid assets in the Portfolio’s records, worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2022, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $95,681,535, which is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2022.

BHFTI-22

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur, any interest earned, and any dividends declared during the term of the loan, would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio generally receives cash, U.S. Government securities, letters of credit, or other collateral deemed appropriate by the Adviser. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, including repurchase agreements with respect to equity securities, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. The value of the securities on loan may change each business day. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2022 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2022 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2022.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.

	Remaining Contractual Maturity of the Agreements As of June 30, 2022
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Corporate Bonds & Notes	$(123,799,950)	$—	$—	$—	$(123,799,950)
U.S. Treasury & Government Agencies	(156,881,154)	—	—	—	(156,881,154)
Total Borrowings	$(280,681,104)	$—	$—	$—	$(280,681,104)
Gross amount of recognized liabilities for securities lending transactions					$(280,681,104)

3. Investments in Derivative Instruments

Futures Contracts - The Portfolio may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Statement of Operations. When the contract is closed or expires, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include

BHFTI-23

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. If futures contracts are exchange-traded, the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default. For OTC futures, the Portfolio’s ability to terminate the positions may be more limited than in the case of exchange-traded positions and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

Swap Agreements - The Portfolio may enter into swap agreements in which the Portfolio and a counterparty agree to either make periodic net payments on a specified notional amount or net payment upon termination. Swap agreements are either privately negotiated in the OTC market (“OTC swaps”) or executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The Portfolio may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash may be paid or received, as applicable, by the Portfolio as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Portfolio as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is reflected on the Statement of Assets and Liabilities.

Centrally Cleared Swaps: Clearinghouses currently offer clearing derivative transactions which include interest rate and credit derivatives. In a cleared derivative transaction, a Portfolio typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Portfolio’s exposure to the credit risk of the original counterparty. The Portfolio typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Portfolio would be required to post in an uncleared derivative transaction.

Swap agreements are marked-to-market daily. The fair value of an OTC swap is reflected on the Statement of Assets and Liabilities. The changes in value, if any, are reflected as a component of net change in unrealized appreciation/depreciation on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities and as a component of unrealized appreciation/depreciation on the Statement of Operations. Upfront payments paid or received upon entering into the swap agreement compensate for differences between the stated terms of the swap agreement and prevailing market conditions (such as credit spreads, currency exchange rates, interest rates, and other relevant factors). Upon termination or maturity of the swap, upfront premiums are recorded as realized gains or losses on the Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit, and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Portfolio may enter into swap transactions with counterparties in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to cover the Portfolio’s exposure to the counterparty. Counterparty risk related to centrally cleared swaps is mitigated due to the protection against defaults provided by the exchange on which these contracts trade.

Interest Rate Swaps: The Portfolio may enter into interest rate swaps to manage its exposure to interest rates or to protect against currency fluctuations, to adjust its interest rate sensitivity (duration), to preserve a return or spread on a particular investment, or otherwise as a substitute for a direct investment in debt securities. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Other forms of interest rate swap agreements may include: (1) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; (2) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; (3) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels; and

BHFTI-24

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

(4) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.

The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2022 by category of risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Unrealized appreciation on centrally cleared swap contracts (a)	$3,865,316	Unrealized depreciation on centrally cleared swap contracts (a)	$6,879,619
	Unrealized appreciation on futures contracts (b)	18,720

Total		$3,884,036		$6,879,619

(a)	Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Schedule of Investments. Only the variation margin is reported within the Statement of Assets and Liabilities.
(b)	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2022:

Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate
Futures contracts	$455,618
Swap contracts	148,517

$604,135

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate
Futures contracts	$(4,079)
Swap contracts	(1,523,690)

$(1,527,769)

For the six months ended June 30, 2022, the average notional par or face amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$142,078
Futures contracts short	(7,543,374)
Swap contracts	233,695,000

‡	Averages are based on activity levels during the period for which the amounts are outstanding.

4. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the COVID-19 pandemic. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The COVID-19 pandemic has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this pandemic, and any other epidemic or pandemic that may arise in the future could adversely

BHFTI-25

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. At this time, it is still not possible to estimate the severity or duration of the COVID-19 pandemic, including the severity, duration and frequency of any additional “waves” or emerging variants of COVID-19. It is also still not possible to estimate the duration or frequency of the utilization of any therapeutic treatments and vaccines for COVID-19 or variants thereof. It is likewise still not possible to predict or estimate the longer-term effects of the COVID-19 pandemic, or any actions taken to contain or address the pandemic, on the Portfolios, the financial markets, and economy at large. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

In late February 2022, Russian military forces invaded Ukraine, significantly amplifying already existing geopolitical tensions among Russia, Ukraine, Europe, NATO, and the West. Russia’s invasion, the responses of countries and political bodies to Russia’s actions, and the potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities such as oil and natural gas. Following Russia’s actions, various countries, including the U.S., Canada, the United Kingdom, Germany, and France, as well as the European Union, issued broad-ranging economic sanctions against Russia. Sanctions threatened or imposed by these jurisdictions, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or the Portfolio. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Portfolio. Sanctions, or the threat of new or modified sanctions, could impair the ability of the Portfolio to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Portfolio, even if the Portfolio does not have direct exposure to securities of Russian issuers.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (e.g., futures contracts and exchange-traded options), while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options).

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency, which is segregated at a broker account registered with the Commodities Futures Trading Commission, or the applicable regulator. In a cleared derivative transaction, the Portfolio’s counterparty is a clearinghouse rather than a bank or broker. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially

BHFTI-26

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

resulting in losses to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Master Securities Forward Transaction Agreements (“MSFTA”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as TBA securities and delayed-delivery or secured borrowings transactions by and between the Portfolio and select counterparties. The MSFTA maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, which is the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In 2017, the UK Financial Conduct Authority (FCA) announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. dollar LIBOR and the Sterling Overnight Interbank Average Rate for GBP LIBOR). Various financial industry groups have been planning for the transition away from LIBOR and markets are developing in response to these new rates, but there are concerns around liquidity of the new rates and obstacles to converting certain securities and transactions to new rates. Neither the effect of the transition process nor its ultimate success can yet be known. The transition away from and eventual elimination of LIBOR may adversely affect the interest rates on, and liquidity and value of, certain assets and liabilities of the Portfolio that are tied to LIBOR. These may include bank loans, floating rate securities, structured securities (including asset-backed and mortgage-backed securities), other debt securities, derivatives, and financing transactions tied to LIBOR, particularly insofar as the documentation governing such instruments does not include “fall back” provisions addressing the transition from LIBOR. The effect of any changes to, or discontinuation of, LIBOR on the Portfolio will vary depending on, among other things (1) existing fallback or termination provisions in individual contracts and (2) the extent to which industry participants adopt new reference rates and fallbacks for both legacy and new products and instruments. The Subadviser may have discretion to determine a successor or substitute reference rate, including any price or other adjustments to account for differences between the successor or substitute reference rate and previous rate. Such successor or substitute reference rate and any adjustments selected may negatively impact the Portfolio’s investments, performance or financial condition, and may expose the Portfolio to additional tax, accounting and regulatory risks. The transition away from LIBOR may affect the value, liquidity or return on certain Portfolio investments and may result in costs incurred in connection with closing out positions and entering into new trades, adversely impacting the Portfolio’s overall financial condition or results of operations. It is difficult to predict the full impact of the transition away from LIBOR and the adoption of alternative reference rates on the Portfolio.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, including mortgage dollar roll and TBA transactions but excluding short-term securities, for the six months ended June 30, 2022 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$4,769,694,086	$252,032,433	$4,941,808,113	$142,676,419

Purchases and sales of mortgage dollar rolls and TBA transactions for the six months ended June 30, 2022 were as follows:

Purchases	Sales
$2,245,979,860	$2,264,305,896

BHFTI-27

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

6. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the annual rate of 0.550% of average daily net assets. Fees earned by Brighthouse Investment Advisers with respect to the Portfolio for the six months ended June 30, 2022 were $5,025,583.

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. TCW Investment Management Company is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, the Adviser has agreed, for the period April 29, 2022 to April 30, 2023, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.070%	Of the first $500 million
0.150%	Of the next $1.5 billion
0.200%	On amounts in excess of $2 billion

An identical agreement was in place for the period from April 30, 2021 through April 29, 2022. Amounts waived for the six months ended June 30, 2022 are shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2022 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. During the six months ended June 30, 2022, deferred compensation losses exceeded accrued Trustees’ fees and expenses. As such, changes in the value of participants’ deferral accounts in excess of the Trustees’ fees and expenses are reflected as a component of Miscellaneous expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

BHFTI-28

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

8. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2022 was as follows:

Cost basis of investments	$2,388,278,112

Gross unrealized appreciation	6,727,052
Gross unrealized (depreciation)	(103,368,704)

Net unrealized appreciation (depreciation)	$(96,641,652)

The tax character of distributions paid for the years ended December 31, 2021 and 2020 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2021	2020	2021	2020	2021	2020
$107,056,522	$55,124,111	$23,900,106	$—	$130,956,628	$55,124,111

As of December 31, 2021, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation (Depreciation)	Accumulated Capital Losses	Total
$26,130,969	$—	$24,572,610	$(5,807,817)	$44,895,762

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2021, the Portfolio had accumulated short-term capital losses of $5,807,817.

9. Recent Accounting Pronouncement

In January 2021, the FASB issued Accounting Standards Update No. 2021-01 (“ASU 2021-01”), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, as regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective through December 31, 2022, for all entities. The expedients and exceptions provided by the amendments do not apply to contract modifications and hedging relationships entered into or evaluated after December 31, 2022, except for hedging transactions as of December 31, 2022, that an entity has elected certain optional expedients for and that are retained through the end of the hedging relationship. Management expects that the adoption of the guidance will not have a material impact on the Portfolio’s financial statements.

BHFTI-29

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

For the period April 1, 2021 through March 31, 2022, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-30

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Managed By Victory Capital Management Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2022, the Class A, B and E shares of the Victory Sycamore Mid Cap Value Portfolio returned -10.86%, -10.99%, and -10.94%, respectively. The Portfolio’s benchmark, the Russell Midcap Value Index¹, returned -16.23%.

MARKET ENVIRONMENT / CONDITIONS

The underlying concerns plaguing the economic backdrop became more prevalent early in 2022. Supply chain issues which resulted in widespread shortages exerted an upward pressure on the price of goods. The rapid spread of the Omicron variant exacerbated the supply chain challenges given China’s zero-tolerance approach to the pandemic and more restrictions in the U.S. Consequently, the Federal Reserve’s (the “Fed”) messaging that inflation was transitory began to unravel as monthly inflation prints pointed to the highest figures in decades. Russia’s invasion of Ukraine in late February, which resulted in a global oil shock, also fueled inflation higher. With inflation proving to be less fleeting than originally anticipated, the Fed moved to aggressively hike rates and tighten financial conditions. Consequently, inflation fears have intensified given the Fed’s path to a soft landing has narrowed.

The equity market sell-off during the first half of 2022 and elevated recession fears are undoubtably unsettling for many market participants. However, it is worth reflecting over the past two years and acknowledging how the unprecedented level of liquidity injected into the economy impacted equity market returns. The market recovered much faster from the pandemic-induced market bottom relative to past drawdowns. While we believe it was necessary for Fed officials to intervene at the onset of the pandemic to stabilize the economy, it is also important to recognize that there were unintended consequences as a result of the historic level of liquidity that was ultimately released into the system. Persistent inflation was a key consequence which the Fed admittedly underestimated, and it was further exacerbated by an accommodative fiscal policy response. Arguably, the “sticky” inflation has multiple root causes that cannot entirely be addressed with monetary policy (e.g., supply chain headwinds and geopolitical risks). Nevertheless, in our view, the Fed is at a point where it has few avenues—even if it risks a recession—to tame decades-high inflation.

PORTFOLIO REVIEW / PERIOD END POSITIONING

During the six month period ended June 30, 2022, stock selection was the primary driver of relative outperformance for the Portfolio. Sector allocation also had a positive impact on relative returns. Sector weighting is a by-product of the bottom-up security selection process and not a result of top-down tactical decisions. Returns were negative across 10 of the 11 major economic sectors and varied widely, with four sectors outpacing the broader Russell Midcap Value Index. Energy was the top-performing sector, posting a return of 31.37%. By contrast, Information Technology (“IT”) was the worst-performing sector, returning -27.60%.

Stock selection in Financials was the largest contributor to relative outperformance for the period. Stock selection in Materials, IT and Consumer Staples also contributed to relative returns. Conversely, an underweight in Utilities, as well as an overweight in Industrials, detracted from relative performance. However, stock selection in Industrials entirely offset the unfavorable impact of the overweight in the sector.

Two of the top contributors for the period were holdings in the Energy sector. Both holdings benefited from the rise in oil prices especially since the Russian invasion of Ukraine.

Gulf Coast refinery, Valero Energy Corp. (“VLO”), was the top contributor for the period. The refiner posted first quarter results that were well ahead of consensus. VLO benefited from strong crack spreads and lower product inventories. Some refining capacity had exited the market following the COVID-19 pandemic, which we believe bodes well for VLO. Additionally, VLO was better positioned than European refiners given its position in the Gulf Coast, which provided the company access to cheaper natural gas. Management remains optimistic about the outlook for refining in 2022. Product inventories remain significantly below normalized levels and refinery utilization is currently topped out. We believe that management has also been prudent with capital deployment—electing to reduce its debt. Additionally, the company bought back shares during the period. Our thesis for VLO remained unchanged at the end of the period.

Coterra Energy Inc. (“CTRA”), which was formed by the merger of Cimarex Energy Co. and Cabot Oil in October 2021, was another top contributor. While CTRA’s shares were under pressure soon after the merger, they recovered during the first half of year given the global energy supply picture. CTRA implemented a variable dividend strategy and plans to return 50% or more of its free cash flow to shareholders—a move that has been welcomed by investors.

Insurer Alleghany Corp. was another top contributor. In late March, Berkshire Hathaway announced an agreement to acquire Alleghany Corp. for approximately $11.6 billion. The acquisition price represented roughly a 29% premium to the average 30-day price prior to the announcement.

Middleby Corp. (“MIDD”), a market leader in the foodservice equipment industry, was the top detractor for the period. Although the company beat earnings estimates the last two quarters, supply chain issues and inflationary pressures have impacted margins. Furthermore, order trends have slowed recently given fears over an economic contraction and ongoing geopolitical risks. The company believes that results will continue to improve in the second half of 2022 and in 2023 following pricing increases across its portfolio to offset some of the cost pressures incurred during the first half of the year. Our thesis for MIDD remained unchanged at the end of the period.

Aptiv plc (“APTV”) was another top detractor. APTV is a global auto component and technology company that specializes in ADAS

BHFTI-1

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Managed By Victory Capital Management Inc.

Portfolio Manager Commentary*—(Continued)

(advanced driver-assistance systems). The company reported a mixed fourth quarter 2021 earnings report given ongoing supply chain disruptions and cost pressures from rising costs of chips and electronic components. Management also provided fiscal year 2022 guidance which was interpreted by investors as being soft. Headwinds for the company could linger into the second half of 2022 but long-term, the company remains well-positioned for the accelerated pace of vehicle electrification in North America, in our view. The pullback in APTV’s shares improved the risk/reward profile for a company that we believe is at the epicenter of an industry with secular tailwinds. Our thesis for APTV remained unchanged at the end of the period.

Vertiv Holdings Co., a company that offers power management, infrastructure and IT solutions to data centers was also impacted by supply chain headwinds and cost pressures. During our holding period, the company lowered their fiscal year 2021 guidance slightly before their third quarter 2021 earnings call. Management cited ongoing material and freight inflation as a reason to lower guidance. Similarly, the company meaningfully missed estimates on fourth quarter 2021 earnings and lowered fiscal year 2022 guidance—again citing inflationary headwinds as a key factor. Management was candid that they were behind on adjusting pricing to offset some of the inflationary pressures. By the time they were able to deploy a pricing strategy, margins had already eroded. We divested our position during the first quarter, as we believed the company had a diminished risk/reward following these disappointing developments.

The Portfolio’s turnover for the six month period ended June 30, 2022, was 16%. Year-to-date, there were four new positions initiated and five eliminated positions.

The biggest changes to sector weighting during the reporting period occurred in: Financials (increased by +2.5%), Health Care (increased by +1.3%), IT (increased by +1.2%), Consumer Staples (decreased by -2.3%), Industrials (decreased by -1.8%), Materials (decreased by

-1.3%). Other sector weight increases were in Utilities and Consumer Discretionary. Other sector weight decreases were in Energy, Communication Services and Real Estate. Sector weighting is a by-product of the bottom-up stock selection process and not a result of top-down tactical decisions.

Within Financials, the investment team initiated a position in Allstate Corp. One new position, Hologic Inc., was initiated in Health Care. In IT, a position in MKS Instruments Inc. was initiated. Additionally, one position, Duke Realty Corp., was initiated in Real Estate and later sold when it was announced the Prologis Inc. would acquire the company.

Within Consumer Staples, a position in Hershey Co. was divested. One position, Vertiv Holdings Co., was divested from Industrials. Within Materials, the investment team divested Eastman Chemical Co. Additionally, Interpublic Group of Companies was divested from Communication Services.

As of June 30, 2022, the Portfolio had 73 holdings. The Portfolio was overweight in Industrials, Materials, IT and Consumer Staples. Conversely, the Portfolio was underweight in Utilities, Real Estate, Communication Services, Health Care, Energy, Financials and Consumer Discretionary. Sector weighting is a by-product of the bottom-up stock selection process and not a result of top-down tactical decisions.

Gary H. Miller

Gregory M. Conners

Jeffrey M. Graff

James M. Albers

Michael F. Rodarte

Portfolio Managers

Victory Capital Management Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The Russell Midcap Value Index is an unmanaged measure of performance of those Russell Midcap companies (the 800 smallest companies in the Russell 1000 Index) with lower price-to-book ratios and lower forecasted growth values.

BHFTI-2

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

A $10,000 INVESTMENT COMPARED TO THE RUSSELL MIDCAP VALUE INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2022

	6 Month	1 Year	5 Year	10 Year
Victory Sycamore Mid Cap Value Portfolio
Class A	-10.86	-4.28	9.73	10.57
Class B	-10.99	-4.54	9.46	10.29
Class E	-10.94	-4.45	9.57	10.40
Russell Midcap Value Index	-16.23	-10.00	6.27	10.62

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2022

Top Holdings

% of Net Assets
Alleghany Corp.	2.7
Sysco Corp.	2.5
Xcel Energy, Inc.	1.9
Alliant Energy Corp.	1.8
Progressive Corp. (The)	1.8
Quest Diagnostics, Inc.	1.8
Zions Bancorp N.A.	1.7
American Financial Group, Inc.	1.7
Tyson Foods, Inc.- Class A	1.7
Genpact, Ltd.	1.7

Top Sectors

% of Net Assets
Industrials	20.7
Financials	17.1
Information Technology	11.7
Materials	11.2
Consumer Discretionary	9.2
Real Estate	8.3
Health Care	5.5
Consumer Staples	5.2
Utilities	3.7
Energy	3.6

BHFTI-3

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2022 through June 30, 2022.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Victory Sycamore Mid Cap Value Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period** January 1, 2022 to June 30, 2022
Class A (a)	Actual	0.58%	$1,000.00	$891.40	$2.72
	Hypothetical*	0.58%	$1,000.00	$1,021.92	$2.91

Class B (a)	Actual	0.83%	$1,000.00	$890.10	$3.89
	Hypothetical*	0.83%	$1,000.00	$1,020.68	$4.16

Class E (a)	Actual	0.73%	$1,000.00	$890.60	$3.42
	Hypothetical*	0.73%	$1,000.00	$1,021.18	$3.66

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 5 of the Notes to Financial Statements.

BHFTI-4

See accompanying notes to financial statements.

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—97.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.7%
Textron, Inc.	252,000	$15,389,640

Airlines—1.2%
Alaska Air Group, Inc. (a)	272,400	10,909,620

Auto Components—2.6%
Aptiv plc (a)	103,500	9,218,745
BorgWarner, Inc.	436,600	14,569,342

		23,788,087

Banks—4.1%
Huntington Bancshares, Inc. (b)	757,000	9,106,710
Prosperity Bancshares, Inc. (b)	188,300	12,855,241
Zions Bancorp N.A.	315,000	16,033,500

		37,995,451

Building Products—0.9%
Owens Corning	113,000	8,397,030

Capital Markets—1.6%
Bank of New York Mellon Corp. (The)	349,800	14,590,158

Chemicals—4.2%
Corteva, Inc.	180,100	9,750,614
International Flavors & Fragrances, Inc.	62,000	7,385,440
RPM International, Inc. (b)	123,000	9,682,560
Westlake Corp. (b)	118,600	11,625,172

		38,443,786

Commercial Services & Supplies—1.0%
Republic Services, Inc.	72,700	9,514,249

Communications Equipment—0.9%
Motorola Solutions, Inc.	40,700	8,530,720

Containers & Packaging—4.4%
AptarGroup, Inc. (b)	102,900	10,620,309
Avery Dennison Corp.	91,300	14,778,731
Packaging Corp. of America	111,700	15,358,750

		40,757,790

Electric Utilities—3.7%
Alliant Energy Corp.	283,100	16,592,491
Xcel Energy, Inc.	242,900	17,187,604

		33,780,095

Electrical Equipment—1.7%
Hubbell, Inc. (b)	86,700	15,482,886

Electronic Equipment, Instruments & Components—2.9%
Amphenol Corp.—Class A	200,700	12,921,066
Flex, Ltd. (a) (b)	916,000	13,254,520

		26,175,586

Entertainment—1.0%
Live Nation Entertainment, Inc. (a)	113,500	9,372,830

Equity Real Estate Investment Trusts—8.4%
Alexandria Real Estate Equities, Inc. (b)	106,300	15,416,689
American Homes 4 Rent—Class A (b)	288,000	10,206,720
Camden Property Trust	61,400	8,257,072
Equity LifeStyle Properties, Inc.	200,100	14,101,047
Lamar Advertising Co.—Class A	158,700	13,960,839
National Retail Properties, Inc.	342,000	14,706,000

		76,648,367

Food & Staples Retailing—2.5%
Sysco Corp.	268,100	22,710,751

Food Products—2.7%
Archer-Daniels-Midland Co.	113,800	8,830,880
Tyson Foods, Inc.—Class A	184,800	15,903,888

		24,734,768

Health Care Equipment & Supplies—2.6%
Cooper Cos., Inc. (The) (b)	44,100	13,808,592
Hologic, Inc. (a)	149,400	10,353,420

		24,162,012

Health Care Providers & Services—2.8%
Molina Healthcare, Inc. (a)	34,300	9,590,623
Quest Diagnostics, Inc.	123,100	16,369,838

		25,960,461

Hotels, Restaurants & Leisure—2.9%
Hilton Worldwide Holdings, Inc. (b)	101,300	11,288,872
Yum! Brands, Inc.	136,600	15,505,466

		26,794,338

Household Durables—1.2%
Newell Brands, Inc. (b)	599,000	11,404,960

Insurance—11.4%
Alleghany Corp. (a)	30,200	25,159,620
Allstate Corp. (The)	81,600	10,341,168
American Financial Group, Inc.	114,800	15,935,388
Everest Re Group, Ltd. (b)	38,000	10,650,640
Old Republic International Corp. (b)	466,400	10,428,704
Progressive Corp. (The)	141,700	16,475,459
W.R. Berkley Corp.	223,600	15,262,936

		104,253,915

IT Services—5.7%
DXC Technology Co. (a)	340,000	10,305,400
Genpact, Ltd.	372,300	15,770,628
Global Payments, Inc.	114,300	12,646,152
Maximus, Inc.	216,400	13,527,164

		52,249,344

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—8.8%
AGCO Corp. (b)	113,700	$11,222,190
Lincoln Electric Holdings, Inc. (b)	78,100	9,634,416
Middleby Corp. (The) (a) (b)	103,500	12,974,760
Oshkosh Corp. (b)	116,000	9,528,240
Parker-Hannifin Corp.	55,000	13,532,750
Toro Co. (The) (b)	189,100	14,331,889
Xylem, Inc. (b)	119,500	9,342,510

		80,566,755

Metals & Mining—2.6%
Reliance Steel & Aluminum Co. (b)	75,200	12,773,472
Steel Dynamics, Inc. (b)	160,000	10,584,000

		23,357,472

Oil, Gas & Consumable Fuels—3.6%
Coterra Energy, Inc.	544,800	14,050,392
Devon Energy Corp.	198,500	10,939,335
Valero Energy Corp.	79,000	8,396,120

		33,385,847

Professional Services—2.5%
Leidos Holdings, Inc.	149,300	15,036,003
ManpowerGroup, Inc. (b)	108,800	8,313,408

		23,349,411

Road & Rail—2.0%
J.B. Hunt Transport Services, Inc. (b)	52,500	8,267,175
Landstar System, Inc. (b)	69,000	10,033,980

		18,301,155

Semiconductors & Semiconductor Equipment—1.2%
MKS Instruments, Inc. (b)	107,700	11,053,251

Specialty Retail—1.5%
Ross Stores, Inc. (b)	191,800	13,470,114

Technology Hardware, Storage & Peripherals—1.0%
Hewlett Packard Enterprise Co. (b)	685,000	9,083,100

Textiles, Apparel & Luxury Goods—1.0%
VF Corp. (b)	212,600	9,390,542

Trading Companies & Distributors—0.9%
United Rentals, Inc. (a) (b)	34,500	8,380,395

Total Common Stocks (Cost $815,925,736)		892,384,886

Mutual Funds—0.5%

Investment Company Securities—0.5%
iShares Russell Mid-Cap Value ETF (b) (Cost $5,238,856)	45,000	4,570,650

Short-Term Investment—2.2%
Security Description	Principal Amount*	Value

Repurchase Agreement—2.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/22 at 0.350%, due on 07/01/22 with a maturity value of $20,668,287; collateralized by U.S. Treasury Note at 2.875%, maturing 06/15/25, with a market value of $21,081,526.	20,668,086	20,668,086

Total Short-Term Investments (Cost $20,668,086)		20,668,086

Securities Lending Reinvestments (c)—10.9%

Certificates of Deposit—3.2%
Bank of Montreal 1.900%, FEDEFF PRV + 0.320%, 10/04/22 (d)	2,000,000	2,000,000
Barclays Bank plc 1.970%, SOFR + 0.450%, 10/07/22 (d)	2,000,000	2,000,646
Cooperatieve Rabobank UA 2.080%, SOFR + 0.570%, 09/19/22 (d)	2,000,000	2,000,000
Credit Agricole S.A. 1.950%, FEDEFF PRV + 0.370%, 11/18/22 (d)	2,000,000	1,999,996
Credit Industriel et Commercial 1.890%, SOFR + 0.380%, 10/25/22 (d)	2,000,000	1,999,870
Goldman Sachs Bank USA 1.710%, SOFR + 0.190%, 09/02/22 (d)	1,000,000	999,786
Mizuho Bank, Ltd. 1.810%, SOFR + 0.290%, 07/26/22 (d)	1,000,000	999,868
National Australia Bank, Ltd. 1.910%, SOFR + 0.400%, 11/04/22 (d)	1,000,000	1,000,000
Nordea Bank Abp (NY) 1.960%, SOFR + 0.450%, 08/30/22 (d)	2,000,000	2,000,368
Norinchukin Bank 1.790%, SOFR + 0.280%, 08/16/22 (d)	2,000,000	1,999,870
1.810%, SOFR + 0.300%, 07/14/22 (d)	2,000,000	2,000,000
Oversea-Chinese Banking Corp., Ltd. 1.960%, SOFR + 0.440%, 09/26/22 (d)	2,000,000	2,000,486
Royal Bank of Canada 1.760%, SOFR + 0.250%, 01/11/23 (d)	2,000,000	1,997,756
Skandinaviska Enskilda Banken AB 1.630%, 09/02/22	1,000,000	999,373
Standard Chartered Bank (NY) 1.700%, SOFR + 0.190%, 08/25/22 (d)	2,000,000	1,999,343
Toronto-Dominion Bank (The) 2.070%, FEDEFF PRV + 0.490%, 12/23/22 (d)	1,000,000	1,000,630
Westpac Banking Corp. 1.740%, SOFR + 0.230%, 02/17/23 (d)	2,000,000	1,997,184

		28,995,176

Commercial Paper—1.0%
Liberty Street Funding LLC 1.550%, 07/01/22	3,000,000	2,999,856
Skandinaviska Enskilda Banken AB 1.900%, SOFR + 0.390%, 11/03/22 (d)	2,000,000	2,000,000
Societe Generale 1.700%, SOFR + 0.190%, 08/18/22 (d)	2,000,000	1,999,620
UBS AG 2.090%, SOFR + 0.570%, 03/23/23 (d)	2,000,000	2,000,000

		8,999,476

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—4.9%
Cantor Fitzgerald & Co. Repurchase Agreement dated 06/30/22 at 1.550%, due on 07/01/22 with a maturity value of $1,000,043; collateralized by U.S. Government Agency Obligations with rates ranging from 0.295% - 8.000%, maturity dates ranging from 09/15/22 - 02/20/72, and an aggregate market value of $1,020,000.	1,000,000	$1,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 06/30/22 at 1.870%, due on 08/04/22 with a maturity value of $2,003,636; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.875%, maturity dates ranging from 09/30/26 - 02/15/48, and various Common Stock with an aggregate market value of $2,040,104.	2,000,000	2,000,000
National Bank Financial, Inc. Repurchase Agreement dated 06/30/22 at 1.570%, due on 07/01/22 with a maturity value of $3,000,131; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.375%, maturity dates ranging from 09/22/22 - 11/15/48, and an aggregate market value of $3,064,210.	3,000,000	3,000,000
National Bank of Canada Repurchase Agreement dated 06/30/22 at 1.570%, due on 07/07/22 with a maturity value of $5,901,801; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.375%, maturity dates ranging from 07/31/22 - 08/15/51, and an aggregate market value of $6,026,278.	5,900,000	5,900,000
Natixis S.A. (New York) Repurchase Agreement dated 06/30/22 at 1.450%, due on 07/01/22 with a maturity value of $647,957; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.375%, maturity dates ranging from 07/31/22 - 11/15/51, and an aggregate market value of $660,995.	647,931	647,931
Natwest Markets Securities, Inc. Repurchase Agreement dated 06/30/22 at 1.480%, due on 07/01/22 with a maturity value of $22,029,512; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 07/05/22 - 11/15/49, and an aggregate market value of $22,470,104.	22,028,607	22,028,607
NBC Global Finance, Ltd. Repurchase Agreement dated 06/30/22 at 1.735%, due on 07/07/22 with a maturity value of $600,202; collateralized by various Common Stock with an aggregate market value of $667,069.	600,000	600,000
Societe Generale Repurchase Agreement dated 06/30/22 at 1.500%, due on 07/01/22 with a maturity value of $700,029; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 01/31/23 - 02/15/32, and an aggregate market value of $714,268.	700,000	700,000
Repurchase Agreement dated 06/30/22 at 1.620%, due on 07/01/22 with a maturity value of $1,200,054; collateralized by various Common Stock with an aggregate market value of $1,333,647.	1,200,000	1,200,000
Repurchase Agreement dated 06/30/22 at 1.670%, due on 07/07/22 with a maturity value of $1,000,325; collateralized by various Common Stock with an aggregate market value of $1,111,826.	1,000,000	1,000,000
Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
TD Prime Services LLC Repurchase Agreement dated 06/30/22 at 1.650%, due on 07/01/22 with a maturity value of $7,000,321; collateralized by various Common Stock with an aggregate market value of $7,723,915.	7,000,000	$7,000,000

		45,076,538

Time Deposits—0.6%
Credit Agricole Corp. & Investment Bank (NY) 1.560%, 07/01/22	2,000,000	2,000,000
First Abu Dhabi Bank USA NV 1.570%, 07/01/22	2,000,000	2,000,000
National Bank of Canada 1.620%, OBFR + 0.050%, 07/07/22 (d)	2,000,000	2,000,000

		6,000,000

Mutual Funds—1.2%
BlackRock Liquidity Funds FedFund, Institutional Shares 1.320% (e)	1,053,620	1,053,620
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 1.390% (e)	10,000,000	10,000,000

		11,053,620

Total Securities Lending Reinvestments (Cost $100,130,157)		100,124,810

Total Investments—110.8% (Cost $941,962,835)		1,017,748,432
Other assets and liabilities (net) — (10.8)%		(99,442,350)

Net Assets—100.0%		$918,306,082

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of June 30, 2022, the market value of securities loaned was $97,449,100 and the collateral received consisted of cash in the amount of $100,130,029 and non-cash collateral with a value of $168,168. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2022.
(d)	Variable or floating rate security. The stated rate represents the rate at June 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of June 30, 2022.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$892,384,886	$—	$—	$892,384,886
Total Mutual Funds*	4,570,650	—	—	4,570,650
Total Short-Term Investment*	—	20,668,086	—	20,668,086
Securities Lending Reinvestments
Certificates of Deposit	—	28,995,176	—	28,995,176
Commercial Paper	—	8,999,476	—	8,999,476
Repurchase Agreements	—	45,076,538	—	45,076,538
Time Deposits	—	6,000,000	—	6,000,000
Mutual Funds	11,053,620	—	—	11,053,620
Total Securities Lending Reinvestments	11,053,620	89,071,190	—	100,124,810
Total Investments	$908,009,156	$109,739,276	$—	$1,017,748,432

Collateral for Securities Loaned (Liability)	$—	$(100,130,029)	$—	$(100,130,029)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets
Investments at value (a) (b)	$1,017,748,432
Receivable for:
Investments sold	8,963,249
Fund shares sold	117,111
Dividends and interest	1,435,393

Total Assets	1,028,264,185
Liabilities
Collateral for securities loaned	100,130,029
Payables for:
Investments purchased	7,638,778
Fund shares redeemed	1,255,945
Accrued Expenses:
Management fees	437,922
Distribution and service fees	130,254
Deferred trustees’ fees	191,969
Other expenses	173,206

Total Liabilities	109,958,103

Net Assets	$918,306,082

Net Assets Consist of:
Paid in surplus	$772,342,778
Distributable earnings (Accumulated losses)	145,963,304

Net Assets	$918,306,082

Net Assets
Class A	$300,213,650
Class B	593,688,464
Class E	24,403,968
Capital Shares Outstanding*
Class A	16,278,925
Class B	33,124,266
Class E	1,340,691
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$18.44
Class B	17.92
Class E	18.20

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $941,962,835.
(b)	Includes securities loaned at value of $97,449,100.

Statement of Operations

Six Months Ended June 30, 2022 (Unaudited)

Investment Income
Dividends	$11,945,280
Interest	5,829
Securities lending income	76,436

Total investment income	12,027,545
Expenses
Management fees	3,329,943
Administration fees	25,097
Custodian and accounting fees	35,755
Distribution and service fees—Class B	836,130
Distribution and service fees—Class E	20,362
Audit and tax services	22,267
Legal	20,427
Shareholder reporting	33,390
Insurance	4,001
Miscellaneous (a)	4,467

Total expenses	4,331,839
Less management fee waiver	(469,931)
Less broker commission recapture	(14,012)

Net expenses	3,847,896

Net Investment Income	8,179,649

Net Realized and Unrealized Gain (Loss)
Net realized gain on investments	63,782,548
Net change in unrealized depreciation on investments	(186,764,473)

Net realized and unrealized gain (loss)	(122,981,925)

Net Increase (Decrease) in Net Assets From Operations	$(114,802,276)

(a)	Includes $19,894 in Trustees’ fees and expenses and $21,639 in deferred Trustee compensation losses.

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$8,179,649	$17,491,388
Net realized gain (loss)	63,782,548	117,058,326
Net change in unrealized appreciation (depreciation)	(186,764,473)	160,423,524

Increase (decrease) in net assets from operations	(114,802,276)	294,973,238

From Distributions to Shareholders
Class A	(43,956,119)	(13,363,803)
Class B	(87,416,160)	(27,300,624)
Class E	(3,581,036)	(1,080,085)

Total distributions	(134,953,315)	(41,744,512)

Increase (decrease) in net assets from capital share transactions	60,484,904	(124,195,206)

Total increase (decrease) in net assets	(189,270,687)	129,033,520

Net Assets
Beginning of period	1,107,576,769	978,543,249

End of period	$918,306,082	$1,107,576,769

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Value	Shares	Value
Class A
Sales	373,727	$8,640,465	775,225	$17,688,761
Reinvestments	2,343,077	43,956,119	588,973	13,363,803
Redemptions	(1,197,743)	(27,758,161)	(2,000,148)	(45,352,895)

Net increase (decrease)	1,519,061	$24,838,423	(635,950)	$(14,300,331)

Class B
Sales	936,768	$21,157,230	1,588,518	$35,223,338
Reinvestments	4,792,553	87,416,160	1,233,648	27,300,624
Redemptions	(3,314,705)	(75,061,022)	(7,772,136)	(169,992,115)

Net increase (decrease)	2,414,616	$33,512,368	(4,949,970)	$(107,468,153)

Class E
Sales	34,103	$813,436	105,857	$2,378,162
Reinvestments	193,360	3,581,036	48,154	1,080,085
Redemptions	(99,188)	(2,260,359)	(264,863)	(5,884,969)

Net increase (decrease)	128,275	$2,134,113	(110,852)	$(2,426,722)

Increase (decrease) derived from capital shares transactions		$60,484,904		$(124,195,206)

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$24.14		$19.00	$19.09	$15.46	$20.89	$19.25

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.20		0.40	0.28	0.28	0.24	0.16
Net realized and unrealized gain (loss)	(2.77)		5.65	0.90	4.17	(1.86)	1.71

Total income (loss) from investment operations	(2.57)		6.05	1.18	4.45	(1.62)	1.87

Less Distributions
Distributions from net investment income	(0.43)		(0.30)	(0.28)	(0.24)	(0.17)	(0.23)
Distributions from net realized capital gains	(2.70)		(0.61)	(0.99)	(0.58)	(3.64)	0.00

Total distributions	(3.13)		(0.91)	(1.27)	(0.82)	(3.81)	(0.23)

Net Asset Value, End of Period	$18.44		$24.14	$19.00	$19.09	$15.46	$20.89

Total Return (%) (b)	(10.86	)(c)	32.13	7.87	29.35	(9.95)	9.77

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.67	(d)	0.68	0.70	0.69	0.69	0.68
Net ratio of expenses to average net assets (%) (e)	0.58	(d)	0.59	0.60	0.60	0.60	0.65 (f)
Ratio of net investment income (loss) to average net assets (%)	1.76	(d)	1.79	1.69	1.56	1.25	0.83
Portfolio turnover rate (%)	16	(c)	27	39	32	32	140
Net assets, end of period (in millions)	$300.2		$356.4	$292.6	$293.0	$253.9	$309.4

	Class B
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$23.52		$18.54	$18.65	$15.12	$20.50	$18.90

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.17		0.34	0.23	0.23	0.19	0.10
Net realized and unrealized gain (loss)	(2.70)		5.50	0.88	4.07	(1.82)	1.68

Total income (loss) from investment operations	(2.53)		5.84	1.11	4.30	(1.63)	1.78

Less Distributions
Distributions from net investment income	(0.37)		(0.25)	(0.23)	(0.19)	(0.11)	(0.18)
Distributions from net realized capital gains	(2.70)		(0.61)	(0.99)	(0.58)	(3.64)	0.00

Total distributions	(3.07)		(0.86)	(1.22)	(0.77)	(3.75)	(0.18)

Net Asset Value, End of Period	$17.92		$23.52	$18.54	$18.65	$15.12	$20.50

Total Return (%) (b)	(10.99	)(c)	31.80	7.64	28.98	(10.15)	9.47

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.92	(d)	0.93	0.95	0.94	0.94	0.93
Net ratio of expenses to average net assets (%) (e)	0.83	(d)	0.84	0.85	0.85	0.85	0.90 (f)
Ratio of net investment income (loss) to average net assets (%)	1.50	(d)	1.53	1.43	1.31	1.00	0.58
Portfolio turnover rate (%)	16	(c)	27	39	32	32	140
Net assets, end of period (in millions)	$593.7		$722.3	$661.1	$660.6	$593.3	$775.6

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$23.85		$18.79	$18.89	$15.30	$20.71	$19.09

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.18		0.36	0.25	0.25	0.21	0.13
Net realized and unrealized gain (loss)	(2.73)		5.58	0.89	4.13	(1.85)	1.69

Total income (loss) from investment operations	(2.55)		5.94	1.14	4.38	(1.64)	1.82

Less Distributions
Distributions from net investment income	(0.40)		(0.27)	(0.25)	(0.21)	(0.13)	(0.20)
Distributions from net realized capital gains	(2.70)		(0.61)	(0.99)	(0.58)	(3.64)	0.00

Total distributions	(3.10)		(0.88)	(1.24)	(0.79)	(3.77)	(0.20)

Net Asset Value, End of Period	$18.20		$23.85	$18.79	$18.89	$15.30	$20.71

Total Return (%) (b)	(10.94	)(c)	31.91	7.71	29.18	(10.10)	9.59

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.82	(d)	0.83	0.85	0.84	0.84	0.83
Net ratio of expenses to average net assets (%) (e)	0.73	(d)	0.74	0.75	0.75	0.75	0.80 (f)
Ratio of net investment income (loss) to average net assets (%)	1.61	(d)	1.63	1.53	1.41	1.10	0.68
Portfolio turnover rate (%)	16	(c)	27	39	32	32	140
Net assets, end of period (in millions)	$24.4		$28.9	$24.9	$25.9	$23.1	$30.2

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
(f)	The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.01% during the year ended December 31, 2017.

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Notes to Financial Statements—June 30, 2022 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-four series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is Victory Sycamore Mid Cap Value Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A, B and E shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2022 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946- Financial Services- Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued in reference to similar instruments traded on active markets are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Investments in the ETFs are valued at the closing market quotation for their shares and are categorized as Level 1 within the fair value hierarchy. For information about the use of fair value pricing by the Underlying ETFs, please refer to the prospectuses for such Underlying ETFs.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from third-party pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to

BHFTI-13

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded OTC are generally valued based upon interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

In December 2020, the Securities and Exchange Commission adopted Rule 2a-5, Good Faith Determinations of Fair Value, under the 1940 Act, which is intended to address valuation practices and the role of the board of directors with respect to the fair value of the investments of a registered investment company. Among other things, Rule 2a-5 will permit the Portfolio’s Board to designate the Portfolio’s primary investment adviser to perform the Portfolio’s fair value determinations, which will be subject to the Board’s oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the investment adviser’s fair value determinations. Compliance with Rule 2a-5 will be required beginning in September 2022. The Portfolio’s valuation policies and related practices may be impacted as the Portfolio comes into compliance with Rule 2a-5.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference

BHFTI-14

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed. As of June 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2022, the Portfolio had direct investments in repurchase agreements with a gross value of $20,668,086. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $45,076,538. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2022.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur, any interest earned, and any dividends declared during the term of the loan, would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio generally receives cash, U.S. Government securities, letters of credit, or other collateral deemed appropriate by the Adviser. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, including repurchase agreements with respect to equity securities, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. The value of the securities on loan may change each business day. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

BHFTI-15

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2022 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2022 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2022.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.

	Remaining Contractual Maturity of the Agreements As of June 30, 2022
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(95,577,804)	$—	$—	$—	$(95,577,804)
Mutual Funds	(4,552,225)	—	—	—	(4,552,225)
Total Borrowings	$(100,130,029)	$—	$—	$—	$(100,130,029)
Gross amount of recognized liabilities for securities lending transactions					$(100,130,029)

Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with Capital Institutional Services, Inc. (“CAPIS”). Under this arrangement, the Portfolio directs certain trades to CAPIS in return for a recapture credit. CAPIS issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as broker commission recapture on the Statement of Operations of the Portfolio. Additionally, these amounts have been excluded from the calculation of the net ratio of expenses to average net assets presented in the Financial Highlights for each share class.

3. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the COVID-19 pandemic. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The COVID-19 pandemic has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this pandemic, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. At this time, it is still not possible to estimate the severity or duration of the COVID-19 pandemic, including the severity, duration and frequency of any additional “waves” or emerging variants of COVID-19. It is also still not possible to estimate the duration or frequency of the utilization of any therapeutic treatments and vaccines for COVID-19 or variants thereof. It is likewise still not possible to predict or estimate the longer-term effects of the COVID-19 pandemic, or any actions taken to contain or address the pandemic, on the Portfolios, the financial markets, and economy at large. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

In late February 2022, Russian military forces invaded Ukraine, significantly amplifying already existing geopolitical tensions among Russia, Ukraine, Europe, NATO, and the West. Russia’s invasion, the responses of countries and political bodies to Russia’s actions, and the potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities such as oil and natural gas. Following Russia’s

BHFTI-16

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

actions, various countries, including the U.S., Canada, the United Kingdom, Germany, and France, as well as the European Union, issued broad-ranging economic sanctions against Russia. Sanctions threatened or imposed by these jurisdictions, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or the Portfolio. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Portfolio. Sanctions, or the threat of new or modified sanctions, could impair the ability of the Portfolio to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Portfolio, even if the Portfolio does not have direct exposure to securities of Russian issuers.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, which is the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In 2017, the UK Financial Conduct Authority (FCA) announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. dollar LIBOR and the Sterling Overnight Interbank Average Rate for GBP LIBOR). Various financial industry groups have been planning for the transition away from LIBOR and markets are developing in response to these new rates, but there are concerns around liquidity of the new rates and obstacles to converting certain securities and transactions to new rates. Neither the effect of the transition process nor its ultimate success can yet be known. The transition away from and eventual elimination of LIBOR may adversely affect the interest rates on, and liquidity and value of, certain assets and liabilities of the Portfolio that are tied to LIBOR. These may include bank loans, floating rate securities, structured securities (including asset-backed and mortgage-backed securities), other debt securities, derivatives, and financing transactions tied to LIBOR, particularly insofar as the documentation governing such instruments does not include “fall back” provisions addressing the transition from LIBOR. The effect of any changes to, or discontinuation of, LIBOR on the Portfolio will vary depending on, among other things (1) existing fallback or termination provisions in individual contracts and (2) the extent to which industry participants adopt new reference rates and fallbacks for both legacy and new products and instruments. The Subadviser may have discretion to determine a successor or substitute reference rate, including any price or other adjustments to account for differences between the successor or substitute reference rate and previous rate. Such successor or substitute reference rate and any adjustments selected may negatively impact the Portfolio’s investments, performance or financial condition, and may expose the Portfolio to additional tax, accounting and regulatory risks. The transition away from LIBOR may affect the value, liquidity or return on certain Portfolio investments and may result in costs incurred in connection with closing out positions and entering into new trades, adversely impacting the Portfolio’s

BHFTI-17

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

overall financial condition or results of operations. It is difficult to predict the full impact of the transition away from LIBOR and the adoption of alternative reference rates on the Portfolio.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2022 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$160,413,275	$0	$229,316,811

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2022	% per annum	Average Daily Net Assets
$3,329,943	0.700%	First $200 million
	0.650%	$200 million to $500 million
	0.625%	Over $500 million

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. Victory Capital Management Inc. is compensated by Brighthouse Investment Advisers for providing subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, the Adviser has agreed, for the period April 29, 2022 to April 30, 2023 to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.110%	First $200 million
0.080%	$200 million to $400 million
0.110%	$400 million to $500 million
0.085%	Over $500 million

An identical agreement was in place for the period April 30, 2021 to April 29, 2022. Amounts waived for the six months ended June 30, 2022 are shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an

BHFTI-18

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2022 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. During the six months ended June 30, 2022, deferred compensation losses exceeded accrued Trustees’ fees and expenses. As such, changes in the value of participants’ deferral accounts in excess of the Trustees’ fees and expenses are reflected as a component of Miscellaneous expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

7. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2022 was as follows:

Cost basis of investments	$943,145,437

Gross unrealized appreciation	138,975,729
Gross unrealized (depreciation)	(64,372,734)

Net unrealized appreciation (depreciation)	$74,602,995

The tax character of distributions paid for the years ended December 31, 2021 and 2020 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2021	2020	2021	2020	2021	2020
$20,054,898	$24,770,641	$21,689,614	$39,551,023	$41,744,512	$64,321,664

As of December 31, 2021, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation (Depreciation)	Accumulated Capital Losses	Total
$32,089,145	$102,477,444	$261,367,468	$—	$395,934,057

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2021, the Portfolio had no accumulated capital losses.

8. Recent Accounting Pronouncement

In January 2021, the FASB issued Accounting Standards Update No. 2021-01 (“ASU 2021-01”), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, as regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate

BHFTI-19

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective through December 31, 2022, for all entities. The expedients and exceptions provided by the amendments do not apply to contract modifications and hedging relationships entered into or evaluated after December 31, 2022, except for hedging transactions as of December 31, 2022, that an entity has elected certain optional expedients for and that are retained through the end of the hedging relationship. Management expects that the adoption of the guidance will not have a material impact on the Portfolio’s financial statements.

BHFTI-20

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

For the period April 1, 2021 through March 31, 2022, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-21

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Managed By Western Asset Management Company, LLC

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2022, the Class B shares of the Western Asset Management Government Income Portfolio returned -10.32%. The Portfolio’s benchmark, the Bloomberg U.S. Government Bond Index¹, returned -9.04%. The Portfolio’s Custom Benchmark2 returned -10.52% over the same period.

MARKET ENVIRONMENT / CONDITIONS

The first half of 2022 was marked by extreme market volatility and the U.S. fixed income markets saw their worst year-to-date performance in decades. Bond yields surged higher and risk assets weakened significantly as the market digested the Russian invasion of Ukraine, record high inflation prints, a progressively more hawkish Federal Reserve (the “Fed”) and, later in the period, growing recession fears.

During the first quarter, geopolitical risks rapidly intensified with Russia’s invasion of Ukraine. In response, a number of countries announced a series of sanctions limiting overseas activities of Russian individuals and entities. The imposition of financial and economic sanctions pushed oil prices past $100/barrel and progressively renewed concerns over global growth.

U.S. inflation accelerated sharply, led by significant increases in the price of energy, food and housing, and remained elevated through much of the first half of 2022. Broad and core measures of Consumer Price Index (“CPI”) printed above consensus expectations through much of the second quarter and headline CPI accelerated to 8.6% year-over-year in May—a 40-year high.

Elevated inflation coupled with the desire of Fed officials to appear vigilant with respect to containing inflation led the Federal Open Market Committee (the “FOMC”) to embark on an accelerated pace of monetary tightening and hike the fed funds rate by a total of 150 basis points (“bps”) during the first half of 2022. After an initial hike in March, the FOMC hiked the fed funds rate by 50 bps in its May meeting—its largest rate increase since 2000—and by 75 basis points bps in its June meeting—its largest rate increase since 1994—to end the period at a fed funds rate of 1.50%-1.75%. The Fed also responded with significant changes to its Summary of Economic Projections (“SEP”) since the beginning of the year. The median FOMC member expected that it will be appropriate to hike the fed funds rate by a total of 325 bps in 2022, up from 75 bps in the December 2021 SEP. Core Personal Consumption Expenditures inflation was increased to 4.3% from 2.7%, while 2022 U.S. Gross Domestic Product (“GDP”) growth was revised down to 1.7% from 4.0%.

U.S. GDP unexpectedly contracted during the first quarter of 2022 at a revised annualized rate of -1.6% (the initial estimate was -1.4%), versus consensus forecasts for 1.0% growth, and a slowdown against 2021 full-year growth of 5.7% year-over-year. The contraction—the first since the COVID-19 recession during the first half of 2020—was mainly due to decreases in inventory purchases as well as a jump in imported goods. However, the downward revision to first quarter growth also contained substantive declines in demand components which, in our view, appear to be continuing into second quarter and could lead to another weak GDP print.

During the reporting period, U.S. Treasury yields backed up considerably in the first quarter of 2022 and continued higher in the second quarter. The yield curve bear flattened as back-end yields rose less than front-end and intermediate yields. Investment Grade and High Yield credit spreads widened, particularly over the second quarter. U.S. Dollar (“USD”) denominated emerging market (“EM”) bond spreads widened, and the USD was materially stronger versus most developed and emerging currencies.

PORTFOLIO REVIEW / PERIOD END POSITIONING

For the six-month period ended June 30, 2022, the Western Asset Management Government Income Portfolio had a negative return but outperformed its custom benchmark.

Over the six month period, the most significant positive contributor to the Portfolio’s performance was its underweight allocation to Agency Mortgage-Backed Securities (“MBS”) as spread widened for the sector. The second largest contributor to performance was the Portfolio’s yield curve positioning. The Portfolio’s yield curve positioning was focused on the back end of the yield curve (10-year key rate duration and beyond) and generally underweight the front end of the yield, which was beneficial as the yield curve flattened during the first half of 2022, with front-end yields rising more than long-end yields.

In terms of detractors, the Portfolio’s overweight exposure to Agency Debentures detracted as spreads modestly widened. The Portfolio’s emerging markets exposures also detracted as spreads for USD-denominated EM bonds widened. Finally, the Portfolio’s tactical duration positioning had minimal impact on performance as yields increased during the first half of 2022.

In terms of derivatives, during the six-month period ended June 30, 2022, the Portfolio used interest rate futures to adjust its duration and yield curve exposure. The Portfolio also used Mortgage-To-Be-Announced to gain exposure to the Agency MBS market to gain exposure to specific characteristics of Agency MBS. The net impact of all derivative transactions on the Portfolio’s performance was modestly positive, but not material.

BHFTI-1

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Managed By Western Asset Management Company, LLC

Portfolio Manager Commentary*—(Continued)

In terms of positioning, as of June 30, 2022, the Portfolio was underweight U.S Treasuries and Agency MBS relative to the benchmark, while overweight Agency Debentures. At period-end, the Portfolio held small out-of-benchmark exposures to EM Debt and structured products (including Collateralized Mortgage-Backed Securities and Asset-Backed Securities).

Fredrick Marki

S. Kenneth Leech

Mark S. Lindbloom

Portfolio Managers

Western Asset Mangement Company, LLC

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The Bloomberg U.S. Government Bond Index is an unmanaged index considered representative of fixed-income obligations issued by the U.S. Treasury, government agencies, and quasi-federal corporations.

2 The Custom Benchmark is a blended benchmark comprised of the Bloomberg 5+ Year Treasury Index (40%), the Bloomberg U.S. MBS Index (35%), and the Bloomberg U.S. Agency Bond Index (25%).

BHFTI-2

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

A $10,000 INVESTMENT COMPARED TO THE BLOOMBERG U.S. GOVERNMENT BOND INDEX & THE CUSTOM BENCHMARK

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2022

	6 Month	1 Year	5 Year	10 Year
Western Asset Management Government Income Portfolio
Class B	-10.32	-10.32	0.47	0.96
Bloomberg U.S. Government Bond Index	-9.04	-8.82	0.76	1.03
Custom Benchmark	-10.52	-10.19	0.70	1.27

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2022

Top Sectors

% of Net Assets
U.S. Treasury & Government Agencies	87.8
Foreign Government	13.1
Corporate Bonds & Notes	0.7
Asset-Backed Securities	0.5
Mortgage-Backed Securities	0.2

BHFTI-3

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2022 through June 30, 2022.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Western Asset Management Government Income Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period** January 1, 2022 to June 30, 2022
Class B (a)	Actual	0.69%	$1,000.00	$896.80	$3.25
	Hypothetical*	0.69%	$1,000.00	$1,021.37	$3.46

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 6 of the Notes to Financial Statements.

BHFTI-4

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—87.8% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—33.0%
Fannie Mae 15 Yr. Pool
3.000%, 06/01/32	57,910	$57,398
3.000%, 10/01/32	6,005	5,952
3.000%, 02/01/33	2,100,810	2,079,638
3.000%, 03/01/33	288,956	286,401
3.000%, 04/01/33	227,231	224,521
3.000%, 05/01/33	106,055	104,789
3.000%, 06/01/33	39,683	39,212
3.000%, 07/01/33	204,839	201,818
3.000%, 08/01/33	976,889	965,265
3.000%, 10/01/33	218,174	215,531
3.000%, 11/01/33	138,995	137,341
3.000%, 12/01/33	75,036	74,143
3.000%, 01/01/34	65,190	64,352
3.000%, 02/01/34	120,399	118,966
3.000%, 03/01/34	289,951	286,497
3.000%, 05/01/34	144,417	142,697
5.000%, 03/01/23	120	123
Fannie Mae 20 Yr. Pool
2.000%, 11/01/41	2,386,257	2,133,159
2.500%, 04/01/42	5,328,620	4,904,227
3.000%, 05/01/42	6,526,016	6,193,109
3.500%, 07/01/32	1,214,084	1,214,113
3.500%, 01/01/34	799,839	799,859
4.000%, 11/01/31	504,290	512,798
4.000%, 08/01/32	399,623	404,610
Fannie Mae 30 Yr. Pool
2.000%, 01/01/51	175,227	152,814
2.000%, 02/01/51	427,983	373,878
2.000%, 03/01/51	89,273	78,027
2.000%, 04/01/51	3,289,388	2,859,810
2.000%, 08/01/51	1,702,194	1,483,911
2.000%, 10/01/51	95,082	82,983
2.000%, 01/01/52	680,492	593,221
2.000%, 02/01/52	1,078,158	939,884
2.000%, 03/01/52	1,877,504	1,644,299
2.500%, 06/01/50	698,232	632,721
2.500%, 09/01/50	490,911	442,974
2.500%, 10/01/50	3,035,315	2,753,616
2.500%, 11/01/50	574,063	520,809
2.500%, 01/01/51	528,721	480,928
2.500%, 02/01/51	72,082	65,524
2.500%, 03/01/51	3,291,161	2,965,367
2.500%, 04/01/51	255,332	232,063
2.500%, 05/01/51	353,582	318,607
2.500%, 06/01/51	177,817	161,411
2.500%, 09/01/51	472,957	428,674
2.500%, 10/01/51	3,697,763	3,331,896
2.500%, 11/01/51	764,018	695,628
2.500%, 12/01/51	5,005,937	4,535,548
2.500%, 02/01/52	973,914	882,522
2.500%, 03/01/52	679,255	614,369
2.500%, 04/01/52	388,432	350,920
3.000%, 09/01/42	965,382	923,053
3.000%, 10/01/42	682,163	652,316
3.000%, 11/01/42	1,407,074	1,345,171

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
3.000%, 06/01/43	143,706	137,259
3.000%, 07/01/43	312,454	298,438
3.000%, 10/01/43	321,682	307,206
3.000%, 01/01/45	288,080	275,419
3.000%, 08/01/46	148,610	140,791
3.000%, 09/01/46	440,511	417,362
3.000%, 10/01/46	183,699	173,801
3.000%, 11/01/48	758,226	722,299
3.000%, 09/01/49	658,793	621,146
3.000%, 11/01/49	138,045	128,984
3.000%, 02/01/50	643,503	604,456
3.000%, 03/01/50	554,474	517,856
3.000%, 04/01/50	922,388	868,678
3.000%, 08/01/50	319,077	299,371
3.000%, 11/01/50	492,982	466,587
3.000%, 05/01/51	176,056	165,368
3.000%, 06/01/51	687,734	647,718
3.000%, 09/01/51	632,574	593,267
3.000%, 10/01/51	1,581,791	1,480,761
3.000%, 11/01/51	1,697,861	1,599,578
3.000%, 12/01/51	94,685	88,762
3.000%, 01/01/52	670,796	634,332
3.000%, 03/01/52	98,502	93,358
3.000%, 04/01/52	496,592	463,821
3.500%, 11/01/42	1,430,460	1,405,686
3.500%, 11/01/46	235,758	232,490
3.500%, 07/01/47	1,052,279	1,029,055
3.500%, 10/01/47	68,998	67,731
3.500%, 12/01/47	2,868,996	2,805,683
3.500%, 08/01/50	71,425	69,817
3.500%, 05/01/51	218,833	211,406
3.500%, 07/01/51	1,516,976	1,474,968
3.500%, 12/01/51	193,956	187,614
3.500%, 01/01/52	393,811	382,126
3.500%, 03/01/52	590,852	571,445
3.500%, 04/01/52	1,480,597	1,431,456
3.500%, 05/01/52	1,892,123	1,830,536
4.000%, 10/01/39	48,034	48,579
4.000%, 11/01/40	1,307,153	1,322,034
4.000%, 01/01/42	137,506	138,743
4.000%, 04/01/42	201,525	203,821
4.000%, 09/01/42	983,476	994,679
4.000%, 10/01/42	122,897	124,250
4.000%, 11/01/42	116,203	115,504
4.000%, 04/01/43	120,163	119,427
4.000%, 06/01/43	119,251	118,562
4.000%, 08/01/43	202,101	203,444
4.000%, 09/01/43	814,736	820,885
4.000%, 10/01/43	143,221	144,857
4.000%, 02/01/44	53,742	54,015
4.000%, 04/01/44	68,583	68,932
4.000%, 02/01/45	97,404	98,091
4.000%, 06/01/45	34,962	35,361
4.000%, 12/01/45	469,852	473,151
4.000%, 03/01/46	45,835	45,547

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.000%, 05/01/46	21,950	$21,930
4.000%, 09/01/47	8,772	8,715
4.000%, 05/01/48	438,453	438,370
4.000%, 05/01/52	99,621	99,217
4.000%, 06/01/52	1,794,675	1,777,840
4.500%, 12/01/40	814,537	840,672
4.500%, 08/01/41	75,157	77,573
4.500%, 11/01/41	450,067	462,127
4.500%, 12/01/43	102,595	104,878
4.500%, 10/01/44	573,321	589,610
4.500%, 02/01/45	232,882	237,359
4.500%, 03/01/46	102,751	106,038
4.500%, 05/01/48	30,010	30,343
4.500%, 12/01/48	1,030,720	1,051,529
4.500%, 04/01/49	25,168	25,358
4.500%, 09/01/49	117,433	119,796
4.500%, 10/01/49	56,353	56,952
5.000%, 04/01/41	7,564	7,729
5.000%, 06/01/41	22,878	23,657
5.000%, 08/01/41	19,490	19,934
5.000%, 08/01/48	55,615	57,456
5.500%, 12/01/39	256,524	274,478
5.500%, 04/01/40	268,843	287,972
5.500%, 06/01/40	27,034	28,746
5.500%, 05/01/41	100,240	107,380
5.500%, 06/01/41	175,728	187,800
5.500%, 07/01/41	160,947	171,084
5.500%, 12/01/41	345,954	368,702
5.500%, 02/01/42	757,166	809,528
5.500%, 05/01/44	206,342	221,112
6.000%, 01/01/34	39,208	42,779
6.000%, 08/01/34	64,344	70,312
6.000%, 10/01/34	69,855	76,296
6.000%, 11/01/34	46,703	50,242
6.000%, 01/01/35	60,237	65,336
6.000%, 04/01/35	97,310	103,853
6.000%, 06/01/36	160,152	175,463
6.000%, 05/01/37	202,819	222,305
6.000%, 09/01/37	16,074	17,579
6.000%, 10/01/37	177,204	194,231
6.000%, 01/01/38	175,464	192,327
6.000%, 03/01/38	61,435	67,786
6.000%, 07/01/38	28,670	31,403
6.000%, 01/01/40	168,986	185,232
6.000%, 05/01/40	237,126	259,870
6.000%, 07/01/41	219,831	240,918
6.000%, 01/01/42	19,500	20,816
6.500%, 07/01/32	42,978	46,053
6.500%, 12/01/32	13,011	13,902
6.500%, 07/01/35	14,724	15,601
6.500%, 12/01/35	130,297	139,876
6.500%, 08/01/36	219,833	236,957
Fannie Mae ARM Pool
2.050%, 12M LIBOR + 1.800%, 07/01/41 (a)	13,101	13,521
2.068%, 12M LIBOR + 1.818%, 09/01/41 (a)	7,125	7,384

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae ARM Pool
2.080%, 12M LIBOR + 1.830%, 10/01/41 (a)	6,414	6,489
2.245%, 12M LIBOR + 1.818%, 07/01/41 (a)	17,003	17,559
2.304%, 12M LIBOR + 1.818%, 02/01/42 (a)	31,013	31,797
3.183%, 12M LIBOR + 1.700%, 06/01/42 (a)	19,762	20,171
Fannie Mae Grantor Trust 2.898%, 06/25/27	6,098,577	5,932,014
Fannie Mae Pool
2.500%, 10/01/50	377,543	334,577
2.500%, 05/01/51	390,313	344,775
2.500%, 01/01/52	298,920	263,291
3.000%, 08/01/27	40,187	39,526
3.000%, 10/01/27	64,978	63,898
3.000%, 11/01/27	19,215	18,896
3.000%, 12/01/27	35,973	35,373
3.000%, 01/01/28	34,068	33,499
3.000%, 02/01/28	28,317	27,850
3.000%, 03/01/28	34,568	34,329
3.000%, 04/01/28	30,607	30,095
3.000%, 05/01/28	35,186	34,603
3.000%, 06/01/28	31,959	31,432
3.000%, 07/01/28	34,932	34,348
3.000%, 08/01/28	36,321	35,717
3.000%, 09/01/28	38,895	38,252
3.000%, 01/01/29	32,756	32,216
3.000%, 03/01/29	47,199	46,408
3.500%, 09/01/32	1,151,455	1,140,184
3.500%, 10/01/56	1,290,021	1,261,287
4.500%, 08/01/58	128,872	133,328
6.500%, 08/01/39	743,918	791,544
6.641%, 02/01/39	60,956	64,005
Fannie Mae REMICS (CMO)
1.750%, 06/25/42	118,171	111,326
1.750%, 01/25/43	107,996	102,160
2.544%, 1M LIBOR + 0.920%, 03/25/36 (a)	181,261	184,561
2.554%, 1M LIBOR + 0.930%, 06/25/36 (a)	260,701	265,552
3.000%, 05/25/46	2,058,189	2,016,829
4.250%, 03/25/42	856,560	877,144
4.500%, 12/25/40	52,748	51,487
4.750%, 01/25/41	205,154	204,690
4.926%, -1 x 1M LIBOR + 6.550%, 06/25/41 (a) (b)	42,260	1,788
5.000%, 12/25/23	18,814	18,902
5.000%, 12/25/34	127,765	132,823
5.000%, 03/25/35	104,598	108,755
5.000%, 08/25/39	171,860	178,677
5.000%, 02/25/41	84,274	83,246
5.500%, 06/25/35	29,215	29,761
5.500%, 08/25/35	557,809	583,697
6.000%, 06/25/45 (b)	288,106	51,263
Freddie Mac 15 Yr. Gold Pool
3.000%, 06/01/31	323,242	321,889
3.000%, 02/01/32	6,964	6,909
3.000%, 03/01/33	957,567	949,970
3.000%, 09/01/33	85,403	84,380
3.000%, 03/01/34	74,790	73,893
6.000%, 01/01/24	17,510	17,652

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 15 Yr. Gold Pool
3.500%, 04/01/33	177,229	$177,425
Freddie Mac 20 Yr. Gold Pool
3.000%, 11/01/33	968,504	952,062
3.500%, 03/01/32	450,622	451,050
3.500%, 06/01/32	1,210,383	1,210,413
3.500%, 07/01/32	413,286	413,679
4.000%, 06/01/33	515,618	524,127
Freddie Mac 20 Yr. Pool
2.000%, 01/01/42	2,347,807	2,098,754
3.500%, 02/01/34	1,821,041	1,821,087
Freddie Mac 30 Yr. Gold Pool
2.000%, 09/01/51	189,070	165,001
3.000%, 11/01/42	97,850	92,931
3.000%, 01/01/43	112,515	107,622
3.000%, 02/01/43	567,808	543,296
3.000%, 03/01/43	5,601,935	5,360,655
3.000%, 06/01/43	1,332,219	1,273,453
3.500%, 04/01/40	74,094	72,959
3.500%, 05/01/40	136,152	134,064
3.500%, 06/01/40	157,999	155,203
3.500%, 07/01/40	26,408	25,998
3.500%, 08/01/40	82,631	81,154
3.500%, 09/01/40	56,670	55,778
3.500%, 10/01/40	35,986	35,327
3.500%, 04/01/42	323,492	318,931
3.500%, 07/01/42	50,545	49,717
3.500%, 08/01/42	35,692	35,107
3.500%, 09/01/42	114,914	113,014
3.500%, 10/01/42	768,564	755,976
3.500%, 01/01/43	250,776	246,673
3.500%, 02/01/43	137,741	135,541
3.500%, 04/01/43	392,276	385,849
3.500%, 05/01/43	191,964	188,823
3.500%, 11/01/44	200,235	195,891
3.500%, 02/01/45	4,183	4,107
3.500%, 06/01/45	9,411	9,246
3.500%, 11/01/45	1,898,123	1,859,192
3.500%, 01/01/46	6,139	6,008
3.500%, 02/01/46	478,882	468,662
3.500%, 05/01/46	624,734	611,402
3.500%, 06/01/46	86,340	84,370
3.500%, 07/01/46	9,994	9,781
3.500%, 08/01/46	68,271	67,125
3.500%, 09/01/46	403,983	395,566
3.500%, 01/01/47	1,173,958	1,148,922
3.500%, 02/01/47	1,346,835	1,317,710
3.500%, 11/01/47	16,518	16,166
3.500%, 12/01/47	255,065	249,451
4.000%, 11/01/41	3,238	3,278
4.000%, 09/01/42	1,408,584	1,425,909
4.000%, 10/01/42	20,205	20,115
4.000%, 11/01/42	200,817	203,158
4.000%, 12/01/42	61,510	62,126
4.000%, 01/01/43	10,766	10,788
4.000%, 02/01/43	98,089	98,828

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
4.000%, 03/01/43	42,866	43,187
4.000%, 04/01/43	20,346	20,464
4.000%, 05/01/43	144,985	145,808
4.000%, 06/01/43	27,115	27,040
4.000%, 07/01/43	164,238	165,617
4.000%, 08/01/43	122,370	123,194
4.000%, 09/01/43	221,666	223,267
4.000%, 10/01/43	211,178	212,287
4.000%, 01/01/44	177,537	178,962
4.000%, 02/01/44	24,281	24,214
4.000%, 04/01/44	12,345	12,285
4.000%, 07/01/44	329,275	333,306
4.000%, 12/01/44	7,337	7,347
4.000%, 01/01/45	204,458	206,096
4.000%, 02/01/45	227,924	229,740
4.000%, 05/01/45	358,542	362,926
4.000%, 12/01/45	214,236	215,953
4.000%, 12/01/47	509,949	510,887
4.000%, 05/01/48	251,416	251,816
4.500%, 05/01/39	47,268	48,838
4.500%, 09/01/40	370,494	382,742
4.500%, 02/01/41	36,281	37,484
4.500%, 08/01/41	370,404	380,936
4.500%, 09/01/41	48,487	50,093
4.500%, 10/01/41	95,432	98,545
4.500%, 02/01/44	11,609	11,718
5.000%, 01/01/35	89,956	93,949
5.000%, 05/01/35	40,854	42,974
5.000%, 07/01/35	531,754	559,754
5.000%, 11/01/35	661,731	696,834
5.000%, 06/01/41	885,736	933,298
5.000%, 07/01/41	139,929	146,665
5.500%, 03/01/34	614,242	658,725
5.500%, 07/01/35	418,135	448,348
Freddie Mac 30 Yr. Pool
2.000%, 03/01/51	93,241	81,372
2.000%, 11/01/51	285,488	249,677
2.500%, 06/01/50	204,201	185,199
2.500%, 11/01/50	2,357,126	2,150,211
2.500%, 02/01/51	167,434	151,820
2.500%, 07/01/51	877,934	785,663
2.500%, 09/01/51	4,007,633	3,617,783
2.500%, 11/01/51	2,017,984	1,831,859
2.500%, 03/01/52	592,751	535,225
3.000%, 09/01/48	442,074	418,463
3.000%, 09/01/49	1,774,141	1,685,095
3.000%, 11/01/49	530,037	499,267
3.000%, 03/01/50	246,493	231,396
3.000%, 05/01/50	135,461	127,938
3.000%, 02/01/51	276,518	259,291
3.000%, 04/01/52	796,352	746,202
3.500%, 11/01/40	70,548	69,350
3.500%, 12/01/40	52,522	51,620
3.500%, 01/01/46	163,237	159,605

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Pool
3.500%, 07/01/46	808,372	$790,386
3.500%, 07/01/47	266,067	261,036
3.500%, 02/01/48	75,998	74,306
3.500%, 04/01/48	249,713	244,151
3.500%, 04/01/52	1,384,468	1,337,738
3.500%, 05/01/52	396,817	383,656
4.000%, 07/01/49	500,000	501,316
4.000%, 05/01/52	199,447	197,349
4.000%, 06/01/52	400,000	396,146
4.500%, 07/01/40	710,335	733,170
Freddie Mac ARM Non-Gold Pool
2.000%, 12M LIBOR + 1.750%, 12/01/40 (a)	301,323	306,304
2.000%, 12M LIBOR + 1.750%, 09/01/41 (a)	119,146	121,506
2.130%, 12M LIBOR + 1.880%, 09/01/41 (a)	10,223	10,588
2.130%, 12M LIBOR + 1.880%, 10/01/41 (a)	118,145	121,993
2.160%, 12M LIBOR + 1.910%, 06/01/41 (a)	6,858	6,929
2.232%, 12M LIBOR + 1.905%, 10/01/42 (a)	45,865	47,044
3.131%, 12M LIBOR + 1.910%, 06/01/41 (a)	26,318	27,113
3.220%, 12M LIBOR + 1.910%, 05/01/41 (a)	20,203	20,714
3.255%, 12M LIBOR + 1.880%, 04/01/41 (a)	2,485	2,526
3.568%, 12M LIBOR + 1.910%, 05/01/41 (a)	20,313	20,902
Freddie Mac Multifamily Structured Pass-Through Certificates
2.750%, 11/25/22	688,269	686,252
3.750%, 11/25/29	170,244	171,877
3.750%, 11/25/32	1,000,000	1,009,983
3.990%, 05/25/33 (a)	3,650,000	3,731,300
Freddie Mac REMICS (CMO)
1.724%, 1M LIBOR + 0.400%, 03/15/34 (a)	161,050	160,599
1.750%, 06/15/42	87,948	83,255
2.224%, 1M LIBOR + 0.900%, 02/15/33 (a)	86,483	87,910
3.500%, 11/15/31	795,059	798,920
4.000%, 01/15/41	5,117,396	5,078,067
4.500%, 02/15/41	10,334	10,464
5.000%, 10/15/34	158,558	165,182
5.000%, 12/15/37	56,876	59,018
5.000%, 03/15/41	281,452	286,441
5.000%, 04/15/41	912,633	964,026
5.000%, 05/15/41	1,023,969	1,099,857
5.500%, 05/15/34	938,691	986,045
5.500%, 11/15/36	361,813	371,381
5.500%, 06/15/41	2,116,142	2,266,195
Ginnie Mae I 30 Yr. Pool 3.000%, 05/15/42	205,433	195,488
3.000%, 04/15/43	74,447	71,026
3.000%, 05/15/43	45,816	43,554
3.000%, 01/15/45	25,790	24,503
3.000%, 02/15/45	44,544	42,288
3.000%, 03/15/45	213,440	202,598
3.000%, 05/15/45	13,928	13,222
3.000%, 06/15/45	21,599	20,524
3.000%, 07/15/45	118,196	112,214
3.500%, 11/15/41	133,957	133,636
3.500%, 02/15/42	110,278	110,178
3.500%, 03/15/42	152,768	152,374
3.500%, 05/15/42	324,042	322,967

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
3.500%, 06/15/42	194,697	194,520
3.500%, 05/15/50	207,440	205,405
4.000%, 09/15/40	854,761	867,032
4.000%, 10/15/40	44,574	45,643
4.000%, 03/15/41	396,692	404,126
4.000%, 06/15/41	14,089	14,256
4.000%, 09/15/41	83,204	85,229
4.000%, 10/15/41	333,806	340,561
4.000%, 11/15/41	106,042	108,654
4.000%, 12/15/41	298,980	305,986
4.000%, 01/15/42	13,898	14,155
4.000%, 02/15/42	15,122	15,419
4.000%, 03/15/42	100,516	102,782
4.000%, 11/15/42	12,377	12,502
4.000%, 01/15/43	41,190	41,781
4.000%, 03/15/50	32,679	33,009
4.500%, 08/15/39	674,206	703,223
4.500%, 06/15/40	172,246	178,932
4.500%, 07/15/40	41,425	43,133
4.500%, 03/15/41	248,920	259,691
4.500%, 04/15/41	18,929	19,759
5.000%, 03/15/39	28,502	29,602
5.000%, 07/15/39	50,012	52,987
5.000%, 08/15/39	49,352	52,021
5.000%, 09/15/39	32,330	34,141
5.000%, 04/15/40	18,334	19,294
5.000%, 08/15/40	81,326	85,915
5.000%, 04/15/41	52,334	54,753
5.000%, 09/15/41	35,510	37,618
5.500%, 10/15/39	7,935	8,687
6.000%, 06/15/36	394,251	436,068
Ginnie Mae II 30 Yr. Pool 2.500%, 12/20/50	250,436	226,780
3.000%, 12/20/42	577,186	542,857
3.000%, 03/20/43	539,346	508,736
3.000%, 01/20/48	716,518	682,391
3.000%, 09/20/51	4,488,807	4,239,253
3.000%, 04/20/52	99,827	93,600
3.500%, 12/20/42	175,484	174,220
3.500%, 05/20/46	852,814	840,494
3.500%, 06/20/46	2,168,252	2,131,843
3.500%, 11/20/47	141,677	139,302
3.500%, 10/20/48	491,994	483,208
3.500%, 02/20/52	197,193	191,913
3.500%, 06/20/52	100,000	97,201
3.500%, TBA (c)	200,000	194,016
4.000%, 09/20/39	55,839	56,766
4.000%, 10/20/40	7,559	7,685
4.000%, 11/20/40	529,137	537,947
4.000%, 10/20/41	690,907	702,412
4.000%, 11/20/41	263,532	267,931
4.000%, 04/20/42	343,791	349,516
4.000%, 06/20/42	25,723	26,318
4.000%, 10/20/44	609,977	614,899
4.000%, 11/20/44	606,510	612,483

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
4.000%, 12/20/44	34,730	$35,011
4.000%, 03/20/50	30,393	31,357
4.000%, 04/20/50	334,530	341,893
4.000%, TBA (c)	200,000	198,652
4.500%, 02/20/40	58,550	61,204
4.500%, 09/20/40	6,265	6,551
4.500%, 08/20/48	542,259	551,814
4.500%, 09/20/48	368,144	374,631
4.500%, 10/20/48	521,565	534,654
4.500%, 01/20/49	80,359	82,198
4.500%, 03/20/50	109,301	111,306
Ginnie Mae II Pool 5.470%, 08/20/59 (a)	336	321
Government National Mortgage Association (CMO) 1.103%, 1M LIBOR + 0.300%, 08/20/60 (a)	80,889	79,962
1.103%, 1M LIBOR + 0.300%, 09/20/60 (a)	126,013	124,554
1.293%, 1M LIBOR + 0.490%, 02/20/61 (a)	66,759	66,287
1.303%, 1M LIBOR + 0.500%, 12/20/60 (a)	199,241	197,774
1.303%, 1M LIBOR + 0.500%, 02/20/61 (a)	17,068	16,947
1.303%, 1M LIBOR + 0.500%, 04/20/61 (a)	71,407	70,857
1.303%, 1M LIBOR + 0.500%, 05/20/61 (a)	175,907	174,615
1.333%, 1M LIBOR + 0.530%, 06/20/61 (a)	95,287	94,642
1.353%, 1M LIBOR + 0.330%, 07/20/60 (a)	137,292	135,683
1.403%, 1M LIBOR + 0.600%, 10/20/61 (a)	339,180	337,258
1.433%, 1M LIBOR + 0.630%, 01/20/62 (a)	347,555	345,646
1.433%, 1M LIBOR + 0.630%, 03/20/62 (a)	214,840	213,980
1.453%, 1M LIBOR + 0.650%, 05/20/61 (a)	6,161	6,127
1.503%, 1M LIBOR + 0.700%, 11/20/61 (a)	356,030	354,546
1.503%, 1M LIBOR + 0.700%, 01/20/62 (a)	231,950	231,024
1.650%, 01/20/63	8,177	8,162
1.845%, 1M LIBOR + 0.250%, 10/20/47 (a)	596,791	589,600
1.895%, 1M LIBOR + 0.300%, 05/20/48 (a)	526,548	522,633
1.895%, 1M LIBOR + 0.300%, 06/20/48 (a)	679,710	671,245
2.039%, 1M LIBOR + 0.530%, 12/16/39 (a)	67,228	67,395
2.075%, 1M LIBOR + 0.480%, 01/20/38 (a)	19,215	19,307
2.095%, 1M LIBOR + 0.500%, 07/20/37 (a)	74,734	75,122
2.109%, 1M LIBOR + 0.600%, 11/16/39 (a)	107,361	108,562
2.380%, 1Y H15 + 0.350%, 08/20/66 (a)	2,573,004	2,554,962
2.500%, 11/20/46	118,327	113,881
2.530%, 1Y H15 + 0.500%, 05/20/66 (a)	2,387,288	2,375,423
2.750%, 02/20/64	1,205,829	1,190,661
2.750%, 05/20/64	307,695	307,609
3.000%, 03/20/63	7,875	7,587
3.250%, 08/20/68	2,799,062	2,759,608
4.000%, 12/20/40	1,424,984	1,444,801
4.500%, 05/16/40	31,774	31,782
4.500%, 05/20/40 (b)	2,955	96
4.500%, 12/20/40	1,054,511	1,109,876
4.505%, -1 x 1M LIBOR + 6.100%, 07/20/41 (a) (b)	73,956	8,624
5.000%, 12/20/39	3,200,038	3,300,884
5.000%, 03/20/40	1,514,239	1,556,792
5.010%, 09/20/60 (a)	11,225	11,352
5.500%, 04/20/34	203,237	217,919
6.540%, -1 x 1M LIBOR + 8.667%, 04/20/39 (a)	5,679	5,674

Agency Sponsored Mortgage-Backed—(Continued)
Uniform Mortgage-Backed Securities 30 Yr. Pool 4.000%, TBA (c)	5,500,000	5,414,228
4.500%, TBA (c)	10,100,000	10,114,598
5.000%, TBA (c)	1,000,000	1,017,970

		240,677,244

Federal Agencies—41.7%
Fannie Mae Principal Strip
Zero Coupon, 05/15/30	40,000,000	30,787,213
Federal Farm Credit Banks Funding Corp. 0.200%, 01/04/24	10,000,000	9,608,987
1.050%, 11/17/25	5,000,000	4,677,938
1.300%, 05/13/30	20,000,000	16,967,721
1.980%, 07/13/38	19,515,000	15,296,544
3.700%, 03/24/42	10,000,000	9,364,690
5.480%, 06/27/42	2,000,000	2,000,460
Federal Home Loan Bank
2.125%, 09/14/29	16,000,000	14,786,012
3.250%, 11/16/28	10,000,000	10,033,009
Federal Home Loan Mortgage Corp.
Zero Coupon, 12/14/29	10,000,000	7,814,497
Zero Coupon, 09/15/36	10,000,000	5,914,724
Zero Coupon, 12/15/36	45,000,000	26,566,336
0.375%, 05/05/23	8,000,000	7,829,863
6.250%, 07/15/32 (d)	7,568,000	9,397,660
6.750%, 03/15/31	481,000	602,994
Federal National Mortgage Association
Zero Coupon, 11/15/30	10,000,000	7,528,220
0.500%, 11/07/25	8,000,000	7,344,778
6.625%, 11/15/30 (d)	1,430,000	1,767,124
Freddie Mac Strips
Zero Coupon, 07/15/32	17,100,000	11,987,041
Resolution Funding Corp. Interest Strip
Zero Coupon, 01/15/29	7,300,000	5,882,097
Zero Coupon, 07/15/29	7,500,000	5,966,905
Resolution Funding Corp. Principal Strip
Zero Coupon, 01/15/30	23,523,000	18,198,611
Zero Coupon, 04/15/30	35,000,000	26,688,883
Tennessee Valley Authority 0.750%, 05/15/25	5,000,000	4,676,630
2.875%, 09/15/24	7,050,000	7,018,340
Tennessee Valley Authority Generic Strip
Zero Coupon, 07/15/29	8,669,000	6,805,495
Zero Coupon, 01/15/34	12,669,000	8,190,965
United States Department of Housing and Urban Development 2.738%, 08/01/25	5,000,000	4,928,058
United States International Development Finance Corp. 1.110%, 05/15/29	6,000,000	5,560,670
1.920%, 12/15/32	10,000,000	9,193,600

		303,386,065

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—13.1%
U.S. Treasury Bonds 1.625%, 11/15/50	36,600,000	$ 25,741,523
2.250%, 02/15/52 (d)	1,900,000	1,563,641
2.875%, 05/15/52 (d)	1,500,000	1,416,797
3.000%, 05/15/45	4,000,000	3,710,312
3.000%, 02/15/48	48,000,000	45,225,000
3.625%, 02/15/44	17,000,000	17,442,266

		95,099,539

Total U.S. Treasury & Government Agencies (Cost $706,404,527)		639,162,848

Foreign Government—13.1%

Sovereign—13.1%
Abu Dhabi Government International Bonds 3.125%, 10/11/27 (144A) (d)	2,860,000	2,792,075
3.125%, 09/30/49 (144A)	10,000,000	7,759,940
Colombia Government International Bond 3.125%, 04/15/31 (d)	5,090,000	3,752,821
Hashemite Kingdom of Jordan Government AID Bond 3.000%, 06/30/25	10,389,000	10,312,560
Indonesia Government International Bond 4.750%, 02/11/29	4,410,000	4,458,431
Israel Government AID Bonds 5.500%, 09/18/23	13,878,000	14,287,887
5.500%, 12/04/23	30,210,000	31,230,963
5.500%, 04/26/24	1,900,000	1,973,868
5.500%, 09/18/33	2,195,000	2,598,069
Mexico Government International Bond 4.500%, 04/22/29	4,650,000	4,515,650
Panama Government International Bonds 3.750%, 03/16/25	2,780,000	2,744,476
4.500%, 04/01/56	750,000	594,270
Peruvian Government International Bond 4.125%, 08/25/27	2,620,000	2,562,579
Poland Government International Bond 3.250%, 04/06/26	2,820,000	2,731,734
Qatar Government International Bond 4.000%, 03/14/29 (144A)	2,740,000	2,761,317

Total Foreign Government (Cost $109,168,234)		95,076,640

Corporate Bonds & Notes—0.7%

Diversified Financial Services—0.7%
Private Export Funding Corp. 0.300%, 04/28/23 (144A) (Cost $4,458,115)	5,000,000	4,898,899

Asset-Backed Securities—0.5%

Asset-Backed - Student Loan—0.5%
Navient Student Loan Trust 2.224%, 1M LIBOR + 0.600%, 07/26/66 (144A) (a)	1,046,232	1,044,735

Asset-Backed - Student Loan—(Continued)
SLM Student Loan Trust 1.654%, 3M LIBOR + 0.470%, 01/26/26 (a)	2,702,617	2,697,060

Total Asset-Backed Securities (Cost $3,756,028)		3,741,795

Mortgage-Backed Securities—0.2%

Collateralized Mortgage Obligations—0.2%
Seasoned Loans Structured Transaction 3.500%, 06/25/28	1,308,405	1,293,253

Total Mortgage-Backed Securities (Cost $1,299,599)		1,293,253

Short-Term Investment—1.8%

Repurchase Agreement—1.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/22 at 0.350%, due on 07/01/22 with a maturity value of $13,259,384; collateralized by U.S. Treasury Note at 3.000%, maturing 06/30/24, with a market value of $13,524,488.	13,259,255	13,259,255

Total Short-Term Investments (Cost $13,259,255)		13,259,255

Securities Lending Reinvestments (e)—1.6%

Repurchase Agreements—0.9%
National Bank Financial, Inc. Repurchase Agreement dated 06/30/22 at 1.570%, due on 07/01/22 with a maturity value of $1,000,044; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.375%, maturity dates ranging from 09/22/22 - 11/15/48, and an aggregate market value of $1,021,403.	1,000,000	1,000,000
National Bank of Canada
Repurchase Agreement dated 06/30/22 at 1.570%, due on 07/07/22 with a maturity value of $400,122; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.375%, maturity dates ranging from 07/31/22 - 08/15/51, and an aggregate market value of $408,561.	400,000	400,000
Repurchase Agreement dated 06/30/22 at 1.700%, due on 07/07/22 with a maturity value of $1,600,529; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.000%, maturity dates ranging from 11/03/22 - 02/15/51, and various Common Stock with an aggregate market value of $1,764,491.	1,600,000	1,600,000
Natwest Markets Securities, Inc. Repurchase Agreement dated 06/30/22 at 1.480%, due on 07/01/22 with a maturity value of $1,204,698; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 07/05/22 - 11/15/49, and an aggregate market value of $1,228,792.	1,204,649	1,204,649

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements —(Continued)
NBC Global Finance, Ltd. Repurchase Agreement dated 06/30/22 at 1.735%, due on 07/07/22 with a maturity value of $900,304; collateralized by various Common Stock with an aggregate market value of $1,000,603.	900,000	$900,000
Societe Generale
Repurchase Agreement dated 06/30/22 at 1.500%, due on 07/01/22 with a maturity value of $700,029; collateralized by U.S. Treasury Obligations with rates ranging from 0.375% - 3.000%, maturity dates ranging from 10/31/22 - 08/15/48, and an aggregate market value of $714,268.	700,000	700,000
Repurchase Agreement dated 06/30/22 at 1.500%, due on 07/01/22 with a maturity value of $31,214; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.500%, maturity dates ranging from 01/31/23 - 02/15/32, and an aggregate market value of $31,849.	31,213	31,213
Repurchase Agreement dated 06/30/22 at 1.600%, due on 07/01/22 with a maturity value of $200,009; collateralized by various Common Stock with an aggregate market value of $222,274.	200,000	200,000
Repurchase Agreement dated 06/30/22 at 1.620%, due on 07/01/22 with a maturity value of $199,815; collateralized by various Common Stock with an aggregate market value of $222,059.	199,806	199,806
Repurchase Agreement dated 06/30/22 at 1.670%, due on 07/07/22 with a maturity value of $200,065; collateralized by various Common Stock with an aggregate market value of $222,365.	200,000	200,000
TD Prime Services LLC Repurchase Agreement dated 06/30/22 at 1.650%, due on 07/01/22 with a maturity value of $500,023; collateralized by various Common Stock with an aggregate market value of $552,381.	500,000	500,000

		6,935,668

Mutual Funds—0.7%
BlackRock Liquidity Funds FedFund, Institutional Shares 1.320% (f)	1,000,000	1,000,000

Mutual Funds—(Continued)
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 1.390% (f)	2,000,000	2,000,000
STIT-Government & Agency Portfolio, Institutional Class 1.380% (f)	2,000,000	2,000,000

		5,000,000

Total Securities Lending Reinvestments (Cost $11,935,668)		11,935,668

Total Investments—105.7% (Cost $850,281,426)		769,368,358
Other assets and liabilities (net)—(5.7)%		(41,185,210)

Net Assets—100.0%		$728,183,148

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at June 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	Interest only security.
(c)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(d)	All or a portion of the security was held on loan. As of June 30, 2022, the market value of securities loaned was $11,564,093 and the collateral received consisted of cash in the amount of $11,935,668. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(e)	Represents investment of cash collateral received from securities on loan as of June 30, 2022.
(f)	The rate shown represents the annualized seven-day yield as of June 30, 2022.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2022, the market value of 144A securities was $19,256,966, which is 2.6% of net assets.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Long Bond Futures	09/21/22	227	USD	31,467,875	$149,660

Futures Contracts—Short
U.S. Treasury Note 10 Year Futures	09/21/22	(444)	USD	(52,627,875)	(111,343)
U.S. Treasury Note 5 Year Futures	09/30/22	(110)	USD	(12,347,500)	(77,350)
U.S. Treasury Note Ultra 10 Year Futures	09/21/22	(65)	USD	(8,279,375)	67,056

Net Unrealized Appreciation					$28,023

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(CMO)—	Collateralized Mortgage Obligation
(REMIC)—	Real Estate Mortgage Investment Conduit

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$639,162,848	$—	$639,162,848
Total Foreign Government*	—	95,076,640	—	95,076,640
Total Corporate Bonds & Notes*	—	4,898,899	—	4,898,899
Total Asset-Backed Securities*	—	3,741,795	—	3,741,795
Total Mortgage-Backed Securities*	—	1,293,253	—	1,293,253
Total Short-Term Investment*	—	13,259,255	—	13,259,255
Securities Lending Reinvestments
Repurchase Agreements	—	6,935,668	—	6,935,668
Mutual Funds	5,000,000	—	—	5,000,000
Total Securities Lending Reinvestments	5,000,000	6,935,668	—	11,935,668
Total Investments	$5,000,000	$764,368,358	$—	$769,368,358

Collateral for Securities Loaned (Liability)	$—	$(11,935,668)	$—	$(11,935,668)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$216,716	$—	$—	$216,716
Futures Contracts (Unrealized Depreciation)	(188,693)	—	—	(188,693)
Total Futures Contracts	$28,023	$—	$—	$28,023

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets
Investments at value (a) (b)	$769,368,358
Cash collateral for futures contracts	661,941
Receivable for:
Investments sold	3,034,771
TBA securities sold	5,527,273
Fund shares sold	12,929
Interest	3,160,143

Total Assets	781,765,415
Liabilities
Collateral for securities loaned	11,935,668
Payables for:
Investments purchased	18,102,901
TBA securities purchased	22,417,898
Fund shares redeemed	126,973
Variation margin on futures contracts	231,132
Accrued Expenses:
Management fees	239,891
Distribution and service fees	149,742
Deferred trustees’ fees	153,613
Other expenses	224,449

Total Liabilities	53,582,267

Net Assets	$728,183,148

Net Assets Consist of:
Paid in surplus	$847,651,746
Distributable earnings (Accumulated losses)	(119,468,598)

Net Assets	$728,183,148

Net Assets
Class B	$728,183,148
Capital Shares Outstanding*
Class B	76,862,842
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$9.47

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $850,281,426.
(b)	Includes securities loaned at value of $11,564,093.

Statement of Operations

Six Months Ended June 30, 2022 (Unaudited)

Investment Income
Interest	$7,773,903
Securities lending income	25,942

Total investment income	7,799,845
Expenses
Management fees	1,698,420
Administration fees	22,975
Custodian and accounting fees	67,259
Distribution and service fees—Class B	974,732
Audit and tax services	34,167
Legal	20,427
Shareholder reporting	16,159
Insurance	3,023
Miscellaneous (a)	4,413

Total expenses	2,841,575
Less management fee waiver	(145,993)

Net expenses	2,695,582

Net Investment Income	5,104,263

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(11,864,899)
Futures contracts	5,550,561

Net realized gain (loss)	(6,314,338)

Net change in unrealized appreciation (depreciation) on:
Investments	(86,391,798)
Futures contracts	439,438

Net change in unrealized appreciation (depreciation)	(85,952,360)

Net realized and unrealized gain (loss)	(92,266,698)

Net Increase (Decrease) in Net Assets From Operations	$(87,162,435)

(a)	Includes $19,894 in Trustees’ fees and expenses and $21,639 in deferred Trustee compensation losses.

See accompanying notes to financial statements.

BHFTI-13

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$5,104,263	$8,334,704
Net realized gain (loss)	(6,314,338)	9,533,297
Net change in unrealized appreciation (depreciation)	(85,952,360)	(37,617,133)

Increase (decrease) in net assets from operations	(87,162,435)	(19,749,132)

From Distributions to Shareholders
Class B	(16,627,143)	(19,720,331)

Total distributions	(16,627,143)	(19,720,331)

Increase (decrease) in net assets from capital share transactions	(28,974,950)	(112,863,365)

Total increase (decrease) in net assets	(132,764,528)	(152,332,828)

Net Assets
Beginning of period	860,947,676	1,013,280,504

End of period	$728,183,148	$860,947,676

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Value	Shares	Value
Class B
Sales	3,232,111	$32,651,155	6,705,398	$73,549,299
Reinvestments	1,787,865	16,627,143	1,836,157	19,720,331
Redemptions	(7,770,000)	(78,253,248)	(18,841,307)	(206,132,995)

Net increase (decrease)	(2,750,024)	$(28,974,950)	(10,299,752)	$(112,863,365)

Increase (decrease) derived from capital shares transactions		$(28,974,950)		$(112,863,365)

See accompanying notes to financial statements.

BHFTI-14

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Financial Highlights

Selected per share data
	Class B
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$10.81		$11.27	$10.72	$10.26	$10.55	$10.51

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.07		0.10	0.13	0.20	0.20	0.19
Net realized and unrealized gain (loss)	(1.19)		(0.32)	0.69	0.55	(0.20)	0.08

Total income (loss) from investment operations	(1.12)		(0.22)	0.82	0.75	0.00	0.27

Less Distributions
Distributions from net investment income	(0.22)		(0.24)	(0.27)	(0.29)	(0.29)	(0.23)

Total distributions	(0.22)		(0.24)	(0.27)	(0.29)	(0.29)	(0.23)

Net Asset Value, End of Period	$9.47		$10.81	$11.27	$10.72	$10.26	$10.55

Total Return (%) (b)	(10.32	)(c)	(1.97)	7.68	7.49	(0.06)	2.60

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.73	(d)	0.73	0.72	0.73	0.72	0.71
Net ratio of expenses to average net assets (%) (e)	0.69	(d)	0.69	0.69	0.70	0.72	0.71
Ratio of net investment income (loss) to average net assets (%)	1.31	(d)	0.90	1.13	1.92	1.99	1.76
Portfolio turnover rate (%)	45	(c) (f)	35 (f)	75 (f)	196 (f)	240 (f)	187 (f)
Net assets, end of period (in millions)	$728.2		$860.9	$1,013.3	$930.3	$960.4	$1,087.1

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(f)	Includes mortgage dollar roll and TBA transactions; excluding these transactions the portfolio turnover rates would have been 25%, 30%, 57%, 114%, 69%, and 111% for the six months ended June 30, 2022 and the years ended December 31, 2021, 2020, 2019, 2018, and 2017, respectively.

See accompanying notes to financial statements.

BHFTI-15

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Notes to Financial Statements—June 30, 2022 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-four series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is Western Asset Management Government Income Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class B shares are currently offered by the Portfolio.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2022 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946- Financial Services- Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from third-party pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage- and asset-backed securities are generally valued based upon evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded over-the-counter (“OTC”) are generally valued based upon interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are

BHFTI-16

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including, but not limited to, the overnight index swap rate, London Interbank Offered Rate (“LIBOR”) forward rate or other interest rates, yield curves or credit spreads to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

In December 2020, the Securities and Exchange Commission adopted Rule 2a-5, Good Faith Determinations of Fair Value, under the 1940 Act, which is intended to address valuation practices and the role of the board of directors with respect to the fair value of the investments of a registered investment company. Among other things, Rule 2a-5 will permit the Portfolio’s Board to designate the Portfolio’s primary investment adviser to perform the Portfolio’s fair value determinations, which will be subject to the Board’s oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the investment adviser’s fair value determinations. Compliance with Rule 2a-5 will be required beginning in September 2022. The Portfolio’s valuation policies and related practices may be impacted as the Portfolio comes into compliance with Rule 2a-5.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed. As of June 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure.

Inflation-Indexed Bonds - The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at

BHFTI-17

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value that is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Stripped Securities - The Portfolio may invest in “stripped securities,” a term used collectively for certain structured fixed income securities. Stripped securities can be principal only securities (“POs”), which are debt obligations that have been stripped of unmatured interest coupons or interest only securities (“IOs”), which are unmatured interest coupons that have been stripped from debt obligations. Stripped securities do not make periodic payments of interest prior to maturity. As is the case with all securities, the market value of stripped securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in stripped securities than for debt obligations of comparable maturities that currently pay interest. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Portfolio may not fully recoup the initial investment in IOs.

Mortgage-Related and Other Asset-Backed Securities - The Portfolio may invest in mortgage-related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by or payable from, mortgage loans on real property or other receivables. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

In one type of SMBS, one class receives all of the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security until maturity. These adjustments are netted against payments received for the IOs and the net amount is included in interest income on the Statement of Operations of the Portfolio. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage-related and other asset-backed securities held by the Portfolio are included in the Portfolio’s Schedule of Investments.

The Portfolio may invest a significant portion of its assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

Mortgage Dollar Rolls - The Portfolio may enter into mortgage “dollar rolls” in which a Portfolio sells to-be-announced (“TBA”) mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. For the duration of the transaction, or roll period, the Portfolio foregoes principal (including prepayments of principal) and interest paid on the securities sold. Dollar rolls are accounted for as purchase and sale transactions; gain or loss is recognized at the commencement of the term of the dollar roll and each time the mortgage-backed security is rolled.

Mortgage dollar roll transactions involve the risk that the market value of the securities that the Portfolio is required to reacquire may be less than the agreed-upon repurchase price of those securities and that the investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities transferred or sold, as applicable, as part of the treasury or mortgage dollar roll.

TBA Purchase and Forward Sale Commitments - The Portfolio may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to the settlement date, which is in addition to the risk of decline in the value of the Portfolio’s other assets. TBA forward sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation and Fair Value Measurements”.

When-Issued and Delayed-Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed-delivery basis. Settlement of such transactions will occur beyond the customary settlement period. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the

BHFTI-18

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Upon making a commitment to purchase a security on a when-issued or delayed-delivery basis, the Portfolio will hold liquid assets in a segregated account with the Portfolio’s Custodian, or set aside liquid assets in the Portfolio’s records, worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2022, the Portfolio had direct investments in repurchase agreements with a gross value of $13,259,255. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $6,935,668. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2022.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur, any interest earned, and any dividends declared during the term of the loan, would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio generally receives cash, U.S. Government securities, letters of credit, or other collateral deemed appropriate by the Adviser. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, including repurchase agreements with respect to equity securities, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. The value of the securities on loan may change each business day. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2022 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2022 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2022.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

BHFTI-19

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.

	Remaining Contractual Maturity of the Agreements As of June 30, 2022
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Foreign Government	$(119,062)	$—	$—	$—	$(119,062)
U.S. Treasury & Government Agencies	(11,816,606)	—	—	—	(11,816,606)
Total Borrowings	$(11,935,668)	$—	$—	$—	$(11,935,668)
Gross amount of recognized liabilities for securities lending transactions					$(11,935,668)

3. Investments in Derivative Instruments

Futures Contracts - The Portfolio may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Statement of Operations. When the contract is closed or expires, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. If futures contracts are exchange-traded, the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default. For OTC futures, the Portfolio’s ability to terminate the positions may be more limited than in the case of exchange-traded positions and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2022 by category of risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Unrealized appreciation on futures contracts (a)	$216,716	Unrealized depreciation on futures contracts (a)	$188,693

(a)	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2022:

Statement of Operations Location — Net Realized Gain (Loss)	Interest Rate
Futures contracts	$5,550,561

Statement of Operations Location — Net Change in Unrealized Appreciation (Depreciation)	Interest Rate
Futures contracts	$439,438

For the six months ended June 30, 2022, the average notional par or face amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$14,766,631
Futures contracts short	(69,391,838)

‡	Averages are based on activity levels during the period for which the amounts are outstanding.

BHFTI-20

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

4. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the COVID-19 pandemic. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The COVID-19 pandemic has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this pandemic, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. At this time, it is still not possible to estimate the severity or duration of the COVID-19 pandemic, including the severity, duration and frequency of any additional “waves” or emerging variants of COVID-19. It is also still not possible to estimate the duration or frequency of the utilization of any therapeutic treatments and vaccines for COVID-19 or variants thereof. It is likewise still not possible to predict or estimate the longer-term effects of the COVID-19 pandemic, or any actions taken to contain or address the pandemic, on the Portfolios, the financial markets, and economy at large. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

In late February 2022, Russian military forces invaded Ukraine, significantly amplifying already existing geopolitical tensions among Russia, Ukraine, Europe, NATO, and the West. Russia’s invasion, the responses of countries and political bodies to Russia’s actions, and the potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities such as oil and natural gas. Following Russia’s actions, various countries, including the U.S., Canada, the United Kingdom, Germany, and France, as well as the European Union, issued broad-ranging economic sanctions against Russia. Sanctions threatened or imposed by these jurisdictions, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or the Portfolio. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Portfolio. Sanctions, or the threat of new or modified sanctions, could impair the ability of the Portfolio to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Portfolio, even if the Portfolio does not have direct exposure to securities of Russian issuers.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

BHFTI-21

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Master Securities Forward Transaction Agreements (“MSFTA”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as TBA securities and delayed-delivery or secured borrowings transactions by and between the Portfolio and select counterparties. The MSFTA maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency, which is segregated at a broker account registered with the Commodities Futures Trading Commission, or the applicable regulator. In a cleared derivative transaction, the Portfolio’s counterparty is a clearinghouse rather than a bank or broker. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, which is the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In 2017, the UK Financial Conduct Authority (FCA) announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. dollar LIBOR and the Sterling Overnight Interbank Average Rate for GBP LIBOR). Various financial industry groups have been planning for the transition away from LIBOR and markets are developing in response to these new rates, but there are concerns around liquidity of the new rates and obstacles to converting certain securities and transactions to new rates. Neither the effect of the transition process nor its ultimate success can yet be known. The transition away from and eventual elimination of LIBOR may adversely affect the interest rates on, and liquidity and value of, certain assets and liabilities of the Portfolio that are tied to LIBOR. These may include bank loans, floating rate securities, structured securities (including asset-backed and mortgage-backed securities), other debt securities, derivatives, and financing transactions tied to LIBOR, particularly insofar as the documentation governing such instruments does not include “fall back” provisions addressing the transition from LIBOR. The effect of any changes to, or discontinuation of, LIBOR on the Portfolio will vary depending on, among other things (1) existing fallback or termination provisions in individual contracts and (2) the extent to which industry participants adopt new reference rates and fallbacks for both legacy and new products and instruments. The Subadviser may have discretion to determine a successor or substitute reference rate, including any price or other adjustments to account for differences between the successor or substitute reference rate and previous rate. Such successor or substitute reference rate and any adjustments selected may negatively impact the Portfolio’s investments, performance or financial condition, and may expose the Portfolio to additional tax, accounting and regulatory risks. The transition away from LIBOR may affect the value, liquidity or return on certain Portfolio investments and may result in costs incurred in connection with closing out positions and entering into new trades, adversely impacting the Portfolio’s overall financial condition or results of operations. It is difficult to predict the full impact of the transition away from LIBOR and the adoption of alternative reference rates on the Portfolio.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

BHFTI-22

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, including mortgage dollar roll and TBA transactions but excluding short-term securities, for the six months ended June 30, 2022 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$358,966,685	$0	$366,912,299	$3,666,486

Purchases and sales of mortgage dollar rolls and TBA transactions for the six months ended June 30, 2022 were as follows:

Purchases	Sales
$161,835,539	$143,467,907

6. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2022	% per annum	Average Daily Net Assets
$1,698,420	0.520%	First $100 million
	0.440%	$100 million to $500 million
	0.400%	Over $500 million

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. Western Asset Management Company (the “Subadviser”) is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

The subadvisory fee the Adviser pays to the Subadviser in connection with the investment management of the Portfolio is calculated based on the aggregate average daily net assets of the Portfolio and certain other portfolios of the Brighthouse Funds Trust II that are managed by the Subadviser.

Management Fee Waiver - Pursuant to a management fee waiver agreement, the Adviser has agreed, for the period April 29, 2022 to April 30, 2023, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.015%	$100 million to $500 million
0.010%	$1 billion to $2 billion
0.030%	Over $2 billion

An identical agreement was in place for the period April 30, 2021 to April 29, 2022. Amounts waived for the six months ended June 30, 2022 are included in the amount shown as a management fee waiver in the Statement of Operations.

Additionally, for the period April 29, 2022 to April 30, 2023, Brighthouse Investment Advisers has contractually agreed to waive a portion of its management fee in an amount equal to the difference, if any, between (a) the subadvisory fee payable by the Adviser to the Subadviser calculated based solely on the assets of the Portfolio and (b) the subadvisory fee payable by the Adviser to the Subadviser calculated using the fee rate that would apply to the combined net assets of the Portfolio and those of the Western Asset Management U.S. Government Portfolio, a series of the Brighthouse Funds Trust II, also subadvised by the Subdviser. An identical agreement was in place for the period ended April 30, 2021 to April 29, 2022. Amounts waived for the six months ended June 30, 2022 are included in the amount shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

BHFTI-23

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2022 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. During the six months ended June 30, 2022, deferred compensation losses exceeded accrued Trustees’ fees and expenses. As such, changes in the value of participants’ deferral accounts in excess of the Trustees’ fees and expenses are reflected as a component of Miscellaneous expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2022 was as follows:

Cost basis of investments	$851,730,763

Gross unrealized appreciation	975,197
Gross unrealized (depreciation)	(82,769,867)

Net unrealized appreciation (depreciation)	$(81,794,670)

The tax character of distributions paid for the years ended December 31, 2021 and 2020 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2021	2020	2021	2020	2021	2020
$19,720,331	$24,057,567	$—	$—	$19,720,331	$24,057,567

As of December 31, 2021, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation (Depreciation)	Accumulated Capital Losses	Total
$16,442,707	$—	$(6,331,799)	$(25,614,289)	$(15,503,381)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

BHFTI-24

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

As of December 31, 2021, the Portfolio had accumulated short-term capital losses of $29,042 and accumulated long-term capital losses of $25,585,247.

During the year ended December 31, 2021, the Portfolio utilized accumulated long-term capital losses of $2,412,002.

9. Recent Accounting Pronouncement

In January 2021, the FASB issued Accounting Standards Update No. 2021-01 (“ASU 2021-01”), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, as regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective through December 31, 2022, for all entities. The expedients and exceptions provided by the amendments do not apply to contract modifications and hedging relationships entered into or evaluated after December 31, 2022, except for hedging transactions as of December 31, 2022, that an entity has elected certain optional expedients for and that are retained through the end of the hedging relationship. Management expects that the adoption of the guidance will not have a material impact on the Portfolio’s financial statements.

BHFTI-25

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

For the period April 1, 2021 through March 31, 2022, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-26

Brighthouse Funds Trust I

American Funds Growth Portfolio

For the six months ended June 30, 2022, the American Funds Growth Portfolio had a return of -30.00% for Class C versus -19.96% for its benchmark, the S&P 500 Index1.

A $10,000 INVESTMENT COMPARED TO THE S&P 500 INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2022

	6 Month	1 Year	5 Year	10 Year
American Funds Growth Portfolio
Class C	-30.00	-24.45	13.26	14.28
S&P 500 Index	-19.96	-10.62	11.31	12.96

1 The Standard & Poor’s (“S&P”) 500 Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock’s weight in the Index proportionate to its market value.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

BHFTI-1

Brighthouse Funds Trust I

American Funds Growth Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2022 through June 30, 2022.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

American Funds Growth Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period** January 1, 2022 to June 30, 2022
Class C (a)	Actual	0.92%	$1,000.00	$700.00	$3.88
	Hypothetical*	0.92%	$1,000.00	$1,020.23	$4.61

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, divided by 365 (to reflect the one-half year period).

(a)	The annualized expense ratio reflects the expenses of both the Portfolio and the Master Fund in which it invests.

BHFTI-2

Brighthouse Funds Trust I

American Funds Growth Portfolio

Schedule of Investments as of June 30, 2022 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds Growth Fund (Class 1) (a) (Cost $1,450,936,106)	18,078,934	$1,385,027,113

Total Investments—100.1% (Cost $1,450,936,106)		1,385,027,113
Other assets and liabilities (net)—(0.1)%		(895,372)

Net Assets—100.0%		$1,384,131,741

(a)	Affiliated Issuer. (See Note 6 of the Notes to Financial Statements for a summary of transactions in securities of affiliated issuers.)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$1,385,027,113	$—	$—	$1,385,027,113
Total Investments	$1,385,027,113	$—	$—	$1,385,027,113

See accompanying notes to financial statements.

BHFTI-3

Brighthouse Funds Trust I

American Funds Growth Portfolio

Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets
Affiliated investments at value (a)	$1,385,027,113
Receivable for:
Fund shares sold	660,287

Total Assets	1,385,687,400
Liabilities
Payables for:
Affiliated investments purchased	404,975
Fund shares redeemed	255,312
Accrued Expenses:
Distribution and service fees	644,034
Deferred trustees’ fees	167,433
Other expenses	83,905

Total Liabilities	1,555,659

Net Assets	$1,384,131,741

Net Assets Consist of:
Paid in surplus	$1,226,014,806
Distributable earnings (Accumulated losses)	158,116,935

Net Assets	$1,384,131,741

Net Assets
Class C	$1,384,131,741
Capital Shares Outstanding*
Class C	162,109,540
Net Asset Value, Offering Price and Redemption Price Per Share
Class C	$8.54

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of affiliated investments was $1,450,936,106.

Statement of Operations

Six Months Ended June 30, 2022 (Unaudited)

Investment Income
Dividends from Master Fund	$2,262,768

Total investment income	2,262,768
Expenses
Administration fees	15,001
Custodian and accounting fees	13,673
Distribution and service fees—Class C	4,444,224
Audit and tax services	15,874
Legal	20,427
Shareholder reporting	18,892
Insurance	6,278
Miscellaneous (a)	5,578

Total expenses	4,539,947

Net Investment Loss	(2,277,179)

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on :
Affiliated investments	7,197,738
Capital gain distributions from Master Fund	219,632,801

Net realized gain (loss)	226,830,539

Net change in unrealized depreciation on affiliated investments	(803,800,084)

Net realized and unrealized gain (loss)	(576,969,545)

Net Increase (Decrease) in Net Assets From Operations	$(579,246,724)

(a)	Includes $19,894 in Trustees’ fees and expenses and $21,639 in deferred Trustee compensation losses.

See accompanying notes to financial statements.

BHFTI-4

Brighthouse Funds Trust I

American Funds Growth Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$(2,277,179)	$(1,896,815)
Net realized gain (loss)	226,830,539	328,646,254
Net change in unrealized appreciation (depreciation)	(803,800,084)	32,411,339

Increase (decrease) in net assets from operations	(579,246,724)	359,160,778

From Distributions to Shareholders
Class C	(326,438,089)	(131,030,926)

Total distributions	(326,438,089)	(131,030,926)

Increase (decrease) in net assets from capital share transactions	378,822,603	(58,810,149)

Total increase (decrease) in net assets	(526,862,210)	169,319,703

Net Assets
Beginning of period	1,910,993,951	1,741,674,248

End of period	$1,384,131,741	$1,910,993,951

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Value	Shares	Value
Class C
Sales	9,420,590	$120,721,780	11,343,793	$171,029,773
Reinvestments	37,738,507	326,438,089	9,169,414	131,030,926
Redemptions	(5,014,503)	(68,337,266)	(23,896,915)	(360,870,848)

Net increase (decrease)	42,144,594	$378,822,603	(3,383,708)	$(58,810,149)

Increase (decrease) derived from capital shares transactions		$378,822,603		$(58,810,149)

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

American Funds Growth Portfolio

Financial Highlights

Selected per share data
	Class C
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020		2019	2018	2017
Net Asset Value, Beginning of Period	$15.93		$14.12	$10.58		$9.59	$11.19	$9.82

Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.02)		(0.02)	(0.00	)(b)	0.04	0.01	0.02
Net realized and unrealized gain (loss)	(4.72)		2.95	4.92		2.62	0.12	2.58

Total income (loss) from investment operations	(4.74)		2.93	4.92		2.66	0.13	2.60

Less Distributions
Distributions from net investment income	(0.07)		0.00	(0.10)		(0.05)	(0.05)	(0.05)
Distributions from net realized capital gains	(2.58)		(1.12)	(1.28)		(1.62)	(1.68)	(1.18)

Total distributions	(2.65)		(1.12)	(1.38)		(1.67)	(1.73)	(1.23)

Net Asset Value, End of Period	$8.54		$15.93	$14.12		$10.58	$9.59	$11.19

Total Return (%) (c)	(30.00	)(d)	21.62	51.63		30.34	(0.50)	27.90

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (e)	0.56	(f)	0.56	0.57		0.57	0.57	0.57
Ratio of net investment income (loss) to average net assets (%)	(0.28	)(f)	(0.10)	(0.01)		0.42	0.11	0.16
Portfolio turnover rate (%)	1	(d)	13	5		9	12	11
Net assets, end of period (in millions)	$1,384.1		$1,911.0	$1,741.7		$1,329.0	$1,093.2	$1,232.3

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net investment income (loss) was less than $0.01.
(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(d)	Periods less than one year are not computed on an annualized basis.
(e)	The ratio of operating expenses to average net assets does not include expenses of the Master Fund in which the Portfolio invests.
(f)	Computed on an annualized basis.

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

American Funds Growth Portfolio

Notes to Financial Statements—June 30, 2022 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-four series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is American Funds Growth Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class C shares are currently offered by the Portfolio.

The Portfolio, a feeder fund, seeks to achieve its investment objective by investing all of its investable assets in a master fund, the American Funds Growth Fund (the “Master Fund”), a fund of the American Funds Insurance Series (“AFIS”). AFIS is an open-end diversified investment management company advised by Capital Research and Management Company , an indirect, wholly owned subsidiary of The Capital Group Companies, Inc. The financial statements of the Master Fund accompany the Portfolio’s financial statements and should be read in conjunction with the Portfolio’s financial statements. As of June 30, 2022, the Portfolio owned approximately 4.5% of the Master Fund.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2022 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.

Investments in the Master Fund are valued at its closing daily NAV. The NAV of the Portfolio is calculated based on the NAV of the Master Fund in which the Portfolio invests. For information about the use of fair value pricing by the Master Fund, please refer to the Notes to Financial Statements for the Master Fund.

In December 2020, the Securities and Exchange Commission adopted Rule 2a-5, Good Faith Determinations of Fair Value, under the 1940 Act, which is intended to address valuation practices and the role of the board of directors with respect to the fair value of the investments of a registered investment company. Among other things, Rule 2a-5 will permit the Portfolio’s Board to designate the Portfolio’s primary investment adviser to perform the Portfolio’s fair value determinations, which will be subject to the Board’s oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the investment adviser’s fair value determinations. Compliance with Rule 2a-5 will be required beginning in September 2022. The Portfolio’s valuation policies and related practices may be impacted as the Portfolio comes into compliance with Rule 2a-5.

Investment Transactions and Related Investment Income - The Portfolio’s security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid in surplus.

BHFTI-7

Brighthouse Funds Trust I

American Funds Growth Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed. As of June 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure.

3. Certain Risks

In the normal course of business, the Master Fund invests in securities and enters into transactions where risks exist. For information about these risks, please refer to the Notes to Financial Statements for the Master Fund.

Additionally, the Portfolio’s prospectus includes a discussion of the principal risks of investing in the Master Fund in which it invests.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investments in the Master Fund for the six months ended June 30, 2022 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$292,292,423	$0	$22,804,055

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - The Trust has entered into a management agreement (the “Management Agreement”) with the Adviser for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board of Trustees and has overall responsibility for the general management and administration of the Trust. The Adviser selects the Master Fund in which the Portfolio will invest and monitors the Master Fund investment program. The Adviser currently receives no compensation for its services to the Portfolio. In the event that the Portfolio were to withdraw from the Master Fund and invest its assets directly in investment securities, the Adviser would retain the services of an investment subadviser and would receive a management fee at the annual rate of 0.750% of average daily net assets.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2022 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in

BHFTI-8

Brighthouse Funds Trust I

American Funds Growth Portfolio

Notes to Financial Statements—June 30, 2022—(Continued)

certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. During the six months ended June 30, 2022, deferred compensation losses exceeded accrued Trustees’ fees and expenses. As such, changes in the value of participants’ deferral accounts in excess of the Trustees’ fees and expenses are reflected as a component of Miscellaneous expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Transactions in Securities of Master Fund

A summary of the Portfolio’s transactions in the securities of the Master Fund during the six months ended June 30, 2022 is as follows:

Security Description	Market Value December 31, 2021	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2022
American Funds Growth Fund (Class 1)	$1,912,141,091	$292,292,423	$(22,804,055)	$7,197,738	$(803,800,084)	$1,385,027,113

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held June 30, 2022
American Funds Growth Fund (Class 1)	$219,632,801	$2,262,768	18,078,934

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2022 was as follows:

Cost basis of investments	$1,451,000,608

Gross unrealized appreciation	—
Gross unrealized (depreciation)	(65,973,496)

Net unrealized appreciation (depreciation)	$(65,973,496)

The tax character of distributions paid for the years ended December 31, 2021 and 2020 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2021	2020	2021	2020	2021	2020
$—	$11,541,030	$131,030,926	$152,278,705	$131,030,926	$163,819,735

As of December 31, 2021, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation (Depreciation)	Accumulated Capital Losses	Total
$8,415,554	$317,749,487	$737,826,589	$—	$1,063,991,630

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2021, the Portfolio had no accumulated capital losses.

BHFTI-9

Brighthouse Funds Trust I

American Funds Growth Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

For the period April 1, 2021 through March 31, 2022, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-10

American Funds Insurance Series® Semi-annual report for the six months ended June 30, 2022

Investing in global
companies for
the long term

American Funds Insurance Series, by Capital Group, is the underlying investment vehicle for many variable annuities and insurance products. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Investing outside the United States involves risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Hedge instruments, including exchange-traded futures contracts and exchange-traded put options, may not provide an effective hedge of the underlying securities because changes in the prices of such instruments may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the underlying funds in certain market conditions. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for the American Funds Insurance Series for the periods ended June 30, 2022, are shown on the following pages, as well as results of the funds’ benchmarks.

For additional information about the series, its investment results, holdings and portfolio managers, visit capitalgroup.com/afis. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Letter to investors

2	Results at a glance

Investment portfolios

28	Global Growth Fund

33	Global Small Capitalization Fund

41	Growth Fund

48	International Fund

53	New World Fund®

67	Washington Mutual Investors FundSM

72	Capital World Growth and Income Fund®

81	Growth-Income Fund

87	International Growth and Income Fund

94	Capital Income Builder®

111	Asset Allocation Fund

141	American Funds Global Balanced FundSM

156	The Bond Fund of America®

183	Capital World Bond Fund®

202	American High-Income Trust®

221	American Funds Mortgage Fund®

227	Ultra-Short Bond Fund

229	U.S. Government Securities Fund®

237	Managed Risk Growth Fund

239	Managed Risk International Fund

241	Managed Risk Washington Mutual Investors Fund

243	Managed Risk Growth-Income Fund

245	Managed Risk Asset Allocation Fund

247	Financial statements

American Funds Insurance Series	1

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Results at a glance

For periods ended June 30, 2022, with all distributions reinvested

	Inception	Cumulative total returns		Average annual total returns
Class 1 shares	date	6 months	1 year	5 years	10 years	Lifetime
Global Growth Fund	4/30/97	–27.84%	–24.63%	8.62%	11.25%	9.58%
MSCI All Country World Index (ACWI)[1]		–20.18	–15.75	7.00	8.76	6.21
Global Small Capitalization Fund	4/30/98	–31.99	–34.36	4.59	7.86	8.41
MSCI All Country World Small Cap Index[1]		–22.27	–21.82	4.68	8.33	7.20
Growth Fund	2/8/84	–29.80	–24.04	13.89	14.92	12.82
S&P 500 Index[2]		–19.96	–10.62	11.31	12.96	11.24
International Fund	5/1/90	–22.53	–26.93	0.91	5.20	7.10
MSCI All Country World Index (ACWI) ex USA[1]		–18.42	–19.42	2.50	4.83	5.28
New World Fund	6/17/99	–23.72	–27.22	4.65	5.53	7.50
MSCI All Country World Index (ACWI)[1]		–20.18	–15.75	7.00	8.76	5.01
Washington Mutual Investors Fund	7/5/01	–12.88	–3.07	8.48	11.55	6.88
S&P 500 Index[2]		–19.96	–10.62	11.31	12.96	7.63
Capital World Growth and Income Fund	5/1/06	–21.20	–17.65	5.31	8.66	6.28
MSCI All Country World Index (ACWI)[1]		–20.18	–15.75	7.00	8.76	5.63
Growth-Income Fund	2/8/84	–19.68	–12.58	9.59	12.27	11.05
S&P 500 Index[2]		–19.96	–10.62	11.31	12.96	11.24
International Growth and Income Fund	11/18/08	–19.00	–20.17	1.55	4.33	6.80
MSCI All Country World Index (ACWI) ex USA[1]		–18.42	–19.42	2.50	4.83	6.78
Capital Income Builder	5/1/14	–9.64	–5.14	4.68	—	4.22
70%/30% MSCI ACWI/Bloomberg U.S. Aggregate Index[3]		–17.26	–13.99	5.41	—	5.25
MSCI All Country World Index (ACWI)[1]		–20.18	–15.75	7.00	—	6.55
Bloomberg U.S. Aggregate Index[4]		–10.35	–10.29	0.88	—	1.56
Asset Allocation Fund	8/1/89	–15.78	–11.82	6.50	8.86	8.25
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index[5]		–16.11	–10.24	7.37	8.50	8.28
S&P 500 Index[2]		–19.96	–10.62	11.31	12.96	9.84
Bloomberg U.S. Aggregate Index[4]		–10.35	–10.29	0.88	1.54	5.28
American Funds Global Balanced Fund	5/2/11	–16.31	–12.41	4.74	6.04	5.25
60%/40% MSCI ACWI/Bloomberg Global Aggregate Index[6]		–17.66	–15.41	4.18	5.41	4.37
MSCI All Country World Index (ACWI)[1]		–20.18	–15.75	7.00	8.76	6.78
Bloomberg Global Aggregate Index[4]		–13.91	–15.25	–0.55	0.11	0.32
The Bond Fund of America	1/2/96	–9.96	–9.48	1.79	2.12	4.22
Bloomberg U.S. Aggregate Index[4]		–10.35	–10.29	0.88	1.54	4.37
Capital World Bond Fund	10/4/06	–16.05	–17.37	–0.82	0.25	2.58
Bloomberg Global Aggregate Index[4]		–13.91	–15.25	–0.55	0.11	2.29
American High-Income Trust	2/8/84	–12.42	–10.67	3.13	4.46	8.17
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index[4]		–14.19	–12.82	2.09	4.47	N/A
American Funds Mortgage Fund	5/2/11	–6.77	–6.54	1.03	1.60	2.02
Bloomberg U.S. Mortgage Backed Securities Index[4]		–8.78	–9.03	0.36	1.18	1.60
Ultra-Short Bond Fund	2/8/84	0.09	–0.09	0.79	0.35	3.17
Bloomberg Short–Term Government/Corporate Index[4]		–0.37	–0.37	1.25	0.84	N/A
U.S. Government Securities Fund	12/2/85	–7.08	–6.27	1.66	1.64	5.36
Bloomberg U.S. Government/ Mortgage-Backed Securities Index[4]		–8.93	–8.91	0.62	1.10	5.63

2	American Funds Insurance Series

	Inception	Cumulative total returns		Average annual total returns
Class P1 shares	date	6 months	1 year	5 years	Lifetime
Managed Risk Growth Fund	5/1/13	–22.20%	–18.21%	9.47%	8.95%
S&P 500 Managed Risk Index — Moderate Aggressive[7]		–13.90	–6.01	7.36	8.28
Managed Risk International Fund	5/1/13	–15.68	–21.14	–0.41	0.86
S&P EPAC Ex. Korea LargeMidCap Managed Risk Index — Moderate Aggressive[7]		–14.46	–12.88	1.43	1.89
Managed Risk Washington Mutual Investors Fund	5/1/13	–9.45	–2.50	4.16	5.71
S&P 500 Managed Risk Index — Moderate[7]		–13.22	–6.26	6.66	7.51
Managed Risk Growth-Income Fund	5/1/13	–15.87	–10.85	6.66	7.19
S&P 500 Managed Risk Index — Moderate[7]		–13.22	–6.26	6.66	7.51
Managed Risk Asset Allocation Fund	9/28/12	–14.40	–11.09	4.34	6.16
S&P 500 Managed Risk Index — Moderate Conservative[7]		–12.74	–6.70	5.97	7.15

The market indexes shown are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/ or expense reimbursements, without which results would have been lower. The investment adviser is currently waiving a portion of its management fee for Global Growth Fund, Global Small Capitalization Fund, New World Fund, Washington Mutual Investors Fund, Capital World Growth and Income Fund, International Growth and Income Fund, Capital Income Builder, American Funds Global Balanced Fund, The Bond Fund of America, Capital World Bond Fund, American High-Income Trust, American Funds Mortgage Fund, U.S. Government Securities Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The waivers will be in effect through at least May 1, 2023. The waivers may only be modified or terminated with the approval of the series’ board. Visit capitalgroup.com/afis for more information.

[1]	Source: MSCI. Results for MSCI indexes reflect dividends net of withholding taxes and reinvestment of distributions. MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. MSCI All Country World Small Cap Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results of smaller capitalization companies in both developed and emerging markets. MSCI All Country World ex USA Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes.
[2]	Source: S&P Dow Jones Indices LLC. S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.
[3]	Sources: MSCI and Bloomberg Index Services Ltd. The 70%/30% MSCI ACWI/Bloomberg U.S. Aggregate Index blends the MSCIACWI (All Country World Index) with the Bloomberg U.S. Aggregate Index by weighting their total returns at 70% and 30%, respectively. Its result assumes the blend is rebalanced monthly.
[4]	Source: Bloomberg Index Services Ltd. Bloomberg U.S. Aggregate Index represents the U.S. investment-grade (rated BBB/Baa and above) fixed-rate bond market. Bloomberg Global Aggregate Index represents the global investment-grade fixed income markets. Bloomberg U.S. Mortgage Backed Securities Index is a market-value-weighted index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index covers the universe of fixed-rate, non-investment-grade debt. The index limits the maximum exposure of any one issuer to 2%.Bloomberg U.S. Government/Mortgage-Backed Securities Index covers obligations issued by the U.S. Treasury and U.S. government agencies. Bloomberg Short-Term Government/Corporate Index consists of investment-grade, fixed rate, publicly placed, dollar-denominated and non-convertible securities with remaining maturity from one up to (but not including) 12 months within either the government or corporate sector.
[5]	Sources: Bloomberg Index Services Ltd. and S&P Dow Jones Indices LLC. Blends the S&P 500 with the Bloomberg U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Results assume the blend is rebalanced monthly.
[6]	Sources: MSCI and Bloomberg Index Services Ltd. The 60%/40% MSCI ACWI/Bloomberg Global Aggregate Index blends the MSCIACWI (All Country World Index) with the Bloomberg Global Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.
[7]	Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.

American Funds Insurance Series	3

About the series

Unless otherwise indicated, American Funds Insurance Series investment results are for Class 1 shares (Class P1 shares for managed risk funds). Class 1A shares began operations on January 6, 2017. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Class 4 shares began operations on December 14, 2012. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include the deduction of additional annual expenses (0.25% for Class 1A shares, 0.25% for Class 2 shares, 0.18% for Class 3 shares and 0.50% for Class 4 shares).

The variable annuities and life insurance contracts that use the series’ funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/afis for more information.

The investment adviser is currently waiving a portion of its management fee for Global Growth Fund, Global Small Capitalization Fund, New World Fund, Washington Mutual Investors Fund, Capital World Growth and Income Fund, International Growth and Income Fund, Capital Income Builder, American Funds Global Balanced Fund, The Bond Fund of America, Capital World Bond Fund, American High-Income Trust, American Funds Mortgage Fund and U.S. Government Securities Fund. The waivers will be in effect through at least May 1, 2023. The waivers may only be modified or terminated with the approval of the series’ board. Applicable fund results shown reflect the waivers, without which results would have been lower. Refer to the Financial Highlights tables in this report for details.

For the managed risk funds, the investment adviser is currently waiving a portion of its management fee equal to 0.05% of each fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of other expenses for Managed Risk International Fund. The waivers and reimbursement will be in effect through at least May 1, 2023, unless modified or terminated by the series’ board. After that time, the investment adviser may elect to extend, modify or terminate the reimbursement. The waivers may only be modified or terminated with the approval of the series’ board. Applicable fund results shown reflect the waivers and reimbursement, without which results would have been lower. Refer to the Financial Highlights tables in this report for details.

The Managed Risk Growth Fund pursues its objective by investing in shares of American Funds Insurance Series – Growth FundSM and American Funds Insurance Series – The Bond Fund of AmericaSM. The Managed Risk International Fund pursues its objective by investing in shares of American Funds Insurance Series –International FundSM and American Funds Insurance Series – The Bond Fund of AmericaSM. The Managed Risk Washington Mutual Investors Fund pursues its objective by investing in shares of American Funds Insurance Series – Washington Mutual Investors FundSM and American Funds Insurance Series – U.S. Government Securities FundSM. The Managed Risk Growth-Income Fund pursues its objective by investing in shares of American Funds Insurance Series – Growth-Income FundSM and American Funds Insurance Series – The Bond Fund of AmericaSM. The Managed Risk Asset Allocation Fund pursues its objective by investing in shares of American Funds Insurance Series – Asset Allocation FundSM. The funds seek to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the funds’ managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the funds’ results can be expected to lag those of the underlying fund.

Funds are listed in the report as follows: equity, balanced, fixed income and managed risk.

4	American Funds Insurance Series

Global Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2022*

	6 months	1 year	5 years	10 years	Lifetime (since April 30, 1997)	Gross expense ratio	Net expense ratio

Class 1	-27.84%	-24.63%	8.62%	11.25%	9.58%	0.53%	0.42%
Class 1A	-27.91	-24.79	8.36	10.99	9.31	0.78	0.67
Class 2	-27.91	-24.80	8.36	10.98	9.30	0.78	0.67
Class 4	-27.99	-24.98	8.08	10.75	9.05	1.03	0.92

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2022	Percent of net assets

American Funds Insurance Series	5

Global Small Capitalization Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2022*

	6 months	1 year	5 years	10 years	Lifetime (since April 30, 1998)	Gross expense ratio	Net expense ratio

Class 1	–31.99%	–34.36%	4.59%	7.86%	8.41%	0.70%	0.65%
Class 1A	–32.05	–34.50	4.34	7.60	8.14	0.95	0.90
Class 2	–32.09	–34.53	4.33	7.59	8.14	0.95	0.90
Class 4	–32.13	–34.66	4.07	7.33	7.87	1.20	1.15

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2022	Percent of net assets

6	American Funds Insurance Series

Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2022*

	6 months	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio

Class 1	–29.80%	–24.04%	13.89%	14.92%	12.82%	0.35%
Class 1A	–29.89	–24.24	13.61	14.64	12.54	0.60
Class 2	–29.90	–24.24	13.61	14.63	12.54	0.60
Class 3	–29.88	–24.19	13.69	14.71	12.62	0.53
Class 4	–29.98	–24.43	13.32	14.36	12.26	0.85

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2022	Percent of net assets

American Funds Insurance Series	7

International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2022*

	6 months	1 year	5 years	10 years	Lifetime (since May 1, 1990)	Expense ratio

Class 1	–22.53%	–26.93%	0.91%	5.20%	7.10%	0.54%
Class 1A	–22.66	–27.15	0.66	4.94	6.83	0.79
Class 2	–22.63	–27.14	0.66	4.94	6.83	0.79
Class 3	–22.64	–27.12	0.72	5.01	6.91	0.72
Class 4	–22.78	–27.36	0.40	4.69	6.57	1.04

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2022	Percent of net assets

8	American Funds Insurance Series

New World Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2022*

	6 months	1 year	5 years	10 years	Lifetime (since June 17, 1999)	Gross expense ratio	Net expense ratio

Class 1	–23.72%	–27.22%	4.65%	5.53%	7.50%	0.64%	0.57%
Class 1A	–23.82	–27.39	4.39	5.27	7.24	0.89	0.82
Class 2	–23.84	–27.41	4.39	5.26	7.24	0.89	0.82
Class 4	–23.89	–27.56	4.13	5.02	6.97	1.14	1.07

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2022	Percent of net assets

American Funds Insurance Series	9

Washington Mutual Investors FundSM

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2022†

	6 months	1 year	5 years	10 years	Lifetime (since May 1, 2006)	Gross expense ratio	Net expense ratio

Class 1	–12.88%	–3.07%	8.48%	11.55%	6.88%	0.41%	0.27%
Class 1A	–12.98	–3.37	8.21	11.28	6.62	0.66	0.52
Class 2	–13.01	–3.37	8.19	11.26	6.61	0.66	0.52
Class 4	–13.13	–3.58	7.93	11.05	6.37	0.91	0.77

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

†	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2022	Percent of net assets

10	American Funds Insurance Series

Capital World Growth and Income Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2022*

	6 months	1 year	5 years	10 years	Lifetime (since May 1, 2006)	Gross expense ratio	Net expense ratio

Class 1	–21.20%	–17.65%	5.31%	8.66%	6.28%	0.53%	0.42%
Class 1A	–21.28	–17.87	5.05	8.41	6.02	0.78	0.67
Class 2	–21.30	–17.87	5.05	8.40	6.01	0.78	0.67
Class 4	–21.40	–18.07	4.79	8.14	5.76	1.03	0.92

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2022	Percent of net assets

American Funds Insurance Series	11

Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2022*

	6 months	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio

Class 1	–19.68%	–12.58%	9.59%	12.27%	11.05%	0.29%
Class 1A	–19.78	–12.78	9.32	12.00	10.77	0.54
Class 2	–19.79	–12.79	9.32	11.98	10.77	0.54
Class 3	–19.75	–12.72	9.39	12.06	10.85	0.47
Class 4	–19.88	–13.00	9.04	11.72	10.50	0.79

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2022	Percent of net assets

12	American Funds Insurance Series

International Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2022*

	6 months	1 year	5 years	10 years	Lifetime (since November 18, 2008)	Gross expense ratio	Net expense ratio

Class 1	–19.00%	–20.17%	1.55%	4.33%	6.80%	0.54%	0.53%
Class 1A	–19.14	–20.42	1.29	4.08	6.54	0.79	0.78
Class 2	–19.16	–20.41	1.27	4.06	6.53	0.79	0.78
Class 4	–19.24	–20.59	1.03	3.84	6.29	1.04	1.03

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2022	Percent of net assets

American Funds Insurance Series	13

Capital Income Builder®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2022*

	6 months	1 year	5 years	Lifetime (since May 1, 2014)	Gross expense ratio	Net expense ratio

Class 1	–9.64%	–5.14%	4.68%	4.22%	0.41%	0.27%
Class 1A	–9.68	–5.38	4.43	3.97	0.66	0.52
Class 2	–9.67	–5.37	4.43	4.05	0.66	0.52
Class 4	–9.81	–5.62	4.17	3.71	0.91	0.77

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2022	Percent of net assets

14	American Funds Insurance Series

Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2022*

	6 months	1 year	5 years	10 years	Lifetime (since August 1, 1989)	Expense ratio

Class 1	–15.78%	–11.82%	6.50%	8.86%	8.25%	0.30%
Class 1A	–15.88	–12.03	6.24	8.60	7.99	0.55
Class 2	–15.91	–12.06	6.23	8.58	7.98	0.55
Class 3	–15.89	–12.01	6.30	8.66	8.06	0.48
Class 4	–16.01	–12.29	5.96	8.36	7.73	0.80

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2022	Percent of net assets

American Funds Insurance Series	15

American Funds Global Balanced FundSM

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2022*

	6 months	1 year	5 years	10 years	Lifetime (since May 2, 2011)	Gross expense ratio	Net expense ratio

Class 1	–16.31%	–12.41%	4.74%	6.04%	5.25%	0.52%	0.51%
Class 1A	–16.48	–12.65	4.48	5.79	5.01	0.77	0.76
Class 2	–16.41	–12.61	4.47	5.78	4.99	0.77	0.76
Class 4	–16.53	–12.87	4.20	5.63	4.83	1.02	1.01

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2022	Percent of net assets

16	American Funds Insurance Series

The Bond Fund of America®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2022*

	6 months	1 year	5 years	10 years	Lifetime (since January 2, 1996)	Gross expense ratio	Net expense ratio

Class 1	–9.96%	–9.48%	1.79%	2.12%	4.22%	0.39%	0.20%
Class 1A	–10.09	–9.70	1.55	1.87	3.97	0.64	0.45
Class 2	–10.14	–9.68	1.54	1.86	3.96	0.64	0.45
Class 4	–10.22	–9.92	1.28	1.62	3.71	0.89	0.70

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2022	Percent of net assets

American Funds Insurance Series	17

Capital World Bond Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2022*

	6 months	1 year	5 years	10 years	Lifetime (since October 4, 2006)	Gross expense ratio

Class 1	–16.05%	–17.37%	–0.82%	0.25%	2.58%	0.50%
Class 1A	–16.22	–17.63	–1.05	0.01	2.34	0.75
Class 2	–16.21	–17.65	–1.06	–0.01	2.32	0.75
Class 4	–16.26	–17.79	–1.31	–0.21	2.10	1.00

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2022	Percent of net assets

18	American Funds Insurance Series

American High-Income Trust®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2022*

	6 months	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Gross expense ratio	Net expense ratio

Class 1	–12.42%	–10.67%	3.13%	4.46%	8.17%	0.44%	0.30%
Class 1A	–12.60	–11.01	2.85	4.20	7.90	0.69	0.55
Class 2	–12.52	–10.94	2.87	4.19	7.90	0.69	0.55
Class 3	–12.58	–10.91	2.93	4.25	7.97	0.62	0.48
Class 4	–12.68	–11.12	2.61	3.98	7.64	0.94	0.80

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2022	Percent of net assets

American Funds Insurance Series	19

American Funds Mortgage Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2022*

	6 months	1 year	5 years	10 years	Lifetime (since May 2, 2011)	Gross expense ratio	Net expense ratio

Class 1	–6.77%	–6.54%	1.03%	1.60%	2.02%	0.37%	0.25%
Class 1A	–6.94	–6.82	0.78	1.35	1.77	0.62	0.50
Class 2	–6.93	–6.81	0.77	1.34	1.76	0.62	0.50
Class 4	–7.05	–7.09	0.52	1.14	1.56	0.87	0.75

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2022	Percent of net assets

20	American Funds Insurance Series

Ultra-Short Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2022*

	6 months	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio

Class 1	0.09%	–0.09%	0.79%	0.35%	3.17%	0.31%
Class 1A	0.00	–0.09	0.79	0.24	2.95	0.56
Class 2	–0.09	–0.36	0.54	0.09	2.92	0.56
Class 3	–0.09	–0.27	0.61	0.16	2.99	0.49
Class 4	–0.18	–0.54	0.30	–0.08	2.68	0.81

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2022	Percent of net assets

Commercial paper	69.4%
Federal agency bills & notes	17.6
U.S. Treasury bills	11.2
Other assets less liabilities	1.8
Total	100.0%

American Funds Insurance Series	21

U.S. Government Securities Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2022*

	6 months	1 year	5 years	10 years	Lifetime (since December 2, 1985)	Gross expense ratio	Net expense ratio

Class 1	–7.08%	–6.27%	1.66%	1.64%	5.36%	0.34%	0.22%
Class 1A	–7.15	–6.43	1.42	1.41	5.11	0.59	0.47
Class 2	–7.21	–6.51	1.41	1.38	5.10	0.59	0.47
Class 3	–7.18	–6.43	1.48	1.46	5.17	0.52	0.40
Class 4	–7.35	–6.68	1.15	1.18	4.85	0.84	0.72

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022. Refer to the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2022	Percent of net assets

22	American Funds Insurance Series

Managed Risk Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2022*

	6 months	1 year	5 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio

Class P1	–22.20%	–18.21%	9.47%	8.95%	0.74%	0.69%
Class P2	–22.32	–18.44	9.21	8.64	0.99	0.94

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022.

*	Periods greater than one year are annualized.

American Funds Insurance Series	23

Managed Risk International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2022*

	6 months	1 year	5 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio

Class P1	–15.68%	–21.14%	–0.41%	0.86%	0.93%	0.85%
Class P2	–15.83	–21.38	–0.73	0.50	1.18	1.10

The investment adviser is currently waiving a portion of its management fee. In addition, the investment adviser is currently reimbursing a portion of other expenses. This waiver and reimbursement will be in effect through at least May 1, 2023. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver and reimbursement, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022.

*	Periods greater than one year are annualized.

24	American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2022*

	6 months	1 year	5 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio

Class P1	–9.45%	–2.50%	4.16%	5.71%	0.69%	0.64%
Class P2	–9.56	–2.81	3.84	5.36	0.94	0.89

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2022.

*	Periods greater than one year are annualized.

American Funds Insurance Series	25

Managed Risk Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2022*

	6 months	1 year	5 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio

Class P1	–15.87%	–10.85%	6.66%	7.19%	0.68%	0.63%
Class P2	–16.01	–11.15	6.36	6.88	0.93	0.88

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022.

*	Periods greater than one year are annualized.

26	American Funds Insurance Series

Managed Risk Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2022*

	6 months	1 year	5 years	Lifetime (since September 28, 2012)	Gross expense ratio	Net expense ratio

Class P1	–14.40%	–11.09%	4.34%	6.16%	0.70%	0.65%
Class P2	–14.50	–11.31	4.08	5.90	0.95	0.90

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022.

*	Periods greater than one year are annualized.

American Funds Insurance Series	27

Global Growth Fund

Investment portfolio June 30, 2022	unaudited

Common stocks 89.00%	Shares	Value (000)
Information technology 24.63%
Microsoft Corp.	1,862,700	$478,396
Taiwan Semiconductor Manufacturing Company, Ltd.	20,131,000	322,275
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	140,000	11,445
ASML Holding NV	458,318	218,942
ASML Holding NV (New York registered) (ADR)	234,500	111,594
Adyen NV1	64,475	93,782
Applied Materials, Inc.	875,000	79,608
Broadcom, Inc.	125,300	60,872
Fiserv, Inc.[1]	497,600	44,272
MongoDB, Inc., Class A1	139,000	36,071
Samsung Electronics Co., Ltd.	785,100	34,466
Apple, Inc.	229,880	31,429
Hexagon AB, Class B	2,920,500	30,333
NVIDIA Corp.	167,500	25,391
Keyence Corp.	69,400	23,723
EPAM Systems, Inc.[1]	72,800	21,460
Mastercard, Inc., Class A	53,300	16,815
Capgemini SE	85,000	14,560
Visa, Inc., Class A	70,197	13,821
DocuSign, Inc.[1]	180,000	10,328
Network International Holdings PLC[1]	3,731,800	8,577
Shopify, Inc., Class A, subordinate voting shares[1]	140,000	4,374
		1,692,534

Health care 16.62%
UnitedHealth Group, Inc.	320,450	164,593
Pfizer, Inc.	1,884,219	98,790
AstraZeneca PLC	748,300	98,378
ResMed, Inc.	378,000	79,240
DexCom, Inc.[1]	1,012,000	75,424
Cigna Corp.	259,119	68,283
Merck & Co., Inc.	620,000	56,525
Regeneron Pharmaceuticals, Inc.[1]	95,036	56,179
Eli Lilly and Company	136,600	44,290
Mettler-Toledo International, Inc.[1]	34,600	39,747
CVS Health Corp.	371,000	34,377
Novo Nordisk A/S, Class B	280,400	31,100
Elevance Health, Inc.	53,100	25,625
NovoCure, Ltd.[1]	340,000	23,630
Tandem Diabetes Care, Inc.[1]	379,084	22,438
Bayer AG	363,860	21,628
Danaher Corp.	82,100	20,814
Catalent, Inc.[1]	166,200	17,832
Zoetis, Inc., Class A	98,300	16,897
Eurofins Scientific SE, non-registered shares	182,400	14,351
Novartis AG	165,600	14,025
Virbac SA	36,000	14,015
Sanofi	135,000	13,630
Olympus Corp.	665,800	13,379
Vertex Pharmaceuticals, Inc.[1]	43,700	12,314
Dechra Pharmaceuticals PLC	267,600	11,264
Alnylam Pharmaceuticals, Inc.[1]	68,000	9,918
Thermo Fisher Scientific, Inc.	17,472	9,492
Siemens Healthineers AG	178,000	9,045
Genus PLC	270,000	8,243
Bachem Holding AG, Class B	101,500	7,054
Rede D’Or Sao Luiz SA	1,073,663	5,945
Organon & Co.	62,000	2,092
Viatris, Inc.	110,678	1,159
EUROAPI[1]	5,869	93
		1,141,809

28	American Funds Insurance Series

Global Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer discretionary 14.76%
Chipotle Mexican Grill, Inc.[1]	141,600	$185,108
Amazon.com, Inc.[1]	1,436,000	152,517
LVMH Moët Hennessy-Louis Vuitton SE	210,400	128,258
Floor & Decor Holdings, Inc., Class A1	914,698	57,589
Domino’s Pizza, Inc.	138,400	53,936
Prosus NV, Class N	760,993	49,827
Renault SA1	1,688,781	42,102
NIKE, Inc., Class B	370,600	37,875
Cie. Financière Richemont SA, Class A	291,500	31,039
MGM China Holdings, Ltd.[1]	54,589,200	30,958
Home Depot, Inc.	92,275	25,308
Domino’s Pizza Enterprises, Ltd.	430,000	20,183
YUM! Brands, Inc.	166,000	18,843
Coupang, Inc., Class A1	1,392,204	17,751
Booking Holdings, Inc.[1]	9,900	17,315
XPeng, Inc., Class A1,2	979,200	15,773
Wynn Macau, Ltd.[1]	21,430,000	14,556
EssilorLuxottica	95,943	14,368
IDP Education, Ltd.	871,300	14,326
MercadoLibre, Inc.[1]	21,200	13,502
Stellantis NV	1,038,800	12,826
Evolution AB	140,000	12,729
Dollar Tree Stores, Inc.[1]	75,200	11,720
Entain PLC[1]	665,250	10,082
Moncler SpA	217,370	9,324
Melco Resorts & Entertainment, Ltd. (ADR)[1]	1,559,600	8,968
Tesla, Inc.[1]	10,768	7,251
		1,014,034

Consumer staples 8.76%
British American Tobacco PLC	3,329,455	142,643
Kweichow Moutai Co., Ltd., Class A	388,821	118,779
Philip Morris International, Inc.	919,500	90,791
Keurig Dr Pepper, Inc.	1,624,000	57,473
Nestlé SA	481,100	56,161
Altria Group, Inc.	1,248,500	52,150
Monster Beverage Corp.[1]	350,920	32,530
Costco Wholesale Corp.	39,170	18,773
Carrefour SA, non-registered shares	842,900	14,915
Simply Good Foods Co., Class A1	263,800	9,964
Bunge, Ltd.	85,000	7,709
		601,888

Financials 8.62%
Tradeweb Markets, Inc., Class A	1,634,960	111,586
AIA Group, Ltd.	10,109,600	109,576
Kotak Mahindra Bank, Ltd.	2,915,200	61,318
AXA SA	1,692,893	38,426
Aon PLC, Class A	101,000	27,238
JPMorgan Chase & Co.	209,800	23,625
Citigroup, Inc.	497,600	22,885
Société Générale	1,011,450	22,142
Ping An Insurance (Group) Company of China, Ltd., Class H	3,254,000	22,124
Prudential PLC	1,773,082	21,929
Zurich Insurance Group AG	42,200	18,354
CME Group, Inc., Class A	80,000	16,376
HDFC Life Insurance Company, Ltd.	2,289,515	15,945
Banco Santander, SA	5,334,500	15,027
Wells Fargo & Company	377,200	14,775
FinecoBank SpA	893,000	10,687
Macquarie Group, Ltd.	91,100	10,345
DBS Group Holdings, Ltd.	483,600	10,331

American Funds Insurance Series	29

Global Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Bank of America Corp.	320,200	$9,968
AU Small Finance Bank, Ltd.	1,071,462	8,028
Jackson Financial, Inc., Class A	44,327	1,186
Moscow Exchange MICEX-RTS PJSC[1,3,4]	12,640,000	—	[5]
		591,871

Communication services 4.71%
Alphabet, Inc., Class A1	76,350	166,386
Alphabet, Inc., Class C1	39,000	85,311
Meta Platforms, Inc., Class A1	240,900	38,845
Tencent Holdings, Ltd.	297,100	13,418
Publicis Groupe SA	273,000	13,349
Sea, Ltd., Class A (ADR)[1]	95,851	6,409
		323,718

Industrials 4.69%
Caterpillar, Inc.	231,600	41,401
MTU Aero Engines AG	167,000	30,399
Alliance Global Group, Inc.	156,400,700	25,031
DSV A/S	171,230	23,913
Airbus SE, non-registered shares	245,400	23,775
GT Capital Holdings, Inc.	2,454,611	21,830
NIBE Industrier AB, Class B	2,328,700	17,483
Safran SA	156,300	15,431
L3Harris Technologies, Inc.	62,600	15,130
Suzhou Maxwell Technologies Co., Ltd., Class A	194,970	14,297
Carrier Global Corp.	370,900	13,226
Canadian Pacific Railway, Ltd. (CAD denominated)	183,000	12,782
Daikin Industries, Ltd.	74,600	11,959
Techtronic Industries Co., Ltd.	1,070,000	11,161
SMC Corp.	22,500	10,028
General Electric Co.	157,500	10,028
Nidec Corp.	143,000	8,832
BayCurrent Consulting, Inc.	32,100	8,541
Boeing Company[1]	51,300	7,014
		322,261

Energy 3.06%
Canadian Natural Resources, Ltd. (CAD denominated)	1,168,000	62,765
Reliance Industries, Ltd.[1]	1,601,273	52,630
Tourmaline Oil Corp.	707,000	36,762
Aker BP ASA[2]	599,979	20,838
Equinor ASA	592,000	20,588
Gaztransport & Technigaz SA	75,000	9,392
Halliburton Company	235,128	7,374
Gazprom PJSC (ADR)[3,4]	4,173,000	—	[5]
LUKOIL Oil Co. PJSC (ADR)[3,4]	246,300	—	[5]
		210,349

Materials 2.63%
Sherwin-Williams Company	445,000	99,640
Vale SA, ordinary nominative shares	1,397,000	20,437
Linde PLC	48,000	13,801
Koninklijke DSM NV	93,100	13,376
Shin-Etsu Chemical Co., Ltd.	113,500	12,799
Corteva, Inc.	201,300	10,898
First Quantum Minerals, Ltd.	507,000	9,619
		180,570

30	American Funds Insurance Series

Global Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Real estate 0.38%
Country Garden Services Holdings Co., Ltd.	3,058,700	$13,623
Goodman Logistics (HK), Ltd. REIT	1,027,500	12,653
		26,276

Utilities 0.14%
Brookfield Infrastructure Partners LP	247,500	9,456

Total common stocks (cost: $4,373,649,000)		6,114,766

Preferred securities 1.51%
Health care 1.21%
Sartorius AG, nonvoting non-registered preferred shares[2]	239,000	83,504

Information technology 0.30%
Samsung Electronics Co., Ltd., nonvoting preferred shares	512,300	20,517

Total preferred securities (cost: $27,546,000)		104,021

Short-term securities 9.46%
Money market investments 9.19%
Capital Group Central Cash Fund 1.38%[6,7]	6,318,224	631,696

Money market investments purchased with collateral from securities on loan 0.27%
Capital Group Central Cash Fund 1.38%[6,7,8]	52,186	5,217
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%[6,8]	2,754,831	2,755
BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%[6,8]	2,608,796	2,609
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.38%[6,8]	2,608,796	2,609
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.38%[6,8]	2,608,796	2,609
State Street Institutional U.S. Government Money Market Fund, Institutional Class 1.40%[6,8]	2,608,796	2,609
		18,408

Total short-term securities (cost: $650,218,000)		650,104
Total investment securities 99.97% (cost: $5,051,413,000)		6,868,891
Other assets less liabilities 0.03%		1,855

Net assets 100.00%		$6,870,746

American Funds Insurance Series	31

Global Growth Fund (continued)

Investments in affiliates7

	Value of affiliates at 1/1/2022 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)
Short-term securities 9.27%
Money market investments 9.19%
Capital Group Central Cash Fund 1.38%[6]	$376,714	$1,043,895		$788,734	$(20)	$(159)	$631,696	$1,427
Money market investments purchased with collateral from securities on loan 0.08%
Capital Group Central Cash Fund 1.38%[6,8]	1,808	3,409	[9]				5,217	—	[10]
Total short-term securities							636,913
Total 9.27%					$(20)	$(159)	$636,913	$1,427

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $27,348,000, which represented .40% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was less than $1,000, which represented less than .01% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Amount less than one thousand.
[6]	Rate represents the seven-day yield at 6/30/2022.
[7]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[9]	Represents net activity. Refer to Note 5 for more information on securities lending.
[10]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

32	American Funds Insurance Series

Global Small Capitalization Fund

Investment portfolio June 30, 2022	unaudited

Common stocks 88.73%	Shares	Value (000)
Information technology 20.36%
Wolfspeed, Inc.[1]	800,681	$50,803
PAR Technology Corp.[1,2]	837,615	31,402
Ceridian HCM Holding, Inc.[1]	629,935	29,657
Confluent, Inc., Class A1	1,124,085	26,124
eMemory Technology, Inc.[3]	734,430	25,309
Net One Systems Co., Ltd.	908,156	20,080
Nordic Semiconductor ASA[1]	1,217,741	18,891
Tanla Platforms, Ltd.	1,477,291	18,793
Kingdee International Software Group Co., Ltd.[1]	7,337,224	17,205
AvidXchange Holdings, Inc.[1,2]	2,786,637	17,110
Marqeta, Inc., Class A1	2,071,598	16,801
Qorvo, Inc.[1]	169,518	15,989
SUMCO Corp.[2]	1,146,200	14,860
Euronet Worldwide, Inc.[1]	144,187	14,504
ALTEN SA, non-registered shares	124,108	13,500
Silicon Laboratories, Inc.[1]	95,000	13,321
Pegasystems, Inc.	263,141	12,589
Gitlab, Inc., Class A1,2	213,816	11,362
OVH Groupe SAS[1,2]	590,318	10,702
Avalara, Inc.[1]	149,119	10,528
Truecaller AB, Class B1,2	2,177,076	10,441
Silergy Corp.	128,330	10,337
SimCorp AS	139,192	10,104
SINBON Electronics Co., Ltd.	1,142,550	9,760
Keywords Studios PLC	344,606	9,204
MACOM Technology Solutions Holdings, Inc.[1]	190,000	8,759
SHIFT, Inc.[1]	59,200	7,705
Extreme Networks, Inc.[1]	828,378	7,389
Aspen Technology, Inc.[1]	36,561	6,716
Linklogis, Inc., Class B1	6,753,115	6,678
Credo Technology Group Holding, Ltd.[1,2]	555,400	6,487
MongoDB, Inc., Class A1	23,300	6,046
CCC Intelligent Solutions Holdings, Inc.[1,2]	644,074	5,926
Expensify, Inc., Class A1,2	331,464	5,897
INFICON Holding AG	7,397	5,827
Kingboard Laminates Holdings, Ltd.	4,498,000	5,549
Rapid7, Inc.[1]	82,650	5,521
Unimicron Technology Corp.	1,016,007	5,416
Cognex Corp.	116,600	4,958
Smartsheet, Inc., Class A1	157,100	4,938
Bentley Systems, Inc., Class B	142,373	4,741
GlobalWafers Co., Ltd.	311,000	4,738
AppFolio, Inc., Class A1	51,790	4,694
SentinelOne, Inc., Class A1,2	186,212	4,344
BE Semiconductor Industries NV	87,146	4,189
Olo, Inc., Class A1,2	408,110	4,028
HashiCorp, Inc., Class A1,2	134,900	3,971
Network International Holdings PLC[1]	1,713,100	3,937
Digital Turbine, Inc.[1]	215,000	3,756
Softcat PLC	222,430	3,566
Globant SA1	17,730	3,085
StoneCo, Ltd., Class A1	386,700	2,978
Semtech Corp.[1]	50,000	2,749
Kingboard Holdings, Ltd.	710,000	2,687
SiteMinder, Ltd.[1]	704,640	1,707
Cvent Holding Corp.[1]	344,800	1,593
Bechtle AG, non-registered shares	36,937	1,510
Yotpo, Ltd.[1,3,4,5,6]	678,736	1,093

American Funds Insurance Series	33

Global Small Capitalization Fund (continued)

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
PagSeguro Digital, Ltd., Class A1	84,354	$864
Topicus.com, Inc., subordinate voting shares[1]	11,100	626
Copperleaf Technologies, Inc.[1]	79,200	394
		594,438

Industrials 16.31%
International Container Terminal Services, Inc.	11,690,490	39,121
Stericycle, Inc.[1]	571,050	25,041
IMCD NV	177,337	24,336
Visional, Inc.[1]	542,050	24,330
Japan Airport Terminal Co., Ltd.[1]	517,000	20,614
Fasadgruppen Group AB	2,370,503	19,535
Alfen NV1	204,601	18,902
Boyd Group Services, Inc.[2]	162,409	17,495
Interpump Group SpA	447,000	17,042
Instalco AB	4,098,065	16,945
Vicor Corp., Class A1	306,576	16,779
Trelleborg AB, Class B	783,350	15,782
Melrose Industries PLC	6,512,400	11,867
CG Power and Industrial Solutions, Ltd.[1]	4,880,108	11,843
Montrose Environmental Group, Inc.[1]	348,186	11,755
Japan Elevator Service Holdings Co., Ltd.	1,121,800	11,674
AirTAC International Group[1]	319,062	10,634
Cleanaway Waste Management, Ltd.	6,029,320	10,488
Woodward, Inc.	105,000	9,711
Centre Testing International Group Co., Ltd.	2,684,839	9,309
DL E&C Co., Ltd.	254,136	8,113
Guangzhou Baiyun International Airport Co., Ltd., Class A	3,524,879	7,851
GVS SpA[1,2]	867,862	7,076
Comfort Systems USA, Inc.	84,100	6,993
Cargotec OYJ, Class B, non-registered shares	258,700	6,799
Wizz Air Holdings PLC[1]	298,983	6,384
SIS, Ltd.[1]	1,097,471	6,308
Chart Industries, Inc.[1]	37,647	6,301
Engcon AB, Class B1	1,043,935	6,286
Rumo SA	1,900,000	5,798
Kajaria Ceramics, Ltd.	450,000	5,400
Atlas Corp.[2]	500,000	5,355
KEI Industries, Ltd.	357,929	5,224
Carel Industries SpA	252,900	5,025
ITM Power PLC[1,2]	2,322,000	4,884
Controladora Vuela Compañía de Aviación, SAB de CV, Class A, ordinary participation certificates (ADR)[1]	460,200	4,726
Addtech AB, Class B	353,050	4,604
Diploma PLC	161,300	4,375
Saia, Inc.[1]	20,727	3,897
easyJet PLC[1]	860,105	3,838
LIXIL Corp.	196,500	3,679
Sulzer AG	54,789	3,403
Granite Construction, Inc.	96,892	2,823
Antares Vision SpA[1,2]	281,100	2,551
VAT Group AG	7,251	1,729
Froy ASA	209,829	964
Howden Joinery Group PLC	131,029	961
The AZEK Co., Inc., Class A1	54,400	911
Matson, Inc.	8,674	632
		476,093

34	American Funds Insurance Series

Global Small Capitalization Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer discretionary 15.60%
Mattel, Inc.[1]	1,400,000	$31,262
Thor Industries, Inc.	370,472	27,685
Skechers USA, Inc., Class A1	650,000	23,127
Helen of Troy, Ltd.[1]	141,542	22,988
Lands’ End, Inc.[1,7]	2,100,000	22,302
YETI Holdings, Inc.[1]	512,805	22,189
Entain PLC[1]	1,424,930	21,595
Five Below, Inc.[1]	165,181	18,736
Asbury Automotive Group, Inc.[1]	97,426	16,498
Evolution AB	172,264	15,662
Wyndham Hotels & Resorts, Inc.	227,498	14,951
Light & Wonder, Inc.[1]	299,658	14,081
Inchcape PLC	1,569,000	13,284
Tube Investments of India, Ltd.	515,708	12,024
Coursera, Inc.[1]	817,039	11,586
Everi Holdings, Inc.[1]	709,832	11,577
WH Smith PLC[1]	649,917	11,123
Leslie’s, Inc.[1]	676,964	10,276
Golden Entertainment, Inc.[1]	256,800	10,156
Tongcheng Travel Holdings, Ltd.[1]	4,691,200	10,092
Basic-Fit NV1	259,466	9,810
Kindred Group PLC (SDR)	1,164,011	9,679
Musti Group OYJ	495,800	8,854
DraftKings, Inc., Class A1,2	756,364	8,827
Haichang Ocean Park Holdings, Ltd.[1,2]	8,156,000	8,274
Chervon Holdings, Ltd.[2]	1,316,900	7,401
Compagnie Plastic Omnium SA	409,500	7,094
DESCENTE, Ltd.	295,025	6,828
Zhongsheng Group Holdings, Ltd.	938,500	6,620
Shoei Co., Ltd.	144,700	5,663
On Holding AG, Class A1,2	291,402	5,155
Melco Resorts & Entertainment, Ltd. (ADR)[1]	803,773	4,622
TopBuild Corp.[1]	27,200	4,547
Melco International Development, Ltd.[1]	6,130,000	4,531
Domino’s Pizza Enterprises, Ltd.	95,471	4,481
Thule Group AB	102,200	2,511
IDP Education, Ltd.	150,966	2,482
Arco Platform, Ltd., Class A1,2	158,600	2,368
Elior Group SA1	882,500	1,959
Warby Parker, Inc., Class A1,2	167,332	1,884
NEXTAGE Co., Ltd.	39,100	673
		455,457

Health care 14.75%
Insulet Corp.[1]	337,461	73,546
Haemonetics Corp.[1]	1,018,080	66,358
Integra LifeSciences Holdings Corp.[1]	569,500	30,770
CanSino Biologics, Inc., Class H2	2,442,000	25,006
Max Healthcare Institute, Ltd.[1]	5,343,659	24,830
Oak Street Health, Inc.[1]	1,310,260	21,541
Globus Medical, Inc., Class A1	381,773	21,433
CONMED Corp.	189,609	18,157
Ocumension Therapeutics[1,2]	9,650,966	17,268
Hapvida Participacoes e Investimentos SA1	12,352,106	12,910
New Horizon Health, Ltd.[1]	3,707,844	11,152
ICON PLC[1]	46,061	9,981
CompuGroup Medical SE & Co. KGaA	228,815	9,745
Shandong Pharmaceutical Glass Co., Ltd., Class A	2,180,508	9,104
Medmix AG	399,754	8,852
Health Catalyst, Inc.[1]	568,785	8,242
iRhythm Technologies, Inc.[1]	73,000	7,886
Amplifon SpA	241,936	7,416

American Funds Insurance Series	35

Global Small Capitalization Fund (continued)

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Netcare, Ltd.	7,889,376	$6,920
Ambu AS, Class B, non-registered shares[2]	595,252	5,780
Angelalign Technology, Inc.[2]	284,600	5,702
Encompass Health Corp.	82,226	4,609
Amedisys, Inc.[1]	38,867	4,086
Bachem Holding AG, Class B	46,560	3,236
Penumbra, Inc.[1]	25,400	3,163
Nordhealth AS, Class A1,2	1,279,999	2,950
Arjo AB, Class B	422,850	2,674
Gland Pharma, Ltd.[1]	75,273	2,575
Amvis Holdings, Inc.	87,800	2,446
Medincell SA1,2	397,121	2,160
		430,498

Financials 7.94%
Star Health & Allied Insurance Co., Ltd.[1,3,5,6]	6,037,336	33,624
Cholamandalam Investment and Finance Co., Ltd.	3,684,053	28,900
Eurobank Ergasias Services and Holdings SA1	25,119,028	22,196
Independent Bank Group, Inc.	280,449	19,045
Trupanion, Inc.[1]	300,000	18,078
Stifel Financial Corp.	271,050	15,184
IIFL Wealth Management, Ltd.	513,500	9,630
SouthState Corp.	108,850	8,398
Aavas Financiers, Ltd.[1]	272,734	6,960
Patria Investments, Ltd., Class A	508,200	6,718
Remgro, Ltd.	820,300	6,550
IIFL Finance, Ltd.	1,459,000	5,981
SiriusPoint, Ltd.[1]	1,100,000	5,962
Eastern Bankshares, Inc.	278,164	5,135
Glacier Bancorp, Inc.	91,858	4,356
United Community Banks, Inc.	140,000	4,227
Aptus Value Housing Finance India, Ltd.[1]	1,065,624	3,803
Janus Henderson Group PLC	160,000	3,762
WealthNavi, Inc.[1,2]	278,900	3,634
PT Bank Raya Indonesia Tbk[1]	71,098,896	3,365
Indian Energy Exchange, Ltd.	1,653,632	3,324
East West Bancorp, Inc.	49,700	3,221
Haci Ömer Sabanci Holding AS	2,323,200	2,632
Bridgepoint Group PLC	740,731	2,179
National Bank of Greece SA1	660,979	1,955
Capitec Bank Holdings, Ltd.	15,161	1,847
Allfunds Group PLC	138,012	1,064
		231,730

Materials 3.76%
Perimeter Solutions SA1,2	3,039,911	32,953
LANXESS AG	388,200	13,905
Lundin Mining Corp.	1,361,244	8,629
JSR Corp.	325,300	8,439
Navin Fluorine International, Ltd.	175,000	8,092
MMG, Ltd.[1]	18,704,000	6,960
Nanofilm Technologies International, Ltd.	4,058,851	6,807
PI Industries, Ltd.	188,382	6,105
Vidrala, SA, non-registered shares	61,827	4,484
OZ Minerals, Ltd.	340,000	4,168
Toyo Gosei Co., Ltd.	55,800	3,381
Recticel SA/NV	175,000	2,612
Mayr-Melnhof Karton AG, non-registered shares	10,516	1,785
Arkema SA	15,200	1,353
		109,673

36	American Funds Insurance Series

Global Small Capitalization Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer staples 3.07%
Grocery Outlet Holding Corp.[1]	521,782	$22,244
Shop Apotheke Europe NV, non-registered shares[1]	169,444	15,061
Freshpet, Inc.[1]	256,895	13,330
Monde Nissin Corp.[1]	49,971,450	11,815
Dole PLC	970,631	8,211
Scandinavian Tobacco Group A/S	305,111	5,967
Hilton Food Group PLC	375,115	4,667
Royal Unibrew A/S	44,000	3,896
AAK AB	223,527	3,647
Zur Rose Group AG1,2	9,250	694
Vector Group, Ltd.	15,654	164
		89,696

Real estate 2.10%
Embassy Office Parks REIT	4,939,400	23,405
Altus Group, Ltd.[2]	475,189	16,461
Macrotech Developers, Ltd.[1]	582,697	7,888
JHSF Participações SA	5,073,950	5,652
Mindspace Business Parks REIT	1,250,000	5,546
ESR-Logos REIT[1]	8,344,400	2,433
		61,385

Communication services 2.09%
Lions Gate Entertainment Corp., Class B1	2,531,585	22,354
JCDecaux SA1	788,279	13,242
Pearson PLC	636,200	5,807
Bandwidth, Inc., Class A1	284,506	5,354
Ubisoft Entertainment SA1	98,993	4,347
Trustpilot Group PLC[1,2]	2,966,832	3,662
Rightmove PLC	512,400	3,545
VTEX, Class A1,2	885,406	2,727
		61,038

Utilities 1.68%
ENN Energy Holdings, Ltd.	1,878,900	30,865
AC Energy Corp.	99,272,800	14,516
Neoenergia SA	1,288,255	3,672
		49,053

Energy 1.07%
Venture Global LNG, Inc., Series C1,3,4,5,6	2,760	18,936
DT Midstream, Inc.	129,414	6,344
Subsea 7 SA	703,801	5,626
Helmerich & Payne, Inc.	7,700	331
		31,237

Total common stocks (cost: $2,397,123,000)		2,590,298

Preferred securities 0.92%
Information technology 0.64%
SmartHR, Inc., Series D, preferred shares[1,3,4,5]	3,006	10,073
Yotpo, Ltd., Series F, preferred shares[1,3,4,5,6]	2,158,609	3,475
Yotpo, Ltd., Series B, preferred shares[1,3,4,5,6]	287,894	464
Yotpo, Ltd., Series C, preferred shares[1,3,4,5,6]	274,070	441
Yotpo, Ltd., Series A-1, preferred shares[1,3,4,5,6]	183,819	296
Yotpo, Ltd., Series A, preferred shares[1,3,4,5,6]	89,605	144
Yotpo, Ltd., Series C-1, preferred shares[1,3,4,5,6]	75,980	122

American Funds Insurance Series	37

Global Small Capitalization Fund (continued)

Preferred securities (continued)	Shares	Value (000)
Information technology (continued)
Yotpo, Ltd., Series D, preferred shares[1,3,4,5,6]	42,368	$68
Yotpo, Ltd., Series B-1, preferred shares[1,3,4,5,6]	33,838	55
Outreach Corp., Series G, preferred shares[1,3,4,5]	154,354	3,515
		18,653

Industrials 0.21%
Azul SA, preferred nominative shares (ADR)[1,2]	800,316	5,683
Azul SA, preferred nominative shares[1]	109,500	259
		5,942

Health care 0.07%
PACT Pharma, Inc., Series C, 8.00% noncumulative preferred shares[1,3,4,5]	2,931,405	2,052

Total preferred securities (cost: $42,519,000)		26,647

Rights & warrants 0.47%
Information technology 0.47%
OPT Machine Vision Tech Co., Ltd., Class A, warrants, expire 2023[1,3,6]	355,879	13,750

Total rights & warrants (cost: $18,773,000)		13,750

Short-term securities 12.53%
Money market investments 9.90%
Capital Group Central Cash Fund 1.38%[7,8]	2,891,439	289,086

Money market investments purchased with collateral from securities on loan 2.63%
Capital Group Central Cash Fund 1.38%[7,8,9]	217,762	21,772
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%[8,9]	11,495,263	11,495
BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%[8,9]	10,885,893	10,886
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.38%[8,9]	10,885,893	10,886
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.38%[8,9]	10,885,893	10,886
State Street Institutional U.S. Government Money Market Fund, Institutional Class 1.40%[8,9]	10,885,893	10,886
		76,811

Total short-term securities (cost: $365,949,000)		365,897
Total investment securities 102.65% (cost: $2,824,364,000)		2,996,592
Other assets less liabilities (2.65)%		(77,341)

Net assets 100.00%		$2,919,251

38	American Funds Insurance Series

Global Small Capitalization Fund (continued)

Investments in affiliates[7]

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)		Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)
Common stocks 0.76%
Consumer discretionary 0.76%
Lands’ End, Inc.[1]	$41,223	$—	$—		$—	$(18,921)	$22,302	$—
Short-term securities 10.65%
Money market investments 9.90%
Capital Group Central Cash Fund 1.38%[8]	203,087	646,355	560,290		6	(72)	289,086	606
Money market investments purchased with collateral from securities on loan 0.75%
Capital Group Central Cash Fund 1.38%[8,9]	32,260		10,488	[10]			21,772	—	[11]
Total short-term securities							310,858
Total 11.41%					$6	$(18,993)	$333,160	$606

Private placement securities5

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Star Health & Allied Insurance Co., Ltd.	3/30/2021	$40,710	$33,624	1.15%
Venture Global LNG, Inc., Series C	5/1/2015	8,280	18,936	.65
SmartHR, Inc., Series D, preferred shares	5/28/2021	14,344	10,073	.35
Yotpo, Ltd., Series F, preferred shares	2/25/2021	4,748	3,475	.12
Yotpo, Ltd.	3/16/2021	1,418	1,093	.04
Yotpo, Ltd., Series B, preferred shares	3/16/2021	602	464	.02
Yotpo, Ltd., Series C, preferred shares	3/16/2021	573	441	.02
Yotpo, Ltd., Series A-1, preferred shares	3/16/2021	384	296	.01
Yotpo, Ltd., Series A, preferred shares	3/16/2021	187	144	.00
Yotpo, Ltd., Series C-1, preferred shares	3/16/2021	159	122	.00
Yotpo, Ltd., Series D, preferred shares	3/16/2021	89	68	.00
Yotpo, Ltd., Series B-1, preferred shares	3/16/2021	71	55	.00
Outreach Corp., Series G, preferred shares	5/27/2021	4,517	3,515	.12
PACT Pharma, Inc., Series C, 8.00% noncumulative preferred shares	2/7/2020	6,000	2,052	.07
Total		$82,082	$74,358	2.55%

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $96,178,000, which represented 3.29% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $113,417,000, which represented 3.89% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.
[6]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $72,468,000, which represented 2.48% of the net assets of the fund.
[7]	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.
[8]	Rate represents the seven-day yield at 6/30/2022.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[10]	Represents net activity. Refer to Note 5 for more information on securities lending.
[11]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

American Funds Insurance Series	39

Global Small Capitalization Fund (continued)

Key to abbreviations

ADR = American Depositary Receipts

REIT = Real Estate Investment Trust

SDR = Swedish Depositary Receipts

Refer to the notes to financial statements.

40	American Funds Insurance Series

Growth Fund
Investment portfolio June 30, 2022	unaudited

Common stocks 94.46%	Shares	Value (000)
Information technology 20.53%
Microsoft Corp.	7,106,878	$1,825,259
Broadcom, Inc.	1,486,641	722,225
ASML Holding NV	635,000	303,345
ASML Holding NV (New York registered) (ADR)	189,937	90,387
Taiwan Semiconductor Manufacturing Company, Ltd.	13,774,000	220,507
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	926,437	75,736
Apple, Inc.	1,610,716	220,217
Visa, Inc., Class A	911,636	179,492
Mastercard, Inc., Class A	510,964	161,199
Salesforce, Inc.[1]	888,000	146,556
ServiceNow, Inc.[1]	294,921	140,241
FleetCor Technologies, Inc.[1]	631,000	132,579
Micron Technology, Inc.	2,394,690	132,378
Wolfspeed, Inc.[1]	1,978,082	125,509
NVIDIA Corp.	805,499	122,106
RingCentral, Inc., Class A1	2,099,303	109,710
Applied Materials, Inc.	1,150,222	104,647
Bill.com Holdings, Inc.[1]	871,600	95,824
Shopify, Inc., Class A, subordinate voting shares[1]	2,843,580	88,833
Tyler Technologies, Inc.[1]	263,200	87,509
MongoDB, Inc., Class A1	324,518	84,212
Fidelity National Information Services, Inc.	884,718	81,102
Cloudflare, Inc., Class A1	1,514,130	66,243
Unity Software, Inc.[1,2]	1,660,000	61,121
Genpact, Ltd.	1,393,000	59,008
MicroStrategy, Inc., Class A1,2	358,514	58,904
Keyence Corp.	165,500	56,574
DocuSign, Inc.[1]	967,514	55,516
Trimble, Inc.[1]	840,920	48,967
Block, Inc., Class A1	749,493	46,064
SK hynix, Inc.	653,000	45,766
GoDaddy, Inc., Class A1	645,081	44,872
Intel Corp.	1,136,000	42,498
Concentrix Corp.	305,551	41,445
Amadeus IT Group SA, Class A, non-registered shares[1]	635,696	35,414
NetApp, Inc.	527,540	34,417
Ceridian HCM Holding, Inc.[1]	712,011	33,521
Silicon Laboratories, Inc.[1]	231,815	32,505
Flex, Ltd.[1]	2,234,300	32,330
Motorola Solutions, Inc.	152,000	31,859
MKS Instruments, Inc.	302,111	31,006
Nuvei Corp., subordinate voting shares[1]	806,616	29,151
Adobe, Inc.[1]	69,034	25,271
Smartsheet, Inc., Class A1	729,700	22,934
Zendesk, Inc.[1]	307,500	22,777
Toast, Inc., Class A1	1,712,718	22,163
Alteryx, Inc., Class A1	402,200	19,475
VeriSign, Inc.[1]	110,053	18,415
TE Connectivity, Ltd.	156,600	17,719
Lam Research Corp.	40,617	17,309
Qualtrics International, Inc., Class A1	1,276,855	15,973
Fiserv, Inc.[1]	164,000	14,591
Ciena Corp.[1]	308,700	14,108
TELUS International (Cda), Inc., subordinate voting shares[1]	533,800	13,382
Enphase Energy, Inc.[1]	62,172	12,138
Globant SA1	57,138	9,942
Kulicke and Soffa Industries, Inc.	151,860	6,501
Stripe, Inc., Class B1,3,4,5	168,598	6,000
SentinelOne, Inc., Class A1	220,600	5,147
		6,400,599

American Funds Insurance Series	41

Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer discretionary 18.92%
Tesla, Inc.[1]	3,682,000	$2,479,533
Amazon.com, Inc.[1]	5,222,200	554,650
Dollar General Corp.	2,185,220	536,340
Home Depot, Inc.	931,000	255,345
D.R. Horton, Inc.	3,324,144	220,025
LVMH Moët Hennessy-Louis Vuitton SE	313,000	190,803
Las Vegas Sands Corp.[1]	5,500,000	184,745
Chipotle Mexican Grill, Inc.[1]	114,237	149,338
Dollar Tree Stores, Inc.[1]	803,915	125,290
Hermès International	94,901	106,115
Booking Holdings, Inc.[1]	60,300	105,464
Airbnb, Inc., Class A1	1,044,500	93,044
Royal Caribbean Cruises, Ltd.[1]	2,282,305	79,675
O’Reilly Automotive, Inc.[1]	116,600	73,663
NVR, Inc.[1]	18,380	73,596
Target Corp.	479,700	67,748
Aramark	1,793,164	54,925
NIKE, Inc., Class B	489,400	50,017
Darden Restaurants, Inc.	433,876	49,080
Caesars Entertainment, Inc.[1]	968,000	37,074
Domino’s Pizza, Inc.	94,000	36,633
Norwegian Cruise Line Holdings, Ltd.[1,2]	3,076,903	34,215
Salvatore Ferragamo SpA[2]	2,174,477	33,498
Polaris, Inc.	280,000	27,798
Floor & Decor Holdings, Inc., Class A1	420,000	26,443
Cie. Financière Richemont SA, Class A	219,805	23,405
Burlington Stores, Inc.[1]	158,707	21,621
LGI Homes, Inc.[1]	248,150	21,564
adidas AG	121,710	21,525
Adient PLC[1]	722,000	21,393
Helen of Troy, Ltd.[1]	112,111	18,208
VF Corp.	408,000	18,021
YETI Holdings, Inc.[1]	405,000	17,524
General Motors Company[1]	490,000	15,562
Etsy, Inc.[1]	202,000	14,788
YUM! Brands, Inc.	129,700	14,722
Hilton Worldwide Holdings, Inc.	128,708	14,343
Aptiv PLC[1]	140,000	12,470
Flutter Entertainment PLC[1]	82,221	8,313
Carvana Co., Class A1,2	210,400	4,751
Arrival Group[1,2]	1,690,300	2,671
Arrival Group[1]	304,769	481
Westwing Group SE, non-registered shares[1,2]	381,550	2,839
		5,899,258

Health care 15.48%
UnitedHealth Group, Inc.	1,709,751	878,179
Regeneron Pharmaceuticals, Inc.[1]	1,220,938	721,733
Intuitive Surgical, Inc.[1]	2,058,000	413,061
Centene Corp.[1]	4,420,730	374,038
Thermo Fisher Scientific, Inc.	532,200	289,134
Alnylam Pharmaceuticals, Inc.[1]	1,879,309	274,097
Vertex Pharmaceuticals, Inc.[1]	879,601	247,863
Seagen, Inc.[1]	1,379,013	244,003
NovoCure, Ltd.[1]	2,388,098	165,973
Eli Lilly and Company	337,300	109,363
Moderna, Inc.[1]	750,000	107,138
CVS Health Corp.	1,034,700	95,875
Pfizer, Inc.	1,675,000	87,820
Edwards Lifesciences Corp.[1]	768,111	73,040
AstraZeneca PLC	550,784	72,411
Gilead Sciences, Inc.	899,185	55,579

42	American Funds Insurance Series

Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Horizon Therapeutics PLC[1]	613,731	$48,951
Verily Life Sciences, LLC[1,3,4,5]	300,178	44,928
Catalent, Inc.[1]	409,100	43,892
Danaher Corp.	165,735	42,017
Molina Healthcare, Inc.[1]	145,723	40,746
Biohaven Pharmaceutical Holding Co., Ltd.[1]	268,400	39,109
Zimmer Biomet Holdings, Inc.	353,900	37,181
Abbott Laboratories	331,012	35,964
Inari Medical, Inc.[1]	502,200	34,145
Humana, Inc.	65,982	30,884
Zoetis, Inc., Class A	160,483	27,585
Align Technology, Inc.[1]	112,000	26,507
Guardant Health, Inc.[1]	482,401	19,460
Mettler-Toledo International, Inc.[1]	16,900	19,414
CRISPR Therapeutics AG1,2	235,087	14,286
Exact Sciences Corp.[1]	341,000	13,432
Oak Street Health, Inc.[1]	806,352	13,256
Ascendis Pharma A/S (ADR)[1]	140,377	13,049
Karuna Therapeutics, Inc.[1]	100,032	12,655
Galapagos NV1	223,566	12,427
DexCom, Inc.[1]	148,800	11,090
Fate Therapeutics, Inc.[1]	417,000	10,333
Ultragenyx Pharmaceutical, Inc.[1]	161,278	9,622
Pacific Biosciences of California, Inc.[1,2]	1,711,590	7,565
Vir Biotechnology, Inc.[1]	282,975	7,207
Sana Biotechnology, Inc.[1,2]	179,600	1,155
		4,826,167

Communication services 14.88%
Meta Platforms, Inc., Class A1	10,118,530	1,631,613
Alphabet, Inc., Class C1	377,972	826,795
Alphabet, Inc., Class A1	111,616	243,240
Netflix, Inc.[1]	3,656,304	639,378
Activision Blizzard, Inc.	3,750,000	291,975
Charter Communications, Inc., Class A1	410,286	192,231
Verizon Communications, Inc.	3,720,000	188,790
Snap, Inc., Class A, nonvoting shares[1]	8,880,711	116,604
ZoomInfo Technologies, Inc.[1]	3,077,300	102,289
Comcast Corp., Class A	2,311,991	90,722
Frontier Communications Parent, Inc.[1]	3,168,010	74,575
T-Mobile US, Inc.[1]	447,940	60,266
Pinterest, Inc., Class A1	1,752,664	31,828
Bumble, Inc., Class A1	1,013,387	28,527
Tencent Holdings, Ltd.	605,000	27,325
Take-Two Interactive Software, Inc.[1]	201,000	24,629
Iridium Communications, Inc.[1]	604,439	22,703
Vimeo, Inc.[1]	3,348,913	20,160
Electronic Arts, Inc.	141,481	17,211
Match Group, Inc.[1]	120,000	8,363
		4,639,224

Industrials 8.17%
TransDigm Group, Inc.[1]	562,400	301,823
Jacobs Engineering Group, Inc.	2,169,000	275,745
Carrier Global Corp.	7,599,761	271,007
Uber Technologies, Inc.[1]	11,166,767	228,472
Delta Air Lines, Inc.[1]	7,215,000	209,019
United Rentals, Inc.[1]	638,400	155,074
Caterpillar, Inc.	676,300	120,895
MTU Aero Engines AG	616,989	112,310
Ryanair Holdings PLC (ADR)[1]	1,500,325	100,897
Ryanair Holdings PLC[1]	96,554	1,141

American Funds Insurance Series	43

Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Airbus SE, non-registered shares	955,893	$92,610
Robert Half International, Inc.	1,155,800	86,558
United Airlines Holdings, Inc.[1]	1,695,914	60,069
Dun & Bradstreet Holdings, Inc.[1]	3,869,573	58,160
Middleby Corp.[1]	449,500	56,349
Boeing Company[1]	395,000	54,004
Northrop Grumman Corp.	98,700	47,235
Canadian Pacific Railway, Ltd.	496,000	34,641
BWX Technologies, Inc.	607,600	33,473
Axon Enterprise, Inc.[1]	353,000	32,889
AMETEK, Inc.	253,600	27,868
Waste Connections, Inc.	222,159	27,539
Rockwell Automation	129,246	25,760
HEICO Corp.	195,000	25,568
Armstrong World Industries, Inc.	326,344	24,463
ITT, Inc.	343,000	23,063
L3Harris Technologies, Inc.	90,000	21,753
Advanced Drainage Systems, Inc.	195,343	17,594
Safran SA	142,541	14,073
TuSimple Holdings, Inc., Class A1,2	1,158,932	8,379
		2,548,431

Financials 6.20%
Bank of America Corp.	14,780,700	460,123
S&P Global, Inc.	524,936	176,935
First Republic Bank	1,029,156	148,404
Capital One Financial Corp.	1,399,000	145,762
KKR & Co., Inc.	2,218,594	102,699
SVB Financial Group[1]	246,315	97,292
Western Alliance Bancorporation	1,071,775	75,667
Apollo Asset Management, Inc.	1,557,942	75,529
T. Rowe Price Group, Inc.	642,000	72,938
Wells Fargo & Company	1,735,200	67,968
Tradeweb Markets, Inc., Class A	922,410	62,954
Marsh & McLennan Companies, Inc.	403,461	62,637
MSCI, Inc.	146,390	60,335
Signature Bank	301,426	54,019
Blackstone, Inc., nonvoting shares	360,000	32,843
Aon PLC, Class A	110,000	29,665
Blue Owl Capital, Inc., Class A	2,891,712	29,004
Brookfield Asset Management, Inc., Class A	585,103	26,020
CME Group, Inc., Class A	121,648	24,901
Ryan Specialty Holdings, Inc., Class A1	611,300	23,957
Arch Capital Group, Ltd.[1]	458,700	20,866
American International Group, Inc.	386,130	19,743
Intercontinental Exchange, Inc.	209,648	19,715
Ares Management Corp., Class A	310,500	17,655
Trupanion, Inc.[1]	287,655	17,334
Goosehead Insurance, Inc., Class A	211,148	9,643
		1,934,608

Energy 4.97%
Halliburton Company	12,143,661	380,825
Canadian Natural Resources, Ltd. (CAD denominated)	6,840,000	367,560
Cenovus Energy, Inc. (CAD denominated)	14,694,800	279,580
EQT Corp.	2,268,000	78,019
Tourmaline Oil Corp.[2]	1,408,700	73,248
Pioneer Natural Resources Company	328,000	73,170
EOG Resources, Inc.	574,314	63,427
Suncor Energy, Inc.	1,747,125	61,296
ConocoPhillips	651,015	58,468
Coterra Energy, Inc.	1,275,197	32,888

44	American Funds Insurance Series

Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Energy (continued)
MEG Energy Corp.[1]	2,365,000	$32,741
Chesapeake Energy Corp.	255,400	20,713
Range Resources Corp.[1]	823,000	20,369
Equitrans Midstream Corp.	936,942	5,959
		1,548,263

Materials 2.58%
Wheaton Precious Metals Corp.	3,674,000	132,374
Grupo México, SAB de CV, Series B	25,356,800	104,998
Vale SA, ordinary nominative shares (ADR)	7,130,772	104,323
Linde PLC	319,392	91,835
Barrick Gold Corp.	4,447,467	78,676
CF Industries Holdings, Inc.	703,000	60,268
Royal Gold, Inc.	517,000	55,205
Franco-Nevada Corp.	390,000	51,301
Allegheny Technologies, Inc.[1]	2,070,860	47,029
LyondellBasell Industries NV	343,500	30,043
Sherwin-Williams Company	69,458	15,552
Summit Materials, Inc., Class A1	561,313	13,073
Ball Corp.	145,200	9,986
Nutrien, Ltd. (CAD denominated)	58,971	4,696
Mosaic Co.	78,919	3,728
		803,087

Consumer staples 2.20%
Costco Wholesale Corp.	253,000	121,258
British American Tobacco PLC	2,768,763	118,622
Constellation Brands, Inc., Class A	427,912	99,729
Monster Beverage Corp.[1]	985,000	91,309
Altria Group, Inc.	2,062,600	86,155
Archer Daniels Midland Company	784,800	60,900
Estée Lauder Companies, Inc., Class A	211,111	53,764
Molson Coors Beverage Company, Class B, restricted voting shares	608,423	33,165
Philip Morris International, Inc.	201,113	19,858
		684,760

Utilities 0.42%
PG&E Corp.[1]	7,077,065	70,629
CenterPoint Energy, Inc.	855,797	25,315
AES Corp.	1,085,884	22,814
Edison International	199,191	12,597
		131,355

Real estate 0.11%
Equinix, Inc. REIT	51,784	34,023

Total common stocks (cost: $19,846,265,000)		29,449,775

Preferred securities 0.19%
Information technology 0.16%
PsiQuantum Corp., Series D, preferred shares[1,3,4,5]	906,761	23,781
Samsung Electronics Co., Ltd., nonvoting preferred shares	531,000	21,266
Tipalti Solutions, Ltd., Series F, preferred shares[1,3,4,5]	406,310	3,295
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,3,4,5]	52,656	1,874
		50,216

Industrials 0.03%
ABL Space Systems Co., Series B2, preferred shares[1,3,4,5]	153,713	8,885

Total preferred securities (cost: $65,451,000)		59,101

American Funds Insurance Series	45

Growth Fund (continued)

Convertible bonds & notes 0.02%	Principal amount (000)		Value (000)
Consumer staples 0.01%
JUUL Labs, Inc., convertible notes, 7.00% PIK 2025[3,4,5,6]	USD	44,875	$4,115
			4,115

Industrials 0.01%
Einride AB, convertible notes, 7.00% 2023[3,4,5]		2,500	2,969
			2,969

Total convertible bonds & notes (cost: $45,836,000)			7,084

Short-term securities 5.23%		Shares
Money market investments 4.99%
Capital Group Central Cash Fund 1.38%[7,8]		15,555,891	1,555,278

Money market investments purchased with collateral from securities on loan 0.24%
Capital Group Central Cash Fund 1.38%[7,8,9]		206,977	20,693
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%[7,9]		10,925,949	10,926
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.38%[7,9]		10,346,758	10,347
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.38%[7,9]		10,346,758	10,347
State Street Institutional U.S. Government Money Market Fund, Institutional Class 1.40%[7,9]		10,346,758	10,347
BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%[7,9]		10,346,758	10,346
			73,006
Total short-term securities (cost: $1,628,508,000)			1,628,284
Total investment securities 99.90% (cost: $21,586,060,000)			31,144,244
Other assets less liabilities 0.10%			31,927

Net assets 100.00%			$31,176,171

Investments in affiliates8

	Value of affiliates at 1/1/2022 (000)	Additions (000)		Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)
Short-term securities 5.06%
Money market investments 4.99%
Capital Group Central Cash Fund 1.38%[7]	$1,610,187	$2,905,660		$2,960,150	$1	$(420)	$1,555,278	$3,145
Money market investments purchased with collateral from securities on loan 0.07%
Capital Group Central Cash Fund 1.38%[7,9]	20,304	389	[10]				20,693	—	[11]
Total short-term securities							1,575,971
Total 5.06%					$1	$(420)	$1,575,971	$3,145

46	American Funds Insurance Series

Growth Fund (continued)

Private placement securities5

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Verily Life Sciences, LLC	12/21/2018	$37,000	$44,928	.14%
PsiQuantum Corp., Series D, preferred shares	5/28/2021	23,781	23,781	.08
ABL Space Systems Co., Series B2, preferred shares	10/22/2021	10,452	8,885	.03
Stripe, Inc., Class B	5/6/2021	6,766	6,000	.02
Stripe, Inc., Series H, 6.00% noncumulative preferred shares	3/15/2021	2,113	1,874	.01
JUUL Labs, Inc., convertible notes, 7.00% PIK 2025	2/3/2020-5/3/2022	43,336	4,115	.01
Tipalti Solutions, Ltd., Series F, preferred shares	12/1/2021	6,956	3,295	.01
Einride AB, convertible notes, 7.00% 2023	1/7/2022	2,500	2,969	.01
Total		$132,904	$95,847	.31%

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $78,405,000, which represented .25% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $95,847,000, which represented .31% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[7]	Rate represents the seven-day yield at 6/30/2022.
[8]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[10]	Represents net activity. Refer to Note 5 for more information on securities lending.
[11]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

REIT = Real Estate Investment Trust

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	47

International Fund
Investment portfolio June 30, 2022	unaudited

Common stocks 85.49%	Shares	Value (000)
Industrials 13.12%
Airbus SE, non-registered shares	1,707,475	$165,425
Recruit Holdings Co., Ltd.	3,491,309	102,799
Melrose Industries PLC	36,613,980	66,722
Safran SA	579,000	57,163
Ryanair Holdings PLC (ADR)[1]	535,700	36,026
Ryanair Holdings PLC[1]	191,358	2,261
SMC Corp.	77,100	34,362
Siemens AG	331,702	33,749
MTU Aero Engines AG	182,000	33,129
DSV A/S	230,223	32,152
ASSA ABLOY AB, Class B	1,452,142	30,846
NIBE Industrier AB, Class B	3,878,804	29,120
Ashtead Group PLC	645,000	27,002
International Container Terminal Services, Inc.	7,953,240	26,615
Grab Holdings, Ltd., Class A1	9,470,179	23,960
Kingspan Group PLC	384,796	23,146
Shenzhen Inovance Technology Co., Ltd., Class A	2,350,967	23,133
Aena SME, SA, non-registered shares[1]	175,000	22,236
ZTO Express (Cayman), Inc., Class A (ADR)	685,354	18,813
Brenntag SE	222,191	14,460
CCR SA, ordinary nominative shares	5,580,000	13,360
Rumo SA	4,301,900	13,127
Airports of Thailand PCL, foreign registered shares[1]	5,078,900	10,215
Diploma PLC	335,900	9,110
Fluidra, SA, non-registered shares	432,985	8,775
Thales SA	70,763	8,680
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	2,073,434	8,511
LIXIL Corp.	441,700	8,269
BAE Systems PLC	617,024	6,236
Techtronic Industries Co., Ltd.	437,500	4,564
		893,966

Information technology 11.40%
Taiwan Semiconductor Manufacturing Company, Ltd.	6,501,000	104,074
ASML Holding NV	205,218	98,034
Shopify, Inc., Class A, subordinate voting shares[1]	2,665,310	83,264
Nice, Ltd. (ADR)[1]	397,150	76,431
Nomura Research Institute, Ltd.	2,761,500	73,474
SK hynix, Inc.	826,941	57,957
Fujitsu, Ltd.	345,900	43,250
Samsung Electronics Co., Ltd.	631,500	27,723
NXP Semiconductors NV	173,200	25,639
Keyence Corp.	64,200	21,946
Infineon Technologies AG	728,000	17,616
STMicroelectronics NV2	539,236	16,953
Atlassian Corp. PLC, Class A1	78,500	14,711
Silergy Corp.	176,000	14,177
Suse SA1,2	576,586	13,088
TELUS International (Cda), Inc., subordinate voting shares[1]	499,900	12,532
OBIC Co., Ltd.	83,700	11,838
Kingdee International Software Group Co., Ltd.[1]	4,786,000	11,223
Delta Electronics, Inc.	1,408,000	10,489
Hexagon AB, Class B	925,700	9,615
ASM International NV	31,648	7,913
Constellation Software, Inc.	5,300	7,868
Canva, Inc.[1,3,4,5]	4,819	7,357
PagSeguro Digital, Ltd., Class A1	426,548	4,368
Block, Inc., Class A (CDI)[1]	45,372	2,834
StoneCo, Ltd., Class A1	317,126	2,442
		776,816

48	American Funds Insurance Series

International Fund (continued)

Common stocks (continued)	Shares	Value (000)
Financials 11.36%
Kotak Mahindra Bank, Ltd.	8,323,107	$175,067
AIA Group, Ltd.	12,210,576	132,348
ABN AMRO Bank NV	10,182,910	114,342
HDFC Bank, Ltd.	2,292,812	39,137
HDFC Bank, Ltd. (ADR)	277,000	15,224
Aegon NV2	12,263,736	53,052
CaixaBank, SA	14,195,517	49,344
ING Groep NV	2,815,632	27,828
Bajaj Finance, Ltd.	396,342	27,104
Nu Holdings, Ltd., Class A1,2	6,890,117	25,769
Futu Holdings, Ltd. (ADR)[1,2]	440,706	23,009
KBC Groep NV	406,187	22,790
XP, Inc., Class A1	963,259	17,300
FinecoBank SpA	1,211,135	14,494
Ping An Insurance (Group) Company of China, Ltd., Class H	898,500	6,109
Ping An Insurance (Group) Company of China, Ltd., Class A	817,263	5,700
B3 SA-Brasil, Bolsa, Balcao	4,413,000	9,242
Allfunds Group PLC	1,158,708	8,937
Bajaj Finserv, Ltd.	50,931	7,050
		773,846

Health care 11.06%
Daiichi Sankyo Company, Ltd.	9,080,408	230,022
Olympus Corp.	5,808,100	116,714
WuXi Biologics (Cayman), Inc.[1]	12,609,300	115,378
Grifols, SA, Class A, non-registered shares[1,2]	2,451,598	46,335
Grifols, SA, Class B (ADR)[1]	793,690	9,429
Bayer AG	841,261	50,004
Siemens Healthineers AG	833,668	42,363
WuXi AppTec Co., Ltd., Class A	2,367,360	36,775
WuXi AppTec Co., Ltd., Class H	312,000	4,155
Merck KGaA	110,400	18,627
M3, Inc.	644,835	18,526
HOYA Corp.	198,300	16,932
Hapvida Participacoes e Investimentos SA1	9,734,853	10,175
Insulet Corp.[1]	46,653	10,167
Alcon, Inc.	133,937	9,355
CanSino Biologics, Inc., Class H2	729,200	7,467
bioMérieux SA	58,300	5,694
Ambu AS, Class B, non-registered shares[2]	545,233	5,294
		753,412

Energy 9.56%
Reliance Industries, Ltd.[1]	9,435,600	310,127
Petróleo Brasileiro SA (Petrobras), ordinary nominative shares (ADR)	6,724,576	78,543
Neste OYJ	1,756,952	77,772
TotalEnergies SE	1,147,298	60,560
Canadian Natural Resources, Ltd. (CAD denominated)	818,700	43,994
Woodside Energy Group, Ltd.	1,967,852	43,249
Cenovus Energy, Inc. (CAD denominated)	1,190,000	22,641
Shell PLC (GBP denominated)	573,839	14,907
		651,793

Materials 9.23%
First Quantum Minerals, Ltd.	10,951,800	207,771
Fortescue Metals Group, Ltd.	11,257,992	136,223
Vale SA, ordinary nominative shares (ADR)	6,886,607	100,751
Vale SA, ordinary nominative shares	770,681	11,274
Linde PLC (EUR denominated)[2]	135,800	38,986
Linde PLC	35,287	10,146
Shin-Etsu Chemical Co., Ltd.	395,300	44,576
Wacker Chemie AG	147,773	21,309

American Funds Insurance Series	49

International Fund (continued)

Common stocks (continued)	Shares	Value (000)
Materials (continued)
Ivanhoe Mines, Ltd., Class A1	3,403,051	$19,590
JSR Corp.	379,200	9,838
Koninklijke DSM NV	55,354	7,953
Yunnan Energy New Material Co., Ltd., Class A	196,300	7,344
Akzo Nobel NV	107,048	7,025
BASF SE	136,760	5,951
		628,737

Consumer discretionary 8.85%
MercadoLibre, Inc.[1]	132,887	84,632
Evolution AB	916,701	83,348
Sony Group Corp.	920,500	75,272
Galaxy Entertainment Group, Ltd.	9,204,000	54,895
Ferrari NV (EUR denominated)	254,543	46,734
LVMH Moët Hennessy-Louis Vuitton SE	72,682	44,306
Maruti Suzuki India, Ltd.	303,300	32,533
Alibaba Group Holding, Ltd. (ADR)[1]	213,000	24,214
Alibaba Group Holding, Ltd.[1]	414,200	5,907
Kering SA	53,565	27,511
JD.com, Inc., Class A (ADR)	239,660	15,391
JD.com, Inc., Class A	266,775	8,595
Entain PLC[1]	1,560,453	23,649
Coupang, Inc., Class A1	1,509,600	19,247
Flutter Entertainment PLC[1]	158,674	16,043
EssilorLuxottica	80,200	12,010
InterContinental Hotels Group PLC	155,468	8,232
Bandai Namco Holdings, Inc.	108,742	7,677
Aptiv PLC[1]	84,000	7,482
On Holding AG, Class A1	308,680	5,461
		603,139

Consumer staples 4.49%
Kweichow Moutai Co., Ltd., Class A	224,223	68,496
Danone SA	878,392	49,026
British American Tobacco PLC	911,000	39,030
Treasury Wine Estates, Ltd.	4,562,804	35,747
Seven & i Holdings Co., Ltd.	864,100	33,544
Kobe Bussan Co., Ltd.	754,900	18,500
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	2,653,503	15,439
CP ALL PCL, foreign registered shares	9,053,300	15,388
Nestlé SA	78,463	9,159
Chocoladefabriken Lindt & Sprüngli AG	80	8,388
Shiseido Company, Ltd.	179,400	7,201
Dabur India, Ltd.	933,875	5,865
		305,783

Communication services 3.50%
Bharti Airtel, Ltd.[1]	12,732,125	110,429
Bharti Airtel, Ltd., interim shares[1]	836,308	3,203
Universal Music Group NV	1,312,633	26,320
Sea, Ltd., Class A (ADR)[1]	357,779	23,921
Informa PLC[1]	3,630,108	23,367
Ubisoft Entertainment SA1	518,403	22,763
Singapore Telecommunications, Ltd.	5,800,500	10,563
Vivendi SE	907,392	9,220
SoftBank Group Corp.	224,200	8,650
Yandex NV, Class A1,3,4	313,000	—	[6]
		238,436

Utilities 2.24%
ENN Energy Holdings, Ltd.	9,285,300	152,530

50	American Funds Insurance Series

International Fund (continued)

Common stocks (continued)	Shares	Value (000)
Real estate 0.68%
ESR Group, Ltd.[1]	14,852,600	$40,128
Ayala Land, Inc.	13,552,800	6,285
		46,413

Total common stocks (cost: $5,416,609,000)		5,824,871

Preferred securities 0.78%
Health care 0.40%
Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	2,274,930	26,892

Energy 0.23%
Petróleo Brasileiro SA (Petrobras), preferred nominative shares	2,980,131	15,905

Financials 0.14%
Itaú Unibanco Holding SA, preferred nominative shares	2,246,000	9,729

Information technology 0.01%
Canva, Inc., Series A, noncumulative preferred shares[1,3,4,5]	422	644
Canva, Inc., Series A-3, noncumulative preferred shares[1,3,4,5]	18	27
Canva, Inc., Series A-4, noncumulative preferred shares[1,3,4,5]	1	2
		673

Total preferred securities (cost: $70,947,000)		53,199

Rights & warrants 0.24%
Health care 0.24%
WuXi AppTec Co., Ltd., Class A, warrants, expire 2022[1,3,7]	1,075,200	16,702

Total rights & warrants (cost: $20,683,000)		16,702

Short-term securities 14.40%
Money market investments 13.41%
Capital Group Central Cash Fund 1.38%[8,9]	9,140,101	913,827

Money market investments purchased with collateral from securities on loan 0.99%
Capital Group Central Cash Fund 1.38%[8,9,10]	190,714	19,067
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%[8,10]	10,067,468	10,067
BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%[8,10]	9,533,786	9,534
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.38%[8,10]	9,533,786	9,534
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.38%[8,10]	9,533,786	9,534
State Street Institutional U.S. Government Money Market Fund, Institutional Class 1.40%[8,10]	9,533,786	9,534
		67,270

Total short-term securities (cost: $981,221,000)		981,097
Total investment securities 100.91% (cost: $6,489,460,000)		6,875,869
Other assets less liabilities (0.91)%		(62,255)

Net assets 100.00%		$6,813,614

American Funds Insurance Series	51

International Fund (continued)

Investments in affiliates9

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)		Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)
Short-term securities 13.69%
Money market investments 13.41%
Capital Group Central Cash Fund 1.38%[8]	$977,398	$1,096,883	$1,160,244		$20	$(230)	$913,827	$1,992
Money market investments purchased with collateral from securities on loan 0.28%
Capital Group Central Cash Fund 1.38%[8,10]	34,059		14,992	[11]			19,067	—	[12]
Total short-term securities							932,894
Total 13.69%					$20	$(230)	$932,894	$1,992

Private placement securities5

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Canva, Inc.	8/26/2021-11/4/2021	$8,215	$7,357	.11%
Canva, Inc., Series A, noncumulative preferred shares	11/4/2021	719	644	.01
Canva, Inc., Series A-3, noncumulative preferred shares	11/4/2021	31	27	.00
Canva, Inc., Series A-4, noncumulative preferred shares	11/4/2021	2	2	.00
Total		$8,967	$8,030	.12%

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $71,916,000, which represented 1.06% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $24,732,000, which represented .36% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.
[6]	Amount less than one thousand.
[7]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $16,702,000, which represented .25% of the net assets of the fund.
[8]	Rate represents the seven-day yield at 6/30/2022.
[9]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[10]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[11]	Represents net activity. Refer to Note 5 for more information on securities lending.
[12]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds

Refer to the notes to financial statements.

52	American Funds Insurance Series

New World Fund
Investment portfolio June 30, 2022	unaudited

Common stocks 85.69%	Shares	Value (000)
Information technology 15.68%
Microsoft Corp.	398,934	$102,458
Taiwan Semiconductor Manufacturing Company, Ltd.	4,004,000	64,100
Broadcom, Inc.	52,546	25,527
Micron Technology, Inc.	453,986	25,096
ASML Holding NV	51,193	24,455
Wolfspeed, Inc.[1]	340,065	21,577
Adobe, Inc.[1]	51,971	19,024
Tata Consultancy Services, Ltd.	427,278	17,677
Apple, Inc.	129,278	17,675
Mastercard, Inc., Class A	48,408	15,272
Silergy Corp.	181,094	14,587
Visa, Inc., Class A	52,549	10,346
PagSeguro Digital, Ltd., Class A1	922,834	9,450
Samsung Electronics Co., Ltd.	207,833	9,124
NVIDIA Corp.	55,678	8,440
Keyence Corp.	24,600	8,409
EPAM Systems, Inc.[1]	26,998	7,958
TELUS International (Cda), Inc., subordinate voting shares[1]	294,869	7,392
Network International Holdings PLC[1]	2,797,596	6,430
Accenture PLC, Class A	21,156	5,874
Nokia Corp.	1,149,271	5,347
SAP SE	56,875	5,181
Tokyo Electron, Ltd.	15,500	5,061
Flat Glass Group Co., Ltd., Class H1,2	1,420,000	4,995
Edenred SA	102,606	4,835
Nice, Ltd. (ADR)[1]	24,926	4,797
Kingdee International Software Group Co., Ltd.[1]	1,904,000	4,465
MediaTek, Inc.	154,000	3,372
Halma PLC	107,927	2,639
Trimble, Inc.[1]	42,730	2,488
SK hynix, Inc.	34,099	2,390
ON Semiconductor Corp.[1]	46,661	2,347
Amadeus IT Group SA, Class A, non-registered shares[1]	39,769	2,215
Advanced Micro Devices, Inc.[1]	27,588	2,110
DLocal, Ltd., Class A1	78,185	2,052
Logitech International SA	38,622	2,018
Cognizant Technology Solutions Corp., Class A	27,762	1,874
Infosys, Ltd.	96,230	1,781
Applied Materials, Inc.	19,121	1,740
PayPal Holdings, Inc.[1]	24,259	1,694
StoneCo, Ltd., Class A1	208,228	1,603
FleetCor Technologies, Inc.[1]	7,609	1,599
KLA Corp.	4,986	1,591
Hexagon AB, Class B	105,226	1,093
Globant SA1	6,239	1,086
Hamamatsu Photonics KK	27,200	1,056
Euronet Worldwide, Inc.[1]	10,178	1,024
Hundsun Technologies, Inc., Class A	150,377	978
MKS Instruments, Inc.	8,486	871
Coforge, Ltd.	18,403	825
Autodesk, Inc.[1]	4,715	811
VeriSign, Inc.[1]	4,446	744
Infineon Technologies AG	26,555	643
Atlassian Corp. PLC, Class A1	3,424	642
Canva, Inc.[1,3,4,5]	385	588
Fabrinet, non-registered shares[1]	6,992	567
Intel Corp.	3,575	134
		500,127

American Funds Insurance Series	53

New World Fund (continued)

Common stocks (continued)	Shares	Value (000)
Financials 11.95%
Kotak Mahindra Bank, Ltd.	3,010,627	$63,325
AIA Group, Ltd.	3,976,200	43,097
Ping An Insurance (Group) Company of China, Ltd., Class H	4,121,344	28,021
HDFC Bank, Ltd.	1,260,295	21,512
B3 SA-Brasil, Bolsa, Balcao	10,216,738	21,396
Capitec Bank Holdings, Ltd.	170,562	20,781
Bajaj Finance, Ltd.	256,491	17,540
Industrial and Commercial Bank of China, Ltd., Class H	23,013,000	13,667
AU Small Finance Bank, Ltd.	1,514,002	11,344
Banco Bilbao Vizcaya Argentaria, SA	2,164,760	9,824
PB Fintech, Ltd.[1]	1,162,870	8,437
Nu Holdings, Ltd., Class A1	2,004,606	7,497
ICICI Bank, Ltd. (ADR)	300,062	5,323
ICICI Bank, Ltd.	240,154	2,151
Discovery, Ltd.[1]	921,680	7,257
China Merchants Bank Co., Ltd., Class H	1,045,500	6,995
S&P Global, Inc.	20,318	6,848
UniCredit SpA	682,154	6,480
XP, Inc., Class A1	341,304	6,130
Hong Kong Exchanges and Clearing, Ltd.	117,600	5,785
Bank Rakyat Indonesia (Persero) Tbk PT	20,501,900	5,711
Eurobank Ergasias Services and Holdings SA1	6,082,762	5,375
Moody’s Corp.	17,945	4,881
Postal Savings Bank of China Co., Ltd., Class H	6,062,000	4,813
Société Générale	207,077	4,533
East Money Information Co., Ltd., Class A	1,153,656	4,377
Lufax Holding, Ltd. (ADR)	687,300	4,124
Alpha Services and Holdings SA1	4,683,510	4,084
Aon PLC, Class A	10,856	2,928
Bank Mandiri (Persero) Tbk PT	5,279,900	2,809
Standard Bank Group, Ltd.	290,750	2,773
Canara Bank	1,185,969	2,722
Bajaj Finserv, Ltd.	18,250	2,526
Fairfax Financial Holdings, Ltd., subordinate voting shares	4,711	2,496
Bank Central Asia Tbk PT	5,066,200	2,466
DBS Group Holdings, Ltd.	111,373	2,379
HDFC Life Insurance Company, Ltd.	337,705	2,352
Futu Holdings, Ltd. (ADR)[1,2]	41,701	2,177
Banco Santander México, SA, Institución de Banca Múltiple, Grupo Financiero Santander México, Class B	1,385,817	1,414
China Construction Bank Corp., Class H	2,059,000	1,383
TISCO Financial Group PCL, foreign registered shares	343,800	862
Grupo Financiero Banorte, SAB de CV, Series O	85,744	478
TCS Group Holding PLC (GDR)[1,3,4]	78,482	—	[6]
Moscow Exchange MICEX-RTS PJSC[1,3,4]	438,203	—	[6]
Sberbank of Russia PJSC[1,3,4,7]	2,662,164	—	[6]
		381,073

Health care 11.67%
Thermo Fisher Scientific, Inc.	73,249	39,795
Eli Lilly and Company	99,900	32,391
Abbott Laboratories	232,881	25,302
Novo Nordisk A/S, Class B	209,543	23,241
WuXi Biologics (Cayman), Inc.[1]	2,445,600	22,378
AstraZeneca PLC	149,534	19,659
WuXi AppTec Co., Ltd., Class A	809,559	12,576
WuXi AppTec Co., Ltd., Class H	491,300	6,543
PerkinElmer, Inc.	124,925	17,767
Danaher Corp.	60,094	15,235
Jiangsu Hengrui Medicine Co., Ltd., Class A	2,512,188	13,919
Carl Zeiss Meditec AG, non-registered shares[2]	100,330	11,976
BeiGene, Ltd. (ADR)[1]	65,037	10,526

54	American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)	Shares	Value (000)
Health care (continued)
BeiGene, Ltd., Class H1,2	49,700	$624
Laurus Labs, Ltd.	1,762,486	10,371
CanSino Biologics, Inc., Class H	996,718	10,206
Shionogi & Co., Ltd.	183,000	9,246
CSL, Ltd.	49,605	9,213
Pfizer, Inc.	174,518	9,150
Olympus Corp.	398,800	8,014
Hypera SA, ordinary nominative shares	1,020,998	7,421
Hapvida Participacoes e Investimentos SA1	6,522,586	6,817
Zoetis, Inc., Class A	33,143	5,697
Pharmaron Beijing Co., Ltd., Class A	340,250	4,839
Pharmaron Beijing Co., Ltd., Class H	26,850	269
Siemens Healthineers AG	82,699	4,202
Rede D’Or Sao Luiz SA	756,718	4,190
Hutchmed China, Ltd.[1,2]	808,232	1,992
Hutchmed China, Ltd. (ADR)[1]	150,024	1,896
Legend Biotech Corp. (ADR)[1]	65,903	3,625
Straumann Holding AG	29,438	3,535
Grifols, SA, Class A, non-registered shares[1]	155,398	2,937
Teva Pharmaceutical Industries, Ltd. (ADR)[1]	248,351	1,868
OdontoPrev SA, ordinary nominative shares	1,044,247	1,866
Align Technology, Inc.[1]	7,775	1,840
Mettler-Toledo International, Inc.[1]	1,508	1,732
Angelalign Technology, Inc.	85,000	1,703
Medtronic PLC	16,413	1,473
Asahi Intecc Co., Ltd.	91,800	1,386
Genus PLC	40,970	1,251
Innovent Biologics, Inc.[1]	220,000	978
Merck KGaA	5,502	928
Hangzhou Tigermed Consulting Co., Ltd., Class A	50,871	870
Zai Lab, Ltd. (ADR)[1]	16,060	557
Shandong Pharmaceutical Glass Co., Ltd., Class A	66,700	278
		372,282

Consumer discretionary 10.52%
LVMH Moët Hennessy-Louis Vuitton SE	60,448	36,849
MercadoLibre, Inc.[1]	35,216	22,428
General Motors Company[1]	699,053	22,202
Hermès International	17,033	19,046
Galaxy Entertainment Group, Ltd.	2,970,000	17,714
Li Ning Co., Ltd.	1,835,501	17,006
Evolution AB	179,821	16,350
EssilorLuxottica	85,613	12,821
Trip.com Group, Ltd. (ADR)[1]	409,020	11,228
XPeng, Inc., Class A1,2	663,978	10,696
Midea Group Co., Ltd., Class A	1,104,055	9,960
JD.com, Inc., Class A	240,530	7,749
Kering SA	14,088	7,236
YUM! Brands, Inc.	63,025	7,154
Huazhu Group, Ltd. (ADR)	181,055	6,898
Zhongsheng Group Holdings, Ltd.	885,500	6,246
Cie. Financière Richemont SA, Class A	58,126	6,189
Booking Holdings, Inc.[1]	3,215	5,623
Alibaba Group Holding, Ltd.[1]	382,972	5,461
Astra International Tbk PT	12,241,400	5,444
Americanas SA, ordinary nominative shares	2,105,517	5,403
NIKE, Inc., Class B	52,547	5,370
Jumbo SA	367,791	5,342
Tesla, Inc.[1]	7,065	4,758
Pop Mart International Group, Ltd.	980,400	4,735
Industria de Diseño Textil, SA	206,902	4,681
Marriott International, Inc., Class A	32,868	4,470

American Funds Insurance Series	55

New World Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
JD Health International, Inc.[1]	523,450	$4,106
Titan Co., Ltd.	158,667	3,900
IDP Education, Ltd.	218,530	3,593
China MeiDong Auto Holdings, Ltd.	950,000	2,990
Lear Corp.	23,098	2,908
Maruti Suzuki India, Ltd.	24,639	2,643
Samsonite International SA1	1,322,400	2,632
Airbnb, Inc., Class A1	27,875	2,483
InterContinental Hotels Group PLC	42,267	2,238
Aptiv PLC[1]	24,637	2,194
Prosus NV, Class N	31,819	2,083
Entain PLC[1]	118,320	1,793
Inchcape PLC	202,422	1,714
Shangri-La Asia, Ltd.[1]	2,024,000	1,641
Fast Retailing Co., Ltd.	2,700	1,414
Melco Resorts & Entertainment, Ltd. (ADR)[1]	237,753	1,367
FSN E-Commerce Ventures, Ltd.[1]	68,803	1,226
Naspers, Ltd., Class N	7,089	1,032
Gree Electric Appliances, Inc. of Zhuhai, Class A	150,246	757
Stellantis NV	61,093	754
adidas AG	4,196	742
Flutter Entertainment PLC[1]	6,950	703
Levi Strauss & Co., Class A	42,463	693
Jiumaojiu International Holdings, Ltd.[2]	239,000	635
Cyrela Brazil Realty SA, ordinary nominative shares	117,858	266
Ozon Holdings PLC (ADR)[1,3,4]	209,599	—	[6]
		335,566

Industrials 8.88%
Airbus SE, non-registered shares	375,800	36,409
IMCD NV	130,844	17,956
Shenzhen Inovance Technology Co., Ltd., Class A	1,466,674	14,432
General Electric Co.	215,458	13,718
DSV A/S	96,469	13,472
Safran SA	128,904	12,726
International Container Terminal Services, Inc.	3,767,720	12,608
Copa Holdings, SA, Class A1	189,059	11,981
Larsen & Toubro, Ltd.	594,628	11,733
Rumo SA	3,508,073	10,705
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	2,393,424	9,825
Grab Holdings, Ltd., Class A1	3,233,079	8,180
Suzhou Maxwell Technologies Co., Ltd., Class A	98,600	7,230
Caterpillar, Inc.	39,829	7,120
CCR SA, ordinary nominative shares	2,717,276	6,506
TransDigm Group, Inc.[1]	10,219	5,484
Contemporary Amperex Technology Co., Ltd., Class A	67,047	5,348
Nidec Corp.	84,200	5,200
Thales SA	38,118	4,676
Carrier Global Corp.	120,077	4,282
InPost SA1,2	729,246	4,228
Daikin Industries, Ltd.	26,000	4,168
Wizz Air Holdings PLC[1]	191,404	4,087
Raytheon Technologies Corp.	42,230	4,059
ZTO Express (Cayman), Inc., Class A (ADR)	136,462	3,746
Centre Testing International Group Co., Ltd.	978,596	3,393
Boeing Company[1]	24,587	3,362
SMC Corp.	7,300	3,253
Spirax-Sarco Engineering PLC	25,418	3,056
Ryanair Holdings PLC (ADR)[1]	42,600	2,865
Interpump Group SpA	73,018	2,784
AirTAC International Group[1]	74,000	2,466
Hitachi, Ltd.	49,300	2,339

56	American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Bureau Veritas SA	87,556	$2,243
Epiroc AB, Class B	158,534	2,142
Mitsubishi Heavy Industries, Ltd.	58,500	2,046
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	144,377	2,011
ABB, Ltd.	74,036	1,974
Bharat Electronics, Ltd.	627,525	1,860
Havells India, Ltd.	127,229	1,769
Siemens AG	15,401	1,567
Haitian International Holdings, Ltd.	509,000	1,301
Atlas Copco AB, Class B	136,812	1,144
Experian PLC	27,683	811
China Merchants Port Holdings Co., Ltd.	272,000	462
Hefei Meyer Optoelectronic Technology, Inc., Class A	126,100	408
		283,135

Materials 7.76%
Vale SA, ordinary nominative shares	1,749,384	25,592
Vale SA, ordinary nominative shares (ADR)	1,614,308	23,617
First Quantum Minerals, Ltd.	1,631,131	30,945
Freeport-McMoRan, Inc.	771,837	22,584
Asian Paints, Ltd.	583,858	19,926
Sika AG	64,792	14,931
Albemarle Corp.	70,823	14,801
Linde PLC	47,848	13,758
Pidilite Industries, Ltd.	429,669	11,371
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	861,793	6,626
Sociedad Química y Minera de Chile SA, Class B (ADR)	62,332	5,207
Givaudan SA	1,416	4,979
LANXESS AG	137,274	4,917
Wacker Chemie AG	34,003	4,903
Barrick Gold Corp.	271,788	4,808
Shin-Etsu Chemical Co., Ltd.	41,300	4,657
Yunnan Energy New Material Co., Ltd., Class A	124,100	4,643
Shandong Sinocera Functional Material Co., Ltd., Class A	575,500	3,088
Fresnillo PLC	300,858	2,808
SKSHU Paint Co., Ltd., Class A1	141,065	2,727
Loma Negra Compania Industrial Argentina SA (ADR)	530,050	2,693
SIG Group AG	92,597	2,039
Amcor PLC (CDI)	151,073	1,881
Arkema SA	20,250	1,802
CCL Industries, Inc., Class B, nonvoting shares	37,100	1,754
Koninklijke DSM NV	12,188	1,751
Nutrien, Ltd.	16,357	1,303
OCI NV	37,480	1,236
Corteva, Inc.	19,843	1,074
Umicore SA	27,264	952
Glencore PLC	166,729	903
Celanese Corp.	7,208	848
Anglo American PLC	19,828	709
BASF SE	13,092	570
Impala Platinum Holdings, Ltd.	51,110	569
Navin Fluorine International, Ltd.	10,286	476
Polymetal International PLC	76,572	169
Alrosa PJSC[3,4]	1,123,215	—	[6]
		247,617

Consumer staples 6.83%
Kweichow Moutai Co., Ltd., Class A	197,607	60,366
ITC, Ltd.	4,202,675	14,555
Bunge, Ltd.	154,489	14,011
Constellation Brands, Inc., Class A	50,621	11,798
Nestlé SA	94,775	11,063

American Funds Insurance Series	57

New World Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Anheuser-Busch InBev SA/NV	184,861	$9,950
British American Tobacco PLC	204,480	8,760
Japan Tobacco, Inc.[2]	420,300	7,267
Philip Morris International, Inc.	64,416	6,360
Carlsberg A/S, Class B	49,429	6,296
Wuliangye Yibin Co., Ltd., Class A	199,771	6,026
Pernod Ricard SA	32,594	5,988
Monster Beverage Corp.[1]	62,896	5,830
Varun Beverages, Ltd.	522,753	5,233
Raia Drogasil SA, ordinary nominative shares	1,406,218	5,159
Kimberly-Clark de México, SAB de CV, ordinary participation certificates, Class A2	3,747,683	5,075
Foshan Haitian Flavouring and Food Co., Ltd., Class A	314,996	4,252
Avenue Supermarts, Ltd.[1]	98,499	4,248
Dabur India, Ltd.	499,893	3,139
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	502,900	2,926
Arca Continental, SAB de CV	404,001	2,662
L’Oréal SA, non-registered shares	6,365	2,196
Mondelez International, Inc.	32,465	2,016
Proya Cosmetics Co., Ltd., Class A	80,420	1,984
Danone SA	34,906	1,948
Monde Nissin Corp.[1]	8,193,900	1,937
United Spirits, Ltd.[1]	158,456	1,524
Reckitt Benckiser Group PLC	19,968	1,500
Unilever PLC (EUR denominated)	30,374	1,379
Uni-Charm Corp.	23,900	800
Heineken NV	5,989	546
Shiseido Company, Ltd.	11,200	450
Diageo PLC	9,646	415
X5 Retail Group NV (GDR)[3,4]	88,147	—	[6]
		217,659

Communication services 4.86%
Alphabet, Inc., Class C1	16,377	35,824
Alphabet, Inc., Class A1	3,933	8,571
Tencent Holdings, Ltd.	389,500	17,592
Meta Platforms, Inc., Class A1	101,985	16,445
América Móvil, SAB de CV, Series L (ADR)	709,818	14,501
Bharti Airtel, Ltd.[1]	1,599,162	13,870
Bharti Airtel, Ltd., interim shares[1]	80,154	307
Sea, Ltd., Class A (ADR)[1]	161,435	10,793
Vodafone Group PLC	5,163,100	7,961
NetEase, Inc.	176,100	3,234
NetEase, Inc. (ADR)	27,722	2,588
Activision Blizzard, Inc.	70,185	5,465
Netflix, Inc.[1]	28,356	4,959
Indus Towers, Ltd.	1,750,611	4,635
Telefónica, SA, non-registered shares[1]	411,518	2,097
MTN Group, Ltd.	250,294	2,031
JCDecaux SA1	116,458	1,956
Informa PLC[1]	261,509	1,683
SoftBank Group Corp.	13,700	529
Yandex NV, Class A1,3,4	378,730	—	[6]
		155,041

Energy 4.31%
Reliance Industries, Ltd.[1]	2,050,136	67,383
New Fortress Energy, Inc., Class A	360,837	14,278
BP PLC	2,081,862	9,840
Baker Hughes Co., Class A	267,116	7,712
Cheniere Energy, Inc.	56,794	7,555
Aker BP ASA[2]	92,604	3,217
Aker BP ASA (SDR)[3]	72,417	2,515

58	American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)	Shares	Value (000)
Energy (continued)
Exxon Mobil Corp.	56,855	$4,869
Hess Corp.	43,633	4,622
TotalEnergies SE	83,475	4,406
Chevron Corp.	25,503	3,692
Shell PLC (GBP denominated)	134,028	3,482
INPEX Corp.[2]	195,000	2,113
TechnipFMC PLC[1]	180,463	1,215
Petróleo Brasileiro SA (Petrobras), ordinary nominative shares (ADR)	32,841	384
Orron Energy AB	36,490	25
Gazprom PJSC (ADR)[3,4]	472,929	—	[6]
Rosneft Oil Company PJSC (GDR)[3,4]	588,661	—	[6]
		137,308

Real estate 1.68%
Macrotech Developers, Ltd.[1]	833,489	11,282
American Tower Corp. REIT	41,814	10,687
ESR Group, Ltd.[1]	2,773,600	7,494
CK Asset Holdings, Ltd.	960,000	6,790
BR Malls Participacoes SA, ordinary nominative shares	3,938,172	5,659
Country Garden Services Holdings Co., Ltd.	666,000	2,966
China Overseas Land & Investment, Ltd.	915,500	2,894
Shimao Services Holdings, Ltd.[1]	5,605,187	2,700
CTP NV	198,078	2,283
China Vanke Co., Ltd., Class H	280,300	705
		53,460

Utilities 1.55%
ENN Energy Holdings, Ltd.	1,778,100	29,209
AES Corp.	460,707	9,680
Engie SA	448,515	5,154
Power Grid Corporation of India, Ltd.	1,119,742	3,005
Enel SpA	329,104	1,800
China Resources Gas Group, Ltd.	100,000	466
China Gas Holdings, Ltd.	67,400	104
		49,418

Total common stocks (cost: $2,290,258,000)		2,732,686

Preferred securities 0.94%
Consumer discretionary 0.29%
Getir BV, Series D, preferred shares[1,3,4,5]	7,768	4,996
Porsche Automobil Holding SE, nonvoting preferred shares	63,178	4,179
		9,175

Materials 0.24%
Gerdau SA, preferred nominative shares	1,782,592	7,613

Real estate 0.19%
QuintoAndar, Ltd., Series E, preferred shares[1,3,4,5]	32,657	4,925
QuintoAndar, Ltd., Series E-1, preferred shares[1,3,4,5]	8,400	1,267
		6,192

Industrials 0.08%
GOL Linhas Aéreas Inteligentes SA, preferred nominative shares[1]	1,385,809	2,402
GOL Linhas Aéreas Inteligentes SA, preferred nominative shares (ADR)[1,2]	65,296	222
		2,624

Health care 0.07%
Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	179,075	2,117

American Funds Insurance Series	59

New World Fund (continued)

Preferred securities (continued)	Shares		Value (000)
Financials 0.04%
Itaú Unibanco Holding SA, preferred nominative (ADR)		151,962	$650
Itaú Unibanco Holding SA, preferred nominative shares		113,600	492
			1,142

Energy 0.03%
Petróleo Brasileiro SA (Petrobras), preferred nominative shares		168,756	901

Information technology 0.00%
Canva, Inc., Series A, noncumulative preferred shares[1,3,4,5]		34	52
Canva, Inc., Series A-3, noncumulative preferred shares[1,3,4,5]		1	1
			53

Total preferred securities (cost: $29,021,000)			29,817

Rights & warrants 0.02%
Materials 0.02%
Shandong Sinocera Functional Material Co., Ltd., Class A, warrants, expire 2022[1,3,7]		124,600	668

Consumer discretionary 0.00%
Compagnie Financière Richemont SA, Class A, warrants, expire 2023[1]		105,741	58

Total rights & warrants (cost: $837,000)			726

Bonds, notes & other debt instruments 3.25%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 2.72%
Abu Dhabi (Emirate of) 2.50% 2029[7]	USD	1,000	920
Abu Dhabi (Emirate of) 1.70% 2031[7]		885	745
Angola (Republic of) 8.25% 2028		500	417
Angola (Republic of) 8.00% 2029[7]		1,800	1,430
Angola (Republic of) 8.75% 2032[7]		480	385
Argentine Republic 1.00% 2029		100	23
Argentine Republic 0.50% 2030 (0.75% on 7/9/2023)[8]		5,341	1,267
Argentine Republic 1.125% 2035 (1.50% on 7/9/2022)[8]		4,190	908
Argentine Republic 2.00% 2038 (3.875% on 7/9/2022)[8]		1,318	377
Argentine Republic 2.50% 2041 (3.50% on 7/9/2022)[8]		10,200	2,751
Armenia (Republic of) 7.15% 2025		290	287
Bahrain (Kingdom of) 6.75% 2029[7]		500	480
Belarus (Republic of) 6.875% 2023		915	174
Belarus (Republic of) 5.875% 2026		230	38
Belarus (Republic of) 7.625% 2027		335	55
Brazil (Federative Republic of) 6.00% 2027[9]	BRL	21,131	4,107
Brazil (Federative Republic of) 10.00% 2027		19,869	3,450
Chile (Republic of) 3.10% 2041	USD	375	286
Chile (Republic of) 4.34% 2042		645	575
China (People’s Republic of), Series INBK, 2.89% 2031	CNY	36,200	5,417
China (People’s Republic of), Series INBK, 3.72% 2051		34,650	5,526
Colombia (Republic of) 4.50% 2026	USD	280	263
Colombia (Republic of) 3.00% 2030		213	162
Colombia (Republic of) 3.25% 2032		700	508
Colombia (Republic of) 7.375% 2037		1,090	1,011
Colombia (Republic of) 5.625% 2044		320	231
Colombia (Republic of) 5.00% 2045		348	234
Colombia (Republic of) 5.20% 2049		555	378
Colombia (Republic of) 4.125% 2051		350	211
Cote d’Ivoire (Republic of) 4.875% 2032	EUR	150	114
Dominican Republic 6.875% 2026	USD	370	378

60	American Funds Insurance Series

New World Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Dominican Republic 8.625% 2027[7]	USD	575	$599
Dominican Republic 5.50% 2029[7]		275	240
Dominican Republic 11.375% 2029	DOP	12,800	234
Dominican Republic 6.00% 2033[7]	USD	150	125
Dominican Republic 7.45% 2044		1,400	1,200
Dominican Republic 7.45% 2044[7]		1,125	964
Dominican Republic 6.85% 2045		320	254
Dominican Republic 5.875% 2060[7]		280	192
Egypt (Arab Republic of) 5.75% 2024[7]		450	403
Egypt (Arab Republic of) 5.625% 2030	EUR	260	170
Egypt (Arab Republic of) 5.875% 2031[7]	USD	365	228
Egypt (Arab Republic of) 6.375% 2031	EUR	350	232
Egypt (Arab Republic of) 7.625% 2032[7]	USD	1,140	750
Egypt (Arab Republic of) 7.625% 2032		275	181
Egypt (Arab Republic of) 8.50% 2047		1,200	715
Egypt (Arab Republic of) 8.875% 2050		850	519
Egypt (Arab Republic of) 8.75% 2051		755	457
Egypt (Arab Republic of) 8.15% 2059[7]		500	291
Ethiopia (Federal Democratic Republic of) 6.625% 2024		1,830	1,047
Export-Import Bank of India 3.25% 2030		1,180	1,028
Gabonese Republic 6.95% 2025		540	475
Gabonese Republic 7.00% 2031		520	381
Ghana (Republic of) 6.375% 2027		485	279
Ghana (Republic of) 7.875% 2027		200	117
Ghana (Republic of) 7.625% 2029		460	227
Ghana (Republic of) 7.75% 2029[7]		1,125	565
Ghana (Republic of) 8.125% 2032		2,130	1,037
Honduras (Republic of) 6.25% 2027		1,365	1,074
Honduras (Republic of) 5.625% 2030		678	460
Honduras (Republic of) 5.625% 2030[7]		281	191
Indonesia (Republic of) 6.625% 2037		500	550
Indonesia (Republic of) 5.25% 2042		840	824
Iraq (Republic of) 6.752% 2023		960	940
Jordan (Hashemite Kingdom of) 5.75% 2027[7]		800	705
Kazakhstan (Republic of) 6.50% 2045[7]		800	806
Kenya (Republic of) 7.25% 2028		200	145
Kenya (Republic of) 8.25% 2048[7]		1,800	1,112
Mozambique (Republic of) 5.00% 2031 (9.00% on 9/15/2023)[8]		880	640
Oman (Sultanate of) 4.875% 2025[7]		565	554
Oman (Sultanate of) 5.375% 2027		750	731
Oman (Sultanate of) 6.25% 2031[7]		890	862
Pakistan (Islamic Republic of) 5.625% 2022		850	799
Pakistan (Islamic Republic of) 8.25% 2025[7]		410	296
Pakistan (Islamic Republic of) 6.00% 2026[7]		380	258
Pakistan (Islamic Republic of) 6.875% 2027[7]		1,050	716
Pakistan (Islamic Republic of) 7.875% 2036		200	121
Panama (Republic of) 3.75% 2026[7]		1,180	1,148
Panama (Republic of) 4.50% 2047		1,155	951
Panama (Republic of) 4.50% 2050		400	326
Panama (Republic of) 4.30% 2053		400	315
Panama (Republic of) 4.50% 2063		200	154
Paraguay (Republic of) 4.70% 2027[7]		400	385
Paraguay (Republic of) 4.95% 2031		320	297
Peru (Republic of) 3.00% 2034		425	350
Peru (Republic of) 6.55% 2037		1,070	1,163
Peru (Republic of) 3.55% 2051		370	277
Peru (Republic of) 2.78% 2060		365	227
PETRONAS Capital, Ltd. 4.55% 2050[7]		400	383
Philippines (Republic of) 1.648% 2031		580	467
Philippines (Republic of) 6.375% 2034		820	923
Philippines (Republic of) 3.95% 2040		900	785

American Funds Insurance Series	61

New World Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Philippines (Republic of) 3.70% 2041	USD	505	$421
Philippines (Republic of) 2.95% 2045		790	569
PT Indonesia Asahan Aluminium Tbk 6.757% 2048		200	181
Qatar (State of) 4.50% 2028[7]		2,000	2,075
Qatar (State of) 4.50% 2028		600	622
Romania 2.00% 2032	EUR	1,375	987
Romania 2.00% 2033		300	205
Romania 5.125% 2048[7]	USD	500	390
Russian Federation 4.25% 2027[10]		1,000	275
Russian Federation 4.375% 2029[7]		800	188
Russian Federation 5.10% 2035		1,600	381
Russian Federation 5.25% 2047[3,10]		1,200	342
Senegal (Republic of) 4.75% 2028	EUR	950	811
South Africa (Republic of) 5.875% 2030	USD	1,500	1,357
South Africa (Republic of) 5.875% 2032		400	342
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025[10]		450	150
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025[10]		1,904	628
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026		1,270	441
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030		471	153
Tunisia (Republic of) 6.75% 2023	EUR	465	340
Tunisia (Republic of) 6.75% 2023		310	226
Tunisia (Republic of) 5.625% 2024		710	438
Tunisia (Republic of) 5.75% 2025	USD	875	489
Turkey (Republic of) 6.375% 2025		200	178
Turkey (Republic of) 7.625% 2029		200	169
Turkey (Republic of) 11.875% 2030		800	845
Turkey (Republic of) 5.875% 2031		1,170	842
Turkey (Republic of) 4.875% 2043		400	238
Turkey (Republic of) 5.75% 2047		2,205	1,363
Ukraine 8.994% 2024		600	159
Ukraine 7.75% 2027		2,328	607
Ukraine 9.75% 2028		900	228
Ukraine 7.375% 2032		2,180	546
United Mexican States 4.50% 2029		300	292
United Mexican States 4.75% 2032		870	836
United Mexican States 4.75% 2044		1,090	910
United Mexican States 3.75% 2071		200	128
United Mexican States, Series M, 7.50% 2027	MXN	20,360	947
Venezuela (Bolivarian Republic of) 7.00% 2018[10]	USD	64	5
Venezuela (Bolivarian Republic of) 7.75% 2019[10]		1,149	89
Venezuela (Bolivarian Republic of) 6.00% 2020[10]		950	74
Venezuela (Bolivarian Republic of) 12.75% 2022[10]		85	7
Venezuela (Bolivarian Republic of) 9.00% 2023[10]		1,383	118
Venezuela (Bolivarian Republic of) 8.25% 2024[10]		299	25
Venezuela (Bolivarian Republic of) 7.65% 2025[10]		129	11
Venezuela (Bolivarian Republic of) 11.75% 2026[10]		64	6
Venezuela (Bolivarian Republic of) 9.25% 2027[10]		170	15
Venezuela (Bolivarian Republic of) 9.25% 2028[10]		319	28
Venezuela (Bolivarian Republic of) 11.95% 2031[10]		106	9
Venezuela (Bolivarian Republic of) 7.00% 2038[10]		107	9
			86,648

Corporate bonds, notes & loans 0.45%
Energy 0.15%
Oleoducto Central SA 4.00% 2027[7]		255	213
Petrobras Global Finance Co. 6.85% 2115		314	259
Petróleos Mexicanos 6.875% 2026		1,025	926
Petróleos Mexicanos 6.49% 2027		2,020	1,754
Petróleos Mexicanos 8.75% 2029[7]		755	685

62	American Funds Insurance Series

New World Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Petróleos Mexicanos 6.70% 2032	USD	622	$475
Petrorio Luxembourg SARL 6.125% 2026		200	184
Sinopec Group Overseas Development (2018), Ltd. 3.10% 2051[7]		630	450
			4,946

Financials 0.10%
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[8]		1,140	1,000
China Construction Bank Corp. 2.85% 2032 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.40% on 1/21/2027)[8]		830	777
HDFC Bank, Ltd. 3.70% junior subordinated perpetual bonds (5-Year UST Yield Curve Rate T Note Constant Maturity + 2.925% on 2/25/2027)[7,8]		600	499
Power Financial Corp., Ltd. 6.15% 2028		432	450
Power Financial Corp., Ltd. 4.50% 2029		273	255
Power Financial Corp., Ltd. 3.35% 2031		310	258
			3,239

Materials 0.06%
Braskem Idesa SAPI 7.45% 2029		775	666
Braskem Idesa SAPI 7.45% 2029[7]		300	258
CSN Resources SA 7.625% 2026		224	227
GC Treasury Center Co., Ltd. 4.40% 2032[7]		230	212
Sasol Financing USA, LLC 5.875% 2024		500	490
			1,853

Consumer discretionary 0.05%
Alibaba Group Holding, Ltd. 4.20% 2047		600	498
Alibaba Group Holding, Ltd. 3.15% 2051		410	281
Meituan Dianping 3.05% 2030[7]		800	596
Sands China, Ltd. 4.375% 2030		220	161
			1,536

Communication services 0.04%
Axiata SPV5 Labuan, Ltd. 3.064% 2050		357	257
PLDT, Inc. 2.50% 2031		210	176
Tencent Holdings, Ltd. 3.975% 2029		400	379
Tencent Holdings, Ltd. 3.24% 2050[7]		580	401
			1,213

Utilities 0.03%
AES Panama Generation Holdings SRL 4.375% 2030[7]		280	240
Empresas Publicas de Medellin ESP 4.25% 2029[7]		412	322
Empresas Publicas de Medellin ESP 4.375% 2031[7]		360	276
			838

Industrials 0.01%
Mexico City Airport Trust 4.25% 2026		475	438

Consumer staples 0.01%
Marfrig Global Foods SA 3.95% 2031		320	246

Total corporate bonds, notes & loans			14,309

U.S. Treasury bonds & notes 0.08%
U.S. Treasury 0.08%
U.S. Treasury (3-month U.S. Treasury Bill Yield - 0.015%) 1.662% 2024[11,12]		2,730	2,731

Total bonds, notes & other debt instruments (cost: $137,365,000)			103,688

American Funds Insurance Series	63

New World Fund (continued)

Short-term securities 10.15%	Shares	Value (000)
Money market investments 9.91%
Capital Group Central Cash Fund 1.38%[13,14]	3,161,065	$316,043

Money market investments purchased with collateral from securities on loan 0.24%
Capital Group Central Cash Fund 1.38%[13,14,15]	21,446	2,145
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%[13,15]	1,132,122	1,132
BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%[13,15]	1,072,108	1,072
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.38%[13,15]	1,072,108	1,072
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.38%[13,15]	1,072,108	1,072
State Street Institutional U.S. Government Money Market Fund, Institutional Class 1.40%[13,15]	1,072,108	1,072
		7,565

Total short-term securities (cost: $323,653,000)		323,608
Total investment securities 100.05% (cost: $2,781,134,000)		3,190,525
Other assets less liabilities (0.05)%		(1,526)

Net assets 100.00%		$3,188,999

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2022 (000)
5 Year U.S. Treasury Note Futures	Short	111	September 2022	USD(12,460)	$97
10 Year Euro-Bund Futures	Short	11	September 2022	(1,715)	(12)
10 Year U.S. Treasury Note Futures	Short	4	September 2022	(474)	(3)
10 Year Ultra U.S. Treasury Note Futures	Short	33	September 2022	(4,203)	63
30 Year Ultra U.S. Treasury Bond Futures	Long	44	September 2022	6,791	(103)
					$42

Forward currency contracts

Contract amount				Unrealized appreciation (depreciation)
Currency purchased (000)	Currency sold (000)	Counterparty	Settlement date	at 6/30/2022 (000)
USD 1,797	EUR 1,680	Standard Chartered Bank	7/11/2022	$35
USD 1,111	EUR 1,054	UBS AG	7/27/2022	5
USD 429	EUR 410	Citibank	7/27/2022	(1)
				$39

64	American Funds Insurance Series

New World Fund (continued)

Investments in affiliates14

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)		Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)
Short-term securities 9.98%
Money market investments 9.91%
Capital Group Central Cash Fund 1.38%[13]	$216,764	$518,042	$418,693		$(9)	$(61)	$316,043	$640
Money market investments purchased with collateral from securities on loan 0.07%
Capital Group Central Cash Fund 1.38%[13,15]	4,255		2,110	[16]			2,145	—	[17]
Total short-term securities							318,188
Total 9.98%					$(9)	$(61)	$318,188	$640

Private placement securities5

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
QuintoAndar, Ltd., Series E, preferred shares	5/26/2021	$5,258	$4,925	.15%
QuintoAndar, Ltd., Series E-1, preferred shares	12/20/2021	1,716	1,267	.04
Getir BV, Series D, preferred shares	5/27/2021	3,500	4,996	.16
Canva, Inc.	8/26/2021-11/4/2021	656	588	.02
Canva, Inc., Series A, noncumulative preferred shares	11/4/2021	58	52	.00
Canva, Inc., Series A-3, noncumulative preferred shares	11/4/2021	2	1	.00
Total		$11,190	$11,829	.37%

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $14,516,000, which represented .46% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $15,354,000, which represented .48% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.
[6]	Amount less than one thousand.
[7]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $23,206,000, which represented .73% of the net assets of the fund.
[8]	Step bond; coupon rate may change at a later date.
[9]	Index-linked bond whose principal amount moves with a government price index.
[10]	Scheduled interest and/or principal payment was not received.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $56,000, which represented less than .01% of the net assets of the fund.
[12]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[13]	Rate represents the seven-day yield at 6/30/2022.
[14]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[15]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[16]	Represents net activity. Refer to Note 5 for more information on securities lending.
[17]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

American Funds Insurance Series	65

New World Fund (continued)

Key to abbreviations

ADR = American Depositary Receipts
BRL = Brazilian reais
CDI = CREST Depository Interest
CNY = Chinese yuan
DOP = Dominican pesos
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
MXN = Mexican pesos
REIT = Real Estate Investment Trust
SDR = Swedish Depositary Receipts
USD = U.S. dollars

Refer to the notes to financial statements.

66	American Funds Insurance Series

Washington Mutual Investors Fund

Investment portfolio June 30, 2022	unaudited

Common stocks 95.01%	Shares	Value (000)
Health care 21.46%
UnitedHealth Group, Inc.	796,858	$409,290
Pfizer, Inc.	4,842,021	253,867
CVS Health Corp.	2,048,877	189,849
Johnson & Johnson	1,035,170	183,753
Eli Lilly and Company	384,935	124,808
AbbVie, Inc.	733,883	112,402
Humana, Inc.	215,320	100,785
AstraZeneca PLC (ADR)	1,430,241	94,496
Elevance Health, Inc.	156,459	75,504
Abbott Laboratories	661,606	71,884
Cigna Corp.	246,335	64,914
Gilead Sciences, Inc.	1,033,081	63,855
Danaher Corp.	202,837	51,423
Bristol-Myers Squibb Company	534,888	41,187
GSK PLC (ADR)[1]	620,748	27,021
Thermo Fisher Scientific, Inc.	39,089	21,236
Zimmer Biomet Holdings, Inc.	179,120	18,818
Regeneron Pharmaceuticals, Inc.[2]	26,592	15,719
Novo Nordisk A/S, Class B (ADR)	136,927	15,258
Roche Holding AG (ADR)	332,061	13,850
Molina Healthcare, Inc.[2]	38,989	10,902
Zoetis, Inc., Class A	50,277	8,642
Edwards Lifesciences Corp.[2]	85,300	8,111
Baxter International, Inc.	114,187	7,334
ResMed, Inc.	27,020	5,664
Novartis AG (ADR)	54,811	4,633
		1,995,205

Information technology 17.49%
Broadcom, Inc.	995,400	483,575
Microsoft Corp.	1,863,466	478,594
Intel Corp.	3,020,637	113,002
Apple, Inc.	790,361	108,058
ASML Holding NV (New York registered) (ADR)	136,017	64,728
Fidelity National Information Services, Inc.	695,919	63,795
Visa, Inc., Class A	260,973	51,383
Automatic Data Processing, Inc.	141,598	29,741
KLA Corp.	92,945	29,657
Mastercard, Inc., Class A	92,154	29,073
Paychex, Inc.	227,131	25,863
Applied Materials, Inc.	266,611	24,256
SAP SE (ADR)	253,285	22,978
NetApp, Inc.	291,087	18,991
TE Connectivity, Ltd.	165,716	18,751
Motorola Solutions, Inc.	89,048	18,664
Texas Instruments, Inc.	108,222	16,628
QUALCOMM, Inc.	85,889	10,972
Analog Devices, Inc.	51,759	7,562
EPAM Systems, Inc.[2]	20,114	5,929
Micron Technology, Inc.	81,603	4,511
		1,626,711

Financials 15.09%
Marsh & McLennan Companies, Inc.	1,348,096	209,292
CME Group, Inc., Class A	938,805	192,173
BlackRock, Inc.	172,499	105,059
Chubb, Ltd.	482,363	94,823
JPMorgan Chase & Co.	800,597	90,155
PNC Financial Services Group, Inc.	424,034	66,900
Discover Financial Services	653,082	61,769
Wells Fargo & Company	1,358,294	53,204
Citizens Financial Group, Inc.	1,383,929	49,392

American Funds Insurance Series	67

Washington Mutual Investors Fund (continued)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Capital One Financial Corp.	465,273	$48,477
Bank of America Corp.	1,398,611	43,539
S&P Global, Inc.	123,927	41,771
Intercontinental Exchange, Inc.	437,688	41,160
Toronto-Dominion Bank	613,252	40,217
M&T Bank Corp.	179,930	28,679
Travelers Companies, Inc.	149,753	25,328
Nasdaq, Inc.	156,107	23,813
Bank of Nova Scotia[1]	382,643	22,656
Apollo Asset Management, Inc.	451,240	21,876
KeyCorp	1,248,831	21,517
Aon PLC, Class A	76,913	20,742
KKR & Co., Inc.	343,773	15,913
Carlyle Group, Inc.	489,328	15,492
Truist Financial Corp.	325,043	15,417
Morgan Stanley	189,430	14,408
Fifth Third Bancorp	405,156	13,613
Moody’s Corp.	34,233	9,310
Everest Re Group, Ltd.	23,395	6,557
Arthur J. Gallagher & Co.	23,039	3,756
Charles Schwab Corp.	38,738	2,448
Progressive Corp.	14,654	1,704
Blackstone, Inc., nonvoting shares	18,477	1,686
		1,402,846

Industrials 10.08%
Northrop Grumman Corp.	329,943	157,901
Lockheed Martin Corp.	273,396	117,549
L3Harris Technologies, Inc.	378,970	91,597
CSX Corp.	2,723,188	79,136
Raytheon Technologies Corp.	809,696	77,820
Caterpillar, Inc.	407,624	72,867
United Parcel Service, Inc., Class B	382,633	69,846
Norfolk Southern Corp.	272,217	61,872
Honeywell International, Inc.	309,349	53,768
Waste Connections, Inc.	213,382	26,451
ABB, Ltd. (ADR)	769,666	20,573
Boeing Company[2]	107,073	14,639
Huntington Ingalls Industries, Inc.	47,307	10,304
Republic Services, Inc.	78,273	10,244
BAE Systems PLC (ADR)	223,315	9,067
PACCAR, Inc.	108,835	8,961
HEICO Corp.	59,743	7,833
Johnson Controls International PLC	161,819	7,748
Rockwell Automation	37,903	7,554
Union Pacific Corp.	35,399	7,550
Air Lease Corp., Class A	168,866	5,645
Cummins, Inc.	28,357	5,488
RELX PLC (ADR)	186,041	5,012
Equifax, Inc.	20,700	3,784
Carrier Global Corp.	75,148	2,680
Waste Management, Inc.	11,150	1,706
		937,595

Communication services 6.25%
Comcast Corp., Class A	7,060,959	277,072
Alphabet, Inc., Class C2	41,812	91,462
Alphabet, Inc., Class A2	22,411	48,839
Verizon Communications, Inc.	1,439,159	73,037
Meta Platforms, Inc., Class A2	203,431	32,803
Activision Blizzard, Inc.	398,372	31,017

68	American Funds Insurance Series

Washington Mutual Investors Fund (continued)

Common stocks (continued)	Shares	Value (000)
Communication services (continued)
AT&T, Inc.	1,021,586	$21,413
Electronic Arts, Inc.	36,898	4,489
Deutsche Telekom AG (ADR)	46,580	928
		581,060

Energy 6.13%
Chevron Corp.	784,607	113,595
Pioneer Natural Resources Company	441,802	98,557
Baker Hughes Co., Class A	3,185,578	91,968
EOG Resources, Inc.	644,611	71,191
ConocoPhillips	655,015	58,827
Exxon Mobil Corp.	480,043	41,111
TC Energy Corp.	687,906	35,641
Canadian Natural Resources, Ltd.	428,638	23,009
Coterra Energy, Inc.	659,802	17,016
Valero Energy Corp.	96,484	10,254
Enbridge, Inc.	218,229	9,222
		570,391

Consumer discretionary 6.03%
Home Depot, Inc.	583,060	159,916
YUM! Brands, Inc.	557,887	63,326
General Motors Company[2]	1,817,415	57,721
Darden Restaurants, Inc.	491,537	55,603
VF Corp.	913,081	40,331
Dollar General Corp.	105,032	25,779
Wynn Resorts, Ltd.[2]	446,262	25,428
TJX Companies, Inc.	438,382	24,484
Target Corp.	165,824	23,419
Starbucks Corp.	274,185	20,945
Amazon.com, Inc.[2]	123,804	13,149
Chipotle Mexican Grill, Inc.[2]	9,251	12,093
D.R. Horton, Inc.	146,593	9,703
Royal Caribbean Cruises, Ltd.[2]	242,395	8,462
NIKE, Inc., Class B	69,525	7,105
McDonald’s Corp.	21,948	5,419
Polaris, Inc.	52,835	5,245
Domino’s Pizza, Inc.	6,418	2,501
		560,629

Consumer staples 5.51%
Archer Daniels Midland Company	1,393,507	108,136
Nestlé SA (ADR)	576,464	67,095
Keurig Dr Pepper, Inc.	1,644,363	58,194
Kraft Heinz Company	1,101,959	42,029
Procter & Gamble Company	270,452	38,888
Reckitt Benckiser Group PLC (ADR)[1]	2,220,407	33,817
Hormel Foods Corp.	601,233	28,474
General Mills, Inc.	351,211	26,499
Costco Wholesale Corp.	42,867	20,545
Mondelez International, Inc.	308,720	19,168
Conagra Brands, Inc.	424,766	14,544
Church & Dwight Co., Inc.	154,431	14,310
Unilever PLC (ADR)	283,070	12,973
Walgreens Boots Alliance, Inc.	316,943	12,012
Kimberly-Clark Corp.	59,250	8,008
Danone (ADR)	694,054	7,732
		512,424

American Funds Insurance Series	69

Washington Mutual Investors Fund (continued)

Common stocks (continued)	Shares	Value (000)
Utilities 3.01%
Sempra Energy	382,340	$57,454
Constellation Energy Corp.	851,722	48,770
Entergy Corp.	357,514	40,270
Exelon Corp.	656,854	29,769
Evergy, Inc.	394,084	25,714
CMS Energy Corp.	357,860	24,156
Public Service Enterprise Group, Inc.	235,300	14,890
NextEra Energy, Inc.	147,221	11,404
Edison International	159,615	10,094
Dominion Energy, Inc.	124,211	9,913
Xcel Energy, Inc.	110,238	7,800
		280,234

Materials 2.66%
Dow, Inc.	826,397	42,650
Rio Tinto PLC (ADR)[1]	662,958	40,440
Linde PLC	132,451	38,084
LyondellBasell Industries NV	390,543	34,157
Corteva, Inc.	428,754	23,213
Nucor Corp.	172,143	17,973
Air Products and Chemicals, Inc.	66,153	15,909
Huntsman Corp.	442,172	12,536
Sherwin-Williams Company	36,847	8,250
Albemarle Corp.	34,177	7,142
Celanese Corp.	35,401	4,164
H.B. Fuller Co.	38,637	2,326
		246,844

Real estate 1.30%
Regency Centers Corp. REIT	716,891	42,519
Digital Realty Trust, Inc. REIT	309,518	40,185
Extra Space Storage, Inc. REIT	85,573	14,558
American Tower Corp. REIT	47,490	12,138
Boston Properties, Inc. REIT	66,803	5,944
Alexandria Real Estate Equities, Inc. REIT	38,009	5,512
		120,856

Total common stocks (cost: $7,598,704,000)		8,834,795

Convertible stocks 0.67%
Information technology 0.34%
Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	21,152	31,794

Health care 0.21%
Becton, Dickinson and Company, Series B, convertible preferred shares, 6.00% 2023[1]	197,800	9,783
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023[1]	6,821	9,026
		18,809

Utilities 0.07%
NextEra Energy, Inc., convertible preferred units, 5.279% 2023	73,300	3,639
American Electric Power Company, Inc., convertible preferred units, 6.125% 2023	56,400	3,046
		6,685

Financials 0.05%
KKR & Co., Inc., Series C, convertible preferred shares, 6.00% 2023	79,100	4,625

Total convertible stocks (cost: $64,933,000)		61,913

70	American Funds Insurance Series

Washington Mutual Investors Fund (continued)

Short-term securities 4.75%	Shares	Value (000)
Money market investments 4.21%
Capital Group Central Cash Fund 1.38%[3,4]	3,914,264	$391,348

Money market investments purchased with collateral from securities on loan 0.54%
Capital Group Central Cash Fund 1.38%[3,4,5]	141,925	14,189
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%[3,5]	7,491,971	7,492
BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%[3,5]	7,094,818	7,095
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.38%[3,5]	7,094,818	7,095
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.38%[3,5]	7,094,818	7,095
State Street Institutional U.S. Government Money Market Fund, Institutional Class 1.40%[3,5]	7,094,818	7,095
		50,061

Total short-term securities (cost: $441,464,000)		441,409
Total investment securities 100.43% (cost: $8,105,101,000)		9,338,117
Other assets less liabilities (0.43)%		(39,638)

Net assets 100.00%		$9,298,479

Investments in affiliates4

	Value of affiliates at 1/1/2022 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)
Short-term securities 4.36%
Money market investments 4.21%
Capital Group Central Cash Fund 1.38%[3]	$321,870	$932,368		$862,775	$(19)	$(96)	$391,348	$823
Money market investments purchased with collateral from securities on loan 0.15%
Capital Group Central Cash Fund 1.38%[3,5]	9,273	4,916	[6]				14,189	—	[7]
Total short-term securities							405,537
Total 4.36%					$(19)	$(96)	$405,537	$823

[1]	All or a portion of this security was on loan. The total value of all such securities was $81,124,000, which represented .87% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[2]	Security did not produce income during the last 12 months.
[3]	Rate represents the seven-day yield at 6/30/2022.
[4]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[6]	Represents net activity. Refer to Note 5 for more information on securities lending.
[7]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation

ADR =	American Depositary Receipts
REIT =	Real Estate Investment Trust

Refer to the notes to financial statements.

American Funds Insurance Series	71

Capital World Growth and Income Fund

Investment portfolio June 30, 2022	unaudited

Common stocks 94.25%	Shares	Value (000)
Information technology 16.90%
Microsoft Corp.	232,205	$59,638
Broadcom, Inc.	104,687	50,858
Taiwan Semiconductor Manufacturing Company, Ltd.	2,850,800	45,638
ASML Holding NV	47,460	22,672
Tokyo Electron, Ltd.	55,100	17,990
Apple, Inc.	117,010	15,998
EPAM Systems, Inc.[1]	42,721	12,593
Accenture PLC, Class A	25,447	7,065
Micron Technology, Inc.	123,659	6,836
Mastercard, Inc., Class A	16,110	5,082
Capgemini SE	24,354	4,171
Delta Electronics, Inc.	478,000	3,561
Logitech International SA	68,047	3,555
SK hynix, Inc.	48,181	3,377
Fujitsu, Ltd.	25,800	3,226
Hexagon AB, Class B	269,199	2,796
Applied Materials, Inc.	30,672	2,790
Keyence Corp.	7,700	2,632
OBIC Co., Ltd.	15,800	2,235
Ceridian HCM Holding, Inc.[1]	39,542	1,862
MediaTek, Inc.	85,000	1,861
Worldline SA, non-registered shares[1]	44,279	1,642
TE Connectivity, Ltd.	13,769	1,558
ServiceNow, Inc.[1]	3,204	1,524
Microchip Technology, Inc.	24,738	1,437
DocuSign, Inc.[1]	23,514	1,349
Advanced Micro Devices, Inc.[1]	17,101	1,308
Zscaler, Inc.[1]	7,768	1,161
GlobalWafers Co., Ltd.	71,000	1,082
PagSeguro Digital, Ltd., Class A1	93,201	954
Snowflake, Inc., Class A1	6,444	896
Nomura Research Institute, Ltd.	28,600	761
RingCentral, Inc., Class A1	12,898	674
SS&C Technologies Holdings, Inc.	10,174	591
Atlassian Corp. PLC, Class A1	2,187	410
Adobe, Inc.[1]	1,019	373
Shopify, Inc., Class A, subordinate voting shares[1]	2,620	82
		292,238

Financials 14.33%
Zurich Insurance Group AG	45,107	19,618
Kotak Mahindra Bank, Ltd.	870,564	18,311
Toronto-Dominion Bank (CAD denominated)	226,171	14,831
AIA Group, Ltd.	1,325,999	14,372
CME Group, Inc., Class A	69,452	14,217
JPMorgan Chase & Co.	92,208	10,384
ING Groep NV	1,015,415	10,036
HDFC Bank, Ltd.	433,439	7,398
HDFC Bank, Ltd. (ADR)	15,384	846
Wells Fargo & Company	201,199	7,881
DNB Bank ASA	415,741	7,452
Ping An Insurance (Group) Company of China, Ltd., Class H	1,058,500	7,197
B3 SA-Brasil, Bolsa, Balcao	3,340,070	6,995
KBC Groep NV	124,391	6,979
PNC Financial Services Group, Inc.	40,788	6,435
Nasdaq, Inc.	38,692	5,902
HDFC Life Insurance Company, Ltd.	706,444	4,920
Intercontinental Exchange, Inc.	50,696	4,767
Chubb, Ltd.	23,999	4,718
Aon PLC, Class A	16,274	4,389
Lufax Holding, Ltd. (ADR)	723,447	4,341
Discover Financial Services	45,734	4,325

72	American Funds Insurance Series

Capital World Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
American International Group, Inc.	78,621	$4,020
Hong Kong Exchanges and Clearing, Ltd.	76,300	3,753
Fifth Third Bancorp	98,490	3,309
S&P Global, Inc.	9,704	3,271
China Merchants Bank Co., Ltd., Class H	402,000	2,690
China Merchants Bank Co., Ltd., Class A1	86,187	543
Citigroup, Inc.	63,268	2,910
Blackstone, Inc., nonvoting shares	27,530	2,512
Macquarie Group, Ltd.	20,305	2,306
Berkshire Hathaway, Inc., Class B1	8,401	2,294
Morgan Stanley	25,627	1,949
China Pacific Insurance (Group) Co., Ltd., Class H	782,000	1,911
AXA SA	83,131	1,887
Legal & General Group PLC	644,377	1,879
Moody’s Corp.	6,865	1,867
Banco Santander, SA	642,643	1,810
BNP Paribas SA	35,932	1,708
Postal Savings Bank of China Co., Ltd., Class H	2,145,000	1,703
Fairfax Financial Holdings, Ltd., subordinate voting shares	3,119	1,653
Power Corporation of Canada, subordinate voting shares	63,342	1,630
FinecoBank SpA	134,386	1,608
Apollo Asset Management, Inc.	32,705	1,586
National Bank of Canada[2]	22,477	1,475
Blue Owl Capital, Inc., Class A	142,699	1,431
MSCI, Inc.	3,392	1,398
Tryg A/S	57,214	1,285
Tradeweb Markets, Inc., Class A	18,072	1,233
Marsh & McLennan Companies, Inc.	7,865	1,221
East Money Information Co., Ltd., Class A	306,800	1,164
XP, Inc., Class A1	61,520	1,105
Bajaj Finance, Ltd.	15,050	1,029
Aegon NV2	196,376	849
Swedbank AB, Class A	47,850	605
Sberbank of Russia PJSC[1,3,4,5]	3,196,952	—	[6]
		247,908

Health care 13.20%
UnitedHealth Group, Inc.	67,543	34,692
Abbott Laboratories	251,978	27,377
Eli Lilly and Company	50,969	16,526
Thermo Fisher Scientific, Inc.	22,955	12,471
Pfizer, Inc.	216,083	11,329
Novartis AG	126,639	10,725
Centene Corp.[1]	111,784	9,458
Daiichi Sankyo Company, Ltd.	355,000	8,993
Amgen, Inc.	36,646	8,916
AstraZeneca PLC	64,835	8,524
Siemens Healthineers AG	158,547	8,057
Gilead Sciences, Inc.	119,653	7,396
Stryker Corp.	33,705	6,705
Sanofi	65,965	6,660
PerkinElmer, Inc.	42,073	5,984
Olympus Corp.	222,100	4,463
Medtronic PLC	44,519	3,996
Vertex Pharmaceuticals, Inc.[1]	10,765	3,033
Bayer AG	50,506	3,002
Novo Nordisk A/S, Class B	22,508	2,496
Zoetis, Inc., Class A	11,722	2,015
Insulet Corp.[1]	8,893	1,938
ResMed, Inc.	8,919	1,870
Cigna Corp.	6,882	1,813
Carl Zeiss Meditec AG, non-registered shares	15,068	1,798

American Funds Insurance Series	73

Capital World Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Baxter International, Inc.	26,428	$1,697
Alcon, Inc.	22,793	1,592
AbbVie, Inc.	10,300	1,578
DexCom, Inc.[1]	20,784	1,549
Chugai Pharmaceutical Co., Ltd.[2]	60,300	1,542
Intuitive Surgical, Inc.[1]	7,543	1,514
Guardant Health, Inc.[1]	33,985	1,371
Merck KGaA	7,118	1,201
Rede D’Or Sao Luiz SA	199,176	1,103
Edwards Lifesciences Corp.[1]	11,385	1,083
GSK PLC	37,032	796
Boston Scientific Corp.[1]	19,572	729
CSL, Ltd.	3,803	706
M3, Inc.	21,100	606
Agilon Health, Inc.[1]	19,961	436
CVS Health Corp.	3,377	313
Molina Healthcare, Inc.[1]	1,089	304
EUROAPI[1]	2,830	45
		228,402

Industrials 10.63%
Airbus SE, non-registered shares	169,970	16,467
General Electric Co.	251,069	15,986
BAE Systems PLC	1,271,586	12,851
Lockheed Martin Corp.	26,519	11,402
Carrier Global Corp.	278,413	9,928
CSX Corp.	325,955	9,472
Raytheon Technologies Corp.	97,001	9,323
Safran SA	70,335	6,944
L3Harris Technologies, Inc.	28,606	6,914
Deere & Company	22,511	6,741
Caterpillar, Inc.	32,626	5,832
LIXIL Corp.	298,500	5,588
Melrose Industries PLC	2,468,805	4,499
RELX PLC	124,070	3,362
RELX PLC (ADR)	15,132	408
VINCI SA	42,274	3,764
Recruit Holdings Co., Ltd.	120,034	3,534
Bureau Veritas SA	130,728	3,350
Compagnie de Saint-Gobain SA, non-registered shares	75,890	3,256
TransDigm Group, Inc.[1]	5,974	3,206
Siemens AG	30,571	3,110
Johnson Controls International PLC	55,955	2,679
Bunzl PLC	71,427	2,364
Brenntag SE	36,308	2,363
ManpowerGroup, Inc.	30,899	2,361
Canadian Pacific Railway, Ltd.	33,610	2,347
Eiffage SA	23,538	2,118
Schneider Electric SE	16,584	1,962
Boeing Company[1]	13,627	1,863
Thales SA	14,997	1,840
Daikin Industries, Ltd.	11,200	1,795
ASSA ABLOY AB, Class B	80,154	1,703
Ritchie Bros. Auctioneers, Inc.	26,122	1,700
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	406,700	1,670
BayCurrent Consulting, Inc.	5,700	1,517
Waste Connections, Inc.	11,989	1,486
Nidec Corp.	21,900	1,353
SMC Corp.	2,900	1,292
Rockwell Automation	5,363	1,069
ACS Actividades de Construcción y Servicios SA	43,545	1,056
Adecco Group AG	30,464	1,035

74	American Funds Insurance Series

Capital World Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Atlas Copco AB, Class B	91,684	$767
Interpump Group SpA	16,870	643
Honeywell International, Inc.	1,774	308
International Consolidated Airlines Group SA (CDI)[1,2]	221,732	291
Otis Worldwide Corp.	4,082	288
Ryanair Holdings PLC (ADR)[1]	1,400	94
		183,901

Consumer discretionary 8.99%
LVMH Moët Hennessy-Louis Vuitton SE	41,387	25,229
Home Depot, Inc.	69,134	18,961
General Motors Company[1]	395,836	12,572
Amazon.com, Inc.[1]	110,370	11,722
Rivian Automotive, Inc., Class A1,2	238,652	6,143
Stellantis NV	491,644	6,072
Midea Group Co., Ltd., Class A	608,297	5,488
Sony Group Corp.	66,700	5,454
Booking Holdings, Inc.[1]	2,932	5,128
Marriott International, Inc., Class A	35,169	4,783
Flutter Entertainment PLC[1]	46,266	4,678
Cie. Financière Richemont SA, Class A	42,168	4,490
Restaurant Brands International, Inc. (CAD denominated)[2]	74,819	3,753
Restaurant Brands International, Inc.	12,226	613
Shimano, Inc.	20,200	3,412
Chipotle Mexican Grill, Inc.[1]	2,186	2,858
Industria de Diseño Textil, SA	121,254	2,743
Astra International Tbk PT	5,952,600	2,647
Evolution AB	26,108	2,374
Sands China, Ltd.[1]	916,400	2,186
MercadoLibre, Inc.[1]	3,315	2,111
Pan Pacific International Holdings Corp.	124,500	1,987
YUM! Brands, Inc.	17,358	1,970
InterContinental Hotels Group PLC	37,148	1,967
EssilorLuxottica	12,617	1,890
NIKE, Inc., Class B	18,444	1,885
Darden Restaurants, Inc.	14,188	1,605
Royal Caribbean Cruises, Ltd.[1]	44,462	1,552
Target Corp.	10,079	1,424
Taylor Wimpey PLC	927,507	1,317
Tesla, Inc.[1]	1,844	1,242
Kindred Group PLC (SDR)	136,247	1,133
Shenzhou International Group Holdings, Ltd.	93,000	1,127
Kering SA	1,760	904
Wynn Macau, Ltd.[1]	942,000	640
Dollar Tree Stores, Inc.[1]	2,864	446
Aristocrat Leisure, Ltd.	11,992	285
Entain PLC[1]	17,337	263
JD.com, Inc., Class A	6,747	217
Airbnb, Inc., Class A1	2,134	190
Cazoo Group, Ltd., Class A1	63,213	46
		155,507

Consumer staples 7.59%
Philip Morris International, Inc.	283,405	27,983
Nestlé SA	128,106	14,954
Keurig Dr Pepper, Inc.	375,742	13,298
British American Tobacco PLC	248,143	10,631
British American Tobacco PLC (ADR)	6,936	298
Kweichow Moutai Co., Ltd., Class A	31,900	9,745
Kroger Co.	177,589	8,405
Ocado Group PLC[1]	843,207	8,019
Bunge, Ltd.	51,771	4,695

American Funds Insurance Series	75

Capital World Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Imperial Brands PLC	200,059	$4,471
Danone SA	72,028	4,020
Heineken NV	34,303	3,128
Treasury Wine Estates, Ltd.	396,969	3,110
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	527,800	3,071
Arca Continental, SAB de CV	440,180	2,900
Seven & i Holdings Co., Ltd.	64,700	2,512
Altria Group, Inc.	58,835	2,458
Constellation Brands, Inc., Class A	9,529	2,221
ITC, Ltd.	614,263	2,127
Varun Beverages, Ltd.	185,051	1,852
Ajinomoto Co., Inc.	55,600	1,352
		131,250

Energy 6.20%
Canadian Natural Resources, Ltd. (CAD denominated)	483,954	26,006
EOG Resources, Inc.	94,807	10,470
TotalEnergies SE	179,680	9,484
Baker Hughes Co., Class A	298,859	8,628
ConocoPhillips	66,573	5,979
TC Energy Corp. (CAD denominated)	104,163	5,396
Reliance Industries, Ltd.[1]	149,117	4,901
Tourmaline Oil Corp.	92,483	4,809
BP PLC	975,459	4,611
Cenovus Energy, Inc. (CAD denominated)	216,254	4,114
Shell PLC (GBP denominated)	155,689	4,044
Aker BP ASA (SDR)[3]	67,333	2,338
Aker BP ASA[2]	37,369	1,298
Woodside Energy Group, Ltd.	120,486	2,648
Woodside Energy Group, Ltd. (CDI)[1]	37,623	797
Suncor Energy, Inc.	84,929	2,980
Var Energi ASA	756,669	2,970
Halliburton Company	94,296	2,957
Cameco Corp.	130,751	2,749
Orron Energy AB	62,313	43
Gazprom PJSC (ADR)[3,4]	1,124,152	—	[6]
		107,222

Materials 6.17%
Vale SA, ordinary nominative shares	1,617,361	23,660
Vale SA, ordinary nominative shares (ADR)	910,365	13,319
Fortescue Metals Group, Ltd.	1,279,107	15,477
Rio Tinto PLC	254,680	15,242
Linde PLC	20,404	5,867
Freeport-McMoRan, Inc.	188,466	5,514
BHP Group, Ltd. (CDI)	142,026	3,971
Barrick Gold Corp. (CAD denominated)[2]	127,238	2,250
Barrick Gold Corp.	89,841	1,589
Albemarle Corp.	11,592	2,422
Air Liquide SA, non-registered shares	16,503	2,216
Dow, Inc.	42,130	2,174
HeidelbergCement AG	43,833	2,106
Shin-Etsu Chemical Co., Ltd.	17,300	1,951
Amcor PLC (CDI)	154,993	1,930
Evonik Industries AG	86,135	1,838
CRH PLC	45,078	1,559
First Quantum Minerals, Ltd.	65,205	1,237
Koninklijke DSM NV	6,143	883

76	American Funds Insurance Series

Capital World Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Materials (continued)
Lynas Rare Earths, Ltd.[1]	129,901	$783
Anglo American Platinum, Ltd.	4,725	414
Akzo Nobel NV	5,299	348
		106,750

Communication services 5.39%
Alphabet, Inc., Class C1	12,258	26,814
Alphabet, Inc., Class A1	5,301	11,552
Comcast Corp., Class A	340,637	13,367
Netflix, Inc.[1]	38,683	6,764
NetEase, Inc.	354,500	6,510
Meta Platforms, Inc., Class A1	39,178	6,317
SoftBank Corp.	553,985	6,151
Universal Music Group NV	141,985	2,847
Bharti Airtel, Ltd.[1]	196,064	1,700
Bharti Airtel, Ltd., interim shares[1]	13,994	54
Tencent Holdings, Ltd.	36,900	1,667
Nippon Telegraph and Telephone Corp.	56,400	1,620
Deutsche Telekom AG	76,322	1,515
Take-Two Interactive Software, Inc.[1]	12,130	1,486
Omnicom Group, Inc.	22,926	1,458
Publicis Groupe SA	27,032	1,322
Singapore Telecommunications, Ltd.	468,700	854
ITV PLC	1,034,699	822
SoftBank Group Corp.	9,100	351
Yandex NV, Class A1,3,4	151,598	—	6
		93,171

Utilities 2.92%
National Grid PLC	541,460	6,934
DTE Energy Company	52,656	6,674
China Resources Gas Group, Ltd.	1,196,632	5,574
Iberdrola, SA, non-registered shares	505,184	5,239
E.ON SE	427,621	3,589
Edison International	53,709	3,396
PG&E Corp.[1]	330,808	3,301
Engie SA	238,699	2,743
Engie SA, bonus shares[3]	41,586	478
NextEra Energy, Inc.	38,313	2,968
Enel SpA	481,112	2,632
Power Grid Corporation of India, Ltd.	681,829	1,829
Endesa, SA	71,889	1,356
AES Corp.	47,865	1,006
Exelon Corp.	21,703	984
Constellation Energy Corp.	16,138	924
Public Service Enterprise Group, Inc.	14,569	922
		50,549

Real estate 1.93%
Longfor Group Holdings, Ltd.	1,549,500	7,316
Crown Castle International Corp. REIT	40,669	6,848
VICI Properties, Inc. REIT	154,395	4,600
American Tower Corp. REIT	12,850	3,284
Country Garden Services Holdings Co., Ltd.	456,968	2,035
Americold Realty Trust, Inc.	65,356	1,963
W. P. Carey, Inc. REIT	22,705	1,881
China Resources Mixc Lifestyle Services, Ltd.	344,000	1,706
Equinix, Inc. REIT	2,143	1,408

American Funds Insurance Series	77

Capital World Growth and Income Fund (continued)

Common stocks (continued)	Shares		Value (000)
Real estate (continued)
Boston Properties, Inc. REIT		10,901	$970
Sun Hung Kai Properties, Ltd.		63,000	744
Iron Mountain, Inc. REIT		11,618	566
			33,321

Total common stocks (cost: $1,481,441,000)			1,630,219

Preferred securities 0.46%
Consumer discretionary 0.39%
Volkswagen AG, nonvoting preferred shares		50,187	6,701

Health care 0.05%
Grifols, SA, Class B, nonvoting non-registered preferred shares[1]		70,967	839

Financials 0.02%
Fannie Mae, Series S, 8.25% noncumulative preferred shares[1]		58,870	205
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[1,2]		61,516	204
			409

Total preferred securities (cost: $13,625,000)			7,949

Convertible stocks 0.14%
Information technology 0.14%
Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022		1,566	2,354

Total convertible stocks (cost: $2,438,000)			2,354

Convertible bonds & notes 0.06%	Principal amount (000)
Communication services 0.06%
Sea, Ltd., convertible notes, 2.375% 2025	USD	952	1,058

Total convertible bonds & notes (cost: $2,437,000)			1,058

Bonds, notes & other debt instruments 0.33%
Corporate bonds, notes & loans 0.27%
Health care 0.14%
Teva Pharmaceutical Finance Co. BV 6.00% 2024		1,600	1,580
Teva Pharmaceutical Finance Co. BV 3.15% 2026		1,100	905
			2,485

Consumer discretionary 0.06%
General Motors Company 5.40% 2023		300	305
Royal Caribbean Cruises, Ltd. 11.50% 2025[5]		477	491
Royal Caribbean Cruises, Ltd. 5.50% 2028[5]		275	192
			988

Energy 0.04%
TransCanada PipeLines, Ltd. 5.10% 2049		800	792

Financials 0.03%
Lloyds Banking Group PLC 3.369% 2046[7]		709	504

Total corporate bonds, notes & loans			4,769

78	American Funds Insurance Series

Capital World Growth and Income Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. 0.06%
United Mexican States, Series M, 8.00% 2023	MXN	20,000	$976

Total bonds, notes & other debt instruments (cost: $6,398,000)			5,745

Short-term securities 5.37%	Shares
Money market investments 4.57%
Capital Group Central Cash Fund 1.38%[8,9]		790,171	79,001

Money market investments purchased with collateral from securities on loan 0.80%
Capital Group Central Cash Fund 1.38%[8,9,10]		39,384	3,937
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%[8,10]		2,079,009	2,079
BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%[8,10]		1,968,799	1,969
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.38%[8,10]		1,968,799	1,969
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.38%[8,10]		1,968,800	1,969
State Street Institutional U.S. Government Money Market Fund, Institutional Class 1.40%[8,10]		1,968,800	1,968
			13,891

Total short-term securities (cost: $92,900,000)			92,892
Total investment securities 100.61% (cost: $1,599,239,000)			1,740,217
Other assets less liabilities (0.61)%			(10,617)

Net assets 100.00%			$1,729,600

Investments in affiliates9

	Value of affiliates at 1/1/2022 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)
Short-term securities 4.80%
Money market investments 4.57%
Capital Group Central Cash Fund 1.38%[8]	$12,989	$285,710		$219,678	$(13)	$(7)	$79,001	$172
Money market investments purchased with collateral from securities on loan 0.23%
Capital Group Central Cash Fund 1.38%[8,10]	293	3,644	[11]				3,937	—	[12]
Total short-term securities							82,938
Total 4.80%					$(13)	$(7)	$82,938	$172

American Funds Insurance Series	79

Capital World Growth and Income Fund (continued)

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $16,355,000, which represented .95% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,816,000, which represented .16% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $683,000, which represented .04% of the net assets of the fund.
[6]	Amount less than one thousand.
[7]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[8]	Rate represents the seven-day yield at 6/30/2022.
[9]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[10]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[11]	Represents net activity. Refer to Note 5 for more information on securities lending.
[12]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

GBP = British pounds

MXN = Mexican pesos

REIT = Real Estate Investment Trust

SDR = Swedish Depositary Receipts

USD = U.S. dollars

Refer to the notes to financial statements.

80	American Funds Insurance Series

Growth-Income Fund

Investment portfolio June 30, 2022	unaudited

Common stocks 90.60%	Shares	Value (000)
Information technology 19.81%
Microsoft Corp.	7,427,783	$1,907,678
Broadcom, Inc.	1,996,843	970,086
Mastercard, Inc., Class A	1,425,952	449,859
Apple, Inc.	2,742,000	374,886
Visa, Inc., Class A	1,346,541	265,120
Taiwan Semiconductor Manufacturing Company, Ltd.	13,692,000	219,194
ASML Holding NV	290,068	138,568
ASML Holding NV (New York registered) (ADR)	137,293	65,335
Automatic Data Processing, Inc.	845,000	177,484
Accenture PLC, Class A	625,335	173,624
ServiceNow, Inc.[1]	280,858	133,554
Concentrix Corp.	904,367	122,668
Applied Materials, Inc.	1,300,400	118,310
Fidelity National Information Services, Inc.	1,268,981	116,327
Global Payments, Inc.	973,628	107,722
GoDaddy, Inc., Class A1	1,402,444	97,554
KLA Corp.	301,000	96,043
FleetCor Technologies, Inc.[1]	420,507	88,353
Euronet Worldwide, Inc.[1]	763,602	76,811
Intel Corp.	1,931,884	72,272
QUALCOMM, Inc.	564,911	72,162
Micron Technology, Inc.	1,140,549	63,050
Analog Devices, Inc.	398,402	58,203
TELUS International (Cda), Inc., subordinate voting shares[1]	2,302,991	57,736
Adobe, Inc.[1]	143,116	52,389
Cognizant Technology Solutions Corp., Class A	760,350	51,316
MKS Instruments, Inc.	481,000	49,365
Fiserv, Inc.[1]	536,700	47,750
Texas Instruments, Inc.	308,278	47,367
Datadog, Inc., Class A1	365,800	34,839
Snowflake, Inc., Class A1	225,042	31,294
Atlassian Corp. PLC, Class A1	141,050	26,433
Trimble, Inc.[1]	443,800	25,842
Dye & Durham, Ltd.[2]	1,322,100	22,340
Lam Research Corp.	50,039	21,324
Block, Inc., Class A1	301,422	18,525
Ceridian HCM Holding, Inc.[1]	350,352	16,495
Paychex, Inc.	127,131	14,476
VeriSign, Inc.[1]	61,000	10,207
		6,492,561

Health care 12.99%
UnitedHealth Group, Inc.	2,233,644	1,147,267
Abbott Laboratories	6,014,324	653,456
AbbVie, Inc.	3,041,423	465,824
Novo Nordisk A/S, Class B	2,341,449	259,694
Humana, Inc.	535,731	250,760
Elevance Health, Inc.	465,299	224,544
AstraZeneca PLC	1,209,323	158,988
AstraZeneca PLC (ADR)	721,200	47,649
Thermo Fisher Scientific, Inc.	301,203	163,638
Bristol-Myers Squibb Company	1,859,278	143,164
PerkinElmer, Inc.	769,600	109,452
Pfizer, Inc.	2,030,169	106,442
GSK PLC	4,812,300	103,429
Seagen, Inc.[1]	432,135	76,462
Medtronic PLC	764,000	68,569
Eli Lilly and Company	180,974	58,677
Royalty Pharma PLC, Class A	1,170,161	49,194
Edwards Lifesciences Corp.[1]	317,059	30,149
Stryker Corp.	148,897	29,620
Roche Holding AG, nonvoting non-registered shares	85,502	28,531

American Funds Insurance Series	81

Growth-Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Horizon Therapeutics PLC[1]	318,690	$25,419
Zimmer Biomet Holdings, Inc.	171,174	17,984
NovoCure, Ltd.[1]	193,600	13,455
Zoetis, Inc., Class A	68,400	11,757
Vir Biotechnology, Inc.[1]	258,400	6,581
Guardant Health, Inc.[1]	146,925	5,927
		4,256,632

Industrials 12.17%
Raytheon Technologies Corp.	7,634,279	733,731
General Electric Co.	5,898,742	375,573
Northrop Grumman Corp.	633,267	303,063
TFI International, Inc.	2,669,105	214,276
Carrier Global Corp.	5,749,143	205,014
Woodward, Inc.	2,204,500	203,894
General Dynamics Corp.	848,975	187,836
Waste Connections, Inc.	1,425,463	176,700
TransDigm Group, Inc.[1]	302,520	162,353
Airbus SE, non-registered shares	1,617,590	156,717
L3Harris Technologies, Inc.	607,462	146,824
BWX Technologies, Inc.	2,159,505	118,967
Norfolk Southern Corp.	482,759	109,726
Old Dominion Freight Line, Inc.	397,800	101,948
Waste Management, Inc.	625,300	95,658
ITT, Inc.	1,244,379	83,672
Equifax, Inc.	424,308	77,555
Lockheed Martin Corp.	180,000	77,393
Honeywell International, Inc.	409,067	71,100
Air Lease Corp., Class A	2,097,300	70,113
United Airlines Holdings, Inc.[1]	1,810,598	64,131
United Rentals, Inc.[1]	256,000	62,185
Fortive Corp.	1,085,000	59,002
Safran SA	539,713	53,285
CSX Corp.	1,350,000	39,231
Cummins, Inc.	100,000	19,353
Otis Worldwide Corp.	268,100	18,947
		3,988,247

Communication services 9.54%
Alphabet, Inc., Class C1	313,067	684,818
Alphabet, Inc., Class A1	281,863	614,253
Meta Platforms, Inc., Class A1	3,574,586	576,402
Comcast Corp., Class A	13,245,788	519,765
Netflix, Inc.[1]	1,632,923	285,549
Charter Communications, Inc., Class A1	429,912	201,427
Electronic Arts, Inc.	1,168,000	142,087
Tencent Holdings, Ltd.	1,782,100	80,488
Take-Two Interactive Software, Inc.[1]	178,984	21,931
		3,126,720

Financials 9.29%
JPMorgan Chase & Co.	3,311,830	372,945
Chubb, Ltd.	1,451,726	285,380
Marsh & McLennan Companies, Inc.	1,709,201	265,353
PNC Financial Services Group, Inc.	1,341,714	211,682
Arthur J. Gallagher & Co.	1,189,650	193,961
BlackRock, Inc.	258,532	157,456
Aon PLC, Class A	527,512	142,259
Nasdaq, Inc.	912,520	139,196
Morgan Stanley	1,592,297	121,110
American International Group, Inc.	2,047,230	104,675
Signature Bank	529,521	94,896

82	American Funds Insurance Series

Growth-Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Moody’s Corp.	327,321	$89,022
KeyCorp	4,886,953	84,202
B3 SA-Brasil, Bolsa, Balcao	39,829,500	83,412
Berkshire Hathaway, Inc., Class B1	285,000	77,811
S&P Global, Inc.	228,138	76,896
Charles Schwab Corp.	1,145,212	72,355
Webster Financial Corp.	1,701,139	71,703
State Street Corp.	1,077,260	66,413
Power Corporation of Canada, subordinate voting shares[2]	2,293,100	59,002
Bank of America Corp.	1,891,332	58,877
Blue Owl Capital, Inc., Class A2	4,369,165	43,823
MSCI, Inc.	98,300	40,514
Discover Financial Services	363,743	34,403
TPG, Inc., Class A2	1,347,552	32,220
SVB Financial Group[1]	67,100	26,504
Citizens Financial Group, Inc.	728,750	26,009
Principal Financial Group, Inc.	140,880	9,409
CME Group, Inc., Class A	5,500	1,126
		3,042,614

Consumer discretionary 7.95%
Amazon.com, Inc.[1]	7,241,191	769,087
General Motors Company[1]	8,736,000	277,455
Dollar Tree Stores, Inc.[1]	1,279,006	199,333
Home Depot, Inc.	658,461	180,596
Hilton Worldwide Holdings, Inc.	1,337,320	149,031
Wyndham Hotels & Resorts, Inc.	1,842,940	121,118
Royal Caribbean Cruises, Ltd.[1]	2,814,603	98,258
Dollar General Corp.	335,615	82,373
InterContinental Hotels Group PLC	1,396,700	73,959
Lear Corp.	569,068	71,640
Chipotle Mexican Grill, Inc.[1]	53,110	69,429
Kering SA	101,695	52,231
Rivian Automotive, Inc., Class A1,2	1,838,450	47,322
McDonald’s Corp.	186,000	45,920
Ford Motor Co.	3,848,000	42,828
Starbucks Corp.	524,000	40,028
Aptiv PLC[1]	427,399	38,068
CarMax, Inc.[1]	379,600	34,346
Darden Restaurants, Inc.	296,000	33,484
Airbnb, Inc., Class A1	350,000	31,178
D.R. Horton, Inc.	457,091	30,255
Burlington Stores, Inc.[1]	201,000	27,382
VF Corp.	555,000	24,514
Norwegian Cruise Line Holdings, Ltd.[1,2]	2,047,967	22,773
YUM! Brands, Inc.	196,630	22,320
NVR, Inc.[1]	5,298	21,214
		2,606,142

Consumer staples 5.36%
Philip Morris International, Inc.	6,790,089	670,453
British American Tobacco PLC	9,433,859	404,174
Keurig Dr Pepper, Inc.	5,314,367	188,075
General Mills, Inc.	1,378,800	104,030
Molson Coors Beverage Company, Class B, restricted voting shares	1,620,313	88,323
Mondelez International, Inc.	1,332,847	82,757
Anheuser-Busch InBev SA/NV	1,339,531	72,097
Archer Daniels Midland Company	540,100	41,912
Bunge, Ltd.	388,852	35,265

American Funds Insurance Series	83

Growth-Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Procter & Gamble Company	180,677	$25,980
Kraft Heinz Company	567,200	21,633
Constellation Brands, Inc., Class A	91,971	21,435
		1,756,134

Energy 5.16%
Canadian Natural Resources, Ltd. (CAD denominated)	7,047,400	378,705
ConocoPhillips	3,413,983	306,610
Chevron Corp.	2,053,300	297,277
EOG Resources, Inc.	2,040,378	225,339
Baker Hughes Co., Class A	6,585,624	190,127
TC Energy Corp. (CAD denominated)[2]	1,821,019	94,333
Equitrans Midstream Corp.	10,215,807	64,973
Exxon Mobil Corp.	660,220	56,541
Suncor Energy, Inc.	1,451,133	50,911
Halliburton Company	738,400	23,156
Weatherford International[1]	100,000	2,117
		1,690,089

Utilities 3.17%
PG&E Corp.[1]	24,316,996	242,684
Edison International	1,947,800	123,179
Entergy Corp.	963,500	108,529
CenterPoint Energy, Inc.	2,840,104	84,010
Constellation Energy Corp.	1,414,838	81,014
Sempra Energy	510,000	76,638
Enel SpA	12,931,498	70,739
AES Corp.	2,803,707	58,906
DTE Energy Company	401,000	50,827
CMS Energy Corp.	729,800	49,261
NextEra Energy, Inc.	460,000	35,632
Exelon Corp.	643,766	29,175
Evergy, Inc.	418,980	27,338
		1,037,932

Materials 2.95%
Linde PLC	1,000,332	287,626
Vale SA, ordinary nominative shares (ADR)	8,009,475	117,179
Vale SA, ordinary nominative shares	3,404,848	49,809
LyondellBasell Industries NV	1,735,980	151,829
Celanese Corp.	779,474	91,674
Freeport-McMoRan, Inc.	2,382,960	69,725
Corteva, Inc.	908,750	49,200
Sherwin-Williams Company	196,181	43,927
Barrick Gold Corp.	2,373,000	41,978
Allegheny Technologies, Inc.[1]	1,769,447	40,184
Albemarle Corp.	112,161	23,439
		966,570

Real estate 2.21%
VICI Properties, Inc. REIT	12,137,342	361,571
Equinix, Inc. REIT	298,158	195,896
Crown Castle International Corp. REIT	864,782	145,612
Digital Realty Trust, Inc. REIT	160,000	20,773
		723,852

Total common stocks (cost: $20,458,974,000)		29,687,493

84	American Funds Insurance Series

Growth-Income Fund (continued)

Convertible stocks 1.19%	Shares		Value (000)
Health care 0.50%
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023[2]		123,957	$164,021

Information technology 0.47%
Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022		102,783	154,498

Consumer discretionary 0.12%
Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023		379,775	40,024

Financials 0.09%
KKR & Co., Inc., Series C, convertible preferred shares, 6.00% 2023		527,700	30,855

Industrials 0.01%
Stanley Black & Decker, Inc., convertible preferred shares, 5.25% 2022		35,448	2,389

Total convertible stocks (cost: $372,605,000)			391,787

Bonds, notes & other debt instruments 0.02%	Principal amount (000)
Corporate bonds, notes & loans 0.02%
Industrials 0.02%
Boeing Company 4.875% 2025	USD	4,706	4,695

Consumer discretionary 0.00%
General Motors Financial Co. 4.30% 2025		160	158
General Motors Financial Co. 5.25% 2026		827	829
			987

Energy 0.00%
Weatherford International, Ltd. 11.00% 2024[3]		637	643

Total corporate bonds, notes & loans			6,325
Total bonds, notes & other debt instruments (cost: $6,224,000)			6,325

Short-term securities 8.68%	Shares
Money market investments 6.89%
Capital Group Central Cash Fund 1.38%[4,5]		22,578,323	2,257,381

	Weighted average yield	Principal amount
	at acquisition	(000)
U.S. Treasury bills 1.30%
U.S. Treasury 7/14/2022	0.752%	USD	425,900	425,733

	Shares
Money market investments purchased with collateral from securities on loan 0.49%
Capital Group Central Cash Fund 1.38%[4,5,6]	455,088	45,499
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%[4,6]	24,023,345	24,023
BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%[4,6]	22,749,855	22,750

American Funds Insurance Series	85

Growth-Income Fund (continued)

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan (continued)
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.38%[4,6]	22,749,855	$22,750
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.38%[4,6]	22,749,855	22,750
State Street Institutional U.S. Government Money Market Fund, Institutional Class 1.40%[4,6]	22,749,855	22,750
		160,522

Total short-term securities (cost: $2,843,952,000)		2,843,636
Total investment securities 100.49% (cost: $23,681,755,000)		32,929,241
Other assets less liabilities (0.49)%		(160,481)

Net assets 100.00%		$32,768,760

Investments in affiliates5

	Value of affiliates at 1/1/2022 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)
Short-term securities 7.03%
Money market investments 6.89%
Capital Group Central Cash Fund 1.38%[4]	$1,220,761	$3,693,243		$2,656,129	$(29)	$(465)	$2,257,381	$4,194
Money market investments purchased with collateral from securities on loan 0.14%
Capital Group Central Cash Fund 1.38%[4,6]	39,148	6,351	[7]				45,499	—	[8]
Total short-term securities							2,302,880
Total 7.03%					$(29)	$(465)	$2,302,880	$4,194

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $171,950,000, which represented .52% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $643,000, which represented less than .01% of the net assets of the fund.
[4]	Rate represents the seven-day yield at 6/30/2022.
[5]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[6]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[7]	Represents net activity. Refer to Note 5 for more information on securities lending.
[8]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

REIT = Real Estate Investment Trust

USD = U.S. dollars

Refer to the notes to financial statements.

86	American Funds Insurance Series

International Growth and Income Fund

Investment portfolio June 30, 2022	unaudited

Common stocks 91.29%	Shares	Value (000)
Financials 15.12%
Ping An Insurance (Group) Company of China, Ltd., Class H	594,500	$4,042
AXA SA	157,942	3,585
AIA Group, Ltd.	314,200	3,406
Toronto-Dominion Bank (CAD denominated)	40,774	2,674
Euronext NV	20,289	1,656
Hong Kong Exchanges and Clearing, Ltd.	33,100	1,628
HDFC Bank, Ltd.	94,308	1,610
Société Générale	66,916	1,465
Zurich Insurance Group AG	3,302	1,436
DNB Bank ASA	74,593	1,337
UniCredit SpA	129,378	1,229
B3 SA-Brasil, Bolsa, Balcao	575,984	1,206
KBC Groep NV	21,390	1,200
Aon PLC, Class A	4,304	1,161
London Stock Exchange Group PLC	12,499	1,161
Resona Holdings, Inc.	301,900	1,131
HDFC Life Insurance Company, Ltd.	155,362	1,082
UBS Group AG	55,531	895
Banco Santander, SA	301,578	849
Skandinaviska Enskilda Banken AB, Class A	85,977	844
Banco Bilbao Vizcaya Argentaria, SA	176,628	802
Industrial and Commercial Bank of China, Ltd., Class H	1,231,040	731
Prudential PLC	56,970	705
Fairfax Financial Holdings, Ltd., subordinate voting shares	1,188	630
Hang Seng Bank, Ltd.	35,700	630
China Merchants Bank Co., Ltd., Class H	92,000	616
Brookfield Asset Management, Inc., Class A (CAD denominated)	13,334	593
Tokio Marine Holdings, Inc.	10,100	588
DBS Group Holdings, Ltd.	27,095	579
Islandsbanki hf.	625,967	567
XP, Inc., Class A1	29,924	537
Postal Savings Bank of China Co., Ltd., Class H	659,000	523
Discovery, Ltd.[1]	61,031	481
Banca Generali SpA	16,214	458
Bank of Nova Scotia (CAD denominated)	7,643	452
Kotak Mahindra Bank, Ltd.	17,873	376
Partners Group Holding AG	403	363
ICICI Securities, Ltd.	45,682	248
EQT AB	11,659	239
Allfunds Group PLC	26,191	202
ING Groep NV	17,116	169
ICICI Bank, Ltd. (ADR)	9,236	164
Moscow Exchange MICEX-RTS PJSC[1,2,3]	346,177	—	[4]
Sberbank of Russia PJSC[1,2,3,5]	476,388	—	[4]
		44,250

Consumer staples 12.46%
British American Tobacco PLC	225,738	9,672
Philip Morris International, Inc.	55,231	5,454
Nestlé SA	32,890	3,840
Kweichow Moutai Co., Ltd., Class A	10,600	3,238
Anheuser-Busch InBev SA/NV	40,341	2,171
Carlsberg A/S, Class B	11,219	1,429
Imperial Brands PLC	58,436	1,306
Wuliangye Yibin Co., Ltd., Class A	42,700	1,288
Pernod Ricard SA	6,233	1,145
Foshan Haitian Flavouring and Food Co., Ltd., Class A	71,354	963
Asahi Group Holdings, Ltd.[6]	27,500	901
Carrefour SA, non-registered shares	47,118	834
Japan Tobacco, Inc.	46,800	809
Associated British Foods PLC	40,194	772
Ocado Group PLC[1]	63,803	607

American Funds Insurance Series	87

International Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Arca Continental, SAB de CV	79,817	$526
Varun Beverages, Ltd.	42,575	426
L’Oréal SA, non-registered shares	1,159	400
Reckitt Benckiser Group PLC	4,662	350
Danone SA	4,142	231
Avenue Supermarts, Ltd.[1]	2,324	100
X5 Retail Group NV (GDR)[2,3]	4,521	—	[4]
		36,462

Information technology 11.52%
Taiwan Semiconductor Manufacturing Company, Ltd.	546,000	8,741
ASML Holding NV	10,243	4,893
Tokyo Electron, Ltd.	9,000	2,939
Edenred SA	50,961	2,402
MediaTek, Inc.	84,000	1,839
Samsung Electronics Co., Ltd.	41,275	1,812
Broadcom, Inc.	3,663	1,780
Kingdee International Software Group Co., Ltd.[1]	446,000	1,046
SAP SE	11,226	1,023
Keyence Corp.	2,700	923
Nokia Corp.	184,636	859
SK hynix, Inc.	12,042	844
TDK Corp.	25,300	781
Logitech International SA6	14,122	738
EPAM Systems, Inc.[1]	1,859	548
Vanguard International Semiconductor Corp.	182,000	470
Halma PLC	13,130	321
Capgemini SE	1,725	295
Amadeus IT Group SA, Class A, non-registered shares[1]	4,613	257
Infosys, Ltd. (ADR)	13,636	252
AVEVA Group PLC	7,320	201
Nice, Ltd. (ADR)[1]	946	182
Nomura Research Institute, Ltd.	5,300	141
Fujitsu, Ltd.	1,000	125
eMemory Technology, Inc.[2]	3,000	103
Lightspeed Commerce, Inc., subordinate voting shares[1,6]	2,130	47
Lightspeed Commerce, Inc., subordinate voting shares (CAD denominated)[1]	1,792	40
STMicroelectronics NV	2,295	72
DLocal, Ltd., Class A1	2,309	61
		33,735

Consumer discretionary 11.23%
Evolution AB	42,576	3,871
LVMH Moët Hennessy-Louis Vuitton SE	5,788	3,528
Renault SA1	74,924	1,868
InterContinental Hotels Group PLC	25,460	1,348
MGM China Holdings, Ltd.[1]	2,300,000	1,304
Restaurant Brands International, Inc. (CAD denominated)	25,900	1,299
Coupang, Inc., Class A1	99,034	1,263
Prosus NV, Class N	19,000	1,244
Stellantis NV	98,287	1,214
Midea Group Co., Ltd., Class A	133,400	1,203
Li Ning Co., Ltd.	122,000	1,130
Galaxy Entertainment Group, Ltd.	182,000	1,086
OPAP SA	67,568	967
B&M European Value Retail SA	202,634	905
Wynn Macau, Ltd.[1]	1,318,400	896
Mercedes-Benz Group AG	15,347	888
Sodexo SA	11,499	808
Valeo SA, non-registered shares	40,094	774
Nitori Holdings Co., Ltd.	7,400	703
Industria de Diseño Textil, SA	29,457	667

88	American Funds Insurance Series

International Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
EssilorLuxottica	4,450	$666
Paltac Corp.	21,500	666
Sands China, Ltd.[1]	275,200	657
Entain PLC[1]	33,218	503
Pop Mart International Group, Ltd.	91,400	441
Pan Pacific International Holdings Corp.	24,400	389
Americanas SA, ordinary nominative shares	150,325	386
D’Ieteren Group	2,482	363
Kindred Group PLC (SDR)	39,687	330
JD.com, Inc., Class A	9,324	300
adidas AG	1,537	272
Games Workshop Group PLC	2,691	219
Domino’s Pizza Enterprises, Ltd.	4,471	210
IDP Education, Ltd.	12,216	201
Kering SA	287	147
Balkrishna Industries, Ltd.	3,940	107
MercadoLibre, Inc.[1]	88	56
		32,879

Industrials 10.83%
Airbus SE, non-registered shares	50,956	4,937
BAE Systems PLC	445,308	4,500
Rheinmetall AG	7,282	1,681
CCR SA, ordinary nominative shares	663,205	1,588
ABB, Ltd.	53,832	1,436
SMC Corp.	3,100	1,382
LIXIL Corp.	67,600	1,265
RELX PLC	46,044	1,248
Alliance Global Group, Inc.	7,774,400	1,244
Cathay Pacific Airways, Ltd.[1]	1,112,000	1,217
Husqvarna AB, Class B	137,565	1,012
Daikin Industries, Ltd.	5,800	930
Ryanair Holdings PLC (ADR)[1]	13,438	904
Brenntag SE	12,910	840
Safran SA	7,582	749
Waste Connections, Inc. (CAD denominated)	5,214	646
InPost SA1	98,336	570
Siemens AG	5,122	521
Bunzl PLC	15,343	508
Experian PLC	17,224	504
TFI International, Inc. (CAD denominated)	5,970	479
Coor Service Management Holding AB	57,449	451
Epiroc AB, Class A	19,808	306
Epiroc AB, Class B	10,197	138
Caterpillar, Inc.	2,260	404
BELIMO Holding AG	1,068	376
Deutsche Post AG	9,567	358
Interpump Group SpA	8,630	329
DSV A/S	2,122	296
SITC International Holdings Co., Ltd.	79,659	225
Adecco Group AG	6,455	219
Wizz Air Holdings PLC[1]	9,958	213
Hitachi, Ltd.	2,400	114
Contemporary Amperex Technology Co., Ltd., Class A	1,300	104
		31,694

Health care 9.90%
AstraZeneca PLC	73,599	9,676
Novo Nordisk A/S, Class B	39,486	4,379
Sanofi	37,985	3,835
GSK PLC	125,753	2,703
Bayer AG	27,477	1,633

American Funds Insurance Series	89

International Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Siemens Healthineers AG	29,414	$1,495
Grifols, SA, Class B (ADR)[1]	89,399	1,062
Shionogi & Co., Ltd.	14,600	738
EUROAPI[1]	38,541	608
Koninklijke Philips NV (EUR denominated)[6]	20,932	451
Sonova Holding AG	1,294	412
Roche Holding AG, nonvoting non-registered shares	1,183	395
Novartis AG	4,335	367
CanSino Biologics, Inc., Class H	30,400	311
Genus PLC	7,584	231
Hutchmed China, Ltd. (ADR)[1]	17,569	222
BeiGene, Ltd. (ADR)[1]	1,332	216
Hypera SA, ordinary nominative shares	27,468	200
Innovent Biologics, Inc.[1]	13,000	58
		28,992

Energy 5.77%
BP PLC	586,455	2,772
TC Energy Corp. (CAD denominated)	41,511	2,150
TotalEnergies SE	39,592	2,090
Equinor ASA	57,171	1,988
Aker BP ASA (SDR)[2]	45,833	1,592
Aker BP ASA	8,613	299
Canadian Natural Resources, Ltd. (CAD denominated)	27,978	1,503
Cameco Corp.	52,229	1,098
Schlumberger, Ltd.	29,844	1,067
Tourmaline Oil Corp.	14,597	759
Reliance Industries, Ltd.[1]	19,013	625
TechnipFMC PLC[1]	75,572	509
INPEX Corp.	23,700	257
Var Energi ASA	42,709	168
Orron Energy AB	31,059	21
Gazprom PJSC (ADR)[2,3]	335,575	—	[4]
LUKOIL Oil Co. PJSC (ADR)[2,3]	9,706	—	[4]
Sovcomflot PAO[2,3]	356,717	—	[4]
		16,898

Communication services 4.92%
Koninklijke KPN NV	793,506	2,828
Tencent Holdings, Ltd.	46,000	2,078
Vodafone Group PLC	1,149,321	1,772
BT Group PLC	690,442	1,566
Nippon Telegraph and Telephone Corp.	38,800	1,114
Publicis Groupe SA	19,700	963
América Móvil, SAB de CV, Series L (ADR)	45,273	925
SoftBank Corp.	59,500	661
Indus Towers, Ltd.	245,887	651
Deutsche Telekom AG	28,506	566
Viaplay Group AB, Class B1	20,507	421
Telefónica, SA, non-registered shares[1]	53,453	272
NetEase, Inc.	10,800	198
Universal Music Group NV	9,437	189
Sea, Ltd., Class A (ADR)[1]	2,777	186
Yandex NV, Class A1,2,3	5,000	—	[4]
		14,390

Materials 4.67%
Vale SA, ordinary nominative shares	216,760	3,171
Vale SA, ordinary nominative shares (ADR)	107,874	1,578
Linde PLC	7,517	2,161
Koninklijke DSM NV	8,300	1,193
Barrick Gold Corp. (CAD denominated)[6]	29,977	530

90	American Funds Insurance Series

International Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Materials (continued)
Barrick Gold Corp.	27,000	$478
Asahi Kasei Corp.	98,300	751
Glencore PLC	131,072	710
Rio Tinto PLC	10,440	625
Sociedad Química y Minera de Chile SA, Class B (ADR)	6,427	537
Fortescue Metals Group, Ltd.	42,224	511
Fresnillo PLC	33,572	313
Sika AG	1,208	278
Air Liquide SA, non-registered shares	1,669	224
Shandong Sinocera Functional Material Co., Ltd., Class A	41,300	222
Shin-Etsu Chemical Co., Ltd.	1,900	214
Givaudan SA	52	183
Alrosa PJSC[2,3]	53,607	—	[4]
		13,679

Utilities 2.59%
Engie SA	190,289	2,187
Brookfield Infrastructure Partners LP	55,511	2,121
Enel SpA	254,531	1,392
ENN Energy Holdings, Ltd.	73,800	1,212
Iberdrola, SA, non-registered shares	36,760	381
Guangdong Investment, Ltd.	276,000	292
		7,585

Real estate 2.28%
CK Asset Holdings, Ltd.	324,500	2,295
Longfor Group Holdings, Ltd.	443,000	2,092
Link REIT	104,400	851
Embassy Office Parks REIT	133,382	632
Unibail-Rodamco-Westfield REIT, non-registered shares[1]	10,527	537
Country Garden Services Holdings Co., Ltd.	60,000	267
		6,674

Total common stocks (cost: $290,577,000)		267,238

Preferred securities 0.65%
Information technology 0.33%
Samsung Electronics Co., Ltd., nonvoting preferred shares	23,993	961

Materials 0.16%
Gerdau SA, preferred nominative shares	113,297	484

Consumer discretionary 0.16%
Volkswagen AG, nonvoting preferred shares	3,471	463

Total preferred securities (cost: $2,726,000)		1,908

Short-term securities 7.83%
Money market investments 7.40%
Capital Group Central Cash Fund 1.38%[7,8]	216,555	21,651

American Funds Insurance Series	91

International Growth and Income Fund (continued)

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan 0.43%
Capital Group Central Cash Fund 1.38%[7,8,9]	3,605	$361
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%[7,9]	190,311	191
BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%[7,9]	180,222	180
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.38%[7,9]	180,223	180
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.38%[7,9]	180,223	180
State Street Institutional U.S. Government Money Market Fund, Institutional Class 1.40%[7,9]	180,223	180
		1,272

Total short-term securities (cost: $22,924,000)		22,923
Total investment securities 99.77% (cost: $316,227,000)		292,069
Other assets less liabilities 0.23%		671

Net assets 100.00%		$292,740

Forward currency contracts

				Unrealized
Contract amount				appreciation
Currency purchased	Currency sold		Settlement	at 6/30/2022
(000)	(000)	Counterparty	date	(000)
USD 446	GBP 365	JPMorgan Chase	9/16/2022	$1

Investments in affiliates8

	Value of affiliates at 1/1/2022 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)
Short-term securities 7.52%
Money market investments 7.40%
Capital Group Central Cash Fund 1.38%[7]	$21,699	$53,334		$53,374	$(2)	$(6)	$21,651	$52
Money market investments purchased with collateral from securities on loan 0.12%
Capital Group Central Cash Fund 1.38%[7,9]	—	361	[10]				361	—	[11]
Total short-term securities							22,012
Total 7.52%					$(2)	$(6)	$22,012	$52

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,695,000, which represented .58% of the net assets of the fund.
[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was less than $1,000, which represented less than .01% of the net assets of the fund.
[6]	All or a portion of this security was on loan. The total value of all such securities was $2,221,000, which represented .76% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[7]	Rate represents the seven-day yield at 6/30/2022.
[8]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[10]	Represents net activity. Refer to Note 5 for more information on securities lending.
[11]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

92	American Funds Insurance Series

International Growth and Income Fund (continued)

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

EUR = Euros

GBP = British pounds

GDR = Global Depositary Receipts

REIT = Real Estate Investment Trust

SDR = Swedish Depositary Receipts

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	93

Capital Income Builder
Investment portfolio June 30, 2022	unaudited

Common stocks 72.76%	Shares	Value (000)
Financials 12.34%
Zurich Insurance Group AG	39,843	$17,329
Toronto-Dominion Bank (CAD denominated)	159,743	10,475
PNC Financial Services Group, Inc.	59,040	9,315
CME Group, Inc., Class A	44,748	9,160
Morgan Stanley	85,379	6,494
Münchener Rückversicherungs-Gesellschaft AG	23,528	5,528
DNB Bank ASA	294,024	5,270
JPMorgan Chase & Co.	46,574	5,245
Power Corporation of Canada, subordinate voting shares	179,126	4,609
Principal Financial Group, Inc.	58,334	3,896
DBS Group Holdings, Ltd.	158,153	3,379
Ping An Insurance (Group) Company of China, Ltd., Class H	441,500	3,002
Ping An Insurance (Group) Company of China, Ltd., Class A	28,657	200
Tryg A/S	135,983	3,053
KeyCorp	169,905	2,927
American International Group, Inc.	53,986	2,760
Webster Financial Corp.	64,148	2,704
AIA Group, Ltd.	241,600	2,619
Great-West Lifeco, Inc.	93,285	2,278
B3 SA-Brasil, Bolsa, Balcao	1,032,986	2,163
KBC Groep NV	37,463	2,102
BlackRock, Inc.	3,246	1,977
Travelers Companies, Inc.	10,982	1,857
East West Bancorp, Inc.	28,480	1,846
ING Groep NV	161,558	1,597
Kaspi.kz JSC[1]	28,497	1,297
Kaspi.kz JSC (GDR)	4,869	221
National Bank of Canada[2]	22,809	1,497
Citizens Financial Group, Inc.	40,543	1,447
OneMain Holdings, Inc.	37,485	1,401
State Street Corp.	18,128	1,118
Truist Financial Corp.	23,131	1,097
Swedbank AB, Class A	84,919	1,073
China Pacific Insurance (Group) Co., Ltd., Class H	424,950	1,039
Franklin Resources, Inc.	40,856	952
PICC Property and Casualty Co., Ltd., Class H	904,000	940
Euronext NV	10,888	889
Hang Seng Bank, Ltd.	50,100	884
BNP Paribas SA	17,927	852
Hong Kong Exchanges and Clearing, Ltd.	17,200	846
Marsh & McLennan Companies, Inc.	5,132	797
EFG International AG	107,137	788
Citigroup, Inc.	16,200	745
Bank Central Asia Tbk PT	1,423,700	693
TPG, Inc., Class A2	26,945	644
China Merchants Bank Co., Ltd., Class H	88,000	589
Vontobel Holding AG	8,314	584
Banco Santander, SA	201,758	568
Patria Investments, Ltd., Class A	36,005	476
Macquarie Group, Ltd.	3,698	420
Wells Fargo & Company	10,594	415
Cullen/Frost Bankers, Inc.	3,136	365
SouthState Corp.	3,028	234
Blackstone, Inc., nonvoting shares	2,530	231
CaixaBank, SA	59,094	205
UniCredit SpA	17,367	165
IIFL Wealth Management, Ltd.	8,122	152
Moscow Exchange MICEX-RTS PJSC[3,4,5]	875,002	—	[6]
Sberbank of Russia PJSC[1,3,4,5]	204,176	—	[6]
		135,409

94	American Funds Insurance Series

Capital Income Builder (continued)

Common stocks (continued)	Shares	Value (000)
Consumer staples 10.32%
Philip Morris International, Inc.	270,227	$26,682
British American Tobacco PLC	455,151	19,500
Nestlé SA	81,615	9,527
General Mills, Inc.	111,828	8,437
PepsiCo, Inc.	47,687	7,948
Kimberly-Clark Corp.	48,490	6,553
Altria Group, Inc.	151,739	6,338
Imperial Brands PLC	184,470	4,123
ITC, Ltd.	1,161,693	4,023
Unilever PLC (GBP denominated)	72,454	3,282
Danone SA	47,160	2,632
Carlsberg A/S, Class B	19,656	2,504
Keurig Dr Pepper, Inc.	54,657	1,934
Anheuser-Busch InBev SA/NV	26,838	1,444
Coca-Cola Company	21,263	1,338
Kraft Heinz Company	31,511	1,202
Mondelez International, Inc.	14,188	881
Procter & Gamble Company	5,012	721
Vector Group, Ltd.	68,110	715
Seven & i Holdings Co., Ltd.	18,300	710
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	95,200	554
Wuliangye Yibin Co., Ltd., Class A	17,100	516
Reckitt Benckiser Group PLC	6,554	492
Viscofan, SA, non-registered shares	8,226	453
Scandinavian Tobacco Group A/S	21,667	424
Hilton Food Group PLC	29,160	363
Coca-Cola HBC AG (CDI)	800	18
		113,314

Health care 8.71%
AbbVie, Inc.	142,914	21,889
Amgen, Inc.	51,643	12,565
GSK PLC	458,716	9,859
Gilead Sciences, Inc.	155,252	9,596
AstraZeneca PLC	53,547	7,040
Medtronic PLC	76,150	6,834
Abbott Laboratories	62,845	6,828
Novartis AG	72,111	6,107
UnitedHealth Group, Inc.	5,796	2,977
Pfizer, Inc.	50,556	2,651
Roche Holding AG, nonvoting non-registered shares	7,287	2,432
Bristol-Myers Squibb Company	28,685	2,209
Royalty Pharma PLC, Class A	41,526	1,746
CVS Health Corp.	7,829	725
Merck & Co., Inc.	7,825	713
EBOS Group, Ltd.	28,985	706
Bayer AG	11,554	687
Koninklijke Philips NV (EUR denominated)	2,984	64
Organon & Co.	662	22
		95,650

Information technology 8.04%
Broadcom, Inc.	57,187	27,783
Microsoft Corp.	68,566	17,610
Taiwan Semiconductor Manufacturing Company, Ltd.	620,800	9,938
QUALCOMM, Inc.	39,978	5,107
Automatic Data Processing, Inc.	15,874	3,334
Intel Corp.	77,261	2,890
MediaTek, Inc.	110,000	2,408
KLA Corp.	6,685	2,133
GlobalWafers Co., Ltd.	136,938	2,086
Texas Instruments, Inc.	12,972	1,993

American Funds Insurance Series	95

Capital Income Builder (continued)

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
Paychex, Inc.	16,447	$1,873
NetApp, Inc.	28,247	1,843
Apple, Inc.	12,770	1,746
Vanguard International Semiconductor Corp.	566,700	1,464
Tokyo Electron, Ltd.	3,400	1,110
Western Union Company	66,602	1,097
SAP SE	9,801	893
Fidelity National Information Services, Inc.	9,453	867
Analog Devices, Inc.	4,507	658
Tripod Technology Corp.	142,000	533
SINBON Electronics Co., Ltd.	42,446	363
International Business Machines Corp.	2,381	336
BE Semiconductor Industries NV	3,388	163
		88,228

Utilities 6.73%
Dominion Energy, Inc.	128,049	10,220
DTE Energy Company	52,990	6,717
National Grid PLC	465,204	5,957
Power Grid Corporation of India, Ltd.	2,035,755	5,462
Iberdrola, SA, non-registered shares	447,637	4,642
The Southern Co.	63,638	4,538
Enel SpA	809,492	4,428
E.ON SE	508,142	4,264
Edison International	53,687	3,395
Public Service Enterprise Group, Inc.	48,416	3,064
Duke Energy Corp.	26,321	2,822
Evergy, Inc.	39,780	2,596
AES Corp.	104,535	2,196
Entergy Corp.	19,327	2,177
NextEra Energy, Inc.	24,483	1,896
Exelon Corp.	41,656	1,888
Engie SA	109,459	1,258
Engie SA, bonus shares[3]	36,900	424
SSE PLC	72,232	1,421
CenterPoint Energy, Inc.	48,046	1,421
Sempra Energy	5,735	862
Power Assets Holdings, Ltd.	106,500	670
ENN Energy Holdings, Ltd.	32,400	532
Centrica PLC[5]	502,131	489
American Electric Power Company, Inc.	2,832	272
CMS Energy Corp.	3,992	270
		73,881

Real estate 6.72%
Crown Castle International Corp. REIT	136,797	23,034
VICI Properties, Inc. REIT	642,122	19,129
Digital Realty Trust, Inc. REIT	45,793	5,945
Gaming and Leisure Properties, Inc. REIT	95,781	4,392
Link REIT	355,366	2,898
Federal Realty Investment Trust REIT	27,495	2,632
CK Asset Holdings, Ltd.	308,000	2,178
American Tower Corp. REIT	7,508	1,919
Equinix, Inc. REIT	2,214	1,455
Longfor Group Holdings, Ltd.	249,000	1,176
Embassy Office Parks REIT	234,370	1,111
Charter Hall Group REIT	145,400	1,087
Powergrid Infrastructure Investment Trust	650,141	1,062
Americold Realty Trust, Inc.	32,239	968
Mindspace Business Parks REIT	214,689	953
Extra Space Storage, Inc. REIT	5,512	938
TAG Immobilien AG	63,810	728

96	American Funds Insurance Series

Capital Income Builder (continued)

Common stocks (continued)	Shares	Value (000)
Real estate (continued)
Sun Hung Kai Properties, Ltd.	61,255	$724
CTP NV	49,335	569
PSP Swiss Property AG	3,583	399
CubeSmart REIT	7,663	327
Douglas Elliman, Inc.	29,146	140
		73,764

Industrials 5.98%
Raytheon Technologies Corp.	212,630	20,436
Lockheed Martin Corp.	13,286	5,712
BAE Systems PLC	507,662	5,130
Honeywell International, Inc.	20,665	3,592
L3Harris Technologies, Inc.	13,435	3,247
Singapore Technologies Engineering, Ltd.	1,096,500	3,220
RELX PLC	98,945	2,681
RELX PLC (ADR)	7,965	215
Kone OYJ, Class B	54,424	2,587
VINCI SA	25,880	2,304
BOC Aviation, Ltd.	245,100	2,060
Siemens AG	19,999	2,035
Trinity Industries, Inc.	72,684	1,760
CCR SA, ordinary nominative shares	449,174	1,075
ABB, Ltd.	38,536	1,028
LIXIL Corp.	54,600	1,022
Compañia de Distribución Integral Logista Holdings, SA, non-registered shares	49,377	966
Trelleborg AB, Class B	47,577	959
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	64,480	898
Ventia Services Group Pty, Ltd.	490,862	844
United Parcel Service, Inc., Class B	4,455	813
Waste Management, Inc.	4,008	613
General Dynamics Corp.	2,480	549
Deutsche Post AG	14,410	540
Airbus SE, non-registered shares	3,671	356
Atlas Corp.[2]	23,578	252
Norfolk Southern Corp.	1,084	246
Sulzer AG	3,814	237
Melrose Industries PLC	122,162	223
		65,600

Energy 5.22%
TC Energy Corp. (CAD denominated)[2]	205,882	10,665
TC Energy Corp.	15,067	781
Canadian Natural Resources, Ltd. (CAD denominated)	190,567	10,240
Chevron Corp.	45,673	6,613
TotalEnergies SE	76,665	4,047
BP PLC	747,631	3,534
Shell PLC (GBP denominated)	116,755	3,033
Shell PLC (ADR)	8,003	418
Exxon Mobil Corp.	36,914	3,161
EOG Resources, Inc.	26,655	2,944
ConocoPhillips	30,877	2,773
Enbridge, Inc. (CAD denominated)	48,315	2,040
Baker Hughes Co., Class A	50,603	1,461
Schlumberger, Ltd.	35,730	1,278
Equitrans Midstream Corp.	200,167	1,273
Woodside Energy Group, Ltd.	34,151	750
Woodside Energy Group, Ltd. (CDI)[5]	23,081	489
Pioneer Natural Resources Company	5,252	1,172
DT Midstream, Inc.	12,803	628
Gazprom PJSC (ADR)[3,4]	440,214	—	[6]
		57,300

American Funds Insurance Series	97

Capital Income Builder (continued)

Common stocks (continued)	Shares	Value (000)
Communication services 3.26%
Comcast Corp., Class A	269,639	$10,581
Verizon Communications, Inc.	106,248	5,392
SoftBank Corp.	373,800	4,150
Koninklijke KPN NV	1,040,033	3,707
BCE, Inc.	64,510	3,171
Nippon Telegraph and Telephone Corp.	66,400	1,907
HKT Trust and HKT, Ltd., units	1,381,240	1,855
Singapore Telecommunications, Ltd.	573,200	1,044
Pearson PLC	106,351	971
WPP PLC	81,133	814
Omnicom Group, Inc.	10,162	646
Indus Towers, Ltd.	211,665	560
ITV PLC	569,947	453
ProSiebenSat.1 Media SE	40,927	378
Vodafone Group PLC	144,892	223
		35,852

Consumer discretionary 2.73%
McDonald’s Corp.	19,734	4,872
Midea Group Co., Ltd., Class A	385,475	3,477
Home Depot, Inc.	12,486	3,425
Industria de Diseño Textil, SA	151,346	3,424
Kering SA	5,429	2,788
Starbucks Corp.	36,027	2,752
VF Corp.	27,355	1,208
Hasbro, Inc.	14,296	1,171
Galaxy Entertainment Group, Ltd.	190,000	1,133
YUM! Brands, Inc.	9,688	1,100
Cie. Financière Richemont SA, Class A	9,843	1,048
LVMH Moët Hennessy-Louis Vuitton SE	1,480	902
Darden Restaurants, Inc.	7,867	890
Restaurant Brands International, Inc.	14,808	743
OPAP SA	27,844	398
Inchcape PLC	26,460	224
Thule Group AB	8,654	213
Kindred Group PLC (SDR)	19,169	159
		29,927

Materials 2.71%
Vale SA, ordinary nominative shares (ADR)	354,178	5,181
Vale SA, ordinary nominative shares	248,874	3,641
Rio Tinto PLC	77,432	4,634
BHP Group, Ltd. (CDI)	127,875	3,576
LyondellBasell Industries NV	28,394	2,483
Linde PLC	8,196	2,357
Air Products and Chemicals, Inc.	8,303	1,997
Evonik Industries AG	53,622	1,144
International Flavors & Fragrances, Inc.	8,013	954
BASF SE	21,232	924
Sociedad Química y Minera de Chile SA, Class B (ADR)	8,531	713
Asahi Kasei Corp.	92,600	707
UPM-Kymmene Oyj	19,277	586
Nexa Resources SA2	51,286	308
WestRock Co.	7,448	297
Fortescue Metals Group, Ltd.	19,956	241
		29,743

Total common stocks (cost: $689,320,000)		798,668

98	American Funds Insurance Series

Capital Income Builder (continued)

Preferred securities 0.05%	Shares		Value (000)
Information technology 0.05%
Samsung Electronics Co., Ltd., nonvoting preferred shares		12,647	$506

Total preferred securities (cost: $419,000)			506

Rights & warrants 0.00%
Consumer discretionary 0.00%
Compagnie Financière Richemont SA, Class A, warrants, expire 2023[5]		7,130	4

Total rights & warrants (cost: $0)			4

Convertible stocks 0.65%
Information technology 0.33%
Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022		2,393	3,597

Utilities 0.15%
AES Corp., convertible preferred units, 6.875% 2024		8,659	747
American Electric Power Company, Inc., convertible preferred units, 6.125% 2023		9,704	524
NextEra Energy, Inc., convertible preferred units, 6.219% 2023		8,500	418
			1,689

Health care 0.10%
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023[2]		841	1,113

Consumer discretionary 0.07%
Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023		6,948	732

Total convertible stocks (cost: $6,038,000)			7,131

Investment funds 2.62%
Capital Group Central Corporate Bond Fund[7]		3,406,631	28,752

Total investment funds (cost: $33,973,000)			28,752

Bonds, notes & other debt instruments 18.31%	Principal amount (000)
U.S. Treasury bonds & notes 9.47%
U.S. Treasury 6.36%
U.S. Treasury 0.125% 2022	USD	1,625	1,606
U.S. Treasury 0.125% 2023		2,200	2,169
U.S. Treasury 0.375% 2023		875	846
U.S. Treasury 0.625% 2024		11,050	10,470
U.S. Treasury 0.75% 2024		5,965	5,655
U.S. Treasury 2.50% 2024		5,424	5,378
U.S. Treasury 0.375% 2025		507	471
U.S. Treasury 0.75% 2026		4,903	4,495
U.S. Treasury 0.75% 2026		3,850	3,523
U.S. Treasury 0.75% 2026		1	1
U.S. Treasury 1.125% 2026		4,030	3,714
U.S. Treasury 1.875% 2026		6,300	6,026
U.S. Treasury 2.00% 2026[8]		2,800	2,677
U.S. Treasury 0.50% 2027		2,900	2,567
U.S. Treasury 2.50% 2027		1,440	1,405
U.S. Treasury 2.625% 2027		6,605	6,479
U.S. Treasury 1.25% 2028		1,350	1,219
U.S. Treasury 2.875% 2032		5,696	5,628

American Funds Insurance Series	99

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 1.125% 2040[8]	USD	2,400		$1,665
U.S. Treasury 2.00% 2041		300		237
U.S. Treasury 2.375% 2051[8]		197		165
U.S. Treasury 2.25% 2052[8]		4,176		3,422
				69,818

U.S. Treasury inflation-protected securities 3.11%
U.S. Treasury Inflation-Protected Security 0.125% 2023[9]		2,532		2,576
U.S. Treasury Inflation-Protected Security 0.375% 2023[9]		1,764		1,796
U.S. Treasury Inflation-Protected Security 0.625% 2023[9]		3,298		3,356
U.S. Treasury Inflation-Protected Security 0.125% 2024[9]		5,769		5,828
U.S. Treasury Inflation-Protected Security 0.125% 2024[9]		4,979		5,011
U.S. Treasury Inflation-Protected Security 0.50% 2024[9]		2,491		2,527
U.S. Treasury Inflation-Protected Security 0.625% 2024[9]		2,986		3,036
U.S. Treasury Inflation-Protected Security 0.125% 2025[9]		1,231		1,231
U.S. Treasury Inflation-Protected Security 0.125% 2025[9]		223		223
U.S. Treasury Inflation-Protected Security 0.25% 2025[9]		523		526
U.S. Treasury Inflation-Protected Security 0.375% 2025[9]		366		369
U.S. Treasury Inflation-Protected Security 0.125% 2026[9]		2,317		2,295
U.S. Treasury Inflation-Protected Security 0.125% 2030[9]		2,078		1,980
U.S. Treasury Inflation-Protected Security 0.125% 2031[9]		1,777		1,686
U.S. Treasury Inflation-Protected Security 0.125% 2031[9]		135		128
U.S. Treasury Inflation-Protected Security 0.125% 2051[8,9]		1,971		1,506
				34,074

Total U.S. Treasury bonds & notes				103,892

Mortgage-backed obligations 6.24%
Federal agency mortgage-backed obligations 5.38%
Fannie Mae Pool #695412 5.00% 2033[10]		—	[6]	—	[6]
Fannie Mae Pool #AD3566 5.00% 2035[10]		2		2
Fannie Mae Pool #AC0794 5.00% 2039[10]		5		5
Fannie Mae Pool #931768 5.00% 2039[10]		1		1
Fannie Mae Pool #AE0311 3.50% 2040[10]		10		9
Fannie Mae Pool #932606 5.00% 2040[10]		3		3
Fannie Mae Pool #AJ1873 4.00% 2041[10]		7		7
Fannie Mae Pool #AE1248 5.00% 2041[10]		9		9
Fannie Mae Pool #AE1274 5.00% 2041[10]		7		7
Fannie Mae Pool #AE1277 5.00% 2041[10]		5		5
Fannie Mae Pool #AE1283 5.00% 2041[10]		2		3
Fannie Mae Pool #AE1290 5.00% 2042[10]		5		6
Fannie Mae Pool #AT0300 3.50% 2043[10]		2		2
Fannie Mae Pool #AT3954 3.50% 2043[10]		2		2
Fannie Mae Pool #AY1829 3.50% 2044[10]		2		2
Fannie Mae Pool #BJ5015 4.00% 2047[10]		42		42
Fannie Mae Pool #BH3122 4.00% 2047[10]		1		1
Fannie Mae Pool #BK6840 4.00% 2048[10]		28		28
Fannie Mae Pool #BK5232 4.00% 2048[10]		21		21
Fannie Mae Pool #BK9743 4.00% 2048[10]		8		8
Fannie Mae Pool #BK9761 4.50% 2048[10]		5		5
Fannie Mae Pool #CA5540 3.00% 2050[10]		3,412		3,206
Fannie Mae Pool #BF0142 5.50% 2056[10]		422		453
Fannie Mae Pool #BF0342 5.50% 2059[10]		280		305
Fannie Mae Pool #BF0497 3.00% 2060[10]		346		326
Freddie Mac Pool #Q15874 4.00% 2043[10]		1		1
Freddie Mac Pool #G67711 4.00% 2048[10]		254		255
Freddie Mac Pool #Q56599 4.00% 2048[10]		32		32
Freddie Mac Pool #Q55971 4.00% 2048[10]		22		22
Freddie Mac Pool #Q56175 4.00% 2048[10]		19		19
Freddie Mac Pool #Q55970 4.00% 2048[10]		11		11
Freddie Mac Pool #Q58411 4.50% 2048[10]		58		60

100	American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #Q58436 4.50% 2048[10]	USD	31		$31
Freddie Mac Pool #Q58378 4.50% 2048[10]		21		21
Freddie Mac Pool #Q57242 4.50% 2048[10]		16		16
Freddie Mac Pool #ZT1704 4.50% 2049[10]		1,338		1,369
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[10]		253		246
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[10,11]		249		243
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[10,11]		122		119
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[10,11]		103		100
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[10]		85		83
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[10]		22		21
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 2058[10]		1,051		1,024
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[10]		676		669
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[10]		444		440
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 2058[10]		20		20
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[10]		11		10
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[10]		993		985
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 2029[10]		1,388		1,334
Government National Mortgage Assn. 4.00% 2052[10,12]		3,313		3,292
Government National Mortgage Assn. 4.00% 2052[10,12]		2,829		2,818
Government National Mortgage Assn. 4.50% 2052[10,12]		1,145		1,157
Government National Mortgage Assn. 5.00% 2052[10,12]		3,624		3,700
Government National Mortgage Assn. 5.00% 2052[10,12]		27		28
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[10]		502		514
Government National Mortgage Assn. Pool #694836 5.665% 2059[10]		1		1
Government National Mortgage Assn. Pool #765152 4.14% 2061[10]		—	[6]	—	[6]
Government National Mortgage Assn. Pool #766525 4.70% 2062[10]		—	[6]	—	[6]
Government National Mortgage Assn. Pool #725893 5.20% 2064[10]		—	[6]	—	[6]
Government National Mortgage Assn. Pool #AA7554 6.64% 2064[10]		1		1
Uniform Mortgage-Backed Security 2.50% 2037[10,12]		1,608		1,536
Uniform Mortgage-Backed Security 3.00% 2052[10,12]		1,900		1,768
Uniform Mortgage-Backed Security 3.00% 2052[10,12]		1,720		1,602
Uniform Mortgage-Backed Security 3.50% 2052[10,12]		1,927		1,851
Uniform Mortgage-Backed Security 4.00% 2052[10,12]		11,242		11,051
Uniform Mortgage-Backed Security 4.00% 2052[10,12]		531		523
Uniform Mortgage-Backed Security 4.50% 2052[10,12]		7,550		7,550
Uniform Mortgage-Backed Security 4.50% 2052[10,12]		5,351		5,362
Uniform Mortgage-Backed Security 5.00% 2052[10,12]		3,606		3,664
Uniform Mortgage-Backed Security 5.00% 2052[10,12]		1,050		1,069
				59,076

Collateralized mortgage-backed obligations (privately originated) 0.52%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[1,10,11]		161		150
Binom Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2061[1,10,11]		91		87
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 2061[1,10]		95		89
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[1,10,11]		97		96
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 2031[1,10,11]		153		150
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[1,10,11]		122		120

American Funds Insurance Series	101

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
CIM Trust, Series 2022-R2, Class A1, 3.75% 2061[1,10,11]	USD	201	$195
Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[1,10,11]		12	11
Connecticut Avenue Securities, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 1.676% 2041[1,10,11]		11	11
Connecticut Avenue Securities, Series 2022-R04, Class 1M1, (30-day Average USD-SOFR + 2.00%) 2.926% 2042[1,10,11]		158	155
Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 2069[1,10]		68	69
Finance of America Structured Securities Trust, Series 2019-JR3, Class A, 2.00% 2069[1,10]		61	63
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 2051[1,10,11]		122	105
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, (1-month USD-LIBOR + 4.70%) 6.324% 2028[10,11]		294	303
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 2.926% 2042[1,10,11]		171	169
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 3.126% 2042[1,10,11]		96	94
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (1-month USD-LIBOR + 1.70%) 3.324% 2050[1,10,11]		247	244
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (1-month USD-LIBOR + 1.85%) 3.474% 2050[1,10,11]		482	477
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B1, (1-month USD-LIBOR + 5.10%) 6.724% 2050[1,10,11]		120	122
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B1, (1-month USD-LIBOR + 6.00%) 7.624% 2050[1,10,11]		175	183
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 2039[1,10]		202	197
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[1,10,11]		137	137
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 2061[1,10,11]		83	79
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2061 (7.00% on 4/25/2025)[1,3,10,13]		215	208
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 2067 (5.25% on 11/25/2024)[1,10,13]		141	132
Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 2.424% 2053[1,10,11]		105	104
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 2.474% 2055[1,10,11]		202	196
MRA Issuance Trust, Series 2020-10, Class A3, (1-month USD-LIBOR + 1.30%) 2.10% 2022[1,10,11]		353	349
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 2.374% 2055[1,10,11]		281	278
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 2039[1,10]		100	95
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 2031[1,10,11]		90	86
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[1,10,11]		29	29
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 2057[1,10,11]		47	46
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 2057[1,10,11]		26	25
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 2058[1,10,11]		57	56
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 2058[1,10,11]		28	28
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[1,10]		516	476
Treehouse Park Improvement Association No.1 - Anleihen 9.75% 2033[1,3,4]		100	88
Tricon Residential, Series 2021-SFR1, Class A, 1.943% 2038[1,10]		196	179
			5,681

102	American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities 0.34%
Boca Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.767%) 2.27% 2039[1,10,11]	USD	110	$108
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 3.177% 2037[1,10,11]		329	323
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.11%) 2.865% 2027[1,10,11]		332	329
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 2.024% 2036[1,10,11]		548	529
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 2.223% 2036[1,10,11]		266	251
BX Trust, Series 2021-ARIA, Class C, (1-month USD-LIBOR + 1.646%) 2.97% 2036[1,10,11]		100	93
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 2.825% 2037[1,10,11]		166	162
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 1.994% 2038[1,10,11]		173	166
BX Trust, Series 2021-SOAR, Class D, (1-month USD-LIBOR + 1.40%) 2.724% 2038[1,10,11]		99	94
BX Trust, Series 2021-ACNT, Class C, (1-month USD-LIBOR + 1.50%) 2.825% 2038[1,10,11]		100	95
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 2.405% 2038[1,10,11]		99	97
GS Mortgage Securities Trust, Series 2018-HULA, Class A, 2.244% 2025[1,10,11]		229	224
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 2.474% 2038[1,10,11]		300	292
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.45% 2039[1,10,11]		100	89
La Quinta Mortgage Trust, Series 2022-LAQ, Class A, (1-month USD CME Term SOFR + 1.724%) 3.058% 2039[1,10,11]		193	188
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 2.374% 2038[1,10,11]		179	173
Multi Family Connecticut Avenue Securities, Series 2019-1, Class M10, (1-month USD-LIBOR + 3.25%) 4.874% 2049[1,10,11]		150	140
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 2.055% 2038[1,10,11]		361	344
			3,697

Total mortgage-backed obligations			68,454

Corporate bonds, notes & loans 1.83%
Energy 0.35%
Apache Corp. 4.25% 2030		385	342
Baker Hughes Co. 2.061% 2026		8	7
BP Capital Markets America, Inc. 3.633% 2030		360	341
Cenovus Energy, Inc. 5.40% 2047		75	72
Diamondback Energy, Inc. 4.25% 2052		57	48
Energy Transfer Operating LP 5.00% 2050		66	56
Energy Transfer Partners LP 5.30% 2047		14	12
EQT Corp. 5.00% 2029		35	34
EQT Corp. 3.625% 2031[1]		20	17
Equinor ASA 2.375% 2030		365	320
Exxon Mobil Corp. 2.995% 2039		200	164
MPLX LP 5.50% 2049		625	581
New Fortress Energy, Inc. 6.50% 2026[1]		80	73
NGL Energy Operating, LLC 7.50% 2026[1]		80	72
ONEOK, Inc. 3.10% 2030		42	36
ONEOK, Inc. 4.95% 2047		51	44
ONEOK, Inc. 7.15% 2051		97	103
Pemex Project Funding Master Trust, Series 13, 6.625% 2035		150	103
Petróleos Mexicanos 6.50% 2029		20	16
Petróleos Mexicanos 8.75% 2029[1]		222	201

American Funds Insurance Series	103

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Petróleos Mexicanos 7.69% 2050	USD	75	$50
Sabine Pass Liquefaction, LLC 4.50% 2030		142	136
Shell International Finance BV 2.00% 2024		420	408
TransCanada Corp. 5.875% 2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)[13]		540	515
TransCanada PipeLines, Ltd. 5.10% 2049		150	149
			3,900

Health care 0.31%
AbbVie, Inc. 3.20% 2029		25	23
AbbVie, Inc. 4.25% 2049		39	35
Amgen, Inc. 3.35% 2032		36	33
Amgen, Inc. 4.20% 2052		19	17
AstraZeneca PLC 3.375% 2025		200	198
AstraZeneca PLC 3.00% 2051		11	9
Centene Corp. 4.625% 2029		530	496
Centene Corp. 3.375% 2030		179	152
Centene Corp. 2.625% 2031		40	32
Gilead Sciences, Inc. 1.65% 2030		8	7
HCA, Inc. 3.625% 2032[1]		16	14
Humana, Inc. 3.70% 2029		12	11
Merck & Co., Inc. 1.70% 2027		118	107
Merck & Co., Inc. 3.40% 2029		110	106
Merck & Co., Inc. 2.15% 2031		168	145
Pfizer, Inc. 2.70% 2050		425	324
Regeneron Pharmaceuticals, Inc. 1.75% 2030		8	6
Regeneron Pharmaceuticals, Inc. 2.80% 2050		2	1
Shire PLC 3.20% 2026		270	260
Teva Pharmaceutical Finance Co. BV 6.00% 2024		700	691
Teva Pharmaceutical Finance Co. BV 3.15% 2026		650	535
Teva Pharmaceutical Finance Co. BV 4.10% 2046		300	188
			3,390

Consumer discretionary 0.25%
Bayerische Motoren Werke AG 3.45% 2027[1]		25	24
Bayerische Motoren Werke AG 4.15% 2030[1]		290	285
Bayerische Motoren Werke AG 3.70% 2032[1]		25	24
Daimler Trucks Finance North America, LLC 1.125% 2023[1]		495	476
Daimler Trucks Finance North America, LLC 1.625% 2024[1]		175	165
Daimler Trucks Finance North America, LLC 2.375% 2028[1]		150	129
Daimler Trucks Finance North America, LLC 2.50% 2031[1]		150	122
Ford Motor Co. 2.30% 2025		200	180
Ford Motor Credit Company, LLC 5.125% 2025		200	191
Grand Canyon University 4.125% 2024		200	191
Royal Caribbean Cruises, Ltd. 10.875% 2023[1]		250	251
Royal Caribbean Cruises, Ltd. 11.50% 2025[1]		160	165
Toyota Motor Credit Corp. 2.15% 2022		505	505
			2,708

Utilities 0.23%
AEP Transmission Co., LLC 3.80% 2049		45	39
Edison International 4.125% 2028		132	123
FirstEnergy Corp. 2.25% 2030		107	85
FirstEnergy Corp. 2.65% 2030		493	408
Pacific Gas and Electric Co. 3.25% 2024		1,025	999
Pacific Gas and Electric Co. 2.95% 2026		97	88
Pacific Gas and Electric Co. 3.75% 2028		105	93
Pacific Gas and Electric Co. 4.65% 2028		284	263

104	American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Pacific Gas and Electric Co. 2.50% 2031	USD	375	$287
Southern California Edison Co., Series C, 3.60% 2045		206	156
Union Electric Co. 3.90% 2052		25	22
			2,563

Communication services 0.23%
América Móvil, SAB de CV, 8.46% 2036	MXN	1,300	55
AT&T, Inc. 3.50% 2041	USD	75	60
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2031[1]		360	294
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2032[1]		25	21
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2034[1]		175	136
Magallanes, Inc. 4.279% 2032[1]		36	32
Magallanes, Inc. 5.05% 2042[1]		47	40
Magallanes, Inc. 5.141% 2052[1]		63	53
Netflix, Inc. 4.875% 2028		150	141
SBA Tower Trust 1.631% 2026[1]		253	227
Sprint Corp. 6.875% 2028		325	343
Sprint Corp. 8.75% 2032		275	332
T-Mobile US, Inc. 3.875% 2030		625	584
Verizon Communications, Inc. 2.355% 2032		126	105
Walt Disney Company 4.625% 2040		120	117
			2,540

Financials 0.15%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.30% 2032		150	120
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[13]		231	185
Charles Schwab Corp. 2.45% 2027		25	23
Citigroup, Inc. 3.057% 2033 (USD-SOFR + 1.351% on 1/25/2032)[13]		35	30
CME Group, Inc. 2.65% 2032		50	44
Corebridge Financial, Inc. 3.85% 2029[1]		180	166
Corebridge Financial, Inc. 3.90% 2032[1]		32	29
Corebridge Financial, Inc. 4.35% 2042[1]		7	6
Corebridge Financial, Inc. 4.40% 2052[1]		49	41
Danske Bank AS 4.298% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[1,13]		200	190
Goldman Sachs Group, Inc. 2.65% 2032 (USD-SOFR + 1.264% on 10/21/2031)[13]		75	62
Goldman Sachs Group, Inc. 3.102% 2033 (USD-SOFR + 1.41% on 2/24/2032)[13]		40	34
Intercontinental Exchange, Inc. 4.60% 2033		18	18
Intercontinental Exchange, Inc. 4.95% 2052		16	16
JPMorgan Chase & Co. 1.953% 2032 (USD-SOFR + 1.065% on 2/4/2031)[13]		227	182
JPMorgan Chase & Co. 2.963% 2033 (USD-SOFR + 1.26% on 1/25/2032)[13]		17	15
JPMorgan Chase & Co., Series I, (3-month USD-LIBOR + 3.47%) 4.709% junior subordinated perpetual bonds[11]		105	100
Navient Corp. 5.00% 2027		150	123
New York Life Global Funding 3.00% 2028[1]		150	142
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[13]		38	29
Wells Fargo & Company 3.35% 2033 (USD-SOFR + 1.50% on 3/2/2032)[13]		105	93
			1,648

Consumer staples 0.10%
7-Eleven, Inc. 0.80% 2024[1]		50	47
7-Eleven, Inc. 0.95% 2026[1]		60	53
7-Eleven, Inc. 1.30% 2028[1]		45	38
7-Eleven, Inc. 1.80% 2031[1]		325	254
Altria Group, Inc. 3.70% 2051		25	16
British American Tobacco PLC 4.70% 2027		105	103
British American Tobacco PLC 4.448% 2028		150	142
British American Tobacco PLC 4.54% 2047		82	60

American Funds Insurance Series	105

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
British American Tobacco PLC 4.758% 2049	USD	121	$92
Kraft Heinz Company 3.00% 2026		93	88
Kraft Heinz Company 4.875% 2049		170	150
Kraft Heinz Company 5.50% 2050		75	72
			1,115

Industrials 0.09%
Boeing Company 4.508% 2023		270	271
Boeing Company 2.75% 2026		91	85
Boeing Company 5.15% 2030		284	273
Boeing Company 5.805% 2050		95	87
Canadian Pacific Railway, Ltd. 2.45% 2031		78	67
Canadian Pacific Railway, Ltd. 3.10% 2051		102	75
CSX Corp. 4.75% 2048		50	49
Masco Corp. 3.125% 2051		10	7
Union Pacific Corp. 2.80% 2032		17	15
Union Pacific Corp. 3.50% 2053		20	16
			945

Information technology 0.07%
Broadcom, Inc. 4.00% 2029[1]		6	6
Broadcom, Inc. 4.15% 2032[1]		11	10
Broadcom, Inc. 3.75% 2051[1]		91	68
Lenovo Group, Ltd. 5.875% 2025		400	412
Oracle Corp. 2.875% 2031		140	115
Oracle Corp. 3.60% 2050		150	104
ServiceNow, Inc. 1.40% 2030		130	102
			817

Materials 0.03%
Dow Chemical Co. 3.60% 2050		75	57
International Flavors & Fragrances, Inc. 1.832% 2027[1]		100	86
International Flavors & Fragrances, Inc. 3.468% 2050[1]		10	7
LYB International Finance III, LLC 4.20% 2050		49	40
LYB International Finance III, LLC 3.625% 2051		102	76
South32 Treasury (USA), Ltd. 4.35% 2032[1]		14	13
			279

Real estate 0.02%
American Tower Corp. 4.05% 2032		11	10
Equinix, Inc. 1.55% 2028		25	21
Equinix, Inc. 3.20% 2029		144	128
Equinix, Inc. 2.50% 2031		47	38
			197

Total corporate bonds, notes & loans			20,102

Asset-backed obligations 0.68%
Aesop Funding, LLC, Series 2020-2, Class A, 2.02% 2027[1,10]		197	181
Aesop Funding, LLC, Series 2020-2A, Class B, 2.96% 2027[1,10]		100	94
Affirm Asset Securitization Trust, Series 2022-X1, Class A, 1.75% 2027[1,10]		178	175
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786% 2036[1,10]		86	86
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 2052[1,10]		88	87
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 2052[1,10]		100	99
AmeriCredit Automobile Receivables Trust, Series 2022-2, Class A2B, (30-day Average USD-SOFR + 1.15%) 1.927% 2025[10,11]		150	150
Bankers Healthcare Group Securitization Trust, Series 2022-A, Class A, 1.71% 2035[1,10]		91	87
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 2060[1,10]		359	326
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 2060[1,10]		90	77
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 2060[1,10]		92	83

106	American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 2060[1,10]	USD	92	$79
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 2061[1,10]		323	285
Exeter Automobile Receivables Trust, Series 2022-3A, Class A2, 3.45% 2024[10]		63	63
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 2039[1,10]		132	130
Ford Credit Auto Owner Trust, Series 2022-B, Class A2B, (30-day Average USD-SOFR + 0.60%) 1.252% 2025[10,11]		73	73
Freedom Financial, Series 2022-1FP, Class A, 0.94% 2029[1,10]		72	71
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 2045[1,10]		566	523
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 2046[1,10]		91	81
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[1,10]		145	140
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 2025[1,10]		247	231
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 2025[1,10]		100	93
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 2027[1,10]		268	237
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 2027[1,10]		100	89
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 2027[1,10]		100	88
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 2069[1,10]		51	47
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[1,10]		156	144
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[1,10]		236	219
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[1,10]		471	437
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD-LIBOR + 0.74%) 2.335% 2062[1,10,11]		248	242
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[1,10]		935	817
Nissan Auto Lease Trust, Series 2021-A, Class A3, 0.52% 2024[10]		199	193
Nissan Auto Lease Trust, Series 2022-A, Class A2B, (30-day Average USD-SOFR + 0.60%) 1.113% 2024[10,11]		250	246
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class A, 1.59% 2027[1,10]		100	91
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 2031[1,10]		100	93
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 2053[1,10]		84	74
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2033[1,10]		224	209
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2034[1,10,11]		335	304
Verizon Master Trust, Series 2022-3, Class A, 3.01% 2027 (3.76% on 11/20/2023)[10,13]		160	159
Volkswagen Auto Lease Trust, Series 2022-A, Class A2, 3.02% 2024[10]		110	109
Westlake Automobile Receivables Trust, Series 2022-2A, Class A2A, 3.36% 2025[1,10]		494	492
			7,504

Bonds & notes of governments & government agencies outside the U.S. 0.07%
Peru (Republic of) 2.783% 2031		190	162
Portuguese Republic 5.125% 2024		18	19
Qatar (State of) 4.50% 2028		200	207
Saudi Arabia (Kingdom of) 3.625% 2028		200	198
United Mexican States 3.25% 2030		200	176
			762

Municipals 0.02%
California 0.00%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 2034		15	13

Illinois 0.02%
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033		225	227

Total municipals			240

Total bonds, notes & other debt instruments (cost: $210,549,000)			200,954

American Funds Insurance Series	107

Capital Income Builder (continued)

Short-term securities 10.25%	Shares	Value (000)
Money market investments 9.10%
Capital Group Central Cash Fund 1.38%[7,14]	999,523	$99,932

Money market investments purchased with collateral from securities on loan 1.15%
Capital Group Central Cash Fund 1.38%[7,14,15]	35,799	3,579
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%[14,15]	1,889,762	1,890
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.38%[14,15]	1,789,584	1,790
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.38%[14,15]	1,789,585	1,790
BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%[14,15]	1,789,584	1,789
State Street Institutional U.S. Government Money Market Fund, Institutional Class 1.40%[14,15]	1,789,585	1,789
		12,627

Total short-term securities (cost: $112,575,000)		112,559
Total investment securities 104.64% (cost: $1,052,874,000)		1,148,574
Other assets less liabilities (4.64)%		(50,964)

Net assets 100.00%		$1,097,610

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized appreciation (depreciation) at 6/30/2022 (000)
30 Day Federal Funds Futures	Long	64	September 2022	USD	26,065	$8
90 Day Eurodollar Futures	Long	94	September 2022		22,747	(611)
2 Year U.S. Treasury Note Futures	Short	34	September 2022		(7,141)	(68)
5 Year U.S. Treasury Note Futures	Long	129	September 2022		14,480	7
10 Year Ultra U.S. Treasury Note Futures	Long	37	September 2022		4,713	(67)
10 Year U.S. Treasury Note Futures	Long	25	September 2022		2,963	(34)
20 Year U.S. Treasury Bond Futures	Long	11	September 2022		1,525	(21)
30 Year Ultra U.S. Treasury Bond Futures	Long	67	September 2022		10,341	(241)
						$(1,027)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional	Value at	Upfront premium	Unrealized appreciation
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)	6/30/2022 (000)	paid (000)	at 6/30/2022 (000)
3.5291%	Annual	U.S. EFFR	Annual	6/16/2024	USD 5,635	$57	$—	$57
3.497%	Annual	U.S. EFFR	Annual	6/16/2024	5,600	53	—	53
3.52647%	Annual	U.S. EFFR	Annual	6/16/2024	5,215	52	—	52
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024	4,100	34	—	34
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024	898	8	—	8

108	American Funds Insurance Series

Capital Income Builder (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

Receive		Pay			Notional	Value at	Upfront premium	Unrealized appreciation
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)	6/30/2022 (000)	paid (000)	at 6/30/2022 (000)
3-month USD-LIBOR	Quarterly	0.5935%	Semi-annual	5/18/2030	USD 7,200	$1,224	$—	$1,224
3-month USD-LIBOR	Quarterly	0.807%	Semi-annual	5/18/2050	805	329	—	329
						$1,757	$—	$1,757

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount (000)	Value at 6/30/2022 (000)	Upfront premium paid (000)	Unrealized depreciation at 6/30/2022 (000)
5.00%	Quarterly	CDX.NA.HY.38	6/20/2027	USD 6,138	$(185)	$174	$(359)

Investments in affiliates7

	Value of affiliates at 1/1/2022 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)
Investment funds 2.62%
Capital Group Central Corporate Bond Fund	$30,304	$3,186		$—	$—	$(4,738)	$28,752	$402

Short-term securities 9.43%
Money market investments 9.10%
Capital Group Central Cash Fund 1.38%[14]	42,892	156,994		99,931	(4)	(19)	99,932	185

Money market investments purchased with collateral from securities on loan 0.33%
Capital Group Central Cash Fund 1.38%[14,15]	1,954	1,625	[16]				3,579	—	[17]
Total short-term securities							103,511
Total 12.05%					$(4)	$(4,757)	$132,263	$587

American Funds Insurance Series	109

Capital Income Builder (continued)

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $20,860,000, which represented 1.90% of the net assets of the fund.
[2]	All or a portion of this security was on loan. The total value of all such securities was $13,384,000, which represented 1.22% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $720,000, which represented .07% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Security did not produce income during the last 12 months.
[6]	Amount less than one thousand.
[7]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $1,776,000, which represented .16% of the net assets of the fund.
[9]	Index-linked bond whose principal amount moves with a government price index.
[10]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[11]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[12]	Purchased on a TBA basis.
[13]	Step bond; coupon rate may change at a later date.
[14]	Rate represents the seven-day yield at 6/30/2022.
[15]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[16]	Represents net activity. Refer to Note 5 for more information on securities lending.
[17]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

Assn. = Association

CAD = Canadian dollars

CDI = CREST Depository Interest

CME = CME Group

EFFR = Effective Federal Funds Rate

EUR = Euros

G.O. = General Obligation

GBP = British pounds

GDR = Global Depositary Receipts

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

REIT = Real Estate Investment Trust

SDR = Swedish Depositary Receipts

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

110	American Funds Insurance Series

Asset Allocation Fund

Investment portfolio June 30, 2022	unaudited

Common stocks 66.90%	Shares	Value (000)
Health care 11.72%
UnitedHealth Group, Inc.	1,060,800	$544,859
Johnson & Johnson	2,330,000	413,598
Humana, Inc.	522,000	244,333
Cigna Corp.	900,000	237,168
Pfizer, Inc.	3,387,556	177,610
Abbott Laboratories	1,600,000	173,840
CVS Health Corp.	1,813,000	167,993
Vertex Pharmaceuticals, Inc.[1]	555,500	156,534
Eli Lilly and Company	400,469	129,844
Regeneron Pharmaceuticals, Inc.[1]	214,600	126,856
AbbVie, Inc.	821,978	125,894
Gilead Sciences, Inc.	1,845,000	114,039
Bristol-Myers Squibb Company	1,117,017	86,010
Thermo Fisher Scientific, Inc.	116,000	63,020
Centene Corp.[1]	531,513	44,971
AbCellera Biologics, Inc.[1,2]	2,676,672	28,507
Alnylam Pharmaceuticals, Inc.[1]	188,334	27,469
Rotech Healthcare, Inc.[1,3,4,5]	184,138	18,782
Zoetis, Inc., Class A	95,618	16,436
Horizon Therapeutics PLC[1]	192,328	15,340
Ultragenyx Pharmaceutical, Inc.[1]	217,400	12,970
		2,926,073

Information technology 10.33%
Microsoft Corp.	3,906,015	1,003,182
Broadcom, Inc.	1,536,813	746,599
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	2,930,000	239,528
ASML Holding NV (New York registered) (ADR)	341,764	162,639
MKS Instruments, Inc.	1,500,000	153,945
Mastercard, Inc., Class A	195,977	61,827
NVIDIA Corp.	332,696	50,433
MicroStrategy, Inc., Class A1,2	203,897	33,500
Paychex, Inc.	240,000	27,329
DocuSign, Inc.[1]	440,000	25,247
Apple, Inc.	150,000	20,508
GoDaddy, Inc., Class A1	281,000	19,546
KLA Corp.	49,000	15,635
Applied Materials, Inc.	135,000	12,282
Adobe, Inc.[1]	15,500	5,674
		2,577,874

Financials 9.61%
CME Group, Inc., Class A	977,200	200,033
Apollo Asset Management, Inc.	3,886,410	188,413
Chubb, Ltd.	800,000	157,264
First Republic Bank	1,000,000	144,200
Aon PLC, Class A	489,000	131,874
Toronto-Dominion Bank (CAD denominated)	1,996,383	130,916
Capital One Financial Corp.	1,150,000	119,818
Synchrony Financial	4,100,000	113,242
JPMorgan Chase & Co.	998,100	112,396
Bank of America Corp.	3,500,000	108,955
Western Alliance Bancorporation	1,182,849	83,509
Intercontinental Exchange, Inc.	776,000	72,975
SLM Corp.	4,530,000	72,208
KKR & Co., Inc.	1,497,000	69,296
Blue Owl Capital, Inc., Class A2	6,623,054	66,429
Wells Fargo & Company	1,570,000	61,497
M&T Bank Corp.	375,000	59,771
Ares Management Corp., Class A	1,015,403	57,736
Nasdaq, Inc.	370,100	56,455
Brookfield Asset Management, Inc., Class A	1,260,000	56,032

American Funds Insurance Series	111

Asset Allocation Fund (continued)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Signature Bank	271,435	$48,644
Fifth Third Bancorp	1,191,000	40,018
S&P Global, Inc.	118,700	40,009
The Bank of N.T. Butterfield & Son, Ltd.	1,120,585	34,951
Citizens Financial Group, Inc.	940,000	33,549
EQT AB	1,446,647	29,612
Antin Infrastructure Partners SA	1,243,300	29,342
Blackstone, Inc., nonvoting shares	237,500	21,667
Bridgepoint Group PLC	5,809,554	17,086
Progressive Corp.	105,000	12,208
OneMain Holdings, Inc.	300,000	11,214
Islandsbanki hf.	9,555,235	8,663
Hong Kong Exchanges and Clearing, Ltd.	170,000	8,363
Jonah Energy Parent, LLC[3,4]	32,117	2,061
Sberbank of Russia PJSC[1,3,4,6]	8,880,000	—	[7]
		2,400,406

Consumer discretionary 7.83%
Aramark	11,375,152	348,421
Home Depot, Inc.	1,226,200	336,310
Amazon.com, Inc.[1]	2,371,740	251,903
Dollar General Corp.	736,909	180,867
LVMH Moët Hennessy-Louis Vuitton SE	224,596	136,912
Booking Holdings, Inc.[1]	72,045	126,006
General Motors Company[1]	3,750,000	119,100
Target Corp.	750,000	105,922
Lear Corp.	800,000	100,712
D.R. Horton, Inc.	870,000	57,585
Etsy, Inc.[1]	742,289	54,343
Royal Caribbean Cruises, Ltd.[1]	1,470,324	51,329
YUM! Brands, Inc.	277,000	31,442
Xpeng, Inc., Class A (ADR)[1]	703,800	22,339
Darden Restaurants, Inc.	142,000	16,063
Chipotle Mexican Grill, Inc.[1]	5,800	7,582
Dr. Martens PLC	2,375,000	6,863
		1,953,699

Consumer staples 5.92%
Philip Morris International, Inc.	8,992,421	887,912
British American Tobacco PLC (ADR)	2,634,146	113,031
British American Tobacco PLC	1,400,000	59,980
Nestlé SA	1,300,000	151,754
Archer Daniels Midland Company	1,880,000	145,888
Altria Group, Inc.	1,570,000	65,579
Avenue Supermarts, Ltd.[1]	970,539	41,860
Costco Wholesale Corp.	26,000	12,461
		1,478,465

Industrials 5.63%
Northrop Grumman Corp.	853,553	408,485
L3Harris Technologies, Inc.	1,194,000	288,590
Lockheed Martin Corp.	644,500	277,109
Boeing Company[1]	820,000	112,110
Caterpillar, Inc.	618,000	110,474
CSX Corp.	2,628,369	76,380
Raytheon Technologies Corp.	395,000	37,963
Storskogen Group AB, Class B2	23,562,528	33,329
AMETEK, Inc.	140,000	15,385
Cintas Corp.	40,000	14,941

112	American Funds Insurance Series

Asset Allocation Fund (continued)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Copart, Inc.[1]	116,000	$12,605
Chart Industries, Inc.[1]	68,000	11,382
Air Lease Corp., Class A	220,000	7,355
		1,406,108

Communication services 5.09%
Alphabet, Inc., Class C1	194,843	426,209
Alphabet, Inc., Class A1	8,450	18,415
Charter Communications, Inc., Class A1	821,000	384,663
Meta Platforms, Inc., Class A1	1,506,948	242,995
Comcast Corp., Class A	3,307,000	129,767
Activision Blizzard, Inc.	447,541	34,846
Netflix, Inc.[1]	168,491	29,464
Electronic Arts, Inc.	35,000	4,258
		1,270,617

Materials 4.17%
Corteva, Inc.	3,900,000	211,146
Vale SA, ordinary nominative shares	7,201,887	105,356
Mosaic Co.	1,940,000	91,626
Royal Gold, Inc.	845,000	90,229
Nucor Corp.	812,700	84,854
LyondellBasell Industries NV	850,000	74,341
Rio Tinto PLC	1,175,000	70,322
First Quantum Minerals, Ltd.	3,220,000	61,088
Newmont Corp.	900,000	53,703
Wheaton Precious Metals Corp.	1,353,000	48,749
Franco-Nevada Corp.	347,089	45,657
Allegheny Technologies, Inc.[1]	1,750,000	39,742
Nutrien, Ltd. (CAD denominated)	400,272	31,877
Air Products and Chemicals, Inc.	84,000	20,200
Sherwin-Williams Company	54,700	12,248
		1,041,138

Energy 3.43%
Canadian Natural Resources, Ltd. (CAD denominated)	7,565,100	406,524
Pioneer Natural Resources Company	782,000	174,448
Cenovus Energy, Inc. (CAD denominated)	6,000,000	114,155
Hess Corp.	400,000	42,376
Chevron Corp.	270,000	39,091
ConocoPhillips	402,000	36,104
TC Energy Corp.	631,700	32,728
Equitrans Midstream Corp.	1,060,000	6,742
Chesapeake Energy Corp.	30,189	2,448
Diamond Offshore Drilling, Inc.[1,2]	247,104	1,455
Diamond Offshore Drilling, Inc.[1,6]	86,354	509
McDermott International, Ltd.[1,3,4]	40,219	23
Bighorn Permian Resources, LLC[1,3,4]	4,392	23
Constellation Oil Services Holding SA, Class B-1[1,3,4]	480,336	—	[7]
		856,626

Real estate 2.25%
VICI Properties, Inc. REIT	11,720,160	349,144
Gaming and Leisure Properties, Inc. REIT	2,595,400	119,025
STORE Capital Corp. REIT	2,200,000	57,376
Crown Castle International Corp. REIT	166,000	27,951
Equinix, Inc. REIT	12,700	8,344
		561,840

American Funds Insurance Series	113

Asset Allocation Fund (continued)

Common stocks (continued)	Shares		Value (000)
Utilities 0.92%
Enel SpA		20,400,000	$111,594
Exelon Corp.		1,195,231	54,168
CenterPoint Energy, Inc.		1,197,782	35,430
Evergy, Inc.		298,000	19,445
Constellation Energy Corp.		138,666	7,940
			228,577

Total common stocks (cost: $12,391,314,000)			16,701,423

Preferred securities 0.00%
Industrials 0.00%
ACR III LSC Holdings, LLC, Series B, preferred shares[1,3,4,6]		450	144

Total preferred securities (cost: $466,000)			144

Rights & warrants 0.00%
Energy 0.00%
Constellation Oil Services Holding SA, Class D, warrants[1,3,4]		4	—	[7]

Total rights & warrants (cost: $0)			—	[7]

Convertible stocks 0.20%
Health care 0.20%
Carbon Health Technologies, Inc., convertible preferred shares, 1.00% 2024[3,4,5]		50,000	50,000

Total convertible stocks (cost: $50,000,000)			50,000

Investment funds 5.58%
Capital Group Central Corporate Bond Fund[8]		165,135,085	1,393,740

Total investment funds (cost: $1,663,339,000)			1,393,740

Bonds, notes & other debt instruments 22.54%	Principal amount (000)
U.S. Treasury bonds & notes 8.05%
U.S. Treasury 5.58%
U.S. Treasury 1.375% 2022	USD	280	280
U.S. Treasury 1.625% 2022		94	94
U.S. Treasury 0.125% 2023		44,825	44,081
U.S. Treasury 2.25% 2023		5,000	4,948
U.S. Treasury 2.375% 2023		5,000	4,994
U.S. Treasury 2.75% 2023		15,000	14,988
U.S. Treasury 1.00% 2024		10,725	10,214
U.S. Treasury 1.50% 2024		907	877
U.S. Treasury 2.25% 2024		5,000	4,945
U.S. Treasury 2.50% 2024		239,179	237,066
U.S. Treasury 2.50% 2024		700	694
U.S. Treasury 3.00% 2024		16,500	16,515
U.S. Treasury 0.25% 2025		23,812	21,979
U.S. Treasury 2.50% 2025		3,500	3,455
U.S. Treasury 2.75% 2025		3,229	3,205
U.S. Treasury 2.875% 2025		2,724	2,714
U.S. Treasury 3.00% 2025		10,000	9,985
U.S. Treasury 0.375% 2026		75,000	68,192
U.S. Treasury 0.50% 2026		42,515	38,755
U.S. Treasury 0.75% 2026		16,833	15,431
U.S. Treasury 0.75% 2026		52	47
U.S. Treasury 0.875% 2026		565	516
U.S. Treasury 1.125% 2026		471	434

114	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 1.50% 2026	USD	500	$470
U.S. Treasury 1.625% 2026		35,000	32,935
U.S. Treasury 1.625% 2026		7,000	6,656
U.S. Treasury 1.625% 2026		1,500	1,422
U.S. Treasury 0.50% 2027		36,300	31,990
U.S. Treasury 0.625% 2027		7,109	6,228
U.S. Treasury 1.125% 2027		762	698
U.S. Treasury 2.375% 2027		880	852
U.S. Treasury 2.625% 2027		105,393	103,390
U.S. Treasury 1.25% 2028		3,142	2,813
U.S. Treasury 1.375% 2028		10,900	9,819
U.S. Treasury 1.50% 2028		50,000	45,377
U.S. Treasury 2.875% 2028		5,217	5,154
U.S. Treasury 2.875% 2029		50,000	49,389
U.S. Treasury 0.625% 2030		20,225	16,856
U.S. Treasury 1.50% 2030		36,651	32,903
U.S. Treasury 2.875% 2032[9]		206,475	204,015
U.S. Treasury 1.125% 2040		62,775	43,559
U.S. Treasury 1.375% 2040[9]		52,695	37,810
U.S. Treasury 1.75% 2041		47,854	36,257
U.S. Treasury 2.00% 2041		1,181	934
U.S. Treasury 2.375% 2042		9,305	7,857
U.S. Treasury 3.25% 2042		10,694	10,393
U.S. Treasury 2.50% 2046		3,755	3,174
U.S. Treasury 3.00% 2047		9,355	8,718
U.S. Treasury 3.00% 2048		336	316
U.S. Treasury 2.25% 2049		15,000	12,253
U.S. Treasury 1.375% 2050		12,500	8,194
U.S. Treasury 2.00% 2050		13,825	10,674
U.S. Treasury 2.00% 2051		1,356	1,044
U.S. Treasury 2.375% 2051		4,758	4,001
U.S. Treasury 2.25% 2052[9]		187,501	153,630
			1,394,190

U.S. Treasury inflation-protected securities 2.47%
U.S. Treasury Inflation-Protected Security 0.125% 2024[10]		95,764	96,387
U.S. Treasury Inflation-Protected Security 0.125% 2024[10]		7,579	7,657
U.S. Treasury Inflation-Protected Security 0.50% 2024[10]		21,407	21,715
U.S. Treasury Inflation-Protected Security 0.625% 2024[10]		97,111	98,720
U.S. Treasury Inflation-Protected Security 0.125% 2025[10]		25,738	25,752
U.S. Treasury Inflation-Protected Security 0.125% 2025[10]		3,788	3,785
U.S. Treasury Inflation-Protected Security 0.25% 2025[10]		24,408	24,560
U.S. Treasury Inflation-Protected Security 0.375% 2025[10]		4,510	4,555
U.S. Treasury Inflation-Protected Security 0.125% 2026[10]		117,121	115,994
U.S. Treasury Inflation-Protected Security 0.125% 2026[10]		42,270	41,868
U.S. Treasury Inflation-Protected Security 0.75% 2028[10]		20,152	20,324
U.S. Treasury Inflation-Protected Security 0.875% 2029[10]		22,718	22,903
U.S. Treasury Inflation-Protected Security 0.125% 2031[10]		26,261	24,919
U.S. Treasury Inflation-Protected Security 0.125% 2032[10]		58,733	55,582
U.S. Treasury Inflation-Protected Security 1.00% 2049[9,10]		53,507	51,174
			615,895

Total U.S. Treasury bonds & notes			2,010,085

Mortgage-backed obligations 6.72%
Federal agency mortgage-backed obligations 6.11%
Fannie Mae Pool #AD7072 4.00% 2025[11]		2	2
Fannie Mae Pool #AE2321 4.00% 2025[11]		1	1
Fannie Mae Pool #AE3069 4.00% 2025[11]		1	1
Fannie Mae Pool #AH6431 4.00% 2026[11]		228	230
Fannie Mae Pool #890329 4.00% 2026[11]		35	35

American Funds Insurance Series	115

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #AH5618 4.00% 2026[11]	USD	2		$2
Fannie Mae Pool #AH0829 4.00% 2026[11]		2		2
Fannie Mae Pool #MA1109 4.00% 2027[11]		3		3
Fannie Mae Pool #MA3653 3.00% 2029[11]		16		15
Fannie Mae Pool #AL8347 4.00% 2029[11]		244		247
Fannie Mae Pool #254767 5.50% 2033[11]		226		242
Fannie Mae Pool #555956 5.50% 2033[11]		146		156
Fannie Mae Pool #BN1085 4.00% 2034[11]		431		438
Fannie Mae Pool #BN3172 4.00% 2034[11]		167		169
Fannie Mae Pool #AS8554 3.00% 2036[11]		6,381		6,242
Fannie Mae Pool #929185 5.50% 2036[11]		398		426
Fannie Mae Pool #893641 6.00% 2036[11]		796		872
Fannie Mae Pool #893688 6.00% 2036[11]		168		184
Fannie Mae Pool #907239 6.00% 2036[11]		56		61
Fannie Mae Pool #AD0249 5.50% 2037[11]		120		129
Fannie Mae Pool #190379 5.50% 2037[11]		61		65
Fannie Mae Pool #924952 6.00% 2037[11]		908		995
Fannie Mae Pool #888292 6.00% 2037[11]		600		657
Fannie Mae Pool #928031 6.00% 2037[11]		69		75
Fannie Mae Pool #888637 6.00% 2037[11]		11		12
Fannie Mae Pool #AD0119 6.00% 2038[11]		1,024		1,123
Fannie Mae Pool #AD0095 6.00% 2038[11]		757		830
Fannie Mae Pool #995674 6.00% 2038[11]		338		370
Fannie Mae Pool #AE0021 6.00% 2038[11]		302		331
Fannie Mae Pool #AL7164 6.00% 2038[11]		202		216
Fannie Mae Pool #AB0538 6.00% 2038[11]		114		124
Fannie Mae Pool #889983 6.00% 2038[11]		20		22
Fannie Mae Pool #995391 6.00% 2038[11]		17		18
Fannie Mae Pool #995224 6.00% 2038[11]		8		9
Fannie Mae Pool #AD0833 6.00% 2039[11]		—	[7]	—	[7]
Fannie Mae Pool #AL0013 6.00% 2040[11]		202		222
Fannie Mae Pool #AL0309 6.00% 2040[11]		69		76
Fannie Mae Pool #MA4501 2.00% 2041[11]		9,156		8,189
Fannie Mae Pool #MA4387 2.00% 2041[11]		8,007		7,161
Fannie Mae Pool #AB4536 6.00% 2041[11]		457		495
Fannie Mae Pool #AL7228 6.00% 2041[11]		267		288
Fannie Mae Pool #FS0305 1.50% 2042[11]		23,696		20,310
Fannie Mae Pool #MA4520 2.00% 2042[11]		15,523		13,806
Fannie Mae Pool #AP2131 3.50% 2042[11]		3,348		3,291
Fannie Mae Pool #AU8813 4.00% 2043[11]		2,395		2,419
Fannie Mae Pool #AU9348 4.00% 2043[11]		1,403		1,417
Fannie Mae Pool #AU9350 4.00% 2043[11]		1,073		1,082
Fannie Mae Pool #AL8773 3.50% 2045[11]		5,612		5,517
Fannie Mae Pool #AL8354 3.50% 2045[11]		1,445		1,418
Fannie Mae Pool #AS8310 3.00% 2046[11]		396		375
Fannie Mae Pool #AL8522 3.50% 2046[11]		2,959		2,895
Fannie Mae Pool #BD9699 3.50% 2046[11]		1,500		1,467
Fannie Mae Pool #BD9307 4.00% 2046[11]		1,337		1,343
Fannie Mae Pool #BC7611 4.00% 2046[11]		115		115
Fannie Mae Pool #BM1179 3.00% 2047[11]		509		482
Fannie Mae Pool #BE1290 3.50% 2047[11]		2,188		2,140
Fannie Mae Pool #CA0770 3.50% 2047[11]		1,665		1,632
Fannie Mae Pool #MA3211 4.00% 2047[11]		2,898		2,913
Fannie Mae Pool #257036 7.00% 2047[11]		6		7
Fannie Mae Pool #256975 7.00% 2047[11]		2		2
Fannie Mae Pool #FM3278 3.50% 2048[11]		18,036		17,646
Fannie Mae Pool #MA3277 4.00% 2048[11]		12		12
Fannie Mae Pool #BK5255 4.00% 2048[11]		13		12
Fannie Mae Pool #CA4756 3.00% 2049[11]		1,857		1,745
Fannie Mae Pool #CB2375 2.50% 2051[11]		8,289		7,502
Fannie Mae Pool #CB2319 2.50% 2051[11]		204		185

116	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB2372 2.50% 2051[11]	USD	97	$88
Fannie Mae Pool #BT9510 2.50% 2051[11]		97	88
Fannie Mae Pool #BT9483 2.50% 2051[11]		98	88
Fannie Mae Pool #FM8453 3.00% 2051[11]		5,152	4,861
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[11]		92	98
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[11]		27	30
Fannie Mae, Series 2012-M14, Class A2, Multi Family, 2.301% 2022[11,12]		204	203
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.28% 2023[11,12]		2,529	2,521
Fannie Mae, Series 2014-M2, Class A2, Multi Family, 3.513% 2023[11,12]		2,637	2,643
Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 2024[11,12]		4,093	4,063
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 2024[11,12]		1,853	1,852
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.556% 2026[11,12]		7,783	7,501
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2027[11,12]		2,784	2,717
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036[11]		46	40
Freddie Mac Pool #C91912 3.00% 2037[11]		11,757	11,544
Freddie Mac Pool #G03978 5.00% 2038[11]		462	488
Freddie Mac Pool #G04553 6.50% 2038[11]		55	60
Freddie Mac Pool #G08347 4.50% 2039[11]		72	75
Freddie Mac Pool #C03518 5.00% 2040[11]		612	646
Freddie Mac Pool #Q05807 4.00% 2042[11]		1,777	1,796
Freddie Mac Pool #Q23185 4.00% 2043[11]		1,403	1,418
Freddie Mac Pool #Q23190 4.00% 2043[11]		833	844
Freddie Mac Pool #760014 2.797% 2045[11,12]		204	203
Freddie Mac Pool #Q37988 4.00% 2045[11]		6,202	6,243
Freddie Mac Pool #G60344 4.00% 2045[11]		5,323	5,382
Freddie Mac Pool #Z40130 3.00% 2046[11]		4,764	4,558
Freddie Mac Pool #Q41909 4.50% 2046[11]		285	292
Freddie Mac Pool #Q41090 4.50% 2046[11]		252	257
Freddie Mac Pool #760015 2.557% 2047[11,12]		487	482
Freddie Mac Pool #Q46021 3.50% 2047[11]		1,166	1,141
Freddie Mac Pool #SI2002 4.00% 2048[11]		2,562	2,570
Freddie Mac Pool #SD7528 2.00% 2050[11]		18,947	16,578
Freddie Mac Pool #SD7545 2.50% 2051[11]		7,407	6,727
Freddie Mac Pool #RA6483 2.50% 2051[11]		7,232	6,535
Freddie Mac Pool #QD3220 2.50% 2051[11]		97	88
Freddie Mac Pool #RA5971 3.00% 2051[11]		7,186	6,752
Freddie Mac, Series T041, Class 3A, 4.493% 2032[11,12]		199	201
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 2025[11]		3,573	3,519
Freddie Mac, Series K047, Class A2, Multi Family, 3.329% 2025[11]		4,000	3,987
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 2025[11,12]		9,778	9,861
Freddie Mac, Series K055, Class A2, Multi Family, 2.673% 2026[11]		10,050	9,788
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[11]		7,370	7,314
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 2027[11]		4,755	4,675
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[11]		3,237	3,300
Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 2032[11]		19,961	17,884
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[11]		5,498	5,359
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[11,12]		5,424	5,296
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[11,12]		2,810	2,745
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 2056[11,12]		1,218	1,198
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[11,12]		971	939
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[11]		2,047	1,996
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[11]		1,982	1,964
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[11]		796	778

American Funds Insurance Series	117

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[11]	USD	10,209	$10,103
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[11]		5,832	5,680
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[11]		2,318	2,299
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[11]		2,951	2,836
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[11]		4,582	4,542
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 2029[11]		2,455	2,412
Government National Mortgage Assn. 2.00% 2052[11,13]		68,784	61,046
Government National Mortgage Assn. 2.50% 2052[11,13]		5,866	5,370
Government National Mortgage Assn. 3.00% 2052[11,13]		98,663	93,044
Government National Mortgage Assn. 3.50% 2052[11,13]		16,452	15,968
Government National Mortgage Assn. 4.00% 2052[11,13]		8,644	8,590
Government National Mortgage Assn. 4.00% 2052[11,13]		7,382	7,352
Government National Mortgage Assn. 4.50% 2052[11,13]		33,456	33,830
Government National Mortgage Assn. Pool #BD7245 4.00% 2048[11]		441	441
Government National Mortgage Assn. Pool #MA5652 4.50% 2048[11]		381	388
Government National Mortgage Assn. Pool #MA6602 4.50% 2050[11]		226	231
Government National Mortgage Assn. Pool #MA7259 4.50% 2051[11]		2,018	2,065
Government National Mortgage Assn. Pool #MA7316 4.50% 2051[11]		558	569
Uniform Mortgage-Backed Security 1.50% 2037[11,13]		19,795	18,006
Uniform Mortgage-Backed Security 2.00% 2037[11,13]		27,169	25,366
Uniform Mortgage-Backed Security 2.50% 2037[11,13]		638	609
Uniform Mortgage-Backed Security 3.00% 2037[11,13]		12,453	12,169
Uniform Mortgage-Backed Security 2.00% 2052[11,13]		134,092	116,283
Uniform Mortgage-Backed Security 2.50% 2052[11,13]		155,788	139,985
Uniform Mortgage-Backed Security 3.00% 2052[11,13]		236,465	220,060
Uniform Mortgage-Backed Security 3.00% 2052[11,13]		4,800	4,472
Uniform Mortgage-Backed Security 3.50% 2052[11,13]		130,313	125,212
Uniform Mortgage-Backed Security 4.00% 2052[11,13]		73,067	71,827
Uniform Mortgage-Backed Security 4.00% 2052[11,13]		27,346	26,928
Uniform Mortgage-Backed Security 4.50% 2052[11,13]		79,783	79,936
Uniform Mortgage-Backed Security 4.50% 2052[11,13]		27,637	27,639
Uniform Mortgage-Backed Security 5.00% 2052[11,13]		80,945	82,414
Uniform Mortgage-Backed Security 5.00% 2052[11,13]		14,450	14,681
			1,525,097

Commercial mortgage-backed securities 0.46%
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 2063[11]		2,909	2,554
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class A4, 3.507% 2064[11,12]		2,550	2,383
Barclays Commercial Mortgage Securities, LLC, Series 2017-DELC, Class A, 2.174% 2036[6,11,12]		2,000	1,961
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2051[11]		1,000	967
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 2053[11]		2,960	2,574
Benchmark Mortgage Trust, Series 2022-B35, Class A5, 4.594% 2055[11,12]		6,337	6,467
BX Trust, Series 2021-SDMF, Class A, (1-month USD-LIBOR + 0.589%) 1.913% 2034[6,11,12]		5,954	5,658
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 2.024% 2036[6,11,12]		4,505	4,352
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 2.223% 2036[6,11,12]		7,968	7,506
BX Trust, Series 2021-ARIA, Class B, (1-month USD-LIBOR + 1.297%) 2.621% 2036[6,11,12]		5,968	5,594
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 1.994% 2038[6,11,12]		7,481	7,192

118	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
BX Trust, Series 2021-ACNT, Class A, (1-month USD-LIBOR + 0.85%) 2.174% 2038[6,11,12]	USD	5,254	$5,065
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 2.194% 2038[6,11,12]		1,351	1,297
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 2.424% 2038[6,11,12]		1,220	1,161
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 2048[11]		614	607
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 2050[11]		4,735	4,684
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 2048[11]		923	916
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 2.405% 2038[6,11,12]		1,564	1,528
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 2.705% 2038[6,11,12]		1,428	1,388
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 3.025% 2038[6,11,12]		1,492	1,446
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 2040[6,11]		3,795	3,147
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 2053[11]		2,489	2,168
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 2039[6,11]		1,964	1,812
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 2039[6,11]		868	797
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.45% 2039[6,11,12]		523	467
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 2042[6,11]		1,431	1,254
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 2.374% 2038[6,11,12]		3,572	3,445
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD-LIBOR + 1.40%) 2.724% 2038[6,11,12]		1,904	1,828
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 2039[6,11]		13,772	12,136
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 2.125% 2026[6,11,12]		3,950	3,854
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 2047[11]		663	657
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 2048[11]		582	573
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 2041[6,11]		2,194	1,867
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 2.055% 2038[6,11,12]		4,808	4,576
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 2.279% 2039[6,11,12]		10,709	10,315
			114,196

Collateralized mortgage-backed obligations (privately originated) 0.15%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[6,11,12]		1,254	1,164
Bellemeade Re, Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 3.224% 2029[6,11,12]		1,556	1,550
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 3.861% 2068[6,11,12]		1,345	1,322
Connecticut Avenue Securities, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 1.676% 2041[6,11,12]		562	556
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[6,11]		4,102	3,789
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[6,11,12]		2,230	2,101
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 2034[11]		156	152
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[6,11]		6,481	6,980
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[6,11]		2,299	2,478
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, (1-month USD-LIBOR + 3.30%) 4.924% 2027[11,12]		321	324
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 2026[6,11]		4,356	3,897

American Funds Insurance Series	119

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[6,11,12]	USD	3,481	$3,482
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 2059[6,11,12]		1,133	1,129
MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 2034[11]		329	320
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 2.474% 2055[6,11,12]		4,040	3,926
MRA Issuance Trust, Series 2020-10, Class A3, (1-month USD-LIBOR + 1.30%) 2.10% 2022[6,11,12]		1,745	1,723
Onslow Bay Financial Mortgage Loan Trust, Series 2022-J1, Class A2, 2.50% 2052[6,11,12]		2,862	2,449
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[6,11,12]		403	395
			37,737

Total mortgage-backed obligations			1,677,030

Corporate bonds, notes & loans 6.00%
Financials 1.23%
ACE INA Holdings, Inc. 2.875% 2022		3,880	3,881
ACE INA Holdings, Inc. 3.35% 2026		880	862
ACE INA Holdings, Inc. 4.35% 2045		400	378
Advisor Group Holdings, LLC 6.25% 2028[6]		4,470	3,907
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 2.45% 2026		5,457	4,756
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.00% 2028		4,501	3,796
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.30% 2032		2,838	2,275
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.40% 2033		1,781	1,409
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.85% 2041		1,970	1,423
AG Merger Sub II, Inc. 10.75% 2027[6]		2,420	2,396
Alliant Holdings Intermediate, LLC / Alliant Holdings 4.25% 2027[6]		2,100	1,821
Alliant Holdings Intermediate, LLC / Alliant Holdings 5.875% 2029[6]		2,295	1,908
Ally Financial, Inc. 8.00% 2031		3,000	3,286
American International Group, Inc. 2.50% 2025		15,800	15,080
AmWINS Group, Inc. 4.875% 2029[6]		1,348	1,106
Aretec Escrow Issuer, Inc. 7.50% 2029[6]		1,000	854
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[14]		2,428	2,131
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[14]		6,000	5,983
Bank of America Corp. 1.843% 2025 (USD-SOFR + 0.67% on 2/4/2024)[14]		6,000	5,788
Bank of America Corp. 1.197% 2026 (USD-SOFR + 1.01% on 10/24/2025)[14]		2,500	2,241
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[14]		1,565	1,394
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[14]		2,345	2,186
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[14]		1,000	800
Bank of America Corp. 2.572% 2032 (USD-SOFR + 1.21% on 10/20/2031)[14]		1,953	1,613
Bank of Nova Scotia 1.625% 2023		5,000	4,932
Berkshire Hathaway, Inc. 2.75% 2023		1,615	1,615
Berkshire Hathaway, Inc. 3.125% 2026		500	491
BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)[6,14]		2,400	2,010
Castlelake Aviation Finance DAC 5.00% 2027[6]		3,370	2,805
Citigroup, Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[14]		3,254	2,843
CME Group, Inc. 3.75% 2028		3,425	3,380
Coinbase Global, Inc. 3.375% 2028[6]		2,625	1,660
Coinbase Global, Inc. 3.625% 2031[6]		2,875	1,623
Commonwealth Bank of Australia 3.35% 2024		1,225	1,219
Commonwealth Bank of Australia 3.35% 2024[6]		1,000	995
Commonwealth Bank of Australia 2.688% 2031[6]		4,575	3,728
Compass Diversified Holdings 5.25% 2029[6]		820	678
Compass Diversified Holdings 5.00% 2032[6]		715	554
Corebridge Financial, Inc. 3.50% 2025[6]		642	624
Corebridge Financial, Inc. 3.65% 2027[6]		914	860
Corebridge Financial, Inc. 3.85% 2029[6]		621	574
Corebridge Financial, Inc. 3.90% 2032[6]		351	315
Corebridge Financial, Inc. 4.35% 2042[6]		203	174
Corebridge Financial, Inc. 4.40% 2052[6]		489	409

120	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Crédit Agricole SA 4.375% 2025[6]	USD	850	$837
Credit Suisse Group AG 3.80% 2023		1,625	1,610
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[6,14]		800	720
Danske Bank AS 3.773% 2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 3/28/2024)[6,14]		6,000	5,905
Deutsche Bank AG 2.552% 2028 (USD-SOFR + 1.318% on 1/7/2027)[14]		5,000	4,332
Digital Currency Group, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.00% 2026[3,4,12,15]		816	723
Digital Currency Group, Inc., Term Loan, 8.75% 2026[3,4,15]		1,089	926
FS Energy and Power Fund 7.50% 2023[6]		1,995	2,003
Goldman Sachs Group, Inc. 1.948% 2027 (USD-SOFR + 0.913% on 10/21/2026)[14]		2,198	1,947
Goldman Sachs Group, Inc. 2.64% 2028 (USD-SOFR + 1.114% on 2/24/2027)[14]		4,000	3,633
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[14]		390	368
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[14]		2,323	1,931
Goldman Sachs Group, Inc. 3.21% 2042 (USD-SOFR + 1.513% on 4/22/2041)[14]		2,000	1,531
Groupe BPCE SA 2.75% 2023[6]		600	598
Groupe BPCE SA 5.70% 2023[6]		2,250	2,284
Groupe BPCE SA 5.15% 2024[6]		3,710	3,713
Groupe BPCE SA 1.00% 2026[6]		3,000	2,664
Hightower Holding, LLC 6.75% 2029[6]		870	655
HSBC Holdings PLC 4.25% 2024		3,000	2,988
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[14]		625	597
HSBC Holdings PLC 2.099% 2026 (USD-SOFR + 1.929% on 6/4/2025)[14]		3,000	2,775
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[14]		1,500	1,379
Icahn Enterprises Finance Corp. 5.25% 2027		1,185	1,052
Icahn Enterprises Finance Corp. 4.375% 2029		1,525	1,235
Intercontinental Exchange, Inc. 2.65% 2040		7,425	5,464
Intesa Sanpaolo SpA 3.375% 2023[6]		750	747
Intesa Sanpaolo SpA 3.25% 2024[6]		750	727
Intesa Sanpaolo SpA 5.017% 2024[6]		1,730	1,652
Intesa Sanpaolo SpA 3.875% 2027[6]		300	277
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[14]		4,725	4,713
JPMorgan Chase & Co. 4.08% 2026 (USD-SOFR + 1.32% on 4/26/2025)[14]		6,000	5,933
JPMorgan Chase & Co. 4.323% 2028 (USD-SOFR + 1.56% on 4/26/2027)[14]		4,000	3,938
JPMorgan Chase & Co. 4.586% 2033 (USD-SOFR + 1.80% on 4/26/2032)[14]		299	294
Kasikornbank PCL HK 3.343% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[14]		1,222	1,101
Ladder Capital Corp. 4.25% 2027[6]		3,757	3,039
Lloyds Banking Group PLC 2.907% 2023 (3-month USD-LIBOR + 0.81% on 11/7/2022)[14]		750	748
Lloyds Banking Group PLC 4.05% 2023		2,000	2,006
Lloyds Banking Group PLC 1.627% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[14]		800	712
Lloyds Banking Group PLC 4.375% 2028		2,150	2,091
LPL Holdings, Inc. 4.625% 2027[6]		2,700	2,525
LPL Holdings, Inc. 4.375% 2031[6]		1,805	1,545
Marsh & McLennan Companies, Inc. 3.875% 2024		820	822
Marsh & McLennan Companies, Inc. 4.375% 2029		1,705	1,687
Marsh & McLennan Companies, Inc. 4.90% 2049		719	707
Marsh & McLennan Companies, Inc. 2.90% 2051		920	648
MGIC Investment Corp. 5.25% 2028		1,175	1,054
Mitsubishi UFJ Financial Group, Inc. 2.801% 2024		1,610	1,569
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[14]		300	299
Morgan Stanley 3.125% 2026		325	311
Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)[14]		2,000	1,734
Morgan Stanley 3.217% 2042 (USD-SOFR + 1.485% on 4/22/2041)[14]		856	675
MSCI, Inc. 3.625% 2031[6]		2,225	1,836
National Australia Bank, Ltd. 1.887% 2027[6]		5,000	4,539
Navient Corp. 5.50% 2023		2,594	2,576

American Funds Insurance Series	121

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Navient Corp. 5.875% 2024	USD	1,005	$926
Navient Corp. 6.125% 2024		8,030	7,629
Navient Corp. 5.50% 2029		5,980	4,620
New York Life Global Funding 2.35% 2026[6]		590	558
Northwestern Mutual Global Funding 1.75% 2027[6]		9,400	8,553
Onemain Finance Corp. 3.875% 2028		756	579
Owl Rock Capital Corp. 3.75% 2025		2,874	2,661
Owl Rock Capital Corp. 4.00% 2025		102	96
Owl Rock Capital Corp. 3.40% 2026		1,290	1,135
Owl Rock Capital Corp. II 4.625% 2024[6]		2,305	2,194
Owl Rock Capital Corp. III 3.125% 2027[6]		2,520	2,156
Owl Rock Core Income Corp. 4.70% 2027[6]		2,500	2,283
Oxford Finance, LLC / Oxford Finance Co-Issuer II, Inc. 6.375% 2027[6]		1,125	1,079
PNC Financial Services Group, Inc. 2.854% 2022[14]		1,445	1,446
PNC Financial Services Group, Inc. 3.90% 2024		2,000	2,006
Power Financial Corp., Ltd. 5.25% 2028		383	381
Power Financial Corp., Ltd. 6.15% 2028		350	364
Power Financial Corp., Ltd. 4.50% 2029		554	517
Power Financial Corp., Ltd. 3.95% 2030		1,213	1,077
Prudential Financial, Inc. 4.35% 2050		2,205	2,036
Prudential Financial, Inc. 3.70% 2051		755	632
Quicken Loans, LLC 3.625% 2029[6]		1,505	1,186
Rabobank Nederland 4.375% 2025		4,500	4,469
Rocket Mortgage / Rocket Mortgage Co-Issuer, Inc. 2.875% 2026[6]		2,110	1,750
Royal Bank of Canada 1.15% 2025		4,711	4,365
Ryan Specialty Group, LLC 4.375% 2030[6]		270	235
Springleaf Finance Corp. 6.125% 2024		2,550	2,442
Starwood Property Trust, Inc. 5.50% 2023[6]		1,160	1,149
Starwood Property Trust, Inc. 4.375% 2027[6]		1,540	1,339
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[6,14]		2,800	2,658
Toronto-Dominion Bank 2.65% 2024		625	614
Toronto-Dominion Bank 0.75% 2025		5,375	4,858
Toronto-Dominion Bank 1.25% 2026		2,425	2,154
Toronto-Dominion Bank 1.95% 2027		2,500	2,263
Toronto-Dominion Bank 2.45% 2032		1,500	1,255
Travelers Companies, Inc. 4.00% 2047		860	763
U.S. Bancorp 2.375% 2026		4,000	3,779
UBS Group AG 4.125% 2025[6]		2,750	2,732
UniCredit SpA 4.625% 2027[6]		625	600
Wells Fargo & Company 2.164% 2026 (3-month USD-LIBOR + 0.75% on 2/11/2025)[14]		8,000	7,528
Wells Fargo & Company 3.526% 2028 (USD-SOFR + 1.51% on 3/24/2027)[14]		4,337	4,112
Wells Fargo & Company 2.879% 2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)[14]		729	642
Westpac Banking Corp. 2.75% 2023		1,750	1,747
Westpac Banking Corp. 2.894% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[14]		3,000	2,846
Westpac Banking Corp. 2.668% 2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[14]		3,325	2,650
Westpac Banking Corp. 2.963% 2040		1,500	1,087
			307,289

Energy 0.69%
Antero Midstream Partners LP 5.375% 2029[6]		2,170	1,947
Antero Resources Corp. 7.625% 2029[6]		1,634	1,665
Ascent Resources - Utica, LLC 7.00% 2026[6]		2,000	1,863
Ascent Resources - Utica, LLC 5.875% 2029[6]		1,040	917
Bonanza Creek Energy, Inc. 5.00% 2026[6]		480	431
BP Capital Markets America, Inc. 2.772% 2050		681	474
Canadian Natural Resources, Ltd. 2.95% 2023		1,935	1,928

122	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Canadian Natural Resources, Ltd. 2.05% 2025	USD	961	$900
Canadian Natural Resources, Ltd. 4.95% 2047		1,559	1,480
Cheniere Energy Partners LP 4.50% 2029		1,085	971
Cheniere Energy Partners LP 4.00% 2031		4,485	3,824
Cheniere Energy Partners LP 3.25% 2032[6]		998	788
Cheniere Energy, Inc. 4.625% 2028		4,645	4,198
Chesapeake Energy Corp. 4.875% 2022[16]		7,225	140
Chesapeake Energy Corp. 5.50% 2026[6]		685	654
Chesapeake Energy Corp. 5.875% 2029[6]		2,240	2,117
CNX Midstream Partners LP 4.75% 2030[6]		1,055	888
CNX Resources Corp. 7.25% 2027[6]		1,725	1,693
CNX Resources Corp. 6.00% 2029[6]		2,675	2,504
Comstock Resources, Inc. 5.875% 2030[6]		450	388
Constellation Oil Services Holding SA 13.50% 2025[3,4,6]		1,121	1,120
Constellation Oil Services Holding SA 4.00% PIK or 3.00% Cash 2026[17]		428	358
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[6,12,17]		204	201
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[12,17]		185	182
Diamondback Energy, Inc. 4.40% 2051		2,594	2,215
DT Midstream, Inc. 4.375% 2031[6]		1,680	1,412
Enbridge Energy Partners LP, Series B, 7.50% 2038		300	353
Enbridge, Inc. 4.00% 2023		278	279
Enbridge, Inc. 2.50% 2025		300	289
Enbridge, Inc. 3.70% 2027		62	59
Energy Transfer Operating LP 5.00% 2050		1,869	1,593
Energy Transfer Partners LP 4.50% 2024		1,210	1,211
Energy Transfer Partners LP 4.75% 2026		2,494	2,488
Energy Transfer Partners LP 5.25% 2029		757	751
Energy Transfer Partners LP 6.00% 2048		774	729
Energy Transfer Partners LP 6.25% 2049		757	735
Enterprise Products Operating, LLC 4.90% 2046		500	458
EQM Midstream Partners, LP 4.125% 2026		686	594
EQM Midstream Partners, LP 6.50% 2027[6]		1,690	1,574
EQM Midstream Partners, LP 5.50% 2028		3,088	2,672
EQM Midstream Partners, LP 7.50% 2030[6]		642	618
EQM Midstream Partners, LP 4.75% 2031[6]		1,635	1,309
EQT Corp. 5.00% 2029		340	330
EQT Corp. 7.50% 2030[14]		1,110	1,194
EQT Corp. 3.625% 2031[6]		400	346
Equinor ASA 3.00% 2027		4,000	3,853
Equinor ASA 3.625% 2028		3,685	3,605
Exxon Mobil Corp. 2.019% 2024		643	627
Exxon Mobil Corp. 2.44% 2029		1,963	1,768
Exxon Mobil Corp. 3.452% 2051		1,000	819
Genesis Energy, LP 6.50% 2025		4,280	3,954
Genesis Energy, LP 6.25% 2026		1,805	1,615
Genesis Energy, LP 8.00% 2027		3,812	3,384
Genesis Energy, LP 7.75% 2028		470	407
Halliburton Company 3.80% 2025		6	6
Harvest Midstream I, LP 7.50% 2028[6]		850	800
Hess Midstream Operations LP 4.25% 2030[6]		960	806
Hess Midstream Operations LP 5.50% 2030[6]		400	360
Hess Midstream Partners LP 5.125% 2028[6]		2,155	1,938
Hilcorp Energy I, LP 6.00% 2030[6]		350	305
Hilcorp Energy I, LP 6.00% 2031[6]		460	397
Holly Energy Partners LP / Holly Energy Finance Corp. 6.375% 2027[6]		545	514
Marathon Oil Corp. 4.40% 2027		1,005	982
MPLX LP 4.125% 2027		500	484
MPLX LP 2.65% 2030		4,273	3,571
MPLX LP 4.50% 2038		750	659
MPLX LP 4.70% 2048		1,101	928
MPLX LP 5.50% 2049		4,491	4,176

American Funds Insurance Series	123

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
New Fortress Energy, Inc. 6.75% 2025[6]	USD	1,065	$1,009
New Fortress Energy, Inc. 6.50% 2026[6]		2,435	2,210
NGL Energy Operating, LLC 7.50% 2026[6]		13,095	11,832
NGL Energy Partners LP 6.125% 2025		3,422	2,603
Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 2029[6]		4,265	3,969
Oasis Petroleum, Inc. 6.375% 2026[6]		1,945	1,802
ONEOK, Inc. 5.85% 2026		2,469	2,562
ONEOK, Inc. 5.20% 2048		2,500	2,222
Parkland Corp. 4.625% 2030[6]		1,035	841
Petróleos Mexicanos 6.875% 2025		3,755	3,520
Petróleos Mexicanos 5.35% 2028		1,870	1,489
Petróleos Mexicanos 6.75% 2047		706	438
Pioneer Natural Resources Company 2.15% 2031		1,669	1,376
Plains All American Pipeline LP 3.80% 2030		113	100
Range Resources Corp. 8.25% 2029		1,040	1,062
Range Resources Corp. 4.75% 2030[6]		1,670	1,500
Rockies Express Pipeline, LLC 4.95% 2029[6]		2,689	2,304
Schlumberger BV 3.75% 2024[6]		495	493
Schlumberger BV 4.00% 2025[6]		70	70
Southwestern Energy Co. 7.75% 2027		2,450	2,503
Southwestern Energy Co. 8.375% 2028		395	417
Southwestern Energy Co. 5.375% 2029		1,355	1,259
Southwestern Energy Co. 5.375% 2030		1,945	1,793
Southwestern Energy Co. 4.75% 2032		960	823
Statoil ASA 3.25% 2024		2,850	2,835
Statoil ASA 4.25% 2041		2,000	1,876
Sunoco Logistics Operating Partners LP 5.40% 2047		650	572
Sunoco LP 4.50% 2029		1,050	868
Sunoco LP 4.50% 2030[6]		1,255	1,016
Targa Resources Partners LP 5.50% 2030		2,260	2,161
Teekay Offshore Partners LP 8.50% 2023[3,4,6]		3,550	3,230
Total SE 2.986% 2041		88	69
TransCanada PipeLines, Ltd. 4.25% 2028		1,090	1,062
TransCanada PipeLines, Ltd. 4.10% 2030		598	572
TransCanada PipeLines, Ltd. 4.75% 2038		2,000	1,896
TransCanada PipeLines, Ltd. 4.875% 2048		700	673
Valero Energy Corp. 4.00% 2029		4,000	3,787
Venture Global Calcasieu Pass, LLC 4.125% 2031[6]		840	720
Weatherford International, Ltd. 11.00% 2024[6]		1,196	1,207
Weatherford International, Ltd. 6.50% 2028[6]		2,380	2,140
Weatherford International, Ltd. 8.625% 2030[6]		6,460	5,373
Western Gas Partners LP 4.50% 2028		4,468	4,051
Western Midstream Operating, LP 4.55% 2030 (4.30% on 8/1/2022)[14]		1,125	976
Williams Companies, Inc. 3.50% 2030		1,094	987
			173,066

Health care 0.68%
AbbVie, Inc. 3.80% 2025		206	205
AbbVie, Inc. 2.95% 2026		1,445	1,370
AdaptHealth, LLC 5.125% 2030[6]		830	701
AmerisourceBergen Corp. 0.737% 2023		1,961	1,924
Amgen, Inc. 4.20% 2052		875	769
Amgen, Inc. 4.40% 2062		1,697	1,481
Anthem, Inc. 2.375% 2025		818	788
AstraZeneca Finance, LLC 1.20% 2026		3,786	3,431
AstraZeneca Finance, LLC 1.75% 2028		1,871	1,652
AstraZeneca Finance, LLC 2.25% 2031		742	647
AstraZeneca PLC 3.375% 2025		1,140	1,131
Bausch Health Companies, Inc. 6.125% 2027[6]		1,600	1,363
Bausch Health Companies, Inc. 4.875% 2028[6]		2,125	1,667

124	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Bausch Health Companies, Inc. 5.00% 2028[6]	USD	1,735	$929
Bausch Health Companies, Inc. 5.00% 2029[6]		1,000	523
Bausch Health Companies, Inc. 5.25% 2031[6]		3,910	2,012
Baxter International, Inc. 1.322% 2024		7,109	6,682
Baxter International, Inc. 1.915% 2027		4,739	4,248
Baxter International, Inc. 2.272% 2028		3,180	2,788
Bayer US Finance II, LLC 3.875% 2023[6]		1,685	1,683
Becton, Dickinson and Company 3.363% 2024		198	196
Boston Scientific Corp. 3.45% 2024		313	313
Centene Corp. 4.25% 2027		565	529
Centene Corp. 2.45% 2028		1,325	1,109
Centene Corp. 4.625% 2029		4,785	4,476
Centene Corp. 3.00% 2030		5,865	4,876
Cigna Corp. 3.75% 2023		245	246
Cigna Corp. 4.80% 2038		2,692	2,623
Community Health Systems, Inc. 5.625% 2027[6]		1,600	1,359
Community Health Systems, Inc. 5.25% 2030[6]		2,935	2,236
Eli Lilly and Company 3.375% 2029		1,353	1,325
GlaxoSmithKline PLC 3.625% 2025		3,585	3,593
HCA, Inc. 3.375% 2029[6]		804	708
HCA, Inc. 3.50% 2030		4,050	3,457
HCA, Inc. 3.625% 2032[6]		1,000	845
HCA, Inc. 4.375% 2042[6]		1,500	1,210
HCA, Inc. 4.625% 2052[6]		1,450	1,162
Jazz Securities DAC 4.375% 2029[6]		1,975	1,761
Merck & Co., Inc. 1.90% 2028		2,611	2,322
Merck & Co., Inc. 2.75% 2051		1,103	817
Molina Healthcare, Inc. 4.375% 2028[6]		440	394
Molina Healthcare, Inc. 3.875% 2030[6]		2,899	2,483
Molina Healthcare, Inc. 3.875% 2032[6]		3,855	3,240
Novant Health, Inc. 3.168% 2051		3,750	2,921
Novartis Capital Corp. 1.75% 2025		1,250	1,207
Novartis Capital Corp. 2.00% 2027		2,386	2,224
Owens & Minor, Inc. 4.375% 2024		5,615	5,496
Owens & Minor, Inc. 4.50% 2029[6]		3,685	3,013
Par Pharmaceutical, Inc. 7.50% 2027[6]		6,678	5,096
Pfizer, Inc. 2.95% 2024		825	822
Shire PLC 2.875% 2023		1,365	1,350
Summa Health 3.511% 2051		1,655	1,363
Tenet Healthcare Corp. 4.875% 2026[6]		11,225	10,366
Tenet Healthcare Corp. 4.25% 2029[6]		2,060	1,741
Tenet Healthcare Corp. 4.375% 2030[6]		1,925	1,632
Teva Pharmaceutical Finance Co. BV 6.00% 2024		7,016	6,928
Teva Pharmaceutical Finance Co. BV 7.125% 2025		1,935	1,891
Teva Pharmaceutical Finance Co. BV 3.15% 2026		17,790	14,646
Teva Pharmaceutical Finance Co. BV 5.125% 2029		10,195	8,424
Teva Pharmaceutical Finance Co. BV 4.10% 2046		3,550	2,222
UnitedHealth Group, Inc. 1.15% 2026		2,610	2,370
UnitedHealth Group, Inc. 4.00% 2029		3,541	3,510
UnitedHealth Group, Inc. 2.00% 2030		974	835
UnitedHealth Group, Inc. 2.30% 2031		1,312	1,138
UnitedHealth Group, Inc. 4.20% 2032		767	767
UnitedHealth Group, Inc. 3.05% 2041		3,875	3,130
UnitedHealth Group, Inc. 3.25% 2051		2,504	1,970
UnitedHealth Group, Inc. 4.75% 2052		7,505	7,514
			169,850

American Funds Insurance Series	125

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary 0.66%
Allied Universal Holdco, LLC 4.625% 2028[6]	USD	1,660	$1,374
Amazon.com, Inc. 2.70% 2060		2,765	1,880
American Honda Finance Corp. 3.50% 2028		750	723
Asbury Automotive Group, Inc. 4.625% 2029[6]		2,115	1,751
Atlas LuxCo 4 SARL 4.625% 2028[6]		1,065	864
Bayerische Motoren Werke AG 2.25% 2023[6]		300	296
Caesars Entertainment, Inc. 6.25% 2025[6]		2,815	2,722
Carnival Corp. 7.625% 2026[6]		700	544
Carnival Corp. 4.00% 2028[6]		3,875	3,191
Carvana Co. 5.625% 2025[6]		1,340	1,031
Carvana Co. 5.50% 2027[6]		3,661	2,368
Carvana Co. 5.875% 2028[6]		3,474	2,210
Carvana Co. 4.875% 2029[6]		2,150	1,226
Daimler Trucks Finance North America, LLC 3.50% 2025[6]		2,000	1,961
Daimler Trucks Finance North America, LLC 2.00% 2026[6]		2,400	2,158
Daimler Trucks Finance North America, LLC 3.65% 2027[6]		450	431
Daimler Trucks Finance North America, LLC 2.375% 2028[6]		1,350	1,163
Fertitta Entertainment, Inc. 4.625% 2029[6]		3,580	3,062
Fertitta Entertainment, Inc. 6.75% 2030[6]		1,790	1,379
First Student Bidco, Inc. / First Transit Parent, Inc. 4.00% 2029[6]		1,300	1,042
Ford Motor Credit Company, LLC 3.375% 2025		4,475	4,044
Ford Motor Credit Company, LLC 5.125% 2025		5,855	5,603
Ford Motor Credit Company, LLC 2.70% 2026		2,110	1,801
Ford Motor Credit Company, LLC 4.542% 2026		2,455	2,251
General Motors Financial Co. 3.50% 2024		4,145	4,054
General Motors Financial Co. 2.35% 2027		272	240
General Motors Financial Co. 2.70% 2027		467	411
Hanesbrands, Inc. 4.875% 2026[6]		2,700	2,506
Hilton Grand Vacations Borrower 5.00% 2029[6]		3,580	2,905
Hilton Worldwide Holdings, Inc. 4.00% 2031[6]		1,885	1,572
Home Depot, Inc. 1.50% 2028		3,000	2,614
Home Depot, Inc. 3.90% 2028		825	826
Home Depot, Inc. 2.95% 2029		4,000	3,737
Home Depot, Inc. 1.875% 2031		3,000	2,501
Home Depot, Inc. 4.25% 2046		2,000	1,882
Home Depot, Inc. 4.50% 2048		428	418
Hyundai Capital America 3.25% 2022[6]		480	480
Hyundai Capital America 1.00% 2024[6]		3,025	2,810
Hyundai Capital America 1.50% 2026[6]		850	753
Hyundai Capital America 1.65% 2026[6]		3,075	2,714
Hyundai Capital America 2.375% 2027[6]		2,579	2,271
Hyundai Capital America 2.10% 2028[6]		3,075	2,595
International Game Technology PLC 6.50% 2025[6]		2,855	2,846
International Game Technology PLC 5.25% 2029[6]		6,490	5,890
KB Home 7.25% 2030		1,295	1,229
Kontoor Brands, Inc. 4.125% 2029[6]		910	724
Lindblad Expeditions, LLC 6.75% 2027[6]		775	666
Lithia Motors, Inc. 3.875% 2029[6]		1,425	1,213
Lithia Motors, Inc. 4.375% 2031[6]		1,025	876
Marriott International, Inc. 2.75% 2033		2,500	1,969
Melco International Development, Ltd. 5.75% 2028[6]		1,710	1,103
NCL Corp., Ltd. 5.875% 2026[6]		825	650
NCL Corp., Ltd. 5.875% 2027[6]		1,375	1,178
NCL Corp., Ltd. 7.75% 2029[6]		1,375	1,054
Neiman Marcus Group, LLC 7.125% 2026[6]		1,345	1,244
Party City Holdings, Inc. 8.75% 2026[6]		1,650	1,112
Penske Automotive Group, Inc. 3.75% 2029		1,375	1,147
Premier Entertainment Sub, LLC 5.625% 2029[6]		1,690	1,206
Premier Entertainment Sub, LLC 5.875% 2031[6]		1,690	1,175
QVC, Inc. 4.75% 2027		220	174
QVC, Inc. 4.375% 2028		1,704	1,264

126	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Real Hero Merger Sub 2, Inc. 6.25% 2029[6]	USD	715	$543
Royal Caribbean Cruises, Ltd. 11.50% 2025[6]		2,023	2,084
Royal Caribbean Cruises, Ltd. 4.25% 2026[6]		3,120	2,222
Royal Caribbean Cruises, Ltd. 5.375% 2027[6]		2,520	1,838
Sally Holdings, LLC and Sally Capital, Inc. 5.625% 2025		2,705	2,544
Sands China, Ltd. 2.55% 2027[6,14]		2,075	1,515
Scientific Games Corp. 7.00% 2028[6]		750	705
Scientific Games Corp. 7.25% 2029[6]		2,240	2,104
Sonic Automotive, Inc. 4.625% 2029[6]		3,035	2,356
Sonic Automotive, Inc. 4.875% 2031[6]		1,325	999
Stellantis Finance US, Inc. 1.711% 2027[6]		2,200	1,915
Stellantis Finance US, Inc. 2.691% 2031[6]		2,150	1,705
Tempur Sealy International, Inc. 4.00% 2029[6]		1,235	997
The Gap, Inc. 3.625% 2029[6]		486	342
The Gap, Inc. 3.875% 2031[6]		323	226
Toyota Motor Credit Corp. 0.80% 2026		429	388
Toyota Motor Credit Corp. 1.90% 2027		4,640	4,267
Toyota Motor Credit Corp. 3.05% 2028		2,430	2,300
Travel + Leisure Co. 4.50% 2029[6]		2,100	1,628
VICI Properties LP 4.625% 2029[6]		995	891
VICI Properties LP / VICI Note Co., Inc. 3.50% 2025[6]		1,100	1,031
VICI Properties LP / VICI Note Co., Inc. 4.625% 2025[6]		1,050	1,001
VICI Properties LP / VICI Note Co., Inc. 4.50% 2026[6]		600	553
VICI Properties LP / VICI Note Co., Inc. 3.75% 2027[6]		450	397
VICI Properties LP / VICI Note Co., Inc. 3.875% 2029[6]		2,225	1,918
VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[6]		3,185	2,754
Volkswagen Group of America Finance, LLC 4.25% 2023[6]		3,770	3,772
Volkswagen Group of America Finance, LLC 4.625% 2025[6]		3,845	3,846
Volkswagen Group of America Finance, LLC 3.20% 2026[6]		3,201	3,031
Wheel Pros, Inc. 6.50% 2029[6]		1,750	1,239
Wyndham Destinations, Inc. 4.625% 2030[6]		1,300	1,009
Wyndham Worldwide Corp. 4.375% 2028[6]		2,255	1,976
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[6]		2,193	2,108
			163,288

Communication services 0.57%
Alphabet, Inc. 1.998% 2026		3,000	2,843
Alphabet, Inc. 1.90% 2040		1,375	988
Alphabet, Inc. 2.25% 2060		1,265	825
AT&T, Inc. 3.50% 2053		5,140	3,905
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.908% 2025		500	502
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2030[6]		3,500	2,917
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2030[6]		2,500	2,146
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2031[6]		3,875	3,169
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2032		2,710	2,203
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2032[6]		2,150	1,766
CCO Holdings, LLC and CCO Holdings Capital Corp. 3.90% 2052		3,000	2,088
Comcast Corp. 2.35% 2027		4,000	3,732
Comcast Corp. 3.20% 2036		375	318
Comcast Corp. 3.90% 2038		250	226
Comcast Corp. 2.80% 2051		791	561
Comcast Corp. 2.887% 2051		2,571	1,840
CSC Holdings, LLC 3.375% 2031[6]		1,875	1,392
DIRECTV Holdings, LLC and DIRECTV Financing Co., Inc. 5.875% 2027[6]		3,655	3,130
Embarq Corp. 7.995% 2036		3,450	2,598
Fox Corp. 4.03% 2024		1,120	1,121
Frontier Communications Corp. 5.875% 2027[6]		2,225	2,006
Frontier Communications Corp. 5.00% 2028[6]		5,550	4,730
Frontier Communications Corp. 6.75% 2029[6]		4,400	3,631
Frontier Communications Holdings, LLC 5.875% 2029		1,850	1,427

American Funds Insurance Series	127

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Frontier Communications Holdings, LLC 6.00% 2030[6]	USD	1,900	$1,467
Frontier Communications Holdings, LLC 8.75% 2030[6]		1,100	1,114
Gray Escrow II, Inc. 5.375% 2031[6]		900	723
iHeartCommunications, Inc. 5.25% 2027[6]		3,093	2,652
Intelsat Jackson Holding Co. 6.50% 2030[6]		2,891	2,392
Ligado Networks, LLC 15.50% PIK 2023[6,17]		2,782	1,517
Live Nation Entertainment, Inc. 3.75% 2028[6]		1,350	1,168
Magallanes, Inc. 3.638% 2025[6]		3,807	3,692
Magallanes, Inc. 3.755% 2027[6]		1,018	956
Magallanes, Inc. 4.054% 2029[6]		1,435	1,315
Magallanes, Inc. 4.279% 2032[6]		2,903	2,597
Magallanes, Inc. 5.05% 2042[6]		2,500	2,131
Magallanes, Inc. 5.141% 2052[6]		1,500	1,261
Midas OpCo Holdings, LLC 5.625% 2029[6]		3,205	2,584
Netflix, Inc. 4.875% 2028		1,250	1,179
Netflix, Inc. 5.875% 2028		2,175	2,132
Netflix, Inc. 5.375% 2029[6]		25	24
Netflix, Inc. 6.375% 2029		50	51
News Corp. 3.875% 2029[6]		875	758
News Corp. 5.125% 2032[6]		550	488
Nexstar Broadcasting, Inc. 4.75% 2028[6]		3,175	2,729
SBA Tower Trust 1.631% 2026[6]		8,707	7,799
Scripps Escrow II, Inc. 3.875% 2029[6]		2,325	1,953
Sinclair Television Group, Inc. 4.125% 2030[6]		1,175	934
Sirius XM Radio, Inc. 4.00% 2028[6]		3,575	3,105
Sirius XM Radio, Inc. 4.125% 2030[6]		950	796
Sirius XM Radio, Inc. 3.875% 2031[6]		1,975	1,576
Sprint Corp. 7.625% 2026		2,425	2,560
Sprint Corp. 6.875% 2028		7,550	7,962
Take-Two Interactive Software, Inc. 3.30% 2024		3,175	3,135
Take-Two Interactive Software, Inc. 3.70% 2027		2,783	2,704
Take-Two Interactive Software, Inc. 4.00% 2032		2,438	2,291
TEGNA, Inc. 5.00% 2029		1,500	1,423
T-Mobile US, Inc. 1.50% 2026		500	452
T-Mobile US, Inc. 2.05% 2028		325	282
T-Mobile US, Inc. 3.375% 2029		1,700	1,492
Univision Communications, Inc. 6.625% 2027[6]		5,800	5,533
Univision Communications, Inc. 4.50% 2029[6]		3,475	2,920
Univision Communications, Inc. 7.375% 2030[6]		225	220
Virgin Media O2 4.25% 2031[6]		4,525	3,650
Virgin Media Secured Finance PLC 4.50% 2030[6]		2,115	1,743
VMED O2 UK Financing I PLC 4.75% 2031[6]		225	182
Vodafone Group PLC 4.375% 2028		350	349
Vodafone Group PLC 5.25% 2048		500	477
Vodafone Group PLC 4.25% 2050		4,350	3,644
Ziggo Bond Co. BV 5.125% 2030[6]		1,775	1,395
Ziggo Bond Finance BV 4.875% 2030[6]		725	617
			142,188

Industrials 0.48%
AAdvantage Loyalty IP, Ltd. 5.50% 2026[6]		1,005	927
ADT Security Corp. 4.125% 2029[6]		1,630	1,327
Allison Transmission Holdings, Inc. 3.75% 2031[6]		3,445	2,767
Avis Budget Car Rental, LLC 5.75% 2027[6]		1,025	912
Avis Budget Group, Inc. 5.375% 2029[6]		2,450	2,042
Avolon Holdings Funding, Ltd. 3.95% 2024[6]		1,587	1,521
Avolon Holdings Funding, Ltd. 4.25% 2026[6]		1,126	1,044
Avolon Holdings Funding, Ltd. 4.375% 2026[6]		1,975	1,832
Boeing Company 4.875% 2025		1,555	1,551
Boeing Company 3.10% 2026		251	234

128	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Boeing Company 3.25% 2028	USD	4,000	$3,578
Boeing Company 5.15% 2030		1,100	1,057
Boeing Company 3.60% 2034		6,250	4,996
Boeing Company 5.805% 2050		4,000	3,681
Bombardier, Inc. 7.50% 2024[6]		760	715
Bombardier, Inc. 7.125% 2026[6]		2,900	2,400
Bombardier, Inc. 7.875% 2027[6]		6,745	5,632
Bombardier, Inc. 6.00% 2028[6]		1,010	758
BWX Technologies, Inc. 4.125% 2029[6]		1,025	901
Canadian National Railway Company 3.20% 2046		930	728
Canadian Pacific Railway, Ltd. 1.75% 2026		1,385	1,254
Canadian Pacific Railway, Ltd. 2.45% 2031		1,738	1,489
Canadian Pacific Railway, Ltd. 3.10% 2051		829	612
Clarivate Science Holdings Corp. 3.875% 2028[6]		590	495
Clarivate Science Holdings Corp. 4.875% 2029[6]		520	429
CoreLogic, Inc. 4.50% 2028[6]		6,075	4,688
Covert Mergeco, Inc. 4.875% 2029[6]		1,035	844
CSX Corp. 4.25% 2029		1,062	1,057
CSX Corp. 2.50% 2051		1,125	759
General Electric Capital Corp. 4.418% 2035		649	607
Honeywell International, Inc. 2.30% 2024		2,640	2,595
Honeywell International, Inc. 1.35% 2025		5,947	5,606
Honeywell International, Inc. 2.70% 2029		1,470	1,350
Icahn Enterprises Finance Corp. 4.75% 2024		2,090	1,957
L3Harris Technologies, Inc. 1.80% 2031		2,625	2,098
LSC Communications, Inc. 8.75% 2023[3,4,6,16]		4,063	39
Masco Corp. 1.50% 2028		774	650
Masco Corp. 2.00% 2031		497	391
Masco Corp. 3.125% 2051		230	158
MasTec, Inc. 4.50% 2028[6]		1,425	1,284
Meritor, Inc. 4.50% 2028[6]		730	704
Norfolk Southern Corp. 3.05% 2050		2,746	2,018
Northrop Grumman Corp. 2.93% 2025		1,820	1,782
Northrop Grumman Corp. 3.25% 2028		3,495	3,325
Otis Worldwide Corp. 2.293% 2027		2,135	1,935
Roller Bearing Company of America, Inc. 4.375% 2029[6]		195	166
Rolls-Royce PLC 5.75% 2027[6]		765	692
Siemens AG 1.20% 2026[6]		3,887	3,525
Siemens AG 1.70% 2028[6]		3,700	3,245
SkyMiles IP, Ltd. 4.75% 2028[6]		2,950	2,789
The Brink’s Co. 4.625% 2027[6]		2,385	2,124
TransDigm, Inc. 6.25% 2026[6]		3,476	3,361
TransDigm, Inc. 5.50% 2027		2,200	1,874
Triumph Group, Inc. 6.25% 2024[6]		3,390	3,028
Triumph Group, Inc. 8.875% 2024[6]		1,877	1,893
Triumph Group, Inc. 7.75% 2025[6]		3,600	2,777
Union Pacific Corp. 2.40% 2030		2,414	2,137
Union Pacific Corp. 2.95% 2052		1,000	738
Union Pacific Corp. 3.839% 2060		546	457
Union Pacific Corp. 3.799% 2071		545	438
United Airlines Holdings, Inc. 6.50% 2027[6]		2,200	2,169
United Airlines, Inc. 4.375% 2026[6]		975	863
United Airlines, Inc. 4.625% 2029[6]		2,225	1,895
United Rentals, Inc. 3.875% 2031		2,050	1,733
United Technologies Corp. 3.65% 2023		52	52
United Technologies Corp. 3.95% 2025		3,155	3,166
United Technologies Corp. 4.125% 2028		1,075	1,062
Vertical U.S. Newco, Inc. 5.25% 2027[6]		2,000	1,787
			118,700

American Funds Insurance Series	129

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Materials 0.39%
Alcoa Nederland Holding BV 4.125% 2029[6]	USD	950	$851
Allegheny Technologies, Inc. 4.875% 2029		710	567
Allegheny Technologies, Inc. 5.125% 2031		1,110	852
Anglo American Capital PLC 2.25% 2028[6]		484	418
Anglo American Capital PLC 2.625% 2030[6]		2,500	2,060
Anglo American Capital PLC 3.95% 2050[6]		1,281	985
Arconic Rolled Products Corp. 6.125% 2028[6]		750	702
Ball Corp. 3.125% 2031		3,520	2,845
Can-Pack SA / Canpack US, LLC 3.875% 2029[6]		935	731
Chevron Phillips Chemical Co., LLC 3.30% 2023[6]		595	594
Cleveland-Cliffs, Inc. 5.875% 2027		9,000	8,408
Cleveland-Cliffs, Inc. 4.625% 2029[6]		1,825	1,614
Cleveland-Cliffs, Inc. 4.875% 2031[6]		1,351	1,194
CVR Partners LP 6.125% 2028[6]		745	667
Dow Chemical Co. 3.60% 2050		1,328	1,016
First Quantum Minerals, Ltd. 6.50% 2024[6]		2,204	2,121
First Quantum Minerals, Ltd. 7.50% 2025[6]		11,350	10,754
First Quantum Minerals, Ltd. 6.875% 2026[6]		3,625	3,346
First Quantum Minerals, Ltd. 6.875% 2027[6]		4,240	3,798
FXI Holdings, Inc. 7.875% 2024[6]		1,721	1,496
FXI Holdings, Inc. 12.25% 2026[6]		4,392	3,917
Glencore Funding, LLC 4.125% 2024[6]		945	941
International Flavors & Fragrances, Inc. 1.832% 2027[6]		5,400	4,657
International Paper Co. 7.30% 2039		2,005	2,345
Joseph T. Ryerson & Son, Inc. 8.50% 2028[6]		164	169
Kaiser Aluminum Corp. 4.625% 2028[6]		1,620	1,351
LSB Industries, Inc. 6.25% 2028[6]		860	760
LYB International Finance III, LLC 2.25% 2030		1,198	989
LYB International Finance III, LLC 3.625% 2051		2,537	1,878
LYB International Finance III, LLC 3.80% 2060		1,186	844
Methanex Corp. 5.125% 2027		6,180	5,464
Mineral Resources, Ltd. 8.50% 2030[6]		1,525	1,505
Mosaic Co. 3.25% 2022		1,125	1,126
Mosaic Co. 4.05% 2027		1,050	1,028
Nova Chemicals Corp. 4.25% 2029[6]		1,875	1,468
Novelis Corp. 3.875% 2031[6]		1,115	861
Praxair, Inc. 1.10% 2030		2,938	2,352
Rio Tinto Finance (USA), Ltd. 2.75% 2051		1,837	1,347
SCIH Salt Holdings, Inc. 4.875% 2028[6]		3,485	2,904
SCIH Salt Holdings, Inc. 6.625% 2029[6]		1,230	974
Sherwin-Williams Company 3.125% 2024		275	271
Sherwin-Williams Company 3.80% 2049		5,208	4,176
South32 Treasury (USA), Ltd. 4.35% 2032[6]		2,180	2,039
Venator Materials Corp. 5.75% 2025[6]		5,845	4,689
Venator Materials Corp. 9.50% 2025[6]		1,700	1,708
Warrior Met Coal, Inc. 7.875% 2028[6]		2,900	2,767
Westlake Chemical Corp. 4.375% 2047		500	428
			97,977

Utilities 0.39%
Ameren Corp. 2.50% 2024		969	940
American Electric Power Company, Inc. 2.95% 2022		3,020	3,011
Calpine Corp. 3.75% 2031[6]		1,975	1,610
Commonwealth Edison Co. 4.35% 2045		1,085	1,006
Commonwealth Edison Co. 3.85% 2052		2,600	2,297
Dominion Resources, Inc., junior subordinated, 3.071% 2024[14]		1,775	1,734
Duke Energy Carolinas, LLC 3.95% 2028		1,250	1,233
Duke Energy Florida, LLC 3.20% 2027		1,445	1,411
Duke Energy Indiana, Inc. 3.25% 2049		1,225	950
Duke Energy Progress, LLC 3.70% 2046		457	390

130	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Duke Energy Progress, LLC 2.50% 2050	USD	202	$138
Duke Energy Progress, LLC 2.90% 2051		91	67
Edison International 3.55% 2024		2,200	2,148
EDP Finance BV 3.625% 2024[6]		4,100	4,070
Electricité de France SA 4.75% 2035[6]		1,250	1,165
Electricité de France SA 4.875% 2038[6]		2,750	2,439
Electricité de France SA 5.60% 2040		525	503
Emera US Finance LP 3.55% 2026		320	307
Enersis Américas SA 4.00% 2026		245	237
Entergy Corp. 2.80% 2030		3,325	2,855
Entergy Texas, Inc. 1.75% 2031		3,650	2,956
Eversource Energy 3.80% 2023		2,730	2,737
FirstEnergy Corp. 3.40% 2050		2,250	1,530
FirstEnergy Transmission, LLC 2.866% 2028[6]		675	572
Northern States Power Co. 4.125% 2044		3,525	3,203
NRG Energy, Inc. 3.625% 2031[6]		2,600	2,044
Pacific Gas and Electric Co. 2.10% 2027		125	105
Pacific Gas and Electric Co. 2.50% 2031		2,941	2,252
Pacific Gas and Electric Co. 3.30% 2040		100	69
Pacific Gas and Electric Co. 4.20% 2041		4,100	3,009
Pacific Gas and Electric Co. 3.50% 2050		1,250	837
PacifiCorp, First Mortgage Bonds, 4.125% 2049		4,000	3,591
PG&E Corp. 5.00% 2028		3,750	3,174
PG&E Corp. 5.25% 2030		3,400	2,804
Public Service Company of Colorado 1.875% 2031		2,775	2,322
Public Service Electric and Gas Co. 3.60% 2047		548	465
Public Service Electric and Gas Co. 3.15% 2050		2,451	1,909
Public Service Enterprise Group, Inc. 2.65% 2022		1,900	1,899
Southern California Edison Co. 2.85% 2029		4,450	3,947
Southern California Edison Co. 6.00% 2034		2,500	2,697
Southern California Edison Co. 5.35% 2035		3,000	2,997
Southern California Edison Co. 5.75% 2035		675	699
Southern California Edison Co. 4.00% 2047		264	215
Southern California Edison Co. 3.45% 2052		2,475	1,847
Talen Energy Corp. 7.25% 2027[6,16]		8,334	8,218
Talen Energy Corp., Term Loan B, (3-month USD-LIBOR + 3.75%) 5.416% 2026[12,15,16]		2,815	2,705
Talen Energy Supply, LLC 7.625% 2028[6,16]		1,180	1,158
Targa Resources Partners LP 4.00% 2032		1,750	1,501
Venture Global Calcasieu Pass, LLC 3.875% 2029[6]		1,030	904
Virginia Electric and Power Co. 2.40% 2032		2,575	2,203
Virginia Electric and Power Co. 4.60% 2048		2,650	2,555
Xcel Energy, Inc. 2.60% 2029		1,950	1,702
			97,337

Real estate 0.34%
Alexandria Real Estate Equities, Inc. 3.80% 2026		315	309
Alexandria Real Estate Equities, Inc. 3.95% 2028		1,220	1,182
Alexandria Real Estate Equities, Inc. 2.75% 2029		1,940	1,699
Alexandria Real Estate Equities, Inc. 3.375% 2031		1,320	1,170
Alexandria Real Estate Equities, Inc. 1.875% 2033		4,095	3,084
Alexandria Real Estate Equities, Inc. 4.85% 2049		410	381
American Campus Communities, Inc. 3.75% 2023		3,055	3,059
American Campus Communities, Inc. 4.125% 2024		2,075	2,087
American Campus Communities, Inc. 3.625% 2027		9,545	9,374
American Campus Communities, Inc. 3.875% 2031		331	326
American Tower Corp. 1.45% 2026		2,369	2,074
American Tower Corp. 1.60% 2026		2,347	2,101
American Tower Corp. 3.55% 2027		1,425	1,337
American Tower Corp. 1.50% 2028		2,500	2,081

American Funds Insurance Series	131

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
American Tower Corp. 3.60% 2028	USD	1,000	$936
American Tower Corp. 2.30% 2031		1,500	1,190
American Tower Corp. 2.95% 2051		2,000	1,358
Brandywine Operating Partnership LP 3.95% 2023		1,070	1,068
Brookfield Property REIT, Inc. 5.75% 2026[6]		2,575	2,357
Diversified Healthcare Trust 4.375% 2031		2,120	1,444
Essex Portfolio LP 3.875% 2024		1,000	998
Essex Portfolio LP 3.50% 2025		6,825	6,686
Extra Space Storage, Inc. 2.35% 2032		1,385	1,099
Gaming and Leisure Properties, Inc. 3.35% 2024		1,263	1,212
Host Hotels & Resorts LP 4.50% 2026		355	349
Howard Hughes Corp. 5.375% 2028[6]		1,450	1,217
Howard Hughes Corp. 4.125% 2029[6]		1,860	1,438
Howard Hughes Corp. 4.375% 2031[6]		2,615	1,940
Invitation Homes Operating Partnership LP 2.00% 2031		2,401	1,850
Iron Mountain, Inc. 5.25% 2030[6]		3,785	3,298
Iron Mountain, Inc. 4.50% 2031[6]		2,650	2,173
Kennedy-Wilson Holdings, Inc. 4.75% 2029		2,645	2,146
Kennedy-Wilson Holdings, Inc. 4.75% 2030		1,140	894
Kennedy-Wilson Holdings, Inc. 5.00% 2031		2,260	1,755
Park Intermediate Holdings, LLC 4.875% 2029[6]		2,280	1,961
Public Storage 2.37% 2022		565	564
Public Storage 1.85% 2028		2,490	2,159
Public Storage 1.95% 2028		2,027	1,754
Public Storage 2.30% 2031		719	605
Realogy Corp. 5.75% 2029[6]		2,260	1,718
RHP Hotel Properties LP / RHP Finance Corp. 4.50% 2029[6]		1,300	1,105
RLJ Lodging Trust, LP 4.00% 2029[6]		1,240	1,021
Scentre Group 3.25% 2025[6]		1,000	957
Scentre Group 3.50% 2025[6]		3,075	2,989
Scentre Group 3.75% 2027[6]		2,430	2,331
Sun Communities Operating LP 2.30% 2028		1,845	1,580
Sun Communities Operating LP 2.70% 2031		876	707
UDR, Inc. 2.95% 2026		760	718
			85,841

Information technology 0.30%
Adobe, Inc. 1.90% 2025		366	353
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.489% 2025[12,15]		4,150	3,593
Analog Devices, Inc. 1.70% 2028		1,286	1,128
Analog Devices, Inc. 2.10% 2031		1,212	1,036
Analog Devices, Inc. 2.80% 2041		2,961	2,325
Analog Devices, Inc. 2.95% 2051		1,955	1,495
Apple, Inc. 3.00% 2024		625	624
Apple, Inc. 3.35% 2027		40	40
Apple, Inc. 1.20% 2028		5,000	4,379
Avaya, Inc. 6.125% 2028[6]		1,600	1,048
Booz Allen Hamilton, Inc. 4.00% 2029[6]		1,000	874
Broadcom, Inc. 1.95% 2028[6]		1,407	1,199
Broadcom, Inc. 4.15% 2032[6]		2,811	2,541
Broadcom, Inc. 2.60% 2033[6]		2,524	1,944
Broadcom, Inc. 3.469% 2034[6]		1,771	1,444
Broadcom, Inc. 3.50% 2041[6]		3,948	2,984
CommScope Finance, LLC 6.00% 2026[6]		1,600	1,477
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 4.00% 2023[12,15]		5,393	4,577
Diebold Nixdorf, Inc. 9.375% 2025[6]		10,131	7,097
Diebold, Inc. 8.50% 2024		6,790	3,540
Fidelity National Information Services, Inc. 3.10% 2041		302	221
Fiserv, Inc. 3.50% 2029		471	430
Fiserv, Inc. 2.65% 2030		3,605	3,057

132	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
Gartner, Inc. 4.50% 2028[6]	USD	650	$598
Intuit, Inc. 0.95% 2025		1,530	1,410
Intuit, Inc. 1.35% 2027		1,395	1,219
Intuit, Inc. 1.65% 2030		1,845	1,517
Mastercard, Inc. 2.00% 2031		3,874	3,269
Microsoft Corp. 2.921% 2052		4,814	3,805
MoneyGram International, Inc. 5.375% 2026[6]		750	715
NCR Corp. 5.125% 2029[6]		1,650	1,399
PayPal Holdings, Inc. 2.65% 2026		2,364	2,243
PayPal Holdings, Inc. 2.30% 2030		2,200	1,891
Sabre GLBL, Inc. 7.375% 2025[6]		728	677
Sabre Holdings Corp. 9.25% 2025[6]		1,197	1,156
Square, Inc. 3.50% 2031[6]		2,325	1,858
Synaptics, Inc. 4.00% 2029[6]		875	712
Unisys Corp. 6.875% 2027[6]		725	634
VeriSign, Inc. 2.70% 2031		625	504
Veritas Holdings, Ltd. 7.50% 2025[6]		2,635	1,983
Viavi Solutions, Inc. 3.75% 2029[6]		725	608
Xerox Corp. 5.00% 2025[6]		2,275	2,119
			75,723

Consumer staples 0.27%
7-Eleven, Inc. 0.80% 2024[6]		1,700	1,612
7-Eleven, Inc. 0.95% 2026[6]		825	729
7-Eleven, Inc. 1.30% 2028[6]		2,500	2,081
Albertsons Companies, Inc. 3.50% 2029[6]		1,385	1,125
Altria Group, Inc. 2.45% 2032		125	94
Altria Group, Inc. 5.80% 2039		2,820	2,567
Altria Group, Inc. 3.40% 2041		1,500	995
Altria Group, Inc. 4.50% 2043		3,000	2,259
Altria Group, Inc. 5.95% 2049		490	430
Altria Group, Inc. 3.70% 2051		1,395	894
Anheuser-Busch InBev NV 4.00% 2028		845	835
Anheuser-Busch InBev NV 4.35% 2040		2,500	2,242
Anheuser-Busch InBev NV 4.60% 2048		1,500	1,350
British American Tobacco PLC 3.222% 2024		2,826	2,750
British American Tobacco PLC 3.215% 2026		3,323	3,108
British American Tobacco PLC 4.39% 2037		2,459	1,955
British American Tobacco PLC 4.54% 2047		940	691
Central Garden & Pet Co. 4.125% 2031[6]		1,395	1,122
Coca-Cola Company 1.00% 2028		940	812
Conagra Brands, Inc. 1.375% 2027		4,615	3,856
Constellation Brands, Inc. 3.60% 2028		625	594
Constellation Brands, Inc. 2.25% 2031		1,487	1,208
Coty, Inc. 4.75% 2029[6]		1,220	1,050
Imperial Tobacco Finance PLC 3.50% 2023[6]		4,000	3,978
Kronos Acquisition Holdings, Inc. 5.00% 2026[6]		2,430	2,081
Lamb Weston Holdings, Inc. 4.125% 2030[6]		2,210	1,919
PepsiCo, Inc. 1.95% 2031		3,001	2,559
PepsiCo, Inc. 2.625% 2041		5,000	3,934
PepsiCo, Inc. 3.625% 2050		777	703
PepsiCo, Inc. 2.75% 2051		1,723	1,324
Philip Morris International, Inc. 2.375% 2022		1,960	1,958
Philip Morris International, Inc. 2.875% 2024		788	779
Philip Morris International, Inc. 3.25% 2024		2,000	1,975
Philip Morris International, Inc. 0.875% 2026		2,990	2,656
Philip Morris International, Inc. 3.375% 2029		788	712
Philip Morris International, Inc. 1.75% 2030		2,956	2,293
Post Holdings, Inc. 4.625% 2030[6]		2,886	2,440

American Funds Insurance Series	133

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Prestige Brands International, Inc. 3.75% 2031[6]	USD	1,115	$926
Reynolds American, Inc. 5.85% 2045		2,030	1,707
Simmons Foods, Inc. 4.625% 2029[6]		560	474
			66,777

Total corporate bonds, notes & loans			1,498,036

Asset-backed obligations 1.46%
Aesop Funding, LLC, Series 2017-2A, Class A, 2.97% 2024[6,11]		1,920	1,914
Aesop Funding, LLC, Series 2018-1A, Class A, 3.70% 2024[6,11]		1,114	1,113
Aesop Funding, LLC, Series 2018-2A, Class A, 4.00% 2025[6,11]		3,100	3,101
Aesop Funding, LLC, Series 2021-1A, Class A, 1.38% 2027[6,11]		13,378	11,987
Aesop Funding, LLC, Series 2020-2, Class A, 2.02% 2027[6,11]		539	496
Aesop Funding, LLC, Series 2020-2A, Class B, 2.96% 2027[6,11]		138	130
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 2026[6,11]		1,545	1,504
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 1.994% 2030[6,11,12]		2,395	2,361
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 1.994% 2030[6,11,12]		1,639	1,604
Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 2.056% 2028[6,11,12]		3,042	3,004
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 2.478% 2030[6,11,12]		3,660	3,604
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 2033[6,11]		638	597
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 2037[6,11]		4,936	4,371
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 2041[6,11]		754	678
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 2.195% 2030[6,11,12]		5,185	5,118
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 2060[6,11]		5,261	4,774
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 2060[6,11]		1,774	1,520
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 2061[6,11]		6,175	5,453
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 2045[6,11]		1,560	1,401
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 2045[6,11]		1,260	1,138
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 2045[6,11]		5,730	5,129
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2046[6,11]		1,713	1,514
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[6,11,12]		9	9
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[6,11]		1,420	1,415
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[11]		258	259
Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36% 2026[11]		1,273	1,272
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[6,11]		16	16
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD-LIBOR + 0.98%) 2.024% 2028[6,11,12]		5,382	5,306
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 2045[6,11]		380	338
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 2028[6,11]		6,605	6,491
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[6,11]		6,023	5,552
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[6,11]		4,825	4,811
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[6,11]		6,000	5,980
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[6,11]		8,861	8,478
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[6,11]		9,605	9,457
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 2045[6,11]		765	707
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 2045[6,11]		308	285
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[6,11]		2,657	2,568
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[6,11]		11,017	10,100
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[6,11]		13,797	12,635
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 2041[6,11]		4,279	3,815
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 2041[6,11]		6,372	5,692
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 2041[6,11]		504	444
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 3.65% 2023[3,4,6,11]		5,930	5,755
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 2025[6,11]		8,452	7,914
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 2025[6,11]		634	587

134	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 2025[6,11]	USD	405	$374
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 2026[6,11]		8,390	8,242
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 2027[6,11]		9,163	8,097
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 2027[6,11]		685	606
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 2027[6,11]		429	376
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 2028[6,11]		8,400	7,621
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 2028[6,11]		8,750	8,454
Honda Auto Receivables Owner Trust, Series 2019-2, Class A3, 2.52% 2023[11]		265	265
Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3, (3-month USD-LIBOR + 1.00%) 2.044% 2029[6,11,12]		1,745	1,733
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 2.098% 2030[6,11,12]		5,545	5,465
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 2.194% 2029[6,11,12]		2,659	2,626
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.54% 2026[6,11]		4,700	4,474
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 2026[6,11]		1,900	1,831
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[6,11]		5,551	5,119
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 2070[6,11]		6,389	5,656
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 2046[6,11]		6,588	5,880
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 2062[6,11]		11,925	10,963
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[6,11]		6,594	6,105
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[6,11]		11,169	10,363
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[6,11]		23,051	20,148
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 2.154% 2030[6,11,12]		1,765	1,740
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 2.524% 2028[6,11,12]		1,645	1,634
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD-LIBOR + 0.80%) 1.844% 2029[6,11,12]		9,142	8,992
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 1.963% 2029[6,11,12]		500	494
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD-LIBOR + 1.40%) 2.444% 2029[6,11,12]		5,378	5,209
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 2036[11]		2,725	2,745
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 1.984% 2030[6,11,12]		4,634	4,558
Santander Drive Auto Receivables Trust, Series 2020-1, Class B, 3.03% 2024[11]		55	55
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 2025[11]		1,000	1,001
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD-LIBOR + 0.73%) 2.054% 2053[6,11,12]		7,530	7,325
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 2046[6,11]		3,575	3,262
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 2.124% 2030[6,11,12]		2,985	2,947
Sprite, Ltd., Series 2021-1, Class A, 3.75% 2046[6,11]		5,063	4,590
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 2041[6,11]		4,796	4,281
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2033[6,11]		2,639	2,464
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2033[6,11]		2,167	1,986
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 2075[6,11]		3,687	3,434
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 2045[6,11]		1,945	1,767
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 2045[6,11]		852	773
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2046[6,11]		968	846
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 2046[6,11]		4,624	4,119
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[6,11]		3,250	3,181
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 2033[6,11]		889	828
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2034[6,11,12]		7,257	6,579
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 2045[6,11]		10,888	9,705
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 2046[6,11]		2,941	2,573
			363,883

American Funds Insurance Series	135

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. 0.16%
CPPIB Capital, Inc. 2.75% 2027[6]	USD	6,600	$6,411
European Investment Bank 0.75% 2026		6,194	5,605
OMERS Finance Trust 3.50% 2032[6]		4,315	4,216
OMERS Finance Trust 4.00% 2052[6]		4,315	4,046
Panama (Republic of) 3.298% 2033		4,365	3,740
Panama (Republic of) 4.50% 2063		1,035	799
Peru (Republic of) 1.862% 2032		2,525	1,920
Peru (Republic of) 2.78% 2060		3,775	2,346
Qatar (State of) 3.375% 2024[6]		2,315	2,310
Qatar (State of) 4.00% 2029[6]		745	753
Qatar (State of) 4.817% 2049[6]		750	757
Saudi Arabia (Kingdom of) 3.25% 2030[6]		1,750	1,649
Saudi Arabia (Kingdom of) 5.25% 2050[6]		1,000	1,020
United Mexican States 2.659% 2031		2,703	2,231
United Mexican States 3.771% 2061		1,528	995
			38,798

Municipals 0.15%
California 0.02%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.158% 2026		1,200	1,117
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.332% 2027		1,660	1,521
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 2034		495	428
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.293% 2042		1,170	947
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.00% 2046		2,470	2,173
			6,186

Connecticut 0.00%
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044		15	15
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-A-1, 4.00% 2044		5	5
			20

Florida 0.04%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 2027		5,335	4,830
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 2030		5,365	4,667
			9,497

Guam 0.00%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 3.839% 2036		240	212
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 4.46% 2043		315	273
			485

Illinois 0.02%
G.O. Bonds, Pension Funding, Series 2003, Assured Guaranty Municipal insured, 5.10% 2033		4,125	4,208

Maryland 0.00%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series 2014-E, 2.857% 2040		15	15

136	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Municipals (continued)
Minnesota 0.00%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-A, 4.00% 2038	USD	40	$41

Nebraska 0.00%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-A, 3.00% 2043		5	5

New York 0.03%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.187% 2026		2,865	2,621
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 2028		4,745	4,223
			6,844

Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 2031		5,140	4,820

South Carolina 0.00%
Housing Fin. Auth., Mortgage Rev. Ref. Bonds, Series 2014, AMT, 4.00% 2041		10	10

South Dakota 0.00%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034		5	5

Tennessee 0.00%
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043		5	5

Wisconsin 0.02%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 2034		5,885	5,577

Total municipals			37,718

Total bonds, notes & other debt instruments (cost: $6,006,118,000)			5,625,550

Short-term securities 9.60%		Shares
Money market investments 9.40%
Capital Group Central Cash Fund 1.38%[8,18]		23,469,371	2,346,468

Money market investments purchased with collateral from securities on loan 0.20%
Capital Group Central Cash Fund 1.38%[8,18,19]		141,112	14,109
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%[18,19]		7,449,054	7,449
BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%[18,19]		7,054,176	7,054

American Funds Insurance Series	137

Asset Allocation Fund (continued)

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan (continued)
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.38%[18,19]	7,054,175	$7,054
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.38%[18,19]	7,054,175	7,054
State Street Institutional U.S. Government Money Market Fund, Institutional Class 1.40%[18,19]	7,054,175	7,054
		49,774

Total short-term securities (cost: $2,396,504,000)		2,396,242
Total investment securities 104.82% (cost: $22,507,741,000)		26,167,099
Other assets less liabilities (4.82)%		(1,202,094)

Net assets 100.00%		$24,965,005

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized appreciation (depreciation) at 6/30/2022 (000)
2 Year U.S. Treasury Note Futures	Long	2,307	September 2022	USD	484,506	$2,968
5 Year U.S. Treasury Note Futures	Short	348	September 2022		(39,063)	(174)
10 Year U.S. Treasury Note Futures	Short	699	September 2022		(82,853)	1,080
10 Year Ultra U.S. Treasury Note Futures	Short	3,135	September 2022		(399,321)	2,171
20 Year U.S. Treasury Bond Futures	Long	1,460	September 2022		202,393	(3,327)
30 Year Ultra U.S. Treasury Bond Futures	Short	311	September 2022		(48,001)	1,392
						$4,110

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

						Upfront	Unrealized
				Notional	Value at	premium	appreciation
Reference	Financing	Payment	Expiration	amount	6/30/2022	received	at 6/30/2022
index	rate paid	frequency	date	(000)	(000)	(000)	(000)
CDX.NA.IG.38	1.00%	Quarterly	6/20/2027	USD191,572	$88	$(1,760)	$1,848

Investments in affiliates8

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)
Common stocks 0.00%
Health care 0.00%
NuCana PLC (ADR)[1,20]	$7,086	$—	$2,674	$(14,288)	$9,876	$—	$—
Investment funds 5.58%
Capital Group Central Corporate Bond Fund	1,617,261	20,332	—	—	(243,853)	1,393,740	20,332

138	American Funds Insurance Series

Asset Allocation Fund (continued)

Investments in affiliates8 (continued)

	Value of affiliates at 1/1/2022 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)
Short-term securities 9.46%
Money market investments 9.40%
Capital Group Central Cash Fund 1.38%[18]	$1,417,334	$2,594,892		$1,665,138	$(73)	$(547)	$2,346,468	$4,686
Money market investments purchased with collateral from securities on loan 0.06%
Capital Group Central Cash Fund 1.38%[18,19]	8,492	5,617	[21]				14,109	—	[22]
Total short-term securities							2,360,577
Total 15.04%					$(14,361)	$(234,524)	$3,754,317	$25,018

Private placement securities5

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Carbon Health Technologies, Inc., convertible preferred shares, 1.00% 2024	7/9/2021	$50,000	$50,000	.20%
Rotech Healthcare, Inc.	9/26/2013	6,949	18,782	.08
Total		$56,949	$68,782	.28%

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $53,318,000, which represented .21% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $82,826,000, which represented .33% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.
[6]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,138,626,000, which represented 4.56% of the net assets of the fund.
[7]	Amount less than one thousand.
[8]	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.
[9]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $29,059,000, which represented .12% of the net assets of the fund.
[10]	Index-linked bond whose principal amount moves with a government price index.
[11]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[12]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[13]	Purchased on a TBA basis.
[14]	Step bond; coupon rate may change at a later date.
[15]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $12,524,000, which represented .05% of the net assets of the fund.
[16]	Scheduled interest and/or principal payment was not received.
[17]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[18]	Rate represents the seven-day yield at 6/30/2022.
[19]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[20]	Affiliated issuer during the reporting period but no longer held at 6/30/2022.
[21]	Represents net activity. Refer to Note 5 for more information on securities lending.
[22]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

American Funds Insurance Series	139

Asset Allocation Fund (continued)

Key to abbreviations

ADR = American Depositary Receipts
Agcy. = Agency
AMT = Alternative Minimum Tax
Assn. = Association
Auth. = Authority
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
Dept. = Department
Dev. = Development
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars

Refer to the notes to financial statements.

140	American Funds Insurance Series

American Funds Global Balanced Fund
(formerly Global Balanced Fund)
Investment portfolio June 30, 2022	unaudited

Common stocks 57.98%	Shares	Value (000)
Financials 9.06%
B3 SA-Brasil, Bolsa, Balcao	2,155,801	$4,515
Zurich Insurance Group AG	9,057	3,939
DNB Bank ASA	157,370	2,821
Toronto-Dominion Bank (CAD denominated)	32,930	2,159
ING Groep NV	218,488	2,159
PNC Financial Services Group, Inc.	12,445	1,963
Tradeweb Markets, Inc., Class A	26,076	1,780
Kotak Mahindra Bank, Ltd.	82,308	1,731
Citigroup, Inc.	31,974	1,470
AIA Group, Ltd.	130,600	1,416
Housing Development Finance Corp., Ltd.	45,344	1,246
HDFC Bank, Ltd.	70,602	1,205
BNP Paribas SA	13,671	650
JPMorgan Chase & Co.	5,741	647
Nasdaq, Inc.	3,936	600
Tryg A/S	26,250	589
Bank Central Asia Tbk PT	1,201,700	585
Aegon NV1	132,576	574
Ping An Insurance (Group) Company of China, Ltd., Class H	70,500	479
Ping An Insurance (Group) Company of China, Ltd., Class A	11,200	78
Banco Santander, SA	187,371	528
CME Group, Inc., Class A	2,404	492
Münchener Rückversicherungs-Gesellschaft AG	2,026	476
KBC Groep NV	8,458	475
Swedbank AB, Class A	30,035	380
FinecoBank SpA	28,303	339
Fairfax Financial Holdings, Ltd., subordinate voting shares	551	292
Lufax Holding, Ltd. (ADR)	47,602	286
Allfunds Group PLC	18,078	139
		34,013

Health care 7.83%
Abbott Laboratories	75,002	8,149
Novartis AG	30,322	2,568
Siemens Healthineers AG	48,353	2,457
UnitedHealth Group, Inc.	4,765	2,447
Thermo Fisher Scientific, Inc.	3,503	1,903
Gilead Sciences, Inc.	28,817	1,781
AstraZeneca PLC	13,160	1,730
Merck KGaA	8,544	1,442
PerkinElmer, Inc.	9,013	1,282
AbbVie, Inc.	7,420	1,137
Medtronic PLC	11,719	1,052
Amgen, Inc.	3,544	862
Stryker Corp.	4,289	853
BioMarin Pharmaceutical, Inc.[2]	7,114	590
Humana, Inc.	1,257	588
Bayer AG	9,217	548
		29,389

Industrials 7.76%
Raytheon Technologies Corp.	74,921	7,201
BAE Systems PLC	251,418	2,541
General Electric Co.	37,623	2,395
General Dynamics Corp.	8,844	1,957
Carrier Global Corp.	51,285	1,829
VINCI SA	16,433	1,463
RELX PLC	49,296	1,336
Siemens AG	12,400	1,262
Kingspan Group PLC	20,469	1,231
Thales SA	9,837	1,207

American Funds Insurance Series	141

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Honeywell International, Inc.	6,933	$1,205
CSX Corp.	39,937	1,160
LIXIL Corp.	57,300	1,073
SMC Corp.	2,100	936
Safran SA	4,779	472
L3Harris Technologies, Inc.	1,234	298
Melrose Industries PLC	156,807	286
Airbus SE, non-registered shares	2,836	275
Lockheed Martin Corp.	609	262
NIBE Industrier AB, Class B	33,720	253
Bureau Veritas SA	8,207	210
DSV A/S	1,312	183
Ryanair Holdings PLC (ADR)[2]	1,300	87
		29,122

Information technology 7.44%
Microsoft Corp.	33,242	8,537
Broadcom, Inc.	17,541	8,522
Micron Technology, Inc.	46,889	2,592
Apple, Inc.	14,528	1,986
Taiwan Semiconductor Manufacturing Company, Ltd.	103,000	1,649
GlobalWafers Co., Ltd.	90,000	1,371
Adobe, Inc.[2]	3,492	1,278
ServiceNow, Inc.[2]	2,335	1,110
Accenture PLC, Class A	3,181	883
		27,928

Utilities 5.51%
DTE Energy Company	32,874	4,167
National Grid PLC	191,463	2,452
Power Grid Corporation of India, Ltd.	884,910	2,374
NextEra Energy, Inc.	30,640	2,373
E.ON SE	281,377	2,361
Duke Energy Corp.	17,632	1,890
Public Service Enterprise Group, Inc.	23,120	1,463
Dominion Energy, Inc.	14,973	1,195
ENN Energy Holdings, Ltd.	67,300	1,106
Iberdrola, SA, non-registered shares	80,267	833
Enel SpA	87,509	479
		20,693

Consumer staples 5.12%
Nestlé SA	37,614	4,391
Philip Morris International, Inc.	37,743	3,727
ITC, Ltd.	993,677	3,441
Imperial Brands PLC	101,076	2,259
British American Tobacco PLC	28,823	1,235
Pernod Ricard SA	5,944	1,092
Heineken NV	10,102	921
Altria Group, Inc.	15,371	642
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	109,000	634
Treasury Wine Estates, Ltd.	42,600	334
Kweichow Moutai Co., Ltd., Class A	1,021	312
Davide Campari-Milano NV	21,508	226
		19,214

142	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Common stocks (continued)	Shares	Value (000)
Communication services 3.67%
Comcast Corp., Class A	108,820	$4,270
Alphabet, Inc., Class A2	1,325	2,887
Alphabet, Inc., Class C2	435	952
Netflix, Inc.[2]	8,391	1,467
BCE, Inc.	23,357	1,148
Omnicom Group, Inc.	11,276	717
Universal Music Group NV	33,143	665
SoftBank Corp.	58,600	651
Meta Platforms, Inc., Class A2	3,285	530
Electronic Arts, Inc.	4,197	510
		13,797

Energy 3.50%
Canadian Natural Resources, Ltd. (CAD denominated)[1]	106,085	5,701
Neste OYJ	44,747	1,981
Shell PLC (GBP denominated)	57,460	1,493
Chevron Corp.	8,464	1,225
BP PLC	197,492	933
TC Energy Corp. (CAD denominated)	12,821	664
Baker Hughes Co., Class A	18,517	535
DT Midstream, Inc.	7,634	374
Woodside Energy Group, Ltd. (CDI)[2]	11,841	251
		13,157

Materials 3.48%
Freeport-McMoRan, Inc.	91,356	2,673
Linde PLC	6,777	1,948
BHP Group, Ltd. (CDI)	64,727	1,810
Evonik Industries AG	75,312	1,607
Fortescue Metals Group, Ltd.	110,218	1,334
Rio Tinto PLC	21,289	1,274
Vale SA, ordinary nominative shares (ADR)	67,040	981
Shin-Etsu Chemical Co., Ltd.	4,900	552
UPM-Kymmene Oyj	15,780	480
Air Liquide SA, non-registered shares	2,959	397
		13,056

Consumer discretionary 2.49%
General Motors Company[2]	98,406	3,125
LVMH Moët Hennessy-Louis Vuitton SE	2,533	1,544
Ferrari NV	4,222	775
Ferrari NV (EUR denominated)	1,623	298
InterContinental Hotels Group PLC	13,131	695
Amazon.com, Inc.[2]	4,940	525
Astra International Tbk PT	1,106,100	492
Cie. Financière Richemont SA, Class A	4,164	443
Starbucks Corp.	4,927	376
Royal Caribbean Cruises, Ltd.[2]	8,753	306
Airbnb, Inc., Class A2	2,869	256
Ford Motor Co.	22,680	252
Aptiv PLC[2]	2,744	244
JD.com, Inc., Class A	1,200	39
		9,370

American Funds Insurance Series	143

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Common stocks (continued)	Shares		Value (000)
Real estate 2.12%
Crown Castle International Corp. REIT		14,805	$2,493
Equinix, Inc. REIT		2,715	1,784
Embassy Office Parks REIT		363,682	1,723
CTP NV		78,913	910
Digital Realty Trust, Inc. REIT		4,862	631
Americold Realty Trust, Inc.		13,585	408
			7,949

Total common stocks (cost: $209,035,000)			217,688

Preferred securities 0.37%
Financials 0.37%
Fannie Mae, Series S, 8.25% noncumulative preferred shares[2]		223,000	776
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[2]		192,000	636

Total preferred securities (cost: $1,545,000)			1,412

Convertible stocks 0.11%
Health care 0.11%
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023		300	397

Total convertible stocks (cost: $410,000)			397

Bonds, notes & other debt instruments 36.78%	Principal amount (000)
U.S. Treasury bonds & notes 14.46%
U.S. Treasury 13.94%
U.S. Treasury 1.875% 2022	USD	1,810	1,810
U.S. Treasury 2.50% 2023		1,182	1,180
U.S. Treasury 2.75% 2023		1,485	1,484
U.S. Treasury 0.375% 2024		440	417
U.S. Treasury 1.50% 2024		5,058	4,939
U.S. Treasury 1.50% 2024		1,300	1,256
U.S. Treasury 2.50% 2024		995	986
U.S. Treasury 0.25% 2025		1,004	920
U.S. Treasury 0.375% 2025		50	46
U.S. Treasury 1.75% 2025		440	425
U.S. Treasury 2.875% 2025		1,031	1,027
U.S. Treasury 0.50% 2026		500	456
U.S. Treasury 0.625% 2026		500	453
U.S. Treasury 0.75% 2026		2,075	1,906
U.S. Treasury 0.875% 2026		500	457
U.S. Treasury 0.875% 2026		454	417
U.S. Treasury 1.125% 2026		1,000	922
U.S. Treasury 1.875% 2027		6,696	6,356
U.S. Treasury 2.25% 2027		298	287
U.S. Treasury 2.50% 2027		1,325	1,293
U.S. Treasury 2.75% 2027		10,830	10,683
U.S. Treasury 2.875% 2028		1,275	1,260
U.S. Treasury 2.875% 2028		557	550
U.S. Treasury 0.625% 2030		2,223	1,853
U.S. Treasury 0.625% 2030		650	538
U.S. Treasury 1.25% 2031		575	494
U.S. Treasury 1.375% 2031		834	723
U.S. Treasury 1.625% 2031		375	335
U.S. Treasury 1.875% 2032		3,109	2,813
U.S. Treasury 2.875% 2032		340	336
U.S. Treasury 1.875% 2041		920	719

144	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 2.25% 2041	USD	525	$436
U.S. Treasury 2.875% 2046		400	364
U.S. Treasury 1.25% 2050		140	89
U.S. Treasury 1.875% 2051[3]		1,626	1,215
U.S. Treasury 2.00% 2051[3]		2,396	1,844
U.S. Treasury 2.375% 2051		490	412
U.S. Treasury 2.25% 2052		765	627
			52,328

U.S. Treasury inflation-protected securities 0.52%
U.S. Treasury Inflation-Protected Security 0.125% 2024[4]		804	812
U.S. Treasury Inflation-Protected Security 0.125% 2024[4]		558	562
U.S. Treasury Inflation-Protected Security 0.375% 2027[4]		357	355
U.S. Treasury Inflation-Protected Security 1.00% 2049[4]		241	231
			1,960

Total U.S. Treasury bonds & notes			54,288

Bonds & notes of governments & government agencies outside the U.S. 14.07%
Abu Dhabi (Emirate of) 2.50% 2022[5]		200	200
Abu Dhabi (Emirate of) 0.75% 2023[5]		275	266
Agricultural Development Bank of China 3.75% 2029	CNY	550	86
Asian Development Bank 1.125% 2025	GBP	100	117
Australia (Commonwealth of), Series 159, 0.25% 2024	AUD	500	324
Australia (Commonwealth of), Series 139, 3.25% 2025		875	606
Australia (Commonwealth of), Series 152, 2.75% 2028		310	205
Australia (Commonwealth of), Series 163, 1.00% 2031		660	360
Australia (Commonwealth of), Series 166, 3.00% 2033		2,250	1,451
Austria (Republic of) 0% 2031	EUR	660	592
Brazil (Federative Republic of) 10.00% 2023	BRL	600	113
Brazil (Federative Republic of) 0% 2024		1,700	269
Brazil (Federative Republic of) 10.00% 2025		900	162
Canada 0.75% 2024	CAD	1,125	830
Canada 2.25% 2025		1,400	1,062
Canada 0.25% 2026		570	400
Canada 2.25% 2029		1,525	1,120
Chile (Republic of) 5.80% 2024	CLP	85,000	90
Chile (Republic of) 4.50% 2026		5,000	5
Chile (Republic of) 5.00% 2028		60,000	60
Chile (Republic of) 4.70% 2030		355,000	346
China (People’s Republic of), Series 1910, 3.86% 2049	CNY	2,110	343
China (People’s Republic of), Series INBK, 3.39% 2050		1,100	165
China (People’s Republic of), Series INBK, 3.81% 2050		11,200	1,808
China Development Bank Corp., Series 2008, 2.89% 2025		3,240	487
China Development Bank Corp., Series 2009, 3.39% 2027		10,400	1,588
China Development Bank Corp., Series 2004, 3.43% 2027		1,060	162
China Development Bank Corp., Series 1805, 4.88% 2028		2,040	334
Colombia (Republic of), Series B, 5.75% 2027	COP	2,331,300	445
Colombia (Republic of), Series B, 7.00% 2031		6,087,800	1,115
European Investment Bank 0.375% 2027	EUR	110	108
European Investment Bank 0.25% 2032		860	760
European Union 0% 2026		100	99
European Union 0.25% 2026		50	50
French Republic O.A.T. 0% 2030		1,320	1,194
French Republic O.A.T. 0% 2032		650	563
French Republic O.A.T. 3.25% 2045		160	192
Germany (Federal Republic of) 0% 2025		525	538
Germany (Federal Republic of) 0% 2027		1,510	1,507
Germany (Federal Republic of) 0% 2031		3,080	2,867

American Funds Insurance Series	145

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Germany (Federal Republic of) 0% 2032	EUR	540	$497
Germany (Federal Republic of) 0% 2050		200	134
Greece (Hellenic Republic of) 3.45% 2024		320	346
Greece (Hellenic Republic of) 3.375% 2025		300	322
Greece (Hellenic Republic of) 1.75% 2032		725	644
Hungary (Republic of) 2.125% 2031[5]	USD	460	357
Hungary (Republic of) 3.125% 2051[5]		200	133
Hungary (Republic of), Series C, 1.00% 2025	HUF	43,000	90
India (Republic of) 5.15% 2025	INR	8,000	96
Indonesia (Republic of), Series 78, 8.25% 2029	IDR	4,301,000	307
Indonesia (Republic of), Series 82, 7.00% 2030		1,000,000	67
Indonesia (Republic of), Series 87, 6.50% 2031		1,253,000	80
Israel (State of) 2.875% 2024	EUR	200	213
Israel (State of) 1.50% 2027		100	100
Italy (Republic of) 1.35% 2030		660	615
Japan, Series 17, 0.10% 2023[4]	JPY	10,690	81
Japan, Series 19, 0.10% 2024[4]		31,020	236
Japan, Series 18, 0.10% 2024[4]		21,240	161
Japan, Series 150, 0.005% 2026		84,950	626
Japan, Series 21, 0.10% 2026[4]		41,385	320
Japan, Series 346, 0.10% 2027		134,150	993
Japan, Series 22, 0.10% 2027[4]		25,941	204
Japan, Series 24, 0.10% 2029[4]		26,043	203
Japan, Series 365, 0.10% 2031		317,600	2,311
Japan, Series 363, 0.10% 2031		56,000	407
Japan, Series 152, 1.20% 2035		264,400	2,118
Japan, Series 179, 0.50% 2041		71,600	492
Japan, Series 42, 1.70% 2044		50,150	423
Japan, Series 37, 0.60% 2050		26,950	171
Japan, Series 70, 0.70% 2051		60,350	391
Japan, Series 73, 0.70% 2051		7,000	45
Japan, Series 74, 1.00% 2052		130,700	913
KfW 1.125% 2025	GBP	95	111
Malaysia (Federation of), Series 0119, 3.906% 2026	MYR	1,380	313
Malaysia (Federation of), Series 0219, 3.885% 2029		620	137
Malaysia (Federation of), Series 0419, 3.828% 2034		90	19
Malaysia (Federation of), Series 0418, 4.893% 2038		300	69
Malaysia (Federation of), Series 0519, 3.757% 2040		1,450	287
Malaysia (Federation of), Series 0216, 4.736% 2046		409	90
Malaysia (Federation of), Series 0518, 4.921% 2048		1,078	242
Morocco (Kingdom of) 3.50% 2024	EUR	100	104
Morocco (Kingdom of) 1.50% 2031		100	70
Netherlands (Kingdom of the) 5.50% 2028		100	128
Nova Scotia (Province of) 3.15% 2051	CAD	170	108
Peru (Republic of) 2.392% 2026	USD	90	84
Philippines (Republic of) 0.001% 2024	JPY	100,000	731
Philippines (Republic of) 0.25% 2025	EUR	100	98
Philippines (Republic of) 1.648% 2031	USD	200	161
Poland (Republic of), Series 0725, 3.25% 2025	PLN	1,900	377
Poland (Republic of), Series 1029, 2.75% 2029		410	70
Portuguese Republic 0.475% 2030	EUR	230	211
Romania 2.125% 2028		130	112
Romania 3.624% 2030		615	528
Romania 2.00% 2032		100	72
Romania 2.00% 2033		200	136
Romania 3.50% 2034		65	50
Romania 3.75% 2034		130	103
Romania 3.375% 2038		80	56
Romania 4.625% 2049		39	29

146	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Romania 3.375% 2050	EUR	73	$46
Russian Federation 7.00% 2023	RUB	16,600	27
Russian Federation 2.875% 2025	EUR	200	56
Russian Federation 4.25% 2027[6]	USD	200	55
Russian Federation 4.375% 2029		200	47
Russian Federation 6.90% 2029[6]	RUB	28,250	46
Russian Federation 7.65% 2030[6]		38,320	63
Russian Federation 5.90% 2031[6]		5,620	9
Russian Federation 6.90% 2031		18,200	30
Russian Federation 8.50% 2031[6]		5,530	9
Russian Federation 7.70% 2033[6]		23,030	38
Russian Federation 7.25% 2034[6]		8,140	13
Serbia (Republic of) 3.125% 2027	EUR	640	589
Serbia (Republic of) 3.125% 2027		385	354
Serbia (Republic of) 2.05% 2036		185	115
South Africa (Republic of), Series R-2030, 8.00% 2030	ZAR	3,000	160
South Korea (Republic of), Series 2209, 2.00% 2022	KRW	560,000	431
Spain (Kingdom of) 0.80% 2027	EUR	490	490
Spain (Kingdom of) 0.50% 2031		325	288
Spain (Kingdom of) 0.70% 2032		830	739
Tunisia (Republic of) 6.75% 2023		260	190
Tunisia (Republic of) 6.75% 2023		150	110
Ukraine 6.876% 2029[5]	USD	250	62
Ukraine 6.876% 2029		200	50
United Kingdom 1.75% 2022	GBP	280	341
United Kingdom 2.75% 2024		50	62
United Kingdom 1.25% 2027		410	483
United Kingdom 0.375% 2030		490	518
United Kingdom 0.25% 2031		770	786
United Kingdom 4.25% 2032		1,475	2,112
United Kingdom 0.625% 2035		155	148
United Kingdom 3.25% 2044		250	334
United Kingdom 0.625% 2050		95	71
United Kingdom 1.25% 2051		164	146
United Mexican States, Series M, 5.75% 2026	MXN	18,200	805
United Mexican States, Series M, 7.50% 2027		21,950	1,021
United Mexican States, Series M, 7.75% 2031		5,000	229
United Mexican States, Series M, 8.00% 2047		4,000	178
			52,832

Corporate bonds, notes & loans 5.39%
Financials 1.59%
ACE INA Holdings, Inc. 2.875% 2022	USD	10	10
ACE INA Holdings, Inc. 3.35% 2026		10	10
ACE INA Holdings, Inc. 4.35% 2045		20	19
Allianz SE 4.75% perpetual bonds (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[7]	EUR	100	105
Bank of America Corp. 0.976% 2025 (USD-SOFR + 0.69% on 4/22/2024)[7]	USD	200	188
Bank of America Corp. 1.319% 2026 (USD-SOFR + 1.15% on 6/19/2025)[7]		500	455
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[7]		160	143
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[7]		236	220
Bank of America Corp. 2.496% 2031 (3-month USD-LIBOR + 0.99% on 2/13/2030)[7]		20	17
Citigroup, Inc. 0.981% 2025 (USD-SOFR + 0.669% on 5/1/2024)[7]		103	97
Citigroup, Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[7]		175	168
Citigroup, Inc. 1.462% 2027 (USD-SOFR + 0.67% on 6/9/2026)[7]		310	275
Citigroup, Inc. 3.07% 2028 (USD-SOFR + 1.28% on 2/24/2027)[7]		110	102
Citigroup, Inc. 4.91% 2033 (USD-SOFR + 2.086% on 5/24/2032)[7]		29	29
Commonwealth Bank of Australia 2.688% 2031[5]		225	183
Corebridge Financial, Inc. 3.90% 2032[5]		59	53

American Funds Insurance Series	147

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[7]	USD	130	$130
Goldman Sachs Group, Inc. 3.50% 2025		207	203
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[7]		130	108
Goldman Sachs Group, Inc. 1.00% 2033[5]	EUR	210	165
Goldman Sachs Group, Inc. 4.017% 2038 (3-month USD-LIBOR + 1.373% on 10/31/2037)[7]	USD	78	68
Groupe BPCE SA 5.70% 2023[5]		200	203
Groupe BPCE SA 1.00% 2025	EUR	100	100
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[7]	USD	200	196
Intercontinental Exchange, Inc. 4.00% 2027		390	384
JPMorgan Chase & Co. 3.25% 2022		28	28
JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[7]		186	166
JPMorgan Chase & Co. 4.493% 2031 (USD-SOFR + 3.79% on 3/24/2030)[7]		160	156
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[7]		200	178
Morgan Stanley 3.125% 2026		110	105
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[7]		126	112
Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)[7]		72	62
Morgan Stanley 2.95% 2032 (3-month EUR-EURIBOR +1.245% on 5/7/2031)[7]	EUR	510	507
New York Life Insurance Company 3.75% 2050[5]	USD	23	19
Nordea Bank AB 3.60% 2025[5]		200	198
PNC Financial Services Group, Inc. 2.854% 2022[7]		100	100
Royal Bank of Canada 1.20% 2026		175	158
Wells Fargo & Company 2.393% 2028 (USD-SOFR + 2.10% on 6/2/2027)[7]		400	359
Wells Fargo & Company 3.526% 2028 (USD-SOFR + 1.51% on 3/24/2027)[7]		210	199
			5,978

Utilities 0.74%
Alabama Power Co. 3.00% 2052		250	184
CMS Energy Corp. 3.00% 2026		150	144
Duke Energy Carolinas, LLC 3.05% 2023		280	280
Duke Energy Progress, LLC 3.70% 2028		75	73
Edison International 4.125% 2028		160	149
Enel Finance International SA 1.875% 2028[5]		200	168
Enersis Américas SA 4.00% 2026		35	34
Exelon Corp. 3.40% 2026		150	146
FirstEnergy Corp. 3.50% 2028[5]		35	33
Florida Power & Light Company 2.875% 2051		120	89
Interstate Power and Light Co. 2.30% 2030		50	43
NextEra Energy Capital Holdings, Inc. 2.75% 2029		232	205
Niagara Mohawk Power Corp. 3.508% 2024[5]		85	83
Pacific Gas and Electric Co. 2.95% 2026		25	23
Pacific Gas and Electric Co. 2.10% 2027		100	84
Pacific Gas and Electric Co. 3.00% 2028		140	121
Pacific Gas and Electric Co. 4.65% 2028		114	106
Pacific Gas and Electric Co. 4.55% 2030		31	27
Pacific Gas and Electric Co. 2.50% 2031		600	459
Pacific Gas and Electric Co. 3.25% 2031		50	40
Pacific Gas and Electric Co. 3.50% 2050		137	92
Xcel Energy, Inc. 3.35% 2026		216	209
			2,792

Communication services 0.60%
AT&T, Inc. 2.75% 2031		375	324
AT&T, Inc. 2.55% 2033		64	52
Comcast Corp. 0% 2026	EUR	100	95
Comcast Corp. 0.25% 2029		100	87
Deutsche Telekom International Finance BV 9.25% 2032	USD	45	60
KT Corp. 0.22% 2022	JPY	100,000	737

148	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Magallanes, Inc. 5.05% 2042[5]	USD	168	$143
Orange SA 9.00% 2031[7]		65	84
T-Mobile US, Inc. 2.05% 2028		200	174
Verizon Communications, Inc. 0.375% 2029	EUR	140	125
Verizon Communications, Inc. 2.55% 2031	USD	325	278
Verizon Communications, Inc. 0.75% 2032	EUR	100	83
			2,242

Consumer discretionary 0.59%
Amazon.com, Inc. 2.80% 2024	USD	45	45
Amazon.com, Inc. 1.20% 2027		50	44
Bayerische Motoren Werke AG 3.90% 2025[5]		70	70
Bayerische Motoren Werke AG 4.15% 2030[5]		70	69
Daimler Trucks Finance North America, LLC 3.65% 2027[5]		150	144
General Motors Financial Co. 1.05% 2024		116	110
General Motors Financial Co. 2.40% 2028		150	127
Hyundai Capital America 3.25% 2022[5]		65	65
Hyundai Capital America 1.50% 2026[5]		250	221
Hyundai Capital America 2.375% 2027[5]		109	96
Hyundai Capital Services, Inc. 3.75% 2023[5]		250	250
Royal Caribbean Cruises, Ltd. 11.50% 2025[5]		142	146
Royal Caribbean Cruises, Ltd. 5.50% 2028[5]		130	91
Stellantis Finance US, Inc. 2.691% 2031[5]		200	159
Stellantis NV 1.25% 2033	EUR	500	366
Toyota Motor Credit Corp. 3.375% 2030	USD	33	31
Volkswagen International Finance NV 4.375% junior subordinated perpetual bonds (9-year EUR Mid-Swap + 3.36% on 3/28/2031)[7]	EUR	200	169
			2,203

Energy 0.49%
Canadian Natural Resources, Ltd. 2.95% 2030	USD	161	142
Enbridge, Inc. 4.25% 2026		70	69
Enbridge, Inc. 3.70% 2027		45	43
Enbridge, Inc. 3.40% 2051		39	29
Energy Transfer Operating LP 5.00% 2050		136	116
Halliburton Company 3.80% 2025		2	2
Kinder Morgan, Inc. 4.30% 2025		165	164
Kinder Morgan, Inc. 3.60% 2051		120	89
MPLX LP 2.65% 2030		75	63
MPLX LP 5.50% 2049		215	200
Petróleos Mexicanos 7.47% 2026	MXN	5,330	231
Petróleos Mexicanos 5.95% 2031	USD	161	118
Petróleos Mexicanos 6.75% 2047		38	24
Qatar Petroleum 3.125% 2041[5]		270	213
Statoil ASA 3.70% 2024		50	50
TransCanada Corp. 5.875% 2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)[7]		288	274
			1,827

Industrials 0.37%
Boeing Company 4.508% 2023		400	401
Canadian Pacific Railway, Ltd. 3.10% 2051		164	121
Carrier Global Corp. 2.242% 2025		6	6
Carrier Global Corp. 2.493% 2027		7	6
CSX Corp. 3.80% 2050		6	5
CSX Corp. 2.50% 2051		75	51
General Electric Capital Corp. 4.418% 2035		200	187
Lima Metro Line 2 Finance, Ltd. 5.875% 2034[5]		97	96

American Funds Insurance Series	149

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
MISC Capital Two (Labuan), Ltd. 3.75% 2027[5]	USD	200	$188
Singapore Airlines, Ltd. 3.375% 2029		200	182
United Technologies Corp. 4.125% 2028		170	168
			1,411

Health care 0.30%
Aetna, Inc. 2.80% 2023		10	10
Amgen, Inc. 1.90% 2025		40	38
Amgen, Inc. 2.20% 2027		30	28
AstraZeneca Finance, LLC 2.25% 2031		69	60
AstraZeneca PLC 3.50% 2023		150	150
Becton, Dickinson and Company 3.734% 2024		10	10
Becton, Dickinson and Company 3.70% 2027		43	42
Becton, Dickinson and Company 2.823% 2030		28	25
Cigna Corp. 4.125% 2025		80	80
EMD Finance, LLC 3.25% 2025[5]		250	246
Stryker Corp. 0.75% 2029	EUR	210	188
Takeda Pharmaceutical Company, Ltd. 2.25% 2026		100	103
UnitedHealth Group, Inc. 4.00% 2029	USD	135	134
			1,114

Information technology 0.27%
Broadcom, Inc. 3.15% 2025		17	16
Broadcom, Inc. 4.00% 2029[5]		42	39
Broadcom, Inc. 4.15% 2030		70	64
Broadcom, Inc. 3.419% 2033[5]		53	44
Lenovo Group, Ltd. 5.875% 2025		269	277
Mastercard, Inc. 2.00% 2031		102	86
Microsoft Corp. 2.40% 2026		187	180
Oracle Corp. 2.65% 2026		216	200
PayPal Holdings, Inc. 4.40% 2032		99	98
			1,004

Consumer staples 0.23%
Altria Group, Inc. 2.20% 2027	EUR	270	255
Anheuser-Busch InBev NV 4.00% 2028	USD	100	99
Anheuser-Busch InBev NV 4.75% 2029		220	224
British American Tobacco PLC 3.215% 2026		62	58
British American Tobacco PLC 3.557% 2027		105	96
British American Tobacco PLC 4.70% 2027		67	66
British American Tobacco PLC 3.462% 2029		75	64
			862

Real estate 0.19%
American Campus Communities, Inc. 3.75% 2023		100	100
American Campus Communities, Inc. 4.125% 2024		90	90
American Tower Corp. 0.875% 2029	EUR	250	213
Equinix, Inc. 2.15% 2030	USD	197	160
Essex Portfolio LP 3.50% 2025		120	118
Essex Portfolio LP 3.375% 2026		40	39
			720

Materials 0.02%
Vale Overseas, Ltd. 3.75% 2030		94	83

Total corporate bonds, notes & loans			20,236

150	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations 2.39%
Federal agency mortgage-backed obligations 1.32%
Fannie Mae Pool #FM7100 3.50% 2050[8]	USD	379	$370
Government National Mortgage Assn. 3.50% 2052[8,9]		1,300	1,262
Uniform Mortgage-Backed Security 2.50% 2052[8,9]		990	890
Uniform Mortgage-Backed Security 4.00% 2052[8,9]		1,145	1,125
Uniform Mortgage-Backed Security 4.50% 2052[8,9]		1,267	1,269
Uniform Mortgage-Backed Security 4.50% 2052[8,9]		33	33
			4,949

Other mortgage-backed securities 1.07%
Nordea Kredit 0.50% 2040[8]	DKK	1,666	192
Nykredit Realkredit AS, Series 01E, 1.50% 2037[8]		520	67
Nykredit Realkredit AS, Series 01E, 0.50% 2040[8]		7,444	856
Nykredit Realkredit AS, Series 01E, 1.50% 2040[8]		1,320	168
Nykredit Realkredit AS, Series 01E, 0.50% 2043[8]		20,999	2,393
Nykredit Realkredit AS, Series 01E, 0.50% 2050[8]		1,391	147
Nykredit Realkredit AS, Series CCE, 1.00% 2050[8]		599	66
Nykredit Realkredit AS, Series 01E, 1.00% 2053[8]		876	96
Realkredit Danmark AS 1.00% 2053[8]		197	22
			4,007

Total mortgage-backed obligations			8,956

Asset-backed obligations 0.43%
AmeriCredit Automobile Receivables Trust, Series 2022-2, Class A2B, (30-day Average USD-SOFR + 1.15%) 1.927% 2025[8,10]	USD	230	230
Exeter Automobile Receivables Trust, Series 2022-3A, Class A2, 3.45% 2024[8]		98	98
Ford Credit Auto Owner Trust, Series 2022-B, Class A2B, (30-day Average USD-SOFR + 0.60%) 1.252% 2025[8,10]		116	116
Nissan Auto Lease Trust, Series 2021-A, Class A3, 0.52% 2024[8]		302	293
Nissan Auto Lease Trust, Series 2022-A, Class A2B, (30-day Average USD-SOFR + 0.60%) 1.113% 2024[8,10]		300	295
Verizon Master Trust, Series 2022-3, Class A, 3.01% 2027 (3.76% on 11/20/2023)[7,8]		250	248
Volkswagen Auto Lease Trust, Series 2022-A, Class A2, 3.02% 2024[8]		167	166
Westlake Automobile Receivables Trust, Series 2022-2A, Class A2A, 3.36% 2025[5,8]		182	181
			1,627

Municipals 0.04%
Ohio 0.02%
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2048		100	78

Texas 0.02%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052		80	65

Total municipals			143

Total bonds, notes & other debt instruments (cost: $153,808,000)			138,082

Short-term securities 6.46%		Shares
Money market investments 3.11%
Capital Group Central Cash Fund 1.38%[11,12]		116,695	11,667

American Funds Insurance Series	151

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)		Value (000)
U.S. Treasury bills 2.39%
U.S. Treasury 7/21/2022	0.804%	USD	9,000	$8,995

			Shares
Money market investments purchased with collateral from securities on loan 0.96%
Capital Group Central Cash Fund 1.38%[11,12,13]			10,218	1,021
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.39%[11,13]			539,399	540
BlackRock Liquidity Funds – FedFund, Institutional Shares 1.32%[11,13]			510,806	511
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.38%[11,13]			510,805	511
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.38%[11,13]			510,805	511
State Street Institutional U.S. Government Money Market Fund, Institutional Class 1.40%[11,13]			510,805	511
				3,605

Total short-term securities (cost: $24,267,000)				24,267
Total investment securities 101.70% (cost: $389,065,000)				381,846
Other assets less liabilities (1.70)%				(6,368)

Net assets 100.00%				$375,478

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized appreciation (depreciation) at 6/30/2022 (000)
2 Year U.S. Treasury Note Futures	Short	1	September 2022	USD	(210)	$1
5 Year Euro-Bobl Futures	Long	29	September 2022		3,774	(39)
5 Year U.S. Treasury Note Futures	Long	7	September 2022		786	8
10 Year Euro-Bund Futures	Long	11	September 2022		1,715	(18)
10 Year Italy Government Bond Futures	Short	11	September 2022		(1,419)	24
10 Year Japanese Government Bond Futures	Short	2	September 2022		(2,191)	(14)
10 Year Australian Treasury Bond Futures	Long	4	September 2022		328	2
10 Year Ultra U.S. Treasury Note Futures	Short	1	September 2022		(127)	2
10 Year U.S. Treasury Note Futures	Short	9	September 2022		(1,067)	(1)
10 Year UK Gilt Futures	Short	2	September 2022		(277)	11
20 Year U.S. Treasury Bond Futures	Long	2	September 2022		277	(3)
30 Year Ultra U.S. Treasury Bond Futures	Long	2	September 2022		309	(7)
						$(34)

152	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Forward currency contracts

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2022 (000)
USD	287	NZD	440	Bank of America	7/11/2022	$12
USD	413	GBP	330	Barclays Bank PLC	7/11/2022	11
USD	226	MXN	4,470	Bank of America	7/11/2022	4
HUF	204,710	EUR	514	Bank of America	7/11/2022	2
EUR	140	USD	146	Bank of America	7/11/2022	1
USD	168	EUR	160	BNP Paribas	7/11/2022	1
EUR	2,560	DKK	19,040	Bank of America	7/11/2022	— [14]
EUR	200	USD	210	JPMorgan Chase	7/11/2022	— [14]
JPY	86,760	USD	640	BNP Paribas	7/11/2022	— [14]
EUR	120	USD	127	Bank of New York Mellon	7/11/2022	(1)
JPY	76,090	USD	562	BNP Paribas	7/11/2022	(1)
MXN	1,517	USD	77	Bank of America	7/11/2022	(2)
EUR	120	USD	129	JPMorgan Chase	7/11/2022	(3)
SEK	1,270	USD	130	Bank of America	7/11/2022	(6)
CAD	900	USD	713	HSBC Bank	7/11/2022	(14)
EUR	4,552	USD	4,868	Standard Chartered Bank	7/11/2022	(95)
JPY	637,220	USD	4,934	BNP Paribas	7/11/2022	(234)
USD	352	COP	1,337,640	Citibank	7/12/2022	31
KRW	1,261,900	USD	1,015	Bank of America	7/12/2022	(36)
USD	1,593	MYR	7,000	Bank of America	7/14/2022	1
MYR	2,865	USD	651	Standard Chartered Bank	7/14/2022	1
MYR	1,430	USD	325	HSBC Bank	7/14/2022	— [14]
MYR	1,090	USD	248	Standard Chartered Bank	7/14/2022	— [14]
MYR	815	USD	185	HSBC Bank	7/14/2022	— [14]
USD	239	CNH	1,600	UBS AG	7/27/2022	— [14]
USD	687	AUD	960	Citibank	7/29/2022	24
USD	525	AUD	740	Morgan Stanley	7/29/2022	14
AUD	340	USD	235	HSBC Bank	7/29/2022	— [14]
AUD	960	USD	681	Morgan Stanley	7/29/2022	(18)
PLN	4,260	USD	922	Citibank	2/2/2023	1
USD	420	PLN	1,940	Citibank	2/2/2023	(1)
PLN	1,940	USD	468	BNP Paribas	2/2/2023	(48)
						$(356)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional	Value at	Upfront premium	Unrealized (depreciation) appreciation
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)	6/30/2022 (000)	paid (000)	at 6/30/2022 (000)
1.2475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	NZD 375	$(7)	$—	$(7)
1.234974%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	3,197	(58)	—	(58)
1.2375%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/26/2023	1,178	(22)	—	(22)
1.264%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/27/2023	2,945	(54)	—	(54)
1.26%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/30/2023	486	(9)	—	(9)
1.28%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/31/2023	486	(9)	—	(9)
1.30%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/3/2023	533	(10)	—	(10)
1.4975%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/21/2023	1,001	(18)	—	(18)

American Funds Insurance Series	153

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

Receive		Pay			Notional		Value at	Upfront premium	Unrealized (depreciation) appreciation
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		6/30/2022 (000)	paid (000)	at 6/30/2022 (000)
1.445%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/28/2023	NZD	1,000	$(19)	$—	$(19)
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/29/2023		1,019	(19)	—	(19)
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/30/2023		1,023	(19)	—	(19)
1.5125%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023		904	(17)	—	(17)
1.53%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023		1,031	(19)	—	(19)
1.5625%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/15/2023		1,029	(19)	—	(19)
1.59%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/18/2023		1,029	(19)	—	(19)
1.62%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/19/2023		1,144	(21)	—	(21)
3.7697%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/6/2023		5,500	(7)	—	(7)
2.24%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023		1,463	(20)	—	(20)
2.2525%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023		1,463	(20)	—	(20)
2.20%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/9/2023		123	(2)	—	(2)
2.495%	Annual	SONIA	Annual	5/5/2024	GBP	3,050	(14)	—	(14)
2.42%	Annual	SONIA	Annual	5/5/2024		6,100	(33)	—	(33)
2.9588%	Annual	SONIA	Annual	6/9/2024		4,180	5	—	5
6.59%	28-day	28-day MXN-TIIE	28-day	6/25/2026	MXN	2,000	(8)	—	(8)
6.585%	28-day	28-day MXN-TIIE	28-day	6/25/2026		2,600	(11)	—	(11)
6.64%	28-day	28-day MXN-TIIE	28-day	6/25/2026		3,200	(13)	—	(13)
6.6175%	28-day	28-day MXN-TIIE	28-day	6/25/2026		8,600	(36)	—	(36)
6.633%	28-day	28-day MXN-TIIE	28-day	6/25/2026		8,900	(37)	—	(37)
6.58%	28-day	28-day MXN-TIIE	28-day	6/25/2026		11,300	(47)	—	(47)
7.59%	28-day	28-day MXN-TIIE	28-day	10/29/2026		2,500	(7)	—	(7)
7.62%	28-day	28-day MXN-TIIE	28-day	10/29/2026		3,701	(9)	—	(9)
7.66%	28-day	28-day MXN-TIIE	28-day	10/29/2026		6,100	(15)	—	(15)
7.64%	28-day	28-day MXN-TIIE	28-day	10/29/2026		6,000	(15)	—	(15)
7.52%	28-day	28-day MXN-TIIE	28-day	10/30/2026		7,639	(21)	—	(21)
9.07%	28-day	28-day MXN-TIIE	28-day	4/28/2027		20,400	2	—	2
							$(647)	$—	$(647)

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount (000)	Value at 6/30/2022 (000)	Upfront premium paid (000)	Unrealized depreciation at 6/30/2022 (000)
1.00%	Quarterly	CDX.NA.IG.38	6/20/2027	USD8,652	$(4)	$76	$(80)

154	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Investments in affiliates12

	Value of affiliates at 1/1/2022 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)		Value of affiliates at 6/30/2022 (000)	Dividend income (000)
Short-term securities 3.38%
Money market investments 3.11%
Capital Group Central Cash Fund 1.38%[11]	$1,127	$91,279		$80,737	$(2)	$—	[14]	$11,667	$41
Money market investments purchased with collateral from securities on loan 0.27%
Capital Group Central Cash Fund 1.38%[11,13]	—	1,021	[15]					1,021	—	[16]
Total short-term securities								12,688
Total 3.38%					$(2)	$—	[14]	$12,688	$41

[1]	All or a portion of this security was on loan. The total value of all such securities was $3,814,000, which represented 1.02% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $839,000, which represented .22% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,584,000, which represented 1.22% of the net assets of the fund.
[6]	Scheduled interest and/or principal payment was not received.
[7]	Step bond; coupon rate may change at a later date.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	Purchased on a TBA basis.
[10]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[11]	Rate represents the seven-day yield at 6/30/2022.
[12]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[13]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[14]	Amount less than one thousand.
[15]	Represents net activity. Refer to Note 5 for more information on securities lending.
[16]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

Assn. = Association

AUD = Australian dollars

BBR = Bank Base Rate

BRL = Brazilian reais

CAD = Canadian dollars

CDI = CREST Depository Interest

CLP = Chilean pesos

CNH = Chinese yuan renminbi

CNY = Chinese yuan

COP = Colombian pesos

DKK = Danish kroner

EUR = Euros

EURIBOR = Euro Interbank Offered Rate

FRA = Forward Rate Agreement

GBP = British pounds

HUF = Hungarian forints

IDR = Indonesian rupiah

INR = Indian rupees

JPY = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

MYR = Malaysian ringgits

NZD = New Zealand dollars

PLN = Polish zloty

Ref. = Refunding

REIT = Real Estate Investment Trust

Rev. = Revenue

RUB = Russian rubles

SEK = Swedish kronor

SOFR = Secured Overnight Financing Rate

SONIA = Sterling Overnight Interbank Average Rate

TBA = To be announced

TIIE = Equilibrium Interbank Interest Rate

USD = U.S. dollars

ZAR = South African rand

Refer to the notes to financial statements.

American Funds Insurance Series	155

The Bond Fund of America

Investment portfolio June 30, 2022	unaudited

Bonds, notes & other debt instruments 97.74%	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes 34.45%
U.S. Treasury 18.89%
U.S. Treasury 0.125% 2023	USD	39,035	$38,075
U.S. Treasury 0.25% 2024		40,500	38,405
U.S. Treasury 0.375% 2024		42,000	39,846
U.S. Treasury 0.375% 2024		23,504	22,441
U.S. Treasury 0.375% 2024		15,740	14,856
U.S. Treasury 2.125% 2024		72,100	70,764
U.S. Treasury 2.50% 2024		35,000	34,691
U.S. Treasury 2.50% 2024		22,390	22,199
U.S. Treasury 0.375% 2025		114,120	103,990
U.S. Treasury 2.875% 2025[1]		96,200	95,793
U.S. Treasury 2.875% 2025		72,100	71,811
U.S. Treasury 2.875% 2025		6,866	6,842
U.S. Treasury 0.375% 2026		40,000	36,369
U.S. Treasury 0.75% 2026		26,766	24,364
U.S. Treasury 0.75% 2026		20,625	18,872
U.S. Treasury 1.375% 2026[1]		45,000	42,060
U.S. Treasury 0.50% 2027		125,625	111,178
U.S. Treasury 0.50% 2027		70,675	62,018
U.S. Treasury 2.25% 2027[1]		120,200	115,235
U.S. Treasury 2.25% 2027[1]		72,100	69,515
U.S. Treasury 2.625% 2027		15,056	14,770
U.S. Treasury 6.125% 2027		24,000	27,583
U.S. Treasury 1.25% 2028		79,480	71,576
U.S. Treasury 2.75% 2029		44,840	43,940
U.S. Treasury 1.625% 2031		1,630	1,455
U.S. Treasury 2.875% 2032		31,925	31,545
U.S. Treasury 1.125% 2040		124,213	86,191
U.S. Treasury 1.375% 2040		40,000	28,701
U.S. Treasury 1.875% 2041		79,700	62,288
U.S. Treasury 2.00% 2041		247	195
U.S. Treasury 2.375% 2042		14,871	12,557
U.S. Treasury 3.00% 2049[1]		123,340	117,155
U.S. Treasury 1.25% 2050[1]		21,285	13,483
U.S. Treasury 1.875% 2051		4,670	3,490
U.S. Treasury 2.00% 2051		1,587	1,221
U.S. Treasury 2.25% 2052[1]		628,814	515,222
U.S. Treasury 2.875% 2052		1,320	1,241
			2,071,937

U.S. Treasury inflation-protected securities 15.56%
U.S. Treasury Inflation-Protected Security 0.125% 2022[2]		6,799	6,825
U.S. Treasury Inflation-Protected Security 0.125% 2023[2]		200,073	203,596
U.S. Treasury Inflation-Protected Security 0.375% 2023[2]		6,377	6,493
U.S. Treasury Inflation-Protected Security 0.625% 2023[2]		83,356	84,819
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]		351,896	355,487
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]		123,409	124,212
U.S. Treasury Inflation-Protected Security 0.50% 2024[2]		72,952	74,002
U.S. Treasury Inflation-Protected Security 0.625% 2024[2]		232,229	236,077
U.S. Treasury Inflation-Protected Security 0.125% 2025[2]		87,139	87,082
U.S. Treasury Inflation-Protected Security 0.125% 2025[2]		41,070	41,092
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]		27,421	27,592
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]		103,865	104,894
U.S. Treasury Inflation-Protected Security 0.125% 2026[2]		33,471	33,153
U.S. Treasury Inflation-Protected Security 0.125% 2026[2]		17,486	17,342
U.S. Treasury Inflation-Protected Security 0.125% 2026[2]		12,968	12,844
U.S. Treasury Inflation-Protected Security 0.625% 2026[2]		3,201	3,238
U.S. Treasury Inflation-Protected Security 0.125% 2027[2]		83,953	82,613
U.S. Treasury Inflation-Protected Security 0.375% 2027[1,2]		83,283	83,036
U.S. Treasury Inflation-Protected Security 0.50% 2028[1,2]		87,889	87,363

156	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury inflation-protected securities (continued)
U.S. Treasury Inflation-Protected Security 0.125% 2031[2]	USD	19,604	$18,602
U.S. Treasury Inflation-Protected Security 0.125% 2031[2]		12,947	12,285
U.S. Treasury Inflation-Protected Security 0.125% 2051[2]		5,935	4,535
			1,707,182

Total U.S. Treasury bonds & notes			3,779,119

Corporate bonds, notes & loans 33.56%
Financials 9.21%
ACE INA Holdings, Inc. 2.875% 2022		3,625	3,626
ACE INA Holdings, Inc. 3.35% 2026		2,025	1,984
ACE INA Holdings, Inc. 4.35% 2045		2,220	2,099
AerCap Holdings NV 6.50% 2025		1,798	1,842
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.15% 2023		3,130	2,984
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.65% 2024		5,996	5,543
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 2.45% 2026		10,289	8,966
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.00% 2028		12,359	10,422
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.30% 2032		12,595	10,095
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.40% 2033		5,120	4,049
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.85% 2041		1,254	906
Ally Financial, Inc. 5.125% 2024		1,500	1,516
Ally Financial, Inc. 8.00% 2031		8,479	9,288
Ally Financial, Inc. 8.00% 2031		7,070	7,868
Arthur J. Gallagher & Co. 3.50% 2051		1,073	822
Banco Santander, SA 1.722% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026)[3]		1,400	1,216
Bank of America Corp. 1.53% 2025 (USD-SOFR + 0.65% on 12/6/2024)[3]		1,970	1,835
Bank of America Corp. 3.841% 2025 (USD-SOFR + 1.11% on 4/25/2024)[3]		2,635	2,624
Bank of America Corp. 1.658% 2027 (USD-SOFR + 0.91% on 3/11/2026)[3]		981	881
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[3]		7,989	7,115
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[3]		10,129	9,442
Bank of America Corp. 4.376% 2028 (USD-SOFR + 1.58% on 4/27/2027)[3]		2,635	2,596
Bank of America Corp. 2.087% 2029 (USD-SOFR + 1.06% on 6/14/2028)[3]		2,773	2,377
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[3]		21,177	16,935
Bank of America Corp. 2.299% 2032 (USD-SOFR + 1.22% on 7/21/2031)[3]		36,155	29,253
Bank of America Corp. 2.572% 2032 (USD-SOFR + 1.21% on 10/20/2031)[3]		2,613	2,158
Bank of America Corp. 2.687% 2032 (USD-SOFR + 1.32% on 4/22/2031)[3]		8,343	7,012
Bank of America Corp. 2.972% 2033 (USD-SOFR + 1.33% on 2/4/2032)[3]		4,089	3,487
Bank of America Corp. 4.571% 2033 (USD-SOFR + 1.83% on 4/27/2032)[3]		11,965	11,659
Bank of Nova Scotia 2.45% 2032		900	749
Berkshire Hathaway Finance Corp. 4.20% 2048		8,720	7,990
BNP Paribas 2.819% 2025 (3-month USD-LIBOR + 1.111% on 11/19/2024)[3,4]		2,875	2,750
BNP Paribas 2.219% 2026 (USD-SOFR + 2.074% on 6/9/2025)[3,4]		12,000	11,095
BNP Paribas 1.323% 2027 (USD-SOFR + 1.004% on 1/13/2026)[3,4]		9,981	8,833
BNP Paribas 2.591% 2028 (USD-SOFR + 1.228% on 1/20/2027)[3,4]		13,134	11,824
BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)[3,4]		3,594	3,010
BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2031)[3,4]		4,177	3,457
BNP Paribas 3.132% 2033 (USD-SOFR + 1.561% on 1/20/2032)[3,4]		3,694	3,096
Canadian Imperial Bank of Commerce (CIBC) 3.60% 2032		3,635	3,304
Capital One Financial Corp. 1.343% 2024 (USD-SOFR + 0.69% on 12/6/2023)[3]		4,525	4,339
Capital One Financial Corp. 4.927% 2028 (USD-SOFR + 2.057% on 5/10/2027)[3]		4,650	4,609
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 2031		1,126	914
CIT Group, Inc. 3.929% 2024 (USD-SOFR + 3.827% on 6/19/2023)[3]		5,410	5,377
Citigroup, Inc. 4.60% 2026		1,800	1,805
Citigroup, Inc. 1.462% 2027 (USD-SOFR + 0.67% on 6/9/2026)[3]		8,740	7,742
Citigroup, Inc. 3.07% 2028 (USD-SOFR + 1.28% on 2/24/2027)[3]		5,520	5,125
Citigroup, Inc. 3.057% 2033 (USD-SOFR + 1.351% on 1/25/2032)[3]		2,110	1,790
Citigroup, Inc. 3.785% 2033 (USD-SOFR + 1.939% on 3/17/2032)[3]		5,350	4,825
Citigroup, Inc. 4.91% 2033 (USD-SOFR + 2.086% on 5/24/2032)[3]		2,373	2,344
Corebridge Financial, Inc. 3.50% 2025[4]		1,439	1,400
Corebridge Financial, Inc. 3.65% 2027[4]		4,493	4,228

American Funds Insurance Series	157

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Corebridge Financial, Inc. 3.85% 2029[4]	USD	5,794	$5,360
Corebridge Financial, Inc. 3.90% 2032[4]		5,959	5,352
Corebridge Financial, Inc. 4.35% 2042[4]		361	309
Corebridge Financial, Inc. 4.40% 2052[4]		1,352	1,130
Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)[3,4]		4,450	4,099
Crédit Agricole SA 1.247% 2027 (USD-SOFR + 0.892% on 1/26/2026)[3,4]		3,400	2,999
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[3,4]		12,000	11,922
Credit Suisse Group AG 3.80% 2023		12,925	12,809
Credit Suisse Group AG 4.207% 2024 (3-month USD-LIBOR + 1.24% on 6/12/2023)[3,4]		500	496
Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)[3,4]		850	801
Credit Suisse Group AG 2.193% 2026 (USD-SOFR + 2.044% on 6/5/2025)[3,4]		5,750	5,219
Credit Suisse Group AG 1.305% 2027 (USD-SOFR + 0.98% on 2/2/2026)[3,4]		10,950	9,423
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[3,4]		3,096	2,742
Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)[3,4]		7,369	5,872
Danske Bank AS 1.549% 2027 (UST Yield Curve Rate T Note Constant Maturity 1-year + 0.73% on 9/10/2026)[3,4]		2,990	2,621
Danske Bank AS 4.298% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[3,4]		2,975	2,824
Deutsche Bank AG 3.30% 2022		2,695	2,695
Deutsche Bank AG 3.95% 2023		6,350	6,338
Deutsche Bank AG 0.898% 2024		2,500	2,344
Deutsche Bank AG 2.222% 2024 (USD-SOFR + 2.159% on 9/18/2023)[3]		10,475	10,106
Deutsche Bank AG 3.70% 2024		5,150	5,062
Deutsche Bank AG 3.70% 2024		2,550	2,521
Deutsche Bank AG 3.961% 2025 (USD-SOFR + 2.581% on 11/26/2024)[3]		8,586	8,305
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[3]		42,264	37,590
Deutsche Bank AG 4.10% 2026		7,305	7,177
Deutsche Bank AG 4.10% 2026		857	848
Deutsche Bank AG 2.311% 2027 (USD-SOFR + 1.219% on 11/16/2026)[3]		3,825	3,304
Deutsche Bank AG 2.552% 2028 (USD-SOFR + 1.318% on 1/7/2027)[3]		6,135	5,315
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[3]		2,900	2,431
Deutsche Bank AG 3.035% 2032 (USD-SOFR + 1.718% on 5/28/2031)[3]		2,100	1,664
DNB Bank ASA 1.535% 2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[3,4]		1,200	1,072
GE Capital Funding, LLC 4.55% 2032		400	386
Goldman Sachs Group, Inc. 1.431% 2027 (USD-SOFR + 0.795% on 3/9/2026)[3]		3,030	2,691
Goldman Sachs Group, Inc. 1.542% 2027 (USD-SOFR + 0.818% on 9/10/2026)[3]		13,275	11,662
Goldman Sachs Group, Inc. 1.948% 2027 (USD-SOFR + 0.913% on 10/21/2026)[3]		13,961	12,365
Goldman Sachs Group, Inc. 2.64% 2028 (USD-SOFR + 1.114% on 2/24/2027)[3]		1,235	1,122
Goldman Sachs Group, Inc. 3.615% 2028 (USD-SOFR + 1.846% on 3/15/2027)[3]		7,403	7,012
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[3]		9,600	9,061
Goldman Sachs Group, Inc. 2.383% 2032 (USD-SOFR + 1.248% on 7/21/2031)[3]		19,697	15,947
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[3]		2,535	2,107
Goldman Sachs Group, Inc. 2.65% 2032 (USD-SOFR + 1.264% on 10/21/2031)[3]		6,075	5,013
Goldman Sachs Group, Inc. 3.102% 2033 (USD-SOFR + 1.41% on 2/24/2032)[3]		10,422	8,911
Goldman Sachs Group, Inc. 2.908% 2042 (USD-SOFR + 1.40% on 7/21/2041)[3]		3,160	2,313
Goldman Sachs Group, Inc. 5.30% junior subordinated perpetual bonds (3-month USD-LIBOR + 3.834% on 11/10/2026)[3]		1,750	1,650
Groupe BPCE SA 2.75% 2023[4]		6,875	6,855
Groupe BPCE SA 5.70% 2023[4]		28,166	28,597
Groupe BPCE SA 5.15% 2024[4]		5,481	5,485
Groupe BPCE SA 1.625% 2025[4]		2,980	2,811
Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[3,4]		6,350	5,693
HSBC Holdings PLC 2.251% 2027 (USD-SOFR + 1.10% on 11/22/2026)[3]		5,270	4,699
HSBC Holdings PLC 4.755% 2028 (USD-SOFR + 2.11% on 6/9/2027)[3]		6,610	6,432
HSBC Holdings PLC 2.206% 2029 (USD-SOFR + 1.285% on 8/17/2028)[3]		2,628	2,210
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[3]		9,525	9,192
HSBC Holdings PLC 2.804% 2032 (USD-SOFR + 1.187% on 5/24/2031)[3]		6,490	5,336
Huarong Finance 2017 Co., Ltd. 4.25% 2027		6,335	5,527

158	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Huarong Finance 2017 Co., Ltd. 4.75% 2027	USD	669	$605
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.125%) 2.631% 2023[5]		2,750	2,688
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.25%) 2.756% 2025[5]		397	373
Huarong Finance II Co., Ltd. 5.00% 2025		480	454
Huarong Finance II Co., Ltd. 5.50% 2025		6,669	6,477
Huarong Finance II Co., Ltd. 4.625% 2026		200	184
Huarong Finance II Co., Ltd. 4.875% 2026		2,106	1,935
Intercontinental Exchange, Inc. 4.35% 2029		8,710	8,607
Intercontinental Exchange, Inc. 4.60% 2033		4,601	4,584
Intercontinental Exchange, Inc. 4.95% 2052		1,517	1,489
Intercontinental Exchange, Inc. 5.20% 2062		3,465	3,469
Intesa Sanpaolo SpA 3.375% 2023[4]		10,035	9,993
Intesa Sanpaolo SpA 3.25% 2024[4]		770	746
Intesa Sanpaolo SpA 5.017% 2024[4]		68,143	65,083
Intesa Sanpaolo SpA 5.71% 2026[4]		15,400	14,694
Intesa Sanpaolo SpA 3.875% 2027[4]		6,250	5,773
Intesa Sanpaolo SpA 3.875% 2028[4]		1,986	1,839
Iron Mountain Information Management Services, Inc. 5.00% 2032[4]		2,060	1,667
JPMorgan Chase & Co. 0.969% 2025 (USD-SOFR + 0.58% on 6/23/2024)[3]		5,870	5,493
JPMorgan Chase & Co. 1.561% 2025 (USD-SOFR + 0.605% on 12/10/2024)[3]		11,105	10,380
JPMorgan Chase & Co. 4.08% 2026 (USD-SOFR + 1.32% on 4/26/2025)[3]		3,620	3,580
JPMorgan Chase & Co. 1.47% 2027 (USD-SOFR + 0.765% on 9/22/2026)[3]		5,965	5,236
JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[3]		1,832	1,633
JPMorgan Chase & Co. 2.947% 2028 (USD-SOFR + 1.17% on 2/24/2027)[3]		4,350	4,034
JPMorgan Chase & Co. 4.323% 2028 (USD-SOFR + 1.56% on 4/26/2027)[3]		12,080	11,892
JPMorgan Chase & Co. 2.069% 2029 (USD-SOFR + 1.015% on 6/1/2028)[3]		2,453	2,112
JPMorgan Chase & Co. 3.509% 2029 (3-month USD-LIBOR + 0.945% on 1/23/2028)[3]		9,600	8,989
JPMorgan Chase & Co. 4.203% 2029 (3-month USD-LIBOR + 1.26% on 7/23/2028)[3]		11,980	11,568
JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)[3]		1,766	1,506
JPMorgan Chase & Co. 2.545% 2032 (USD-SOFR + 1.18% on 11/8/2031)[3]		5,313	4,420
JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)[3]		4,802	4,045
JPMorgan Chase & Co. 2.963% 2033 (USD-SOFR + 1.26% on 1/25/2032)[3]		553	475
JPMorgan Chase & Co. 4.586% 2033 (USD-SOFR + 1.80% on 4/26/2032)[3]		1,907	1,875
Kasikornbank PCL HK 3.343% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[3]		2,415	2,176
Keb Hana Bank 3.25% 2027[4]		1,315	1,265
Lloyds Banking Group PLC 2.438% 2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[3]		2,675	2,533
Lloyds Banking Group PLC 4.375% 2028		8,825	8,583
Marsh & McLennan Companies, Inc. 2.375% 2031		367	308
Marsh & McLennan Companies, Inc. 2.90% 2051		505	356
MetLife Capital Trust IV, junior subordinated, 7.875% 2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[3,4]		1,405	1,518
MetLife, Inc. 3.60% 2025		3,490	3,472
Mitsubishi UFJ Financial Group, Inc. 0.962% 2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.45% on 10/11/2024)[3]		2,960	2,744
Mitsubishi UFJ Financial Group, Inc. 1.538% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[3]		6,200	5,487
Mitsubishi UFJ Financial Group, Inc. 1.64% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026)[3]		2,225	1,963
Mitsubishi UFJ Financial Group, Inc. 2.341% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 1/19/2027)[3]		2,970	2,679
Mitsubishi UFJ Financial Group, Inc. 4.08% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 4/19/2027)[3]		2,945	2,871
Mizuho Financial Group, Inc. 1.554% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[3]		4,615	4,068
Morgan Stanley 0.791% 2025 (USD-SOFR + 0.509% on 1/22/2024)[3]		3,065	2,900
Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)[3]		2,300	2,218
Morgan Stanley 2.63% 2026 (USD-SOFR + 0.94% on 2/18/2025)[3]		2,680	2,560
Morgan Stanley 1.512% 2027 (USD-SOFR + 0.858% on 7/20/2026)[3]		10,488	9,217
Morgan Stanley 4.21% 2028 (USD-SOFR + 1.61% on 4/20/2027)[3]		3,671	3,592

American Funds Insurance Series	159

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Morgan Stanley 2.239% 2032 (USD-SOFR + 1.178% on 7/21/2031)[3]	USD	30,007	$24,341
Morgan Stanley 2.511% 2032 (USD-SOFR + 1.20% on 10/20/2031)[3]		3,951	3,269
Morgan Stanley 2.943% 2033 (USD-SOFR + 1.29% on 1/21/2032)[3]		6,616	5,677
Morgan Stanley 5.297% 2037 (USD-SOFR + 2.62% on 4/20/2032)[3]		2,286	2,216
MSCI, Inc. 3.25% 2033[4]		2,750	2,197
Navient Corp. 6.75% 2025		425	384
OneMain Holdings, Inc. 7.125% 2026		250	232
PNC Financial Services Group, Inc. 2.854% 2022[3]		5,850	5,853
Rede D’Or Finance SARL 4.50% 2030[4]		1,572	1,330
Santander Holdings USA, Inc. 3.50% 2024		8,325	8,186
Santander Holdings USA, Inc. 2.49% 2028[3]		3,625	3,202
Sumitomo Mitsui Banking Corp. 2.174% 2027		1,100	996
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[3]		1,530	1,155
Synchrony Financial 4.375% 2024		3,640	3,620
Toronto-Dominion Bank 1.95% 2027		1,060	960
Toronto-Dominion Bank 2.00% 2031		3,510	2,854
Toronto-Dominion Bank 2.45% 2032		4,145	3,467
Toronto-Dominion Bank 4.456% 2032		4,181	4,138
Travelers Companies, Inc. 2.55% 2050		768	535
UBS Group AG 1.494% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[3,4]		4,000	3,503
UniCredit SpA 4.625% 2027[4]		1,395	1,339
UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[3,4]		16,130	14,212
Vigorous Champion International, Ltd. 4.25% 2029		462	429
Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[3]		20,480	19,520
Wells Fargo & Company 3.908% 2026 (USD-SOFR + 1.32% on 4/25/2025)[3]		3,524	3,470
Wells Fargo & Company 3.526% 2028 (USD-SOFR + 1.51% on 3/24/2027)[3]		9,236	8,756
Wells Fargo & Company 3.35% 2033 (USD-SOFR + 1.50% on 3/2/2032)[3]		7,665	6,809
Wells Fargo & Company 4.611% 2053 (USD-SOFR + 2.13% on 4/25/2052)[3]		3,153	2,923
Willis North America, Inc. 4.65% 2027		1,290	1,270
			1,010,284

Utilities 4.28%
AEP Texas, Inc. 3.45% 2051		1,475	1,135
Alabama Power Co. 3.00% 2052		3,880	2,854
Alfa Desarrollo SpA 4.55% 2051[4]		1,002	722
Ameren Corp. 4.50% 2049		2,875	2,777
Baltimore Gas & Electric 4.55% 2052		525	510
Berkshire Hathaway Energy Company 4.50% 2045		5,895	5,471
Comisión Federal de Electricidad 4.688% 2029[4]		3,655	3,281
Comisión Federal de Electricidad 3.875% 2033[4]		1,340	1,016
Connecticut Light and Power Co. 2.05% 2031		1,775	1,502
Consumers Energy Co. 4.05% 2048		1,413	1,289
Consumers Energy Co. 3.10% 2050		4,123	3,176
Consumers Energy Co. 3.75% 2050		5,625	4,915
Consumers Energy Co. 3.50% 2051		235	196
Duke Energy Corp. 3.75% 2024		3,826	3,825
Duke Energy Florida, LLC 3.40% 2046		5,669	4,476
Duke Energy Florida, LLC 3.00% 2051		711	532
Duke Energy Progress, LLC 3.70% 2028		3,750	3,635
Duke Energy Progress, LLC 2.00% 2031		1,775	1,472
Duke Energy Progress, LLC 2.50% 2050		644	441
Edison International 3.125% 2022		2,900	2,896
Edison International 3.55% 2024		6,850	6,689
Edison International 4.95% 2025		175	176
Edison International 5.75% 2027		3,181	3,231
Edison International 4.125% 2028		3,644	3,401

160	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Electricité de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028)[3]	EUR	2,800	$2,077
Emera US Finance LP 0.833% 2024	USD	600	561
Emera US Finance LP 2.639% 2031		4,400	3,660
Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[3]		1,425	1,380
Enel Società per Azioni 8.75% 2073 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 5.88% on 9/24/2023)[3,4]		1,000	1,028
ENN Clean Energy International Investment, Ltd. 3.375% 2026[4]		1,310	1,191
Entergy Louisiana, LLC 4.20% 2048		6,325	5,818
Eversource Energy 3.80% 2023		5,000	5,013
FirstEnergy Corp. 1.60% 2026		20,066	17,548
FirstEnergy Corp. 3.50% 2028[4]		2,400	2,260
FirstEnergy Corp. 4.10% 2028[4]		425	415
FirstEnergy Corp. 2.25% 2030		13,707	10,880
FirstEnergy Corp. 2.65% 2030		12,524	10,351
FirstEnergy Corp., Series B, 4.40% 2027[3]		12,178	11,509
FirstEnergy Transmission, LLC 2.866% 2028[4]		4,000	3,387
Florida Power & Light Company 2.45% 2032		6,025	5,257
Florida Power & Light Company 2.875% 2051		9,334	6,961
Georgia Power Co. 3.70% 2050		275	219
Interchile SA 4.50% 2056[4]		465	383
Israel Electric Corp., Ltd. 4.25% 2028[4]		10,190	9,821
Israel Electric Corp., Ltd. 3.75% 2032[4]		340	305
Jersey Central Power & Light Co. 2.75% 2032[4]		525	447
Mississippi Power Co. 4.25% 2042		5,020	4,387
Monongahela Power Co. 3.55% 2027[4]		1,700	1,619
NextEra Energy Capital Holdings, Inc. 1.875% 2027		3,000	2,708
NextEra Energy Capital Holdings, Inc. 2.44% 2032		2,765	2,305
NiSource Finance Corp. 5.00% 2052		2,150	2,105
Northern States Power Co. 3.20% 2052		298	235
Northern States Power Co. 4.50% 2052		3,065	3,028
Pacific Gas and Electric Co. 1.367% 2023		11,550	11,377
Pacific Gas and Electric Co. 3.25% 2023		5,615	5,537
Pacific Gas and Electric Co. 3.40% 2024		2,000	1,924
Pacific Gas and Electric Co. 2.95% 2026		10,850	9,872
Pacific Gas and Electric Co. 3.15% 2026		27,543	25,256
Pacific Gas and Electric Co. 3.30% 2027		12,289	10,741
Pacific Gas and Electric Co. 3.30% 2027		5,850	5,246
Pacific Gas and Electric Co. 3.75% 2028		13,075	11,555
Pacific Gas and Electric Co. 4.65% 2028		7,900	7,326
Pacific Gas and Electric Co. 4.55% 2030		35,299	31,399
Pacific Gas and Electric Co. 2.50% 2031		19,695	15,083
Pacific Gas and Electric Co. 3.25% 2031		1,300	1,051
Pacific Gas and Electric Co. 3.30% 2040		8,898	6,148
Pacific Gas and Electric Co. 3.75% 2042		9,466	6,423
Pacific Gas and Electric Co. 4.75% 2044		336	258
Pacific Gas and Electric Co. 3.50% 2050		6,836	4,579
Public Service Electric and Gas Co. 3.20% 2029		6,000	5,721
Public Service Electric and Gas Co. 1.90% 2031		775	645
Public Service Electric and Gas Co. 3.10% 2032		7,500	6,898
Puget Energy, Inc. 3.65% 2025		300	294
Southern California Edison Co. 2.85% 2029		8,200	7,273
Southern California Edison Co. 4.20% 2029		11,000	10,595
Southern California Edison Co. 2.50% 2031		5,149	4,329
Southern California Edison Co. 5.35% 2035		6,450	6,444
Southern California Edison Co. 5.75% 2035		4,549	4,710
Southern California Edison Co. 5.625% 2036		7,051	7,125
Southern California Edison Co. 5.55% 2037		3,844	3,872
Southern California Edison Co. 5.95% 2038		5,121	5,312
Southern California Edison Co. 4.00% 2047		9,402	7,645
Southern California Edison Co. 4.125% 2048		8,048	6,637

American Funds Insurance Series	161

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Southern California Edison Co. 4.875% 2049	USD	916	$832
Southern California Edison Co. 3.65% 2050		5,353	4,102
Southern California Edison Co. 3.65% 2051		6,978	5,428
Southern California Edison Co., Series C, 3.60% 2045		2,717	2,060
Southwestern Electric Power Co. 1.65% 2026		3,550	3,237
Southwestern Electric Power Co. 3.25% 2051		2,270	1,685
Union Electric Co. 2.15% 2032		3,175	2,641
Virginia Electric and Power Co. 2.30% 2031		2,425	2,053
Virginia Electric and Power Co. 2.40% 2032		5,795	4,958
WEC Energy Group, Inc. 2.20% 2028		1,575	1,379
Wisconsin Electric Power Co. 2.85% 2051		375	273
Wisconsin Power and Light Co. 1.95% 2031		525	437
Wisconsin Power and Light Co. 3.65% 2050		1,075	884
Xcel Energy, Inc. 3.30% 2025		5,650	5,551
Xcel Energy, Inc. 1.75% 2027		5,660	5,061
Xcel Energy, Inc. 2.60% 2029		2,925	2,553
Xcel Energy, Inc. 2.35% 2031		8,500	7,026
Xcel Energy, Inc. 4.60% 2032		11,675	11,590
			469,501

Consumer discretionary 4.04%
Allied Universal Holdco, LLC 4.625% 2028[4]		335	277
Amazon.com, Inc. 3.30% 2027		1,760	1,728
Amazon.com, Inc. 1.65% 2028		3,860	3,424
Amazon.com, Inc. 3.45% 2029		1,305	1,270
Amazon.com, Inc. 3.60% 2032		6,830	6,584
Amazon.com, Inc. 2.875% 2041		650	521
Amazon.com, Inc. 3.10% 2051		9,380	7,400
Amazon.com, Inc. 3.95% 2052		1,635	1,513
Amazon.com, Inc. 3.25% 2061		4,100	3,128
Amazon.com, Inc. 4.10% 2062		470	426
Atlas LuxCo 4 SARL 4.625% 2028[4]		255	207
Bayerische Motoren Werke AG 1.25% 2026[4]		100	90
Bayerische Motoren Werke AG 3.45% 2027[4]		1,075	1,049
Bayerische Motoren Werke AG 1.95% 2031[4]		620	507
Bayerische Motoren Werke AG 3.70% 2032[4]		1,350	1,275
Daimler Trucks Finance North America, LLC 1.125% 2023[4]		3,015	2,896
Daimler Trucks Finance North America, LLC 1.625% 2024[4]		4,950	4,658
Daimler Trucks Finance North America, LLC 3.50% 2025[4]		1,750	1,716
Daimler Trucks Finance North America, LLC 3.65% 2027[4]		4,140	3,969
Daimler Trucks Finance North America, LLC 2.375% 2028[4]		3,975	3,425
Daimler Trucks Finance North America, LLC 2.50% 2031[4]		9,625	7,853
DaimlerChrysler North America Holding Corp. 1.75% 2023[4]		8,000	7,907
DaimlerChrysler North America Holding Corp. 3.35% 2023[4]		2,000	2,003
Ford Motor Credit Company, LLC 5.125% 2025		3,870	3,704
Ford Motor Credit Company, LLC 3.815% 2027		3,790	3,229
Ford Motor Credit Company, LLC 4.125% 2027		39,080	34,523
Ford Motor Credit Company, LLC 4.271% 2027		18,542	16,667
Ford Motor Credit Company, LLC 5.113% 2029		4,205	3,779
General Motors Company 4.35% 2025		11,358	11,229
General Motors Company 6.125% 2025		28,743	29,756
General Motors Company 4.20% 2027		1,030	978
General Motors Company 5.40% 2048		7,200	6,278
General Motors Financial Co. 3.55% 2022		3,703	3,703
General Motors Financial Co. 3.25% 2023		964	963
General Motors Financial Co. 1.05% 2024		4,200	3,984
General Motors Financial Co. 3.50% 2024		9,945	9,727
General Motors Financial Co. 2.75% 2025		3,634	3,415
General Motors Financial Co. 2.90% 2025		1,032	986
General Motors Financial Co. 3.80% 2025		3,153	3,078

162	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
General Motors Financial Co. 1.50% 2026	USD	5,050	$4,415
General Motors Financial Co. 2.35% 2027		4,070	3,588
General Motors Financial Co. 2.70% 2027		2,406	2,119
General Motors Financial Co. 2.40% 2028		13,909	11,769
General Motors Financial Co. 2.40% 2028		464	386
General Motors Financial Co. 3.60% 2030		465	402
General Motors Financial Co. 2.35% 2031		6,075	4,716
General Motors Financial Co. 2.70% 2031		6,075	4,793
Grand Canyon University 4.125% 2024		4,190	4,006
Home Depot, Inc. 2.95% 2029		6,081	5,681
Home Depot, Inc. 4.50% 2048		1,915	1,871
Hyundai Capital America 2.85% 2022[4]		4,118	4,108
Hyundai Capital America 3.25% 2022[4]		1,521	1,521
Hyundai Capital America 1.25% 2023[4]		3,150	3,054
Hyundai Capital America 2.375% 2023[4]		9,977	9,852
Hyundai Capital America 0.875% 2024[4]		2,780	2,601
Hyundai Capital America 1.00% 2024[4]		2,750	2,555
Hyundai Capital America 3.40% 2024[4]		8,180	8,030
Hyundai Capital America 1.80% 2025[4]		12,714	11,642
Hyundai Capital America 2.65% 2025[4]		13,054	12,464
Hyundai Capital America 1.30% 2026[4]		6,000	5,332
Hyundai Capital America 1.50% 2026[4]		8,310	7,365
Hyundai Capital America 1.65% 2026[4]		7,275	6,421
Hyundai Capital America 2.375% 2027[4]		6,264	5,516
Hyundai Capital America 3.00% 2027[4]		10,408	9,583
Hyundai Capital America 1.80% 2028[4]		6,000	5,070
Hyundai Capital America 2.00% 2028[4]		5,900	4,966
Hyundai Capital America 2.10% 2028[4]		4,010	3,384
Hyundai Capital Services, Inc. 1.25% 2026[4]		3,695	3,328
KIA Corp. 2.375% 2025[4]		1,580	1,513
Limited Brands, Inc. 6.875% 2035		740	603
Marriott International, Inc. 5.75% 2025		330	343
Marriott International, Inc. 3.125% 2026		410	392
Marriott International, Inc. 2.75% 2033		2,226	1,753
McDonald’s Corp. 2.125% 2030		2,482	2,124
McDonald’s Corp. 4.45% 2047		3,535	3,284
McDonald’s Corp. 3.625% 2049		2,938	2,433
Meituan Dianping 3.05% 2030[4]		3,200	2,385
Nissan Motor Co., Ltd. 2.60% 2022[4]		1,415	1,408
Nissan Motor Co., Ltd. 3.043% 2023[4]		240	236
Nissan Motor Co., Ltd. 3.522% 2025[4]		800	758
Nissan Motor Co., Ltd. 2.00% 2026[4]		12,000	10,396
Nissan Motor Co., Ltd. 4.345% 2027[4]		1,790	1,645
Nissan Motor Co., Ltd. 2.75% 2028[4]		11,200	9,374
Nissan Motor Co., Ltd. 4.81% 2030[4]		17,533	15,593
Sands China, Ltd. 2.55% 2027[3,4]		2,368	1,728
Starbucks Corp. 3.75% 2047		3,785	3,077
Stellantis Finance US, Inc. 1.711% 2027[4]		3,500	3,046
Stellantis Finance US, Inc. 2.691% 2031[4]		4,280	3,393
Toyota Motor Credit Corp. 3.375% 2030		4,954	4,665
VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[4]		425	368
Volkswagen Group of America Finance, LLC 4.25% 2023[4]		15,000	15,009
Volkswagen Group of America Finance, LLC 2.85% 2024[4]		1,087	1,060
Volkswagen Group of America Finance, LLC 3.35% 2025[4]		2,636	2,550
Volkswagen Group of America Finance, LLC 4.35% 2027[4]		2,550	2,502
Wyndham Destinations, Inc. 6.625% 2026[4]		675	641
Wynn Resorts Finance, LLC 5.125% 2029[4]		410	323
			442,965

American Funds Insurance Series	163

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy 3.52%
Antero Resources Corp. 5.375% 2030[4]	USD	280	$256
Apache Corp. 4.625% 2025		645	643
Apache Corp. 4.25% 2030		2,465	2,189
Apache Corp. 5.35% 2049		800	634
Baker Hughes Co. 2.061% 2026		1,136	1,043
Canadian Natural Resources, Ltd. 2.05% 2025		754	706
Canadian Natural Resources, Ltd. 3.85% 2027		1,151	1,104
Cenovus Energy, Inc. 5.375% 2025		2,763	2,847
Cenovus Energy, Inc. 4.25% 2027		18,067	17,725
Cenovus Energy, Inc. 2.65% 2032		2,969	2,459
Cenovus Energy, Inc. 5.25% 2037		770	753
Cenovus Energy, Inc. 5.40% 2047		15,180	14,617
Cheniere Energy Partners LP 3.25% 2032[4]		937	740
Cheniere Energy, Inc. 7.00% 2024		410	425
Chevron Corp. 2.355% 2022		4,800	4,793
Chevron Corp. 2.954% 2026		3,365	3,285
Chevron Corp. 3.078% 2050		692	552
Columbia Pipeline Partners LP 5.80% 2045		1,410	1,454
Devon Energy Corp. 4.50% 2030		5,197	4,914
Diamondback Energy, Inc. 4.40% 2051		2,016	1,721
Diamondback Energy, Inc. 4.25% 2052		3,135	2,607
DT Midstream, Inc. 4.125% 2029[4]		555	472
Ecopetrol SA 5.875% 2045		452	308
Enbridge, Inc. 4.00% 2023		1,500	1,506
Energy Transfer Operating LP 5.875% 2024		294	300
Energy Transfer Operating LP 2.90% 2025		4,402	4,188
Energy Transfer Operating LP 3.75% 2030		5,567	5,023
Energy Transfer Operating LP 5.00% 2050		14,895	12,698
Energy Transfer Partners LP 4.20% 2023		2,860	2,866
Energy Transfer Partners LP 4.50% 2024		4,915	4,921
Energy Transfer Partners LP 4.75% 2026		1,506	1,502
Energy Transfer Partners LP 4.95% 2028		4,559	4,497
Energy Transfer Partners LP 5.25% 2029		1,275	1,264
Energy Transfer Partners LP 5.30% 2047		8,984	7,797
Energy Transfer Partners LP 6.25% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.028% on 2/15/2023)[3]		7,850	5,894
Energy Transfer Partners LP 6.625% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.155% on 2/15/2028)[3]		500	370
Enterprise Products Operating, LLC 3.20% 2052		1,771	1,274
Enterprise Products Operating, LLC 3.30% 2053		2,358	1,719
EQT Corp. 7.50% 2030[3]		7,500	8,065
Equinor ASA 3.625% 2028		4,928	4,821
Equinor ASA 3.125% 2030		20,000	18,563
Equinor ASA 3.25% 2049		5,687	4,523
Exxon Mobil Corp. 3.043% 2026		4,625	4,544
Exxon Mobil Corp. 2.61% 2030		1,040	935
MPLX LP 4.00% 2028		4,665	4,436
MPLX LP 5.50% 2049		8,081	7,514
Odebrecht Drilling Norbe 1.00% PIK and 6.35% Cash 2026[4,6]		39	24
Odebrecht Drilling Norbe 0% perpetual bonds[4]		1,150	5
Oleoducto Central SA 4.00% 2027[4]		1,715	1,434
Oleoducto Central SA 4.00% 2027		350	293
ONEOK, Inc. 2.20% 2025		193	180
ONEOK, Inc. 4.55% 2028		1,610	1,558
ONEOK, Inc. 6.35% 2031		984	1,029
ONEOK, Inc. 5.20% 2048		9,363	8,321
ONEOK, Inc. 4.45% 2049		440	351
ONEOK, Inc. 7.15% 2051		3,275	3,482
Petróleos Mexicanos 3.50% 2023		1,500	1,479
Petróleos Mexicanos 6.875% 2025		5,000	4,687
Petróleos Mexicanos 6.875% 2026		43,810	39,562

164	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Petróleos Mexicanos 6.50% 2027	USD	31,829	$27,694
Petróleos Mexicanos 6.50% 2029		3,409	2,782
Petróleos Mexicanos 8.75% 2029[4]		7,215	6,545
Petróleos Mexicanos 6.70% 2032		18,259	13,961
Petróleos Mexicanos 7.69% 2050		285	191
Qatar Petroleum 2.25% 2031[4]		22,020	18,846
Qatar Petroleum 3.125% 2041[4]		7,310	5,751
Qatar Petroleum 3.30% 2051[4]		2,185	1,693
SA Global Sukuk, Ltd. 1.602% 2026[4]		7,645	6,982
Sabine Pass Liquefaction, LLC 5.625% 2023[3]		1,000	1,010
Sabine Pass Liquefaction, LLC 5.75% 2024		8,000	8,166
Sabine Pass Liquefaction, LLC 5.625% 2025		10,000	10,211
Sabine Pass Liquefaction, LLC 5.875% 2026		15,700	16,249
Shell International Finance BV 3.875% 2028		9,410	9,293
Shell International Finance BV 2.75% 2030		1,186	1,071
Southwestern Energy Co. 5.95% 2025[3]		495	490
Sunoco Logistics Operating Partners LP 5.40% 2047		5,396	4,745
Total Capital Canada, Ltd. 2.75% 2023		2,140	2,125
Total Capital International 3.455% 2029		885	843
TransCanada PipeLines, Ltd. 4.10% 2030		1,578	1,509
Western Midstream Operating, LP 3.60% 2025 (3.35% on 8/1/2022)[3]		2,782	2,568
Western Midstream Operating, LP 4.55% 2030 (4.30% on 8/1/2022)[3]		2,202	1,911
Western Midstream Operating, LP 5.75% 2050 (5.50% on 8/1/2022)[3]		3,079	2,482
Williams Partners LP 4.50% 2023		500	504
Williams Partners LP 4.30% 2024		595	598
			386,092

Health care 3.17%
AbbVie, Inc. 3.20% 2029		4,783	4,404
AbbVie, Inc. 4.25% 2049		8	7
Amgen, Inc. 2.45% 2030		5,131	4,479
Amgen, Inc. 3.35% 2032		493	452
Amgen, Inc. 4.40% 2062		196	171
Anthem, Inc. 2.375% 2025		1,534	1,479
Anthem, Inc. 4.10% 2032		8,711	8,486
Anthem, Inc. 4.55% 2052		1,721	1,623
AstraZeneca Finance, LLC 1.75% 2028		1,429	1,262
AstraZeneca Finance, LLC 2.25% 2031		2,087	1,819
AstraZeneca PLC 4.00% 2029		5,920	5,901
Bausch Health Companies, Inc. 4.875% 2028[4]		830	651
Baxter International, Inc. 2.539% 2032		3,906	3,301
Bayer US Finance II, LLC 4.25% 2025[4]		17,570	17,370
Centene Corp. 4.25% 2027		14,860	13,917
Centene Corp. 2.45% 2028		12,410	10,384
Centene Corp. 4.625% 2029		14,945	13,980
Centene Corp. 3.375% 2030		15,718	13,375
Centene Corp. 2.50% 2031		8,550	6,813
Centene Corp. 2.625% 2031		2,510	2,002
Danaher Corp. 2.80% 2051		1,090	787
Eli Lilly and Company 3.375% 2029		1,255	1,229
Gilead Sciences, Inc. 1.65% 2030		1,570	1,287
HCA, Inc. 3.125% 2027[4]		755	687
HCA, Inc. 3.375% 2029[4]		1,770	1,558
HCA, Inc. 3.625% 2032[4]		5,729	4,840
HCA, Inc. 4.625% 2052[4]		390	313
Laboratory Corporation of America Holdings 1.55% 2026		1,058	951
Laboratory Corporation of America Holdings 4.70% 2045		4,160	3,703
Merck & Co., Inc. 1.70% 2027		3,093	2,812
Merck & Co., Inc. 2.15% 2031		5,845	5,033
Merck & Co., Inc. 2.75% 2051		808	598

American Funds Insurance Series	165

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Regeneron Pharmaceuticals, Inc. 1.75% 2030	USD	1,918	$1,540
Roche Holdings, Inc. 1.93% 2028[4]		7,845	6,941
Roche Holdings, Inc. 2.076% 2031[4]		14,737	12,579
Roche Holdings, Inc. 2.607% 2051[4]		645	469
Shire PLC 3.20% 2026		14,406	13,847
Teva Pharmaceutical Finance Co. BV 7.125% 2025		45,000	43,984
Teva Pharmaceutical Finance Co. BV 3.15% 2026		68,853	56,684
Teva Pharmaceutical Finance Co. BV 6.75% 2028		26,824	25,053
Teva Pharmaceutical Finance Co. BV 4.10% 2046		46,666	29,209
UnitedHealth Group, Inc. 3.35% 2022		4,385	4,385
UnitedHealth Group, Inc. 3.75% 2025		5,410	5,410
UnitedHealth Group, Inc. 3.70% 2027		1,184	1,181
UnitedHealth Group, Inc. 4.00% 2029		2,231	2,211
UnitedHealth Group, Inc. 2.00% 2030		855	733
UnitedHealth Group, Inc. 4.20% 2032		3,169	3,169
UnitedHealth Group, Inc. 3.05% 2041		1,300	1,050
UnitedHealth Group, Inc. 4.25% 2048		960	897
UnitedHealth Group, Inc. 3.25% 2051		927	729
UnitedHealth Group, Inc. 4.75% 2052		1,400	1,402
UnitedHealth Group, Inc. 4.95% 2062		550	559
			347,706

Communication services 3.16%
AT&T, Inc. 1.70% 2026		19,000	17,392
AT&T, Inc. 1.65% 2028		4,700	4,070
AT&T, Inc. 4.30% 2030		15,940	15,569
AT&T, Inc. 2.55% 2033		15,003	12,188
AT&T, Inc. 3.50% 2053		19,935	15,144
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.125% 2027[4]		4,800	4,546
CCO Holdings, LLC and CCO Holdings Capital Corp. 2.25% 2029		1,351	1,111
CCO Holdings, LLC and CCO Holdings Capital Corp. 2.80% 2031		5,642	4,524
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2032[4]		1,265	1,039
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.40% 2033		2,642	2,362
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2034[4]		3,875	3,007
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.75% 2048		5,000	4,492
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.25% 2053		1,240	1,050
CenturyLink, Inc. 4.00% 2027[4]		17,946	15,226
Comcast Corp. 3.15% 2028		7,200	6,870
Comcast Corp. 2.65% 2030		7,500	6,718
Comcast Corp. 4.00% 2048		5,000	4,357
Magallanes, Inc. 3.428% 2024[4]		6,552	6,429
Magallanes, Inc. 3.638% 2025[4]		3,056	2,964
Magallanes, Inc. 3.755% 2027[4]		9,501	8,920
Magallanes, Inc. 4.054% 2029[4]		1,316	1,206
Magallanes, Inc. 4.279% 2032[4]		4,932	4,413
Magallanes, Inc. 5.05% 2042[4]		3,147	2,682
Magallanes, Inc. 5.141% 2052[4]		11,141	9,366
Magallanes, Inc. 5.391% 2062[4]		2,802	2,348
Netflix, Inc. 4.875% 2028		20,119	18,976
Netflix, Inc. 5.875% 2028		25,021	24,526
Netflix, Inc. 5.375% 2029[4]		12,400	11,740
Netflix, Inc. 6.375% 2029		2,930	2,965
Netflix, Inc. 4.875% 2030[4]		13,375	12,266
News Corp. 5.125% 2032[4]		1,300	1,154
SBA Tower Trust 1.631% 2026[4]		6,741	6,038
Sirius XM Radio, Inc. 4.00% 2028[4]		675	586
Sprint Corp. 7.625% 2025		6,665	6,960
Tencent Holdings, Ltd. 2.39% 2030[4]		10,000	8,379
T-Mobile US, Inc. 3.50% 2025		3,275	3,207
T-Mobile US, Inc. 2.25% 2026		2,388	2,153

166	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
T-Mobile US, Inc. 2.625% 2026	USD	9,691	$8,813
T-Mobile US, Inc. 3.75% 2027		5,000	4,819
T-Mobile US, Inc. 2.40% 2029		1,224	1,059
T-Mobile US, Inc. 2.625% 2029		3,117	2,632
T-Mobile US, Inc. 3.875% 2030		4,500	4,204
T-Mobile US, Inc. 2.875% 2031		7,913	6,584
T-Mobile US, Inc. 3.50% 2031		9,629	8,334
T-Mobile US, Inc. 3.00% 2041		2,100	1,569
T-Mobile US, Inc. 3.40% 2052		12,280	9,096
Verizon Communications, Inc. 4.329% 2028		1,539	1,532
Verizon Communications, Inc. 1.75% 2031		10,090	8,114
Verizon Communications, Inc. 2.55% 2031		8,375	7,168
Verizon Communications, Inc. 2.355% 2032		4,743	3,937
Verizon Communications, Inc. 3.40% 2041		2,050	1,673
Verizon Communications, Inc. 2.875% 2050		3,000	2,133
Verizon Communications, Inc. 3.55% 2051		1,975	1,587
Verizon Communications, Inc. 3.875% 2052		3,155	2,651
Vodafone Group PLC 4.375% 2028		10,000	9,963
Vodafone Group PLC 4.25% 2050		3,050	2,555
ZipRecruiter, Inc. 5.00% 2030[4]		1,500	1,262
			346,628

Industrials 2.89%
ADT Security Corp. 4.125% 2029[4]		510	415
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.75% 2026		2,841	2,486
Aeropuerto International de Tocume SA 4.00% 2041[4]		730	593
Aeropuerto International de Tocume SA 5.125% 2061[4]		565	449
Air Lease Corp. 0.80% 2024		3,175	2,910
Air Lease Corp. 2.875% 2026		11,453	10,531
Air Lease Corp. 2.20% 2027		3,060	2,669
Air Lease Corp. 2.10% 2028		2,450	1,967
Avolon Holdings Funding, Ltd. 3.95% 2024[4]		12,514	11,991
Avolon Holdings Funding, Ltd. 2.125% 2026[4]		8,333	7,214
Avolon Holdings Funding, Ltd. 4.25% 2026[4]		3,302	3,062
Avolon Holdings Funding, Ltd. 2.528% 2027[4]		2,142	1,748
Avolon Holdings Funding, Ltd. 3.25% 2027[4]		8,000	6,972
BNSF Funding Trust I, junior subordinated, 6.613% 2055 (3-month USD-LIBOR + 2.35% on 1/15/2026)[3]		1,680	1,650
Boeing Company 4.508% 2023		11,358	11,389
Boeing Company 1.95% 2024		5,646	5,467
Boeing Company 2.80% 2024		500	490
Boeing Company 4.875% 2025		34,682	34,602
Boeing Company 2.196% 2026		16,571	14,962
Boeing Company 2.75% 2026		16,588	15,429
Boeing Company 3.10% 2026		649	605
Boeing Company 2.70% 2027		6,473	5,766
Boeing Company 5.04% 2027		15,716	15,537
Boeing Company 3.25% 2028		11,379	10,179
Boeing Company 3.25% 2028		1,925	1,716
Boeing Company 5.15% 2030		42,874	41,190
Boeing Company 3.625% 2031		1,602	1,384
Boeing Company 3.90% 2049		1,411	1,004
Boeing Company 5.805% 2050		4,122	3,793
Canadian Pacific Railway, Ltd. 1.75% 2026		1,982	1,795
Canadian Pacific Railway, Ltd. 2.45% 2031		3,131	2,682
Canadian Pacific Railway, Ltd. 3.00% 2041		1,677	1,315
Canadian Pacific Railway, Ltd. 3.10% 2051		3,111	2,297
Carrier Global Corp. 3.377% 2040		15,000	11,784
Dun & Bradstreet Corp. 5.00% 2029[4]		2,798	2,420
General Dynamics Corp. 3.625% 2030		675	655

American Funds Insurance Series	167

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
General Electric Capital Corp. 4.418% 2035	USD	5,977	$5,590
General Electric Capital Corp., Series A, 6.75% 2032		675	756
Lockheed Martin Corp. 1.85% 2030		1,080	923
Lockheed Martin Corp. 4.50% 2036		424	422
Mexico City Airport Trust 5.50% 2046		1,959	1,357
Mexico City Airport Trust 5.50% 2047		5,909	4,069
Mexico City Airport Trust 5.50% 2047[4]		1,132	780
MISC Capital Two (Labuan), Ltd. 3.75% 2027[4]		2,690	2,529
Norfolk Southern Corp. 4.55% 2053		1,188	1,126
Northrop Grumman Corp. 3.25% 2028		10,845	10,318
Raytheon Technologies Corp. 1.90% 2031		3,087	2,533
Raytheon Technologies Corp. 2.375% 2032		1,321	1,119
Raytheon Technologies Corp. 2.82% 2051		665	477
Raytheon Technologies Corp. 3.03% 2052		1,190	889
Republic Services, Inc. 2.375% 2033		1,635	1,338
Summit Digitel Infrastructure Private, Ltd. 2.875% 2031[4]		2,550	1,973
Triton Container International, Ltd. 1.15% 2024[4]		1,609	1,507
Triton Container International, Ltd. 3.15% 2031[4]		2,482	2,009
Union Pacific Corp. 2.15% 2027		2,213	2,052
Union Pacific Corp. 2.40% 2030		4,454	3,942
Union Pacific Corp. 2.375% 2031		5,554	4,805
Union Pacific Corp. 2.80% 2032		5,240	4,670
Union Pacific Corp. 3.375% 2042		530	442
Union Pacific Corp. 3.25% 2050		7,000	5,505
Union Pacific Corp. 2.95% 2052		1,405	1,037
United Rentals, Inc. 5.50% 2027		2,500	2,456
United Technologies Corp. 3.125% 2027		4,551	4,356
United Technologies Corp. 4.125% 2028		4,974	4,914
Waste Management, Inc. 4.15% 2032		2,155	2,115
			317,127

Consumer staples 1.50%
7-Eleven, Inc. 1.80% 2031[4]		5,013	3,918
7-Eleven, Inc. 2.80% 2051[4]		5,000	3,269
Altria Group, Inc. 4.40% 2026		4,585	4,512
Altria Group, Inc. 4.50% 2043		1,585	1,194
Altria Group, Inc. 5.95% 2049		9,039	7,940
Anheuser-Busch InBev NV 4.75% 2029		7,500	7,638
Anheuser-Busch InBev NV 5.55% 2049		5,000	5,117
Anheuser-Busch InBev NV 4.50% 2050		1,355	1,220
British American Tobacco International Finance PLC 3.95% 2025[4]		16,879	16,570
British American Tobacco International Finance PLC 1.668% 2026		4,070	3,608
British American Tobacco PLC 3.557% 2027		10,991	10,064
British American Tobacco PLC 2.259% 2028		4,348	3,647
British American Tobacco PLC 4.448% 2028		3,065	2,905
British American Tobacco PLC 4.742% 2032		2,675	2,381
British American Tobacco PLC 4.39% 2037		1,500	1,192
British American Tobacco PLC 4.54% 2047		14,400	10,583
British American Tobacco PLC 4.758% 2049		22,045	16,661
British American Tobacco PLC 5.65% 2052		610	528
Conagra Brands, Inc. 5.30% 2038		436	412
Conagra Brands, Inc. 5.40% 2048		57	54
Constellation Brands, Inc. 3.50% 2027		7,500	7,207
Constellation Brands, Inc. 4.35% 2027		890	883
Constellation Brands, Inc. 2.875% 2030		620	540
Constellation Brands, Inc. 2.25% 2031		1,487	1,207
Constellation Brands, Inc. 4.75% 2032		2,284	2,273
Imperial Tobacco Finance PLC 3.50% 2023[4]		2,335	2,322
JBS Luxembourg SARL 2.50% 2027[4]		3,880	3,384
JBS Luxembourg SARL 3.625% 2032[4]		1,430	1,159

168	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
JBS USA Lux SA 3.00% 2029[4]	USD	2,709	$2,293
JBS USA Lux SA 5.50% 2030[4]		435	412
JBS USA Lux SA 3.00% 2032[4]		3,430	2,639
Kraft Heinz Company 4.875% 2049		1,270	1,124
Kraft Heinz Company 5.50% 2050		2,725	2,622
PepsiCo, Inc. 1.95% 2031		6,979	5,952
Philip Morris International, Inc. 4.125% 2043		4,117	3,331
Philip Morris International, Inc. 4.875% 2043		5,433	4,845
PT Indofood CBP Sukses Makmur Tbk 3.398% 2031		3,110	2,422
PT Indofood CBP Sukses Makmur Tbk 4.745% 2051		685	461
Reynolds American, Inc. 4.45% 2025		14,570	14,503
Reynolds American, Inc. 5.85% 2045		1,970	1,656
			164,648

Information technology 0.87%
Analog Devices, Inc. 1.70% 2028		1,962	1,721
Analog Devices, Inc. 2.80% 2041		521	409
Apple, Inc. 2.70% 2051		7,080	5,296
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875% 2027		7,027	6,768
Broadcom, Inc. 4.00% 2029[4]		2,940	2,727
Broadcom, Inc. 4.15% 2032[4]		2,270	2,052
Broadcom, Inc. 3.469% 2034[4]		32,636	26,605
Broadcom, Inc. 3.137% 2035[4]		1,164	885
Broadcom, Inc. 3.187% 2036[4]		4,803	3,658
Global Payments, Inc. 2.90% 2031		1,005	824
Oracle Corp. 1.65% 2026		8,417	7,554
Oracle Corp. 2.30% 2028		6,875	5,922
Oracle Corp. 2.875% 2031		7,393	6,098
Oracle Corp. 3.95% 2051		4,869	3,584
PayPal Holdings, Inc. 3.90% 2027		1,233	1,230
PayPal Holdings, Inc. 2.30% 2030		330	284
PayPal Holdings, Inc. 4.40% 2032		6,461	6,404
PayPal Holdings, Inc. 5.05% 2052		1,665	1,656
PayPal Holdings, Inc. 5.25% 2062		375	372
salesforce.com, inc. 1.95% 2031		3,775	3,210
salesforce.com, inc. 2.70% 2041		875	678
salesforce.com, inc. 2.90% 2051		5,140	3,893
salesforce.com, inc. 3.05% 2061		265	194
Square, Inc. 2.75% 2026[4]		1,975	1,757
Square, Inc. 3.50% 2031[4]		825	659
VeriSign, Inc. 2.70% 2031		1,494	1,204
			95,644

Real estate 0.76%
Alexandria Real Estate Equities, Inc. 4.50% 2029		70	68
American Campus Communities, Inc. 3.75% 2023		2,900	2,904
American Campus Communities, Inc. 3.875% 2031		620	610
American Tower Corp. 1.45% 2026		657	575
American Tower Corp. 3.65% 2027		5,390	5,123
American Tower Corp. 2.30% 2031		1,180	936
American Tower Corp. 2.70% 2031		1,100	906
American Tower Corp. 4.05% 2032		1,278	1,166
Corporacion Inmobiliaria Vesta, SAB de CV, 3.625% 2031[4]		395	314
Corporate Office Properties LP 2.00% 2029		1,139	919
Corporate Office Properties LP 2.75% 2031		1,547	1,252
Corporate Office Properties LP 2.90% 2033		564	438
Crown Castle International Corp. 2.50% 2031		2,451	2,008
Equinix, Inc. 2.90% 2026		3,287	3,058
Equinix, Inc. 3.20% 2029		3,846	3,420
Equinix, Inc. 2.50% 2031		7,760	6,295

American Funds Insurance Series	169

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
Equinix, Inc. 3.90% 2032	USD	1,155	$1,046
Equinix, Inc. 3.40% 2052		1,201	891
Extra Space Storage, Inc. 2.35% 2032		698	554
FibraSOMA 4.375% 2031[4]		1,475	1,054
Hospitality Properties Trust 4.50% 2025		855	677
Hospitality Properties Trust 3.95% 2028		1,710	1,173
Howard Hughes Corp. 4.375% 2031[4]		675	501
Invitation Homes Operating Partnership LP 2.30% 2028		767	646
Invitation Homes Operating Partnership LP 2.00% 2031		2,048	1,578
Invitation Homes Operating Partnership LP 2.70% 2034		660	509
Iron Mountain, Inc. 4.875% 2027[4]		1,605	1,455
Iron Mountain, Inc. 5.25% 2028[4]		3,500	3,149
Iron Mountain, Inc. 5.25% 2030[4]		675	588
Omega Healthcare Investors, Inc. 4.375% 2023		186	187
Piedmont Operating Partnership LP 4.45% 2024		1,000	1,004
Public Storage 1.95% 2028		993	859
Public Storage 2.30% 2031		3,195	2,688
Scentre Group 3.50% 2025[4]		4,565	4,437
Sun Communities Operating LP 2.30% 2028		1,026	879
Sun Communities Operating LP 2.70% 2031		3,877	3,129
VICI Properties LP 4.375% 2025		670	655
VICI Properties LP 4.75% 2028		6,844	6,545
VICI Properties LP 4.95% 2030		5,515	5,237
VICI Properties LP 5.125% 2032		11,766	11,112
VICI Properties LP 5.625% 2052		2,695	2,458
			83,003

Materials 0.16%
Air Products and Chemicals, Inc. 2.70% 2040		2,911	2,333
Ecolab, Inc. 1.65% 2027		835	764
Ecolab, Inc. 2.125% 2032		2,580	2,179
Ecolab, Inc. 2.70% 2051		335	239
Glencore Funding, LLC 2.625% 2031[4]		790	638
Glencore Funding, LLC 3.375% 2051[4]		370	253
International Flavors & Fragrances, Inc. 2.30% 2030[4]		3,536	2,909
LYB International Finance III, LLC 2.25% 2030		3,802	3,139
LYB International Finance III, LLC 3.625% 2051		2,617	1,938
Methanex Corp. 5.125% 2027		510	451
Nova Chemicals Corp. 4.25% 2029[4]		425	333
South32 Treasury (USA), Ltd. 4.35% 2032[4]		1,976	1,848
			17,024

Total corporate bonds, notes & loans			3,680,622

Mortgage-backed obligations 22.30%
Federal agency mortgage-backed obligations 19.52%
Fannie Mae Pool #976945 5.50% 2023[7]		3	3
Fannie Mae Pool #AB1068 4.50% 2025[7]		49	50
Fannie Mae Pool #256133 4.50% 2026[7]		47	47
Fannie Mae Pool #AR3058 3.00% 2028[7]		83	82
Fannie Mae Pool #AS8018 3.00% 2031[7]		49	48
Fannie Mae Pool #BM4741 3.00% 2032[7]		32	32
Fannie Mae Pool #924866 1.765% 2037[5,7]		430	428
Fannie Mae Pool #945680 6.00% 2037[7]		455	495
Fannie Mae Pool #913966 6.00% 2037[7]		35	38
Fannie Mae Pool #889982 5.50% 2038[7]		998	1,072
Fannie Mae Pool #988588 5.50% 2038[7]		190	204
Fannie Mae Pool #AB1297 5.00% 2040[7]		198	208
Fannie Mae Pool #MA4501 2.00% 2041[7]		10,409	9,309
Fannie Mae Pool #AI1862 5.00% 2041[7]		1,034	1,086
Fannie Mae Pool #AH8144 5.00% 2041[7]		820	856

170	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #AH9479 5.00% 2041[7]	USD	767	$803
Fannie Mae Pool #AI3510 5.00% 2041[7]		594	621
Fannie Mae Pool #AJ0704 5.00% 2041[7]		480	503
Fannie Mae Pool #AJ5391 5.00% 2041[7]		350	369
Fannie Mae Pool #MA4540 2.00% 2042[7]		2,734	2,445
Fannie Mae Pool #AZ3904 4.00% 2045[7]		42	42
Fannie Mae Pool #AL8522 3.50% 2046[7]		945	924
Fannie Mae Pool #BD1968 4.00% 2046[7]		1,284	1,290
Fannie Mae Pool #BE0592 4.00% 2046[7]		316	314
Fannie Mae Pool #BD5477 4.00% 2046[7]		180	180
Fannie Mae Pool #CA0770 3.50% 2047[7]		5,135	5,033
Fannie Mae Pool #CA0706 4.00% 2047[7]		99	100
Fannie Mae Pool #MA3058 4.00% 2047[7]		45	45
Fannie Mae Pool #BM4413 4.50% 2047[7]		3,155	3,217
Fannie Mae Pool #BF0293 3.00% 2048[7]		7,571	7,145
Fannie Mae Pool #FM4891 3.50% 2048[7]		22,390	21,904
Fannie Mae Pool #BF0318 3.50% 2048[7]		6,098	5,948
Fannie Mae Pool #CA1189 3.50% 2048[7]		1,457	1,425
Fannie Mae Pool #BJ5749 4.00% 2048[7]		18	18
Fannie Mae Pool #BM4676 4.00% 2048[7]		14	14
Fannie Mae Pool #CA3807 3.00% 2049[7]		1,460	1,374
Fannie Mae Pool #CA3806 3.00% 2049[7]		941	887
Fannie Mae Pool #FM0007 3.50% 2049[7]		17,115	16,640
Fannie Mae Pool #FM1954 3.50% 2049[7]		7,239	7,038
Fannie Mae Pool #FM1589 3.50% 2049[7]		4,704	4,573
Fannie Mae Pool #FM1262 4.00% 2049[7]		25,162	25,188
Fannie Mae Pool #FM5507 3.00% 2050[7]		18,969	17,967
Fannie Mae Pool #BF0145 3.50% 2057[7]		12,754	12,439
Fannie Mae Pool #BF0264 3.50% 2058[7]		9,600	9,363
Fannie Mae Pool #BF0332 3.00% 2059[7]		20,766	19,494
Fannie Mae Pool #BF0497 3.00% 2060[7]		18,133	17,096
Fannie Mae, Series 2001-4, Class GA, 9.00% 2025[5,7]		—	—
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[7]		8	8
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[7]		19	22
Fannie Mae, Series 2002-W1, Class 2A, 5.017% 2042[5,7]		23	23
Freddie Mac Pool #ZS8507 3.00% 2028[7]		130	130
Freddie Mac Pool #ZK7590 3.00% 2029[7]		2,852	2,837
Freddie Mac Pool #A15120 5.50% 2033[7]		55	57
Freddie Mac Pool #QN1073 3.00% 2034[7]		51	50
Freddie Mac Pool #G05196 5.50% 2038[7]		54	59
Freddie Mac Pool #G05267 5.50% 2038[7]		41	44
Freddie Mac Pool #G06020 5.50% 2039[7]		79	85
Freddie Mac Pool #A93948 4.50% 2040[7]		169	175
Freddie Mac Pool #G05860 5.50% 2040[7]		283	305
Freddie Mac Pool #RB5138 2.00% 2041[7]		2,743	2,453
Freddie Mac Pool #G06868 4.50% 2041[7]		191	197
Freddie Mac Pool #G06841 5.50% 2041[7]		457	492
Freddie Mac Pool #RB5148 2.00% 2042[7]		5,687	5,044
Freddie Mac Pool #RB5145 2.00% 2042[7]		2,664	2,382
Freddie Mac Pool #Z40130 3.00% 2046[7]		22,230	21,271
Freddie Mac Pool #G61733 3.00% 2047[7]		5,538	5,246
Freddie Mac Pool #ZT2100 3.00% 2047[7]		116	110
Freddie Mac Pool #G08789 4.00% 2047[7]		682	687
Freddie Mac Pool #G67709 3.50% 2048[7]		14,463	14,159
Freddie Mac Pool #G61628 3.50% 2048[7]		355	348
Freddie Mac Pool #Q58494 4.00% 2048[7]		1,289	1,292
Freddie Mac Pool #QA4673 3.00% 2049[7]		31,780	29,899
Freddie Mac Pool #SD7508 3.50% 2049[7]		11,833	11,505
Freddie Mac Pool #RA1369 3.50% 2049[7]		2,174	2,113
Freddie Mac Pool #ZN4842 3.50% 2049[7]		760	739
Freddie Mac, Series 3061, Class PN, 5.50% 2035[7]		62	66

American Funds Insurance Series	171

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac, Series 3318, Class JT, 5.50% 2037[7]	USD	145	$153
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[7]		134	116
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[7]		132	112
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[7]		9,092	9,010
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[7]		2,074	2,052
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 2032[7]		11,275	11,138
Government National Mortgage Assn. 2.00% 2052[7,8]		10,080	8,946
Government National Mortgage Assn. 2.00% 2052[7,8]		4,705	4,180
Government National Mortgage Assn. 3.00% 2052[7,8]		32,748	30,883
Government National Mortgage Assn. 3.50% 2052[7,8]		51,755	50,231
Government National Mortgage Assn. 4.00% 2052[7,8]		70,236	69,796
Government National Mortgage Assn. 4.00% 2052[7,8]		18,306	18,231
Government National Mortgage Assn. 4.50% 2052[7,8]		166,259	168,116
Government National Mortgage Assn. 5.00% 2052[7,8]		152,746	155,968
Government National Mortgage Assn. 5.00% 2052[7,8]		2,680	2,747
Government National Mortgage Assn. Pool #MA5817 4.00% 2049[7]		13,668	13,711
Government National Mortgage Assn. Pool #MA6221 4.50% 2049[7]		5,718	5,823
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[7]		40	42
Uniform Mortgage-Backed Security 1.50% 2037[7,8]		3,950	3,593
Uniform Mortgage-Backed Security 2.50% 2037[7,8]		7,545	7,207
Uniform Mortgage-Backed Security 3.00% 2037[7,8]		4,006	3,914
Uniform Mortgage-Backed Security 2.00% 2052[7,8]		34,799	30,177
Uniform Mortgage-Backed Security 2.50% 2052[7,8]		36,388	32,697
Uniform Mortgage-Backed Security 3.00% 2052[7,8]		76,300	71,007
Uniform Mortgage-Backed Security 3.00% 2052[7,8]		70,132	65,338
Uniform Mortgage-Backed Security 3.50% 2052[7,8]		33,659	32,341
Uniform Mortgage-Backed Security 4.00% 2052[7,8]		250,157	245,911
Uniform Mortgage-Backed Security 4.00% 2052[7,8]		12,042	11,858
Uniform Mortgage-Backed Security 4.50% 2052[7,8]		320,008	320,024
Uniform Mortgage-Backed Security 4.50% 2052[7,8]		192,067	192,435
Uniform Mortgage-Backed Security 5.00% 2052[7,8]		152,335	154,766
Uniform Mortgage-Backed Security 5.00% 2052[7,8]		116,315	118,426
			2,141,104

Commercial mortgage-backed securities 1.37%
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 2052[7]		100	97
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2052[7]		770	758
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 2061[7]		1,018	949
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2061[7]		130	126
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2061[7]		205	199
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 2061[5,7]		2,444	2,447
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 2063[7]		295	259
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 2052[7]		2,541	2,532
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 2053[5,7]		781	789
Boca Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.767%) 2.27% 2039[4,5,7]		8,575	8,422
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 3.177% 2037[4,5,7]		3,822	3,753
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.11%) 2.865% 2027[4,5,7]		8,476	8,391
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 2.024% 2036[4,5,7]		14,727	14,226
BX Trust, Series 2021-RISE, Class A, (1-month USD-LIBOR + 0.74%) 2.072% 2036[4,5,7]		12,622	12,021
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 2.223% 2036[4,5,7]		5,292	4,985
BX Trust, Series 2021-VOLT, Class B, (1-month USD-LIBOR + 0.95%) 2.274% 2036[4,5,7]		570	537

172	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
BX Trust, Series 2021-ARIA, Class B, (1-month USD-LIBOR + 1.297%) 2.621% 2036[4,5,7]	USD	995	$933
BX Trust, Series 2021-ARIA, Class C, (1-month USD-LIBOR + 1.646%) 2.97% 2036[4,5,7]		996	931
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 2.825% 2037[4,5,7]		5,828	5,684
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 1.994% 2038[4,5,7]		3,741	3,596
BX Trust, Series 2021-ACNT, Class A, (1-month USD-LIBOR + 0.85%) 2.174% 2038[4,5,7]		9,979	9,620
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 2.194% 2038[4,5,7]		433	416
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 2.424% 2038[4,5,7]		293	279
BX Trust, Series 2021-ACNT, Class B, (1-month USD-LIBOR + 1.25%) 2.574% 2038[4,5,7]		339	325
BX Trust, Series 2021-SOAR, Class D, (1-month USD-LIBOR + 1.40%) 2.724% 2038[4,5,7]		740	701
BX Trust, Series 2021-ACNT, Class C, (1-month USD-LIBOR + 1.50%) 2.825% 2038[4,5,7]		100	96
BX Trust, Series 2021-ACNT, Class D, (1-month USD-LIBOR + 1.85%) 3.175% 2038[4,5,7]		151	144
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2049[7]		610	598
Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 2046[4,5,7]		312	311
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 2047[7]		350	347
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.711% 2048[5,7]		204	193
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 2057[7]		1,137	1,105
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 2049[7]		200	193
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 2.405% 2038[4,5,7]		2,862	2,795
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 2.705% 2038[4,5,7]		653	635
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 3.025% 2038[4,5,7]		891	863
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 3.575% 2038[4,5,7]		682	660
Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class A, 3.144% 2036[4,7]		304	292
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 2040[4,7]		1,897	1,573
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 2050[7]		400	387
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2052[7]		100	98
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 2053[7]		1,536	1,338
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 2047[7]		3,280	3,268
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 2050[7]		640	625
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 2039[4,7]		7,867	7,258
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 2049[5,7]		2,040	1,980
La Quinta Mortgage Trust, Series 2022-LAQ, Class A, (1-month USD CME Term SOFR + 1.724%) 3.058% 2039[4,5,7]		3,258	3,184
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 2.374% 2038[4,5,7]		4,555	4,394
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 2.125% 2026[4,5,7]		154	150
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 2047[7]		5,446	5,389
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 2048[7]		410	399
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 2049[7]		245	240

American Funds Insurance Series	173

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 2048[7]	USD	730	$715
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.761% 2049[5,7]		208	195
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 2041[4,7]		4,065	3,459
SREIT Trust, Series 2021-FLWR, Class A, (1-month USD-LIBOR + 0.577%) 1.901% 2036[4,5,7]		9,351	8,897
SREIT Trust, Series 2021-FLWR, Class B, (1-month USD-LIBOR + 0.926%) 2.25% 2036[4,5,7]		1,000	948
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 2.055% 2038[4,5,7]		8,739	8,317
SREIT Trust, Series 2021-MFP, Class B, (1-month USD-LIBOR + 1.079%) 2.404% 2038[4,5,7]		263	248
SREIT Trust, Series 2021-MFP, Class C, (1-month USD-LIBOR + 1.329%) 2.653% 2038[4,5,7]		141	133
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A-4, 3.789% 2048[7]		2,413	2,352
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.219% 2048[5,7]		220	209
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 2049[7]		2,550	2,506
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 2052[7]		1,019	939
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 2059[7]		250	244
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 2060[7]		205	200
			150,853

Collateralized mortgage-backed obligations (privately originated) 1.19%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[4,5,7]		3,260	3,026
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 2055[4,7]		145	140
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 2056 (3.495% on 2/25/2026)[3,4,7]		6,315	6,000
Bellemeade Re, Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 3.224% 2029[4,5,7]		1,297	1,292
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 2059[4,5,7]		1,001	924
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 2059[4,5,7]		671	649
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 2061[4,7]		5,155	4,816
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[4,5,7]		583	576
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 2031[4,5,7]		3,400	3,334
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[4,5,7]		1,983	1,948
CIM Trust, Series 2022-R2, Class A1, 3.75% 2061[4,5,7]		7,476	7,249
Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[4,5,7]		235	224
COLT Funding, LLC, Series 2021-5, Class A1, 1.726% 2066[4,5,7]		2,151	1,960
Connecticut Avenue Securities, Series 2022-R04, Class 1M1, (30-day Average USD-SOFR + 2.00%) 2.926% 2042[4,5,7]		1,505	1,477
Connecticut Avenue Securities, Series 2022-R06, Class 1M1, (30-day Average USD-SOFR + 2.75%) 3.698% 2042[4,5,7]		369	368
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[4,7]		1,578	1,457
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[4,5,7]		1,726	1,627
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[4,7]		2,700	2,908
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[4,7]		2,299	2,478
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 2051[4,5,7]		3,342	2,873
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 2051[4,5,7]		2,302	1,977
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, 2.50% 2051[4,5,7]		2,158	1,854
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 2051[4,5,7]		2,121	1,818
Flagstar Mortgage Trust, Series 2021-6INV, Class A4, 2.50% 2051[4,5,7]		2,021	1,739
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, (1-month USD-LIBOR + 4.70%) 6.324% 2028[5,7]		1,744	1,798
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA5, Class M2, (30-day Average USD-SOFR + 1.65%) 2.576% 2034[4,5,7]		234	226
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 2.926% 2042[4,5,7]		2,420	2,383
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 3.126% 2042[4,5,7]		363	359

174	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 3.729% 2042[4,5,7]	USD	313	$314
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (1-month USD-LIBOR + 1.85%) 3.474% 2050[4,5,7]		3,548	3,516
GCAT, Series 2021-NQM6, Class A1, 1.855% 2066[4,5,7]		3,823	3,492
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 2026[4,7]		5,446	4,871
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 2051[4,5,7]		914	788
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 2050[7]		240	230
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 2061[4,5,7]		914	861
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2061 (7.00% on 4/25/2025)[3,4,7,9]		3,806	3,671
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 2067 (5.25% on 11/25/2024)[3,4,7]		2,825	2,645
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 2.474% 2055[4,5,7]		16,160	15,704
MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 2060[4,5,7]		3,428	3,173
MRA Issuance Trust, Series 2020-10, Class A3, (1-month USD-LIBOR + 1.30%) 2.10% 2022[4,5,7]		8,555	8,448
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 2056[4,5,7]		3,760	3,224
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 2039[4,7]		1,132	1,070
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 2031[4,5,7]		4,530	4,359
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[4,7]		11,719	10,815
Treehouse Park Improvement Association No.1 - Anleihen 9.75% 2033[4,9,10]		1,680	1,490
Tricon Residential, Series 2021-SFR1, Class A, 1.943% 2038[4,7]		5,038	4,580
			130,731

Other mortgage-backed securities 0.22%
Nykredit Realkredit AS, Series CCE, 1.00% 2050[7]	DKK	78,145	8,664
Nykredit Realkredit AS, Series 01E, 1.00% 2053[7]		108,763	11,927
Realkredit Danmark AS 1.00% 2053[7]		29,536	3,239
			23,830

Total mortgage-backed obligations			2,446,518

Asset-backed obligations 4.43%
Aesop Funding, LLC, Series 2019-2A, Class A, 3.35% 2025[4,7]	USD	2,210	2,175
Aesop Funding, LLC, Series 2018-2A, Class A, 4.00% 2025[4,7]		2,755	2,756
Aesop Funding, LLC, Series 2020-1A, Class A, 2.33% 2026[4,7]		7,689	7,322
Aesop Funding, LLC, Series 2021-1A, Class A, 1.38% 2027[4,7]		3,445	3,087
Aesop Funding, LLC, Series 2021-1A, Class B, 1.63% 2027[4,7]		531	470
Aesop Funding, LLC, Series 2020-2, Class A, 2.02% 2027[4,7]		2,427	2,233
Aesop Funding, LLC, Series 2021-1A, Class C, 2.13% 2027[4,7]		193	170
Aesop Funding, LLC, Series 2020-2A, Class B, 2.96% 2027[4,7]		623	586
Aesop Funding, LLC, Series 2020-2A, Class C, 4.25% 2027[4,7]		1,279	1,229
Affirm Asset Securitization Trust, Series 2021-B, Class A, 1.03% 2026[4,7]		701	665
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 2026[4,7]		989	963
Affirm Asset Securitization Trust, Series 2022-X1, Class A, 1.75% 2027[4,7]		1,426	1,402
AGL CLO, Ltd., Series 2022-18A, Class A1, (3-month USD CME Term SOFR + 1.32%) 2.438% 2031[4,5,7]		8,585	8,553
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 2026[4,7]		2,387	2,364
American Credit Acceptance Receivables Trust, Series 2020-3, Class D, 2.40% 2026[4,7]		2,500	2,422
American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 2027[4,7]		1,465	1,432
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 2027[4,7]		806	765
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786% 2036[4,7]		1,147	1,140
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 2052[4,7]		2,811	2,767
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 2052[4,7]		396	392
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 2027[7]		997	941
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 2027[7]		1,109	1,029
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 2027[7]		2,613	2,404

American Funds Insurance Series	175

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 2.478% 2030[4,5,7]	USD	575	$566
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 2034[4,7]		231	219
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 2034[4,7]		269	240
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 2046[4,7]		4,201	3,601
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 2046[4,7]		497	401
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 2025[7]		400	397
CarMaxAuto Owner Trust, Series 2021-1, Class C, 0.94% 2026[7]		210	194
CarMaxAuto Owner Trust, Series 2021-1, Class D, 1.28% 2027[7]		206	188
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 2028[7]		538	514
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 2028[7]		884	832
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 2037[4,7]		16,378	14,503
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 2037[4,7]		6,342	5,720
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 2037[4,7]		685	586
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 2041[4,7]		910	818
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 2060[4,7]		18,930	17,179
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 2060[4,7]		1,982	1,698
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 2060[4,7]		3,441	3,093
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 2060[4,7]		373	318
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 2061[4,7]		6,134	5,417
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 2061[4,7]		1,943	1,681
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 2045[4,7]		2,479	2,226
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 2045[4,7]		5,171	4,672
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2046[4,7]		464	411
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 2025[4,7]		918	917
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 2025[4,7]		1,539	1,541
CPS Auto Receivables Trust, Series 2021-A, Class C, 0.83% 2026[4,7]		694	679
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 2026[4,7]		590	564
CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88% 2026[4,7]		2,591	2,563
CPS Auto Receivables Trust, Series 2022-B, Class B, 3.88% 2028[4,7]		2,111	2,094
CPS Auto Receivables Trust, Series 2022-B, Class C, 4.33% 2028[4,7]		2,797	2,775
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[4,7]		3,549	3,537
Drive Auto Receivables Trust, Series 2021-1, Class B, 0.65% 2025[7]		2,524	2,513
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[7]		1,547	1,548
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 2025[7]		328	328
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 2026[7]		4,020	3,994
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02% 2027[7]		5,369	5,233
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 2029[7]		4,053	3,798
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[4,7]		128	128
Drivetime Auto Owner Trust, Series 2019-3, Class D, 2.96% 2025[4,7]		1,915	1,902
Drivetime Auto Owner Trust, Series 2019-2A, Class C, 3.18% 2025[4,7]		29	29
Drivetime Auto Owner Trust, Series 2019-2A, Class D, 3.48% 2025[4,7]		4,250	4,242
Drivetime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 2026[4,7]		825	787
Drivetime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 2026[4,7]		449	417
Drivetime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 2026[4,7]		817	795
Drivetime Auto Owner Trust, Series 2021-2A, Class B, 0.81% 2027[4,7]		1,179	1,144
Drivetime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2027[4,7]		1,231	1,169
Drivetime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2027[4,7]		832	774
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 2045[4,7]		463	412
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 2024[4,7]		170	169
Exeter Automobile Receivables Trust, Series 2021-2, Class B, 0.57% 2025[7]		1,663	1,638
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32% 2025[7]		780	773
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 2025[4,7]		900	888
Exeter Automobile Receivables Trust, Series 2022-2A, Class A3, 2.80% 2025[7]		1,162	1,148
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 2025[4,7]		5,000	4,969
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 2025[4,7]		5,194	5,192
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 2026[7]		1,807	1,739
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 2026[7]		1,012	984
Exeter Automobile Receivables Trust, Series 2022-2A, Class B, 3.65% 2026[7]		3,047	2,999

176	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 2027[7]	USD	2,612	$2,436
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 2028[7]		1,201	1,143
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[4,7]		18,033	16,623
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 2038[4,7]		1,393	1,272
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 2039[4,7]		1,743	1,716
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[4,7]		17,675	17,625
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[4,7]		30,070	29,605
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 2045[4,7]		2,312	2,138
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 2046[4,7]		1,517	1,345
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 2046[4,7]		169	148
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[4,7]		3,084	2,824
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 2041[4,7]		10,425	9,296
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 2041[4,7]		2,913	2,602
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 2041[4,7]		228	201
GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56% 2024[7]		301	298
GM Financial Automobile Leasing Trust, Series 2020-2, Class D, 3.21% 2024[7]		425	422
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 3.65% 2023[4,7,9,10]		8,590	8,337
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 2025[4,7]		12,703	11,895
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 2025[4,7]		1,171	1,083
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 2025[4,7]		810	747
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 2027[4,7]		17,770	15,703
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 2027[4,7]		1,264	1,119
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 2027[4,7]		859	753
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30% 2026[4,7]		1,324	1,282
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 2026[4,7]		304	286
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 2.098% 2030[4,5,7]		900	887
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 2.194% 2029[4,5,7]		660	652
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 2026[4,7]		1,242	1,197
Mission Lane Credit Card Master Trust, Series 2021-A, Class B, 2.24% 2026[4,7]		230	222
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 2069[4,7]		2,721	2,443
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[4,7]		4,424	4,080
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 2070[4,7]		958	848
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 2046[4,7]		4,565	4,074
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 2062[4,7]		358	329
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[4,7]		6,020	5,574
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[4,7]		13,741	12,749
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD-LIBOR + 0.74%) 2.335% 2062[4,5,7]		4,597	4,489
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[4,7]		50,765	44,373
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 2.154% 2030[4,5,7]		275	271
Oportun Funding, LLC, Series 2021-A, Class A, 1.21% 2028[4,7]		240	225
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 2.524% 2028[4,5,7]		1,355	1,345
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 1.963% 2029[4,5,7]		292	289
PFS Financing Corp., Series 2021-B, Class A, 0.775% 2026[4,7]		7,884	7,318
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 2024[4,7]		1,815	1,813
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 2025[4,7]		1,355	1,341
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD-LIBOR + 1.25%) 2.874% 2051[4,5,7]		771	758
Santander Drive Auto Receivables Trust, Series 2021-2, Class B, 0.59% 2025[7]		1,510	1,488
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 2025[7]		2,955	2,948
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90% 2026[7]		2,812	2,724
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12% 2026[7]		3,344	3,319
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 2026[7]		2,211	2,157
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95% 2027[7]		1,677	1,614
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 2027[7]		2,236	2,115
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 2027[7]		1,802	1,692

American Funds Insurance Series	177

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Slam, Ltd., Series 2021-1, Class A, 2.434% 2046[4,7]	USD	2,732	$2,362
Slam, Ltd., Series 2021-1, Class B, 3.422% 2046[4,7]		503	427
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 2046[4,7]		2,478	2,260
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 2.124% 2030[4,5,7]		475	469
Sprite, Ltd., Series 2021-1, Class A, 3.75% 2046[4,7]		3,396	3,078
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 2041[4,7]		453	404
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2033[4,7]		1,323	1,235
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2033[4,7]		1,525	1,398
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 2075[4,7]		2,581	2,404
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 2045[4,7]		3,175	2,884
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 2045[4,7]		2,366	2,145
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 2045[4,7]		1,364	1,281
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2046[4,7]		6,480	5,665
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 2046[4,7]		5,440	4,845
Textainer Marine Containers, Ltd., Series 2021-1A, Class B, 2.52% 2046[4,7]		362	322
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 2045[4,7]		4,571	4,114
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2046[4,7]		136	117
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[4,7]		6,000	5,873
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 2045[4,7]		10,965	9,774
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 2046[4,7]		4,412	3,860
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 2046[4,7]		364	316
Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.24% 2025[4,7]		1,557	1,519
Westlake Automobile Receivables Trust, Series 2021-2, Class B, 0.62% 2026[4,7]		1,690	1,629
Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 2026[4,7]		2,181	2,066
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 2026[4,7]		1,446	1,350
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2026[4,7]		3,023	2,908
			486,061

Municipals 1.63%
California 0.03%
G.O. Bonds, Series 2009, 7.50% 2034		2,100	2,700
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 2034		650	562
			3,262

Illinois 1.48%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 2029		65	68
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039		30,835	31,320
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040		8,945	9,360
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 2025		2,500	2,233
G.O. Bonds, Series 2013-B, 4.31% 2023		2,125	2,129
G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023		6,228	6,275
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033		107,000	107,781
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023		3,210	3,250
			162,416

New York 0.05%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 2.202% 2034		6,390	5,227

Texas 0.03%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052		4,075	3,274

178	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Municipals (continued)
Wisconsin 0.04%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 2034	USD	4,600	$4,359

Total municipals			178,538

Bonds & notes of governments & government agencies outside the U.S. 1.27%
Chile (Republic of) 3.50% 2034		600	535
Chile (Republic of) 3.10% 2041		2,340	1,786
Chile (Republic of) 4.34% 2042		1,320	1,178
Chile (Republic of) 4.00% 2052		580	482
China (People’s Republic of), Series INBK, 3.81% 2050	CNY	13,380	2,160
China (People’s Republic of), Series INBK, 3.72% 2051		48,340	7,709
Colombia (Republic of) 4.125% 2051	USD	3,120	1,876
Colombia (Republic of), Series B, 5.75% 2027	COP	24,813,800	4,734
Dominican Republic 5.95% 2027[4]	USD	8,100	7,753
Indonesia (Republic of) 3.35% 2071		1,660	1,179
Israel (State of) 3.375% 2050		4,750	3,851
Israel (State of) 3.875% 2050		4,775	4,209
Panama (Republic of) 3.362% 2031		15,625	13,773
Panama (Republic of) 3.87% 2060		7,500	5,324
Panama (Republic of) 4.50% 2063		395	305
Paraguay (Republic of) 5.00% 2026		1,250	1,230
Peru (Republic of) 6.35% 2028	PEN	5,840	1,439
Peru (Republic of) 5.94% 2029		6,005	1,434
Peru (Republic of) 2.783% 2031	USD	3,790	3,232
Peru (Republic of) 6.15% 2032	PEN	12,950	2,994
Peru (Republic of) 3.00% 2034	USD	2,400	1,975
Peru (Republic of) 3.60% 2072		7,640	5,191
Philippines (Republic of) 3.229% 2027		475	461
Philippines (Republic of) 3.20% 2046		4,900	3,687
Philippines (Republic of) 4.20% 2047		272	239
Portuguese Republic 5.125% 2024		24,775	25,613
PT Indonesia Asahan Aluminium Tbk 5.71% 2023[4]		1,020	1,035
PT Indonesia Asahan Aluminium Tbk 4.75% 2025[4]		1,270	1,264
PT Indonesia Asahan Aluminium Tbk 5.45% 2030[4]		340	320
PT Indonesia Asahan Aluminium Tbk 5.80% 2050[4]		1,150	928
Qatar (State of) 4.50% 2028[4]		5,100	5,291
Qatar (State of) 5.103% 2048[4]		3,400	3,569
Romania 3.75% 2034	EUR	5,625	4,444
Saudi Arabia (Kingdom of) 3.628% 2027[4]	USD	5,000	4,964
Saudi Arabia (Kingdom of) 3.625% 2028[4]		11,435	11,302
United Mexican States 3.50% 2034		1,030	853
United Mexican States 4.40% 2052		675	510
			138,829

Federal agency bonds & notes 0.10%
Fannie Mae 2.125% 2026[1]		11,910	11,502

Total bonds, notes & other debt instruments (cost: $11,470,544,000)			10,721,189

American Funds Insurance Series	179

The Bond Fund of America (continued)

Short-term securities 18.26%	Shares	Value (000)
Money market investments 18.26%
Capital Group Central Cash Fund 1.38%[11,12]	20,033,647	$2,002,964

Total short-term securities (cost: $2,003,265,000)		2,002,964
Total investment securities 116.00% (cost: $13,473,809,000)		12,724,153
Other assets less liabilities (16.00)%		(1,755,255)

Net assets 100.00%		$10,968,898

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized appreciation (depreciation) at 6/30/2022 (000)
30 Day Federal Funds Futures	Long	3,679	September 2022	USD	1,498,316	$512
90 Day Eurodollar Futures	Long	2,771	September 2022		670,547	(18,008)
3 Month SOFR Futures	Short	658	June 2023		(158,956)	157
2 Year U.S. Treasury Note Futures	Short	4,626	September 2022		(971,532)	(2,450)
5 Year Euro-Bobl Futures	Short	63	September 2022		(8,199)	81
5 Year U.S. Treasury Note Futures	Long	2,237	September 2022		251,103	2,326
10 Year Euro-Bund Futures	Short	51	September 2022		(7,951)	207
10 Year Ultra U.S. Treasury Note Futures	Long	2,281	September 2022		290,542	4,736
10 Year U.S. Treasury Note Futures	Long	2,148	September 2022		254,605	2,999
20 Year U.S. Treasury Bond Futures	Long	1,463	September 2022		202,808	(2,688)
30 Year Ultra U.S. Treasury Bond Futures	Long	855	September 2022		131,964	(2,789)
						$(14,917)

Forward currency contracts

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2022 (000)
USD	5,555	COP	22,893,650	UBS AG	7/6/2022	$46
COP	22,893,650	USD	5,540	UBS AG	7/6/2022	(30)
USD	3,074	PEN	11,415	Bank of America	7/12/2022	96
KRW	16,629,740	USD	13,220	JPMorgan Chase	7/12/2022	(316)
USD	621	EUR	582	Standard Chartered Bank	7/13/2022	11
USD	1,231	EUR	1,180	JPMorgan Chase	7/18/2022	(7)
USD	26,606	DKK	188,025	Bank of New York Mellon	7/27/2022	65
USD	5,934	EUR	5,628	UBS AG	7/27/2022	25
COP	1,073,945	USD	266	Citibank	7/28/2022	(9)
KRW	32,053,900	USD	24,883	Citibank	8/5/2022	2
USD	5,506	COP	22,893,650	UBS AG	8/8/2022	31
USD	1,413	PEN	5,380	Citibank	8/26/2022	17
USD	643	PEN	2,650	Morgan Stanley	8/26/2022	(45)
USD	830	PEN	3,440	Citibank	8/26/2022	(63)
						$(177)

180	American Funds Insurance Series

The Bond Fund of America (continued)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional		Value at	Upfront premium	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		6/30/2022 (000)	paid (000)	at 6/30/2022 (000)
SOFR	Annual	0.471%	Annual	10/26/2023	USD	87,775	$2,890	$—	$2,890
0.45801%	Annual	SOFR	Annual	10/26/2023		85,775	(2,838)	—	(2,838)
3.5291%	Annual	U.S. EFFR	Annual	6/16/2024		78,378	791	—	791
3.52647%	Annual	U.S. EFFR	Annual	6/16/2024		72,532	729	—	729
3.497%	Annual	U.S. EFFR	Annual	6/16/2024		27,000	256	—	256
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024		19,800	164	—	164
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024		4,154	36	—	36
3-month USD-LIBOR	Quarterly	1.972%	Semi-annual	4/26/2051		23,200	4,303	—	4,303
3-month USD-LIBOR	Quarterly	1.9855%	Semi-annual	4/26/2051		8,580	1,568	—	1,568
3-month USD-LIBOR	Quarterly	1.9778%	Semi-annual	4/28/2051		13,500	2,488	—	2,488
							$10,387	$—	$10,387

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2022 (000)	Upfront premium received (000)	Unrealized appreciation at 6/30/2022 (000)
CDX.NA.HY.38	5.00%	Quarterly	6/20/2027	USD114,617	$3,452	$(5,302)	$8,754

Investments in affiliates12

	Value of affiliate at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliate at 6/30/2022 (000)	Dividend income (000)
Short-term securities 18.26%
Money market investments 18.26%
Capital Group Central Cash Fund 1.38%[11]	$1,311,257	$2,345,528	$1,653,314	$(83)	$(424)	$2,002,964	$3,972

[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $59,465,000, which represented .54% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Step bond; coupon rate may change at a later date.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,572,955,000, which represented 14.34% of the net assets of the fund.
[5]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Purchased on a TBA basis.
[9]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $13,498,000, which represented .12% of the net assets of the fund.
[10]	Value determined using significant unobservable inputs.
[11]	Rate represents the seven-day yield at 6/30/2022.
[12]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

American Funds Insurance Series	181

The Bond Fund of America (continued)

Key to abbreviations

Assn. = Association

Auth. = Authority

CLO = Collateralized Loan Obligations

CME = CME Group

CMO = Collateralized Mortgage Obligations

CNY = Chinese yuan

COP = Colombian pesos

DAC = Designated Activity Company

DKK = Danish kroner

EFFR = Effective Federal Funds Rate

EUR = Euros

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

ICE = Intercontinental Exchange, Inc.

KRW = South Korean won

LIBOR = London Interbank Offered Rate

PEN = Peruvian nuevos soles

Ref. = Refunding

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

182	American Funds Insurance Series

Capital World Bond Fund

Investment portfolio June 30, 2022	unaudited

Bonds, notes & other debt instruments 96.02%	Principal amount (000)		Value (000)
Euros 17.03%
Allianz SE 4.75% perpetual bonds (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[1]	EUR	4,200	$4,424
Altria Group, Inc. 1.00% 2023		1,020	1,066
Altria Group, Inc. 1.70% 2025		1,600	1,583
Altria Group, Inc. 2.20% 2027		2,900	2,737
American Honda Finance Corp. 1.95% 2024		560	587
American Tower Corp. 0.45% 2027		2,525	2,308
American Tower Corp. 0.875% 2029		1,470	1,255
AT&T, Inc. 1.60% 2028		2,350	2,310
Austria (Republic of) 0% 2031		6,900	6,189
Bank of America Corp. 3.648% 2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028)[1,2]		5,000	5,339
CaixaBank, SA 2.25% 2030 (5-year EUR Annual (vs. 6-month EUR-EURIBOR) + 1.68% on 4/17/2025)[1]		2,400	2,340
Comcast Corp. 0.25% 2029		955	831
Deutsche Telekom International Finance BV 7.50% 2033		200	288
Dow Chemical Co. 0.50% 2027		1,110	1,027
Egypt (Arab Republic of) 5.625% 2030		300	196
Equinor ASA 1.375% 2032		2,550	2,344
European Investment Bank 0.25% 2032		4,900	4,333
European Investment Bank 1.50% 2032		1,000	991
European Union 0% 2026		1,600	1,584
European Union 0.25% 2026		610	607
European Union 0% 2031		705	618
European Union 0% 2035		220	171
European Union 0.20% 2036		1,500	1,176
Finland (Republic of) 1.50% 2032		3,380	3,405
French Republic O.A.T. 0.10% 2026[3]		10,514	11,696
French Republic O.A.T. 0% 2030		19,550	17,683
French Republic O.A.T. 0% 2032		4,020	3,484
French Republic O.A.T. 0.50% 2040		2,080	1,594
French Republic O.A.T. 0.75% 2052		5,930	3,963
Germany (Federal Republic of) 0% 2025		10,970	11,249
Germany (Federal Republic of) 0% 2026		6,060	6,093
Germany (Federal Republic of) 0% 2027		17,510	17,478
Germany (Federal Republic of) 0% 2030		13,340	12,768
Germany (Federal Republic of) 0% 2031		12,600	11,730
Germany (Federal Republic of) 0% 2050		1,200	805
Goldman Sachs Group, Inc. 3.375% 2025[2]		5,000	5,319
Goldman Sachs Group, Inc. 1.00% 2033[2]		2,705	2,126
Greece (Hellenic Republic of) 3.375% 2025		5,825	6,258
Greece (Hellenic Republic of) 0.75% 2031		1,660	1,363
Greece (Hellenic Republic of) 1.75% 2032		4,810	4,271
Groupe BPCE SA 4.625% 2023		1,200	1,286
Groupe BPCE SA 1.00% 2025		2,900	2,901
Highland Holdings SARL 0.318% 2026		205	192
Intesa Sanpaolo SpA 6.625% 2023		510	555
Israel (State of) 2.875% 2024		1,180	1,257
Italy (Republic of) 1.85% 2025		17,700	18,507
Italy (Republic of) 1.35% 2030		7	7
JPMorgan Chase & Co. 0.389% 2028 (3-month EUR-EURIBOR + 0.65% on 2/24/2027)[1,2]		3,208	2,965
KfW 0.125% 2025		590	599
Lloyds Banking Group PLC 1.75% 2028 (5-year EUR-EURIBOR + 1.30% on 9/7/2023)[1]		2,400	2,448
Morgan Stanley 2.103% 2026 (3-month EUR-EURIBOR + 0.904% on 5/8/2025)[1]		580	596
Morgan Stanley 2.95% 2032 (3-month EUR-EURIBOR +1.245% on 5/7/2031)[1]		1,535	1,526
Morocco (Kingdom of) 3.50% 2024		1,400	1,452
Morocco (Kingdom of) 1.50% 2031		4,100	2,866
Petroleos Mexicanos 5.50% 2025		2,520	2,650
Philippines (Republic of) 0.25% 2025		875	855
Portuguese Republic 0.475% 2030		1,610	1,474
Quebec (Province of) 0.25% 2031		920	808
Quebec (Province of) 0.50% 2032		1,155	1,021

American Funds Insurance Series	183

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Euros (continued)
Romania 2.125% 2028	EUR	1,440	$1,246
Romania 1.75% 2030		2,560	1,919
Romania 3.624% 2030		3,660	3,144
Romania 2.00% 2032		1,605	1,152
Romania 2.00% 2033		2,900	1,978
Romania 3.75% 2034		1,440	1,138
Russian Federation 2.875% 2025		3,000	833
Russian Federation 2.875% 2025		1,500	417
Serbia (Republic of) 3.125% 2027		10,287	9,463
Serbia (Republic of) 1.00% 2028		420	322
Serbia (Republic of) 1.50% 2029		4,153	3,169
Spain (Kingdom of) 0.80% 2027		8,970	8,972
Spain (Kingdom of) 1.45% 2029		1,890	1,913
Spain (Kingdom of) 1.25% 2030		1,295	1,261
Spain (Kingdom of) 0.50% 2031		4,645	4,114
Spain (Kingdom of) 0.70% 2032		4,785	4,258
Spain (Kingdom of) 1.90% 2052		1,010	799
State Grid Overseas Investment, Ltd. 1.375% 2025		441	444
State Grid Overseas Investment, Ltd. 2.125% 2030		200	190
Stryker Corp. 0.25% 2024		480	480
Stryker Corp. 0.75% 2029		980	878
Stryker Corp. 1.00% 2031		450	379
TOTAL SA 1.75% junior subordinated perpetual bonds (5-year EUR-EURIBOR + 1.765% on 4/4/2024)[1]		2,000	1,973
Toyota Motor Credit Corp. 0.125% 2027		1,850	1,672
Tunisia (Republic of) 6.75% 2023		5,209	3,805
Tunisia (Republic of) 6.75% 2023		1,295	946
Ukraine 6.75% 2026		3,119	858
Ukraine 6.75% 2026		1,225	337
Ukraine 4.375% 2030		2,705	703
Volkswagen International Finance NV 4.375% junior subordinated perpetual bonds (9-year EUR Mid-Swap + 3.36% on 3/28/2031)[1]		1,300	1,099
			269,416

Japanese yen 8.50%
Export-Import Bank of India 0.59% 2022	JPY	400,000	2,947
Japan, Series 18, 0.10% 2024[3]		1,043,840	7,913
Japan, Series 19, 0.10% 2024[3]		455,063	3,460
Japan, Series 21, 0.10% 2026[3]		1,008,764	7,794
Japan, Series 346, 0.10% 2027		777,900	5,758
Japan, Series 356, 0.10% 2029		3,529,000	25,867
Japan, Series 24, 0.10% 2029[3]		364,593	2,837
Japan, Series 359, 0.10% 2030		973,150	7,102
Japan, Series 116, 2.20% 2030		576,100	4,890
Japan, Series 26, 0.005% 2031[3]		517,272	4,033
Japan, Series 362, 0.10% 2031		737,200	5,365
Japan, Series 363, 0.10% 2031		180,000	1,308
Japan, Series 145, 1.70% 2033		1,302,050	10,954
Japan, Series 152, 1.20% 2035		987,100	7,907
Japan, Series 21, 2.30% 2035		720,000	6,519
Japan, Series 179, 0.50% 2041		822,650	5,653
Japan, Series 37, 0.60% 2050		694,500	4,406
Japan, Series 73, 0.70% 2051		996,800	6,448
Japan, Series 70, 0.70% 2051		925,450	6,003
Philippines (Republic of) 0.001% 2024		900,000	6,578
United Mexican States 0.62% 2022		100,000	737
			134,479

184	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Chinese yuan renminbi 3.31%
Agricultural Development Bank of China 2.96% 2030	CNY	41,790	$6,187
China (People’s Republic of), Series 1910, 3.86% 2049		103,240	16,766
China (People’s Republic of), Series INBK, 3.39% 2050		31,040	4,648
China (People’s Republic of), Series INBK, 3.81% 2050		54,930	8,866
China (People’s Republic of), Series INBK, 3.53% 2051		48,570	7,524
China Development Bank Corp., Series 1814, 4.15% 2025		20,900	3,261
China Development Bank Corp., Series 1909, 3.50% 2026		10,400	1,592
China Development Bank Corp., Series 1904, 3.68% 2026		11,700	1,802
China Development Bank Corp., Series 2009, 3.39% 2027		11,130	1,700
			52,346

British pounds 3.17%
American Honda Finance Corp. 0.75% 2026	GBP	1,420	1,538
Asian Development Bank 1.125% 2025		1,240	1,456
France Télécom 5.375% 2050		300	427
KfW 1.125% 2025		1,165	1,367
Lloyds Banking Group PLC 7.625% 2025		655	858
Quebec (Province of) 2.25% 2026		1,870	2,239
United Kingdom 0.125% 2026		425	486
United Kingdom 4.25% 2027		1,120	1,519
United Kingdom 0.375% 2030		1,740	1,840
United Kingdom 4.75% 2030		8,230	12,063
United Kingdom 0.25% 2031		8,690	8,870
United Kingdom 4.25% 2032		3,010	4,309
United Kingdom 0.625% 2035		4,620	4,425
United Kingdom 0.875% 2046		6,030	5,093
United Kingdom 0.625% 2050		2,805	2,085
United Kingdom 1.25% 2051		1,480	1,315
United Kingdom 1.125% 2073		225	176
			50,066

Canadian dollars 2.41%
Canada 1.00% 2022	CAD	1,050	814
Canada 0.75% 2024		14,570	10,750
Canada 0.25% 2026		5,800	4,070
Canada 2.25% 2029		27,100	19,901
Canada 2.75% 2048		3,500	2,521
			38,056

Mexican pesos 2.28%
Petróleos Mexicanos 7.19% 2024	MXN	83,847	3,829
United Mexican States 4.50% 2025[3]		15,942	805
United Mexican States, Series M, 5.75% 2026		74,700	3,306
United Mexican States, Series M, 7.50% 2027		436,720	20,311
United Mexican States, Series M20, 8.50% 2029		140,400	6,783
United Mexican States, Series M30, 8.50% 2038		21,100	996
			36,030

Danish kroner 2.12%
Nordea Kredit 0.50% 2040[4]	DKK	18,021	2,079
Nykredit Realkredit AS, Series 01E, 0.50% 2040[4]		137,570	15,810
Nykredit Realkredit AS, Series 01E, 0.50% 2043[4]		134,285	15,302
Realkredit Danmark AS 1.00% 2053[4]		2,757	302
			33,493

Australian dollars 2.07%
Australia (Commonwealth of), Series 139, 3.25% 2025	AUD	10,810	7,488
Australia (Commonwealth of), Series 163, 1.00% 2031		31,664	17,284
Australia (Commonwealth of), Series 166, 3.00% 2033		12,355	7,968
			32,740

American Funds Insurance Series	185

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Colombian pesos 1.00%
Colombia (Republic of), Series B, 5.75% 2027	COP	17,890,000	$3,414
Colombia (Republic of), Series UVR, 2.25% 2029[3]		36,689	2,342
Colombia (Republic of), Series B, 7.00% 2031		36,645,300	6,709
Colombia (Republic of), Series B, 7.25% 2050		21,884,200	3,343
			15,808

Indonesian rupiah 0.68%
Indonesia (Republic of), Series 84, 7.25% 2026	IDR	22,733,000	1,574
Indonesia (Republic of), Series 56, 8.375% 2026		6,725,000	488
Indonesia (Republic of), Series 59, 7.00% 2027		51,565,000	3,557
Indonesia (Republic of), Series 78, 8.25% 2029		27,003,000	1,930
Indonesia (Republic of), Series 82, 7.00% 2030		19,346,000	1,289
Indonesia (Republic of), Series 68, 8.375% 2034		27,353,000	1,956
			10,794

Malaysian ringgits 0.56%
Malaysia (Federation of), Series 0419, 3.828% 2034	MYR	4,026	847
Malaysia (Federation of), Series 0519, 3.757% 2040		40,283	7,964
			8,811

Brazilian reais 0.54%
Brazil (Federative Republic of) 6.00% 2022[3]	BRL	4,464	831
Brazil (Federative Republic of) 10.00% 2023		6,780	1,273
Brazil (Federative Republic of) 0% 2024		8,440	1,334
Brazil (Federative Republic of) 6.00% 2024[3]		13,639	2,558
Brazil (Federative Republic of) 10.00% 2025		14,300	2,577
			8,573

Chilean pesos 0.48%
Chile (Republic of) 4.00% 2023	CLP	2,300,000	2,421
Chile (Republic of) 5.80% 2024		1,270,000	1,342
Chile (Republic of) 1.50% 2026[3]		762,209	822
Chile (Republic of) 4.50% 2026		50,000	51
Chile (Republic of) 5.00% 2028		955,000	963
Chile (Republic of) 4.70% 2030		2,120,000	2,068
			7,667

South Korean won 0.47%
South Korea (Republic of), Series 2503, 1.50% 2025	KRW	5,183,670	3,779
South Korea (Republic of), Series 2712, 2.375% 2027		5,158,930	3,716
			7,495

Polish zloty 0.32%
Poland (Republic of), Series 0725, 3.25% 2025	PLN	21,220	4,213
Poland (Republic of), Series 1029, 2.75% 2029		4,900	840
			5,053

Russian rubles 0.31%
Russian Federation 7.00% 2023	RUB	430,300	704
Russian Federation 6.90% 2029[5]		403,750	661
Russian Federation 7.65% 2030[5]		712,330	1,166
Russian Federation 5.90% 2031[5]		79,600	130
Russian Federation 6.90% 2031		212,995	348
Russian Federation 8.50% 2031[5]		695,165	1,138
Russian Federation 7.70% 2033[5]		295,840	484
Russian Federation 7.25% 2034[5]		121,920	199
			4,830

186	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
South African rand 0.19%
South Africa (Republic of), Series R-2030, 8.00% 2030	ZAR	30,120	$1,609
South Africa (Republic of), Series R-2048, 8.75% 2048		30,850	1,464
			3,073

Peruvian nuevos soles 0.09%
Peru (Republic of) 6.15% 2032	PEN	5,980	1,382

Indian rupees 0.07%
India (Republic of) 5.15% 2025	INR	96,010	1,148

Hungarian forints 0.07%
Hungary (Republic of), Series C, 1.00% 2025	HUF	495,300	1,032

Romanian leu 0.06%
Romania 4.75% 2025	RON	5,000	962

Ukrainian hryvnia 0.04%
Ukraine 16.06% 2022	UAH	86,536	634

Norwegian kroner 0.04%
Norway (Kingdom of) 2.125% 2032	NOK	6,615	620

U.S. dollars 50.21%
7-Eleven, Inc. 0.95% 2026[2]	USD	520	460
7-Eleven, Inc. 1.30% 2028[2]		2,180	1,815
7-Eleven, Inc. 1.80% 2031[2]		2,015	1,575
AbbVie, Inc. 2.90% 2022		1,170	1,170
AbbVie, Inc. 3.20% 2022		200	200
ACE INA Holdings, Inc. 2.875% 2022		195	195
ACE INA Holdings, Inc. 3.35% 2026		195	191
ACE INA Holdings, Inc. 4.35% 2045		425	402
Advisor Group Holdings, LLC 6.25% 2028[2]		365	319
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 2.45% 2026		2,102	1,832
Aeropuerto International de Tocume SA 5.125% 2061[2]		660	524
Aetna, Inc. 2.80% 2023		340	336
AG Merger Sub II, Inc. 10.75% 2027[2]		276	273
Alabama Power Co. 3.00% 2052		980	721
Albertsons Companies, Inc. 4.625% 2027[2]		125	112
Albertsons Companies, Inc. 3.50% 2029[2]		140	114
Alcoa Nederland Holding BV 4.125% 2029[2]		75	67
Allegheny Technologies, Inc. 4.875% 2029		60	48
Allegheny Technologies, Inc. 5.125% 2031		45	35
Alliant Holdings Intermediate, LLC 6.75% 2027[2]		315	280
Alliant Holdings Intermediate, LLC / Alliant Holdings 5.875% 2029[2]		65	54
Allied Universal Holdco, LLC 9.75% 2027[2]		175	149
Allied Universal Holdco, LLC 6.00% 2029[2]		300	219
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.489% 2025[6,7]		650	563
Altria Group, Inc. 5.95% 2049		131	115
Amazon.com, Inc. 1.50% 2030		2,040	1,697
American Campus Communities, Inc. 3.75% 2023		1,810	1,812
American Campus Communities, Inc. 4.125% 2024		1,195	1,202
American Electric Power Company, Inc. 1.00% 2025		250	225
American Express Co. 3.375% 2024		4,202	4,176
AmeriGas Partners LP 5.875% 2026		15	14
AmeriGas Partners LP 5.75% 2027		25	23

American Funds Insurance Series	187

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Amgen, Inc. 2.20% 2027	USD	445	$409
AmWINS Group, Inc. 4.875% 2029[2]		30	25
Anglo American Capital PLC 2.25% 2028[2]		454	392
Anglo American Capital PLC 3.95% 2050[2]		521	400
Angola (Republic of) 9.50% 2025		3,580	3,295
Ardagh Group SA 6.50% Cash 2027[2,8]		210	156
Aretec Escrow Issuer, Inc. 7.50% 2029[2]		225	192
Argentine Republic 0.50% 2030 (0.75% on 7/9/2023)[1]		1,921	456
Argentine Republic 1.125% 2035 (1.50% on 7/9/2022)[1]		3,025	655
Arthur J. Gallagher & Co. 3.50% 2051		34	26
Asbury Automotive Group, Inc. 4.625% 2029[2]		25	21
Asbury Automotive Group, Inc. 5.00% 2032[2]		30	25
Ascensus, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.50% 2029[6,7]		120	111
Ascent Resources - Utica, LLC 8.25% 2028[2]		175	167
Ascent Resources - Utica, LLC 5.875% 2029[2]		55	48
AssuredPartners, Inc. 7.00% 2025[2]		155	146
AssuredPartners, Inc. 5.625% 2029[2]		205	164
AstraZeneca PLC 3.50% 2023		2,700	2,709
AT&T, Inc. 3.50% 2053		2,070	1,573
Atkore, Inc. 4.25% 2031[2]		25	21
Atlantic Aviation FBO, Inc., Term Loan, (3-month USD-LIBOR + 3.00%) 4.06% 2028[6,7]		150	142
Avantor Funding, Inc. 4.625% 2028[2]		65	60
Avantor Funding, Inc. 3.875% 2029[2]		90	79
Bank of America Corp. 1.53% 2025 (USD-SOFR + 0.65% on 12/6/2024)[1]		6,260	5,832
Bank of America Corp. 2.456% 2025 (3-month USD-LIBOR + 0.87% on 10/22/2024)[1]		847	808
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[1]		3,745	3,335
Bank of America Corp. 2.299% 2032 (USD-SOFR + 1.22% on 7/21/2031)[1]		4,780	3,867
Bank of Nova Scotia 2.45% 2032		2,100	1,747
Bausch Health Companies, Inc. 5.75% 2027[2]		140	116
Bayer AG 3.375% 2024[2]		840	821
Bayer US Finance II, LLC 4.25% 2025[2]		203	201
Bayerische Motoren Werke AG 3.90% 2025[2]		900	898
Bayerische Motoren Werke AG 4.15% 2030[2]		900	883
Beasley Mezzanine Holdings, LLC 8.625% 2026[2]		30	23
Belarus (Republic of) 6.875% 2023		4,955	941
Belarus (Republic of) 7.625% 2027		2,100	347
Berkshire Hathaway Energy Company 2.85% 2051		300	213
Blue Racer Midstream, LLC and Blue Racer Finance Corp. 7.625% 2025[2]		65	62
BMC Software, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.128% 2026[6,7]		25	23
BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)[1,2]		700	586
BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2031)[1,2]		1,275	1,055
Boeing Company 5.15% 2030		4,000	3,843
Bombardier, Inc. 7.125% 2026[2]		85	70
Bombardier, Inc. 6.00% 2028[2]		90	68
Bombardier, Inc. 7.45% 2034[2]		125	94
Bonanza Creek Energy, Inc. 5.00% 2026[2]		30	27
Booz Allen Hamilton, Inc. 3.875% 2028[2]		63	56
Booz Allen Hamilton, Inc. 4.00% 2029[2]		27	24
Boyd Gaming Corp. 4.75% 2027		120	109
Boyne USA, Inc. 4.75% 2029[2]		47	41
Brandywine Operating Partnership LP 3.95% 2023		190	190
Braskem Netherlands Finance BV 4.50% 2030[2]		745	637
British American Tobacco PLC 2.789% 2024		1,150	1,114
British American Tobacco PLC 3.215% 2026		955	893
British American Tobacco PLC 3.557% 2027		1,545	1,415
British American Tobacco PLC 3.462% 2029		1,150	987
British American Tobacco PLC 4.54% 2047		61	45
British American Tobacco PLC 4.758% 2049		833	630
Broadcom, Inc. 3.15% 2025		212	204
Broadcom, Inc. 4.00% 2029[2]		501	465
Broadcom, Inc. 4.15% 2030		1,450	1,330
Broadcom, Inc. 3.419% 2033[2]		698	578

188	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Broadcom, Inc. 3.469% 2034[2]	USD	48	$39
Broadcom, Inc. 3.75% 2051[2]		926	688
BWX Technologies, Inc. 4.125% 2028[2]		15	13
BWX Technologies, Inc. 4.125% 2029[2]		195	171
Caesars Entertainment, Inc. 6.25% 2025[2]		35	34
Caesars Entertainment, Inc. 4.625% 2029[2]		15	12
California Resources Corp. 7.125% 2026[2]		65	64
Callon Petroleum Co. 7.50% 2030[2]		30	28
Canadian Pacific Railway, Ltd. 2.45% 2031		798	684
Canadian Pacific Railway, Ltd. 3.10% 2051		1,378	1,017
Can-Pack SA / Canpack US, LLC 3.875% 2029[2]		90	70
Carnival Corp. 6.00% 2029[2]		100	71
CCO Holdings, LLC and CCO Holdings Capital Corp. 3.75% 2028		2,650	2,450
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2030[2]		340	283
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2030[2]		135	116
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2031[2]		155	127
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2033[2]		162	128
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2034[2]		90	70
CDI Escrow Issuer, Inc. 5.75% 2030[2]		70	64
CDK Global, Inc. 7.25% 2029[2]		75	72
CEC Entertainment, Inc. 6.75% 2026[2]		50	44
Cedar Fair LP / Canadas Wonderland Co. / Magnum Management Corp. / Millennium Operations, LLC 5.50% 2025[2]		75	73
Centene Corp. 2.45% 2028		40	33
Centene Corp. 4.625% 2029		325	304
Centene Corp. 2.50% 2031		155	124
Centerfield Media Parent, Inc. 6.625% 2026[2]		113	91
Central Garden & Pet Co. 4.125% 2030		74	61
Central Garden & Pet Co. 4.125% 2031[2]		110	88
Charles River Laboratories International, Inc. 4.25% 2028[2]		55	49
Charles River Laboratories International, Inc. 4.00% 2031[2]		90	77
Cheniere Energy Partners LP 4.50% 2029		160	143
Cheniere Energy Partners LP 4.00% 2031		75	64
Cheniere Energy Partners LP 3.25% 2032[2]		56	44
Cheniere Energy, Inc. 4.625% 2028		40	36
Chesapeake Energy Corp. 4.875% 2022[5]		915	18
Chesapeake Energy Corp. 5.50% 2026[2]		40	38
Chesapeake Energy Corp. 5.875% 2029[2]		55	52
Chesapeake Energy Corp. 6.75% 2029[2]		30	29
China Construction Bank Corp. (Hong Kong Branch) 1.00% 2023		6,000	5,858
Cigna Corp. 2.375% 2031		375	317
Citigroup, Inc. 0.981% 2025 (USD-SOFR + 0.669% on 5/1/2024)[1]		808	758
Citigroup, Inc. 2.014% 2026 (USD-SOFR + 0.694% on 1/25/2025)[1]		421	395
Citigroup, Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[1]		4,500	4,325
Clarivate Science Holdings Corp. 3.875% 2028[2]		65	54
CMS Energy Corp. 3.875% 2024		100	100
CMS Energy Corp. 3.00% 2026		1,200	1,151
CNX Resources Corp. 7.25% 2027[2]		175	172
CNX Resources Corp. 6.00% 2029[2]		115	108
Coinbase Global, Inc. 3.375% 2028[2]		100	63
Coinbase Global, Inc. 3.625% 2031[2]		85	48
Colombia (Republic of) 3.875% 2027		350	310
Commonwealth Bank of Australia 2.688% 2031[2]		4,650	3,789
Compass Diversified Holdings 5.25% 2029[2]		232	192
Compass Diversified Holdings 5.00% 2032[2]		65	50
Comstock Resources, Inc. 6.75% 2029[2]		110	99
Comstock Resources, Inc. 5.875% 2030[2]		65	56
Constellation Oil Services Holding SA 4.00% PIK or 3.00% Cash 2026[8]		1,084	905
Constellium SE 3.75% 2029[2]		125	99
Consumers Energy Co. 3.375% 2023		345	346
Corebridge Financial, Inc. 3.90% 2032[2]		748	672
CoreLogic, Inc. 4.50% 2028[2]		239	184

American Funds Insurance Series	189

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 8.188% 2029[6,7]	USD	65	$48
Corporate Office Properties LP 2.75% 2031		1,212	981
Covanta Holding Corp. 5.00% 2030		10	8
Covert Mergeco, Inc. 4.875% 2029[2]		25	20
CQP Holdco LP / BIP-V Chinook Holdco, LLC 5.50% 2031[2]		400	342
Crédit Agricole SA 4.375% 2025[2]		1,100	1,083
Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)[1,2]		2,675	2,464
Credit Suisse Group AG 2.95% 2025		875	839
Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)[1,2]		1,000	797
Crestwood Midstream Partners LP 6.00% 2029[2]		85	74
Crown Castle International Corp. 2.50% 2031		767	628
CSX Corp. 3.80% 2050		75	63
CVR Partners LP 6.125% 2028[2]		100	90
Daimler Trucks Finance North America, LLC 3.65% 2027[2]		725	695
Dana, Inc. 4.25% 2030		20	16
Danske Bank AS 3.875% 2023[2]		1,675	1,669
Darling Ingredients, Inc. 6.00% 2030[2]		80	80
Dave & Buster’s, Inc. 7.625% 2025[2]		35	35
DaVita, Inc. 4.625% 2030[2]		65	51
Deluxe Corp. 8.00% 2029[2]		20	16
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[1]		850	756
Deutsche Telekom International Finance BV 9.25% 2032		930	1,237
Development Bank of Mongolia, LLC 7.25% 2023		1,980	1,916
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[2,7,8]		25	25
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[7,8]		22	22
Diamond Sports Group, LLC 6.625% 2027[2]		310	39
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 4.00% 2023[6,7]		106	90
Diebold Nixdorf, Inc. 9.375% 2025[2]		300	210
Digital Currency Group, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.00% 2026[6,7,9,10]		19	17
Digital Currency Group, Inc., Term Loan, 8.75% 2026[6,9,10]		26	22
DIRECTV Financing, LLC, Term Loan, (3-month USD-LIBOR + 5.00%) 6.666% 2027[6,7]		107	99
DIRECTV Holdings, LLC and DIRECTV Financing Co., Inc. 5.875% 2027[2]		165	141
Discovery Communications, Inc. 3.625% 2030		468	417
DISH DBS Corp. 5.25% 2026[2]		15	12
Dominican Republic 5.50% 2025[2]		1,375	1,368
Dominican Republic 8.625% 2027[2]		225	234
Dominican Republic 5.50% 2029[2]		350	306
Dominican Republic 6.40% 2049[2]		813	609
Duke Energy Corp. 3.75% 2024		550	550
Duke Energy Progress, LLC 2.00% 2031		2,360	1,957
Dun & Bradstreet Corp. 5.00% 2029[2]		42	36
Edison International 5.75% 2027		370	376
Edison International 4.125% 2028		2,390	2,231
Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[1]		100	80
Electricité de France SA 4.875% 2038[2]		795	705
Empresas Publicas de Medellin ESP 4.25% 2029[2]		1,030	806
Enbridge, Inc. 4.00% 2023		600	603
Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 2029[2]		205	155
Enel Finance International SA 1.375% 2026[2]		1,248	1,097
Enel Finance International SA 1.875% 2028[2]		1,227	1,030
Energy Transfer Operating LP 5.00% 2050		2,018	1,720
Entegris Escrow Corp. 4.75% 2029[2]		45	42
Entergy Corp. 0.90% 2025		750	676
EQM Midstream Partners, LP 6.50% 2027[2]		170	158
EQM Midstream Partners, LP 7.50% 2027[2]		26	25
EQM Midstream Partners, LP 7.50% 2030[2]		50	48
EQM Midstream Partners, LP 6.50% 2048		40	31
EQT Corp. 7.50% 2030[1]		40	43
Equinix, Inc. 1.80% 2027		1,145	995
Equinix, Inc. 2.15% 2030		9,390	7,605

190	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Ethiopia (Federal Democratic Republic of) 6.625% 2024	USD	5,750	$3,291
Export-Import Bank of India 3.25% 2030		3,489	3,038
Fair Isaac Corp. 4.00% 2028[2]		140	124
Fannie Mae, Series 2012-M17, Class A2, Multi Family, 2.184% 2022[4]		523	522
Fannie Mae Pool #MA2754 3.00% 2026[4]		75	74
Fannie Mae Pool #AP7888 3.50% 2042[4]		367	360
Fannie Mae Pool #AQ0770 3.50% 2042[4]		136	133
Fannie Mae Pool #AO4151 3.50% 2042[4]		120	118
Fertitta Entertainment, Inc. 4.625% 2029[2]		25	21
Fertitta Entertainment, Inc. 6.75% 2030[2]		25	19
First Quantum Minerals, Ltd. 6.875% 2026[2]		325	300
First Quantum Minerals, Ltd. 6.875% 2027[2]		240	215
First Student Bidco, Inc. / First Transit Parent, Inc. 4.00% 2029[2]		85	68
FirstEnergy Corp., Series B, 4.40% 2027[1]		1,800	1,701
FirstEnergy Transmission, LLC 2.866% 2028[2]		2,325	1,969
Florida Power & Light Company 2.875% 2051		1,465	1,093
FMG Resources 4.375% 2031[2]		175	143
Ford Motor Co. 3.25% 2032		20	15
Ford Motor Credit Company, LLC 3.81% 2024		290	282
Ford Motor Credit Company, LLC 2.90% 2028		200	161
Ford Motor Credit Company, LLC 4.00% 2030		125	102
Freddie Mac Pool #ZS8588 3.00% 2030[4]		53	53
Fresnillo PLC 4.25% 2050[2]		973	716
Front Range BidCo, Inc. 6.125% 2028[2]		160	116
Frontier Communications Corp. 5.875% 2027[2]		100	90
Frontier Communications Corp. 5.00% 2028[2]		65	55
Frontier Communications Holdings, LLC 5.875% 2029		250	193
FS Energy and Power Fund 7.50% 2023[2]		170	171
FXI Holdings, Inc. 7.875% 2024[2]		140	122
FXI Holdings, Inc. 12.25% 2026[2]		497	443
General Motors Financial Co. 1.05% 2024		725	688
Genesis Energy, LP 8.00% 2027		150	133
GeoPark, Ltd. 6.50% 2024		533	541
Georgia (Republic of) 2.75% 2026[2]		400	332
Global Payments, Inc. 2.90% 2030		395	334
Gol Finance SA 8.00% 2026[2]		70	47
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[1]		1,200	1,200
Goldman Sachs Group, Inc. 1.542% 2027 (USD-SOFR + 0.818% on 9/10/2026)[1]		1,080	949
Goldman Sachs Group, Inc. 2.383% 2032 (USD-SOFR + 1.248% on 7/21/2031)[1]		726	588
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[1]		2,510	2,086
Government National Mortgage Assn. 3.50% 2052[4,11]		7,440	7,221
GPC Merger Sub, Inc. 7.125% 2028[2]		55	44
Gray Escrow II, Inc. 5.375% 2031[2]		30	24
Group 1 Automotive, Inc. 4.00% 2028[2]		145	121
Groupe BPCE SA 5.15% 2024[2]		1,800	1,801
Grupo Energia Bogota SA ESP 4.875% 2030[2]		660	579
Hanesbrands, Inc. 4.875% 2026[2]		100	93
Harsco Corp. 5.75% 2027[2]		200	160
Harvest Midstream I, LP 7.50% 2028[2]		25	24
HCA, Inc. 5.625% 2028		120	118
Hess Midstream Operations LP 5.50% 2030[2]		30	27
Hexion, Inc., Term Loan, (3-month USD CME Term SOFR + 4.50%) 5.924% 2029[6,7]		40	36
Hightower Holding, LLC 6.75% 2029[2]		235	177
Hilcorp Energy I, LP 6.00% 2030[2]		16	14
Hilcorp Energy I, LP 6.00% 2031[2]		125	108
Hilcorp Energy I, LP 6.25% 2032[2]		15	13
Hilton Worldwide Holdings, Inc. 4.875% 2030		25	23
Hilton Worldwide Holdings, Inc. 4.00% 2031[2]		55	46
Holly Energy Partners LP / Holly Energy Finance Corp. 6.375% 2027[2]		10	9
Holly Energy Partners LP / Holly Energy Finance Corp. 5.00% 2028[2]		12	10
Honduras (Republic of) 6.25% 2027		2,083	1,638

American Funds Insurance Series	191

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Honduras (Republic of) 5.625% 2030	USD	958	$650
Howard Hughes Corp. 5.375% 2028[2]		315	264
Howard Hughes Corp. 4.125% 2029[2]		195	151
Howard Hughes Corp. 4.375% 2031[2]		120	89
Howard Midstream Energy Partners, LLC 6.75% 2027[2]		60	52
HSBC Holdings PLC 3.033% 2023 (3-month USD-LIBOR + 0.923% on 11/12/2022)[1]		430	428
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[1]		305	291
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[1]		4,172	4,082
HSBC Holdings PLC 2.357% 2031 (USD-SOFR + 1.947% on 8/18/2030)[1]		1,032	837
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.125%) 2.631% 2023[7]		3,326	3,251
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.25%) 2.756% 2025[7]		363	341
Huarong Finance II Co., Ltd. 5.00% 2025		1,007	953
Huarong Finance II Co., Ltd. 5.50% 2025		880	855
HUB International, Ltd. 7.00% 2026[2]		230	217
Hungary (Republic of) 2.125% 2031[2]		2,910	2,256
Hungary (Republic of) 3.125% 2051[2]		1,255	832
Hyundai Capital America 3.25% 2022[2]		250	250
Hyundai Capital America 0.875% 2024[2]		1,200	1,123
Hyundai Capital America 1.50% 2026[2]		2,375	2,105
Hyundai Capital America 1.65% 2026[2]		1,800	1,589
Hyundai Capital America 2.00% 2028[2]		600	505
Hyundai Capital Services, Inc. 3.75% 2023[2]		2,450	2,448
Imperial Tobacco Finance PLC 3.50% 2023[2]		2,000	1,989
Ingles Markets, Inc. 4.00% 2031[2]		140	121
Intercontinental Exchange, Inc. 4.00% 2027		1,810	1,783
Intesa Sanpaolo SpA 5.017% 2024[2]		3,270	3,123
Iraq (Republic of) 6.752% 2023[2]		545	533
Iron Mountain Information Management Services, Inc. 5.00% 2032[2]		55	45
Iron Mountain, Inc. 5.25% 2030[2]		155	135
Israel (State of) 3.375% 2050		1,470	1,192
Israel (State of) 3.875% 2050		795	701
Jacobs Entertainment, Inc. 6.75% 2029[2]		25	21
JPMorgan Chase & Co. 1.045% 2026 (USD-SOFR + 0.80% on 11/19/2025)[1]		6,710	5,975
JPMorgan Chase & Co. 2.963% 2033 (USD-SOFR + 1.26% on 1/25/2032)[1]		125	107
Kantar Group, LLC, Term Loan B2, (3-month USD-LIBOR + 4.50%) 6.75% 2026[6,7]		64	60
KB Home 6.875% 2027		50	48
Keb Hana Bank 3.25% 2027[2]		1,370	1,318
Kennedy-Wilson Holdings, Inc. 4.75% 2029		110	89
Kennedy-Wilson Holdings, Inc. 4.75% 2030		85	67
Kennedy-Wilson Holdings, Inc. 5.00% 2031		10	8
Kimberly-Clark Corp. 3.10% 2030		110	103
Kinder Morgan, Inc. 3.60% 2051		1,500	1,108
Kinetik Holdings LP 5.875% 2030[2]		60	57
Kronos Acquisition Holdings, Inc. 5.00% 2026[2]		85	73
Kronos Acquisition Holdings, Inc. 7.00% 2027[2]		140	105
Labl Escrow Issuer, LLC 10.50% 2027[2]		45	39
Labl, Inc. 8.25% 2029[2]		170	129
Lamb Weston Holdings, Inc. 4.875% 2028[2]		65	61
Lamb Weston Holdings, Inc. 4.125% 2030[2]		110	96
Lamb Weston Holdings, Inc. 4.375% 2032[2]		15	13
Las Vegas Sands Corp. 3.20% 2024		25	24
LCM Investments Holdings II, LLC 4.875% 2029[2]		39	30
Ligado Networks, LLC 15.50% PIK 2023[2,8]		245	134
Lima Metro Line 2 Finance, Ltd. 5.875% 2034		472	467
Lima Metro Line 2 Finance, Ltd. 5.875% 2034[2]		289	285
Limited Brands, Inc. 6.625% 2030[2]		70	61
Limited Brands, Inc. 6.875% 2035		40	33
Lindblad Expeditions, LLC 6.75% 2027[2]		5	4
Lloyds Banking Group PLC 1.627% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[1]		7,000	6,230
LPL Holdings, Inc. 4.625% 2027[2]		220	206
LPL Holdings, Inc. 4.375% 2031[2]		85	73

192	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
LSB Industries, Inc. 6.25% 2028[2]	USD	95	$84
LSC Communications, Inc. 8.75% 2023[2,5,9,10]		430	4
LSF9 Atlantis Holdings, LLC / Victra Finance Corp. 7.75% 2026[2]		60	51
Magallanes, Inc. 4.279% 2032[2]		917	820
Magallanes, Inc. 5.05% 2042[2]		1,928	1,643
Mallinckrodt PLC 10.00% 2025[2]		720	695
Masco Corp. 1.50% 2028		791	664
Mastercard, Inc. 2.00% 2031		600	506
Meituan Dianping 2.125% 2025		1,730	1,560
Meituan Dianping 3.05% 2030[2]		3,095	2,306
Mercer International, Inc. 5.125% 2029		105	90
Methanex Corp. 5.125% 2027		55	49
Mexico City Airport Trust 5.50% 2047		432	298
Midas OpCo Holdings, LLC 5.625% 2029[2]		120	97
Mineral Resources, Ltd. 8.00% 2027[2]		40	39
Mineral Resources, Ltd. 8.50% 2030[2]		25	25
MISC Capital Two (Labuan), Ltd. 3.75% 2027[2]		3,236	3,043
Mohegan Gaming & Entertainment 8.00% 2026[2]		135	115
Molina Healthcare, Inc. 3.875% 2030[2]		75	64
MoneyGram International, Inc. 5.375% 2026[2]		50	48
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[1]		2,164	1,925
Morgan Stanley 1.928% 2032 (USD-SOFR + 1.02% on 4/28/2031)[1]		1,396	1,108
Mozart Debt Merger Sub, Inc. 5.25% 2029[2]		155	128
MPLX LP 2.65% 2030		837	699
MPLX LP 5.50% 2049		1,900	1,767
MSCI, Inc. 3.625% 2031[2]		150	124
MSCI, Inc. 3.875% 2031[2]		215	184
Murphy Oil USA, Inc. 4.75% 2029		48	43
Nabors Industries, Inc. 7.375% 2027[2]		55	52
National Financial Partners Corp. 6.875% 2028[2]		145	120
Nationstar Mortgage Holdings, Inc. 5.125% 2030[2]		135	101
Navient Corp. 5.00% 2027		45	37
Navient Corp. 4.875% 2028		145	114
NCL Corp., Ltd. 5.875% 2027[2]		80	69
NCR Corp. 5.00% 2028[2]		50	42
NCR Corp. 5.125% 2029[2]		175	148
Neiman Marcus Group, LLC 7.125% 2026[2]		190	176
Nestlé Holdings, Inc. 1.50% 2028[2]		4,330	3,797
Netflix, Inc. 4.875% 2028		45	42
Netflix, Inc. 4.875% 2030[2]		225	206
New Fortress Energy, Inc. 6.75% 2025[2]		50	47
New Fortress Energy, Inc. 6.50% 2026[2]		460	417
New York Life Global Funding 1.20% 2030[2]		2,725	2,151
Newcrest Finance Pty, Ltd. 3.25% 2030[2]		909	804
Newell Brands, Inc. 5.625% 2036[1]		80	69
Newell Rubbermaid, Inc. 4.70% 2026		80	76
News Corp. 5.125% 2032[2]		25	22
Nexstar Broadcasting, Inc. 4.75% 2028[2]		95	82
Nexstar Escrow Corp. 5.625% 2027[2]		115	105
NGL Energy Operating, LLC 7.50% 2026[2]		200	181
NGL Energy Partners LP 7.50% 2023		200	181
Niagara Mohawk Power Corp. 3.508% 2024[2]		180	177
Nielsen Finance, LLC and Nielsen Finance Co. 5.625% 2028[2]		180	168
Nielsen Finance, LLC and Nielsen Finance Co. 4.75% 2031[2]		50	45
Northern Oil and Gas, Inc. 8.125% 2028[2]		190	179
NorthRiver Midstream Finance LP 5.625% 2026[2]		105	95
Nova Chemicals Corp. 5.25% 2027[2]		20	17
Novelis Corp. 3.25% 2026[2]		15	13
Novelis Corp. 4.75% 2030[2]		115	96
Novelis Corp. 3.875% 2031[2]		20	15
NuStar Logistics, LP 5.625% 2027		80	72
Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 2029[2]		100	93

American Funds Insurance Series	193

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Oasis Petroleum, Inc. 6.375% 2026[2]	USD	35	$32
Occidental Petroleum Corp. 5.875% 2025		200	200
Occidental Petroleum Corp. 6.375% 2028		194	197
Occidental Petroleum Corp. 6.125% 2031		35	36
State of Ohio, Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2048		1,410	1,103
Oleoducto Central SA 4.00% 2027[2]		2,535	2,119
Oleoducto Central SA 4.00% 2027		630	527
ONEOK, Inc. 5.20% 2048		858	763
Open Text Corp. 3.875% 2028[2]		25	22
Option Care Health, Inc. 4.375% 2029[2]		25	21
Oracle Corp. 2.65% 2026		2,327	2,149
Oracle Corp. 3.25% 2027		1,880	1,736
Oracle Corp. 3.60% 2050		980	683
Oracle Corp. 3.95% 2051		22	16
Orange SA 9.00% 2031[1]		2,434	3,144
Owens & Minor, Inc. 6.625% 2030[2]		20	18
Oxford Finance, LLC / Oxford Finance Co-Issuer II, Inc. 6.375% 2027[2]		30	29
Pacific Gas and Electric Co. 2.10% 2027		9,935	8,337
Pacific Gas and Electric Co. 4.65% 2028		542	503
Pacific Gas and Electric Co. 3.30% 2040		6,850	4,733
Pacific Gas and Electric Co. 3.50% 2050		931	624
Pakistan (Islamic Republic of) 5.625% 2022		6,900	6,486
Panama (Republic of) 3.75% 2026[2]		465	452
Panther BF Aggregator 2, LP 6.25% 2026[2]		44	42
Panther BF Aggregator 2, LP 8.50% 2027[2]		85	82
Park Intermediate Holdings, LLC 4.875% 2029[2]		65	56
Parkland Corp. 4.625% 2030[2]		40	33
Party City Holdings, Inc. 8.75% 2026[2]		5	3
Peru (Republic of) 2.392% 2026		500	465
Petróleos Mexicanos 4.625% 2023		1,200	1,176
Petróleos Mexicanos 6.875% 2025		660	619
Petróleos Mexicanos 6.875% 2026		1,480	1,336
Petróleos Mexicanos 6.50% 2027		1,493	1,299
Petróleos Mexicanos 6.84% 2030		681	538
Petróleos Mexicanos 5.95% 2031		2,361	1,734
Petróleos Mexicanos 6.70% 2032		779	596
Petróleos Mexicanos 6.75% 2047		122	76
Petróleos Mexicanos 7.69% 2050		55	37
Petróleos Mexicanos 6.95% 2060		201	124
PG&E Corp. 5.00% 2028		15	13
PG&E Corp. 5.25% 2030		125	103
PGT Innovations, Inc. 4.375% 2029[2]		5	4
Philip Morris International, Inc. 2.10% 2030		634	520
Pilgrim’s Pride Corp. 5.875% 2027[2]		25	24
Post Holdings, Inc. 5.625% 2028[2]		25	24
Post Holdings, Inc. 4.625% 2030[2]		444	375
Power Financial Corp., Ltd. 3.35% 2031		1,870	1,554
Procter & Gamble Company 3.00% 2030		338	319
PT Indonesia Asahan Aluminium Tbk 5.71% 2023		960	974
PT Indonesia Asahan Aluminium Tbk 5.45% 2030[2]		500	470
Qatar Petroleum 3.125% 2041[2]		2,895	2,278
Radiology Partners, Inc. 9.25% 2028[2]		190	143
Range Resources Corp. 8.25% 2029		50	51
Range Resources Corp. 4.75% 2030[2]		65	58
Raptor Acquisition Corp. 4.875% 2026[2]		180	158
Real Hero Merger Sub 2, Inc. 6.25% 2029[2]		25	19
Realogy Corp. 5.75% 2029[2]		135	103
Realogy Corp. 5.25% 2030[2]		130	97
Reynolds American, Inc. 4.45% 2025		2,115	2,105
RLJ Lodging Trust, LP 4.00% 2029[2]		25	21
Rockcliff Energy II, LLC 5.50% 2029[2]		25	23

194	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Roller Bearing Company of America, Inc. 4.375% 2029[2]	USD	20	$17
Royal Caribbean Cruises, Ltd. 11.50% 2025[2]		57	59
Royal Caribbean Cruises, Ltd. 5.375% 2027[2]		40	29
RP Escrow Issuer, LLC 5.25% 2025[2]		95	82
Russian Federation 4.25% 2027[5]		1,400	385
Ryan Specialty Group, LLC 4.375% 2030[2]		45	39
Sally Holdings, LLC and Sally Capital, Inc. 5.625% 2025		33	31
Santander Holdings USA, Inc. 3.244% 2026		3,750	3,520
Scentre Group 3.50% 2025[2]		210	204
Scentre Group 3.75% 2027[2]		110	106
Scientific Games Corp. 7.00% 2028[2]		40	38
Scientific Games Corp. 7.25% 2029[2]		75	70
Scientific Games Holdings LP 6.625% 2030[2]		46	39
SCIH Salt Holdings, Inc. 4.875% 2028[2]		115	96
Scotts Miracle-Gro Co. 4.50% 2029		90	74
Scotts Miracle-Gro Co. 4.375% 2032		55	42
Sealed Air Corp. 5.00% 2029[2]		40	37
ServiceNow, Inc. 1.40% 2030		1,830	1,434
Silgan Holdings, Inc. 4.125% 2028		80	72
Simmons Foods, Inc. 4.625% 2029[2]		160	136
Singapore Airlines, Ltd. 3.375% 2029		3,710	3,379
Sirius XM Radio, Inc. 4.00% 2028[2]		120	104
Sirius XM Radio, Inc. 3.875% 2031[2]		90	72
SkyMiles IP, Ltd. 4.75% 2028[2]		25	24
SM Energy Co. 6.50% 2028		45	41
Sonic Automotive, Inc. 4.625% 2029[2]		85	66
Sonic Automotive, Inc. 4.875% 2031[2]		20	15
Southern California Edison Co. 2.85% 2029		200	177
Southwestern Energy Co. 5.95% 2025[1]		110	109
Southwestern Energy Co. 7.75% 2027		20	20
Southwestern Energy Co. 8.375% 2028		30	32
Southwestern Energy Co. 5.375% 2030		135	124
Southwestern Energy Co. 4.75% 2032		25	21
Sprint Corp. 7.625% 2026		130	137
Square, Inc. 3.50% 2031[2]		30	24
Sri Lanka (Democratic Socialist Republic of) 5.75% 2023[5]		2,890	938
Stellantis Finance US, Inc. 1.711% 2027[2]		1,900	1,654
Stellantis Finance US, Inc. 2.691% 2031[2]		225	178
Stericycle, Inc. 3.875% 2029[2]		180	147
Studio City Finance, Ltd. 6.00% 2025[2]		200	127
Summit Midstream Holdings / Summit Midstream Finance Corp. 8.50% 2026[2]		55	50
Sunoco LP 4.50% 2029		90	74
Sunoco LP 4.50% 2030[2]		35	28
Surgery Center Holdings 10.00% 2027[2]		175	170
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[1]		12	9
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[1,2]		800	759
Talen Energy Corp. 7.25% 2027[2,5]		205	202
Teekay Offshore Partners LP 8.50% 2023[2,9,10]		555	505
Tencent Holdings, Ltd. 3.24% 2050[2]		3,450	2,385
Tenet Healthcare Corp. 4.875% 2026[2]		280	259
Tenet Healthcare Corp. 6.125% 2028[2]		25	21
Tenet Healthcare Corp. 6.125% 2030[2]		15	14
Teva Pharmaceutical Finance Co. BV 6.00% 2024		4,600	4,542
Teva Pharmaceutical Finance Co. BV 7.125% 2025		3,710	3,626
State of Texas, Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052		1,780	1,430
T-Mobile US, Inc. 2.40% 2029		1,079	933
Toronto-Dominion Bank 1.25% 2026		2,836	2,520
Toyota Motor Credit Corp. 3.375% 2030		453	427

American Funds Insurance Series	195

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
TransDigm, Inc. 6.25% 2026[2]	USD	65	$63
TransDigm, Inc. 5.50% 2027		35	30
Transocean Guardian, Ltd. 5.875% 2024[2]		29	27
Transocean Poseidon, Ltd. 6.875% 2027[2]		122	107
Treehouse Park Improvement Association No.1 - Anleihen 9.75% 2033[2,9,10]		100	89
Triumph Group, Inc. 6.25% 2024[2]		35	31
Turkey (Republic of) 6.25% 2022		1,880	1,878
Turkey (Republic of) 6.35% 2024		2,220	2,058
Twitter, Inc. 5.00% 2030[2]		35	33
U.S. Treasury 0.125% 2022		12,340	12,262
U.S. Treasury 0.125% 2023		12,320	12,148
U.S. Treasury 2.625% 2023		6,900	6,898
U.S. Treasury 1.875% 2024		4,515	4,409
U.S. Treasury 2.50% 2024		8,430	8,356
U.S. Treasury 0.25% 2025		30,740	28,155
U.S. Treasury 2.875% 2025		5,400	5,368
U.S. Treasury 2.875% 2025		1,969	1,962
U.S. Treasury 0.375% 2026		28,740	26,131
U.S. Treasury 0.50% 2026		7,453	6,794
U.S. Treasury 0.75% 2026		4,361	3,970
U.S. Treasury 0.875% 2026		11,098	10,135
U.S. Treasury 1.125% 2026		1,698	1,565
U.S. Treasury 2.50% 2027		2,260	2,205
U.S. Treasury 2.625% 2027[12]		52,903	51,897
U.S. Treasury 1.625% 2029		10,760	9,792
U.S. Treasury 1.375% 2031[12]		15,793	13,683
U.S. Treasury 1.125% 2040		9,170	6,363
U.S. Treasury 1.75% 2041		6,050	4,584
U.S. Treasury 1.875% 2041[12]		18,740	14,646
U.S. Treasury 2.375% 2042		2,872	2,425
U.S. Treasury 3.00% 2048		5,045	4,751
U.S. Treasury 2.00% 2051[12]		13,505	10,394
U.S. Treasury 2.25% 2052[12]		34,362	28,155
U.S. Treasury Inflation-Protected Security 0.125% 2022[3]		10,733	10,774
U.S. Treasury Inflation-Protected Security 0.125% 2024[3,12]		62,331	62,967
U.S. Treasury Inflation-Protected Security 0.50% 2024[3]		13,220	13,411
U.S. Treasury Inflation-Protected Security 0.625% 2024[3]		14,907	15,154
U.S. Treasury Inflation-Protected Security 0.125% 2051[3]		4,152	3,173
UBS Group AG 1.008% 2024, (5-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 7/30/2023)[1,2]		1,950	1,889
UKG, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.212% 2026[6,7]		60	56
UKG, Inc., Term Loan, (3-month USD-LIBOR + 5.25%) 6.212% 2027[6,7]		75	70
Ukraine 7.75% 2022[9]		6,210	3,105
Ukraine 7.75% 2024		1,570	406
Ukraine 6.876% 2029		1,269	314
Uniform Mortgage-Backed Security 2.50% 2052[4,11]		13,030	11,708
Uniform Mortgage-Backed Security 3.00% 2052[4,11]		9,500	8,841
Uniform Mortgage-Backed Security 3.00% 2052[4,11]		790	736
Uniform Mortgage-Backed Security 3.50% 2052[4,11]		7,450	7,159
Uniform Mortgage-Backed Security 4.00% 2052[4,11]		7,105	6,997
Uniform Mortgage-Backed Security 4.50% 2052[4,11]		8,900	8,917
Uniform Mortgage-Backed Security 4.50% 2052[4,11]		1,560	1,560
Uniform Mortgage-Backed Security 5.00% 2052[4,11]		5,100	5,193
Uniform Mortgage-Backed Security 5.00% 2052[4,11]		500	508
United Rentals, Inc. 4.875% 2028		30	28
Univision Communications, Inc. 4.50% 2029[2]		235	197
Univision Communications, Inc. 7.375% 2030[2]		25	24
US Foods, Inc. 4.625% 2030[2]		35	30
Valvoline, Inc. 3.625% 2031[2]		85	68
Venator Materials Corp. 5.75% 2025[2]		140	112
Venator Materials Corp. 9.50% 2025[2]		185	186
Venture Global Calcasieu Pass, LLC 3.875% 2029[2]		100	88

196	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Venture Global Calcasieu Pass, LLC 4.125% 2031[2]	USD	125	$107
Venture Global Calcasieu Pass, LLC 3.875% 2033[2]		65	54
Verizon Communications, Inc. 3.15% 2030		575	523
Verizon Communications, Inc. 2.55% 2031		2,100	1,797
VICI Properties LP 4.375% 2025		1,563	1,529
VICI Properties LP 4.625% 2029[2]		15	13
VICI Properties LP / VICI Note Co., Inc. 3.75% 2027[2]		100	88
VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[2]		375	324
Volkswagen Group of America Finance, LLC 4.625% 2025[2]		1,070	1,070
VZ Secured Financing BV 5.00% 2032[2]		200	166
W. R. Grace Holdings, LLC 5.625% 2029[2]		20	15
Warner Music Group 3.75% 2029[2]		150	126
Warrior Met Coal, Inc. 7.875% 2028[2]		185	177
WASH Multifamily Acquisition, Inc. 5.75% 2026[2]		195	184
WEA Finance, LLC 3.75% 2024[2]		535	517
Weatherford International, Ltd. 11.00% 2024[2]		12	12
Weatherford International, Ltd. 6.50% 2028[2]		65	58
Weatherford International, Ltd. 8.625% 2030[2]		60	50
Wells Fargo & Company 3.526% 2028 (USD-SOFR + 1.51% on 3/24/2027)[1]		5,788	5,487
WESCO Distribution, Inc. 7.125% 2025[2]		180	180
WESCO Distribution, Inc. 7.25% 2028[2]		195	193
Western Global Airlines, LLC 10.375% 2025[2]		15	14
Western Midstream Operating, LP 3.60% 2025 (3.35% on 8/1/2022)[1]		85	78
Western Midstream Operating, LP 4.75% 2028		65	59
Westpac Banking Corp. 2.894% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[1]		2,900	2,751
WeWork Companies, LLC 5.00% 2025[2]		50	32
Williams Companies, Inc. 3.50% 2030		763	688
Williams Companies, Inc. 2.60% 2031		130	109
Wyndham Destinations, Inc. 6.625% 2026[2]		65	62
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[2]		38	37
Xcel Energy, Inc. 3.35% 2026		2,581	2,495
Yahoo Holdings, Inc., Term Loan B, (1-month USD-LIBOR + 5.50%) 7.166% 2027[6,7]		150	142
Ziggo Bond Co. BV 5.125% 2030[2]		200	157
Ziggo Bond Finance BV 4.875% 2030[2]		300	255
ZipRecruiter, Inc. 5.00% 2030[2]		25	21
			794,211

Total bonds, notes & other debt instruments (cost: $1,783,653,000)			1,518,719

Preferred securities 0.00%	Shares
U.S. dollars 0.00%
ACR III LSC Holdings, LLC, Series B, preferred shares[2,9,10,13]		48	15

Total preferred securities (cost: $49,000)			15

Common stocks 0.02%
U.S. dollars 0.02%
Diamond Offshore Drilling, Inc.[13]		36,338	214
Diamond Offshore Drilling, Inc.[2,13]		12,700	75
Bighorn Permian Resources, LLC[9,10,13]		531	3
Constellation Oil Services Holding SA, Class B-1[9,10,13]		1,214,969	—	[14]

Total common stocks (cost: $727,000)			292

American Funds Insurance Series	197

Capital World Bond Fund (continued)

Short-term securities 6.33%	Shares	Value (000)
Money market investments 6.33%
Capital Group Central Cash Fund 1.38%[15,16]	1,001,946	$100,175

Total short-term securities (cost: $100,186,000)		100,175
Total investment securities 102.37% (cost: $1,884,615,000)		1,619,201
Other assets less liabilities (2.37)%		(37,485)

Net assets 100.00%		$1,581,716

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized (depreciation) appreciation at 6/30/2022 (000)
90 Day Eurodollar Futures	Long	47	December 2022	USD	11,316	$(334)
2 Year U.S. Treasury Note Futures	Short	190	September 2022		(39,903)	46
5 Year Euro-Bobl Futures	Long	192	September 2022		24,988	(262)
5 Year U.S. Treasury Note Futures	Long	798	September 2022		89,575	(398)
10 Year Euro-Bund Futures	Long	183	September 2022		28,532	508
10 Year Italy Government Bond Futures	Short	178	September 2022		(22,966)	31
10 Year Japanese Government Bond Futures	Long	6	September 2022		6,572	36
10 Year Ultra U.S. Treasury Note Futures	Short	59	September 2022		(7,515)	108
10 Year U.S. Treasury Note Futures	Short	194	September 2022		(22,995)	94
10 Year UK Gilt Futures	Long	48	September 2022		6,660	110
20 Year U.S. Treasury Bond Futures	Long	172	September 2022		23,843	(319)
30 Year Euro-Buxl Futures	Long	69	September 2022		11,827	(852)
30 Year Ultra U.S. Treasury Bond Futures	Long	11	September 2022		1,698	(51)
						$(1,283)

Forward currency contracts

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2022 (000)
BRL	110,886	USD	19,160	Citibank	7/1/2022	$2,021
SEK	23,400	USD	2,378	JPMorgan Chase	7/7/2022	(90)
USD	6,267	CAD	7,881	UBS AG	7/11/2022	145
USD	2,060	HUF	754,350	Bank of America	7/11/2022	70
USD	1,713	AUD	2,380	JPMorgan Chase	7/11/2022	70
JPY	623,410	USD	4,606	BNP Paribas	7/11/2022	(9)
JPY	137,850	USD	1,028	Morgan Stanley	7/11/2022	(12)
PLN	4,470	USD	1,038	HSBC Bank	7/11/2022	(42)
DKK	17,400	USD	2,502	Bank of America	7/11/2022	(49)
PLN	20,540	EUR	4,453	BNP Paribas	7/11/2022	(94)
HUF	2,533,310	EUR	6,465	Citibank	7/11/2022	(96)
USD	3,299	BRL	16,000	HSBC Bank	7/12/2022	253
USD	1,347	BRL	6,470	Citibank	7/12/2022	115
BRL	22,470	USD	4,297	Citibank	7/12/2022	(19)
USD	14,381	DKK	100,190	Standard Chartered Bank	7/13/2022	252
USD	4,002	MXN	78,910	BNP Paribas	7/13/2022	87
USD	1,435	NZD	2,240	Standard Chartered Bank	7/13/2022	36
GBP	7,340	USD	9,194	Morgan Stanley	7/13/2022	(257)

198	American Funds Insurance Series

Capital World Bond Fund (continued)

Forward currency contracts (continued)

Contract amount						Unrealized appreciation
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	(depreciation) at 6/30/2022 (000)
CAD	20,253	USD	15,658	UBS AG	7/15/2022	$76
MYR	11,360	USD	2,580	Standard Chartered Bank	7/15/2022	3
USD	6,307	MYR	27,740	Standard Chartered Bank	7/15/2022	— [14]
MYR	6,300	USD	1,432	HSBC Bank	7/15/2022	— [14]
MYR	10,080	USD	2,291	Standard Chartered Bank	7/15/2022	— [14]
CNH	151,257	USD	22,369	Citibank	7/18/2022	227
CZK	47,290	EUR	1,900	UBS AG	7/18/2022	5
EUR	6,804	PLN	31,970	Goldman Sachs	7/20/2022	27
PLN	1,550	USD	344	BNP Paribas	7/20/2022	1
USD	358	COP	1,453,260	Citibank	7/22/2022	10
EUR	4,670	USD	4,897	JPMorgan Chase	7/25/2022	5
DKK	20,510	EUR	2,757	BNP Paribas	7/25/2022	1
PLN	18,110	EUR	3,878	Goldman Sachs	7/25/2022	(44)
USD	11,532	MXN	232,306	Citibank	7/27/2022	38
CNH	61,490	USD	9,175	UBS AG	7/27/2022	10
CHF	800	USD	837	UBS AG	7/27/2022	3
JPY	798,810	USD	5,895	BNP Paribas	7/27/2022	2
EUR	17,853	DKK	132,800	JPMorgan Chase	7/27/2022	(1)
EUR	2,540	USD	2,678	BNP Paribas	7/27/2022	(11)
ZAR	26,060	USD	1,628	JPMorgan Chase	7/27/2022	(30)
EUR	25,150	USD	26,516	UBS AG	7/27/2022	(112)
JPY	7,317,238	USD	54,441	UBS AG	7/27/2022	(422)
USD	5,920	AUD	8,270	Citibank	7/29/2022	210
USD	2,167	IDR	32,232,353	Citibank	8/4/2022	14
KRW	13,728,070	USD	10,657	Citibank	8/5/2022	1
BRL	140,966	USD	24,130	Citibank	8/10/2022	2,465
USD	11,219	BRL	63,000	JPMorgan Chase	8/10/2022	(667)
USD	13,967	BRL	77,966	Citibank	8/10/2022	(742)
USD	5,044	HUF	1,807,090	Bank of America	1/20/2023	433
USD	5,215	CZK	124,020	Morgan Stanley	1/20/2023	75
CZK	124,020	USD	5,572	Goldman Sachs	1/20/2023	(433)
HUF	1,807,090	USD	5,518	Bank of America	1/20/2023	(908)
PLN	24,520	USD	5,912	BNP Paribas	2/2/2023	(598)
						$2,019

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional		Value at	Upfront premium	Unrealized (depreciation) appreciation
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		6/30/2022 (000)	paid (000)	at 6/30/2022 (000)
1.2475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	NZD	4,428	$(80)	$—	$(80)
1.234974%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023		37,736	(683)	—	(683)
1.2375%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/26/2023		13,908	(258)	—	(258)
1.264%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/27/2023		34,764	(638)	—	(638)
1.26%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/30/2023		5,734	(106)	—	(106)
1.28%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/31/2023		5,734	(106)	—	(106)
1.30%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/3/2023		6,295	(116)	—	(116)
1.4975%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/21/2023		11,830	(215)	—	(215)
1.445%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/28/2023		11,817	(223)	—	(223)

American Funds Insurance Series	199

Capital World Bond Fund (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

Receive		Pay			Notional		Value at	Upfront premium	Unrealized (depreciation) appreciation
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		6/30/2022 (000)	paid (000)	at 6/30/2022 (000)
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/29/2023	NZD	12,043	$(228)	$—	$(228)
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/30/2023		12,093	(229)	—	(229)
1.5125%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023		10,675	(203)	—	(203)
1.53%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023		12,176	(230)	—	(230)
1.5625%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/15/2023		12,163	(226)	—	(226)
1.59%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/18/2023		12,163	(224)	—	(224)
1.62%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/19/2023		13,521	(246)	—	(246)
2.2525%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023		17,111	(235)	—	(235)
2.24%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023		17,111	(237)	—	(237)
2.20%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/9/2023		1,440	(20)	—	(20)
2.495%	Annual	SONIA	Annual	5/5/2024	GBP	21,230	(98)	—	(98)
2.42%	Annual	SONIA	Annual	5/5/2024		42,400	(232)	—	(232)
2.363%	Annual	SONIA	Annual	5/11/2024		40,870	(248)	—	(248)
2.9588%	Annual	SONIA	Annual	6/9/2024		26,900	33	—	33
6.255%	28-day	28-day MXN-TIIE	28-day	5/22/2026	MXN	47,800	(222)	—	(222)
6.19%	28-day	28-day MXN-TIIE	28-day	5/22/2026		48,400	(230)	—	(230)
6.16%	28-day	28-day MXN-TIIE	28-day	6/9/2026		58,800	(285)	—	(285)
6.5375%	28-day	28-day MXN-TIIE	28-day	6/17/2026		14,000	(59)	—	(59)
6.50%	28-day	28-day MXN-TIIE	28-day	6/17/2026		13,900	(60)	—	(60)
6.47%	28-day	28-day MXN-TIIE	28-day	6/17/2026		14,200	(62)	—	(62)
6.55%	28-day	28-day MXN-TIIE	28-day	6/17/2026		43,000	(181)	—	(181)
6.55%	28-day	28-day MXN-TIIE	28-day	6/18/2026		14,100	(59)	—	(59)
6.50%	28-day	28-day MXN-TIIE	28-day	6/18/2026		27,800	(119)	—	(119)
6.59%	28-day	28-day MXN-TIIE	28-day	6/25/2026		38,700	(161)	—	(161)
6.58%	28-day	28-day MXN-TIIE	28-day	6/25/2026		41,600	(174)	—	(174)
6.585%	28-day	28-day MXN-TIIE	28-day	6/25/2026		50,900	(213)	—	(213)
6.64%	28-day	28-day MXN-TIIE	28-day	6/25/2026		62,600	(256)	—	(256)
6.633%	28-day	28-day MXN-TIIE	28-day	6/25/2026		172,500	(707)	—	(707)
6.605%	28-day	28-day MXN-TIIE	28-day	7/6/2026		105,000	(436)	—	(436)
7.59%	28-day	28-day MXN-TIIE	28-day	10/29/2026		28,900	(75)	—	(75)
7.62%	28-day	28-day MXN-TIIE	28-day	10/29/2026		43,375	(110)	—	(110)
7.66%	28-day	28-day MXN-TIIE	28-day	10/29/2026		70,800	(175)	—	(175)
7.64%	28-day	28-day MXN-TIIE	28-day	10/29/2026		70,800	(177)	—	(177)
7.52%	28-day	28-day MXN-TIIE	28-day	10/30/2026		89,445	(243)	—	(243)
7.805%	28-day	28-day MXN-TIIE	28-day	2/23/2027		41,200	(94)	—	(94)
7.82%	28-day	28-day MXN-TIIE	28-day	2/24/2027		41,600	(94)	—	(94)
							$(9,240)	$—	$(9,240)

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2022 (000)		Upfront premium (received) paid (000)	Unrealized appreciation at 6/30/2022 (000)
CDX.NA.HY.38	5.00%	Quarterly	6/20/2027	USD 44,076	$1,327		$(959)	$2,286
ITRX.EUR.IG.37	1.00%	Quarterly	6/20/2027	EUR 23,820	222		(300)	522
CDX.EM.37	1.00%	Quarterly	6/20/2027	USD 13,360	1,340		1,134	206
CDX.NA.IG.38	1.00%	Quarterly	6/20/2027	5	—	[14]	— [14]	—	[14]
					$2,889		$(125)	$3,014

200	American Funds Insurance Series

Capital World Bond Fund (continued)

Investments in affiliates16

	Value of affiliate at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliate at 6/30/2022 (000)	Dividend income (000)
Short-term securities 6.33%
Money market investments 6.33%
Capital Group Central Cash Fund 1.38%[15]	$144,080	$438,028	$481,900	$(10)	$(23)	$100,175	$255

[1]	Step bond; coupon rate may change at a later date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $122,023,000, which represented 7.71% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Scheduled interest and/or principal payment was not received.
[6]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,479,000, which represented .09% of the net assets of the fund.
[7]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[8]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[9]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $3,760,000, which represented .24% of the net assets of the fund.
[10]	Value determined using significant unobservable inputs.
[11]	Purchased on a TBA basis.
[12]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $15,285,000, which represented .97% of the net assets of the fund.
[13]	Security did not produce income during the last 12 months.
[14]	Amount less than one thousand.
[15]	Rate represents the seven-day yield at 6/30/2022.
[16]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviations

Assn. = Association

AUD = Australian dollars

BBR = Bank Base Rate

BRL = Brazilian reais

CAD = Canadian dollars

CHF = Swiss francs

CLP = Chilean pesos

CME = CME Group

CNH = Chinese yuan renminbi

CNY = Chinese yuan

COP = Colombian pesos

CZK = Czech korunas

DKK = Danish kroner

EUR = Euros

EURIBOR = Euro Interbank Offered Rate

FRA = Forward Rate Agreement

GBP = British pounds

HUF = Hungarian forints

IDR = Indonesian rupiah

INR = Indian rupees

JPY = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

MYR = Malaysian ringgits

NOK = Norwegian kroner

NZD = New Zealand dollars

PEN = Peruvian nuevos soles

PLN = Polish zloty

Ref. = Refunding

Rev. = Revenue

RON = Romanian leu

RUB = Russian rubles

SEK = Swedish kronor

SOFR = Secured Overnight Financing Rate

SONIA = Sterling Overnight Interbank Average Rate

TBA = To be announced

TIIE = Equilibrium Interbank Interest Rate

UAH = Ukrainian hryvnia

USD = U.S. dollars

ZAR = South African rand

Refer to the notes to financial statements.

American Funds Insurance Series	201

American High-Income Trust
Investment portfolio June 30, 2022	unaudited

Bonds, notes & other debt instruments 90.36%	Principal amount (000)		Value (000)
Corporate bonds, notes & loans 90.27%
Energy 14.33%
Aethon United BR LP / Aethon United Finance Corp. 8.25% 2026[1]	USD	295	$287
Antero Midstream Partners LP 5.375% 2029[1]		570	512
Antero Resources Corp. 7.625% 2029[1]		417	425
Antero Resources Corp. 5.375% 2030[1]		720	658
Apache Corp. 6.00% 2037		165	152
Apache Corp. 5.10% 2040		695	589
Apache Corp. 4.75% 2043		265	207
Ascent Resources - Utica, LLC 7.00% 2026[1]		2,040	1,900
Ascent Resources - Utica, LLC 9.00% 2027[1]		170	214
Ascent Resources - Utica, LLC 8.25% 2028[1]		271	258
Ascent Resources - Utica, LLC 5.875% 2029[1]		1,205	1,062
Ascent Resources - Utica, LLC, Term Loan, (3-month USD-LIBOR + 9.00%) 10.00% 2025[1,2,3]		228	241
Blue Racer Midstream, LLC and Blue Racer Finance Corp. 7.625% 2025[1]		676	640
Bonanza Creek Energy, Inc. 5.00% 2026[1]		685	616
California Resources Corp. 7.125% 2026[1]		390	382
Callon Petroleum Co. 7.50% 2030[1]		515	475
Centennial Resource Production, LLC 6.875% 2027[1]		440	419
Cheniere Energy Partners LP 4.50% 2029		938	839
Cheniere Energy Partners LP 4.00% 2031		1,523	1,299
Cheniere Energy Partners LP 3.25% 2032[1]		1,255	991
Cheniere Energy, Inc. 7.00% 2024		319	331
Cheniere Energy, Inc. 5.875% 2025		495	507
Cheniere Energy, Inc. 4.625% 2028		5,356	4,841
Chesapeake Energy Corp. 4.875% 2022[4]		4,300	83
Chesapeake Energy Corp. 5.50% 2026[1]		1,000	954
Chesapeake Energy Corp. 5.875% 2029[1]		1,420	1,342
Chesapeake Energy Corp. 6.75% 2029[1]		210	204
CNX Midstream Partners LP 4.75% 2030[1]		280	236
CNX Resources Corp. 7.25% 2027[1]		1,878	1,843
CNX Resources Corp. 6.00% 2029[1]		1,425	1,334
Comstock Resources, Inc. 6.75% 2029[1]		785	705
Comstock Resources, Inc. 5.875% 2030[1]		770	664
Constellation Oil Services Holding SA 4.00% PIK or 3.00% Cash 2026[5]		3,077	2,569
Continental Resources, Inc. 5.75% 2031[1]		365	354
CQP Holdco LP / BIP-V Chinook Holdco, LLC 5.50% 2031[1]		2,860	2,444
Crestwood Midstream Partners LP 5.75% 2025		250	234
Crestwood Midstream Partners LP 5.625% 2027[1]		290	259
Crestwood Midstream Partners LP 6.00% 2029[1]		575	503
Devon Energy Corp. 5.875% 2028		202	206
Devon Energy Corp. 4.50% 2030		493	466
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[1,3,5]		68	67
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[3,5]		62	61
DT Midstream, Inc. 4.125% 2029[1]		1,355	1,152
DT Midstream, Inc. 4.375% 2031[1]		785	660
Endeavor Energy Resources LP 6.625% 2025[1]		850	855
Energean Israel Finance, Ltd. 4.50% 2024[1]		945	892
Energean Israel Finance, Ltd. 4.875% 2026[1]		1,080	957
Energean PLC 6.50% 2027[1]		380	338
EnLink Midstream Partners, LLC 5.625% 2028[1]		660	607
EQM Midstream Partners, LP 4.125% 2026		127	110
EQM Midstream Partners, LP 6.50% 2027[1]		2,365	2,203
EQM Midstream Partners, LP 7.50% 2027[1]		845	817
EQM Midstream Partners, LP 5.50% 2028		881	762
EQM Midstream Partners, LP 4.50% 2029[1]		835	679
EQM Midstream Partners, LP 7.50% 2030[1]		898	864
EQM Midstream Partners, LP 4.75% 2031[1]		1,645	1,317
EQM Midstream Partners, LP 6.50% 2048		490	375
EQT Corp. 6.625% 2025[6]		250	258
EQT Corp. 5.00% 2029		290	281
EQT Corp. 7.50% 2030[6]		300	323

202	American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
EQT Corp. 3.625% 2031[1]	USD	500	$433
Genesis Energy, LP 5.625% 2024		120	113
Genesis Energy, LP 6.50% 2025		1,886	1,742
Genesis Energy, LP 6.25% 2026		320	286
Genesis Energy, LP 8.00% 2027		2,895	2,570
Genesis Energy, LP 7.75% 2028		87	75
Harbour Energy PLC 5.50% 2026[1]		1,545	1,391
Harvest Midstream I, LP 7.50% 2028[1]		2,167	2,039
Hess Midstream Operations LP 4.25% 2030[1]		1,300	1,091
Hess Midstream Operations LP 5.50% 2030[1]		580	522
Hess Midstream Partners LP 5.125% 2028[1]		687	618
Hilcorp Energy I, LP 6.25% 2028[1]		145	137
Hilcorp Energy I, LP 5.75% 2029[1]		815	717
Hilcorp Energy I, LP 6.00% 2030[1]		715	623
Hilcorp Energy I, LP 6.00% 2031[1]		630	544
Hilcorp Energy I, LP 6.25% 2032[1]		535	471
Holly Energy Partners LP / Holly Energy Finance Corp. 6.375% 2027[1]		220	208
Holly Energy Partners LP / Holly Energy Finance Corp. 5.00% 2028[1]		260	223
Howard Midstream Energy Partners, LLC 6.75% 2027[1]		460	397
Independence Energy Finance, LLC 7.25% 2026[1]		500	456
Kinetik Holdings LP 5.875% 2030[1]		660	630
Lealand Finance Company BV, Term Loan, (3-month USD-LIBOR + 3.00%) 4.666% 2024[2,3]		12	7
Lealand Finance Co. BV, Term Loan, (3-month USD-LIBOR + 1.00%) 3.00% PIK and 2.06% Cash 2025[2,3,5]		153	79
Murphy Oil Corp. 6.875% 2024		59	59
Murphy Oil Corp. 5.75% 2025		250	248
Murphy Oil Corp. 6.375% 2028		415	388
Murphy Oil USA, Inc. 4.75% 2029		670	604
Murphy Oil USA, Inc. 3.75% 2031[1]		285	243
Nabors Industries, Inc. 7.375% 2027[1]		1,470	1,398
Nabors Industries, Ltd. 7.25% 2026[1]		228	203
Neptune Energy Group Holdings, Ltd. 6.625% 2025[1]		1,250	1,202
New Fortress Energy, Inc. 6.75% 2025[1]		1,715	1,625
New Fortress Energy, Inc. 6.50% 2026[1]		3,725	3,381
NGL Energy Operating, LLC 7.50% 2026[1]		8,720	7,879
NGL Energy Partners LP 6.125% 2025		2,054	1,562
Northern Oil and Gas, Inc. 8.125% 2028[1]		1,815	1,713
NorthRiver Midstream Finance LP 5.625% 2026[1]		625	567
NuStar Logistics LP 6.00% 2026		286	268
Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 2029[1]		1,675	1,559
Oasis Petroleum, Inc. 6.375% 2026[1]		1,065	987
Occidental Petroleum Corp. 5.875% 2025		710	708
Occidental Petroleum Corp. 8.00% 2025		1,400	1,476
Occidental Petroleum Corp. 6.375% 2028		225	228
Occidental Petroleum Corp. 6.625% 2030		810	836
Occidental Petroleum Corp. 8.875% 2030		300	345
Occidental Petroleum Corp. 6.125% 2031		530	538
Occidental Petroleum Corp. 4.20% 2048		165	129
Parkland Corp. 4.625% 2030[1]		835	679
PDC Energy, Inc. 5.75% 2026		600	561
Petróleos Mexicanos 6.875% 2025		350	328
Petróleos Mexicanos 8.75% 2029[1]		782	709
Petrorio Luxembourg SARL 6.125% 2026[1]		320	295
Range Resources Corp. 4.875% 2025		362	354
Range Resources Corp. 8.25% 2029		900	919
Range Resources Corp. 4.75% 2030[1]		970	871
Rattler Midstream Partners LP 5.625% 2025[1]		955	956
Rockcliff Energy II, LLC 5.50% 2029[1]		120	109
Rockies Express Pipeline, LLC 4.95% 2029[1]		550	471
Sabine Pass Liquefaction, LLC 4.50% 2030		586	562

American Funds Insurance Series	203

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Sanchez Energy Corp. 7.25% 2023[1,4]	USD	739	$11
SM Energy Co. 5.625% 2025		430	407
Southwestern Energy Co. 5.95% 2025[6]		215	213
Southwestern Energy Co. 7.75% 2027		272	278
Southwestern Energy Co. 8.375% 2028		565	596
Southwestern Energy Co. 5.375% 2029		340	316
Southwestern Energy Co. 5.375% 2030		2,470	2,277
Southwestern Energy Co. 4.75% 2032		1,225	1,050
Suburban Propane Partners LP / Suburban Energy Finance Corp. 5.00% 2031[1]		335	285
Summit Midstream Holdings / Summit Midstream Finance Corp. 8.50% 2026[1]		285	257
Sunoco LP 6.00% 2027		547	522
Sunoco LP 5.875% 2028		290	265
Sunoco LP 4.50% 2029		1,680	1,388
Sunoco LP 4.50% 2030[1]		1,680	1,359
Tallgrass Energy Partners, LP 7.50% 2025[1]		230	223
Targa Resources Partners LP 6.50% 2027		133	136
Targa Resources Partners LP 6.875% 2029		915	935
Targa Resources Partners LP 5.50% 2030		802	767
Targa Resources Partners LP 4.875% 2031		695	635
Teekay Offshore Partners LP 8.50% 2023[1,7,8]		2,009	1,828
Transocean Guardian, Ltd. 5.875% 2024[1]		288	267
Transocean Poseidon, Ltd. 6.875% 2027[1]		361	318
Transocean, Inc. 6.125% 2025[1]		195	179
Transocean, Inc. 7.25% 2025[1]		500	371
Transocean, Inc. 11.50% 2027[1]		95	89
USA Compression Partners, LP 6.875% 2026		359	327
USA Compression Partners, LP 6.875% 2027		247	220
Venture Global Calcasieu Pass, LLC 4.125% 2031[1]		2,795	2,397
Venture Global Calcasieu Pass, LLC 3.875% 2033[1]		650	538
Weatherford International, Ltd. 11.00% 2024[1]		445	449
Weatherford International, Ltd. 6.50% 2028[1]		2,130	1,915
Weatherford International, Ltd. 8.625% 2030[1]		3,220	2,678
Western Gas Partners LP 4.50% 2028		1,124	1,019
Western Midstream Operating, LP 3.60% 2025 (3.35% on 8/1/2022)[6]		369	341
Western Midstream Operating, LP 4.75% 2028		160	146
Western Midstream Operating, LP 4.55% 2030 (4.30% on 8/1/2022)[6]		480	417
Western Midstream Operating, LP 5.75% 2050 (5.50% on 8/1/2022)[6]		290	234
			121,808

Consumer Discretionary 13.79%
Adient Global Holdings, Ltd. 4.875% 2026[1]		225	198
Affinity Gaming 6.875% 2027[1]		200	168
Allied Universal Holdco, LLC 6.625% 2026[1]		858	789
Allied Universal Holdco, LLC 9.75% 2027[1]		976	829
Allied Universal Holdco, LLC 4.625% 2028[1]		490	406
Allied Universal Holdco, LLC 6.00% 2029[1]		2,790	2,034
Asbury Automotive Group, Inc. 4.50% 2028		250	217
Asbury Automotive Group, Inc. 4.625% 2029[1]		1,545	1,279
Asbury Automotive Group, Inc. 5.00% 2032[1]		355	291
Atlas LuxCo 4 SARL 4.625% 2028[1]		280	227
Beazer Homes USA, Inc. 5.875% 2027		540	416
Boyd Gaming Corp. 4.75% 2027		621	563
Boyd Gaming Corp. 4.75% 2031[1]		695	589
Boyne USA, Inc. 4.75% 2029[1]		880	763
Caesars Entertainment, Inc. 6.25% 2025[1]		1,085	1,049
Caesars Entertainment, Inc. 8.125% 2027[1]		665	644
Caesars Entertainment, Inc. 4.625% 2029[1]		3,330	2,598
Caesars Resort Collection, LLC 5.75% 2025[1]		345	331
Carnival Corp. 7.625% 2026[1]		1,615	1,255
Carnival Corp. 10.50% 2026[1]		1,405	1,401

204	American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Carnival Corp. 4.00% 2028[1]	USD	3,000	$2,471
Carnival Corp. 6.00% 2029[1]		825	582
Carnival Corp. 10.50% 2030[1]		850	701
Carvana Co. 5.625% 2025[1]		485	373
Carvana Co. 5.50% 2027[1]		1,091	706
Carvana Co. 5.875% 2028[1]		904	575
Carvana Co. 4.875% 2029[1]		1,110	633
CDI Escrow Issuer, Inc. 5.75% 2030[1]		805	734
CEC Entertainment, Inc. 6.75% 2026[1]		320	282
Dana, Inc. 4.25% 2030		200	156
Dana, Inc. 4.50% 2032		375	278
Dave & Buster’s, Inc. 7.625% 2025[1]		340	336
Empire Communities Corp. 7.00% 2025[1]		475	376
Empire Resorts, Inc. 7.75% 2026[1]		670	601
Everi Holdings, Inc. 5.00% 2029[1]		95	80
Fertitta Entertainment, Inc. 4.625% 2029[1]		1,260	1,078
Fertitta Entertainment, Inc. 6.75% 2030[1]		4,100	3,159
First Student Bidco, Inc. / First Transit Parent, Inc. 4.00% 2029[1]		2,135	1,712
Ford Motor Co. 2.90% 2029		225	177
Ford Motor Co. 3.25% 2032		310	233
Ford Motor Co. 5.291% 2046		70	54
Ford Motor Credit Company, LLC 3.375% 2025		1,115	1,008
Ford Motor Credit Company, LLC 5.125% 2025		3,835	3,670
Ford Motor Credit Company, LLC 2.70% 2026		750	640
Ford Motor Credit Company, LLC 4.542% 2026		1,460	1,339
Ford Motor Credit Company, LLC 3.815% 2027		1,540	1,312
Ford Motor Credit Company, LLC 4.125% 2027		835	738
Ford Motor Credit Company, LLC 4.271% 2027		525	472
Ford Motor Credit Company, LLC 4.95% 2027		370	345
Ford Motor Credit Company, LLC 2.90% 2028		550	444
Ford Motor Credit Company, LLC 5.113% 2029		200	180
Ford Motor Credit Company, LLC 4.00% 2030		920	747
Group 1 Automotive, Inc. 4.00% 2028[1]		615	515
Hanesbrands, Inc. 4.625% 2024[1]		1,945	1,907
Hanesbrands, Inc. 4.875% 2026[1]		1,624	1,507
Hilton Grand Vacations Borrower 5.00% 2029[1]		591	480
Hilton Worldwide Holdings, Inc. 3.75% 2029[1]		200	170
Hilton Worldwide Holdings, Inc. 4.875% 2030		608	551
Hilton Worldwide Holdings, Inc. 4.00% 2031[1]		1,010	842
International Game Technology PLC 6.50% 2025[1]		1,383	1,379
International Game Technology PLC 4.125% 2026[1]		1,165	1,057
International Game Technology PLC 5.25% 2029[1]		3,570	3,240
Jacobs Entertainment, Inc. 6.75% 2029[1]		505	428
KB Home 6.875% 2027		330	319
KB Home 7.25% 2030		330	313
Kontoor Brands, Inc. 4.125% 2029[1]		370	294
Las Vegas Sands Corp. 3.20% 2024		635	601
LCM Investments Holdings II, LLC 4.875% 2029[1]		1,185	905
Levi Strauss & Co. 3.50% 2031[1]		430	352
Limited Brands, Inc. 6.625% 2030[1]		370	321
Limited Brands, Inc. 6.875% 2035		1,096	894
Limited Brands, Inc. 6.75% 2036		655	525
Lindblad Expeditions, LLC 6.75% 2027[1]		205	176
Lithia Motors, Inc. 4.625% 2027[1]		270	248
Lithia Motors, Inc. 3.875% 2029[1]		350	298
Lithia Motors, Inc. 4.375% 2031[1]		315	269
LSF9 Atlantis Holdings, LLC / Victra Finance Corp. 7.75% 2026[1]		335	284
M.D.C. Holdings, Inc. 6.00% 2043		573	469
Macy’s Retail Holdings, LLC 5.875% 2030[1]		145	122
Marriott Ownership Resorts, Inc. 4.50% 2029[1]		370	308
Melco International Development, Ltd. 4.875% 2025[1]		440	329

American Funds Insurance Series	205

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Melco International Development, Ltd. 5.75% 2028[1]	USD	1,390	$897
Melco International Development, Ltd. 5.375% 2029[1]		1,446	875
Melco Resorts Finance, Ltd. 5.25% 2026[1]		300	212
Merlin Entertainment 5.75% 2026[1]		492	450
MGM Resorts International 6.00% 2023		281	281
MGM Resorts International 5.50% 2027		401	360
Midwest Gaming Borrower, LLC 4.875% 2029[1]		180	147
Mohegan Gaming & Entertainment 8.00% 2026[1]		645	550
Motel 6 Operating LP, Term Loan B, (1-month USD-LIBOR + 5.00%) 6.666% 2026[2,3]		561	552
NCL Corp., Ltd. 3.625% 2024[1]		300	250
NCL Corp., Ltd. 5.875% 2026[1]		825	650
NCL Corp., Ltd. 5.875% 2027[1]		1,230	1,054
NCL Corp., Ltd. 7.75% 2029[1]		360	276
Neiman Marcus Group, LLC 7.125% 2026[1]		2,405	2,224
Newell Brands, Inc. 5.625% 2036[6]		30	26
Newell Rubbermaid, Inc. 4.875% 2025		445	439
Panther BF Aggregator 2, LP 6.25% 2026[1]		140	135
Panther BF Aggregator 2, LP 8.50% 2027[1]		455	441
Party City Holdings, Inc. 6.625% 2026[1]		500	295
Party City Holdings, Inc. 8.75% 2026[1]		3,655	2,463
Penske Automotive Group, Inc. 3.75% 2029		340	284
PetSmart, Inc. 4.75% 2028[1]		710	616
PetSmart, Inc. 7.75% 2029[1]		1,190	1,074
Premier Entertainment Sub, LLC 5.625% 2029[1]		1,545	1,102
Premier Entertainment Sub, LLC 5.875% 2031[1]		835	581
QVC, Inc. 4.85% 2024		75	70
QVC, Inc. 4.75% 2027		52	41
QVC, Inc. 4.375% 2028		601	446
Raptor Acquisition Corp. 4.875% 2026[1]		1,630	1,429
Real Hero Merger Sub 2, Inc. 6.25% 2029[1]		590	448
Royal Caribbean Cruises, Ltd. 10.875% 2023[1]		325	327
Royal Caribbean Cruises, Ltd. 11.50% 2025[1]		1,946	2,004
Royal Caribbean Cruises, Ltd. 4.25% 2026[1]		1,820	1,296
Royal Caribbean Cruises, Ltd. 5.50% 2026[1]		715	533
Royal Caribbean Cruises, Ltd. 5.375% 2027[1]		1,035	755
Royal Caribbean Cruises, Ltd. 3.70% 2028		270	172
Royal Caribbean Cruises, Ltd. 5.50% 2028[1]		70	49
Sally Holdings, LLC and Sally Capital, Inc. 5.625% 2025		280	263
Scientific Games Corp. 8.625% 2025[1]		1,215	1,247
Scientific Games Corp. 7.00% 2028[1]		1,525	1,433
Scientific Games Corp. 7.25% 2029[1]		3,090	2,902
Scientific Games Holdings LP 6.625% 2030[1]		2,305	1,963
Sonic Automotive, Inc. 4.625% 2029[1]		1,565	1,215
Sonic Automotive, Inc. 4.875% 2031[1]		2,180	1,643
Staples, Inc. 7.50% 2026[1]		421	350
Studio City Co., Ltd. 7.00% 2027[1]		1,175	1,020
Studio City Finance, Ltd. 6.00% 2025[1]		690	438
Studio City Finance, Ltd. 5.00% 2029[1]		1,200	621
Tempur Sealy International, Inc. 4.00% 2029[1]		630	509
The Gap, Inc. 3.625% 2029[1]		170	120
The Gap, Inc. 3.875% 2031[1]		108	76
The Home Co., Inc. 7.25% 2025[1]		940	770
Travel + Leisure Co. 6.60% 2025[6]		50	49
Travel + Leisure Co. 6.00% 2027		205	186
Travel + Leisure Co. 4.50% 2029[1]		1,280	992
Universal Entertainment Corp. 8.50% 2024[1]		2,945	2,857
Vail Resorts, Inc. 6.25% 2025[1]		315	315
VICI Properties LP 4.25% 2026[1]		462	423
VICI Properties LP 4.625% 2029[1]		265	237
VICI Properties LP / VICI Note Co., Inc. 5.625% 2024[1]		447	442
VICI Properties LP / VICI Note Co., Inc. 3.50% 2025[1]		711	666

206	American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
VICI Properties LP / VICI Note Co., Inc. 4.625% 2025[1]	USD	900	$858
VICI Properties LP / VICI Note Co., Inc. 3.75% 2027[1]		644	568
VICI Properties LP / VICI Note Co., Inc. 3.875% 2029[1]		1,400	1,207
VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[1]		873	755
WASH Multifamily Acquisition, Inc. 5.75% 2026[1]		995	940
Wheel Pros, Inc. 6.50% 2029[1]		1,280	906
Wheel Pros, Inc., Term Loan, (3-month USD-LIBOR + 4.50%) 6.095% 2028[2,3]		953	791
Wyndham Destinations, Inc. 6.625% 2026[1]		695	660
Wyndham Destinations, Inc. 4.625% 2030[1]		400	311
Wyndham Worldwide Corp. 4.375% 2028[1]		1,280	1,121
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[1]		861	828
Wynn Macau, Ltd. 5.125% 2029[1]		320	199
Wynn Resorts Finance, LLC 7.75% 2025[1]		494	481
Wynn Resorts Finance, LLC 5.125% 2029[1]		1,002	791
Yahoo Holdings, Inc., Term Loan B, (1-month USD-LIBOR + 5.50%) 7.166% 2027[2,3]		995	940
			117,239

Communication services 12.01%
Altice France Holding SA 10.50% 2027[1]		1,650	1,388
Altice France SA 5.125% 2029[1]		1,677	1,271
Beasley Mezzanine Holdings, LLC 8.625% 2026[1]		475	357
Brightstar Escrow Corp. 9.75% 2025[1]		140	133
Cablevision Systems Corp. 5.375% 2028[1]		457	396
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.50% 2026[1]		102	100
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.00% 2028[1]		386	358
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.375% 2029[1]		360	323
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2030[1]		3,179	2,650
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2030[1]		3,437	2,950
CCO Holdings, LLC and CCO Holdings Capital Corp. 2.80% 2031		140	112
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2031[1]		3,285	2,686
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2032		1,024	833
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2032[1]		1,225	1,006
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2033[1]		1,230	972
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2034[1]		1,960	1,521
Centerfield Media Parent, Inc. 6.625% 2026[1]		960	776
CenturyLink, Inc. 6.75% 2023		1,480	1,469
Cinemark USA, Inc. 5.875% 2026[1]		378	338
Clear Channel Worldwide Holdings, Inc. 7.75% 2028[1]		570	416
Clear Channel Worldwide Holdings, Inc. 7.50% 2029[1]		315	227
Cogent Communications Group, Inc. 3.50% 2026[1]		700	645
Consolidated Communications, Inc. 5.00% 2028[1]		225	180
CSC Holdings, LLC 6.50% 2029[1]		600	543
CSC Holdings, LLC 3.375% 2031[1]		700	520
Diamond Sports Group, LLC 5.375% 2026[1]		503	126
Diamond Sports Group, LLC 6.625% 2027[1]		1,056	132
DIRECTV Financing, LLC, Term Loan, (3-month USD-LIBOR + 5.00%) 6.666% 2027[2,3]		1,739	1,608
DIRECTV Holdings, LLC and DIRECTV Financing Co., Inc. 5.875% 2027[1]		3,010	2,577
DISH DBS Corp. 5.125% 2029		570	348
Embarq Corp. 7.995% 2036		1,637	1,233
Epicor Software Corp., Term Loan, (3-month USD-LIBOR + 7.75%) 9.416% 2028[2,3]		465	454
Front Range BidCo, Inc. 6.125% 2028[1]		839	608
Frontier Communications Corp. 5.875% 2027[1]		1,550	1,398
Frontier Communications Corp. 5.00% 2028[1]		3,780	3,222
Frontier Communications Corp. 6.75% 2029[1]		1,990	1,642
Frontier Communications Holdings, LLC 5.875% 2029		1,390	1,072
Frontier Communications Holdings, LLC 6.00% 2030[1]		750	579
Frontier Communications Holdings, LLC 8.75% 2030[1]		900	912
Gray Escrow II, Inc. 5.375% 2031[1]		925	743
Gray Television, Inc. 5.875% 2026[1]		203	190
Gray Television, Inc. 7.00% 2027[1]		828	798

American Funds Insurance Series	207

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Gray Television, Inc. 4.75% 2030[1]	USD	397	$311
iHeartCommunications, Inc. 5.25% 2027[1]		1,995	1,710
iHeartCommunications, Inc. 4.75% 2028[1]		250	206
Iliad Holding SAS 6.50% 2026[1]		1,120	1,010
Inmarsat PLC 6.75% 2026[1]		725	654
Kantar Group, LLC, Term Loan B2, (3-month USD-LIBOR + 4.50%) 6.75% 2026[2,3]		387	360
Lamar Media Corp. 3.75% 2028		61	54
Lamar Media Corp. 4.875% 2029		300	271
Lamar Media Corp. 4.00% 2030		260	219
Lamar Media Corp. 3.625% 2031		125	103
Level 3 Financing, Inc. 3.75% 2029[1]		550	426
Ligado Networks, LLC 15.50% PIK 2023[1,5]		1,727	941
Ligado Networks, LLC 17.50% PIK 2024[1,5]		290	94
Live Nation Entertainment, Inc. 3.75% 2028[1]		425	368
Magallanes, Inc. 4.279% 2032[1]		298	267
Match Group, Inc. 4.625% 2028[1]		308	280
Mav Acquisition Corp. 5.75% 2028[1]		520	446
Midas OpCo Holdings, LLC 5.625% 2029[1]		3,060	2,467
Netflix, Inc. 4.875% 2028		310	292
News Corp. 3.875% 2029[1]		1,620	1,403
News Corp. 5.125% 2032[1]		1,760	1,562
Nexstar Broadcasting, Inc. 4.75% 2028[1]		2,270	1,951
Nexstar Escrow Corp. 5.625% 2027[1]		789	722
Nielsen Finance, LLC and Nielsen Finance Co. 4.50% 2029[1]		49	44
Qwest Capital Funding, Inc. 6.875% 2028		860	767
Scripps Escrow II, Inc. 3.875% 2029[1]		750	630
Sinclair Television Group, Inc. 5.125% 2027[1]		195	165
Sinclair Television Group, Inc. 4.125% 2030[1]		1,170	930
Sirius XM Radio, Inc. 3.125% 2026[1]		1,600	1,432
Sirius XM Radio, Inc. 4.00% 2028[1]		2,385	2,072
Sirius XM Radio, Inc. 4.125% 2030[1]		445	373
Sirius XM Radio, Inc. 3.875% 2031[1]		2,590	2,067
Sprint Corp. 7.625% 2026		950	1,003
Sprint Corp. 6.875% 2028		6,606	6,966
Sprint Corp. 8.75% 2032		4,601	5,552
Summer (BC) BidCo B, LLC 5.50% 2026[1]		365	327
TEGNA, Inc. 4.625% 2028		478	448
TEGNA, Inc. 5.00% 2029		686	651
T-Mobile US, Inc. 2.625% 2026		1,000	909
T-Mobile US, Inc. 3.375% 2029		1,550	1,361
T-Mobile US, Inc. 2.875% 2031		460	383
Twitter, Inc. 5.00% 2030[1]		1,240	1,178
Univision Communications, Inc. 5.125% 2025[1]		3,195	3,013
Univision Communications, Inc. 6.625% 2027[1]		3,050	2,910
Univision Communications, Inc. 4.50% 2029[1]		4,500	3,781
Univision Communications, Inc. 7.375% 2030[1]		500	489
Univision Communications, Inc., Term Loan, (3-month USD CME Term + 4.50%) 6.25% 2029[2,3]		150	144
UPC Broadband Finco BV 4.875% 2031[1]		650	532
Virgin Media O2 4.25% 2031[1]		1,975	1,593
Virgin Media Secured Finance PLC 4.50% 2030[1]		990	816
VMED O2 UK Financing I PLC 4.75% 2031[1]		200	162
VZ Secured Financing BV 5.00% 2032[1]		1,860	1,548
Warner Music Group 3.75% 2029[1]		1,350	1,130
Warner Music Group 3.875% 2030[1]		780	650
Ziggo Bond Co. BV 5.125% 2030[1]		419	329
Ziggo Bond Finance BV 4.875% 2030[1]		1,550	1,318
ZipRecruiter, Inc. 5.00% 2030[1]		530	446
			102,048

208	American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care 9.80%
AdaptHealth, LLC 5.125% 2030[1]	USD	875	$739
Avantor Funding, Inc. 4.625% 2028[1]		2,040	1,875
Avantor Funding, Inc. 3.875% 2029[1]		500	438
Bausch Health Americas, Inc. 9.25% 2026[1]		1,334	957
Bausch Health Americas, Inc. 8.50% 2027[1]		252	177
Bausch Health Companies, Inc. 5.75% 2027[1]		735	610
Bausch Health Companies, Inc. 6.125% 2027[1]		880	750
Bausch Health Companies, Inc. 4.875% 2028[1]		1,940	1,522
Bausch Health Companies, Inc. 5.00% 2028[1]		1,297	694
Bausch Health Companies, Inc. 7.00% 2028[1]		553	317
Bausch Health Companies, Inc. 5.00% 2029[1]		765	400
Bausch Health Companies, Inc. 5.25% 2030[1]		752	391
Bausch Health Companies, Inc. 5.25% 2031[1]		2,955	1,521
Catalent Pharma Solutions, Inc. 3.125% 2029[1]		285	234
Catalent Pharma Solutions, Inc. 3.50% 2030[1]		720	588
Centene Corp. 4.25% 2027		389	364
Centene Corp. 2.45% 2028		3,240	2,711
Centene Corp. 4.625% 2029		4,305	4,027
Centene Corp. 3.00% 2030		2,530	2,103
Centene Corp. 3.375% 2030		642	546
Centene Corp. 2.50% 2031		1,485	1,183
Centene Corp. 2.625% 2031		430	343
Charles River Laboratories International, Inc. 4.25% 2028[1]		561	505
Charles River Laboratories International, Inc. 3.75% 2029[1]		680	591
Charles River Laboratories International, Inc. 4.00% 2031[1]		650	555
Community Health Systems, Inc. 5.625% 2027[1]		1,550	1,316
Community Health Systems, Inc. 6.00% 2029[1]		653	542
Community Health Systems, Inc. 6.875% 2029[1]		240	156
Community Health Systems, Inc. 5.25% 2030[1]		1,305	994
DaVita, Inc. 4.625% 2030[1]		800	626
Encompass Health Corp. 4.50% 2028		496	426
Encompass Health Corp. 4.75% 2030		285	239
Endo DAC / Endo Finance, LLC / Endo Finco 9.50% 2027[1]		311	65
Endo DAC / Endo Finance, LLC / Endo Finco 6.00% 2028[1]		2,613	209
Endo International PLC 5.875% 2024[1]		520	398
Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 2029[1]		660	500
Grifols Escrow Issuer SA 4.75% 2028[1]		630	547
HCA, Inc. 5.875% 2026		321	323
HCA, Inc. 5.625% 2028		1,300	1,281
HCA, Inc. 5.875% 2029		255	256
HCA, Inc. 3.50% 2030		1,255	1,071
HCA, Inc. 5.50% 2047		33	30
HCA, Inc. 5.25% 2049		475	410
HCA, Inc. 4.625% 2052[1]		233	187
HCA, Inc. 7.50% 2095		250	256
HealthEquity, Inc. 4.50% 2029[1]		730	640
IMS Health Holdings, Inc. 5.00% 2026[1]		823	786
Jazz Securities DAC 4.375% 2029[1]		1,476	1,316
Mallinckrodt PLC 10.00% 2025[1]		1,144	1,104
Minerva Merger Sub, Inc. 6.50% 2030[1]		640	534
Molina Healthcare, Inc. 4.375% 2028[1]		1,135	1,016
Molina Healthcare, Inc. 3.875% 2030[1]		2,309	1,977
Molina Healthcare, Inc. 3.875% 2032[1]		2,115	1,778
Mozart Debt Merger Sub, Inc. 3.875% 2029[1]		220	188
Mozart Debt Merger Sub, Inc. 5.25% 2029[1]		1,705	1,406
Option Care Health, Inc. 4.375% 2029[1]		290	249
Organon Finance 1, LLC 4.125% 2028[1]		535	475
Organon Finance 1, LLC 5.125% 2031[1]		240	208
Owens & Minor, Inc. 4.375% 2024		1,185	1,160
Owens & Minor, Inc. 4.50% 2029[1]		990	810
Owens & Minor, Inc. 6.625% 2030[1]		1,075	983

American Funds Insurance Series	209

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Par Pharmaceutical, Inc. 7.50% 2027[1]	USD	4,505	$3,438
Radiology Partners, Inc. 9.25% 2028[1]		1,503	1,131
RP Escrow Issuer, LLC 5.25% 2025[1]		1,015	879
Select Medical Holdings Corp. 6.25% 2026[1]		554	518
Surgery Center Holdings 10.00% 2027[1]		416	404
Syneos Health, Inc. 3.625% 2029[1]		530	449
Team Health Holdings, Inc. 6.375% 2025[1]		704	493
Team Health Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 6.775% 2027[2,3]		277	235
Tenet Healthcare Corp. 4.625% 2024		130	125
Tenet Healthcare Corp. 4.875% 2026[1]		5,130	4,737
Tenet Healthcare Corp. 5.125% 2027[1]		710	640
Tenet Healthcare Corp. 6.25% 2027[1]		500	461
Tenet Healthcare Corp. 4.625% 2028[1]		890	776
Tenet Healthcare Corp. 6.125% 2028[1]		640	550
Tenet Healthcare Corp. 4.25% 2029[1]		990	837
Tenet Healthcare Corp. 4.375% 2030[1]		1,450	1,230
Tenet Healthcare Corp. 6.125% 2030[1]		610	565
Tenet Healthcare Corp. 6.875% 2031		100	89
Teva Pharmaceutical Finance Co. BV 6.00% 2024		3,379	3,337
Teva Pharmaceutical Finance Co. BV 7.125% 2025		2,209	2,159
Teva Pharmaceutical Finance Co. BV 3.15% 2026		2,514	2,070
Teva Pharmaceutical Finance Co. BV 4.75% 2027		570	488
Teva Pharmaceutical Finance Co. BV 6.75% 2028		2,238	2,090
Teva Pharmaceutical Finance Co. BV 5.125% 2029		6,555	5,417
Teva Pharmaceutical Finance Co. BV 4.10% 2046		212	133
Valeant Pharmaceuticals International, Inc. 9.00% 2025[1]		1,971	1,462
			83,316

Materials 9.47%
Alcoa Nederland Holding BV 5.50% 2027[1]		510	484
Alcoa Nederland Holding BV 4.125% 2029[1]		430	385
Allegheny Technologies, Inc. 5.875% 2027		200	177
Allegheny Technologies, Inc. 4.875% 2029		1,975	1,578
Allegheny Technologies, Inc. 5.125% 2031		880	675
ArcelorMittal 7.00% 2039		488	493
ArcelorMittal 6.75% 2041		755	748
Arconic Corp. 6.00% 2025[1]		360	352
Arconic Rolled Products Corp. 6.125% 2028[1]		200	187
Ardagh Group SA 6.50% Cash 2027[1,5]		422	314
Ardagh Metal Packaging Finance USA, LLC 6.00% 2027[1]		750	744
Ardagh Metal Packaging Finance USA, LLC 3.25% 2028[1]		500	427
Ardagh Metal Packaging Finance USA, LLC 4.00% 2029[1]		650	524
Ardagh Packaging Finance 4.125% 2026[1]		900	764
Axalta Coating Systems, LLC 4.75% 2027[1]		460	414
Ball Corp. 2.875% 2030		160	129
Ball Corp. 3.125% 2031		810	655
BWAY Parent Co., Inc. 5.50% 2024[1]		1,329	1,272
Can-Pack SA / Canpack US, LLC 3.875% 2029[1]		1,960	1,532
Cleveland-Cliffs, Inc. 6.75% 2026[1]		362	360
Cleveland-Cliffs, Inc. 5.875% 2027		2,880	2,691
Cleveland-Cliffs, Inc. 7.00% 2027		297	295
Cleveland-Cliffs, Inc. 4.625% 2029[1]		1,655	1,463
Cleveland-Cliffs, Inc. 4.875% 2031[1]		1,990	1,759
Consolidated Energy Finance SA 6.50% 2026[1]		600	554
Consolidated Energy Finance SA 5.625% 2028[1]		735	592
Constellium SE 3.75% 2029[1]		350	278
Crown Holdings, Inc. 5.25% 2030[1]		240	225
CVR Partners LP 6.125% 2028[1]		1,125	1,007
Diamond (BC) BV 4.625% 2029[1]		205	164

210	American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
Element Solutions, Inc. 3.875% 2028[1]	USD	620	$513
First Quantum Minerals, Ltd. 7.50% 2025[1]		3,893	3,688
First Quantum Minerals, Ltd. 6.875% 2026[1]		2,726	2,516
First Quantum Minerals, Ltd. 6.875% 2027[1]		5,910	5,294
FMG Resources 4.375% 2031[1]		585	479
Freeport-McMoRan, Inc. 4.25% 2030		437	398
Freeport-McMoRan, Inc. 5.45% 2043		411	381
FXI Holdings, Inc. 7.875% 2024[1]		4,740	4,121
FXI Holdings, Inc. 12.25% 2026[1]		5,685	5,070
GPC Merger Sub, Inc. 7.125% 2028[1]		534	429
Graphic Packaging International, LLC 3.75% 2030[1]		600	509
Hexion, Inc., Term Loan, (3-month USD CME Term SOFR + 4.50%) 5.924% 2029[2,3]		455	409
Joseph T. Ryerson & Son, Inc. 8.50% 2028[1]		133	137
Kaiser Aluminum Corp. 4.625% 2028[1]		478	399
Labl, Inc. 5.875% 2028[1]		500	405
Labl, Inc. 8.25% 2029[1]		1,300	984
LSB Industries, Inc. 6.25% 2028[1]		1,510	1,335
Mercer International, Inc. 5.125% 2029		400	342
Methanex Corp. 5.125% 2027		3,740	3,307
Methanex Corp. 5.25% 2029		520	440
Methanex Corp. 5.65% 2044		465	329
Mineral Resources, Ltd. 8.00% 2027[1]		1,310	1,279
Mineral Resources, Ltd. 8.50% 2030[1]		1,720	1,697
Neon Holdings, Inc. 10.125% 2026[1]		840	801
Nova Chemicals Corp. 4.875% 2024[1]		675	643
Nova Chemicals Corp. 5.00% 2025[1]		295	270
Nova Chemicals Corp. 5.25% 2027[1]		2,036	1,752
Nova Chemicals Corp. 4.25% 2029[1]		2,330	1,825
Novelis Corp. 3.25% 2026[1]		745	631
Novelis Corp. 4.75% 2030[1]		1,013	844
Novelis Corp. 3.875% 2031[1]		1,417	1,094
Olin Corp. 5.625% 2029		200	179
Olin Corp. 5.00% 2030		180	156
Olympus Water US Holding Corp. 6.25% 2029[1]		265	185
Owens-Illinois, Inc. 5.875% 2023[1]		420	416
Owens-Illinois, Inc. 6.375% 2025[1]		265	253
Rayonier A.M. Products, Inc. 7.625% 2026[1]		85	74
SCIH Salt Holdings, Inc. 4.875% 2028[1]		2,435	2,029
SCIH Salt Holdings, Inc. 6.625% 2029[1]		1,225	970
SCIL IV, LLC 5.375% 2026[1]		500	401
Scotts Miracle-Gro Co. 4.50% 2029		639	525
Scotts Miracle-Gro Co. 4.375% 2032		455	347
Sealed Air Corp. 4.00% 2027[1]		316	286
Sealed Air Corp. 5.00% 2029[1]		440	412
Silgan Holdings, Inc. 4.125% 2028		377	339
Summit Materials, Inc. 6.50% 2027[1]		360	348
Summit Materials, Inc. 5.25% 2029[1]		955	835
Trivium Packaging BV 5.50% 2026[1]		330	313
Trivium Packaging BV 8.50% 2027[1]		403	378
Tronox, Ltd. 4.625% 2029[1]		730	589
Unifrax Escrow Issuer Corp. 5.25% 2028[1]		234	187
Valvoline, Inc. 4.25% 2030[1]		353	295
Valvoline, Inc. 3.625% 2031[1]		620	497
Venator Materials Corp. 5.75% 2025[1]		3,501	2,808
Venator Materials Corp. 9.50% 2025[1]		1,155	1,161
W. R. Grace Holdings, LLC 4.875% 2027[1]		655	571
W. R. Grace Holdings, LLC 5.625% 2029[1]		440	325
Warrior Met Coal, Inc. 7.875% 2028[1]		2,170	2,071
			80,513

American Funds Insurance Series	211

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials 8.65%
AAdvantage Loyalty IP, Ltd. 5.50% 2026[1]	USD	990	$913
ADT Security Corp. 4.125% 2029[1]		735	599
Allison Transmission Holdings, Inc. 3.75% 2031[1]		1,235	992
Atkore, Inc. 4.25% 2031[1]		385	320
Atlantic Aviation FBO, Inc., Term Loan, (3-month USD-LIBOR + 5.75%) 7.416% 2029[2,3]		2,180	2,098
ATS Automation Tooling Systems, Inc. 4.125% 2028[1]		275	230
Avis Budget Car Rental, LLC 5.75% 2027[1]		885	788
Avis Budget Group, Inc. 5.375% 2029[1]		900	750
Avolon Holdings Funding, Ltd. 5.25% 2024[1]		660	649
Avolon Holdings Funding, Ltd. 2.528% 2027[1]		2,098	1,712
BlueLinx Holdings, Inc. 6.00% 2029[1]		500	391
Bohai Financial Investment Holding Co., Ltd. 4.50% 2023[1]		132	131
Bombardier, Inc. 7.50% 2024[1]		474	446
Bombardier, Inc. 7.50% 2025[1]		1,242	1,126
Bombardier, Inc. 7.125% 2026[1]		3,425	2,835
Bombardier, Inc. 7.875% 2027[1]		5,493	4,587
Bombardier, Inc. 6.00% 2028[1]		2,475	1,859
Bombardier, Inc. 7.45% 2034[1]		450	340
Builders FirstSource, Inc. 4.25% 2032[1]		1,230	939
BWX Technologies, Inc. 4.125% 2028[1]		740	660
BWX Technologies, Inc. 4.125% 2029[1]		1,005	884
Clarivate Science Holdings Corp. 3.875% 2028[1]		1,595	1,337
Clarivate Science Holdings Corp. 4.875% 2029[1]		1,265	1,042
Clean Harbors, Inc. 4.875% 2027[1]		766	702
CoreLogic, Inc. 4.50% 2028[1]		4,279	3,302
CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 8.188% 2029[2,3]		660	485
Covanta Holding Corp. 5.00% 2030		1,340	1,097
Covert Mergeco, Inc. 4.875% 2029[1]		1,295	1,055
Dun & Bradstreet Corp. 5.00% 2029[1]		1,585	1,371
Garda World Security Corp. 6.00% 2029[1]		150	115
GFL Environmental, Inc. 3.50% 2028[1]		1,390	1,194
Global Infrastructure Solutions, Inc. 5.625% 2029[1]		500	391
Gol Finance SA 8.00% 2026		200	133
Harsco Corp. 5.75% 2027[1]		700	561
Herc Holdings, Inc. 5.50% 2027[1]		200	183
Howmet Aerospace, Inc. 5.95% 2037		150	142
Icahn Enterprises Finance Corp. 4.75% 2024		1,080	1,011
JELD-WEN Holding, Inc. 4.875% 2027[1]		543	424
Labl Escrow Issuer, LLC 6.75% 2026[1]		450	406
Labl Escrow Issuer, LLC 10.50% 2027[1]		1,170	1,019
LSC Communications, Inc. 8.75% 2023[1,4,7,8]		8,933	87
LSC Communications, Inc., Term Loan B, (USD Prime Rate + 4.50%) 7.75% 2022[2,3,4,7,8]		301	3
Masonite International Corp. 3.50% 2030[1]		530	423
MasTec, Inc. 4.50% 2028[1]		460	414
Maxar Technologies, Inc. 7.75% 2027[1]		345	342
Meritor, Inc. 4.50% 2028[1]		210	202
Mueller Water Products, Inc. 4.00% 2029[1]		275	240
Nielsen Finance, LLC and Nielsen Finance Co. 5.625% 2028[1]		250	233
Nielsen Finance, LLC and Nielsen Finance Co. 5.875% 2030[1]		1,100	1,012
Nielsen Finance, LLC and Nielsen Finance Co. 4.75% 2031[1]		511	460
Park River Holdings, Inc. 5.625% 2029[1]		775	484
PGT Innovations, Inc. 4.375% 2029[1]		1,125	889
Pitney Bowes, Inc. 6.875% 2027[1]		600	477
PM General Purchaser, LLC 9.50% 2028[1]		2,198	1,779
Prime Security Services Borrower, LLC 3.375% 2027[1]		475	393
Prime Security Services Borrower, LLC 6.25% 2028[1]		627	526
R.R. Donnelley & Sons Co. 6.125% 2026[1]		375	351
Roller Bearing Company of America, Inc. 4.375% 2029[1]		170	145
Sensata Technologies, Inc. 3.75% 2031[1]		500	402
SkyMiles IP, Ltd. 4.75% 2028[1]		1,715	1,621

212	American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
SRS Distribution, Inc. 4.625% 2028[1]	USD	480	$421
Stericycle, Inc. 5.375% 2024[1]		1,135	1,098
Stericycle, Inc. 3.875% 2029[1]		1,360	1,114
The Brink’s Co. 4.625% 2027[1]		719	640
Titan International, Inc. 7.00% 2028		750	706
TransDigm, Inc. 6.25% 2026[1]		1,638	1,584
TransDigm, Inc. 6.375% 2026		240	225
TransDigm, Inc. 6.875% 2026		460	430
TransDigm, Inc. 5.50% 2027		855	728
TransDigm, Inc. 4.625% 2029		155	125
TransDigm, Inc. 4.875% 2029		450	367
Triumph Group, Inc. 6.25% 2024[1]		4,172	3,727
Triumph Group, Inc. 8.875% 2024[1]		536	541
Triumph Group, Inc. 7.75% 2025[1]		1,140	879
Uber Technologies, Inc. 8.00% 2026[1]		498	497
United Airlines Holdings, Inc. 6.50% 2027[1]		3,795	3,741
United Airlines, Inc. 4.375% 2026[1]		480	425
United Airlines, Inc. 4.625% 2029[1]		660	562
United Rentals, Inc. 4.875% 2028		680	644
United Rentals, Inc. 3.875% 2031		525	444
United Rentals, Inc. 3.75% 2032		450	370
Vertical Holdco GMBH 7.625% 2028[1]		835	751
Vertical U.S. Newco, Inc. 5.25% 2027[1]		2,055	1,836
WESCO Distribution, Inc. 7.125% 2025[1]		675	675
WESCO Distribution, Inc. 7.25% 2028[1]		735	729
Western Global Airlines, LLC 10.375% 2025[1]		475	458
XPO Logistics, Inc. 6.25% 2025[1]		136	135
			73,554

Financials 7.21%
Advisor Group Holdings, LLC 6.25% 2028[1]		2,191	1,915
AG Merger Sub II, Inc. 10.75% 2027[1]		3,800	3,763
Alliant Holdings Intermediate, LLC 6.75% 2027[1]		1,741	1,549
Alliant Holdings Intermediate, LLC / Alliant Holdings 4.25% 2027[1]		890	771
Alliant Holdings Intermediate, LLC / Alliant Holdings 5.875% 2029[1]		1,560	1,297
AmWINS Group, Inc. 4.875% 2029[1]		1,260	1,033
Aretec Escrow Issuer, Inc. 7.50% 2029[1]		2,375	2,028
Ascensus, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.50% 2029[2,3]		1,245	1,153
AssuredPartners, Inc. 8.00% 2027[1]		437	410
AssuredPartners, Inc. 5.625% 2029[1]		365	293
BroadStreet Partners, Inc. 5.875% 2029[1]		575	451
Castlelake Aviation Finance DAC 5.00% 2027[1]		1,840	1,531
Coinbase Global, Inc. 3.375% 2028[1]		1,875	1,186
Coinbase Global, Inc. 3.625% 2031[1]		1,545	872
Compass Diversified Holdings 5.25% 2029[1]		4,005	3,313
Compass Diversified Holdings 5.00% 2032[1]		1,330	1,031
Credit Acceptance Corp. 5.125% 2024[1]		325	307
Digital Currency Group, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.00% 2026[2,3,7,8]		947	838
Digital Currency Group, Inc., Term Loan, 8.75% 2026[2,7,8]		1,263	1,074
FS Energy and Power Fund 7.50% 2023[1]		2,784	2,795
Hightower Holding, LLC 6.75% 2029[1]		905	682
HUB International, Ltd. 7.00% 2026[1]		2,310	2,177
HUB International, Ltd. 5.625% 2029[1]		240	199
Icahn Enterprises Finance Corp. 5.25% 2027		277	246
Icahn Enterprises Finance Corp. 4.375% 2029		675	547
Iron Mountain Information Management Services, Inc. 5.00% 2032[1]		725	587
Ladder Capital Corp. 4.25% 2027[1]		1,429	1,156
LPL Holdings, Inc. 4.625% 2027[1]		1,592	1,489
LPL Holdings, Inc. 4.00% 2029[1]		1,370	1,174

American Funds Insurance Series	213

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
LPL Holdings, Inc. 4.375% 2031[1]	USD	1,135	$972
MGIC Investment Corp. 5.25% 2028		525	471
MidCap Financial Issuer Trust 6.50% 2028[1]		750	647
MSCI, Inc. 4.00% 2029[1]		900	800
MSCI, Inc. 3.625% 2030[1]		66	55
MSCI, Inc. 3.625% 2031[1]		1,325	1,093
MSCI, Inc. 3.875% 2031[1]		1,450	1,244
MSCI, Inc. 3.25% 2033[1]		945	755
National Financial Partners Corp. 6.875% 2028[1]		739	612
Navient Corp. 5.50% 2023		1,429	1,419
Navient Corp. 5.875% 2024		1,450	1,335
Navient Corp. 6.125% 2024		1,147	1,090
Navient Corp. 6.75% 2025		550	497
Navient Corp. 6.75% 2026		400	355
Navient Corp. 5.00% 2027		2,883	2,375
Navient Corp. 4.875% 2028		320	251
Navient Corp. 5.50% 2029		2,280	1,761
Navient Corp. 5.625% 2033		1,778	1,237
Onemain Finance Corp. 3.875% 2028		206	158
OneMain Holdings, Inc. 7.125% 2026		1,335	1,237
Owl Rock Capital Corp. 3.75% 2025		600	556
Owl Rock Capital Corp. 3.40% 2026		290	255
Owl Rock Capital Corp. II 4.625% 2024[1]		450	428
Owl Rock Capital Corp. III 3.125% 2027[1]		600	513
Owl Rock Core Income Corp. 4.70% 2027[1]		800	730
Oxford Finance, LLC / Oxford Finance Co-Issuer II, Inc. 6.375% 2027[1]		1,893	1,816
Quicken Loans, LLC 3.625% 2029[1]		455	359
Rocket Mortgage / Rocket Mortgage Co-Issuer, Inc. 2.875% 2026[1]		520	431
Ryan Specialty Group, LLC 4.375% 2030[1]		725	632
Springleaf Finance Corp. 6.125% 2024		367	351
Springleaf Finance Corp. 6.625% 2028		340	304
Springleaf Finance Corp. 5.375% 2029		183	149
Starwood Property Trust, Inc. 4.375% 2027[1]		570	496
			61,251

Information technology 4.88%
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.489% 2025[2,3]		3,674	3,181
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.506% 2025[2,3]		822	797
Avaya, Inc. 6.125% 2028[1]		490	321
Black Knight, Inc. 3.625% 2028[1]		410	356
BMC Software, Inc. 7.125% 2025[1]		180	173
BMC Software, Inc. 9.125% 2026[1]		240	225
BMC Software, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.128% 2026[2,3]		1,220	1,136
Booz Allen Hamilton, Inc. 3.875% 2028[1]		1,765	1,565
Booz Allen Hamilton, Inc. 4.00% 2029[1]		880	769
CA Magnum Holdings 5.375% 2026[1]		220	191
CDK Global, Inc. 7.25% 2029[1]		1,550	1,494
Ciena Corp. 4.00% 2030[1]		440	380
CommScope Finance, LLC 6.00% 2026[1]		430	397
CommScope Finance, LLC 8.25% 2027[1]		310	246
CommScope Technologies, LLC 6.00% 2025[1]		380	329
CommScope Technologies, LLC 5.00% 2027[1]		220	163
Condor Merger Sub, Inc. 7.375% 2030[1]		850	693
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 4.00% 2023[2,3]		1,631	1,384
Diebold Nixdorf, Inc. 9.375% 2025[1]		7,304	5,116
Diebold, Inc. 8.50% 2024		1,301	678
Elastic NV 4.125% 2029[1]		350	293
Entegris Escrow Corp. 4.75% 2029[1]		790	737
Fair Isaac Corp. 4.00% 2028[1]		1,695	1,505
Gartner, Inc. 4.50% 2028[1]		2,098	1,930

214	American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
Gartner, Inc. 3.75% 2030[1]	USD	450	$384
GoDaddy Operating Co. 5.25% 2027[1]		390	358
GoDaddy Operating Co. 3.50% 2029[1]		210	177
Imola Merger Corp. 4.75% 2029[1]		300	252
MicroStrategy, Inc. 6.125% 2028[1]		385	307
MoneyGram International, Inc. 5.375% 2026[1]		1,575	1,502
NCR Corp. 5.00% 2028[1]		315	268
NCR Corp. 5.125% 2029[1]		3,409	2,890
NCR Corp. 5.25% 2030[1]		116	100
Rocket Software, Inc. 6.50% 2029[1]		785	569
Sabre GLBL, Inc. 7.375% 2025[1]		48	45
Sabre Holdings Corp. 9.25% 2025[1]		338	326
Square, Inc. 2.75% 2026[1]		2,125	1,891
Square, Inc. 3.50% 2031[1]		1,675	1,338
Synaptics, Inc. 4.00% 2029[1]		375	305
UKG, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.212% 2026[2,3]		468	441
UKG, Inc., Term Loan, (3-month USD-LIBOR + 5.25%) 6.212% 2027[2,3]		2,545	2,364
Unisys Corp. 6.875% 2027[1]		1,795	1,570
VeriSign, Inc. 5.25% 2025		132	133
Veritas Holdings, Ltd. 7.50% 2025[1]		1,481	1,114
Viavi Solutions, Inc. 3.75% 2029[1]		230	193
Xerox Corp. 5.00% 2025[1]		570	531
Xerox Corp. 5.50% 2028[1]		435	364
			41,481

Consumer staples 3.89%
Albertsons Companies, Inc. 4.625% 2027[1]		1,060	949
Albertsons Companies, Inc. 5.875% 2028[1]		190	178
Albertsons Companies, Inc. 3.50% 2029[1]		2,628	2,135
Albertsons Companies, Inc. 4.875% 2030[1]		335	288
B&G Foods, Inc. 5.25% 2025		612	565
B&G Foods, Inc. 5.25% 2027		1,428	1,237
Central Garden & Pet Co. 4.125% 2030		1,060	871
Central Garden & Pet Co. 4.125% 2031[1]		1,005	808
Coty, Inc. 5.00% 2026[1]		700	643
Coty, Inc. 6.50% 2026[1]		320	296
Coty, Inc. 4.75% 2029[1]		875	753
Darling Ingredients, Inc. 5.25% 2027[1]		689	668
Darling Ingredients, Inc. 6.00% 2030[1]		950	948
Edgewell Personal Care Co. 5.50% 2028[1]		275	251
Energizer Holdings, Inc. 4.375% 2029[1]		545	419
Ingles Markets, Inc. 4.00% 2031[1]		345	299
Kraft Heinz Company 3.875% 2027		375	363
Kraft Heinz Company 4.375% 2046		646	539
Kraft Heinz Company 5.50% 2050		440	423
Kronos Acquisition Holdings, Inc. 5.00% 2026[1]		1,816	1,555
Kronos Acquisition Holdings, Inc. 7.00% 2027[1]		2,890	2,171
Lamb Weston Holdings, Inc. 4.875% 2028[1]		260	245
Lamb Weston Holdings, Inc. 4.125% 2030[1]		2,500	2,171
Lamb Weston Holdings, Inc. 4.375% 2032[1]		810	706
Nestle Skin Health SA, Term Loan B3, (3-month USD-LIBOR + 3.75%) 6.00% 2026[2,3]		788	732
Performance Food Group, Inc. 5.50% 2027[1]		570	529
Performance Food Group, Inc. 4.25% 2029[1]		483	404
Pilgrim’s Pride Corp. 5.875% 2027[1]		720	691
Post Holdings, Inc. 5.625% 2028[1]		1,449	1,379
Post Holdings, Inc. 5.50% 2029[1]		811	727
Post Holdings, Inc. 4.625% 2030[1]		3,355	2,837
Post Holdings, Inc. 4.50% 2031[1]		1,350	1,108
Prestige Brands International, Inc. 5.125% 2028[1]		103	96

American Funds Insurance Series	215

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Prestige Brands International, Inc. 3.75% 2031[1]	USD	1,275	$1,059
Simmons Foods, Inc. 4.625% 2029[1]		993	841
TreeHouse Foods, Inc. 4.00% 2028		1,415	1,155
United Natural Foods, Inc. 6.75% 2028[1]		1,700	1,591
US Foods, Inc. 4.625% 2030[1]		460	388
			33,018

Utilities 3.26%
AmeriGas Partners LP 5.875% 2026		275	257
AmeriGas Partners LP 5.75% 2027		392	359
Calpine Corp. 4.50% 2028[1]		150	136
Calpine Corp. 5.125% 2028[1]		518	457
Calpine Corp. 3.75% 2031[1]		500	408
DPL, Inc. 4.125% 2025		765	708
Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[6]		1,155	1,119
FirstEnergy Corp. 2.25% 2030		980	778
FirstEnergy Corp. 2.65% 2030		624	516
FirstEnergy Corp. 7.375% 2031		337	379
FirstEnergy Corp. 3.40% 2050		470	320
FirstEnergy Corp., Series C, 5.35% 2047[6]		475	402
FirstEnergy Transmission, LLC 2.866% 2028[1]		325	275
FirstEnergy Transmission, LLC 4.55% 2049[1]		100	81
NextEra Energy Partners LP 4.25% 2024[1]		122	117
NGL Energy Partners LP 7.50% 2026		650	487
NRG Energy, Inc. 3.625% 2031[1]		1,130	888
Pacific Gas and Electric Co. 4.55% 2030		623	554
Pacific Gas and Electric Co. 3.95% 2047		500	347
Pacific Gas and Electric Co. 3.50% 2050		400	268
PG&E Corp. 5.00% 2028		3,205	2,713
PG&E Corp. 5.25% 2030		3,040	2,507
PG&E Corp., Term Loan, (3-month USD-LIBOR + 3.00%) 4.688% 2025[2,3]		250	236
Talen Energy Corp. 10.50% 2026[1]		2,987	1,941
Talen Energy Corp. 7.25% 2027[1,4]		4,699	4,634
Talen Energy Corp. 6.625% 2028[1]		130	126
Talen Energy Corp., Term Loan, (3-month USD CME Term SOFR + 4.75%) 5.949% 2023[2,3]		3,085	3,058
Talen Energy Corp., Term Loan B, (3-month USD-LIBOR + 3.75%) 5.416% 2026[2,3,4]		500	480
Talen Energy Supply, LLC 7.625% 2028[1,4]		489	480
Targa Resources Partners LP 4.00% 2032		550	472
Venture Global Calcasieu Pass, LLC 3.875% 2029[1]		1,190	1,044
Vistra Operations Co., LLC 3.55% 2024[1]		231	223
Vistra Operations Co., LLC 5.625% 2027[1]		970	914
			27,684

Real estate 2.98%
Brookfield Property REIT, Inc. 5.75% 2026[1]		2,284	2,091
Diversified Healthcare Trust 4.375% 2031		560	382
Forestar Group, Inc. 3.85% 2026[1]		465	383
Forestar Group, Inc. 5.00% 2028[1]		92	75
Howard Hughes Corp. 5.375% 2028[1]		1,447	1,215
Howard Hughes Corp. 4.125% 2029[1]		2,043	1,579
Howard Hughes Corp. 4.375% 2031[1]		2,218	1,645
Iron Mountain, Inc. 4.875% 2027[1]		1,616	1,465
Iron Mountain, Inc. 5.00% 2028[1]		367	326
Iron Mountain, Inc. 5.25% 2028[1]		1,214	1,092
Iron Mountain, Inc. 5.25% 2030[1]		2,680	2,335
Iron Mountain, Inc. 4.50% 2031[1]		950	779
Kennedy-Wilson Holdings, Inc. 4.75% 2029		2,505	2,033
Kennedy-Wilson Holdings, Inc. 4.75% 2030		2,315	1,815

216	American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
Kennedy-Wilson Holdings, Inc. 5.00% 2031	USD	2,265	$1,759
Ladder Capital Corp. 5.25% 2025[1]		740	671
Ladder Capital Corp. 4.75% 2029[1]		100	77
Medical Properties Trust, Inc. 5.00% 2027		638	585
Medical Properties Trust, Inc. 3.50% 2031		239	189
Park Intermediate Holdings, LLC 4.875% 2029[1]		820	705
Realogy Corp. 5.75% 2029[1]		2,028	1,541
Realogy Corp. 5.25% 2030[1]		922	685
RHP Hotel Properties LP / RHP Finance Corp. 4.50% 2029[1]		535	455
RLJ Lodging Trust, LP 4.00% 2029[1]		800	659
WeWork Companies, LLC 5.00% 2025[1]		1,170	757
			25,298

Total corporate bonds, notes & loans			767,210

Mortgage-backed obligations 0.07%
Collateralized mortgage-backed obligations 0.07%
Treehouse Park Improvement Association No.1 - Anleihen 9.75% 2033[1,7,8]		712	631

Asset-backed obligations 0.02%
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class C, 6.50% 2041[1,9]		248	129

Total bonds, notes & other debt instruments (cost: $894,827,000)			767,970

Convertible bonds & notes 0.06%
Communication services 0.05%
DISH DBS Corp., convertible notes, 3.375% 2026		635	430

Energy 0.01%
Mesquite Energy, Inc., convertible notes, 13.14% Cash 2023[1,5,7,8]		79	79

Total convertible bonds & notes (cost: $719,000)			509

Convertible stocks 0.09%		Shares
Financials 0.05%
2020 Cash Mandatory Exchangeable Trust, convertible preferred shares, 5.25% 2023[1]		411	473

Utilities 0.04%
PG&E Corp., convertible preferred units, 5.50% 2023		3,350	320

Total convertible stocks (cost: $677,000)			793

Common stocks 4.61%
Health care 2.42%
Rotech Healthcare, Inc.[7,8,10,11]		201,793	20,582

Energy 1.43%
Chesapeake Energy Corp.		51,857	4,206
Oasis Petroleum, Inc.		21,768	2,648
Ascent Resources - Utica, LLC, Class A7,8,10,11		6,297,894	1,700
Denbury, Inc.[10]		22,380	1,343
Weatherford International[10]		40,159	850
California Resources Corp.		17,202	662

American Funds Insurance Series	217

American High-Income Trust (continued)

Common stocks (continued)	Shares	Value (000)
Energy (continued)
Diamond Offshore Drilling, Inc.[10]	82,188	$484
Diamond Offshore Drilling, Inc.[1,10]	28,784	170
McDermott International, Ltd.[7,8,10]	107,875	62
Mesquite Energy, Inc.[7,8,10]	3,558	21
Bighorn Permian Resources, LLC[7,8,10]	2,894	15
Constellation Oil Services Holding SA, Class B-1[7,8,10]	3,449,949	—	[12]
		12,161

Consumer discretionary 0.34%
NMG Parent, LLC[10]	9,965	1,794
MYT Holding Co., Class B7,8,10	608,846	1,065
		2,859

Financials 0.32%
Jonah Energy Parent, LLC[7,8]	38,716	2,485
Navient Corp.	20,000	280
		2,765

Information technology 0.05%
MoneyGram International, Inc.[10]	41,400	414

Communication services 0.05%
Intelsat SA7,8,10	8,164	220
iHeartMedia, Inc., Class A10	22,639	179
		399

Total common stocks (cost: $15,065,000)		39,180

Preferred securities 0.31%
Consumer discretionary 0.27%
MYT Holdings, LLC, Series A, preferred shares, 10.00% 2029[10]	2,095,904	2,295

Industrials 0.04%
ACR III LSC Holdings, LLC, Series B, preferred shares[1,7,8,10]	1,022	326

Total preferred securities (cost: $2,933,000)		2,621

Rights & warrants 0.19%
Consumer discretionary 0.15%
NMG Parent, LLC, warrants, expire 2027[7,10]	27,111	1,293

Energy 0.04%
Chesapeake Energy Corp., Class B, warrants, expire 2026[10]	2,867	162
Chesapeake Energy Corp., Class A, warrants, expire 2026[10]	1,440	96
Chesapeake Energy Corp., Class C, warrants, expire 2026[10]	1,102	58
		316

Communication services 0.00%
Intelsat Jackson Holdings SA (CVR), Series A7,8,10	855	4
Intelsat Jackson Holdings SA (CVR), Series B7,8,10	855	3
		7

Total rights & warrants (cost: $699,000)		1,616

218	American Funds Insurance Series

American High-Income Trust (continued)

Short-term securities 2.60%	Shares	Value (000)
Money market investments 2.60%
Capital Group Central Cash Fund 1.38%[13,14]	220,640	$22,060

Total short-term securities (cost: $22,062,000)		22,060
Total investment securities 98.22% (cost: $936,982,000)		834,749
Other assets less liabilities 1.78%		15,127

Net assets 100.00%		$849,876

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation at 6/30/2022 (000)
5 Year U.S. Treasury Note Futures	Short	21	September 2022	USD (2,357)	$18
10 Year U.S. Treasury Note Futures	Short	17	September 2022	(2,015)	27
30 Year Ultra U.S. Treasury Bond Futures	Short	6	September 2022	(926)	28
					$73

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2022 (000)	Upfront premium paid (000)	Unrealized appreciation at 6/30/2022 (000)
CDX.NA.HY.38	5.00%	Quarterly	6/20/2027	USD 14,167	$427	$6	$421

Investments in affiliates14

	Value of affiliate at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliate at 6/30/2022 (000)	Dividend income (000)
Short-term securities 2.60%
Money market investments 2.60%
Capital Group Central Cash Fund 1.38%[13]	$17,238	$130,229	$125,397	$(4)	$(6)	$22,060	$68

Private placement securities11

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.	9/26/2013	$4,331	$20,582	2.42%
Ascent Resources - Utica, LLC, Class A	11/15/2016	302	1,700	.20
Total		$4,633	$22,282	2.62%

American Funds Insurance Series	219

American High-Income Trust (continued)

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $566,024,000, which represented 66.60% of the net assets of the fund.
[2]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $25,280,000, which represented 2.97% of the net assets of the fund.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[4]	Scheduled interest and/or principal payment was not received.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[6]	Step bond; coupon rate may change at a later date.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $32,316,000, which represented 3.80% of the net assets of the fund.
[8]	Value determined using significant unobservable inputs.
[9]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[10]	Security did not produce income during the last 12 months.
[11]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.
[12]	Amount less than one thousand.
[13]	Rate represents the seven-day yield at 6/30/2022.
[14]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviations

CME = CME Group

CVR = Contingent Value Rights

DAC = Designated Activity Company

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

SOFR = Secured Overnight Financing Rate

USD = U.S. dollars

Refer to the notes to financial statements.

220	American Funds Insurance Series

American Funds Mortgage Fund
Investment portfolio June 30, 2022	unaudited

Bonds, notes & other debt instruments 94.57%	Principal amount (000)			Value (000)
Mortgage-backed obligations 74.15%
Federal agency mortgage-backed obligations 70.07%
Fannie Mae Pool #695412 5.00% 2033[1]	USD	—	[2]	$—	[2]
Fannie Mae Pool #AD3566 5.00% 2035[1]		2		2
Fannie Mae Pool #256583 5.00% 2036[1]		33		33
Fannie Mae Pool #AC0794 5.00% 2039[1]		5		5
Fannie Mae Pool #931768 5.00% 2039[1]		1		2
Fannie Mae Pool #932606 5.00% 2040[1]		3		3
Fannie Mae Pool #MA4501 2.00% 2041[1]		386		345
Fannie Mae Pool #MA4387 2.00% 2041[1]		20		18
Fannie Mae Pool #AJ1873 4.00% 2041[1]		7		7
Fannie Mae Pool #AE1248 5.00% 2041[1]		9		9
Fannie Mae Pool #AE1274 5.00% 2041[1]		7		7
Fannie Mae Pool #AE1277 5.00% 2041[1]		5		5
Fannie Mae Pool #AE1283 5.00% 2041[1]		2		3
Fannie Mae Pool #MA4540 2.00% 2042[1]		552		493
Fannie Mae Pool #MA4570 2.00% 2042[1]		125		111
Fannie Mae Pool #AE1290 5.00% 2042[1]		5		6
Fannie Mae Pool #AT0300 3.50% 2043[1]		2		2
Fannie Mae Pool #AT3954 3.50% 2043[1]		2		2
Fannie Mae Pool #AY1829 3.50% 2044[1]		2		2
Fannie Mae Pool #BJ5015 4.00% 2047[1]		42		42
Fannie Mae Pool #BH3122 4.00% 2047[1]		1		1
Fannie Mae Pool #BK6840 4.00% 2048[1]		28		28
Fannie Mae Pool #BK5232 4.00% 2048[1]		21		21
Fannie Mae Pool #BK9743 4.00% 2048[1]		8		8
Fannie Mae Pool #BK9761 4.50% 2048[1]		5		5
Fannie Mae Pool #CA5496 3.00% 2050[1,3]		1,287		1,212
Fannie Mae Pool #FM9492 2.50% 2051[1]		484		438
Fannie Mae Pool #FM9804 2.50% 2051[1]		262		238
Fannie Mae Pool #FM9694 2.50% 2051[1]		241		219
Fannie Mae Pool #FM7687 3.00% 2051[1]		295		277
Fannie Mae Pool #CB0041 3.00% 2051[1]		220		208
Fannie Mae Pool #FM9976 3.00% 2051[1]		105		99
Fannie Mae Pool #CB2544 3.00% 2052[1]		294		275
Fannie Mae Pool #BF0379 3.50% 2059[1]		156		152
Fannie Mae Pool #BF0497 3.00% 2060[1]		56		53
Fannie Mae Pool #BF0481 3.50% 2060[1]		188		183
Freddie Mac Pool #A18781 5.00% 2034[1,3]		655		689
Freddie Mac Pool #RB5138 2.00% 2041[1]		106		95
Freddie Mac Pool #RB5148 2.00% 2042[1]		617		547
Freddie Mac Pool #RB5145 2.00% 2042[1]		98		87
Freddie Mac Pool #Q15874 4.00% 2043[1]		1		1
Freddie Mac Pool #760014 2.797% 2045[1,4]		383		381
Freddie Mac Pool #760012 3.113% 2045[1,4]		40		40
Freddie Mac Pool #760013 3.202% 2045[1,4]		25		25
Freddie Mac Pool #760015 2.557% 2047[1,4]		70		69
Freddie Mac Pool #Q52069 3.50% 2047[1]		32		31
Freddie Mac Pool #Q47615 3.50% 2047[1]		19		18
Freddie Mac Pool #Q56599 4.00% 2048[1]		32		32
Freddie Mac Pool #Q55971 4.00% 2048[1]		22		22
Freddie Mac Pool #Q56175 4.00% 2048[1]		19		19
Freddie Mac Pool #Q55970 4.00% 2048[1]		11		11
Freddie Mac Pool #Q58411 4.50% 2048[1]		58		60
Freddie Mac Pool #Q58436 4.50% 2048[1]		31		32
Freddie Mac Pool #Q58378 4.50% 2048[1]		21		21
Freddie Mac Pool #RA1339 3.00% 2049[1,3]		1,580		1,482
Freddie Mac Pool #QA2748 3.50% 2049[1]		21		21
Freddie Mac Pool #SD7550 3.00% 2052[1]		425		401
Freddie Mac Pool #SD0873 3.50% 2052[1,3]		1,280		1,249
Freddie Mac, Series K749, Class A2, Multi Family, 2.12% 2029[1]		131		120
Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 2032[1]		275		246
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 2032[1]		100		90

American Funds Insurance Series	221

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[1]	USD	224	$219
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[1,4]		166	162
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[1,4]		143	139
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[1]		105	101
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[1]		117	111
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[1,4]		102	99
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[1]		160	158
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 2058[1]		32	31
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[1]		19	19
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[1]		331	328
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[1]		15	15
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 2032[1]		494	488
Government National Mortgage Assn. 2.00% 2052[1,5]		175	155
Government National Mortgage Assn. 2.50% 2052[1,5]		407	373
Government National Mortgage Assn. 3.00% 2052[1,5]		3,033	2,860
Government National Mortgage Assn. 3.50% 2052[1,5]		378	366
Government National Mortgage Assn. 4.00% 2052[1,5]		183	182
Government National Mortgage Assn. 4.00% 2052[1,5]		156	156
Government National Mortgage Assn. 4.50% 2052[1,5]		3,527	3,566
Government National Mortgage Assn. 5.00% 2052[1,5]		8,570	8,751
Government National Mortgage Assn. 5.00% 2052[1,5]		425	436
Government National Mortgage Assn. Pool #AH5894 3.75% 2034[1]		713	728
Government National Mortgage Assn. Pool #AD0028 3.75% 2038[1]		551	550
Government National Mortgage Assn. Pool #AH5897 3.75% 2039[1]		535	534
Government National Mortgage Assn. Pool #004410 4.00% 2039[1]		56	54
Government National Mortgage Assn. Pool #783690 6.00% 2039[1]		92	101
Government National Mortgage Assn. Pool #004823 4.00% 2040[1]		84	82
Government National Mortgage Assn. Pool #005142 4.50% 2041[1]		12	12
Government National Mortgage Assn. Pool #005104 5.00% 2041[1]		172	178
Government National Mortgage Assn. Pool #005165 6.50% 2041[1]		84	87
Government National Mortgage Assn. Pool #MA0366 3.50% 2042[1]		201	190
Government National Mortgage Assn. Pool #AA5326 3.50% 2042[1]		135	131
Government National Mortgage Assn. Pool #AD4360 3.50% 2043[1]		92	91
Government National Mortgage Assn. Pool #AF0140 3.50% 2043[1]		60	59
Government National Mortgage Assn. Pool #AH5884 4.25% 2044[1]		1,123	1,135
Government National Mortgage Assn. Pool #AO0409 4.62% 2065[1]		150	150
Government National Mortgage Assn. Pool #AO0461 4.632% 2065[1]		76	77
Government National Mortgage Assn. Pool #AN1825 4.633% 2065[1]		254	255
Government National Mortgage Assn. Pool #AO0385 4.494% 2066[1]		571	574
Government National Mortgage Assn. Pool #725897 5.20% 2066[1]		1	1
Uniform Mortgage-Backed Security 2.00% 2052[1,5]		2,322	2,013
Uniform Mortgage-Backed Security 2.50% 2052[1,5]		2,106	1,892
Uniform Mortgage-Backed Security 3.50% 2052[1,5]		4,633	4,451
Uniform Mortgage-Backed Security 4.00% 2052[1,5]		12,411	12,201
Uniform Mortgage-Backed Security 4.50% 2052[1,5]		5,220	5,230

222	American Funds Insurance Series

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Uniform Mortgage-Backed Security 4.50% 2052[1,5]	USD	245	$245
Uniform Mortgage-Backed Security 5.00% 2052[1,5]		4,635	4,719
Uniform Mortgage-Backed Security 5.00% 2052[1,5]		440	447
			65,205

Collateralized mortgage-backed obligations (privately originated) 2.37%
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[1,4,6]		101	100
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 2031[1,4,6]		106	104
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[1,4,6]		357	351
CIM Trust, Series 2022-R2, Class A1, 3.75% 2061[1,4,6]		196	190
COLT Funding, LLC, Series 2021-5, Class A1, 1.726% 2066[1,4,6]		91	83
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[1,4,6]		171	161
GCAT, Series 2021-NQM6, Class A1, 1.855% 2066[1,4,6]		107	98
GS Mortgage-Backed Securities Trust, Series 2022-PJ5, Class A4, 2.50% 2052[1,4,6]		217	189
Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 2.424% 2053[1,4,6]		27	27
Mello Warehouse Securitization Trust, Series 2021-2, Class A, (1-month USD-LIBOR + 0.75%) 2.374% 2055[1,4,6]		210	207
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 2.474% 2055[1,4,6]		175	170
Mill City Mortgage Trust, Series 15-1, Class M2, 3.631% 2056[1,4,6]		60	60
Onslow Bay Financial Mortgage Loan Trust, Series 2022-J1, Class A2, 2.50% 2052[1,4,6]		141	121
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 2031[1,4,6]		128	123
Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 2055[1,4,6]		100	99
Towd Point Mortgage Trust, Series 2015-4, Class M1, 3.75% 2055[1,4,6]		45	45
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[1,4,6]		61	61
Towd Point Mortgage Trust, Series 2017-5, Class A1, 2.224% 2057[1,4,6]		13	13
			2,202

Commercial mortgage-backed securities 1.71%
Boca Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.767%) 2.27% 2039[1,4,6]		100	98
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.11%) 2.865% 2027[1,4,6]		100	99
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 2.024% 2036[1,4,6]		100	97
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 2.223% 2036[1,4,6]		606	571
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 2.374% 2038[1,4,6]		475	458
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 2.125% 2026[1,4,6]		273	266
			1,589

Total mortgage-backed obligations			68,996

U.S. Treasury bonds & notes 15.26%
U.S. Treasury inflation-protected securities 9.74%
U.S. Treasury Inflation-Protected Security 0.125% 2023[7]		693	705
U.S. Treasury Inflation-Protected Security 0.375% 2023[7]		643	654
U.S. Treasury Inflation-Protected Security 0.625% 2023[7]		345	351
U.S. Treasury Inflation-Protected Security 0.125% 2024[7]		638	645
U.S. Treasury Inflation-Protected Security 0.125% 2024[7]		104	105
U.S. Treasury Inflation-Protected Security 0.50% 2024[7]		244	248
U.S. Treasury Inflation-Protected Security 0.625% 2024[3,7]		4,262	4,332
U.S. Treasury Inflation-Protected Security 0.125% 2025[7]		123	123
U.S. Treasury Inflation-Protected Security 0.125% 2026[7]		63	63

American Funds Insurance Series	223

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury inflation-protected securities (continued)
U.S. Treasury Inflation-Protected Security 0.125% 2031[7]	USD	1,166	$1,106
U.S. Treasury Inflation-Protected Security 0.75% 2042[7]		414	376
U.S. Treasury Inflation-Protected Security 1.00% 2049[7]		373	357
			9,065

U.S. Treasury 5.52%
U.S. Treasury 0.875% 2024		70	68
U.S. Treasury 1.125% 2028		1,102	991
U.S. Treasury 1.25% 2028		415	373
U.S. Treasury 1.50% 2028		150	136
U.S. Treasury 1.25% 2031		443	381
U.S. Treasury 1.875% 2032		10	9
U.S. Treasury 2.875% 2032		550	544
U.S. Treasury 1.875% 2041[3]		775	606
U.S. Treasury 2.375% 2042		750	633
U.S. Treasury 3.25% 2042		250	243
U.S. Treasury 1.625% 2050		620	434
U.S. Treasury 1.875% 2051		965	721
			5,139

Total U.S. Treasury bonds & notes			14,204

Asset-backed obligations 4.34%
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 2.478% 2030[1,4,6]		250	246
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 2033[1,6]		65	61
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 2034[1,6]		70	66
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 2060[1,6]		290	263
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 2061[1,6]		426	377
CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88% 2026[1,6]		93	92
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 2024[1,6]		16	16
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 2039[1,6]		100	98
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 2025[1,6]		86	81
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 2069[1,6]		129	118
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[1,6]		235	216
Navient Student Loan Trust, Series 2021-FA, Class A, 1.11% 2070[1,6]		215	189
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[1,6]		216	200
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[1,6]		784	728
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD-LIBOR + 0.74%) 2.335% 2062[1,4,6]		593	579
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[1,6]		530	463
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 2.124% 2030[1,4,6]		250	247
			4,040

Bonds & notes of governments & government agencies outside the U.S. 0.55%
CPPIB Capital, Inc. 0.875% 2026[6]		320	290
Ontario Teachers’ Finance Trust 0.875% 2026[6]		250	225
			515

Federal agency bonds & notes 0.27%
Fannie Mae 0.875% 2030		300	248

Total bonds, notes & other debt instruments (cost: $90,234,000)			88,003

224	American Funds Insurance Series

American Funds Mortgage Fund (continued)

Short-term securities 54.13%	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Federal agency bills & notes 23.46%
Fannie Mae 8/31/2022	1.200%	USD	4,000	$3,990
Federal Farm Credit Banks 8/18/2022	1.140		945	943
Federal Home Loan Bank 7/6/2022	1.360		4,000	3,999
Federal Home Loan Bank 7/13/2022	0.930		11,000	10,996
Federal Home Loan Bank 8/12/2022	1.650		900	899
Tennessee Valley Authority 7/6/2022	1.370		1,000	1,000
				21,827

Commercial paper 21.77%
Apple, Inc. 8/1/2022[6]	1.000		1,500	1,498
Atlantic Asset Securitization, LLC 7/1/2022[6]	1.560		500	500
BofA Securities, Inc. 8/29/2022[6]	2.000		800	797
BofA Securities, Inc. 9/6/2022[6]	1.543		1,200	1,195
Chariot Funding, LLC 8/10/2022[6]	1.650		1,000	998
CHARTA, LLC 9/8/2022[6]	1.600		2,000	1,992
Coca-Cola Co. 8/9/2022[6]	1.000		1,600	1,597
Eli Lilly and Co. 7/1/2022[6]	0.900		2,000	2,000
Henkel of America, Inc. 7/19/2022[6]	0.850		2,000	1,998
Honeywell International, Inc. 10/17/2022[6]	2.050		2,000	1,987
Linde, Inc. 7/6/2022	1.590		2,000	2,000
Paccar Financial Corp. 7/1/2022	0.950		200	200
Procter & Gamble Co. 7/11/2022[6]	0.780		2,000	1,999
Wal-Mart Stores, Inc. 7/25/2022[6]	1.543		1,000	999
Wal-Mart Stores, Inc. 8/8/2022[6]	1.650		500	499
				20,259

U.S. Treasury bills 8.90%
U.S. Treasury 8/16/2022	1.350		550	549
U.S. Treasury 8/18/2022	1.010		5,750	5,739
U.S. Treasury 8/23/2022	1.430		2,000	1,996
				8,284

Total short-term securities (cost: $50,383,000)				50,370
Total investment securities 148.70% (cost: $140,617,000)				138,373
Other assets less liabilities (48.70)%				(45,320)

Net assets 100.00%				$93,053

American Funds Insurance Series	225

American Funds Mortgage Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized appreciation (depreciation) at 6/30/2022 (000)
30 Day Federal Funds Futures	Long	42	September 2022	USD	17,105	$6
3 Month SOFR Futures	Short	12	June 2023		(2,899)	3
2 Year U.S. Treasury Note Futures	Short	28	September 2022		(5,880)	(12)
5 Year U.S. Treasury Note Futures	Long	77	September 2022		8,643	(27)
10 Year Ultra U.S. Treasury Note Futures	Long	60	September 2022		7,643	(73)
10 Year U.S. Treasury Note Futures	Long	12	September 2022		1,422	(17)
20 Year U.S. Treasury Bond Futures	Long	12	September 2022		1,664	31
30 Year Ultra U.S. Treasury Bond Futures	Long	1	September 2022		154	(5)
						$(94)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

								Upfront	Unrealized
Receive		Pay			Notional		Value at	premium	appreciation
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		6/30/2022 (000)	paid (000)	at 6/30/2022 (000)
3-month USD-LIBOR	Quarterly	0.81%	Semi-annual	7/28/2045	USD	1,800	$675	$5	$670

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $673,000, which represented .72% of the net assets of the fund.
[4]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[5]	Purchased on a TBA basis.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $26,405,000, which represented 28.38% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.

Key to abbreviations

Assn. = Association

CLO = Collateralized Loan Obligations

CME = CME Group

CMO = Collateralized Mortgage Obligations

LIBOR = London Interbank Offered Rate

SOFR = Secured Overnight Financing Rate

TBA = To be announced
USD = U.S. dollars

Refer to the notes to financial statements.

226	American Funds Insurance Series

Ultra-Short Bond Fund
Investment portfolio June 30, 2022	unaudited

Short-term securities 98.17%	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Commercial paper 69.40%
ANZ New Zealand (International), Ltd. 8/15/2022[1]	1.400%	USD	3,700	$3,691
Bank of Montreal 7/19/2022[1]	1.600		10,500	10,491
BofA Securities, Inc. 8/22/2022[1]	1.850		10,000	9,971
British Columbia (Province of) 7/20/2022	1.050		4,800	4,796
British Columbia (Province of) 8/22/2022	1.346		1,900	1,895
British Columbia (Province of) 8/25/2022	1.340		4,000	3,989
Caisse d’Amortissement de la Dette Sociale 7/13/2022	1.130		2,445	2,444
Caisse d’Amortissement de la Dette Sociale 8/30/2022	1.938		7,000	6,976
Chariot Funding, LLC 7/26/2022[1]	1.148		7,500	7,491
CRC Funding, LLC 9/12/2022[1]	1.570		10,300	10,255
DBS Bank, Ltd. 9/1/2022[1]	1.570		5,000	4,982
DBS Bank, Ltd. 9/22/2022[1]	2.220		4,000	3,979
DNB Bank ASA 7/8/2022[1]	1.165		4,000	3,999
EssilorLuxottica 9/22/2022[1]	2.200		4,100	4,081
Gotham Funding Corp. 7/15/2022[1]	1.080		8,300	8,294
Gotham Funding Corp. 8/30/2022[1]	1.520		3,000	2,990
Hydro-Québec 7/25/2022[1]	1.550		10,500	10,489
ING (U.S.) Funding, LLC 7/26/2022	1.120		7,000	6,992
KfW 8/23/2022[1]	1.950		9,200	9,174
Komatsu Finance America, Inc. 7/21/2022[1]	1.600		3,600	3,597
Liberty Street Funding, LLC 7/28/2022[1]	1.200		3,000	2,996
Liberty Street Funding, LLC 9/22/2022[1]	2.200		5,000	4,974
LMA-Americas, LLC 7/19/2022[1]	1.180		3,700	3,697
Longship Funding, LLC 7/6/2022[1]	1.180		6,000	5,998
Longship Funding, LLC 7/13/2022[1]	1.310		5,000	4,997
LVMH Moët Hennessy Louis Vuitton, Inc. 8/25/2022[1]	1.900		2,100	2,094
LVMH Moët Hennessy Louis Vuitton, Inc. 9/20/2022[1]	2.000		5,600	5,574
Mizuho Bank, Ltd. 7/18/2022[1]	0.995		10,000	9,992
Nederlandse Waterschapsbank NV 7/28/2022[1]	1.208		10,000	9,986
Nestlé Finance International, Ltd. 7/11/2022[1]	1.200		7,000	6,997
Nestlé Finance International, Ltd. 8/31/2022[1]	1.383		4,100	4,089
Novartis Finance Corp. 7/22/2022[1]	1.590		8,000	7,992
Oesterreich Kontrollbank 7/18/2022	1.600		5,800	5,795
Oesterreich Kontrollbank 8/29/2022	1.909		5,000	4,984
Old Line Funding, LLC 7/6/2022[1]	0.870		10,000	9,997
Siemens Capital Co., LLC 7/1/2022[1]	1.560		5,000	5,000
Siemens Capital Co., LLC 7/11/2022[1]	0.810		4,900	4,898
Sumitomo Mitsui Banking Corp. 7/27/2022[1]	1.600		5,000	4,994
Sumitomo Mitsui Trust Bank, Ltd. 8/5/2022[1]	1.750		8,000	7,986
Sumitomo Mitsui Trust Bank, Ltd. 8/26/2022[1]	1.475		2,800	2,791
Swedish Export Credit Corp. 8/8/2022	1.250		10,000	9,982
TotalEnergies Capital Canada, Ltd. 7/1/2022[1]	1.640		11,000	11,000
Toyota Industries Commercial Finance, Inc. 7/26/2022[1]	1.120		7,900	7,891
Toyota Industries Commercial Finance, Inc. 9/6/2022[1]	1.500		3,000	2,989
Toyota Motor Credit Corp. 7/18/2022	1.240		5,000	4,996
United Overseas Bank, Ltd. 7/12/2022[1]	1.120		10,000	9,995
Wal-Mart Stores, Inc. 8/1/2022[1]	1.630		11,000	10,984
				294,244

Federal agency bills & notes 17.61%
Federal Home Loan Bank 7/13/2022	0.861		21,600	21,592
Federal Home Loan Bank 7/15/2022	0.930		3,300	3,299
Federal Home Loan Bank 7/27/2022	0.990		8,000	7,993
Federal Home Loan Bank 7/29/2022	1.030		5,000	4,996
Federal Home Loan Bank 8/3/2022	1.050		5,000	4,995
Federal Home Loan Bank 8/17/2022	1.660		15,000	14,974
Federal Home Loan Bank 8/24/2022	1.630		1,900	1,896

American Funds Insurance Series	227

Ultra-Short Bond Fund (continued)

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Federal agency bills & notes (continued)
Federal Home Loan Bank 9/2/2022	1.190%	USD	5,000	$4,987
Federal Home Loan Bank 9/28/2022	1.870		5,000	4,979
Federal Home Loan Bank 10/13/2022	1.907		5,000	4,974
				74,685

U.S. Treasury bills 11.16%
U.S. Treasury 7/19/2022	0.678		10,000	9,995
U.S. Treasury 7/21/2022	0.800		10,000	9,994
U.S. Treasury 8/2/2022	1.013		3,200	3,197
U.S. Treasury 8/9/2022	0.942		10,000	9,987
U.S. Treasury 9/8/2022	1.375		4,200	4,188
U.S. Treasury 10/18/2022	1.936		10,000	9,940
				47,301

Total short-term securities (cost: $416,305,000)				416,230
Total investment securities 98.17% (cost: $416,305,000)				416,230
Other assets less liabilities 1.83%				7,777

Net assets 100.00%				$424,007

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $241,395,000, which represented 56.93% of the net assets of the fund.

Refer to the notes to financial statements.

228	American Funds Insurance Series

U.S. Government Securities Fund
Investment portfolio June 30, 2022	unaudited

Bonds, notes & other debt instruments 91.14%	Principal amount (000)			Value (000)
Mortgage-backed obligations 46.39%
Federal agency mortgage-backed obligations 46.39%
Fannie Mae Pool #695412 5.00% 2033[1]	USD	1		$1
Fannie Mae Pool #AD3566 5.00% 2035[1]		6		7
Fannie Mae Pool #MA2746 4.00% 2036[1]		1,483		1,509
Fannie Mae Pool #MA2588 4.00% 2036[1]		740		753
Fannie Mae Pool #256860 6.50% 2037[1]		12		13
Fannie Mae Pool #888698 7.00% 2037[1]		17		18
Fannie Mae Pool #256828 7.00% 2037[1]		3		3
Fannie Mae Pool #970343 6.00% 2038[1]		14		15
Fannie Mae Pool #AC0794 5.00% 2039[1]		20		21
Fannie Mae Pool #931768 5.00% 2039[1]		6		6
Fannie Mae Pool #932606 5.00% 2040[1]		11		12
Fannie Mae Pool #MA4501 2.00% 2041[1]		3,084		2,758
Fannie Mae Pool #AJ1873 4.00% 2041[1]		27		27
Fannie Mae Pool #AI1862 5.00% 2041[1]		404		424
Fannie Mae Pool #AI3510 5.00% 2041[1]		232		242
Fannie Mae Pool #AJ0704 5.00% 2041[1]		187		196
Fannie Mae Pool #AJ5391 5.00% 2041[1]		137		144
Fannie Mae Pool #AE1248 5.00% 2041[1]		36		38
Fannie Mae Pool #AE1277 5.00% 2041[1]		18		19
Fannie Mae Pool #AE1283 5.00% 2041[1]		10		10
Fannie Mae Pool #MA4540 2.00% 2042[1]		1,422		1,271
Fannie Mae Pool #MA4570 2.00% 2042[1]		916		814
Fannie Mae Pool #AE1290 5.00% 2042[1]		22		23
Fannie Mae Pool #AT7161 3.50% 2043[1]		46		45
Fannie Mae Pool #AT3954 3.50% 2043[1]		8		8
Fannie Mae Pool #AT0300 3.50% 2043[1]		7		7
Fannie Mae Pool #AY1829 3.50% 2044[1]		8		8
Fannie Mae Pool #BE5017 3.50% 2045[1]		64		63
Fannie Mae Pool #BE8740 3.50% 2047[1]		62		61
Fannie Mae Pool #BE8742 3.50% 2047[1]		17		17
Fannie Mae Pool #BH2846 3.50% 2047[1]		8		8
Fannie Mae Pool #BH2848 3.50% 2047[1]		7		7
Fannie Mae Pool #BH2847 3.50% 2047[1]		5		5
Fannie Mae Pool #BJ5015 4.00% 2047[1]		169		169
Fannie Mae Pool #BH3122 4.00% 2047[1]		5		5
Fannie Mae Pool #BM3788 3.50% 2048[1]		3,442		3,367
Fannie Mae Pool #BJ4901 3.50% 2048[1]		45		44
Fannie Mae Pool #BK6840 4.00% 2048[1]		111		111
Fannie Mae Pool #BK5232 4.00% 2048[1]		85		85
Fannie Mae Pool #BK9743 4.00% 2048[1]		32		32
Fannie Mae Pool #BK9761 4.50% 2048[1]		20		21
Fannie Mae Pool #CA4151 3.50% 2049[1]		620		607
Fannie Mae Pool #FM1062 3.50% 2049[1]		467		456
Fannie Mae Pool #FM1443 3.50% 2049[1]		345		336
Fannie Mae Pool #BJ8411 3.50% 2049[1]		122		119
Fannie Mae Pool #FM2179 3.00% 2050[1]		3,996		3,754
Fannie Mae Pool #FM7687 3.00% 2051[1]		6,092		5,730
Fannie Mae Pool #FM9976 3.00% 2051[1]		889		841
Fannie Mae Pool #CB2544 3.00% 2052[1]		2,473		2,317
Fannie Mae, Series 2001-4, Class GA, 9.00% 2025[1,2]		—	[3]	—	[3]
Fannie Mae, Series 2001-4, Class NA, 9.00% 2025[1,2]		—	[3]	—	[3]
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.28% 2023[1,2]		284		283
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 2024[1,2]		509		509
Freddie Mac Pool #1H1354 2.362% 2036[1,2]		55		57
Freddie Mac Pool #C03518 5.00% 2040[1]		298		315
Freddie Mac Pool #RB5138 2.00% 2041[1]		828		740
Freddie Mac Pool #G06459 5.00% 2041[1]		735		775
Freddie Mac Pool #RB5148 2.00% 2042[1]		1,884		1,671
Freddie Mac Pool #RB5145 2.00% 2042[1]		800		715
Freddie Mac Pool #Q19133 3.50% 2043[1]		34		33
Freddie Mac Pool #Q17696 3.50% 2043[1]		32		31

American Funds Insurance Series	229

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #Q23190 4.00% 2043[1]	USD	159	$161
Freddie Mac Pool #Q15874 4.00% 2043[1]		3	3
Freddie Mac Pool #Q28558 3.50% 2044[1]		217	214
Freddie Mac Pool #760014 2.797% 2045[1,2]		306	305
Freddie Mac Pool #Q52069 3.50% 2047[1]		87	86
Freddie Mac Pool #Q47615 3.50% 2047[1]		50	49
Freddie Mac Pool #Q54701 3.50% 2048[1]		58	57
Freddie Mac Pool #Q54709 3.50% 2048[1]		58	56
Freddie Mac Pool #Q54700 3.50% 2048[1]		47	46
Freddie Mac Pool #Q54781 3.50% 2048[1]		39	38
Freddie Mac Pool #Q54782 3.50% 2048[1]		38	38
Freddie Mac Pool #Q56590 3.50% 2048[1]		32	31
Freddie Mac Pool #Q54699 3.50% 2048[1]		25	25
Freddie Mac Pool #Q54831 3.50% 2048[1]		18	17
Freddie Mac Pool #Q56589 3.50% 2048[1]		18	17
Freddie Mac Pool #Q54698 3.50% 2048[1]		16	15
Freddie Mac Pool #G67711 4.00% 2048[1]		1,522	1,529
Freddie Mac Pool #Q56599 4.00% 2048[1]		126	127
Freddie Mac Pool #Q55971 4.00% 2048[1]		87	87
Freddie Mac Pool #Q56175 4.00% 2048[1]		75	75
Freddie Mac Pool #Q58411 4.50% 2048[1]		233	238
Freddie Mac Pool #Q58436 4.50% 2048[1]		123	126
Freddie Mac Pool #Q58378 4.50% 2048[1]		83	85
Freddie Mac Pool #ZT0522 4.50% 2048[1]		23	23
Freddie Mac Pool #RA1463 3.50% 2049[1]		426	417
Freddie Mac Pool #RA1580 3.50% 2049[1]		220	215
Freddie Mac Pool #QA0284 3.50% 2049[1]		214	208
Freddie Mac Pool #QA2748 3.50% 2049[1]		57	56
Freddie Mac Pool #SD0726 2.50% 2051[1]		15,079	13,686
Freddie Mac Pool #8D0226 2.522% 2052[1,2]		519	488
Freddie Mac Pool #SD7550 3.00% 2052[1]		3,573	3,370
Freddie Mac Pool #SD7553 3.00% 2052[1]		932	877
Freddie Mac Pool #SD0873 3.50% 2052[1]		14,959	14,603
Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 1.275% 2023[1,2]		2	2
Freddie Mac, Series K031, Class A1, Multi Family, 2.778% 2022[1]		27	27
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[1]		304	303
Freddie Mac, Series K029, Class A2, Multi Family, 3.32% 2023[1]		191	191
Freddie Mac, Series K035, Class A2, Multi Family, 3.458% 2023[1,2]		2,561	2,562
Freddie Mac, Series K040, Class A2, Multi Family, 3.241% 2024[1]		1,363	1,356
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[1]		4,858	4,735
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[1,2]		4,805	4,694
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[1,2]		4,419	4,315
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 2056[1]		851	809
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[1]		344	331
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[1]		955	904
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[1,2]		1,398	1,352
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[1]		4,371	4,262
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[1]		554	549
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA, 3.50% 2057[1]		279	277
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[1]		2,308	2,284

230	American Funds Insurance Series

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 2058[1]	USD	801	$780
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 2058[1]		763	744
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[1]		640	633
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[1]		418	408
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[1]		1,947	1,897
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[1]		19,892	19,728
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[1]		4,599	4,561
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[1]		5,264	5,060
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 2030[1]		1,514	1,421
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 2030[1]		435	379
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 2032[1]		4,909	4,850
Government National Mortgage Assn. 2.00% 2052[1,4]		1,395	1,239
Government National Mortgage Assn. 2.50% 2052[1,4]		4,866	4,454
Government National Mortgage Assn. 3.00% 2052[1,4]		44,265	41,744
Government National Mortgage Assn. 3.50% 2052[1,4]		19,527	18,952
Government National Mortgage Assn. 4.00% 2052[1,4]		13,010	12,928
Government National Mortgage Assn. 4.00% 2052[1,4]		11,110	11,065
Government National Mortgage Assn. 4.50% 2052[1,4]		69,578	70,356
Government National Mortgage Assn. 5.00% 2052[1,4]		56,733	57,930
Government National Mortgage Assn. 5.00% 2052[1,4]		890	912
Government National Mortgage Assn. Pool #698668 5.50% 2038[1]		29	30
Government National Mortgage Assn. Pool #700778 5.50% 2038[1]		21	23
Government National Mortgage Assn. Pool #782365 6.00% 2038[1]		94	103
Government National Mortgage Assn. Pool #004269 6.50% 2038[1]		176	195
Government National Mortgage Assn. Pool #698406 5.00% 2039[1]		198	209
Government National Mortgage Assn. Pool #783690 6.00% 2039[1]		93	101
Government National Mortgage Assn. Pool #783689 5.50% 2040[1]		2,875	3,137
Government National Mortgage Assn. Pool #783687 4.50% 2041[1]		604	623
Government National Mortgage Assn. Pool #783688 5.00% 2041[1]		920	977
Government National Mortgage Assn. Pool #MA0533 3.00% 2042[1]		20	20
Uniform Mortgage-Backed Security 2.00% 2037[1,4]		1,115	1,041
Uniform Mortgage-Backed Security 2.50% 2037[1,4]		2,245	2,144
Uniform Mortgage-Backed Security 2.00% 2052[1,4]		11,093	9,620
Uniform Mortgage-Backed Security 3.00% 2052[1,4]		13,270	12,349
Uniform Mortgage-Backed Security 3.00% 2052[1,4]		412	384
Uniform Mortgage-Backed Security 3.50% 2052[1,4]		53,357	51,268
Uniform Mortgage-Backed Security 4.00% 2052[1,4]		121,875	119,806
Uniform Mortgage-Backed Security 4.00% 2052[1,4]		16,422	16,171
Uniform Mortgage-Backed Security 4.50% 2052[1,4]		115,583	115,805
Uniform Mortgage-Backed Security 4.50% 2052[1,4]		19,267	19,268
Uniform Mortgage-Backed Security 5.00% 2052[1,4]		45,150	45,969
Uniform Mortgage-Backed Security 5.00% 2052[1,4]		4,105	4,171
			761,452

U.S. Treasury bonds & notes 37.21%
U.S. Treasury inflation-protected securities 28.33%
U.S. Treasury Inflation-Protected Security 0.125% 2022[5]		4,860	4,879
U.S. Treasury Inflation-Protected Security 0.125% 2023[5]		21,316	21,692
U.S. Treasury Inflation-Protected Security 0.375% 2023[5]		5,367	5,464
U.S. Treasury Inflation-Protected Security 0.625% 2023[5]		30,184	30,714

American Funds Insurance Series	231

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury inflation-protected securities (continued)
U.S. Treasury Inflation-Protected Security 0.125% 2024[5]	USD	74,820	$75,584
U.S. Treasury Inflation-Protected Security 0.125% 2024[5]		33,377	33,594
U.S. Treasury Inflation-Protected Security 0.50% 2024[5]		22,236	22,556
U.S. Treasury Inflation-Protected Security 0.625% 2024[5]		73,278	74,492
U.S. Treasury Inflation-Protected Security 0.125% 2025[5]		8,169	8,174
U.S. Treasury Inflation-Protected Security 0.125% 2025[5]		7,572	7,567
U.S. Treasury Inflation-Protected Security 0.375% 2025[5]		56,073	56,629
U.S. Treasury Inflation-Protected Security 0.125% 2026[5]		37,054	36,697
U.S. Treasury Inflation-Protected Security 0.125% 2026[5]		5,578	5,525
U.S. Treasury Inflation-Protected Security 0.625% 2026[5]		3,278	3,316
U.S. Treasury Inflation-Protected Security 0.125% 2027[5]		31,880	31,371
U.S. Treasury Inflation-Protected Security 0.125% 2030[5]		7,074	6,732
U.S. Treasury Inflation-Protected Security 0.125% 2031[5]		9,448	8,965
U.S. Treasury Inflation-Protected Security 0.125% 2031[5]		879	834
U.S. Treasury Inflation-Protected Security 0.125% 2032[5]		9,616	9,100
U.S. Treasury Inflation-Protected Security 2.125% 2041[5]		409	474
U.S. Treasury Inflation-Protected Security 0.75% 2042[5,6]		9,198	8,364
U.S. Treasury Inflation-Protected Security 0.625% 2043[5]		4,388	3,860
U.S. Treasury Inflation-Protected Security 1.00% 2049[5]		2,757	2,637
U.S. Treasury Inflation-Protected Security 0.25% 2050[5]		327	256
U.S. Treasury Inflation-Protected Security 0.125% 2051[5]		5,851	4,471
U.S. Treasury Inflation-Protected Security 0.125% 2052[5]		1,459	1,125
			465,072

U.S. Treasury 8.88%
U.S. Treasury 2.75% 2025		43,809	43,479
U.S. Treasury 1.875% 2032		13,702	12,399
U.S. Treasury 1.125% 2040		7,000	4,857
U.S. Treasury 1.75% 2041		2,555	1,936
U.S. Treasury 2.25% 2041		900	748
U.S. Treasury 2.50% 2046		5,400	4,564
U.S. Treasury 2.50% 2046		3,900	3,296
U.S. Treasury 2.875% 2046		2,700	2,455
U.S. Treasury 2.25% 2049		1,635	1,336
U.S. Treasury 2.375% 2049		4,125	3,471
U.S. Treasury 2.875% 2049		6,300	5,849
U.S. Treasury 1.25% 2050[6]		29,960	18,978
U.S. Treasury 1.625% 2050[6]		26,165	18,323
U.S. Treasury 1.875% 2051		15,220	11,373
U.S. Treasury 1.875% 2051		3,164	2,364
U.S. Treasury 2.00% 2051[6]		5,546	4,268
U.S. Treasury 2.25% 2052[6]		6,946	5,691
U.S. Treasury 2.875% 2052		350	329
			145,716

Total U.S. Treasury bonds & notes			610,788

Federal agency bonds & notes 7.54%
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012, LLC 2.646% 2026		350	344
Fannie Mae 0.625% 2025[6]		10,000	9,347
Fannie Mae 0.75% 2027		2,900	2,571
Fannie Mae 0.875% 2030		8,600	7,123
Fannie Mae 7.125% 2030		2,000	2,522
Federal Home Loan Bank 3.25% 2028		6,500	6,524
Federal Home Loan Bank 5.50% 2036		300	362
Private Export Funding Corp. 3.55% 2024		3,190	3,219
Private Export Funding Corp. 1.40% 2028		3,000	2,680
Tennessee Valley Authority 1.875% 2022		14,017	14,015
Tennessee Valley Authority 0.75% 2025		3,700	3,459

232	American Funds Insurance Series

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Federal agency bonds & notes (continued)
Tennessee Valley Authority 2.875% 2027	USD	5,000	$4,947
Tennessee Valley Authority 4.65% 2035		1,780	1,913
Tennessee Valley Authority 5.88% 2036		875	1,057
Tennessee Valley Authority, Series A, 4.625% 2060		250	272
TVA Southaven 3.846% 2033		945	904
U.S. Agency for International Development, Israel (State of), Class 1A, 5.50% 2023		1,250	1,289
U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 2025		14,779	14,672
U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 2026		2,110	2,301
U.S. Department of Housing and Urban Development, Series 2015-A-8, 2.45% 2022		6,000	6,003
U.S. Department of Housing and Urban Development, Series 2015-A-9, 2.80% 2023		1,500	1,499
U.S. Department of Housing and Urban Development, Series 2015-A-10, 2.85% 2024		2,250	2,242
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 2025		2,640	2,614
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 2026		2,625	2,595
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 2027		11,482	11,323
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 2028		3,856	3,771
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 2029		2,650	2,578
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 2030		2,482	2,513
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 2031		2,475	2,514
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 2032		2,377	2,417
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 2033		2,059	2,097
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 2034		651	664
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp. 3.82% 2032		768	782
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp. 3.938% 2032		628	645
			123,778

Total bonds, notes & other debt instruments (cost: $1,551,123,000)			1,496,018

Short-term securities 43.70%	Weighted average yield at acquisition
Commercial paper 20.73%
Amazon.com, Inc. 7/12/2022[7]	0.800%	15,000	14,992
Apple, Inc. 8/1/2022[7]	1.000	15,000	14,979
Apple, Inc. 8/8/2022[7]	1.600	10,000	9,983
Atlantic Asset Securitization, LLC 7/1/2022[7]	1.560	15,200	15,199
BofA Securities, Inc. 8/22/2022[7]	1.900	5,000	4,986
BofA Securities, Inc. 8/29/2022[7]	2.000	5,000	4,983
BofA Securities, Inc. 9/6/2022[7]	1.989	25,600	25,498
BofA Securities, Inc. 9/7/2022[7]	1.512	7,700	7,669
CAFCO, LLC 10/4/2022[7]	2.290	13,000	12,919
Chariot Funding, LLC 8/10/2022[7]	1.650	7,000	6,985
CHARTA, LLC 9/6/2022[7]	1.560	10,000	9,961
CHARTA, LLC 9/8/2022[7]	1.600	8,000	7,968
Coca-Cola Co. 8/9/2022[7]	1.000	21,600	21,561
Eli Lilly and Co. 7/1/2022[7]	0.900	10,000	10,000
Eli Lilly and Co. 9/6/2022[7]	1.850	10,000	9,965
Henkel of America, Inc. 7/11/2022[7]	0.880	15,000	14,993
Henkel of America, Inc. 7/19/2022[7]	0.850	5,000	4,996
Henkel of America, Inc. 8/9/2022[7]	1.110	15,000	14,970
Honeywell International, Inc. 9/26/2022[7]	1.450	11,350	11,295
Johnson & Johnson 10/17/2022[7]	1.480	5,000	4,969
JPMorgan Securities LLC 7/18/2022	1.080	5,000	4,996
JPMorgan Securities LLC 8/2/2022	1.400	7,000	6,989
Linde, Inc. 7/6/2022	1.590	4,750	4,749
Paccar Financial Corp. 7/1/2022	0.950	5,000	5,000
Paccar Financial Corp. 7/15/2022	1.600	9,000	8,994
Paccar Financial Corp. 7/27/2022	1.600	5,000	4,994

American Funds Insurance Series	233

U.S. Government Securities Fund (continued)

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Commercial paper (continued)
Paccar Financial Corp. 7/28/2022	1.600%	USD	10,000	$9,987
PepsiCo, Inc. 7/25/2022[7]	0.720		20,000	19,978
Procter & Gamble Co. 7/11/2022[7]	0.770		8,000	7,996
Procter & Gamble Co. 7/21/2022[7]	0.900		10,500	10,490
Wal-Mart Stores, Inc. 7/18/2022[7]	1.020		5,000	4,996
Wal-Mart Stores, Inc. 7/25/2022[7]	1.298		12,800	12,786
Wal-Mart Stores, Inc. 8/8/2022[7]	1.650		4,500	4,492
Wal-Mart Stores, Inc. 8/9/2022[7]	1.650		5,000	4,991
				340,309

Federal agency bills & notes 15.05%
Federal Farm Credit Banks 7/20/2022	1.450		25,000	24,986
Federal Home Loan Bank 7/7/2022	0.830		30,000	29,995
Federal Home Loan Bank 7/13/2022	0.930		3,850	3,849
Federal Home Loan Bank 8/12/2022	1.650		5,100	5,092
Federal Home Loan Bank 8/15/2022	1.159		34,500	34,442
Federal Home Loan Bank 8/17/2022	1.150		15,000	14,974
Federal Home Loan Bank 8/18/2022	1.643		15,000	14,973
Federal Home Loan Bank 8/31/2022	1.190		50,000	49,872
Federal Home Loan Bank 9/21/2022	1.810		20,000	19,924
Federal Home Loan Bank 9/28/2022	1.840		10,000	9,958
Tennessee Valley Authority 7/6/2022	1.370		39,000	38,994
				247,059

U.S. Treasury bills 7.92%
U.S. Treasury 8/16/2022	1.350		58,450	58,351
U.S. Treasury 8/23/2022	1.429		71,700	71,545
				129,896

Total short-term securities (cost: $717,419,000)				717,264
Total investment securities 134.84% (cost: $2,268,542,000)				2,213,282
Other assets less liabilities (34.84)%				(571,857)

Net assets 100.00%				$1,641,425

234	American Funds Insurance Series

U.S. Government Securities Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized appreciation (depreciation) at 6/30/2022 (000)
30 Day Federal Funds Futures	Short	36	August 2022	USD	(14,750)	$8
30 Day Federal Funds Futures	Long	1,197	September 2022		487,492	(175)
30 Day Federal Funds Futures	Short	24	February 2023		(9,666)	(7)
90 Day Eurodollar Futures	Long	471	December 2022		113,405	(3,235)
3 Month SOFR Futures	Short	22	March 2023		(5,317)	(2)
3 Month SOFR Futures	Short	225	June 2023		(54,354)	54
90 Day Eurodollar Futures	Long	2,043	September 2023		494,176	(12,139)
90 Day Eurodollar Futures	Short	1,261	December 2023		(305,493)	6,654
90 Day Eurodollar Futures	Short	1,272	December 2024		(308,985)	4,093
2 Year U.S. Treasury Note Futures	Short	2,083	September 2022		(437,462)	202
5 Year U.S. Treasury Note Futures	Long	2,568	September 2022		288,258	758
10 Year U.S. Treasury Note Futures	Long	826	September 2022		97,907	(329)
10 Year Ultra U.S. Treasury Note Futures	Long	693	September 2022		88,271	(1,209)
20 Year U.S. Treasury Bond Futures	Long	304	September 2022		42,142	(566)
30 Year Ultra U.S. Treasury Bond Futures	Long	42	September 2022		6,482	137
						$(5,756)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional		Value at	Upfront premium	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		6/30/2022 (000)	paid (000)	at 6/30/2022 (000)
2.5775%	Annual	U.S. EFFR	Annual	7/16/2022	USD	181,639	$81	$—	$81
U.S. EFFR	Annual	1.395%	Annual	7/27/2022		422,500	73	—	73
1.955%	Annual	U.S. EFFR	Annual	9/21/2022		320,100	(158)	—	(158)
SOFR	Annual	0.471%	Annual	10/26/2023		30,500	1,004	—	1,004
0.45801%	Annual	SOFR	Annual	10/26/2023		30,500	(1,009)	—	(1,009)
0.241%	Annual	U.S. EFFR	Annual	3/1/2024		119,400	(5,441)	—	(5,441)
U.S. EFFR	Annual	0.11%	Annual	5/18/2024		97,600	2,764	—	2,764
3.497%	Annual	U.S. EFFR	Annual	6/16/2024		24,000	228	—	228
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024		17,700	146	—	146
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024		3,697	32	—	32
U.S. EFFR	Annual	0.126%	Annual	6/25/2025		20,100	1,568	—	1,568
U.S. EFFR	Annual	0.1275%	Annual	6/25/2025		20,100	1,567	—	1,567
U.S. EFFR	Annual	0.106%	Annual	6/30/2025		22,492	1,810	—	1,810
3-month USD-LIBOR	Quarterly	1.867%	Semi-annual	7/11/2025		49,400	1,763	—	1,763
2.925%	Semi-annual	3-month USD-LIBOR	Quarterly	2/1/2028		12,800	(68)	—	(68)
2.91%	Semi-annual	3-month USD-LIBOR	Quarterly	2/1/2028		16,000	(96)	—	(96)
2.908%	Semi-annual	3-month USD-LIBOR	Quarterly	2/1/2028		16,000	(97)	—	(97)
2.92%	Semi-annual	3-month USD-LIBOR	Quarterly	2/2/2028		12,200	(67)	—	(67)
U.S. EFFR	Annual	0.5385%	Annual	3/26/2030		49,000	7,537	—	7,537
0.913%	Semi-annual	3-month USD-LIBOR	Quarterly	6/9/2030		31,000	(4,601)	—	(4,601)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030		15,500	2,417	—	2,417
3-month USD-LIBOR	Quarterly	2.963%	Semi-annual	2/1/2038		9,800	165	—	165
3-month USD-LIBOR	Quarterly	2.986%	Semi-annual	2/1/2038		7,800	118	—	118

American Funds Insurance Series	235

U.S. Government Securities Fund (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

Receive		Pay			Notional		Value at	Upfront premium	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date		amount (000)	6/30/2022 (000)	paid (000)	at 6/30/2022 (000)
0.833%	Semi-annual	3-month USD-LIBOR	Quarterly	4/3/2040	USD	15,800	$(5,026)	$—	$(5,026)
3-month USD-LIBOR	Quarterly	0.811%	Semi-annual	7/27/2050		5,110	2,095	—	2,095
							$6,805	$—	$6,805

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[3]	Amount less than one thousand.
[4]	Purchased on a TBA basis.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $16,394,000, which represented 1.00% of the net assets of the fund.
[7]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $294,600,000, which represented 17.95% of the net assets of the fund.

Key to abbreviations

Assn. = Association

EFFR = Effective Federal Funds Rate

LIBOR = London Interbank Offered Rate

SOFR = Secured Overnight Financing Rate

TBA = To be announced
USD = U.S. dollars

Refer to the notes to financial statements.

236	American Funds Insurance Series

Managed Risk Growth Fund
Investment portfolio June 30, 2022	unaudited

Growth funds 84.07%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	5,168,832	$395,984

Total growth funds (cost: $517,640,000)		395,984

Fixed income funds 7.60%
American Funds Insurance Series – The Bond Fund of America, Class 1	3,607,944	35,791

Total fixed income funds (cost: $37,817,000)		35,791

Short-term securities 4.04%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74%[1]	19,039,653	19,040

Total short-term securities (cost: $19,040,000)		19,040

Options purchased 0.09%
Options purchased*		424

Total options purchased (cost: $410,000)		424
Total investment securities 95.80% (cost: $574,907,000)		451,239
Other assets less liabilities 4.20%		19,773

Net assets 100.00%		$471,012

*Options purchased

Put

Description	Number of contracts	Notional amount (000)		Exercise price	Expiration date	Value at 6/30/2022 (000)
S&P 500 Index	25	USD	9,463	$2,375.00	12/16/2022	$53
S&P 500 Index	15		5,678	2,600.00	12/16/2022	47
S&P 500 Index	25		9,464	2,650.00	12/16/2022	83
S&P 500 Index	70		26,498	2,675.00	12/16/2022	241
						$424

American Funds Insurance Series	237

Managed Risk Growth Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized (depreciation) appreciation at 6/30/2022 (000)
5 Year U.S. Treasury Note Futures	Long	434	September 2022	USD	48,717	$(105)
Nikkei 225 Index Contracts	Short	3	September 2022		(583)	36
Japanese Yen Currency Contracts	Short	7	September 2022		(649)	9
FTSE 100 Index Contracts	Short	23	September 2022		(1,994)	1
British Pound Currency Contracts	Short	28	September 2022		(2,135)	50
Mini MSCI Emerging Market Index Contracts	Short	124	September 2022		(6,217)	23
Russell 2000 Mini Index Contracts	Short	93	September 2022		(7,942)	420
Euro Stoxx 50 Index Contracts	Short	255	September 2022		(9,195)	441
Euro Currency Contracts	Short	76	September 2022		(10,011)	209
S&P Mid 400 E-mini Index Contracts	Short	87	September 2022		(19,732)	1,211
S&P 500 E-mini Index Contracts	Short	1,299	September 2022		(246,128)	7,928
						$10,223

Investments in affiliates2

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 84.07%
American Funds Insurance Series – Growth Fund, Class 1	$504,914	$276,392	$173,037	$49,482	$(261,767)	$395,984	$619	$60,090
Fixed income funds 7.60%
American Funds Insurance Series – The Bond Fund of America, Class 1	59,236	33,926	51,218	(6,387)	234	35,791	225	443
Total 91.67%				$43,095	$(261,533)	$431,775	$844	$60,533

[1]	Rate represents the seven-day yield at 6/30/2022.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

238	American Funds Insurance Series

Managed Risk International Fund
Investment portfolio June 30, 2022	unaudited

Growth funds 84.30%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	7,388,186	$112,079

Total growth funds (cost: $139,165,000)		112,079

Fixed income funds 9.50%
American Funds Insurance Series – The Bond Fund of America, Class 1	1,272,621	12,624

Total fixed income funds (cost: $13,864,000)		12,624

Short-term securities 3.12%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74%[1]	4,144,493	4,144

Total short-term securities (cost: $4,144,000)		4,144

Options purchased 0.44%
Options purchased*		591

Total options purchased (cost: $200,000)		591
Total investment securities 97.36% (cost: $157,373,000)		129,438
Other assets less liabilities 2.64%		3,512

Net assets 100.00%		$132,950

*Options purchased

Put

Description	Number of contracts	Notional amount (000)		Exercise price	Expiration date	Value at 6/30/2022 (000)
iShares MSCI EAFE ETF	2,050	USD	12,811	$45.00	12/16/2022	$505
iShares MSCI EAFE ETF	780		4,874	50.00	12/16/2022	75
iShares MSCI EAFE ETF	120		750	53.00	12/16/2022	11
						$591

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized (depreciation) appreciation at 6/30/2022 (000)
5 Year U.S. Treasury Note Futures	Long	57	September 2022	USD	6,398	$(48)
S&P 500 E-mini Index Contracts	Short	75	September 2022		(14,211)	479
Mini MSCI Emerging Market Index Contracts	Short	545	September 2022		(27,323)	187
MSCI EAFE Index Contracts	Short	381	September 2022		(35,368)	470
						$1,088

American Funds Insurance Series	239

Managed Risk International Fund (continued)

Investments in affiliates2

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 84.30%
American Funds Insurance Series – International Fund, Class 1	$136,987	$65,776	$43,290	$4,856	$(52,250)	$112,079	$570	$16,110
Fixed income funds 9.50%
American Funds Insurance Series – The Bond Fund of America, Class 1	16,071	6,973	8,612	(1,234)	(574)	12,624	82	160
Total 93.80%				$3,622	$(52,824)	$124,703	$652	$16,270

[1]	Rate represents the seven-day yield at 6/30/2022.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

240	American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund
Investment portfolio June 30, 2022	unaudited

Growth-and-income funds 84.30%	Shares	Value (000)
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	22,117,771	$271,164

Total growth-and-income funds (cost: $303,250,000)		271,164

Fixed income funds 9.49%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	2,829,677	30,532

Total fixed income funds (cost: $32,271,000)		30,532

Short-term securities 2.91%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74%[1]	9,354,161	9,354

Total short-term securities (cost: $9,354,000)		9,354

Options purchased 0.26%
Options purchased*		842

Total options purchased (cost: $873,000)		842
Total investment securities 96.96% (cost: $345,748,000)		311,892
Other assets less liabilities 3.04%		9,777

Net assets 100.00%		$321,669

*Options purchased

Put

Description	Number of contracts	Notional amount (000)		Exercise price	Expiration date	Value at 6/30/2022 (000)
S&P 500 Index	175	USD	66,244	$2,500.00	12/16/2022	$462
S&P 500 Index	15		5,678	2,650.00	12/16/2022	50
S&P 500 Index	45		17,034	2,675.00	12/16/2022	155
S&P 500 Index	45		17,035	2,725.00	12/16/2022	175
						$842

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized (depreciation) appreciation at 6/30/2022 (000)
5 Year U.S. Treasury Note Futures	Long	196	September 2022	USD	22,001	$(70)
Euro Stoxx 50 Index Contracts	Short	73	September 2022		(2,632)	117
Euro Currency Contracts	Short	22	September 2022		(2,898)	60
S&P Mid 400 E-mini Index Contracts	Short	13	September 2022		(2,949)	165
FTSE 100 Index Contracts	Short	44	September 2022		(3,814)	3
British Pound Currency Contracts	Short	53	September 2022		(4,041)	84
S&P 500 E-mini Index Contracts	Short	725	September 2022		(137,369)	3,489
						$3,848

American Funds Insurance Series	241

Managed Risk Washington Mutual Investors Fund (continued)

Investments in affiliates2

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 84.30%
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	$315,947	$152,592	$96,114	$34,867	$(136,128)	$271,164	$1,303	$61,850
Fixed income funds 9.49%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	37,066	18,005	21,805	(4,107)	1,373	30,532	156	—
Total 93.79%				$30,760	$(134,755)	$301,696	$1,459	$61,850

[1]	Rate represents the seven-day yield at 6/30/2022.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

242	American Funds Insurance Series

Managed Risk Growth-Income Fund
Investment portfolio June 30, 2022	unaudited

Growth-and-income funds 79.27%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	35,443,702	$1,729,298

Total growth-and-income funds (cost: $1,797,473,000)		1,729,298

Fixed income funds 14.36%
American Funds Insurance Series – The Bond Fund of America, Class 1	31,586,778	313,341

Total fixed income funds (cost: $350,338,000)		313,341

Short-term securities 2.61%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74%[1]	57,022,564	57,023

Total short-term securities (cost: $57,023,000)		57,023

Options purchased 0.53%
Options purchased*		11,543

Total options purchased (cost: $10,612,000)		11,543
Total investment securities 96.77% (cost: $2,215,446,000)		2,111,205
Other assets less liabilities 3.23%		70,515

Net assets 100.00%		$2,181,720

*Options purchased

Put

Description	Number of contracts	Notional amount (000)		Exercise price	Expiration date	Value at 6/30/2022 (000)
S&P 500 Index	20	USD	7,571	$2,950.00	9/16/2022	$37
S&P 500 Index	640		242,264	2,975.00	9/16/2022	1,318
S&P 500 Index	170		64,351	3,000.00	9/16/2022	349
S&P 500 Index	14		5,299	3,025.00	9/16/2022	33
S&P 500 Index	100		37,854	2,650.00	12/16/2022	331
S&P 500 Index	500		189,269	2,675.00	12/16/2022	1,721
S&P 500 Index	440		166,557	2,725.00	12/16/2022	1,711
S&P 500 Index	325		123,025	2,800.00	12/16/2022	1,387
S&P 500 Index	100		37,854	2,825.00	12/16/2022	432
S&P 500 Index	200		75,708	2,850.00	12/16/2022	910
S&P 500 Index	450		170,342	2,875.00	12/16/2022	2,300
S&P 500 Index	200		75,708	2,900.00	12/16/2022	1,014
						$11,543

American Funds Insurance Series	243

Managed Risk Growth-Income Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized (depreciation) appreciation at 6/30/2022 (000)
5 Year U.S. Treasury Note Futures	Long	1,458	September 2022	USD	163,661	$(524)
Russell 2000 Mini Index Contracts	Short	53	September 2022		(4,526)	222
Mini MSCI Emerging Market Index Contracts	Short	384	September 2022		(19,252)	(16)
FTSE 100 Index Contracts	Short	304	September 2022		(26,352)	54
Euro Stoxx 50 Index Contracts	Short	764	September 2022		(27,550)	1,147
British Pound Currency Contracts	Short	366	September 2022		(27,905)	528
Euro Currency Contracts	Short	228	September 2022		(30,034)	529
S&P Mid 400 E-mini Index Contracts	Short	289	September 2022		(65,545)	3,395
S&P 500 E-mini Index Contracts	Short	4,111	September 2022		(778,932)	21,404
						$26,739

Investments in affiliates2

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 79.27%
American Funds Insurance Series – Growth-Income Fund, Class 1	$2,125,192	$771,734	$582,441	$127,675	$(712,862)	$1,729,298	$5,619	$175,737
Fixed income funds 14.36%
American Funds Insurance Series – The Bond Fund of America, Class 1	398,789	125,918	166,983	(21,794)	(22,589)	313,341	1,982	3,897
Total 93.63%				$105,881	$(735,451)	$2,042,639	$7,601	$179,634

[1]	Rate represents the seven-day yield at 6/30/2022.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

244	American Funds Insurance Series

Managed Risk Asset Allocation Fund
Investment portfolio June 30, 2022	unaudited

Asset allocation funds 94.58%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	98,871,249	$2,167,258

Total asset allocation funds (cost: $2,302,803,000)		2,167,258

Short-term securities 3.03%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.74%[1]	69,465,936	69,466

Total short-term securities (cost: $69,466,000)		69,466

Options purchased 0.05%
Options purchased*		1,138

Total options purchased (cost: $2,257,000)		1,138
Total investment securities 97.66% (cost: $2,374,526,000)		2,237,862
Other assets less liabilities 2.34%		53,610

Net assets 100.00%		$2,291,472

*Options purchased

Put

Description	Number of contracts	Notional amount (000)		Exercise price	Expiration date	Value at 6/30/2022 (000)
S&P 500 Index	530	USD	200,625	$2,950.00	9/16/2022	$975
S&P 500 Index	44		16,656	2,975.00	9/16/2022	91
S&P 500 Index	10		3,785	3,000.00	9/16/2022	21
S&P 500 Index	22		8,328	3,025.00	9/16/2022	51
						$1,138

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized (depreciation) appreciation at 6/30/2022 (000)
5 Year U.S. Treasury Note Futures	Long	1,133	September 2022	USD	127,179	$(371)
FTSE 100 Index Contracts	Short	90	September 2022		(7,802)	12
British Pound Currency Contracts	Short	108	September 2022		(8,234)	184
Russell 2000 Mini Index Contracts	Short	147	September 2022		(12,554)	569
Mini MSCI Emerging Market Index Contracts	Short	432	September 2022		(21,658)	65
Euro Stoxx 50 Index Contracts	Short	680	September 2022		(24,521)	1,065
Euro Currency Contracts	Short	204	September 2022		(26,872)	467
S&P Mid 400 E-mini Index Contracts	Short	318	September 2022		(72,122)	3,725
S&P 500 E-mini Index Contracts	Short	3,537	September 2022		(670,173)	17,854
						$23,570

American Funds Insurance Series	245

Managed Risk Asset Allocation Fund (continued)

Investments in affiliates2

	Value of affiliate at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 6/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Asset allocation funds 94.58%
American Funds Insurance Series – Asset Allocation Fund, Class 1	$2,678,055	$699,143	$565,128	$66,785	$(711,597)	$2,167,258	$9,909	$231,217

[1]	Rate represents the seven-day yield at 6/30/2022.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

246	American Funds Insurance Series

Financial statements

Statements of assets and liabilities at June 30, 2022	unaudited (dollars in thousands)

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund	International Fund	New World Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$6,231,978		$2,663,432		$29,568,273	$5,942,975	$2,872,337
Affiliated issuers	636,913		333,160		1,575,971	932,894	318,188
Cash	709		1,957		404	3,754	3,721
Cash collateral received for securities on loan	2,045		8,534		8,112	7,475	840
Cash collateral pledged for futures contracts	—		—		—	—	161
Cash collateral pledged for swap contracts	—		—		—	—	—
Cash denominated in currencies other than U.S. dollars	2,246		815		3,703	8,968	1,489
Unrealized appreciation on open forward currency contracts	—		—		—	—	40
Receivables for:
Sales of investments	1,248		12,647		15,451	6,109	15,910
Sales of fund’s shares	20,636		3,605		109,002	5,552	1,756
Dividends and interest	9,481		3,554		12,384	16,623	7,976
Closed forward currency contracts	—		—		—	—	—
Variation margin on futures contracts	—		—		—	—	103
Variation margin on centrally cleared swap contracts	—		—		—	—	—
Securities lending income	—	*	8		6	1	1
Currency translations	704		664		—	1,493	2,322
Other	—		—	*	—	—	60
	6,905,960		3,028,376		31,293,306	6,925,844	3,224,904
Liabilities:
Collateral for securities on loan	20,453		85,345		81,118	74,745	8,405
Unrealized depreciation on open forward currency contracts	—		—		—	—	1
Unrealized depreciation on unfunded commitments	—		—		—	—	—
Payables for:
Purchases of investments	847		13,472		14,075	3,609	15,875
Repurchases of fund’s shares	2,728		552		5,579	4,065	1,878
Investment advisory services	2,110		1,496		8,385	2,802	1,373
Insurance administrative fees	374		171		1,696	253	477
Services provided by related parties	966		505		4,482	945	397
Trustees’ deferred compensation	85		57		483	177	41
Closed forward currency contracts	—		—		—	—	—
Variation margin on futures contracts	—		—		—	—	167
Variation margin on centrally cleared swap contracts	—		—		—	—	—
Non-U.S. taxes	7,273		7,269		1,020	25,052	6,882
Other	378		258		297	582	409
	35,214		109,125		117,135	112,230	35,905
Net assets at June 30, 2022	$6,870,746		$2,919,251		$31,176,171	$6,813,614	$3,188,999

Net assets consist of:
Capital paid in on shares of beneficial interest	$4,728,897		$2,668,735		$20,318,538	$6,622,057	$2,724,606
Total distributable earnings (accumulated loss)	2,141,849		250,516		10,857,633	191,557	464,393
Net assets at June 30, 2022	$6,870,746		$2,919,251		$31,176,171	$6,813,614	$3,188,999

Investment securities on loan, at value	$27,348		$96,178		$78,405	$71,916	$14,516
Investment securities, at cost
Unaffiliated issuers	4,414,385		2,498,648		20,009,865	5,556,442	2,462,901
Affiliated issuers	637,028		325,716		1,576,195	933,018	318,233
Cash denominated in currencies other than U.S. dollars, at cost	2,249		815		3,703	8,960	1,489

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series	247

Financial statements (continued)

Statements of assets and liabilities at June 30, 2022 (continued)	unaudited (dollars in thousands)

	Washington Mutual Investors Fund	Capital World Growth and Income Fund		Growth- Income Fund		International Growth and Income Fund		Capital Income Builder
Assets:
Investment securities, at value:
Unaffiliated issuers	$8,932,580	$1,657,279		$30,626,361		$270,057		$1,016,311
Affiliated issuers	405,537	82,938		2,302,880		22,012		132,263
Cash	1,246	136		882		205		1,213
Cash collateral received for securities on loan	5,562	1,544		17,836		141		1,403
Cash collateral pledged for futures contracts	—	—		—		—		—
Cash collateral pledged for swap contracts	—	—		—		—		—
Cash denominated in currencies other than U.S. dollars	—	282		1		551		144
Unrealized appreciation on open forward currency contracts	—	—		—		1		—
Receivables for:
Sales of investments	21,819	2,415		—		1,135		60,393
Sales of fund’s shares	2,005	705		14,620		100		4,153
Dividends and interest	5,767	4,918		43,557		1,824		4,117
Closed forward currency contracts	—	—		—		—		—
Variation margin on futures contracts	—	—		—		—		360
Variation margin on centrally cleared swap contracts	—	—		—		—		68
Securities lending income	2	—	*	12		—	*	1
Currency translations	1	264		—		—		—
Other	—	—		—		2		—
	9,374,519	1,750,481		33,006,149		296,028		1,220,426
Liabilities:
Collateral for securities on loan	55,623	15,435		178,358		1,413		14,030
Unrealized depreciation on open forward currency contracts	—	—		—		—		—
Unrealized depreciation on unfunded commitments	—	—		—		—		—
Payables for:
Purchases of investments	9,878	3,247		29,439		1,065		106,256
Repurchases of fund’s shares	6,753	377		15,313		332		1,090
Investment advisory services	1,835	540		7,120		116		199
Insurance administrative fees	707	124		1,057		76		343
Services provided by related parties	1,023	297		3,648		66		136
Trustees’ deferred compensation	99	25		535		14		7
Closed forward currency contracts	—	—		—		—		—
Variation margin on futures contracts	—	—		—		—		19
Variation margin on centrally cleared swap contracts	—	—		—		—		86
Non-U.S. taxes	110	664		1,513		74		613
Other	12	172		406		132		37
	76,040	20,881		237,389		3,288		122,816
Net assets at June 30, 2022	$9,298,479	$1,729,600		$32,768,760		$292,740		$1,097,610

Net assets consist of:
Capital paid in on shares of beneficial interest	$7,812,795	$1,591,060		$21,570,621		$319,949		$1,002,592
Total distributable earnings (accumulated loss)	1,485,684	138,540		11,198,139		(27,209)		95,018
Net assets at June 30, 2022	$9,298,479	$1,729,600		$32,768,760		$292,740		$1,097,610

Investment securities on loan, at value	$81,124	$16,355		$171,950		$2,221		$13,384
Investment securities, at cost
Unaffiliated issuers	7,699,509	1,516,294		21,378,607		294,213		915,374
Affiliated issuers	405,592	82,945		2,303,148		22,014		137,500
Cash denominated in currencies other than U.S. dollars, at cost	—	282		—	*	551		144

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

248	American Funds Insurance Series

Financial statements (continued)

Statements of assets and liabilities at June 30, 2022 (continued)	unaudited (dollars in thousands)

	Asset Allocation Fund	American Funds Global Balanced Fund†		The Bond Fund of America		Capital World Bond Fund		American High-Income Trust
Assets:
Investment securities, at value:
Unaffiliated issuers	$22,412,782	$369,158		$10,721,189		$1,519,026		$812,689
Affiliated issuers	3,754,317	12,688		2,002,964		100,175		22,060
Cash	2,723	87		10,237		658		497
Cash collateral received for securities on loan	5,530	400		—		—		—
Cash collateral pledged for futures contracts	—	—		—		—		149
Cash collateral pledged for swap contracts	—	—		—		—		891
Cash denominated in currencies other than U.S. dollars	662	67		—	*	1,599		—	*
Unrealized appreciation on open forward currency contracts	—	103		293		6,655		—
Receivables for:
Sales of investments	1,188,210	8,277		2,906,701		92,109		3,062
Sales of fund’s shares	3,466	384		4,586		125		166
Dividends and interest	66,983	1,673		63,679		10,132		13,847
Closed forward currency contracts	—	18		75		32		—
Variation margin on futures contracts	3,827	117		11,937		2,603		—
Variation margin on centrally cleared swap contracts	76	85		1,064		1,056		33
Securities lending income	3	—	*	—		—		—
Currency translations	20	—		14		—		—
Other	—	—		—		—		3
	27,438,599	393,057		15,722,739		1,734,170		853,397
Liabilities:
Collateral for securities on loan	55,304	4,005		—		—		—
Unrealized depreciation on open forward currency contracts	—	459		470		4,636		—
Unrealized depreciation on unfunded commitments	3	—		—		—	*	1
Payables for:
Purchases of investments	2,383,471	12,611		4,714,650		141,486		2,409
Repurchases of fund’s shares	13,987	73		30,770		2,607		631
Investment advisory services	5,603	138		1,475		568		193
Insurance administrative fees	3,473	75		583		37		49
Services provided by related parties	2,651	66		1,083		224		156
Trustees’ deferred compensation	306	4		126		26		33
Closed forward currency contracts	—	4		576		1,476		—
Variation margin on futures contracts	5,748	51		3,238		928		46
Variation margin on centrally cleared swap contracts	5	12		848		112		2
Non-U.S. taxes	2,863	52		12		72		—
Other	180	29		10		282		1
	2,473,594	17,579		4,753,841		152,454		3,521
Net assets at June 30, 2022	$24,965,005	$375,478		$10,968,898		$1,581,716		$849,876

Net assets consist of:
Capital paid in on shares of beneficial interest	$20,087,583	$332,943		$12,050,340		$1,900,155		$1,195,797
Total distributable earnings (accumulated loss)	4,877,422	42,535		(1,081,442)		(318,439)		(345,921)
Net assets at June 30, 2022	$24,965,005	$375,478		$10,968,898		$1,581,716		$849,876

Investment securities on loan, at value	$53,318	$3,814		$—		$—		$—
Investment securities, at cost
Unaffiliated issuers	18,483,563	376,377		11,470,544		1,784,429		914,920
Affiliated issuers	4,024,178	12,688		2,003,265		100,186		22,062
Cash denominated in currencies other than U.S. dollars, at cost	662	67		—	*	1,567		—	*

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series	249

Financial statements (continued)

Statements of assets and liabilities at June 30, 2022 (continued)	unaudited (dollars in thousands)

	American Funds Mortgage Fund	Ultra-Short Bond Fund		U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$138,373	$416,230		$2,213,282	$19,464	$4,735
Affiliated issuers	—	—		—	431,775	124,703
Cash	2,771	9,108		47,433	—	—
Cash collateral received for securities on loan	—	—		—	—	—
Cash collateral pledged for futures contracts	—	—		—	17,380	3,515
Cash collateral pledged for swap contracts	—	—		—	—	—
Cash denominated in currencies other than U.S. dollars	—	—		—	—	—
Unrealized appreciation on open forward currency contracts	—	—		—	—	—
Receivables for:
Sales of investments	90,181	—		816,236	—	167
Sales of fund’s shares	3	18		1,287	332	—	*
Dividends and interest	196	9		3,874	18	4
Closed forward currency contracts	—	—		—	—	—
Variation margin on futures contracts	171	—		5,437	2,853	464
Variation margin on centrally cleared swap contracts	—	—		1,379	—	—
Securities lending income	—	—		—	—	—
Currency translations	—	—		—	—	—
Other	—	—		—	—	—
	231,695	425,365		3,088,928	471,822	133,588
Liabilities:
Collateral for securities on loan	—	—		—	—	—
Unrealized depreciation on open forward currency contracts	—	—		—	—	—
Unrealized depreciation on unfunded commitments	—	—		—	—	—
Payables for:
Purchases of investments	138,358	—		1,436,179	228	334
Repurchases of fund’s shares	179	1,130		6,505	86	177
Investment advisory services	13	88		238	39	11
Insurance administrative fees	26	42		132	310	88
Services provided by related parties	21	86		329	94	27
Trustees’ deferred compensation	3	12		45	3	1
Closed forward currency contracts	—	—		—	—	—
Variation margin on futures contracts	21	—		2,583	50	—
Variation margin on centrally cleared swap contracts	20	—		1,490	—	—
Non-U.S. taxes	—	—		—	—	—
Other	1	—	*	2	—	—
	138,642	1,358		1,447,503	810	638
Net assets at June 30, 2022	$93,053	$424,007		$1,641,425	$471,012	$132,950

Net assets consist of:
Capital paid in on shares of beneficial interest	$99,468	$424,284		$1,766,549	$468,687	$155,472
Total distributable earnings (accumulated loss)	(6,415)	(277)		(125,124)	2,325	(22,522)
Net assets at June 30, 2022	$93,053	$424,007		$1,641,425	$471,012	$132,950

Investment securities on loan, at value	$—	$—		$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	140,617	416,305		2,268,542	19,450	4,344
Affiliated issuers	—	—		—	555,457	153,029
Cash denominated in currencies other than U.S. dollars, at cost	—	—		—	—	—

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

250	American Funds Insurance Series

Financial statements (continued)

Statements of assets and liabilities at June 30, 2022 (continued)	unaudited (dollars in thousands)

	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$10,196	$68,566	$70,604
Affiliated issuers	301,696	2,042,639	2,167,258
Cash	—	—	—
Cash collateral received for securities on loan	—	—	—
Cash collateral pledged for futures contracts	8,656	55,400	48,020
Cash collateral pledged for swap contracts	—	—	—
Cash denominated in currencies other than U.S. dollars	—	—	—
Unrealized appreciation on open forward currency contracts	—	—	—
Receivables for:
Sales of investments	151	17,100	833
Sales of fund’s shares	324	82	912
Dividends and interest	9	61	62
Closed forward currency contracts	—	—	—
Variation margin on futures contracts	1,434	9,296	7,885
Variation margin on centrally cleared swap contracts	—	—	—
Securities lending income	—	—	—
Currency translations	—	—	—
Other	—	—	—
	322,466	2,193,144	2,295,574
Liabilities:
Collateral for securities on loan	—	—	—
Unrealized depreciation on open forward currency contracts	—	—	—
Unrealized depreciation on unfunded commitments	—	—	—
Payables for:
Purchases of investments	304	—	408
Repurchases of fund’s shares	162	9,501	1,359
Investment advisory services	27	183	192
Insurance administrative fees	206	1,420	1,504
Services provided by related parties	64	57	473
Trustees’ deferred compensation	3	14	29
Closed forward currency contracts	—	—	—
Variation margin on futures contracts	31	249	137
Variation margin on centrally cleared swap contracts	—	—	—
Non-U.S. taxes	—	—	—
Other	—	—	—
	797	11,424	4,102
Net assets at June 30, 2022	$321,669	$2,181,720	$2,291,472

Net assets consist of:
Capital paid in on shares of beneficial interest	$310,223	$1,998,424	$2,131,911
Total distributable earnings (accumulated loss)	11,446	183,296	159,561
Net assets at June 30, 2022	$321,669	$2,181,720	$2,291,472

Investment securities on loan, at value	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	10,227	67,635	71,723
Affiliated issuers	335,521	2,147,811	2,302,803
Cash denominated in currencies other than U.S. dollars, at cost	—	—	—

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series	251

Financial statements (continued)

Statements of assets and liabilities at June 30, 2022 (continued)	unaudited (dollars and shares in thousands, except per-share amounts)

		Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$3,071,738	$914,638	$13,552,095	$3,225,915	$1,674,369
	Shares outstanding	105,650	58,560	176,909	212,710	76,062
	Net asset value per share	$29.07	$15.62	$76.61	$15.17	$22.01
Class 1A:	Net assets	$13,704	$3,963	$173,259	$9,994	$9,456
	Shares outstanding	474	257	2,283	663	432
	Net asset value per share	$28.92	$15.43	$75.90	$15.08	$21.89
Class 2:	Net assets	$3,232,769	$1,751,492	$14,922,706	$3,195,094	$790,334
	Shares outstanding	112,728	118,728	197,300	211,908	36,381
	Net asset value per share	$28.68	$14.75	$75.63	$15.08	$21.72
Class 3:	Net assets			$197,873	$15,712
	Shares outstanding	Not applicable	Not applicable	2,559	1,033	Not applicable
	Net asset value per share			$77.33	$15.20
Class 4:	Net assets	$552,535	$249,158	$2,330,238	$366,899	$714,840
	Shares outstanding	19,465	16,897	31,566	24,733	33,206
	Net asset value per share	$28.39	$14.75	$73.82	$14.83	$21.53

		Washington Mutual Investors Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$5,471,389	$551,274	$19,411,798	$12,468	$553,316
	Shares outstanding	446,456	48,641	397,825	1,422	50,880
	Net asset value per share	$12.26	$11.33	$48.79	$8.77	$10.87
Class 1A:	Net assets	$56,598	$5,728	$27,222	$4,311	$9,489
	Shares outstanding	4,660	509	561	505	873
	Net asset value per share	$12.15	$11.26	$48.48	$8.54	$10.86
Class 2:	Net assets	$2,775,264	$991,352	$11,635,400	$163,644	$11,854
	Shares outstanding	230,859	87,806	242,284	19,183	1,091
	Net asset value per share	$12.02	$11.29	$48.02	$8.53	$10.87
Class 3:	Net assets			$126,119
	Shares outstanding	Not applicable	Not applicable	2,581	Not applicable	Not applicable
	Net asset value per share			$48.87
Class 4:	Net assets	$995,228	$181,246	$1,568,221	$112,317	$522,951
	Shares outstanding	83,648	16,461	33,169	13,374	48,191
	Net asset value per share	$11.90	$11.01	$47.28	$8.40	$10.85

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

252	American Funds Insurance Series

Financial statements (continued)

Statements of assets and liabilities at June 30, 2022 (continued)	unaudited (dollars and shares in thousands, except per-share amounts)

		Asset Allocation Fund	American Funds Global Balanced Fund†	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$15,266,002	$98,957	$6,877,449	$707,799	$228,487
	Shares outstanding	696,452	8,074	693,170	72,900	25,889
	Net asset value per share	$21.92	$12.26	$9.92	$9.71	$8.83
Class 1A:	Net assets	$21,109	$2,586	$200,199	$1,204	$1,157
	Shares outstanding	968	212	20,303	125	132
	Net asset value per share	$21.81	$12.21	$9.86	$9.67	$8.79
Class 2:	Net assets	$4,341,707	$162,176	$3,092,284	$817,261	$540,450
	Shares outstanding	200,876	13,276	316,453	84,949	62,576
	Net asset value per share	$21.61	$12.22	$9.77	$9.62	$8.64
Class 3:	Net assets	$29,083				$8,556
	Shares outstanding	1,326	Not applicable	Not applicable	Not applicable	965
	Net asset value per share	$21.94				$8.86
Class 4:	Net assets	$5,307,104	$111,759	$798,966	$55,452	$71,226
	Shares outstanding	247,514	9,266	82,157	5,833	7,491
	Net asset value per share	$21.44	$12.06	$9.72	$9.51	$9.51

		American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$1,111	$46,938	$254,823
	Shares outstanding	112	4,162	23,613	Not applicable	Not applicable
	Net asset value per share	$9.91	$11.28	$10.79
Class 1A:	Net assets	$1,857	$10	$4,120
	Shares outstanding	190	1	384	Not applicable	Not applicable
	Net asset value per share	$9.80	$11.28	$10.75
Class 2:	Net assets	$50,207	$297,166	$1,169,880
	Shares outstanding	5,113	27,207	109,841	Not applicable	Not applicable
	Net asset value per share	$9.82	$10.92	$10.65
Class 3:	Net assets		$4,774	$7,862
	Shares outstanding	Not applicable	431	727	Not applicable	Not applicable
	Net asset value per share		$11.06	$10.81
Class 4:	Net assets	$39,878	$75,119	$204,740
	Shares outstanding	4,111	6,844	19,258	Not applicable	Not applicable
	Net asset value per share	$9.70	$10.98	$10.63
Class P1:	Net assets				$9,287	$1,808
	Shares outstanding	Not applicable	Not applicable	Not applicable	781	209
	Net asset value per share				$11.89	$8.65
Class P2:	Net assets				$461,725	$131,142
	Shares outstanding	Not applicable	Not applicable	Not applicable	39,177	15,232
	Net asset value per share				$11.79	$8.61

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series	253

Financial statements (continued)

Statements of assets and liabilities at June 30, 2022 (continued)	unaudited (dollars and shares in thousands, except per-share amounts)

		Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class P1:	Net assets	$2,623	$1,904,828	$6,706
	Shares outstanding	226	148,869	538
	Net asset value per share	$11.58	$12.80	$12.46
Class P2:	Net assets	$319,046	$276,892	$2,284,766
	Shares outstanding	27,707	21,780	188,687
	Net asset value per share	$11.51	$12.71	$12.11

*	Amount less than one thousand.
†	Formerly Global Balanced Fund.

Refer to the notes to financial statements.

254	American Funds Insurance Series

Financial statements (continued)

Statements of operations for the six months ended June 30, 2022	unaudited (dollars in thousands)

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$52,619	$15,408	$151,429	$86,055	$36,438
Affiliated issuers	1,427	606	3,145	1,992	640
	54,046	16,014	154,574	88,047	37,078
Interest from unaffiliated issuers	—	24	896	—	3,562
European Union withholding tax reclaims	353	—	318	—	175
Interest from European Union withholding tax reclaims	64	—	22	—	14
Securities lending income (net of fees)	66	983	387	904	148
	54,529	17,021	156,197	88,951	40,977
Fees and expenses[1]:
Investment advisory services	19,510	11,933	57,724	19,156	11,907
Distribution services	5,450	2,948	26,226	5,107	2,120
Insurance administrative services	802	367	3,580	530	1,006
Transfer agent services	1	— [2]	3	1	— [2]
Administrative services	1,187	522	5,575	1,169	544
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	41	24	125	48	16
Registration statement and prospectus	14	10	100	41	10
Trustees’ compensation	2	2	12	2	1
Auditing and legal	16	34	33	28	49
Custodian	425	239	210	702	411
Other	4	28	18	4	27
Total fees and expenses before waivers/reimbursement	27,452	16,107	93,606	26,788	16,091
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	1,313	259	1	—	2,654
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers/reimbursement of fees and expenses	1,313	259	1	—	2,654
Total fees and expenses after waivers/reimbursement	26,139	15,848	93,605	26,788	13,437
Net investment income (loss)	28,390	1,173	62,592	62,163	27,540
Net realized gain (loss) and unrealized depreciation:
Net realized gain (loss)[1] on:
Investments in:
Unaffiliated issuers	310,668	86,912	1,244,591	(205,118)	56,774
Affiliated issuers	(20)	6	1	20	(9)
Futures contracts	—	—	—	—	202
Forward currency contracts	—	—	—	—	298
Swap contracts	—	—	—	—	—
Currency transactions	(1,052)	(25)	73	(1,170)	82
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	309,596	86,893	1,244,665	(206,268)	57,347
Net unrealized (depreciation) appreciation[1] on:
Investments in:
Unaffiliated issuers	(3,004,456)	(1,445,472)	(14,552,959)	(1,849,354)	(1,088,052)
Affiliated issuers	(159)	(18,993)	(420)	(230)	(61)
Futures contracts	—	—	—	—	78
Forward currency contracts	—	—	—	—	59
Swap contracts	—	—	—	—	—
Currency translations	221	520	(56)	1,077	300
	(3,004,394)	(1,463,945)	(14,553,435)	(1,848,507)	(1,087,676)
Net realized gain (loss) and unrealized depreciation	(2,694,798)	(1,377,052)	(13,308,770)	(2,054,775)	(1,030,329)
Net decrease in net assets resulting from operations	$(2,666,408)	$(1,375,879)	$(13,246,178)	$(1,992,612)	$(1,002,789)

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series	255

Financial statements (continued)

Statements of operations for the six months ended June 30, 2022 (continued)	unaudited (dollars in thousands)

	Washington Mutual Investors Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$115,274	$30,016	$300,024	$7,332	$17,853
Affiliated issuers	823	172	4,194	52	587
	116,097	30,188	304,218	7,384	18,440
Interest from unaffiliated issuers	—	71	1,023	—	2,310
European Union withholding tax reclaims	—	—	3,322	430	—
Interest from European Union withholding tax reclaims	—	—	292	35	—
Securities lending income (net of fees)	190	103	572	11	50
	116,287	30,362	309,427	7,860	20,800
Fees and expenses[1]:
Investment advisory services	19,627	5,497	46,863	1,023	2,446
Distribution services	5,174	1,697	18,949	383	698
Insurance administrative services	1,479	260	2,207	158	695
Transfer agent services	1	— [2]	3	— [2]	— [2]
Administrative services	1,546	297	5,574	49	169
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	24	13	118	3	4
Registration statement and prospectus	24	3	73	1	1
Trustees’ compensation	1	— [2]	8	1	— [2]
Auditing and legal	7	19	36	20	17
Custodian	174	195	241	1	42
Other	4	1	17	— [2]	1
Total fees and expenses before waivers/reimbursement	28,061	7,982	74,089	1,639	4,073
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	7,920	1,907	—	281	1,206
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers/reimbursement of fees and expenses	7,920	1,907	—	281	1,206
Total fees and expenses after waivers/reimbursement	20,141	6,075	74,089	1,358	2,867
Net investment income (loss)	96,146	24,287	235,338	6,502	17,933
Net realized gain (loss) and unrealized depreciation:
Net realized gain (loss)[1] on:
Investments in:
Unaffiliated issuers	164,986	(23,930)	1,718,892	(8,722)	10,932
Affiliated issuers	(19)	(13)	(29)	(2)	(4)
Futures contracts	—	—	—	—	(3,291)
Forward currency contracts	—	—	—	—	6
Swap contracts	—	—	—	—	1,590
Currency transactions	(14)	48	(662)	(40)	24
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	164,953	(23,895)	1,718,201	(8,764)	9,257
Net unrealized (depreciation) appreciation[1] on:
Investments in:
Unaffiliated issuers	(1,682,419)	(467,259)	(10,132,517)	(67,920)	(135,663)
Affiliated issuers	(96)	(7)	(465)	(6)	(4,757)
Futures contracts	—	—	—	—	(1,259)
Forward currency contracts	—	—	—	1	(2)
Swap contracts	—	—	—	—	(39)
Currency translations	(6)	(116)	(290)	(119)	(34)
	(1,682,521)	(467,382)	(10,133,272)	(68,044)	(141,754)
Net realized gain (loss) and unrealized depreciation	(1,517,568)	(491,277)	(8,415,071)	(76,808)	(132,497)
Net decrease in net assets resulting from operations	$(1,421,422)	$(466,990)	$(8,179,733)	$(70,306)	$(114,564)

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

256	American Funds Insurance Series

Financial statements (continued)

Statements of operations for the six months ended June 30, 2022 (continued)	unaudited (dollars in thousands)

	Asset Allocation Fund	American Funds Global Balanced Fund[3]	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$200,577	$3,865	$—	$57	$1,489
Affiliated issuers	25,018	41	3,972	255	68
	225,595	3,906	3,972	312	1,557
Interest from unaffiliated issuers	88,223	1,397	171,964	24,488	26,212
European Union withholding tax reclaims	32	—	—	—	—
Interest from European Union withholding tax reclaims	9	—	—	—	—
Securities lending income (net of fees)	143	3	—	—	—
	314,002	5,306	175,936	24,800	27,769
Fees and expenses[1]:
Investment advisory services	36,448	1,233	20,827	4,458	2,176
Distribution services	13,348	383	5,248	1,208	874
Insurance administrative services	7,262	158	1,128	77	103
Transfer agent services	2	— [2]	1	— [2]	— [2]
Administrative services	4,146	62	1,753	265	142
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	59	3	38	13	11
Registration statement and prospectus	35	— [2]	203	3	1
Trustees’ compensation	4	— [2]	2	1	— [2]
Auditing and legal	25	4	9	3	3
Custodian	466	24	41	51	7
Other	12	— [2]	5	1	8
Total fees and expenses before waivers/reimbursement	61,807	1,867	29,255	6,080	3,325
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	—	7	11,103	611	826
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers/reimbursement of fees and expenses	—	7	11,103	611	826
Total fees and expenses after waivers/reimbursement	61,807	1,860	18,152	5,469	2,499
Net investment income (loss)	252,195	3,446	157,784	19,331	25,270
Net realized gain (loss) and unrealized depreciation:
Net realized gain (loss)[1] on:
Investments in:
Unaffiliated issuers	945,041	48,478	(388,051)	(40,223)	(13,976)
Affiliated issuers	(14,361)	(2)	(83)	(10)	(4)
Futures contracts	52,273	367	(59,525)	(3,835)	1,276
Forward currency contracts	—	(537)	1,385	(15,990)	—
Swap contracts	159	246	28,306	2,059	326
Currency transactions	3,697	(206)	29	(2,051)	—
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	986,809	48,346	(417,939)	(60,050)	(12,378)
Net unrealized (depreciation) appreciation[1] on:
Investments in:
Unaffiliated issuers	(5,810,235)	(125,952)	(1,015,396)	(272,356)	(139,349)
Affiliated issuers	(234,524)	— [2]	(424)	(23)	(6)
Futures contracts	18,346	(115)	(14,940)	(1,107)	284
Forward currency contracts	—	(167)	178	1,537	—
Swap contracts	1,896	(488)	30,052	(2,288)	414
Currency translations	(52)	(14)	(8)	60	—
	(6,024,569)	(126,736)	(1,000,538)	(274,177)	(138,657)
Net realized gain (loss) and unrealized depreciation	(5,037,760)	(78,390)	(1,418,477)	(334,227)	(151,035)
Net decrease in net assets resulting from operations	$(4,785,565)	$(74,944)	$(1,260,693)	$(314,896)	$(125,765)

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series	257

Financial statements (continued)

Statements of operations for the six months ended June 30, 2022 (continued)	unaudited (dollars in thousands)

	American Funds Mortgage Fund	Ultra-Short Bond Fund		U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$—	$—		$—	$34	$8
Affiliated issuers	—	—		—	844	652
	—	—		—	878	660
Interest from unaffiliated issuers	886	912		26,161	—	—
European Union withholding tax reclaims	—	—		—	—	—
Interest from European Union withholding tax reclaims	—	—		—	—	—
Securities lending income (net of fees)	—	—		—	—	—
	886	912		26,161	878	660
Fees and expenses[1]:
Investment advisory services	216	554		3,040	390	110
Distribution services	118	410		1,861	637	180
Insurance administrative services	53	77		276	650	183
Transfer agent services	— [2]	—	[2]	— [2]	— [2]	—	[2]
Administrative services	17	56		268	—	—
Accounting and administrative services	—	—		—	27	23
Reports to shareholders	3	3		11	2	1
Registration statement and prospectus	— [2]	—	[2]	3	— [2]	—	[2]
Trustees’ compensation	— [2]	—	[2]	1	— [2]	—	[2]
Auditing and legal	— [2]	—	[2]	1	— [2]	—	[2]
Custodian	6	—	[2]	10	3	3
Other	— [2]	—	[2]	1	— [2]	—	[2]
Total fees and expenses before waivers/reimbursement	413	1,100		5,472	1,709	500
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	104	—		1,318	130	37
Miscellaneous fee reimbursement	—	—		—	—	1
Total waivers/reimbursement of fees and expenses	104	—		1,318	130	38
Total fees and expenses after waivers/reimbursement	309	1,100		4,154	1,579	462
Net investment income (loss)	577	(188)		22,007	(701)	198
Net realized gain (loss) and unrealized depreciation:
Net realized gain (loss)[1] on:
Investments in:
Unaffiliated issuers	(6,398)	—		(66,161)	(3,451)	(910)
Affiliated issuers	—	—		—	43,095	3,622
Futures contracts	(1,437)	—		(24,700)	14,927	5,625
Forward currency contracts	—	—		—	—	—
Swap contracts	3,125	—		21,128	—	—
Currency transactions	—	—		—	(84)	—	[2]
Capital gain distributions received from affiliated issuers	—	—		—	60,533	16,270
	(4,710)	—		(69,733)	115,020	24,607
Net unrealized (depreciation) appreciation[1] on:
Investments in:
Unaffiliated issuers	(3,005)	(77)		(73,958)	1,424	948
Affiliated issuers	—	—		—	(261,533)	(52,824)
Futures contracts	(98)	—		(6,365)	11,562	1,471
Forward currency contracts	—	—		—	—	—
Swap contracts	(1,705)	—		(9,288)	—	—
Currency translations	—	—		—	—	—
	(4,808)	(77)		(89,611)	(248,547)	(50,405)
Net realized gain (loss) and unrealized depreciation	(9,518)	(77)		(159,344)	(133,527)	(25,798)
Net decrease in net assets resulting from operations	$(8,941)	$(265)		$(137,337)	$(134,228)	$(25,600)

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

258	American Funds Insurance Series

Financial statements (continued)

Statements of operations for the six months ended June 30, 2022 (continued)	unaudited (dollars in thousands)

	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$19	$133	$139
Affiliated issuers	1,459	7,601	9,909
	1,478	7,734	10,048
Interest from unaffiliated issuers	—	—	—
European Union withholding tax reclaims	—	—	—
Interest from European Union withholding tax reclaims	—	—	—
Securities lending income (net of fees)	—	—	—
	1,478	7,734	10,048
Fees and expenses[1]:
Investment advisory services	255	1,785	1,883
Distribution services	423	376	3,130
Insurance administrative services	426	2,976	3,139
Transfer agent services	— [2]	— [2]	— [2]
Administrative services	—	—	—
Accounting and administrative services	24	45	46
Reports to shareholders	2	5	6
Registration statement and prospectus	— [2]	1	3
Trustees’ compensation	— [2]	— [2]	— [2]
Auditing and legal	— [2]	2	2
Custodian	3	3	3
Other	— [2]	1	1
Total fees and expenses before waivers/reimbursement	1,133	5,194	8,213
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	85	596	629
Miscellaneous fee reimbursement	—	—	—
Total waivers/reimbursement of fees and expenses	85	596	629
Total fees and expenses after waivers/reimbursement	1,048	4,598	7,584
Net investment income (loss)	430	3,136	2,464
Net realized gain (loss) and unrealized depreciation:
Net realized gain (loss)[1] on:
Investments in:
Unaffiliated issuers	(2,423)	(28,252)	(3,697)
Affiliated issuers	30,760	105,881	66,785
Futures contracts	4,515	7,863	(8,961)
Forward currency contracts	—	—	—
Swap contracts	—	—	—
Currency transactions	(41)	(269)	(189)
Capital gain distributions received from affiliated issuers	61,850	179,634	231,217
	94,661	264,857	285,155
Net unrealized (depreciation) appreciation[1] on:
Investments in:
Unaffiliated issuers	1,000	19,619	781
Affiliated issuers	(134,755)	(735,451)	(711,597)
Futures contracts	3,951	27,427	23,811
Forward currency contracts	—	—	—
Swap contracts	—	—	—
Currency translations	—	—	—
	(129,804)	(688,405)	(687,005)
Net realized gain (loss) and unrealized depreciation	(35,143)	(423,548)	(401,850)
Net decrease in net assets resulting from operations	$(34,713)	$(420,412)	$(399,386)

[1]	Additional information related to non-U.S. taxes and class-specific fees and expenses is included in the notes to financial statements.
[2]	Amount less than one thousand.
[3]	Formerly Global Balanced Fund.

Refer to the notes to financial statements.

American Funds Insurance Series	259

Financial statements (continued)

Statements of changes in net assets	(dollars in thousands)

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund
	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021
Operations:
Net investment income (loss)	$28,390	$36,408	$1,173	$(11,335)	$62,592	$87,664
Net realized gain (loss)	309,596	846,935	86,893	1,098,836	1,244,665	5,061,178
Net unrealized (depreciation) appreciation	(3,004,394)	485,952	(1,463,945)	(710,657)	(14,553,435)	3,147,345
Net (decrease) increase in net assets resulting from operations	(2,666,408)	1,369,295	(1,375,879)	376,844	(13,246,178)	8,296,187

Distributions paid to shareholders	(851,026)	(486,343)	(1,091,116)	(123,155)	(5,032,276)	(5,437,958)

Net capital share transactions	797,600	466,658	809,325	(989,509)	4,048,879	3,623,473

Total (decrease) increase in net assets	(2,719,834)	1,349,610	(1,657,670)	(735,820)	(14,229,575)	6,481,702

Net assets:
Beginning of period	9,590,580	8,240,970	4,576,921	5,312,741	45,405,746	38,924,044
End of period	$6,870,746	$9,590,580	$2,919,251	$4,576,921	$31,176,171	$45,405,746

	International Fund		New World Fund		Washington Mutual Investors Fund
	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021
Operations:
Net investment income (loss)	$62,163	$147,317	$27,540	$32,010	$96,146	$173,016
Net realized gain (loss)	(206,268)	1,273,483	57,347	318,018	164,953	2,286,033
Net unrealized (depreciation) appreciation	(1,848,507)	(1,501,184)	(1,087,676)	(136,128)	(1,682,521)	81,431
Net (decrease) increase in net assets resulting from operations	(1,992,612)	(80,384)	(1,002,789)	213,900	(1,421,422)	2,540,480

Distributions paid to shareholders	(1,046,661)	(249,096)	(327,173)	(185,700)	(2,263,981)	(166,149)

Net capital share transactions	423,534	(832,025)	71,517	176,091	1,518,745	(488,260)

Total (decrease) increase in net assets	(2,615,739)	(1,161,505)	(1,258,445)	204,291	(2,166,658)	1,886,071

Net assets:
Beginning of period	9,429,353	10,590,858	4,447,444	4,243,153	11,465,137	9,579,066
End of period	$6,813,614	$9,429,353	$3,188,999	$4,447,444	$9,298,479	$11,465,137

Refer to the end of the statements of changes in net assets for footnotes.

Refer to the notes to financial statements.

260	American Funds Insurance Series

Financial statements (continued)

Statements of changes in net assets (continued)	(dollars in thousands)

	Capital World Growth and Income Fund		Growth-Income Fund		International Growth and Income Fund
	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021
Operations:
Net investment income (loss)	$24,287	$44,268	$235,338	$480,125	$6,502	$34,510
Net realized gain (loss)	(23,895)	410,057	1,718,201	3,512,628	(8,764)	357,845
Net unrealized (depreciation) appreciation	(467,382)	(139,980)	(10,133,272)	4,888,658	(68,044)	(342,815)
Net (decrease) increase in net assets resulting from operations	(466,990)	314,345	(8,179,733)	8,881,411	(70,306)	49,540

Distributions paid to shareholders	(421,092)	(90,172)	(3,562,421)	(915,114)	(145,919)	(14,532)

Net capital share transactions	234,027	(14,968)	1,558,429	(3,505,347)	130,423	(1,112,349)

Total (decrease) increase in net assets	(654,055)	209,205	(10,183,725)	4,460,950	(85,802)	(1,077,341)

Net assets:
Beginning of period	2,383,655	2,174,450	42,952,485	38,491,535	378,542	1,455,883
End of period	$1,729,600	$2,383,655	$32,768,760	$42,952,485	$292,740	$378,542

	Capital Income Builder		Asset Allocation Fund		American Funds Global Balanced Fund[2]
	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021
Operations:
Net investment income (loss)	$17,933	$32,730	$252,195	$496,078	$3,446	$4,583
Net realized gain (loss)	9,257	44,998	986,809	2,982,523	48,346	24,122
Net unrealized (depreciation) appreciation	(141,754)	81,302	(6,024,569)	990,457	(126,736)	17,602
Net (decrease) increase in net assets resulting from operations	(114,564)	159,030	(4,785,565)	4,469,058	(74,944)	46,307

Distributions paid to shareholders	(11,814)	(29,764)	(2,842,521)	(1,541,316)	(2,232)	(29,247)

Net capital share transactions	79,461	(81,691)	1,887,171	(1,879,473)	(14,722)	(4,816)

Total (decrease) increase in net assets	(46,917)	47,575	(5,740,915)	1,048,269	(91,898)	12,244

Net assets:
Beginning of period	1,144,527	1,096,952	30,705,920	29,657,651	467,376	455,132
End of period	$1,097,610	$1,144,527	$24,965,005	$30,705,920	$375,478	$467,376

Refer to the end of the statements of changes in net assets for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series	261

Financial statements (continued)

Statements of changes in net assets (continued)	(dollars in thousands)

	The Bond Fund of America		Capital World Bond Fund		American High-Income Trust
	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021
Operations:
Net investment income (loss)	$157,784	$215,953	$19,331	$42,586	$25,270	$47,176
Net realized gain (loss)	(417,939)	129,232	(60,050)	16,012	(12,378)	7,485
Net unrealized (depreciation) appreciation	(1,000,538)	(353,151)	(274,177)	(168,792)	(138,657)	21,386
Net (decrease) increase in net assets resulting from operations	(1,260,693)	(7,966)	(314,896)	(110,194)	(125,765)	76,047

Distributions paid to shareholders	(192,664)	(687,442)	(30,830)	(91,748)	(9,523)	(43,416)

Net capital share transactions	(764,324)	2,474,568	(157,566)	(51,795)	(67,271)	152,225

Total (decrease) increase in net assets	(2,217,681)	1,779,160	(503,292)	(253,737)	(202,559)	184,856

Net assets:
Beginning of period	13,186,579	11,407,419	2,085,008	2,338,745	1,052,435	867,579
End of period	$10,968,898	$13,186,579	$1,581,716	$2,085,008	$849,876	$1,052,435

	American Funds Mortgage Fund		Ultra-Short Bond Fund		U.S. Government Securities Fund
	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021
Operations:
Net investment income (loss)	$577	$1,555	$(188)	$(1,883)	$22,007	$26,482
Net realized gain (loss)	(4,710)	(90)	—	— [5]	(69,733)	(5,219)
Net unrealized (depreciation) appreciation	(4,808)	(2,808)	(77)	(4)	(89,611)	(36,820)
Net (decrease) increase in net assets resulting from operations	(8,941)	(1,343)	(265)	(1,887)	(137,337)	(15,557)

Distributions paid to shareholders	(499)	(13,157)	—	—	(7,653)	(209,728)

Net capital share transactions	(231,905)	29,279	91,611	(41,201)	(378,884)	236,927

Total (decrease) increase in net assets	(241,345)	14,779	91,346	(43,088)	(523,874)	11,642

Net assets:
Beginning of period	334,398	319,619	332,661	375,749	2,165,299	2,153,657
End of period	$93,053	$334,398	$424,007	$332,661	$1,641,425	$2,165,299

Refer to the end of the statements of changes in net assets for footnotes.

Refer to the notes to financial statements.

262	American Funds Insurance Series

Financial statements (continued)

Statements of changes in net assets (continued)	(dollars in thousands)

	Managed Risk Growth Fund		Managed Risk International Fund		Managed Risk Washington Mutual Investors Fund
	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021
Operations:
Net investment income (loss)	$(701)	$(392)	$198	$2,984	$430	$3,320
Net realized gain (loss)	115,020	93,312	24,607	654	94,661	15,848
Net unrealized (depreciation) appreciation	(248,547)	(21,491)	(50,405)	(10,287)	(129,804)	38,411
Net (decrease) increase in net assets resulting from operations	(134,228)	71,429	(25,600)	(6,649)	(34,713)	57,579

Distributions paid to shareholders	(85,304)	(27,384)	(3,368)	(931)	(3,925)	(6,019)

Net capital share transactions	93,951	(11,898)	583	(654)	(12,730)	(34,883)

Total (decrease) increase in net assets	(125,581)	32,147	(28,385)	(8,234)	(51,368)	16,677

Net assets:
Beginning of period	596,593	564,446	161,335	169,569	373,037	356,360
End of period	$471,012	$596,593	$132,950	$161,335	$321,669	$373,037

	Managed Risk Growth-Income Fund		Managed Risk Asset Allocation Fund
	Six months ended June 30, 2022[1]	Year ended December 31, 2021	Six months ended June 30, 2022[1]	Year ended December 31, 2021
Operations:
Net investment income (loss)	$3,136	$23,938	$2,464	$29,121
Net realized gain (loss)	264,857	49,377	285,155	133,738
Net unrealized (depreciation) appreciation	(688,405)	292,194	(687,005)	169,648
Net (decrease) increase in net assets resulting from operations	(420,412)	365,509	(399,386)	332,507

Distributions paid to shareholders	(74,065)	(68,168)	(121,640)	(38,227)

Net capital share transactions	8,625	(64,385)	(6,522)	(254,031)

Total (decrease) increase in net assets	(485,852)	232,956	(527,548)	40,249

Net assets:
Beginning of period	2,667,572	2,434,616	2,819,020	2,778,771
End of period	$2,181,720	$2,667,572	$2,291,472	$2,819,020

[1]	Unaudited.
[2]	Formerly Global Balanced Fund.
[3]	Amount less than one thousand.

Refer to the notes to financial statements.

American Funds Insurance Series	263

Notes to financial statements	unaudited

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company with 34 different funds (“the funds”), including 23 funds in the series covered in this report. The other 11 funds in the series are covered in separate reports. Six funds in the series are covered in the American Funds Insurance Series - Target Date Series report and five funds in the series are covered in the American Funds Insurance Series - Portfolio Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments — primarily exchange-traded options and futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.

The investment objective(s) for each fund covered in this report are as follows:

Global Growth Fund — To provide long-term growth of capital.

Global Small Capitalization Fund — To provide long-term growth of capital.

Growth Fund — To provide growth of capital.

International Fund — To provide long-term growth of capital.

New World Fund — To provide long-term capital appreciation.

Washington Mutual Investors Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Capital World Growth and Income Fund — To provide long-term growth of capital while providing current income.

Growth-Income Fund — To achieve long-term growth of capital and income.

International Growth and Income Fund — To provide long-term growth of capital while providing current income.

Capital Income Builder — The two primary objectives are (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The secondary objective is to provide growth of capital.

Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

American Funds Global Balanced Fund (formerly Global Balanced Fund) — Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

The Bond Fund of America — To provide as high a level of current income as is consistent with the preservation of capital.

Capital World Bond Fund — To provide, over the long term, a high level of total return consistent with prudent investment management.

American High-Income Trust — The primary objective is to provide a high level of current income. The secondary objective is capital appreciation.

264	American Funds Insurance Series

American Funds Mortgage Fund — To provide current income and preservation of capital.

Ultra-Short Bond Fund — To provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.

U.S. Government Securities Fund — To provide a high level of current income consistent with prudent investment risk and preservation of capital.

Managed Risk Growth Fund — To provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund — To provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Washington Mutual Investors Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund — To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either four or five share classes (Classes 1, 1A, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Cash — Cash may include amounts held in an interest bearing deposit facility.

Security transactions and related investment income — Security transactions are recorded by each fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, each fund will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables.

American Funds Insurance Series	265

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

266	American Funds Insurance Series

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds”), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.

The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following pages present the funds’ valuation levels as of June 30, 2022 (dollars in thousands):

American Funds Insurance Series	267

Global Growth Fund

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Information technology	$1,692,534	$—	$—		$1,692,534
Health care	1,141,809	—	—		1,141,809
Consumer discretionary	1,014,034	—	—		1,014,034
Consumer staples	601,888	—	—		601,888
Financials	591,871	—	—	*	591,871
Communication services	323,718	—	—		323,718
Industrials	322,261	—	—		322,261
Energy	210,349	—	—	*	210,349
Materials	180,570	—	—		180,570
Real estate	26,276	—	—		26,276
Utilities	9,456	—	—		9,456
Preferred securities	104,021	—	—		104,021
Short-term securities	650,104	—	—		650,104
Total	$6,868,891	$—	$—	*	$6,868,891

*	Amount less than one thousand.

Global Small Capitalization Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$568,036	$25,309	$1,093	$594,438
Industrials	476,093	—	—	476,093
Consumer discretionary	455,457	—	—	455,457
Health care	430,498	—	—	430,498
Financials	198,106	33,624	—	231,730
Materials	109,673	—	—	109,673
Consumer staples	89,696	—	—	89,696
Real estate	61,385	—	—	61,385
Communication services	61,038	—	—	61,038
Utilities	49,053	—	—	49,053
Energy	12,301	—	18,936	31,237
Preferred securities	5,942	—	20,705	26,647
Rights & warrants	—	13,750	—	13,750
Short-term securities	365,897	—	—	365,897
Total	$2,883,175	$72,683	$40,734	$2,996,592

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2022 (dollars in thousands):

	Beginning value at 1/1/2022	Transfers into Level 3*	Purchases	Sales	Net realized gain	Unrealized depreciation†	Transfers out of Level 3*	Ending value at 6/30/2022
Investment securities	$44,963	$—	$—	$—	$—	$(4,229)	$—	$40,734

Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2022								$(4,229)

*	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
†	Net unrealized depreciation is included in the related amounts on investments in the fund’s statement of operations.

268	American Funds Insurance Series

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 6/30/2022	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Common stocks	$20,029	Market comparable companies	Price/Cash flow multiple	6.1x	6.1x	Increase
			DLOM	16%	16%	Decrease
			EV/Sales multiple	7.0x	7.0x	Increase
Preferred securities	20,705	Transaction price	N/A	N/A	N/A	N/A
		Market comparable companies	EV/Sales multiple	7.0x - 15.2x	12.8x	Increase
			Net adjustment based on market comparables movement (decrease)	34%	34%	Decrease
			DLOM	10%	10%	Decrease
		Recent market information	Net adjustment based on market comparables movement (decrease)	75%	75%	Decrease
Total	$40,734

*	Weighted average is by relative fair value.
†	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations and symbols

DLOM = Discount for lack of marketability

EV = Enterprise value

Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$6,394,599	$—	$6,000	$6,400,599
Consumer discretionary	5,899,258	—	—	5,899,258
Health care	4,781,239	—	44,928	4,826,167
Communication services	4,639,224	—	—	4,639,224
Industrials	2,548,431	—	—	2,548,431
Financials	1,934,608	—	—	1,934,608
Energy	1,548,263	—	—	1,548,263
Materials	803,087	—	—	803,087
Consumer staples	684,760	—	—	684,760
Utilities	131,355	—	—	131,355
Real estate	34,023	—	—	34,023
Preferred securities	21,266	—	37,835	59,101
Convertible bonds & notes	—	—	7,084	7,084
Short-term securities	1,628,284	—	—	1,628,284
Total	$31,048,397	$—	$95,847	$31,144,244

American Funds Insurance Series	269

International Fund

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Industrials	$893,966	$—	$—		$893,966
Information technology	769,459	—	7,357		776,816
Financials	773,846	—	—		773,846
Health care	753,412	—	—		753,412
Energy	651,793	—	—		651,793
Materials	628,737	—	—		628,737
Consumer discretionary	603,139	—	—		603,139
Consumer staples	305,783	—	—		305,783
Communication services	238,436	—	—	*	238,436
Utilities	152,530	—	—		152,530
Real estate	46,413	—	—		46,413
Preferred securities	52,526	—	673		53,199
Rights & warrants	—	16,702	—		16,702
Short-term securities	981,097	—	—		981,097
Total	$6,851,137	$16,702	$8,030		$6,875,869

*	Amount less than one thousand.

New World Fund

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Information technology	$499,539	$—	$588		$500,127
Financials	381,073	—	—	*	381,073
Health care	372,282	—	—		372,282
Consumer discretionary	335,566	—	—	*	335,566
Industrials	283,135	—	—		283,135
Materials	247,617	—	—	*	247,617
Consumer staples	217,659	—	—	*	217,659
Communication services	155,041	—	—	*	155,041
Energy	134,793	2,515	—	*	137,308
Real estate	53,460	—	—		53,460
Utilities	49,418	—	—		49,418
Preferred securities	18,576	—	11,241		29,817
Rights & warrants	58	668	—		726
Bonds, notes & other debt instruments	—	103,688	—		103,688
Short-term securities	323,608	—	—		323,608
Total	$3,071,825	$106,871	$11,829		$3,190,525

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$160	$—	$—	$160
Unrealized appreciation on open forward currency contracts	—	40	—	40
Liabilities:
Unrealized depreciation on futures contracts	(118)	—	—	(118)
Unrealized depreciation on open forward currency contracts	—	(1)	—	(1)
Total	$42	$39	$—	$81

*	Amount less than one thousand.
†	Futures contracts and forward currency contracts are not included in the fund’s investment portfolio.

Washington Mutual Investors Fund

At June 30, 2022, all of the fund’s investment securities were classified as Level 1.

270	American Funds Insurance Series

Capital World Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Information technology	$292,238	$—	$—		$292,238
Financials	247,908	—	—	*	247,908
Health care	228,402	—	—		228,402
Industrials	183,901	—	—		183,901
Consumer discretionary	155,507	—	—		155,507
Consumer staples	131,250	—	—		131,250
Energy	104,884	2,338	—	*	107,222
Materials	106,750	—	—		106,750
Communication services	93,171	—	—	*	93,171
Utilities	50,071	478	—		50,549
Real estate	33,321	—	—		33,321
Preferred securities	7,949	—	—		7,949
Convertible stocks	2,354	—	—		2,354
Convertible bonds & notes	—	1,058	—		1,058
Bonds, notes & other debt instruments	—	5,745	—		5,745
Short-term securities	92,892	—	—		92,892
Total	$1,730,598	$9,619	$—	*	$1,740,217

*	Amount less than one thousand.

Growth-Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$6,492,561	$—	$—	$6,492,561
Health care	4,256,632	—	—	4,256,632
Industrials	3,988,247	—	—	3,988,247
Communication services	3,126,720	—	—	3,126,720
Financials	3,042,614	—	—	3,042,614
Consumer discretionary	2,606,142	—	—	2,606,142
Consumer staples	1,756,134	—	—	1,756,134
Energy	1,690,089	—	—	1,690,089
Utilities	1,037,932	—	—	1,037,932
Materials	966,570	—	—	966,570
Real estate	723,852	—	—	723,852
Convertible stocks	391,787	—	—	391,787
Bonds, notes & other debt instruments	—	6,325	—	6,325
Short-term securities	2,417,903	425,733	—	2,843,636
Total	$32,497,183	$432,058	$—	$32,929,241

American Funds Insurance Series	271

International Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Financials	$44,250	$—	—	*	$44,250
Consumer staples	36,462	—	—	*	36,462
Information technology	33,632	103	—		33,735
Consumer discretionary	32,879	—	—		32,879
Industrials	31,694	—	—		31,694
Health care	28,992	—	—		28,992
Energy	15,306	1,592	—	*	16,898
Communication services	14,390	—	—	*	14,390
Materials	13,679	—	—	*	13,679
Utilities	7,585	—	—		7,585
Real estate	6,674	—	—		6,674
Preferred securities	1,908	—	—		1,908
Short-term securities	22,923	—	—		22,923
Total	$290,374	$1,695	$—	*	$292,069

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$1	$—	$1

*	Amount less than one thousand.
†	Forward currency contracts are not included in the fund’s investment portfolio.

Capital Income Builder

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Financials	$135,409	$—	—	*	$135,409
Consumer staples	113,314	—	—		113,314
Health care	95,650	—	—		95,650
Information technology	88,228	—	—		88,228
Utilities	73,457	424	—		73,881
Real estate	73,764	—	—		73,764
Industrials	65,600	—	—		65,600
Energy	57,300	—	—	*	57,300
Communication services	35,852	—	—		35,852
Consumer discretionary	29,927	—	—		29,927
Materials	29,743	—	—		29,743
Preferred securities	506	—	—		506
Rights & warrants	4	—	—		4
Convertible stocks	7,131	—	—		7,131
Investment funds	28,752	—	—		28,752
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	103,892	—		103,892
Mortgage-backed obligations	—	68,366	88		68,454
Corporate bonds, notes & loans	—	20,102	—		20,102
Asset-backed obligations	—	7,504	—		7,504
Bonds & notes of governments & government agencies
outside the U.S.	—	762	—		762
Municipals	—	240	—		240
Short-term securities	112,559	—	—		112,559
Total	$947,196	$201,290	$88		$1,148,574

Refer to the next page for footnote.

272	American Funds Insurance Series

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$15	$—	$—	$15
Unrealized appreciation on centrally cleared interest rate swaps	—	1,757	—	1,757
Liabilities:
Unrealized depreciation on futures contracts	(1,042)	—	—	(1,042)
Unrealized depreciation on centrally cleared credit default swaps	—	(359)	—	(359)
Total	$(1,027)	$1,398	$—	$371

*	Amount less than one thousand.
†	Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Asset Allocation Fund

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Health care	$2,907,291	$—	$18,782		$2,926,073
Information technology	2,577,874	—	—		2,577,874
Financials	2,398,345	—	2,061		2,400,406
Consumer discretionary	1,953,699	—	—		1,953,699
Consumer staples	1,478,465	—	—		1,478,465
Industrials	1,406,108	—	—		1,406,108
Communication services	1,270,617	—	—		1,270,617
Materials	1,041,138	—	—		1,041,138
Energy	856,580	—	46		856,626
Real estate	561,840	—	—		561,840
Utilities	228,577	—	—		228,577
Preferred securities	—	—	144		144
Rights & warrants	—	—	—	*	—	*
Convertible stocks	—	—	50,000		50,000
Investment funds	1,393,740	—	—		1,393,740
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	2,010,085	—		2,010,085
Mortgage-backed obligations	—	1,677,030	—		1,677,030
Corporate bonds, notes & loans	—	1,491,998	6,038		1,498,036
Asset-backed obligations	—	358,128	5,755		363,883
Bonds & notes of governments & government agencies
outside the U.S.	—	38,798	—		38,798
Municipals	—	37,718	—		37,718
Short-term securities	2,396,242	—	—		2,396,242
Total	$20,470,516	$5,613,757	$82,826		$26,167,099

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$7,611	$—	$—	$7,611
Unrealized appreciation on centrally cleared credit default swaps	—	1,848	—	1,848
Liabilities:
Unrealized depreciation on futures contracts	(3,501)	—	—	(3,501)
Total	$4,110	$1,848	$—	$5,958

*	Amount less than one thousand.
†	Futures contracts and credit default swaps are not included in the fund’s investment portfolio.

American Funds Insurance Series	273

American Funds Global Balanced Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$34,013	$—	$—	$34,013
Health care	29,389	—	—	29,389
Industrials	29,122	—	—	29,122
Information technology	27,928	—	—	27,928
Utilities	20,693	—	—	20,693
Consumer staples	19,214	—	—	19,214
Communication services	13,797	—	—	13,797
Energy	13,157	—	—	13,157
Materials	13,056	—	—	13,056
Consumer discretionary	9,370	—	—	9,370
Real estate	7,949	—	—	7,949
Preferred securities	1,412	—	—	1,412
Convertible stocks	397	—	—	397
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	54,288	—	54,288
Bonds & notes of governments & government agencies outside the U.S.	—	52,832	—	52,832
Corporate bonds, notes & loans	—	20,236	—	20,236
Mortgage-backed obligations	—	8,956	—	8,956
Asset-backed obligations	—	1,627	—	1,627
Municipals	—	143	—	143
Short-term securities	15,272	8,995	—	24,267
Total	$234,769	$147,077	$—	$381,846

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$48	$—	$—	$48
Unrealized appreciation on open forward currency contracts	—	103	—	103
Unrealized appreciation on centrally cleared interest rate swaps	—	7	—	7
Liabilities:
Unrealized depreciation on futures contracts	(82)	—	—	(82)
Unrealized depreciation on open forward currency contracts	—	(459)	—	(459)
Unrealized depreciation on centrally cleared interest rate swaps	—	(654)	—	(654)
Unrealized depreciation on centrally cleared credit default swaps	—	(80)	—	(80)
Total	$(34)	$(1,083)	$—	$(1,117)

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

The Bond Fund of America

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$3,779,119	$—	$3,779,119
Corporate bonds, notes & loans	—	3,680,622	—	3,680,622
Mortgage-backed obligations	—	2,445,028	1,490	2,446,518
Asset-backed obligations	—	477,724	8,337	486,061
Municipals	—	178,538	—	178,538
Bonds & notes of governments & government agencies outside the U.S.	—	138,829	—	138,829
Federal agency bonds & notes	—	11,502	—	11,502
Short-term securities	2,002,964	—	—	2,002,964
Total	$2,002,964	$10,711,362	$9,827	$12,724,153

274	American Funds Insurance Series

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$11,018	$—	$—	$11,018
Unrealized appreciation on open forward currency contracts	—	293	—	293
Unrealized appreciation on centrally cleared interest rate swaps	—	13,225	—	13,225
Unrealized appreciation on centrally cleared credit default swaps	—	8,754	—	8,754
Liabilities:
Unrealized depreciation on futures contracts	(25,935)	—	—	(25,935)
Unrealized depreciation on open forward currency contracts	—	(470)	—	(470)
Unrealized depreciation on centrally cleared interest rate swaps	—	(2,838)	—	(2,838)
Total	$(14,917)	$18,964	$—	$4,047

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Capital World Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$269,416	$—	$269,416
Japanese yen	—	134,479	—	134,479
Chinese yuan renminbi	—	52,346	—	52,346
British pounds	—	50,066	—	50,066
Canadian dollars	—	38,056	—	38,056
Mexican pesos	—	36,030	—	36,030
Danish kroner	—	33,493	—	33,493
Australian dollars	—	32,740	—	32,740
Colombian pesos	—	15,808	—	15,808
Indonesian rupiah	—	10,794	—	10,794
Malaysian ringgits	—	8,811	—	8,811
Brazilian reais	—	8,573	—	8,573
Chilean pesos	—	7,667	—	7,667
South Korean won	—	7,495	—	7,495
Polish zloty	—	5,053	—	5,053
Russian rubles	—	4,830	—	4,830
South African rand	—	3,073	—	3,073
Peruvian nuevos soles	—	1,382	—	1,382
Indian rupees	—	1,148	—	1,148
Hungarian forints	—	1,032	—	1,032
Romanian leu	—	962	—	962
Ukrainian hryvnia	—	634	—	634
Norwegian kroner	—	620	—	620
U.S. dollars	—	793,574	637	794,211
Preferred securities	—	—	15	15
Common stocks	289	—	3	292
Short-term securities	100,175	—	—	100,175
Total	$100,464	$1,518,082	$655	$1,619,201

American Funds Insurance Series	275

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$933	$—	$—	$933
Unrealized appreciation on open forward currency contracts	—	6,655	—	6,655
Unrealized appreciation on centrally cleared interest rate swaps	—	33	—	33
Unrealized appreciation on centrally cleared credit default swaps	—	3,014	—	3,014
Liabilities:
Unrealized depreciation on futures contracts	(2,216)	—	—	(2,216)
Unrealized depreciation on open forward currency contracts	—	(4,636)	—	(4,636)
Unrealized depreciation on centrally cleared interest rate swaps	—	(9,273)	—	(9,273)
Total	$(1,283)	$(4,207)	$—	$(5,490)

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

American High-Income Trust

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$763,380	$3,830	$767,210
Mortgage-backed obligations	—	—	631	631
Asset-backed obligations	—	129	—	129
Convertible bonds & notes	—	430	79	509
Convertible stocks	320	473	—	793
Common stocks	11,236	1,794	26,150	39,180
Preferred securities	—	2,295	326	2,621
Rights & warrants	316	1,293	7	1,616
Short-term securities	22,060	—	—	22,060
Total	$33,932	$769,794	$31,023	$834,749

	Other investments[1]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$73	$—	$—	$73
Unrealized appreciation on centrally cleared credit default swaps	—	421	—	421
Total	$73	$421	$—	$494

[1]	Futures contracts and credit default swaps are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2022 (dollars in thousands):

	Beginning value at 1/1/2022	Transfers into Level 3[2]	Purchases	Sales	Net realized gain[3]	Unrealized depreciation[3]	Transfers out of Level 3[2]	Ending value at 6/30/2022
Investment securities	$40,411	$—	$938	$(11,070)	$879	$(135)	$—	$31,023
Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2022								$1,383

[2]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
[3]	Net realized gain and unrealized depreciation are included in the related amounts on investments in the fund’s statement of operations.

276	American Funds Insurance Series

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 6/30/2022	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Bonds, notes & other debt instruments	$4,461	Estimated recovery value	Expected proceeds	N/A	N/A	N/A
			Vendor price	N/A	N/A	N/A
		Yield analysis	Yield	11.7% - 13.4%	12.7%	Decrease
		Transaction price	N/A	N/A	N/A	N/A
			Net adjustment based on market comparables movement (decrease)	10%	10%	Decrease
Convertible bonds & notes	79	Transaction price	N/A	N/A	N/A	N/A
Common stocks	26,150	Estimated recovery value	N/A	N/A	N/A	N/A
			Exchange terms	N/A	N/A	N/A
			Risk discount	90%	90%	Decrease
			Net adjustment based on market comparables (decrease)	20%	20%	Decrease
		Market comparable companies	EV/EBITDA multiple	2.0x - 4.8x	3.1x	Increase
			EV/EBITDA less CapEx multiple	10.5x	10.5x	Increase
			DLOM	18%	18%	Decrease
		Recent market information	Broker quote	N/A	N/A	N/A
			Quoted price	N/A	N/A	N/A
			Corporate action terms	N/A	N/A	N/A
			DLOM	15%	15%	Decrease
Preferred securities	326	Market comparable companies	EV/EBITDA multiple	3.5x	3.5x	Increase
			DLOM	30%	30%	Decrease
Rights & warrants	7	Recent market information	Broker quote	N/A	N/A	N/A
Total	$31,023

*	Weighted average is by relative fair value.
†	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

CapEx = Capital expenditures

DLOM = Discount for lack of marketability

EBITDA = Earnings before income taxes, depreciation and amortization

EV = Enterprise value

American Funds Insurance Series	277

American Funds Mortgage Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$68,996	$—	$68,996
U.S. Treasury bonds & notes	—	14,204	—	14,204
Asset-backed obligations	—	4,040	—	4,040
Bonds & notes of governments & government agencies outside the U.S.	—	515	—	515
Federal agency bonds & notes	—	248	—	248
Short-term securities	—	50,370	—	50,370
Total	$—	$138,373	$—	$138,373

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$40	$—	$—	$40
Unrealized appreciation on centrally cleared interest rate swaps	—	670	—	670
Liabilities:
Unrealized depreciation on futures contracts	(134)	—	—	(134)
Total	$(94)	$670	$—	$576

*	Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

Ultra-Short Bond Fund

At June 30, 2022, all of the fund’s investment securities were classified as Level 2.

U.S. Government Securities Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$761,452	$—	$761,452
U.S. Treasury bonds & notes	—	610,788	—	610,788
Federal agency bonds & notes	—	123,778	—	123,778
Short-term securities	—	717,264	—	717,264
Total	$—	$2,213,282	$—	$2,213,282

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$11,906	$—	$—	$11,906
Unrealized appreciation on centrally cleared interest rate swaps	—	23,368	—	23,368
Liabilities:
Unrealized depreciation on futures contracts	(17,662)	—	—	(17,662)
Unrealized depreciation on centrally cleared interest rate swaps	—	(16,563)	—	(16,563)
Total	$(5,756)	$6,805	$—	$1,049

*	Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

Managed Risk Growth Fund

At June 30, 2022, all of the fund’s investments were classified as Level 1.

Managed Risk International Fund

At June 30, 2022, all of the fund’s investments were classified as Level 1.

278	American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund

At June 30, 2022, all of the fund’s investments were classified as Level 1.

Managed Risk Growth-Income Fund

At June 30, 2022, all of the fund’s investments were classified as Level 1.

Managed Risk Asset Allocation Fund

At June 30, 2022, all of the fund’s investments were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of a fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — The value of a fund’s securities and income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign

American Funds Insurance Series	279

withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries tend to have less developed political, economic and legal systems and accounting and auditing practices and standards than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in developing countries may be limited, incomplete or inaccurate, and there may be fewer rights and remedies available to the fund and its shareholders. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, developing countries are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems and accounting and auditing practices and standards than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and there may be fewer rights and remedies available to a fund and its shareholders. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of a fund’s securities could cause the value of a fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

280	American Funds Insurance Series

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose a fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Currency — The prices of, and the income generated by, many debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in future delivery contracts — A fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of a fund.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce a fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to a fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

American Funds Insurance Series	281

Investing in repurchase agreements — Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of a fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield and, given the current low interest rate environment, risks associated with rising rates are currently heightened.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification risk — As nondiversified funds, certain funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding could adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

282	American Funds Insurance Series

Management — The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks — Because the managed risk funds’ investments consist of investments in underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed risk fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and in each of the underlying funds.

Investing in options and futures contracts — In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which a fund transacts. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If a fund is unable to close out a position on an options or futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the position in question. The ability of a fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, a fund could be exposed to the risk of loss. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.

Hedging — There may be imperfect or even negative correlation between the prices of the options and futures contracts in which a fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions — The fund may suffer losses from short positions in futures contracts. Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

5. Certain investment techniques

Securities lending — Some of the funds have entered into securities lending transactions in which the funds earn income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under the securities lending agreement with the lending agent. The lending agent facilitates the exchange of securities between the lender and the borrower, generally provides protection from borrower default, marks to market the value of collateral daily, secures additional collateral from the borrower if it falls below preset terms, and may reinvest the collateral on behalf of the fund according to agreed parameters. The lending agent has indemnified the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if the borrower fails to return the securities, collateral investments decline in value or the lending agent fails to perform.

American Funds Insurance Series	283

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote on proposals affecting them. The borrower is obligated to return the loaned security at the conclusion of the loan or, during the pendency of the loan, on demand from the fund.

The following table presents the value of the securities on loan, the type and value of collateral received and the value of the investment securities purchased, if any, from the cash collateral received by each fund (dollars in thousands):

		Collateral received
Funds	Value of investment securities on loan	Cash	U.S. government securities	Value of investment securities purchased
Global Growth Fund	$27,348	$20,453	$8,325	$18,408
Global Small Capitalization Fund	96,178	85,345	17,353	76,811
Growth Fund	78,405	81,118	—	73,006
International Fund	71,916	74,745	—	67,270
New World Fund	14,516	8,405	7,205	7,565
Washington Mutual Investors Fund	81,124	55,623	27,526	50,061
Capital World Growth and Income Fund	16,355	15,435	1,643	13,891
Growth-Income Fund	171,950	178,358	—	160,522
International Growth and Income Fund	2,221	1,413	953	1,272
Capital Income Builder	13,384	14,030	—	12,627
Asset Allocation Fund	53,318	55,304	—	49,774
American Funds Global Balanced Fund	3,814	4,005	—	3,605

Investment securities purchased from cash collateral are disclosed in the investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of collateral received under the securities lending agreement is classified as overnight and continuous.

Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Short-term securities — The managed risk funds hold shares of State Street Institutional U.S. Government Money Market Fund, a cash management vehicle offered and managed by State Street Bank and Trust Company.

284	American Funds Insurance Series

Unfunded commitments — Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust have participated in transactions that involve unfunded commitments, which may obligate each fund to purchase new or additional bonds and/or purchase additional shares of the applicable issuer if certain contingencies are met. As of June 30, 2022, the maximum exposure from these unfunded commitments for Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust was $187,000, $63,000 and $1,796,000, respectively, which would represent less than 0.01%, less than 0.01% and 0.21%, respectively, of the net assets of each fund should such commitments become due. Unrealized depreciation on these unfunded commitments for Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust was $3,000, less than $1,000 and $1,000, respectively, which is disclosed as unrealized depreciation on unfunded commitments in each fund’s statement of assets and liabilities and is included in net unrealized depreciation on investments in unaffiliated issuers in each fund’s statement of operations.

Options contracts — The managed risk funds have entered into options contracts, which give the holder of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option, the security underlying the option (or the cash value of the index underlying the option) at a specified price. As part of their managed risk strategy, the funds will at times purchase put options on equity indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities. By purchasing a put option on an equity index, the funds obtain the right (but not the obligation) to sell the cash value of the index underlying the option at a specified exercise price, and in return for this right, the funds pay the current market price, or the option premium, for the option.

The funds may terminate their position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the funds will lose the entire premium. If the option is exercised, the funds complete the sale of the underlying instrument (or delivers the cash value of the index underlying the option) at the exercise price. The funds may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.

Premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities from unaffiliated issuers in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from options contracts are recorded in investments in unaffiliated issuers in each fund’s statement of operations.

Futures contracts — Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. For the managed risk funds, futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized

American Funds Insurance Series	285

gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.

Swap contracts — Some of the funds have entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the funds enter into bilaterally negotiated swap transactions, the funds will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the funds are required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the funds’ statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the funds’ statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The funds record realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the funds’ statement of operations.

Swap agreements can take different forms. Some of the funds have entered into the following types of swap agreements:

Interest rate swaps — Some of the funds have entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the funds or a portion of the funds’ portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark. In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the funds’ current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party.

286	American Funds Insurance Series

Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The funds may enter into a CDSI transaction as either protection buyer or protection seller. If the funds are protection buyers, they would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the funds, as protection buyers, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As protection sellers, the funds would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the funds, coupled with the periodic payments previously received by the funds, may be less than the full notional value that the funds, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the funds. Furthermore, as protection sellers, the funds would effectively add leverage to their portfolio because it would have investment exposure to the notional amount of the swap transaction.

The following table presents the average month-end notional amounts of options contracts purchased, futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):

	Options contracts purchased	Futures contracts	Forward currency contracts		Interest rate swaps	Credit default swaps
New World Fund	Not applicable	$ 25,832	$ 4,557		Not applicable	Not applicable
International Growth and Income Fund	Not applicable	Not applicable	446		Not applicable	Not applicable
Capital Income Builder	Not applicable	59,371	98	*	$ 23,038	$ 4,064
Asset Allocation Fund	Not applicable	2,047,465	Not applicable		Not applicable	107,883
American Funds Global Balanced Fund	Not applicable	13,454	25,586		25,429	3,760
The Bond Fund of America	Not applicable	3,268,480	116,690		419,574	113,829
Capital World Bond Fund	Not applicable	310,776	507,433		345,658	56,655
American High-Income Trust	Not applicable	35,005	Not applicable		Not applicable	13,999
American Funds Mortgage Fund	Not applicable	27,578	Not applicable		25,975	Not applicable
U.S. Government Securities Fund	Not applicable	2,474,234	Not applicable		1,677,964	Not applicable
Managed Risk Growth Fund	$ 487,262	136,263	Not applicable		Not applicable	Not applicable
Managed Risk International Fund	120,077	15,697	Not applicable		Not applicable	Not applicable
Managed Risk Washington Mutual Investors Fund	347,908	40,418	Not applicable		Not applicable	Not applicable
Managed Risk Growth-Income Fund	3,860,312	264,330	Not applicable		Not applicable	Not applicable
Managed Risk Asset Allocation Fund	656,342	299,621	Not applicable		Not applicable	Not applicable

*	No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.

American Funds Insurance Series	287

The following tables identify the location and fair value amounts on each fund’s statement of assets and liabilities and/or the effect on each fund’s statement of operations resulting from each fund’s use of options, futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the six months ended June 30, 2022 (dollars in thousands):

New World Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$160	Unrealized depreciation*	$118
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	40	Unrealized depreciation on open forward currency contracts	1
			$200		$119

		Net realized gain		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$202	Net unrealized appreciation on futures contracts	$78
Forward currency	Currency	Net realized gain on forward currency contracts	298	Net unrealized appreciation on forward currency contracts	59
			$500		$137

International Growth and Income Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$1	Unrealized depreciation on open forward currency contracts	$—

		Net realized gain		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized gain on forward currency contracts	$—	Net unrealized appreciation on forward currency contracts	$1

Capital Income Builder

		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$15	Unrealized depreciation*	$1,042
Swap (centrally cleared)	Interest	Unrealized appreciation*	1,757	Unrealized depreciation*	—
Swap (centrally cleared)	Credit	Unrealized appreciation*	—	Unrealized depreciation*	359
			$1,772		$1,401

Refer to the end of the tables for footnotes.

288	American Funds Insurance Series

		Net realized (loss) gain		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(3,291)	Net unrealized depreciation on futures contracts	$(1,259)
Forward currency	Currency	Net realized gain on forward currency contracts	6	Net unrealized depreciation on forward currency contracts	(2)
Swap	Interest	Net realized gain on swap contracts	1,702	Net unrealized appreciation on swap contracts	306
Swap	Credit	Net realized loss on swap contracts	(112)	Net unrealized depreciation on swap contracts	(345)
			$(1,695)		$(1,300)

Asset Allocation Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$7,611	Unrealized depreciation*	$3,501
Swap (centrally cleared)	Credit	Unrealized appreciation*	1,848	Unrealized depreciation*	—
			$9,459		$3,501

		Net realized gain		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$52,273	Net unrealized appreciation on futures contracts	$18,346
Swap	Credit	Net realized gain on swap contracts	159	Net unrealized appreciation on swap contracts	1,896
			$52,432		$20,242

American Funds Global Balanced Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$48	Unrealized depreciation*	$82
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	103	Unrealized depreciation on open forward currency contracts	459
Forward currency	Currency	Receivables for closed forward currency contracts	18	Payables for closed forward currency contracts	4
Swap (centrally cleared)	Interest	Unrealized appreciation*	7	Unrealized depreciation*	654
Swap (centrally cleared)	Credit	Unrealized appreciation*	—	Unrealized depreciation*	80
			$176		$1,279

Refer to the end of the tables for footnotes.

American Funds Insurance Series	289

		Net realized gain (loss)		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$367	Net unrealized depreciation on futures contracts	$(115)
Forward currency	Currency	Net realized loss on forward currency contracts	(537)	Net unrealized depreciation on forward currency contracts	(167)
Swap	Interest	Net realized gain on swap contracts	198	Net unrealized depreciation on swap contracts	(410)
Swap	Credit	Net realized gain on swap contracts	48	Net unrealized depreciation on swap contracts	(78)
			$76		$(770)

The Bond Fund of America

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$11,018	Unrealized depreciation*	$25,935
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	293	Unrealized depreciation on open forward currency contracts	470
Forward currency	Currency	Receivables for closed forward currency contracts	75	Payables for closed forward currency contracts	576
Swap (centrally cleared)	Interest	Unrealized appreciation*	13,225	Unrealized depreciation*	2,838
Swap (centrally cleared)	Credit	Unrealized appreciation*	8,754	Unrealized depreciation*	—
			$33,365		$29,819

		Net realized (loss) gain		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(59,525)	Net unrealized depreciation on futures contracts	$(14,940)
Forward currency	Currency	Net realized gain on forward currency contracts	1,385	Net unrealized appreciation on forward currency contracts	178
Swap	Interest	Net realized gain on swap contracts	25,750	Net unrealized appreciation on swap contracts	21,372
Swap	Credit	Net realized gain on swap contracts	2,556	Net unrealized appreciation on swap contracts	8,680
			$(29,834)		$15,290

Refer to the end of the tables for footnotes.

290	American Funds Insurance Series

Capital World Bond Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$933	Unrealized depreciation*	$2,216
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	6,655	Unrealized depreciation on open forward currency contracts	4,636
Forward currency	Currency	Receivables for closed forward currency contracts	32	Payables for closed forward currency contracts	1,476
Swap (centrally cleared)	Interest	Unrealized appreciation*	33	Unrealized depreciation*	9,273
Swap (centrally cleared)	Credit	Unrealized appreciation*	3,014	Unrealized depreciation*	—
			$10,667		$17,601

		Net realized (loss) gain		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(3,835)	Net unrealized depreciation on futures contracts	$(1,107)
Forward currency	Currency	Net realized loss on forward currency contracts	(15,990)	Net unrealized appreciation on forward currency contracts	1,537
Swap	Interest	Net realized gain on swap contracts	1,384	Net unrealized depreciation on swap contracts	(5,384)
Swap	Credit	Net realized gain on swap contracts	675	Net unrealized appreciation on swap contracts	3,096
			$(17,766)		$(1,858)

American High-Income Trust

		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$73	Unrealized depreciation*	$—
Swap (centrally cleared)	Credit	Unrealized appreciation*	421	Unrealized depreciation*	—
			$494		$—

		Net realized gain		Net unrealized appreciation
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Futures	Interest	Net realized gain on futures contracts	$1,276	Net unrealized appreciation on futures contracts	$284
Swap	Credit	Net realized gain on swap contracts	326	Net unrealized appreciation on swap contracts	414
			$1,602		$698

Refer to the end of the tables for footnotes.

American Funds Insurance Series	291

American Funds Mortgage Fund

		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$40	Unrealized depreciation*	$134
Swap (centrally cleared)	Interest	Unrealized appreciation*	670	Unrealized depreciation*	—
			$710		$134

		Net realized (loss) gain		Net unrealized depreciation
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Futures	Interest	Net realized loss on futures contracts	$(1,437)	Net unrealized depreciation on futures contracts	$(98)
Swap	Interest	Net realized gain on swap contracts	3,125	Net unrealized depreciation on swap contracts	(1,705)
			$1,688		$(1,803)

U.S. Government Securities Fund

		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$11,906	Unrealized depreciation*	$17,662
Swap (centrally cleared)	Interest	Unrealized appreciation*	23,368	Unrealized depreciation*	16,563
			$35,274		$34,225

		Net realized (loss) gain		Net unrealized depreciation
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Futures	Interest	Net realized loss on futures contracts	$(24,700)	Net unrealized depreciation on futures contracts	$(6,365)
Swap	Interest	Net realized gain on swap contracts	21,128	Net unrealized depreciation on swap contracts	(9,288)
			$(3,572)		$(15,653)

Managed Risk Growth Fund

		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Options purchased	Equity	Investment securities from unaffiliated issuers†	$424	Investment securities from unaffiliated issuers†	$—
Futures	Currency	Unrealized appreciation*	268	Unrealized depreciation*	—
Futures	Equity	Unrealized appreciation*	10,060	Unrealized depreciation*	—
Futures	Interest	Unrealized appreciation*	—	Unrealized depreciation*	(105)
			$10,752		$(105)

Refer to the end of the tables for footnotes.

292	American Funds Insurance Series

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Options purchased	Equity	Net realized loss on investments in unaffiliated issuers	$(3,451)	Net unrealized appreciation on investments in unaffiliated issuers	$1,424
Futures	Currency	Net realized gain on futures contracts	612	Net unrealized appreciation on futures contracts	292
Futures	Equity	Net realized gain on futures contracts	24,631	Net unrealized appreciation on futures contracts	11,276
Futures	Interest	Net realized loss on futures contracts	(10,316)	Net unrealized depreciation on futures contracts	(6)
			$11,476		$12,986

Managed Risk International Fund

		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Options purchased	Equity	Investment securities from unaffiliated issuers†	$591	Investment securities from unaffiliated issuers†	$—
Futures	Currency	Unrealized appreciation*	—	Unrealized depreciation*	—
Futures	Equity	Unrealized appreciation*	1,136	Unrealized depreciation*	—
Futures	Interest	Unrealized appreciation*	—	Unrealized depreciation*	(48)
			$1,727		$(48)

		Net realized (loss) gain		Net unrealized appreciation
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Options purchased	Equity	Net realized loss on investments in unaffiliated issuers	$(910)	Net unrealized appreciation on investments in unaffiliated issuers	$948
Futures	Currency	Net realized gain on futures contracts	—	Net unrealized appreciation on futures contracts	—
Futures	Equity	Net realized gain on futures contracts	7,974	Net unrealized appreciation on futures contracts	22
Futures	Interest	Net realized loss on futures contracts	(2,349)	Net unrealized appreciation on futures contracts	1,449
			$4,715		$2,419

Managed Risk Washington Mutual Investors Fund

		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Options purchased	Equity	Investment securities from unaffiliated issuers†	$842	Investment securities from unaffiliated issuers†	$—
Futures	Currency	Unrealized appreciation*	144	Unrealized depreciation*	—
Futures	Equity	Unrealized appreciation*	3,774	Unrealized depreciation*	—
Futures	Interest	Unrealized appreciation*	—	Unrealized depreciation*	(70)
			$4,760		$(70)

Refer to the end of the tables for footnotes.

American Funds Insurance Series	293

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Options purchased	Equity	Net realized loss on investments in unaffiliated issuers	$(2,423)	Net unrealized appreciation on investments in unaffiliated issuers	$1,000
Futures	Currency	Net realized gain on futures contracts	186	Net unrealized appreciation on futures contracts	149
Futures	Equity	Net realized gain on futures contracts	9,391	Net unrealized appreciation on futures contracts	3,844
Futures	Interest	Net realized loss on futures contracts	(5,062)	Net unrealized depreciation on futures contracts	(42)
			$2,092		$4,951

Managed Risk Growth-Income Fund

		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Options purchased	Equity	Investment securities from unaffiliated issuers†	$11,543	Investment securities from unaffiliated issuers†	$—
Futures	Currency	Unrealized appreciation*	1,057	Unrealized depreciation*	—
Futures	Equity	Unrealized appreciation*	26,222	Unrealized depreciation*	(16)
Futures	Interest	Unrealized appreciation*	—	Unrealized depreciation*	(524)
			$38,822		$(540)

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Options purchased	Equity	Net realized loss on investments in unaffiliated issuers	$(28,252)	Net unrealized appreciation on investments in unaffiliated issuers	$19,619
Futures	Currency	Net realized gain on futures contracts	1,821	Net unrealized appreciation on futures contracts	1,066
Futures	Equity	Net realized gain on futures contracts	41,017	Net unrealized appreciation on futures contracts	26,824
Futures	Interest	Net realized loss on futures contracts	(34,975)	Net unrealized depreciation on futures contracts	(463)
			$(20,389)		$47,046

Managed Risk Asset Allocation Fund

		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Options purchased	Equity	Investment securities from unaffiliated issuers†	$1,138	Investment securities from unaffiliated issuers†	$—
Futures	Currency	Unrealized appreciation*	651	Unrealized depreciation*	—
Futures	Equity	Unrealized appreciation*	23,290	Unrealized depreciation*	—
Futures	Interest	Unrealized appreciation*	—	Unrealized depreciation*	(371)
			$25,079		$(371)

Refer to the end of the tables for footnotes.

294	American Funds Insurance Series

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased	Equity	Net realized loss on investments in unaffiliated issuers	$(3,697)	Net unrealized appreciation on investments in unaffiliated issuers	$781
Futures	Currency	Net realized gain on futures contracts	1,188	Net unrealized appreciation on futures contracts	660
Futures	Equity	Net realized gain on futures contracts	28,524	Net unrealized appreciation on futures contracts	23,415
Futures	Interest	Net realized loss on futures contracts	(38,673)	Net unrealized depreciation on futures contracts	(264)
			$(12,658)		$24,592

*	Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and/or centrally cleared credit default swaps as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.
†	Includes options purchased as reported in the fund’s investment portfolio.

Collateral — Some funds either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and/or their use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For securities lending, each participating fund receives collateral in exchange for lending investment securities. The lending agent may reinvest collateral from securities lending transactions according to agreed parameters. For futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the program calls for each participating fund to pledge collateral for initial and variation margin by contract. For forward currency contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each participating fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each participating fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.

Rights of offset — Funds that hold forward currency contracts have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counter-party) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.

The following tables present each fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of June 30, 2022, if close-out netting was exercised (dollars in thousands):

New World Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Standard Chartered Bank	$35	$—	$—	$—	$35
UBS AG	5	—	—	—	5
Total	$40	$—	$—	$—	$40
Liabilities:
Citibank	$1	$—	$—	$—	$1

Refer to the end of the tables for footnote.

American Funds Insurance Series	295

International Growth and Income Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
JPMorgan Chase	$1	$—	$—	$—	$1

American Funds Global Balanced Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of America	$20	$(20)	$—	$—	$—
Barclays Bank PLC	11	—	—	—	11
BNP Paribas	1	(1)	—	—	—
Citibank	74	(1)	—	—	73
Morgan Stanley	14	(14)	—	—	—
Standard Chartered Bank	1	(1)	—	—	—
Total	$121	$(37)	$—	$—	$84
Liabilities:
Bank of America	$44	$(20)	$—	$—	$24
Bank of New York Mellon	1	—	—	—	1
BNP Paribas	282	(1)	—	—	281
Citibank	1	(1)	—	—	—
HSBC Bank	14	—	—	—	14
JPMorgan Chase	3	—	—	—	3
Morgan Stanley	23	(14)	—	—	9
Standard Chartered Bank	95	(1)	—	—	94
Total	$463	$(37)	$—	$—	$426

The Bond Fund of America

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of America	$96	$—	$—	$—	$96
Bank of New York Mellon	65	—	—	—	65
Citibank	94	(94)	—	—	—
Standard Chartered Bank	11	—	—	—	11
UBS AG	102	(30)	—	—	72
Total	$368	$(124)	$—	$—	$244
Liabilities:
Citibank	$648	$(94)	$(554)	$—	$—
JPMorgan Chase	323	—	(323)	—	—
Morgan Stanley	45	—	—	—	45
UBS AG	30	(30)	—	—	—
Total	$1,046	$(124)	$(877)	$—	$45

Refer to the end of the tables for footnote.

296	American Funds Insurance Series

Capital World Bond Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of America	$503	$(503)	$—	$—	$—
BNP Paribas	91	(91)	—	—	—
Citibank	5,133	(2,333)	—	(2,800)	—
Goldman Sachs	27	(27)	—	—	—
HSBC Bank	253	(42)	—	(211)	—
JPMorgan Chase	75	(75)	—	—	—
Morgan Stanley	75	(75)	—	—	—
Standard Chartered Bank	291	—	—	(291)	—
UBS AG	239	(239)	—	—	—
Total	$6,687	$(3,385)	$—	$(3,302)	$—
Liabilities:
Bank of America	$957	$(503)	$(364)	$—	$90
BNP Paribas	712	(91)	(585)	—	36
Citibank	2,333	(2,333)	—	—	—
Goldman Sachs	477	(27)	(450)	—	—
HSBC Bank	42	(42)	—	—	—
JPMorgan Chase	788	(75)	(659)	—	54
Morgan Stanley	269	(75)	(194)	—	—
UBS AG	534	(239)	(295)	—	—
Total	$6,112	$(3,385)	$(2,547)	$—	$180

*	Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2022, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended June 30, 2022, some of the funds recognized reclaims (net of fees and the effect of realized gain or loss from currency translations) and interest related to European court rulings as follows (dollars in thousands):

Fund	Reclaims	Fees	Interest
Global Growth Fund	$353	$634	$64
Growth Fund	318	22	22
New World Fund	175	99	14
Growth-Income Fund	3,322	472	292
International Growth and Income Fund	430	104	35
Asset Allocation Fund	32	106	9

American Funds Insurance Series	297

The reclaims and interest are included in each fund’s statements of operations. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the funds record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; paydowns on fixed-income securities; net capital losses; net operating losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Washington Mutual Investors Fund
As of December 31, 2021:
Undistributed ordinary income	$35,090	$155,910	$575,141	$91,536	$79,588	$436,702
Undistributed long-term capital gains	815,909	935,195	4,457,096	955,085	247,561	1,827,154
As of June 30, 2022:
Gross unrealized appreciation on investments	2,448,406	597,292	12,379,772	1,198,573	706,493	1,823,766
Gross unrealized depreciation on investments	(638,501)	(427,229)	(2,828,654)	(840,515)	(322,914)	(598,946)
Net unrealized appreciation (depreciation) on investments	1,809,905	170,063	9,551,118	358,058	383,579	1,224,820
Cost of investments	5,058,986	2,826,529	21,593,126	6,517,811	2,807,027	8,113,297

	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund
As of December 31, 2021:
Undistributed ordinary income	$66,586	$578,031	$753	$7,363	$333,342	$282
Late year ordinary loss deferral*	—	—	—	—	—	(110)
Undistributed long-term capital gains	354,484	2,984,322	145,163	—	2,509,013	1,947
Capital loss carryforward†	—	—	—	(20,560)	—	—
As of June 30, 2022:
Gross unrealized appreciation on investments	376,239	10,839,281	28,959	149,820	5,492,943	24,473
Gross unrealized depreciation on investments	(237,923)	(1,593,886)	(53,837)	(56,954)	(1,818,032)	(33,439)
Net unrealized appreciation (depreciation) on investments	138,316	9,245,395	(24,878)	92,866	3,674,911	(8,966)
Cost of investments	1,601,901	23,683,846	316,947	1,055,905	22,499,906	389,620

Refer to the end of the tables for footnotes.

298	American Funds Insurance Series

	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund
As of December 31, 2021:
Undistributed ordinary income	$95,270	$4,353	$9,517	$499	$—	$7,641
Undistributed long-term capital gains	97,219	26,459	—	—	—	—
Capital loss carryforward†	—	—	(247,812)	(496)	(1)	(14,302)
As of June 30, 2022:
Gross unrealized appreciation on investments	59,647	13,030	23,164	1,110	14	40,623
Gross unrealized depreciation on investments	(807,938)	(286,726)	(133,062)	(2,819)	(89)	(96,426)
Net unrealized appreciation (depreciation) on investments	(748,291)	(273,696)	(109,898)	(1,709)	(75)	(55,803)
Cost of investments	13,481,793	1,887,532	945,135	140,652	416,305	2,270,134

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
As of December 31, 2021:
Undistributed ordinary income	$1,846	$3,367	$3,923	$23,113	$34,460
Undistributed long-term capital gains	83,454	—	—	50,937	87,163
Capital loss carryforward†	—	(12,234)	(23,718)	—	—
As of June 30, 2022:
Gross unrealized appreciation on investments	10,369	1,527	3,992	29,568	23,941
Gross unrealized depreciation on investments	(129,403)	(35,664)	(53,343)	(150,797)	(159,840)
Net unrealized appreciation (depreciation) on investments	(119,034)	(34,137)	(49,351)	(121,229)	(135,899)
Cost of investments	580,496	164,663	365,091	2,259,173	2,397,331

*	This deferral is considered incurred in the subsequent year.
†	Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Global Growth Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$16,651	$361,119	$377,770	$23,870	$193,074	$216,944
Class 1A	67	1,617	1,684	55	645	700
Class 2	15,933	386,947	402,880	15,210	221,402	236,612
Class 4	2,452	66,240	68,692	1,339	30,748	32,087

Total	$35,103	$815,923	$851,026	$40,474	$445,869	$486,343

American Funds Insurance Series	299

Global Small Capitalization Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$47,544	$285,173	$332,717	$—	$55,655	$55,655
Class 1A	209	1,252	1,461	—	39	39
Class 2	94,748	568,298	663,046	—	60,246	60,246
Class 4	13,417	80,475	93,892	—	7,215	7,215
Total	$155,918	$935,198	$1,091,116	$—	$123,155	$123,155

Growth Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$252,019	$1,912,725	$2,164,744	$181,380	$2,073,422	$2,254,802
Class 1A	3,042	23,411	26,453	701	9,031	9,732
Class 2	274,301	2,152,577	2,426,878	167,439	2,610,409	2,777,848
Class 3	3,618	28,163	31,781	2,435	35,107	37,542
Class 4	42,175	340,245	382,420	17,483	340,551	358,034
Total	$575,155	$4,457,121	$5,032,276	$369,438	$5,068,520	$5,437,958

International Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$44,035	$448,918	$492,953	$131,730	$—	$131,730
Class 1A	133	1,398	1,531	281	—	281
Class 2	42,435	450,228	492,663	105,815	—	105,815
Class 3	209	2,195	2,404	545	—	545
Class 4	4,760	52,350	57,110	10,725	—	10,725
Total	$91,572	$955,089	$1,046,661	$249,096	$—	$249,096

New World Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$42,143	$129,123	$171,266	$26,785	$78,257	$105,042
Class 1A	232	724	956	77	273	350
Class 2	19,672	61,661	81,333	9,450	36,498	45,948
Class 4	17,555	56,063	73,618	5,794	28,566	34,360
Total	$79,602	$247,571	$327,173	$42,106	$143,594	$185,700

300	American Funds Insurance Series

Washington Mutual Investors Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$256,710	$1,068,126	$1,324,836	$104,666	$—	$104,666
Class 1A	2,492	10,665	13,157	2,211	—	2,211
Class 2	131,174	551,636	682,810	46,652	—	46,652
Class 4	46,410	196,768	243,178	12,620	—	12,620
Total	$436,786	$1,827,195	$2,263,981	$166,149	$—	$166,149

Capital World Growth and Income Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$20,817	$109,599	$130,416	$14,543	$16,997	$31,540
Class 1A	223	1,188	1,411	99	67	166
Class 2	38,548	205,827	244,375	20,948	29,988	50,936
Class 4	7,015	37,875	44,890	3,094	4,436	7,530
Total	$66,603	$354,489	$421,092	$38,684	$51,488	$90,172

Growth-Income Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$344,468	$1,754,172	$2,098,640	$328,564	$239,575	$568,139
Class 1A	472	2,464	2,936	308	185	493
Class 2	204,025	1,071,265	1,275,290	164,258	145,765	310,023
Class 3	2,195	11,428	13,623	1,864	1,578	3,442
Class 4	26,915	145,017	171,932	16,599	16,418	33,017
Total	$578,075	$2,984,346	$3,562,421	$511,593	$403,521	$915,114

International Growth and Income Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$16	$6,104	$6,120	$4,585	$—	$4,585
Class 1A	12	2,108	2,120	140	—	140
Class 2	459	81,276	81,735	6,218	—	6,218
Class 4	267	55,677	55,944	3,589	—	3,589
Total	$754	$145,165	$145,919	$14,532	$—	$14,532

Capital Income Builder

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$6,604	$—	$6,604	$16,222	$—	$16,222
Class 1A	99	—	99	218	—	218
Class 2	129	—	129	315	—	315
Class 4	4,982	—	4,982	13,009	—	13,009
Total	$11,814	$—	$11,814	$29,764	$—	$29,764

American Funds Insurance Series	301

Asset Allocation Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$207,234	$1,525,081	$1,732,315	$424,814	$579,353	$1,004,167
Class 1A	275	2,098	2,373	423	457	880
Class 2	57,602	440,697	498,299	108,045	154,751	262,796
Class 3	385	2,914	3,299	717	976	1,693
Class 4	67,986	538,249	606,235	107,752	164,028	271,780
Total	$333,482	$2,509,039	$2,842,521	$641,751	$899,565	$1,541,316

American Funds Global Balanced Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$72	$498	$570	$1,680	$6,058	$7,738
Class 1A	2	13	15	45	189	234
Class 2	123	850	973	2,431	10,638	13,069
Class 4	85	589	674	1,305	6,901	8,206
Total	$282	$1,950	$2,232	$5,461	$23,786	$29,247

The Bond Fund of America

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$60,944	$60,668	$121,612	$301,454	$133,858	$435,312
Class 1A	1,716	1,700	3,416	408	193	601
Class 2	26,337	27,763	54,100	138,464	69,578	208,042
Class 4	6,423	7,113	13,536	28,710	14,777	43,487
Total	$95,420	$97,244	$192,664	$469,036	$218,406	$687,442

Capital World Bond Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$2,151	$11,752	$13,903	$34,401	$10,279	$44,680
Class 1A	3	20	23	34	7	41
Class 2	2,087	13,752	15,839	33,715	10,855	44,570
Class 4	120	945	1,065	1,845	612	2,457
Total	$4,361	$26,469	$30,830	$69,995	$21,753	$91,748

302	American Funds Insurance Series

American High-Income Trust

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$2,597	$—	$2,597	$11,054	$—	$11,054
Class 1A	12	—	12	59	—	59
Class 2	6,029	—	6,029	28,636	—	28,636
Class 3	95	—	95	429	—	429
Class 4	790	—	790	3,238	—	3,238
Total	$9,523	$—	$9,523	$43,416	$—	$43,416

American Funds Mortgage Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$—	$—	$—	$6,294	$3,087	$9,381
Class 1A	9	—	9	39	18	57
Class 2	283	—	283	1,448	784	2,232
Class 4	207	—	207	936	551	1,487
Total	$499	$—	$499	$8,717	$4,440	$13,157

U.S. Government Securities Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$1,291	$—	$1,291	$30,987	$9,355	$40,342
Class 1A	17	—	17	389	129	518
Class 2	5,451	—	5,451	108,143	36,124	144,267
Class 3	39	—	39	714	234	948
Class 4	855	—	855	17,596	6,057	23,653
Total	$7,653	$—	$7,653	$157,829	$51,899	$209,728

Managed Risk Growth Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$41	$1,634	$1,675	$106	$409	$515
Class P2	1,808	81,821	83,629	3,159	23,710	26,869
Total	$1,849	$83,455	$85,304	$3,265	$24,119	$27,384

Managed Risk International Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$52	$—	$52	$14	$—	$14
Class P2	3,316	—	3,316	917	—	917
Total	$3,368	$—	$3,368	$931	$—	$931

American Funds Insurance Series	303

Managed Risk Washington Mutual Investors Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$33	$—	$33	$40	$—	$40
Class P2	3,892	—	3,892	5,979	—	5,979
Total	$3,925	$—	$3,925	$6,019	$—	$6,019

Managed Risk Growth-Income Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$20,311	$44,484	$64,795	$30,716	$29,380	$60,096
Class P2	2,809	6,461	9,270	3,713	4,359	8,072
Total	$23,120	$50,945	$74,065	$34,429	$33,739	$68,168

Managed Risk Asset Allocation Fund

	Six months ended June 30, 2022			Year ended December 31, 2021
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$104	$254	$358	$114	$—	$114
Class P2	34,364	86,918	121,282	38,113	—	38,113
Total	$34,468	$87,172	$121,640	$38,227	$—	$38,227

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds, which are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.

304	American Funds Insurance Series

The series’ board of trustees approved a revised investment advisory and services agreement effective May 1, 2022. The revised agreement provides investment advisory services fees based on revised annual rates and net asset levels for some of the funds. The following table discloses the annual rates and net asset levels before and after the revised contract became effective:

	Prior to May 1, 2022				Effective May 1, 2022
			Net asset levels				Net asset levels
	Rates		(in billions)		Rates		(in billions)
Fund	Beginning with	Ending with	Up to	In excess of	Beginning with	Ending with	Up to	In excess of
Global Growth Fund	.690%	.445%	$.6	$8.0	.475%	.435%	$15.0	$15.0
Global Small Capitalization Fund	.800	.635	.6	5.0	.647	.615	15.0	15.0
Growth Fund	.500	.280	.6	34.0	.500	.275	.6	44.0
International Fund	.690	.430	.5	21.0	.478	.430	15.0	21.0
New World Fund	.850	.580	.5	4.0	.577	.510	15.0	15.0
Washington Mutual Investors Fund	.500	.350	.6	10.5	.374	.350	15.0	15.0
Capital World Growth and Income Fund	.690	.480	.6	3.0	.475	.435	15.0	15.0
Growth-Income Fund	.500	.219	.6	34.0	.500	.217	.6	44.0
International Growth and Income Fund	.690	.500	.5	1.5	.478	.450	15.0	15.0
Capital Income Builder	.500	.410	.6	1.0	.357	.330	15.0	15.0
Asset Allocation Fund	.500	.240	.6	21.0	.500	.236	.6	34.0
American Funds Global Balanced Fund	.660	.510	.5	1.0	.446	.420	15.0	15.0
The Bond Fund of America	.480	.320	.6	13.0	.352	.320	15.0	15.0
Capital World Bond Fund	.570	.450	1.0	3.0	.431	.360	15.0	15.0
American High-Income Trust	.500	.420	.6	2.0	.404	.386	15.0	15.0
American Funds Mortgage Fund	.420	.290	.6	3.0	.295	.280	15.0	15.0
Ultra-Short Bond Fund	.320	.270	1.0	2.0	.257	.242	15.0	15.0
U.S. Government Securities Fund	.420	.290	.6	3.0	.295	.280	15.0	15.0

Investment advisory services waivers — CRMC is waiving a portion of its investment advisory services fees for some of the funds. During the six months ended June 30, 2022, CRMC waived $1,000 in fees for Growth Fund in advance of the revised investment advisory and service agreement that became effective May 1, 2022. CRMC also waived a portion of its investment advisory services fees for the following funds based on the rates listed:

Fund	Waiver rates prior to May 1, 2022	Waiver rates effective May 1, 2022
Global Growth Fund	Not applicable	.11%
Global Small Capitalization Fund	Not applicable	.05
New World Fund	.18%	.07
Washington Mutual Investors Fund	.16	.11
Capital World Growth and Income Fund	.23	.14
International Growth and Income Fund	.14	.01
Capital Income Builder	.25	.14
American Funds Global Balanced Fund	Not applicable	.01
The Bond Fund of America	.19	.19
Capital World Bond Fund	.10	.10
American High-Income Trust	.19	.14
American Funds Mortgage Fund	.21	.12
U.S. Government Securities Fund	.16	.12
Managed Risk Growth Fund	.05	.05
Managed Risk International Fund	.05	.05
Managed Risk Washington Mutual Investors Fund	.05	.05
Managed Risk Growth-Income Fund	.05	.05
Managed Risk Asset Allocation Fund	.05	.05

The waiver rates for each fund, except Growth Fund, will be in effect through at least May 1, 2023, and may only be modified or terminated with the approval of the series’ board. For the six months ended June 30, 2022, total investment advisory services fees waived by CRMC were $30,987,000. CRMC does not intend to recoup these waivers. Investment advisory fees in each fund’s statement of operations are presented gross of any waivers from CRMC.

American Funds Insurance Series	305

The range of rates, net asset levels and the current annualized rates of average daily net assets for each fund before and after any investment advisory services waivers, if applicable, are as follows:

					For the	For the
					six months	six months
			Net asset level		ended	ended
	Rates		(in billions)		June 30,	June 30,
	Beginning	Ending		In excess	2022,	2022,
Fund	with	with	Up to	of	before waiver	after waiver
Global Growth Fund	.475%	.435%	$15.0	$15.0	.493%	.460%
Global Small Capitalization Fund	.647	.615	15.0	15.0	.686	.671
Growth Fund	.500	.275	.6	44.0	.311	.311
International Fund	.478	.430	15.0	21.0	.492	.492
New World Fund	.577	.510	15.0	15.0	.656	.510
Washington Mutual Investors Fund	.374	.350	15.0	15.0	.381	.227
Capital World Growth and Income Fund	.475	.435	15.0	15.0	.556	.363
Growth-Income Fund	.500	.217	.6	44.0	.252	.252
International Growth and Income Fund	.478	.450	15.0	15.0	.624	.453
Capital Income Builder	.357	.330	15.0	15.0	.433	.220
Asset Allocation Fund	.500	.236	.6	34.0	.264	.264
American Funds Global Balanced Fund	.446	.420	15.0	15.0	.593	.590
The Bond Fund of America	.352	.320	15.0	15.0	.356	.166
Capital World Bond Fund	.431	.360	15.0	15.0	.505	.436
American High-Income Trust	.404	.386	15.0	15.0	.459	.285
American Funds Mortgage Fund	.295	.280	15.0	15.0	.385	.200
Ultra-Short Bond Fund	.257	.242	15.0	15.0	.297	.297
U.S. Government Securities Fund	.295	.280	15.0	15.0	.340	.193
Managed Risk Growth Fund	.150		all		.150	.100
Managed Risk International Fund	.150		all		.150	.100
Managed Risk Washington Mutual Investors Fund	.150		all		.150	.100
Managed Risk Growth-Income Fund	.150		all		.150	.100
Managed Risk Asset Allocation Fund	.150		all		.150	.100

Class-specific fees and expenses —Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

306	American Funds Insurance Series

Insurance administrative services — The series has an insurance administrative services plan for Class 1A, 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to all of the funds’ share classes except Class P1 and P2 shares. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each fund, other than the managed risk funds, the ability to charge an administrative services fee at the annual rate of 0.05% of average daily net assets attributable to each share class. Currently each fund, other than the managed-risk funds, pays CRMC an administrative services fee at the annual rate of 0.03% of average daily net assets of each share class for CRMC’s provision of administrative services. For the managed risk funds, CRMC receives administrative services fees at an annual rate of 0.03% of average daily net assets from Class 1 shares of the underlying funds for administrative services provided to the series.

Accounting and administrative services — The managed risk funds have a subadministration agreement with Bank of New York Mellon (“BNY Mellon”) under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$531
Class 1A	$—	$19	2
Class 2	4,667	Not applicable	560
Class 4	783	783	94
Total class-specific expenses	$5,450	$802	$1,187

Global Small Capitalization Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$167
Class 1A	$—	$6	1
Class 2	2,587	Not applicable	311
Class 4	361	361	43
Total class-specific expenses	$2,948	$367	$522

Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$2,397
Class 1A	$—	$167	20
Class 2	22,593	Not applicable	2,711
Class 3	221	Not applicable	37
Class 4	3,412	3,413	410
Total class-specific expenses	$26,226	$3,580	$5,575

International Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$553
Class 1A	$—	$14	2
Class 2	4,574	Not applicable	549
Class 3	17	Not applicable	3
Class 4	516	516	62
Total class-specific expenses	$5,107	$530	$1,169

American Funds Insurance Series	307

New World Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$288
Class 1A	$—	$13	2
Class 2	1,127	Not applicable	135
Class 4	993	993	119
Total class-specific expenses	$2,120	$1,006	$544

Washington Mutual Investors Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$905
Class 1A	$—	$167	20
Class 2	3,862	Not applicable	464
Class 4	1,312	1,312	157
Total class-specific expenses	$5,174	$1,479	$1,546

Capital World Growth and Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$92
Class 1A	$—	$8	1
Class 2	1,445	Not applicable	174
Class 4	252	252	30
Total class-specific expenses	$1,697	$260	$297

Growth-Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$3,290
Class 1A	$—	$37	4
Class 2	16,649	Not applicable	1,998
Class 3	130	Not applicable	22
Class 4	2,170	2,170	260
Total class-specific expenses	$18,949	$2,207	$5,574

International Growth and Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$2
Class 1A	$—	$6	1
Class 2	231	Not applicable	28
Class 4	152	152	18
Total class-specific expenses	$383	$158	$49

Capital Income Builder

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$84
Class 1A	$—	$12	1
Class 2	15	Not applicable	2
Class 4	683	683	82
Total class-specific expenses	$698	$695	$169

Asset Allocation Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$2,539
Class 1A	$—	$28	4
Class 2	6,085	Not applicable	730
Class 3	29	Not applicable	5
Class 4	7,234	7,234	868
Total class-specific expenses	$13,348	$7,262	$4,146

American Funds Global Balanced Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$16
Class 1A	$—	$4	—	*
Class 2	229	Not applicable	28
Class 4	154	154	18
Total class-specific expenses	$383	$158	$62

Refer to the end of the tables for footnote.

308	American Funds Insurance Series

The Bond Fund of America

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$1,113
Class 1A	$—	$88	10
Class 2	4,207	Not applicable	505
Class 4	1,041	1,040	125
Total class-specific expenses	$5,248	$1,128	$1,753

Capital World Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$120
Class 1A	$—	$2	—	*
Class 2	1,133	Not applicable	136
Class 4	75	75	9
Total class-specific expenses	$1,208	$77	$265

American High-Income Trust

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$37
Class 1A	$—	$1	—	*
Class 2	763	Not applicable	92
Class 3	9	Not applicable	1
Class 4	102	102	12
Total class-specific expenses	$874	$103	$142

American Funds Mortgage Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$3
Class 1A	$—	$2	—	*
Class 2	67	Not applicable	8
Class 4	51	51	6
Total class-specific expenses	$118	$53	$17

Ultra-Short Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$7
Class 1A	$—	$—	—	*
Class 2	329	Not applicable	39
Class 3	4	Not applicable	1
Class 4	77	77	9
Total class-specific expenses	$410	$77	$56

U.S. Government Securities Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$44
Class 1A	$—	$5	1
Class 2	1,582	Not applicable	190
Class 3	8	Not applicable	1
Class 4	271	271	32
Total class-specific expenses	$1,861	$276	$268

Managed Risk Growth Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$13
Class P2	$637	637
Total class-specific expenses	$637	$650

Managed Risk International Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$3
Class P2	$180	180
Total class-specific expenses	$180	$183

Refer to the end of the tables for footnote.

American Funds Insurance Series	309

Managed Risk Washington Mutual Investors Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$3
Class P2	$423	423
Total class-specific expenses	$423	$426

Managed Risk Growth-Income Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$2,600
Class P2	$376	376
Total class-specific expenses	$376	$2,976

Managed Risk Asset Allocation Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$9
Class P2	$3,130	3,130
Total class-specific expenses	$3,130	$3,139

*	Amount less than one thousand.

Miscellaneous fee reimbursements — CRMC reimbursed a portion of miscellaneous fees and expenses for Managed Risk International Fund. This reimbursement may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the six months ended June 30, 2022, total fees and expenses reimbursed by CRMC were $1,000. CRMC may recoup all or a portion of these reimbursements during the current fiscal year. Fees and expenses in each fund’s statement of operations are presented gross of any reimbursements from CRMC.

310	American Funds Insurance Series

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net decrease in the value of the deferred amounts as follows (dollars in thousands):

			Decrease in value of	Total trustees’
Fund	Current fees		deferred amounts	compensation
Global Growth Fund	$12		$(10)	$2
Global Small Capitalization Fund	6		(4)	2
Growth Fund	59		(47)	12
International Fund	12		(10)	2
New World Fund	6		(5)	1
Washington Mutual Investors Fund	15		(14)	1
Capital World Growth and Income Fund	3		(3)	—	*
Growth-Income Fund	56		(48)	8
International Growth and Income Fund	1		— *	1
Capital Income Builder	2		(2)	—	*
Asset Allocation Fund	41		(37)	4
American Funds Global Balanced Fund	1		(1)	—	*
The Bond Fund of America	18		(16)	2
Capital World Bond Fund	3		(2)	1
American High-Income Trust	1		(1)	—	*
American Funds Mortgage Fund	—	*	— *	—	*
Ultra-Short Bond Fund	—	*	— *	—	*
U.S. Government Securities Fund	3		(2)	1
Managed Risk Growth Fund	1		(1)	—	*
Managed Risk International Fund	—	*	— *	—	*
Managed Risk Washington Mutual Investors Fund	—	*	— *	—	*
Managed Risk Growth-Income Fund	3		(3)	—	*
Managed Risk Asset Allocation Fund	3		(3)	—	*

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

Investments in CCBF and CCF — Some of the funds hold shares of CCBF, a corporate bond fund, and/or CCF, an institutional prime money market fund ,which are both managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for some of the funds’ corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for some of the funds’ short-term investments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.

Security transactions with related funds — The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

American Funds Insurance Series	311

The following table presents purchase and sale transactions between each fund and related funds, and net realized loss or gain from such sales, if any, as of June 30, 2022 (dollars in thousands):

			Net
			realized
Fund	Purchases	Sales	(loss) gain
Global Growth Fund	$24,133	$58,043	$(17,383)
Global Small Capitalization Fund	46,217	22,871	6,008
Growth Fund	142,908	202,076	50,416
International Fund	32,016	108,702	(19,737)
New World Fund	22,145	39,739	2,871
Washington Mutual Investors Fund	58,558	50,125	(7,063)
Capital World Growth and Income Fund	20,398	24,276	(47)
Growth-Income Fund	234,608	237,623	40,250
International Growth and Income Fund	1,956	2,147	(112)
Capital Income Builder	6,219	6,738	754
Asset Allocation Fund	170,065	89,729	(1,046)
American Funds Global Balanced Fund	2,516	2,384	390
The Bond Fund of America	1,289	4,841	(631)
Capital World Bond Fund	58	8,678	(127)
American High-Income Trust	57	15,977	(14)

8. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.

9. Committed line of credit

Global Small Capitalization Fund, New World Fund and American High-Income Trust participate with other funds managed by CRMC in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations. None of the funds borrowed on this line of credit at any time during the six months ended June 30, 2022.

312	American Funds Insurance Series

10. Capital share transactions

Capital share transactions in each fund were as follows (dollars and shares in thousands):

Global Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class 1	$273,862	7,524	$377,769	11,989	$(284,167)	(7,787)	$367,464	11,726
Class 1A	1,562	43	1,684	53	(642)	(17)	2,604	79
Class 2	69,775	1,930	402,881	12,959	(133,903)	(3,589)	338,753	11,300
Class 4	57,684	1,572	68,692	2,232	(37,597)	(1,036)	88,779	2,768
Total net increase (decrease)	$402,883	11,069	$851,026	27,233	$(456,309)	(12,429)	$797,600	25,873

Year ended December 31, 2021

Class 1	$683,154	15,421	$216,944	5,062	$(307,264)	(6,960)	$592,834	13,523
Class 1A	6,731	151	700	17	(2,591)	(58)	4,840	110
Class 2	69,770	1,607	236,612	5,601	(588,817)	(13,514)	(282,435)	(6,306)
Class 4	167,855	3,876	32,087	766	(48,523)	(1,127)	151,419	3,515
Total net increase (decrease)	$927,510	21,055	$486,343	11,446	$(947,195)	(21,659)	$466,658	10,842

Global Small Capitalization Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class 1	$111,112	4,411	$331,498	19,030	$(458,899)	(14,826)	$(16,289)	8,615
Class 1A	666	23	1,461	85	(95)	(4)	2,032	104
Class 2	88,158	3,511	663,046	40,307	(40,790)	(1,629)	710,414	42,189
Class 4	40,538	1,605	93,892	5,707	(21,262)	(857)	113,168	6,455
Total net increase (decrease)	$240,474	9,550	$1,089,897	65,129	$(521,046)	(17,316)	$809,325	57,363

Year ended December 31, 2021

Class 1	$216,763	6,235	$55,510	1,581	$(1,077,292)	(31,128)	$(805,019)	(23,312)
Class 1A	4,095	118	39	1	(153)	(4)	3,981	115
Class 2	59,596	1,785	60,246	1,778	(374,611)	(11,071)	(254,769)	(7,508)
Class 4	89,704	2,662	7,215	212	(30,621)	(901)	66,298	1,973
Total net increase (decrease)	$370,158	10,800	$123,010	3,572	$(1,482,677)	(43,104)	$(989,509)	(28,732)

Refer to the end of the tables for footnote.

American Funds Insurance Series	313

Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class 1	$1,418,602	14,319	$2,160,726	25,260	$(1,966,844)	(17,733)	$1,612,484	21,846
Class 1A	115,655	1,164	26,453	312	(12,579)	(146)	129,529	1,330
Class 2	329,809	3,246	2,426,880	28,730	(942,383)	(8,773)	1,814,306	23,203
Class 3	732	8	31,781	368	(17,151)	(161)	15,362	215
Class 4	219,002	2,173	382,419	4,638	(124,223)	(1,212)	477,198	5,599
Total net increase (decrease)	$2,083,800	20,910	$5,028,259	59,308	$(3,063,180)	(28,025)	$4,048,879	52,193

Year ended December 31, 2021

Class 1	$2,916,865	22,963	$2,251,516	19,653	$(2,207,142)	(17,684)	$2,961,239	24,932
Class 1A	68,640	560	9,733	86	(25,312)	(198)	53,061	448
Class 2	432,245	3,495	2,777,848	24,558	(3,289,822)	(26,755)	(79,729)	1,298
Class 3	1,972	15	37,541	326	(37,449)	(298)	2,064	43
Class 4	553,762	4,582	358,034	3,232	(224,958)	(1,864)	686,838	5,950
Total net increase (decrease)	$3,973,484	31,615	$5,434,672	47,855	$(5,784,683)	(46,799)	$3,623,473	32,671

International Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class 1	$189,487	9,858	$492,954	29,203	$(776,461)	(35,444)	$(94,020)	3,617
Class 1A	1,330	67	1,531	91	(279)	(15)	2,582	143
Class 2	121,066	6,076	492,662	29,343	(172,369)	(8,901)	441,359	26,518
Class 3	46	2	2,404	142	(724)	(37)	1,726	107
Class 4	44,120	2,249	57,111	3,457	(29,344)	(1,562)	71,887	4,144
Total net increase (decrease)	$356,049	18,252	$1,046,662	62,236	$(979,177)	(45,959)	$423,534	34,529

Year ended December 31, 2021

Class 1	$366,681	15,339	$131,729	5,782	$(1,253,303)	(51,135)	$(754,893)	(30,014)
Class 1A	4,570	192	281	13	(2,479)	(103)	2,372	102
Class 2	264,867	11,161	105,815	4,673	(502,502)	(20,818)	(131,820)	(4,984)
Class 3	125	5	546	24	(3,534)	(146)	(2,863)	(117)
Class 4	95,888	4,069	10,725	480	(51,434)	(2,169)	55,179	2,380
Total net increase (decrease)	$732,131	30,766	$249,096	10,972	$(1,813,252)	(74,371)	$(832,025)	(32,633)

Refer to the end of the tables for footnote.

314	American Funds Insurance Series

New World Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class 1	$45,979	1,663	$171,266	7,136	$(285,724)	(9,475)	$(68,479)	(676)
Class 1A	1,018	36	956	41	(427)	(16)	1,547	61
Class 2	43,469	1,599	81,333	3,433	(89,598)	(3,176)	35,204	1,856
Class 4	102,955	3,913	73,618	3,136	(73,328)	(2,849)	103,245	4,200
Total net increase (decrease)	$193,421	7,211	$327,173	13,746	$(449,077)	(15,516)	$71,517	5,441

Year ended December 31, 2021

Class 1	$180,001	5,517	$104,795	3,183	$(165,865)	(5,053)	$118,931	3,647
Class 1A	14,137	436	350	11	(21,114)	(642)	(6,627)	(195)
Class 2	82,347	2,547	45,947	1,410	(159,868)	(4,915)	(31,574)	(958)
Class 4	135,084	4,224	34,360	1,061	(74,083)	(2,295)	95,361	2,990
Total net increase (decrease)	$411,569	12,724	$185,452	5,665	$(420,930)	(12,905)	$176,091	5,484

Washington Mutual Investors Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class 1	$170,655	10,953	$1,318,644	99,146	$(631,285)	(37,687)	$858,014	72,412
Class 1A	27,315	1,793	13,158	997	(122,921)	(7,521)	(82,448)	(4,731)
Class 2	23,873	1,497	682,809	52,323	(246,841)	(15,113)	459,841	38,707
Class 4	140,004	8,625	243,178	18,822	(99,844)	(6,147)	283,338	21,300
Total net increase (decrease)	$361,847	22,868	$2,257,789	171,288	$(1,100,891)	(66,468)	$1,518,745	127,688

Year ended December 31, 2021

Class 1	$740,227	42,419	$104,068	6,017	$(1,150,862)	(70,448)	$(306,567)	(22,012)
Class 1A	128,020	7,779	2,211	129	(4,020)	(244)	126,211	7,664
Class 2	51,950	3,263	46,652	2,739	(508,810)	(31,581)	(410,208)	(25,579)
Class 4	156,222	9,709	12,620	746	(66,538)	(4,145)	102,304	6,310
Total net increase (decrease)	$1,076,419	63,170	$165,551	9,631	$(1,730,230)	(106,418)	$(488,260)	(33,617)

Capital World Growth and Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class 1	$156,039	10,673	$126,337	10,011	$(271,686)	(16,130)	$10,690	4,554
Class 1A	1,016	61	1,412	112	(206)	(13)	2,222	160
Class 2	8,074	517	244,375	19,426	(80,834)	(5,060)	171,615	14,883
Class 4	15,715	1,031	44,890	3,658	(11,105)	(711)	49,500	3,978
Total net increase (decrease)	$180,844	12,282	$417,014	33,207	$(363,831)	(21,914)	$234,027	23,575

Year ended December 31, 2021

Class 1	$171,552	9,531	$30,555	1,698	$(117,328)	(6,578)	$84,779	4,651
Class 1A	4,092	231	166	9	(605)	(34)	3,653	206
Class 2	21,440	1,205	50,935	2,838	(216,241)	(12,206)	(143,866)	(8,163)
Class 4	49,326	2,833	7,530	427	(16,390)	(939)	40,466	2,321
Total net increase (decrease)	$246,410	13,800	$89,186	4,972	$(350,564)	(19,757)	$(14,968)	(985)

Refer to the end of the tables for footnote.

American Funds Insurance Series	315

Growth-Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class 1	$983,994	17,287	$2,096,076	38,989	$(2,268,124)	(37,172)	$811,946	19,104
Class 1A	2,189	36	2,936	55	(670)	(11)	4,455	80
Class 2	66,467	1,141	1,275,290	24,099	(803,795)	(13,518)	537,962	11,722
Class 3	362	7	13,623	253	(8,613)	(141)	5,372	119
Class 4	105,911	1,821	171,931	3,299	(79,148)	(1,352)	198,694	3,768
Total net increase (decrease)	$1,158,923	20,292	$3,559,856	66,695	$(3,160,350)	(52,194)	$1,558,429	34,793

Year ended December 31, 2021

Class 1	$778,306	12,603	$567,351	8,928	$(3,472,494)	(56,343)	$(2,126,837)	(34,812)
Class 1A	14,065	224	493	8	(2,433)	(39)	12,125	193
Class 2	143,239	2,361	310,023	4,964	(2,027,406)	(33,135)	(1,574,144)	(25,810)
Class 3	1,007	16	3,442	54	(23,575)	(379)	(19,126)	(309)
Class 4	302,016	4,995	33,018	536	(132,399)	(2,191)	202,635	3,340
Total net increase (decrease)	$1,238,633	20,199	$914,327	14,490	$(5,658,307)	(92,087)	$(3,505,347)	(57,398)

International Growth and Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class 1	$1,807	106	$6,120	644	$(16,055)	(867)	$(8,128)	(117)
Class 1A	559	34	2,120	228	(778)	(44)	1,901	218
Class 2	4,942	323	81,734	8,827	(12,548)	(849)	74,128	8,301
Class 4	13,542	835	55,945	6,134	(6,965)	(454)	62,522	6,515
Total net increase (decrease)	$20,850	1,298	$145,919	15,833	$(36,346)	(2,214)	$130,423	14,917

Year ended December 31, 2021

Class 1	$48,015	2,368	$4,294	210	$(1,169,382)	(59,936)	$(1,117,073)	(57,358)
Class 1A	2,986	152	141	7	(561)	(28)	2,566	131
Class 2	8,004	401	6,218	322	(29,755)	(1,507)	(15,533)	(784)
Class 4	27,229	1,381	3,589	188	(13,127)	(671)	17,691	898
Total net increase (decrease)	$86,234	4,302	$14,242	727	$(1,212,825)	(62,142)	$(1,112,349)	(57,113)

Refer to the end of the tables for footnote.

316	American Funds Insurance Series

Capital Income Builder

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class 1	$105,918	9,131	$6,605	574	$(59,641)	(5,118)	$52,882	4,587
Class 1A	1,472	127	99	9	(506)	(44)	1,065	92
Class 2	1,275	109	129	11	(694)	(59)	710	61
Class 4	73,501	6,361	4,982	434	(53,679)	(4,680)	24,804	2,115
Total net increase (decrease)	$182,166	15,728	$11,815	1,028	$(114,520)	(9,901)	$79,461	6,855

Year ended December 31, 2021

Class 1	$107,711	9,192	$16,222	1,379	$(252,397)	(21,377)	$(128,464)	(10,806)
Class 1A	2,434	206	218	19	(451)	(39)	2,201	186
Class 2	5,007	428	315	27	(1,572)	(134)	3,750	321
Class 4	70,040	6,029	13,009	1,105	(42,227)	(3,629)	40,822	3,505
Total net increase (decrease)	$185,192	15,855	$29,764	2,530	$(296,647)	(25,179)	$(81,691)	(6,794)

Asset Allocation Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class 1	$695,260	27,254	$1,732,314	73,497	$(1,348,858)	(51,932)	$1,078,716	48,819
Class 1A	1,613	60	2,373	101	(702)	(26)	3,284	135
Class 2	35,471	1,372	498,300	21,432	(320,105)	(12,327)	213,666	10,477
Class 3	97	4	3,299	140	(1,639)	(63)	1,757	81
Class 4	183,834	7,102	606,235	26,278	(200,321)	(7,744)	589,748	25,636
Total net increase (decrease)	$916,275	35,792	$2,842,521	121,448	$(1,871,625)	(72,092)	$1,887,171	85,148

Year ended December 31, 2021

Class 1	$1,077,099	38,077	$1,004,165	35,557	$(4,395,063)	(151,941)	$(2,313,799)	(78,307)
Class 1A	8,925	315	880	31	(1,749)	(63)	8,056	283
Class 2	117,974	4,243	262,797	9,420	(649,009)	(23,286)	(268,238)	(9,623)
Class 3	1,030	36	1,693	60	(2,340)	(83)	383	13
Class 4	687,105	24,820	271,781	9,809	(264,761)	(9,619)	694,125	25,010
Total net increase (decrease)	$1,892,133	67,491	$1,541,316	54,877	$(5,312,922)	(184,992)	$(1,879,473)	(62,624)

Refer to the end of the tables for footnote.

American Funds Insurance Series	317

American Funds Global Balanced Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class 1	$16,606	1,287	$570	43	$(19,200)	(1,441)	$(2,024)	(111)
Class 1A	141	11	15	1	(749)	(54)	(593)	(42)
Class 2	1,967	144	973	74	(14,390)	(1,068)	(11,450)	(850)
Class 4	5,702	425	674	53	(7,031)	(529)	(655)	(51)
Total net increase (decrease)	$24,416	1,867	$2,232	171	$(41,370)	(3,092)	$(14,722)	(1,054)

Year ended December 31, 2021

Class 1	$9,259	623	$7,739	533	$(40,506)	(2,798)	$(23,508)	(1,642)
Class 1A	925	63	233	16	(252)	(17)	906	62
Class 2	5,621	383	13,069	902	(27,137)	(1,828)	(8,447)	(543)
Class 4	28,503	1,957	8,206	572	(10,476)	(713)	26,233	1,816
Total net increase (decrease)	$44,308	3,026	$29,247	2,023	$(78,371)	(5,356)	$(4,816)	(307)

The Bond Fund of America

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class 1	$588,890	56,026	$120,763	12,016	$(1,465,423)	(137,787)	$(755,770)	(69,745)
Class 1A	195,922	19,339	3,416	342	(4,771)	(475)	194,567	19,206
Class 2	22,979	2,184	54,100	5,465	(292,960)	(28,458)	(215,881)	(20,809)
Class 4	54,487	5,274	13,536	1,373	(55,263)	(5,377)	12,760	1,270
Total net increase (decrease)	$862,278	82,823	$191,815	19,196	$(1,818,417)	(172,097)	$(764,324)	(70,078)

Year ended December 31, 2021

Class 1	$2,441,954	212,866	$432,376	38,456	$(737,146)	(64,100)	$2,137,184	187,222
Class 1A	5,329	464	601	54	(2,565)	(223)	3,365	295
Class 2	204,371	17,879	208,042	18,765	(302,247)	(26,735)	110,166	9,909
Class 4	240,539	21,228	43,487	3,939	(60,173)	(5,327)	223,853	19,840
Total net increase (decrease)	$2,892,193	252,437	$684,506	61,214	$(1,102,131)	(96,385)	$2,474,568	217,266

Capital World Bond Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class 1	$33,410	3,197	$13,903	1,397	$(171,939)	(15,483)	$(124,626)	(10,889)
Class 1A	156	14	24	3	(232)	(23)	(52)	(6)
Class 2	21,292	1,992	15,838	1,606	(71,774)	(6,686)	(34,644)	(3,088)
Class 4	5,188	483	1,065	109	(4,497)	(433)	1,756	159
Total net increase (decrease)	$60,046	5,686	$30,830	3,115	$(248,442)	(22,625)	$(157,566)	(13,824)

Year ended December 31, 2021

Class 1	$129,119	10,361	$44,414	3,661	$(305,638)	(24,399)	$(132,105)	(10,377)
Class 1A	1,155	95	40	3	(261)	(21)	934	77
Class 2	83,201	6,733	44,570	3,700	(58,585)	(4,813)	69,186	5,620
Class 4	19,357	1,604	2,457	206	(11,624)	(951)	10,190	859
Total net increase (decrease)	$232,832	18,793	$91,481	7,570	$(376,108)	(30,184)	$(51,795)	(3,821)

Refer to the end of the tables for footnote.

318	American Funds Insurance Series

American High-Income Trust

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class 1	$25,635	2,628	$2,539	271	$(42,117)	(4,252)	$(13,943)	(1,353)
Class 1A	193	20	13	2	(315)	(33)	(109)	(11)
Class 2	4,926	503	6,028	658	(56,861)	(6,042)	(45,907)	(4,881)
Class 3	211	22	95	10	(747)	(78)	(441)	(46)
Class 4	30,907	2,971	790	78	(38,568)	(3,737)	(6,871)	(688)
Total net increase (decrease)	$61,872	6,144	$9,465	1,019	$(138,608)	(14,142)	$(67,271)	(6,979)

Year ended December 31, 2021

Class 1	$160,559	15,547	$10,757	1,060	$(19,514)	(1,906)	$151,802	14,701
Class 1A	915	89	59	5	(548)	(53)	426	41
Class 2	20,019	2,003	28,636	2,874	(66,675)	(6,630)	(18,020)	(1,753)
Class 3	908	88	429	42	(1,328)	(129)	9	1
Class 4	143,656	13,002	3,238	295	(128,886)	(11,648)	18,008	1,649
Total net increase (decrease)	$326,057	30,729	$43,119	4,276	$(216,951)	(20,366)	$152,225	14,639

American Funds Mortgage Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class 1	$755	75	$—	—	$(229,051)	(21,714)	$(228,296)	(21,639)
Class 1A	501	50	10	1	(733)	(70)	(222)	(19)
Class 2	1,372	135	282	29	(5,292)	(524)	(3,638)	(360)
Class 4	3,710	369	207	21	(3,666)	(364)	251	26
Total net increase (decrease)	$6,338	629	$499	51	$(238,742)	(22,672)	$(231,905)	(21,992)

Year ended December 31, 2021

Class 1	$35,679	3,267	$9,382	880	$(27,270)	(2,517)	$17,791	1,630
Class 1A	1,498	139	57	5	(436)	(40)	1,119	104
Class 2	6,415	588	2,232	210	(5,928)	(547)	2,719	251
Class 4	11,056	1,029	1,486	142	(4,892)	(457)	7,650	714
Total net increase (decrease)	$54,648	5,023	$13,157	1,237	$(38,526)	(3,561)	$29,279	2,699

Refer to the end of the tables for footnote.

American Funds Insurance Series	319

Ultra-Short Bond Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class 1	$25,739	2,284	$—	—	$(15,830)	(1,405)	$9,909	879
Class 1A	—	—	—	—	—	—	—	—
Class 2	79,687	7,297	—	—	(27,286)	(2,498)	52,401	4,799
Class 3	601	54	—	—	(444)	(40)	157	14
Class 4	54,443	4,957	—	—	(25,299)	(2,303)	29,144	2,654
Total net increase (decrease)	$160,470	14,592	$—	—	$(68,859)	(6,246)	$91,611	8,346

Year ended December 31, 2021

Class 1	$16,242	1,439	$—	—	$(22,707)	(2,011)	$(6,465)	(572)
Class 1A	—	—	—	—	—	—	—	—
Class 2	86,233	7,864	—	—	(127,622)	(11,640)	(41,389)	(3,776)
Class 3	1,253	113	—	—	(915)	(83)	338	30
Class 4	35,704	3,232	—	—	(29,389)	(2,660)	6,315	572
Total net increase (decrease)	$139,432	12,648	$—	—	$(180,633)	(16,394)	$(41,201)	(3,746)

U.S. Government Securities Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class 1	$32,067	2,893	$1,246	115	$(276,213)	(24,133)	$(242,900)	(21,125)
Class 1A	936	87	18	2	(1,271)	(114)	(317)	(25)
Class 2	22,317	2,011	5,450	508	(146,774)	(13,315)	(119,007)	(10,796)
Class 3	—	—	39	3	(1,145)	(105)	(1,106)	(102)
Class 4	35,614	3,229	855	80	(52,023)	(4,705)	(15,554)	(1,396)
Total net increase (decrease)	$90,934	8,220	$7,608	708	$(477,426)	(42,372)	$(378,884)	(33,444)

Year ended December 31, 2021

Class 1	$213,039	17,786	$38,963	3,337	$(115,497)	(9,263)	$136,505	11,860
Class 1A	4,388	354	518	44	(3,192)	(265)	1,714	133
Class 2	91,122	7,303	144,267	12,514	(129,818)	(10,810)	105,571	9,007
Class 3	1,023	86	948	81	(1,549)	(126)	422	41
Class 4	87,885	7,227	23,653	2,055	(118,823)	(9,719)	(7,285)	(437)
Total net increase (decrease)	$397,457	32,756	$208,349	18,031	$(368,879)	(30,183)	$236,927	20,604

Managed Risk Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class P1	$900	57	$1,675	136	$(1,511)	(90)	$1,064	103
Class P2	24,583	1,567	83,629	6,872	(15,325)	(974)	92,887	7,465
Total net increase (decrease)	$25,483	1,624	$85,304	7,008	$(16,836)	(1,064)	$93,951	7,568

Year ended December 31, 2021

Class P1	$3,593	199	$515	30	$(3,079)	(172)	$1,029	57
Class P2	39,055	2,202	26,869	1,558	(78,851)	(4,405)	(12,927)	(645)
Total net increase (decrease)	$42,648	2,401	$27,384	1,588	$(81,930)	(4,577)	$(11,898)	(588)

Refer to the end of the tables for footnote.

320	American Funds Insurance Series

Managed Risk International Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class P1	$373	38	$52	6	$(64)	(7)	$361	37
Class P2	4,344	441	3,316	369	(7,438)	(802)	222	8
Total net increase (decrease)	$4,717	479	$3,368	375	$(7,502)	(809)	$583	45

Year ended December 31, 2021

Class P1	$887	80	$14	1	$(531)	(48)	$370	33
Class P2	12,803	1,181	917	80	(14,744)	(1,323)	(1,024)	(62)
Total net increase (decrease)	$13,690	1,261	$931	81	$(15,275)	(1,371)	$(654)	(29)

Managed Risk Washington Mutual Investors Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class P1	$561	45	$33	3	$(149)	(12)	$445	36
Class P2	8,641	718	3,892	331	(25,708)	(2,107)	(13,175)	(1,058)
Total net increase (decrease)	$9,202	763	$3,925	334	$(25,857)	(2,119)	$(12,730)	(1,022)

Year ended December 31, 2021

Class P1	$971	80	$40	3	$(343)	(29)	$668	54
Class P2	9,743	800	5,979	487	(51,273)	(4,254)	(35,551)	(2,967)
Total net increase (decrease)	$10,714	880	$6,019	490	$(51,616)	(4,283)	$(34,883)	(2,913)

Managed Risk Growth-Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class P1	$23,539	1,621	$64,795	4,909	$(79,453)	(5,668)	$8,881	862
Class P2	7,369	526	9,270	707	(16,895)	(1,186)	(256)	47
Total net increase (decrease)	$30,908	2,147	$74,065	5,616	$(96,348)	(6,854)	$8,625	909

Year ended December 31, 2021

Class P1	$64,192	4,303	$60,096	4,023	$(175,764)	(11,680)	$(51,476)	(3,354)
Class P2	14,838	1,008	8,072	546	(35,819)	(2,404)	(12,909)	(850)
Total net increase (decrease)	$79,030	5,311	$68,168	4,569	$(211,583)	(14,084)	$(64,385)	(4,204)

Refer to the end of the tables for footnote.

American Funds Insurance Series	321

Managed Risk Asset Allocation Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2022

Class P1	$1,091	75	$358	28	$(503)	(38)	$946	65
Class P2	22,719	1,679	121,282	9,734	(151,469)	(11,117)	(7,468)	296
Total net increase (decrease)	$23,810	1,754	$121,640	9,762	$(151,972)	(11,155)	$(6,522)	361

Year ended December 31, 2021

Class P1	$2,097	141	$114	8	$(899)	(60)	$1,312	89
Class P2	57,616	4,016	38,113	2,632	(351,072)	(24,507)	(255,343)	(17,859)
Total net increase (decrease)	$59,713	4,157	$38,227	2,640	$(351,971)	(24,567)	$(254,031)	(17,770)

*	Includes exchanges between share classes of the fund.

11. Investment transactions and other disclosures

The following tables present additional information for each fund for the six months ended June 30, 2022 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Washington Mutual Investors Fund
Purchases of investment securities*	$1,154,889	$697,701	$5,277,855	$1,394,817	$674,899	$1,517,355
Sales of investment securities*	1,459,238	808,215	6,270,787	1,901,645	1,028,529	2,244,236
Non-U.S. taxes paid on dividend income	3,431	1,482	4,572	6,393	2,310	1,348
Non-U.S. taxes paid on interest income	—	—	—	—	3	—
Non-U.S. taxes paid on realized gains	—	3,797	—	6,690	3,410	—
Non-U.S. taxes provided on unrealized appreciation	6,621	8,204	—	23,665	6,335	—

	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund
Purchases of investment securities*	$422,513	$5,568,260	$80,130	$543,114	$12,982,950	$297,140
Sales of investment securities*	590,784	8,817,687	89,338	495,788	14,028,613	305,662
Non-U.S. taxes paid on dividend income	1,636	5,405	12	1,063	5,427	246
Non-U.S. taxes paid on interest income	—	—	—	—	—	8
Non-U.S. taxes paid on realized gains	68	—	51	6	—	6
Non-U.S. taxes provided on unrealized appreciation	383	—	—	444	1,820	—

	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund
Purchases of investment securities*	$18,309,219	$826,744	$193,187	$700,738	$—	$4,089,958
Sales of investment securities*	17,477,848	1,121,381	237,197	812,455	—	3,674,672
Non-U.S. taxes paid on interest income	9	172	—	—	—	—
Non-U.S. taxes paid on realized gains	—	326	—	—	—	—
Non-U.S. taxes provided on unrealized appreciation	—	117	—	—	—	—

Refer to the end of the table for footnote.

322	American Funds Insurance Series

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Purchases of investment securities*	$310,318	$72,749	$170,597	$897,652	$699,143
Sales of investment securities*	224,255	51,902	117,919	749,424	565,128

*	Excludes short-term securities and U.S. government obligations, if any.

12. Ownership concentration

At June 30, 2022, American Funds Insurance Series - Portfolio Series - Managed Risk Growth and Income Portfolio held 18% and 18% of the outstanding shares of American Funds Insurance Series - Capital World Growth and Income Fund and American Funds Insurance Series - Capital Income Builder, respectively. In addition, American Funds Insurance Series - Portfolio Series - Managed Risk Global Allocation Portfolio held 26% of the outstanding shares of American Funds Insurance Series - American Funds Global Balanced Fund.

American Funds Insurance Series	323

Financial highlights

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

Global Growth Fund

Class 1:
6/30/2022[4,5]	$45.46	$.16	$(12.50)	$(12.34)	$(.08)	$(3.97)	$(4.05)	$29.07	(27.84)%[6]	$3,072	.54%[7]		.50%[7]		.88%[7]
12/31/2021	41.16	.25	6.48	6.73	(.26)	(2.17)	(2.43)	45.46	16.72	4,270	.55		.54		.56
12/31/2020	32.57	.20	9.56	9.76	(.21)	(.96)	(1.17)	41.16	30.79	3,309	.56		.56		.59
12/31/2019	25.74	.32	8.60	8.92	(.41)	(1.68)	(2.09)	32.57	35.61	2,515	.56		.56		1.07
12/31/2018	30.51	.29	(2.65)	(2.36)	(.28)	(2.13)	(2.41)	25.74	(8.81)	1,942	.55		.55		.98
12/31/2017	24.05	.26	7.30	7.56	(.26)	(.84)	(1.10)	30.51	31.80	2,010	.55		.55		.94
Class 1A:
6/30/2022[4,5]	45.28	.12	(12.44)	(12.32)	(.07)	(3.97)	(4.04)	28.92	(27.91)[6]	14	.79	[7]	.75	[7]	.64	[7]
12/31/2021	41.02	.14	6.46	6.60	(.17)	(2.17)	(2.34)	45.28	16.45	18	.80		.79		.33
12/31/2020	32.47	.12	9.52	9.64	(.13)	(.96)	(1.09)	41.02	30.49	12	.81		.81		.34
12/31/2019	25.69	.25	8.55	8.80	(.34)	(1.68)	(2.02)	32.47	35.22	8	.81		.81		.83
12/31/2018	30.46	.23	(2.66)	(2.43)	(.21)	(2.13)	(2.34)	25.69	(9.02)	5	.80		.80		.77
12/31/2017[4,8]	24.50	.11	6.94	7.05	(.25)	(.84)	(1.09)	30.46	29.13 [6]	2	.80	[7]	.80	[7]	.39	[7]
Class 2:
6/30/2022[4,5]	44.94	.11	(12.33)	(12.22)	(.07)	(3.97)	(4.04)	28.68	(27.91)[6]	3,233	.79	[7]	.75	[7]	.62	[7]
12/31/2021	40.72	.13	6.41	6.54	(.15)	(2.17)	(2.32)	44.94	16.42	4,559	.80		.80		.30
12/31/2020	32.24	.12	9.44	9.56	(.12)	(.96)	(1.08)	40.72	30.47	4,387	.81		.81		.34
12/31/2019	25.50	.24	8.51	8.75	(.33)	(1.68)	(2.01)	32.24	35.28	3,895	.81		.81		.83
12/31/2018	30.24	.22	(2.63)	(2.41)	(.20)	(2.13)	(2.33)	25.50	(9.04)	3,306	.80		.80		.73
12/31/2017	23.85	.19	7.23	7.42	(.19)	(.84)	(1.03)	30.24	31.47	4,012	.80		.80		.69
Class 4:
6/30/2022[4,5]	44.57	.07	(12.23)	(12.16)	(.05)	(3.97)	(4.02)	28.39	(27.99)[6]	552	1.04	[7]	1.00	[7]	.38	[7]
12/31/2021	40.45	.03	6.35	6.38	(.09)	(2.17)	(2.26)	44.57	16.14	744	1.05		1.04		.07
12/31/2020	32.05	.03	9.38	9.41	(.05)	(.96)	(1.01)	40.45	30.17	533	1.06		1.06		.09
12/31/2019	25.39	.17	8.45	8.62	(.28)	(1.68)	(1.96)	32.05	34.87	382	1.06		1.06		.57
12/31/2018	30.13	.14	(2.60)	(2.46)	(.15)	(2.13)	(2.28)	25.39	(9.24)	249	1.05		1.05		.47
12/31/2017	23.81	.10	7.22	7.32	(.16)	(.84)	(1.00)	30.13	31.11	211	1.05		1.05		.37

Refer to the end of the tables for footnotes.

324	American Funds Insurance Series

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income (loss) to average net assets[2]

Global Small Capitalization Fund

Class 1:
6/30/2022[4,5]	$34.17	$.03	$(10.08)	$(10.05)	$—	$(8.50)	$(8.50)	$15.62	(31.99)%[6]	$915		.74%[7]		.72%[7]		.24%[7]
12/31/2021	32.64	(.02)	2.32	2.30	—	(.77)	(.77)	34.17	6.98	1,707		.74		.74		(.07)
12/31/2020	26.80	(.01)	7.49	7.48	(.05)	(1.59)	(1.64)	32.64	30.04	2,391		.75		.75		(.06)
12/31/2019	21.75	.12	6.61	6.73	(.10)	(1.58)	(1.68)	26.80	31.84	2,050		.75		.75		.48
12/31/2018	25.38	.11	(2.51)	(2.40)	(.09)	(1.14)	(1.23)	21.75	(10.31)	1,453		.73		.73		.42
12/31/2017	20.24	.12	5.17	5.29	(.15)	—	(.15)	25.38	26.22	1,639		.73		.73		.54
Class 1A:
6/30/2022[4,5]	33.93	— [9]	(10.00)	(10.00)	—	(8.50)	(8.50)	15.43	(32.05)[6]	4		.99	[7]	.97	[7]	.02 [7]
12/31/2021	32.49	(.07)	2.28	2.21	—	(.77)	(.77)	33.93	6.73	5		.99		.99		(.21)
12/31/2020	26.74	(.09)	7.48	7.39	(.05)	(1.59)	(1.64)	32.49	29.72	1		.99		.99		(.33)
12/31/2019	21.71	.05	6.61	6.66	(.05)	(1.58)	(1.63)	26.74	31.56	1		.99		.99		.22
12/31/2018	25.36	.05	(2.52)	(2.47)	(.04)	(1.14)	(1.18)	21.71	(10.56)	—	[10]	.98		.98		.21
12/31/2017[4,8]	20.70	.08	4.71	4.79	(.13)	—	(.13)	25.36	23.19 [6]	—	[10]	.96	[7]	.96	[7]	.35 [7]
Class 2:
6/30/2022[4,5]	32.94	— [9]	(9.69)	(9.69)	—	(8.50)	(8.50)	14.75	(32.09)[6]	1,751		.99	[7]	.97	[7]	.01 [7]
12/31/2021	31.56	(.10)	2.25	2.15	—	(.77)	(.77)	32.94	6.74	2,521		.99		.99		(.30)
12/31/2020	26.02	(.08)	7.25	7.17	(.04)	(1.59)	(1.63)	31.56	29.72	2,653		1.00		1.00		(.31)
12/31/2019	21.16	.05	6.43	6.48	(.04)	(1.58)	(1.62)	26.02	31.52	2,363		1.00		1.00		.22
12/31/2018	24.72	.04	(2.44)	(2.40)	(.02)	(1.14)	(1.16)	21.16	(10.55)	2,056		.98		.98		.17
12/31/2017	19.72	.06	5.04	5.10	(.10)	—	(.10)	24.72	25.89	2,551		.98		.98		.27
Class 4:
6/30/2022[4,5]	32.96	(.03)	(9.68)	(9.71)	—	(8.50)	(8.50)	14.75	(32.13)[6]	249		1.24	[7]	1.22	[7]	(.23)[7]
12/31/2021	31.67	(.18)	2.24	2.06	—	(.77)	(.77)	32.96	6.43	344		1.24		1.24		(.53)
12/31/2020	26.16	(.14)	7.27	7.13	(.03)	(1.59)	(1.62)	31.67	29.39	268		1.25		1.25		(.56)
12/31/2019	21.28	(.01)	6.47	6.46	— [9]	(1.58)	(1.58)	26.16	31.24	206		1.25		1.25		(.04)
12/31/2018	24.91	(.02)	(2.46)	(2.48)	(.01)	(1.14)	(1.15)	21.28	(10.80)	146		1.24		1.24		(.08)
12/31/2017	19.91	— [9]	5.09	5.09	(.09)	—	(.09)	24.91	25.62	125		1.23		1.23		— [11]

Refer to the end of the tables for footnotes.

American Funds Insurance Series	325

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]		Ratio of net income (loss) to average net assets

Growth Fund

Class 1:
6/30/2022[4,5]	$127.58	$.26	$(36.77)	$(36.51)	$(.15)	$(14.31)	$(14.46)	$76.61	(29.80)%[6]	$13,552	.34%[7]		.50%[7]
12/31/2021	120.22	.46	24.29	24.75	(.58)	(16.81)	(17.39)	127.58	22.30	19,783	.34		.37
12/31/2020	81.22	.43	41.28	41.71	(.53)	(2.18)	(2.71)	120.22	52.45	15,644	.35		.46
12/31/2019	69.96	.83	19.63	20.46	(.76)	(8.44)	(9.20)	81.22	31.11	10,841	.35		1.09
12/31/2018	77.85	.64	.25	.89	(.54)	(8.24)	(8.78)	69.96	(.01)	8,474	.34		.81
12/31/2017	67.29	.55	17.89	18.44	(.55)	(7.33)	(7.88)	77.85	28.62	8,100	.35		.75
Class 1A:
6/30/2022[4,5]	126.70	.16	(36.53)	(36.37)	(.12)	(14.31)	(14.43)	75.90	(29.89)[6]	173	.59	[7]	.31	[7]
12/31/2021	119.59	.16	24.11	24.27	(.35)	(16.81)	(17.16)	126.70	21.97	121	.59		.13
12/31/2020	80.92	.20	41.05	41.25	(.40)	(2.18)	(2.58)	119.59	52.07	60	.60		.21
12/31/2019	69.77	.65	19.55	20.20	(.61)	(8.44)	(9.05)	80.92	30.79	18	.60		.85
12/31/2018	77.74	.47	.24	.71	(.44)	(8.24)	(8.68)	69.77	(.26)	10	.59		.60
12/31/2017[4,8]	68.84	.35	16.38	16.73	(.50)	(7.33)	(7.83)	77.74	25.47 [6]	3	.59	[7]	.47	[7]
Class 2:
6/30/2022[4,5]	126.28	.13	(36.38)	(36.25)	(.09)	(14.31)	(14.40)	75.63	(29.90)[6]	14,923	.59	[7]	.25	[7]
12/31/2021	119.18	.15	24.03	24.18	(.27)	(16.81)	(17.08)	126.28	21.97	21,986	.59		.12
12/31/2020	80.57	.19	40.89	41.08	(.29)	(2.18)	(2.47)	119.18	52.10	20,594	.60		.21
12/31/2019	69.48	.63	19.47	20.10	(.57)	(8.44)	(9.01)	80.57	30.77	15,885	.60		.83
12/31/2018	77.35	.44	.27	.71	(.34)	(8.24)	(8.58)	69.48	(.25)	13,701	.59		.55
12/31/2017	66.92	.37	17.76	18.13	(.37)	(7.33)	(7.70)	77.35	28.28	15,716	.60		.50
Class 3:
6/30/2022[4,5]	128.68	.17	(37.10)	(36.93)	(.11)	(14.31)	(14.42)	77.33	(29.88)[6]	198	.52	[7]	.31	[7]
12/31/2021	121.13	.24	24.47	24.71	(.35)	(16.81)	(17.16)	128.68	22.07	302	.52		.19
12/31/2020	81.84	.26	41.56	41.82	(.35)	(2.18)	(2.53)	121.13	52.20	279	.53		.28
12/31/2019	70.44	.69	19.77	20.46	(.62)	(8.44)	(9.06)	81.84	30.86	213	.53		.90
12/31/2018	78.32	.50	.26	.76	(.40)	(8.24)	(8.64)	70.44	(.18)	187	.52		.62
12/31/2017	67.67	.42	17.98	18.40	(.42)	(7.33)	(7.75)	78.32	28.39	212	.53		.57
Class 4:
6/30/2022[4,5]	123.79	— [9]	(35.61)	(35.61)	(.05)	(14.31)	(14.36)	73.82	(29.98)[6]	2,330	.84	[7]	—	[7,11]
12/31/2021	117.24	(.15)	23.59	23.44	(.08)	(16.81)	(16.89)	123.79	21.69	3,214	.84		(.13)
12/31/2020	79.41	(.04)	40.24	40.20	(.19)	(2.18)	(2.37)	117.24	51.71	2,347	.85		(.04)
12/31/2019	68.64	.44	19.19	19.63	(.42)	(8.44)	(8.86)	79.41	30.44	1,513	.85		.59
12/31/2018	76.56	.24	.28	.52	(.20)	(8.24)	(8.44)	68.64	(.50)	1,076	.84		.31
12/31/2017	66.41	.18	17.61	17.79	(.31)	(7.33)	(7.64)	76.56	27.99	954	.85		.25

Refer to the end of the tables for footnotes.

326	American Funds Insurance Series

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]		Ratio of net income to average net assets

International Fund

Class 1:
6/30/2022[4,5]	$22.70	$.17	$(5.01)	$(4.84)	$(.09)	$(2.60)	$(2.69)	$15.17	(22.53)%[6]	$3,226	.54%[7]		1.73%[7]
12/31/2021	23.64	.38	(.67)	(.29)	(.65)	—	(.65)	22.70	(1.23)	4,747	.55		1.57
12/31/2020	20.86	.14	2.82	2.96	(.18)	—	(.18)	23.64	14.28	5,652	.55		.71
12/31/2019	17.66	.30	3.74	4.04	(.34)	(.50)	(.84)	20.86	23.21	5,353	.54		1.54
12/31/2018	21.71	.34	(2.97)	(2.63)	(.40)	(1.02)	(1.42)	17.66	(12.94)	4,811	.53		1.62
12/31/2017	16.82	.26	5.16	5.42	(.30)	(.23)	(.53)	21.71	32.46	5,014	.53		1.33
Class 1A:
6/30/2022[4,5]	22.61	.15	(5.00)	(4.85)	(.08)	(2.60)	(2.68)	15.08	(22.66)[6]	10	.79	[7]	1.53	[7]
12/31/2021	23.55	.33	(.67)	(.34)	(.60)	—	(.60)	22.61	(1.47)	12	.80		1.39
12/31/2020	20.80	.08	2.81	2.89	(.14)	—	(.14)	23.55	13.96	10	.80		.43
12/31/2019	17.62	.25	3.72	3.97	(.29)	(.50)	(.79)	20.80	22.90	7	.79		1.27
12/31/2018	21.67	.27	(2.93)	(2.66)	(.37)	(1.02)	(1.39)	17.62	(13.11)	5	.78		1.32
12/31/2017[4,8]	17.17	.09	4.93	5.02	(.29)	(.23)	(.52)	21.67	29.46 [6]	2	.77	[7]	.43	[7]
Class 2:
6/30/2022[4,5]	22.60	.15	(4.99)	(4.84)	(.08)	(2.60)	(2.68)	15.08	(22.63)[6]	3,195	.79	[7]	1.50	[7]
12/31/2021	23.54	.33	(.68)	(.35)	(.59)	—	(.59)	22.60	(1.49)	4,190	.80		1.35
12/31/2020	20.78	.09	2.80	2.89	(.13)	—	(.13)	23.54	13.97	4,481	.80		.46
12/31/2019	17.60	.25	3.72	3.97	(.29)	(.50)	(.79)	20.78	22.88	4,311	.79		1.29
12/31/2018	21.63	.29	(2.95)	(2.66)	(.35)	(1.02)	(1.37)	17.60	(13.13)	3,875	.78		1.40
12/31/2017	16.76	.22	5.13	5.35	(.25)	(.23)	(.48)	21.63	32.14	4,422	.78		1.10
Class 3:
6/30/2022[4,5]	22.76	.15	(5.03)	(4.88)	(.08)	(2.60)	(2.68)	15.20	(22.64)[6]	16	.72	[7]	1.56	[7]
12/31/2021	23.69	.34	(.67)	(.33)	(.60)	—	(.60)	22.76	(1.39)	21	.73		1.41
12/31/2020	20.92	.10	2.81	2.91	(.14)	—	(.14)	23.69	14.00	25	.73		.53
12/31/2019	17.70	.27	3.75	4.02	(.30)	(.50)	(.80)	20.92	23.05	25	.72		1.37
12/31/2018	21.75	.31	(2.98)	(2.67)	(.36)	(1.02)	(1.38)	17.70	(13.10)	24	.71		1.48
12/31/2017	16.85	.23	5.17	5.40	(.27)	(.23)	(.50)	21.75	32.23	31	.71		1.17
Class 4:
6/30/2022[4,5]	22.31	.12	(4.93)	(4.81)	(.07)	(2.60)	(2.67)	14.83	(22.78)[6]	367	1.04	[7]	1.26	[7]
12/31/2021	23.25	.27	(.67)	(.40)	(.54)	—	(.54)	22.31	(1.71)	459	1.05		1.13
12/31/2020	20.54	.04	2.76	2.80	(.09)	—	(.09)	23.25	13.66	423	1.05		.21
12/31/2019	17.40	.20	3.69	3.89	(.25)	(.50)	(.75)	20.54	22.67	379	1.04		1.03
12/31/2018	21.42	.23	(2.93)	(2.70)	(.30)	(1.02)	(1.32)	17.40	(13.41)	295	1.03		1.13
12/31/2017	16.64	.11	5.16	5.27	(.26)	(.23)	(.49)	21.42	31.89	289	1.03		.55

Refer to the end of the tables for footnotes.

American Funds Insurance Series	327

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

New World Fund

Class 1:
6/30/2022[4,5]	$31.83	$.23	$(7.57)	$(7.34)	$(.14)	$(2.34)	$(2.48)	$22.01	(23.72)%[6]	$1,674	.71%[7]		.57%[7]		1.68%[7]
12/31/2021	31.59	.29	1.38	1.67	(.36)	(1.07)	(1.43)	31.83	5.16	2,443	.74		.56		.88
12/31/2020	25.84	.15	5.93	6.08	(.06)	(.27)	(.33)	31.59	23.89	2,309	.76		.64		.58
12/31/2019	20.98	.28	5.79	6.07	(.29)	(.92)	(1.21)	25.84	29.47	2,129	.76		.76		1.18
12/31/2018	25.30	.27	(3.65)	(3.38)	(.27)	(.67)	(.94)	20.98	(13.83)	1,702	.77		.77		1.11
12/31/2017	19.72	.26	5.59	5.85	(.27)	—	(.27)	25.30	29.73	2,050	.77		.77		1.14
Class 1A:
6/30/2022[4,5]	31.70	.20	(7.55)	(7.35)	(.12)	(2.34)	(2.46)	21.89	(23.82)[6]	10	.96	[7]	.82	[7]	1.46	[7]
12/31/2021	31.43	.17	1.41	1.58	(.24)	(1.07)	(1.31)	31.70	4.90	12	.99		.81		.54
12/31/2020	25.74	.07	5.92	5.99	(.03)	(.27)	(.30)	31.43	23.63	18	1.01		.87		.26
12/31/2019	20.92	.22	5.76	5.98	(.24)	(.92)	(1.16)	25.74	29.11	4	1.01		1.01		.92
12/31/2018	25.25	.21	(3.64)	(3.43)	(.23)	(.67)	(.90)	20.92	(14.02)	2	1.02		1.02		.91
12/31/2017[4,8]	20.14	.13	5.24	5.37	(.26)	—	(.26)	25.25	26.72 [6]	1	1.00	[7]	1.00	[7]	.53	[7]
Class 2:
6/30/2022[4,5]	31.48	.19	(7.49)	(7.30)	(.12)	(2.34)	(2.46)	21.72	(23.84)[6]	790	.96	[7]	.82	[7]	1.44	[7]
12/31/2021	31.25	.20	1.38	1.58	(.28)	(1.07)	(1.35)	31.48	4.92	1,086	.99		.81		.63
12/31/2020	25.59	.08	5.87	5.95	(.02)	(.27)	(.29)	31.25	23.58	1,109	1.01		.89		.34
12/31/2019	20.79	.22	5.73	5.95	(.23)	(.92)	(1.15)	25.59	29.15	981	1.01		1.01		.93
12/31/2018	25.07	.20	(3.61)	(3.41)	(.20)	(.67)	(.87)	20.79	(14.04)	843	1.02		1.02		.85
12/31/2017	19.54	.20	5.55	5.75	(.22)	—	(.22)	25.07	29.44	1,055	1.02		1.02		.89
Class 4:
6/30/2022[4,5]	31.24	.16	(7.42)	(7.26)	(.11)	(2.34)	(2.45)	21.53	(23.89)[6]	715	1.21	[7]	1.07	[7]	1.21	[7]
12/31/2021	31.04	.12	1.36	1.48	(.21)	(1.07)	(1.28)	31.24	4.63	906	1.24		1.06		.38
12/31/2020	25.47	.02	5.83	5.85	(.01)	(.27)	(.28)	31.04	23.29	807	1.26		1.14		.08
12/31/2019	20.71	.16	5.70	5.86	(.18)	(.92)	(1.10)	25.47	28.82	646	1.26		1.26		.67
12/31/2018	24.99	.14	(3.59)	(3.45)	(.16)	(.67)	(.83)	20.71	(14.25)	464	1.27		1.27		.61
12/31/2017	19.51	.14	5.52	5.66	(.18)	—	(.18)	24.99	29.06	427	1.27		1.27		.61

Refer to the end of the tables for footnotes.

328	American Funds Insurance Series

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

Washington Mutual Investors Fund

Class 1:
6/30/2022[4,5]	$18.09	$.16	$(2.19)	$(2.03)	$(.08)	$(3.72)	$(3.80)	$12.26	(12.88)%[6]	$5,471	.42%[7]		.26%[7]		2.00%[7]
12/31/2021	14.35	.29	3.73	4.02	(.28)	—	(.28)	18.09	28.12	6,766	.42		.31		1.79
12/31/2020	13.56	.25	.95	1.20	(.26)	(.15)	(.41)	14.35	9.04	5,684	.43		.43		2.00
12/31/2019	12.38	.30	2.25	2.55	(.30)	(1.07)	(1.37)	13.56	21.66	5,559	.42		.42		2.28
12/31/2018	14.96	.31	(1.44)	(1.13)	(.31)	(1.14)	(1.45)	12.38	(8.45)	4,810	.41		.41		2.13
12/31/2017	13.53	.32	1.96	2.28	(.32)	(.53)	(.85)	14.96	17.30	5,581	.41		.41		2.27
Class 1A:
6/30/2022[4,5]	17.96	.14	(2.17)	(2.03)	(.06)	(3.72)	(3.78)	12.15	(12.98)[6]	57	.67	[7]	.51	[7]	1.64	[7]
12/31/2021	14.28	.27	3.67	3.94	(.26)	—	(.26)	17.96	27.70	169	.67		.53		1.62
12/31/2020	13.51	.23	.93	1.16	(.24)	(.15)	(.39)	14.28	8.79	25	.67		.67		1.78
12/31/2019	12.35	.26	2.24	2.50	(.27)	(1.07)	(1.34)	13.51	21.35	9	.67		.67		2.03
12/31/2018	14.94	.26	(1.42)	(1.16)	(.29)	(1.14)	(1.43)	12.35	(8.67)	3	.66		.66		1.84
12/31/2017[4,8]	13.75	.28	1.75	2.03	(.31)	(.53)	(.84)	14.94	15.21 [6]	1	.65	[7]	.65	[7]	2.01	[7]
Class 2:
6/30/2022[4,5]	17.83	.14	(2.16)	(2.02)	(.07)	(3.72)	(3.79)	12.02	(13.01)[6]	2,775	.67	[7]	.51	[7]	1.74	[7]
12/31/2021	14.15	.25	3.67	3.92	(.24)	—	(.24)	17.83	27.78	3,426	.67		.56		1.54
12/31/2020	13.39	.22	.91	1.13	(.22)	(.15)	(.37)	14.15	8.68	3,082	.68		.68		1.75
12/31/2019	12.24	.26	2.22	2.48	(.26)	(1.07)	(1.33)	13.39	21.38	3,093	.67		.67		2.03
12/31/2018	14.80	.27	(1.42)	(1.15)	(.27)	(1.14)	(1.41)	12.24	(8.66)	2,850	.66		.66		1.88
12/31/2017	13.39	.28	1.94	2.22	(.28)	(.53)	(.81)	14.80	17.04	3,551	.66		.66		2.02
Class 4:
6/30/2022[4,5]	17.71	.12	(2.15)	(2.03)	(.06)	(3.72)	(3.78)	11.90	(13.13)[6]	995	.92	[7]	.76	[7]	1.50	[7]
12/31/2021	14.06	.21	3.65	3.86	(.21)	—	(.21)	17.71	27.51	1,104	.92		.81		1.30
12/31/2020	13.31	.19	.91	1.10	(.20)	(.15)	(.35)	14.06	8.47	788	.93		.93		1.51
12/31/2019	12.19	.23	2.20	2.43	(.24)	(1.07)	(1.31)	13.31	21.03	621	.92		.92		1.78
12/31/2018	14.77	.23	(1.42)	(1.19)	(.25)	(1.14)	(1.39)	12.19	(8.92)	368	.91		.91		1.62
12/31/2017	13.39	.25	1.93	2.18	(.27)	(.53)	(.80)	14.77	16.70	247	.91		.91		1.76

Refer to the end of the tables for footnotes.

American Funds Insurance Series	329

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

Capital World Growth and Income Fund

Class 1:
6/30/2022[4,5]	$18.42	$.21	$(3.76)	$(3.55)	$(.09)	$(3.45)	$(3.54)	$11.33	(21.20)%[6]	$551		.61%[7]		.42%[7]		2.67%[7]
12/31/2021	16.67	.38	2.10	2.48	(.33)	(.40)	(.73)	18.42	15.03	812		.63		.47		2.14
12/31/2020	15.92	.22	1.14	1.36	(.23)	(.38)	(.61)	16.67	9.03	657		.66		.66		1.49
12/31/2019	13.02	.31	3.67	3.98	(.32)	(.76)	(1.08)	15.92	31.39	625		.65		.65		2.08
12/31/2018	15.81	.29	(1.62)	(1.33)	(.28)	(1.18)	(1.46)	13.02	(9.36)	492		.63		.63		1.94
12/31/2017	13.02	.35	3.06	3.41	(.36)	(.26)	(.62)	15.81	26.40	485		.63		.63		2.43
Class 1A:
6/30/2022[4,5]	18.34	.19	(3.73)	(3.54)	(.09)	(3.45)	(3.54)	11.26	(21.28)[6]	6		.86	[7]	.67	[7]	2.47	[7]
12/31/2021	16.62	.37	2.06	2.43	(.31)	(.40)	(.71)	18.34	14.71	7		.88		.70		2.08
12/31/2020	15.88	.18	1.13	1.31	(.19)	(.38)	(.57)	16.62	8.78	2		.90		.90		1.23
12/31/2019	13.00	.26	3.68	3.94	(.30)	(.76)	(1.06)	15.88	31.04	2		.90		.90		1.77
12/31/2018	15.81	.26	(1.63)	(1.37)	(.26)	(1.18)	(1.44)	13.00	(9.62)	1		.88		.88		1.74
12/31/2017[4,8]	13.21	.18	3.03	3.21	(.35)	(.26)	(.61)	15.81	24.54 [6]	—	[10]	.84	[7]	.84	[7]	1.20	[7]
Class 2:
6/30/2022[4,5]	18.38	.19	(3.74)	(3.55)	(.09)	(3.45)	(3.54)	11.29	(21.30)[6]	992		.86	[7]	.67	[7]	2.39	[7]
12/31/2021	16.63	.33	2.11	2.44	(.29)	(.40)	(.69)	18.38	14.78	1,340		.88		.73		1.85
12/31/2020	15.89	.18	1.13	1.31	(.19)	(.38)	(.57)	16.63	8.73	1,349		.91		.91		1.23
12/31/2019	12.99	.27	3.68	3.95	(.29)	(.76)	(1.05)	15.89	31.14	1,366		.90		.90		1.84
12/31/2018	15.78	.26	(1.63)	(1.37)	(.24)	(1.18)	(1.42)	12.99	(9.63)	1,228		.88		.88		1.70
12/31/2017	13.00	.31	3.05	3.36	(.32)	(.26)	(.58)	15.78	26.06	1,538		.88		.88		2.11
Class 4:
6/30/2022[4,5]	18.04	.17	(3.67)	(3.50)	(.08)	(3.45)	(3.53)	11.01	(21.40)[6]	181		1.11	[7]	.92	[7]	2.17	[7]
12/31/2021	16.35	.29	2.06	2.35	(.26)	(.40)	(.66)	18.04	14.46	225		1.13		.97		1.65
12/31/2020	15.63	.14	1.12	1.26	(.16)	(.38)	(.54)	16.35	8.55	166		1.16		1.16		.97
12/31/2019	12.81	.23	3.61	3.84	(.26)	(.76)	(1.02)	15.63	30.73	145		1.15		1.15		1.56
12/31/2018	15.60	.21	(1.60)	(1.39)	(.22)	(1.18)	(1.40)	12.81	(9.89)	95		1.13		1.13		1.43
12/31/2017	12.89	.22	3.08	3.30	(.33)	(.26)	(.59)	15.60	25.83	79		1.14		1.14		1.49

Refer to the end of the tables for footnotes.

330	American Funds Insurance Series

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]		Ratio of net income to average net assets

Growth-Income Fund

Class 1:
6/30/2022[4,5]	$67.35	$.41	$(13.13)	$(12.72)	$(.18)	$(5.66)	$(5.84)	$48.79	(19.68)%[6]	$19,412	.28%[7]		1.38%[7]
12/31/2021	55.38	.79	12.64	13.43	(.86)	(.60)	(1.46)	67.35	24.42	25,507	.29		1.28
12/31/2020	50.71	.75	6.02	6.77	(.80)	(1.30)	(2.10)	55.38	13.81	22,903	.29		1.52
12/31/2019	45.39	1.00	10.40	11.40	(.92)	(5.16)	(6.08)	50.71	26.46	21,057	.29		2.05
12/31/2018	50.22	.84	(1.25)	(.41)	(.84)	(3.58)	(4.42)	45.39	(1.55)	16,783	.28		1.65
12/31/2017	44.41	.81	8.89	9.70	(.78)	(3.11)	(3.89)	50.22	22.68	15,765	.28		1.69
Class 1A:
6/30/2022[4,5]	67.02	.34	(13.06)	(12.72)	(.16)	(5.66)	(5.82)	48.48	(19.78)[6]	27	.53	[7]	1.14	[7]
12/31/2021	55.16	.65	12.55	13.20	(.74)	(.60)	(1.34)	67.02	24.08	32	.53		1.04
12/31/2020	50.54	.63	5.99	6.62	(.70)	(1.30)	(2.00)	55.16	13.55	16	.54		1.28
12/31/2019	45.28	.89	10.36	11.25	(.83)	(5.16)	(5.99)	50.54	26.14	11	.54		1.82
12/31/2018	50.15	.72	(1.25)	(.53)	(.76)	(3.58)	(4.34)	45.28	(1.78)	7	.53		1.43
12/31/2017[4,8]	45.39	.67	7.96	8.63	(.76)	(3.11)	(3.87)	50.15	19.83 [6]	2	.52	[7]	1.41	[7]
Class 2:
6/30/2022[4,5]	66.44	.33	(12.94)	(12.61)	(.15)	(5.66)	(5.81)	48.02	(19.79)[6]	11,636	.53	[7]	1.13	[7]
12/31/2021	54.66	.63	12.45	13.08	(.70)	(.60)	(1.30)	66.44	24.10	15,319	.54		1.03
12/31/2020	50.08	.62	5.93	6.55	(.67)	(1.30)	(1.97)	54.66	13.54	14,012	.54		1.27
12/31/2019	44.90	.87	10.27	11.14	(.80)	(5.16)	(5.96)	50.08	26.14	13,586	.53		1.80
12/31/2018	49.71	.71	(1.23)	(.52)	(.71)	(3.58)	(4.29)	44.90	(1.79)	12,035	.53		1.40
12/31/2017	44.00	.68	8.80	9.48	(.66)	(3.11)	(3.77)	49.71	22.38	13,930	.53		1.45
Class 3:
6/30/2022[4,5]	67.48	.36	(13.15)	(12.79)	(.16)	(5.66)	(5.82)	48.87	(19.75)[6]	126	.46	[7]	1.20	[7]
12/31/2021	55.49	.68	12.65	13.33	(.74)	(.60)	(1.34)	67.48	24.18	166	.47		1.10
12/31/2020	50.81	.66	6.02	6.68	(.70)	(1.30)	(2.00)	55.49	13.60	154	.47		1.34
12/31/2019	45.47	.91	10.43	11.34	(.84)	(5.16)	(6.00)	50.81	26.24	156	.46		1.87
12/31/2018	50.29	.75	(1.25)	(.50)	(.74)	(3.58)	(4.32)	45.47	(1.72)	140	.46		1.47
12/31/2017	44.47	.72	8.90	9.62	(.69)	(3.11)	(3.80)	50.29	22.47	168	.46		1.52
Class 4:
6/30/2022[4,5]	65.57	.26	(12.76)	(12.50)	(.13)	(5.66)	(5.79)	47.28	(19.88)[6]	1,568	.78	[7]	.89	[7]
12/31/2021	53.99	.48	12.28	12.76	(.58)	(.60)	(1.18)	65.57	23.80	1,928	.79		.79
12/31/2020	49.52	.49	5.85	6.34	(.57)	(1.30)	(1.87)	53.99	13.25	1,407	.79		1.02
12/31/2019	44.47	.74	10.18	10.92	(.71)	(5.16)	(5.87)	49.52	25.86	1,216	.79		1.56
12/31/2018	49.31	.58	(1.23)	(.65)	(.61)	(3.58)	(4.19)	44.47	(2.05)	899	.78		1.15
12/31/2017	43.73	.56	8.73	9.29	(.60)	(3.11)	(3.71)	49.31	22.08	827	.78		1.19

Refer to the end of the tables for footnotes.

American Funds Insurance Series	331

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

International Growth and Income Fund

Class 1:
6/30/2022[4,5]	$19.62	$.31	$(3.44)	$(3.13)	$(.02)	$(7.70)	$(7.72)	$8.77	(19.00)%[6]	$13	.68%[7]		.51%[7]		3.85%[7]
12/31/2021	19.01	.54	.53	1.07	(.46)	—	(.46)	19.62	5.64	30	.67		.67		2.70
12/31/2020	18.18	.27	.85	1.12	(.29)	—	(.29)	19.01	6.24	1,120	.68		.68		1.70
12/31/2019	15.35	.46	3.03	3.49	(.47)	(.19)	(.66)	18.18	23.06	1,140	.66		.66		2.73
12/31/2018	17.72	.45	(2.39)	(1.94)	(.43)	—	(.43)	15.35	(11.00)	1,034	.65		.65		2.62
12/31/2017	14.48	.46	3.20	3.66	(.42)	—	(.42)	17.72	25.31	1,121	.66		.66		2.75
Class 1A:
6/30/2022[4,5]	19.39	.31	(3.42)	(3.11)	(.04)	(7.70)	(7.74)	8.54	(19.14)[6]	4	.92	[7]	.75	[7]	3.96	[7]
12/31/2021	18.97	.50	.52	1.02	(.60)	—	(.60)	19.39	5.39	6	.94		.92		2.50
12/31/2020	18.15	.22	.85	1.07	(.25)	—	(.25)	18.97	5.98	3	.93		.93		1.38
12/31/2019	15.33	.41	3.04	3.45	(.44)	(.19)	(.63)	18.15	22.76	2	.91		.91		2.41
12/31/2018	17.70	.41	(2.39)	(1.98)	(.39)	—	(.39)	15.33	(11.24)	2	.90		.90		2.35
12/31/2017[4,8]	14.69	.34	3.08	3.42	(.41)	—	(.41)	17.70	23.36 [6]	2	.91	[7]	.91	[7]	1.99	[7]
Class 2:
6/30/2022[4,5]	19.38	.32	(3.43)	(3.11)	(.04)	(7.70)	(7.74)	8.53	(19.16)[6]	164	.92	[7]	.75	[7]	4.03	[7]
12/31/2021	18.95	.48	.53	1.01	(.58)	—	(.58)	19.38	5.37	211	.93		.92		2.44
12/31/2020	18.12	.23	.85	1.08	(.25)	—	(.25)	18.95	6.01	221	.93		.93		1.43
12/31/2019	15.30	.42	3.02	3.44	(.43)	(.19)	(.62)	18.12	22.76	257	.91		.91		2.49
12/31/2018	17.66	.41	(2.38)	(1.97)	(.39)	—	(.39)	15.30	(11.23)	230	.90		.90		2.38
12/31/2017	14.43	.43	3.17	3.60	(.37)	—	(.37)	17.66	25.03	276	.91		.91		2.60
Class 4:
6/30/2022[4,5]	19.23	.30	(3.39)	(3.09)	(.04)	(7.70)	(7.74)	8.40	(19.24)[6]	112	1.17	[7]	1.00	[7]	3.88	[7]
12/31/2021	18.82	.44	.51	.95	(.54)	—	(.54)	19.23	5.09	132	1.18		1.17		2.21
12/31/2020	18.01	.19	.83	1.02	(.21)	—	(.21)	18.82	5.73	112	1.18		1.18		1.19
12/31/2019	15.22	.37	3.01	3.38	(.40)	(.19)	(.59)	18.01	22.47	101	1.16		1.16		2.18
12/31/2018	17.58	.36	(2.36)	(2.00)	(.36)	—	(.36)	15.22	(11.46)	71	1.15		1.15		2.10
12/31/2017	14.38	.37	3.18	3.55	(.35)	—	(.35)	17.58	24.72	63	1.16		1.16		2.24

Refer to the end of the tables for footnotes.

332	American Funds Insurance Series

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

Capital Income Builder

Class 1:
6/30/2022[4,5]	$12.17	$.20	$(1.37)	$(1.17)	$(.13)	$—	$(.13)	$10.87	(9.64)%[6]	$553	.47%[7]		.26%[7]		3.43%[7]
12/31/2021	10.87	.37	1.28	1.65	(.35)	—	(.35)	12.17	15.31	563	.53		.27		3.19
12/31/2020	10.73	.31	.15	.46	(.32)	—	(.32)	10.87	4.64	621	.53		.35		3.07
12/31/2019	9.37	.32	1.36	1.68	(.32)	—	(.32)	10.73	18.16	533	.53		.53		3.17
12/31/2018	10.40	.31	(1.00)	(.69)	(.32)	(.02)	(.34)	9.37	(6.77)	317	.54		.54		3.08
12/31/2017	9.46	.32	.93	1.25	(.31)	—	(.31)	10.40	13.29	254	.54		.54		3.21
Class 1A:
6/30/2022[4,5]	12.15	.18	(1.35)	(1.17)	(.12)	—	(.12)	10.86	(9.68)[6]	10	.72	[7]	.51	[7]	3.17	[7]
12/31/2021	10.86	.34	1.27	1.61	(.32)	—	(.32)	12.15	14.95	10	.78		.52		2.94
12/31/2020	10.72	.28	.16	.44	(.30)	—	(.30)	10.86	4.38	6	.78		.60		2.81
12/31/2019	9.36	.29	1.37	1.66	(.30)	—	(.30)	10.72	17.90	6	.78		.78		2.84
12/31/2018	10.39	.28	(.99)	(.71)	(.30)	(.02)	(.32)	9.36	(7.01)	2	.79		.79		2.82
12/31/2017[4,8]	9.57	.27	.84	1.11	(.29)	—	(.29)	10.39	11.72 [6]	1	.79	[7]	.79	[7]	2.63	[7]
Class 2:
6/30/2022[4,5]	12.16	.18	(1.35)	(1.17)	(.12)	—	(.12)	10.87	(9.67)[6]	12	.72	[7]	.51	[7]	3.17	[7]
12/31/2021	10.87	.34	1.27	1.61	(.32)	—	(.32)	12.16	14.94	13	.78		.52		2.93
12/31/2020	10.72	.29	.16	.45	(.30)	—	(.30)	10.87	4.48	8	.78		.60		2.83
12/31/2019	9.36	.30	1.35	1.65	(.29)	—	(.29)	10.72	17.89	6	.78		.78		2.91
12/31/2018	10.40	.28	(1.00)	(.72)	(.30)	(.02)	(.32)	9.36	(7.08)	4	.79		.79		2.83
12/31/2017	9.46	.29	.93	1.22	(.28)	—	(.28)	10.40	13.04	1	.79		.79		2.82
Class 4:
6/30/2022[4,5]	12.14	.17	(1.35)	(1.18)	(.11)	—	(.11)	10.85	(9.81)[6]	523	.98	[7]	.76	[7]	2.91	[7]
12/31/2021	10.85	.31	1.27	1.58	(.29)	—	(.29)	12.14	14.68	559	1.03		.77		2.69
12/31/2020	10.71	.26	.15	.41	(.27)	—	(.27)	10.85	4.11	462	1.03		.85		2.55
12/31/2019	9.35	.27	1.36	1.63	(.27)	—	(.27)	10.71	17.62	454	1.03		1.03		2.68
12/31/2018	10.38	.26	(1.00)	(.74)	(.27)	(.02)	(.29)	9.35	(7.25)	352	1.04		1.04		2.58
12/31/2017	9.45	.27	.92	1.19	(.26)	—	(.26)	10.38	12.65	338	1.04		1.04		2.72

Refer to the end of the tables for footnotes.

American Funds Insurance Series	333

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]		Ratio of net income to average net assets

Asset Allocation Fund

Class 1:
6/30/2022[4,5]	$29.08	$.26	$(4.66)	$(4.40)	$(.11)	$(2.65)	$(2.76)	$21.92	(15.78)%[6]	$15,266	.30%[7]		1.97%[7]
12/31/2021	26.50	.48	3.54	4.02	(.50)	(.94)	(1.44)	29.08	15.40	18,836	.30		1.71
12/31/2020	24.05	.43	2.59	3.02	(.46)	(.11)	(.57)	26.50	12.71	19,238	.30		1.80
12/31/2019	21.29	.51	3.94	4.45	(.50)	(1.19)	(1.69)	24.05	21.54	17,730	.29		2.21
12/31/2018	23.71	.48	(1.43)	(.95)	(.44)	(1.03)	(1.47)	21.29	(4.35)	14,627	.28		2.04
12/31/2017	21.68	.44	3.06	3.50	(.41)	(1.06)	(1.47)	23.71	16.51	16,556	.29		1.90
Class 1A:
6/30/2022[4,5]	28.97	.23	(4.64)	(4.41)	(.10)	(2.65)	(2.75)	21.81	(15.88)[6]	21	.55	[7]	1.74	[7]
12/31/2021	26.42	.42	3.52	3.94	(.45)	(.94)	(1.39)	28.97	15.13	24	.55		1.49
12/31/2020	23.99	.37	2.58	2.95	(.41)	(.11)	(.52)	26.42	12.43	14	.55		1.56
12/31/2019	21.26	.45	3.92	4.37	(.45)	(1.19)	(1.64)	23.99	21.19	11	.54		1.95
12/31/2018	23.69	.42	(1.42)	(1.00)	(.40)	(1.03)	(1.43)	21.26	(4.58)	7	.53		1.82
12/31/2017[4,8]	21.97	.39	2.78	3.17	(.39)	(1.06)	(1.45)	23.69	14.78 [6]	4	.53	[7]	1.69	[7]
Class 2:
6/30/2022[4,5]	28.74	.22	(4.60)	(4.38)	(.10)	(2.65)	(2.75)	21.61	(15.91)[6]	4,342	.55	[7]	1.72	[7]
12/31/2021	26.21	.41	3.49	3.90	(.43)	(.94)	(1.37)	28.74	15.10	5,473	.55		1.46
12/31/2020	23.79	.37	2.56	2.93	(.40)	(.11)	(.51)	26.21	12.46	5,242	.55		1.55
12/31/2019	21.08	.45	3.89	4.34	(.44)	(1.19)	(1.63)	23.79	21.23	5,154	.54		1.96
12/31/2018	23.49	.41	(1.41)	(1.00)	(.38)	(1.03)	(1.41)	21.08	(4.60)	4,668	.53		1.78
12/31/2017	21.49	.37	3.04	3.41	(.35)	(1.06)	(1.41)	23.49	16.23	5,480	.54		1.64

Class 3:
6/30/2022[4,5]	29.12	.24	(4.67)	(4.43)	(.10)	(2.65)	(2.75)	21.94	(15.89)[6]	29	.48	[7]	1.79	[7]
12/31/2021	26.53	.43	3.55	3.98	(.45)	(.94)	(1.39)	29.12	15.22	36	.48		1.53
12/31/2020	24.08	.39	2.59	2.98	(.42)	(.11)	(.53)	26.53	12.50	33	.48		1.62
12/31/2019	21.32	.47	3.93	4.40	(.45)	(1.19)	(1.64)	24.08	21.30	32	.47		2.02
12/31/2018	23.73	.43	(1.41)	(.98)	(.40)	(1.03)	(1.43)	21.32	(4.49)	29	.46		1.85
12/31/2017	21.70	.39	3.07	3.46	(.37)	(1.06)	(1.43)	23.73	16.29	38	.47		1.72
Class 4:
6/30/2022[4,5]	28.56	.19	(4.57)	(4.38)	(.09)	(2.65)	(2.74)	21.44	(16.01)[6]	5,307	.80	[7]	1.48	[7]
12/31/2021	26.06	.34	3.47	3.81	(.37)	(.94)	(1.31)	28.56	14.84	6,337	.80		1.22
12/31/2020	23.67	.31	2.54	2.85	(.35)	(.11)	(.46)	26.06	12.16	5,131	.80		1.30
12/31/2019	20.99	.39	3.87	4.26	(.39)	(1.19)	(1.58)	23.67	20.92	4,493	.79		1.71
12/31/2018	23.40	.35	(1.40)	(1.05)	(.33)	(1.03)	(1.36)	20.99	(4.83)	3,594	.78		1.54
12/31/2017	21.43	.32	3.02	3.34	(.31)	(1.06)	(1.37)	23.40	15.91	3,582	.79		1.40

Refer to the end of the tables for footnotes.

334	American Funds Insurance Series

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

American Funds Global Balanced Fund

Class 1:
6/30/2022[4,5]	$14.73	$.13	$(2.53)	$(2.40)	$—	$(.07)	$(.07)	$12.26	(16.31)%[6]	$99		.64%[7]		.63%[7]		1.92%[7]
12/31/2021	14.19	.18	1.37	1.55	(.19)	(.82)	(1.01)	14.73	11.05	120		.73		.73		1.24
12/31/2020	13.51	.17	1.24	1.41	(.19)	(.54)	(.73)	14.19	10.53	139		.72		.72		1.29
12/31/2019	11.67	.24	2.17	2.41	(.20)	(.37)	(.57)	13.51	20.79	134		.72		.72		1.88
12/31/2018	12.75	.23	(.96)	(.73)	(.20)	(.15)	(.35)	11.67	(5.81)	110		.72		.72		1.82
12/31/2017	11.08	.21	1.99	2.20	(.15)	(.38)	(.53)	12.75	19.91	93		.72		.72		1.68
Class 1A:
6/30/2022[4,5]	14.70	.11	(2.53)	(2.42)	—	(.07)	(.07)	12.21	(16.48)[6]	2		.89	[7]	.89	[7]	1.63	[7]
12/31/2021	14.16	.15	1.36	1.51	(.15)	(.82)	(.97)	14.70	10.83	4		.98		.98		1.02
12/31/2020	13.49	.14	1.23	1.37	(.16)	(.54)	(.70)	14.16	10.25	3		.97		.97		1.03
12/31/2019	11.65	.21	2.17	2.38	(.17)	(.37)	(.54)	13.49	20.54	2		.97		.97		1.63
12/31/2018	12.74	.18	(.94)	(.76)	(.18)	(.15)	(.33)	11.65	(6.03)	2		.98		.98		1.44
12/31/2017[4,8]	11.18	.16	1.92	2.08	(.14)	(.38)	(.52)	12.74	18.71 [6]	—	[10]	.94	[7]	.94	[7]	1.27	[7]
Class 2:
6/30/2022[4,5]	14.70	.11	(2.52)	(2.41)	—	(.07)	(.07)	12.22	(16.41)[6]	162		.89	[7]	.89	[7]	1.66	[7]
12/31/2021	14.16	.15	1.36	1.51	(.15)	(.82)	(.97)	14.70	10.79	208		.98		.98		1.01
12/31/2020	13.48	.14	1.23	1.37	(.15)	(.54)	(.69)	14.16	10.30	208		.97		.97		1.03
12/31/2019	11.65	.21	2.16	2.37	(.17)	(.37)	(.54)	13.48	20.44	207		.97		.97		1.64
12/31/2018	12.72	.20	(.96)	(.76)	(.16)	(.15)	(.31)	11.65	(6.01)	185		.97		.97		1.57
12/31/2017	11.06	.18	1.98	2.16	(.12)	(.38)	(.50)	12.72	19.57	210		.96		.96		1.43
Class 4:
6/30/2022[4,5]	14.53	.09	(2.49)	(2.40)	—	(.07)	(.07)	12.06	(16.53)[6]	112		1.14	[7]	1.13	[7]	1.42	[7]
12/31/2021	14.02	.11	1.34	1.45	(.12)	(.82)	(.94)	14.53	10.46	135		1.23		1.23		.77
12/31/2020	13.36	.10	1.22	1.32	(.12)	(.54)	(.66)	14.02	10.00	105		1.22		1.22		.78
12/31/2019	11.55	.18	2.14	2.32	(.14)	(.37)	(.51)	13.36	20.21	94		1.22		1.22		1.37
12/31/2018	12.63	.17	(.96)	(.79)	(.14)	(.15)	(.29)	11.55	(6.31)	69		1.22		1.22		1.34
12/31/2017	11.00	.13	1.99	2.12	(.11)	(.38)	(.49)	12.63	19.38	51		1.22		1.22		1.07

Refer to the end of the tables for footnotes.

American Funds Insurance Series	335

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

The Bond Fund of America

Class 1:
6/30/2022[4,5]	$11.21	$.15	$(1.26)	$(1.11)	$(.06)	$(.12)	$(.18)	$9.92	(9.96)%[6]	$6,878	.39%[7]		.20%[7]		2.80%[7]
12/31/2021	11.89	.21	(.23)	(.02)	(.19)	(.47)	(.66)	11.21	(.14)	8,555	.39		.26		1.84
12/31/2020	11.17	.23	.87	1.10	(.27)	(.11)	(.38)	11.89	9.96	6,844	.40		.40		2.00
12/31/2019	10.47	.30	.71	1.01	(.31)	—	(.31)	11.17	9.70	6,481	.39		.39		2.76
12/31/2018	10.82	.29	(.35)	(.06)	(.28)	(.01)	(.29)	10.47	(.45)	5,962	.38		.38		2.70
12/31/2017	10.80	.24	.18	.42	(.24)	(.16)	(.40)	10.82	3.88	6,434	.38		.38		2.19
Class 1A:
6/30/2022[4,5]	11.16	.16	(1.28)	(1.12)	(.06)	(.12)	(.18)	9.86	(10.09)[6]	200	.63	[7]	.44	[7]	3.12	[7]
12/31/2021	11.84	.18	(.23)	(.05)	(.16)	(.47)	(.63)	11.16	(.36)	12	.64		.51		1.59
12/31/2020	11.13	.20	.87	1.07	(.25)	(.11)	(.36)	11.84	9.68	9	.65		.65		1.74
12/31/2019	10.45	.27	.71	.98	(.30)	—	(.30)	11.13	9.36	7	.64		.64		2.48
12/31/2018	10.80	.26	(.33)	(.07)	(.27)	(.01)	(.28)	10.45	(.60)	3	.63		.63		2.50
12/31/2017[4,8]	10.82	.22	.15	.37	(.23)	(.16)	(.39)	10.80	3.46 [6]	1	.62	[7]	.62	[7]	2.01	[7]
Class 2:
6/30/2022[4,5]	11.06	.13	(1.25)	(1.12)	(.05)	(.12)	(.17)	9.77	(10.14)[6]	3,092	.64	[7]	.45	[7]	2.56	[7]
12/31/2021	11.73	.18	(.22)	(.04)	(.16)	(.47)	(.63)	11.06	(.31)	3,729	.64		.52		1.57
12/31/2020	11.02	.20	.86	1.06	(.24)	(.11)	(.35)	11.73	9.73	3,840	.65		.65		1.75
12/31/2019	10.34	.27	.70	.97	(.29)	—	(.29)	11.02	9.36	3,561	.64		.64		2.51
12/31/2018	10.69	.26	(.34)	(.08)	(.26)	(.01)	(.27)	10.34	(.71)	3,524	.63		.63		2.45
12/31/2017	10.67	.21	.18	.39	(.21)	(.16)	(.37)	10.69	3.67	3,966	.63		.63		1.94
Class 4:
6/30/2022[4,5]	11.01	.12	(1.24)	(1.12)	(.05)	(.12)	(.17)	9.72	(10.22)[6]	799	.89	[7]	.70	[7]	2.32	[7]
12/31/2021	11.69	.15	(.22)	(.07)	(.14)	(.47)	(.61)	11.01	(.59)	891	.89		.76		1.34
12/31/2020	11.00	.17	.85	1.02	(.22)	(.11)	(.33)	11.69	9.38	714	.90		.90		1.48
12/31/2019	10.33	.24	.70	.94	(.27)	—	(.27)	11.00	9.08	502	.89		.89		2.25
12/31/2018	10.68	.23	(.33)	(.10)	(.24)	(.01)	(.25)	10.33	(.89)	366	.88		.88		2.22
12/31/2017	10.70	.19	.16	.35	(.21)	(.16)	(.37)	10.68	3.29	297	.88		.88		1.72

Refer to the end of the tables for footnotes.

336	American Funds Insurance Series

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

Capital World Bond Fund

Class 1:
6/30/2022[4,5]	$11.79	$.12	$(2.01)	$(1.89)	$(.03)	$(.16)	$(.19)	$9.71	(16.05)%[6]	$708		.54%[7]		.47%[7]		2.33%[7]
12/31/2021	12.94	.25	(.85)	(.60)	(.24)	(.31)	(.55)	11.79	(4.73)	988		.60		.50		2.06
12/31/2020	12.12	.26	.95	1.21	(.18)	(.21)	(.39)	12.94	10.17	1,219		.59		.52		2.08
12/31/2019	11.42	.31	.61	.92	(.22)	—	(.22)	12.12	8.08	1,077		.58		.58		2.60
12/31/2018	11.88	.30	(.44)	(.14)	(.28)	(.04)	(.32)	11.42	(1.14)	1,015		.57		.57		2.56
12/31/2017	11.22	.28	.52	.80	(.07)	(.07)	(.14)	11.88	7.11	1,273		.56		.56		2.37
Class 1A:
6/30/2022[4,5]	11.76	.11	(2.02)	(1.91)	(.02)	(.16)	(.18)	9.67	(16.22)[6]	1		.79	[7]	.72	[7]	2.08	[7]
12/31/2021	12.91	.23	(.85)	(.62)	(.22)	(.31)	(.53)	11.76	(4.88)	1		.85		.75		1.85
12/31/2020	12.10	.23	.95	1.18	(.16)	(.21)	(.37)	12.91	9.89	1		.83		.76		1.83
12/31/2019	11.41	.28	.60	.88	(.19)	—	(.19)	12.10	7.75	1		.83		.83		2.35
12/31/2018	11.87	.27	(.43)	(.16)	(.26)	(.04)	(.30)	11.41	(1.29)	1		.82		.82		2.36
12/31/2017[4,8]	11.22	.26	.52	.78	(.06)	(.07)	(.13)	11.87	7.00 [6]	—	[10]	.72	[7]	.72	[7]	2.27	[7]
Class 2:
6/30/2022[4,5]	11.70	.11	(2.01)	(1.90)	(.02)	(.16)	(.18)	9.62	(16.21)[6]	817		.79	[7]	.72	[7]	2.09	[7]
12/31/2021	12.84	.22	(.84)	(.62)	(.21)	(.31)	(.52)	11.70	(4.92)	1,030		.85		.75		1.82
12/31/2020	12.03	.22	.95	1.17	(.15)	(.21)	(.36)	12.84	9.90	1,058		.84		.77		1.83
12/31/2019	11.34	.28	.60	.88	(.19)	—	(.19)	12.03	7.77	1,002		.83		.83		2.35
12/31/2018	11.79	.27	(.43)	(.16)	(.25)	(.04)	(.29)	11.34	(1.33)	1,032		.82		.82		2.32
12/31/2017	11.14	.25	.51	.76	(.04)	(.07)	(.11)	11.79	6.86	1,164		.81		.81		2.12
Class 4:
6/30/2022[4,5]	11.57	.10	(1.98)	(1.88)	(.02)	(.16)	(.18)	9.51	(16.26)[6]	56		1.04	[7]	.97	[7]	1.84	[7]
12/31/2021	12.71	.19	(.84)	(.65)	(.18)	(.31)	(.49)	11.57	(5.18)	66		1.10		1.00		1.57
12/31/2020	11.92	.19	.94	1.13	(.13)	(.21)	(.34)	12.71	9.62	61		1.09		1.02		1.58
12/31/2019	11.24	.24	.60	.84	(.16)	—	(.16)	11.92	7.54	49		1.08		1.08		2.09
12/31/2018	11.70	.24	(.43)	(.19)	(.23)	(.04)	(.27)	11.24	(1.61)	40		1.07		1.07		2.09
12/31/2017	11.08	.22	.51	.73	(.04)	(.07)	(.11)	11.70	6.63	31		1.06		1.06		1.89

Refer to the end of the tables for footnotes.

American Funds Insurance Series	337

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

American High-Income Trust

Class 1:
6/30/2022[4,5]	$10.19	$.27	$(1.53)	$(1.26)	$(.10)	$—	$(.10)	$8.83	(12.42)%[6]	$229		.49%[7]		.32%[7]		5.55%[7]
12/31/2021	9.80	.51	.34	.85	(.46)	—	(.46)	10.19	8.74	278		.53		.37		4.95
12/31/2020	9.87	.61	.17	.78	(.85)	—	(.85)	9.80	8.21	123		.52		.52		6.46
12/31/2019	9.34	.67	.52	1.19	(.66)	—	(.66)	9.87	12.85	525		.51		.51		6.71
12/31/2018	10.19	.64	(.84)	(.20)	(.65)	—	(.65)	9.34	(2.15)	501		.50		.50		6.32
12/31/2017	10.18	.63	.10	.73	(.72)	—	(.72)	10.19	7.25	632		.49		.49		5.98
Class 1A:
6/30/2022[4,5]	10.16	.25	(1.52)	(1.27)	(.10)	—	(.10)	8.79	(12.60)[6]	1		.75	[7]	.57	[7]	5.27	[7]
12/31/2021	9.78	.49	.33	.82	(.44)	—	(.44)	10.16	8.42	1		.78		.64		4.75
12/31/2020	9.86	.56	.20	.76	(.84)	—	(.84)	9.78	7.94	1		.78		.78		5.85
12/31/2019	9.33	.65	.51	1.16	(.63)	—	(.63)	9.86	12.61	1		.75		.75		6.47
12/31/2018	10.18	.62	(.84)	(.22)	(.63)	—	(.63)	9.33	(2.35)	1		.75		.75		6.11
12/31/2017[4,8]	10.28	.60	.02	.62	(.72)	—	(.72)	10.18	6.02 [6]	—	[10]	.72	[7]	.72	[7]	5.74	[7]
Class 2:
6/30/2022[4,5]	9.98	.25	(1.49)	(1.24)	(.10)	—	(.10)	8.64	(12.52)[6]	540		.75	[7]	.57	[7]	5.28	[7]
12/31/2021	9.61	.48	.33	.81	(.44)	—	(.44)	9.98	8.42	673		.78		.65		4.80
12/31/2020	9.70	.55	.19	.74	(.83)	—	(.83)	9.61	7.94	665		.78		.78		5.88
12/31/2019	9.19	.64	.50	1.14	(.63)	—	(.63)	9.70	12.55	667		.76		.76		6.45
12/31/2018	10.03	.61	(.83)	(.22)	(.62)	—	(.62)	9.19	(2.34)	661		.75		.75		6.07
12/31/2017	10.04	.59	.10	.69	(.70)	—	(.70)	10.03	6.89	776		.74		.74		5.72
Class 3:
6/30/2022[4,5]	10.24	.26	(1.54)	(1.28)	(.10)	—	(.10)	8.86	(12.58)[6]	9		.68	[7]	.50	[7]	5.35	[7]
12/31/2021	9.84	.50	.34	.84	(.44)	—	(.44)	10.24	8.60	10		.71		.58		4.86
12/31/2020	9.92	.57	.19	.76	(.84)	—	(.84)	9.84	7.93	10		.71		.71		5.94
12/31/2019	9.38	.66	.52	1.18	(.64)	—	(.64)	9.92	12.70	10		.69		.69		6.52
12/31/2018	10.23	.63	(.85)	(.22)	(.63)	—	(.63)	9.38	(2.33)	10		.68		.68		6.14
12/31/2017	10.22	.61	.10	.71	(.70)	—	(.70)	10.23	7.02	12		.67		.67		5.79
Class 4:
6/30/2022[4,5]	10.99	.26	(1.65)	(1.39)	(.09)	—	(.09)	9.51	(12.68)[6]	71		.99	[7]	.82	[7]	5.03	[7]
12/31/2021	10.54	.50	.36	.86	(.41)	—	(.41)	10.99	8.18	90		1.03		.89		4.52
12/31/2020	10.56	.57	.22	.79	(.81)	—	(.81)	10.54	7.74	69		1.03		1.03		5.58
12/31/2019	9.96	.67	.54	1.21	(.61)	—	(.61)	10.56	12.27	63		1.01		1.01		6.21
12/31/2018	10.82	.63	(.90)	(.27)	(.59)	—	(.59)	9.96	(2.64)	31		1.00		1.00		5.83
12/31/2017	10.79	.61	.10	.71	(.68)	—	(.68)	10.82	6.63	34		.99		.99		5.46

Refer to the end of the tables for footnotes.

338	American Funds Insurance Series

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[2]		Ratio of net income to average net assets[2]

American Funds Mortgage Fund

Class 1:
6/30/2022[4,5]	$10.63	$.03	$(.75)	$(.72)	$—	$—	$—	$9.91	(6.77)%[6]	$1		.45%[7]		.24%[7]		.56%[7]
12/31/2021	11.11	.06	(.09)	(.03)	(.08)	(.37)	(.45)	10.63	(.32)	231		.49		.29		.58
12/31/2020	10.56	.10	.64	.74	(.17)	(.02)	(.19)	11.11	6.98	224		.48		.36		.93
12/31/2019	10.30	.24	.30	.54	(.28)	—	(.28)	10.56	5.30	210		.47		.47		2.26
12/31/2018	10.47	.20	(.14)	.06	(.23)	—	(.23)	10.30	.58	209		.48		.48		1.97
12/31/2017	10.56	.16	— [9]	.16	(.18)	(.07)	(.25)	10.47	1.47	265		.47		.47		1.52
Class 1A:
6/30/2022[4,5]	10.59	.06	(.80)	(.74)	(.05)	—	(.05)	9.80	(6.94)[6]	2		.68	[7]	.50	[7]	1.21	[7]
12/31/2021	11.08	.04	(.10)	(.06)	(.06)	(.37)	(.43)	10.59	(.47)	2		.74		.54		.33
12/31/2020	10.55	.07	.63	.70	(.15)	(.02)	(.17)	11.08	6.63	1		.73		.59		.61
12/31/2019	10.28	.22	.30	.52	(.25)	—	(.25)	10.55	5.09	1		.71		.71		2.04
12/31/2018	10.46	.18	(.14)	.04	(.22)	—	(.22)	10.28	.36	1		.73		.73		1.77
12/31/2017[4,8]	10.55	.14	— [9]	.14	(.16)	(.07)	(.23)	10.46	1.31 [6]	—	[10]	.70	[7]	.70	[7]	1.38	[7]
Class 2:
6/30/2022[4,5]	10.61	.06	(.80)	(.74)	(.05)	—	(.05)	9.82	(6.93)[6]	50		.68	[7]	.50	[7]	1.21	[7]
12/31/2021	11.09	.04	(.10)	(.06)	(.05)	(.37)	(.42)	10.61	(.57)	58		.74		.54		.33
12/31/2020	10.54	.08	.63	.71	(.14)	(.02)	(.16)	11.09	6.72	58		.73		.60		.68
12/31/2019	10.28	.21	.31	.52	(.26)	—	(.26)	10.54	5.04	56		.72		.72		2.01
12/31/2018	10.45	.18	(.15)	.03	(.20)	—	(.20)	10.28	.32	57		.73		.73		1.72
12/31/2017	10.54	.14	(.01)	.13	(.15)	(.07)	(.22)	10.45	1.22	63		.72		.72		1.27
Class 4:
6/30/2022[4,5]	10.49	.05	(.79)	(.74)	(.05)	—	(.05)	9.70	(7.05)[6]	40		.93	[7]	.75	[7]	.97	[7]
12/31/2021	10.97	.01	(.09)	(.08)	(.03)	(.37)	(.40)	10.49	(.78)	43		.99		.79		.08
12/31/2020	10.44	.04	.63	.67	(.12)	(.02)	(.14)	10.97	6.38	37		.98		.85		.41
12/31/2019	10.19	.18	.31	.49	(.24)	—	(.24)	10.44	4.80	28		.97		.97		1.71
12/31/2018	10.38	.15	(.15)	— [9]	(.19)	—	(.19)	10.19	.07	24		.98		.98		1.49
12/31/2017	10.48	.11	— [9]	.11	(.14)	(.07)	(.21)	10.38	.97	12		.97		.97		1.03

Refer to the end of the tables for footnotes.

American Funds Insurance Series	339

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Ultra-Short Bond Fund

Class 1:
6/30/2022[4,5]	$11.27	$.01	$—	[9]	$.01	$—	$—	$—	$11.28	.09%[6]	$47		.33%[7]		.15%[7]
12/31/2021	11.31	(.03)	(.01)		(.04)	—	—	—	11.27	(.35)	37		.37		(.28)
12/31/2020	11.30	.02	.02		.04	(.03)	—	(.03)	11.31	.34	44		.37		.16
12/31/2019	11.31	.22	—	[9]	.22	(.23)	—	(.23)	11.30	1.92	30		.36		1.92
12/31/2018	11.29	.18	—	[9]	.18	(.16)	—	(.16)	11.31	1.58	37		.35		1.60
12/31/2017	11.27	.08	(.01)		.07	(.05)	—	(.05)	11.29	.66	37		.35		.68
Class 1A:
6/30/2022[4,5]	11.28	.01	(.01)		—	—	—	—	11.28	.00 [6]	—	[10]	.33	[7]	.14 [7]
12/31/2021	11.31	(.03)	—	[9]	(.03)	—	—	—	11.28	(.27)	—	[10]	.36		(.28)
12/31/2020	11.30	.03	.01		.04	(.03)	—	(.03)	11.31	.32	—	[10]	.35		.26
12/31/2019	11.31	.22	—	[9]	.22	(.23)	—	(.23)	11.30	1.92	—	[10]	.37		1.90
12/31/2018	11.29	.18	—	[9]	.18	(.16)	—	(.16)	11.31	1.58	—	[10]	.35		1.60
12/31/2017[4,8]	11.27	.08	—	[9]	.08	(.06)	—	(.06)	11.29	.67 [6]	—	[10]	.34	[7]	.69 [7]
Class 2:
6/30/2022[4,5]	10.93	— [9]	(.01)		(.01)	—	—	—	10.92	(.09)[6]	297		.58	[7]	(.09)[7]
12/31/2021	10.99	(.06)	—	[9]	(.06)	—	—	—	10.93	(.55)	245		.62		(.53)
12/31/2020	11.01	— [9]	—	[9]	— [9]	(.02)	—	(.02)	10.99	.03	288		.62		(.05)
12/31/2019	11.03	.18	—	[9]	.18	(.20)	—	(.20)	11.01	1.62	230		.61		1.66
12/31/2018	11.01	.15	—	[9]	.15	(.13)	—	(.13)	11.03	1.36	247		.60		1.34
12/31/2017	10.99	.05	—	[9]	.05	(.03)	—	(.03)	11.01	.46	249		.60		.42
Class 3:
6/30/2022[4,5]	11.07	— [9]	(.01)		(.01)	—	—	—	11.06	(.09)[6]	5		.51	[7]	(.04)[7]
12/31/2021	11.12	(.05)	—	[9]	(.05)	—	—	—	11.07	(.45)	5		.55		(.46)
12/31/2020	11.13	— [9]	.02		.02	(.03)	—	(.03)	11.12	.13	4		.55		.03
12/31/2019	11.14	.20	—	[9]	.20	(.21)	—	(.21)	11.13	1.76	3		.54		1.74
12/31/2018	11.12	.16	(.01)		.15	(.13)	—	(.13)	11.14	1.38	4		.53		1.42
12/31/2017	11.10	.06	—	[9]	.06	(.04)	—	(.04)	11.12	.54	4		.53		.50
Class 4:
6/30/2022[4,5]	11.00	(.02)	—	[9]	(.02)	—	—	—	10.98	(.18)[6]	75		.83	[7]	(.33)[7]
12/31/2021	11.08	(.09)	.01		(.08)	—	—	—	11.00	(.72)	46		.87		(.79)
12/31/2020	11.13	(.04)	.01		(.03)	(.02)	—	(.02)	11.08	(.25)	40		.87		(.35)
12/31/2019	11.15	.16	—	[9]	.16	(.18)	—	(.18)	11.13	1.40	22		.86		1.40
12/31/2018	11.13	.12	.01		.13	(.11)	—	(.11)	11.15	1.14	18		.86		1.11
12/31/2017	11.12	.02	—	[9]	.02	(.01)	—	(.01)	11.13	.16	15		.85		.19

Refer to the end of the tables for footnotes.

340	American Funds Insurance Series

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[2]		Ratio of net income to average net assets[2]

U.S. Government Securities Fund

Class 1:
6/30/2022[4,5]	$11.67	$.15	$(.98)	$(.83)	$(.05)	$—	$(.05)	$10.79	(7.08)%[6]	$255		.37%[7]		.23%[7]		2.64%[7]
12/31/2021	13.04	.18	(.26)	(.08)	(.18)	(1.11)	(1.29)	11.67	(.44)	522		.39		.29		1.50
12/31/2020	12.34	.16	1.07	1.23	(.26)	(.27)	(.53)	13.04	10.09	429		.38		.38		1.21
12/31/2019	11.94	.25	.43	.68	(.28)	—	(.28)	12.34	5.69	1,418		.37		.37		2.07
12/31/2018	12.08	.24	(.13)	.11	(.25)	—	(.25)	11.94	.91	1,445		.36		.36		2.02
12/31/2017	12.05	.21	.01	.22	(.19)	—	(.19)	12.08	1.83	1,558		.36		.36		1.68
Class 1A:
6/30/2022[4,5]	11.63	.14	(.97)	(.83)	(.05)	—	(.05)	10.75	(7.15)[6]	4		.62	[7]	.48	[7]	2.47	[7]
12/31/2021	13.00	.16	(.26)	(.10)	(.16)	(1.11)	(1.27)	11.63	(.65)	5		.64		.53		1.28
12/31/2020	12.32	.09	1.10	1.19	(.24)	(.27)	(.51)	13.00	9.75	4		.64		.64		.69
12/31/2019	11.93	.22	.43	.65	(.26)	—	(.26)	12.32	5.42	2		.62		.62		1.82
12/31/2018	12.08	.22	(.14)	.08	(.23)	—	(.23)	11.93	.70	1		.61		.61		1.82
12/31/2017[4,8]	12.05	.18	.03	.21	(.18)	—	(.18)	12.08	1.73 [6]	—	[10]	.58	[7]	.58	[7]	1.53	[7]
Class 2:
6/30/2022[4,5]	11.53	.13	(.96)	(.83)	(.05)	—	(.05)	10.65	(7.21)[6]	1,170		.62	[7]	.48	[7]	2.46	[7]
12/31/2021	12.89	.15	(.25)	(.10)	(.15)	(1.11)	(1.26)	11.53	(.62)	1,391		.64		.54		1.24
12/31/2020	12.21	.09	1.10	1.19	(.24)	(.27)	(.51)	12.89	9.80	1,439		.64		.64		.73
12/31/2019	11.82	.22	.42	.64	(.25)	—	(.25)	12.21	5.31	1,343		.62		.62		1.82
12/31/2018	11.96	.21	(.14)	.07	(.21)	—	(.21)	11.82	.73	1,323		.61		.61		1.77
12/31/2017	11.93	.17	.02	.19	(.16)	—	(.16)	11.96	1.59	1,473		.61		.61		1.43
Class 3:
6/30/2022[4,5]	11.70	.14	(.98)	(.84)	(.05)	—	(.05)	10.81	(7.18)[6]	8		.55	[7]	.41	[7]	2.53	[7]
12/31/2021	13.07	.16	(.26)	(.10)	(.16)	(1.11)	(1.27)	11.70	(.62)	9		.57		.47		1.31
12/31/2020	12.37	.10	1.12	1.22	(.25)	(.27)	(.52)	13.07	9.91	10		.57		.57		.78
12/31/2019	11.97	.23	.43	.66	(.26)	—	(.26)	12.37	5.49	9		.55		.55		1.88
12/31/2018	12.11	.22	(.14)	.08	(.22)	—	(.22)	11.97	.71	9		.54		.54		1.84
12/31/2017	12.07	.18	.03	.21	(.17)	—	(.17)	12.11	1.72	10		.54		.54		1.50
Class 4:
6/30/2022[4,5]	11.52	.12	(.97)	(.85)	(.04)	—	(.04)	10.63	(7.35)[6]	204		.87	[7]	.73	[7]	2.22	[7]
12/31/2021	12.88	.12	(.25)	(.13)	(.12)	(1.11)	(1.23)	11.52	(.88)	238		.89		.79		.98
12/31/2020	12.22	.05	1.10	1.15	(.22)	(.27)	(.49)	12.88	9.48	272		.89		.89		.42
12/31/2019	11.84	.19	.42	.61	(.23)	—	(.23)	12.22	5.14	124		.87		.87		1.56
12/31/2018	11.98	.18	(.12)	.06	(.20)	—	(.20)	11.84	.50	91		.86		.86		1.53
12/31/2017	11.96	.14	.01	.15	(.13)	—	(.13)	11.98	1.28	62		.86		.86		1.18

Refer to the end of the tables for footnotes.

American Funds Insurance Series	341

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of expenses		Ratio of expenses
Year ended	Net asset value, beginning of year	Net investment (loss) income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		to average net assets before waivers/ reimburse- ments[12]		to average net assets after waivers/ reimburse- ments[2,12]		Net effective expense ratio[2,5,13]		Ratio of net (loss) income to average net assets[2]

Managed Risk Growth Fund

Class P1:
6/30/2022[4,5]	$18.53	$— [9]	$(4.04)	$(4.04)	$(.06)	$(2.54)	$(2.60)	$11.89	(22.20)%[6]	$9		.41%[7]		.36%[7]		.68%[7]		(.02)%[7]
12/31/2021	17.25	.04	2.16	2.20	(.18)	(.74)	(.92)	18.53	13.08	13		.41		.36		.69		.19
12/31/2020	13.78	.07	4.20	4.27	(.12)	(.68)	(.80)	17.25	32.45	11		.42		.37		.72		.49
12/31/2019	12.30	.15	2.44	2.59	(.19)	(.92)	(1.11)	13.78	22.01	6		.42		.37		.73		1.19
12/31/2018	13.22	.11	(.04)	.07	(.10)	(.89)	(.99)	12.30	(.04)[14]	3		.42	[14]	.37	[14]	.71	[14]	.82	[14]
12/31/2017	10.71	.08	2.70	2.78	(.07)	(.20)	(.27)	13.22	26.23 [14]	2		.42	[14]	.36	[14]	.70	[14]	.69	[14]
Class P2:
6/30/2022[4,5]	18.42	(.02)	(4.01)	(4.03)	(.06)	(2.54)	(2.60)	11.79	(22.32)[6]	462		.66	[7]	.61	[7]	.93	[7]	(.28)[7]
12/31/2021	17.11	(.01)	2.16	2.15	(.10)	(.74)	(.84)	18.42	12.89	584		.67		.62		.95		(.07)
12/31/2020	13.71	.03	4.16	4.19	(.11)	(.68)	(.79)	17.11	32.03	554		.67		.62		.97		.20
12/31/2019	12.21	.09	2.45	2.54	(.12)	(.92)	(1.04)	13.71	21.74	434		.68		.63		.99		.73
12/31/2018	13.14	.06	(.04)	.02	(.06)	(.89)	(.95)	12.21	(.37)	340		.68		.63		.97		.46
12/31/2017	10.64	.04	2.70	2.74	(.04)	(.20)	(.24)	13.14	25.99	286		.69		.63		.97		.34

Managed Risk International Fund

Class P1:
6/30/2022[4,5]	$10.55	$.03	$(1.67)	$(1.64)	$(.26)	$—	$(.26)	$8.65	(15.68)%[6,14]	$2		.42%[7,14]		.37%[7,14]		.87%[7,14]		.60%[7,14]
12/31/2021	11.07	.24	(.67)	(.43)	(.09)	—	(.09)	10.55	(3.92)[14]	2		.44	[14]	.36	[14]	.87	[14]	2.12	[14]
12/31/2020	11.01	.08	.22	.30	(.16)	(.08)	(.24)	11.07	3.13 [14]	2		.43	[14]	.35	[14]	.86	[14]	.82	[14]
12/31/2019	9.82	.17	1.54	1.71	(.20)	(.32)	(.52)	11.01	17.91 [14]	1		.41	[14]	.33	[14]	.84	[14]	1.64	[14]
12/31/2018	11.25	.32	(1.44)	(1.12)	(.26)	(.05)	(.31)	9.82	(10.11)[14]	—	[10]	.33	[14]	.28	[14]	.77	[14]	3.02	[14]
12/31/2017	8.89	.11	2.47	2.58	(.10)	(.12)	(.22)	11.25	29.28 [14]	—	[10]	.28	[14]	.20	[14]	.69	[14]	1.13	[14]
Class P2:
6/30/2022[4,5]	10.48	.01	(1.66)	(1.65)	(.22)	—	(.22)	8.61	(15.83)[6]	131		.69	[7]	.64	[7]	1.14	[7]	.27	[7]
12/31/2021	10.99	.20	(.65)	(.45)	(.06)	—	(.06)	10.48	(4.13)	160		.71		.63		1.14		1.79
12/31/2020	10.92	.04	.23	.27	(.12)	(.08)	(.20)	10.99	2.80	168		.71		.63		1.14		.42
12/31/2019	9.76	.13	1.55	1.68	(.20)	(.32)	(.52)	10.92	17.64	165		.71		.63		1.14		1.21
12/31/2018	11.15	.16	(1.32)	(1.16)	(.18)	(.05)	(.23)	9.76	(10.50)	151		.69		.64		1.13		1.49
12/31/2017	8.83	.11	2.41	2.52	(.08)	(.12)	(.20)	11.15	28.69	148		.71		.63		1.12		1.03

Managed Risk Washington Mutual Investors Fund

Class P1:
6/30/2022[4,5]	$12.95	$.04	$(1.26)	$(1.22)	$(.15)	$—	$(.15)	$11.58	(9.45)%[6,14]	$3		.40%[7,14]		.35%[7,14]		.74%[7,14]		.60%[7,14]
12/31/2021	11.24	.16	1.79	1.95	(.24)	—	(.24)	12.95	17.46 [14]	2		.41	[14]	.36	[14]	.77	[14]	1.33	[14]
12/31/2020	12.01	.18	(.35)	(.17)	(.26)	(.34)	(.60)	11.24	(.93)[14]	2		.40	[14]	.35	[14]	.76	[14]	1.66	[14]
12/31/2019	11.28	.25	1.28	1.53	(.20)	(.60)	(.80)	12.01	14.14 [14]	1		.38	[14]	.33	[14]	.74	[14]	2.14	[14]
12/31/2018	13.04	.40	(1.27)	(.87)	(.45)	(.44)	(.89)	11.28	(6.99)[14]	—	[10]	.33	[14]	.28	[14]	.67	[14]	3.21	[14]
12/31/2017	11.67	.19	1.59	1.78	(.22)	(.19)	(.41)	13.04	15.48 [14]	—	[10]	.30	[14]	.25	[14]	.64	[14]	1.59	[14]
Class P2:
6/30/2022[4,5]	12.88	.02	(1.25)	(1.23)	(.14)	—	(.14)	11.51	(9.56)[6]	319		.67	[7]	.62	[7]	1.01	[7]	.25	[7]
12/31/2021	11.18	.11	1.79	1.90	(.20)	—	(.20)	12.88	17.11	371		.68		.62		1.03		.91
12/31/2020	11.91	.13	(.33)	(.20)	(.19)	(.34)	(.53)	11.18	(1.25)	355		.68		.63		1.04		1.18
12/31/2019	11.21	.18	1.31	1.49	(.19)	(.60)	(.79)	11.91	13.88	365		.68		.63		1.04		1.62
12/31/2018	12.96	.19	(1.10)	(.91)	(.40)	(.44)	(.84)	11.21	(7.38)	336		.68		.63		1.02		1.49
12/31/2017	11.61	.17	1.55	1.72	(.18)	(.19)	(.37)	12.96	15.03	367		.68		.63		1.02		1.43

Refer to the end of the tables for footnotes.

342	American Funds Insurance Series

Financial highlights (continued)

		(Loss) income from investment operations[1]				Dividends and distributions						Ratio of expenses		Ratio of expenses
Year ended	Net asset value, beginning of year	Net investment (loss) income		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	to average net assets before waivers/ reimburse- ments[12]		to average net assets after waivers/ reimburse- ments[2,12]		Net effective expense ratio[2,5,13]		Ratio of net (loss) income to average net assets[2]

Managed Risk Growth-Income Fund

Class P1:
6/30/2022[4,5]	$15.73	$.02		$(2.50)	$(2.48)	$(.14)	$(.31)	$(.45)	$12.80	(15.87)%[6]	$1,905	.41%[7]		.36%[7]		.64%[7]		.30%[7]
12/31/2021	14.01	.14		1.99	2.13	(.21)	(.20)	(.41)	15.73	15.32	2,328	.41		.36		.66		.96
12/31/2020	13.76	.17		1.08	1.25	(.26)	(.74)	(1.00)	14.01	9.85	2,120	.41		.36		.66		1.24
12/31/2019	11.73	.22		2.01	2.23	(.10)	(.10)	(.20)	13.76	19.14	1,987	.42		.37		.67		1.71
12/31/2018	12.66	(.02)		(.15)	(.17)	(.19)	(.57)	(.76)	11.73	(1.66)	1,662	.40		.35		.64		(.20)
12/31/2017	11.07	.19		2.03	2.22	(.13)	(.50)	(.63)	12.66	20.64 [14]	2	.44	[14]	.37	[14]	.66	[14]	1.61	[14]
Class P2:
6/30/2022[4,5]	15.64	—	[9]	(2.49)	(2.49)	(.13)	(.31)	(.44)	12.71	(16.01)[6]	277	.66	[7]	.61	[7]	.89	[7]	.04	[7]
12/31/2021	13.93	.10		1.98	2.08	(.17)	(.20)	(.37)	15.64	15.05	340	.66		.61		.91		.70
12/31/2020	13.69	.14		1.07	1.21	(.23)	(.74)	(.97)	13.93	9.58	315	.66		.61		.91		1.02
12/31/2019	11.67	.19		2.00	2.19	(.07)	(.10)	(.17)	13.69	18.84	283	.67		.62		.92		1.47
12/31/2018	12.58	.16		(.36)	(.20)	(.14)	(.57)	(.71)	11.67	(1.97)	230	.69		.64		.93		1.25
12/31/2017	11.02	.13		2.05	2.18	(.12)	(.50)	(.62)	12.58	20.40	206	.70		.63		.92		1.08

Managed Risk Asset Allocation Fund

Class P1:
6/30/2022[4,5]	$15.33	$.03		$(2.22)	$(2.19)	$(.20)	$(.48)	$(.68)	$12.46	(14.40)%[6]	$7	.41%[7]		.36%[7]		.64%[7]		.48%[7]
12/31/2021	13.84	.21		1.55	1.76	(.27)	—	(.27)	15.33	12.82	7	.41		.36		.66		1.43
12/31/2020	13.81	.25		.51	.76	(.21)	(.52)	(.73)	13.84	6.10	5	.41		.36		.66		1.91
12/31/2019	12.23	.26		1.92	2.18	(.03)	(.57)	(.60)	13.81	18.25	2	.41		.36		.65		2.01
12/31/2018	13.59	.22		(.80)	(.58)	(.25)	(.53)	(.78)	12.23	(4.63)	2	.37		.32		.59		1.67
12/31/2017	12.02	.19		1.60	1.79	(.10)	(.12)	(.22)	13.59	15.06	1,656	.43		.38		.66		1.45
Class P2:
6/30/2022[4,5]	14.93	.01		(2.16)	(2.15)	(.19)	(.48)	(.67)	12.11	(14.50)[6]	2,285	.66	[7]	.61	[7]	.89	[7]	.20	[7]
12/31/2021	13.45	.15		1.53	1.68	(.20)	—	(.20)	14.93	12.50	2,812	.66		.61		.91		1.03
12/31/2020	13.46	.15		.56	.71	(.20)	(.52)	(.72)	13.45	5.88	2,773	.66		.61		.91		1.15
12/31/2019	12.22	.19		1.93	2.12	(.31)	(.57)	(.88)	13.46	17.98	2,830	.66		.61		.90		1.51
12/31/2018	13.55	.17		(.79)	(.62)	(.18)	(.53)	(.71)	12.22	(4.89)	2,541	.62		.57		.84		1.27
12/31/2017	12.01	.15		1.61	1.76	(.10)	(.12)	(.22)	13.55	14.80	2,798	.68		.63		.91		1.13

Refer to the end of the tables for footnotes.

American Funds Insurance Series	343

Financial highlights (continued)

Portfolio turnover rate for all share classes	Six months ended	Year ended December 31,
excluding mortgage dollar roll transactions[15,16]	June 30, 2022[4,5,6]	2021	2020	2019	2018	2017
Capital Income Builder	24%	60%	110%	44%	42%	59%
Asset Allocation Fund	20	45	49	47	34	39
American Funds Global Balanced Fund	86	36	68	60	30	28
The Bond Fund of America	39	87	72	146	98	153
Capital World Bond Fund	45	64	88	110	78	74
American Funds Mortgage Fund	16	38	123	84	60	98
U.S. Government Securities Fund	31	126	112	103	76	120

Portfolio turnover rate for all share classes	Six months ended	Year ended December 31,
including mortgage dollar roll transactions[15,16]	June 30, 2022[4,5,6]	2021	2020	2019	2018	2017
Global Growth Fund	15%	18%	17%	14%	25%	31%
Global Small Capitalization Fund	21	29	38	50	43	33
Growth Fund	14	25	32	21	35	24
International Fund	20	44	40	32	29	29
New World Fund	20	43	70	38	58	56
Washington Mutual Investors Fund	15	90	40	37	49	34
Capital World Growth and Income Fund	22	85	36	29	49	41
Growth-Income Fund	16	24	33	27	39	27
International Growth and Income Fund	26	41	56	28	38	51
Capital Income Builder	51	93	184	72	98	88
Asset Allocation Fund	54	124	145	79	86	85
American Funds Global Balanced Fund	92	39	86	74	51	41
The Bond Fund of America	190	456	461	373	514	502
Capital World Bond Fund	72	91	145	159	125	105
American High-Income Trust	21	56	78	58	67	78
American Funds Mortgage Fund	634	975	1143	350	811	680
Ultra-Short Bond Fund	— [17]	— [17]	— [17]	— [17]	— [17]	— [17]
U.S. Government Securities Fund	297	433	867	277	446	551
Managed Risk Growth Fund	45	32	80	10	7	25
Managed Risk International Fund	37	24	71	8	8	25
Managed Risk Washington Mutual Investors Fund	36	16	101	13	11	32
Managed Risk Growth-Income Fund	33	13	38	6	14	26
Managed Risk Asset Allocation Fund	23	5	30	8	12	1

[1]	Based on average shares outstanding.
[2]	This column reflects the impact of certain waivers/reimbursements from CRMC. During some of the years shown, CRMC waived a portion of investment advisory services fees on some funds, including each of the managed risk funds. In addition, during some of the years shown, CRMC reimbursed a portion of miscellaneous fees and expenses for some of the managed risk funds.
[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds, if applicable.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	Class 1A shares began investment operations on January 6, 2017.
[9]	Amount less than $.01.
[10]	Amount less than $1 million.
[11]	Amount less than .01%.
[12]	This column does not include expenses of the underlying funds in which each fund invests.
[13]	This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. Refer to the expense example for further information regarding fees and expenses.
[14]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[15]	Refer to Note 5 for further information on mortgage dollar rolls.
[16]	Rates do not include the fund’s portfolio activity with respect to any Central Funds, if applicable.
[17]	Amount is either less than 1% or there is no turnover.

Refer to the notes to financial statements.

344	American Funds Insurance Series

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2022, through June 30, 2022).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Insurance Series	345

Expense example (continued)

	Beginning account value 1/1/2022	Ending account value 6/30/2022	Expenses paid during period[1]	Annualized expense ratio
Global Growth Fund
Class 1 – actual return	$1,000.00	$721.63	$2.13	.50%
Class 1 – assumed 5% return	1,000.00	1,022.32	2.51	.50
Class 1A – actual return	1,000.00	720.89	3.20	.75
Class 1A – assumed 5% return	1,000.00	1,021.08	3.76	.75
Class 2 – actual return	1,000.00	720.93	3.20	.75
Class 2 – assumed 5% return	1,000.00	1,021.08	3.76	.75
Class 4 – actual return	1,000.00	720.06	4.26	1.00
Class 4 – assumed 5% return	1,000.00	1,019.84	5.01	1.00
Global Small Capitalization Fund
Class 1 – actual return	$1,000.00	$680.14	$3.00	.72%
Class 1 – assumed 5% return	1,000.00	1,021.22	3.61	.72
Class 1A – actual return	1,000.00	679.46	4.04	.97
Class 1A – assumed 5% return	1,000.00	1,019.98	4.86	.97
Class 2 – actual return	1,000.00	679.13	4.04	.97
Class 2 – assumed 5% return	1,000.00	1,019.98	4.86	.97
Class 4 – actual return	1,000.00	678.74	5.08	1.22
Class 4 – assumed 5% return	1,000.00	1,018.74	6.11	1.22
Growth Fund
Class 1 – actual return	$1,000.00	$701.98	$1.43	.34%
Class 1 – assumed 5% return	1,000.00	1,023.11	1.71	.34
Class 1A – actual return	1,000.00	701.09	2.49	.59
Class 1A – assumed 5% return	1,000.00	1,021.87	2.96	.59
Class 2 – actual return	1,000.00	701.01	2.49	.59
Class 2 – assumed 5% return	1,000.00	1,021.87	2.96	.59
Class 3 – actual return	1,000.00	701.15	2.19	.52
Class 3 – assumed 5% return	1,000.00	1,022.22	2.61	.52
Class 4 – actual return	1,000.00	700.18	3.54	.84
Class 4 – assumed 5% return	1,000.00	1,020.63	4.21	.84
International Fund
Class 1 – actual return	$1,000.00	$774.70	$2.38	.54%
Class 1 – assumed 5% return	1,000.00	1,022.12	2.71	.54
Class 1A – actual return	1,000.00	773.42	3.47	.79
Class 1A – assumed 5% return	1,000.00	1,020.88	3.96	.79
Class 2 – actual return	1,000.00	773.69	3.47	.79
Class 2 – assumed 5% return	1,000.00	1,020.88	3.96	.79
Class 3 – actual return	1,000.00	773.59	3.17	.72
Class 3 – assumed 5% return	1,000.00	1,021.22	3.61	.72
Class 4 – actual return	1,000.00	772.17	4.57	1.04
Class 4 – assumed 5% return	1,000.00	1,019.64	5.21	1.04
New World Fund
Class 1 – actual return	$1,000.00	$762.76	$2.49	.57%
Class 1 – assumed 5% return	1,000.00	1,021.97	2.86	.57
Class 1A – actual return	1,000.00	761.75	3.58	.82
Class 1A – assumed 5% return	1,000.00	1,020.73	4.11	.82
Class 2 – actual return	1,000.00	761.59	3.58	.82
Class 2 – assumed 5% return	1,000.00	1,020.73	4.11	.82
Class 4 – actual return	1,000.00	761.06	4.67	1.07
Class 4 – assumed 5% return	1,000.00	1,019.49	5.36	1.07

Refer to the end of the tables for footnotes.

346	American Funds Insurance Series

Expense example (continued)

	Beginning account value 1/1/2022	Ending account value 6/30/2022	Expenses paid during period[1]	Annualized expense ratio
Washington Mutual Investors Fund
Class 1 – actual return	$1,000.00	$871.16	$1.21	.26%
Class 1 – assumed 5% return	1,000.00	1,023.51	1.30	.26
Class 1A – actual return	1,000.00	870.17	2.36	.51
Class 1A – assumed 5% return	1,000.00	1,022.27	2.56	.51
Class 2 – actual return	1,000.00	869.85	2.36	.51
Class 2 – assumed 5% return	1,000.00	1,022.27	2.56	.51
Class 4 – actual return	1,000.00	868.65	3.52	.76
Class 4 – assumed 5% return	1,000.00	1,021.03	3.81	.76
Capital World Growth and Income Fund
Class 1 – actual return	$1,000.00	$787.96	$1.86	.42%
Class 1 – assumed 5% return	1,000.00	1,022.71	2.11	.42
Class 1A – actual return	1,000.00	787.16	2.97	.67
Class 1A – assumed 5% return	1,000.00	1,021.47	3.36	.67
Class 2 – actual return	1,000.00	787.04	2.97	.67
Class 2 – assumed 5% return	1,000.00	1,021.47	3.36	.67
Class 4 – actual return	1,000.00	786.00	4.07	.92
Class 4 – assumed 5% return	1,000.00	1,020.23	4.61	.92
Growth-Income Fund
Class 1 – actual return	$1,000.00	$803.18	$1.25	.28%
Class 1 – assumed 5% return	1,000.00	1,023.41	1.40	.28
Class 1A – actual return	1,000.00	802.25	2.37	.53
Class 1A – assumed 5% return	1,000.00	1,022.17	2.66	.53
Class 2 – actual return	1,000.00	802.13	2.37	.53
Class 2 – assumed 5% return	1,000.00	1,022.17	2.66	.53
Class 3 – actual return	1,000.00	802.49	2.06	.46
Class 3 – assumed 5% return	1,000.00	1,022.51	2.31	.46
Class 4 – actual return	1,000.00	801.21	3.48	.78
Class 4 – assumed 5% return	1,000.00	1,020.93	3.91	.78
International Growth and Income Fund
Class 1 – actual return	$1,000.00	$810.03	$2.29	.51%
Class 1 – assumed 5% return	1,000.00	1,022.27	2.56	.51
Class 1A – actual return	1,000.00	808.58	3.36	.75
Class 1A – assumed 5% return	1,000.00	1,021.08	3.76	.75
Class 2 – actual return	1,000.00	808.41	3.36	.75
Class 2 – assumed 5% return	1,000.00	1,021.08	3.76	.75
Class 4 – actual return	1,000.00	807.59	4.48	1.00
Class 4 – assumed 5% return	1,000.00	1,019.84	5.01	1.00
Capital Income Builder
Class 1 – actual return	$1,000.00	$903.64	$1.23	.26%
Class 1 – assumed 5% return	1,000.00	1,023.51	1.30	.26
Class 1A – actual return	1,000.00	903.17	2.41	.51
Class 1A – assumed 5% return	1,000.00	1,022.27	2.56	.51
Class 2 – actual return	1,000.00	903.26	2.41	.51
Class 2 – assumed 5% return	1,000.00	1,022.27	2.56	.51
Class 4 – actual return	1,000.00	901.95	3.58	.76
Class 4 – assumed 5% return	1,000.00	1,021.03	3.81	.76

Refer to the end of the tables for footnotes.

American Funds Insurance Series	347

Expense example (continued)

	Beginning account value 1/1/2022	Ending account value 6/30/2022	Expenses paid during period[1]	Annualized expense ratio
Asset Allocation Fund
Class 1 – actual return	$1,000.00	$842.19	$1.37	.30%
Class 1 – assumed 5% return	1,000.00	1,023.31	1.51	.30
Class 1A – actual return	1,000.00	841.23	2.51	.55
Class 1A – assumed 5% return	1,000.00	1,022.07	2.76	.55
Class 2 – actual return	1,000.00	840.91	2.51	.55
Class 2 – assumed 5% return	1,000.00	1,022.07	2.76	.55
Class 3 – actual return	1,000.00	841.06	2.19	.48
Class 3 – assumed 5% return	1,000.00	1,022.41	2.41	.48
Class 4 – actual return	1,000.00	839.89	3.65	.80
Class 4 – assumed 5% return	1,000.00	1,020.83	4.01	.80
American Funds Global Balanced Fund
Class 1 – actual return	$1,000.00	$836.93	$2.87	.63%
Class 1 – assumed 5% return	1,000.00	1,021.67	3.16	.63
Class 1A – actual return	1,000.00	835.23	4.05	.89
Class 1A – assumed 5% return	1,000.00	1,020.38	4.46	.89
Class 2 – actual return	1,000.00	835.91	4.05	.89
Class 2 – assumed 5% return	1,000.00	1,020.38	4.46	.89
Class 4 – actual return	1,000.00	834.67	5.14	1.13
Class 4 – assumed 5% return	1,000.00	1,019.19	5.66	1.13
The Bond Fund of America
Class 1 – actual return	$1,000.00	$900.38	$.94	.20%
Class 1 – assumed 5% return	1,000.00	1,023.80	1.00	.20
Class 1A – actual return	1,000.00	899.08	2.07	.44
Class 1A – assumed 5% return	1,000.00	1,022.61	2.21	.44
Class 2 – actual return	1,000.00	898.60	2.12	.45
Class 2 – assumed 5% return	1,000.00	1,022.56	2.26	.45
Class 4 – actual return	1,000.00	897.76	3.29	.70
Class 4 – assumed 5% return	1,000.00	1,021.32	3.51	.70
Capital World Bond Fund
Class 1 – actual return	$1,000.00	$839.53	$2.14	.47%
Class 1 – assumed 5% return	1,000.00	1,022.46	2.36	.47
Class 1A – actual return	1,000.00	837.83	3.28	.72
Class 1A – assumed 5% return	1,000.00	1,021.22	3.61	.72
Class 2 – actual return	1,000.00	837.85	3.28	.72
Class 2 – assumed 5% return	1,000.00	1,021.22	3.61	.72
Class 4 – actual return	1,000.00	837.41	4.42	.97
Class 4 – assumed 5% return	1,000.00	1,019.98	4.86	.97
American High-Income Trust
Class 1 – actual return	$1,000.00	$875.82	$1.49	.32%
Class 1 – assumed 5% return	1,000.00	1,023.21	1.61	.32
Class 1A – actual return	1,000.00	873.98	2.65	.57
Class 1A – assumed 5% return	1,000.00	1,021.97	2.86	.57
Class 2 – actual return	1,000.00	874.79	2.65	.57
Class 2 – assumed 5% return	1,000.00	1,021.97	2.86	.57
Class 3 – actual return	1,000.00	874.18	2.32	.50
Class 3 – assumed 5% return	1,000.00	1,022.32	2.51	.50
Class 4 – actual return	1,000.00	873.17	3.81	.82
Class 4 – assumed 5% return	1,000.00	1,020.73	4.11	.82

Refer to the end of the tables for footnotes.

348	American Funds Insurance Series

Expense example (continued)

	Beginning account value 1/1/2022	Ending account value 6/30/2022	Expenses paid during period[1]	Annualized expense ratio
American Funds Mortgage Fund
Class 1 – actual return	$1,000.00	$932.26	$1.15	.24%
Class 1 – assumed 5% return	1,000.00	1,023.60	1.20	.24
Class 1A – actual return	1,000.00	930.57	2.39	.50
Class 1A – assumed 5% return	1,000.00	1,022.32	2.51	.50
Class 2 – actual return	1,000.00	930.65	2.39	.50
Class 2 – assumed 5% return	1,000.00	1,022.32	2.51	.50
Class 4 – actual return	1,000.00	929.47	3.59	.75
Class 4 – assumed 5% return	1,000.00	1,021.08	3.76	.75
Ultra-Short Bond Fund
Class 1 – actual return	$1,000.00	$1,000.89	$1.64	.33%
Class 1 – assumed 5% return	1,000.00	1,023.16	1.66	.33
Class 1A – actual return	1,000.00	999.99	1.64	.33
Class 1A – assumed 5% return	1,000.00	1,023.16	1.66	.33
Class 2 – actual return	1,000.00	999.08	2.87	.58
Class 2 – assumed 5% return	1,000.00	1,021.92	2.91	.58
Class 3 – actual return	1,000.00	999.09	2.53	.51
Class 3 – assumed 5% return	1,000.00	1,022.27	2.56	.51
Class 4 – actual return	1,000.00	998.18	4.11	.83
Class 4 – assumed 5% return	1,000.00	1,020.68	4.16	.83
U.S. Government Securities Fund
Class 1 – actual return	$1,000.00	$929.18	$1.10	.23%
Class 1 – assumed 5% return	1,000.00	1,023.65	1.15	.23
Class 1A – actual return	1,000.00	928.52	2.30	.48
Class 1A – assumed 5% return	1,000.00	1,022.41	2.41	.48
Class 2 – actual return	1,000.00	927.90	2.29	.48
Class 2 – assumed 5% return	1,000.00	1,022.41	2.41	.48
Class 3 – actual return	1,000.00	928.21	1.96	.41
Class 3 – assumed 5% return	1,000.00	1,022.76	2.06	.41
Class 4 – actual return	1,000.00	926.54	3.49	.73
Class 4 – assumed 5% return	1,000.00	1,021.17	3.66	.73

Refer to the end of the tables for footnotes.

American Funds Insurance Series	349

Expense example (continued)

	Beginning account value 1/1/2022	Ending account value 6/30/2022	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Managed Risk Growth Fund
Class P1 – actual return	$1,000.00	$778.05	$1.59	.36%	$3.00	.68%
Class P1 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.41	.68
Class P2 – actual return	1,000.00	776.82	2.69	.61	4.10	.93
Class P2 – assumed 5% return	1,000.00	1,021.77	3.06	.61	4.66	.93
Managed Risk International Fund
Class P1 – actual return	$1,000.00	$843.21	$1.69	.37%	$3.98	.87%
Class P1 – assumed 5% return	1,000.00	1,022.96	1.86	.37	4.36	.87
Class P2 – actual return	1,000.00	841.68	2.92	.64	5.21	1.14
Class P2 – assumed 5% return	1,000.00	1,021.62	3.21	.64	5.71	1.14
Managed Risk Washington Mutual Investors Fund
Class P1 – actual return	$1,000.00	$905.49	$1.65	.35%	$3.50	.74%
Class P1 – assumed 5% return	1,000.00	1,023.06	1.76	.35	3.71	.74
Class P2 – actual return	1,000.00	904.43	2.93	.62	4.77	1.01
Class P2 – assumed 5% return	1,000.00	1,021.72	3.11	.62	5.06	1.01
Managed Risk Growth-Income Fund
Class P1 – actual return	$1,000.00	$841.25	$1.64	.36%	$2.92	.64%
Class P1 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.21	.64
Class P2 – actual return	1,000.00	839.91	2.78	.61	4.06	.89
Class P2 – assumed 5% return	1,000.00	1,021.77	3.06	.61	4.46	.89
Managed Risk Asset Allocation Fund
Class P1 – actual return	$1,000.00	$855.99	$1.66	.36%	$2.95	.64%
Class P1 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.21	.64
Class P2 – actual return	1,000.00	855.00	2.81	.61	4.09	.89
Class P2 – assumed 5% return	1,000.00	1,021.77	3.06	.61	4.46	.89

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.

350	American Funds Insurance Series

Approval of Investment Advisory and Service Agreement — American Funds Insurance Series

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2023. The agreement was amended to lower the current fee schedule resulting in an overall lower advisory fee for Global Growth Fund, Global Small Capitalization Fund, International Fund, New World Fund, Washington Mutual Investors Fund, Capital World Growth and Income Fund, International Growth and Income Fund, Capital Income Builder, American Funds Global Balanced Fund, The Bond Fund of America, Capital World Bond Fund, American High-Income Trust, American Funds Mortgage Fund, Ultra-Short Bond Fund and U.S. Government Securities Fund and to add additional advisory fee breakpoints for Growth Fund when the fund’s net assets exceed $44 billion, for Growth-Income Fund when the fund’s net assets exceed $44 billion, and for Asset Allocation Fund when the fund’s net assets exceed $34 billion. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors,among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds,including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included),and data such as relevant market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2021. They generally placed greater emphasis on investment results over longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. They observed that the advisory fees and total expenses of each fund generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in each fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. The board also

American Funds Insurance Series	351

considered and approved the amended fee schedule to the agreement that lowered the current fee schedule and resulted in an overall lower advisory fee. The board noted that there would be no diminution in services provided as a result of the lower advisory fee for certain funds.

In addition, the board and committee reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients,the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of each fund, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the other amounts paid to CRMC by the funds.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence,company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

352	American Funds Insurance Series

Approval of Investment Advisory and Service Agreement and Subadvisory Agreement — American Funds Insurance Series Managed Risk Funds

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “advisory agreement”) with Capital Research and Management Company (“CRMC”) with respect to the Managed Risk Funds for an additional one-year term through April 30, 2023. The board has also approved the series’ Subadvisory Agreement (the “subadvisory agreement”) with CRMC and Milliman Financial Risk Management LLC (“Milliman FRM”) with respect to these funds for the same term. The advisory and subadvisory agreements are jointly referred to below as the “agreements.” The board approved the agreements following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreements was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC and Milliman FRM as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreements, and were advised by their independent counsel with respect to the matters considered. They considered the following factors,among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of the oversight of Milliman FRM’s services provided by CRMC, administrative and shareholder services provided by CRMC to the funds under the advisory agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds,including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

The board and the committee also considered the depth and quality of Milliman FRM’s investment management process, including its experience in applying the Milliman Managed Risk Strategy to other funds in the series and risk management services for other clients; the experience, capability and integrity of its senior management and other personnel; and the services provided to each fund under the subadvisory agreement. The board and the committee concluded that the nature, extent and quality of the services provided by Milliman FRM have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included),and data such as relevant market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2021. They generally placed greater emphasis on investment results over longer term periods. The board and the committee also considered the volatility of the funds compared with the S&P 500 Managed Risk indexes and those of a group of funds with volatility management strategies identified by management over various periods (including each fund’s lifetime) through September 30, 2021. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results and the results of the services provided by CRMC and Milliman FRM have been satisfactory for renewal of the agreements, and that CRMC’s and Milliman FRM’s record in managing the funds indicated that their continued management should benefit each fund and its shareholders.

American Funds Insurance Series	353

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. The board and the committee noted CRMC’s waiver of a portion of the advisory fee payable by each fund under the advisory agreement, CRMC’s commitment not to remove the waiver without board approval and CRMC’s agreement to pay the fees due to Milliman FRM under the subadvisory agreement. They observed that each fund’s advisory fees and total expenses generally compared favorably to those of other similar funds included in the comparable Lipper category.

The board and the committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients,the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. They also reviewed the fees paid to Milliman FRM by other funds which it advised or subadvised. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services that CRMC provided, directly and through Milliman FRM, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of each fund, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee also reviewed similar ancillary benefits received by Milliman FRM as a result of its relationship with the series. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by each fund.

354	American Funds Insurance Series

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence,company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

American Funds Insurance Series	355

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356	American Funds Insurance Series

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American Funds Insurance Series	357

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358	American Funds Insurance Series

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American Funds Insurance Series	359

Office of the series

333 South Hope Street

Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Investment subadviser

Milliman Financial Risk Management LLC

(Managed Risk Funds only)

71 South Wacker Drive, 31st Floor

Chicago, IL 60606-4637

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111-2900

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

360	American Funds Insurance Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com/afis.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the Capital Group website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the Capital Group website.

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website and on our website.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after September 30, 2022, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

Fund attribution data was produced using FactSet, a third-party software system, based on daily portfolios. Securities in their initial period of acquisition may not be included in this analysis. The analysis includes equity investments only and excludes forward contracts and fixed income investments, if applicable. It does not account for buy-and-sell transactions that might have occurred intraday. As a result, average portfolio weight percentages are approximate, and the actual average portfolio weight percentages might be higher or lower. Data elements, such as pricing, income, market cap, etc., were provided by FactSet. The indexes provided for attribution are based on FactSet’s methodology. The indexes are broad-based market benchmarks and may not be used by Capital Group® as the sole comparative index for the funds. Capital Group believes the software and information from FactSet to be reliable. However, Capital Group cannot be responsible for inaccuracies, incomplete information or updating of information by FactSet.

Hedge instruments, including exchange-traded futures contracts and exchange-traded put options, may not provide an effective hedge of the underlying securities because changes in the prices of such instruments may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the underlying funds in certain market conditions.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith. MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products. The S&P 500 is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2022 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series portfolio managers average 28 years of investment industry experience, including 23 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds Insurance Series’ superior outcomes

American Funds Insurance Series equity funds have beaten their comparable Lipper indexes in 89% of 10-year periods and 100% of 20-year periods.2 Our fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 We strive to keep management fees competitive. Over the past 20 years, most funds’ fees have been below industry averages.4

[1]	Portfolio manager experience as of the American Funds Insurance Series prospectus dated May 1, 2022.
[2]	Based on Class 1 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2021. Periods covered are the shorter of the fund’s lifetime or since the inception date of the comparable Lipper index or average. The comparable Lipper indexes are: Capital World Funds Index (Global Growth Fund, Capital World Growth and Income Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Washington Mutual Investors Fund, Growth and Income Fund) and Balanced Funds Index (Asset Allocation Fund). The Lipper Global Small-/Mid-Cap Funds Average was used for Global Small Capitalization Fund. Lipper source: Refinitiv Lipper. There have been periods when the fund has lagged the index.
[3]	Based on Class 1 share results as of December 31, 2021. Three of our five fixed income funds showed a three-year correlation below 0.3. Standard & Poor’s 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	Based on management fees for the 20-year period ended December 31, 2021, versus comparable Lipper categories, excluding funds of funds.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

(b)        Not applicable.

Item 2.  Code of Ethics.

Item applicable only to annual report on Form N-CSR.

Item 3.  Audit Committee Financial Expert.

Item applicable only to annual report on Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Item applicable only to annual report on Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a)        Schedule of Investments is included as a part of the report to shareholders included under Item 1 of this Form N-CSR.

(b)        Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant does not have procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.  Controls and Procedures.

(a)    The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

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(b)    There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)        Not applicable.

(b)        Not applicable.

Item 13.  Exhibits

(a)(1)   Not applicable.

(a)(2)      The certifications required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)     Not applicable.

(a)(4)    Not applicable.

(b)(1)      The certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)(2)     The certification required under Section  906 of the Sarbanes-Oxley Act of 2002, regarding American Funds Growth Portfolio, a series of the Trust, by American Funds Insurance Series, is attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BRIGHTHOUSE FUNDS TRUST I

By:	/s/ Kristi Slavin
Kristi Slavin
President and Chief Executive Officer

Date:	September 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristi Slavin
Kristi Slavin
President and Chief Executive Officer

Date:	September 6, 2022

By:	/s/ Alan R. Otis
Alan R. Otis
Chief Financial Officer and Treasurer

Date:	September 6, 2022

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